                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4146
--------------------------------------------------------------------------------

                               JOHN HANCOCK TRUST
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                      601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.22%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                   13,420   $   412,128
Omnicom Group, Inc.                                         20,066     1,678,120
The Interpublic Group of Companies, Inc. *                  46,596       542,377
                                                                     -----------
                                                                       2,632,625

AEROSPACE - 2.21%
Boeing Company                                              90,419     6,143,971
General Dynamics Corp.                                      22,150     2,648,032
Goodrich Corp.                                              13,395       593,934
Honeywell International, Inc.                               94,225     3,533,438
Lockheed Martin Corp.                                       40,097     2,447,521
Northrop Grumman Corp.                                      39,347     2,138,509
Raytheon Company                                            49,731     1,890,773
Rockwell Collins, Inc.                                      19,468       940,694
Textron, Inc.                                               14,739     1,057,081
United Technologies Corp.                                  112,914     5,853,462
                                                                     -----------
                                                                      27,247,415

AGRICULTURE - 0.29%
Archer-Daniels-Midland Company                              71,679     1,767,604
Monsanto Company                                            29,600     1,857,400
                                                                     -----------
                                                                       3,625,004

AIR TRAVEL - 0.09%
Southwest Airlines Company                                  76,337     1,133,604

ALUMINUM - 0.19%
Alcoa, Inc.                                                 96,128     2,347,446

APPAREL & TEXTILES - 0.44%
Cintas Corp.                                                15,208       624,288
Coach, Inc. *                                               41,883     1,313,451
Jones Apparel Group, Inc.                                   13,046       371,811
Liz Claiborne, Inc.                                         11,825       464,959
NIKE, Inc., Class B                                         21,046     1,719,037
Reebok International, Ltd.                                   5,792       327,654
VF Corp.                                                     9,842       570,541
                                                                     -----------
                                                                       5,391,741

AUTO PARTS - 0.25%
AutoZone, Inc. * (a)                                         6,127       510,073
Dana Corp. (a)                                              16,570       155,924
Delphi Corp. (a)                                            61,860       170,733
Genuine Parts Company                                       19,179       822,779
Johnson Controls, Inc.                                      21,215     1,316,391
Visteon Corp. *                                             14,178       138,661
                                                                     -----------
                                                                       3,114,561

AUTO SERVICES - 0.03%
AutoNation, Inc. *                                          19,869       396,784

AUTOMOBILES - 0.42%
Ford Motor Company (a)                                     204,180     2,013,215
General Motors Corp. (a)                                    62,310     1,907,309
PACCAR, Inc.                                                18,889   $ 1,282,374
                                                                     -----------
                                                                       5,202,898
BANKING - 5.67%
AmSouth Bancorp.                                            38,613       975,364
Bank of America Corp.                                      442,718    18,638,428
Bank of New York Company, Inc.                              85,772     2,522,555
BB&T Corp.                                                  60,328     2,355,808
Comerica, Inc.                                              18,431     1,085,586
Compass Bancshares, Inc.                                    13,702       627,963
Fifth Third Bancorp (a)                                     61,278     2,250,741
First Horizon National Corp. (a)                            13,785       501,085
Golden West Financial Corp.                                 28,155     1,672,125
Huntington Bancshares, Inc.                                 25,433       571,480
KeyCorp                                                     45,100     1,454,475
M&T Bank Corp.                                               8,902       941,030
Marshall & Ilsley Corp.                                     22,830       993,333
National City Corp.                                         62,659     2,095,317
North Fork Bancorporation, Inc.                             52,714     1,344,207
Northern Trust Corp.                                        20,451     1,033,798
Regions Financial Corp.                                     50,740     1,579,029
Sovereign Bancorp, Inc.                                     39,851       878,316
SunTrust Banks, Inc.                                        39,946     2,774,250
US Bancorp                                                 201,381     5,654,778
Wachovia Corp.                                             173,801     8,271,190
Wells Fargo Company                                        185,997    10,893,844
Zions BanCorp                                                9,925       706,759
                                                                     -----------
                                                                      69,821,461

BIOTECHNOLOGY - 1.35%
Amgen, Inc. *                                              135,948    10,830,977
Applera Corp.-Applied Biosystems Group                      21,523       500,195
Biogen Idec, Inc. *                                         37,280     1,471,814
Chiron Corp. *                                              12,007       523,745
Genzyme Corp. *                                             28,282     2,026,123
MedImmune, Inc. *                                           27,142       913,328
Millipore Corp. *                                            5,681       357,278
                                                                     -----------
                                                                      16,623,460

BROADCASTING - 1.03%
Clear Channel Communications, Inc. (a)                      59,792     1,966,559
News Corp.                                                 269,919     4,208,037
Univision Communications, Inc., Class A *                   25,365       672,933
Viacom, Inc., Class B                                      174,678     5,766,121
                                                                     -----------
                                                                      12,613,650

BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc.                           20,210       940,776
Masco Corp.                                                 47,424     1,454,968
                                                                     -----------
                                                                       2,395,744

BUSINESS SERVICES - 1.78%
Affiliated Computer Services, Inc., Class A *               13,840       755,664

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Automatic Data Processing, Inc.                             63,930   $ 2,751,547
Cendant Corp.                                              115,290     2,379,586
Computer Sciences Corp. *                                   20,361       963,279
Convergys Corp. *                                           15,432       221,758
Electronic Arts, Inc. *                                     33,444     1,902,629
Electronic Data Systems Corp.                               57,180     1,283,119
Equifax, Inc.                                               14,351       501,424
First Data Corp.                                            85,014     3,400,560
Fluor Corp.                                                  9,557       615,280
H & R Block, Inc.                                           35,772       857,812
Moody's Corp.                                               27,850     1,422,578
NCR Corp. *                                                 20,473       653,293
Paychex, Inc.                                               36,697     1,360,725
Pitney Bowes, Inc.                                          25,217     1,052,558
R.R. Donnelley & Sons Company                               23,657       876,965
Robert Half International, Inc. (a)                         18,656       663,967
Unisys Corp. *                                              37,524       249,159
                                                                     -----------
                                                                      21,911,903

CABLE AND TELEVISION - 1.34%
Comcast Corp., Class A *                                   241,965     7,108,932
Time Warner, Inc.                                          517,230     9,367,035
                                                                     -----------
                                                                      16,475,967

CELLULAR COMMUNICATIONS - 0.49%
Motorola, Inc.                                             272,054     6,009,673

CHEMICALS - 1.25%
Air Products & Chemicals, Inc.                              24,428     1,346,960
Ashland, Inc.                                                8,176       451,642
Dow Chemical Company                                       106,284     4,428,854
E.I. Du Pont De Nemours & Company                          109,609     4,293,385
Eastman Chemical Company                                     8,978       421,697
Engelhard Corp.                                             13,237       369,445
Hercules, Inc. *                                            12,426       151,846
PPG Industries, Inc.                                        18,720     1,108,037
Praxair, Inc.                                               35,625     1,707,506
Rohm & Haas Company                                         16,018       658,820
Sigma-Aldrich Corp.                                          7,437       476,414
                                                                     -----------
                                                                      15,414,606

COLLEGES & UNIVERSITIES - 0.09%
Apollo Group, Inc., Class A *                               16,114     1,069,808

COMPUTERS & BUSINESS EQUIPMENT - 3.69%
Apple Computer, Inc. *                                      91,435     4,901,830
Dell, Inc. *                                               264,163     9,034,375
EMC Corp. *                                                265,618     3,437,097
Gateway, Inc. * (a)                                         29,037        78,400
Hewlett-Packard Company                                    315,681     9,217,885
International Business Machines Corp.                      175,833    14,105,323
Lexmark International, Inc. *                               13,082       798,656
Network Appliance, Inc. *                                   40,541       962,443
Sun Microsystems, Inc. *                                   375,738   $ 1,472,893
Xerox Corp. *                                              105,721     1,443,092
                                                                     -----------
                                                                      45,451,994

CONSTRUCTION & MINING EQUIPMENT - 0.14%
National Oilwell, Inc. *                                    19,106     1,257,175
Rowan Companies, Inc.                                       12,001       425,915
                                                                     -----------
                                                                       1,683,090

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                                    12,543       552,770
Vulcan Materials Company                                    11,271       836,421
                                                                     -----------
                                                                       1,389,191

CONTAINERS & GLASS - 0.12%
Ball Corp.                                                  12,026       441,835
Bemis Company, Inc. (a)                                     11,780       290,966
Pactiv Corp. *                                              16,502       289,115
Sealed Air Corp. *                                           9,132       433,405
                                                                     -----------
                                                                       1,455,321

COSMETICS & TOILETRIES - 2.45%
Alberto Culver Company, Class B                              8,308       371,783
Avon Products, Inc.                                         51,872     1,400,544
Colgate-Palmolive Company                                   57,233     3,021,330
International Flavors & Fragrances, Inc.                     8,997       320,653
Kimberly-Clark Corp.                                        52,481     3,124,194
Procter & Gamble Company                                   271,195    16,125,255
The Gillette Company                                        99,076     5,766,223
                                                                     -----------
                                                                      30,129,982

CRUDE PETROLEUM & NATURAL GAS - 2.89%
Amerada Hess Corp.                                           8,802     1,210,275
Apache Corp.                                                36,234     2,725,522
Burlington Resources, Inc.                                  41,986     3,414,302
ChevronTexaco Corp.                                        248,130    16,061,455
Devon Energy Corp.                                          49,938     3,427,744
EOG Resources, Inc.                                         26,456     1,981,554
Occidental Petroleum Corp.                                  44,052     3,763,362
Sunoco, Inc.                                                15,051     1,176,988
XTO Energy, Inc.                                            39,807     1,804,053
                                                                     -----------
                                                                      35,565,255

DOMESTIC OIL - 0.07%
Murphy Oil Corp.                                            18,086       901,949

DRUGS & HEALTH CARE - 0.56%
Wyeth                                                      147,778     6,837,688

ELECTRICAL EQUIPMENT - 3.63%
American Power Conversion Corp.                             18,843       488,034
Cooper Industries, Ltd., Class A                            10,205       705,574
Emerson Electric Company                                    45,517     3,268,121
General Electric Company                                 1,168,058    39,328,513

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Molex, Inc. (a)                                            15,968   $    426,026
Symbol Technologies, Inc.                                  26,780        259,230
Tektronix, Inc.                                             9,310        234,891
                                                                    ------------
                                                                      44,710,389

ELECTRICAL UTILITIES - 2.94%
Allegheny Energy, Inc. * (a)                               17,932        550,871
Ameren Corp.                                               22,452      1,200,957
American Electric Power Company, Inc.                      43,322      1,719,883
Calpine Corp. * (a)                                        62,582        162,087
CenterPoint Energy, Inc. (a)                               34,108        507,186
Cinergy Corp.                                              21,914        973,201
CMS Energy Corp. * (a)                                     24,160        397,432
Consolidated Edison, Inc. (a)                              26,924      1,307,160
Constellation Energy Group, Inc.                           19,611      1,208,038
Dominion Resources, Inc.                                   37,550      3,234,557
DTE Energy Company                                         19,595        898,627
Edison International                                       35,900      1,697,352
Entergy Corp.                                              22,872      1,699,847
Exelon Corp.                                               73,886      3,948,468
FirstEnergy Corp.                                          36,343      1,894,197
FPL Group, Inc.                                            43,415      2,066,554
PG&E Corp.                                                 41,105      1,613,371
Pinnacle West Capital Corp.                                10,882        479,679
PPL Corp.                                                  41,816      1,351,911
Public Service Enterprise Group, Inc.                      26,337      1,695,049
TECO Energy, Inc.                                          22,903        412,712
The AES Corp. *                                            71,971      1,182,484
The Southern Company (a)                                   82,288      2,942,619
TXU Corp.                                                  26,451      2,985,789
                                                                    ------------
                                                                      36,130,031

ELECTRONICS - 0.51%
Adobe Systems, Inc.                                        54,166      1,616,855
Agilent Technologies, Inc. *                               54,451      1,783,270
Jabil Circuit, Inc. *                                      18,948        585,872
L-3 Communications Holdings, Inc.                          13,076      1,033,919
Sanmina-SCI Corp. *                                        57,916        248,460
Solectron Corp. *                                         107,127        418,867
Thermo Electron Corp. *                                    17,808        550,267
                                                                    ------------
                                                                       6,237,510

ENERGY - 0.75%
Duke Energy Corp.                                         102,074      2,977,499
Marathon Oil Corp.                                         40,329      2,779,878
Progress Energy, Inc.                                      27,682      1,238,769
Sempra Energy                                              28,223      1,328,174
Xcel Energy, Inc. (a)                                      44,377        870,233
                                                                    ------------
                                                                       9,194,553

FINANCIAL SERVICES - 8.15%
Bear Stearns Companies, Inc.                               12,394      1,360,242
Capital One Financial Corp.                                31,810   $  2,529,531
Charles Schwab Corp.                                      114,511      1,652,394
CIT Group, Inc. (a)                                        22,225      1,004,126
Citigroup, Inc.                                           569,669     25,931,333
Countrywide Financial Corp.                                65,517      2,160,751
E*TRADE Financial Corp. *                                  40,834        718,678
Federal Home Loan Mortgage Corp.                           76,138      4,298,751
Federal National Mortgage Association                     106,649      4,780,008
Federated Investors, Inc., Class B                          9,334        310,169
Fiserv, Inc. *                                             20,728        950,793
Franklin Resources, Inc.                                   16,357      1,373,334
Janus Capital Group, Inc.                                  24,559        354,878
JPMorgan Chase & Company                                  387,065     13,133,115
Lehman Brothers Holdings, Inc.                             29,986      3,492,769
MBNA Corp.                                                138,597      3,415,030
Mellon Financial Corp.                                     46,076      1,473,050
Merrill Lynch & Company, Inc.                             102,070      6,261,995
Morgan Stanley                                            119,674      6,455,216
PNC Financial Services Group, Inc.                         32,037      1,858,787
Providian Financial Corp. *                                32,482        574,282
SLM Corp.                                                  46,007      2,467,815
State Street Corp. (c)                                     36,459      1,783,574
Synovus Financial Corp.                                    34,352        952,237
T. Rowe Price Group, Inc.                                  14,300        933,790
The Goldman Sachs Group, Inc.                              51,235      6,229,151
Washington Mutual, Inc.                                    96,909      3,800,771
                                                                    ------------
                                                                     100,256,570

FOOD & BEVERAGES - 2.92%
Campbell Soup Company                                      20,379        606,275
Coca-Cola Enterprises, Inc.                                33,211        647,614
ConAgra Foods, Inc.                                        57,065      1,412,359
Constellation Brands, Inc., Class A *                      21,594        561,444
General Mills, Inc. (a)                                    40,331      1,943,954
H.J. Heinz Company                                         37,557      1,372,333
Hershey Foods Corp.                                        20,226      1,138,926
Kellogg Company                                            28,226      1,302,065
McCormick & Company, Inc. (a)                              14,751        481,325
Pepsi Bottling Group, Inc.                                 15,298        436,758
PepsiCo, Inc.                                             183,991     10,434,129
Sara Lee Corp.                                             86,446      1,638,152
Starbucks Corp. *                                          42,337      2,121,084
The Coca-Cola Company                                     228,788      9,881,354
Tyson Foods, Inc., Class A                                 27,695        499,895
William Wrigley Jr. Company                                19,808      1,423,799
                                                                    ------------
                                                                      35,901,466

FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                                       26,991      1,855,631

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Inc.                                      20,780    $   419,756

GAS & PIPELINE UTILITIES - 0.45%
Dynegy, Inc., Class A * (a)                                31,563        148,662
El Paso Corp. (a)                                          72,648      1,009,807
KeySpan Corp.                                              19,203        706,287
Kinder Morgan, Inc.                                        10,527      1,012,276
Nicor, Inc. (a)                                             4,864        204,434
NiSource, Inc.                                             30,025        728,106
Peoples Energy Corp. (a)                                    4,202        165,475
Williams Companies, Inc.                                   63,046      1,579,302
                                                                     -----------
                                                                       5,554,349

HEALTHCARE PRODUCTS - 3.61%
Bausch & Lomb, Inc.                                         5,925        478,029
Baxter International, Inc.                                 68,591      2,734,723
Becton, Dickinson & Company                                27,540      1,443,922
Biomet, Inc.                                               27,499        954,490
Boston Scientific Corp. *                                  65,069      1,520,663
C.R. Bard, Inc.                                            11,602        766,080
Fisher Scientific International, Inc. *                    13,434        833,580
Guidant Corp.                                              36,365      2,505,185
Johnson & Johnson                                         327,769     20,741,223
Medtronic, Inc.                                           133,442      7,155,160
St. Jude Medical, Inc. *                                   40,174      1,880,143
Stryker Corp.                                              32,012      1,582,353
Zimmer Holdings, Inc. *                                    27,254      1,877,528
                                                                     -----------
                                                                      44,473,079

HEALTHCARE SERVICES - 2.19%
Cardinal Health, Inc.                                      47,031      2,983,647
Coventry Health Care, Inc. *                               11,831      1,017,703
Express Scripts, Inc. * (a)                                16,377      1,018,649
HCA, Inc.                                                  49,800      2,386,416
Humana, Inc. *                                             17,896        856,861
IMS Health, Inc.                                           24,877        626,154
Laboratory Corp. of America Holdings *                     14,888        725,194
McKesson Corp.                                             33,976      1,612,161
Medco Health Solutions, Inc. *                             33,539      1,838,943
Quest Diagnostics, Inc.                                    18,340        926,904
UnitedHealth Group, Inc.                                  139,180      7,821,916
Wellpoint, Inc. *                                          67,612      5,126,342
                                                                     -----------
                                                                      26,940,890

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp.                                                14,937      1,380,328

HOMEBUILDERS - 0.30%
Centex Corp.                                               14,141        913,226
D.R. Horton, Inc.                                          29,994      1,086,383
KB Home                                                     8,546        625,567
Pulte Homes, Inc. (a)                                      23,638      1,014,543
                                                                     -----------
                                                                       3,639,719

HOTELS & RESTAURANTS - 0.96%
Darden Restaurants, Inc.                                   14,801    $   449,506
Harrah's Entertainment, Inc.                               20,231      1,318,859
Hilton Hotels Corp.                                        36,100        805,752
Marriott International, Inc., Class A                      18,864      1,188,432
McDonald's Corp.                                          137,738      4,612,846
Starwood Hotels & Resorts Worldwide, Inc.                  23,986      1,371,280
Wendy's International, Inc.                                12,729        574,714
Yum! Brands, Inc.                                          31,449      1,522,446
                                                                     -----------
                                                                      11,843,835

HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                        8,866        727,810
Maytag Corp. (a)                                            8,799        160,670
Whirlpool Corp.                                             7,360        557,667
                                                                     -----------
                                                                       1,446,147

HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc.                                       16,085      1,308,193
Newell Rubbermaid, Inc. (a)                                30,334        687,065
The Clorox Company                                         16,985        943,347
                                                                     -----------
                                                                       2,938,605

INDUSTRIAL MACHINERY - 0.95%
Caterpillar, Inc.                                          74,571      4,381,046
Cummins, Inc.                                               5,122        450,685
Deere & Company                                            26,576      1,626,451
Dover Corp.                                                22,312        910,107
Ingersoll-Rand Company, Class A                            37,167      1,420,894
ITT Industries, Inc.                                       10,216      1,160,538
Pall Corp.                                                 13,706        376,915
Parker-Hannifin Corp.                                      13,188        848,120
W.W. Grainger, Inc.                                         8,345        525,067
                                                                     -----------
                                                                      11,699,823

INSURANCE - 4.93%
ACE, Ltd.                                                  31,773      1,495,555
Aetna, Inc.                                                31,949      2,752,087
AFLAC, Inc.                                                55,280      2,504,184
Allstate Corp.                                             72,369      4,001,282
Ambac Financial Group, Inc.                                11,786        849,299
American International Group, Inc.                        285,941     17,716,904
Aon Corp.                                                  35,097      1,125,912
Chubb Corp.                                                21,854      1,957,026
CIGNA Corp.                                                14,166      1,669,605
Cincinnati Financial Corp.                                 19,260        806,802
Hartford Financial Services Group, Inc.                    32,999      2,546,533
Jefferson-Pilot Corp.                                      14,850        759,875
Lincoln National Corp.                                     19,006        988,692
Marsh & McLennan Companies, Inc.                           58,980      1,792,402
MBIA, Inc. (a)                                             14,770        895,357
MetLife, Inc.                                              83,354      4,153,530
MGIC Investment Corp.                                      10,252        658,178

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Principal Financial Group, Inc.                             30,819   $ 1,459,896
Progressive Corp.                                           21,730     2,276,652
Prudential Financial, Inc.                                  56,525     3,818,829
SAFECO Corp.                                                13,782       735,683
St. Paul Travelers Companies, Inc.                          74,428     3,339,584
Torchmark, Inc.                                             11,495       607,281
UnumProvident Corp. (a)                                     32,823       672,872
XL Capital, Ltd., Class A                                   15,470     1,052,424
                                                                     -----------
                                                                      60,636,444

INTERNATIONAL OIL - 1.44%
Anadarko Petroleum Corp.                                    26,042     2,493,522
ConocoPhillips                                             153,374    10,722,376
Kerr-McGee Corp.                                            12,711     1,234,365
Nabors Industries, Ltd. *                                   17,350     1,246,251
Noble Corp. (a)                                             15,064     1,031,281
Weatherford International, Ltd. *                           15,250     1,047,065
                                                                     -----------
                                                                      17,774,860

INTERNET CONTENT - 0.38%
Yahoo!, Inc. *                                             138,169     4,675,639

INTERNET RETAIL - 0.41%
eBay, Inc. *                                               122,327     5,039,872

INTERNET SOFTWARE - 1.27%
Cisco Systems, Inc. *                                      704,161    12,625,607
Symantec Corp. *                                           131,983     2,990,735
                                                                     -----------
                                                                      15,616,342

LEISURE TIME - 0.74%
Brunswick Corp. (a)                                         10,719       404,428
Carnival Corp.                                              47,556     2,376,849
International Game Technology, Inc.                         37,581     1,014,687
Walt Disney Company                                        221,489     5,344,529
                                                                     -----------
                                                                       9,140,493

LIFE SCIENCES - 0.07%
PerkinElmer, Inc.                                           14,352       292,350
Waters Corp. *                                              12,672       527,155
                                                                     -----------
                                                                         819,505

LIQUOR - 0.38%
Anheuser-Busch Companies, Inc.                              85,590     3,683,794
Brown Forman Corp., Class B (a)                              9,143       544,374
Molson Coors Brewing Company, Class B (a)                    6,303       403,455
                                                                     -----------
                                                                       4,631,623

MANUFACTURING - 1.49%
3M Company                                                  84,300     6,184,248
Danaher Corp. (a)                                           26,183     1,409,431
Eaton Corp.                                                 16,241     1,032,115
Illinois Tool Works, Inc.                                   23,002     1,893,755
Rockwell Automation, Inc.                                   20,010     1,058,529
Snap-on, Inc. (a)                                            6,370       230,084
Stanley Works                                                8,000   $   373,440
Tyco International, Ltd.                                   223,002     6,210,606
                                                                     -----------
                                                                      18,392,208

MEDICAL-HOSPITALS - 0.13%
Health Management Associates, Inc., Class A                 27,237       639,252
Manor Care, Inc.                                             8,714       334,705
Tenet Healthcare Corp. *                                    51,629       579,794
                                                                     -----------
                                                                       1,553,751

MINING - 0.38%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                              19,541       949,497
Newmont Mining Corp. (a)                                    49,166     2,319,161
Phelps Dodge Corp.                                          10,683     1,388,042
                                                                     -----------
                                                                       4,656,700

NEWSPAPERS - 0.06%
Dow Jones & Company, Inc. (a)                                6,482       247,548
Knight-Ridder, Inc. (a)                                      7,646       448,667
                                                                     -----------
                                                                         696,215

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                        12,171       637,639
Office Depot, Inc. *                                        34,858     1,035,282
OfficeMax, Inc. (a)                                          7,792       246,773
                                                                     -----------
                                                                       1,919,694

PAPER - 0.39%
Georgia-Pacific Corp.                                       28,672       976,568
International Paper Company                                 54,046     1,610,571
Louisiana-Pacific Corp.                                     12,215       338,233
MeadWestvaco Corp.                                          20,273       559,940
Plum Creek Timber Company, Inc.                             20,271       768,474
Temple-Inland, Inc.                                         12,449       508,542
                                                                     -----------
                                                                       4,762,328

PETROLEUM SERVICES - 5.12%
Baker Hughes, Inc.                                          37,538     2,240,268
BJ Services Company                                         35,518     1,278,293
Exxon Mobil Corp.                                          694,736    44,143,526
Halliburton Company (a)                                     56,008     3,837,668
Schlumberger, Ltd.                                          64,822     5,469,680
Transocean, Inc. *                                          36,226     2,221,016
Valero Energy Corp.                                         33,673     3,807,069
                                                                     -----------
                                                                      62,997,520

PHARMACEUTICALS - 4.88%
Abbott Laboratories                                        171,274     7,262,018
Allergan, Inc.                                              14,411     1,320,336
AmerisourceBergen Corp.                                     11,437       884,080
Bristol-Myers Squibb Company                               215,508     5,185,122
Caremark Rx, Inc. *                                         49,583     2,475,679
Eli Lilly & Company                                        124,930     6,686,254
Forest Laboratories, Inc. * (a)                             37,451     1,459,465

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Gilead Sciences, Inc. *                                     50,237   $ 2,449,556
Hospira, Inc. *                                             17,617       721,768
King Pharmaceuticals, Inc. *                                26,636       409,662
Merck & Company, Inc.                                      241,922     6,582,698
Mylan Laboratories, Inc. (a)                                24,087       463,916
Pfizer, Inc.                                               812,124    20,278,736
Schering-Plough Corp.                                      162,676     3,424,330
Watson Pharmaceuticals, Inc. *                              11,485       420,466
                                                                     -----------
                                                                      60,024,086

PHOTOGRAPHY - 0.06%
Eastman Kodak Company (a)                                   31,645       769,923

PUBLISHING - 0.45%
Gannett Company, Inc.                                       26,887     1,850,632
McGraw-Hill Companies, Inc.                                 41,187     1,978,624
Meredith Corp.                                               4,619       230,442
The New York Times Company, Class A (a)                     16,007       476,208
Tribune Company                                             29,215       990,096
                                                                     -----------
                                                                       5,526,002

RAILROADS & EQUIPMENT - 0.61%
Burlington Northern Santa Fe Corp.                          41,147     2,460,591
CSX Corp.                                                   23,906     1,111,151
Norfolk Southern Corp.                                      44,574     1,807,921
Union Pacific Corp.                                         29,064     2,083,889
                                                                     -----------
                                                                       7,463,552

REAL ESTATE - 0.66%
Apartment Investment & Management
   Company, Class A, REIT                                   10,523       408,082
Archstone-Smith Trust, REIT                                 23,332       930,247
Equity Office Properties Trust, REIT                        45,239     1,479,768
Equity Residential, REIT                                    31,639     1,197,536
ProLogis, REIT                                              20,613       913,362
Public Storage, Inc., REIT                                   9,107       610,169
Simon Property Group, Inc., REIT                            20,174     1,495,297
Vornado Realty Trust, REIT                                  12,991     1,125,280
                                                                     -----------
                                                                       8,159,741

RETAIL GROCERY - 0.54%
Albertsons, Inc. (a)                                        40,593     1,041,211
Safeway, Inc.                                               49,440     1,265,664
SUPERVALU, Inc.                                             14,974       465,991
Sysco Corp.                                                 69,752     2,188,120
The Kroger Company *                                        79,773     1,642,526
                                                                     -----------
                                                                       6,603,512

RETAIL TRADE - 4.82%
Bed Bath & Beyond, Inc. *                                   32,586     1,309,305
Best Buy Company, Inc. (a)                                  44,604     1,941,612
Big Lots, Inc. * (a)                                        12,544       137,858
Circuit City Stores, Inc. (a)                               18,125       311,025
Costco Wholesale Corp.                                      52,801     2,275,195
CVS Corp.                                                   89,571   $ 2,598,455
Dillard's, Inc., Class A (a)                                 7,093       148,102
Dollar General Corp.                                        35,369       648,667
Family Dollar Stores, Inc.                                  18,169       361,018
Federated Department Stores, Inc.                           29,214     1,953,540
Gap, Inc.                                                   63,851     1,112,923
Home Depot, Inc.                                           235,834     8,994,709
J.C. Penney Company, Inc.                                   27,591     1,308,365
Kohl's Corp. *                                              37,977     1,905,686
Limited Brands                                              38,470       785,942
Lowe's Companies, Inc.                                      85,907     5,532,411
Nordstrom, Inc.                                             24,397       837,305
RadioShack Corp. (a)                                        14,796       366,941
Sears Holdings Corp. * (a)                                  11,262     1,401,218
Staples, Inc.                                               80,971     1,726,302
Target Corp.                                                97,477     5,061,981
The TJX Companies, Inc.                                     51,338     1,051,402
Tiffany & Company                                           15,694       624,150
Walgreen Company                                           112,653     4,894,773
Wal-Mart Stores, Inc.                                      275,202    12,059,352
                                                                     -----------
                                                                      59,348,237

SANITARY SERVICES - 0.21%
Allied Waste Industries, Inc. * (a)                         24,041       203,146
Ecolab, Inc.                                                20,289       647,828
Waste Management, Inc.                                      61,936     1,771,989
                                                                     -----------
                                                                       2,622,963

SEMICONDUCTORS - 3.32%
Advanced Micro Devices, Inc. * (a)                          43,893     1,106,104
Altera Corp. * (a)                                          41,051       784,485
Analog Devices, Inc.                                        41,033     1,523,966
Applied Materials, Inc.                                    178,775     3,032,024
Applied Micro Circuits Corp. *                              33,659       100,977
Broadcom Corp., Class A *                                   31,148     1,461,153
Freescale Semiconductor-B, Inc. *                           44,636     1,052,517
Intel Corp.                                                671,362    16,549,073
KLA-Tencor Corp. (a)                                        21,771     1,061,554
Linear Technology Corp.                                     33,804     1,270,692
LSI Logic Corp. *                                           43,052       424,062
Maxim Integrated Products, Inc.                             36,130     1,540,944
Micron Technology, Inc. * (a)                               67,889       902,924
National Semiconductor Corp.                                37,822       994,718
Novellus Systems, Inc. *                                    15,272       383,022
NVIDIA Corp. * (a)                                          18,587       637,162
PMC-Sierra, Inc. * (a)                                      20,081       176,914
QLogic Corp. *                                               9,994       341,795
Teradyne, Inc. * (a)                                        21,679       357,703
Texas Instruments, Inc.                                    178,837     6,062,574

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                            38,509   $    1,072,476
                                                                 --------------
                                                                     40,836,839
SOFTWARE - 3.06%
Autodesk, Inc. *                                        25,166        1,168,709
BMC Software, Inc. *                                    24,015          506,716
Citrix Systems, Inc. *                                  18,774          471,978
Computer Associates International, Inc.                 51,052        1,419,756
Compuware Corp. *                                       42,759          406,210
Intuit, Inc. *                                          19,970          894,856
Mercury Interactive Corp. *                              9,542          377,863
Microsoft Corp.                                      1,015,133       26,119,372
Novell, Inc. * (a)                                      42,090          313,571
Oracle Corp. *                                         415,545        5,148,603
Parametric Technology Corp. *                           30,005          209,135
Siebel Systems, Inc.                                    57,554          594,533
                                                                 --------------
                                                                     37,631,302

STEEL - 0.15%
Allegheny Technologies, Inc.                             9,270          287,184
Nucor Corp.                                             17,215        1,015,513
United States Steel Corp.                               12,588          533,102
                                                                 --------------
                                                                      1,835,799

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.06%
ADC Telecommunications, Inc. * (a)                      12,837          293,454
Andrew Corp. * (a)                                      17,900          199,585
Avaya, Inc. *                                           46,731          481,329
Ciena Corp. * (a)                                       63,683          168,123
Citizens Communications Company (a)                     37,812          512,353
Comverse Technology, Inc. *                             22,180          582,668
Corning, Inc. *                                        162,200        3,135,326
JDS Uniphase Corp. *                                   181,601          403,154
Lucent Technologies, Inc. * (a)                        489,759        1,591,717
QUALCOMM, Inc.                                         179,649        8,039,293
SBC Communications, Inc.                               364,045        8,726,159
Scientific-Atlanta, Inc.                                16,881          633,206
Tellabs, Inc. *                                         49,308          518,720
                                                                 --------------
                                                                     25,285,087

TELEPHONE - 2.33%
ALLTEL Corp.                                            42,068        2,739,047
AT&T Corp.                                              88,371        1,749,746
BellSouth Corp.                                        201,898        5,309,917
CenturyTel, Inc.                                        14,319          500,879
Qwest Communications International, Inc. * (a)         168,039          688,960
Sprint Corp.                                           323,178        7,685,173
Verizon Communications, Inc.                           304,685        9,960,153
                                                                 --------------
                                                                     28,633,875

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company (a)                         6,748          103,042
Goodyear Tire & Rubber Company * (a)                    19,401   $      302,462
                                                                 --------------
                                                                        405,504

TOBACCO - 1.50%
Altria Group, Inc.                                     228,681       16,856,077
Reynolds American, Inc. (a)                              9,419          781,965
UST, Inc.                                               18,111          758,126
                                                                 --------------
                                                                     18,396,168

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                            19,723          387,557
Mattel, Inc.                                            44,482          741,960
                                                                 --------------
                                                                      1,129,517

TRANSPORTATION - 0.12%
Harley-Davidson, Inc.                                   30,236        1,464,632

TRAVEL SERVICES - 0.66%
American Express Company                               136,729        7,853,714
Sabre Holdings Corp.                                    14,447          292,985
                                                                 --------------
                                                                      8,146,699

TRUCKING & FREIGHT - 0.96%
Fedex Corp.                                             33,367        2,907,267
Navistar International Corp. * (a)                       6,798          220,459
Ryder Systems, Inc.                                      7,075          242,106
United Parcel Service, Inc., Class B                   122,004        8,434,137
                                                                 --------------
                                                                     11,803,969
                                                                 --------------
TOTAL COMMON STOCKS (Cost $1,175,773,187)                        $1,220,866,102
                                                                 --------------

SHORT TERM INVESTMENTS - 5.21%
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                        $ 9,100,000   $    9,098,079
State Street Navigator Securities Lending
   Prime Portfolio (c)                              53,002,040       53,002,040
United States Treasury Bills
   zero coupon due 10/27/2005 ****                   2,000,000        1,995,958
                                                   -----------   --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $64,095,316)                                               $   64,096,077
                                                                 --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $76,020 on
   10/03/2005, collateralized by
   $60,000 U.S. Treasury Bonds, 7.125%
   due 02/15/2023 (valued at $78,713,
   including interest) (c)                         $    76,000   $       76,000
                                                   -----------   --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $76,000)                                                   $       76,000
                                                                 --------------
TOTAL INVESTMENTS (500 INDEX TRUST)
   (COST $1,239,944,503) - 104.43%                               $1,285,038,179
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.43)%                     (54,553,182)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,230,484,997
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.95%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                   12,198   $   374,601
Omnicom Group, Inc.                                         18,240     1,525,411
The Interpublic Group of Companies, Inc. *                  42,356       493,024
                                                                     -----------
                                                                       2,393,036

AEROSPACE - 2.21%
Boeing Company                                              82,190     5,584,810
General Dynamics Corp.                                      20,134     2,407,020
Goodrich Corp.                                              12,176       539,884
Honeywell International, Inc.                               85,651     3,211,912
Lockheed Martin Corp.                                       36,448     2,224,786
Northrop Grumman Corp.                                      35,766     1,943,882
Raytheon Company                                            45,206     1,718,732
Rockwell Collins, Inc.                                      17,696       855,071
Textron, Inc.                                               13,398       960,905
United Technologies Corp.                                  102,639     5,320,806
                                                                     -----------
                                                                      24,767,808

AGRICULTURE - 0.29%
Archer-Daniels-Midland Company                              65,156     1,606,747
Monsanto Company                                            26,906     1,688,351
                                                                     -----------
                                                                       3,295,098

AIR TRAVEL - 0.09%
Southwest Airlines Company                                  69,390     1,030,441

ALUMINUM - 0.19%
Alcoa, Inc.                                                 87,380     2,133,820

APPAREL & TEXTILES - 0.44%
Cintas Corp.                                                13,825       567,516
Coach, Inc. *                                               38,072     1,193,938
Jones Apparel Group, Inc.                                   11,859       337,981
Liz Claiborne, Inc.                                         10,749       422,651
NIKE, Inc., Class B                                         19,131     1,562,620
Reebok International, Ltd.                                   5,265       297,841
VF Corp.                                                     8,947       518,658
                                                                     -----------
                                                                       4,901,205

AUTO PARTS - 0.25%
AutoZone, Inc. *                                             5,570       463,702
Dana Corp.                                                  15,062       141,733
Delphi Corp.                                                56,231       155,198
Genuine Parts Company                                       17,434       747,919
Johnson Controls, Inc.                                      19,285     1,196,634
Visteon Corp. *                                             12,888       126,045
                                                                     -----------
                                                                       2,831,231

AUTO SERVICES - 0.03%
AutoNation, Inc. *                                          18,061       360,678

AUTOMOBILES - 0.42%
Ford Motor Company                                         185,599     1,830,006
General Motors Corp.                                        56,640     1,733,751
PACCAR, Inc.                                                17,171   $ 1,165,739
                                                                     -----------
                                                                       4,729,496

BANKING - 5.66%
AmSouth Bancorp                                             35,099       886,601
Bank of America Corp.                                      402,431    16,942,345
Bank of New York Company, Inc.                              77,966     2,292,980
BB&T Corp.                                                  54,838     2,141,424
Comerica, Inc.                                              16,754       986,811
Compass Bancshares, Inc.                                    12,455       570,813
Fifth Third Bancorp                                         55,702     2,045,934
First Horizon National Corp.                                12,531       455,502
Golden West Financial Corp.                                 25,593     1,519,968
Huntington Bancshares, Inc.                                 23,119       519,484
KeyCorp                                                     40,996     1,322,121
M&T Bank Corp.                                               8,092       855,405
Marshall & Ilsley Corp.                                     20,752       902,920
National City Corp.                                         56,957     1,904,642
North Fork Bancorporation, Inc.                             47,917     1,221,883
Northern Trust Corp.                                        18,590       939,724
Regions Financial Corp.                                     46,123     1,435,348
Sovereign Bancorp, Inc.                                     36,224       798,377
SunTrust Banks, Inc.                                        36,311     2,521,799
US Bancorp                                                 183,056     5,140,212
Wachovia Corp.                                             157,985     7,518,506
Wells Fargo Company                                        169,072     9,902,547
Zions BanCorp                                                9,022       642,457
                                                                     -----------
                                                                      63,467,803

BIOTECHNOLOGY - 1.35%
Amgen, Inc. *                                              123,577     9,845,379
Applera Corp.-Applied Biosystems Group                      19,565       454,691
Biogen Idec, Inc. *                                         33,887     1,337,859
Chiron Corp. *                                              10,914       476,069
Genzyme Corp. *                                             25,708     1,841,721
MedImmune, Inc. *                                           24,672       830,213
Millipore Corp. *                                            5,164       324,764
                                                                     -----------
                                                                      15,110,696

BROADCASTING - 1.02%
Clear Channel Communications, Inc.                          54,351     1,787,604
News Corp.                                                 245,357     3,825,116
Univision Communications, Inc., Class A *                   23,057       611,702
Viacom, Inc., Class B                                      158,782     5,241,394
                                                                     -----------
                                                                      11,465,816

BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc.                           18,371       855,170
Masco Corp.                                                 43,108     1,322,553
                                                                     -----------
                                                                       2,177,723

BUSINESS SERVICES - 1.78%
Affiliated Computer Services, Inc., Class A *               12,581       686,923

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Automatic Data Processing, Inc.                             58,112   $ 2,501,141
Cendant Corp.                                              104,799     2,163,051
Computer Sciences Corp. *                                   18,508       875,614
Convergys Corp. *                                           14,027       201,568
Electronic Arts, Inc. *                                     30,400     1,729,456
Electronic Data Systems Corp.                               51,976     1,166,341
Equifax, Inc.                                               13,045       455,792
First Data Corp.                                            77,278     3,091,120
Fluor Corp.                                                  8,687       559,269
H & R Block, Inc.                                           32,517       779,758
Moody's Corp.                                               25,316     1,293,141
NCR Corp. *                                                 18,610       593,845
Paychex, Inc.                                               33,357     1,236,878
Pitney Bowes, Inc.                                          22,922       956,764
R.R. Donnelley & Sons Company                               21,504       797,153
Robert Half International, Inc.                             16,958       603,535
Unisys Corp. *                                              34,109       226,484
                                                                     -----------
                                                                      19,917,833

CABLE AND TELEVISION - 1.34%
Comcast Corp., Class A *                                   219,946     6,462,013
Time Warner, Inc.                                          470,162     8,514,634
                                                                     -----------
                                                                      14,976,647

CELLULAR COMMUNICATIONS - 0.49%
Motorola, Inc.                                             247,297     5,462,791

CHEMICALS - 1.25%
Air Products & Chemicals, Inc.                              22,205     1,224,384
Ashland, Inc.                                                7,432       410,544
Dow Chemical Company                                        96,612     4,025,822
E.I. Du Pont De Nemours & Company                           99,634     3,902,664
Eastman Chemical Company                                     8,161       383,322
Engelhard Corp.                                             12,032       335,813
Hercules, Inc. *                                            11,295       138,025
PPG Industries, Inc.                                        17,016     1,007,177
Praxair, Inc.                                               32,383     1,552,117
Rohm & Haas Company                                         14,560       598,853
Sigma-Aldrich Corp.                                          6,761       433,109
                                                                     -----------
                                                                      14,011,830

COLLEGES & UNIVERSITIES - 0.09%
Apollo Group, Inc., Class A *                               14,648       972,481

COMPUTERS & BUSINESS EQUIPMENT - 3.68%
Apple Computer, Inc. *                                      83,115     4,455,795
Dell, Inc. *                                               240,124     8,212,241
EMC Corp. *                                                241,447     3,124,324
Gateway, Inc. *                                             26,395        71,267
Hewlett-Packard Company                                    286,954     8,379,057
International Business Machines Corp.                      159,833    12,821,803
Lexmark International, Inc. *                               11,891       725,946
Network Appliance, Inc. *                                   36,852       874,866
Sun Microsystems, Inc. *                                   341,546   $ 1,338,860
Xerox Corp. *                                               96,100     1,311,765
                                                                     -----------
                                                                      41,315,924

CONSTRUCTION & MINING EQUIPMENT - 0.14%
National Oilwell, Inc. *                                    17,367     1,142,749
Rowan Companies, Inc.                                       10,909       387,160
                                                                     -----------
                                                                       1,529,909

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                                    11,402       502,486
Vulcan Materials Company                                    10,245       760,282
                                                                     -----------
                                                                       1,262,768

CONTAINERS & GLASS - 0.12%
Ball Corp.                                                  10,931       401,605
Bemis Company, Inc.                                         10,708       264,488
Pactiv Corp. *                                              15,000       262,800
Sealed Air Corp. *                                           8,301       393,965
                                                                     -----------
                                                                       1,322,858

COSMETICS & TOILETRIES - 2.44%
Alberto Culver Company, Class B                              7,552       337,952
Avon Products, Inc.                                         47,152     1,273,104
Colgate-Palmolive Company                                   52,025     2,746,400
International Flavors & Fragrances, Inc.                     8,179       291,499
Kimberly-Clark Corp.                                        47,705     2,839,879
Procter & Gamble Company                                   246,516    14,657,841
The Gillette Company                                        90,060     5,241,492
                                                                     -----------
                                                                      27,388,167

CRUDE PETROLEUM & NATURAL GAS - 2.88%
Amerada Hess Corp.                                           8,001     1,100,138
Apache Corp.                                                32,937     2,477,521
Burlington Resources, Inc.                                  38,165     3,103,578
ChevronTexaco Corp.                                        225,550    14,599,852
Devon Energy Corp.                                          45,394     3,115,844
EOG Resources, Inc.                                         24,048     1,801,195
Occidental Petroleum Corp.                                  40,043     3,420,873
Sunoco, Inc.                                                13,681     1,069,854
XTO Energy, Inc.                                            36,185     1,639,904
                                                                     -----------
                                                                      32,328,759

DOMESTIC OIL - 0.07%
Murphy Oil Corp.                                            16,440       819,863

DRUGS & HEALTH CARE - 0.55%
Wyeth                                                      134,331     6,215,495

ELECTRICAL EQUIPMENT - 3.62%
American Power Conversion Corp.                             17,129       443,641
Cooper Industries, Ltd., Class A                             9,277       641,412
Emerson Electric Company                                    41,375     2,970,725
General Electric Company                                 1,061,766    35,749,661

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Molex, Inc.                                                 14,515   $   387,260
Symbol Technologies, Inc.                                   24,343       235,640
Tektronix, Inc.                                              8,463       213,522
                                                                     -----------
                                                                      40,641,861

ELECTRICAL UTILITIES - 2.93%
Allegheny Energy, Inc. *                                    16,300       500,736
Ameren Corp.                                                20,409     1,091,678
American Electric Power Company, Inc.                       39,380     1,563,386
Calpine Corp. *                                             56,887       147,337
CenterPoint Energy, Inc.                                    31,004       461,030
Cinergy Corp.                                               19,920       884,647
CMS Energy Corp. *                                          21,962       361,275
Consolidated Edison, Inc.                                   24,474     1,188,213
Constellation Energy Group, Inc.                            17,826     1,098,082
Dominion Resources, Inc.                                    34,133     2,940,217
DTE Energy Company                                          17,812       816,858
Edison International                                        32,633     1,542,888
Entergy Corp.                                               20,791     1,545,187
Exelon Corp.                                                67,162     3,589,137
FirstEnergy Corp.                                           33,036     1,721,836
FPL Group, Inc.                                             39,464     1,878,487
PG&E Corp.                                                  37,365     1,466,576
Pinnacle West Capital Corp.                                  9,892       436,039
PPL Corp.                                                   38,011     1,228,896
Public Service Enterprise Group, Inc.                       23,940     1,540,778
TECO Energy, Inc.                                           20,819       375,158
The AES Corp. *                                             65,421     1,074,867
The Southern Company                                        74,800     2,674,848
TXU Corp.                                                   24,044     2,714,087
                                                                     -----------
                                                                      32,842,243

ELECTRONICS - 0.51%
Adobe Systems, Inc.                                         49,237     1,469,725
Agilent Technologies, Inc. *                                49,496     1,620,994
Jabil Circuit, Inc. *                                       17,224       532,566
L-3 Communications Holdings, Inc.                           11,886       939,826
Sanmina-SCI Corp. *                                         52,646       225,851
Solectron Corp. *                                           97,379       380,752
Thermo Electron Corp. *                                     16,187       500,178
                                                                     -----------
                                                                       5,669,892

ENERGY - 0.75%
Duke Energy Corp.                                           92,786     2,706,568
Marathon Oil Corp.                                          36,659     2,526,905
Progress Energy, Inc.                                       25,163     1,126,044
Sempra Energy                                               25,655     1,207,324
Xcel Energy, Inc.                                           40,339       791,048
                                                                     -----------
                                                                       8,357,889

FINANCIAL SERVICES - 8.13%
Bear Stearns Companies, Inc.                                11,266     1,236,443
Capital One Financial Corp.                                 28,915   $ 2,299,321
Charles Schwab Corp.                                       104,091     1,502,033
CIT Group, Inc.                                             20,203       912,771
Citigroup, Inc.                                            517,830    23,571,622
Countrywide Financial Corp.                                 59,555     1,964,124
E*TRADE Financial Corp. *                                   37,118       653,277
Federal Home Loan Mortgage Corp.                            69,210     3,907,597
Federal National Mortgage Association                       96,944     4,345,030
Federated Investors, Inc., Class B                           8,485       281,957
Fiserv, Inc. *                                              18,842       864,282
Franklin Resources, Inc.                                    14,869     1,248,401
Janus Capital Group, Inc.                                   22,324       322,582
JPMorgan Chase & Company                                   351,843    11,938,033
Lehman Brothers Holdings, Inc.                              27,257     3,174,895
MBNA Corp.                                                 125,984     3,104,246
Mellon Financial Corp.                                      41,883     1,338,999
Merrill Lynch & Company, Inc.                               92,782     5,692,176
Morgan Stanley                                             108,784     5,867,809
PNC Financial Services Group, Inc.                          29,122     1,689,658
Providian Financial Corp. *                                 29,526       522,020
SLM Corp.                                                   41,820     2,243,225
State Street Corp. (c)                                      33,141     1,621,258
Synovus Financial Corp.                                     31,226       865,585
T. Rowe Price Group, Inc.                                   12,999       848,835
The Goldman Sachs Group, Inc.                               46,573     5,662,345
Washington Mutual, Inc.                                     88,090     3,454,890
                                                                     -----------
                                                                      91,133,414

FOOD & BEVERAGES - 2.91%
Campbell Soup Company                                       18,525       551,119
Coca-Cola Enterprises, Inc.                                 30,189       588,685
ConAgra Foods, Inc.                                         51,872     1,283,832
Constellation Brands, Inc., Class A *                       19,629       510,354
General Mills, Inc.                                         36,661     1,767,060
H.J. Heinz Company                                          34,140     1,247,476
Hershey Foods Corp.                                         18,386     1,035,316
Kellogg Company                                             25,658     1,183,604
McCormick & Company, Inc.                                   13,410       437,568
Pepsi Bottling Group, Inc.                                  13,906       397,016
PepsiCo, Inc.                                              167,248     9,484,634
Sara Lee Corp.                                              78,580     1,489,091
Starbucks Corp. *                                           38,485     1,928,098
The Coca-Cola Company                                      207,968     8,982,138
Tyson Foods, Inc., Class A                                  25,175       454,409
William Wrigley Jr. Company                                 18,005     1,294,199
                                                                     -----------
                                                                      32,634,599

FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                                        24,535     1,686,781

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Inc.                                       18,889   $   381,558
GAS & PIPELINE UTILITIES - 0.45%
Dynegy, Inc., Class A *                                     28,690       135,130
El Paso Corp.                                               66,037       917,914
KeySpan Corp.                                               17,456       642,032
Kinder Morgan, Inc.                                          9,569       920,155
Nicor, Inc.                                                  4,422       185,857
NiSource, Inc.                                              27,292       661,831
Peoples Energy Corp.                                         3,820       150,432
Williams Companies, Inc.                                    57,309     1,435,590
                                                                     -----------
                                                                       5,048,941

HEALTHCARE PRODUCTS - 3.60%
Bausch & Lomb, Inc.                                          5,385       434,462
Baxter International, Inc.                                  62,350     2,485,894
Becton, Dickinson & Company                                 25,034     1,312,533
Biomet, Inc.                                                24,996       867,611
Boston Scientific Corp. *                                   59,147     1,382,265
C.R. Bard, Inc.                                             10,546       696,352
Fisher Scientific International, Inc. *                     12,211       757,693
Guidant Corp.                                               33,056     2,277,228
Johnson & Johnson                                          297,942    18,853,770
Medtronic, Inc.                                            121,299     6,504,052
St. Jude Medical, Inc. *                                    36,518     1,709,042
Stryker Corp.                                               29,099     1,438,364
Zimmer Holdings, Inc. *                                     24,774     1,706,681
                                                                     -----------
                                                                      40,425,947

HEALTHCARE SERVICES - 2.18%
Cardinal Health, Inc.                                       42,751     2,712,124
Coventry Health Care, Inc. *                                10,755       925,145
Express Scripts, Inc. *                                     14,887       925,971
HCA, Inc.                                                   45,268     2,169,243
Humana, Inc. *                                              16,268       778,912
IMS Health, Inc.                                            22,613       569,169
Laboratory Corp. of America Holdings *                      13,533       659,192
McKesson Corp.                                              30,884     1,465,446
Medco Health Solutions, Inc. *                              30,487     1,671,602
Quest Diagnostics, Inc.                                     16,671       842,552
UnitedHealth Group, Inc.                                   126,514     7,110,087
Wellpoint, Inc. *                                           61,459     4,659,821
                                                                     -----------
                                                                      24,489,264

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp.                                                 13,577     1,254,651

HOMEBUILDERS - 0.29%
Centex Corp.                                                12,854       830,111
D.R. Horton, Inc.                                           27,265       987,538
KB Home                                                      7,768       568,618
Pulte Homes, Inc.                                           21,487       922,222
                                                                     -----------
                                                                       3,308,489

HOTELS & RESTAURANTS - 0.96%
Darden Restaurants, Inc.                                    13,454   $   408,598
Harrah's Entertainment, Inc.                                18,390     1,198,844
Hilton Hotels Corp.                                         32,815       732,431
Marriott International, Inc., Class A                       17,147     1,080,261
McDonald's Corp.                                           125,204     4,193,082
Starwood Hotels & Resorts Worldwide, Inc.                   21,803     1,246,477
Wendy's International, Inc.                                 11,571       522,431
Yum! Brands, Inc.                                           28,587     1,383,897
                                                                     -----------
                                                                      10,766,021

HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                         8,059       661,563
Maytag Corp.                                                 7,999       146,062
Whirlpool Corp.                                              6,690       506,901
                                                                     -----------
                                                                       1,314,526

HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc.                                        14,621     1,189,126
Newell Rubbermaid, Inc.                                     27,574       624,551
The Clorox Company                                          15,440       857,538
                                                                     -----------
                                                                       2,671,215

INDUSTRIAL MACHINERY - 0.95%
Caterpillar, Inc.                                           67,785     3,982,369
Cummins, Inc.                                                4,656       409,681
Deere & Company                                             24,158     1,478,470
Dover Corp.                                                 20,282       827,303
Ingersoll-Rand Company, Class A                             33,785     1,291,601
ITT Industries, Inc.                                         9,286     1,054,890
Pall Corp.                                                  12,459       342,622
Parker-Hannifin Corp.                                       11,988       770,948
W.W. Grainger, Inc.                                          7,586       477,311
                                                                     -----------
                                                                      10,635,195

INSURANCE - 4.91%
ACE, Ltd.                                                   28,882     1,359,476
Aetna, Inc.                                                 29,041     2,501,592
AFLAC, Inc.                                                 50,250     2,276,325
Allstate Corp.                                              65,783     3,637,142
Ambac Financial Group, Inc.                                 10,713       771,979
American International Group, Inc.                         259,920    16,104,643
Aon Corp.                                                   31,903     1,023,448
Chubb Corp.                                                 19,865     1,778,911
CIGNA Corp.                                                 12,877     1,517,683
Cincinnati Financial Corp.                                  17,507       733,368
Hartford Financial Services Group, Inc.                     29,996     2,314,791
Jefferson-Pilot Corp.                                       13,498       690,693
Lincoln National Corp.                                      17,276       898,697
Marsh & McLennan Companies, Inc.                            53,613     1,629,299
MBIA, Inc.                                                  13,426       813,884
MetLife, Inc.                                               75,769     3,775,569
MGIC Investment Corp.                                        9,319       598,280

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Principal Financial Group, Inc.                             28,015   $ 1,327,070
Progressive Corp.                                           19,752     2,069,417
Prudential Financial, Inc.                                  51,382     3,471,368
SAFECO Corp.                                                12,528       668,745
St. Paul Travelers Companies, Inc.                          67,655     3,035,680
Torchmark, Inc.                                             10,449       552,021
UnumProvident Corp.                                         29,836       611,638
XL Capital, Ltd., Class A                                   14,062       956,638
                                                                     -----------
                                                                      55,118,357

INTERNATIONAL OIL - 1.44%
Anadarko Petroleum Corp.                                    23,672     2,266,594
ConocoPhillips                                             139,417     9,746,642
Kerr-McGee Corp.                                            11,555     1,122,106
Nabors Industries, Ltd. *                                   15,771     1,132,831
Noble Corp.                                                 13,693       937,423
Weatherford International, Ltd. *                           13,862       951,765
                                                                     -----------
                                                                      16,157,361

INTERNET CONTENT - 0.38%
Yahoo!, Inc. *                                             125,596     4,250,169

INTERNET RETAIL - 0.41%
eBay, Inc. *                                               111,196     4,581,275

INTERNET SOFTWARE - 1.27%
Cisco Systems, Inc. *                                      640,083    11,476,688
Symantec Corp. *                                           119,972     2,718,566
                                                                     -----------
                                                                      14,195,254

LEISURE TIME - 0.74%
Brunswick Corp.                                              9,744       367,641
Carnival Corp.                                              43,228     2,160,536
International Game Technology, Inc.                         34,161       922,347
Walt Disney Company                                        201,333     4,858,165
                                                                     -----------
                                                                       8,308,689

LIFE SCIENCES - 0.07%
PerkinElmer, Inc.                                           13,046       265,747
Waters Corp. *                                              11,519       479,190
                                                                     -----------
                                                                         744,937

LIQUOR - 0.38%
Anheuser-Busch Companies, Inc.                              77,801     3,348,555
Brown Forman Corp., Class B                                  8,311       494,837
Molson Coors Brewing Company, Class B                        5,730       366,777
                                                                     -----------
                                                                       4,210,169

MANUFACTURING - 1.49%
3M Company                                                  76,629     5,621,503
Danaher Corp.                                               23,800     1,281,154
Eaton Corp.                                                 14,763       938,189
Illinois Tool Works, Inc.                                   20,909     1,721,438
Rockwell Automation, Inc.                                   18,189       962,198
Snap-on, Inc.                                                5,791       209,171
Stanley Works                                                7,272   $   339,457
Tyco International, Ltd.                                   202,709     5,645,446
                                                                     -----------
                                                                      16,718,556

MEDICAL-HOSPITALS - 0.13%
Health Management Associates, Inc., Class A                 24,758       581,070
Manor Care, Inc.                                             7,921       304,246
Tenet Healthcare Corp. *                                    46,931       527,035
                                                                     -----------
                                                                       1,412,351

MINING - 0.38%
Freeport-McMoran Copper & Gold, Inc., Class B               17,762       863,055
Newmont Mining Corp.                                        44,692     2,108,122
Phelps Dodge Corp.                                           9,711     1,261,750
                                                                     -----------
                                                                       4,232,927

NEWSPAPERS - 0.06%
Dow Jones & Company, Inc.                                    5,892       225,015
Knight-Ridder, Inc.                                          6,951       407,885
                                                                     -----------
                                                                         632,900

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                        11,064       579,643
Office Depot, Inc. *                                        31,686       941,074
OfficeMax, Inc.                                              7,083       224,319
                                                                     -----------
                                                                       1,745,036

PAPER - 0.39%
Georgia-Pacific Corp.                                       26,063       887,706
International Paper Company                                 49,128     1,464,014
Louisiana-Pacific Corp.                                     11,103       307,442
MeadWestvaco Corp.                                          18,428       508,981
Plum Creek Timber Company, Inc.                             18,426       698,530
Temple-Inland, Inc.                                         11,316       462,259
                                                                     -----------
                                                                       4,328,932

PETROLEUM SERVICES - 5.11%
Baker Hughes, Inc.                                          34,122     2,036,401
BJ Services Company                                         32,286     1,161,973
Exxon Mobil Corp.                                          631,515    40,126,463
Halliburton Company                                         50,911     3,488,422
Schlumberger, Ltd.                                          58,924     4,972,007
Transocean, Inc. *                                          32,930     2,018,938
Valero Energy Corp.                                         30,608     3,460,541
                                                                     -----------
                                                                      57,264,745

PHARMACEUTICALS - 4.86%
Abbott Laboratories                                        155,689     6,601,214
Allergan, Inc.                                              13,099     1,200,130
AmerisourceBergen Corp.                                     10,396       803,611
Bristol-Myers Squibb Company                               195,897     4,713,282
Caremark Rx, Inc. *                                         45,071     2,250,395
Eli Lilly & Company                                        113,562     6,077,838
Forest Laboratories, Inc. *                                 34,043     1,326,656

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Gilead Sciences, Inc. *                                     45,665   $ 2,226,625
Hospira, Inc. *                                             16,014       656,094
King Pharmaceuticals, Inc. *                                24,212       372,381
Merck & Company, Inc.                                      219,907     5,983,669
Mylan Laboratories, Inc.                                    21,895       421,698
Pfizer, Inc.                                               738,221    18,433,378
Schering-Plough Corp.                                      147,872     3,112,706
Watson Pharmaceuticals, Inc. *                              10,440       382,208
                                                                     -----------
                                                                      54,561,885

PHOTOGRAPHY - 0.06%
Eastman Kodak Company                                       28,766       699,877

PUBLISHING - 0.45%
Gannett Company, Inc.                                       24,441     1,682,274
McGraw-Hill Companies, Inc.                                 37,439     1,798,570
Meredith Corp.                                               4,199       209,488
The New York Times Company, Class A                         14,551       432,892
Tribune Company                                             26,557       900,017
                                                                     -----------
                                                                       5,023,241

RAILROADS & EQUIPMENT - 0.60%
Burlington Northern Santa Fe Corp.                          37,403     2,236,699
CSX Corp.                                                   21,730     1,010,011
Norfolk Southern Corp.                                      40,518     1,643,410
Union Pacific Corp.                                         26,419     1,894,242
                                                                     -----------
                                                                       6,784,362

REAL ESTATE - 0.66%
Apartment Investment & Management
Company, Class A, REIT                                       9,566       370,969
Archstone-Smith Trust, REIT                                 21,209       845,603
Equity Office Properties Trust, REIT                        41,122     1,345,101
Equity Residential, REIT                                    28,760     1,088,566
ProLogis, REIT                                              18,737       830,236
Public Storage, Inc., REIT                                   8,278       554,626
Simon Property Group, Inc., REIT                            18,338     1,359,213
Vornado Realty Trust, REIT                                  11,809     1,022,896
                                                                     -----------
                                                                       7,417,210

RETAIL GROCERY - 0.53%
Albertsons, Inc.                                            36,899       946,459
Safeway, Inc.                                               44,941     1,150,490
SUPERVALU, Inc.                                             13,611       423,574
Sysco Corp.                                                 63,405     1,989,015
The Kroger Company *                                        72,513     1,493,043
                                                                     -----------
                                                                       6,002,581

RETAIL TRADE - 4.81%
Bed Bath & Beyond, Inc. *                                   29,621     1,190,172
Best Buy Company, Inc.                                      40,545     1,764,924
Big Lots, Inc. *                                            11,402       125,308
Circuit City Stores, Inc.                                   16,476       282,728
Costco Wholesale Corp.                                      47,996     2,068,148
CVS Corp.                                                   81,420   $ 2,361,994
Dillard's, Inc., Class A                                     6,448       134,634
Dollar General Corp.                                        32,150       589,631
Family Dollar Stores, Inc.                                  16,516       328,173
Federated Department Stores, Inc.                           26,555     1,775,733
Gap, Inc.                                                   58,041     1,011,655
Home Depot, Inc.                                           214,373     8,176,186
J.C. Penney Company, Inc.                                   25,080     1,189,293
Kohl's Corp. *                                              34,521     1,732,264
Limited Brands                                              34,970       714,437
Lowe's Companies, Inc.                                      78,090     5,028,996
Nordstrom, Inc.                                             22,177       761,115
RadioShack Corp.                                            13,450       333,560
Sears Holdings Corp. *                                      10,237     1,273,687
Staples, Inc.                                               73,603     1,569,216
Target Corp.                                                88,607     4,601,361
The TJX Companies, Inc.                                     46,666       955,720
Tiffany & Company                                           14,266       567,359
Walgreen Company                                           102,402     4,449,367
Wal-Mart Stores, Inc.                                      250,159    10,961,967
                                                                     -----------
                                                                      53,947,628

SANITARY SERVICES - 0.21%
Allied Waste Industries, Inc. *                             21,853       184,658
Ecolab, Inc.                                                18,443       588,885
Waste Management, Inc.                                      56,299     1,610,714
                                                                     -----------
                                                                       2,384,257

SEMICONDUCTORS - 3.31%
Advanced Micro Devices, Inc. *                              39,899     1,005,455
Altera Corp. *                                              37,315       713,090
Analog Devices, Inc.                                        37,299     1,385,285
Applied Materials, Inc.                                    162,507     2,756,119
Applied Micro Circuits Corp. *                              30,596        91,788
Broadcom Corp., Class A *                                   28,314     1,328,210
Freescale Semiconductor-B, Inc. *                           40,574       956,735
Intel Corp.                                                610,268    15,043,106
KLA-Tencor Corp.                                            19,790       964,960
Linear Technology Corp.                                     30,728     1,155,065
LSI Logic Corp. *                                           39,134       385,470
Maxim Integrated Products, Inc.                             32,842     1,400,711
Micron Technology, Inc. *                                   61,711       820,756
National Semiconductor Corp.                                34,380       904,194
Novellus Systems, Inc. *                                    13,882       348,160
NVIDIA Corp. *                                              16,896       579,195
PMC-Sierra, Inc. *                                          18,253       160,809
QLogic Corp. *                                               9,084       310,673
Teradyne, Inc. *                                            19,706       325,149
Texas Instruments, Inc.                                    162,563     5,510,886

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                             35,005   $      974,889
                                                                  --------------
                                                                      37,120,705

SOFTWARE - 3.05%
Autodesk, Inc. *                                         22,876        1,062,361
BMC Software, Inc. *                                     21,829          460,592
Citrix Systems, Inc. *                                   17,065          429,014
Computer Associates International, Inc.                  46,406        1,290,551
Compuware Corp. *                                        38,868          369,246
Intuit, Inc. *                                           18,153          813,436
Mercury Interactive Corp. *                               8,674          343,490
Microsoft Corp.                                         922,757       23,742,538
Novell, Inc. *                                           38,260          285,037
Oracle Corp. *                                          377,731        4,680,087
Parametric Technology Corp. *                            27,275          190,107
Siebel Systems, Inc.                                     52,316          540,424
                                                                  --------------
                                                                      34,206,883

STEEL - 0.15%
Allegheny Technologies, Inc.                              8,426          261,037
Nucor Corp.                                              15,648          923,076
United States Steel Corp.                                11,443          484,611
                                                                  --------------
                                                                       1,668,724

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.05%
ADC Telecommunications, Inc. *                           11,669          266,753
Andrew Corp. *                                           16,271          181,422
Avaya, Inc. *                                            42,479          437,534
Ciena Corp. *                                            57,888          152,824
Citizens Communications Company                          34,371          465,727
Comverse Technology, Inc. *                              20,162          529,656
Corning, Inc. *                                         147,440        2,850,015
JDS Uniphase Corp. *                                    165,075          366,466
Lucent Technologies, Inc. *                             445,191        1,446,871
QUALCOMM, Inc.                                          163,301        7,307,720
SBC Communications, Inc.                                330,917        7,932,080
Scientific-Atlanta, Inc.                                 15,345          575,591
Tellabs, Inc. *                                          44,821          471,517
                                                                  --------------
                                                                      22,984,176

TELEPHONE - 2.32%
ALLTEL Corp.                                             38,240        2,489,806
AT&T Corp.                                               80,329        1,590,514
BellSouth Corp.                                         183,526        4,826,734
CenturyTel, Inc.                                         13,016          455,299
Qwest Communications International, Inc. *              152,747          626,263
Sprint Corp.                                            293,769        6,985,827
Verizon Communications, Inc.                            276,959        9,053,790
                                                                  --------------
                                                                      26,028,233

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                              6,134           93,666
Goodyear Tire & Rubber Company *                         17,635   $      274,930
                                                                  --------------
                                                                         368,596

TOBACCO - 1.49%
Altria Group, Inc.                                      207,871       15,322,172
Reynolds American, Inc.                                   8,562          710,817
UST, Inc.                                                16,463          689,141
                                                                  --------------
                                                                      16,722,130

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                             17,929          352,305
Mattel, Inc.                                             40,434          674,439
                                                                  --------------
                                                                       1,026,744

TRANSPORTATION - 0.12%
Harley-Davidson, Inc.                                    27,485        1,331,373

TRAVEL SERVICES - 0.66%
American Express Company                                124,287        7,139,046
Sabre Holdings Corp.                                     13,133          266,337
                                                                  --------------
                                                                       7,405,383

TRUCKING & FREIGHT - 0.96%
Fedex Corp.                                              30,331        2,642,740
Navistar International Corp. *                            6,179          200,385
Ryder Systems, Inc.                                       6,432          220,103
United Parcel Service, Inc., Class B                    110,902        7,666,655
                                                                  --------------
                                                                      10,729,883
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,064,494,583)                         $1,109,768,191
                                                                  --------------
SHORT TERM INVESTMENTS - 0.78%
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                          $7,100,000   $    7,098,501
United States Treasury Bills
   zero coupon due 10/27/2005                         1,625,000        1,621,098
                                                     ----------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $8,719,599)                                              $    8,719,599
                                                                  --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $6,002 on
   10/3/2005, collateralized by $5,000
   U.S. Treasury Bonds, 7.125% due
   02/15/2023 (valued at $6,559,
   including interest) (c)                           $    6,000   $        6,000
                                                     ----------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,000)                                                  $        6,000
                                                                  --------------

TOTAL INVESTMENTS (500 INDEX TRUST B)
   (COST $1,073,220,182) - 99.73%                                 $1,118,493,790
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.27%                          3,001,448
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,121,495,238
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
COMMON STOCKS - 0.00%

FOOD & BEVERAGES - 0.00%
R.A.B. Holdings, Inc. *                                        16   $      4,591
                                                     ------------   ------------
TOTAL COMMON STOCKS (Cost $87,222)                                  $      4,591
                                                                    ------------
PREFERRED STOCKS - 0.04%

BUILDING MATERIALS & CONSTRUCTION - 0.00%
Glasstech, Inc. *                                               1          1,000

FINANCIAL SERVICES - 0.04%
Federal National Mortgage Association *                    13,000        712,562

FOOD & BEVERAGES - 0.00%
R.A.B. Holdings, Inc. *                                         7          2,009
                                                     ------------   ------------
TOTAL PREFERRED STOCKS (Cost $691,684)                              $    715,571
                                                                    ------------
WARRANTS - 0.00%

LEISURE TIME - 0.00%
Sunterra Corp.
   (Expiration date 07/26/2007; strike
   price $20.00)                                              152            166
                                                     ------------   ------------
TOTAL WARRANTS (Cost $0)                                            $        166
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 13.48%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.55%
   2.00% due 07/15/2014                              $  2,197,295      2,244,588
   3.375% due 04/15/2032                                3,356,556      4,437,732
   3.875% due 04/15/2029                                2,043,791      2,797,757
                                                                    ------------
                                                                       9,480,077

U.S. TREASURY BONDS - 3.88%
   5.375% due 02/15/2031                               34,041,000     38,136,541
   6.875% due 08/15/2025                               19,715,000     25,415,415
   8.75% due 08/15/2020                                 2,045,000      2,959,739
                                                                    ------------
                                                                      66,511,695

U.S. TREASURY NOTES - 9.05%
   1.625% due 02/28/2006                               28,589,000     28,331,042
   2.625% due 05/15/2008                                2,500,000      2,404,103
   3.00% due 02/15/2009 ***                             2,546,000      2,450,128
   3.25% due 08/15/2007                                29,780,000     29,296,075
   3.625% due 07/15/2009                               12,681,000     12,425,896
   3.875% due 02/15/2013                                9,395,000      9,153,154
   4.00% due 03/15/2010                                 2,500,000      2,477,735
   4.00% due 02/15/2015 ***                            18,325,000     17,838,251
   4.25% due 08/15/2015                                36,660,000     36,430,875
   5.00% due 02/15/2011                                 1,400,000      1,451,570
   5.75% due 08/15/2010                                12,100,000     12,904,928
                                                                    ------------
                                                                     155,163,757
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $233,574,634)                                                 $231,155,529
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.75%

FEDERAL HOME LOAN BANK - 2.05%
   2.50% due 12/15/2005 to 04/11/2006                $ 13,315,000   $ 13,233,745
   3.75% due 08/15/2007                                 3,880,000      3,835,803
   4.25% due 03/24/2008 to 05/16/2008                   3,950,000      3,909,524
   4.50% due 04/11/2008                                   965,000        962,387
   4.60% due 04/11/2008                                 4,475,000      4,460,353
   5.00% due 05/03/2010                                 1,500,000      1,491,425
   5.80% due 09/02/2008                                 7,000,000      7,240,401
                                                                    ------------
                                                                      35,133,638

FEDERAL HOME LOAN MORTGAGE CORP. - 4.39%
   1.875% due 02/15/2006                                4,750,000      4,711,644
   3.625% due 09/15/2008                                6,000,000      5,869,704
   3.952% due 06/01/2034                                8,328,951      8,172,419
   4.30% due 05/05/2008 to 09/24/2008                   7,770,000      7,723,596
   4.625% due 08/22/2008                                4,290,000      4,281,956
   4.79% due 08/04/2010                                 3,745,000      3,730,765
   5.00% due 11/01/2017 to 07/01/2035                  12,068,467     11,971,079
   5.00% TBA **                                         2,000,000      1,956,876
   5.50% due 07/15/2006 to 01/01/2034                   4,794,066      4,801,378
   5.875% due 03/21/2011                                4,130,000      4,350,724
   6.00% due 04/01/2016 to 02/01/2035                  13,653,379     13,919,183
   4.875% due 10/04/2010                                3,730,000      3,712,521
                                                                    ------------
                                                                      75,201,845

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 24.75%
   2.50% due 06/15/2008                                 2,000,000      1,900,642
   3.25% due 08/15/2008                                 2,000,000      1,936,394
   3.793% due 07/01/2033 (b)                              408,652        403,567
   4.25% due 07/15/2007 to 11/02/2007                  11,600,000     11,564,762
   4.30% due 05/05/2008                                 7,740,000      7,680,859
   4.375% due 03/15/2013                                1,050,000      1,036,339
   4.45% due 10/12/2007                                   930,000        928,720
   4.50% due 07/01/2018 to 09/01/2035                  28,271,754     27,536,325
   4.50% TBA **                                         8,160,000      7,989,146
   4.75% due 08/25/2008                                 3,685,000      3,679,963
   5.00% due 04/19/2010 to 08/01/2035                  59,522,358     58,854,657
   5.00% TBA **                                        16,500,000     16,195,470
   5.50% due 03/15/2011 to 09/01/2035                 120,435,884    120,764,443
   5.50% due 11/01/2033 ***                             5,648,768      5,651,387
   5.50% TBA **                                        18,155,000     18,143,653
   6.00% due 05/15/2008 to 10/01/2035                  40,744,744     41,512,429
   6.00% TBA **                                        64,930,000     66,005,371
   6.25% due 05/15/2029                                 8,000,000      9,408,848
   6.50% due 06/01/2031 to 01/01/2034                   9,085,909      9,373,309
   6.625% due 09/15/2009                                2,360,000      2,536,108
   7.00% due 09/01/2010 to 10/25/2041                  10,036,224     10,492,069

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   7.50% due 09/01/2029 to 08/01/2031              $      602,419   $    637,745
                                                                    ------------
                                                                     424,232,206

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.26%
   5.00% due 04/15/2035                                 7,390,523      7,317,733
   5.50% due 03/15/2035                                 8,118,860      8,198,736
   6.00% due 02/15/2033 to 12/20/2033                   4,594,529      4,705,358
   6.50% due 09/15/2028 to 08/15/2031                     776,224        808,817
   7.00% due 04/15/2029                                   223,180        234,832
   8.00% due 10/15/2026 to 04/15/2030                     365,601        391,842
                                                                    ------------
                                                                      21,657,318

THE FINANCING CORP. - 0.30%
   9.40% due 02/08/2018                                   420,000        596,687
   10.35% due 08/03/2018                                3,025,000      4,602,746
                                                                    ------------
                                                                       5,199,433
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $566,695,188)                                                 $561,424,440
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.20%

ARGENTINA - 0.19%
Republic of Argentina, Series PAR
   zero coupon, Step up to 1.18% on
      03/31/2009 due 12/31/2038                    ARS  8,974,839      1,549,113
   5.83% due 12/31/2033                                 3,861,220      1,730,835
                                                                    ------------
                                                                       3,279,948

BRAZIL - 0.29%
Federative Republic of Brazil
   8.75% due 02/04/2025                            $      890,000        939,395
   10.00% due 08/07/2011                                  775,000        902,875
   11.00% due 08/17/2040                                2,610,000      3,199,860
                                                                    ------------
                                                                       5,042,130

CANADA - 0.28%
Government of Canada
   5.50% due 06/01/2010                            CAD    275,000        256,007
Province of Ontario
   4.50% due 03/08/2015                                 5,100,000      4,502,295
                                                                    ------------
                                                                       4,758,302

CHILE - 0.07%
Republic of Chile
   4.0691% due 01/28/2008 (b)                      $    1,200,000      1,206,000

COLOMBIA - 0.15%
Republic of Colombia
   10.00% due 01/23/2012                                1,025,000      1,235,125
   10.75% due 01/15/2013                                  700,000        879,550
   11.75% due 03/01/2010                           COP820,000,000        409,650
                                                                    ------------
                                                                       2,524,325

DENMARK - 0.01%
Kingdom of Denmark
   6.00% due 11/15/2009                            DKK  1,200,000   $    219,485

GERMANY - 0.27%
Federal Republic of Germany
   5.25% due 01/04/2011                            EUR  1,275,000      1,723,210
   5.25% due 01/04/2008                                   875,000      1,119,111
   6.25% due 01/04/2030                                   725,000      1,250,818
   6.50% due 10/14/2005                                   500,000        603,536
                                                                    ------------
                                                                       4,696,675

HUNGARY - 0.01%
Republic of Hungary
   6.50% due 08/24/2006                            HUF 30,000,000        145,210

JAPAN - 0.13%
Government of Japan
   0.90% due 12/22/2008                            JPY 30,000,000        268,578
   1.50% due 09/20/2014                                70,000,000        624,881
   1.80% due 03/22/2010                               135,000,000      1,249,979
                                                                    ------------
                                                                       2,143,438

MEXICO - 0.28%
Government of Mexico
   5.875% due 01/15/2014                           $      400,000        413,600
   6.625% due 03/03/2015                                2,130,000      2,314,245
   8.00% due 12/07/2023                            MXN 12,100,000      1,037,920
   8.00% due 12/19/2013                                 8,500,000        762,040
   9.875% due 02/01/2010                           $      295,000        350,903
                                                                    ------------
                                                                       4,878,708

PANAMA - 0.04%
Republic of Panama
   8.875% due 09/30/2027                                  350,000        426,125
   9.375% due 07/23/2012                                  150,000        181,500
   10.75% due 05/15/2020                                   25,000         34,812
                                                                    ------------
                                                                         642,437

PERU - 0.03%
Republic of Peru
   9.125% due 02/21/2012                                  200,000        240,000
   9.875% due 02/06/2015                                  150,000        191,625
                                                                    ------------
                                                                         431,625

PHILIPPINES - 0.02%
Republic of Philippines
   9.125% due 02/22/2010                           EUR    150,000        204,383
   10.625% due 03/16/2025                          $      100,000        116,750
                                                                    ------------
                                                                         321,133

RUSSIA - 0.23%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                 3,400,000      3,906,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

SWEDEN - 0.03%
Kingdom of Sweden
   5.00% due 01/28/2009                               SEK1,600,000   $   223,209
   5.25% due 03/15/2011                                  1,750,000       254,184
                                                                     -----------
                                                                         477,393

TURKEY - 0.10%
Republic of Turkey
   9.50% due 01/15/2014                               $    575,000       695,031
   20.00% due 10/17/2007                              TRY1,203,900     1,052,126
                                                                     -----------
                                                                       1,747,157

UKRAINE - 0.03%
Republic of Ukraine
   7.65% due 06/11/2013                               $    500,000       550,300

UNITED KINGDOM - 0.04%
Government of United Kingdom
   6.00% due 12/07/2028                               GBP   85,000       188,671
   7.25% due 12/07/2007                                     95,000       178,700
   8.00% due 12/07/2015                                    125,000       288,861
                                                                     -----------
                                                                         656,232
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $34,939,961)                                                $37,627,098
                                                                     -----------
CORPORATE BONDS - 29.20%

AEROSPACE - 0.23%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                              $  2,328,869     2,495,988
Systems 2001 Asset Trust LLC,
   Series 2001, Class B
   7.156% due 12/15/2011                                 1,326,609     1,398,849
                                                                     -----------
                                                                       3,894,837

AIR TRAVEL - 0.05%
Delta Air Lines, Inc.
   4.40% due 01/25/2008 (b)                                157,804       158,013
   8.00% due 12/15/2007                                    250,000        45,000
Southwest Airlines Company
   5.125% due 03/01/2017                                   370,000       349,868
   5.25% due 10/01/2014                                    370,000       361,968
                                                                     -----------
                                                                         914,849

ALUMINUM - 0.01%
Alcan Aluminum, Ltd.
   5.20% due 01/15/2014                                    180,000       180,827

AUTO PARTS - 0.00%
Delphi Trust II
   6.197% due 11/15/2033 (b)                               120,000        36,000

AUTO SERVICES - 0.27%
Erac USA Finance Company
   6.70% due 06/01/2034                                    300,000       321,641
   7.95% due 12/15/2009                                  1,780,000     1,976,491
Hertz Corp.
   4.70% due 10/02/2006                               $    920,000   $   910,050
   4.9331% due 08/05/2008 (b)                              665,000       652,734
   7.625% due 06/01/2012                                   775,000       744,081
                                                                     -----------
                                                                       4,604,997

AUTOMOBILES - 0.20%
DaimlerChrysler North America Holding
   4.05% due 06/04/2008                                  1,750,000     1,708,971
   4.43% due 05/24/2006 (b)                              1,325,000     1,328,690
Ford Motor Company
   7.45% due 07/16/2031                                    605,000       471,900
                                                                     -----------
                                                                       3,509,561

BANKING - 2.27%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                           EUR  100,000       145,246
Banco Santander Chile
   4.1481% due 12/09/2009 (b)                         $    930,000       925,886
   5.375% due 12/09/2014                                   300,000       301,421
Bank of America Corp.
   7.125% due 09/15/2006                                 1,500,000     1,534,698
Bank of Ireland
   6.45% due 02/10/2010                               EUR  100,000       137,972
Bank One Corp.
   6.50% due 02/01/2006                               $    700,000       705,227
BankAmerica Institutional Capital B
   7.70% due 12/31/2026                                    645,000       687,702
Capital One Financial Corp.
   7.25% due 05/01/2006                                  1,895,000     1,924,454
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                             2,785,000     2,680,657
Colonial Bank, N.A
   9.375% due 06/01/2011                                 1,565,000     1,843,928
DBS Bank, Ltd.
   7.125% due 05/15/2011                                   450,000       497,086
HSBC USA, Inc.
   4.625% due 04/01/2014                                 2,350,000     2,280,903
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                                270,000       259,449
Kazkommerts International BV
   8.50% due 04/16/2013                                    350,000       382,095
MBNA America Bank
   5.375% due 01/15/2008                                   875,000       887,283
NB Capital Trust IV
   8.25% due 04/15/2027                                  2,089,760     2,259,233
Rabobank Capital Funding II
   5.26% due 12/29/2049 (b)                              2,810,000     2,817,854
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                               280,000       270,136
RBS Capital Trust IV
   4.29% due 09/29/2049 (b)                                915,000       925,010

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)                            $2,765,000   $ 3,361,325
Sovereign Capital Trust I
   9.00% due 04/01/2027                                  1,890,000     2,035,108
TuranAlem Finance BV
   7.875% due 06/02/2010                                   650,000       681,590
   8.50% due 02/10/2015                                    600,000       635,250
Wachovia Capital Trust II
   4.0988% due 01/15/2027 (b)                            2,040,000     1,956,197
Wachovia Corp.
   5.25% due 08/01/2014                                  1,910,000     1,936,782
Washington Mutual Bank FA
   4.2488% due 01/15/2015 (b)                            1,070,000     1,085,078
   5.65% due 08/15/2014                                    500,000       513,634
Washington Mutual, Inc.
   4.20% due 01/15/2010                                  1,140,000     1,112,523
   4.2244% due 03/22/2012 (b)                              360,000       359,744
   5.625% due 01/15/2007                                 1,625,000     1,645,319
Wells Fargo Company
   3.50% due 04/04/2008                                  1,000,000       975,887
Zions Bancorporation
   6.00% due 09/15/2015                                  1,000,000     1,061,630
                                                                     -----------
                                                                      38,826,307

BROADCASTING - 0.52%
British Sky Broadcasting Group PLC
   7.30% due 10/15/2006                                  1,425,000     1,461,651
Clear Channel Communications, Inc.
   6.00% due 11/01/2006                                    500,000       507,185
   7.65% due 09/15/2010                                    750,000       814,091
Liberty Media Corp.
   5.37% due 09/17/2006 (b)                              1,632,000     1,643,946
   8.25% due 02/01/2030                                  1,655,000     1,584,832
News America Holdings, Inc.
   6.75% due 01/09/2038                                    110,000       119,720
   7.75% due 12/01/2045                                    500,000       587,085
   8.25% due 08/10/2018                                  1,485,000     1,821,394
XM Satellite Radio Holdings, Inc.
   12.00% due 06/15/2010                                   342,000       390,735
                                                                     -----------
                                                                       8,930,639

BUILDING MATERIALS & CONSTRUCTION - 0.10%
Votorantim Overseas IV
   7.75% due 06/24/2020                                    895,000       895,000
WCI Communities, Inc.
   6.625% due 03/15/2015                                   450,000       407,250
   9.125% due 05/01/2012                                   425,000       437,750
                                                                     -----------
                                                                       1,740,000

BUSINESS SERVICES - 0.01%
Electronic Data Systems Corp.
   7.125% due 10/15/2009                                   150,000       160,650

CABLE AND TELEVISION - 0.82%
Comcast Corp., Class A
   5.30% due 01/15/2014                                 $1,000,000   $   997,398
   7.05% due 03/15/2033                                    560,000       623,251
Cox Communications, Inc.
   4.4069% due 12/14/2007 (b)                              930,000       936,356
   4.625% due 01/15/2010                                 1,125,000     1,099,970
   5.45% due 12/15/2014                                    940,000       933,885
   6.75% due 03/15/2011                                    500,000       533,682
   7.75% due 11/01/2010                                    375,000       414,963
Lenfest Communications, Inc.
   8.375% due 11/01/2005                                 1,239,000     1,242,801
Shaw Communications, Inc.
   8.25% due 04/11/2010                                    695,000       754,944
TCI Communications, Inc.
   9.80% due 02/01/2012                                  1,330,000     1,635,699
Time Warner Companies, Inc.
   7.57% due 02/01/2024                                  1,750,000     1,997,816
   9.125% due 01/15/2013                                 1,291,000     1,576,372
Time Warner, Inc.
   6.15% due 05/01/2007                                    700,000       715,446
   7.625% due 04/15/2031                                   460,000       538,904
                                                                     -----------
                                                                      14,001,487

CELLULAR COMMUNICATIONS - 0.48%
America Movil S.A. de CV
   5.75% due 01/15/2015                                  1,245,000     1,249,314
American Tower Corp.
   7.50% due 05/01/2012                                    650,000       689,000
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                   584,000       664,882
   8.125% due 05/01/2012                                 1,025,000     1,201,992
   8.75% due 03/01/2031                                    480,000       647,903
Nextel Communications, Inc., Series D
   7.375% due 08/01/2015                                   150,000       160,875
Nextel Communications, Inc., Series F
   5.95% due 03/15/2014                                  1,915,000     1,962,875
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                   430,000       496,650
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                 1,125,000     1,135,918
                                                                     -----------
                                                                       8,209,409

CHEMICALS - 0.21%
Albemarle Corp.
   5.10% due 02/01/2015                                    585,000       572,650
Cytec Industries, Inc.
   6.75% due 03/15/2008                                    690,000       711,499
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                   930,000       914,306
Lyondell Chemical Company
   10.875% due 05/01/2009                                1,175,000     1,222,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Nova Chemicals Ltd.
   7.875% due 09/15/2025                                 $  195,000   $  195,975
                                                                      ----------
                                                                       3,616,430

COMMERCIAL SERVICES - 0.29%
Cendant Corp.
   6.25% due 01/15/2008                                   1,760,000    1,802,302
   6.25% due 03/15/2010                                     500,000      516,575
   6.875% due 08/15/2006                                    600,000      611,150
   7.375% due 01/15/2013                                    145,000      158,522
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016                                   2,000,000    1,862,294
                                                                      ----------
                                                                       4,950,843

COMPUTERS & BUSINESS EQUIPMENT - 0.08%
Agilysys, Inc.
   9.50% due 08/01/2006                                     795,000      818,850
NCR Corp.
   7.125% due 06/15/2009                                    515,000      546,002
                                                                      ----------
                                                                       1,364,852

CONSTRUCTION & MINING EQUIPMENT - 0.12%
Kennametal, Inc.
   7.20% due 06/15/2012                                   1,920,000    2,113,152

CONTAINERS & GLASS - 0.11%
BWAY Corp.
   10.00% due 10/15/2010                                  1,055,000    1,113,025
Stone Container Corp.
   9.75% due 02/01/2011                                     725,000      732,250
                                                                      ----------
                                                                       1,845,275

CRUDE PETROLEUM & NATURAL GAS - 0.07%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                                     950,000      997,500
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                     210,000      224,700
                                                                      ----------
                                                                       1,222,200

DOMESTIC OIL - 0.09%
Amerada Hess Corp.
   7.30% due 08/15/2031                                     613,000      715,158
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                    300,000      329,765
Union Oil Company of California
   7.50% due 02/15/2029                                     360,000      461,428
                                                                      ----------
                                                                       1,506,351

DRUGS & HEALTH CARE - 0.05%
Allegiance Corp.
   7.00% due 10/15/2026                                     260,000      289,161
Wyeth
   4.375% due 03/01/2008                                    550,000      546,800
                                                                      ----------
                                                                         835,961

ELECTRICAL EQUIPMENT - 0.51%
Ametek, Inc.
   7.20% due 07/15/2008                                  $1,605,000   $1,693,997
General Electric Company
   5.00% due 02/01/2013                                   6,612,000    6,666,966
SP PowerAssets, Ltd.
   5.00% due 10/22/2013                                     450,000      453,606
                                                                      ----------
                                                                       8,814,569

ELECTRICAL UTILITIES - 2.90%
AES Eastern Energy LP, Series 99-A
   9.00% due 01/02/2017                                   1,673,924    1,954,307
AES Gener SA
   7.50% due 03/25/2014                                     924,000      939,686
American Electric Power Company, Inc.
   5.25% due 06/01/2015                                     550,000      550,868
Appalachian Power Company
   5.80% due 10/01/2035                                   2,000,000    1,976,186
Arizona Public Service Co.
   5.50% due 09/01/2035                                   1,140,000    1,112,334
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                                   2,610,000    3,100,262
BVPS II Funding Corp.
   8.89% due 06/01/2017                                     969,000    1,116,123
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                                     545,000      645,860
CSFB (Empresa Electrica Guacolda SA)
   8.625% due 04/30/2013                                    560,250      617,559
Dominion Resources, Inc.
   5.70% due 09/17/2012                                     375,000      386,955
DTE Energy Company
   6.45% due 06/01/2006                                   1,750,000    1,771,271
Edison Mission Energy
   9.875% due 04/15/2011                                    400,000      474,000
Electricidad De Caracas Finance BV
   10.25% due 10/15/2014                                    200,000      212,000
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                                     420,000      462,101
Empresa Nacional de Electricidad SA/Chile
   8.35% due 08/01/2013                                   1,015,000    1,155,389
Enersis SA
   7.375% due 01/15/2014                                    645,000      681,530
Entergy (Waterford 3 Funding)
   8.09% due 01/02/2017                                   2,444,899    2,645,723
Entergy Gulf States, Inc.
   5.70% due 06/01/2015                                     915,000      896,541
FirstEnergy Corp.
   6.45% due 11/15/2011                                     490,000      521,735
   7.375% due 11/15/2031                                  1,325,000    1,554,050
HQI Transelec Chile SA
   7.875% due 04/15/2011                                    985,000    1,108,753

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Ipalco Enterprises, Inc.
   8.625% due 11/14/2011                                $  705,000   $   782,550
Kansas Gas & Electric
   5.647% due 03/29/2021                                 1,175,000     1,162,827
Monterrey Power SA De CV
   9.625% due 11/15/2009                                   676,740       782,480
Oncor Electric Delivery Company
   7.00% due 05/01/2032                                    250,000       286,690
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                  2,375,000     2,291,979
   4.80% due 03/01/2014                                    610,000       596,448
   6.05% due 03/01/2034                                    750,000       780,294
Pepco Holdings, Inc.
   3.75% due 02/15/2006                                  1,960,000     1,954,718
   4.495% due 06/01/2010 (b)                               705,000       707,778
Pinnacle West Energy Corp.
   3.63% due 04/01/2007 (b)                              2,170,000     2,170,000
PNPP II Funding Corp.
   9.12% due 05/30/2016                                    923,000     1,052,442
PSEG Energy Holdings LLC
   7.75% due 04/16/2007                                  1,410,000     1,441,725
PSEG Power LLC
   5.00% due 04/01/2014                                    750,000       729,383
   6.875% due 04/15/2006                                   857,000       867,236
   8.625% due 04/15/2031                                   750,000       973,534
Scottish Power PLC
   4.91% due 03/15/2010                                  1,290,000     1,289,249
System Energy Resources, Inc.
   5.129% due 01/15/2014                                   957,325       936,742
Texas-New Mexico Power Company
   6.125% due 06/01/2008                                 2,130,000     2,161,950
TransAlta Corp.
   5.75% due 12/15/2013                                  1,900,000     1,943,649
TXU Australia Holdings LP
   6.75% due 12/01/2006                                    455,000       464,809
TXU Corp., Series R
   6.55% due 11/15/2034                                  1,430,000     1,327,186
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                    350,000       347,058
Westar Energy, Inc.
   5.95% due 01/01/2035                                    850,000       847,686
                                                                     -----------
                                                                      49,781,646

ELECTRONICS - 0.13%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                   870,000       891,158
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                  1,125,000     1,317,734
                                                                     -----------
                                                                       2,208,892

ENERGY - 0.95%
Duke Capital LLC
   6.75% due 02/15/2032                                 $  600,000   $   654,620
Duke Energy Corp.
   7.00% due 10/15/2006                                    580,000       589,546
Enterprise Products Operating LP
   4.95% due 06/01/2010                                  4,690,000     4,609,473
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015                                    585,000       555,063
   6.875% due 03/01/2033                                   480,000       506,675
GS Caltex Corp.
   5.50% due 08/25/2014                                    471,000       477,647
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                    585,000       594,249
Nexen, Inc.
   5.875% due 03/10/2035                                   610,000       597,923
Northern Border Pipeline Company
   6.25% due 05/01/2007                                    610,000       623,307
Pioneer Natural Resources Company
   5.875% due 07/15/2016                                   405,000       398,461
Progress Energy, Inc.
   7.00% due 10/30/2031                                    325,000       361,138
Salton Sea Funding Corp.
   7.84% due 05/30/2010                                  3,038,507     3,213,221
Salton Sea Funding Corp., Series E
   8.30% due 05/30/2011                                  1,185,034     1,297,612
Sempra Energy
   4.75% due 05/15/2009                                    445,000       441,864
TXU Energy Company, LLC
   4.36% due 01/17/2006 (b)                                435,000       435,182
   7.00% due 03/15/2013                                    887,000       962,949
                                                                     -----------
                                                                      16,318,930

FINANCIAL SERVICES - 6.11%
American General Finance Corp., Series MTNI
   4.875% due 07/15/2012                                 2,375,000     2,341,686
Aries Vermogensverwaltung GmbH, Series REGS
   9.60% due 10/25/2014                                    750,000       989,925
Astoria Depositor Corp.
   8.144% due 05/01/2021                                 2,335,000     2,320,173
AXA Financial, Inc.
   7.75% due 08/01/2010                                    543,000       607,374
Bank of New York Institutional Capital Trust A
   7.78% due 12/01/2026                                  2,550,000     2,722,615
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                  1,000,000     1,044,619
Bosphorus Financial Services Ltd
   5.59% due 02/15/2012 (b)                                710,000       688,782
CIT Group, Inc., Series MTN
   4.0219% due 05/18/2007 (b)                              445,000       446,172
Citigroup, Inc.
   5.00% due 09/15/2014                                  2,835,000     2,819,694
   5.625% due 08/27/2012                                 1,000,000     1,039,504

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                                  $  555,000   $  516,399
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                  1,025,000    1,123,942
Countrywide Home Loans, Inc., Series MTNJ
   5.50% due 08/01/2006                                     700,000      705,645
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008                                    451,000      450,834
   6.50% due 01/15/2012                                     500,000      541,417
Doral Financial Corp.
   4.45% due 07/20/2007 (b)                               1,885,000    1,769,404
Dresdner Bank-New York
   7.25% due 09/15/2015                                     600,000      693,220
ERP Operating LP
   4.75% due 06/15/2009                                     700,000      694,443
ESI Tractebel Acquisition Corp., Series B
   7.99% due 12/30/2011                                   2,135,000    2,247,088
FleetBoston Financial Corp.
   4.875% due 12/01/2006                                    715,000      717,095
Ford Motor Credit Company
   4.74% due 11/16/2006 (b)                               3,785,000    3,771,601
   6.875% due 02/01/2006                                    974,000      977,986
   7.375% due 10/28/2009                                  2,850,000    2,752,949
Fund American Companies, Inc.
   5.875% due 05/15/2013                                    723,000      723,127
General Electric Capital Corp.
   5.45% due 01/15/2013                                   3,125,000    3,235,147
General Electric Capital Corp., Series MTNA
   2.97% due 07/26/2006                                   1,820,000    1,800,084
   6.00% due 06/15/2012                                     250,000      266,106
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                  1,630,000    1,482,669
   7.00% due 02/01/2012                                   1,375,000    1,241,734
   7.75% due 01/19/2010                                   2,170,000    2,103,394
   8.00% due 11/01/2031                                   1,750,000    1,528,046
General Motors Acceptance Corp., Series MTN
   4.5288% due 04/13/2006 (b)                             2,800,000    2,794,915
   4.6769% due 05/18/2006 (b)                             1,900,000    1,898,822
Glencore Funding LLC
   6.00% due 04/15/2014                                   2,550,000    2,415,651
HBOS PLC
   3.125% due 01/12/2007                                    875,000      859,675
   5.375% due 11/29/2049 (b)                              1,150,000    1,157,965
Household Finance Corp.
   6.375% due 10/15/2011                                  1,110,000    1,187,307
   6.40% due 06/17/2008                                   1,875,000    1,955,841
HSBC Finance Corp.
   4.625% due 01/15/2008                                    700,000      699,880
   6.75% due 05/15/2011                                   2,770,000    3,012,707
Humpuss Funding Corp.
   7.72% due 12/15/2009                                  $1,068,365   $1,036,314
HVB Funding Trust III
   9.00% due 10/22/2031                                     510,000      680,304
International Lease Finance Corp.
   3.50% due 04/01/2009                                     690,000      657,885
   4.55% due 10/15/2009                                     400,000      398,006
   4.75% due 07/01/2009                                   1,560,000    1,545,966
   5.00% due 04/15/2010                                     560,000      561,989
   5.875% due 05/01/2013                                    800,000      833,662
International Lease Finance Corp., Series MTNP
   3.9988% due 01/15/2010 (b)                               665,000      667,537
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                                  2,000,000    1,957,704
JPMorgan Chase & Company
   5.35% due 03/01/2007                                     500,000      505,768
   6.75% due 02/01/2011                                     940,000    1,017,159
JSG Funding PLC
   9.625% due 10/01/2012                                    400,000      402,000
Lehman Brothers Holdings, Inc., Series MTN
   4.25% due 01/27/2010                                   4,330,000    4,236,139
MBNA Capital, Series B
   4.4931% due 02/01/2027 (b)                             1,180,000    1,156,563
Metallurg Holdings, Inc.
   10.50% due 10/01/2010                                    770,000      770,000
Metallurg Holdings, Inc., Series B
   12.75% due 07/15/2008                                     50,000       27,750
Midland Funding II, Series B
   13.25% due 07/23/2006                                    609,111      641,851
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                               1,740,000    1,941,254
Morgan Stanley
   4.25% due 05/15/2010                                   1,665,000    1,622,949
NiSource Finance Corp.
   6.15% due 03/01/2013                                     996,000    1,054,687
   7.875% due 11/15/2010                                    830,000      933,161
Noble Group Ltd.
   6.625% due 03/17/2015                                  1,515,000    1,398,578
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                                   1,480,000    1,462,107
PCCW-HKT Capital, Ltd., Series REGS
   8.00% due 11/15/2011                                     340,000      387,377
Popular North America, Inc.
   4.70% due 06/30/2009                                     610,000      607,078
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                                    730,000      737,666
Reliastar Financial Corp.
   6.50% due 11/15/2008                                     730,000      771,605
Residential Capital Corp.
   6.875% due 06/30/2015                                  2,100,000    2,197,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
   06/30/2008 due 12/29/2049 (b)                       $  340,000   $    375,215
SLM Corp., Series MTNA
   3.73% due 01/25/2008 (b)                             2,020,000      2,020,343
   5.00% due 04/15/2015                                 1,375,000      1,367,378
St. George Funding Company LLC
   zero coupon, Step up to 8.985% on
   06/30/2017 due 12/31/2049                            3,080,000      3,374,580
State Street Institutional Capital A
   7.94% due 12/30/2026 (c)                               805,000        861,407
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                2,430,000      2,422,479
   5.25% due 04/01/2013                                 1,250,000      1,262,321
Trinity Industries Leasing Companies
   7.755% due 02/15/2009                                1,652,838      1,735,479
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                  735,000        717,251
                                                                    ------------
                                                                     104,692,612

FOOD & BEVERAGES - 0.91%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                                   150,000        163,500
Ahold Lease USA, Inc.
   7.82% due 01/02/2020                                 2,604,397      2,825,771
Albertson's, Inc.
   7.45% due 08/01/2029                                   525,000        452,867
American Seafoods Group LLC
   10.125% due 04/15/2010                                 310,000        331,700
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
   11/01/2008 due 11/01/2011                            1,945,000      1,487,925
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                                  400,000        399,868
Corn Products International, Inc.
   8.45% due 08/15/2009                                 2,585,000      2,882,621
Kellogg Company, Series B
   6.60% due 04/01/2011                                   490,000        530,887
Kraft Foods, Inc.
   5.625% due 11/01/2011                                  985,000      1,017,720
Molson Coors Capital Finance ULC
   4.85% due 09/22/2010                                   575,000        570,491
Nabisco, Inc.
   7.05% due 07/15/2007                                   420,000        436,604
   7.55% due 06/15/2015                                 1,500,000      1,775,652
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                   430,000        464,400
Smithfield Foods., Inc.
   7.00% due 08/01/2011                                   915,000        933,300
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014                                   425,000        415,017
Tyson Foods, Inc.
   7.25% due 10/01/2006                                $  915,000   $    938,515
                                                                    ------------
                                                                      15,626,838

FOREST PRODUCTS - 0.05%
Weyerhaeuser Company
   6.125% due 03/15/2007                                  687,000        700,107
   7.375% due 03/15/2032                                  150,000        169,683
                                                                    ------------
                                                                         869,790

GAS & PIPELINE UTILITIES - 0.52%
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                1,800,000      2,076,462
Dynegy-Roseton Danskammer
   7.67% due 11/08/2016                                 1,080,000      1,070,550
Energy Transfer Partners LP
   5.65% due 08/01/2012                                 2,190,000      2,156,581
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                   410,000        393,796
   7.30% due 08/15/2033                                   615,000        713,234
Magellan Midstream Partners LP
   6.45% due 06/01/2014                                 1,670,000      1,799,642
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                                   750,000        742,883
                                                                    ------------
                                                                       8,953,148

HEALTHCARE SERVICES - 0.12%
Coventry Health Care, Inc.
   5.875% due 01/15/2012                                  460,000        466,900
WellPoint, Inc.
   3.50% due 09/01/2007                                   720,000        703,450
   3.75% due 12/14/2007                                   550,000        538,808
   5.00% due 12/15/2014                                   425,000        422,804
                                                                    ------------
                                                                       2,131,962

HOLDINGS COMPANIES/CONGLOMERATES - 0.05%
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                                   814,000        874,169

HOMEBUILDERS - 0.10%
Centex Corp.
   4.75% due 01/15/2008                                   180,000        178,861
MDC Holdings, Inc.
   5.50% due 05/15/2013                                   250,000        245,855
Pulte Homes, Inc.
   6.25% due 02/15/2013                                   525,000        541,429
   7.875% due 08/01/2011                                  380,000        423,532
   8.125% due 03/01/2011                                  225,000        251,482
                                                                    ------------
                                                                       1,641,159

HOTELS & RESTAURANTS - 0.61%
Harrah's Operating Company, Inc.
   7.125% due 06/01/2007                                1,800,000      1,864,233

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Hilton Hotels Corp.
   7.625% due 12/01/2012                                $  170,000   $   191,344
   8.25% due 02/15/2011                                    460,000       521,073
Hyatt Equities LLC
   6.875% due 06/15/2007                                 1,960,000     1,998,061
La Quinta Properties, Series MTN
   7.30% due 01/16/2006                                    520,000       521,950
Marriott International, Inc.
   4.625% due 06/15/2012                                 1,350,000     1,304,542
Mashantucket Western Pequot Tribe
   5.912% due 09/01/2021                                   805,000       799,378
MGM Mirage, Inc.
   6.00% due 10/01/2009                                    832,000       821,600
   6.375% due 12/15/2011                                   640,000       635,200
Mohegan Tribal Gaming Authority
   8.00% due 04/01/2012                                    492,000       520,905
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                                  1,135,000     1,225,800
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                                   120,000       130,800
                                                                     -----------
                                                                      10,534,886

HOUSEHOLD PRODUCTS - 0.11%
RPM International, Inc.
   6.25% due 12/15/2013                                  1,780,000     1,839,673

INDUSTRIAL MACHINERY - 0.08%
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                    530,000       527,536
Caterpillar, Inc.
   7.25% due 09/15/2009                                    700,000       762,226
                                                                     -----------
                                                                       1,289,762

INSURANCE - 3.51%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                 5,250,000     5,340,778
Aetna, Inc.
   7.375% due 03/01/2006                                   250,000       252,893
Allstate Corp.
   5.55% due 05/09/2035                                  3,687,000     3,558,062
American International Group, Inc.
   5.05% due 10/01/2015                                  2,000,000     1,987,588
Arch Capital Group Ltd
   7.35% due 05/01/2034                                  3,700,000     3,945,421
Aspen Insurance Holdings Ltd.
   6.00% due 08/15/2014                                  2,020,000     2,020,186
Assurant, Inc.
   5.625% due 02/15/2014                                   470,000       477,040
CNA Financial Corp.
   5.85% due 12/15/2014                                  6,750,000     6,634,413
   7.25% due 11/15/2023                                    460,000       486,267
Endurance Specialty Holdings Ltd.
   7.00% due 07/15/2034                                  1,700,000     1,723,028
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013                                $  425,000   $   411,455
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                  1,200,000     1,112,911
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                   735,000       747,290
Lincoln National Corp.
   6.20% due 12/15/2011                                    380,000       405,561
Markel Corp.
   7.35% due 08/15/2034                                  1,535,000     1,647,273
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                   845,000       846,847
   5.375% due 07/15/2014                                   325,000       314,271
   5.75% due 09/15/2015                                  2,000,000     1,979,078
Massachusetts Mutual Life Insurance Company
   7.625% due 11/15/2023                                 2,235,000     2,766,246
Metlife, Inc.
   5.70% due 06/15/2035                                  2,835,000     2,818,223
Monumental Global Funding
   3.84% due 05/19/2006 (b)                              2,270,000     2,269,635
   5.20% due 01/30/2007                                  1,125,000     1,131,798
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                                   170,000       206,832
New York Life Insurance Company
   5.875% due 05/15/2033                                 1,555,000     1,617,171
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                              1,130,000     1,136,442
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013                                    800,000       840,131
Ohio Casualty Corp.
   7.30% due 06/15/2014                                    520,000       559,452
Oil Casualty Insurance Ltd.
   8.00% due 09/15/2034                                  1,150,000     1,173,643
Phoenix Life Insurance Company
   7.15% due 12/15/2034                                    735,000       728,661
Prudential Financial, Inc.
   4.75% due 04/01/2014                                  1,370,000     1,343,284
Prudential Insurance Company
   6.375% due 07/23/2006                                 1,050,000     1,064,498
St Paul Travelers Companies, Inc.
   5.01% due 08/16/2007                                  1,880,000     1,882,124
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                 1,090,000     1,131,117
URC Holdings Corp.
   7.875% due 06/30/2006                                 1,600,000     1,629,638
W.R. Berkley Corp.
   6.15% due 08/15/2019                                    713,000       719,573
Willis Group North America, Inc.
   5.125% due 07/15/2010                                   695,000       694,489
   5.625% due 07/15/2015                                   805,000       799,821

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
XL Capital, Ltd.
   5.25% due 09/15/2014                                 $  755,000   $   728,349
Zurich Capital Trust I
   8.376% due 06/01/2037                                   995,000     1,063,140
                                                                     -----------
                                                                      60,194,629

INTERNATIONAL OIL - 0.39%
Delek & Avner-Yam Tethys Ltd.
   5.326% due 08/01/2013                                 1,145,780     1,127,115
Newfield Exploration Company
   8.375% due 08/15/2012                                   200,000       216,000
Pemex Project Funding Master Trust
   5.17% due 06/15/2010 (b)                                915,000       952,057
   6.125% due 08/15/2008                                   700,000       721,000
   9.125% due 10/13/2010                                 2,065,000     2,416,050
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                 1,050,450     1,015,901
Ras Laffan LNG III
   5.838% due 09/30/2027                                   285,000       283,826
                                                                     -----------
                                                                       6,731,949

LEISURE TIME - 0.20%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                                  2,250,000     2,663,829
Mohegan Tribal Gaming
   6.375% due 07/15/2009                                   445,000       445,000
Waterford Gaming, LLC
   8.625% due 09/15/2012                                   230,000       244,950
                                                                     -----------
                                                                       3,353,779

LIQUOR - 0.04%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043                                    550,000       631,886

MANUFACTURING - 0.06%
Tyco International Group SA
   5.80% due 08/01/2006                                    990,000       999,318

MEDICAL-HOSPITALS - 0.21%
HCA Inc., Series MTN
   9.00% due 12/15/2014                                    545,000       630,124

HCA, Inc.
   6.375% due 01/15/2015                                 1,340,000     1,325,730
   7.875% due 02/01/2011                                   430,000       460,886
Manor Care, Inc.
   6.25% due 05/01/2013                                  1,150,000     1,203,557
                                                                     -----------
                                                                       3,620,297

METAL & METAL PRODUCTS - 0.28%
Alcan, Inc.
   5.00% due 06/01/2015                                    345,000       339,276
Inco Ltd.
   7.75% due 05/15/2012                                  1,760,000     2,001,395
Southern Peru Copper Corp.
   7.50% due 07/27/2035                                  1,740,000     1,696,500
Vedanta Resources PLC
   6.625% due 02/22/2010                                $  745,000   $   731,963
                                                                     -----------
                                                                       4,769,134

MINING - 0.06%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                                    490,000       502,836
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                                  460,000       508,300
                                                                     -----------
                                                                       1,011,136

PAPER - 0.29%
Donohue Forest Products, Inc.
   7.625% due 05/15/2007                                   510,000       527,850
International Paper Company
   5.85% due 10/30/2012                                  2,200,000     2,255,605
Longview Fibre Company
   10.00% due 01/15/2009                                   250,000       263,750
Norske Skogindustrier ASA
   7.625% due 10/15/2011                                 1,740,000     1,886,786
Temple-Inland, Inc.
   7.875% due 05/01/2012                                    70,000        77,396
                                                                     -----------
                                                                       5,011,387

PETROLEUM SERVICES - 0.29%
Noram Energy Corp.
   6.50% due 02/01/2008                                  2,275,000     2,351,311
Valero Logistics Operations LP
   6.05% due 03/15/2013                                  2,440,000     2,535,655
                                                                     -----------
                                                                       4,886,966

PHARMACEUTICALS - 0.35%
AmerisourceBergen Corp.
   5.875% due 09/15/2015                                 2,000,000     1,975,000
Caremark Rx, Inc.
   7.375% due 10/01/2006                                   959,000       981,549
Hospira, Inc.
   5.90% due 06/15/2014                                    420,000       437,337
Medco Health Solutions, Inc.
   7.25% due 08/15/2013                                  1,435,000     1,580,136
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                                955,000       984,724
                                                                     -----------
                                                                       5,958,746

PHOTOGRAPHY - 0.02%
Sotheby's Holdings, Inc.
   6.875% due 02/01/2009                                   420,000       422,100
PUBLISHING - 0.01%
Dex Media, Inc.
   zero coupon, Step up to 9% on 11/15/2008 due
   11/15/2013                                              190,000       149,625
RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1
   6.061% due 01/17/2023                                   172,673       185,991

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)

REAL ESTATE - 1.17%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                               $    800,000   $   847,793
Camden Property Trust, REIT
   5.00% due 06/15/2015                                    820,000       793,020
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                                    565,000       584,815
Colonial Realty LP
   5.50% due 10/01/2015                                  1,600,000     1,572,286
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                                 1,125,000     1,098,180
Duke Realty Corp., REIT
   4.1844% due 12/22/2006 (b)                            2,515,000     2,517,258
Health Care Property Investors, Inc., REIT
   7.50% due 01/15/2007                                    815,000       841,047
Health Care Property Investors, Inc.,
   Series MTN, REIT
   4.875% due 09/15/2010                                 1,500,000     1,476,994
Health Care, Inc., REIT
   6.00% due 11/15/2013                                    770,000       774,601
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                                   700,000       783,094
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                                    640,000       685,524
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                                  1,050,000     1,070,703
Price, Inc., REIT
   7.50% due 11/05/2006                                    500,000       515,517
Prologis, REIT
   7.05% due 07/15/2006                                    995,000     1,009,820
Rouse Company, REIT
   5.375% due 11/26/2013                                   465,000       442,720
Simon Property Group LP, REIT
   5.45% due 03/15/2013                                  1,110,000     1,121,581
Socgen Real Estate Company LLC
   7.64% due 12/29/2049 (b)                              2,335,000     2,457,875
Spieker Properties LP, REIT
   7.125% due 12/01/2006                                 1,490,000     1,528,879
                                                                     -----------
                                                                      20,121,707
RETAIL GROCERY - 0.10%
Delhaize America, Inc.
   9.00% due 04/15/2031                                    985,000     1,137,026
The Kroger Company
   7.50% due 04/01/2031                                    520,000       580,823
                                                                     -----------
                                                                       1,717,849
SANITARY SERVICES - 0.05%
Waste Management, Inc.
   7.75% due 05/15/2032                                    625,000       768,458

SUPRANATIONAL - 0.08%
Central American Bank
   6.75% due 04/15/2013                                    650,000       694,239
Corporacion Andina de Fomento
   5.20% due 05/21/2013                               $    750,000   $   752,387
                                                                     -----------
                                                                       1,446,626

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.93%
Citizens Communications Company
   9.00% due 08/15/2031                                  3,100,000     3,142,625
Corning, Inc.
   6.05% due 06/15/2015                                  1,005,000       999,186
Corning, Inc., Series MTN
   8.30% due 04/04/2025                                  2,785,000     2,924,250
Deutsche Telekom International Finance BV
   zero coupon, Step up to 8.25% on
      12/15/2005 due 06/15/2030                          1,385,000     1,788,061
   zero coupon, Step up to 8% on
      12/15/2005 due 06/15/2010                          1,120,000     1,269,772
   6.625% due 07/11/2011                              EUR  100,000       142,149
France Telecom SA
   8.00% due 03/01/2011                               $  1,016,000     1,153,637
   8.50% due 03/01/2031 (b)                              1,029,000     1,379,019
Innova S de R.L
   9.375% due 09/19/2013                                   485,000       551,203
Intelsat Ltd.
   8.695% due 01/15/2012 (b)                               220,000       223,850
SBC Communications, Inc.
   4.125% due 09/15/2009                                   375,000       365,546
   5.10% due 09/15/2014                                    815,000       807,596
   5.625% due 06/15/2016                                   625,000       638,908
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                   475,000       510,658
                                                                     -----------
                                                                      15,896,460

TELEPHONE - 1.54%
AT&T Corp.
   8.35% due 01/15/2025                                    380,000       380,293
   9.75% due 11/15/2031 (b)                              2,325,000     2,944,031
Bellsouth Corp.
   4.20% due 09/15/2009                                    625,000       612,884
Sprint Capital Corp.
   6.125% due 11/15/2008                                   854,000       886,814
   6.375% due 05/01/2009                                   625,000       656,224
   6.875% due 11/15/2028                                 3,305,000     3,650,954
   7.125% due 01/30/2006                                 1,975,000     1,991,252
   8.375% due 03/15/2012                                   405,000       476,619
   8.75% due 03/15/2032                                    616,000       826,012
Telecom Italia Capital SA
   4.00% due 01/15/2010                                    790,000       758,570
   4.00% due 11/15/2008                                  1,000,000       975,712
   6.00% due 09/30/2034                                  2,670,000     2,616,451
Telecomunicaciones de Puerto Rico, Inc.
   6.65% due 05/15/2006                                  3,035,000     3,071,086

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Telefonos de Mexico SA
   8.25% due 01/26/2006                               $ 3,644,000   $  3,683,042
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013                                1,950,000      2,024,695
Verizon New York, Inc.
   6.875% due 04/01/2012                                  780,000        834,442
                                                                    ------------
                                                                      26,389,081

TOBACCO - 0.23%
Altria Group, Inc.
   6.95% due 06/01/2006                                 3,115,000      3,161,868
   7.00% due 11/04/2013                                   343,000        375,435
Commonwealth Brands, Inc.
   10.625% due 09/01/2008                                 430,000        449,350
                                                                    ------------
                                                                       3,986,653

TRANSPORTATION - 0.06%
CSX Corp.
   4.01% due 08/03/2006 (b)                               865,000        866,417
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                   150,000        161,250
Pacific & Atlantic
   1.00% due 05/31/2009 @ (b)                               1,500              0
                                                                    ------------
                                                                       1,027,667

UTILITY SERVICE - 0.19%
Progress Energy, Inc.
   6.75% due 03/01/2006                                 2,547,000      2,569,689
Public Service Company of New Mexico
   4.40% due 09/15/2008                                   680,000        669,214
                                                                    ------------
                                                                       3,238,903
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $499,372,494)                           $500,563,010
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.12%
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series 2005-6,
   Class 1CB
   6.50% due 08/25/2035                                 2,506,193      2,573,603
Federal Home Loan Mortgage Corp.,
   Series 2005-3033, Class JH
   5.00% due 06/15/2032                                 4,390,000      4,396,688
Federal Home Loan Mortgage Corp.,
   Series 2005-3033, Class KT
   5.00% due 09/15/2022                                 7,085,000      7,101,605
American Home Mortgage Investment Trust,
   Series 2005-2, Class 4A1
   5.66% due 09/25/2045                                 4,296,935      4,312,203
Banc of America Commercial Mortgage Inc.,
   Series 2005-3, Class J
   5.3445% due 07/10/2043                               2,100,000      1,933,946
Banc of America Commercial Mortgage Inc.,
   Series 2005-5, Class G
   5.402% due 10/10/2015                                1,800,000      1,723,595
Banc of America Commercial Mortgage Inc.,
   Series 2005-5, Class H
   5.402% due 10/10/2015                              $ 1,200,000   $  1,105,253
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class F
   5.279% due 11/10/2039                                  650,000        631,814
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class G
   5.377% due 11/10/2039                                  650,000        631,884
Banc of America Commercial Mortgage, Inc.,
   Series 2004-4, Class A3
   4.128% due 07/10/2042                                1,635,000      1,596,525
Banc of America Commercial Mortgage, Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                            2,575,000      2,544,775
Banc of America Commercial Mortgage, Inc.,
   Series 2005-4, Class A5A
   4.933% due 07/10/2045                                3,140,000      3,130,187
Banc of America Large Loan, Series 2005-BBA6,
   Class B
   3.978% due 01/15/2019 (b)                            4,265,000      4,265,853
Banc of America Large Loan, Series 2005-BOCA,
   Class K
   5.1181% due 12/15/2016 (b)                             690,000        689,287
Banc of America Large Loan, Series 2005-ESHA,
   Class E
   4.46% due 07/14/2008 (b)                             2,000,000      2,000,000
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                   788,371        790,790
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2003-9, Class 3A2
   4.9991% due 02/25/2034 (b)                             799,704        794,575
Bear Stearns Alt-A Trust, Series 2005-3,
   Class B2
   5.4018% due 04/25/2035 (b)                             649,496        650,353
Bear Stearns Asset Backed Securities, Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                                   879,097        868,690
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-AC5, Class A1
   5.25% due 10/25/2034                                   774,754        773,645
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-PWR5, Class X1
   0.076% IO due 07/11/2042                            36,450,000        763,245
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-T16, Class X1
   0.1047% IO due 02/13/2046 (b)                       33,424,498        654,629
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR9, Class A4B
   4.943% due 09/11/2042                                2,650,000      2,622,441
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                                 2,395,000      2,323,644

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                               $  1,500,000   $1,688,910
Chaseflex Trust, Series 2005-2, Class 4A1
   5.00% due 05/25/2020                                   3,464,115    3,444,411
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-1, Class 2B1
   4.742% due 04/25/2035 (b)                              3,695,226    3,662,749
Commercial Mortgage Acceptance Corp.,
   Series 1999-C1, Class A1
   6.79% due 06/15/2031                                     214,390      215,502
Commercial Mortgage Pass Through
   Certificates, Series 2004-CNL, Class A2
   4.0681% due 09/15/2014 (b)                               970,000      970,849
Commercial Mortgage Pass-Through Certificate,
   Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                                  2,525,000    2,388,324
Commercial Mortgage Pass-Through
   Certificates, Series 2005-C6, Class B
   5.398% due 06/10/2044 (b)                              2,500,000    2,514,298
Commercial Mortgage Pass-Through
   Certificates, Series 2005-C6, Class G
   5.459% due 06/10/2044                                  1,500,000    1,441,451
Commercial Mortgage Pass-Through
   Certificates, Series 2005-C6, Class XC1
   0.04% IO due 06/10/2044                              347,222,222    2,376,285
Countrywide Alternative Loan Trust,
   Series 2004-24CB, Class 1A1
   6.00% due 11/25/2034                                   1,485,356    1,500,210
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1A2
   4.673% due 08/25/2034 (b)                                870,000      868,166
Countrywide Alternative Loan Trust,
   Series 2005-J1, Class 3A1
   6.50% due 08/25/2032                                   1,702,710    1,728,250
Countrywide Home Loans,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                                     783,611      784,438
Countrywide Home Loans, Series 2005-6,
   Class 2A1
   5.50% due 04/25/2035                                   2,028,403    2,020,242
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                                  1,665,000    1,636,433
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                                  1,915,000    1,882,979
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 02/15/2034                                  1,598,255    1,602,088
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                  1,185,000    1,217,708
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                               $  1,750,000   $1,797,144
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                   1,625,000    1,724,051
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                  1,000,000    1,062,402
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                    550,000      531,829
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class AX
   0.0579% IO due 02/15/2038 (b)                         60,985,231      740,391
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class F
   4.821% due 02/15/2038                                  1,050,000      975,325
CS First Boston Mortgage Securities Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                              2,940,000    2,886,569
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class F
   5.572% due 08/15/2038 (b)                              2,625,000    2,592,607
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class G
   5.572% due 08/15/2038 (b)                              2,275,000    2,230,387
Deutsche Mortgage and Asset Receiving Corp.,
   Series 1998-C1, Class C
   6.861% due 06/15/2031                                  1,160,000    1,210,598
Federal Home Loan Mortgage Corp.,
   Series 2002-2489, Class PE
   6.00% due 08/15/2032                                   2,000,000    2,054,316
Federal Home Loan Mortgage Corp.,
   Series 2003-2640, Class WA
   3.50% due 03/15/2033                                     461,389      447,892
Federal Home Loan Mortgage Corp.,
   Series 2004-2754, Class PC
   5.00% due 12/15/2028                                   2,880,000    2,872,755
Federal Home Loan Mortgage Corp.,
   Series 2004-2836, Class QD
   5.00% due 09/15/2027                                   2,400,000    2,400,735
Federal Home Loan Mortgage Corp.,
   Series 2004-2901, Class UB
   5.00% due 03/15/2033                                   9,415,000    9,273,094
Federal Home Loan Mortgage Corp.,
   Series 2005-2929, Class PE
   5.00% due 05/15/2033                                   2,480,000    2,408,822
Federal Home Loan Mortgage Corp.,
   Series 2005-2978, Class CL
   5.50% due 01/15/2031                                   7,085,000    7,119,138
Federal Home Loan Mortgage Corp.,
   Series 2005-2978, Class JD
   5.50% due 08/15/2031                                   2,170,000    2,181,394

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                $    735,695   $  774,794
Federal National Mortgage Association,
   Series 2003-17, Class QT
   5.00% due 08/25/2027                                   6,372,500    6,355,665
Federal National Mortgage Association,
   Series 2003-33, Class AC
   4.25% due 03/25/2033                                     394,071      387,918
Federal National Mortgage Association,
   Series 2003-49, Class JE
   3.00% due 04/25/2033                                   1,033,985      971,737
Federal National Mortgage Association,
   Series 2003-58, Class AD
   3.25% due 07/25/2033                                   1,174,032    1,121,996
Federal National Mortgage Association,
   Series 2003-63, Class PE
   3.50% due 07/25/2033                                     914,457      869,664
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                                     378,071      397,461
First Horizon Alternative Mortgage
   Securities, Series 2004-AA5, Class B1
   5.2588% due 12/25/2034 (b)                               459,161      456,962
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                  2,402,768    2,476,394
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                                    822,319      840,831
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                                    130,626      133,944
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                   1,125,000    1,193,370
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                    750,000      767,020
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class XC
   0.0483% IO due 06/10/2048 (b)                         95,514,458    1,242,586
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class A4
   4.978% due 05/10/2043 (b)                              2,220,000    2,212,187
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                              2,215,000    2,204,377
G-Force LLC, 2005-RR2, Class A4B
   5.422% due 12/25/2039                                  2,425,000    2,449,100
Global Signal Trust, Series 2004-1A, Class D
   5.098% due 01/15/2034                                  2,190,000    2,162,777
Global Signal Trust, Series 2004-2A, Class D
   5.093% due 12/15/2014                                    560,000      544,862
GMAC Commercial Mortgage Securities, Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                               $    256,959   $  264,733
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                                  4,065,820    4,099,465
Government National Mortgage Association,
   Series 2003-42, Class XA
   3.75% due 05/16/2033                                     297,782      286,576
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                  2,331,646    2,286,971
Greenwich Capital Commercial Funding Corp.,
   Series 2003-C2, Class A2
   4.022% due 01/05/2036                                  2,080,000    2,028,000
GS Mortgage Securities Corp II,
   Series 2005-GG4, Class E
   5.078% due 07/10/2039 (b)                              2,680,000    2,618,611
GS Mortgage Securities Corp II,
   Series 2005-GG4, Class XC
   0.1134% IO due 07/10/2039 (b)                        106,222,479    2,102,217
GSR Mortgage Loan Trust, Series 2004-9,
   Class B1
   4.4446% due 08/25/2034 (b)                             1,032,177    1,020,783
Hilton Hotels Pool Trust,
   Series 2000-HLTA, Class B
   3.61% due 10/03/2015 (b)                                 335,000      336,923
IndyMac Index Mortgage Loan Trust,
   Series 2004-AR13, Class B1
   5.2962% due 01/25/2035                                   673,980      677,579
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR5, Class B1
   5.4444% due 05/25/2035 (b)                             1,495,262    1,507,254
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class H
   5.153% due 10/15/2042 (b)                              1,700,000    1,545,957
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                                  2,620,000    2,685,739
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                                     750,000      733,073
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-FL1A, Class A1
   3.9419% due 04/16/2019 (b)                               851,110      851,440
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP2, Class E
   4.981% due 07/15/2042 (b)                              1,555,000    1,518,997
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP3, Class A4B
   4.996% due 08/15/2042 (b)                              2,550,000    2,527,229

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP4, Class B
   5.129% due 10/15/2042 (b)                           $  1,365,000   $1,358,335
JPMorgan Mortgage Trust, Series 2005-A2,
   Class 1A1
   4.7714% due 04/25/2035 (b)                             1,704,065    1,694,931
JPMorgan Mortgage Trust, Series 2005-S2,
   Class 2A16
   6.50% due 09/25/2035                                   3,130,000    3,186,966
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                                  1,500,000    1,628,180
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class XCL
   0.1282% IO due 02/15/2040 (b)                         48,899,592    1,080,084
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                                  2,070,000    2,025,123
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                              1,290,000    1,264,213
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                                  2,940,000    2,946,997
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1
   6.9648% due 06/15/2021 (b)                                38,072       38,018
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                                      84,928       86,172
Merrill Lynch Mortgage Trust, Series
   2005-MCP1, Class E
   5.131% due 06/12/2043 (b)                              2,105,000    2,039,008
Merrill Lynch Mortgage Trust,
   Series 2004-BPB1, Class XC
   0.058% IO due 09/12/2041                              28,900,000      570,532
Merrill Lynch Mortgage Trust,
   Series 2004-KEY2, Class A4
   4.864% due 08/12/2039 (b)                              1,620,000    1,601,234
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class F
   5.384% due 07/12/2038                                  1,600,000    1,566,512
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class XC
   .041% due 07/12/2038                                 287,339,000    1,873,450
Merrill Lynch Mortgage Trust,
   Series 2005-MCP1, Class AJ
   4.845% due 06/12/2043 (b)                              2,215,000    2,171,640
Merrill Lynch Mortgage Trust,
   Series 2005-MKB2, Class A4
   5.204% due 09/12/2042 (b)                                737,000      746,333
MLCC Mortgage Investors, Inc., Series 2004-1,
   Class 2A1
   4.7488% due 12/25/2034 (b)                             1,098,668    1,089,995
MLCC Mortgage Investors, Inc., Series 2005-A,
   Class A1
   4.06% due 03/25/2030 (b)                            $    880,374   $  881,134
Morgan Stanley Capital I
   0.0586% IO due 07/15/2056 (b)                         39,000,000    1,112,428
Morgan Stanley Capital I,
   Series 2003-KIDS, Class A
   3.90% due 07/14/2016 (b)                                 383,158      384,187
Morgan Stanley Capital I, Series 2004-T13,
   Class A2
   3.94% due 09/13/2045                                   1,375,000    1,327,960
Morgan Stanley Capital I, Series 2005-HQ6,
   Class B
   5.152% due 08/13/2042 (b)                              2,500,000    2,487,615
Morgan Stanley Capital I, Series 2005-T17,
   Class X1
   0.0459% IO due 12/13/2041 (b)                         78,516,300    1,193,723
Multi Security Asset Trust, Series 2005-RR4A,
   Class F
   5.88% due 11/28/2035 (b)                                 580,000      572,758
Nomura Asset Acceptance Corp.,
   Series 2004-R1, Class A2
   7.50% due 03/25/2034                                   5,833,891    6,097,056
Provident Funding Mortgage Loan Trust,
   Series 2005-1, Class B1
   4.3778% due 05/25/2035 (b)                               463,928      452,833
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                    610,000      651,045
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                  1,160,698    1,180,865
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                  1,250,000    1,331,783
Sequoia Mortgage Trust, Series 2005-3,
   Class A1
   3.9963% due 05/20/2035 (b)                             1,223,150    1,220,659
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.582% due 07/15/2027 (b)                                626,605      639,459
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                                   2,000,000    1,941,171
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.0459% IO due 03/15/2042 (b)                         50,924,820      465,606
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class A5
   4.661% due 05/15/2044                                  3,380,000    3,304,512
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class AJ
   4.793% due 05/15/2044                                  1,900,000    1,850,666

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)

Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class E
   5.109% due 05/15/2044 (b)                           $2,525,000   $  2,450,740
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class G
   5.396% due 07/15/2042 (b)                            1,500,000      1,434,829
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-WL5A, Class A2
   3.9681% due 01/15/2018 (b)                           1,045,000      1,044,810
Washington Mutual, Inc.,
   Series 2005-1, Class 6A1
   6.50% due 03/25/2035                                 1,432,333      1,454,058
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR2, Class 3A1
   4.9544% due 03/25/2035 (b)                           1,648,060      1,658,541
                                                       ----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $248,046,228)                                              $242,093,325
                                                                    ------------

ASSET BACKED SECURITIES - 4.06%
Amresco Residential Securities Mortgage Loan
   Trust, Series 1998-1, Class A6
   6.51% due 08/25/2027                                   371,200        370,276
ARG Funding Corp., Series 2005-2A, Class A1
   4.54% due 05/20/2009                                 1,630,000      1,627,376
Argent Securities, Inc., Series 2004-W1,
   Class M3
   5.28% due 03/25/2034 (b)                             1,600,000      1,622,817
Bank One Issuance Trust, Series 2003-C1,
   Class C1
   4.54% due 09/15/2010                                   520,000        516,982
California Infrastructure Development PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                                   370,145        374,474
Capital One Master Trust, Series 2000-3,
   Class C
   7.90% due 10/15/2010                                   640,000        675,151
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class C
   4.5463% due 03/20/2050 (b)                           1,250,000      1,250,000
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class E
   5.8963% due 03/20/2050 (b)                             834,000        834,000
Capital Trust Re CDO Ltd, Series 2005-3A,
   Class A1
   5.094% due 06/25/2035                                3,490,000      3,524,866
Centex Home Equity, Series 2004-A, Class AF4
   4.51% due 08/25/2032                                 3,175,000      3,160,411
Centex Home Equity, Series 2004-D, Class AF4
   4.68% due 06/25/2032                                   780,000        768,307
Centex Home Equity, Series 2005-A, Class M4
   4.63% due 01/25/2035 (b)                               875,000        878,583
Chase Funding Mortgage Loan Asset Backed
   Trust, Series 2003-2, Class 1A3
   2.86% due 12/25/2024                                    73,914         73,682
Citibank Credit Card Issuance Trust,
   Series 2003-C3, Class C3
   4.45% due 04/07/2010                                $  600,000   $    594,875
Contimortgage Home Equity Loan Trust,
   Series 1995-2, Class A5
   8.10% due 08/15/2025                                    57,877         60,286
Continental Airlines Inc., Series 00-2
   7.707% due 04/02/2021                                1,206,112      1,196,404
Continental Airlines Inc., Series 01-1
   7.033% due 06/15/2011                                  611,547        545,805
Continental Airlines Inc., Series 991A
   6.545% due 02/02/2019                                  547,335        536,672
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                            2,240,000      2,216,343
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   4.11% due 09/25/2033 (b)                             1,625,000      1,627,587
CW Capital Cobalt I, Series 2005-1A, Class A1
   4.1163% due 05/25/2045 (b)                             868,164        866,264
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                                1,350,000      1,329,117
Equity One ABS, Inc., Series 2003-4, Class AF3
   3.531% due 11/25/2033                                  578,979        576,938
Equity One ABS, Inc., Series 2004-1, Class M2
   5.115% due 04/25/2034                                  750,000        734,704
Equity One ABS, Inc., Series 2004-1, Class M3
   5.26% due 04/25/2034                                   750,000        732,758
Equity One ABS, Inc., Series 2004-2, Class AV2
   4.08% due 07/25/2034 (b)                               476,110        476,705
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   4.31% due 05/25/2034 (b)                             1,000,000      1,008,321
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   4.07% due 11/25/2035 (b)                             3,641,874      3,641,788
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   4.19% due 11/25/2034 (b)                               750,000        751,427
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   4.53% due 02/25/2034 (b)                             1,200,000      1,203,571
MBNA Master Credit Card Trust, Series 1999-B,
   Class C
   6.65% due 08/15/2011                                   600,000        631,442
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   4.12% due 11/25/2034 (b)                             1,500,000      1,502,592
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                               990,000        988,807

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)

Onyx Acceptance Auto Trust,
   Series 2002-C, Class A4
   4.07% due 04/15/2009                            $    439,529   $      439,272
Option One Mortgage Loan Trust,
   Series 2004-1, Class M1
   4.43% due 01/25/2034 (b)                             800,000          803,056
Peco Energy Transition Trust,
   Series 1999-A, Class A7
   6.13% due 03/01/2009                               1,440,000        1,488,337
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A3
   4.14% due 09/25/2012                               1,120,000        1,103,930
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                          3,300,000        3,314,388
Renaissance Home Equity Loan Trust,
   Series 2004-4, Class AF2
   3.856% due 02/25/2035                              1,795,000        1,771,212
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF3
   4.499% due 08/25/2035                              1,880,000        1,857,885
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4
   4.934% due 08/25/2035                              1,785,000        1,757,073
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                               1,862,925        1,866,837
Residential Asset Mortgage Products, Inc.,
   Series 2003-RS10, Class AI5
   4.91% due 01/25/2031                               1,260,000        1,255,825
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                          1,125,000        1,118,982
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                            650,000          638,692
Residential Asset Securities Corp.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                                 196,162          197,818
Specialty Underwriting & Residential Finance,
   Series 2003-BC4, Class A3B
   4.788% due 11/25/2034                              1,408,858        1,401,453
Specialty Underwriting & Residential Finance,
   Series 2004-BC4, Class A2B
   4.14% due 10/25/2035 (b)                           1,750,000        1,755,717
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   4.13% due 09/25/2034 (b)                           2,750,000        2,753,979
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   4.13% due 09/25/2034 (b)                           1,500,000        1,502,014
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                                 916,375          909,851
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                            $  1,100,000   $    1,092,343
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                               1,100,000        1,078,569
USAA Auto Owner Trust, Series 2004-3, Class A3
   3.16% due 02/17/2009                               1,450,000        1,428,837
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                 750,000          754,430
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                           2,500,000        2,477,809
                                                   ------------   --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $70,057,382)                                             $   69,667,640
                                                                  --------------

SHORT TERM INVESTMENTS - 1.33%
Morgan Stanley Warehouse Facilities
   zero coupon due 09/23/2006                      $  7,200,000   $    7,200,000

SSGA Funds
   3.585% due 12/31/2030 (c)                         15,505,000       15,505,000
                                                   ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,705,000)                                             $   22,705,000
                                                                  --------------

REPURCHASE AGREEMENTS - 8.32%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $142,651,800 on
   10/3/2005, collateralized by
   $146,945,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $143,271,375, including interest)
   and $2,245,000 U.S. Treasury Notes,
   3.125% due 10/15/2008 (valued at
   $2,214,131, including
   interest) (c)***                                $142,631,000   $  142,631,000
                                                   ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $142,631,000)                                            $  142,631,000
                                                                  --------------
TOTAL INVESTMENTS (ACTIVE BOND TRUST)
   (COST $1,818,800,793) - 105.50%                                $1,808,587,370
                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.50)%                      (94,265,222)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,714,322,148
                                                                  ==============

ALL CAP CORE TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 94.12%

AEROSPACE - 3.55%
Boeing Company                                               32,500   $2,208,375
Lockheed Martin Corp.                                        57,500    3,509,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Raytheon Company                                            36,000   $ 1,368,720
Rockwell Collins, Inc.                                      33,300     1,609,056
                                                                     -----------
                                                                       8,695,951

AGRICULTURE - 1.56%
Archer-Daniels-Midland Company                             155,100     3,824,766

APPAREL & TEXTILES - 1.30%
NIKE, Inc., Class B                                         38,900     3,177,352

AUTO PARTS - 1.00%
American Axle & Manufacturing Holdings, Inc. (a)            58,100     1,340,948
TRW Automotive Holdings Corp. * (a)                         37,800     1,109,052
                                                                     -----------
                                                                       2,450,000

AUTOMOBILES - 0.19%
Monaco Coach Corp. (a)                                      10,500       154,770
Tenneco Automotive, Inc. * (a)                              17,200       301,172
                                                                     -----------
                                                                         455,942

BANKING - 5.28%
Bank of America Corp.                                      100,500     4,231,050
Flagstar Bancorp, Inc. (a)                                  12,600       202,860
KeyCorp                                                     16,200       522,450
SunTrust Banks, Inc.                                        32,300     2,243,235
US Bancorp                                                  27,100       760,968
Wells Fargo Company                                         85,300     4,996,021
                                                                     -----------
                                                                      12,956,584

BIOTECHNOLOGY - 0.89%
Genentech, Inc. *                                           25,900     2,181,039

BROADCASTING - 0.02%
Liberty Global, Inc., Class A *                                760        20,581
Liberty Global, Inc., Series C * (a)                           760        19,570
                                                                     -----------
                                                                          40,151

BUSINESS SERVICES - 2.88%
Cendant Corp.                                               93,100     1,921,584
Coinstar, Inc. * (a)                                         8,100       149,931
Computer Sciences Corp. *                                   51,600     2,441,196
Global Payments, Inc.                                        1,500       116,580
H & R Block, Inc.                                           20,500       491,590
R.H. Donnelley Corp. * (a)                                  28,800     1,821,888
West Corp. *                                                 3,500       130,865
                                                                     -----------
                                                                       7,073,634

CABLE AND TELEVISION - 1.26%
Cablevision Systems New York Group, Class A *                7,600       233,092
Comcast Corp., Class A *                                    97,600     2,867,488
                                                                     -----------
                                                                       3,100,580

CELLULAR COMMUNICATIONS - 1.12%
American Tower Corp., Class A *                             44,900     1,120,255
Nextel Partners, Inc., Class A *                            64,400     1,616,440
                                                                     -----------
                                                                       2,736,695

CHEMICALS - 1.37%
Air Products & Chemicals, Inc.                              57,900   $ 3,192,606
Terra Industries, Inc. * (a)                                26,000       172,900
                                                                     -----------
                                                                       3,365,506

COMPUTERS & BUSINESS EQUIPMENT - 3.21%
Apple Computer, Inc. *                                      51,400     2,755,554
Dell, Inc. *                                                15,300       523,260
EMC Corp. *                                                 69,300       896,742
Hewlett-Packard Company                                    110,400     3,223,680
International Business Machines Corp.                        1,500       120,330
MTS Systems Corp. (a)                                        9,600       362,592
                                                                     -----------
                                                                       7,882,158

CONSTRUCTION MATERIALS - 0.15%
Martin Marietta Materials, Inc.                              4,800       376,608

COSMETICS & TOILETRIES - 1.45%
Colgate-Palmolive Company                                   30,500     1,610,095
Kimberly-Clark Corp.                                        32,300     1,922,819
Procter & Gamble Company                                       400        23,784
                                                                     -----------
                                                                       3,556,698

CRUDE PETROLEUM & NATURAL GAS - 2.31%
Burlington Resources, Inc.                                  43,300     3,521,156
Chesapeake Energy Corp. (a)                                 44,800     1,713,600
Cimarex Energy Company *                                     9,752       442,058
                                                                     -----------
                                                                       5,676,814

DOMESTIC OIL - 0.81%
Houston Exploration Company * (a)                            2,400       161,400
Vintage Petroleum, Inc.                                     39,900     1,821,834
                                                                     -----------
                                                                       1,983,234

DRUGS & HEALTH CARE - 0.19%
Perrigo Company (a)                                         20,800       297,648
Res-Care, Inc. * (a)                                        10,800       166,212
                                                                     -----------
                                                                         463,860

EDUCATIONAL SERVICES - 0.13%
Education Management Corp. *                                 9,700       312,728

ELECTRICAL EQUIPMENT - 3.92%
General Electric Company                                   285,300     9,606,051

ELECTRICAL UTILITIES - 2.17%
Allegheny Energy, Inc. * (a)                                 9,400       288,768
American Electric Power Company, Inc.                        2,800       111,160
Edison International                                        33,300     1,574,424
PPL Corp.                                                   17,800       575,474
TXU Corp.                                                   24,600     2,776,848
                                                                     -----------
                                                                       5,326,674

ELECTRONICS - 0.13%
California Micro Devices Corp. * (a)                        40,200       310,344

ENERGY - 0.98%
Duke Energy Corp.                                           82,600     2,409,442

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 6.40%
Bear Stearns Companies, Inc.                                2,500    $   274,375
Capital One Financial Corp.                                31,800      2,528,736
Citigroup, Inc.                                            48,900      2,225,928
City Holding Company (a)                                    1,900         67,944
Countrywide Financial Corp.                                73,100      2,410,838
Federal Home Loan Mortgage Corp.                           55,600      3,139,176
IndyMac Bancorp, Inc.                                       9,600        379,968
Lehman Brothers Holdings, Inc.                             29,800      3,471,104
Providian Financial Corp. *                                67,100      1,186,328
                                                                     -----------
                                                                      15,684,397

FOOD & BEVERAGES - 1.30%
Hershey Foods Corp.                                        14,600        822,126
Pilgrims Pride Corp. (a)                                   65,000      2,366,000
                                                                     -----------
                                                                       3,188,126

HEALTHCARE PRODUCTS - 2.94%
Baxter International, Inc.                                 65,500      2,611,485
Johnson & Johnson                                          72,700      4,600,456
                                                                     -----------
                                                                       7,211,941

HEALTHCARE SERVICES - 3.60%
Amedisys, Inc. * (a)                                        9,000        351,000
Cerner Corp. * (a)                                         13,700      1,190,941
HCA, Inc.                                                   7,000        335,440
McKesson Corp.                                             53,600      2,543,320
UnitedHealth Group, Inc.                                   78,600      4,417,320
                                                                     -----------
                                                                       8,838,021

HOTELS & RESTAURANTS - 1.27%
CEC Entertainment, Inc. * (a)                              10,200        323,952
Darden Restaurants, Inc.                                   72,500      2,201,825
Yum! Brands, Inc.                                          12,100        585,761
                                                                     -----------
                                                                       3,111,538

INSURANCE - 5.24%
Allstate Corp.                                             71,100      3,931,119
Genworth Financial, Inc.                                   46,400      1,495,936
Loews Corp. - Carolina Group                               35,100      1,391,013
MetLife, Inc.                                               9,300        463,419
Philadelphia Consolidated Holding Corp. *                  17,500      1,485,750
Radian Group, Inc.                                          7,500        398,250
W.R. Berkley Corp.                                         93,425      3,688,419
                                                                     -----------
                                                                      12,853,906

INTERNATIONAL OIL - 1.95%
ConocoPhillips                                             68,400      4,781,844

INTERNET CONTENT - 0.44%
Yahoo!, Inc. *                                             31,700      1,072,728

INTERNET RETAIL - 0.53%
eBay, Inc. *                                               31,800      1,310,160

INTERNET SERVICE PROVIDER - 0.37%
Google, Inc., Class A *                                     2,900        917,734

INTERNET SOFTWARE - 0.08%
Cisco Systems, Inc. *                                      11,200    $   200,816

LEISURE TIME - 0.20%
Walt Disney Company                                        20,100        485,013

MEDICAL-HOSPITALS - 1.67%
Community Health Systems, Inc. *                           41,500      1,610,615
Lifepoint Hospitals, Inc. *                                36,100      1,578,653
Triad Hospitals, Inc. *                                    19,900        900,873
                                                                     -----------
                                                                       4,090,141

METAL & METAL PRODUCTS - 0.91%
Southern Peru Copper Corp. (a)                             39,800      2,227,208

MINING - 1.13%
Phelps Dodge Corp.                                         21,300      2,767,509

PETROLEUM SERVICES - 4.74%
Exxon Mobil Corp.                                         165,600     10,522,224
Veritas DGC, Inc. * (a)                                    30,200      1,105,924
                                                                     -----------
                                                                      11,628,148

PHARMACEUTICALS - 4.78%
Allergan, Inc.                                             21,900      2,006,478
AmerisourceBergen Corp.                                    34,700      2,682,310
Barr Pharmaceuticals, Inc. *                               51,300      2,817,396
Gilead Sciences, Inc. *                                    53,200      2,594,032
Merck & Company, Inc.                                      31,400        854,394
Pfizer, Inc.                                               30,300        756,591
                                                                     -----------
                                                                      11,711,201

PUBLISHING - 1.46%
John Wiley & Son, Class A                                  19,100        797,234
McGraw-Hill Companies, Inc.                                58,200      2,795,928
                                                                     -----------
                                                                       3,593,162

REAL ESTATE - 1.69%
Apartment Investment & Management
   Company, Class A, REIT                                  13,400        519,652
Camden Property Trust, REIT                                 8,100        451,575
Equity Office Properties Trust, REIT                       21,000        686,910
Equity Residential, REIT                                    8,200        310,370
Kimco Realty Corp., REIT                                   11,000        345,620
Liberty Property Trust, REIT (a)                            3,500        148,890
New Century Financial Corp., REIT (a)                       1,000         36,270
Pan Pacific Retail Properties, Inc., REIT                   5,500        362,450
Simon Property Group, Inc., REIT                            9,400        696,728
Vornado Realty Trust, REIT                                  6,200        537,044
Weingarten Realty Investors, REIT                           1,600         60,560
                                                                     -----------
                                                                       4,156,069

RETAIL GROCERY - 1.12%
The Kroger Company *                                      133,000      2,738,470

RETAIL TRADE - 4.81%
American Eagle Outfitters, Inc.                            67,700      1,592,981
Barnes & Noble, Inc.                                          100          3,770

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Federated Department Stores, Inc.                         19,300   $  1,290,591
Gap, Inc.                                                    400          6,972
Home Depot, Inc.                                          96,100      3,665,254
Michael's Stores, Inc.                                    51,700      1,709,202
Payless ShoeSource, Inc. *                                23,100        401,940
Target Corp.                                              60,100      3,120,993
                                                                   ------------
                                                                     11,791,703

SEMICONDUCTORS - 5.65%
Broadcom Corp., Class A *                                 37,100      1,740,361
Intel Corp.                                              196,900      4,853,585
Lam Research Corp. *                                      46,900      1,429,043
MEMC Electronic Materials, Inc. * (a)                     51,100      1,164,569
National Semiconductor Corp.                              70,400      1,851,520
Texas Instruments, Inc.                                   83,000      2,813,700
                                                                   ------------
                                                                     13,852,778

SOFTWARE - 2.13%
BMC Software, Inc. *                                      91,500      1,930,650
CCC Information Services Group, Inc. * (a)                 8,831        230,754
Compuware Corp. *                                        136,800      1,299,600
Microsoft Corp.                                           68,400      1,759,932
                                                                   ------------
                                                                      5,220,936

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.51%
Corning, Inc. *                                           94,600      1,828,618
Telewest Global, Inc. *                                   81,400      1,868,130
                                                                   ------------
                                                                      3,696,748

TELEPHONE - 0.27%
ALLTEL Corp.                                               6,700        436,237
CenturyTel, Inc.                                           6,800        237,864
                                                                   ------------
                                                                        674,101

TOBACCO - 0.63%
Altria Group, Inc.                                        20,900      1,540,539

TRANSPORTATION - 0.98%
Overseas Shipholding Group, Inc. (a)                      41,400      2,414,862

TRUCKING & FREIGHT - 0.45%
Ryder Systems, Inc.                                       32,200      1,101,884
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $218,098,146)                            $230,824,494
                                                                   ------------

WARRANTS - 0.01%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.01%
Lucent Technologies, Inc.
   (Expiration date 12/10/2007; strike
   price $2.75)                                           27,106         25,751
                                                     -----------   ------------
TOTAL WARRANTS (Cost $0)                                           $     25,751
                                                                   ------------

U.S. TREASURY OBLIGATIONS - 0.40%

U.S. TREASURY BILLS - 0.40%
   zero coupon due 10/20/2005                         $1,000,000   $    998,572
                                                     -----------   ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $998,274)                                                 $    998,572
                                                                   ------------
SHORT TERM INVESTMENTS - 5.59%

State Street Navigator Securities

Lending Prime Portfolio                              $13,711,591   $ 13,711,591
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $13,711,591)                                              $ 13,711,591
                                                                   ------------
REPURCHASE AGREEMENTS - 5.45%
   Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $13,362,948 on
   10/3/2005, collateralized by
   $14,015,000 U.S. Treasury Notes,
   3.375% due 09/15/2009 (valued at
   $13,629,588, including interest)                  $13,361,000   $ 13,361,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,361,000)                                              $ 13,361,000
                                                                   ------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)
   (COST $246,169,011) - 105.57%                                   $258,921,408
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.57)%                     (13,671,094)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $245,250,314
                                                                   ============

ALL CAP GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.25%

ADVERTISING - 0.53%
Omnicom Group, Inc.                                         43,188   $ 3,611,812

AEROSPACE - 1.88%
Boeing Company                                              52,742     3,583,819
Honeywell International, Inc.                              149,957     5,623,387
Textron, Inc.                                               50,000     3,586,000
                                                                     -----------
                                                                      12,793,206

AGRICULTURE - 0.77%
Monsanto Company                                            83,976     5,269,494

APPAREL & TEXTILES - 1.16%
Coach, Inc. *                                              143,550     4,501,728
NIKE, Inc., Class B                                         41,886     3,421,248
                                                                     -----------
                                                                       7,922,976

BANKING - 1.03%
Bank of America Corp.                                      120,775     5,084,627
Kookmin Bank ADR                                            33,000     1,955,250
                                                                     -----------
                                                                       7,039,877

BIOTECHNOLOGY - 2.33%
Amgen, Inc. *                                              115,539     9,204,992

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Genentech, Inc. *                                           37,069   $ 3,121,581
Protein Design Labs, Inc. *                                127,000     3,556,000
                                                                     -----------
                                                                      15,882,573

BROADCASTING - 0.98%
XM Satellite Radio Holdings, Inc., Class A *               186,271     6,688,992

BUSINESS SERVICES - 2.94%
Electronic Arts, Inc. *                                     65,981     3,753,659
Iron Mountain, Inc. *                                      119,966     4,402,752
Paychex, Inc.                                              119,966     4,448,340
Robert Half International, Inc.                            209,941     7,471,800
                                                                     -----------
                                                                      20,076,551

CHEMICALS - 1.79%
Air Products & Chemicals, Inc.                              37,046     2,042,716
Dow Chemical Company                                       127,978     5,332,843
Eastman Chemical Company                                    28,107     1,320,186
Rohm & Haas Company                                         85,800     3,528,954
                                                                     -----------
                                                                      12,224,699

COMPUTERS & BUSINESS EQUIPMENT - 4.34%
Apple Computer, Inc. *                                     299,915    16,078,443
Cognizant Technology Solutions Corp.,
   Class A *                                                59,983     2,794,608
Dell, Inc. *                                               170,140     5,818,788
EMC Corp. *                                                377,303     4,882,301
                                                                     -----------
                                                                      29,574,140

CONSTRUCTION & MINING EQUIPMENT - 0.87%
National Oilwell, Inc. *                                    89,974     5,920,289

CONTAINERS & GLASS - 0.57%
Jarden Corp. *                                              94,240     3,870,437

COSMETICS & TOILETRIES - 1.69%
Procter & Gamble Company                                    71,980     4,279,931
The Gillette Company                                       125,005     7,275,291
                                                                     -----------
                                                                      11,555,222

CRUDE PETROLEUM & NATURAL GAS - 5.89%
Apache Corp.                                                71,980     5,414,336
Burlington Resources, Inc.                                  71,980     5,853,414
ChevronTexaco Corp.                                         58,543     3,789,488
Devon Energy Corp.                                          95,973     6,587,587
Newfield Exploration Company *                              71,980     3,534,218
Occidental Petroleum Corp.                                  40,129     3,428,220
Patterson-UTI Energy, Inc.                                 107,969     3,895,521
Sunoco, Inc.                                                35,990     2,814,418
XTO Energy, Inc.                                           108,049     4,896,781
                                                                     -----------
                                                                      40,213,983

DRUGS & HEALTH CARE - 0.52%
Wyeth                                                       77,114     3,568,065

ELECTRICAL EQUIPMENT - 1.53%
Emerson Electric Company                                    61,243     4,397,247
General Electric Company                                   179,949   $ 6,058,883
                                                                     -----------
                                                                      10,456,130

ELECTRONICS - 2.35%
Agilent Technologies, Inc. *                               119,966     3,928,887
Garmin, Ltd.                                                47,986     3,254,890
Harman International Industries, Inc.                       83,160     8,504,773
Matsushita Electric Industrial Co., Ltd.                    21,300       364,443
                                                                     -----------
                                                                      16,052,993

FINANCIAL SERVICES - 4.79%
Chicago Merchantile Exchange                                 4,900     1,652,770
Fiserv, Inc. *                                             167,952     7,703,958
Franklin Resources, Inc.                                    35,990     3,021,721
Merrill Lynch & Company, Inc.                               95,661     5,868,802
SLM Corp.                                                  119,966     6,434,976
The Goldman Sachs Group, Inc.                               65,981     8,021,970
                                                                     -----------
                                                                      32,704,197

FOOD & BEVERAGES - 0.96%
Kellogg Company                                             53,300     2,458,729
PepsiCo, Inc.                                               71,980     4,081,986
                                                                     -----------
                                                                       6,540,715

HEALTHCARE PRODUCTS - 7.32%
Alcon, Inc.                                                 81,265    10,392,168
Becton, Dickinson & Company                                 64,000     3,355,520
Biomet, Inc.                                                49,553     1,719,985
Johnson & Johnson                                          203,474    12,875,835
Medtronic, Inc.                                            187,651    10,061,847
St. Jude Medical, Inc. *                                   140,528     6,576,710
Varian Medical Systems, Inc. *                             124,873     4,933,732
                                                                     -----------
                                                                      49,915,797

HEALTHCARE SERVICES - 2.67%
PacifiCare Health Systems, Inc. *                           57,500     4,587,350
UnitedHealth Group, Inc.                                   111,112     6,244,494
Wellpoint, Inc. *                                           97,208     7,370,311
                                                                     -----------
                                                                      18,202,155

HOTELS & RESTAURANTS - 0.37%
Brinker International, Inc. *                               66,485     2,497,177

HOUSEHOLD APPLIANCES - 0.43%
Matsushita Electric Industrial Company, Ltd.               174,000     2,953,369

INDUSTRIAL MACHINERY - 3.70%
Caterpillar, Inc.                                          143,959     8,457,591
Ingersoll-Rand Company, Class A                            263,925    10,089,853
Komatsu, Ltd.                                              153,000     2,087,806
Parker-Hannifin Corp.                                       71,980     4,629,034
                                                                     -----------
                                                                      25,264,284

INDUSTRIALS - 0.28%
Mitsui O.S.K. Lines, Ltd.                                  240,000     1,921,356

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

INSURANCE - 3.55%
Aetna, Inc.                                                99,188   $  8,544,054
Allstate Corp.                                             92,000      5,086,680
CIGNA Corp.                                                43,971      5,182,422
Millea Holdings, Inc.                                         220      3,534,137
Mitsui Sumitomo Insurance Company, Ltd.                   164,000      1,902,079
                                                                    ------------
                                                                      24,249,372

INTERNATIONAL OIL - 1.35%
ConocoPhillips                                            131,963      9,225,533

INTERNET CONTENT - 0.92%
Yahoo!, Inc. *                                            185,947      6,292,446

INTERNET RETAIL - 1.38%
eBay, Inc. *                                              227,935      9,390,922

INTERNET SERVICE PROVIDER - 1.11%
Google, Inc., Class A *                                    23,887      7,559,280

INTERNET SOFTWARE - 1.46%
Cisco Systems, Inc. *                                     260,707      4,674,476
McAfee, Inc. *                                            167,952      5,277,052
                                                                    ------------
                                                                       9,951,528

LEISURE TIME - 0.31%
Pixar, Inc. *                                              47,200      2,100,872

MANUFACTURING - 2.53%
Danaher Corp.                                             119,966      6,457,770
Eaton Corp.                                                59,983      3,811,919
Illinois Tool Works, Inc.                                  43,584      3,588,271
Rockwell Automation, Inc.                                  63,672      3,368,249
                                                                    ------------
                                                                      17,226,209

METAL & METAL PRODUCTS - 0.62%
Companhia Vale Do Rio Doce, ADR                            95,973      4,209,376

MINING - 0.91%
Phelps Dodge Corp.                                         47,986      6,234,821

OFFICE FURNISHINGS & SUPPLIES - 0.61%
Office Depot, Inc. *                                      139,616      4,146,595

PETROLEUM SERVICES - 5.31%
Baker Hughes, Inc.                                         88,775      5,298,092
ENSCO International, Inc.                                 127,404      5,935,752
Exxon Mobil Corp.                                         179,949     11,433,959
GlobalSantaFe Corp.                                        89,487      4,082,397
Valero Energy Corp.                                        83,976      9,494,327
                                                                    ------------
                                                                      36,244,527

PHARMACEUTICALS - 5.59%
Caremark Rx, Inc. *                                       248,687     12,416,942
Gilead Sciences, Inc. *                                   147,630      7,198,439
Medicis Pharmaceutical Corp., Class A                     104,049      3,387,835
   Pfizer, Inc.                                           215,975      5,392,896
Serono AG, Series B                                         5,010      3,307,611
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR                                          192,713   $  6,440,468
                                                                    ------------
                                                                      38,144,191

RAILROADS & EQUIPMENT - 0.96%
Burlington Northern Santa Fe Corp.                         65,000      3,887,000
Norfolk Southern Corp.                                     64,900      2,632,344
                                                                    ------------
                                                                       6,519,344

RETAIL GROCERY - 0.96%
Shoppers Drug Mart Corp.                                   86,500      3,062,276
Whole Foods Market, Inc.                                   25,757      3,463,029
                                                                    ------------
                                                                       6,525,305

RETAIL TRADE - 3.20%
Bed Bath & Beyond, Inc. *                                 119,966      4,820,234
Best Buy Company, Inc.                                     89,974      3,916,568
CVS Corp.                                                 115,263      3,343,780
J.C. Penney Company, Inc.                                  71,300      3,381,046
Staples, Inc.                                             299,772      6,391,139
                                                                    ------------
                                                                      21,852,767

SANITARY SERVICES - 0.45%
Ecolab, Inc.                                               95,973      3,064,418

SEMICONDUCTORS - 5.65%
Analog Devices, Inc.                                      208,951      7,760,440
KLA-Tencor Corp.                                           79,983      3,899,971
Linear Technology Corp.                                   173,951      6,538,818
Marvell Technology Group, Ltd. *                          116,000      5,348,760
Maxim Integrated Products, Inc.                            96,811      4,128,989
Microchip Technology, Inc.                                359,904     10,840,309
                                                                    ------------
                                                                      38,517,287

SOFTWARE - 3.00%
Autodesk, Inc. *                                          143,959      6,685,456
Microsoft Corp.                                           302,013      7,770,795
NAVTEQ Corp. *                                            120,937      6,040,803
                                                                    ------------
                                                                      20,497,054

STEEL - 1.85%
Nucor Corp.                                                53,985      3,184,575
Posco-Sponsored ADR                                        65,501      3,704,737
United States Steel Corp.                                 136,137      5,765,402
                                                                    ------------
                                                                      12,654,714

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.08%
Amdocs, Ltd. *                                            125,973      3,493,231
QUALCOMM, Inc.                                            238,457     10,670,951
                                                                    ------------
                                                                      14,164,182

TRAVEL SERVICES - 0.76%
American Express Company                                   89,974      5,168,107
                                                        ---------   ------------
TOTAL COMMON STOCKS (Cost $548,082,000)                             $656,659,339
                                                                    ============

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REPURCHASE AGREEMENTS - 3.57%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.45% to
   be repurchased at $24,349,999 on
   10/3/2005, collateralized by $25,080,000
   Federal Home Loan Mortgage Notes, 3.875%
   due 08/22/2008 (valued at $24,829,902,
   including interest) (c)                            $24,343,000   $ 24,343,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,343,000)                                               $ 24,343,000
                                                                    ------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
   (COST $572,425,000) - 99.82%                                     $681,002,339
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.18%                          1,216,608
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $682,218,947
                                                                    ============

ALL CAP VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COMMON STOCKS - 96.77%

ADVERTISING - 0.41%
The Interpublic Group of Companies, Inc. *                 176,500   $ 2,054,460

AEROSPACE - 1.01%
Honeywell International, Inc.                               72,600     2,722,500
Moog, Inc., Class A *                                       31,800       938,736
Woodward Governor Company                                   17,100     1,454,355
                                                                     -----------
                                                                       5,115,591

AGRICULTURE - 1.15%
Archer-Daniels-Midland Company                             237,400     5,854,284

AIR TRAVEL - 0.08%
Frontier Airlines, Inc. *                                   43,700       427,386

APPAREL & TEXTILES - 0.57%
VF Corp.                                                    49,900     2,892,703

AUTO PARTS - 0.51%
Commercial Vehicle Group, Inc. *                            39,600       829,224
Genuine Parts Company                                       28,100     1,205,490
Modine Manufacturing Company                                15,000       550,200
                                                                     -----------
                                                                       2,584,914

BANKING - 4.27%
Bank of America Corp.                                      122,058     5,138,642
Bank of New York Company, Inc.                             112,700     3,314,507
Cullen Frost Bankers, Inc.                                 159,000     7,845,060
Marshall & Ilsley Corp.                                     57,500     2,501,825
TCF Financial Corp.                                         26,100       698,175
Webster Financial Corp.                                     48,000     2,158,080
                                                                     -----------
                                                                      21,656,289

BIOTECHNOLOGY - 0.43%
MedImmune, Inc. *                                           64,400     2,167,060

BROADCASTING - 0.75%
Viacom, Inc., Class B                                       72,900   $ 2,406,429
Westwood One, Inc.                                          70,500     1,402,245
                                                                     -----------
                                                                       3,808,674

BUILDING MATERIALS & CONSTRUCTION - 0.98%
Hughes Supply, Inc.                                        152,400     4,968,240

BUSINESS SERVICES - 4.28%
Cadence Design Systems, Inc. *                             567,100     9,164,336
Computer Sciences Corp. *                                   54,200     2,564,202
Jacobs Engineering Group, Inc. *                            40,000     2,696,000
R.R. Donnelley & Sons Company                              196,800     7,295,376
                                                                     -----------
                                                                      21,719,914

CABLE AND TELEVISION - 1.27%
Comcast Corp.-Special Class A *                            223,300     6,426,574

CELLULAR COMMUNICATIONS - 1.69%
Motorola, Inc.                                             388,455     8,580,971

CHEMICALS - 3.57%
Cabot Corp.                                                 96,400     3,182,164
E.I. Du Pont De Nemours & Company                          131,100     5,135,187
Eastman Chemical Company                                    40,500     1,902,285
Praxair, Inc.                                              164,400     7,879,692
                                                                     -----------
                                                                      18,099,328

CONSTRUCTION MATERIALS - 2.05%
JLG Industries, Inc.                                        30,000     1,097,700
Simpson Manufacturing, Inc.                                 62,200     2,434,508
Trinity Industries, Inc.                                   169,300     6,854,957
                                                                     -----------
                                                                      10,387,165

CONTAINERS & GLASS - 1.06%
Ball Corp.                                                  81,500     2,994,310
Pactiv Corp. *                                             135,700     2,377,464
                                                                     -----------
                                                                       5,371,774

COSMETICS & TOILETRIES - 0.89%
Procter & Gamble Company                                    44,600     2,651,916
The Gillette Company                                        32,000     1,862,400
                                                                     -----------
                                                                       4,514,316

CRUDE PETROLEUM & NATURAL GAS - 1.41%
ChevronTexaco Corp.                                         21,324     1,380,303
EOG Resources, Inc.                                         11,600       868,840
Helmerich & Payne, Inc.                                     48,000     2,898,720
Patterson-UTI Energy, Inc.                                  55,800     2,013,264
                                                                     -----------
                                                                       7,161,127

DRUGS & HEALTH CARE - 1.87%
Wyeth                                                      204,400     9,457,588

ELECTRICAL EQUIPMENT - 6.09%
AMETEK, Inc.                                                17,100       734,787
Anixter International, Inc. *                               25,200     1,016,316
AVX Corp.                                                  225,700     2,875,418
Emerson Electric Company                                   104,400     7,495,920

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
General Electric Company                                   419,700   $14,131,299
Hubbell, Inc., Class B                                      98,700     4,631,991
                                                                     -----------
                                                                      30,885,731

ELECTRICAL UTILITIES - 1.65%
Ameren Corp.                                                79,900     4,273,851
CMS Energy Corp. *                                         249,800     4,109,210
                                                                     -----------
                                                                       8,383,061

ELECTRONICS - 1.13%
Rogers Corp. *                                              21,300       824,310
Vishay Intertechnology, Inc. *                             408,700     4,883,965
                                                                     -----------
                                                                       5,708,275

FINANCIAL SERVICES - 2.28%
Citigroup, Inc.                                            140,000     6,372,800
JPMorgan Chase & Company                                    49,436     1,677,363
Mellon Financial Corp.                                     110,000     3,516,700
                                                                     -----------
                                                                      11,566,863

FOOD & BEVERAGES - 2.44%
Campbell Soup Company                                       33,600       999,600
PepsiCo, Inc.                                              201,000    11,398,710
                                                                     -----------
                                                                      12,398,310

FURNITURE & FIXTURES - 0.68%
Ethan Allen Interiors, Inc.                                110,400     3,461,040

GAS & PIPELINE UTILITIES - 0.70%
Nicor, Inc.                                                 24,500     1,029,735
NiSource, Inc.                                             103,200     2,502,600
                                                                     -----------
                                                                       3,532,335

GOLD - 0.84%
Barrick Gold Corp.                                         146,700     4,261,635

HEALTHCARE PRODUCTS - 0.96%
Bausch & Lomb, Inc.                                         16,200     1,307,016
Baxter International, Inc.                                  89,100     3,552,417
                                                                     -----------
                                                                       4,859,433

HOTELS & RESTAURANTS - 0.85%
Brinker International, Inc. *                              114,500     4,300,620

INDUSTRIAL MACHINERY - 5.17%
Deere & Company                                             56,300     3,445,560
Grant Prideco, Inc. *                                      170,000     6,910,500
IDEX Corp.                                                  33,950     1,444,572
Parker-Hannifin Corp.                                      136,300     8,765,453
UNOVA, Inc. *                                               25,700       898,986
W.W. Grainger, Inc.                                         75,500     4,750,460
                                                                     -----------
                                                                      26,215,531

INSURANCE - 1.87%
AFLAC, Inc.                                                 27,900     1,263,870
CIGNA Corp.                                                  6,000       707,160
Genworth Financial, Inc.                                   139,300     4,491,032
SAFECO Corp.                                                56,700   $ 3,026,646
                                                                     -----------
                                                                       9,488,708

INTERNET SOFTWARE - 1.30%
McAfee, Inc. *                                             209,900     6,595,058

LEISURE TIME - 0.68%
Walt Disney Company                                        142,000     3,426,460

MANUFACTURING - 2.74%
Carlisle Companies, Inc.                                    82,300     5,231,811
Eaton Corp.                                                102,700     6,526,585
Illinois Tool Works, Inc.                                   14,000     1,152,620
Shaw Group, Inc. *                                          40,000       986,400
                                                                     -----------
                                                                      13,897,416

MEDICAL-HOSPITALS - 0.52%
Health Management Associates, Inc., Class A                111,500     2,616,905

METAL & METAL PRODUCTS - 3.75%
Crown Holdings, Inc. *                                     324,500     5,172,530
Quanex Corp.                                               125,050     8,280,811
Timken Company                                             186,900     5,537,847
                                                                     -----------
                                                                      18,991,188

MINING - 2.94%
Newmont Mining Corp.                                       315,800    14,896,286

OFFICE FURNISHINGS & SUPPLIES - 0.26%
OfficeMax, Inc.                                             41,000     1,298,470

PAPER - 1.23%
Georgia-Pacific Corp.                                      141,700     4,826,302
MeadWestvaco Corp.                                          51,500     1,422,430
                                                                     -----------
                                                                       6,248,732

PETROLEUM SERVICES - 8.64%
Baker Hughes, Inc.                                          37,300     2,226,064
Exxon Mobil Corp.                                          383,400    24,361,236
GlobalSantaFe Corp.                                         43,800     1,998,156
Grey Wolf, Inc. *                                          201,500     1,698,645
Halliburton Company                                         86,800     5,947,536
Key Energy Services, Inc. *                                139,600     2,059,100
Schlumberger, Ltd.                                          65,700     5,543,766
                                                                     -----------
                                                                      43,834,503

PHARMACEUTICALS - 6.84%
GlaxoSmithKline PLC, ADR                                   138,208     7,087,306
Mylan Laboratories, Inc.                                   369,800     7,122,348
Novartis AG, ADR                                           201,500    10,276,500
Pfizer, Inc.                                               158,500     3,957,745
Schering-Plough Corp.                                      297,300     6,258,165
                                                                     -----------
                                                                      34,702,064

RAILROADS & EQUIPMENT - 0.53%
Union Pacific Corp.                                         37,500     2,688,750

REAL ESTATE - 1.14%
Host Marriott Corp., REIT                                  340,700     5,757,830

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY - 1.42%
The Kroger Company *                                     349,800   $  7,202,382

RETAIL TRADE - 3.24%
Barnes & Noble, Inc.                                      36,000      1,357,200
CVS Corp.                                                 93,400      2,709,534
Federated Department Stores, Inc.                        109,667      7,333,432
Foot Locker, Inc.                                        139,900      3,069,406
Wal-Mart Stores, Inc.                                     45,000      1,971,900
                                                                   ------------
                                                                     16,441,472

SEMICONDUCTORS - 0.66%
MEMC Electronic Materials, Inc. *                        147,200      3,354,688

SOFTWARE - 2.02%
Microsoft Corp.                                          397,700     10,232,821

STEEL - 0.72%
Steel Dynamics, Inc.                                     107,300      3,643,908

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.74%
ADC Telecommunications, Inc. *                           117,200      2,679,192
Avaya, Inc. *                                            315,700      3,251,710
Tellabs, Inc. *                                          276,405      2,907,781
                                                                   ------------
                                                                      8,838,683

TELEPHONE - 2.02%
Sprint Corp.                                              80,600      1,916,668
Verizon Communications, Inc.                             255,000      8,335,950
                                                                   ------------
                                                                     10,252,618

TRANSPORTATION - 0.47%
Heartland Express, Inc.                                  117,200      2,383,848

TRAVEL SERVICES - 0.24%
Sabre Holdings Corp.                                      60,200      1,220,856

TRUCKING & FREIGHT - 0.76%
Werner Enterprises, Inc.                                 223,000      3,855,670
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $426,272,360)                            $490,690,508
                                                                   ------------
REPURCHASE AGREEMENTS - 3.98%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $20,166,941 on
   10/3/2005, collateralized by
   $20,730,000 U.S. Treasury Notes,
   3.375% due 02/28/2007 (valued at
   $20,567,726, including interest)                  $20,164,000   $ 20,164,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,164,000)                                              $ 20,164,000
                                                                   ------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
   (COST $446,436,360) - 100.75%                                   $510,854,508
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.75)%                      (3,780,941)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $507,073,567
                                                                   ============

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
INVESTMENT COMPANIES - 100.00%
American Blue Chip Income & Growth Trust -
   Class 2                                             17,696,811   $185,108,638
                                                       ----------   ------------
TOTAL INVESTMENT COMPANIES (Cost $165,094,616)                      $185,108,638
                                                                    ------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME
   AND GROWTH TRUST) (COST $165,094,616) - 100.00%                  $185,108,638
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                             (9,150)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $185,099,488
                                                                    ============

AMERICAN BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
INVESTMENT COMPANIES - 100.00%

AMERICAN FUNDS INSURANCE SERIES - 100.00%
American Funds Bond Trust, Class 2                      4,682,176   $52,299,904
                                                        ---------   -----------
TOTAL INVESTMENT COMPANIES (Cost $52,529,372)                       $52,299,904
                                                                    -----------
TOTAL INVESTMENTS (AMERICAN BOND TRUST)
   (COST $52,529,372) - 100.00%                                     $52,299,904
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                            (1,569)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $52,298,335
                                                                    ===========

AMERICAN GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   ---------------
INVESTMENT COMPANIES - 100.00%
American Growth Trust - Class 2 *                   18,387,322   $1,029,873,915
                                                    ----------   --------------
TOTAL INVESTMENT COMPANIES (Cost $859,252,671)                   $1,029,873,915
                                                                 --------------
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
   (COST $859,252,671) - 100.00%                                 $1,029,873,915
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                            (9,395)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,029,864,520
                                                                 ==============

AMERICAN GROWTH-INCOME TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   ------------
INVESTMENT COMPANIES - 100.00%
American Growth-Income Trust - Class 2                20,874,529   $780,707,382
                                                      ----------   ------------
TOTAL INVESTMENT COMPANIES (Cost $711,296,845)                     $780,707,382
                                                                   ------------
TOTAL INVESTMENTS (AMERICAN GROWTH-INCOME TRUST)
   (COST $711,296,845) - 100.00%                                   $780,707,382
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                            (9,953)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $780,697,429
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AMERICAN INTERNATIONAL TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   ------------
INVESTMENT COMPANIES - 100.00%
American International Trust - Class 2                30,398,614   $538,967,423
                                                      ----------   ------------
TOTAL INVESTMENT COMPANIES (Cost $450,577,485)                     $538,967,423
                                                                   ------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL TRUST)
   (COST $450,577,485) - 100.00%                                   $538,967,423
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                            (4,385)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $538,963,038
                                                                   ============

BLUE CHIP GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.02%

ADVERTISING - 0.28%
Omnicom Group, Inc.                                         88,900   $ 7,434,707

AEROSPACE - 1.87%
General Dynamics Corp.                                     101,600    12,146,280
Honeywell International, Inc.                              519,500    19,481,250
Lockheed Martin Corp.                                      232,200    14,173,488
Rockwell Collins, Inc.                                      71,700     3,464,544
                                                                     -----------
                                                                      49,265,562

AGRICULTURE - 0.58%
Monsanto Company                                           242,200    15,198,050
APPAREL & TEXTILES - 0.09%
Cintas Corp.                                                56,400     2,315,220

BANKING - 2.39%
Bank of New York Company, Inc.                              70,800     2,082,228
Northern Trust Corp.                                       504,200    25,487,310
UBS AG                                                      71,300     6,084,562
US Bancorp                                                 290,900     8,168,472
Wells Fargo Company                                        361,300    21,161,341
                                                                     -----------
                                                                      62,983,913

BIOTECHNOLOGY - 3.13%
Amgen, Inc. *                                              669,000    53,299,230
Biogen Idec, Inc. *                                          2,100        82,908
Genentech, Inc. *                                          348,600    29,355,606
                                                                     -----------
                                                                      82,737,744

BROADCASTING - 1.27%
News Corp.                                               1,028,400    16,032,756
Viacom, Inc., Class B                                      526,384    17,375,936
                                                                     -----------
                                                                      33,408,692

BUSINESS SERVICES - 2.45%
Accenture, Ltd., Class A *                                 430,300    10,955,438
Affiliated Computer Services, Inc., Class A *                5,300       289,380
Automatic Data Processing, Inc.                            519,500    22,359,280
Cendant Corp.                                              146,400     3,021,696
ChoicePoint, Inc. *                                         72,400     3,125,508
First Data Corp.                                           456,200    18,248,000
Paychex, Inc.                                              182,500   $ 6,767,100
                                                                     -----------
                                                                      64,766,402

CABLE AND TELEVISION - 1.93%
Comcast Corp.-Special Class A *                            495,100    14,248,978
Rogers Communications, Inc.                                315,400    12,442,530
Time Warner, Inc.                                        1,337,800    24,227,558
                                                                     -----------
                                                                      50,919,066

CELLULAR COMMUNICATIONS - 0.83%
America Movil SA de C.V., Series L, ADR                    499,800    13,154,736
American Tower Corp., Class A *                            352,500     8,794,875
                                                                     -----------
                                                                      21,949,611

COLLEGES & UNIVERSITIES - 1.03%
Apollo Group, Inc., Class A *                              407,600    27,060,564

COMPUTERS & BUSINESS EQUIPMENT - 2.41%
Dell, Inc. *                                             1,351,000    46,204,200
EMC Corp. *                                              1,266,200    16,384,628
Research In Motion, Ltd. *                                  15,145     1,035,918
                                                                     -----------
                                                                      63,624,746

COSMETICS & TOILETRIES - 1.53%
Procter & Gamble Company                                   204,600    12,165,516
The Gillette Company                                       486,300    28,302,660
                                                                     -----------
                                                                      40,468,176
DOMESTIC OIL - 0.18%
Murphy Oil Corp.                                            97,000     4,837,390

DRUGS & HEALTH CARE - 0.84%
Novartis AG                                                 95,300     4,853,720
Wyeth                                                      371,700    17,198,559
                                                                     -----------
                                                                      22,052,279

ELECTRICAL EQUIPMENT - 3.14%
General Electric Company                                 2,460,500    82,845,035
Symbol Technologies, Inc.                                   13,390       129,615
                                                                     -----------
                                                                      82,974,650

ELECTRONICS - 0.92%
Adobe Systems, Inc.                                        395,700    11,811,645
Harman International Industries, Inc.                       84,100     8,600,907
Samsung Electronics Company                                  7,100     4,004,604
                                                                     -----------
                                                                      24,417,156

FINANCIAL SERVICES - 12.44%
Ameritrade Holding Corp. *                                 879,800    18,898,104
Charles Schwab Corp.                                     1,363,000    19,668,090
Citigroup, Inc.                                          1,491,096    67,874,690
E*TRADE Financial Corp. *                                  297,800     5,241,280
Fiserv, Inc. *                                             241,500    11,077,605
Franklin Resources, Inc.                                   441,800    37,093,528
Legg Mason, Inc.                                           321,150    35,226,943
Mellon Financial Corp.                                     419,400    13,408,218
Merrill Lynch & Company, Inc.                              449,100    27,552,285

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley                                             29,500   $  1,591,230
SLM Corp.                                                 420,500     22,555,620
State Street Corp. (c)                                    885,200     43,303,984
The Goldman Sachs Group, Inc.                             205,600     24,996,848
                                                                    ------------
                                                                     328,488,425

FOOD & BEVERAGES - 1.40%
PepsiCo, Inc.                                             445,970     25,290,959
The Coca-Cola Company                                     267,500     11,553,325
                                                                    ------------
                                                                      36,844,284

HEALTHCARE PRODUCTS - 4.19%
Biomet, Inc.                                              239,600      8,316,516
Johnson & Johnson                                         526,800     33,335,904
Medtronic, Inc.                                           643,300     34,493,746
St. Jude Medical, Inc. *                                  437,900     20,493,720
Stryker Corp.                                             282,900     13,983,747
                                                                    ------------
                                                                     110,623,633

HEALTHCARE SERVICES - 6.15%
Quest Diagnostics, Inc.                                   143,200      7,237,328
UnitedHealth Group, Inc.                                1,699,100     95,489,420
Wellpoint, Inc. *                                         785,300     59,541,446
                                                                    ------------
                                                                     162,268,194

HOTELS & RESTAURANTS - 1.61%
Harrah's Entertainment, Inc.                              148,600      9,687,234
Marriott International, Inc., Class A                     183,300     11,547,900
McDonald's Corp.                                          237,500      7,953,875
Wynn Resorts, Ltd. *                                      294,900     13,314,735
                                                                    ------------
                                                                      42,503,744

HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc.                                       88,300      7,181,439

INDUSTRIAL MACHINERY - 0.44%
Deere & Company                                           191,200     11,701,440

INSURANCE - 3.91%
Aetna, Inc.                                                28,000      2,411,920
AFLAC, Inc.                                               115,100      5,214,030
American International Group, Inc.                        827,027     51,242,593
Hartford Financial Services Group, Inc.                   303,800     23,444,246
Marsh & McLennan Companies, Inc.                          584,800     17,772,072
Willis Group Holdings, Ltd.                                86,900      3,263,095
                                                                    ------------
                                                                     103,347,956

INTERNET CONTENT - 1.14%
Yahoo!, Inc. *                                            889,000     30,083,760

INTERNET RETAIL - 1.44%
Amazon.com, Inc. *                                        338,200     15,320,460
eBay, Inc. *                                              437,100     18,008,520
IAC/InterActiveCorp *                                     187,899      4,763,240
                                                                    ------------
                                                                      38,092,220

INTERNET SERVICE PROVIDER - 1.27%
Google, Inc., Class A *                                   105,800   $ 33,481,468

INTERNET SOFTWARE - 2.07%
Cisco Systems, Inc. *                                   1,664,800     29,849,864
Juniper Networks, Inc. *                                  523,200     12,446,928
Symantec Corp. *                                          539,238     12,219,133
                                                                    ------------
                                                                      54,515,925

LEISURE TIME - 1.63%
Carnival Corp.                                            543,300     27,154,134
International Game Technology, Inc.                       589,600     15,919,200
                                                                    ------------
                                                                      43,073,334

MANUFACTURING - 2.79%
Danaher Corp.                                             998,300     53,738,489
Tyco International, Ltd.                                  714,096     19,887,574
                                                                    ------------
                                                                      73,626,063

MINING - 0.30%
BHP Billiton, Ltd.                                        465,100      7,909,338

NEWSPAPERS - 0.58%
E.W. Scripps Company, Class A                             307,300     15,355,781

PETROLEUM SERVICES - 6.27%
Baker Hughes, Inc.                                        572,400     34,160,832
BJ Services Company                                       258,800      9,314,212
Exxon Mobil Corp.                                         463,200     29,431,728
Schlumberger, Ltd.                                        519,700     43,852,286
Smith International, Inc.                                 818,600     27,267,566
Total SA SADR                                             106,700     14,491,994
Transocean, Inc. *                                        115,900      7,105,829
                                                                    ------------
                                                                     165,624,447

PHARMACEUTICALS - 3.42%
Abbott Laboratories                                        83,500      3,540,400
Caremark Rx, Inc. *                                       333,500     16,651,655
Gilead Sciences, Inc. *                                   579,300     28,246,668
Pfizer, Inc.                                              887,391     22,158,153
Roche Holdings AG                                          37,900      5,286,594
Schering-Plough Corp.                                      81,900      1,723,995
Sepracor, Inc. *                                          175,500     10,352,745
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR                                           69,500      2,322,690
                                                                    ------------
                                                                      90,282,900

PUBLISHING - 0.32%
McGraw-Hill Companies, Inc.                               178,400      8,570,336

RAILROADS & EQUIPMENT - 0.02%
Union Pacific Corp.                                         6,500        466,050

RETAIL GROCERY - 0.34%
Sysco Corp.                                               286,800      8,996,916

RETAIL TRADE - 6.19%
Best Buy Company, Inc.                                    421,350     18,341,365
CVS Corp.                                                 324,600      9,416,646

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Home Depot, Inc.                                        936,400   $   35,714,296
Kohl's Corp. *                                          562,800       28,241,304
Target Corp.                                            701,600       36,434,088
Wal-Mart Stores, Inc.                                   805,000       35,275,100
                                                                  --------------
                                                                     163,422,799

SEMICONDUCTORS - 6.08%
Analog Devices, Inc.                                    623,100       23,141,934
Intel Corp.                                           1,570,700       38,717,755
Linear Technology Corp.                                 201,900        7,589,421
Marvell Technology Group, Ltd. *                        314,100       14,483,151
Maxim Integrated Products, Inc.                         759,800       32,405,470
Texas Instruments, Inc.                                 637,000       21,594,300
Xilinx, Inc.                                            806,900       22,472,165
                                                                  --------------
                                                                     160,404,196

SOFTWARE - 4.25%
Intuit, Inc. *                                          144,900        6,492,969
Microsoft Corp.                                       3,232,900       83,182,517
Oracle Corp. *                                        1,819,100       22,538,649
                                                                  --------------
                                                                     112,214,135

STEEL - 0.24%
Nucor Corp.                                             105,600        6,229,344

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.69%
Corning, Inc. *                                         994,600       19,225,618
Nokia Oyj-Sponsored ADR                                 972,000       16,436,520
QUALCOMM, Inc.                                          486,700       21,779,825
Telus Corp. - Non Voting Shares                         332,900       13,562,346
                                                                  --------------
                                                                      71,004,309

TELEPHONE - 0.82%
Sprint Corp.                                            913,314       21,718,607

TOBACCO - 0.43%
Altria Group, Inc.                                      155,700       11,476,647

TRAVEL SERVICES - 1.31%
American Express Company                                603,700       34,676,528

TRUCKING & FREIGHT - 0.14%
United Parcel Service, Inc., Class B                     54,600        3,774,498
                                                    -----------   --------------
TOTAL COMMON STOCKS (Cost $2,288,901,773)                         $2,614,372,644
                                                                  --------------

SHORT TERM INVESTMENTS - 1.07%
T. Rowe Price Reserve Investment Fund
   3.066% due 09/19/2034 (c)                        $28,296,384   $   28,296,384
                                                    -----------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $28,296,384)                                             $   28,296,384
                                                                  --------------

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $917,134 on
   10/3/2005, collateralized by
   $950,000 U.S. Treasury Notes, 3.375%
   due 10/15/2009 (valued at $939,313,
   including interest) (c)                          $   917,000   $      917,000
                                                    -----------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $917,000)                                                $      917,000
                                                                  --------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
   (COST $2,318,115,157) - 100.13%                                $2,643,586,028
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%                       (3,393,863)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,640,192,165
                                                                  ==============

BOND INDEX TRUST B

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. TREASURY OBLIGATIONS - 23.49%

U.S. TREASURY BONDS - 12.52%
   5.375% due 02/15/2031 (a)                            $  200,000   $   224,062
   5.50% due 08/15/2028 (a)                                270,000       303,370
   6.125% due 11/15/2027 to 08/15/2029 (a)                 970,000     1,175,290
   6.25% due 05/15/2030 (a)                              2,300,000     2,855,864
   6.50% due 11/15/2026                                    300,000       375,141
   6.625% due 02/15/2027 (a)                               295,000       374,489
   6.75% due 08/15/2026 (a)                                775,000       993,302
   7.50% due 11/15/2016 (a)                              2,200,000     2,784,547
   7.875% due 02/15/2021 (a)                               900,000     1,224,211
   8.75% due 08/15/2020 (a)                              1,400,000     2,026,227
   8.875% due 08/15/2017 (a)                               950,000     1,332,003
   9.25% due 02/15/2016 (a)                                800,000     1,119,031
   10.375% due 11/15/2012 (a)                            3,300,000     3,710,180
   11.25% due 02/15/2015 (a)                               260,000       396,429
   11.75% due 11/15/2014                                   465,000       595,854
   12.00% due 08/15/2013 (a)                             1,000,000     1,209,570
   12.75% due 11/15/2010 (a)                             1,000,000     1,010,234
   13.25% due 05/15/2014 (a)                             1,200,000     1,561,781
                                                                     -----------
                                                                      23,271,585

U.S. TREASURY NOTES - 10.97%
   2.875% due 11/30/2006 (a)                             2,300,000     2,267,027
   3.125% due 04/15/2009 (a)                               600,000       578,977
   3.25% due 08/15/2007 (a)                                525,000       516,469
   3.375% due 09/15/2009 (a)                             1,400,000     1,358,109
   3.875% due 05/15/2009                                   400,000       395,625
   3.875% due 05/15/2010 (a)                             1,550,000     1,527,537
   4.25% due 08/15/2015 (a)                                605,000       601,219
   4.625% due 05/15/2006 (a)                               100,000       100,348

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   4.75% due 11/15/2008 to 05/15/2014 (a)              $ 1,430,000   $ 1,456,220
   5.00% due 02/15/2011 to 08/15/2011 (a)                2,485,000     2,579,676
   5.50% due 02/15/2008 (a)                                500,000       515,156
   6.00% due 08/15/2009                                  1,250,000     1,329,346
   6.50% due 10/15/2006 (a)                              5,550,000     5,680,297
   7.00% due 07/15/2006                                  1,450,000     1,481,719
                                                                     -----------
                                                                      20,387,725
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $44,111,312)                                                $43,659,310
                                                                     ===========

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.46%

FEDERAL HOME LOAN BANK - 1.50%
   3.875% due 01/15/2010 to 06/14/2013                   2,650,000     2,546,924
   5.80% due 09/02/2008                                    225,000       232,727
                                                                     -----------
                                                                       2,779,651

FEDERAL HOME LOAN MORTGAGE CORP. - 16.57%
   2.75% due 08/15/2006                                  1,300,000     1,282,570
   4.00% due 05/01/2009 to 09/01/2018                      906,283       874,164
   4.25% due 07/15/2009                                    650,000       644,426
   4.50% due 06/01/2018 to 10/01/2033                    3,467,642     3,383,976
   5.00% due 11/01/2007 to 04/01/2035                    6,595,881     6,504,334
   5.50% due 06/01/2016 to 04/01/2035                    6,118,433     6,137,167
   5.75% due 04/15/2008 to 01/15/2012                    3,100,000     3,217,329
   6.00% due 01/01/2009 to 10/01/2034                    3,514,555     3,636,058
   6.25% due 07/15/2032                                     50,000        59,715
   6.50% due 11/01/2015 to 08/01/2032                    1,369,571     1,412,285
   6.50% due 08/01/2032 (b)                                 99,991       102,994
   6.625% due 09/15/2009 (a)                               320,000       344,258
   7.00% due 02/01/2016 to 04/01/2032                      384,942       402,382
   7.10% due 04/10/2007                                  2,500,000     2,599,682
   7.50% due 02/01/2016 to 03/01/2032                      120,409       127,630
   8.00% due 02/01/2030 to 09/01/2030                       27,240        29,064
   8.50% due 10/01/2031                                     43,712        47,476
                                                                     -----------
                                                                      30,805,510

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.49%
   4.00% due 11/01/2010 to 04/01/2019                    1,200,830     1,162,475
   4.50% due 04/01/2018 to 06/01/2034                    3,346,780     3,262,790
   5.00% due 01/15/2007 to 11/01/2034                    9,330,946     9,218,452
   5.50% due 01/01/2009 to 05/01/2035                    9,607,726     9,627,326
   6.00% due 05/01/2014 to 10/01/2034                    4,071,646     4,148,566
   6.125% due 03/15/2012                                 1,000,000     1,085,626
   6.25% due 05/15/2029 (a)                                415,000       488,084
   6.375% due 06/15/2009                                   800,000       849,580
   6.50% due 02/01/2015 to 01/01/2034                    1,955,389     2,017,504
   6.625% due 09/15/2009 to 11/15/2030                 $   880,000   $   966,443
   7.00% due 12/01/2012 to 10/01/2032                    1,048,394     1,096,595
   7.125% due 01/15/2030                                   209,000       271,485
   7.125% due 06/15/2010 (a)                             1,300,000     1,440,268
   7.25% due 05/15/2030                                    150,000       197,893
   7.50% due 10/01/2015 to 08/01/2031                      259,810       274,985
   8.00% due 08/01/2030 to 09/01/2031                       95,752       102,373
   8.50% due 09/01/2030                                     17,357        18,870
                                                                     -----------
                                                                      36,229,315

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.62%
   4.50% due 05/15/2019 to 08/15/2033                      236,829       230,049
   5.00% due 05/15/2018 to 06/15/2034                    1,236,122     1,227,017
   5.50% due 11/15/2032 to 11/15/2034                    2,282,457     2,305,591
   6.00% due 04/15/2017 to 07/15/2034                    1,420,250     1,456,178
   6.50% due 01/15/2016 to 01/15/2033                      820,849       854,503
   7.00% due 08/15/2029 to 05/15/2032                      423,684       445,742
   7.50% due 08/15/2029 to 06/15/2032                      152,948       162,440
   8.00% due 02/15/2031 to 07/15/2031                       39,371        42,151
   8.50% due 09/15/2030                                      7,014         7,619
   9.00% due 01/15/2031                                      4,134         4,564
                                                                     -----------
                                                                       6,735,854

TENNESSE VALLEY AUTHORITY - 0.17%
   6.75% due 11/01/2025                                    260,000       321,039

THE FINANCING CORP. - 0.11%
   8.60% due 09/26/2019                                    150,000       206,076
                                                       -----------   -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $77,137,754)                                                $77,077,445
                                                                     ===========
FOREIGN GOVERNMENT OBLIGATIONS - 2.21%

CANADA - 0.47%
Government of Canada
   5.25% due 11/05/2008                                    125,000       128,667
Province of Manitoba Canada, Series BU
   9.625% due 12/01/2018                                   300,000       434,457
Province of Quebec Canada, Series NN
   7.125% due 02/09/2024                                   150,000       186,332
   7.50% due 07/15/2023                                    100,000       128,251
                                                                     -----------
                                                                         877,707

GREECE - 0.23%
Republic of Greece
   6.95% due 03/04/2008 (a)                                405,000       426,972

ITALY - 0.30%
Republic of Italy
   6.875% due 09/27/2023                                   460,000       553,580

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
FOREIGN GOVERNMENT OBLIGATIONS
   (CONTINUED)

MALAYSIA - 0.03%
Government of Malaysia
   8.75% due 06/01/2009                                  $   50,000   $   56,663

MEXICO - 0.75%
Government of Mexico
   8.30% due 08/15/2031                                     200,000      250,000
   9.875% due 02/01/2010 (a)                                970,000    1,153,815
                                                                      ----------
                                                                       1,403,815

NEW ZEALAND - 0.07%
Government of New Zealand
   8.75% due 12/15/2006                                     120,000      126,252

SOUTH KOREA - 0.36%
Republic of Korea
   8.875% due 04/15/2008                                    600,000      664,088
                                                         ----------   ----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $3,859,209)                                                  $4,109,077
                                                                      ==========

CORPORATE BONDS - 23.92%

AEROSPACE - 0.37%
Boeing Company
   8.75% due 09/15/2031 (a)                                  90,000      129,999
Northrop Grumman Corp.
   7.75% due 03/01/2016                                      75,000       91,200
Raytheon Company
   6.75% due 08/15/2007                                     200,000      206,666
United Technologies Corp.
   6.10% due 05/15/2012                                     180,000      192,391
   8.875% due 11/15/2019                                     50,000       68,299
                                                                      ----------
                                                                         688,555

ALUMINUM - 0.11%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                    200,000      206,686

AUTOMOBILES - 0.54%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                                     650,000      693,445
Ford Motor Company
   6.625% due 02/15/2028                                    350,000      252,000
Toyota Motor Credit Corp.
   5.50% due 12/15/2008                                      60,000       61,747
                                                                      ----------
                                                                       1,007,192

BANKING - 3.89%
Bank of America Corp.
   6.50% due 03/15/2006                                     150,000      151,461
   7.75% due 08/15/2015 (a)                                 400,000      480,330
   7.80% due 02/15/2010                                     350,000      390,634
Bank One Corp.
   6.875% due 08/01/2006                                  1,000,000    1,018,379
   7.875% due 08/01/2010                                    300,000      338,864
KfW International Finance, Inc.
   3.25% due 03/30/2009                                  $  500,000   $  481,445
KfW International Finance, Inc., Series DTC
   5.25% due 06/28/2006                                     300,000      301,672
Royal Bank of Scotland Group PLC
   5.00% due 11/12/2013                                     300,000      302,853
   6.40% due 04/01/2009                                     150,000      158,017
SMBC International Finance NV
   8.50% due 06/15/2009                                     100,000      111,896
US Bank NA, Series BKNT
   6.375% due 08/01/2011                                    325,000      350,158
Wachovia Corp.
   4.95% due 11/01/2006                                   1,350,000    1,355,987
   5.625% due 12/15/2008                                     75,000       77,335
Wells Fargo Bank NA
   6.45% due 02/01/2011                                     550,000      591,903
Wells Fargo Company
   6.875% due 04/01/2006 (a)                              1,100,000    1,112,637
                                                                      ----------
                                                                       7,223,571

BROADCASTING - 0.49%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                     400,000      434,182
News America Holdings
   7.70% due 10/30/2025                                     100,000      116,937
   8.00% due 10/17/2016 (a)                                 250,000      299,231
Viacom, Inc.
   7.875% due 07/30/2030                                     50,000       58,477
                                                                      ----------
                                                                         908,827

BUSINESS SERVICES - 0.22%
First Data Corp.
   5.625% due 11/01/2011 (a)                                400,000      416,051

CABLE AND TELEVISION - 0.36%
Comcast Cable Communications
   8.875% due 05/01/2017                                     75,000       95,279
Tele-Communications-TCI Group
   7.125% due 02/15/2028                                     70,000       77,860
Time Warner, Inc.
   7.25% due 10/15/2017                                     350,000      397,804
   7.625% due 04/15/2031                                     75,000       87,865
                                                                      ----------
                                                                         658,808

CELLULAR COMMUNICATIONS - 0.48%
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                    300,000      341,549
Vodafone Group PLC
   7.75% due 02/15/2010                                     500,000      557,709
                                                                      ----------
                                                                         899,258

CHEMICALS - 0.13%
Eastman Chemical Company
   7.60% due 02/01/2027                                      50,000       58,608

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
EI Du Pont de Nemours & Company
   6.50% due 01/15/2028                                  $  150,000   $  174,877
                                                                      ----------
                                                                         233,485

COMPUTERS & BUSINESS EQUIPMENT - 0.38%
International Business Machines Corp.
   4.25% due 09/15/2009 (a)                                 600,000      593,323
   7.00% due 10/30/2025                                     100,000      118,905
                                                                      ----------
                                                                         712,228

COSMETICS & TOILETRIES - 0.06%
Procter & Gamble Company
   6.45% due 01/15/2026                                     100,000      113,682

DOMESTIC OIL - 0.74%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                                     200,000      217,302
ChevronTexaco Capital Company
   3.50% due 09/17/2007                                     600,000      589,382
ConocoPhillips
   6.65% due 07/15/2018 (a)                                  50,000       57,105
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                    400,000      439,687
Union Oil Company of California
   7.50% due 02/15/2029                                      60,000       76,904
                                                                      ----------
                                                                       1,380,380

DRUGS & HEALTH CARE - 0.19%
Abbott Laboratories
   5.625% due 07/01/2006                                    250,000      252,383
Eli Lilly & Company
   7.125% due 06/01/2025                                     80,000       97,688
                                                                      ----------
                                                                         350,071

ELECTRICAL UTILITIES - 1.56%
Alabama Power Company
   5.70% due 02/15/2033                                      80,000       82,370
Alabama Power Company, Series Q
   5.50% due 10/15/2017                                     100,000      103,307
Cincinnati Gas & Electric Company
   5.70% due 09/15/2012                                     300,000      311,151
Constellation Energy Group, Inc.
   7.00% due 04/01/2012                                     240,000      263,839
Dominion Resources, Inc.
   8.125% due 06/15/2010                                    200,000      225,450
Duke Energy Corp.
   5.625% due 11/30/2012                                    400,000      412,957
FirstEnergy Corp.
   7.375% due 11/15/2031                                    246,000      288,526
Hydro Quebec, Series HY
   8.40% due 01/15/2022                                     100,000      136,336
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                    400,000      428,665
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                                     100,000      103,370
Progress Energy, Inc.
   7.10% due 03/01/2011                                  $  500,000   $  543,549
                                                                      ----------
                                                                       2,899,520

ENERGY - 0.59%
MidAmerican Energy Holdings Company
   8.48% due 09/15/2028                                      60,000       77,340
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                     200,000      216,367
Norsk Hydro ASA
   7.25% due 09/23/2027                                      75,000       92,621
Occidental Petroleum Corp.
   6.75% due 01/15/2012                                     265,000      294,055
Sempra Energy
   6.00% due 02/01/2013                                     400,000      417,317
                                                                      ----------
                                                                       1,097,700

FINANCIAL SERVICES - 6.27%
American Express Company
   4.875% due 07/15/2013                                    150,000      150,316
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                     240,000      250,709
Citicorp Capital II
   8.015% due 02/15/2027                                    100,000      107,822
Citigroup, Inc.
   5.00% due 09/15/2014                                     472,000      469,452
   5.875% due 02/22/2033                                    190,000      195,101
   6.625% due 01/15/2028                                    100,000      113,713
Countrywide Home Loans, Inc., Series MTNH
   6.25% due 04/15/2009                                     250,000      260,384
Countrywide Home Loans, Inc., Series MTNK
   5.50% due 02/01/2007                                     200,000      202,175
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/2006                                    500,000      505,852
   6.50% due 01/15/2012                                     400,000      433,134
FleetBoston Financial Corp.
   6.70% due 07/15/2028                                      75,000       85,265
   7.375% due 12/01/2009 (a)                                100,000      109,843
Ford Motor Credit Company
   7.375% due 02/01/2011                                    250,000      239,126
General Electric Capital Corp.
   6.125% due 02/22/2011                                  1,150,000    1,219,667
General Electric Capital Corp., Series MTNA
   6.00% due 06/15/2012                                     950,000    1,011,205
HSBC Finance Corp.
   5.875% due 02/01/2009                                    280,000      288,957
8.00% due 07/15/2010                                        350,000      394,933
HSBC Holdings PLC
   7.50% due 07/15/2009                                     150,000      164,170
JPMorgan Chase & Company
   5.25% due 05/30/2007                                   1,000,000    1,011,756
   7.125% due 02/01/2007                                    225,000      232,136

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.
   6.25% due 05/15/2006                                 $  500,000   $   505,357
MBNA Corp.
   5.00% due 06/15/2015 (a)                                250,000       247,147
Merrill Lynch & Company, Inc.
   5.45% due 07/15/2014                                    170,000       174,638
   6.875% due 11/15/2018                                   120,000       138,321
Morgan Stanley
   6.10% due 04/15/2006                                  1,065,000     1,074,387
   6.75% due 04/15/2011                                    250,000       271,960
National Rural Utilities Cooperative
Finance Corp.
   5.75% due 08/28/2009                                    700,000       725,535
The Goldman Sachs Capital I
   6.345% due 02/15/2034                                   160,000       166,709
The Goldman Sachs Group, Inc.
   7.35% due 10/01/2009                                    500,000       545,592
Washington Mutual Capital I
   8.375% due 06/01/2027                                    60,000        64,497
Washington Mutual Financial Corp.
   6.25% due 05/15/2006                                    300,000       303,387
                                                                     -----------
                                                                      11,663,246

FOOD & BEVERAGES - 0.95%
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                                    470,000       546,787
Coca-Cola Enterprises, Inc.
   8.50% due 02/01/2022                                    100,000       131,647
ConAgra Foods, Inc.
   7.875% due 09/15/2010                                   250,000       279,740
   9.75% due 03/01/2021                                     75,000       102,919
General Mills, Inc.
   6.00% due 02/15/2012                                    250,000       264,786
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                    100,000       121,109
Sara Lee Corp.
   6.25% due 09/15/2011                                    100,000       104,603
Unilever Capital
   7.125% due 11/01/2010                                   200,000       221,235
                                                                     -----------
                                                                       1,772,826

FOREST PRODUCTS - 0.19%
Weyerhaeuser Company
   6.125% due 03/15/2007                                   198,000       201,778
   7.125% due 07/15/2023                                   130,000       143,422
                                                                     -----------
                                                                         345,200

INDUSTRIAL MACHINERY - 0.03%
Caterpillar, Inc.
   5.30% due 09/15/2035                                     62,000        60,900

INDUSTRIALS - 0.20%
Tyco International Group SA
   6.00% due 11/15/2013                                    350,000       369,737

INSURANCE - 0.50%
Allstate Corp.
   7.20% due 12/01/2009                                 $  170,000   $   184,985
AXA SA
   8.60% due 12/15/2030                                    120,000       157,979
Hartford Life, Inc.
   7.65% due 06/15/2027                                     50,000        61,749
Lion Connecticut Holdings, Inc.
   7.625% due 08/15/2026                                   100,000       123,024
Marsh & McLennan Companies, Inc.
   4.85% due 02/15/2013 (a)                                240,000       226,082
Torchmark Corp.
   8.25% due 08/15/2009                                    100,000       111,170
Travelers Property Casualty Corp.
   7.75% due 04/15/2026                                     50,000        60,012
                                                                     -----------
                                                                         925,001

INTERNATIONAL OIL - 0.16%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                   260,000       288,600

LEISURE TIME - 0.14%
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                   200,000       250,374

MANUFACTURING - 0.05%
Honeywell International, Inc.
   7.50% due 03/01/2010                                     75,000        83,454

METAL & METAL PRODUCTS - 0.12%
Alcoa, Inc.
   7.375% due 08/01/2010                                   200,000       222,462

PAPER - 0.22%
International Paper Company
   6.75% due 09/01/2011                                    250,000       267,941
MeadWestvaco Corp.
   6.85% due 04/01/2012 (a)                                100,000       109,044
Westvaco Corp.
   7.10% due 11/15/2009                                     35,000        38,236
                                                                     -----------
                                                                         415,221

PETROLEUM SERVICES - 0.08%
Tosco Corp.
   8.125% due 02/15/2030                                   110,000       149,410

PHARMACEUTICALS - 0.42%
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                                    300,000       314,680
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                                250,000       257,781
Wyeth
   5.50% due 03/15/2013                                    200,000       205,112
                                                                     -----------
                                                                         777,573

RAILROADS & EQUIPMENT - 0.77%
Canadian National Railway Company
   6.375% due 10/15/2011                                   300,000       323,838

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ---------   -----------

CORPORATE BONDS (CONTINUED)

RAILROADS & EQUIPMENT (CONTINUED)
CSX Corp.
   7.45% due 05/01/2007                                   $125,000   $   130,087
Norfolk Southern Corp.
   7.35% due 05/15/2007                                    855,000       889,566
Union Pacific Corp.
   6.625% due 02/01/2029                                    85,000        95,543
                                                                     -----------
                                                                       1,439,034

REAL ESTATE - 0.62%
EOP Operating, LP
   6.80% due 01/15/2009                                    150,000       158,268
   7.00% due 07/15/2011                                    250,000       272,795
Simon Property Group, LP
   6.375% due 11/15/2007                                   700,000       720,814
                                                                     -----------
                                                                       1,151,877

RETAIL - 0.19%
CVS Corp.
   4.875% due 09/15/2014 (a)                               100,000        97,905
Wal-Mart Stores, Inc.
   6.75% due 10/15/2023                                    100,000       116,825
   7.55% due 02/15/2030                                    110,000       139,853
                                                                     -----------
                                                                         354,583

RETAIL GROCERY - 0.20%
Albertson's, Inc.
   7.50% due 02/15/2011                                    345,000       338,791
Albertson's, Inc., Series MTNC
   6.625% due 06/01/2028                                    50,000        39,923
                                                                     -----------
                                                                         378,714

RETAIL TRADE - 0.89%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                                   200,000       215,134
John Deere Capital Corp.
   5.10% due 01/15/2013                                    170,000       172,028
   6.00% due 02/15/2009                                     60,000        62,108
Kellogg Company, Series B
   7.45% due 04/01/2031                                    100,000       125,913
Kraft Foods, Inc.
   4.625% due 11/01/2006                                   300,000       300,104
   5.25% due 10/01/2013                                    325,000       328,589
Safeway, Inc.
   5.80% due 08/15/2012 (a)                                150,000       150,809
Target Corp.
   6.75% due 01/01/2028                                     25,000        29,572
   7.50% due 08/15/2010                                    100,000       112,018
The Kroger Company
   8.05% due 02/01/2010                                    150,000       165,306
                                                                     -----------
                                                                       1,661,581

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.78%
Deutsche Telekom International Finance BV
   zero coupon, Step up to 8.25% on
   12/15/2005 due 06/15/2030                              $546,000   $   704,896
France Telecom SA
   8.50% due 03/01/2031 (b)                                100,000       134,016
Verizon Global Funding Corp.
   4.375% due 06/01/2013                                   370,000       353,649
   7.25% due 12/01/2010                                    230,000       254,187
                                                                     -----------
                                                                       1,446,748

TELEPHONE - 0.97%
Ameritech Capital Funding
   6.875% due 10/15/2027                                    60,000        63,929
BellSouth Corp.
   6.875% due 10/15/2031                                   200,000       222,929
British Telecommunications PLC
   8.375% due 12/15/2010                                   200,000       231,571
   8.875% due 12/15/2030                                   130,000       176,336
France Telecom SA
   7.20% due 03/01/2006                                    350,000       354,060
GTE Corp.
   6.94% due 04/15/2028                                    100,000       109,316
Sprint Capital Corp.
   6.875% due 11/15/2028                                   150,000       165,701
   7.625% due 01/30/2011                                   300,000       335,702
Telefonica Europe BV
   8.25% due 09/15/2030                                    100,000       133,408
                                                                     -----------
                                                                       1,792,952

UTILITY SERVICE - 0.06%
United Utilities PLC
   6.875% due 08/15/2028                                   100,000       111,885
                                                          --------   -----------
TOTAL CORPORATE BONDS (Cost $43,173,879)                             $44,457,392
                                                                     -----------
COLLATERALIZED MORTGAGE

OBLIGATIONS - 3.32%
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A4
   4.715% due 02/11/2041                                   500,000       489,455
Chase Commercial Mortgage Securities Corp.,
   Series 1997-2, Class A2
   6.60% due 12/19/2029                                    334,056       344,024
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class A2
   7.631% due 07/15/2032                                   300,000       334,894
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A4
   6.29% due 08/11/2033                                    550,000       585,337
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class A4
   4.978% due 05/10/2043 (b)                               460,000       458,381

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COLLATERALIZED MORTGAGE

OBLIGATIONS (CONTINUED)
GMAC Commercial Mortgage Securities, Inc.,
   Series 1998-C1, Class A2
   6.70% due 05/15/2030                               $   785,555   $    816,442
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CB8, Class A4
   4.404% due 01/12/2039                                  400,000        382,977
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A2
   7.325% due 10/15/2032                                  400,000        433,037
LB-UBS Commercial Mortgage Trust,
   Series 2000-C5, Class A1
   6.41% due 12/15/2019                                   510,319        524,787
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                                  450,000        437,375
Salomon Brothers Mortgage Securities VII,
   Series 2000-C1, Class A2
   7.52% due 12/18/2009                                   300,000        327,640
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                  500,000        533,643
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C11, Class A5
   5.215% due 01/15/2041                                  500,000        506,318
                                                      -----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $6,118,064)                                                $  6,174,310
                                                                    ------------

ASSET BACKED SECURITIES - 1.00%
Detroit Edison Securitization Funding, LLC,
   Series 2001-1, Class A6
   6.62% due 03/01/2016                                   250,000        281,055
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                                   150,000        161,250
MBNA Credit Card Master Note Trust,
   Series 2002-A1, Class A1
   4.95% due 06/15/2009                                 1,000,000      1,007,148
MBNA Master Credit Card Trust USA,
   Series 2000-L, Class A
   6.50% due 04/15/2010                                   400,000        417,006
                                                      -----------   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $1,885,240)                                                $  1,866,459
                                                                    ------------

SUPRANATIONAL OBLIGATIONS - 1.13%

SUPRANATIONAL - 1.13%
African Development Bank
   6.875% due 10/15/2015                                   35,000         40,281
Asian Development Bank
   5.593% due 07/16/2018                                  250,000        266,340
European Investment Bank
   4.625% due 03/01/2007                                  800,000        803,361
Inter-American Development Bank
   8.50% due 03/15/2011                                   200,000        234,843
International Bank for Reconstruction &
   Development
   5.00% due 03/28/2006                               $   750,000   $    753,075
                                                                    ------------
                                                                       2,097,900
                                                                    ------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $2,107,171)                                                $  2,097,900
                                                                    ------------

SHORT TERM INVESTMENTS - 23.90%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $44,429,662   $ 44,429,662
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $44,429,662)                                               $ 44,429,662
                                                                    ------------

REPURCHASE AGREEMENTS - 1.83%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $3,407,497 on
   10/3/2005, collateralized by
   $2,635,000 U.S. Treasury Bonds,
   7.25% due 08/15/2022 (valued at
   $3,481,494, including interest) (c)                $ 3,407,000   $  3,407,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,407,000)                                                $  3,407,000
                                                                    ------------
TOTAL INVESTMENTS (BOND INDEX TRUST B)
   (COST $226,229,291) - 122.26%                                    $227,278,555
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.26)%                     (41,385,501)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $185,893,054
                                                                    ============

CAPITAL APPRECIATION TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.02%

APPAREL & TEXTILES - 2.82%
Coach, Inc. *                                              173,300   $ 5,434,688
NIKE, Inc., Class B                                         75,800     6,191,344
                                                                     -----------
                                                                      11,626,032
BIOTECHNOLOGY - 5.27%
Amgen, Inc. *                                              110,500     8,803,535
Genentech, Inc. *                                          153,700    12,943,077
                                                                     -----------
                                                                      21,746,612

BUSINESS SERVICES - 1.85%
Electronic Arts, Inc. *                                    134,300     7,640,327

COMPUTERS & BUSINESS EQUIPMENT - 4.26%
Apple Computer, Inc. *                                     145,500     7,800,255
Dell, Inc. *                                               163,100     5,578,020
EMC Corp. *                                                325,000     4,205,500
                                                                     -----------
                                                                      17,583,775

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 3.23%
Estee Lauder Companies, Inc., Class A                      80,700   $  2,810,781
Procter & Gamble Company                                  104,700      6,225,462
The Gillette Company                                       73,900      4,300,980
                                                                    ------------
                                                                      13,337,223

ELECTRICAL EQUIPMENT - 3.20%
General Electric Company                                  392,700     13,222,209

ELECTRONICS - 2.86%
Adobe Systems, Inc.                                       249,800      7,456,530
Agilent Technologies, Inc. *                              132,200      4,329,550
                                                                    ------------
                                                                      11,786,080

FINANCIAL SERVICES - 5.91%
Charles Schwab Corp.                                      555,100      8,010,093
JPMorgan Chase & Company                                  137,400      4,661,982
Merrill Lynch & Company, Inc.                             111,000      6,809,850
The Goldman Sachs Group, Inc.                              40,500      4,923,990
                                                                    ------------
                                                                      24,405,915

FOOD & BEVERAGES - 2.99%
Cadbury Schweppes PLC-Sponsored ADR                       128,000      5,213,440
PepsiCo, Inc.                                              95,700      5,427,147
Starbucks Corp. *                                          33,900      1,698,390
                                                                    ------------
                                                                      12,338,977

HEALTHCARE PRODUCTS - 3.08%
Alcon, Inc.                                                55,600      7,110,128
St. Jude Medical, Inc. *                                  120,000      5,616,000
                                                                    ------------
                                                                      12,726,128

HEALTHCARE SERVICES - 3.04%
UnitedHealth Group, Inc.                                  121,500      6,828,300
Wellpoint, Inc. *                                          75,600      5,731,992
                                                                    ------------
                                                                      12,560,292

INSURANCE - 2.16%
American International Group, Inc.                         66,800      4,138,928
CIGNA Corp.                                                40,400      4,761,544
                                                                    ------------
                                                                       8,900,472

INTERNET CONTENT - 2.45%
Yahoo!, Inc. *                                            299,200     10,124,928

INTERNET RETAIL - 3.84%
Amazon.com, Inc. *                                         46,000      2,083,800
eBay, Inc. *                                              333,900     13,756,680
                                                                    ------------
                                                                      15,840,480

INTERNET SERVICE PROVIDER - 4.67%
Google, Inc., Class A *                                    60,900     19,272,414

INTERNET SOFTWARE - 1.16%
Cisco Systems, Inc. *                                     266,000      4,769,380

PETROLEUM SERVICES - 4.84%
Schlumberger, Ltd.                                        152,400     12,859,512
Suncor Energy, Inc.                                       117,400      7,106,222
                                                                    ------------
                                                                      19,965,734

PHARMACEUTICALS - 10.27%
Abbott Laboratories                                        15,800   $    669,920
Caremark Rx, Inc. *                                       135,800      6,780,494
Eli Lilly & Company                                        83,700      4,479,624
Gilead Sciences, Inc. *                                   123,400      6,016,984
Novartis AG, ADR                                          167,000      8,517,000
Roche Holdings, Ltd.-Sponsored ADR                        153,200     10,682,712
Sanofi-Synthelabo SA                                      126,000      5,235,300
                                                                    ------------
                                                                      42,382,034

RETAIL GROCERY - 2.20%
Whole Foods Market, Inc.                                   67,600      9,088,820

RETAIL TRADE - 7.97%
Chico's FAS, Inc. *                                       258,100      9,498,080
Federated Department Stores, Inc.                          82,200      5,496,714
Lowe's Companies, Inc.                                     81,300      5,235,720
Target Corp.                                              175,200      9,098,136
Williams-Sonoma, Inc. *                                    92,800      3,558,880
                                                                    ------------
                                                                      32,887,530

SEMICONDUCTORS - 9.72%
Applied Materials, Inc.                                   370,300      6,280,288
Intel Corp.                                               283,600      6,990,740
Marvell Technology Group, Ltd. *                          202,800      9,351,108
Maxim Integrated Products, Inc.                           177,800      7,583,170
Texas Instruments, Inc.                                   293,100      9,936,090
                                                                    ------------
                                                                      40,141,396

SOFTWARE - 4.34%
Mercury Interactive Corp. *                                87,900      3,480,840
Microsoft Corp.                                           217,600      5,598,848
NAVTEQ Corp. *                                             80,800      4,035,960
SAP AG, SADR                                              111,200      4,818,296
                                                                    ------------
                                                                      17,933,944

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.95%
Nokia Oyj-Sponsored ADR                                   176,700      2,987,997
QUALCOMM, Inc.                                            205,000      9,173,750
                                                                    ------------
                                                                      12,161,747

TELEPHONE - 1.43%
Sprint Corp.                                              247,696      5,890,211

TRAVEL SERVICES - 2.51%
American Express Company                                  180,500     10,367,920
                                                       ----------   ------------
TOTAL COMMON STOCKS (Cost $348,949,423)                             $408,700,580
                                                                    ------------
SHORT TERM INVESTMENTS - 1.57%
Citigroup Funding, Inc.
   zero coupon due 10/03/2005                          $6,476,000   $  6,476,000
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,476,000)                                                $  6,476,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (CAPITAL APPRECIATION TRUST)
   (COST $355,425,423) - 100.59%                                   $415,176,580
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.59)%                      (2,422,844)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $412,753,736
                                                                   ============

CLASSIC VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS - 98.88%

AEROSPACE - 3.26%
Boeing Company                                             10,975   $   745,751

AUTO PARTS - 7.23%
AutoZone, Inc. *                                            4,400       366,300
Johnson Controls, Inc.                                     10,650       660,832
Magna International, Inc., Class A                          8,350       625,081
                                                                    -----------
                                                                      1,652,213

BANKING - 2.62%
Comerica, Inc.                                             10,175       599,307

BUSINESS SERVICES - 3.13%
Computer Sciences Corp. *                                  15,150       716,747

COMPUTERS & BUSINESS EQUIPMENT - 3.12%
Hewlett-Packard Company                                    24,400       712,480

ELECTRICAL UTILITIES - 2.86%
Wisconsin Energy Corp.                                     16,375       653,690

ENERGY - 2.76%
Sempra Energy                                              13,400       630,604

FINANCIAL SERVICES - 18.75%
CIT Group, Inc.                                            11,250       508,275
Citigroup, Inc.                                            23,475     1,068,582
Federal Home Loan Mortgage Corp.                           15,975       901,948
Federal National Mortgage Association                      18,650       835,893
Morgan Stanley                                             18,025       972,269
                                                                    -----------
                                                                      4,286,967

FOOD & BEVERAGES - 4.05%
Sara Lee Corp.                                             48,825       925,234

HEALTHCARE SERVICES - 0.97%
HCA, Inc.                                                   4,650       222,828

HOLDINGS COMPANIES/CONGLOMERATES - 1.00%
Loews Corp.                                                 2,475       228,715

HOUSEHOLD APPLIANCES - 3.93%
Whirlpool Corp.                                            11,875       899,769

INSURANCE - 17.53%
Allstate Corp.                                              7,900       436,791
Aon Corp.                                                  22,575       724,206
CIGNA Corp.                                                   925       109,021
MetLife, Inc.                                              18,700       931,821
Torchmark, Inc.                                            17,625       931,129
XL Capital, Ltd., Class A                                  12,850       874,185
                                                                    -----------
                                                                      4,007,153

PETROLEUM SERVICES - 1.97%
BP PLC-Sponsored ADR                                        6,350       449,897

PHARMACEUTICALS - 9.29%
AmerisourceBergen Corp.                                    11,050   $   854,165
Bristol-Myers Squibb Company                               27,200       654,432
Pfizer, Inc.                                               24,600       614,262
                                                                    -----------
                                                                      2,122,859

RAILROADS & EQUIPMENT - 4.15%
Union Pacific Corp.                                        13,225       948,233

RETAIL TRADE - 5.86%
RadioShack Corp. (a)                                       17,100       424,080
The TJX Companies, Inc.                                    44,675       914,944
                                                                    -----------
                                                                      1,339,024

SOFTWARE - 6.40%
Computer Associates International, Inc.                    30,350       844,033
Microsoft Corp.                                            24,075       619,450
                                                                    -----------
                                                                      1,463,483
                                                                    -----------
TOTAL COMMON STOCKS (Cost $21,579,587)                              $22,604,954
                                                                    -----------
SHORT TERM INVESTMENTS - 1.91%
State Street Navigator Securities
   Lending Prime Portfolio (c)                           $436,050   $   436,050

TOTAL SHORT TERM INVESTMENTS
(Cost $436,050)                                                     $   436,050

TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
   (COST $22,015,637) - 100.79%                                     $23,041,004
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.79)%                        (180,692)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $22,860,312
                                                                    ===========

CORE BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. TREASURY OBLIGATIONS - 18.39%

U.S. TREASURY BONDS - 11.34%
   5.375% due 02/15/2031                                $  574,000   $   643,059
   6.00% due 02/15/2026 ***                              3,126,000     3,686,726
   6.25% due 05/15/2030                                  4,384,000     5,443,525
   6.25% due 08/15/2023 ***                              4,777,000     5,712,060
   3.875% due 07/31/2007                                   559,000       556,031
   3.625% due 06/30/2007                                 4,927,000     4,880,041
   4.00% due 08/31/2007 ***                              9,998,000     9,964,027
   4.125% due 08/15/2010                                 2,166,000     2,156,270
                                                                     -----------
                                                                      33,041,739

U.S. TREASURY NOTES - 7.05%
   3.875% due 09/15/2010                                 4,676,000     4,609,876
   4.00% due 02/15/2015 ***                              5,817,000     5,662,489
   4.125% due 05/15/2015                                 3,462,000     3,402,360

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   4.25% due 08/15/2015                                $ 6,889,000   $ 6,845,944
                                                                     -----------
                                                                      20,520,669
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $53,813,697)                                                   $53,562,408
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.71%

FEDERAL HOME LOAN BANK - 0.52%
   4.375% due 09/17/2010                                 1,520,000     1,511,807

FEDERAL HOME LOAN MORTGAGE CORP. - 18.86%
   4.125% due 04/02/2007 to 07/12/2010                   6,834,000     6,776,306
   5.00% due 11/01/2019 to 06/01/2020                    3,941,818     3,932,775
   5.50% due 04/01/2017 to 02/01/2034                   21,782,457    21,977,628
   5.625% due 03/15/2011                                 1,279,000     1,345,821
   6.00% due 03/01/2033 to 09/01/2035                    5,979,455     6,084,490
   6.00% TBA **                                          6,284,000     6,392,009
   6.625% due 09/15/2009                                 7,838,000     8,432,168
                                                                     -----------
                                                                      54,941,197

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 13.33%
   4.50% due 08/01/2033                                  1,572,988     1,502,722
   4.89% due 04/01/2012                                    507,000       509,879
   4.95% due 07/01/2015                                     49,863        50,150
   5.00% due 02/01/2018                                  1,097,209     1,095,526
   5.50% due 12/01/2016 to 12/01/2018                    3,669,695     3,725,328
   5.50% TBA **                                          5,350,000     5,375,488
   5.67% due 03/01/2009                                    846,316       864,671
   6.00% due 05/15/2011 to 04/01/2035                   11,516,615    11,848,004
   6.00% TBA **                                          6,392,000     6,493,738
   6.50% TBA **                                          7,143,000     7,350,590
                                                                     -----------
                                                                      38,816,096
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $95,883,845)                                                   $95,269,100
                                                                     -----------
FOREIGN GOVERNMENT OBLIGATIONS - 0.40%

MEXICO - 0.15%
Government of Mexico
   5.875% due 01/15/2014                                   225,000       232,650
   6.75% due 09/27/2034                                    185,000       197,025
                                                                     -----------
                                                                         429,675

RUSSIA - 0.25%
Russian Federation
   5.00% due 03/31/2030                                    650,000       745,875
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,156,991)                                                    $ 1,175,550
                                                                     -----------
CORPORATE BONDS - 15.45%

AEROSPACE - 0.08%
Raytheon Company
   5.50% due 11/15/2012                                $   235,000   $   241,802

ALUMINUM - 0.06%
Alcan, Inc.
   5.75% due 06/01/2035                                    185,000       181,882

AUTOMOBILES - 0.15%
DaimlerChrysler NA Holding Corp.
   8.50% due 01/18/2031                                    350,000       423,746

BANKING - 0.78%
BAC Capital Trust VI
   5.625% due 03/08/2035                                   395,000       387,092

Capital One Bank
   4.875% due 05/15/2008                                   475,000       475,375

China Development Bank
   5.00% due 10/15/2015                                    125,000       123,575

PNC Funding Corp.
   5.25% due 11/15/2015                                    410,000       413,861

Wachovia Corp.
   5.50% due 08/01/2035                                    375,000       365,846

Zions Bancorporation
   6.00% due 09/15/2015                                    480,000       509,582
                                                                     -----------
                                                                       2,275,331

BROADCASTING - 0.09%
News America, Inc.
   6.20% due 12/15/2034                                    255,000       255,385

BUSINESS SERVICES - 0.09%
Nuveen Investments
   5.00% due 09/15/2010                                    250,000       247,513

CABLE AND TELEVISION - 0.22%
Comcast Corp.
   5.50% due 03/15/2011                                    260,000       264,956
   5.65% due 06/15/2035                                    400,000       373,904
                                                                     -----------
                                                                         638,860

CELLULAR COMMUNICATIONS - 0.32%
America Movil SA de CV
   6.375% due 03/01/2035                                   405,000       392,697

AT&T Broadband Corp.
   8.375% due 03/15/2013                                   460,000       544,257
                                                                     -----------
                                                                         936,954

CRUDE PETROLEUM & NATURAL GAS - 0.18%
Canadian Natural Resources, Ltd.
   5.85% due 02/01/2035                                    520,000       516,416

DOMESTIC OIL - 0.32%
Amerada Hess Corp.
   7.125% due 03/15/2033                                   305,000       349,072

Halliburton Company
   8.75% due 02/15/2021                                    441,000       578,969
                                                                     -----------
                                                                         928,041

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

DRUGS & HEALTH CARE - 0.14%
Wyeth
   5.50% due 02/01/2014                                 $  390,000   $   399,644

ELECTRICAL EQUIPMENT - 0.13%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                    390,000       390,534

ELECTRICAL UTILITIES - 1.04%
American Electric Power Company, Inc.,
   Series C
   5.375% due 03/15/2010                                   755,000       768,721
Dominion Resources, Inc.
   5.95% due 06/15/2035                                    205,000       200,262
Duke Energy Corp.
   6.25% due 01/15/2012                                    285,000       303,209
Kansas Gas & Electric
   5.647% due 03/29/2021                                   405,000       400,804
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                    260,000       270,502
Pepco Holdings, Inc.
   6.45% due 08/15/2012                                    265,000       283,448
PSEG Power LLC
   8.625% due 04/15/2031                                   200,000       259,609
Public Service Company of Colorado
   7.875% due 10/01/2012                                   460,000       540,816
                                                                     -----------
                                                                       3,027,371

FINANCIAL SERVICES - 5.09%
American General Finance Corp.
   3.875% due 10/01/2009                                   630,000       607,530
Capital One Financial Corp.
   8.75% due 02/01/2007                                    708,000       744,532
CIT Group, Inc., Series MTN
   4.75% due 08/15/2008                                    425,000       425,117
Citigroup, Inc.
   5.00% due 09/15/2014                                    595,000       591,788
   6.50% due 01/18/2011                                    645,000       695,411
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/2010                                   495,000       495,350
Ford Motor Credit Company
   5.70% due 01/15/2010                                    845,000       767,607
   7.00% due 10/01/2013                                    400,000       370,943
General Electric Capital Corp.
   4.875% due 03/04/2015                                   510,000       507,944
General Electric Capital Corp., Series MTNA
   3.75% due 12/15/2009                                    240,000       231,772
General Electric Capital Corp., Series MTNA
   6.00% due 06/15/2012                                    655,000       697,199
HSBC Finance Corp.
   4.75% due 04/15/2010                                  1,525,000     1,519,161
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                   265,000       259,397
JPMorgan Chase & Company
   6.75% due 02/01/2011                                 $  590,000   $   638,430
Lazard Group LLC, Series 144A
   7.125% due 05/15/2015                                   550,000       546,126
Merrill Lynch & Company, Inc., Series MTNC
   4.25% due 02/08/2010                                    920,000       899,393
Morgan Stanley
   4.00% due 01/15/2010                                    250,000       241,949
   4.75% due 04/01/2014                                  1,065,000     1,027,475
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                                    125,000       123,489
Residential Capital Corp.
   6.375% due 06/30/2010                                 2,155,000     2,183,185
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                   355,000       353,901
   6.125% due 02/15/2033                                   330,000       343,491
Washington Mutual Bank FA
   5.125% due 01/15/2015                                   310,000       306,868
Washington Mutual, Inc.
   4.00% due 01/15/2009                                    250,000       243,790
                                                                     -----------
                                                                      14,821,848

FOOD & BEVERAGES - 0.31%
Kraft Foods, Inc.
   5.625% due 11/01/2011                                   320,000       330,630
   6.50% due 11/01/2031                                    190,000       210,773
Molson Coors Capital Finance ULC
   4.85% due 09/22/2010                                    375,000       372,059
                                                                     -----------
                                                                         913,462

GAS & PIPELINE UTILITIES - 0.42%
Duke Capital LLC
   7.50% due 10/01/2009                                    525,000       573,112
Energy Transfer Partners LP
   5.65% due 08/01/2012                                    385,000       379,125
Magellan Midstream Partners LP
   5.65% due 10/15/2016                                    280,000       283,433
                                                                     -----------
                                                                       1,235,670

GOLD - 0.11%
Newmont Mining Corp.
   5.875% due 04/01/2035                                   320,000       313,629

HEALTHCARE SERVICES - 0.09%
Nationwide Health Properties, Inc.
   6.00% due 05/20/2015                                    265,000       265,239

HOMEBUILDERS - 0.10%
KB Home
   6.25% due 06/15/2015                                    170,000       164,847
Pulte Homes, Inc.
   6.00% due 02/15/2035                                    150,000       136,045
                                                                     -----------
                                                                         300,892

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

INSURANCE - 1.11%
American International Group Series 144A
   4.70% due 10/01/2010                                  $1,000,000   $  994,717
American International Group, Inc.
   4.25 due 05/15/2013                                      255,000      243,474
   5.05% due 10/01/2015                                     300,000      298,138
Marsh & McLennan Companies, Inc.
   5.75% due 09/15/2015                                     255,000      252,333
Metlife, Inc.
   5.70% due 06/15/2035                                     455,000      452,307
Prudential Financial, Inc., Series MTNC
   4.75% due 06/13/2015                                     390,000      379,290
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                    280,000      290,562
Willis Group North America, Inc.
   5.625% due 07/15/2015                                    330,000      327,877
                                                                      ----------
                                                                       3,238,698

INTERNATIONAL OIL - 0.32%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                    140,000      155,400
Ras Laffan LNG III
   5.838% due 09/30/2027                                    765,000      761,848
                                                                      ----------
                                                                         917,248

LEISURE TIME - 0.20%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                                     125,000      147,991
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                    345,000      431,895
                                                                      ----------
                                                                         579,886

MANUFACTURING - 0.12%
Tyco International Group SA
   6.375% due 10/15/2011                                    320,000      341,082

METAL & METAL PRODUCTS - 0.23%
CODELCO, Inc., Series 144A
   5.625% due 09/21/2035                                    685,000      677,738

PAPER - 0.20%
Celulosa Arauco y Constitucion SA, Series 144A
   5.625% due 04/20/2015                                    260,000      257,856
Georgia-Pacific Corp.
   8.875% due 05/15/2031                                    270,000      319,321
                                                                      ----------
                                                                         577,177

PETROLEUM SERVICES - 0.54%
Halliburton Company
   5.50% due 10/15/2010                                     250,000      258,164
Valero Energy Corp.
   6.875% due 04/15/2012                                    385,000      422,750
   7.50% due 04/15/2032                                     205,000      247,437
Valero Logistics Operations LP
   6.05% due 03/15/2013                                     205,000      213,037
XTO Energy, Inc.
   4.90% due 02/01/2014                                  $  435,000   $  426,818
                                                                      ----------
                                                                       1,568,206

RAILROADS & EQUIPMENT - 0.17%
Canadian National Railway Company
   6.90% due 07/15/2028                                     100,000      118,207
   7.375% due 10/15/2031                                    310,000      389,979
                                                                      ----------
                                                                         508,186
REAL ESTATE - 0.66%
EOP Operating LP
   4.65% due 10/01/2010                                     815,000      801,474
Health Care Property Investors, Inc.,
   Series MTN, REIT
   4.875% due 09/15/2010                                    625,000      615,414
Simon Property Group LP, REIT
   4.60% due 06/15/2010 (f)                                 250,000      246,529
   5.10% due 06/15/2015                                     250,000      245,047
                                                                      ----------
                                                                       1,908,464
RETAIL - 0.08%
Wal-Mart Stores, Inc.
   5.25% due 09/01/2035                                     250,000      241,934

RETAIL GROCERY - 0.21%
Delhaize America, Inc.
   9.00% due 04/15/2031                                     350,000      404,019

The Kroger Company
   7.50% due 04/01/2031                                     185,000      206,639
                                                                      ----------
                                                                         610,658
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.07%
Verizon Global Funding Corp.
   5.85% due 09/15/2035                                     220,000      216,358

TELEPHONE - 1.69%
AT&T Corp.
   9.75% due 11/15/2031 (b)                                 200,000      253,250
British Telecommunications PLC
   8.875% due 12/15/2030                                    265,000      359,455
France Telecom SA
   7.20% due 03/01/2006                                     630,000      637,309
Sprint Capital Corp.
   6.00% due 01/15/2007                                     875,000      889,580
   6.125% due 11/15/2008                                    515,000      534,788
   7.625% due 01/30/2011                                    250,000      279,751
   8.75% due 03/15/2032                                     290,000      388,869
Telecom Italia Capital
   4.875% due 10/01/2010                                    375,000      371,420
   5.25% due 11/15/2013                                     700,000      695,037
Telecom Italia Capital SA
   5.25% due 10/01/2015                                     250,000      245,658

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Telefonos de Mexico SA de CV
   5.50% due 01/27/2015                                 $  270,000   $   265,542
                                                                     -----------
                                                                       4,920,659

TRANSPORTATION - 0.13%
Norfolk Southern Corp.
   7.05% due 05/01/2037                                    315,000       376,459
                                                        ----------   -----------
TOTAL CORPORATE BONDS (Cost $45,604,963)                             $44,996,972
                                                                     -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 27.78%
Federal Home Loan Mortgage Corp.
   3.50% due 05/15/2016                                    266,463       262,017
   3.50% due 05/15/2026                                    497,446       487,644
   5.50% due 03/15/2030                                  1,530,000     1,538,939
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR8, Class AAB
   4.581% due 06/11/2041                                 1,183,000     1,154,902
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR9, Class A4A
   4.871% due 09/11/2042                                   507,000       502,504
Countrywide Alternative Loan Trust, Series
   2005-J4, Class 2A1B
   3.95% due 07/25/2035 (b)                                563,275       562,552
CS First Boston Mortgage Securities Corp,
   Series 2002-CKS4, Class A2
   5.183% due 11/15/2036                                   836,000       847,607
CS First Boston Mortgage Securities Corp,
   Series 2003-CPN1, Class A2
   4.597% due 03/15/2035                                   204,000       200,656
Federal Home Loan Mortgage Corp., Series
   1999-2207, Class PL
   6.50% due 12/15/2029                                    372,000       382,815
Federal Home Loan Mortgage Corp., Series
   2003-2692, Class YB
   5.50% due 03/15/2030                                  1,137,000     1,143,535
Federal Home Loan Mortgage Corp., Series
   2004-2727, Class PW
   3.57% due 06/15/2029                                  2,041,431     1,991,376
Federal Home Loan Mortgage Corp., Series
   2004-2825, Class QM
   5.50% due 03/15/2030                                  1,829,000     1,839,685
Federal Home Loan Mortgage Corp., Series
   2004-2833, Class JD
   5.50% due 09/15/2029                                  4,529,000     4,555,350
Federal Home Loan Mortgage Corp., Series
   2004-2841, Class YA
   5.50% due 07/15/2027                                  2,120,837     2,145,101
Federal Home Loan Mortgage Corp., Series
   2005-2957, Class KN
   5.50% due 06/15/2030                                    444,000       446,458
Federal Home Loan Mortgage Corp., Series
   2005-2958, Class MD
   5.50% due 01/15/2031                                 $1,091,000   $ 1,096,332
Federal Home Loan Mortgage Corp., Series
   2005-2960, Class EH
   4.50% due 05/15/2024                                    921,250       915,364
Federal Home Loan Mortgage Corp., Series
   2005-2963, Class WL
   4.50% due 07/15/2025                                  2,483,678     2,464,739
Federal Home Loan Mortgage Corp., Series
   2005-2965, Class GB
   4.50% due 11/15/2014                                  6,678,000     6,652,970
Federal Home Loan Mortgage Corp., Series
   2005-2966, Class XC
   5.50% due 01/15/2031                                    535,000       537,916
Federal Home Loan Mortgage Corp., Series
   2005-2968, Class PD
   5.50% due 01/15/2031                                    617,000       620,360
Federal Home Loan Mortgage Corp., Series
   2005-2972, Class UG
   5.50% due 08/15/2034                                    565,000       560,468
Federal Home Loan Mortgage Corp., Series
   2005-2975, Class OE
   5.50% due 10/15/2031                                  1,277,000     1,283,225
Federal Home Loan Mortgage Corp., Series
   2005-2975, Class OL
   4.50% due 06/15/2026                                  3,623,172     3,591,998
Federal Home Loan Mortgage Corp., Series
   2005-2980, Class LD
   5.50% due 12/15/2033                                  2,154,000     2,155,680
   5.50% due 05/15/2035                                    733,000       734,166
   5.50% due 02/15/2034                                  1,152,000     1,152,961
   5.50% due 10/15/2031                                    521,000       523,471
   5.50% due 06/15/2033                                    325,000       325,218
Federal Home Loan Mortgage Corp., Series
   2005-2983, Class PB
   5.50% due 07/15/2029                                    396,000       398,280
Federal National Mortgage Association, Series
   2003-63, Class QP
   3.50% due 10/25/2031                                  1,862,859     1,760,763
Federal National Mortgage Association, Series
   2003-76, Class DE
   4.00% due 09/25/2031                                  2,912,870     2,783,163
Federal National Mortgage Association, Series
   2003-92, Class KQ
   3.50% due 06/25/2023                                    134,000       131,375
Federal National Mortgage Association, Series
   2005-25, Class PD
   5.50% due 11/25/2030                                    347,000       348,382
Federal National Mortgage Association, Series
   2005-45, Class BA
   4.50% due 11/25/2014                                  3,114,000     3,103,277

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal National Mortgage Association, Series
   2005-50, Class PM
   5.50% due 09/25/2033                                 $  421,000   $   420,701
Federal National Mortgage Association, Series
   2005-51, Class KC
   4.50% due 01/25/2025                                  4,599,109     4,558,858
Federal National Mortgage Association, Series
   2005-51, Class NC
   5.50% due 12/25/2030                                    464,000       465,276
Federal National Mortgage Association, Series
   2005-65, Class WG
   4.50% due 08/25/2026                                  2,461,874     2,447,315
Federal National Mortgage Association, Series
   2005-77, Class BX
   4.50% due 07/25/2028                                  5,165,799     5,131,214
First Union National Bank Commercial
   Mortgage, Series 2001-C3, Class A3
   6.423% due 08/15/2033                                   990,000     1,061,649
First Union National Bank Commercial
   Mortgage, Series 2001-C4, Class B
   6.417% due 12/12/2033                                   365,000       393,259
GE Capital Commercial Mortgage Corp., Series
   2003-C2, Class A4
   5.145% due 07/10/2037                                   550,000       556,374
GMAC Commercial Mortgage Securities, Inc.
   Series 2003-C3, Class A4
   5.023% due 04/10/2040                                   634,000       634,210
GMAC Commercial Mortgage Securities, Inc.,
   Series 2004-C1, Class A1
   3.118% due 03/10/2038                                   632,574       614,931
GS Mortgage Securities Corp II, Series
   1998-GLII, Class A2
   6.562% due 04/13/2031                                   720,000       748,917
Impac CMB Trust, Series 2005-5, Class A1
   4.15% due 08/25/2035 (b)                                517,724       517,760
LB Commercial Conduit Mortgage Trust, Series
   1999-C2, Class A1
   7.105% due 10/15/2032                                   178,468       181,979
LB-UBS Commercial Mortgage Trust, Series
   2003-C7, Class A4
   4.931% due 09/15/2035 (b)                             1,552,000     1,549,277
LB-UBS Commercial Mortgage Trust, Series
   2005-C2, Class A1
   4.59% due 04/15/2030                                    195,539       195,139
LB-UBS Commercial Mortgage Trust, Series
   2005-C3, Class A5
   4.739% due 07/15/2030                                 1,281,000     1,256,127
Merrill Lynch Mortgage Trust, Series
   2003-KEY1, Class A4
   5.236% due 11/12/2035 (b)                             1,803,000     1,829,146
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class A4
   5.047% due 07/12/2015 (b)                               737,000       737,612
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class AM
   5.107% due 07/12/2038 (b)                            $  242,000   $   242,187
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class ASB
   5.022% due 07/12/2038 (b)                               580,000       581,917
Morgan Stanley Capital I, Series 2004-HQ4,
   Class A2
   3.92% due 04/14/2040                                    550,000       539,925
Morgan Stanley Capital I, Series 2005-HQ6,
   Class AAB
   4.973% due 08/13/2042                                 1,007,000     1,007,370
Morgan Stanley Capital I, Series 2005-T19,
   Class AAB
   4.852% due 06/12/2047                                   463,000       459,941
Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP1, Class A4
   6.66% due 02/15/2033                                    353,000       380,174
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A3
   4.957% due 08/15/2035                                   480,000       480,563
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C8, Class A3
   4.445% due 11/15/2035                                   360,000       352,771
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C12, Class A4
   5.4106% due 07/15/2041 (b)                              243,000       248,265
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16, Class B
   4.945% due 10/15/2041 (b)                               333,000       326,692
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class A4
   5.083% due 03/15/2042 (b)                               837,000       840,300
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C18, Class APB
   4.807% due 04/15/2042                                   417,000       413,078
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class APB
   4.621% due 05/15/2044                                   583,000       569,115
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class A7
   5.118% due 07/15/2042 (b)                               992,000       998,572
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class APB
   5.09% due 07/15/2042 (b)                                498,000       500,234
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C20, Class B
   5.376% due 07/15/2042 (b)                               473,000       475,745
                                                        ----------   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $81,668,803)                                                $80,917,842
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
ASSET BACKED SECURITIES - 11.90%

American Express Credit Account Master Trust,
   Series 2004-3, Class A
   4.35% due 12/15/2011                                  $  775,000   $  769,085
AmeriCredit Automobile Receivables Trust,
   Series 2005-CF, Class A3
   4.47% due 05/06/2010                                     616,000      614,257
AmeriCredit Automobile Receivables Trust,
   Series 2003-DM, Class A4
   2.84% due 08/06/2010                                     778,000      763,980
Ameriquest Mortgage Securities Inc.,
   Series 2004-R12, Class A3
   4.11% due 01/25/2035 (b)                                 890,000      892,181
Atlantic City Electric Transition Funding
   LLC, Series 2003-1, Class A1
   2.89% due 07/20/2011                                     880,507      854,374
BMW Vehicle Owner Trust,
   Series 2003-A, Class A4
   2.53% due 02/25/2008                                   1,340,000    1,326,238
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A3
   2.00% due 11/15/2007                                     678,650      669,768
Capital One Master Trust,
   Series 2001-3A, Class A
   5.45% due 03/16/2009                                   1,170,000    1,177,967
Capital One Master Trust,
   Series 2001-8A, Class A
   4.60% due 08/17/2009                                     224,000      224,151
Capital One Multi-Asset Execution Trust,
   Series 2005-A8, Class A
   4.40% due 08/15/2011                                   2,258,000    2,249,532
Chase Manhattan Auto Owner Trust,
   Series 2003-A, Class A4
   2.06% due 12/15/2009                                   1,220,000    1,185,466
Citibank Credit Card Issuance Trust,
   Series 2000-A1, Class A1
   6.90% due 10/15/2007                                     555,000      555,699
Citibank Credit Card Issuance Trust,
   Series 2000-A3, Class A3
   6.875% due 11/16/2009                                    200,000      209,506
Citibank Credit Card Issuance Trust,
   Series 2001-A6, Class A6
   5.65% due 06/16/2008                                     995,000    1,003,175
Citibank Credit Card Issuance Trust,
   Series 2003-A2, Class A2
   2.70% due 01/15/2008                                   1,141,000    1,136,154
Citibank Credit Card Issuance Trust,
   Series 2003-A3, Class A3
   3.10% due 03/10/2010                                     430,000      415,710
Citibank Credit Card Issuance Trust,
   Series 2003-A6, Class A6
   2.90% due 05/17/2010                                   1,029,000      986,984
Citibank Credit Card Issuance Trust,
   Series 2004-A1, Class A1
   2.55% due 01/20/2009                                   1,119,000    1,091,432
Citibank Credit Card Issuance Trust,
   Series 2005-B1, Class B1
   4.40% due 09/15/2010                                  $  496,000   $  491,427
Comed Transitional Funding Trust,
   Series 1998-1, Class A6
   5.63% due 06/25/2009                                     289,328      292,404
Daimler Chrysler Auto Trust,
   Series 2005-B, Class A2
   3.75% due 12/08/2007                                   1,400,000    1,395,520
Detroit Edison Securitization Funding LLC,
   Series 2001-1, Class A4
   6.19% due 03/01/2013                                     438,000      464,333
Encore Credit Receivables Trust,
   Series 2005-3, Class 2A1
   3.95% due 10/25/2035 (b)                                 601,000      601,847
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A2
   3.08% due 07/15/2007                                     662,825      660,578
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A3
   3.48% due 11/15/2008                                     280,000      276,759
Ford Credit Auto Owner Trust,
   Series 2005-B, Class A3
   4.17% due 01/15/2009                                     646,000      642,588
Ford Credit Auto Owner Trust,
   Series 2005-B, Class A4
   4.38% due 01/15/2010                                     721,000      717,431
GS Auto Loan Trust,
   Series 2005-1, Class A3
   4.45% due 05/17/2010                                     475,000      474,480
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4
   4.18% due 02/15/2012                                     533,000      525,968
Mastr Asset Backed Securities Trust,
   Series 2004-FRE1, Class A2
   4.17% due 07/25/2034 (b)                                 744,418      746,226
Mastr Asset Backed Securities Trust,
   Series 2004-OPT2, Class A2
   4.18% due 09/25/2034 (b)                                 194,293      194,868
MBNA Credit Card Master Note Trust,
   Series 2005-A1, Class A1
   4.20% due 09/15/2010                                     996,000      988,556
MBNA Credit Card Master Note Trust,
   Series 2005-A3, Class A3
   4.10% due 10/15/2012                                     608,000      595,281
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A
   5.75% due 10/15/2008                                     800,000      806,731
Morgan Stanley ABS Capital I,
   Series 2004-WMC2, Class A2
   4.19% due 07/25/2034 (b)                                 972,681      972,658
Nissan Auto Receivables Owner Trust,
   Series 2005-B, Class A2
   3.75% due 09/17/2007                                     297,000      295,973

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES
(CONTINUED)
Novastar Home Equity Loan,
   Series 2005-2, Class A2B
   3.98% due 10/25/2035 (b)                            $  675,000   $    674,985
Onyx Acceptance Owner Trust,
   Series 2005-B, Class A4
   4.34% due 05/15/2012                                   159,000        157,416
Peco Energy Transition Trust,
   Series 1999-A, Class A6
   6.05% due 03/01/2009                                   331,314        336,074
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A2
   3.87% due 06/25/2011                                   185,000        182,727
SLM Student Loan Trust,
   Series 2003-11, Class A5
   2.99% due 12/15/2022                                   837,000        820,988
SLM Student Loan Trust,
   Series 2004-1, Class A2
   3.79% due 07/25/2018 (b)                               546,000        548,058
SLM Student Loan Trust,
   Series 2005-7, Class A3
   4.41% due 12/31/2010                                   927,000        924,043
SLM Student Loan Trust,
   Series 2005-8, Class A4
   4.25% due 01/25/2028                                 1,498,000      1,497,649
Structured Asset Investment Loan Trust,
   Series 2005-5, Class A2
   3.92% due 06/25/2035 (b)                               540,747        540,735
Triad Auto Receivables Owner Trust,
   Series 2005-B, Class A3
   4.28% due 06/14/2010                                   347,000        345,148
USAA Auto Owner Trust,
   Series 2004-3, Class A3
   3.16% due 02/17/2009                                   338,000        333,067
WFS Financial Owner Trust,
   Series 2003-4, Class A4
   3.15% due 05/20/2011                                   115,000        112,859
WFS Financial Owner Trust,
   Series 2005-3, Class A4
   4.39% due 05/17/2013                                   694,000        689,066
Whole Auto Loan Trust,
   Series 2004-1, Class A4
   3.26% due 03/15/2011                                   242,000        236,074
                                                       ----------   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $34,841,402)                                               $ 34,668,176
                                                                    ------------
REPURCHASE AGREEMENTS - 2.38%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $6,936,011 on
   10/3/2005, collateralized by
   $7,260,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $7,078,500, including
   interest) (c)***                                    $6,935,000   $  6,935,000
                                                       ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,935,000)                                                $  6,935,000
                                                                    ------------
TOTAL INVESTMENTS (CORE BOND TRUST)
   (COST $319,904,701) - 109.01%                                    $317,525,048
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.01)%                      (26,251,110)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $291,273,938
                                                                    ============

CORE EQUITY TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 98.07%

ADVERTISING - 1.65%
WPP Group PLC                                            1,079,600   $11,022,116

BUILDING MATERIALS & CONSTRUCTION - 0.25%
Masco Corp.                                                 54,600     1,675,128

BUSINESS SERVICES - 2.53%
Electronic Arts, Inc. *                                    297,500    16,924,775

CABLE AND TELEVISION - 4.42%
DIRECTV Group, Inc. *                                    1,063,700    15,934,226
Time Warner, Inc.                                          754,300    13,660,373
                                                                     -----------
                                                                      29,594,599

COMPUTERS & BUSINESS EQUIPMENT - 2.59%
Hewlett-Packard Company                                     50,700     1,480,440
International Business Machines Corp.                      108,400     8,695,848
Seagate Technology, Inc. *                                 451,400     7,154,690
                                                                     -----------
                                                                      17,330,978

ELECTRICAL UTILITIES - 4.73%
The AES Corp. *                                          1,925,400    31,634,322

FINANCIAL SERVICES - 11.33%
Capital One Financial Corp.                                165,100    13,128,752
Citigroup, Inc.                                            362,200    16,487,344
Countrywide Financial Corp.                                476,200    15,705,076
JPMorgan Chase & Company                                   633,000    21,477,690
Washington Mutual, Inc.                                    231,400     9,075,508
                                                                     -----------
                                                                      75,874,370

HEALTHCARE SERVICES - 11.76%
Health Net, Inc. *                                         285,500    13,509,860
McKesson Corp.                                             417,100    19,791,395
UnitedHealth Group, Inc.                                   808,000    45,409,600
                                                                     -----------
                                                                      78,710,855

HOMEBUILDERS - 1.84%
Centex Corp.                                                91,700     5,921,986
Pulte Homes, Inc.                                          148,300     6,365,036
                                                                     -----------
                                                                      12,287,022

INSURANCE - 7.71%
Aetna, Inc.                                                277,600    23,912,464
MGIC Investment Corp.                                      213,100    13,681,020
St. Paul Travelers Companies, Inc.                         311,800    13,990,466
                                                                     -----------
                                                                      51,583,950

INTERNET CONTENT - 2.31%
Yahoo!, Inc. *                                             457,800    15,491,952

INTERNET RETAIL - 13.69%
Amazon.com, Inc. *                                         863,100    39,098,430
eBay, Inc. *                                               569,900    23,479,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

INTERNET RETAIL (CONTINUED)
Expedia, Inc *                                           670,400   $ 13,280,624
IAC/InterActiveCorp *                                    623,200     15,798,120
                                                                   ------------
                                                                     91,657,054

INTERNET SERVICE PROVIDER - 3.65%
Google, Inc., Class A *                                   77,300     24,462,358

INTERNET SOFTWARE - 0.99%
Cisco Systems, Inc. *                                    323,000      5,791,390
Symantec Corp. *                                          35,600        806,696
                                                                   ------------
                                                                      6,598,086

MANUFACTURING - 5.18%
Tyco International, Ltd.                               1,246,100     34,703,885

PHARMACEUTICALS - 1.31%
Pfizer, Inc.                                             350,000      8,739,500

PHOTOGRAPHY - 2.83%
Eastman Kodak Company                                    779,900     18,974,967

RETAIL GROCERY - 0.99%
Albertsons, Inc.                                         259,700      6,661,305

RETAIL TRADE - 5.08%
Home Depot, Inc.                                         366,400     13,974,496
Sears Holdings Corp. *                                   161,200     20,056,504
                                                                   ------------
                                                                     34,031,000

SANITARY SERVICES - 1.86%
Waste Management, Inc.                                   435,000     12,445,350

SOFTWARE - 1.67%
Computer Associates International, Inc.                   55,500      1,543,455
Intuit, Inc. *                                           215,800      9,669,998
                                                                   ------------
                                                                     11,213,453

TELEPHONE - 9.70%
Qwest Communications International, Inc. *             4,172,100     17,105,610
Sprint Corp.                                           2,010,410     47,807,550
                                                                   ------------
                                                                     64,913,160
                                                                   ------------
TOTAL COMMON STOCKS (Cost $599,626,719)                            $656,530,185
                                                                   ------------

REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $14,709,145 on
   10/3/2005, collateralized by
   $15,175,000 U.S. Treasury Notes,
   3.375% due 10/15/2009 (valued at
   $15,004,281, including interest)                  $14,707,000   $ 14,707,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,707,000)                                              $ 14,707,000
                                                                   ------------
TOTAL INVESTMENTS (CORE EQUITY TRUST)
   (COST $614,333,719) - 100.27%                                   $671,237,185
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%                      (1,781,295)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $669,455,890
                                                                   ============

DYNAMIC GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.12%

APPAREL & TEXTILES - 5.38%
Polo Ralph Lauren Corp., Class A                          119,600    $ 6,015,880
Quiksilver, Inc. *                                        295,300      4,267,085
                                                                     -----------
                                                                      10,282,965

BIOTECHNOLOGY - 5.30%
Charles River Laboratories
   International, Inc. *                                   69,300      3,022,866
Genzyme Corp. *                                            56,000      4,011,840
Invitrogen Corp. *                                         41,200      3,099,476
                                                                     -----------
                                                                      10,134,182

BUILDING MATERIALS & CONSTRUCTION - 1.40%
Chicago Bridge & Iron Company NV (a)                       85,900      2,670,631

BUSINESS SERVICES - 1.89%
Global Cash Access, Inc. * (a)                              4,100         57,810
NCR Corp. *                                               111,600      3,561,156
                                                                     -----------
                                                                       3,618,966

COAL - 3.93%
Peabody Energy Corp.                                       89,200      7,524,020

COMPUTERS & BUSINESS EQUIPMENT - 0.95%
Cognizant Technology Solutions Corp.,
   Class A *                                               39,100      1,821,669

CONSTRUCTION & MINING EQUIPMENT - 1.33%
Rowan Companies, Inc.                                      71,600      2,541,084

CONTAINERS & GLASS - 2.91%
Jarden Corp. * (a)                                        135,600      5,569,092

ELECTRICAL EQUIPMENT - 1.61%
Molex, Inc.                                               119,800      3,080,058

FINANCIAL SERVICES - 8.44%
Affiliated Managers Group, Inc. * (a)                      68,300      4,946,286
Calamos Asset Management, Inc.                             91,100      2,248,348
E*TRADE Financial Corp. *                                 267,900      4,715,040
Legg Mason, Inc.                                           38,542      4,227,672
                                                                     -----------
                                                                      16,137,346

GAS & PIPELINE UTILITIES - 3.65%
Ultra Petroleum Corp. * (a)                               122,800      6,984,864

HEALTHCARE PRODUCTS - 3.80%
C.R. Bard, Inc.                                            55,000      3,631,650
Fisher Scientific International, Inc. *                    58,700      3,642,335
                                                                     -----------
                                                                       7,273,985

HEALTHCARE SERVICES - 9.75%
AMERIGROUP Corp. * (a)                                    117,200      2,240,864
Coventry Health Care, Inc. *                               66,250      5,698,825
DaVita, Inc. *                                             81,400      3,750,098
Omnicare, Inc.                                            123,600      6,950,028
                                                                     -----------
                                                                      18,639,815

HOTELS & RESTAURANTS - 6.94%
Harrah's Entertainment, Inc.                               26,400      1,721,016
P.F. Chang's China Bistro, Inc. * (a)                      86,000      3,855,380

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Station Casinos, Inc.                                     59,900   $  3,974,964
The Cheesecake Factory, Inc. * (a)                       119,200      3,723,808
                                                                   ------------
                                                                     13,275,168

INDUSTRIAL MACHINERY - 1.11%
FMC Technologies, Inc. *                                  50,400      2,122,344

INTERNET SERVICE PROVIDER - 2.01%
Salesforce.Com, Inc. * (a)                               166,100      3,840,232

INTERNET SOFTWARE - 1.52%
VeriSign, Inc. *                                         136,300      2,912,731

MANUFACTURING - 2.19%
Roper Industries, Inc. (a)                               106,600      4,188,314

MEDICAL-HOSPITALS - 3.74%
Community Health Systems, Inc. *                         102,500      3,978,025
Triad Hospitals, Inc. *                                   70,100      3,173,427
                                                                   ------------
                                                                      7,151,452
MINING - 2.77%
Joy Global, Inc.                                          50,700      2,558,322
Terex Corp. *                                             55,500      2,743,365
                                                                   ------------
                                                                      5,301,687
PETROLEUM SERVICES - 1.44%
BJ Services Company                                       76,400      2,749,636

PHARMACEUTICALS - 2.32%
Celgene Corp. * (a)                                       81,800      4,443,376

RETAIL TRADE - 7.64%
American Eagle Outfitters, Inc.                          118,600      2,790,658
Chico's FAS, Inc. *                                      151,200      5,564,160
Urban Outfitters, Inc. * (a)                             212,600      6,250,440
                                                                   ------------
                                                                     14,605,258
SEMICONDUCTORS - 5.35%
Broadcom Corp., Class A *                                 58,100      2,725,471
International Rectifier Corp. *                           81,100      3,655,988
Linear Technology Corp.                                  102,300      3,845,457
                                                                   ------------
                                                                     10,226,916
SOFTWARE - 5.26%
Activision, Inc. *                                       205,400      4,200,430
Business Objects SA, ADR * (a)                           118,200      4,108,632
Take-Two Interactive Software, Inc. * (a)                 78,800      1,740,692
                                                                   ------------
                                                                     10,049,754
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 3.33%
Andrew Corp. *                                           220,200      2,455,230
Comverse Technology, Inc. *                              149,100      3,916,857
                                                                   ------------
                                                                      6,372,087
TRUCKING & FREIGHT - 2.16%
Oshkosh Truck Corp.                                       95,800      4,134,728
                                                                   ------------
TOTAL COMMON STOCKS (Cost $144,882,857)                            $187,652,360
                                                                   ------------

SHORT TERM INVESTMENTS - 22.82%
State Street Navigator Securities
   Lending Prime Portfolio                           $43,645,950   $ 43,645,950
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $43,645,950)                                              $ 43,645,950
                                                                   ------------

REPURCHASE AGREEMENTS - 0.98%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $1,866,272 on
   10/3/2005, collateralized by
   $1,895,000 U.S. Treasury Notes,
   4.00% due 06/15/2009 (valued at
   $1,906,844, including interest)                   $ 1,866,000   $  1,866,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,866,000)                                               $  1,866,000
                                                                   ------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
   (COST $190,394,807) - 121.92%                                   $233,164,310
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.92)%                    (41,919,630)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $191,244,680
                                                                   ============

EMERGING GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.44%

ADVERTISING - 1.98%
ValueClick, Inc. *                                        177,520    $ 3,033,817
Ventiv Health, Inc. *                                      81,300      2,130,873
                                                                     -----------
                                                                       5,164,690

AEROSPACE - 0.84%
Teledyne Technologies, Inc. *                              63,900      2,202,633

APPAREL & TEXTILES - 2.62%
Guess, Inc. *                                              99,320      2,128,428
K-Swiss, Inc., Class A                                     73,500      2,173,395
Phillips Van Heusen Corp.                                  82,100      2,546,742
                                                                     -----------
                                                                       6,848,565

AUTO SERVICES - 0.63%
Copart, Inc. *                                             69,300      1,654,191

BANKING - 4.78%
BankAtlantic Bancorp, Inc., Class A                       159,400      2,708,206
First Community Bancorp                                    43,450      2,078,214
First Midwest Bancorp, Inc.                                60,100      2,238,124
Republic Bancorp, Inc.                                    138,799      1,962,618
Sterling Financial Corp., Washington                      108,100      2,437,655
Washington Federal, Inc.                                      270          6,091
Wintrust Financial Corp.                                   20,500      1,030,330
                                                                     -----------
                                                                      12,461,238

BIOTECHNOLOGY - 5.48%
Applera Corp. - Celera Genomics Group *                   141,000      1,710,330
Cephalon, Inc. *                                           35,300      1,638,626

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Charles River Laboratories
   International, Inc. *                                    43,300   $ 1,888,746
deCODE genetics, Inc. *                                    160,100     1,343,239
Intermune, Inc. *                                           93,900     1,554,045
Myriad Genetics, Inc. *                                     76,800     1,678,848
Neurocrine Biosciences, Inc. *                              29,800     1,465,862
Progress Software Corp. *                                   94,950     3,016,561
                                                                     -----------
                                                                      14,296,257

BUSINESS SERVICES - 4.96%
Euronet Worldwide, Inc. *                                   61,600     1,822,744
Korn/Ferry International *                                 136,700     2,240,513
Labor Ready, Inc. *                                        149,260     3,828,519
Navigant Consulting Company *                               81,900     1,569,204
TALX Corp.                                                  60,000     1,967,400
West Corp. *                                                40,300     1,506,817
                                                                     -----------
                                                                      12,935,197

CABLE AND TELEVISION - 0.93%
SBS Broadcasting SA *                                       44,700     2,429,892

CELLULAR COMMUNICATIONS - 1.68%
Leap Wireless International, Inc. *                         62,400     2,196,480
UbiquiTel, Inc. *                                          250,400     2,188,496
                                                                     -----------
                                                                       4,384,976

CHEMICALS - 0.69%
Cytec Industries, Inc.                                      41,260     1,789,859

COMMERCIAL SERVICES - 1.69%
Chemed Corp.                                                46,100     1,997,974
TNS, Inc. *                                                 99,400     2,410,450
                                                                     -----------
                                                                       4,408,424

COMPUTERS & BUSINESS EQUIPMENT - 3.68%
FileNET Corp. *                                             97,800     2,728,620
Helix Technology Corp.                                      78,100     1,151,975
Komag, Inc. *                                               62,000     1,981,520
MTS Systems Corp.                                           59,600     2,251,092
Western Digital Corp. *                                    114,400     1,479,192
                                                                     -----------
                                                                       9,592,399

CONSTRUCTION MATERIALS - 0.84%
Applied Industrial Technologies, Inc.                       60,900     2,185,092

COSMETICS & TOILETRIES - 0.69%
Elizabeth Arden, Inc. *                                     82,800     1,786,824

CRUDE PETROLEUM & NATURAL GAS - 0.93%
Cimarex Energy Company *                                    53,451     2,422,934

DOMESTIC OIL - 5.85%
Berry Petroleum Company, Class A                            34,100     2,274,129
Houston Exploration Company *                               39,900     2,683,275
KCS Energy, Inc. *                                         141,300     3,889,989
Oil States International, Inc. *                            86,000     3,122,660
Remington Oil Gas Corp. *                                   79,250   $ 3,288,875
                                                                     -----------
                                                                      15,258,928

DRUGS & HEALTH CARE - 0.75%
Cell Genesys, Inc. *                                       154,000       843,920
DOV Pharmaceutical, Inc. *                                  65,500     1,112,190
                                                                     -----------
                                                                       1,956,110

EDUCATIONAL SERVICES - 0.62%
Education Management Corp. *                                50,200     1,618,448

ELECTRICAL EQUIPMENT - 3.22%
Greatbatch, Inc. *                                          77,000     2,112,880
W.H. Brady Company, Class A                                 59,140     1,829,792
Watsco, Inc.                                                33,800     1,795,118
Wesco International, Inc. *                                 78,460     2,657,440
                                                                     -----------
                                                                       8,395,230

ELECTRONICS - 2.05%
Hutchinson Technology, Inc. *                               64,200     1,676,904
Thomas & Betts Corp. *                                      56,769     1,953,421
Trimble Navigation, Ltd. *                                  51,200     1,724,928
                                                                     -----------
                                                                       5,355,253

FINANCIAL SERVICES - 0.76%
Raymond James Financial, Inc.                               62,100     1,994,652
Tel Offshore Trust *                                             6            66
                                                                     -----------
                                                                       1,994,718

HEALTHCARE PRODUCTS - 5.14%
Dade Behring Holdings, Inc.                                 76,800     2,815,488
DJ Orthopedics, Inc. *                                      88,400     2,558,296
Haemonetics Corp. *                                         54,800     2,604,644
LifeCell Corp. *                                           121,500     2,628,045
Respironics, Inc. *                                         66,402     2,800,836
                                                                     -----------
                                                                      13,407,309

HEALTHCARE SERVICES - 2.81%
American Retirement Corp. *                                150,000     2,824,500
Genesis HealthCare Corp. *                                  39,200     1,580,544
Sierra Health Services, Inc. *                              42,660     2,937,994
                                                                     -----------
                                                                       7,343,038

HOTELS & RESTAURANTS - 1.62%
Choice Hotels, Inc.                                         37,858     2,447,141
Sonic Corp. *                                               65,300     1,785,955
                                                                     -----------
                                                                       4,233,096

HOUSEHOLD PRODUCTS - 1.16%
Central Garden & Pet Company *                              35,650     1,613,162
Tempur-Pedic International, Inc. *                         120,100     1,421,984
                                                                     -----------
                                                                       3,035,146

INDUSTRIAL MACHINERY - 0.49%
Ceradyne, Inc. *                                            35,000     1,283,800

INSURANCE - 2.01%
American Physicians Capital, Inc. *                         64,800     3,183,624

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   -----------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
HCC Insurance Holdings, Inc.                               71,850   $  2,049,880
                                                                    ------------
                                                                       5,233,504

INTERNET CONTENT - 1.06%
Jupitermedia Corp. *                                      156,800      2,776,928

INTERNET SERVICE PROVIDER - 0.82%
Avocent Corp. *                                            67,672      2,141,142

INTERNET SOFTWARE - 1.52%
Digital River, Inc. *                                      32,800      1,143,080
F5 Networks, Inc. *                                        27,700      1,204,119
WebEx Communications, Inc. *                               65,700      1,610,307
                                                                    ------------
                                                                       3,957,506

LEISURE TIME - 2.92%
Penn National Gaming, Inc. *                               65,600      2,040,816
RC2 Corp. *                                                49,700      1,677,872
SCP Pool Corp.                                             50,000      1,746,500
Shuffle Master, Inc. *                                     81,900      2,164,617
                                                                    ------------
                                                                       7,629,805

LIFE SCIENCES - 1.00%
PerkinElmer, Inc.                                         128,100      2,609,397

MEDICAL-HOSPITALS - 1.44%
Cepheid, Inc. *                                           172,399      1,274,029
Lifepoint Hospitals, Inc. *                                56,800      2,483,864
                                                                    ------------
                                                                       3,757,893

METAL & METAL PRODUCTS - 2.42%
Commercial Metals Company                                  56,900      1,919,806
Crown Holdings, Inc. *                                    133,800      2,132,772
Matthews International Corp., Class A                      60,000      2,267,400
                                                                    ------------
                                                                       6,319,978

PETROLEUM SERVICES - 5.76%
Cal Dive International, Inc. *                             33,800      2,143,258
Core Laboratories NV *                                     71,100      2,293,686
Grey Wolf, Inc. *                                         271,500      2,288,745
McDermott International, Inc. *                           105,200      3,851,372
Superior Energy Services, Inc. *                           90,000      2,078,100
W-H Energy Services, Inc. *                                73,500      2,382,870
                                                                    ------------
                                                                      15,038,031

PHARMACEUTICALS - 1.79%
First Horizon Pharmaceutical Corp. *                       84,000      1,669,080
Medicis Pharmaceutical Corp., Class A                      31,700      1,032,152
Salix Pharmaceuticals, Ltd. *                              92,900      1,974,125
                                                                    ------------
                                                                       4,675,357

RAILROADS & EQUIPMENT - 0.52%
Genesee & Wyoming, Inc., Class A *                         42,600      1,350,420

REAL ESTATE - 1.27%
Equity Inns, Inc., REIT                                   246,200      3,323,700

RETAIL TRADE - 6.20%
Aaron Rents, Inc., Class B                                 46,200        977,130
BJ's Wholesale Club, Inc. *                                57,800   $  1,606,840
Coldwater Creek, Inc. *                                    79,656      2,008,924
Hibbett Sporting Goods, Inc. *                            121,500      2,703,375
Pantry, Inc. *                                             71,600      2,675,692
Payless ShoeSource, Inc. *                                 97,100      1,689,540
Stein Mart, Inc.                                          114,000      2,314,200
The Men's Wearhouse, Inc. *                                82,650      2,206,755
                                                                    ------------
                                                                      16,182,456

SEMICONDUCTORS - 6.13%
ATMI, Inc. *                                               72,100      2,235,100
Emulex Corp. *                                            140,500      2,839,505
LSI Logic Corp. *                                         272,000      2,679,200
Microsemi Corp. *                                          87,000      2,221,980
MIPS Technologies, Inc., Class A *                        180,600      1,233,498
MKS Instruments, Inc. *                                    79,600      1,371,508
ON Semiconductor Corp. *                                  417,800      2,160,026
Skyworks Solutions, Inc. *                                180,800      1,269,216
                                                                    ------------
                                                                      16,010,033

SOFTWARE - 3.18%
ANSYS, Inc. *                                              45,300      1,743,597
Hyperion Solutions Corp. *                                 25,400      1,235,710
Parametric Technology Corp. *                             392,100      2,732,937
Transaction Systems
   Architects, Inc., Class A *                             92,800      2,584,480
                                                                    ------------
                                                                       8,296,724

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.23%
Arris Group, Inc. *                                       125,000      1,482,500
ECI Telecom, Ltd. *                                       207,400      1,731,790
                                                                    ------------
                                                                       3,214,290

TRUCKING & FREIGHT - 1.28%
Old Dominion Freight Lines, Inc. *                         42,795      1,433,205
Plains All American Pipeline, LP                           45,000      1,918,350
                                                                    ------------
                                                                       3,351,555
                                                                    ------------
TOTAL COMMON STOCKS (Cost $214,657,022)                             $254,312,966
                                                                    ------------

SHORT TERM INVESTMENTS - 3.33%
Federal Home Loan Mortgage Discount Notes
   3.585% due 10/11/2005                               $7,500,000   $  7,492,531
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                             1,200,000      1,199,747
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $8,692,278)                                                $  8,692,278
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------   ------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $83,021 on
   10/03/2005, collateralized by
   $65,000 U.S. Treasury Bonds, 7.125%
   due 02/15/2023 (valued at $85,272,
   including interest) (c)                               $83,000   $     83,000
                                                         -------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $83,000)                                                  $     83,000
                                                                   ------------
TOTAL INVESTMENTS (EMERGING GROWTH TRUST)
   (COST $223,432,300) - 100.80%                                   $263,088,244
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.80)%                      (2,088,950)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $260,999,294
                                                                   ============

EMERGING SMALL COMPANY TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.61%
ADVERTISING - 1.61%
Marchex, Inc. *                                            283,000   $ 4,686,480
ValueClick, Inc. *                                         220,900     3,775,181
                                                                     -----------
                                                                       8,461,661

AEROSPACE - 0.61%
Orbital Sciences Corp., Class A *                          259,200     3,240,000

AIR TRAVEL - 0.50%
Republic Airways Holdings, Inc. *                          183,500     2,625,885

APPAREL & TEXTILES - 0.07%
Volcom, Inc. *                                              12,500       350,125

BANKING - 3.57%
Cathay General Bancorp, Inc.                                 8,000       283,680
Doral Financial Corp.                                      189,100     2,471,537
East West Bancorp, Inc.                                     92,700     3,155,508
First State Bancorporation                                 170,400     3,610,776
Franklin Bank Corp. *                                       92,400     1,492,260
Greater Bay Bancorp                                         93,700     2,308,768
Hancock Holding Company                                     59,600     2,034,744
Signature Bank *                                            61,700     1,665,283
Westamerica Bancorporation                                  34,600     1,787,090
                                                                     -----------
                                                                      18,809,646

BIOTECHNOLOGY - 3.78%
Coley Pharmaceutical Group, Inc. *                         164,000     2,984,800
Digene Corp. *                                             128,900     3,673,650
Molecular Devices Corp. *                                  114,200     2,385,638
Serologicals Corp. *                                       137,600     3,104,256
Telik, Inc. *                                              234,500     3,836,420
Trimeris, Inc. *                                           257,600     3,951,584
                                                                     -----------
                                                                      19,936,348

BROADCASTING - 0.66%
Entravision Communications Corp., Class A *                443,400   $ 3,489,558

BUSINESS SERVICES - 7.18%
BearingPoint, Inc. *                                       456,400     3,464,076
CDI Corp.                                                  139,900     4,132,646
Entrust Technologies, Inc. *                               564,800     3,162,880
Global Cash Access, Inc. *                                  21,600       304,560
Global Payments, Inc.                                       89,200     6,932,624
Jackson Hewitt Tax Service, Inc.                            97,200     2,324,052
Kanbay International, Inc. *                                57,000     1,071,600
LECG Corp. *                                               145,000     3,335,000
MAXIMUS, Inc.                                              141,300     5,051,475
NCO Group, Inc. *                                          146,000     3,016,360
Quest Software, Inc. *                                     337,400     5,084,618
                                                                     -----------
                                                                      37,879,891

CELLULAR COMMUNICATIONS - 0.42%
Jamdat Mobile, Inc *                                       105,300     2,211,300

CHEMICALS - 4.28%
Cabot Corp.                                                136,000     4,489,360
Cabot Microelectronics Corp. *                              87,100     2,558,998
FMC Corp. *                                                127,200     7,278,384
Minerals Technologies, Inc.                                 90,500     5,177,505
Westlake Chem Corp.                                        112,800     3,054,624
                                                                     -----------
                                                                      22,558,871

COMMERCIAL SERVICES - 0.59%
TNS, Inc. *                                                128,800     3,123,400

COMPUTERS & BUSINESS EQUIPMENT - 3.58%
FileNET Corp. *                                            240,300     6,704,370
Henry, Jack & Associates, Inc.                             166,300     3,226,220
Lasercard Corp. *                                           15,000       133,050
Micros Systems, Inc. *                                      87,100     3,810,625
National Instruments Corp.                                 203,000     5,001,920
                                                                     -----------
                                                                      18,876,185

CONSTRUCTION MATERIALS - 0.25%
Clarcor, Inc.                                               45,500     1,306,760

CRUDE PETROLEUM & NATURAL GAS - 0.99%
Spinnaker Exploration Company *                             80,500     5,207,545

DOMESTIC OIL - 2.42%
Denbury Resources, Inc. *                                  103,200     5,205,408
Oil States International, Inc. *                           208,700     7,577,897
                                                                     -----------
                                                                      12,783,305

DRUGS & HEALTH CARE - 1.81%
IDX Systems Corp. *                                         74,400     3,212,592
Impax Laboratories, Inc. *                                 293,000     3,554,090
Parexel International Corp. *                              138,500     2,782,465
                                                                     -----------
                                                                       9,549,147
EDUCATIONAL SERVICES - 0.33%
Lincoln Educational Services Corp. *                       149,500     1,762,605

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT - 2.56%
AMETEK, Inc.                                                  72,500   $ 3,115,325
Greatbatch, Inc. *                                           221,200     6,069,728
Tektronix, Inc.                                              170,100     4,291,623
                                                                       -----------
                                                                        13,476,676

ELECTRONICS - 3.52%
Electro Scientific Industries, Inc. *                        217,024     4,852,657
FLIR Systems, Inc. *                                         162,400     4,803,792
Trimble Navigation, Ltd. *                                   128,749     4,337,554
Varian, Inc. *                                               132,600     4,550,832
                                                                       -----------
                                                                        18,544,835

ENERGY - 0.92%
Headwaters, Inc. *                                           129,600     4,847,040

FINANCIAL SERVICES - 3.93%
Advance America Cash Advance Centers, Inc.                   178,000     2,358,500
Capitalsource Inc. *                                         263,300     5,739,940
Financial Federal Corp.                                      123,400     4,911,320
GFI Group, Inc. *                                             62,400     2,569,008
Heartland Payment Systems, Inc. *                             23,700       565,482
National Financial Partners Corp.                            101,000     4,559,140
                                                                       -----------
                                                                        20,703,390

GAS & PIPELINE UTILITIES - 0.31%
Bill Barrett Corp. *                                          44,300     1,631,126

HEALTHCARE PRODUCTS - 3.98%
Advanced Neuromodulation Systems, Inc. *                      76,400     3,625,944
American Medical Systems Holdings, Inc. *                    237,700     4,789,655
Merit Medical Systems, Inc. *                                221,200     3,924,088
STERIS Corp.                                                 142,400     3,387,696
Symmetry Medical, Inc. *                                      82,200     1,948,140
The Medicines Company *                                      144,900     3,334,149
                                                                       -----------
                                                                        21,009,672

HEALTHCARE SERVICES - 3.39%
LabOne, Inc. *                                                77,800     3,384,300
Sierra Health Services, Inc. *                                87,000     5,991,690
Symbion, Inc. *                                              104,700     2,708,589
United Surgical Partners International, Inc. *               147,799     5,780,419
                                                                       -----------
                                                                        17,864,998

HOTELS & RESTAURANTS - 3.77%
BJ's Restaurants, Inc. *                                      86,800     1,773,324
Four Seasons Hotels, Inc.                                     38,000     2,181,200
La Quinta Corp. *                                            514,800     4,473,612
Orient Express Hotels, Ltd.                                  165,100     4,692,142
P.F. Chang's China Bistro, Inc. *                             59,400     2,662,902
Panera Bread Company, Class A *                               80,100     4,099,518
                                                                       -----------
                                                                        19,882,698

INDUSTRIAL MACHINERY - 2.31%
Flowserve Corp. *                                            219,100     7,964,285
Manitowoc, Inc.                                               83,700   $ 4,205,925
                                                                       -----------
                                                                        12,170,210

INSURANCE - 0.64%
Aspen Insurance Holdings Ltd                                  66,200     1,956,210
EMC Insurance Group, Inc.                                     77,500     1,398,875
                                                                       -----------
                                                                         3,355,085

INTERNET CONTENT - 0.44%
RightNow Technologies, Inc. *                                156,500     2,303,680

INTERNET RETAIL - 0.40%
NetIQ Corp. *                                                172,500     2,111,400

INTERNET SERVICE PROVIDER - 1.02%
Avocent Corp. *                                              169,396     5,359,689

INTERNET SOFTWARE - 0.51%
Sapient Corp. *                                              430,000     2,687,500

INVESTMENT COMPANIES - 0.44%
Ares Cap Corp.                                               143,631     2,338,313

LEISURE TIME - 1.96%
Gaylord Entertainment Company *                               52,700     2,511,155
Penn National Gaming, Inc. *                                 250,900     7,805,499
                                                                       -----------
                                                                        10,316,654

LIFE SCIENCES - 0.97%
Pharmaceutical Product Development, Inc. *                    88,800     5,106,888

MANUFACTURING - 1.10%
Coherent, Inc. *                                             116,600     3,414,048
Mettler-Toledo International, Inc. *                          46,300     2,360,374
                                                                       -----------
                                                                         5,774,422

MEDICAL-HOSPITALS - 2.86%
Centene Corp. *                                              100,700     2,520,521
Psychiatric Solutions, Inc. *                                 91,100     4,940,353
RehabCare Group, Inc. *                                      107,900     2,214,108
VCA Antech, Inc. *                                           212,500     5,423,000
                                                                       -----------
                                                                        15,097,982

MINING - 0.54%
Alpha Natural Resources, Inc. *                               95,400     2,865,816

MOBILE HOMES - 0.57%
Winnebago Industries, Inc.                                   103,700     3,004,189

PETROLEUM SERVICES - 3.73%
Cal Dive International, Inc. *                               185,300    11,749,873
Superior Energy Services, Inc. *                             343,300     7,926,797
                                                                       -----------
                                                                        19,676,670

PHARMACEUTICALS - 2.00%
Adams Respiratory Therapeutics, Inc. *                        25,700       829,853
Angiotech Pharmaceuticals, Inc. *                            255,200     3,577,904
Pharmion Corp. *                                              81,800     1,784,058
Prestige Brands Holdings, Inc. *                             149,800     1,845,536

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Taro Pharmaceutical Industries, Ltd. *                     98,380   $  2,531,317
                                                                    ------------
                                                                      10,568,668

REAL ESTATE - 2.43%
Innkeepers USA Trust, REIT                                206,100      3,184,245
Jones Lang Lasalle, Inc.                                   95,300      4,389,518
MeriStar Hospitality Corp., REIT *                        575,699      5,256,132
                                                                    ------------
                                                                      12,829,895

RETAIL TRADE - 2.92%
Cost Plus, Inc. *                                         190,600      3,459,390
Fred's, Inc., Class A                                      34,900        436,599
Hot Topic, Inc. *                                         180,450      2,771,712
Regis Corp.                                                51,700      1,955,294
Tractor Supply Company *                                   79,800      3,642,870
Tuesday Morning Corp.                                     121,900      3,153,553
                                                                    ------------
                                                                      15,419,418

SANITARY SERVICES - 0.56%
Waste Connections, Inc. *                                  84,800      2,974,784

SEMICONDUCTORS - 7.93%
Actel Corp. *                                             256,100      3,703,206
Exar Corp. *                                               60,702        851,042
FormFactor, Inc. *                                         72,300      1,649,886
Integrated Device Technology, Inc. *                      191,100      2,052,414
Microsemi Corp. *                                         159,700      4,078,738
Microtune, Inc. *                                         466,300      2,905,049
Photronics, Inc. *                                         92,200      1,788,680
Power Integrations, Inc. *                                217,400      4,728,450
Semtech Corp. *                                           347,200      5,718,384
Silicon Laboratories, Inc. *                              177,400      5,391,186
Varian Semiconductor Equipment Associates, Inc. *         198,200      8,397,734
ZILOG, Inc. *                                             208,700        553,055
                                                                    ------------
                                                                      41,817,824

SOFTWARE - 2.46%
Hyperion Solutions Corp. *                                137,600      6,694,240
Micromuse, Inc. *                                         349,100      2,750,908
THQ, Inc. *                                               166,350      3,546,582
                                                                    ------------
                                                                      12,991,730

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.66%
Arris Group, Inc. *                                       304,900      3,616,114
Essex Corp. *                                             220,100      4,769,567
Viasat, Inc. *                                            218,900      5,614,785
                                                                    ------------
                                                                      14,000,466

TRUCKING & FREIGHT - 4.13%
Forward Air Corp.                                         189,600      6,984,864
Knight Transportation, Inc.                               193,550      4,714,878
Landstar Systems, Inc.                                     81,000      3,242,430
Oshkosh Truck Corp.                                        69,000      2,978,040
Wabash National Corp.                                     195,900   $  3,851,394
                                                                    ------------
                                                                      21,771,606
                                                                    ------------
TOTAL COMMON STOCKS (Cost $437,524,282)                             $514,675,556
                                                                    ------------

REPURCHASE AGREEMENTS - 2.15%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $11,323,651 on
   10/3/2005, collateralized by
   $11,845,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $11,548,875, including interest) (c)               $11,322,000   $ 11,322,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,322,000)                                               $ 11,322,000
                                                                    ------------

TOTAL INVESTMENTS (EMERGING SMALL COMPANY TRUST)
   (COST $448,846,282) - 99.76%                                     $525,997,556
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%                          1,259,376
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $527,256,932
                                                                    ============

EQUITY-INCOME TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS - 95.34%

AEROSPACE - 3.03%
Honeywell International, Inc.                           1,005,900   $ 37,721,250
Lockheed Martin Corp.                                     409,100     24,971,464
Raytheon Company                                          594,100     22,587,682
                                                                    ------------
                                                                      85,280,396

ALUMINUM - 0.64%
Alcoa, Inc.                                               740,100     18,073,242

AUTO PARTS - 0.62%
Genuine Parts Company                                     404,750     17,363,775

AUTOMOBILES - 0.17%
General Motors Corp.                                      152,700      4,674,147

BANKING - 3.91%
Bank of America Corp.                                     483,946     20,374,127
Fifth Third Bancorp                                       626,162     22,998,930
Mercantile Bankshares Corp.                               184,650      9,948,942
National City Corp.                                       310,400     10,379,776
Northern Trust Corp.                                      212,500     10,741,875
SunTrust Banks, Inc.                                      299,200     20,779,440
Wells Fargo Company                                       193,900     11,356,723
Wilmington Trust Corp.                                     95,600      3,484,620
                                                                    ------------
                                                                     110,064,433

BIOTECHNOLOGY - 0.74%
MedImmune, Inc. *                                         615,200     20,701,480

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

BROADCASTING - 1.37%
Viacom, Inc., Class B                                   1,165,500   $ 38,473,155

BUSINESS SERVICES - 0.42%
Cendant Corp.                                             565,600     11,673,984

CABLE AND TELEVISION - 2.69%
Comcast Corp., Class A *                                1,034,461     30,392,464
EchoStar Communications Corp., Class A                    249,800      7,386,586
Time Warner, Inc.                                       2,087,300     37,801,003
                                                                    ------------
                                                                      75,580,053

CELLULAR COMMUNICATIONS - 0.82%
Motorola, Inc.                                          1,043,200     23,044,288

CHEMICALS - 1.32%
Chemtura Corp.                                            470,324      5,841,424
E.I. Du Pont De Nemours & Company                         624,000     24,442,080
Hercules, Inc. *                                          561,600      6,862,752
                                                                    ------------
                                                                      37,146,256

COMPUTERS & BUSINESS EQUIPMENT - 2.45%
Hewlett-Packard Company                                 1,112,399     32,482,051
International Business Machines Corp.                     454,200     36,435,924
                                                                    ------------
                                                                      68,917,975

CONSTRUCTION MATERIALS - 0.61%
Vulcan Materials Company                                  230,800     17,127,668

COSMETICS & TOILETRIES - 3.08%
Avon Products, Inc.                                       550,900     14,874,300
Colgate-Palmolive Company                                 638,500     33,706,415
International Flavors & Fragrances, Inc.                  558,500     19,904,940
Kimberly-Clark Corp.                                      305,600     18,192,368
                                                                    ------------
                                                                      86,678,023

CRUDE PETROLEUM & NATURAL GAS - 3.33%
Amerada Hess Corp.                                        271,900     37,386,250
ChevronTexaco Corp.                                       868,660     56,228,362
                                                                    ------------
                                                                      93,614,612

DRUGS & HEALTH CARE - 1.14%
Wyeth                                                     695,000     32,157,650

ELECTRICAL EQUIPMENT - 3.55%
Cooper Industries, Ltd., Class A                          293,800     20,313,332
Emerson Electric Company                                  142,000     10,195,600
General Electric Company                                2,056,500     69,242,355
                                                                    ------------
                                                                      99,751,287

ELECTRICAL UTILITIES - 0.79%
FirstEnergy Corp.                                         330,775     17,239,993
TECO Energy, Inc.                                         270,300      4,870,806
                                                                    ------------
                                                                      22,110,799

ELECTRONICS - 0.76%
Agilent Technologies, Inc. *                              237,500      7,778,125
Sony Corp.                                                415,100     13,666,296
                                                                    ------------
                                                                      21,444,421

ENERGY - 2.42%
Duke Energy Corp.                                       1,008,500   $ 29,417,945
Progress Energy, Inc.                                     486,500     21,770,875
Xcel Energy, Inc.                                         867,300     17,007,753
                                                                    ------------
                                                                      68,196,573

FINANCIAL SERVICES - 7.98%
Bank of Ireland - London                                  677,600     10,703,355
Charles Schwab Corp.                                    2,012,800     29,044,704
Citigroup, Inc.                                           380,796     17,333,834
Federal National Mortgage Association                     277,800     12,450,996
Janus Capital Group, Inc.                                 415,100      5,998,195
JPMorgan Chase & Company                                1,660,314     56,334,454
Mellon Financial Corp.                                    900,500     28,788,985
Morgan Stanley                                            694,500     37,461,330
State Street Corp. (c)                                    540,100     26,421,692
                                                                    ------------
                                                                     224,537,545

FOOD & BEVERAGES - 3.80%
Campbell Soup Company                                     657,600     19,563,600
ConAgra Foods, Inc.                                       338,300      8,372,925
General Mills, Inc.                                       521,400     25,131,480
McCormick & Company, Inc.                                 276,500      9,022,195
Sara Lee Corp.                                            123,700      2,344,115
The Coca-Cola Company                                     806,100     34,815,459
Unilever NV                                               106,600      7,603,039
                                                                    ------------
                                                                     106,852,813

GAS & PIPELINE UTILITIES - 1.01%
NiSource, Inc.                                          1,166,600     28,290,050

HEALTHCARE PRODUCTS - 2.22%
Baxter International, Inc.                                453,800     18,093,006
Boston Scientific Corp. *                                 522,900     12,220,173
Johnson & Johnson                                         509,400     32,234,832
                                                                    ------------
                                                                      62,548,011

HOTELS & RESTAURANTS - 0.58%
McDonald's Corp.                                          484,300     16,219,207

HOUSEHOLD PRODUCTS - 1.58%
Fortune Brands, Inc.                                      242,500     19,722,525
Newell Rubbermaid, Inc.                                 1,096,100     24,826,665
                                                                    ------------
                                                                      44,549,190

INDUSTRIAL MACHINERY - 1.40%
Deere & Company                                           383,500     23,470,200
Pall Corp.                                                580,200     15,955,500
                                                                    ------------
                                                                      39,425,700

INSURANCE - 6.18%
American International Group, Inc.                        362,365     22,452,135
Chubb Corp.                                               225,200     20,166,660
Lincoln National Corp.                                    454,698     23,653,390
Marsh & McLennan Companies, Inc.                        1,595,100     48,475,089
SAFECO Corp.                                              258,100     13,777,378

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ---------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
St. Paul Travelers Companies, Inc.                      576,549   $   25,869,754
UnumProvident Corp.                                     955,600       19,589,800
                                                                  --------------
                                                                     173,984,206

INTERNATIONAL OIL - 2.37%
Anadarko Petroleum Corp.                                244,500       23,410,875
Royal Dutch Shell PLC-ADR A                             659,300       43,276,452
                                                                  --------------
                                                                      66,687,327

INTERNET SOFTWARE - 0.34%
Cisco Systems, Inc. *                                   537,400        9,635,582

LEISURE TIME - 0.83%
Walt Disney Company                                     965,200       23,290,276

LIQUOR - 1.27%
Anheuser-Busch Companies, Inc.                          831,100       35,770,544

MANUFACTURING - 0.69%
Eaton Corp.                                             173,700       11,038,635
Rockwell Automation, Inc.                                65,500        3,464,950
Tyco International, Ltd.                                177,100        4,932,235
                                                                  --------------
                                                                      19,435,820

METAL & METAL PRODUCTS - 0.23%
Inco, Ltd.                                              139,000        6,581,650

NEWSPAPERS - 1.23%
Dow Jones & Company, Inc.                               604,500       23,085,855
Knight-Ridder, Inc.                                     198,300       11,636,244
                                                                  --------------
                                                                      34,722,099

OFFICE FURNISHINGS & SUPPLIES - 0.78%
Avery Dennison Corp.                                    418,800       21,940,932

PAPER - 1.73%
International Paper Company                           1,251,525       37,295,445
MeadWestvaco Corp.                                      411,600       11,368,392
                                                                  --------------
                                                                      48,663,837

PETROLEUM SERVICES - 3.55%
BP PLC-Sponsored ADR                                    397,192       28,141,053
Exxon Mobil Corp.                                       908,324       57,714,907
Schlumberger, Ltd.                                      164,800       13,905,824
                                                                  --------------
                                                                      99,761,784

PHARMACEUTICALS - 4.25%
Abbott Laboratories                                     429,900       18,227,760
Bristol-Myers Squibb Company                          1,386,300       33,354,378
Merck & Company, Inc.                                 1,213,800       33,027,498
Pfizer, Inc.                                            558,900       13,955,733
Schering-Plough Corp.                                 1,004,400       21,142,620
                                                                  --------------
                                                                     119,707,989

PHOTOGRAPHY - 0.60%
Eastman Kodak Company                                   697,900       16,979,907

PUBLISHING - 2.01%
The New York Times Company, Class A                   1,116,600       33,218,850
Tribune Company                                         691,300   $   23,428,157
                                                                  --------------
                                                                      56,647,007

RAILROADS & EQUIPMENT - 2.02%
Norfolk Southern Corp.                                  454,400       18,430,464
Union Pacific Corp.                                     533,700       38,266,290
                                                                  --------------
                                                                      56,696,754

REAL ESTATE - 0.49%
Simon Property Group, Inc., REIT                        185,200       13,727,024

RETAIL GROCERY - 0.12%
Sysco Corp.                                             104,100        3,265,617

RETAIL TRADE - 2.19%
Home Depot, Inc.                                        399,600       15,240,744
RadioShack Corp.                                        518,500       12,858,800
Wal-Mart Stores, Inc.                                   767,900       33,649,378
                                                                  --------------
                                                                      61,748,922

SANITARY SERVICES - 0.73%
Waste Management, Inc.                                  718,322       20,551,192

SEMICONDUCTORS - 1.84%
Analog Devices, Inc.                                    504,000       18,718,560
Intel Corp.                                             579,900       14,294,535
Texas Instruments, Inc.                                 553,600       18,767,040
                                                                  --------------
                                                                      51,780,135

SOFTWARE - 1.26%
Microsoft Corp.                                       1,382,400       35,569,152

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.01%
Lucent Technologies, Inc. *                           1,768,800        5,748,600
Nokia Oyj-Sponsored ADR                               1,047,800       17,718,298
SBC Communications, Inc.                                932,619       22,354,877
Telus Corp. - Non Voting Shares                         154,800        6,306,552
Telus Corp.                                             105,700        4,416,648
                                                                  --------------
                                                                      56,544,975

TELEPHONE - 4.35%
ALLTEL Corp.                                            466,600       30,380,326
AT&T Corp.                                              959,390       18,995,922
Qwest Communications International, Inc. *            4,249,200       17,421,720
Sprint Corp.                                          1,230,100       29,251,778
Verizon Communications, Inc.                            803,252       26,258,308
                                                                  --------------
                                                                     122,308,054

TOBACCO - 0.48%
UST, Inc.                                               322,900       13,516,594

TOYS, AMUSEMENTS & SPORTING GOODS - 0.78%
Mattel, Inc.                                          1,321,500       22,042,620

TRAVEL SERVICES - 0.58%
American Express Company                                285,900       16,422,096
                                                      ---------   --------------
TOTAL COMMON STOCKS (Cost $2,438,865,891)                         $2,682,478,828
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
PREFERRED STOCKS - 0.22%

INSURANCE - 0.22%
UnumProvident Corp. *                                   196,800   $    6,346,800
                                                   ------------   --------------
TOTAL PREFERRED STOCKS (Cost $4,920,000)                          $    6,346,800
                                                                  --------------
CORPORATE BONDS - 0.33%

TELECOMMUNICATIONS EQUIPMENT &

SERVICES - 0.33%

Lucent Technologies, Inc.
   8.00% due 08/01/2031                            $  8,885,000        9,173,763
                                                   ------------   --------------

TOTAL CORPORATE BONDS (Cost $9,254,832)                           $    9,173,763

SHORT TERM INVESTMENTS - 3.93%

T. Rowe Price Reserve Investment Fund
   3.066% due 09/19/2034 (c)                       $110,523,943   $  110,523,942
                                                   ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $110,523,942)                                            $  110,523,942
                                                                  --------------
REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $3,080,449 on
   10/3/2005, collateralized by
   $3,180,000 U.S. Treasury Notes,
   3.375% due 10/15/2009 (valued at
   $3,144,225, including interest) (c)             $  3,080,000   $    3,080,000
                                                   ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,080,000)                                              $    3,080,000
                                                                  --------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
   (COST $2,566,644,665) - 99.93%                                 $2,811,603,333

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%                          1,865,493
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,813,468,826
                                                                  ==============

FINANCIAL SERVICES TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS - 98.59%

BANKING - 14.52%
Commerce Bancorp, Inc. (a)                                218,600   $  6,708,834
Golden West Financial Corp.                               110,800      6,580,412
Wells Fargo Company                                       119,400      6,993,258
                                                                    ------------
                                                                      20,282,504

BUSINESS SERVICES - 12.89%
Dun & Bradstreet Corp. *                                   69,300      4,564,791
H & R Block, Inc.                                         270,000      6,474,600
Moody's Corp.                                             136,400      6,967,312
                                                                    ------------
                                                                      18,006,703

CONTAINERS & GLASS - 2.33%
Sealed Air Corp. *                                         68,500      3,251,010

FINANCIAL SERVICES - 20.20%
Citigroup, Inc.                                            16,100   $    732,872
First Marblehead Corp. (a)                                 94,400      2,397,760
JPMorgan Chase & Company                                  163,948      5,562,756
Merrill Lynch & Company, Inc.                             105,300      6,460,155
T. Rowe Price Group, Inc.                                  98,000      6,399,400
The Goldman Sachs Group, Inc.                              54,800      6,662,584
                                                                    ------------
                                                                      28,215,527

HOLDINGS COMPANIES/CONGLOMERATES - 7.22%
Berkshire Hathaway, Inc., Class A *                             6        492,000
Berkshire Hathaway, Inc., Class B *                         2,200      6,008,200
Loews Corp.                                                38,700      3,576,267
                                                                    ------------
                                                                      10,076,467

INSURANCE - 20.80%
American International Group, Inc.                        112,400      6,964,304
China Life Insurance Company, Ltd., ADR * (a)              31,900        984,434
Cincinnati Financial Corp.                                103,958      4,354,800
Everest Re Group, Ltd.                                     33,400      3,269,860
FPIC Insurance Group, Inc. * (a)                           46,500      1,673,535
Markel Corp. *                                              9,800      3,238,900
Progressive Corp.                                          31,500      3,300,255
Transatlantic Holdings, Inc. (a)                           92,237      5,257,509
                                                                    ------------
                                                                      29,043,597

MANUFACTURING - 4.71%
Tyco International, Ltd.                                  236,400      6,583,740

TOBACCO - 3.30%
Altria Group, Inc.                                         62,500      4,606,875

TRAVEL SERVICES - 12.62%
American Express Company                                  306,700     17,616,848
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $110,852,824)                             $137,683,271
                                                                    ------------
SHORT TERM INVESTMENTS - 13.26%
Rabobank USA Financial Corp.
   3.87% due 10/03/2005                               $ 1,892,000   $  1,891,593

State Street Navigator Securities Lending
   Prime Portfolio (c)                                 16,634,283     16,634,283
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $18,525,876)                                               $ 18,525,876
                                                                    ------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
   (COST $129,378,700) - 111.85%                                    $156,209,147
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.85)%                     (16,554,570)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $139,654,577
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS - 92.57%

AUTO PARTS - 0.59%
AutoZone, Inc. *                                           82,500   $  6,868,125

BANKING - 6.48%
Fifth Third Bancorp                                       240,300      8,826,219
Golden West Financial Corp.                               529,100     31,423,249
Lloyds TSB Group PLC-Sponsored ADR                        231,300      7,686,099
Wells Fargo Company                                       482,200     28,242,454
                                                                    ------------
                                                                      76,178,021

BUSINESS SERVICES - 4.82%
Dun & Bradstreet Corp. *                                   99,400      6,547,478
H & R Block, Inc.                                         661,800     15,869,964
Iron Mountain, Inc. *                                     452,600     16,610,420
Moody's Corp.                                             288,400     14,731,472
WPP Group PLC-Sponsored ADR                                56,700      2,898,504
                                                                    ------------
                                                                      56,657,838

CABLE AND TELEVISION - 3.02%
Comcast Corp.-Special Class A *                         1,231,800     35,451,204

COMPUTERS & BUSINESS EQUIPMENT - 1.56%
Hewlett-Packard Company                                   241,200      7,043,040
Lexmark International, Inc. *                             185,700     11,336,985
                                                                    ------------
                                                                      18,380,025

CONSTRUCTION MATERIALS - 1.57%
Martin Marietta Materials, Inc.                           121,400      9,525,044
Vulcan Materials Company                                  119,600      8,875,516
                                                                    ------------
                                                                      18,400,560

CONTAINERS & GLASS - 2.06%
Sealed Air Corp. *                                        511,100     24,256,806

COSMETICS & TOILETRIES - 0.75%
Avon Products, Inc.                                       328,000      8,856,000

CRUDE PETROLEUM & NATURAL GAS - 7.66%
Devon Energy Corp.                                        474,500     32,569,680
EOG Resources, Inc.                                       401,700     30,087,330
Occidental Petroleum Corp.                                320,900     27,414,487
                                                                    ------------
                                                                      90,071,497

DRUGS & HEALTH CARE - 0.36%
Novartis AG                                                83,800      4,268,014

FINANCIAL SERVICES - 10.04%
Citigroup, Inc.                                           614,100     27,953,832
HSBC Holdings PLC                                       2,079,039     33,733,255
JPMorgan Chase & Company                                1,188,920     40,340,056
Morgan Stanley                                            130,100      7,017,594
State Street Corp. (c)                                     42,300      2,069,316
Takefuji Corp.                                             87,680      6,849,093
                                                                    ------------
                                                                     117,963,146

FOOD & BEVERAGES - 2.66%
Diageo PLC-Sponsored ADR                                  231,300     13,417,713
Heineken Holding NV                                       279,525      8,267,866
Hershey Foods Corp.                                       169,100   $  9,522,021
                                                                    ------------
                                                                      31,207,600

HEALTHCARE SERVICES - 2.36%
Cardinal Health, Inc.                                     210,200     13,335,088
HCA, Inc.                                                 300,900     14,419,128
                                                                    ------------
                                                                      27,754,216

HOLDINGS COMPANIES/CONGLOMERATES - 5.63%
Berkshire Hathaway, Inc., Class A *                           478     39,196,000
China Merchants Holdings International
   Company, Ltd. *                                      1,926,000      4,295,477
Loews Corp.                                               245,000     22,640,450
                                                                    ------------
                                                                      66,131,927

HOUSEHOLD PRODUCTS - 0.14%
Hunter Douglas NV                                          33,376      1,594,498

INDUSTRIALS - 0.28%
Cosco Pacific, Ltd.                                     1,706,000      3,320,970

INSURANCE - 10.84%
American International Group, Inc.                        881,700     54,630,132
Aon Corp.                                                 273,900      8,786,712
Chubb Corp.                                                38,100      3,411,855
Markel Corp. *                                              2,600        859,300
Marsh & McLennan Companies, Inc.                          300,300      9,126,117
Principal Financial Group, Inc.                            86,300      4,088,031
Progressive Corp.                                         319,100     33,432,107
Sun Life Financial, Inc.                                   51,000      1,911,990
Transatlantic Holdings, Inc.                              196,012     11,172,684
                                                                    ------------
                                                                     127,418,928

INTERNATIONAL OIL - 3.18%
ConocoPhillips                                            534,626     37,375,704

INTERNET RETAIL - 0.36%
Expedia, Inc *                                             92,899      1,840,329
IAC/InterActiveCorp *                                      92,899      2,354,990
                                                                    ------------
                                                                       4,195,319

MANUFACTURING - 3.82%
Tyco International, Ltd.                                1,611,656     44,884,620

PETROLEUM SERVICES - 0.81%
Transocean, Inc. *                                        155,100      9,509,181

PHARMACEUTICALS - 1.65%
Caremark Rx, Inc. *                                       223,100     11,139,383
Eli Lilly & Company                                       154,100      8,247,432
                                                                    ------------
                                                                      19,386,815

PUBLISHING - 1.34%
Gannett Company, Inc.                                      62,900      4,329,407
Lagardere S.C.A                                           160,400     11,420,878
                                                                    ------------
                                                                      15,750,285

REAL ESTATE - 1.44%
CenterPoint Properties Corp., REIT                        378,500     16,956,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 4.38%
Costco Wholesale Corp.                                  918,942   $   39,597,211
Wal-Mart Stores, Inc.                                   271,500       11,897,130
                                                                  --------------
                                                                      51,494,341

SOFTWARE - 1.34%
Microsoft Corp.                                         612,400       15,757,052

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.20%
Nokia Oyj-Sponsored ADR                                 169,700        2,869,627
NTL, Inc. *                                              38,900        2,598,520
SK Telecom Company, Ltd., ADR                           192,100        4,195,464
Telewest Global, Inc. *                                 194,000        4,452,300
                                                                  --------------
                                                                      14,115,911

TOBACCO - 5.11%
Altria Group, Inc.                                      814,600       60,044,166

TRANSPORTATION - 0.80%
Harley-Davidson, Inc.                                   194,600        9,426,424

TRAVEL SERVICES - 5.61%
American Express Company                              1,148,700       65,981,328

TRUCKING & FREIGHT - 0.71%
Kuehne & Nagel International AG                           7,050        1,750,194
United Parcel Service, Inc., Class B                     95,600        6,608,828
                                                                  --------------
                                                                       8,359,022
                                                                  --------------
TOTAL COMMON STOCKS (Cost $876,627,660)                           $1,088,016,343
                                                                  --------------

CONVERTIBLE BONDS - 0.16%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.16%
Level 3 Communications, Inc.
   10.00% due 05/01/2011 (e)                        $ 2,000,000        1,842,057
                                                    -----------   --------------
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)                         $    1,842,057
                                                                  --------------

SHORT TERM INVESTMENTS - 6.75%
Rabobank USA Financial Corp.
   3.87% due 10/03/2005                             $19,366,000   $   19,361,836
San Paolo IMI U.S. Financial Company
   3.82% due 10/05/2005                              40,000,000       39,983,022
UBS Americas, Inc.
   3.86% due 10/03/2005                              20,006,000       20,001,710
                                                    -----------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $79,346,568)                                             $   79,346,568
                                                                  --------------

TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)
   (COST $957,974,228) - 99.48%                                   $1,169,204,968

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.52%                          6,061,250
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,175,266,218
                                                                  ==============

GLOBAL TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.47%

AUSTRALIA - 1.60%
National Australia Bank, Ltd.                               93,520   $ 2,362,326
Qantas Airways, Ltd., ADR                                1,465,538     3,774,772
                                                                     -----------
                                                                       6,137,098

BERMUDA - 3.02%
Accenture, Ltd., Class A *                                  81,770     2,081,864
ACE, Ltd.                                                  129,665     6,103,332
Willis Group Holdings, Ltd. (a)                             89,800     3,371,990
                                                                     -----------
                                                                      11,557,186

BRAZIL - 0.24%
Companhia Vale Do Rio Doce, ADR (a)                         20,730       909,218

CANADA - 0.51%
Abitibi Consolidated, Inc. (a)                             489,639     1,969,606

CAYMAN ISLANDS - 1.07%
XL Capital, Ltd., Class A                                   60,150     4,092,004

FINLAND - 1.69%
Stora Enso Oyj, R Shares (a)                               270,000     3,724,475
UPM-Kymmene Oyj (a)                                        136,630     2,743,061
                                                                     -----------
                                                                       6,467,536

FRANCE - 5.61%
France Telecom SA (a)                                       94,910     2,732,886
Sanofi Aventis SA (a)                                       87,623     7,263,836
Total SA (a)                                                33,679     9,222,562
Valeo SA (a)                                                54,811     2,285,430
                                                                     -----------
                                                                      21,504,714

GERMANY - 2.04%
BASF AG (a)                                                 35,860     2,702,499
Deutsche Post AG                                           113,430     2,661,620
E.ON AG (a)                                                  6,000       552,956
Siemens AG                                                  24,380     1,884,373
                                                                     -----------
                                                                       7,801,448

HONG KONG - 6.33%
Cheung Kong Holdings, Ltd.                               1,019,000    11,507,667
China Mobile, Ltd.                                         416,500     2,043,048
Hutchison Whampoa, Ltd. (a)                                535,000     5,538,324
Shangri-La Asia, Ltd. (a)                                1,336,000     2,161,520
Sun Hung Kai Properties, Ltd.                              110,000     1,138,012
Swire Pacific, Ltd., Class A                               203,500     1,874,458
                                                                     -----------
                                                                      24,263,029

ISRAEL - 1.19%
Check Point Software Technologies, Ltd. *                  188,000     4,572,160

ITALY - 0.96%
Eni SpA (a)                                                124,200     3,700,578

JAPAN - 11.41%
Canon, Inc.                                                 54,000     2,921,753
Fuji Photo Film Company, Ltd.                               15,000       495,168
Hitachi, Ltd. (a)                                          418,000     2,652,738
Mitsubishi UFJ Financial Group, Inc. (a)                       174     2,288,362

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nintendo Company, Ltd. (a)                                  34,200   $ 3,996,717
Nippon Telegraph & Telephone Corp., ADR (a)                118,593     2,943,478
Nippon Telegraph & Telephone Corp.                           1,400     6,895,273
Nomura Securities Company, Ltd. (a)                        321,000     4,989,461
Shinsei Bank, Ltd.                                          55,000       347,103
Sompo Japan Insurance, Inc. (a)                            435,000     5,770,820
Sony Corp.                                                 127,600     4,200,962
Sumitomo Mitsui Financial Group, Inc. (a)                      412     3,891,081
Takeda Pharmaceutical Company, Ltd. (a)                     39,100     2,332,989
                                                                     -----------
                                                                      43,725,905

MEXICO - 0.51%
Cemex SA, ADR                                               37,400     1,956,020

NETHERLANDS - 4.76%
Akzo Nobel NV (a)                                           89,320     3,906,353
Koninklijke (Royal) Philips Electronics NV                 122,680     3,270,678
Reed Elsevier NV                                           186,182     2,577,240
Royal Dutch Shell PLC, A Shares, EURO                       95,400     3,159,965
Royal Dutch Shell PLC, B Shares, EURO                       55,418     1,919,949
VNU NV                                                     108,128     3,409,456
                                                                     -----------
                                                                      18,243,641

NORWAY - 0.23%
Norske Skogindustrier ASA (a)                               59,030       873,612

PHILIPPINES - 0.47%
Ayala Land, Inc.                                        12,625,300     1,806,033

PORTUGAL - 0.36%
Portugal Telecom, SGPS, SA                                 151,499     1,388,349

SINGAPORE - 0.39%
Venture Corp., Ltd.                                        173,000     1,484,100

SOUTH KOREA - 7.61%
Hana Bank                                                  124,980     4,615,568
Kookmin Bank ADR (a)                                        71,335     4,226,599
KT Corp.                                                   111,600     4,715,568
Samsung Electronics Company                                 15,830     8,928,576
Shinhan Financial Group Company, Ltd.                      116,650     4,061,770
SK Telecom Company, Ltd., ADR (a)                          119,592     2,611,889
                                                                     -----------
                                                                      29,159,970

SPAIN - 1.46%
Repsol SA (a)                                              172,600     5,610,944

SWEDEN - 0.39%
Securitas AB, B Shares (a)                                  96,400     1,496,197

SWITZERLAND - 4.55%
Nestle SA                                                   24,961     7,339,192
Novartis AG                                                 76,710     3,906,914
Swiss Reinsurance Company AG                                93,640     6,174,864
                                                                     -----------
                                                                      17,420,970

TAIWAN - 1.88%
Chunghwa Telecom Company Ltd., ADR                         100,000     1,851,000
Compal Electronics, Inc.                                 1,089,982   $ 1,075,678
Lite-On Technology Corp.                                 2,328,660     2,599,836
Taiwan Semiconductor
   Manufacturing Company, Ltd.                           1,056,386     1,696,686
                                                                     -----------
                                                                       7,223,200

UNITED KINGDOM - 18.18%
Amvescap PLC                                               613,339     3,993,693
BHP Billiton PLC                                            61,154       991,167
Boots Group PLC                                            237,008     2,551,819
BP PLC                                                     564,686     6,729,316
Bristish Aerospace Systems PLC                             449,728     2,733,399
British Sky Broadcasting Group PLC                         569,378     5,646,802
Centrica PLC                                               581,380     2,530,588
Compass Group PLC                                        1,344,670     4,907,225
GKN PLC                                                    730,953     3,812,146
GlaxoSmithKline PLC                                        274,410     7,001,506
Old Mutual PLC                                             879,210     2,158,499
Pearson PLC                                                428,678     4,998,537
Rentokil Initial PLC (a)                                   542,100     1,585,065
Royal Bank of Scotland Group PLC                            84,172     2,396,348
Smiths Group PLC                                           120,300     2,041,317
Unilever PLC                                               427,959     4,482,808
Vodafone Group PLC                                       2,629,270     6,862,044
Yell Group PLC                                             501,800     4,246,312
                                                                     -----------
                                                                      69,668,591

UNITED STATES - 20.01%
American International Group, Inc.                          45,370     2,811,125
Avaya, Inc. *                                              121,200     1,248,360
BMC Software, Inc. *                                       180,483     3,808,191
Bristol-Myers Squibb Company                               101,990     2,453,879
Cadence Design Systems, Inc. *                             342,156     5,529,241
CIGNA Corp.                                                 25,675     3,026,056
Convergys Corp. *                                           54,750       786,758
DIRECTV Group, Inc. *                                      429,500     6,433,910
Dow Chemical Company                                        85,650     3,569,036
El Paso Corp. (a)                                          538,140     7,480,146
Federal National Mortgage Association                       33,520     1,502,366
H & R Block, Inc.                                          104,414     2,503,848
Lear Corp.                                                  25,990       882,880
Maxtor Corp. * (a)                                         380,150     1,672,660
Merck & Company, Inc.                                       57,090     1,553,419
Merrill Lynch & Company, Inc.                              106,083     6,508,192
News Corp.                                                 445,570     6,946,436
Noble Corp.                                                 34,670     2,373,508
Pactiv Corp. *                                              58,591     1,026,514
Pfizer, Inc.                                                26,152       653,016
R.R. Donnelley & Sons Company                               51,080     1,893,536
Raytheon Company                                            83,100     3,159,462

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
TECO Energy, Inc.                                         165,600   $  2,984,112
Tenet Healthcare Corp. *                                  511,804      5,747,559
Tyco International, Ltd.                                    4,600        128,110
                                                                    ------------
                                                                      76,682,320
                                                                    ------------
TOTAL COMMON STOCKS (Cost $319,482,274)                             $369,714,429
                                                                    ------------

PREFERRED STOCKS - 0.52%

GERMANY - 0.52%
Volkswagen AG, Non Voting                                  43,790      2,005,419
                                                      -----------   ------------
TOTAL PREFERRED STOCKS (Cost $1,479,541)                            $  2,005,419
                                                                    ------------

RIGHTS - 0.03%

NORWAY - 0.03%
Norske Skogindustrier ASA, RTS
   (Expiration Date: 10/13/2005)                           59,030        103,518
                                                      -----------   ------------
TOTAL RIGHTS (Cost $0)                                              $    103,518
                                                                    ------------

SHORT TERM INVESTMENTS - 20.81%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $79,736,048   $ 79,736,048
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $79,736,048)                                               $ 79,736,048
                                                                    ------------

REPURCHASE AGREEMENTS - 2.47%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $9,466,380 on
   10/3/2005, collateralized by
   $8,760,000 U.S. Treasury Bonds,
   5.25% due 02/15/2029 (valued at
   $9,657,900, including interest) (c)                $ 9,465,000   $  9,465,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,465,000)                                                $  9,465,000
                                                                    ------------
TOTAL INVESTMENTS (GLOBAL TRUST)
   (COST $410,162,863) - 120.30%                                    $461,024,414
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.30)%                     (77,801,910)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $383,222,504
                                                                    ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Insurance                                 8.74%
Telecommunications Equipment & Services   5.60%
Pharmaceuticals                           5.55%
Financial Services                        5.49%
Banking                                   5.25%

GLOBAL ALLOCATION TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 64.91%

AUSTRALIA - 0.60%
National Australia Bank, Ltd.                                12,261   $  309,714
Qantas Airways, Ltd., ADR (a)                               100,420      258,651
QBE Insurance Group, Ltd. (a)                                31,816      454,241
                                                                      ----------
                                                                       1,022,606

AUSTRIA - 0.21%
Telekom Austria AG                                           18,168      362,560

BELGIUM - 0.45%
Fortis Group SA                                               8,012      233,117
KBC Bancassurance Holding NV                                  4,599      373,765
Solvay SA                                                     1,359      158,542
                                                                      ----------
                                                                         765,424

BERMUDA - 0.48%
Accenture, Ltd., Class A *                                   32,300      822,358

CANADA - 1.00%
Alcan Aluminum, Ltd. USD                                      8,100      257,104
Bank Nova Scotia Halifax                                      6,700      250,525
Canadian National Railway Company                             2,600      184,763
Canadian Tire Corp., Ltd.                                     3,200      173,348
Cott Corp. *                                                  7,100      125,249
Inco, Ltd.                                                    4,400      208,412
Magna International, Inc.                                     2,100      158,131
Petro-Canada                                                  8,400      352,077
                                                                      ----------
                                                                       1,709,609

DENMARK - 0.09%
A P Moller- Maersk AS                                            15      153,657

FINLAND - 0.40%
Neste Oil Oyj *                                               3,600      133,829
Nokia AB - Oyj                                               12,900      216,834
UPM-Kymmene Oyj                                              17,000      341,302
                                                                      ----------
                                                                         691,965

FRANCE - 1.93%
BNP Paribas SA (a)                                            5,074      386,978
Christian Dior SA                                               624       51,654
France Telecom SA (a)                                        19,884      572,550
LVMH Moet Hennessy SA (a)                                     1,872      154,848
Sanofi Aventis SA (a)                                         7,235      599,772
Total SA (a)                                                  5,022    1,375,210
Unibail (a)                                                   1,203      175,230
                                                                      ----------
                                                                       3,316,242

GERMANY - 1.50%
Allianz AG                                                      844      114,328
Bayerische Motoren Werke (BMW) AG                             3,981      187,499
Deutsche Postbank AG (a)                                      6,140      336,938
Deutsche Telekom AG                                          18,128      330,941
E.ON AG                                                       5,411      498,674
Fresenius Medical Care AG (a)                                 2,677      244,516
Hannover Rueckversicherung AG (a)                             2,923      101,507

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
MAN AG                                                        5,256   $  270,492
Metro AG                                                      3,910      193,160
Premiere AG * (a)                                             3,568      100,545
Siemens AG                                                    2,408      186,119
                                                                      ----------
                                                                       2,564,719

HONG KONG - 0.38%
Esprit Holdings, Ltd.                                        25,000      186,929
Hutchison Telecommunications
   International, Ltd. *                                    112,000      162,435
Sun Hung Kai Properties, Ltd.                                18,000      186,220
Yue Yuen Industrial Holdings, Ltd.                           39,000      107,091
                                                                      ----------
                                                                         642,675

IRELAND - 0.56%
Bank of Ireland - London                                     41,361      653,338
CRH PLC - London                                             11,229      305,325
                                                                      ----------
                                                                         958,663

ITALY - 0.45%
Eni SpA (a)                                                  11,046      329,119
UniCredito Italiano SpA (a)                                  79,690      450,663
                                                                      ----------
                                                                         779,782

JAPAN - 4.91%
AEON Company, Ltd.                                           10,900      219,357
Asahi Breweries, Ltd. (a)                                    19,500      247,332
Astellas Pharmaceuticals, Inc. (a)                            2,200       82,916
Bank of Yokohama, Ltd. *                                     41,000      313,032
Bridgestone Corp.                                            12,000      257,381
Canon, Inc.                                                   7,800      422,031
East Japan Railway Company, Ltd. (a)                             55      314,577
Funai Electric Company, Ltd.                                  1,600      142,354
Honda Motor Company, Ltd. (a)                                 4,700      266,331
Kao Corp. (a)                                                10,000      246,701
KDDI Corp. (a)                                                   38      214,661
Meitec Corp.                                                  2,300       73,693
Mitsubishi Corp. (a)                                         18,900      373,679
Mitsui Fudosan Company, Ltd. (a)                             19,000      286,270
Mitsui Sumitomo Insurance Company, Ltd. (a)                  20,000      231,961
Murata Manufacturing Company, Ltd. (a)                        3,300      184,377
NEC Electronics Corp. (a)                                     1,600       53,383
Nippon Paper Group, Inc. (a)                                     36      130,597
Nissan Motor Company, Ltd. (a)                               36,700      419,817
Nitto Denko Corp. (a)                                         5,800      327,128
NOK Corp. (a)                                                 6,800      202,869
Nomura Securities Company, Ltd. (a)                          11,700      181,859
NTN Corp. (a)                                                20,000      119,864
NTT DoCoMo, Inc.                                                231      411,863
Rohm Company, Ltd. (a)                                        3,800      330,377
Sekisui House, Ltd.                                          21,000      257,831
Shin-Etsu Chemical Company, Ltd. (a)                          7,300      318,946
Sompo Japan Insurance, Inc.                                  30,000   $  397,988
Sumitomo Mitsui Financial Group, Inc.                            48      453,330
Sumitomo Trust & Banking Company, Ltd.                       26,000      214,343
Takefuji Corp. (a)                                            2,740      214,034
Tokyo Gas Company, Ltd. (a)                                  64,000      260,418
Yokogawa Electric Corp. (a)                                  15,200      237,737
                                                                      ----------
                                                                       8,409,037

NETHERLANDS - 1.36%
ABN AMRO Holdings NV                                         34,141      820,462
ASML Holding NV *                                            15,026      247,497
Koninklijke (Royal) KPN NV                                   26,349      237,016
Koninklijke (Royal) Philips Electronics NV                    7,882      210,136
Reed Elsevier NV                                             15,488      214,394
TNT Post Group NV                                            17,570      437,913
VNU NV (a)                                                    5,233      165,005
                                                                      ----------
                                                                       2,332,423

NORWAY - 0.14%
Telenor ASA                                                  26,200      234,451

SINGAPORE - 0.11%
DBS Group Holdings, Ltd.                                     16,000      149,564
Jardine Cycle and Carriage, Ltd.                              6,000       39,402
                                                                      ----------
                                                                         188,966

SPAIN - 0.19%
Repsol SA                                                     9,975      324,271

SWEDEN - 0.27%
Electrolux AB, Series B (a)                                  10,000      234,751
Sandvik AB                                                    4,700      234,343
                                                                      ----------
                                                                         469,094

SWITZERLAND - 2.21%
Actelion, Ltd. * (a)                                          1,922      208,005
Adecco SA                                                     5,059      231,953
Credit Suisse Group AG                                       20,558      913,866
Holcim, Ltd.                                                  4,716      314,461
Nestle SA                                                     1,241      364,887
Novartis AG                                                   8,955      456,087
Roche Holdings AG                                             4,321      602,727
Straumann Holding AG                                            795      213,861
Swiss Reinsurance Company AG                                  7,365      485,667
                                                                      ----------
                                                                       3,791,514

UNITED KINGDOM - 5.19%
Barclays PLC                                                 72,038      730,369
BICC PLC                                                     15,929       92,305
BP PLC                                                       98,219    1,170,468
Collins Stewart Tullett PLC                                  13,288      150,240
Diageo PLC                                                   36,779      530,376
Electrocomponents PLC                                        30,427      130,960
Gallaher Group PLC                                           25,790      401,569

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
GUS PLC                                                    12,261   $    185,381
HBOS PLC                                                   17,631        266,261
ITV PLC                                                     6,521         13,038
Kesa Electricals PLC                                       33,040        149,222
Kingfisher PLC                                             71,605        273,668
O2 PLC *                                                  175,811        490,729
Prudential Corp. PLC                                       64,193        584,385
Rentokil Initial PLC                                       36,018        105,314
Royal Bank of Scotland Group PLC                           29,354        835,699
Scottish & Southern Energy PLC                             10,457        190,392
Taylor Nelson Sofres PLC                                   41,553        147,048
Tesco PLC                                                 111,815        612,332
Vodafone Group PLC                                        521,026      1,359,808
Wolseley PLC                                               15,214        322,767
WPP Group PLC                                              15,667        159,951
                                                                    ------------
                                                                       8,902,282

UNITED STATES - 42.48%
7 Eleven, Inc. *                                            6,900        245,709
Allergan, Inc.                                             16,800      1,539,216
American Electric Power Company, Inc.                      17,100        678,870
American International Group, Inc.                         23,200      1,437,472
Applied Materials, Inc.                                    35,200        596,992
Baker Hughes, Inc.                                          6,500        387,920
BorgWarner, Inc.                                            7,600        429,096
Bristol-Myers Squibb Company                               21,600        519,696
Burlington Northern Santa Fe Corp.                         18,000      1,076,400
Caremark Rx, Inc. *                                        11,000        549,230
Carnival Corp.                                             18,600        929,628
Cendant Corp.                                              26,300        542,832
Cephalon, Inc. * (a)                                       12,000        557,040
Citigroup, Inc.                                            62,000      2,822,240
Clear Channel Communications, Inc.                         21,900        720,291
Costco Wholesale Corp.                                     31,800      1,370,262
Dex Media, Inc.                                            15,700        436,303
DIRECTV Group, Inc. *                                      22,800        341,544
Exelon Corp.                                               34,800      1,859,712
Expedia, Inc *                                             31,800        629,958
Exxon Mobil Corp.                                          22,800      1,448,712
Federal Home Loan Mortgage Corp.                           23,100      1,304,226
Fedex Corp.                                                10,900        949,717
Fifth Third Bancorp                                        29,700      1,090,881
FirstEnergy Corp.                                          23,100      1,203,972
Genzyme Corp. *                                            17,000      1,217,880
Hartford Financial Services Group, Inc.                     9,300        717,681
Hewlett-Packard Company                                    24,500        715,400
IAC/InterActiveCorp *                                      11,800        299,130
Illinois Tool Works, Inc.                                  16,100      1,325,513
Johnson & Johnson                                          38,400      2,429,952
Johnson Controls, Inc.                                     16,500   $  1,023,825
JPMorgan Chase & Company                                   43,100      1,462,383
Kimberly-Clark Corp.                                       13,500        803,655
Kohl's Corp. *                                             17,800        893,204
Lockheed Martin Corp.                                      15,800        964,432
Marathon Oil Corp.                                         17,700      1,220,061
Masco Corp.                                                46,000      1,411,280
Medco Health Solutions, Inc. *                             16,500        904,695
Medtronic, Inc.                                             8,800        471,856
Mellon Financial Corp.                                     43,000      1,374,710
Mettler-Toledo International, Inc. *                       14,400        734,112
Microsoft Corp.                                            83,400      2,145,882
Morgan Stanley                                             34,800      1,877,112
Mylan Laboratories, Inc. (a)                               47,050        906,183
NiSource, Inc.                                             17,100        414,675
Northrop Grumman Corp.                                     14,200        771,770
Omnicom Group, Inc.                                        15,500      1,296,265
Oracle Corp. *                                             71,500        885,885
Pepco Holdings, Inc.                                       13,400        311,818
PNC Financial Services Group, Inc.                         14,900        864,498
SBC Communications, Inc.                                   34,100        817,377
Sempra Energy                                              16,300        767,078
Sprint Corp.                                               87,995      2,092,521
Symantec Corp. *                                           25,844        585,625
The Kroger Company *                                       48,700      1,002,733
Time Warner, Inc.                                          63,100      1,142,741
UBS Emerging Markets Equities Fund *                      277,606      5,574,048
UBS High Yield Fund *                                      89,930      1,713,092
UnitedHealth Group, Inc.                                   38,700      2,174,940
Univision Communications, Inc., Class A *                  24,600        652,638
Waters Corp. *                                              6,700        278,720
Wellpoint, Inc. *                                          13,700      1,038,734
Wells Fargo Company                                        33,800      1,979,666
Wyeth                                                      31,200      1,443,624
Xilinx, Inc.                                               16,200        451,170
                                                                    ------------
                                                                      72,826,483
                                                                    ------------
TOTAL COMMON STOCKS (Cost $100,462,432)                             $111,268,781
                                                                    ------------

U.S. TREASURY OBLIGATIONS - 3.81%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.46%
   2.00% due 01/15/2014                                $  780,000        796,239

U.S. TREASURY BONDS - 3.27%
   6.25% due 08/15/2023 to 05/15/2030                      85,000        102,327
   8.75% due 05/15/2017                                    10,000         13,853
   3.625% due 06/15/2010                                5,005,000      4,878,314
   3.875% due 07/31/2007                                  615,000        611,733
                                                                    ------------
                                                                       5,606,227

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                      ------------   -----------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES - 0.08%
   3.625% due 04/30/2007                              $    140,000   $   138,819
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,638,640)                                                 $ 6,541,285
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.97%

FEDERAL HOME LOAN MORTGAGE CORP. - 2.06%
   3.625% due 09/15/2008                                   345,000       337,508
   3.875% due 01/12/2009                                   335,000       327,935
   4.50% due 06/01/2034                                    301,368       287,044
   4.515% due 01/01/2035 (b)                               438,848       435,260
   5.00% due 11/01/2007 to 01/30/2014                      326,164       323,734
   5.50% due 04/01/2018 to 01/01/2019                      497,176       504,578
   5.75% due 01/15/2012                                    290,000       307,808
   6.00% due 06/15/2011 to 08/15/2030                      517,816       548,710
   6.50% due 11/01/2029                                    444,899       459,247
                                                                     -----------
                                                                       3,531,824

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.61%
   3.312% due 09/01/2033 (b)                                17,061        17,103
   4.283% due 03/01/2034 (b)                                63,883        63,473
   4.57% due 04/01/2033 (b)                                 67,267        67,673
   4.625% due 06/01/2010                                   330,000       326,609
   4.695% due 03/01/2035 (b)                               898,001       895,188
   4.90% due 05/01/2035                                    644,127       643,946
   5.136% due 05/01/2035                                   415,135       418,537
   5.50% due 02/01/2024 to 09/01/2034                    1,256,876     1,261,342
   5.50% TBA **                                            300,000       304,313
   6.00% due 06/01/2014 to 10/01/2033                    1,546,728     1,581,963
   6.25% due 02/01/2011                                    275,000       293,880
   6.50% due 06/01/2017 to 07/01/2031                    1,153,694     1,191,267
   6.625% due 09/15/2009 to 11/15/2030                     490,000       564,920
   7.00% due 05/01/2033                                     12,049        12,610
   7.50% due 07/25/2041                                    244,694       259,170
                                                                     -----------
                                                                       7,901,994

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.30%
   4.125% due 12/20/2029 (b)                                22,066        22,440
   6.00% due 07/15/2029                                    139,943       143,546
   6.50% due 06/15/2029 to 04/15/2031                      336,448       350,604
                                                                     -----------
                                                                         516,590
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $12,072,846)                                                $11,950,408
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 3.02%

AUSTRIA - 0.17%
Republic of Austria
   3.80% due 10/20/2013                               EUR  150,000       190,748
   5.875% due 07/15/2006                              EUR   80,000   $    99,140
                                                                     -----------
                                                                         289,888

CANADA - 0.14%
Government of Canada
   3.00% due 06/01/2006                               CAD  270,000       232,324

FRANCE - 0.58%
Government of France
   5.00% due 10/25/2016                               EUR  110,000       154,266
   5.50% due 04/25/2029                                    165,000       259,552
   5.50% due 04/25/2007                                    130,000       164,258
   5.50% due 04/25/2010                                    245,000       330,816
   7.25% due 04/25/2006                                     70,000        86,692
                                                                     -----------
                                                                         995,584

GERMANY - 1.67%
Federal Republic of Germany
   2.50% due 09/22/2006                                    160,000       193,386
   3.50% due 10/10/2008                                    235,000       291,464
   3.75% due 01/04/2015                                     40,000        50,630
   4.50% due 08/18/2006                                    200,000       245,795
   4.50% due 07/04/2009                                    560,000       721,061
   4.75% due 07/04/2034                                    225,000       327,670
   5.00% due 07/04/2012                                     10,000        13,595
   6.00% due 01/04/2007                                    495,000       623,733
   6.50% due 07/04/2027                                    230,000       401,002
                                                                     -----------
                                                                       2,868,336

ITALY - 0.17%
Republic of Italy
   8.75% due 07/01/2006                                    225,000       284,232

MEXICO - 0.07%
Government of Mexico
   8.125% due 12/30/2019                              $     95,000       115,188

NETHERLANDS - 0.16%
Kingdom of Netherlands
   5.00% due 07/15/2011                               EUR  210,000       282,280

SWEDEN - 0.04%
Kingdom of Sweden
   6.75% due 05/05/2014                               SEK  470,000        77,908

UNITED KINGDOM - 0.02%
Government of United Kingdom
   4.75% due 09/07/2015                               GBP   15,000        27,539
                                                      ------------   -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $5,425,829)                                                 $ 5,173,279
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT      VALUE
                                                           ----------   --------
CORPORATE BONDS - 2.95%

FRANCE - 0.04%
BNP Paribas SA
   5.75% due 01/24/2022                                    GBP 17,000   $ 32,758
France Telecom SA
   8.00% due 03/01/2011                                    $   30,000     34,064
                                                                        --------
                                                                          66,822

GERMANY - 0.10%
KfW Bankengruppe, Series EMTN
   4.75% due 12/07/2010                                    GBP100,000    179,193

LUXEMBOURG - 0.01%
Telecom Italia Capital
   5.25% due 11/15/2013                                    $   15,000     14,894

UNITED KINGDOM - 0.08%
Abbey National PLC
   7.95% due 10/26/2029                                        25,000     32,476
Halifax PLC
   9.375% due 05/15/2021                                   GBP 10,000     25,926
Royal Bank of Scotland Group PLC
   9.118% due 03/31/2049                                   $   65,000     75,569
                                                                        --------
                                                                         133,971

UNITED STATES - 2.72%
Alcoa, Inc.
   6.00% due 01/15/2012                                        30,000     31,743
American Electric Power, Inc., Series A
   6.125% due 05/15/2006 (a)                                   25,000     25,243
American General Finance Corp.
   5.375% due 10/01/2012 (a)                                   30,000     30,337
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                                        25,000     29,084
AT&T Corp.
   9.75% due 11/15/2031 (b)                                    45,000     56,981
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                        30,000     40,494
Avalonbay Communities, Inc.
   7.50% due 08/01/2009                                        15,000     16,360
Avon Products, Inc.
   7.15% due 11/15/2009                                        25,000     27,264
Bank of America Corp.
   7.40% due 01/15/2011                                       130,000    145,179
Bank One Corp.
   7.875% due 08/01/2010                                       35,000     39,534
Bellsouth Corp.
   6.55% due 06/15/2034 (a)                                    35,000     37,621
Boeing Capital Corp.
   6.10% due 03/01/2011 (a)                                    50,000     53,105
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                                       25,000     25,031
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                                        30,000     31,468
Burlington Northern Santa Fe Corp.
   7.082% due 05/13/2029                                       25,000     29,818
Burlington Resources Finance Company
   6.68% due 02/15/2011                                    $   30,000   $ 32,466
Capital One Financial Corp.
   5.50% due 06/01/2015                                        35,000     35,205
Caterpillar, Inc.
   6.55% due 05/01/2011                                        30,000     32,671
Cendant Corp.
   6.875% due 08/15/2006                                       25,000     25,465
Citigroup, Inc.
   5.00% due 09/15/2014                                       126,000    125,320
   5.625% due 08/27/2012 (a)                                  165,000    171,518
Comcast Cable Communications
   6.75% due 01/30/2011 (a)                                   105,000    112,902
Computer Sciences Corp.
   3.50% due 04/15/2008 (a)                                    35,000     33,981
Conagra, Inc.
   6.75% due 09/15/2011 (a)                                    30,000     32,258
Coors Brewing Company
   6.375% due 05/15/2012 (a)                                   30,000     31,786
Countrywide Funding Corp., MTN
   3.25% due 05/21/2008 (a)                                    75,000     72,194
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                                        55,000     59,556
DaimlerChrysler North America Holding
   4.05% due 06/04/2008 (a)                                   135,000    131,835
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                       50,000     54,961
Dominion Resources, Inc.
   5.95% due 06/15/2035                                        25,000     24,422
Dow Chemical Company
   6.125% due 02/01/2011                                       80,000     85,254
Duke Energy Field Services LLC
   7.875% due 08/16/2010                                       35,000     39,352
EOP Operating, LP
   7.00% due 07/15/2011                                        25,000     27,279
Erac USA Finance Company
   7.35% due 06/15/2008                                        55,000     58,299
First Union National Bank, Series BKNT
   7.80% due 08/18/2010 (a)                                    35,000     39,719
FirstEnergy Corp.
   6.45% due 11/15/2011                                        30,000     31,943
Ford Motor Credit Company
   5.80% due 01/12/2009                                       190,000    177,285
FPL Group Capital, Inc.
   7.625% due 09/15/2006 (a)                                   50,000     51,411
General Electric Capital Corp., MTN
   6.75% due 03/15/2032                                        50,000     58,811
General Electric Capital Corp., Series MTNA
   6.00% due 06/15/2012                                       275,000    292,717
General Motors Acceptance Corp.
   6.125% due 09/15/2006                                       45,000     45,143

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
General Motors Acceptance Corp. (continued)
   6.875% due 09/15/2011                                 $  115,000   $  104,605
Harley Davidson Funding Corp. MTN
   3.625% due 12/15/2008                                     25,000       24,236
Harrahs Operating, Inc.
   7.50% due 01/15/2009                                      30,000       32,194
HSBC Finance Corp.
   6.75% due 05/15/2011                                      30,000       32,629
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                     80,000       78,650
International Lease Finance Corp.
   3.50% due 04/01/2009                                      60,000       57,207
International Paper Company
   6.75% due 09/01/2011 (a)                                  30,000       32,153
John Deere Capital Corp.
   7.00% due 03/15/2012                                      35,000       39,057
JPMorgan Chase & Company
   6.75% due 02/01/2011 (a)                                  80,000       86,567
Kraft Foods, Inc.
   5.625% due 11/01/2011                                     65,000       67,159
Lockheed Martin Corp.
   8.50% due 12/01/2029                                      25,000       34,491
Marathon Oil Corp.
   6.125% due 03/15/2012                                     25,000       26,688
Marsh & Mclennan Companies, Inc.
   6.25% due 03/15/2012 (a)                                  40,000       41,080
McKesson Corp.
   7.75% due 02/01/2012                                      25,000       28,304
Miller Brewing Company
   5.50% due 08/15/2013                                      65,000       66,562
Morgan Stanley
   6.75% due 04/15/2011                                     150,000      163,176
Motorola, Inc.
   7.625% due 11/15/2010                                      4,000        4,527
Newell Rubbermaid, Inc.
   4.00% due 05/01/2010 (a)                                  25,000       23,763
News America, Inc.
   6.20% due 12/15/2034                                      30,000       30,045
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                      30,000       31,212
Pemex Project Funding Master Trust
   8.00% due 11/15/2011                                      30,000       34,155
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 (a)                                  25,000       29,152
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                                      30,000       29,409
Progress Energy, Inc.
   7.00% due 10/30/2031                                      35,000       38,892
PSEG Power LLC
   7.75% due 04/15/2011                                      30,000       33,591
Safeway, Inc.
   7.25% due 02/01/2031 (a)                              $   40,000   $   42,305
Sempra Energy
   7.95% due 03/01/2010                                      35,000       38,869
Sprint Capital Corp.
   8.75% due 03/15/2032                                      45,000       60,342
The Goldman Sachs Group, Inc.
   6.875% due 01/15/2011                                    110,000      119,723
The Kroger Company
   7.50% due 04/01/2031 (a)                                  35,000       39,094
Time Warner, Inc.
   7.625% due 04/15/2031                                     35,000       41,004
TXU Energy Company, LLC
   7.00% due 03/15/2013                                      45,000       48,853
Union Pacific Corp.
   6.70% due 12/01/2006                                      40,000       40,959
USA Education, Inc.
   5.625% due 04/10/2007                                     60,000       60,924
Valero Energy Corp.
   7.50% due 04/15/2032                                      45,000       54,315
Verizon New England, Inc.
   6.50% due 09/15/2011                                      75,000       79,818
Viacom, Inc.
   6.625% due 05/15/2011                                     35,000       37,228
Washington Mutual, Inc.
   5.625% due 01/15/2007 (a)                                140,000      141,751
Waste Management, Inc.
   7.375% due 08/01/2010 (a)                                 35,000       38,488
Wells Fargo Bank NA
   6.45% due 02/01/2011                                      35,000       37,667
Weyerhaeuser Company
   7.375% due 03/15/2032                                     35,000       39,593
Wyeth
   5.50% due 03/15/2013                                      35,000       35,895
Xcel Energy, Inc.
   7.00% due 12/01/2010                                      35,000       38,203
                                                                      ----------
                                                                       4,667,550
                                                                      ----------
TOTAL CORPORATE BONDS (Cost $4,972,988)                               $5,062,430
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.50%

UNITED KINGDOM - 0.10%
Granite Mortgages PLC, Series 2004-1, Class 3A
   4.76% due 03/20/2044 (b)                              GBP 40,000       70,851
Permanent Financing PLC,
   Series 2005-8, Class 5A1
   4.7428% due 06/10/2042 (b)                                55,000       97,419
                                                                      ----------
                                                                         168,270

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES - 2.40%
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2, Class C
   6.349% due 06/11/2035                                 $  345,000   $  370,244
CS First Boston Mortgage Securities Corp.,
   Series 2003-27, Class IXA1
   7.00% due 11/25/2033                                      31,601       32,120
First Horizon Alternative Mortgage
   Securities, Series 2004-AA3, Class A1
   5.335% due 09/25/2034 (b)                                132,000      132,086
First Union Lehman Brothers Mortgage Trust,
   Series 1997-C2, Class A3
   6.65% due 11/18/2029                                     128,441      132,419
Four Times Square Trust,
   Series 2000-4TS, Class A1
   7.69% due 04/15/2015                                     196,392      209,819
Four Times Square Trust,
   Series 2000-4TS, Class C
   7.86% due 04/15/2015                                     500,000      554,629
GS Mortgage Securities Corp.,
   Series 1998-GLII, Class A1
   6.312% due 04/13/2031                                    106,666      108,433
GSR Mortgage Loan Trust,
   Series 2005-4F, Class 3A1
   6.50% due 04/25/2020                                     419,496      435,975
JPMorgan Commercial Mortgage Finance Corp.,
   Series 1999-C8, Class A1
   7.325% due 07/15/2031                                     16,859       17,004
JPMorgan Commercial Mortgage Finance Corp.,
   Series 1999-C8, Class A2
   7.40% due 07/15/2031                                     200,000      215,033
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A1
   6.41% due 06/15/2031                                      60,024       60,579
Mach One 2004 Trust, Series 2004-1A, Class A1
   3.89% due 05/28/2040                                     308,976      303,180
Meristar Commercial Mortgage Trust,
   Series 1999-C1, Class A2
   7.61% due 03/03/2016                                     600,000      664,667
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc., Series 2003-D, Class XA1
   1.00% IO due 08/25/2028 (b)                              752,226        8,733
Morgan Stanley Dean Witter Capital I,
   Series 2000-LIFE, Class A1
   7.42% due 11/15/2036                                      58,094       60,023
Morgan Stanley Dean Witter Capital I,
   Series 2000-LIFE, Class A2
   7.57% due 11/15/2036                                     150,000      164,302
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 2A
   6.5123% due 09/25/2034 (b)                               162,200      166,002
Nomura Asset Securities Corp.,
   Series 1996-MD5, Class A4
   8.2688% due 04/13/2039 (b)                               250,000      255,697
Structured Asset Securities Corp.,
   Series 2002-23XS, Class A7
   6.08% due 11/25/2032                                  $  150,000   $  150,216
Structured Asset Securities Corp.,
   Series 2004-3AC, Class A1
   4.94% due 03/25/2034 (b)                                  73,394       73,162
                                                                      ----------
                                                                       4,114,323
                                                                      ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $4,413,468)                                                  $4,282,593
                                                                      ----------

ASSET BACKED SECURITIES - 0.44%

UNITED STATES - 0.44%
Americredit Automobile Recreation Trust,
   Series 2001-B, Class A4
   5.37% due 06/12/2008                                      28,219       28,226
California Infrastructure Development PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                                      44,417       44,937
Countrywide Asset-Backed Certificates,
   Series 2004-SD1, Class A1
   4.17% due 06/25/2033 (b)                                  28,365       28,416
First Franklin Mortgage Loan Asset Backed
   Certficates, Series 2004-FFB, Class A1
   4.1665% due 06/25/2024                                    48,219       47,938
Greenpoint Home Equity Loan Trust,
   Series 2004-3, Class A
   3.9981% due 03/15/2035 (b)                                95,380       95,603
RAFC Asset Backed Trust,
   Series 2001-1, Class A3
   5.115% due 11/25/2029                                     12,051       12,019
Reliant Energy Transport Bond Company,
   Series 2001-1, Class A4
   5.63% due 09/15/2015                                     125,000      130,369
WFS Financial 2002-2 Owner Trust,
   Series 2002-2, Class A4
   4.50% due 02/20/2010                                     359,960      360,316
                                                                      ----------
                                                                         747,824
                                                                      ----------
TOTAL ASSET BACKED SECURITIES
   (Cost $759,587)                                                    $  747,824
                                                                      ----------

SUPRANATIONAL OBLIGATIONS - 0.23%

LUXEMBOURG - 0.16%
European Investment Bank, Series DTC
   4.875% due 09/06/2006 (a)                                 25,000       25,120
European Investment Bank, Series EMTN
   4.25% due 12/07/2010                                  GBP145,000      254,024
                                                                      ----------
                                                                         279,144

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------

SUPRANATIONAL OBLIGATIONS
(CONTINUED)

UNITED STATES - 0.07%
International Bank for Reconstruction &
   Development, Series EMTN
   6.125% due 12/07/2009                             GBP  66,000   $    124,398
                                                     -----------   ------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $408,005)                                                 $    403,542
                                                                   ------------

SHORT TERM INVESTMENTS - 8.96%
Federal National Mortgage Association
   Discount Note
   zero coupon due 11/30/2005                        $ 1,220,000   $  1,212,767
State Street Navigator Securities Lending
   Prime Portfolio (c)                                14,139,808     14,139,808
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $15,349,560)                                              $ 15,352,575
                                                                   ------------

REPURCHASE AGREEMENTS - 14.27%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $24,468,568 on
   10/3/2005, collateralized by
   $25,595,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $24,955,125, including
   interest) (c)***                                  $24,465,000   $ 24,465,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $24,465,000)                                                 $ 24,465,000
                                                                   ------------

TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
   (COST $174,968,355) - 108.06%                                   $185,247,717
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.06)%                     (13,824,034)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $171,423,683
                                                                   ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Financial Services   7.05%
Banking              4.95%
Mutual Funds         4.25%
Pharmaceuticals      2.92%
Petroleum Services   2.84%

GLOBAL BOND TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                   --------------   ------------
PREFERRED STOCKS - 0.31%

UNITED STATES - 0.31%
DG Funding Trust *                                            236   $  2,520,775
Federal National Mortgage Association * ***                18,257      1,000,712
                                                                    ------------
                                                                       3,521,487
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $3,480,750)                            $  3,521,487
                                                                    ------------

U.S. TREASURY OBLIGATIONS - 17.81%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.78%
   1.625% due 01/15/2015 ***                       $    2,037,160   $  2,012,969
   1.875% due 07/15/2015 ***                              699,944        706,123
   2.00% due 07/15/2014 ***                             6,087,679      6,218,704
                                                                    ------------
                                                                       8,937,796

U.S. TREASURY BONDS - 6.61%
   5.25% due 02/15/2029 ***                               875,000        953,852
   6.375% due 08/15/2027 ***                            1,650,000      2,044,711
   7.50% due 11/15/2016 ***                             6,150,000      7,784,074
   7.875% due 02/15/2021 ***                            3,100,000      4,216,726
   8.125% due 08/15/2019 ***                           14,100,000     19,250,349
   8.75% due 05/15/2017 ***                             2,400,000      3,324,749
   8.875% due 08/15/2017 to 02/15/2019 ***             26,525,000     37,969,949
                                                                    ------------
                                                                      75,544,410

U.S. TREASURY NOTES - 9.70%
   1.625% due 02/28/2006 ***                            1,125,000      1,114,849
   3.25% due 08/15/2007 ***                             4,030,000      3,964,513
   3.875% due 09/15/2010                                  130,000        128,162
   3.875% due 07/15/2010 ***                           95,600,000     94,147,358
   4.125% due 05/15/2015 ***                            1,400,000      1,375,882
   4.25% due 08/15/2013                                 7,700,000      7,673,527
   5.75% due 08/15/2010 ***                               250,000        266,631
   6.50% due 02/15/2010 ***                               500,000        544,804
   6.875% due 05/15/2006 ***                            1,750,000      1,779,668
                                                                    ------------
                                                                     110,995,394

U.S. TREASURY STRIPS - 0.72%
   zero coupon due 05/15/2017 to
      02/15/2019                                       14,800,000      8,254,854
                                                   --------------   ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $204,998,543)                                                 $203,732,454
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.13%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.88%
   5.50% due 07/15/2031 ***                                16,715         16,728
   4.065% due 10/25/2044 (b)***                         9,966,749      9,994,660
                                                                    ------------
                                                                      10,011,388

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 28.56%
   2.125% due 10/09/2007 ***                       JPY100,000,000        915,199
   4.18% due 03/25/2044 (b)***                     $    1,719,300      1,720,118
   4.198% due 11/01/2034 ***                            7,500,000      7,524,825
   4.23% due 09/25/2032 (b)***                            108,200        108,667
   4.998% due 12/01/2034 ***                            1,621,355      1,631,498
   5.00% TBA **                                         8,000,000      7,830,000
   5.50% due 04/01/2024 to 09/01/2035 ***             263,292,344    263,343,685
   5.50% TBA **                                        42,500,000     42,473,437

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   6.00% due 05/15/2008 to
   03/01/2033 ***                                    $  1,029,304   $  1,066,373
                                                                    ------------
                                                                     326,613,802

FEDERAL NATIONAL MORTGAGE
ASSOCIATION GRANTOR TRUST - 0.05%
   5.50% due 07/01/2034 ***                               621,859        621,904

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.31%
   4.125% due 11/20/2023 to
   10/20/2026 (b)***                                      220,401        223,947
   4.25% due 01/20/2030 (b)***                            128,643        130,807
   4.375% due 02/20/2024 to
   06/20/2030 (b)***                                      447,953        452,463
   6.00% due 08/20/2034 ***                             2,654,195      2,712,121
                                                                    ------------
                                                                       3,519,338

SMALL BUSINESS ADMINISTRATION - 0.19%
   4.12% due 03/01/2014 ***                             1,569,391      1,522,140
   6.64% due 02/01/2011 ***                               305,708        323,486
   7.22% due 11/01/2020 ***                               312,340        338,191
                                                                    ------------
                                                                       2,183,817

TENNESSE VALLEY AUTHORITY - 0.14%
   4.875% due 12/15/2016 ***                            1,600,000      1,653,563
                                                     ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $347,708,015)                                              $344,603,812
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS - 39.23%

AUSTRALIA - 0.02%
Commonwealth of Australia
   5.75% due 06/15/2011 ***                          AUD  250,000        194,999

AUSTRIA - 0.48%
Republic of Austria
   5.25% due 01/04/2011 ***                          EUR2,900,000      3,915,354
   5.50% due 01/15/2010 ***                             1,200,000      1,611,034
                                                                    ------------
                                                                       5,526,388

BRAZIL - 0.46%
Federal Republic of Brazil
   4.25% due 04/15/2006 (b)***                       $     65,920         65,959
   4.3125% due 04/15/2009 (b)***                        1,062,660      1,054,690
   4.3125% due 04/15/2012 (b)***                          247,062        243,060
   8.25% due 01/20/2034 ***                             1,900,000      1,909,500
   8.875% due 10/14/2019 ***                              400,000        434,400
   10.50% due 07/14/2014 ***                            1,200,000      1,452,600
   11.25% due 07/26/2007 ***                              100,000        110,700
                                                                    ------------
                                                                       5,270,909

CANADA - 0.06%
Government of Canada
   5.75% due 06/01/2033 ***                          CAD   70,000         75,188
Province of British Columbia, Canada
   (continued)
   6.35% due 06/18/2031 ***                          CAD  125,000   $    135,663
   7.25% due 06/01/2007 ***                               250,000        228,961
   9.00% due 06/01/2025 ***                               150,000        210,713
                                                                    ------------
                                                                         650,525

FINLAND - 0.25%
Republic of Finland
   5.75% due 02/23/2011 ***                          EUR2,030,000      2,810,091

FRANCE - 4.80%
Republic of France
   3.00% due 07/12/2008 ***                             3,000,000      3,666,929
   3.40% due 07/25/2029 ***                               331,455        564,172
   4.00% due 04/25/2055 ***                               200,000        261,249
   4.00% due 04/25/2014 ***                               400,000        515,882
   4.00% due 10/25/2014 ***                             4,500,000      5,804,304
   4.00% due 04/25/2009 ***                                40,000         50,569
   4.50% due 07/12/2006 ***                             5,200,000      6,379,473
   4.75% due 04/25/2035 ***                               500,000        727,650
   5.00% due 10/25/2011 ***                             4,550,000      6,147,757
   5.00% due 01/12/2006 ***                             1,300,000      1,578,959
   5.25% due 04/25/2008 ***                             5,830,000      7,506,695
   5.50% due 04/25/2010 ***                             5,190,000      7,007,891
   5.75% due 10/25/2032 ***                             8,900,000     14,701,374
                                                                    ------------
                                                                      54,912,904

GERMANY - 18.86%
Federal Republic of Germany
   3.50% due 10/09/2009 ***                             1,800,000      2,242,846
   3.75% due 07/04/2013                                17,000,000     21,550,976
   4.25% due 01/04/2014 ***                            22,200,000     29,105,349
   4.25% due 07/04/2014                                 1,500,000      1,967,735
   4.50% due 07/04/2009 ***                            10,190,000     13,120,732
   4.50% due 01/04/2013 ***                             1,040,000      1,380,260
   4.75% due 07/04/2034 ***                             1,600,000      2,330,095
   5.00% due 01/04/2012 ***                             5,100,000      6,899,342
   5.00% due 07/04/2012                                 3,900,000      5,302,025
   5.25% due 01/04/2011 ***                            15,975,000     21,590,815
   5.25% due 01/04/2008 ***                               125,000        159,873
   5.25% due 07/04/2010 ***                            16,500,000     22,132,970
   5.375% due 01/04/2010 ***                            1,500,000      2,004,748
   5.50% due 01/04/2031 ***                             1,200,000      1,903,443
   5.625% due 01/04/2028 ***                            5,800,000      9,205,189
   6.00% due 07/04/2007 ***                               720,000        921,655
   6.25% due 01/04/2024 ***                             5,900,000      9,759,606
   6.25% due 01/04/2030 ***                             8,975,000     15,484,260

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

GERMANY (CONTINUED)
Federal Republic of Germany (continued)
   6.50% due 07/04/2027 ***                        EUR 27,900,000   $ 48,643,275
                                                                    ------------
                                                                     215,705,194

GREECE - 0.03%
Republic of Hellenic
   8.80% due 06/19/2007 ***                               293,470        391,505

ITALY - 0.08%
Republic of Italy
   4.25% due 11/01/2009                                   140,000        179,091
   5.50% due 11/01/2010                                   560,000        760,857
                                                                    ------------
                                                                         939,948

JAPAN - 9.36%
Government of Japan
   0.50% due 06/20/2013 ***                        JPY130,000,000      1,086,741
   0.70% due 09/20/2008 ***                           130,000,000      1,156,620
   0.90% due 12/22/2008 ***                           365,000,000      3,267,703
   1.10% due 03/21/2011 ***                           360,000,000      3,217,316
   1.50% due 09/20/2014 ***                           660,000,000      5,891,736
   1.50% due 03/20/2014 ***                         1,030,000,000      9,232,271
   1.60% due 06/20/2014 ***                         2,470,000,000     22,256,249
   1.60% due 09/20/2014 ***                         1,680,000,000     15,109,190
   1.60% due 09/20/2013 ***                         1,350,000,000     12,242,562
   1.80% due 06/20/2014 ***                         2,340,000,000     21,440,447
   1.80% due 03/22/2010 ***                           180,000,000      1,666,638
   2.30% due 06/20/2035 ***                           550,000,000      4,745,879
   2.30% due 05/20/2030 ***                           462,300,000      4,108,931
   2.40% due 06/20/2024 ***                           178,000,000      1,676,163
                                                                    ------------
                                                                     107,098,446

MEXICO - 0.16%
Government of Mexico
   5.875% due 01/15/2014 ***                       $    1,500,000      1,551,000
   6.75% due 06/06/2006 ***                        JPY 28,000,000        257,769
                                                                    ------------
                                                                       1,808,769

NETHERLANDS - 0.67%
Kingdom of Netherlands
   3.75% due 07/15/2014 ***                        EUR  3,200,000      4,053,421
   5.00% due 07/15/2011 ***                               100,000        134,419
   5.50% due 01/15/2028 ***                             2,190,000      3,421,132
                                                                    ------------
                                                                       7,608,972

NEW ZEALAND - 0.03%
Government of New Zealand Bond,
   Series 1106
   8.00% due 11/15/2006 ***                        NZD    500,000        353,847

PANAMA - 0.09%
Republic of Panama
   7.25% due 03/15/2015 ***                        $      900,000        981,000

PERU - 0.08%
Republic of Peru
   9.125% due 01/15/2008 (b)***                    $      800,000   $    864,000

RUSSIA - 0.12%
Russian Federation
   10.00% due 06/26/2007 ***                            1,300,000      1,414,660

SOUTH AFRICA - 0.08%
Republic of South Africa
   6.50% due 06/02/2014 ***                               600,000        655,500
   8.375% due 10/17/2006 ***                              210,000        217,728
                                                                    ------------
                                                                         873,228

SPAIN - 0.91%
Government of Spain
   4.20% due 07/30/2013 ***                        EUR    100,000        130,493
   4.20% due 01/31/2037 ***                             1,000,000      1,334,097
   4.75% due 07/30/2014 ***                               600,000        816,862
   5.15% due 07/30/2009 ***                             2,910,000      3,831,049
   5.75% due 07/30/2032 ***                               500,000        823,617
   6.15% due 01/31/2013 ***                             2,420,000      3,523,686
                                                                    ------------
                                                                      10,459,804

SWEDEN - 0.36%
Kingdom of Sweden
   5.00% due 01/28/2009 ***                        SEK 14,200,000      1,980,977
   5.25% due 03/15/2011 ***                            14,350,000      2,084,310
                                                                    ------------
                                                                       4,065,287

UNITED KINGDOM - 2.33%
United Kingdom Treasury
   4.00% due 03/07/2009 ***                        GBP    270,000        474,554
   4.25% due 06/07/2032 ***                               500,000        885,143
   4.75% due 06/07/2010                                 2,800,000      5,067,232
   5.00% due 03/07/2012 ***                             1,900,000      3,503,060
   5.00% due 03/07/2008                                 3,700,000      6,668,554
   5.75% due 12/07/2009 ***                                25,000         46,814
   6.00% due 12/07/2028 ***                               335,000        743,587
   7.25% due 12/07/2007 ***                             1,210,000      2,276,071
   8.00% due 12/07/2015 ***                               500,000      1,155,442
   8.00% due 09/27/2013 ***                             2,540,000      5,618,298
   8.50% due 12/07/2005 ***                               150,000        267,397
                                                                    ------------
                                                                      26,706,152
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $438,606,352)                                              $448,636,628
                                                                    ------------

CORPORATE BONDS - 6.38%
CAYMAN ISLANDS - 0.54%
ASIF II Jersey, Ltd.
   3.0157% due 06/15/2007 (b)***                   CAD  3,200,000      2,754,834
Mizuho Finance, Ltd.
   1.525% due 12/31/2049 ***                       JPY200,000,000      1,765,580

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                     --------------   ----------
CORPORATE BONDS (CONTINUED)

CAYMAN ISLANDS (CONTINUED)
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)                         EUR    600,000   $  746,848
Vita Capital, Ltd., 2003-1
   4.45% due 01/01/2007 (b)                          $      900,000      902,592
                                                                      ----------
                                                                       6,169,854

DENMARK - 0.01%
Nykredit
   6.00% due 10/01/2029 ***                          DKK    629,794      106,541
Unikredit Realred
   6.00% due 07/01/2029 ***                                  71,695       12,129
                                                                      ----------
                                                                         118,670

FRANCE - 0.22%
Axa, SA
   3.75% due 01/01/2017 ***                          EUR    231,700      651,663
BNP Paribas, Series EMTN
   5.25% due 01/23/2014 (b)***                              125,000      162,471
France Telecom SA, Series REGS
   zero coupon, Step up to 6.75% on
      03/14/2006 due 03/14/2008 ***                         250,000      330,046
   7.5 due 03/14/2011 ***                            GBP    405,000      806,112
GIE PSA Tresorerie
   5.875% due 09/27/2011 ***                         EUR    250,000      345,250
Veolia Environnement, Series EMTN
   4.875% due 05/28/2013 ***                                210,000      278,979
                                                                      ----------
                                                                       2,574,521

GERMANY - 0.18%
Bayerische Hypo-und Vereinsbank AG, Series
   EMTN
   6.00% due 02/05/2014 ***                                 400,000      566,378
Bayerische Landesbank, Series EMTN
   1.40% due 04/22/2013 ***                          JPY 60,000,000      535,922
Kreditanstalt fuer Wiederaufbau
   5.00% due 07/04/2011 ***                          EUR    250,000      335,677
Landesbank Baden Wurttemberg
   5.50% due 04/02/2007 ***                                 200,000      252,046
Lbank Rheinland Pfalz Giro
   4.75% due 04/04/2008 ***                                 330,000      419,199
                                                                      ----------
                                                                       2,109,222

IRELAND - 0.12%
Bank of Ireland
   6.45% due 02/10/2010 ***                               1,000,000    1,379,717

ITALY - 0.32%
Edison SpA, Series EMTN
   5.125% due 12/10/2010 ***                                210,000      276,843
Findomestic Securitisation Vehicle
   2.436% due 12/20/2008 (b)***                           2,100,000    2,533,309
Telecom Italia SpA, Series EMTN
   6.25% due 02/01/2012 ***                                 580,000      810,937
                                                                      ----------
                                                                       3,621,089

JAPAN - 0.42%
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                       $    4,000,000   $3,947,944
Sumitomo Mitsui Banking Corp.
   4.375% due 10/27/2014 (b)***                      EUR    250,000      314,930
   5.625% due 07/29/2049 (b)***                      $      500,000      497,596
                                                                      ----------
                                                                       4,760,470

JERSEY CHANNEL ISLANDS - 0.05%
HSBC Capital Funding LP, Series REGS
   8.03% due 12/29/2049 (b)***                       EUR    350,000      535,683

LUXEMBOURG - 0.01%
Telecom Italia Finance SA, Series EMTN
   7.25 due 04/20/2011 ***                                  125,000      179,597

NETHERLANDS - 0.42%
Daimler Chrysler International Finance
   6.125% due 03/21/2006 ***                                450,000      551,693
Delphinus
   2.41% due 04/25/2093 (b)***                            1,500,000    1,819,552
Deutsche Telekom International Finance BV
   7.50% due 05/29/2007 ***                                 125,000      162,639
   8.125% due 05/29/2012 ***                                180,000      278,141
E.ON International Finance BV, Series EMTN
   5.75% due 05/29/2009 ***                                 590,000      782,855
Essent NV, Series EMTN
   4.50% due 06/25/2013 ***                                 770,000      995,014
RWE Finance BV, Series EMTN
   6.125% due 10/26/2012 ***                                125,000      178,402
                                                                      ----------
                                                                       4,768,296

SPAIN - 0.39%
Banesto Banco De Emisiones
   2.197% due 10/04/2006 ***                              1,300,000    1,567,230
Caja Ahorro Monte Madrid
   2.132% due 05/31/2006 (b)***                           1,200,000    1,446,372
Hipotebansa V Hipotecaria, Series A
   2.261% due 01/18/2018 (b)***                             288,560      347,927
Kingdom of Spain
   3.10% due 09/20/2006 ***                          JPY120,000,000    1,089,914
                                                                      ----------
                                                                       4,451,443

SWEDEN - 0.14%
Spintab AB, Series 168
   6.00% due 04/20/2009 ***                          SEK  5,000,000      717,767
Swedbank ForeningsSparbanken
   4.4338% due 12/11/2011 (b)***                     $      900,000      903,919
                                                                      ----------
                                                                       1,621,686

TUNISIE - 0.22%
Banque Centrale de Tunisie
   4.50% due 06/22/2020 ***                          EUR  1,500,000    1,841,256
   7.375% due 04/25/2012 ***                         $      600,000      678,000
                                                                      ----------
                                                                       2,519,256

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                    --------------   -----------
CORPORATE BONDS (CONTINUED)

UNITED KINGDOM - 0.71%
Anglian Water Services Finance PLC, Series
   EMTN
   4.625% due 10/07/2013 ***                        EUR    250,000   $   326,772
ASIF III Jersey, Ltd.
   2.269% due 07/17/2006 (b)***                            600,000       723,523
AWG PLC
   5.375% due 07/02/2009 ***                               400,000       524,861
Cadbury Schweppes Investments PLC, Series EMTN
   4.25% due 06/30/2009 ***                                675,000       849,700
HBOS PLC, Series 144A
   5.92% due 09/29/2049 (b)***                      $    2,800,000     2,806,821
Imperial Tobacco Finance PLC, Series EMTN
   6.375% due 09/27/2006 ***                        EUR    410,000       512,710
Lloyds TSB Bank PLC
   5.625% due 07/15/2049 (b)***                          1,020,000     1,345,037
NGG Finance PLC
   5.25% due 08/23/2006 ***                                410,000       506,236
   6.125% due 08/23/2011 ***                               250,000       348,667
Royal Bank of Scotland PLC, Series EMTN
   4.875% due 03/26/2009 ***                               125,000       161,022
                                                                     -----------
                                                                       8,105,349

UNITED STATES - 2.63%
Bank of America Corp.
   4.75% due 05/06/2019 (b)***                             400,000       529,602
Bank of America MTN
   3.625% due 03/03/2008 ***                               250,000       308,638
DaimlerChrysler NA Holding Corp.
   4.0263% due 03/07/2007 (b)***                    $    2,400,000     2,396,429
DaimlerChrysler NA Holding Corp., MTN,
   Series D
   4.3138% due 09/10/2007 (b)***                         3,800,000     3,808,953
Dominion Resources, Inc./VA
   4.125% due 02/15/2008 ***                               250,000       246,542
Ford Motor Credit Company
   4.74% due 11/16/2006 (b)***                             900,000       896,814
   4.87% due 03/21/2007 (b)***                           1,400,000     1,381,216
   6.875% due 02/01/2006 ***                             2,500,000     2,510,230
Ford Motor Credit Company, Series EMTN
   4.875% due 05/17/2007 ***                        EUR    230,000       278,294
General Electric Capital Corp.
   6.625% due 02/04/2010 ***                        NZD    250,000       172,363
General Motors Acceptance Corp., Series MTN
   4.6769% due 05/18/2006 (b)***                    $      250,000       249,845
General Motors Corp.
   7.25% due 07/03/2013 ***                         EUR    500,000       496,926
Harrahs Operating, Inc.
   7.875% due 12/15/2005 ***                        $      100,000       100,625
J. P. Morgan & Company, Inc., MTN Series A
   5.341% due 02/15/2012 (b)***                            360,000       392,324
KFW International Finance, Inc.
   1.75% due 03/23/2010 ***                         JPY185,000,000     1,710,834
   5.75% due 01/15/2008 ***                         $    5,500,000   $ 5,652,999
MGM Mirage Resorts, Inc.
   6.75% due 08/01/2007 ***                                600,000       610,500
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)***                             560,000       624,771
Mizuho Preferred Capital Company, LLC
   8.79% due 12/29/2049 (b)***                             100,000       108,850
News America Holdings, Inc.
   6.75% due 01/09/2038 ***                                125,000       136,045
Park Place Entertainment Corp.
   7.875% due 12/15/2005 ***                               100,000       100,625
PLD International Finance LLC
   4.375% due 04/13/2011 ***                        EUR    350,000       441,906
SLM Corp., Series MTNA
   5.00% due 04/15/2015 ***                         $      375,000       372,921
Sprint Capital Corp.
   6.375% due 05/01/2009 ***                                50,000        52,498
Time Warner, Inc.
   6.125% due 04/15/2006 ***                             3,140,000     3,166,184
Toyota Motor Credit Corp., Series MTNB
   3.75% due 10/12/2007 (b)***                           2,500,000     2,498,768
UFJ Finance Aruba AEC
   6.75% due 07/15/2013 ***                                 90,000        98,825
Wal-Mart Stores, Inc.
   5.25% due 09/28/2035 ***                         GBP    250,000       467,981
Wells Fargo Company
   3.50% due 04/04/2008 ***                         $      250,000       243,972
                                                                     -----------
                                                                      30,056,480
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $69,556,695)                             $72,971,333
                                                                     -----------

MUNICIPAL BONDS - 0.75%

CALIFORNIA - 0.24%
California Infrastructure & Economic
   Development Bank Revenue
   5.00% due 07/01/2036 ***                                535,000       556,571
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                              1,000,000     1,108,950
Long Beach California Community College
   District, Series A
   5.00% due 05/01/2028 ***                                100,000       104,224
Los Angeles California Wastewater Systems
   Revenue, Series A
   5.00% due 06/01/2027 ***                                200,000       208,920
   5.00% due 06/01/2032 ***                                600,000       624,450
Los Angeles County California Sanitation
   District
   5.00% due 10/01/2011 ***                                100,000       108,990
Metropolitan Water District Southern
   California Waterworks Revenue
   5.00% due 10/01/2036 ***                                 45,000        47,080

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
MUNICIPAL BONDS (CONTINUED)

CALIFORNIA (CONTINUED)
Sacramento County California Public Financing
   Authority Tax Allocation Revenue
   4.75% due 12/01/2033 ***                              $   55,000   $   55,441
                                                                      ----------
                                                                       2,814,626
CONNECTICUT - 0.01%
Connecticut State, Series C
   5.50% due 12/15/2013 ***                                 100,000      112,508

GEORGIA - 0.03%
De Kalb County Georgia Water & Sewage
   Revenue, Series A
   5.00% due 10/01/2035 ***                                 300,000      312,423

ILLINOIS - 0.02%
Chicago Illinois Board of Education
   5.00% due 12/01/2031 ***                                 100,000      108,485
Chicago Illinois Water Revenue
   5.00% due 11/01/2026 ***                                 100,000      108,441
                                                                      ----------
                                                                         216,926
KENTUCKY - 0.01%
Louisville & Jefferson Kentucky Sewer,
   Series A
   5.00% due 05/15/2036 ***                                 100,000      103,854

LOUISIANA - 0.04%
State of Louisiana, Series A
   5.00% due 05/01/2014 ***                                 360,000      391,518
   5.00% due 05/01/2014 ***                                  40,000       42,829
                                                                      ----------
                                                                         434,347

MARYLAND - 0.03%
Maryland State Health & Higher Education,
   Series B
   5.00% due 07/01/2041 ***                                 100,000      102,350
Washington Suburban Sanitary District Maryland
   5.25% due 06/01/2010 ***                                 200,000      217,490
                                                                      ----------
                                                                         319,840

MICHIGAN - 0.01%
Michigan State Building Authority Revenue,
   Series 1
   5.25% due 10/15/2013 ***                                 100,000      110,643

NEW JERSEY - 0.01%
New Jersey State Transportation Trust Fund
   Authority, Series C
   5.00% due 06/15/2010 ***                                 100,000      106,468

NEW YORK - 0.29%
Liberty New York Development
   Corp., Revenue Bond
   5.25% due 10/01/2035                                   1,400,000    1,559,530
New York, New York City Transitional
Financial Authority
   5.00% due 02/01/2028 ***                                 285,000      298,631
   5.00% due 02/01/2033 ***                                 265,000      275,979
   5.25% due 08/01/2011 ***                                 400,000      438,080
Tobacco Settlement Financing Corp.
   5.25% due 06/01/2013 ***                              $  700,000   $  734,573
                                                                      ----------
                                                                       3,306,793

TEXAS - 0.02%
Harris County Texas
   5.00% due 08/01/2033 ***                                 200,000      202,836
Lower Colorado River Authority
   5.00% due 05/15/2028 ***                                  30,000       31,075
                                                                      ----------
                                                                         233,911

VIRGINIA - 0.03%
Tobacco Settlement Financing Corp.
   4.00% due 06/01/2013 ***                                 100,000      100,613
   5.625% due 06/01/2037 ***                                300,000      311,649
                                                                      ----------
                                                                         412,262

WASHINGTON - 0.01%
Seattle Washington Water Systems Revenue
   5.00% due 09/01/2033 ***                                 100,000      103,499
                                                         ----------   ----------
TOTAL MUNICIPAL BONDS (Cost $8,361,572)                               $8,588,100
                                                                      ----------

COLLATERALIZED MORTGAGE

OBLIGATIONS - 7.69%

AUSTRALIA - 0.02%
Crusade Global Trust, Series 1999-1, Class A2
   4.12% due 02/15/2030 (b)***                               59,148       59,152
Homeside Mortgage Securities, Series 2001-1,
Class A
   3.81% due 01/20/2027 (b)***                               65,606       64,452
Torrens Trust, Series 2000-1GA, Class A
4.0281% due 07/15/2031 (b)***                                90,174       90,203
                                                                      ----------
                                                                         213,807

CAYMAN ISLANDS - 0.01%
SHL Corp., Ltd., Series 1999-1A, Class A2
   0.751% due 12/25/2024 (b)***                       JPY 7,798,320       68,468

IRELAND - 0.32%
Emerald Mortgages PLC, Series 2, Class A
   2.375% due 04/15/2028 (b)***                       EUR   504,422      608,383
Lusitano Motgages PLC, Series 1, Class A
   2.416% due 12/15/2035 (b)***                             681,873      828,204
Paris Residential Funding PLC, Series 1X,
   Class A
   2.51% due 07/25/2011 (b)***                            1,862,348    2,249,886
                                                                      ----------
                                                                       3,686,473

ITALY - 0.71%
Seashell Securities PLC, Series 2001-II,
   Class A
   2.423% due 07/25/2028 (b)***                             881,151    1,067,964
Siena Mortgages, Series 2003-4, Class A2
   2.365% due 12/16/2038 (b)***                           5,844,074    7,078,494
                                                                      ----------
                                                                       8,146,458

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

NETHERLANDS - 1.06%
Arena BV, Series 2000-I, Class A
   6.10% due 11/15/2062 (b)***                        EUR  500,000   $   691,707
Atomium Mortgage Finance BV,
   Series 2003-I, Class A
   2.314% due 07/01/2034 (b)***                          1,874,850     2,265,668
Delphinus BV, Series 2001-II, Class A1
   2.423% due 11/28/2031 (b)***                          2,500,000     3,037,711
Delphinus BV, Series 2002-I, Class A1
   2.373% due 04/25/2092 (b)***                            436,637       530,709
Dutch MBS BV, Series X, Class B
   2.43% due 10/02/2079 (b)***                           1,000,000     1,213,276
Dutch MBS BV, Series XI, Class A1
   2.365% due 11/02/2035 (b)***                            599,309       725,538
Dutch Mortgage Portfolio Loans, B.V.,
   Series III, Class A
   2.382% due 11/20/2035 (b)***                          2,420,392     2,936,019
Holland Euro-Denominated Mortgage Backed
   Seies, Series 2, Class A
   2.389% due 04/18/2012 (b)***                            594,641       722,109
                                                                     -----------
                                                                      12,122,737

UNITED KINGDOM - 0.97%
Bauhaus Securities Ltd., Series 1, Class A2
   2.446% due 10/30/2052 (b)***                            965,033     1,166,895
Dolerite Funding PLC, Series 1, Class A
   4.10% due 08/20/2032 (b)***                        $    203,215       203,144
Haus, Ltd., Series 2000-1A, Class A2
   2.403% due 12/10/2037 (b)***                       EUR1,186,460     1,438,122
Holmes Financing PLC, Series 6, Class 3A
   2.359% due 10/15/2009 (b)***                            800,000       966,639
Holmes Financing, Series 1, Class 3A2
   2.379% due 07/15/2010 (b)***                       GBP1,400,000     1,692,778
Permanent Financing PLC, Series 2004-4, Class 5A2
   4.7628% due 06/10/2042 (b)***                         3,000,000     5,318,177
SRM Investment, Ltd,, Series 3, Class A
   2.352% due 08/26/2034 (b)***                       EUR  267,043       322,927
                                                                     -----------
                                                                      11,108,682

UNITED STATES - 4.60%
American Home Mortgage Investment Trust,
   Series 2004-3, Class 5A
   4.29% due 10/25/2034 (b)***                        $  1,639,841     1,611,545
Banc of America Large Loan, Inc.,
   Series 2003-BBA2, Class A2
   3.9681% due 11/15/2015 (b)***                           760,806       760,872
Banc of America Mortgage Securities,
   Series 2004-4, Class 1A9
   5.00% due 05/25/2034 ***                              3,120,614     3,087,104
Bear Stearns ARM Trust,
   Series 2002-5, Class 5A
   5.938% due 06/25/2032 (b)***                             25,104        25,094
Countrywide Home Loans,
   Series 2004-12, Class 14A2
   4.11% due 08/25/2034 (b)***                        $  1,344,498   $ 1,344,372
Countrywide Home Loans,
   Series 2004-25, Class 1A1
   4.16% due 02/25/2035 (b)***                           1,475,228     1,475,697
Countrywide Home Loans,
   Series 2004-25, Class 2A1
   4.17% due 02/25/2035 (b)***                           1,646,561     1,645,866
Countrywide Mortgage Backed Securities, Inc.,
   Series 2004-7, Class 5A2
   4.10% due 05/25/2034 (b)***                           1,094,604     1,091,792
Countrywide Mortgage Backed Securities, Inc.,
   Series 2005-2, Class 2A1
   4.15% due 03/25/2035 (b)***                             688,339       688,906
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-AR13,
   Class 3A
   5.7296% due 05/25/2032 (b)***                            28,302        28,345
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2002-P2, Class A
   3.42% due 03/25/2032 (b)***                              92,398        91,769
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2003-8, Class 5A1
   6.50% due 04/25/2033 ***                                258,632       261,191
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2002-P3A, Class A1
   3.40% due 08/25/2033 (b)***                             229,853       231,115
Credit Suisse First Boston Mortgage,
   Series 2004-CF1, Class A1
   4.16% due 05/25/2043 (b)***                             345,935       345,927
Credit Suisse First Boston Mortgage,
   Series 2004-TFL1, Class A1
   3.8881% due 02/15/2014 (b)***                           278,441       278,439
Federal Home Loan Mortgage Corp.,
   Series 2003-2581, Class QG
   5.00% due 12/15/2031 ***                              2,500,000     2,462,603
Federal Home Loan Mortgage Corp.,
   Series 2005-2922, Class EH
   4.50% due 07/15/2023 ***                              5,974,293     5,857,514
Federal Home Loan Mortgage Corp.,
   Series 2005-3037, Class BC
   4.50% due 02/15/2020 ***                              8,300,000     8,174,847
Federal National Mortgage Association,
   Series 2003-26, Class AT
   5.00% due 11/25/2032 ***                              3,100,000     3,007,428
Fieldstone Mortgage Investment Corp.,
   Series 2004-1, Class 2A
   4.12% due 01/25/2035 (b)***                             181,834       182,145
First Alliance Mortgage Loan,
   Series 1997-4, Class A3
   4.0263% due 12/20/2027 (b)***                            79,303        79,316

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
First Republic Mortgage Loan Trust, Series
   2001-FRB1, Class A
   4.1181% due 11/15/2031 (b)***                        $1,590,316   $ 1,596,724
GMAC Mortgage Corp Loan Trust, Series
   2004-J4, Class A1
   5.50% due 09/25/2034 ***                              2,025,357     2,029,302
Government Lease Trust, Series 1999-C1A,
   Class B1,
   4.00% due 05/18/2011                                    186,771       182,009
GS Mortgage Securities Corp., Series
   2001-1285, Class A2
   6.526% due 08/15/2018 ***                               200,000       216,726
GS Mortgage Securities Corp., Series 2003-1,
   Class A2
   4.53% due 01/25/2032 (b)***                           1,720,776     1,734,971
GS Mortgage Securities Corp., Series
   2003-FL6A, Class A1
   3.9181% due 11/15/2015 (b)***                           379,806       379,781
GS Mortgage Securities Corp., Series
   2004-SEA1, Class A1A
   4.02% due 10/25/2033 (b)***                             238,484       238,564
GSAMP Trust, Series 2005-HE2, Class A1
   3.93% due 03/25/2035 (b)***                             656,844       656,942
Household Mortgage Loan Trust, Series
   2003-HC1, Class A
   4.1463% due 02/21/2033 (b)***                            39,855        39,933
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A2
   3.7868% due 11/21/2034 (b)***                           501,128       499,063
Mellon Residential Funding Corp., Series
   2000-TBC3, Class A1
   4.2081% due 12/15/2030 (b)***                         1,264,469     1,265,510
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc., Series 1999-A, Class A
   4.1481% due 03/15/2025 (b)***                           201,241       202,064
Sequoia Mortgage Trust, Series 2003-4,
   Class 2A1
   4.1463% due 07/20/2033 (b)***                           967,172       968,109
Sequoia Mortgage Trust, Series 5, Class A
   4.1394% due 10/19/2026 (b)***                         1,212,150     1,213,366
Sequoia Mortgage Trust, Series 8, Class 2A
   4.0963% due 08/20/2032 (b)***                           514,181       514,162
Washington Mutual Mortgage Securities Corp.,
   Series 2002-S5, Class 1A1
   5.1308% due 10/25/2032 (b)***                            85,262        85,285
Washington Mutual Mortgage Securities Corp.,
   Series 2003-R1, Class A1
   4.10% due 12/25/2027 (b)***                           2,722,747     2,720,482
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2, Class 2A1A
   4.14% due 01/25/2045 (b)***                           1,907,618     1,908,925
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6, Class 2A1A
   4.06% due 04/25/2045 (b)***                          $3,222,377   $ 3,222,377
Washington Mutual Mortgage Securities, Series
   2002-AR2, Class A
   4.007% due 02/27/2034 (b)***                            247,654       244,952
                                                                     -----------
                                                                      52,651,134
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $86,355,804)                                                $87,997,759
                                                                     -----------
ASSET BACKED SECURITIES - 2.13%

CAYMAN ISLANDS - 0.03%
Redwood Capital, Ltd., Series 2003-3,
   Class Note
   6.95% due 01/09/2006 (b)                                300,000       300,120

UNITED STATES - 2.10%
AAA Trust, Series 2005-2, Class A1
   3.93% due 11/26/2035 (b)***                           6,403,176     6,400,056
Ameriquest Mortgage Securities, Inc., Series
   2003-2, Class A
   4.24% due 03/25/2033 (b)***                              54,336        54,364
Ameriquest Mortgage Securities, Inc.,
   Series 2003-1, Class A2
   4.24% due 02/25/2033 (b)***                               6,286         6,288
Amortizing Residential Collateral Trust,
   Series 2002-BC4, Class A
   4.12% due 07/25/2032 (b)***                               6,344         6,284
Amresco Residential Securities, Series
   1999-1, Class A
   4.77% due 06/25/2029 (b)***                             129,520       129,564
Bank One Issuance Trust, Series 2003-A2,
   Class A2
   3.8181% due 10/15/2008 (b)***                         5,100,000     5,101,054
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-SD1, Class A1
   4.00% due 12/25/2042 (b)***                             410,548       410,395
Carrington Mortgage Loan Trust, Series
   2005-NC3, Class A1A
   3.91% due 06/25/2035 (b)***                           2,785,310     2,785,074
CDC Mortgage Capital Trust, Series 2003-HE2,
   Class A
   4.18% due 10/25/2033 (b)***                              63,343        63,371
Citigroup Mortgage Loan Trust Inc, Series
   2005-OPT3, Class A1A
   3.43% due 07/25/2035 ***                                865,389       865,631
Countrywide Asset-Backed Certificates, Series
   2005-4, Class 3AV1
   3.91% due 10/25/2035 (b)***                           2,686,862     2,687,319
Credit-Based Asset Servicing and Securities,
   Series 2004-RP1, Class A2
   3.98% due 05/25/2050 (b)***                             601,773       601,490

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                --------------   ---------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)
Home Equity Asset Trust, Series 2002-1,
   Class A4
   4.13% due 11/25/2032 (b)***                  $        1,283   $        1,284
Home Equity Asset Trust, Series 2004-3,
   Class A3
   3.98% due 08/25/2034 (b)***                         244,126          244,133
Long Beach Mortgage Loan Trust,
   Series 2003-3, Class A
   4.15% due 07/25/2033 (b)***                         434,968          435,278
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-HE9, Class A3A
   3.98% due 11/25/2034 (b)***                         223,437          223,444
Morgan Stanley Capital I, Inc.,
   Series 2004-XLF, Class A1
   3.9081% due 04/15/2016 (b)***                       765,508          765,798
Residential Asset Mortgage Products, Inc.,
   Series 2002-RS3, Class AII1
   4.11% due 06/25/2032 (b)***                          77,173           77,294
Residential Asset Mortgage Products, Inc.,
   Series 2003-RS8, Class AIIB
   4.17% due 09/25/2033 (b)***                         286,171          287,283
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AII1
   3.99% due 09/25/2013 (b)***                         772,634          772,737
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB
   4.08% due 07/25/2032 (b)***                         302,060          302,527
Residential Asset Securities Mortgage, Series
   2002-KS2, Class AIIB
   4.10% due 04/25/2032 (b)***                         233,007          233,195
Saxon Asset Securities Trust, Series 2002-3,
   Class AV
   4.23% due 12/25/2032 (b)***                           4,439            4,439
SLM Student Loan Trust, Series 2004-10,
   Class A1
   3.63% due 07/27/2009 (b)***                         118,800          118,793
Structured Asset Mortgage Investments, Inc.,
   Series 2004-AR3, Class 1A2
   4.0794% due 07/19/2034 (b)***                     1,485,435        1,485,378
                                                                     24,062,473
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $24,367,458)                                            $   24,362,593
                                                                 --------------

SUPRANATIONAL OBLIGATIONS - 0.47%

BELGIUM(EUROCLEAR) - 0.23%
European Investment Bank, Series INTL
   4.00% due 10/15/2037 ***                     EUR  2,100,000        2,653,914

JAPAN - 0.08%
Inter-American Development Bank
   1.90% due 07/08/2009 ***                     JPY100,000,000          929,324

UNITED STATES - 0.16%
European Investment Bank
   3.51% due 04/15/2008 * (b)***                $    1,768,875   $    1,770,747
                                                --------------   --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $5,268,032)                                             $    5,353,985
                                                                 --------------
OPTIONS - 0.00%

UNITED STATES - 0.00%
Chicago Board of Trade American Purchase Put
   United States Treasury Note Futures
   Expiration 11/22/2005 at $103.50 *                1,700,000           26,563
Chicago Mercantile Exchange American Purchase
   Put on a Eurodollar
   Expiration 12/19/2005 at $94.00 *                 1,150,000            2,875
Over The Counter European Style Call
   Expiration 06/02/2006 at $4.50 *                  2,000,000           17,838
                                                                 --------------
                                                                         47,276
                                                                 --------------
TOTAL OPTIONS (Cost $95,647)                                     $       47,276
                                                                 --------------

SHORT TERM INVESTMENTS - 4.44%
Skandinaviska Enskilda Banken
   3.85% due 12/22/2005 ***                     $   16,600,000   $   16,454,427
UBS Finance Delaware, Inc.
   3.96% due 01/27/2006 ***                         10,600,000       10,462,412
   3.97% due 01/30/2006 ***                         11,100,000       10,951,886
United States Treasury Bills
   zero coupon due 12/01/2005 to
   12/15/2005 *** ****                              13,040,000       12,967,853
                                                --------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $50,799,530)                                            $   50,836,578
                                                                 --------------

REPURCHASE AGREEMENTS - 0.89%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $10,157,481 on
   10/03/2005, collateralized by
   $10,360,000 U.S. Treasury Notes,
   3.875% due 05/15/2010 (valued at
   $10,360,000, including
   interest) (c)***                             $   10,156,000   $   10,156,000
                                                --------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,156,000)                                            $   10,156,000
                                                                 --------------

TOTAL INVESTMENTS (GLOBAL BOND TRUST)
   (COST $1,249,754,398) - 110.23%                               $1,260,808,005

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.23)%                   (117,061,375)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,143,746,630
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.54%

ADVERTISING - 0.42%
Omnicom Group, Inc.                                         63,300   $ 5,293,779

AEROSPACE - 1.59%
Lockheed Martin Corp.                                      228,300    13,935,432
Rockwell Collins, Inc.                                      16,300       787,616
Textron, Inc.                                               46,000     3,299,120
United Technologies Corp.                                   38,900     2,016,576
                                                                     -----------
                                                                      20,038,744

APPAREL & TEXTILES - 0.90%
Jones Apparel Group, Inc.                                   76,900     2,191,650
Liz Claiborne, Inc.                                        106,000     4,167,920
Mohawk Industries, Inc. *                                   61,000     4,895,250
                                                                     -----------
                                                                      11,254,820

AUTO PARTS - 0.59%
Genuine Parts Company                                       13,500       579,150
Johnson Controls, Inc.                                      85,500     5,305,275
Lear Corp. (a)                                              43,800     1,487,886
                                                                     -----------
                                                                       7,372,311

AUTO SERVICES - 0.18%
AutoNation, Inc. * (a)                                     111,000     2,216,670

AUTOMOBILES - 2.41%
Ford Motor Company (a)                                   1,401,300    13,816,818
General Motors Corp.                                       463,400    14,184,674
PACCAR, Inc. (a)                                            34,000     2,308,260
                                                                     -----------
                                                                      30,309,752

BANKING - 1.54%
Bank of America Corp.                                      194,300     8,180,030
BB&T Corp.                                                  32,500     1,269,125
Comerica, Inc.                                              48,500     2,856,650
KeyCorp                                                     17,000       548,250
National City Corp. (a)                                    150,100     5,019,344
Regions Financial Corp.                                     10,600       329,872
SunTrust Banks, Inc.                                         4,900       340,305
Wachovia Corp.                                              16,000       761,440
                                                                     -----------
                                                                      19,305,016

BUILDING MATERIALS & CONSTRUCTION - 0.12%
Masco Corp.                                                 49,100     1,506,388

BUSINESS SERVICES - 2.03%
Affiliated Computer Services, Inc.,
   Class A * (a)                                            36,900     2,014,740
Electronic Data Systems Corp.                               48,300     1,083,852
First Data Corp.                                           463,100    18,524,000
Fluor Corp. (a)                                             59,600     3,837,048
                                                                     -----------
                                                                      25,459,640

CELLULAR COMMUNICATIONS - 0.12%
Nextel Partners, Inc., Class A * (a)                        62,300     1,563,730

CHEMICALS - 0.58%
Air Products & Chemicals, Inc.                              24,900     1,372,986
Dow Chemical Company                                        92,300   $ 3,846,141
PPG Industries, Inc.                                        34,800     2,059,812
                                                                     -----------
                                                                       7,278,939

COMPUTERS & BUSINESS EQUIPMENT - 5.88%
Dell, Inc. *                                             1,255,400    42,934,680
EMC Corp. *                                                216,900     2,806,686
Hewlett-Packard Company                                    699,300    20,419,560
Lexmark International, Inc. * (a)                           96,400     5,885,220
Network Appliance, Inc. *                                   76,300     1,811,362
                                                                     -----------
                                                                      73,857,508

CONTAINERS & GLASS - 0.03%
Ball Corp. (a)                                              10,000       367,400

CRUDE PETROLEUM & NATURAL GAS - 2.47%
Amerada Hess Corp. (a)                                       5,100       701,250
Burlington Resources, Inc.                                  96,300     7,831,116
EOG Resources, Inc.                                        134,500    10,074,050
Occidental Petroleum Corp.                                 146,100    12,481,323
                                                                     -----------
                                                                      31,087,739

DOMESTIC OIL - 0.10%
Murphy Oil Corp.                                            24,300     1,211,841

ELECTRICAL EQUIPMENT - 0.63%
American Power Conversion Corp.                             18,200       471,380
General Electric Company                                   220,100     7,410,767
                                                                     -----------
                                                                       7,882,147

ELECTRICAL UTILITIES - 3.65%
American Electric Power Company, Inc.                      150,600     5,978,820
CenterPoint Energy, Inc. (a)                               121,000     1,799,270
Consolidated Edison, Inc. (a)                               11,900       577,745
Constellation Energy Group, Inc.                            40,200     2,476,320
DTE Energy Company (a)                                      17,700       811,722
Edison International                                        60,300     2,850,984
Entergy Corp.                                               80,400     5,975,328
Exelon Corp.                                               198,400    10,602,496
FirstEnergy Corp.                                           15,200       792,224
FPL Group, Inc.                                            111,000     5,283,600
PG&E Corp.                                                  39,800     1,562,150
Pinnacle West Capital Corp. (a)                              6,400       282,112
PPL Corp.                                                   29,400       950,502
Public Service Enterprise Group, Inc. (a)                   24,200     1,557,512
The Southern Company (a)                                   122,600     4,384,176
                                                                     -----------
                                                                      45,884,961

ELECTRONICS - 0.51%
Adobe Systems, Inc.                                        197,300     5,889,405
Agilent Technologies, Inc. *                                14,400       471,600
                                                                     -----------
                                                                       6,361,005

ENERGY - 0.71%
Duke Energy Corp. (a)                                      135,700     3,958,369

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
Marathon Oil Corp.                                          16,800   $ 1,158,024
Progress Energy, Inc. (a)                                   42,400     1,897,400
Sempra Energy                                               22,300     1,049,438
Xcel Energy, Inc. (a)                                       42,300       829,503
                                                                     -----------
                                                                       8,892,734

FINANCIAL SERVICES - 6.72%
Bear Stearns Companies, Inc.                                14,400     1,580,400
Charles Schwab Corp.                                       240,100     3,464,643
Citigroup, Inc.                                             90,500     4,119,560
Countrywide Financial Corp.                                 39,500     1,302,710
Federal Home Loan Mortgage Corp.                            85,400     4,821,684
Federal National Mortgage Association                      498,800    22,356,216
Franklin Resources, Inc.                                    67,000     5,625,320
JPMorgan Chase & Company                                   246,700     8,370,531
Lehman Brothers Holdings, Inc.                              40,800     4,752,384
MBNA Corp.                                                 446,700    11,006,688
PNC Financial Services Group, Inc.                          15,000       870,300
Providian Financial Corp. *                                 37,100       655,928
The Goldman Sachs Group, Inc.                               12,500     1,519,750
Washington Mutual, Inc.                                    357,500    14,021,150
                                                                     -----------
                                                                      84,467,264

FOOD & BEVERAGES - 0.75%
Sara Lee Corp.                                             296,000     5,609,200
Tyson Foods, Inc., Class A                                 212,700     3,839,235
                                                                     -----------
                                                                       9,448,435

GAS & PIPELINE UTILITIES - 0.58%
El Paso Corp. (a)                                          168,100     2,336,590
Kinder Morgan, Inc.                                         51,800     4,981,088
                                                                     -----------
                                                                       7,317,678

HEALTHCARE PRODUCTS - 4.49%
DENTSPLY International, Inc.                                14,600       788,692
Johnson & Johnson                                          827,000    52,332,560
Medtronic, Inc.                                             62,900     3,372,698
                                                                     -----------
                                                                      56,493,950

HEALTHCARE SERVICES - 6.29%
Cardinal Health, Inc.                                       13,000       824,720
Express Scripts, Inc. * (a)                                100,000     6,220,000
Health Net, Inc. * (a)                                       6,100       288,652
Humana, Inc. *                                              40,100     1,919,988
Lincare Holdings, Inc. *                                   104,100     4,273,305
McKesson Corp.                                             266,600    12,650,170
Medco Health Solutions, Inc. *                              40,100     2,198,683
UnitedHealth Group, Inc.                                   888,700    49,944,940
Wellchoice, Inc. *                                           9,600       728,640
                                                                     -----------
                                                                      79,049,098

HOLDINGS COMPANIES/CONGLOMERATES - 0.27%
Loews Corp.                                                 37,400     3,456,134

HOMEBUILDERS - 2.75%
Centex Corp.                                                65,700   $ 4,242,906
D.R. Horton, Inc.                                          248,400     8,997,048
KB Home (a)                                                 88,200     6,456,240
Lennar Corp., Class A                                       72,300     4,320,648
NVR, Inc. *                                                  1,100       973,445
Pulte Homes, Inc.                                          141,400     6,068,888
Toll Brothers, Inc. *                                       79,500     3,551,265
                                                                     -----------
                                                                      34,610,440

HOTELS & RESTAURANTS - 1.98%
Darden Restaurants, Inc.                                    91,100     2,766,707
Marriott International, Inc., Class A                      132,900     8,372,700
McDonald's Corp.                                            25,800       864,042
MGM Mirage, Inc. * (a)                                     110,600     4,840,962
Outback Steakhouse, Inc. (a)                                48,100     1,760,460
Wendy's International, Inc. (a)                             25,800     1,164,870
Yum! Brands, Inc.                                          105,700     5,116,937
                                                                     -----------
                                                                      24,886,678

HOUSEHOLD APPLIANCES - 0.58%
Black & Decker Corp.                                        15,900     1,305,231
Whirlpool Corp.                                             79,800     6,046,446
                                                                     -----------
                                                                       7,351,677

INDUSTRIAL MACHINERY - 0.86%
Caterpillar, Inc.                                          161,500     9,488,125
W.W. Grainger, Inc.                                         21,400     1,346,488
                                                                     -----------
                                                                      10,834,613

INSURANCE - 7.03%
Aetna, Inc.                                                138,300    11,913,162
AFLAC, Inc.                                                246,000    11,143,800
Ambac Financial Group, Inc.                                116,100     8,366,166
American International Group, Inc.                          69,400     4,300,024
Aon Corp.                                                   58,200     1,867,056
CIGNA Corp.                                                114,900    13,542,114
CNA Financial Corp. *                                        5,000       149,350
Fidelity National Financial, Inc. (a)                      158,400     7,051,968
Hartford Financial Services Group, Inc.                     13,100     1,010,927
Lincoln National Corp. (a)                                  47,400     2,465,748
Marsh & McLennan Companies, Inc.                           120,500     3,661,995
MBIA, Inc.                                                  10,700       648,634
MGIC Investment Corp.                                       72,700     4,667,340
Old Republic International Corp.                            63,200     1,685,544
PMI Group, Inc. (a)                                         53,900     2,148,993
Radian Group, Inc. (a)                                      60,600     3,217,860
Torchmark, Inc.                                             91,200     4,818,096
UnumProvident Corp. (a)                                    275,200     5,641,600
                                                                     -----------
                                                                      88,300,377

INTERNATIONAL OIL - 1.00%
ConocoPhillips                                             180,100    12,590,791

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING - 0.37%
Rockwell Automation, Inc. (a)                           71,900   $    3,803,510
SPX Corp.(a)                                            19,300          886,835
                                                                 --------------
                                                                      4,690,345

MEDICAL-HOSPITALS - 0.24%
Tenet Healthcare Corp. *                               263,200        2,955,736

PETROLEUM SERVICES - 4.68%
Exxon Mobil Corp.                                      865,000       54,962,100
Valero Energy Corp.                                     33,900        3,832,734
                                                                 --------------
                                                                     58,794,834

PHARMACEUTICALS - 7.19%
Abbott Laboratories                                    194,100        8,229,840
AmerisourceBergen Corp.                                 94,200        7,281,660
Bristol-Myers Squibb Company                           316,900        7,624,614
Forest Laboratories, Inc. *                             57,100        2,225,187
Merck & Company, Inc.                                  964,700       26,249,487
Pfizer, Inc.                                         1,553,700       38,795,889
                                                                 --------------
                                                                     90,406,677

PHOTOGRAPHY - 0.55%
Eastman Kodak Company (a)                              283,900        6,907,287

PUBLISHING - 0.36%
Gannett Company, Inc.                                   65,400        4,501,482

RAILROADS & EQUIPMENT - 0.73%
Burlington Northern Santa Fe Corp.                     128,200        7,666,360
Union Pacific Corp.                                     20,300        1,455,510
                                                                 --------------
                                                                      9,121,870

RETAIL GROCERY - 1.90%
Albertsons, Inc. (a)                                   180,100        4,619,565
Safeway, Inc. (a)                                      424,000       10,854,400
SUPERVALU, Inc.                                         65,000        2,022,800
The Kroger Company *                                   312,000        6,424,080
                                                                 --------------
                                                                     23,920,845

RETAIL TRADE - 10.73%
Bed Bath & Beyond, Inc. *                              203,600        8,180,648
Dollar General Corp. (a)                               110,800        2,032,072
Home Depot, Inc.                                     1,168,400       44,562,776
Lowe's Companies, Inc.                                 401,900       25,882,360
Target Corp.                                           181,500        9,425,295
The TJX Companies, Inc.                                255,100        5,224,448
Walgreen Company                                       316,900       13,769,305
Wal-Mart Stores, Inc.                                  588,000       25,766,160
                                                                 --------------
                                                                    134,843,064

SEMICONDUCTORS - 3.30%
Intel Corp.                                          1,197,600       29,520,840
Texas Instruments, Inc.                                352,400       11,946,360
                                                                 --------------
                                                                     41,467,200

SOFTWARE - 0.39%
Autodesk, Inc. *                                        22,000        1,021,680
Oracle Corp. *                                         318,200   $    3,942,498
                                                                 --------------
                                                                      4,964,178

STEEL - 0.03%
Nucor Corp. (a)                                          6,700          395,233

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.12%
SBC Communications, Inc.                             1,111,200       26,635,464

TELEPHONE - 4.39%
AT&T Corp. (a)                                         535,600       10,604,880
BellSouth Corp. (a)                                    530,400       13,949,520
Harris Corp. (a)                                        36,200        1,513,160
Verizon Communications, Inc.                           890,100       29,097,369
                                                                 --------------
                                                                     55,164,929

TOBACCO - 3.64%
Altria Group, Inc.                                     620,800       45,759,168

TRANSPORTATION - 0.99%
C. H. Robinson Worldwide, Inc. (a)                       7,000          448,840
Expeditors International of
   Washington, Inc. (a)                                 10,400          590,512
Harley-Davidson, Inc. (a)                              235,300       11,397,932
                                                                 --------------
                                                                     12,437,284

TRUCKING & FREIGHT - 0.17%
J.B. Hunt Transport Services, Inc. (a)                 109,700        2,085,397
                                                   -----------   --------------
TOTAL COMMON STOCKS (Cost $1,253,596,035)                        $1,251,003,252
                                                                 --------------

SHORT TERM INVESTMENTS - 7.34%
State Street Navigator Securities
   Lending Prime Portfolio                         $91,598,479   $   91,598,479
United States Treasury Bills
   3.81% due 03/23/2006 ****                           700,000          687,558
                                                   -----------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $92,286,083)                                            $   92,286,037
                                                                 --------------

REPURCHASE AGREEMENTS - 0.61%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $7,682,120 on
   10/3/2005, collateralized by
   $7,900,000 U.S. Treasury Notes,
   3.375% due 02/28/2007 (valued at
   $7,838,159, including interest) (c)             $ 7,681,000   $    7,681,000
                                                   -----------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,681,000)                                             $    7,681,000
                                                                 --------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
   (COST $1,353,563,118) - 107.49%                               $1,350,970,289
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.49)%                     (94,185,957)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,256,784,332
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS - 99.68%

AEROSPACE - 1.03%
Textron, Inc.                                             310,400   $ 22,261,888

AGRICULTURE - 1.20%
Archer-Daniels-Midland Company                          1,049,500     25,880,670

BANKING - 3.57%
Bank of America Corp.                                     952,200     40,087,620
SunTrust Banks, Inc.                                      125,700      8,729,865
UnionBanCal Corp.                                         113,400      7,906,248
Wachovia Corp.                                            424,100     20,182,919
                                                                    ------------
                                                                      76,906,652

BROADCASTING - 1.59%
Viacom, Inc., Class B                                   1,039,000     34,297,390

BUILDING MATERIALS & CONSTRUCTION - 0.68%
American Standard Companies, Inc.                         313,900     14,612,045

BUSINESS SERVICES - 1.43%
Dun & Bradstreet Corp. *                                   92,100      6,066,627
Fair Isaac Corp. (a)                                      213,200      9,551,360
NCR Corp. *                                               474,300     15,134,913
                                                                    ------------
                                                                      30,752,900

CABLE AND TELEVISION - 0.26%
Comcast Corp., Class A *                                  187,300      5,502,874

CELLULAR COMMUNICATIONS - 0.98%
Crown Castle International Corp. *                        859,200     21,162,096

CHEMICALS - 0.26%
Eastman Chemical Company                                  120,000      5,636,400

COMPUTERS & BUSINESS EQUIPMENT - 7.45%
Brocade Communications Systems, Inc. * (a)              1,377,600      5,620,608
CDW Corp.                                                 327,600     19,302,192
Dell, Inc. *                                              570,000     19,494,000
Hewlett-Packard Company                                   721,100     21,056,120
International Business Machines Corp.                     291,700     23,400,174
Seagate Technology, Inc. *                              1,076,600     17,064,110
Western Digital Corp. * (a)                             1,939,000     25,071,270
Xerox Corp. *                                           2,153,000     29,388,450
                                                                    ------------
                                                                     160,396,924

CONSTRUCTION & MINING EQUIPMENT - 0.49%
National Oilwell, Inc. *                                  161,800     10,646,440

COSMETICS & TOILETRIES - 1.83%
Estee Lauder Companies, Inc., Class A                     413,200     14,391,756
Kimberly-Clark Corp.                                      420,600     25,038,318
                                                                    ------------
                                                                      39,430,074

CRUDE PETROLEUM & NATURAL GAS - 2.21%
Amerada Hess Corp.                                         72,900     10,023,750
Dresser-Rand Group, Inc. * (a)                            376,220      9,266,299
EOG Resources, Inc.                                       183,600     13,751,640
Sunoco, Inc.                                              184,900     14,459,180
                                                                    ------------
                                                                      47,500,869

DOMESTIC OIL - 0.64%
Forest Oil Corp. *                                        266,100   $ 13,863,810

ELECTRICAL EQUIPMENT - 2.66%
General Electric Company                                1,533,300     51,626,211
Molex, Inc.                                               210,000      5,602,800
                                                                    ------------
                                                                      57,229,011

ELECTRICAL UTILITIES - 3.84%
Constellation Energy Group, Inc.                          123,200      7,589,120
Edison International                                      596,000     28,178,880
TXU Corp.                                                 415,300     46,879,064
                                                                    ------------
                                                                      82,647,064

ELECTRONICS - 1.23%
Arrow Electronics, Inc. *                                 361,000     11,320,960
Celestica, Inc. *                                         385,600      4,361,136
Solectron Corp. *                                       2,758,600     10,786,126
                                                                    ------------
                                                                      26,468,222

ENERGY - 0.28%
Sempra Energy                                             130,300      6,131,918

FINANCIAL SERVICES - 6.81%
Bear Stearns Companies, Inc.                              164,900     18,097,775
Citigroup, Inc.                                         1,363,800     62,080,176
Federal Home Loan Mortgage Corp.                          462,200     26,095,812
Federal National Mortgage Association                     377,900     16,937,478
Fiserv, Inc. *                                            275,700     12,646,359
IndyMac Bancorp, Inc. (a)                                 273,800     10,837,004
                                                                    ------------
                                                                     146,694,604

FOOD & BEVERAGES - 1.31%
Pilgrims Pride Corp.                                      220,400      8,022,560
Tyson Foods, Inc., Class A                              1,123,000     20,270,150
                                                                    ------------
                                                                      28,292,710

GAS & PIPELINE UTILITIES - 0.33%
Williams Companies, Inc.                                  285,300      7,146,765

HEALTHCARE PRODUCTS - 2.10%
Becton, Dickinson & Company                               230,100     12,064,143
Johnson & Johnson                                         523,200     33,108,096
                                                                    ------------
                                                                      45,172,239

HEALTHCARE SERVICES - 5.30%
Express Scripts, Inc. *                                   470,000     29,234,000
Humana, Inc. *                                            469,800     22,494,024
McKesson Corp.                                            925,100     43,895,995
UnitedHealth Group, Inc.                                  328,800     18,478,560
                                                                    ------------
                                                                     114,102,579

HOMEBUILDERS - 1.07%
Hovnanian Enterprises, Inc., Class A *                    362,000     18,534,400
Lennar Corp., Class A                                      74,200      4,434,192
                                                                    ------------
                                                                      22,968,592

HOTELS & RESTAURANTS - 1.56%
Boyd Gaming Corp.                                         240,100     10,353,112

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
CBRL Group, Inc.                                          184,700   $  6,217,002
Darden Restaurants, Inc.                                  391,500     11,889,855
Marriott International, Inc., Class A                      80,300      5,058,900
                                                                    ------------
                                                                      33,518,869

HOUSEHOLD PRODUCTS - 0.36%
Newell Rubbermaid, Inc. (a)                               339,800      7,696,470

INDUSTRIAL MACHINERY - 1.18%
Cummins, Inc. (a)                                         191,900     16,885,281
W.W. Grainger, Inc.                                       135,700      8,538,244
                                                                    ------------
                                                                      25,423,525

INSURANCE - 12.80%
ACE, Ltd.                                                 469,500     22,099,365
Aetna, Inc.                                               363,800     31,337,732
Allstate Corp.                                            804,200     44,464,218
American International Group, Inc.                        272,000     16,853,120
CIGNA Corp.                                               166,000     19,564,760
Everest Re Group, Ltd.                                    233,300     22,840,070
Hartford Financial Services Group, Inc. (a)               587,200     45,314,224
Lincoln National Corp.                                    182,300      9,483,246
Prudential Financial, Inc.                                576,000     38,914,560
SAFECO Corp.                                              244,000     13,024,720
XL Capital, Ltd., Class A                                 174,100     11,844,023
                                                                    ------------
                                                                     275,740,038

INTERNATIONAL OIL - 1.61%
ConocoPhillips                                            417,500     29,187,425
Royal Dutch Petroleum Company- NY Shares (a)               86,400      5,425,920
                                                                    ------------
                                                                      34,613,345

INTERNET SOFTWARE - 0.95%
Cisco Systems, Inc. *                                   1,137,300     20,391,789

LEISURE TIME - 1.50%
Brunswick Corp.                                           304,300     11,481,239
Royal Caribbean Cruises, Ltd. (a)                         483,000     20,865,600
                                                                    ------------
                                                                      32,346,839

MANUFACTURING - 1.97%
Illinois Tool Works, Inc.                                 316,500     26,057,445
Stanley Works                                             251,700     11,749,356
Tyco International, Ltd.                                  167,400      4,662,090
                                                                    ------------
                                                                      42,468,891

MEDICAL-HOSPITALS - 0.33%
Universal Health Services, Inc., Class B                  147,300      7,015,899

MINING - 1.02%
Freeport-McMoran Copper & Gold, Inc., Class B             454,400     22,079,296

PAPER - 0.56%
Louisiana-Pacific Corp.                                   438,200     12,133,758

PETROLEUM SERVICES - 5.42%
Exxon Mobil Corp.                                       1,295,500     82,316,070
Halliburton Company                                       219,600     15,046,992
Tesoro Petroleum Corp. (a)                                107,900   $  7,255,196
Valero Energy Corp.                                       106,500     12,040,890
                                                                    ------------
                                                                     116,659,148

PHARMACEUTICALS - 5.08%
AmerisourceBergen Corp.                                   571,400     44,169,220
Barr Pharmaceuticals, Inc. *                              535,100     29,387,692
Forest Laboratories, Inc. *                               308,000     12,002,760
Merck & Company, Inc.                                     384,700     10,467,687
Pfizer, Inc.                                              538,700     13,451,339
                                                                    ------------
                                                                     109,478,698

RAILROADS & EQUIPMENT - 1.20%
GATX Corp. (a)                                            115,500      4,568,025
Norfolk Southern Corp.                                    526,100     21,338,616
                                                                    ------------
                                                                      25,906,641

RETAIL TRADE - 5.25%
Abercrombie & Fitch Company, Class A                      111,000      5,533,350
Advance Auto Parts, Inc. *                                126,150      4,879,482
American Eagle Outfitters, Inc.                           223,900      5,268,367
Barnes & Noble, Inc.                                      162,700      6,133,790
Federated Department Stores, Inc.                         269,100     17,994,717
Gap, Inc.                                               1,677,800     29,244,054
Home Depot, Inc.                                          478,300     18,242,362
J.C. Penney Company, Inc.                                 383,000     18,161,860
Pacific Sunwear of California, Inc. *                     354,500      7,600,480
                                                                    ------------
                                                                     113,058,462

SEMICONDUCTORS - 4.16%
Applied Materials, Inc.                                 1,373,800     23,299,648
Emulex Corp. * (a)                                        751,000     15,177,710
Lam Research Corp. * (a)                                  895,900     27,298,073
Novellus Systems, Inc. *                                  951,800     23,871,144
                                                                    ------------
                                                                      89,646,575

SOFTWARE - 0.88%
Microsoft Corp.                                           738,200     18,993,886

STEEL - 0.28%
Nucor Corp.                                               101,100      5,963,889

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.98%
Nokia Oyj-Sponsored ADR                                 1,242,800     21,015,748

TELEPHONE - 1.57%
ALLTEL Corp.                                              194,000     12,631,340
CenturyTel, Inc.                                          170,300      5,957,094
Sprint Corp.                                              643,985     15,313,963
                                                                    ------------
                                                                      33,902,397

TOBACCO - 1.72%
Altria Group, Inc.                                        503,400     37,105,614

TRUCKING & FREIGHT - 0.75%
CNF, Inc.                                                 176,600      9,271,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
Fedex Corp.                                              78,000   $    6,796,140
                                                                  --------------
                                                                      16,067,640
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,918,090,687)                         $2,146,932,153
                                                                  --------------
SHORT TERM INVESTMENTS - 3.60%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $77,634,339   $   77,634,339
                                                    -----------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $77,634,339)                                             $   77,634,339
                                                                  --------------
REPURCHASE AGREEMENTS - 0.26%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $5,640,822 on
   10/3/2005, collateralized by
   $5,800,000 U.S. Treasury Notes,
   3.375% due 02/28/2007 (valued at
   $5,754,598, including interest) (c)              $ 5,640,000   $    5,640,000
                                                    -----------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,640,000)                                              $    5,640,000
                                                                  --------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST II)
   (COST $2,001,365,026) - 103.54%                                $2,230,206,492
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.54)%                      (76,349,764)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $2,153,856,728
                                                                  ==============

HEALTH SCIENCES TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 100.30%

BIOTECHNOLOGY - 22.92%
Advanced Life Sciences Holdings, Inc. *                     41,700   $   207,249
Affymetrix, Inc. *                                           9,000       416,070
Amgen, Inc. *                                              107,000     8,524,690
Arena Pharmaceuticals, Inc. *                               49,100       486,090
Biogen Idec, Inc. *                                         69,500     2,743,860
Biosphere Medical, Inc. *                                   98,100       557,208
Cephalon, Inc. *                                           142,000     6,591,640
deCODE genetics, Inc. *                                     90,000       755,100
Discovery Laboratories, Inc. *                              18,000       116,100
Exelixis, Inc. *                                           114,700       879,749
Genentech, Inc. *                                          121,000    10,189,410
Genmab A/S *                                                36,800       743,242
Human Genome Sciences, Inc. *                               44,800       608,832
Inhibitex, Inc. *                                           19,000       193,420
Integra LifeSciences Holdings Corp. *                       16,500       631,290
Invitrogen Corp. *                                           8,200       616,886
Keryx Biopharmaceuticals, Inc. *                            42,300       666,648
Kosan Biosciences, Inc. *                                   58,300       423,841
Martek Biosciences Corp. *                                  38,100     1,338,453
MedImmune, Inc. *                                           45,400   $ 1,527,710
MGI Pharma, Inc. *                                          77,900     1,815,849
Momenta Pharmaceuticals, Inc. *                             29,200       795,700
Monogram Biosciences, Inc. *                                15,400        36,190
Myogen, Inc. *                                              66,600     1,565,100
Nektar Therapeutics *                                       28,300       479,685
NeoRx Corp. *                                               36,100        33,573
Neurocrine Biosciences, Inc. *                              78,600     3,866,334
Panacos Pharmaceuticals, Inc. *                             20,600       200,644
Protein Design Labs, Inc. *                                115,200     3,225,600
Regeneration Technologies, Inc. *                           15,700       128,269
Serologicals Corp. *                                        17,300       390,288
Tercica, Inc. *                                             36,800       415,104
Trimeris, Inc. *                                           120,100     1,842,334
Vion Pharmaceuticals, Inc. *                               157,000       340,690
                                                                     -----------
                                                                      53,352,848

CHEMICALS - 0.42%
Solvay SA                                                    8,300       968,288

DRUGS & HEALTH CARE - 5.77%
Conmed Corp. *                                               8,400       234,192
Conor Medsystems, Inc. *                                    24,300       571,050
CV Therapeutics, Inc. *                                     63,700     1,703,975
DOV Pharmaceutical, Inc. *                                  24,300       412,614
Gentiva Health Services, Inc. *                              7,000       126,840
ImClone Systems, Inc. *                                    143,800     4,522,510
Immucor Corp. *                                             44,650     1,225,196
OraSure Technologies, Inc. *                                24,800       233,864
Wyeth                                                       95,018     4,396,483
                                                                     -----------
                                                                      13,426,724

HEALTHCARE PRODUCTS - 12.40%
Alcon, Inc.                                                 18,000     2,301,840
Aspect Medical Systems, Inc. *                              20,200       598,526
Biomet, Inc.                                                26,200       909,402
Boston Scientific Corp. *                                   52,900     1,236,273
Dade Behring Holdings, Inc.                                 57,964     2,124,960
Dynavax Technologies Corp. *                                 7,700        51,590
Edwards Lifesciences Corp. *                                37,900     1,683,139
Gen-Probe, Inc. *                                           41,500     2,052,175
Guidant Corp.                                                8,400       578,676
Hologic, Inc. *                                             11,500       664,125
Johnson & Johnson                                           33,100     2,094,568
Kinetic Concepts, Inc. *                                    47,900     2,720,720
Mannkind Corp. *                                            21,000       287,490
Mannkind Corp. *                                            16,700       228,623
Medtronic, Inc.                                             24,800     1,329,776
Patterson Companies, Inc. *                                 11,100       444,333
ResMed, Inc. *                                              28,600     2,277,990
Respironics, Inc. *                                          8,000       337,440

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
St. Jude Medical, Inc. *                                   49,400   $  2,311,920
Stryker Corp.                                              32,500      1,606,475
The Medicines Company *                                    78,600      1,808,586
Zimmer Holdings, Inc. *                                    17,600      1,212,464
                                                                    ------------
                                                                      28,861,091

HEALTHCARE SERVICES - 17.01%
Cardinal Health, Inc.                                      41,300      2,620,072
Coventry Health Care, Inc. *                               24,700      2,124,694
DaVita, Inc. *                                             66,200      3,049,834
Healthsouth Corp. *                                        99,300        411,102
Medco Health Solutions, Inc. *                             21,300      1,167,879
Quest Diagnostics, Inc.                                    24,600      1,243,284
Symbion, Inc. *                                            37,100        959,777
UnitedHealth Group, Inc.                                  234,200     13,162,040
Vistacare, Inc. *                                           8,300        120,101
WebMD Health Corp. *                                        9,400        231,701
Wellpoint, Inc. *                                         191,400     14,511,948
                                                                    ------------
                                                                      39,602,432

HOUSEHOLD PRODUCTS - 0.24%
Cryolife, Inc. *                                           37,100        257,845
Endologix, Inc. *                                          61,000        309,880
                                                                    ------------
                                                                         567,725

INSURANCE - 2.81%
Aetna, Inc.                                                20,100      1,731,414
CIGNA Corp.                                                33,600      3,960,096
Universal American Financial Corp. *                       37,800        859,572
                                                                    ------------
                                                                       6,551,082

LIFE SCIENCES - 1.12%
Incyte Corp. *                                            141,300        664,110
Symyx Technologies, Inc. *                                 74,500      1,945,940
                                                                    ------------
                                                                       2,610,050

MEDICAL-HOSPITALS - 3.32%
Community Health Systems, Inc. *                          108,800      4,222,528
Manor Care, Inc.                                            4,500        172,845
Sunrise Senior Living, Inc. *                              12,500        834,250
Triad Hospitals, Inc. *                                    55,200      2,498,904
                                                                    ------------
                                                                       7,728,527

PHARMACEUTICALS - 33.96%
Abbott Laboratories                                        16,400        695,360
Abgenix, Inc. *                                           131,400      1,666,152
Alexion Pharmaceuticals, Inc. *                            32,900        910,672
Alkermes, Inc. *                                          205,100      3,445,680
American Pharmaceutical Partners, Inc. *                    3,800        173,508
Amylin Pharmaceuticals, Inc. *                            104,800      3,645,992
Andrx Corp. *                                              41,800        644,974
Array BioPharma, Inc. *                                    23,000        165,140
Astellas Pharmaceuticals, Inc.                             49,479      1,864,825
Atherogenics, Inc. *                                       49,600        795,088
Barr Pharmaceuticals, Inc. *                                4,300   $    236,156
Biocryst Pharmaceuticals, Inc. *                          103,000      1,007,340
Caremark Rx, Inc. *                                        33,112      1,653,282
Celgene Corp. *                                            55,000      2,987,600
Cubist Pharmaceuticals, Inc. *                            153,600      3,308,544
Elan Corp. PLC, ADR *                                     243,900      2,160,954
Eli Lilly & Company                                        42,927      2,297,453
Encysive Pharmaceuticals, Inc. *                          111,500      1,313,470
Eyetech Pharmaceuticals, Inc. *                            25,000        449,000
Favrille, Inc. *                                           15,400         70,070
Gilead Sciences, Inc. *                                   261,598     12,755,519
Idenix Pharmaceuticals, Inc. *                             11,700        293,670
Indevus Pharmaceuticals, Inc. *                            50,100        144,288
Inspire Pharmaceuticals, Inc. *                            26,300        199,880
IVAX Corp. *                                               20,275        534,449
Medicis Pharmaceutical Corp., Class A                      12,300        400,488
Novartis AG, ADR                                           28,700      1,463,700
Noven Pharmaceuticals, Inc. *                              30,800        431,200
Novo Nordisk AS                                             8,200        406,747
NPS Pharmaceuticals, Inc. *                                83,100        840,141
Onyx Pharmaceuticals, Inc. *                               28,638        715,377
OSI Pharmaceuticals, Inc. *                                76,000      2,222,240
Penwest Pharmaceuticals Company *                          14,700        257,691
Pfizer, Inc.                                               85,880      2,144,424
Pharmion Corp. *                                           14,900        324,969
Rigel Pharmaceuticals, Inc. *                              38,400        912,768
Roche Holdings AG                                          24,500      3,417,455
Salix Pharmaceuticals, Ltd. *                               9,750        207,188
Sanofi Aventis SA                                          16,700      1,384,409
Schering-Plough Corp.                                      70,700      1,488,235
Schwarz Pharma AG                                          20,370      1,259,301
Sepracor, Inc. *                                          147,100      8,677,429
Shire Pharmaceuticals Group PLC, ADR                       49,400      1,827,306
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR                                           12,400        414,408
Theravance, Inc. *                                         69,600      1,464,384
United Therapeutics Corp. *                                 8,400        586,320
Valeant Pharmaceuticals International                      25,700        516,056
Vertex Pharmaceuticals, Inc. *                            122,504      2,737,964
ViroPharma, Inc. *                                         74,100      1,541,280
                                                                    ------------
                                                                      79,060,546

REAL ESTATE - 0.17%
Ventas, Inc., REIT                                         12,700        408,940

SOFTWARE - 0.16%
Allscripts Healthcare Solution, Inc. *                     20,400        367,608
                                                                    ------------
TOTAL COMMON STOCKS (Cost $202,400,296)                             $233,505,861
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
PREFERRED STOCKS - 0.01%

BIOTECHNOLOGY - 0.01%
NeoRx Corp. * (e)                                               6   $     12,079
                                                       ----------   ------------
TOTAL PREFERRED STOCKS (Cost $60,000)                               $     12,079
                                                                    ------------
WARRANTS - 0.02%

BIOTECHNOLOGY - 0.02%
Myogen, Inc.
   (Expiration date 09/29/2009; strike
   price $7.80) (e)                                         2,960         46,472
NeoRx Corp.
   (Expiration date 12/03/2008; strike
   price $6.00) (e)                                         2,400              0
                                                                    ------------
                                                                          46,472
                                                                    ------------
HEALTHCARE PRODUCTS - 0.00%
Mannkind Corp.
   (Expiration date 08/05/2010; strike
   price $12.228) (e)                                      21,000          6,140
                                                       ----------   ------------
TOTAL WARRANTS (Cost $895)                                          $     52,612
                                                                    ------------
OPTIONS - 0.04%

BIOTECHNOLOGY - 0.01%
Human Genome Sciences, Inc.
Expiration 10/22/2005 at $15.00                            16,300         13,855

DRUGS & HEALTH CARE - 0.02%
ImClone Systems, Inc.
   Expiration 10/22/2005 at $30.00                         62,300         59,185

PHARMACEUTICALS - 0.01%
Abgenix, Inc.
   Expiration 10/22/2005 at $12.50                         12,300         15,990
                                                       ----------   ------------
TOTAL OPTIONS (Cost $125,129)                                       $     89,030
                                                                    ------------
SHORT TERM INVESTMENTS - 0.84%
T. Rowe Price Reserve Investment Fund
   3.066% due 09/19/2034 (c)                           $1,956,003   $  1,956,003
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,956,003)                                                $  1,956,003
                                                                    ------------
REPURCHASE AGREEMENTS - 0.13%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $306,045 on
   10/3/2005, collateralized by
   $320,000 U.S. Treasury Notes, 3.375%
   due 10/15/2009 (valued at $316,400,
   including interest) (c)                             $  306,000   $    306,000
                                                       ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $306,000)                                                  $    306,000
                                                                    ------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
   (COST $204,848,323) - 101.34%                                    $235,921,585
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.34)%                       (3,125,694)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $232,795,891
                                                                    ============

HIGH YIELD TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 0.29%

INTERNET CONTENT - 0.01%
Globix Corp. *                                               83,945   $  165,372

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.28%
Song Networks Holding AB *                                   27,635            0
Telewest Global, Inc. *                                     216,164    4,960,964
Viatel Holding, Ltd. *                                       11,667           35
                                                                      ----------
                                                                       4,960,999
TELEPHONE - 0.00%
XO Communications, Inc. *                                     4,585       11,737
                                                            -------   ----------
TOTAL COMMON STOCKS (Cost $9,881,707)                                 $5,138,108
                                                                      ----------

PREFERRED STOCKS - 0.38%

AUTO PARTS - 0.08%
Delphi Trust I * (a)                                        140,000    1,309,000

CELLULAR COMMUNICATIONS - 0.30%
Alamosa Holdings, Inc. *                                      4,080    5,280,785

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Maxcom Telecomunicaciones SA * (e)                          170,850        1,708
McLeodUSA, Inc., Class A *                                   16,663        2,000
                                                                      ----------
                                                                           3,708
                                                                      ----------
TOTAL PREFERRED STOCKS (Cost $7,217,463)                              $6,593,493
                                                                      ----------
WARRANTS - 0.01%

BROADCASTING - 0.01%
XM Satellite Radio                                            1,295       86,765

ELECTRICAL UTILITIES - 0.00%
SW Acquisition
   (Expiration date 04/01/2011; strike price $0.01)             198       61,225

TELECOMMUNICATIONS EQUIPMENT &

SERVICES - 0.00%

Maxcom Telecomunicaciones SA
  (Expiration date 04/01/2007; strike price $0.01) (e)        1,675          419
McLeodUSA, Inc.
   (Expiration date 04/16/2007; strike price $1.354)         36,926          258
                                                                      ----------
                                                                             677

TELEPHONE - 0.00%
XO Communications, Inc.
   (Expiration date 01/16/2010; strike price $6.25)           9,172        3,210
   (Expiration date 01/16/2010; strike price $7.50)           6,878        1,651
   (Expiration date 01/16/2010; strike price $10.00)          6,878        1,513
                                                                      ----------
                                                                           6,374
                                                                      ----------
TOTAL WARRANTS (Cost $124,372)                                        $  155,041
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ----------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS - 18.82%

ARGENTINA - 0.80%
Republic of Argentina
   1.33 due 12/31/2038                            $      4,210,000   $ 1,662,950
   4.005% due 08/03/2012 (b)                             5,250,000     4,207,875
   5.83% due 12/31/2033                           ARS   16,366,821     7,336,609
   8.00% due 10/30/2009                           EUR1,000,000,000       194,049
   8.50% due 02/23/2049                                  2,428,000       495,848
                                                                     -----------
                                                                      13,897,331

BRAZIL - 4.81%
Federal Republic of Brazil
   4.25% due 04/15/2009 (b)                       $      1,046,154     1,038,308
   4.3125% due 04/15/2012 (b)                           21,790,868    21,437,856
   8.00% due 01/15/2018 (a)                             40,873,000    43,284,507
   10.50% due 07/14/2014                                 1,375,000     1,664,438
   11.00% due 08/17/2040                                10,090,000    12,370,340
   12.25% due 03/06/2030                                 2,770,000     3,811,520
                                                                     -----------
                                                                      83,606,969

BULGARIA - 0.30%
Republic of Bulgaria
   8.25% due 01/15/2015                                  4,300,000     5,282,980

COLOMBIA - 0.90%
Republic of Colombia
   8.125% due 05/21/2024 (a)                             2,640,000     2,831,400
   9.75% due 04/23/2009                                  2,625,000     3,012,187
   10.00% due 01/23/2012                                   625,000       753,125
   10.375% due 01/28/2033                                2,960,000     3,862,800
   10.75% due 01/15/2013                                 1,025,000     1,287,913
   11.75% due 02/25/2020 (a)                             2,850,000     3,964,350
                                                                     -----------
                                                                      15,711,775

COSTA RICA - 0.01%
Republic of Costa Rica
   6.548% due 03/20/2014                                   150,000       149,625

ECUADOR - 0.32%
Republic of Ecuador
   zero coupon, Step up to 10% on
      08/15/2006 due 08/15/2030 (b)                      5,285,000     4,986,397
   12.00% due 11/15/2012                                   615,000       626,378
                                                                     -----------
                                                                       5,612,775

MEXICO - 3.67%
Government of Mexico
   5.875% due 01/15/2014                                 2,479,000     2,563,286
   6.375% due 01/16/2013                                12,260,000    13,044,640
   6.625% due 03/03/2015                                 8,530,000     9,267,845
   7.50% due 04/08/2033                                 11,355,000    13,171,800
   8.00% due 09/24/2022                                    675,000       820,125
   8.125% due 12/30/2019 (a)                             4,525,000     5,486,562
   8.30% due 08/15/2031                                  1,590,000     1,987,500
   8.375% due 01/14/2011                                 2,810,000     3,231,500

Government of Mexico, Series MI10 (continued)
   9.50% due 12/18/2014                           MXN   33,555,000   $ 3,291,837
   10.375% due 02/17/2009                           $    2,550,000     2,979,675
   11.375% due 09/15/2016                                5,330,000     7,861,750
                                                                     -----------
                                                                      63,706,520

PANAMA - 0.45%
Republic of Panama
   7.25% due 03/15/2015                                  1,275,000     1,389,750
   8.875% due 09/30/2027                                   680,000       827,900
   9.375% due 04/01/2029                                 3,625,000     4,603,750
   9.375% due 01/16/2023                                   752,000       949,400
                                                                     -----------
                                                                       7,770,800

PERU - 0.78%
Republic of Peru
   zero coupon, Step up to 5% on
      03/07/2006 due 03/07/2017 (b)                      4,182,000     4,129,725
   zero coupon, Step up to 5% on
      03/07/2006 due 03/07/2017 (b)                        588,000       570,360
   7.35% due 07/21/2025                                    575,000       609,500
   8.75% due 11/21/2033                                  3,175,000     3,833,813
   9.125% due 02/21/2012                                 2,203,000     2,643,600
   9.875% due 02/06/2015                                 1,375,000     1,756,562
                                                                     -----------
                                                                      13,543,560

PHILIPPINES - 1.01%
Republic of Philippines
   8.25% due 01/15/2014 (a)                                775,000       803,094
   9.375% due 01/18/2017                                   275,000       301,469
   9.50% due 02/02/2030 (a)                              2,225,000     2,375,187
   10.625% due 03/16/2025                               12,050,000    14,068,375
                                                                     -----------
                                                                      17,548,125

POLAND - 0.11%
Republic of Poland
   5.25% due 01/15/2014                                  1,775,000     1,826,031

RUSSIA - 2.56%
Russian Federation
   5.00% due 03/31/2030                                 27,775,000    31,913,475
   11.00% due 07/24/2018                                 6,755,000    10,303,401
   12.75% due 06/24/2028                                 1,190,000     2,242,912
                                                                     -----------
                                                                      44,459,788

SOUTH AFRICA - 0.22%
Republic of South Africa
   6.50% due 06/02/2014                                  2,050,000     2,239,625
   9.125% due 05/19/2009                                 1,425,000     1,620,937
                                                                     -----------
                                                                       3,860,562

TURKEY - 1.64%
Republic of Turkey
   7.00% due 06/05/2020                                  2,325,000     2,293,031

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

TURKEY (CONTINUED)
Republic of Turkey (continued)
   7.25% due 03/15/2015                               $ 2,200,000   $  2,315,500
   9.50% due 01/15/2014                                 5,075,000      6,134,407
   11.00% due 01/14/2013                                1,800,000      2,301,750
   11.75% due 06/15/2010                                  475,000        591,375
   11.875% due 01/15/2030 (a)                          10,150,000     14,895,125
                                                                    ------------
                                                                      28,531,188

UKRAINE - 0.19%
Republic of Ukraine
   7.65% due 06/11/2013                                 3,075,000      3,384,345

VENEZUELA - 1.05%
Republic of Venezuela
   4.64% due 04/20/2011 (b)                             1,780,000      1,771,115
   6.75% due 03/31/2020                                   300,000        302,250
   8.50% due 10/08/2014                                 5,025,000      5,577,750
   10.75% due 09/19/2013                                5,575,000      6,954,813
Republic of Venezuela
   7.65% due 04/21/2025                                 3,575,000      3,614,325
                                                                    ------------
                                                                      18,220,253
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $307,442,777)                                              $327,112,627
                                                                    ------------

CORPORATE BONDS - 70.93%

ADVERTISING - 0.62%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                                  120,000        134,999
Lamar Media Corp.
   6.625% due 08/15/2015                                3,275,000      3,332,313
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                               1,425,000      1,599,563
Vertis, Inc.
   9.75% due 04/01/2009                                 5,590,000      5,771,675
                                                                    ------------
                                                                      10,838,550

AEROSPACE - 1.17%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                                 2,750,000      2,894,375
Argo Tech Corp.
   9.25% due 06/01/2011                                    80,000         84,800
DRS Technologies, Inc.
   6.875% due 11/01/2013                                5,625,000      5,428,125
Moog, Inc.
   6.25% due 01/15/2015                                    95,000         95,475
Sequa Corp.
   9.00% due 08/01/2009                                 7,340,000      7,780,400
Sequa Corp., Series B
   8.875% due 04/01/2008                                3,855,000      4,028,475
TransDigm, Inc.
   8.375% due 07/15/2011                                   10,000         10,500
                                                                    ------------
                                                                      20,322,150

AGRICULTURE - 0.48%
Case New Holland, Inc.
   9.25% due 08/01/2011                               $   725,000   $    766,687
Hines Nurseries, Inc.
   10.25% due 10/01/2011                                2,600,000      2,639,000
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
      01/15/2008 due 07/15/2012                         2,175,000      1,848,750
United Agri Products, Inc.
   8.25 due 12/15/2011                                  2,969,000      3,132,295
                                                                    ------------
                                                                       8,386,732

AIR TRAVEL - 0.15%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                  590,052        555,977
   6.80% due 07/02/2007                                   677,826        630,972
   8.00% due 12/15/2005                                 1,400,000      1,389,500
                                                                    ------------
                                                                       2,576,449

ALUMINUM - 0.25%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                               3,900,000      4,299,750

AMUSEMENT & THEME PARKS - 0.20%
Six Flags, Inc.
   9.625% due 06/01/2014                                3,050,000      3,004,250
   9.75% due 04/15/2013                                   450,000        443,250
                                                                    ------------
                                                                       3,447,500

APPAREL & TEXTILES - 0.61%
Collins & Aikman Floor Cover
   9.75% due 02/15/2010                                   600,000        579,000
Levi Strauss & Company
   7.73% due 04/01/2012                                 1,400,000      1,396,500
   9.75% due 01/15/2015                                 3,750,000      3,815,625
   12.25% due 12/15/2012                                1,510,000      1,668,550
Quiksilver, Inc.
   6.875% due 04/15/2015                                3,175,000      3,048,000
                                                                    ------------
                                                                      10,507,675

AUTO PARTS - 1.02%
CSK Auto, Inc.
   7.00% due 01/15/2014                                 4,750,000      4,441,250
Delphi Corp.
   6.50% due 08/15/2013 (a)                             1,575,000      1,055,250
Keystone Automotive Operations
   9.75% due 11/01/2013                                 4,540,000      4,517,300
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                4,600,000      4,634,500
   10.25% due 07/15/2013                                  205,000        229,087
TRW Automotive, Inc.
   9.375% due 02/15/2013                                2,678,000      2,905,630
                                                                    ------------
                                                                      17,783,017

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)

AUTO SERVICES - 0.02%
United Rentals North America, Inc.
   7.75% due 11/15/2013                                $   263,000   $   253,795

AUTOMOBILES - 2.19%
Ford Motor Company
   6.625% due 10/01/2028                                 1,225,000       885,063
   7.45% due 07/16/2031                                 32,525,000    25,369,500
   8.90% due 01/15/2032                                  1,500,000     1,263,750
General Motors Corp.
   8.25% due 07/15/2023                                  2,050,000     1,593,875
   8.375% due 07/15/2033                                11,400,000     8,892,000
                                                                     -----------
                                                                      38,004,188

BROADCASTING - 2.93%
Callahan Nordrhein Westfalen
   14.00% due 07/15/2010 @                               4,800,000       570,960
CanWest Media Inc.
   8.00% due 09/15/2012                                  5,249,282     5,570,801
CanWest Media, Inc.
   10.625% due 05/15/2011                                  155,000       168,562
CCH I Holdings LLC
   zero coupon, Step up to 11.75% on
   5/15/2006 due 05/15/2014                              4,525,000     3,235,375
CCH I LLC
   11.00% due 10/01/2015                                13,655,141    13,313,763
Charter Communications Holdings
   8.625% due 04/01/2009 (a)                             1,500,000     1,275,000
   10.75% due 10/01/2009 (a)                             1,850,000     1,628,000
Charter Communications Operating LLC
   8.00% due 04/30/2012                                    430,000       433,225
Charter Communications Operating LLC/Charter
   Communications Operating Capital
   8.375% due 04/30/2014                                   290,000       291,450
Corus Entertainment, Inc.
   8.75% due 03/01/2012                                    510,000       546,337
CSC Holdings, Inc.
   10.50% due 05/15/2016                                   640,000       688,800
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                                 1,410,000     1,388,850
   8.125% due 07/15/2009                                   320,000       322,400
Emmis Communications Corp.
   9.745% due 06/15/2012 (b)                             2,850,000     2,871,375
Liberty Media Corp.
   5.70% due 05/15/2013                                    295,000       268,455
   7.875% due 07/15/2009                                   250,000       263,070
   8.25% due 02/01/2030                                    205,000       196,308
Liberty Media Group
   7.75% due 07/15/2009                                     60,000        62,888
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                                 3,760,000     4,027,900
Radio One, Inc.
   6.375% due 02/15/2013                                 3,940,000     3,880,900
Salem Communications Holding Corp.
   9.00% due 07/01/2011                                $ 1,963,000   $ 2,093,049
Videotron Ltee
   6.375% due 12/15/2015                                 3,425,000     3,399,313
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                 4,625,000     4,370,625
                                                                     -----------
                                                                      50,867,406

BUILDING MATERIALS & CONSTRUCTION - 0.39%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/01/2009 due 03/01/2014                             7,000,000     3,500,000
Brand Services, Inc.
   12.00% due 10/15/2012                                 3,130,000     3,317,800
                                                                     -----------
                                                                       6,817,800

BUSINESS SERVICES - 2.27%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                2,225,000     2,208,312
Buhrmann US, Inc.
   7.875% due 03/01/2015                                 3,025,000     3,040,125
Cardtronics, Inc.
   9.25% due 08/15/2013                                  3,275,000     3,348,687
Conveo Corp.
   7.875% due 12/01/2013                                 3,950,000     3,811,750
DI Finance/ DynCorp International
   9.50% due 02/15/2013                                  5,800,000     6,061,000
Interep National Radio Sales, Inc., Series B,
   Class A
   10.00% due 07/01/2008 (a)                             2,878,000     2,305,997
Invensys PLC
   9.875% due 03/15/2011                                 3,865,000     3,840,844
Iron Mountain, Inc.
   6.625% due 01/01/2016                                    50,000        47,000
   7.75% due 01/15/2015                                  8,676,000     8,806,140
   8.625% due 04/01/2013                                 2,785,000     2,917,288
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                 1,950,000     2,020,688
Xerox Corp.
   7.20% due 04/01/2016                                    360,000       392,400
   9.75% due 01/15/2009                                    645,000       722,400
                                                                     -----------
                                                                      39,522,631

CABLE AND TELEVISION - 3.08%
Cablevision Systems Corp., Series B
   7.89% due 04/01/2009 (b)                              2,750,000     2,818,750
CCO Holdings LLC/ Capital Corp.
   8.75% due 11/15/2013                                  3,250,000     3,209,375
CSC Holdings Inc.
   7.00% due 04/15/2012                                    185,000       174,363
CSC Holdings, Inc.
   7.25% due 07/15/2008                                  3,100,000     3,111,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
DirecTV Holdings LLC
   8.375% due 03/15/2013                               $ 3,669,000   $ 4,003,796
DirecTV Holdings/Finance
   6.375% due 06/15/2015                                 8,675,000     8,609,937
Echostar DBS Corp.
   6.375% due 10/01/2011                                   685,000       679,006
   6.625% due 10/01/2014                                 9,300,000     9,230,250
Insight Communications, Inc.
   zero coupon, Step up to 12.25% on
   02/15/2006 due 02/15/2011                               625,000       637,500
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                  3,415,000     3,739,425
Mediacom Broadband LLC
   11.00% due 07/15/2013                                 3,070,000     3,307,925
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                  2,325,000     2,307,563
Rainbow National Services LLC
   10.375% due 09/01/2014                                3,350,000     3,785,500
Renaissance Media Group, LLC
   10.00% due 04/15/2008                                   285,000       282,150
Rogers Cable, Inc.
   6.25% due 06/15/2013                                    450,000       437,625
   6.75% due 03/15/2015                                     70,000        70,700
   7.875% due 05/01/2012                                    35,000        37,275
Shaw Communications, Inc.
   8.25% due 04/11/2010                                    260,000       282,425
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                  3,105,000     3,178,744
   8.75% due 12/15/2011                                  3,165,000     3,323,250
Young Broadcasting, Inc.
   8.75% due 01/15/2014                                    300,000       266,250
                                                                     -----------
                                                                      53,493,434

CELLULAR COMMUNICATIONS - 2.94%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                 1,625,000     1,832,187
   12 due 07/31/2009                                     1,256,000     1,391,020
American Tower Corp.
   7.25% due 12/01/2011                                    500,000       531,250
   7.50% due 05/01/2012                                  7,000,000     7,420,000
Centennial Cellular Operating Company, LLC
   10.75% due 12/15/2008                                   808,000       830,220
Centennial Communications Corp.
   10.125% due 06/15/2013                                4,900,000     5,512,500
Nextel Communications, Inc.
   9.50% due 02/01/2011                                    208,571       221,864
Nextel Communications, Inc., Series E
   6.875% due 10/31/2013                                 1,510,000     1,604,375
Nextel Communications, Inc., Series D
   7.375% due 08/01/2015                                15,675,000    16,811,437
Rogers Wireless Communications, Inc.
   7.50% due 03/15/2015                                $   265,000   $   285,538
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                   650,000       750,750
SBA Communications Corp.
   8.50% due 12/01/2012                                  1,075,000     1,169,063
SBA Telecommunication /
   SBA Communications Corp.
   zero coupon, Step up to 9.75% on
   12/15/2007 due 12/15/2011                             3,405,000     3,090,038
UbiquiTel Operating Company
   9.875% due 03/01/2011                                 4,525,000     5,022,750
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                 4,000,000     4,600,000
                                                                     -----------
                                                                      51,072,992

CHEMICALS - 4.07%
Airgas, Inc.
   9.125% due 10/01/2011                                   205,000       220,887
Equistar Chemicals LP
   10.125% due 09/01/2008                                2,858,000     3,086,640
   10.625% due 05/01/2011                                1,415,000     1,542,350
Ethyl Corp.
   8.875% due 05/01/2010                                 3,950,000     4,142,562
FMC Corp.
   7.75% due 07/01/2011                                    500,000       545,000
Hercules, Inc.
   6.75% due 10/15/2029                                  5,175,000     5,071,500
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                                 3,035,000     3,399,200
Huntsman ICI Chemicals
   10.125% due 07/01/2009                              EUR 732,000       913,538
Huntsman International LLC
   7.375% due 01/01/2015                               $ 4,350,000     4,165,125
   9.875% due 03/01/2009                                   415,000       438,344
Huntsman LLC
   11.625% due 10/15/2010 (a)                               81,000        92,340
IMC Global, Inc.
   7.30% due 01/15/2028                                    170,000       174,675
   10.875% due 08/01/2013                                  275,000       322,437
Innophos, Inc.
   8.875% due 08/15/2014                                 2,525,000     2,581,812
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                                 1,235,000     1,332,256
ISP Holdings, Inc., Series B
   10.625% due 12/15/2009                                4,195,000     4,436,213
JohnsonDiversey, Inc., Series B
   9.625% due 05/15/2012                                   215,000       214,463
Lubrizol Corp.
   5.50% due 10/01/2014                                     80,000        80,281
Lyondell Chemical Company
   9.50% due 12/15/2008                                  1,600,000     1,676,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                $2,500,000   $ 2,625,000
Methanex Corp.
   8.75% due 08/15/2012                                  2,510,000     2,864,538
Millennium America, Inc.
   9.25% due 06/15/2008                                  2,095,000     2,252,125
Nalco Company
   7.75% due 11/15/2011                                    300,000       306,750
   8.875% due 11/15/2013                                 4,325,000     4,438,531
Nova Chemicals Corp
   6.50% due 01/15/2012                                    135,000       132,300
OM Group, Inc.
   9.25% due 12/15/2011                                  5,675,000     5,774,313
Omnova Solutions, Inc.
   11.25% due 06/01/2010                                    90,000        96,300
PQ Corp.
   7.50% due 02/15/2013                                  6,775,000     6,571,750
Rhodia SA
   7.625% due 06/01/2010                                 2,950,000     2,876,250
   8.875% due 06/01/2011                                 2,100,000     1,984,500
   10.25% due 06/01/2010                                   550,000       581,625
Union Carbide Chemicals & Plastics
   7.875% due 04/01/2023                                    55,000        61,531
Westlake Chemical Corp.
   8.75% due 07/15/2011                                  5,334,000     5,747,385
                                                                     -----------
                                                                      70,748,521

COAL - 0.02%
Massey Energy Company
   6.625% due 11/15/2010                                   110,000       112,200
   6.95% due 03/01/2007                                    190,000       192,850
                                                                     -----------
                                                                         305,050

COMPUTERS & BUSINESS EQUIPMENT - 0.50%
Seagate Technology Holdings
   8.00% due 05/15/2009                                  3,650,000     3,832,500
Unisys Corp.
   8.00% due 10/15/2012                                  4,975,000     4,887,938
                                                                     -----------
                                                                       8,720,438

CONSTRUCTION & MINING EQUIPMENT - 0.33%
Terex Corp
   7.375% due 01/15/2014                                 5,625,000     5,681,250

CONSTRUCTION MATERIALS - 0.20%
Nortek, Inc.
   8.50% due 09/01/2014                                  3,300,000     3,036,000
Texas Industries, Inc.
   7.25% due 07/15/2013                                    450,000       468,000
                                                                     -----------
                                                                       3,504,000

CONTAINERS & GLASS - 2.38%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                                 4,915,000     3,145,600
Crown European Holdings, SA
   9.50% due 03/01/2011                                 $  410,000   $   449,463
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                    575,000       563,500
   9.50% due 08/15/2013                                  5,975,000     5,616,500
Owens-Brockway
   7.75% due 05/15/2011                                    415,000       431,600
Owens-Brockway Glass Container
   8.75% due 11/15/2012                                  1,425,000     1,539,000
Owens-Brockway Glass Container Inc, Series $
   6.75% due 12/01/2014                                  2,250,000     2,171,250
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                                  1,250,000     1,275,000
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010                                  3,910,000     3,968,650
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                                 5,795,000     6,316,550
Pliant Corp.
   11.625% due 06/15/2009                                  914,807       965,121
   13.00% due 06/01/2010                                   785,000       372,875
   13.00% due 06/01/2010                                 1,760,000       836,000
Radnor Holdings Corp.
   11.00% due 03/15/2010 (a)                             2,750,000     1,787,500
Stone Container Corp.
   8.375% due 07/01/2012                                 5,150,000     4,892,500
   9.75% due 02/01/2011                                  3,050,000     3,080,500
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010                                 3,116,000     1,729,380
Tekni-Plex, Inc.
   8.75% due 11/15/2013                                  2,625,000     2,244,375
                                                                     -----------
                                                                      41,385,364

CORRECTIONAL FACILITIES - 0.38%
Corrections Corporation of America
   6.25% due 03/15/2013                                  6,645,000     6,578,550

COSMETICS & TOILETRIES - 0.69%
Del Laboratories, Inc.
   8.00% due 02/01/2012                                  5,200,000     4,277,000
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                 1,746,000     1,938,060
Playtex Products, Inc.
   9.375% due 06/01/2011                                 5,609,000     5,854,394
                                                                     -----------
                                                                      12,069,454

CRUDE PETROLEUM & NATURAL GAS - 0.95%
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                  2,900,000     2,842,000
   6.625% due 01/15/2016                                   345,000       349,312
   6.875% due 01/15/2016                                 6,534,000     6,697,350
   7.00% due 08/15/2014                                  2,400,000     2,520,000
   7.50% due 09/15/2013                                     60,000        63,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Chesapeake Energy Corp. (continued)
   7.75% due 01/15/2015                                 $   35,000   $    37,319
Kerr-McGee Corp.
   7.00% due 11/01/2011                                    450,000       450,000
Plains Exploration & Production Company
   7.125% due 06/15/2014                                   105,000       110,512
   8.75% due 07/01/2012                                     45,000        48,713
Pogo Producing Company
   6.875% due 10/01/2017                                 3,425,000     3,472,094
                                                                     -----------
                                                                      16,591,200

DOMESTIC OIL - 1.10%
Amerada Hess Corp.
   7.30% due 08/15/2031                                    395,000       460,828
Exco Resources, Inc.
   7.25% due 01/15/2011                                  2,680,000     2,773,800
Forest Oil Corp.
   8.00% due 06/15/2008                                    102,000       108,375
   8.00% due 12/15/2011                                    335,000       370,175
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                  4,206,000     4,563,510
Stone Energy Corp.
   8.25% due 12/15/2011                                  4,125,000     4,331,250
Swift Energy Company
   7.625% due 07/15/2011                                 2,100,000     2,163,000
   9.375% due 05/01/2012                                 4,100,000     4,428,000
                                                                     -----------
                                                                      19,198,938

DRUGS & HEALTH CARE - 1.15%
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                                  3,775,000     3,218,188
Rite Aid Corp.
   6.125% due 12/15/2008                                 2,425,000     2,303,750
   7.50% due 01/15/2015                                  3,100,000     2,960,500
   8.125% due 05/01/2010                                 1,065,000     1,086,300
   9.50% due 02/15/2011                                    440,000       465,300
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014                                  6,500,000     6,467,500
Warner Chilcott Corp.
   8.75% due 02/01/2015                                    975,000       936,000
WH Holdings/WH Capital Corp.
   9.50% due 04/01/2011                                  2,400,000     2,586,000
                                                                     -----------
                                                                      20,023,538

ELECTRICAL EQUIPMENT - 0.15%
Wesco Distribution, Inc.
   9.125% due 06/01/2008                                 2,633,000     2,679,078

ELECTRICAL UTILITIES - 3.08%
AES Corp.
   7.75% due 03/01/2014                                  4,325,000     4,584,500
   8.75% due 05/15/2013                                    565,000       618,675
   8.875% due 02/15/2011                                $  540,000   $   585,900
   9.00% due 05/15/2015                                    825,000       905,437
   9.375% due 09/15/2010                                 3,450,000     3,803,625
   9.50% due 06/01/2009                                  1,195,000     1,302,550
Allegheny Energy Supply Company, LLC
   7.80% due 03/15/2011                                     35,000        38,369
Avista Corp.
   9.75% due 06/01/2008                                    275,000       303,926
Calpine Corp.
   8.50% due 07/15/2010                                  7,100,000     5,076,500
   8.75% due 07/15/2013                                  1,100,000       778,250
Calpine Generating Company LLC
   12.39% due 04/01/2011 (b)                             2,175,000     2,066,250
CMS Energy Corp.
   8.50% due 04/15/2011                                    320,000       356,000
Edison Mission Energy
   9.875% due 04/15/2011                                 2,955,000     3,501,675
   10.00% due 08/15/2008                                 4,600,000     5,094,500
FirstEnergy Corp.
   7.375% due 11/15/2031                                   195,000       228,709
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                                8,400,000    10,479,000
   8.50% due 10/01/2021 @                                2,275,000     2,843,750
Nevada Power Company
   6.50% due 04/15/2012                                     80,000        82,200
   9.00% due 08/15/2013                                    224,000       248,780
   10.875% due 10/15/2009                                   16,000        17,680
Nevada Power Company, Series L
   5.875% due 01/15/2015                                   190,000       187,275
Reliant Resources, Inc.
   9.25% due 07/15/2010                                  4,500,000     4,882,500
   9.50% due 07/15/2013                                  3,200,000     3,536,000
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                 1,070,000     1,088,725
TXU Corp., Series P
   5.55% due 11/15/2014                                    345,000       327,518
TXU Corp., Series Q
   6.50% due 11/15/2024                                    340,000       318,505
TXU Corp., Series R
   6.55% due 11/15/2034                                    250,000       232,026
                                                                     -----------
                                                                      53,488,825

ELECTRONICS - 0.41%
L-3 Communications Corp.
   6.125% due 07/15/2013                                   270,000       269,325
   7.625% due 06/15/2012                                 4,250,000     4,462,500
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009                                 3,120,000     1,563,900
Sanmina-SCI Corp.
   6.75% due 03/01/2013                                    105,000        99,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRONICS (CONTINUED)
Sanmina-SCI Corp. (continued)
   10.375% due 01/15/2010                             $    560,000   $   617,400
Thomas & Betts Corp.
   6.39% due 02/10/2009                                     15,000        15,694
   7.25% due 06/01/2013                                     65,000        69,467
                                                                     -----------
                                                                       7,098,036

ENERGY - 0.48%
NRG Energy, Inc.
   8.00% due 12/15/2013                                  6,908,000     7,357,020
Peabody Energy Corp.
   6.875% due 03/15/2013                                   360,000       376,200
Reliant Energy, Inc.
   6.75% due 12/15/2014                                    330,000       324,225

TECO Energy, Inc.
   7.00% due 05/01/2012                                     25,000        26,375
   7.20% due 05/01/2011                                    305,000       324,444
                                                                     -----------
                                                                       8,408,264

FINANCIAL SERVICES - 4.73%
Arch Western Finance
   6.75% due 07/01/2013                                    470,000       479,400
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                 4,325,000     4,108,750
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                 4,584,000     5,099,700
Borden U.S. Finance Corp./Nova Scotia Finance
   ULC
   9.00% due 07/15/2014                                  1,850,000     1,877,750
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                     73,000        80,483
CCM Merger, Inc.
   8.00% due 08/01/2013                                  3,175,000     3,202,781
Ford Motor Credit Company
   7.875% due 06/15/2010                                 1,200,000     1,167,732
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                  8,375,000     7,284,944
   6.875% due 09/15/2011                                 1,000,000       909,613
   7.25% due 03/02/2011                                  2,050,000     1,906,264
   8.00% due 11/01/2031                                 16,850,000    14,712,898
Global Cash Access, LLC
   8.75% due 03/15/2012                                  4,650,000     4,998,750
iPCS Inc.
   11.50% due 05/01/2012                                 2,000,000     2,310,000
JSG Funding PLC
   9.625% due 10/01/2012                                   290,000       291,450
   10.125% due 10/01/2012                             EUR2,675,000     3,467,428
Nell AF SARL
   8.375% due 08/15/2015                              $  3,350,000     3,274,625
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013                          1,800,000     1,332,000
Nexstar Finance, Inc.
   7.00% due 01/15/2014                               $  1,700,000   $ 1,530,000
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                                   230,000       211,600

TRAINS HY-2005-1
   7.651% due 06/15/2015 (b)                            20,042,683    20,418,483
Ucar Finance, Inc.
   10.25% due 02/15/2012                                 3,350,000     3,567,750
                                                                     -----------
                                                                      82,232,401

FOOD & BEVERAGES - 0.88%
Ahold Finance USA, Inc.
   6.875% due 05/01/2029                                   230,000       216,200
Ahold Lease
   8.62% due 01/02/2025                                  1,500,000     1,680,000
Constellation Brands Inc.
   8.125% due 01/15/2012                                   430,000       453,650
Del Monte Corp.
   8.625% due 12/15/2012                                   600,000       645,000
Doane Pet Care Company
   9.75% due 05/15/2007                                  4,650,000     4,626,750
   10.75% due 03/01/2010                                 1,175,000     1,280,750
Dole Food, Inc.
   7.25% due 06/15/2010                                     10,000         9,950
   8.75% due 07/15/2013                                    975,000     1,043,250
   8.875% due 03/15/2011                                   215,000       223,062
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                  4,700,000     4,441,500
Swift & Company
   10.125% due 10/01/2009                                  700,000       753,375
                                                                     -----------
                                                                      15,373,487

FOREST PRODUCTS - 0.01%
Tembec Industries, Inc.
   8.50% due 02/01/2011                                    240,000       156,600

FURNITURE & FIXTURES - 0.58%
Norcraft Companies, LP
   9.00% due 11/01/2011                                  4,425,000     4,579,875
Sealy Mattress Company
   8.25% due 06/15/2014                                  5,500,000     5,527,500
                                                                     -----------
                                                                      10,107,375

GAS & PIPELINE UTILITIES - 2.42%
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                   390,000       449,900
Dynegy Holdings, Inc.
   6.875% due 04/01/2011                                 5,185,000     5,068,337
   7.625% due 10/15/2026                                   600,000       555,000
   9.875% due 07/15/2010                                 1,925,000     2,098,250
   10.125% due 07/15/2013                                1,825,000     2,034,875
El Paso Corp.
   7.75% due 01/15/2032                                  6,600,000     6,649,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
El Paso Corp. (continued)
   7.80% due 08/01/2031                                 $5,200,000   $ 5,213,000
   7.875% due 06/15/2012                                 4,575,000     4,735,125
El Paso Natural Gas
   7.50% due 11/15/2026                                     70,000        72,887
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                   190,000       198,075
El Paso Production Holding Company
   7.75% due 06/01/2013                                    745,000       778,525
Northwest Pipeline Corp.
   8.125% due 03/01/2010                                   535,000       571,113
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                                   935,000     1,090,444
Williams Companies, Inc.
   7.125% due 09/01/2011                                   305,000       319,488
   7.625% due 07/15/2019                                   700,000       757,750
   7.875% due 09/01/2021                                 2,750,000     3,025,000
   8.125% due 03/15/2012                                   740,000       808,450
   8.75% due 03/15/2032                                  6,475,000     7,640,500
                                                                     -----------
                                                                      42,066,219

HEALTHCARE PRODUCTS - 0.55%
Icon Health & Fitness
   11.25% due 04/01/2012 (a)                             1,825,000     1,450,875
Medical Device Manufacturing, Inc.
   10.00% due 07/15/2012                                 4,650,000     5,045,250
Riddell Bell Holdings, Inc.
   8.375% due 10/01/2012                                 3,050,000     3,004,250
                                                                     -----------
                                                                       9,500,375

HEALTHCARE SERVICES - 1.32%
Ameripath, Inc.
   10.50% due 04/01/2013                                 4,100,000     4,264,000
DaVita, Inc.
   6.625% due 03/15/2013                                   135,000       136,687
   7.25% due 03/15/2015                                  2,860,000     2,899,325
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                                 1,025,000     1,009,625
   9.50% due 07/01/2010                                  2,000,000     2,130,000
Eye Care Centers of America
   10.75% due 02/15/2015                                 2,400,000     2,256,000
Insight Health Services Corp.
   9.174% due 11/01/2011 (b)                             3,500,000     3,412,500
National Mentor, Inc.
   9.625% due 12/01/2012                                   675,000       705,375
Vanguard Health Holding Company, II LLC
   9.00% due 10/01/2014                                  5,250,000     5,591,250
Vanguard Health Holding Company, Inc. LLC
   zero coupon, Step up to 11.25% on
      10/01/2009 due 10/01/2015                            735,000       532,875
                                                                     -----------
                                                                      22,937,637

HOMEBUILDERS - 0.13%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                                $  390,000   $   410,475
D. R. Horton, Inc.
   5.625% due 01/15/2016                                   360,000       344,189
   9.75% due 09/15/2010                                     25,000        28,451
KB Home
   8.625% due 12/15/2008                                   200,000       216,000
Meritage Homes Corp.
   7.00% due 05/01/2014                                    180,000       174,600
Ryland Group, Inc.
   9.125% due 06/15/2011                                   210,000       224,341
Schuler Homes, Inc.
   10.50% due 07/15/2011                                   150,000       162,000
Standard Pacific Corp.
   6.50% due 10/01/2008                                    310,000       307,675
Toll Brothers, Inc.
   8.25% due 02/01/2011                                    220,000       230,175
Toll Corp.
   8.25% due 12/01/2011                                     65,000        69,225
                                                                     -----------
                                                                       2,167,131

HOTELS & RESTAURANTS - 2.76%
Boyd Gaming Corp.
   6.75% due 04/15/2014                                  4,250,000     4,265,938
   7.75% due 12/15/2012                                    245,000       258,475
Buffets, Inc.
   11.25% due 07/15/2010                                 3,500,000     3,517,500
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                    205,000       221,913
Chumash Casino & Resort Enterprise
   9.26% due 07/15/2010                                  2,750,000     2,942,500
Gaylord Entertainment Company
   6.75% due 11/15/2014                                  6,515,000     6,303,262
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                                     1,000         1,012
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010                                 1,650,000     1,864,500
ITT Corp.
   7.375% due 11/15/2015                                    30,000        32,850
Kerzner International Ltd.
   6.75% due 10/01/2015                                  5,400,000     5,231,250
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                 4,725,000     4,559,625
Mandalay Resort Group
   9.375% due 02/15/2010                                   438,000       482,895
   10.25% due 08/01/2007                                   105,000       112,875
MGM Mirage, Inc.
   8.50% due 09/15/2010                                    130,000       141,375
Park Place Entertainment Corp.
   7.875% due 03/15/2010                                 3,035,000     3,300,562
   8.125% due 05/15/2011                                    10,000        11,137

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Park Place Entertainment Corp. (continued)
   8.875% due 09/15/2008                                $  425,000   $   464,844
   9.375% due 02/15/2007                                 2,175,000     2,294,625
Sbarro, Inc.
   11.00% due 09/15/2009                                 3,500,000     3,482,500
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                 1,010,000     1,041,563
   7.875% due 05/01/2012                                 5,295,000     5,771,550
Vicorp Restaurants, Inc.
   10.50% due 04/15/2011                                 1,750,000     1,706,250
                                                                     -----------
                                                                      48,009,001

HOUSEHOLD APPLIANCES - 0.15%
Applica, Inc.
   10.00% due 07/31/2008 (a)                             2,825,000     2,655,500

HOUSEHOLD PRODUCTS - 0.46%
Resolution Performance Products, Inc.
   9.50% due 04/15/2010                                    925,000       955,063
   13.50% due 11/15/2010                                 3,900,000     4,143,750
Simmons Bedding Company
   zero coupon, Step up to 10.00% on 12/15/2009 due
      12/15/2014                                         1,350,000       715,500
   7.875% due 01/15/2014                                 2,325,000     2,139,000
                                                                     -----------
                                                                       7,953,313

INDUSTRIAL MACHINERY - 0.48%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                                 4,933,000     5,117,987
Grant Prideco, Inc.
   6.125% due 08/15/2015                                 1,525,000     1,540,250
NMHG Holding Company
   10.00% due 05/15/2009                                 1,590,000     1,701,300
                                                                     -----------
                                                                       8,359,537

INDUSTRIALS - 0.34%
NGC Corp.
   7.125% due 05/15/2018                                 6,300,000     5,827,500

INTERNATIONAL OIL - 0.38%
Newfield Exploration Company
   6.625% due 09/01/2014                                   225,000       234,000
   8.375% due 08/15/2012                                   215,000       232,200
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                 1,400,000     1,638,000
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                                 4,290,000     4,483,050
                                                                     -----------
                                                                       6,587,250

INTERNET CONTENT - 0.00%
PSINet, Inc.
   11.00% due 08/01/2009 @                               1,122,888           702
PSINet, Inc., Series B
   10.00% due 02/15/2005 @                               2,870,969         1,794
                                                                     -----------
                                                                           2,496

LEISURE TIME - 4.16%
AMC Entertainment Inc., Series B
   8.625% due 08/15/2012                                $  165,000   $   165,825
AMC Entertainment, Inc.
   8.00% due 03/01/2014                                     90,000        79,200
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                 3,200,000     3,192,000
Argosy Gaming Company
   7.00% due 01/15/2014                                  3,155,000     3,490,219
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                  3,425,000     3,437,843
Cinemark, Inc.
   zero coupon, Step up to 9.75% on 03/15/2009 due
      03/15/2014                                         9,475,000     6,632,500
Equinox Holdings, Inc.
   9.00% due 12/15/2009                                    475,000       487,468
Herbst Gaming, Inc.
   7.00% due 11/15/2014                                    200,000       199,750
   8.125% due 06/01/2012                                 4,500,000     4,702,500
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                                  6,015,000     5,766,881
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                                    425,000       413,313
MGM Mirage, Inc.
   5.875% due 02/27/2014                                 1,225,000     1,163,750
   6.75% due 09/01/2012                                  4,875,000     4,954,219
   7.25% due 08/01/2017                                  1,525,000     1,563,125
   8.375% due 02/01/2011                                 4,675,000     5,025,625
Mohegan Tribal Gaming
   6.125% due 02/15/2013                                   135,000       134,325
   6.875% due 02/15/2015                                 3,050,000     3,111,000
   7.125% due 08/15/2014                                 2,815,000     2,913,525
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                  5,965,000     5,875,525
   8.875% due 03/15/2010                                    55,000        58,025
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                  2,400,000     2,400,000
   8.75% due 10/01/2013                                  3,175,000     3,270,250
Scientific Games Corp.
   6.25% due 12/15/2012                                    100,000        99,500
Seneca Gaming Corp.
   7.25% due 05/01/2012                                  3,655,000     3,746,375
Station Casinos, Inc.
   6.50% due 02/01/2014                                  2,840,000     2,840,000
   6.875% due 03/01/2016                                 6,525,000     6,614,719
                                                                     -----------
                                                                      72,337,462

MANUFACTURING - 0.80%
Blount, Inc.
   8.875% due 08/01/2012                                 1,975,000     2,103,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

MANUFACTURING (CONTINUED)
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on 11/15/2009 due
      11/15/2014                                        $4,100,000   $ 2,798,250
Koppers, Inc.
   9.875% due 10/15/2013                                 2,575,000     2,845,375
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                                 2,000,000     1,735,000
Trinity Industries, Inc.
   6.50% due 03/15/2014                                  4,500,000     4,432,500
                                                                     -----------
                                                                      13,914,500

MEDICAL-HOSPITALS - 2.13%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                  1,600,000     1,724,000
HCA, Inc.
   5.50% due 12/01/2009                                    140,000       137,125
   5.75% due 03/15/2014                                     55,000        52,666
   6.30% due 10/01/2012                                    930,000       926,987
   6.375% due 01/15/2015                                 2,885,000     2,854,278
   8.75% due 09/01/2010                                  3,440,000     3,799,136
IASIS Healthcare LLC
   8.75% due 06/15/2014                                  7,985,000     8,284,437
Psychiatric Solutions Inc.
   7.75% due 07/15/2015                                  1,000,000     1,032,500
   10.625% due 06/15/2013                                2,000,000     2,280,000
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                  4,640,000     4,326,800
   7.375% due 02/01/2013                                 4,925,000     4,666,437
   9.875% due 07/01/2014                                   200,000       209,000
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                    540,000       554,850
   7.00% due 11/15/2013                                  6,100,000     6,176,250
                                                                     -----------
                                                                      37,024,466

METAL & METAL PRODUCTS - 0.67%
FastenTech, Inc.
   11.50% due 05/01/2011                                   135,000       142,762
Mueller Group, Inc.
   8.4431% due 11/01/2011 (b)                              900,000       918,000
   10.00% due 05/01/2012                                 2,300,000     2,438,000
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on 04/15/2009 due
      04/15/2014                                         3,175,000     2,317,750
Novelis, Inc.
   7.25% due 02/15/2015                                  6,115,000     5,778,675
                                                                     -----------
                                                                      11,595,187

MINING - 0.25%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                                 4,025,000     4,367,125

OFFICE FURNISHINGS & SUPPLIES - 0.40%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                  2,600,000     2,554,500
Interface, Inc.
   9.50% due 02/01/2014                                 $1,550,000   $ 1,550,000
   10.375% due 02/01/2010                                2,700,000     2,916,000
                                                                     -----------
                                                                       7,020,500

PAPER - 2.25%
Abitibi-Consolidated, Inc.
   7.50% due 04/01/2028                                    270,000       226,800
   8.55% due 08/01/2010                                  2,630,000     2,676,025
   8.85% due 08/01/2030                                  2,250,000     2,025,000
Appleton Papers, Inc.
   8.125% due 06/15/2011                                 1,850,000     1,813,000
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                  2,625,000     2,520,000
Boise Cascade LLC
   7.125% due 10/15/2014                                 6,970,000     6,604,075
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                    425,000       428,188
Bowater, Inc.
   6.50% due 06/15/2013                                  2,160,000     2,014,200
   9.50% due 10/15/2012                                  1,275,000     1,370,625
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                    775,000       736,250
   8.50% due 10/01/2013                                  5,510,000     5,592,650
Domtar, Inc.
   7.125% due 08/15/2015                                 3,015,000     2,764,369
Georgia-Pacific Corp.
   8.00% due 01/15/2024                                    120,000       132,300
   8.875% due 02/01/2010                                   590,000       657,850
   9.375% due 02/01/2013                                   780,000       870,675
Newark Group, Inc.
   9.75% due 03/15/2014                                  2,300,000     2,047,000
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                 3,425,000     3,270,875
   8.625% due 06/15/2011                                   625,000       628,125
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                     70,000        63,700
Smurfit-Stone Container
   8.25% due 10/01/2012                                  2,865,000     2,693,100
                                                                     -----------
                                                                      39,134,807

PETROLEUM SERVICES - 0.58%
Hanover Compressor Company
   zero coupon due 03/31/2007                            2,550,000     2,295,000
   9.00% due 06/01/2014                                    925,000     1,027,906
Hanover Equipment Trust
   8.75% due 09/01/2011                                  1,125,000     1,195,313
Key Energy Services, Inc.
   6.375% due 05/01/2013                                    50,000        49,750
   8.375% due 03/01/2008                                 4,225,000     4,357,031

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                                 $  155,000   $   166,625
   9.50% due 02/01/2013                                    345,000       390,713
Pride International, Inc.
   7.375% due 07/15/2014                                   520,000       564,850
                                                                     -----------
                                                                      10,047,188

PHARMACEUTICALS - 0.37%
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                  6,565,000     6,482,938

PLASTICS - 0.28%
Berry Plastics Corp.
   10.75% due 07/15/2012                                 4,475,000     4,810,625

PUBLISHING - 1.31%
Cadmus Communications Corp.
   8.375% due 06/15/2014                                 2,000,000     2,065,000
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
   9.25% due 07/15/2012                                  3,250,000     3,306,875
CBD Media, Inc.
   8.625% due 06/01/2011                                 1,425,000     1,471,312
Dex Media East LLC
   9.875% due 11/15/2009                                   170,000       185,300
   12.125% due 11/15/2012                                1,056,000     1,235,520
Dex Media West LLC
   8.50% due 08/15/2010                                    350,000       370,125
   9.875% due 08/15/2013                                 1,416,000     1,562,910
Dex Media, Inc.
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                          6,450,000     5,079,375
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                          4,100,000     3,228,750
      8.00% due 11/15/2013                                 205,000       210,637
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
      10/15/2008 due 10/15/2013                          2,250,000     1,698,750
      8.25% due 02/01/2011                                 300,000       309,750
Mail-Well I Corp.
   9.625% due 03/15/2012                                 1,445,000     1,549,763
Yell Finance BV
   10.75% due 08/01/2011                                   488,000       534,360
                                                                     -----------
                                                                      22,808,427

REAL ESTATE - 1.70%
CB Richard Ellis Services, Inc.
   11.25% due 06/15/2011                                 2,875,000     3,133,750
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                  6,025,000     6,552,187
Host Marriott LP, REIT
   7.125% due 11/01/2013                                 8,095,000     8,267,019
   9.50% due 01/15/2007                                  1,700,000     1,778,625
Host Marriott LP, REIT, Series O
   6.375% due 03/15/2015                                $  375,000   $   363,281
La Quinta Properties, Inc., REIT
   7.00% due 08/15/2012                                     55,000        56,238
Meristar Hospitality Corp., REIT
   9.00% due 01/15/2008                                  1,075,000     1,119,344
   9.125% due 01/15/2011                                 2,600,000     2,756,000
Meristar Hospitality Operating Partnership LP, REIT
   10.50% due 06/15/2009 (a)                             2,500,000     2,650,000
Omega Healthcare Investors, Inc., REIT
   7.00% due 04/01/2014                                  2,825,000     2,853,250
                                                                     -----------
                                                                      29,529,694

RETAIL - 0.00%
JC Penney Company, Inc.
   7.375% due 08/15/2008                                    70,000        73,938

RETAIL TRADE - 0.74%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012                                 2,140,000     1,810,975
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008 (a)                            4,025,000     2,898,000
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012                                  4,200,000     3,958,500
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015                                2,425,000     2,412,875
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                   625,000       687,500
Saks, Inc.
   9.875% due 10/01/2011                                 1,050,000     1,160,250
                                                                     -----------
                                                                      12,928,100

SANITARY SERVICES - 0.87%
Allied Waste North America, Inc.
   7.25% due 03/15/2015 (a)                              5,105,000     5,028,425
   7.875% due 04/15/2013                                 1,870,000     1,907,400
   8.50% due 12/01/2008                                  5,150,000     5,368,875
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014                                   850,000       799,000
   8.875% due 04/01/2008                                   355,000       369,200
   9.25% due 09/01/2012                                  1,483,000     1,605,347
                                                                     -----------
                                                                      15,078,247

SEMICONDUCTORS - 0.53%
Amkor Technology, Inc.
   7.125% due 03/15/2011 (a)                             1,625,000     1,401,562
   7.75% due 05/15/2013                                    263,000       224,865
   9.25% due 02/15/2008                                  5,680,000     5,325,000
   10.50% due 05/01/2009 (a)                             2,750,000     2,337,500
                                                                     -----------
                                                                       9,288,927

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
CORPORATE BONDS (CONTINUED)

STEEL - 0.18%
IPSCO, Inc.
   8.75% due 06/01/2013                            $  2,600,000   $    2,873,000
National Steel Corp., Series D
   9.875% due 03/01/2009 @                            1,293,070           37,990
United States Steel LLC
   10.75% due 08/01/2008                                234,000          263,250
                                                                  --------------
                                                                       3,174,240

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.08%
Citizens Communications Company
   7.625% due 08/15/2008                                 80,000           84,200
   9.25% due 05/15/2011                                 650,000          713,375
Insight Midwest LP
   9.75% due 10/01/2009                               1,825,000        1,866,062
Insight Midwest LP/ Insight Capital, Inc.
   10.50% due 11/01/2010                              2,135,000        2,241,750
Intelsat Ltd.
   8.695% due 01/15/2012 (b)                          1,825,000        1,856,938
L-3 Communications Corp.
   6.375% due 10/15/2015                              8,225,000        8,286,687
Lucent Technologies, Inc.
   6.45% due 03/15/2029                              13,505,000       11,816,875
Nortel Networks, Ltd.
   6.125% due 02/15/2006                              4,425,000        4,425,000
Panamsat Corp.
   9.00% due 08/15/2014                               1,878,000        1,981,290
United States West Communications, Inc.
   6.875% due 09/15/2033                                255,000          221,213
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                       3,900,000        2,574,000
                                                                  --------------
                                                                      36,067,390

TELEPHONE - 2.15%
AT&T Corp.
   9.05% due 11/15/2011 (b)                             433,000          487,666
   9.75% due 11/15/2031 (b)                           1,860,000        2,355,225
MCI, Inc.
   8.735% due 05/01/2014 (b)                          8,340,000        9,299,100
NTL Cable PLC
   8.75% due 04/15/2014                               1,950,000        2,013,375
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                 255,000          248,306
   7.50% due 02/15/2014                                 105,000           99,750
Qwest Corp.
   8.875% due 03/15/2012                              2,210,000        2,414,425
Qwest Services Corp.
   13.50% due 12/15/2010                              5,900,000        6,755,500
   14.00% due 12/15/2014                             11,225,000       13,610,313
                                                                  --------------
                                                                      37,283,660

TRANSPORTATION - 0.08%
OMI Corp.
   7.625% due 12/01/2013                           $  1,400,000   $    1,449,000
                                                   ------------   --------------
TOTAL CORPORATE BONDS (Cost $1,240,170,020)                       $1,233,026,818
                                                                  --------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.14%
CA FM Lease Trust
   8.50% due 07/15/2017                               2,268,689        2,527,615
                                                   ------------   --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $2,411,389)                                              $    2,527,615
                                                                  --------------

SHORT TERM INVESTMENTS - 8.08%
State Street Navigator Securities
   Lending Prime Portfolio                         $140,451,620   $  140,451,620
                                                   ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $140,451,620)                                            $  140,451,620
                                                                  --------------

REPURCHASE AGREEMENTS - 5.07%
Greenwich Capital Tri-Party Repurchase
   Agreement dated 09/30/2005 at 3.79%
   to be repurchased at $88,109,819 on
   10/3/2005, collateralized by
   $50,000,000 Federal Home Loan
   Mortgage Corporation, 4.30% due
   05/05/2008 (valued at $50,617,000,
   including interest) and $39,525,000
   Federal Home Loan Mortgage
   Corporation, 3.75% due 03/15/2007
   (valued at $39,228,563, including
   interest)                                       $ 88,082,000   $   88,082,000
                                                   ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $88,082,000)                                             $   88,082,000
                                                                  --------------

TOTAL INVESTMENTS (HIGH YIELD TRUST)
   (COST $1,795,781,348) - 103.72%                                $1,803,087,322
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.72)%                      (64,731,999)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,738,355,323
                                                                  ==============

INCOME & VALUE TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 66.52%

ADVERTISING - 0.32%
Monster Worldwide, Inc. *                                   33,500    $1,028,785
Omnicom Group, Inc.                                         13,100     1,095,553
                                                                      ----------
                                                                       2,124,338

AEROSPACE - 1.16%
Boeing Company                                              22,200     1,508,490
United Technologies Corp.                                  118,700     6,153,408
                                                                      ----------
                                                                       7,661,898

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ALUMINUM - 0.42%
Alcoa, Inc.                                                113,300   $ 2,766,786

BANKING - 1.98%
Golden West Financial Corp.                                 60,800     3,610,912
Hudson City Bancorp, Inc.                                  183,400     2,182,460
Wells Fargo Company                                        124,200     7,274,394
                                                                     -----------
                                                                      13,067,766

BIOTECHNOLOGY - 0.45%
Amgen, Inc. *                                               16,900     1,346,423
Millennium Pharmaceuticals, Inc. * (a)                     172,200     1,606,626
                                                                     -----------
                                                                       2,953,049

BROADCASTING - 0.42%
Clear Channel Communications, Inc.                          44,000     1,447,160
Viacom, Inc., Class B                                       39,000     1,287,390
                                                                     -----------
                                                                       2,734,550

BUILDING MATERIALS & CONSTRUCTION - 0.71%
American Standard Companies, Inc. (a)                      101,100     4,706,205

BUSINESS SERVICES - 2.01%
Accenture, Ltd., Class A *                                  40,000     1,018,400
Affiliated Computer Services, Inc., Class A *              125,100     6,830,460
Automatic Data Processing, Inc.                             26,500     1,140,560
Fluor Corp. (a)                                             66,000     4,249,080
                                                                     -----------
                                                                      13,238,500

CABLE AND TELEVISION - 0.89%
Comcast Corp., Class A *                                    33,800       993,044
DIRECTV Group, Inc. *                                       77,441     1,160,066
Time Warner, Inc.                                          206,000     3,730,660
                                                                     -----------
                                                                       5,883,770

CELLULAR COMMUNICATIONS - 0.17%
American Tower Corp., Class A *                             45,100     1,125,245

CHEMICALS - 0.89%
Air Products & Chemicals, Inc.                               8,400       463,176
Dow Chemical Company                                        72,000     3,000,240
Huntsman Corp. *                                            84,300     1,648,065
Methanex Corp. (a)                                          52,300       777,701
                                                                     -----------
                                                                       5,889,182

COMPUTERS & BUSINESS EQUIPMENT - 1.39%
Hewlett-Packard Company                                     68,700     2,006,040
International Business Machines Corp.                       11,400       914,508
Lexmark International, Inc. *                               44,400     2,710,620
Seagate Technology, Inc. *                                  62,700       993,795
Sun Microsystems, Inc. *                                   643,700     2,523,304
                                                                     -----------
                                                                       9,148,267

COSMETICS & TOILETRIES - 0.69%
Avon Products, Inc.                                        139,500     3,766,500
Procter & Gamble Company                                    12,800       761,088
                                                                     -----------
                                                                       4,527,588

CRUDE PETROLEUM & NATURAL GAS - 0.76%
ChevronTexaco Corp.                                         62,155   $ 4,023,293
Plains Exploration & Production Company *                   22,200       950,604
                                                                     -----------
                                                                       4,973,897

DRUGS & HEALTH CARE - 0.10%
ImClone Systems, Inc. * (a)                                 20,100       632,145

ELECTRICAL EQUIPMENT - 2.52%
Cooper Industries, Ltd., Class A                            45,600     3,152,784
Emerson Electric Company                                    12,000       861,600
General Electric Company                                   373,000    12,558,910
                                                                     -----------
                                                                      16,573,294

ELECTRICAL UTILITIES - 0.64%
Calpine Corp. * (a)                                        301,500       780,885
The AES Corp. *                                            210,000     3,450,300
                                                                     -----------
                                                                       4,231,185

ELECTRONICS - 2.19%
Adobe Systems, Inc.                                         76,500     2,283,525
Agilent Technologies, Inc. *                               131,626     4,310,752
Avnet, Inc. *                                               23,900       584,355
Flextronics International, Ltd. * (a)                      234,900     3,018,465
Jabil Circuit, Inc. *                                      119,500     3,694,940
Thermo Electron Corp. *                                     16,400       506,760
                                                                     -----------
                                                                      14,398,797

FINANCIAL SERVICES - 7.53%
Americredit Corp. *                                         43,400     1,035,958
Capital One Financial Corp.                                 13,300     1,057,616
Federal Home Loan Mortgage Corp.                            70,000     3,952,200
Federal National Mortgage Association                      116,400     5,217,048
IndyMac Bancorp, Inc.                                       52,600     2,081,908
JPMorgan Chase & Company                                   284,916     9,667,200
SLM Corp.                                                  239,400    12,841,416
State Street Corp. (c)                                      47,300     2,313,916
The Goldman Sachs Group, Inc.                               10,200     1,240,116
Washington Mutual, Inc.                                    258,700    10,146,214
                                                                     -----------
                                                                      49,553,592

FOOD & BEVERAGES - 2.52%
Campbell Soup Company                                       63,599     1,892,070
Kraft Foods, Inc., Class A                                  95,600     2,924,404
Pepsi Bottling Group, Inc.                                  36,300     1,036,365
PepsiCo, Inc.                                               94,200     5,342,082
The Coca-Cola Company                                       27,000     1,166,130
Unilever NV                                                 59,000     4,215,550
                                                                     -----------
                                                                      16,576,601

FURNITURE & FIXTURES - 0.16%
Leggett & Platt, Inc. (a)                                   50,800     1,026,160

GAS & PIPELINE UTILITIES - 0.48%
Kinder Morgan Management LLC *                              18,883       935,841

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan, Inc.                                         22,861   $ 2,198,314
                                                                     -----------
                                                                       3,134,155

HEALTHCARE PRODUCTS - 1.13%
Baxter International, Inc.                                  87,700     3,496,599
Guidant Corp.                                               57,363     3,951,737
                                                                     -----------
                                                                       7,448,336

HEALTHCARE SERVICES - 2.26%
DaVita, Inc. * (a)                                          63,050     2,904,714
Lincare Holdings, Inc. *                                    63,300     2,598,465
McKesson Corp.                                              39,400     1,869,530
Medco Health Solutions, Inc. *                              57,100     3,130,793
Wellpoint, Inc. *                                           58,100     4,405,142
                                                                     -----------
                                                                      14,908,644

HOLDINGS COMPANIES/CONGLOMERATES - 0.85%
Berkshire Hathaway, Inc., Class A * (a)                         68     5,576,000

HOTELS & RESTAURANTS - 0.10%
Starwood Hotels & Resorts Worldwide, Inc.                   11,600       663,172

INSURANCE - 1.40%
American International Group, Inc.                          67,175     4,162,163
Chubb Corp.                                                 28,100     2,516,355
Hartford Financial Services Group, Inc.                      9,400       725,398
RenaissanceRe Holdings, Ltd. (a)                            20,000       874,600
XL Capital, Ltd., Class A                                   13,400       911,602
                                                                     -----------
                                                                       9,190,118

INTERNATIONAL OIL - 2.02%
Royal Dutch Shell PLC-ADR A                                145,900     9,576,876
Royal Dutch Shell PLC-ADR B (a)                             16,795     1,156,672
Weatherford International, Ltd. * (a)                       37,400     2,567,884
                                                                     -----------
                                                                      13,301,432

INTERNET RETAIL - 0.76%
Amazon.com, Inc. *                                          26,400     1,195,920
eBay, Inc. *                                                81,600     3,361,920
Expedia, Inc *                                              22,551       446,735
                                                                     -----------
                                                                       5,004,575

INTERNET SERVICE PROVIDER - 0.38%
Google, Inc., Class A *                                      7,900     2,500,034

INTERNET SOFTWARE - 1.12%
Checkfree Corp. *                                           17,400       658,068
Cisco Systems, Inc. *                                      335,700     6,019,101
VeriSign, Inc. *                                            33,100       707,347
                                                                     -----------
                                                                       7,384,516

LEISURE TIME - 0.40%
Carnival Corp.                                              25,200     1,259,496
Las Vegas Sands Corp. * (a)                                 37,300     1,227,543
Walt Disney Company                                          5,700       137,541
                                                                     -----------
                                                                       2,624,580

LIQUOR - 0.65%
Anheuser-Busch Companies, Inc.                             100,200   $ 4,312,608

MANUFACTURING - 1.33%
Danaher Corp.                                               67,000     3,606,610
Illinois Tool Works, Inc.                                   39,600     3,260,268
Tyco International, Ltd.                                    68,400     1,904,940
                                                                     -----------
                                                                       8,771,818

PAPER - 0.19%
International Paper Company                                 43,100     1,284,380

PETROLEUM SERVICES - 2.13%
Baker Hughes, Inc.                                          35,300     2,106,704
BJ Services Company                                         35,200     1,266,848
Exxon Mobil Corp.                                           66,500     4,225,410
Schlumberger, Ltd.                                          64,700     5,459,386
Transocean, Inc. *                                          15,500       950,305
                                                                     -----------
                                                                      14,008,653

PHARMACEUTICALS - 7.57%
Allergan, Inc.                                              97,900     8,969,598
AmerisourceBergen Corp.                                     45,100     3,486,230
AstraZeneca PLC, SADR                                      357,500    16,838,250
Eli Lilly & Company                                         36,400     1,948,128
Forest Laboratories, Inc. *                                289,100    11,266,227
Pfizer, Inc.                                                83,900     2,094,983
Sepracor, Inc. * (a)                                        20,100     1,185,699
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR (a)                                       120,400     4,023,768
                                                                     -----------
                                                                      49,812,883

RAILROADS & EQUIPMENT - 0.15%
Union Pacific Corp.                                         14,000     1,003,800

REAL ESTATE - 0.27%
General Growth Properties, Inc., REIT                       38,940     1,749,574

RETAIL GROCERY - 0.45%
Sysco Corp.                                                 93,600     2,936,232

RETAIL TRADE - 3.32%
Costco Wholesale Corp.                                      63,500     2,736,215
Dollar Tree Stores, Inc. *                                  89,400     1,935,510
Lowe's Companies, Inc.                                     147,100     9,473,240
RadioShack Corp.                                            60,800     1,507,840
Target Corp.                                                69,300     3,598,749
Williams-Sonoma, Inc. * (a)                                 67,500     2,588,625
                                                                     -----------
                                                                      21,840,179

SANITARY SERVICES - 0.19%
Allied Waste Industries, Inc. * (a)                        149,100     1,259,895

SEMICONDUCTORS - 5.43%
Altera Corp. *                                             257,500     4,920,825
Applied Materials, Inc.                                    427,000     7,241,920
Applied Micro Circuits Corp. *                             160,900       482,700
Fairchild Semiconductor International, Inc. *               70,000     1,040,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Freescale Semiconductor-A, Inc. *                         143,100   $  3,349,971
Intel Corp.                                               106,800      2,632,620
International Rectifier Corp. * (a)                        52,200      2,353,176
KLA-Tencor Corp.                                          166,500      8,118,540
Linear Technology Corp.                                    44,900      1,687,791
Novellus Systems, Inc. *                                   21,600        541,728
Silicon Laboratories, Inc. * (a)                           30,100        914,739
Xilinx, Inc.                                               87,700      2,442,445
                                                                    ------------
                                                                      35,726,655

SOFTWARE - 1.81%
Microsoft Corp.                                           253,480      6,522,040
SAP AG, SADR (a)                                          125,100      5,420,583
                                                                    ------------
                                                                      11,942,623

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.67%
Corning, Inc. *                                            83,100      1,606,323
Polycom, Inc. * (a)                                        61,400        992,838
QUALCOMM, Inc.                                             39,900      1,785,525
                                                                    ------------
                                                                       4,384,686

TELEPHONE - 1.56%
Qwest Communications International, Inc. * (a)            307,300      1,259,930
Sprint Corp.                                              308,950      7,346,831
Verizon Communications, Inc.                               50,900      1,663,921
                                                                    ------------
                                                                      10,270,682

TOBACCO - 1.14%
Altria Group, Inc.                                        102,000      7,518,420

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Mattel, Inc.                                               58,000        967,440

TRUCKING & FREIGHT - 0.69%
United Parcel Service, Inc., Class B                       65,400      4,521,102
                                                    -------------   ------------
TOTAL COMMON STOCKS (Cost $375,075,268)                             $437,840,007
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 5.92%

U.S. TREASURY BONDS - 3.24%
   5.25% due 02/15/2029 (a)                         $   6,005,000      6,546,153
   5.375% due 02/15/2031 (a)                            4,450,000      4,985,388
   6.50% due 11/15/2026 (a)                                55,000         68,776
   7.50% due 11/15/2016 (a)                               530,000        670,823
   7.875% due 02/15/2021 (a)                            3,545,000      4,822,029
   8.875% due 08/15/2017 (a)                            3,000,000      4,206,327
                                                                    ------------
                                                                      21,299,496

U.S. TREASURY NOTES - 2.68%
   3.25% due 08/15/2007 (a)                             7,915,000      7,786,381
   3.875% due 02/15/2013 (a)                            3,000,000      2,922,774
   5.50% due 05/15/2009 (a)                             1,745,000      1,822,639
   5.625% due 05/15/2008 (a)                            3,500,000      3,623,456
   5.75% due 08/15/2010 (a)                               125,000        133,315
   6.50% due 02/15/2010 (a)                         $   1,255,000   $  1,367,459
                                                                    ------------
                                                                      17,656,024
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $38,076,090)                                                $ 38,955,520
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.73%

FEDERAL HOME LOAN BANK - 0.35%
   2.50% due 04/11/2006                                 2,340,000      2,318,898

FEDERAL HOME LOAN MORTGAGE CORP. - 2.65%
   3.625% due 09/15/2008                                7,050,000      6,896,902
   4.648% due 07/01/2035                                1,411,519      1,396,188
   5.00% due 07/15/2014 (a)                               650,000        666,406
   5.50% due 02/01/2018 to 01/01/2034                   2,663,985      2,667,210
   6.00% due 04/01/2016 to 05/01/2035                   5,200,481      5,300,620
   6.625% due 09/15/2009 (a)                              210,000        225,919
   6.875% due 09/15/2010                                  286,000        315,705
                                                                    ------------
                                                                      17,468,950

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.98%
   2.25% due 05/15/2006                                 2,200,000      2,173,068
   3.793% due 07/01/2033 (b)                              173,101        170,947
   4.125% due 04/15/2014                                1,269,000      1,225,027
   5.00% due 12/01/2017 to 07/01/2035                   4,942,757      4,896,242
   5.50% due 07/01/2017 to 06/01/2035                  10,604,365     10,616,702
   6.00% due 06/01/2016 to 02/01/2034                  12,283,491     12,491,858
   6.25% due 05/15/2029                                 3,250,000      3,822,345
   6.50% due 06/01/2031 to 01/01/2034                   2,730,858      2,814,964
   7.00% due 12/01/2029 to 06/01/2032                     892,249        934,114
   7.50% due 09/01/2029 to 10/01/2031                     230,535        244,152
                                                                    ------------
                                                                      39,389,419

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.75%
   5.00% due 04/15/2035                                 2,267,825      2,245,488
   5.50% due 03/15/2035                                 2,011,753      2,031,545
   6.50% due 11/15/2034                                    65,318         68,078
   7.00% due 10/15/2034                                   527,923        557,091
                                                                    ------------
                                                                       4,902,202
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $64,769,336)                                                $ 64,079,469
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.21%

ARGENTINA - 0.18%
Republic of Argentina, Series PAR
   zero coupon, Step up to 1.18% on
   03/31/2009 due 12/31/2038                        ARS 2,081,327        359,250
   4.005% due 08/03/2012 (b)                        $     218,750        175,328

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                    ---------------   ----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

ARGENTINA (CONTINUED)
Republic of Argentina, Series DIS (continued)
   5.83% due 12/31/2033                             ARS   1,426,029   $  639,233
                                                                      ----------
                                                                       1,173,811

BRAZIL - 0.13%
Federative Republic of Brazil
   8.00% due 01/15/2018                             $       275,000      291,225
   11.00% due 08/17/2040 (a)                                495,000      606,870
                                                                      ----------
                                                                         898,095

CANADA - 0.01%
Government of Canada
   5.50% due 06/01/2010                             CAD      50,000       46,547

COLOMBIA - 0.09%
Republic of Colombia
   10.00% due 01/23/2012                            $       365,000      439,825
   11.75% due 03/01/2010                            COP 329,000,000      164,360
                                                                      ----------
                                                                         604,185

DENMARK - 0.00%
Kingdom of Denmark
   6.00% due 11/15/2009                             DKK      50,000        9,145

DOMINICAN REPUBLIC - 0.03%
Government of Dominican Republic, Series REGS
   9.04% due 01/23/2018                             $       177,684      196,874

ECUADOR - 0.01%
Republic of Ecuador
   zero coupon, Step up to 10% on
      08/15/2006 due 08/15/2030 (a)(b)                       65,000       61,327

GERMANY - 0.11%
Federal Republic of Germany
   5.25% due 01/04/2011                             EUR     210,000      283,823
   5.25% due 01/04/2008                                     175,000      223,822
   6.25% due 01/04/2030                                     125,000      215,658
                                                                      ----------
                                                                         723,303

HUNGARY - 0.01%
Republic of Hungary
   6.50% due 08/24/2006                             HUF  15,000,000       72,605

JAPAN - 0.07%
Government of Japan, Series 19
   0.50% due 03/20/2007                             JPY  10,000,000       88,747
   1.50% due 09/20/2014                                  20,000,000      178,538
   1.80% due 03/22/2010                                  20,000,000      185,182
                                                                      ----------
                                                                         452,467

MEXICO - 0.21%
Government of Mexico
   6.625% due 03/03/2015 (a)                        $       290,000      315,085
   8.00% due 12/07/2023                             MXN   5,500,000      471,782
   8.00% due 12/19/2013                                   3,000,000      268,955
   8.375% due 01/14/2011                            $        80,000       92,000
   9.875% due 02/01/2010                            $       155,000   $  184,373
   11.375% due 09/15/2016 (a)                                50,000       73,750
                                                                      ----------
                                                                       1,405,945

PANAMA - 0.02%
Republic of Panama
   8.875% due 09/30/2027                                     94,000      114,445

PERU - 0.04%
Republic of Peru
   7.35% due 07/21/2025                                     120,000      127,200
   9.875% due 02/06/2015 (a)                                100,000      127,750
                                                                      ----------
                                                                         254,950

PHILIPPINES - 0.02%
Republic of Philippines
   10.625% due 03/16/2025                                   100,000      116,750

POLAND - 0.03%
Government of Poland
   5.00% due 10/24/2013                             PLN     565,000      176,642

RUSSIA - 0.10%
Russian Federation, Series REGS
   5.00% due 03/31/2030                             $       580,000      666,420

SWEDEN - 0.00%
Kingdom of Sweden
   5.25% due 03/15/2011                             SEK     250,000       36,312

TURKEY - 0.07%
Republic of Turkey
   20.00% due 10/17/2007                            TRY     520,700      455,056

UNITED KINGDOM - 0.03%
Government of United Kingdom
   6.00% due 12/07/2028                             GBP      30,000       66,590
   7.25% due 12/07/2007                                      35,000       65,837
   8.00% due 12/07/2015                                      25,000       57,772
                                                                      ----------
                                                                         190,199

VENEZUELA - 0.05%
Republic of Venezuela
   8.50% due 10/08/2014 (a)                         $        90,000       99,900
   9.25% due 09/15/2027                                     190,000      224,770
                                                                      ----------
                                                                         324,670
                                                                      ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $7,187,471)                                                   $7,979,748
                                                                      ----------
CORPORATE BONDS - 9.55%

AEROSPACE - 0.25%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                    971,400    1,041,107

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

AEROSPACE (CONTINUED)
Systems 2001 Asset Trust LLC,
   Series 2001, Class B
   7.156% due 12/15/2011                                 $  574,582   $  605,871
                                                                      ----------
                                                                       1,646,978

AGRICULTURE - 0.05%
Burns Philp Capital Property, Ltd.
   10.75% due 02/15/2011                                     50,000       56,000
Monsanto Co.
   5.50% due 07/30/2035                                     270,000      259,276
                                                                      ----------
                                                                         315,276

AIR TRAVEL - 0.04%
Southwest Airlines Company
   5.125% due 03/01/2017                                    140,000      132,382
   5.25% due 10/01/2014                                     140,000      136,961
                                                                      ----------
                                                                         269,343

AMUSEMENT & THEME PARKS - 0.03%
Six Flags, Inc.
   8.875% due 02/01/2010                                    175,000      173,250

AUTOMOBILES - 0.13%
DaimlerChrysler North America Holding
   4.05% due 06/04/2008                                     750,000      732,416
General Motors Corp.
   7.20% due 01/15/2011                                     150,000      133,500
                                                                      ----------
                                                                         865,916

BANKING - 1.13%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                              EUR 50,000       72,623
Banco Santander Chile
   5.375% due 12/09/2014                                 $  130,000      130,616
Bank of America Corp.
   7.125% due 09/15/2006                                    250,000      255,783
Bank of Ireland
   6.45% due 02/10/2010                                  EUR 50,000       68,986
Capital One Financial Corp.
   7.25% due 05/01/2006                                  $  430,000      436,683
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                                550,000      529,394
DBS Bank, Ltd.
   7.125% due 05/15/2011                                    200,000      220,927
HSBC USA, Inc.
   4.625% due 04/01/2014                                    625,000      606,623
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                                 145,000      139,333
   4.90% due 09/23/2010                                     220,000      218,144
Kazkommerts International BV
   8.50% due 04/16/2013                                     150,000      163,755
MBNA America Bank
   5.375% due 01/15/2008                                    500,000      507,019
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                                160,000      154,363
RBS Capital Trust IV
   4.29% due 09/29/2049 (b)                              $  475,000   $  480,197
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)                                 440,000      434,274
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                                430,000      427,933
TuranAlem Finance BV
   7.875% due 06/02/2010                                    205,000      214,963
   8.50% due 02/10/2015                                     240,000      254,100
Washington Mutual, Inc.
   4.3606% due 09/17/2012 (b)                               190,000      189,866
   5.625% due 01/15/2007                                    750,000      759,378
Wells Fargo Company
   3.50% due 04/04/2008                                     625,000      609,929
Zions Bancorporation
   6.00% due 09/15/2015                                     500,000      530,815
                                                                      ----------
                                                                       7,405,704

BROADCASTING - 0.16%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                     480,000      483,600
Viacom, Inc.
   5.625% due 08/15/2012                                    460,000      467,350
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                    125,000      118,125
                                                                      ----------
                                                                       1,069,075

BUILDING MATERIALS & CONSTRUCTION - 0.03%
Ryland Group, Inc.
   5.375% due 05/15/2012                                    200,000      195,438

BUSINESS SERVICES - 0.18%
Quintiles Transnational Corp.
   10.00% due 10/01/2013                                    350,000      393,750
The Thomson Corp.
   5.50% due 08/15/2035                                     835,000      812,391
                                                                      ----------
                                                                       1,206,141

CABLE AND TELEVISION - 0.20%
Comcast Corp., Class A
   5.30% due 01/15/2014                                     500,000      498,699
Cox Communications, Inc.
   6.75% due 03/15/2011                                     250,000      266,841
   7.75% due 11/01/2010                                     125,000      138,321
Kabel Deutschland GMBH
   10.625% due 07/01/2014                                    80,000       88,400
Time Warner, Inc.
   7.625% due 04/15/2031                                     40,000       46,861
Univision Communications, Inc.
   7.85% due 07/15/2011                                     280,000      310,967
                                                                      ----------
                                                                       1,350,089

CELLULAR COMMUNICATIONS - 0.26%
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                      90,000      121,482

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Nextel Communications, Inc., Series E
   6.875% due 10/31/2013                                 $1,130,000   $1,199,442
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                    375,000      378,639
                                                                      ----------
                                                                       1,699,563

CHEMICALS - 0.04%
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                    250,000      245,781

COMMERCIAL SERVICES - 0.08%
Cendant Corp.
   6.25% due 01/15/2008                                     250,000      256,009
   6.875% due 08/15/2006                                    200,000      203,717
   7.375% due 01/15/2013                                     85,000       92,926
                                                                      ----------
                                                                         552,652

CONTAINERS & GLASS - 0.02%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                      25,000       24,500
   9.50% due 08/15/2013                                     100,000       94,000
                                                                      ----------
                                                                         118,500

ELECTRICAL EQUIPMENT - 0.12%
General Electric Company
   5.00% due 02/01/2013                                     500,000      504,157
SP PowerAssets, Ltd.
   5.00% due 10/22/2013                                     300,000      302,404
                                                                      ----------
                                                                         806,561

ELECTRICAL UTILITIES - 0.62%
AES Corp.
   9.375% due 09/15/2010                                    435,000      479,587
Dominion Resources, Inc.
   5.70% due 09/17/2012                                     125,000      128,985
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                                     230,000      253,055
FirstEnergy Corp.
   7.375% due 11/15/2031                                     50,000       58,643
Oncor Electric Delivery Company
   7.00% due 05/01/2032                                     125,000      143,345
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                     900,000      868,540
PSEG Funding Trust I
   5.381% due 11/16/2007                                    430,000      433,351
PSEG Power LLC
   5.00% due 04/01/2014                                     375,000      364,692
   8.625% due 04/15/2031                                    130,000      168,746
Scottish Power PLC
   4.91% due 03/15/2010                                     460,000      459,732
   5.81% due 03/15/2025                                     555,000      560,859
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                     170,000      168,571
                                                                      ----------
                                                                       4,088,106

ELECTRONICS - 0.16%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                 $  470,000   $  481,430
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                     500,000      585,660
                                                                      ----------
                                                                       1,067,090

ENERGY - 0.12%
Devon Energy Corp.
   7.95% due 04/15/2032                                     420,000      535,386
TXU Energy Company, LLC
   4.36% due 01/17/2006 (b)                                 250,000      250,105
                                                                      ----------
                                                                         785,491

FINANCIAL SERVICES - 2.61%
Aries Vermogensverwaltung GmbH, Series REGS
   9.60% due 10/25/2014                                     250,000      329,975
Citigroup, Inc.
   5.00% due 09/15/2014                                     450,000      447,570
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                    510,000      559,230
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                                     125,000      135,354
Downey Financial Corp.
   6.50% due 07/01/2014                                     370,000      378,483
ERP Operating LP
   4.75% due 06/15/2009                                     345,000      342,261
Ford Motor Credit Company
   5.70% due 01/15/2010                                     750,000      681,308
   7.375% due 02/01/2011                                    230,000      219,996
General Electric Capital Corp.
   5.45% due 01/15/2013                                     250,000      258,812
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                    360,000      327,461
   7.00% due 02/01/2012                                     750,000      677,309
   7.25% due 03/02/2011                                     300,000      278,966
   8.00% due 11/01/2031                                     250,000      218,292
HBOS PLC
   3.125% due 01/12/2007                                    250,000      245,622
   5.375% due 11/29/2049 (b)                                450,000      453,117
HSBC Finance Corp.
   5.00% due 06/30/2015                                     325,000      319,374
International Lease Finance Corp.
   3.50% due 04/01/2009                                     330,000      314,641
   4.55% due 10/15/2009                                     180,000      179,103
   4.75% due 07/01/2009                                     885,000      877,039
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                                    875,000      856,496
JPMorgan Chase & Company
   4.891% due 09/01/2015 (b)                                440,000      438,975
   5.35% due 03/01/2007                                     125,000      126,442
   5.75% due 01/02/2013                                     150,000      155,986

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc., Series MTN
   4.25% due 01/27/2010                                 $1,000,000   $   978,323
MBNA Capital, Series B
   4.4931% due 02/01/2027 (b)                              610,000       597,884
MBNA Corp.
   4.1631% due 05/05/2008 (b)                            1,300,000     1,310,698
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                                620,000       691,711
Nationwide Life Global Funding I
   5.35% due 02/15/2007                                    110,000       110,821
NiSource Finance Corp.
   6.15% due 03/01/2013                                    160,000       169,428
   7.875% due 11/15/2010                                   260,000       292,315
PCCW-HKT Capital, Ltd., Series REGS
   8.00% due 11/15/2011                                    160,000       182,295
Reliastar Financial Corp.
   6.50% due 11/15/2008                                    280,000       295,958
Residential Capital Corp.
   6.375% due 06/30/2010                                   600,000       607,847
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
   06/30/2008 due 12/29/2049 (b)                           180,000       198,643
SLM Corp., Series MTNA
   5.00% due 04/15/2015                                    375,000       372,921
The Goldman Sachs Group, Inc.
   4.75% due 07/15/2013                                    250,000       244,289
   5.25% due 04/01/2013                                  1,250,000     1,262,321
Twin Reefs Pass Through Trust
   4.89% due 12/10/2049 (b)                                700,000       698,543
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                   345,000       336,669
                                                                     -----------
                                                                      17,172,478

FOOD & BEVERAGES - 0.31%
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                                   220,000       219,927
Diageo Capital PLC
   4.375% due 05/03/2010                                   160,000       157,400
Kellogg Company, Series B
   6.60% due 04/01/2011                                    250,000       270,861
Kraft Foods, Inc.
   6.25% due 06/01/2012                                    250,000       266,952
Molson Coors Capital Finance ULC
   4.85% due 09/22/2010                                    445,000       441,511
Nabisco, Inc.
   7.05% due 07/15/2007                                    210,000       218,302
   7.55% due 06/15/2015                                    375,000       443,913
                                                                     -----------
                                                                       2,018,866

GAS & PIPELINE UTILITIES - 0.03%
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                                  100,000       111,500
Williams Companies, Inc.
   8.125% due 03/15/2012                                $   70,000   $    76,475
                                                                     -----------
                                                                         187,975

HEALTHCARE SERVICES - 0.04%
   Concentra Operating Corp.
   9.125% due 06/01/2012                                    55,000        57,200
UnitedHealth Group, Inc.
   3.75% due 02/10/2009                                    240,000       232,942
                                                                     -----------
                                                                         290,142

HOMEBUILDERS - 0.19%
Centex Corp.
   4.75% due 01/15/2008                                     70,000        69,557
Lennar Corp.
   5.95% due 03/01/2013                                     40,000        40,672
MDC Holdings, Inc.
   5.50% due 05/15/2013                                     80,000        78,674
Pulte Homes, Inc.
   6.25% due 02/15/2013                                    425,000       438,300
   7.875% due 08/01/2011                                   200,000       222,911
   8.125% due 03/01/2011                                    75,000        83,827
Technical Olympic USA, Inc.
   10.375% due 07/01/2012                                  150,000       157,875
William Lyon Homes, Inc.
   10.75% due 04/01/2013                                   150,000       161,625
                                                                     -----------
                                                                       1,253,441

HOTELS & RESTAURANTS - 0.08%
Buffets, Inc.
   11.25% due 07/15/2010                                   100,000       100,500
Circus & Eldorado Joint Venture
   10.125% due 03/01/2012                                  100,000       104,500
Hilton Hotels Corp.
   7.625% due 12/01/2012                                   110,000       123,811
   8.25% due 02/15/2011                                    200,000       226,553
                                                                     -----------
                                                                         555,364

INDUSTRIAL MACHINERY - 0.04%
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                    270,000       268,745

INSURANCE - 0.70%
Aetna, Inc.
   7.375% due 03/01/2006                                   100,000       101,157
CNA Financial Corp.
   5.85% due 12/15/2014                                    375,000       368,578
   7.25% due 11/15/2023                                    200,000       211,420
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                    500,000       463,713
Lincoln National Corp.
   6.20% due 12/15/2011                                    140,000       149,417
Monumental Global Funding
   3.84% due 05/19/2006 (b)                              1,380,000     1,379,778

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Monumental Global Funding (continued)
   5.20% due 01/30/2007                                  $  625,000   $  628,777
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                                     60,000       73,000
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                                 490,000      492,793
Prudential Financial, Inc.
   4.75% due 04/01/2014                                     250,000      245,125
Prudential Insurance Company
   6.375% due 07/23/2006                                    225,000      228,107
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                    260,000      269,808
                                                                      ----------
                                                                       4,611,673

INTERNATIONAL OIL - 0.29%
Pemex Project Funding Master Trust
   5.17% due 06/15/2010 (b)                                 660,000      686,730
   7.375% due 12/15/2014                                    500,000      555,000
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                    149,000      144,099
Ras Laffan Liquefied Natural Gas
   Company, Ltd. II, Series 144A
   5.298% due 09/30/2020                                    500,000      502,475
                                                                      ----------
                                                                       1,888,304

INVESTMENT COMPANIES - 0.05%
Temasek Financial I, Ltd, Series 144A
   4.50% due 09/21/2015                                     310,000      302,507

MEDICAL-HOSPITALS - 0.02%
Tenet Healthcare Corp.
   9.875% due 07/01/2014                                    125,000      130,625

METAL & METAL PRODUCTS - 0.01%
Alcan, Inc.
   5.00% due 06/01/2015                                     100,000       98,341

MINING - 0.12%
Teck Cominco, Ltd.
   6.125% due 10/01/2035                                    775,000      759,986

PAPER - 0.06%
Norske Skogindustrier ASA
   7.625% due 10/15/2011                                    375,000      406,635

PETROLEUM SERVICES - 0.13%
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                    460,000      458,128
Petroleum Export, Ltd./Cayman SPV
   4.623% due 06/15/2010                                    380,000      377,849
                                                                      ----------
                                                                         835,977

PHARMACEUTICALS - 0.10%
Hospira, Inc.
   5.90% due 06/15/2014                                     250,000      260,319
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                              $  365,000   $  376,361
                                                                      ----------
                                                                         636,680

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1
   6.061% due 01/17/2023                                     74,003       79,710

REAL ESTATE - 0.33%
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                                    250,000      244,040
   5.00% due 05/03/2010                                     500,000      497,024
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                                     805,000      862,260
Host Marriott LP, REIT
   7.125% due 11/01/2013                                     60,000       61,275
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                                     500,000      486,683
                                                                      ----------
                                                                       2,151,282

RETAIL TRADE - 0.02%
Payless Shoesource, Inc.
   8.25% due 08/01/2013                                      75,000       76,688
Rite Aid Corp.
   6.875% due 08/15/2013                                     60,000       50,850
                                                                      ----------
                                                                         127,538

SANITARY SERVICES - 0.02%
Allied Waste North America, Inc., Series B
   9.25% due 09/01/2012                                     125,000      135,313

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                      75,000       64,125

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.31%
Deutsche Telekom International Finance BV
   6.625% due 07/11/2011                                 EUR 50,000       71,075
Dobson Communications Corp.
   10.875% due 07/01/2010                                $  120,000      126,750
France Telecom SA
   8.50% due 03/01/2031 (b)                                 820,000    1,098,927

SBC Communications, Inc.
   5.10% due 09/15/2014                                     190,000      188,274
   5.625% due 06/15/2016                                    125,000      127,782
   5.875% due 08/15/2012                                    200,000      209,359
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                    205,000      220,389
                                                                      ----------
                                                                       2,042,556

TELEPHONE - 0.45%
AT&T Corp.
   8.35% due 01/15/2025                                     230,000      230,177
Bellsouth Corp.
   4.20% due 09/15/2009                                     500,000      490,307

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
NTL Cable PLC
   8.75% due 04/15/2014                                $   60,000    $    61,950
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011                                   320,000        304,800
   7.90% due 08/15/2010                                    85,000         84,363
Qwest Services Corp.
   13.50% due 12/15/2010                                   75,000         85,875
Sprint Capital Corp.
   6.375% due 05/01/2009                                   63,000         66,147
Telecom Italia Capital SA
   4.00% due 11/15/2008                                   625,000        609,820
   5.25% due 10/01/2015                                   370,000        363,573
   6.00% due 09/30/2034                                   220,000        215,588
Verizon New York, Inc.
   6.875% due 04/01/2012                                  400,000        427,919
                                                                     -----------
                                                                       2,940,519

TRANSPORTATION - 0.00%
TFM SA de CV
   10.25% due 06/15/2007                                   25,000         26,750
                                                       ----------    -----------
TOTAL CORPORATE BONDS (Cost $63,328,012)                             $62,846,486
                                                                     -----------

MUNICIPAL BONDS - 0.05%

WISCONSIN - 0.05%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027                                  300,000        320,259
                                                       ----------    -----------
TOTAL MUNICIPAL BONDS (Cost $288,238)                                $   320,259
                                                                     -----------

COLLATERALIZED MORTGAGE
   OBLIGATIONS - 3.54%
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                   349,392        350,464
Bear Stearns Alt-A Trust,
   Series 2005-9, Class 26A1
   5.9032% due 11/25/2035 (b)                             500,000        506,406
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                  250,000        281,485
Commercial Mortgage Pass-Through Certificate,
   Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                                  750,000        709,403
Countrywide Alternative Loan Trust,
   Series 2005-46CB, Class A8
   5.50% due 10/25/2035                                   496,726        502,141
Countrywide Alternative Loan Trust,
   Series 2005-54CB, Class 1A7
   5.50% due 11/25/2035                                   500,000        506,074
Countrywide Home Loans,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                                   284,059        284,359
Countrywide Home Loans,
   Series 2005-HYB8, Class 2A4
   5.90% due 01/25/2036                                $2,295,000    $ 2,321,177
Crown Castle Towers LLC,
   Series 2005-1A, Class AFL
   4.1481% due 06/15/2035 (b)                             230,000        230,554
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                                  625,000        614,277
Crown Castle Towers LLC,
   Series 2005-1A, Class B
   4.878% due 06/15/2035                                  825,000        809,595
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                                  290,000        285,151
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 02/15/2034                                  440,464        441,520
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                  440,000        452,145
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                  500,000        513,470
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                   750,000        795,716
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                  500,000        531,201
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                  250,000        241,740
CS First Boston Mortgage Securities Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                                   454,957        463,694
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                   399,708        420,951
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                                   226,843        238,477
First Horizon Alternative Mortgage
   Securities, Series 2005-FA8, Class 1A14
   5.50% due 11/25/2035                                   750,000        761,367
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                1,012,737      1,043,769
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                                  467,227        477,745
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                                   74,643         76,539

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                 $  500,000   $   530,387
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                   360,000       368,170
GMAC Commercial Mortgage Securities, Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                                   256,959       264,733
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                                   899,850       907,296
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                   929,119       911,317
Hilton Hotels Pool Trust,
   Series 2000-HLTA, Class B
   3.61% due 10/03/2015 (b)                                170,000       170,976
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                                 1,165,000     1,194,231
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                                    750,000       733,073
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP4, Class A2
   4.79% due 10/15/2042                                    415,000       417,063
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                                   500,000       542,727
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1
   6.9648% due 06/15/2021 (b)                               38,072        38,018
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                                     84,928        86,172
Morgan Stanley Capital I,
   Series 2003-KIDS, Class A
   3.90% due 07/14/2016 (b)                                161,778       162,213
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                   290,000       309,513
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                   341,382       347,313
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                   750,000       799,070
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.582% due 07/15/2027 (b)                               238,707       243,603
Washington Mutual, Inc.,
   Series 2005-1, Class 6A1
   6.50% due 03/25/2035                                    716,167       727,029
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR10, Class 2A6
   4.1105% due 06/25/2035 (b)                           $  675,000   $   670,430
                                                        ----------   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $23,632,986)                                                $23,282,754
                                                                     -----------

ASSET BACKED SECURITIES - 2.42%
Advanta Business Card Master Trust,
   Series 2005-A1, Class A1
   3.8663% due 04/20/2011 (b)                              375,000       374,238
ARG Funding Corp., Series 2005-2A, Class A1
   4.54% due 05/20/2009                                    570,000       569,082
California Infrastructure Development PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                                    148,058       149,790
Centex Home Equity, Series 2004-D, Class AF4
   4.68% due 06/25/2032                                    400,000       394,004
Chase Funding Mortgage Loan Asset Backed
   Trust, Series 2003-2, Class 1A3
   2.86% due 12/25/2024                                     29,880        29,786
Countryplace Manufactured Housing Contract
   Trust, Series 2005-1, Class A3
   4.80% due 12/15/2035 (b)                                250,000       240,664
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                               375,000       371,040
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   4.11% due 09/25/2033 (b)                                750,000       751,194
CPS Auto Trust, Series 2005-C, Class A2
   4.79% due 03/15/2012                                    510,000       509,972
Discover Card Master Trust I,
   Series 1996-4, Class A
   4.1431% due 10/16/2013 (b)                              675,000       685,889
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                                 1,275,000     1,255,277
First Investors Auto Owner Trust,
   Series 2005-A, Class A2
   4.23% due 07/16/2012                                    500,000       496,085
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   4.0794% due 06/17/2022 (b)                              247,030       248,182
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   4.19% due 11/25/2034 (b)                                375,000       375,713
Long Beach Mortgage Loan Trust,
   Series 2005-WL2, Class 3A2
   3.94% due 08/25/2035 (b)                                481,662       481,651
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   4.12% due 11/25/2034 (b)                                750,000       751,296

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
ASSET BACKED SECURITIES
(CONTINUED)

New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                          $   510,000   $    509,385
Onyx Acceptance Auto Trust,
   Series 2002-C, Class A4
   4.07% due 04/15/2009                                  175,812        175,709
Peco Energy Transition Trust,
   Series 1999-A, Class A7
   6.13% due 03/01/2009                                  540,000        558,126
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A3
   4.14% due 09/25/2012                                  420,000        413,974
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                  300,000        292,623
Rental Car Finance Corp.,
   Series 2005-1A, Class A2
   4.59% due 06/25/2011                                  500,000        496,415
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                                  206,992        207,426
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                             625,000        621,657
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                             325,000        319,346
Residential Asset Securities Corp.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                                   98,081         98,909
Specialty Underwriting & Residential Finance,
   Series 2004-BC4, Class A2B
   4.14% due 10/25/2035 (b)                              625,000        627,042
Spirit Master Funding LLC,
   Series 2005-1, Class A1
   5.05% due 07/20/2023                                  397,196        398,685
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   4.13% due 09/25/2034 (b)                              500,000        500,723
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   4.13% due 09/25/2034 (b)                              500,000        500,671
Triad Auto Receivables Owner Trust,
   Series 2005-A, Class A4
   4.22% due 06/12/2012                                  300,000        296,457
USAA Auto Owner Trust, Series 2004-3, Class A3
   3.16% due 02/17/2009                                  650,000        640,513
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                  125,000        125,738
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                              750,000        743,343
West Penn Funding LLC Transition Bonds,
   Series 2005-A, Class A1
   4.46% due 12/27/2010                              $   720,000   $    719,735
                                                     -----------   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $16,071,356)                                              $ 15,930,340
                                                                   ------------
SHORT TERM INVESTMENTS - 11.18%
State Street Navigator Securities
   Lending Prime Portfolio (c)                       $73,570,247   $ 73,570,247
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $73,570,247)                                              $ 73,570,247
                                                                   ------------
REPURCHASE AGREEMENTS - 0.18%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $1,192,174 on
   10/3/2005, collateralized by
   $1,235,000 U.S. Treasury Notes,
   3.125% due 10/15/2008 (valued at
   $1,218,019, including interest) (c)               $ 1,192,000   $  1,192,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,192,000)                                               $  1,192,000
                                                                   ------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
   (COST $663,191,004) - 110.30%                                   $725,996,830
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.30)%                    (67,780,164)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $658,216,666
                                                                   ============

INTERNATIONAL EQUITY INDEX TRUST A

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS - 93.04%

ARGENTINA - 0.03%
Petrobras Energia Participaciones SA, ADR for
   B Shares *                                                   1,305   $ 21,063
Siderar S.A.I.C. SA, ADR rep.8 Class A Shares                     150     12,723
Telecom Argentina SA, ADR for B Shares *                        1,144     14,769
                                                                        --------
                                                                          48,555

AUSTRALIA - 4.29%
Alinta, Ltd.                                                    2,904     26,301
Alumina, Ltd.                                                  12,757     59,574
Amcor, Ltd.                                                     9,556     49,007
AMP, Ltd.                                                      21,018    119,517
Ansell, Ltd.                                                    1,443     12,441
APN News & Media, Ltd.                                          3,395     12,974
Aristocrat Leisure, Ltd.                                        3,522     31,899
Australia and New Zealand Bank Group, Ltd.                     21,003    385,262
Australia Gas & Light Company, Ltd.                             5,090     57,654
Australian Stock Exchange, Ltd.                                 1,104     22,883
Axa Asia Pacific Holdings, Ltd.                                 9,949     36,956
Babcock & Brown, Ltd.                                           1,752     28,388

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
BHP Billiton, Ltd.                                           40,299   $  685,312
Billabong International, Ltd.                                 1,567       15,629
Bluescope Steel, Ltd.                                         8,239       60,200
Boral, Ltd.                                                   6,810       42,003
Brambles Industries, Ltd.                                    10,618       71,902
Caltex Australia, Ltd.                                        1,566       24,560
Centro Properties Group, Ltd.                                 8,375       38,406
Centro Retail Group *                                         2,791        3,296
CFS Gandel Retail Trust, New Shares *                           511          689
CFS Gandel Retail Trust                                      15,963       22,022
Challenger Financial Services Group, Ltd.                     4,675       14,328
Coca-Cola Amatil, Ltd.                                        5,835       35,276
Cochlear, Ltd.                                                  688       20,618
Coles Myer, Ltd.                                             13,299      104,287
Commonwealth Bank of Australia, Ltd.                         14,644      429,900
Commonwealth Property Office Fund, Ltd.                      13,305       12,864
Computershare, Ltd.                                           3,888       19,613
CSL, Ltd.                                                     2,178       63,922
CSR, Ltd.                                                     9,640       22,840
DB RREEF Trust                                               28,166       29,492
DCA Group, Ltd.                                               4,708       14,105
Downer EDI, Ltd.                                              3,230       14,911
Foster's Group, Ltd.                                         22,023       98,132
Futuris Corp., Ltd.                                           5,221        8,420
General Property Trust                                       22,164       66,066
Harvey Norman Holding, Ltd.                                   6,800       14,552
Iluka Resources, Ltd.                                         2,492       16,704
ING Industrial Fund                                           7,482       13,496
Investa Property Group, Ltd.                                 15,028       24,006
James Hardie Industries, Ltd.                                 5,242       35,858
John Fairfax Holdings, Ltd.                                   9,730       33,837
Leighton Holdings, Ltd.                                       1,498       16,315
Lend Lease Corp.                                              4,135       44,245
Lion Nathan, Ltd.                                             2,967       19,026
Macquarie Airports, Ltd.                                      7,448       18,671
Macquarie Bank, Ltd.                                          2,528      145,587
Macquarie Communications Infrastructure
   Group, Ltd.                                                3,849       17,445
Macquarie Goodman Group, Ltd.                                13,547       43,901
Macquarie Infrastructure Group, Ltd.                         25,347       77,685
Mayne Nickless, Ltd.                                          6,833       28,097
Mirvac Group, Ltd.                                            8,923       27,552
Multiplex Group, Ltd.                                         7,272       16,952
National Australia Bank, Ltd.                                18,008      454,884
Newcrest Mining, Ltd.                                         3,679       58,993
NRMA Insurance Group, Ltd.                                   17,963       74,961
OneSteel, Ltd.                                                7,284       21,211
Orica, Ltd.                                                   3,124       50,141
Origin Energy, Ltd.                                           8,726       48,752
Pacific Brands, Ltd.                                          6,676   $   14,542
PaperlinkX, Ltd.                                              4,807       11,610
Patrick Corp., Ltd.                                           7,434       39,148
Perpetual Trust of Australia, Ltd.                              388       20,091
Publishing & Broadcasting, Ltd.                               1,420       17,886
Qantas Airways, Ltd., ADR                                    10,368       26,705
QBE Insurance Group, Ltd.                                     8,644      123,411
Rinker Group, Ltd.                                           10,638      134,806
Rio Tinto, Ltd.                                               3,394      153,411
Santos, Ltd.                                                  6,787       64,893
SFE Corporation, Ltd.                                         1,575       15,095
Sonic Healthcare, Ltd.                                        2,788       33,028
Stockland Company, Ltd.                                      14,328       67,457
Stockland, New Shares *                                         471        2,204
Suncorp-Metway, Ltd.                                          5,899       88,865
TABCORP Holdings, Ltd.                                        5,734       75,598
Telstra Corp., Ltd.                                          22,835       71,033
Toll Holdings, Ltd.                                           2,867       30,458
Transurban Group, Ltd.                                        8,976       49,395
UNiTAB, Ltd.                                                  1,403       14,047
Wesfarmers, Ltd.                                              4,250      130,418
Westfield Group, Ltd., Stapled Security                      16,210      208,140
Westfield Group, New Shares *                                   481        6,136
Westpac Banking Corp., Ltd.                                  20,232      326,276
Woodside Petroleum, Ltd.                                      5,275      145,141
Woolworths, Ltd.                                             11,785      149,791
                                                                      ----------
                                                                       6,084,105

AUSTRIA - 0.37%
Andritz AG                                                      109       10,906
Bank Austria Creditanstalt AG                                   437       49,000
Bohler Uddeholm AG                                              122       20,594
Erste Bank AG                                                 1,576       84,565
Flughafen Wien AG                                               116        7,833
Immofinanz Immobiien Anlage AG *                              3,988       38,758
Mayr-Melnhof Karton AG                                           47        6,857
Meinl European Land, Ltd. *                                     916       16,258
Oesterreichische Elektrizitaets AG, Class A                      92       32,393
OMV AG                                                        1,957      116,595
RHI AG *                                                        186        5,555
Telekom Austria AG                                            4,153       82,877
Voestalpine AG                                                  285       25,149
Wienerberger Baustoffindustrie AG                               698       27,598
                                                                      ----------
                                                                         524,938

BELGIUM - 1.05%
Agfa Gevaert NV                                               1,063       25,699
Barco NV                                                        135       10,451
Bekaert SA                                                      160       13,129
Belgacom SA                                                   1,820       61,908

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BELGIUM (CONTINUED)
Cofinimmo SA                                                     56   $    8,859
Colruyt SA                                                      194       25,311
Compagnie Maritime Belge SA                                     202        7,047
Cumerio                                                         266        4,795
Delhaize Group                                                  771       45,758
DEXIA                                                         6,967      157,347
Electrabel SA                                                   324      162,913
Euronav NV                                                      243        7,999
Fortis Group SA                                              13,818      402,048
Groupe Bruxelles Lambert SA                                     818       80,141
Interbrew                                                     2,152       85,398
KBC Bancassurance Holding NV                                  2,164      175,870
Mobistar SA                                                     313       25,815
Omega Pharma SA                                                 222       12,576
SA D'Ieteren Trading NV                                          27        6,463
Solvay SA                                                       751       87,613
UCB SA                                                          962       50,946
Union Miniere SA                                                266       29,107
                                                                      ----------
                                                                       1,487,193

BERMUDA - 0.02%
Frontline, Ltd., Oslo-NOK                                       608       27,064

BRAZIL - 0.72%
Aracruz Celulose SA, ADR                                        316       12,823
Banco Bradesco SA, ADR                                        2,568      125,627
Brasil Telecom Participacoes SA, ADR                            340       14,460
Braskem SA, ADR *                                               862       17,861
Centrais Eletricas Brasileiras SA, ADR, B Shares                778        7,564
Centrais Eletricas Brasileiras SA, ADR                        1,295       12,990
CIA Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR                                                  171        4,937
CIA de Bebidas das Americas, ADR, PFD Shares                  1,693       62,946
CIA de Bebidas das Americas, ADR                                338       10,193
CIA Energetica De Minas Gerais, ADR                             703       26,770
Companhia Siderurgica Nacional SA, ADR                        1,111       25,797
Companhia Vale Do Rio Doce, ADR, PFD Shares                   3,120      121,399
Companhia Vale Do Rio Doce, ADR                               2,213       97,062
Contax Participacoes SA, ADR *                                1,938        1,204
Embratel Participacoes SA, ADR *                                490        5,709
Empresa Brasileira de Aeronautica SA, ADR                       558       21,539
Gerdau SA, ADR                                                1,476       22,037
Petroleo Brasileiro SA, ADR, Petro                            2,954      188,317
Petroleo Brasileiro SA, ADR *                                 2,127      152,059
Tele Centro Oeste Celular Participacoes SA, ADR                 458        4,149
Tele Norte Leste Participacoes SA, ADR                        1,938       32,035
Telesp Celular Participacoes SA, ADR *                        1,724        6,741
Unibanco - Uniao De Bancos Brasileiros SA, GDR                  611       32,139
Usinas Siderurgicas de Minas Gerais SA, ADR                     588   $   13,697
Votorantim Celulose e Papel SA-Sponsored ADR                    467        6,258
                                                                      ----------
                                                                       1,026,313

CANADA - 6.21%
Aber Diamond Corp.                                              564       20,647
Abitibi Consolidated, Inc.                                    3,981       16,014
Agnico-Eagle Mines, Ltd.                                        987       14,648
Agrium, Inc.                                                  1,339       29,503
Alcan Aluminum, Ltd. USD                                      4,181      132,710
Algoma Steel, Inc. *                                            500        9,906
Aliant, Inc.                                                    388        9,578
Angiotech Pharmaceuticals, Inc. *                               846       11,798
ATI Technologies, Inc. *                                      2,678       37,069
Bank Nova Scotia Halifax                                     11,452      428,211
Bank of Montreal                                              5,791      288,315
Barrick Gold Corp.                                            5,861      170,133
BCE, Inc.                                                     3,442       94,429
Biovail Corp. *                                               1,550       36,195
Bombardier, Inc. *                                           15,362       37,977
Brascan Corp.                                                 2,666      124,327
Brookfield Properties Corp.                                   1,427       41,853
CAE, Inc.                                                     2,784       18,753
Cameco Corp.                                                  1,967      105,081
Canadian Imperial Bank of Commerce                            3,870      242,010
Canadian National Railway Company                             3,201      227,471
Canadian Natural Resources, Ltd.                              6,108      276,213
Canadian Pacific Railway, Ltd.                                1,726       74,395
Canadian Tire Corp., Ltd.                                     1,746       94,583
Canfor Corp. *                                                1,100       13,208
Celestica, Inc. *                                             2,008       22,537
CGI Group, Inc. *                                             2,924       21,408
CI Fund Management, Inc.                                      1,867       34,752
Cognos, Inc. *                                                  987       38,232
Cott Corp. *                                                    669       11,802
CP Ships, Ltd.                                                  987       20,948
Dofasco, Inc.                                                   846       31,816
Domtar, Inc.                                                  2,290       14,735
Enbridge, Inc.                                                3,724      119,520
EnCana Corp.                                                 10,136      592,383
Fairfax Financial Holdings, Ltd.                                141       24,460
Fairmont Hotels & Resorts, Inc.                                 775       25,894
Falconbridge, Ltd.                                            3,238       86,657
Finning International, Inc.                                     881       30,385
Four Seasons Hotels, Inc.                                       247       14,119
George Weston, Ltd.                                             564       50,374
Gildan Activewear, Inc. *                                       700       26,717
Glamis Gold, Ltd. *                                           1,304       28,642
Goldcorp, Inc. - New                                          3,959       79,456

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Great-West Lifeco, Inc.                                       2,924   $   73,292
Hudson's Bay Company                                            634        7,482
Husky Energy, Inc.                                            1,474       81,981
IGM Financial, Inc.                                           1,304       48,018
Imperial Oil, Ltd.                                            1,409      162,643
Inco, Ltd.                                                    2,144      101,553
Intrawest Corp.                                                 423       11,517
Ipsco, Inc.                                                     600       42,720
Ivanhoe Mines, Ltd. *                                         2,500       21,103
Jean Coutu Group, Inc.                                        1,600       28,528
Kinross Gold Corp. *                                          3,735       28,729
Loblaw Companies, Ltd.                                        1,263       76,012
Magna International, Inc.                                     1,257       94,653
Manulife Financial Corp.                                      9,238      493,351
MDS, Inc.                                                     1,409       25,341
Meridian Gold, Inc. *                                         1,127       24,609
Methanex Corp.                                                1,233       18,289
MI Developments, Inc.                                           529       17,898
National Bank Canada Montreal Quebec                          1,932      100,165
Nexen, Inc.                                                   3,018      144,148
Nortel Networks Corp. *                                      48,963      160,687
Nova Chemicals Corp.                                            951       35,019
Novelis, Inc.                                                   712       15,253
Onex Corp.                                                    1,268       22,478
Open Text Corp. *                                               458        6,450
Petro-Canada                                                  5,908      247,628
Placer Dome, Inc.                                             5,016       85,937
Potash Corp. of Saskatchewan, Inc.                            1,263      117,863
Power Corporation Of Canada                                   3,583       98,267
Power Financial Corp.                                         2,878       83,592
Precision Drilling Corp. *                                    1,338       65,935
QLT, Inc. *                                                     951        7,233
Quebecor World, Inc.                                            881       16,543
Research In Motion, Ltd. *                                    1,800      122,951
Rogers Communications, Inc.                                   2,279       89,829
RONA, Inc. *                                                  1,300       25,710
Royal Bank of Canada, Montreal                                7,412      540,697
Saputo, Inc.                                                    500       15,918
Shaw Communications, Inc.                                     2,149       44,981
Shell Canada, Ltd.                                            2,420       84,735
Shoppers Drug Mart Corp.                                      2,144       75,902
SNC-Lavalin Group, Inc.                                         529       34,225
Sun Life Financial, Inc.                                      6,848      257,475
Suncor Energy, Inc.                                           5,198      315,296
Talisman Energy, Inc.                                         4,158      203,719
Teck Cominco, Ltd.                                            2,244      100,801
Telus Corp. - Non Voting Shares - CAD                         3,356      136,876
Telus Corp.                                                     705       29,458
Thomson Corp.                                                 2,702   $  101,009
TransAlta Corp.                                               2,079       41,242
Trans-Canada Corp.                                            5,450      166,652
TSX Group, Inc.                                                 776       26,944
                                                                      ----------
                                                                       8,809,201

CHILE - 0.24%
Banco Santander Chile SA, ADR                                 1,225       53,741
CIA Cervecerias Unidas SA, ADR                                  206        5,343
Compania de Telecomunicaciones de Chile SA,
   ADR                                                        3,551       38,528
Distribucion y Servicio D&S SA, ADR                             443        9,746
Embotelladora Andina SA, ADR, Series A                          414        6,483
Embotelladora Andina SA, ADR, Series B                          467        7,631
Empresa Nacional de Electricidad SA, ADR                      2,964       88,357
Enersis SA, ADR                                               7,084       81,041
Sociedad Quimica y Minera de Chile SA, ADR, B
   Shares                                                       329       41,533
Vina Concha Y Toro S.A., ADR                                    165       14,025
                                                                      ----------
                                                                         346,428

CHINA - 0.03%
Bank of Communications Co., Ltd., H Shares *                  3,000        1,276
China Life Insurance Company, Ltd. *                          4,000        3,094
China Petroleum & Chemical Corp., Class H                    10,000        4,576
China Telecom Corp., Ltd.                                     8,000        3,017
Huaneng Power International, Inc., Class H                    2,000        1,482
Lenovo Group, Ltd.                                            2,000          967
Noble Group, Ltd.                                            11,000       10,348
PetroChina Company, Ltd., Class H                            10,000        8,380
Yanzhou Coal Mining Company, Ltd., Class H *                  2,000        1,573
                                                                      ----------
                                                                          34,713

CZECH REPUBLIC - 0.07%
CEZ AS                                                        2,082       62,958
Komercni Banka AS                                               153       22,391
Philip Morris CR AS                                               7        5,478
Unipetrol AS *                                                  729        7,046
Zentiva NV                                                      134        6,173
                                                                      ----------
                                                                         104,046

DENMARK - 0.64%
A P Moller- Maersk AS                                            14      143,414
AS Det Ostasiatiske Kompagni                                    211       15,700
Bang & Olufsen AS - B Series                                    132       11,410
Carlsberg AS, B Shares                                          352       20,645
Coloplast AS                                                    316       19,300
Dampskibsselskabet Torm AS, DKK 10                              200       11,488
Danisco AS                                                      581       39,287
Danske Bank AS                                                5,098      156,504
DSV AS                                                          238       25,380
FLS Industries AS, B Shares                                     317        8,861

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
GN Store Nord AS                                              2,466   $   32,672
H. Lundbeck AS                                                  810       20,646
Kobenhavn Lufthavne AS                                           62       15,557
NKT Holdings AS                                                 211        8,983
Novo Nordisk AS                                               2,795      138,641
Novozymes AS, B Shares                                          614       31,746
TDC AS                                                        2,279      122,988
Topdanmark AS *                                                 203       16,203
Vestas Wind Systems AS                                        2,044       49,539
William Demant Holdings AS *                                    282       13,259
                                                                      ----------
                                                                         902,223

FINLAND - 1.19%
Amer Group Oyj                                                  810       15,510
Asko Oyj                                                        634       14,716
Cargotec Corp. Oyj *                                            442       13,367
Elisa Oyj, A Shares                                           1,607       27,864
Fortum Corp. Oyj                                              4,076       82,078
KCI Konecranes Oyj                                              159        7,381
Kesko Oyj                                                       769       21,401
Kone Corp. Oyj *                                                442       30,112
Metra Oyj, B Shares                                             669       21,377
Metso Oyj                                                     1,127       28,687
Neste Oil Oyj *                                               1,519       56,469
Nokia AB - Oyj                                               54,744      920,184
Nokian Renkaat Oyj                                            1,110       26,381
Orion Oyj, Series B                                             810       18,118
Outokumpu Oyj                                                 1,187       15,887
Pohjola Group Oyj                                               659       10,608
Rautaruukki Oyj                                                 881       19,855
Sampo Oyj, A Shares                                           4,640       73,853
Stora Enso Oyj, R Shares                                      7,347      101,347
TietoEnator Oyj                                                 916       30,871
UPM-Kymmene Oyj                                               6,184      124,153
YIT-Yhtyma Oyj                                                  750       31,924
                                                                      ----------
                                                                       1,692,143

FRANCE - 7.11%
Accor SA                                                      2,073      105,034
Air France KLM                                                1,316       22,073
Alcatel SA *                                                 13,687      182,862
Alstom RGPT *                                                 1,157       55,107
Atos Origin SA *                                                718       50,950
Autoroutes du Sud de la France                                  587       34,081
AXA Group                                                    15,730      433,212
BNP Paribas SA                                                8,707      664,055
Bouygues SA                                                   2,100       97,919
Business Objects SA *                                           735       25,303
Caisse Nationale du Credit Agricole                           7,070      208,010
Cap Gemini SA *                                               1,324       51,694
Carrefour SA                                                  6,196   $  285,995
Casino Guich Perrachon SA                                       371       26,394
CNP Assurances SA                                               388       26,106
Compagnie De Sanit Gobain SA                                  3,272      188,826
Compagnie Generale des Etablissements
   Michelin, Class B                                          1,513       89,175
Dassault Systemes SA                                            610       31,628
Essilor International SA                                      1,059       87,981
European Aeronautic Defence & Space Company                   2,595       92,307
France Telecom SA                                            18,506      532,871
Gecina SA                                                       107       12,644
Groupe Danone SA                                              2,569      277,709
Hermes International SA                                         101       23,931
Imerys SA                                                       322       23,976
Klepierre SA                                                    234       23,560
Lafarge SA                                                    1,836      162,054
Lagardere S.C.A                                               1,240       88,291
L'Air Liquide SA                                              1,199      221,200
L'Oreal SA                                                    3,240      251,793
LVMH Moet Hennessy SA                                         2,697      223,090
Neopost SA                                                      355       34,523
PagesJaunes Groupe SA                                         1,394       38,156
Pernod-Ricard SA                                                753      133,380
Peugeot SA                                                    1,755      119,564
Pinault-Printemps-Redoute SA                                    719       75,686
Publicis Groupe SA                                            1,352       43,169
Renault Regie Nationale SA                                    1,981      188,229
Safran SA                                                     1,857       40,216
Sanofi Aventis SA                                            11,570      959,138
Schneider Electric SA                                         2,493      197,498
SCOR                                                          7,981       16,360
Societe BIC SA                                                  362       21,485
Societe des Autoroutes du Nord et de l'Est de
   la France *                                                  263       16,475
Societe Des Autoroutes Paris-Rhin-Rhone                         383       25,839
Societe Generale                                              3,815      436,782
Societe Television Francaise 1                                1,268       33,744
Sodexho Alliance                                              1,047       39,654
STMicroelectronics NV                                         7,029      121,285
Suez SA                                                       9,967      289,038
Technip SA                                                      938       55,692
Thales SA                                                       845       39,360
Thomson SA                                                    2,678       55,864
Total SA                                                      6,241    1,709,018
Unibail                                                         498       72,539
Valeo SA                                                        805       33,566
Veolia Environnement SA                                       3,259      137,972
Vinci SA                                                      1,650      142,553
Vivendi Universal SA                                         11,805      386,608

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Zodiac SA                                                      372   $    22,024
                                                                     -----------
                                                                      10,085,248

GERMANY - 5.27%
Adidas-Salomon AG                                              500        87,167
Allianz AG                                                   4,300       582,476
Altana AG                                                      747        41,956
BASF AG                                                      6,144       463,027
Bayer AG                                                     7,450       273,898
Bayerische Hypo-Und Vereinsbank AG *                         6,862       193,947
Beiersdorf AG                                                  183        21,073
Celesio AG                                                     433        38,036
Commerzbank AG                                               5,409       148,053
Continental AG                                               1,483       122,134
DaimlerChrysler AG                                          10,424       554,807
Depfa Bank AG                                                4,119        66,305
Deutsche Bank AG                                             5,643       529,513
Deutsche Boerse AG                                           1,156       110,816
Deutsche Lufthansa AG                                        2,448        32,558
Deutsche Post AG                                             6,908       162,095
Deutsche Telekom AG                                         31,196       569,508
Douglas Holding AG                                             310        11,812
E.ON AG                                                      7,118       655,990
Epcos AG *                                                     437         5,728
Fresenius Medical Care AG                                      377        34,435
Heidelberger Druckmaschinen AG                                 593        20,386
Hochtief AG                                                    680        30,461
Hypo Real Estate Holding AG                                  1,501        76,125
Infineon Technologies AG *                                   7,267        71,678
IVG Immobilien AG                                              808        16,660
Karstadt Quelle AG                                             662         8,988
Linde AG                                                       961        71,033
MAN AG                                                       1,637        84,246
Merck & Company AG                                             540        45,599
Metro AG                                                     1,674        82,698
MLP AG                                                         735        15,412
Muenchener Rueckversicherungs-
   Gesellschaft AG                                           2,084       238,724
Premiere AG *                                                  519        14,625
ProSieben Sat.1 Media AG                                       832        14,426
Puma AG                                                        181        49,274
Qiagen AG *                                                  1,344        17,421
RWE AG                                                       4,742       314,771
SAP AG                                                       2,526       437,993
Schering AG                                                  1,841       116,766
Siemens AG                                                   9,165       708,379
Suedzucker AG                                                  817        18,590
Thyssen Krupp AG                                             4,031        84,428
Tui AG                                                       2,611        55,789
Volkswagen AG                                                2,537   $   156,627
Wincor Nixdorf AG                                              182        17,557
                                                                     -----------
                                                                       7,473,990

GREECE - 0.49%
Alpha Bank SA                                                3,274        92,773
Athens Stock Exchange S.A. (ASE)                               560         5,199
Bank of Piraeus SA                                           2,025        42,535
Coca Cola Hell Bottling                                      1,270        36,998
Commercial Bank of Greece SA *                                 760        22,269
Cosmote Mobile Communications SA                             1,580        31,245
Duty Free Shops                                                210         3,965
EFG Eurobank Ergas SA                                        2,230        68,998
Folli-Follie SA                                                170         5,125
Germanos SA                                                    680        10,987
Greek Organization of Football Prognostics                   2,640        82,129
Hellenic Petroleum SA                                        1,210        18,763
Hellenic Technodomiki Tev SA                                 1,020         5,387
Hellenic Telecommunications Organization SA *                2,910        58,177
Hyatt Regency Hotel SA                                         480         5,915
Intracom SA                                                    960         6,714
National Bank Of Greece SA                                   3,140       125,172
Public Power Corp.                                           1,240        27,302
Techniki Olympiaki SA                                          900         6,099
Titan Cement Company SA                                        680        22,631
Viohalco SA                                                  1,240         8,523
                                                                     -----------
                                                                         686,906

HONG KONG - 1.34%
Aluminum Corp. of China, Ltd.                                2,000         1,270
ASM Pacific Technology, Ltd.                                 1,586         7,678
Bank of East Asia, Ltd.                                     15,872        46,448
BOC Hong Kong Holdings, Ltd.                                41,172        82,536
Cathay Pacific Airways, Ltd.                                10,218        18,178
Cheung Kong Holdings, Ltd.                                  17,151       193,688
Cheung Kong Infrastructure Holdings, Ltd.                    5,228        17,456
China Mobile, Ltd.                                           2,500        12,263
Citic Pacific, Ltd.                                          1,000         2,798
CLP Holdings, Ltd.                                          20,111       119,780
CNOOC, Ltd.                                                  7,000         5,054
Denway Motors, Ltd.                                          2,000           722
Esprit Holdings, Ltd.                                       10,485        78,398
Giordano International, Ltd.                                13,389         9,234
Hang Lung Properties, Ltd.                                  20,674        32,782
Hang Seng Bank, Ltd.                                         8,481       113,926
Henderson Land Development Company, Ltd.                     8,399        41,957
Hong Kong & China Gas Company, Ltd.                         40,817        84,192
Hong Kong Electric Holdings, Ltd.                           15,418        76,226
Hong Kong Exchange & Clearing, Ltd.                         12,570        43,105
Hopewell Holdings, Ltd.                                      6,638        17,586

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Hutchison Telecommunications
   International, Ltd. *                                     15,277   $   22,156
Hutchison Whampoa, Ltd.                                      23,423      242,475
Hysan Development Company, Ltd.                               6,474       16,233
Johnson Electronic Holdings, Ltd.                            14,975       14,382
Kerry Properties, Ltd.                                        4,561       11,701
Kingboard Chemical Holdings, Ltd.                             6,228       15,536
Li & Fung, Ltd.                                              20,208       46,762
MTR Corp.                                                    14,010       29,169
New World Development Company, Ltd.                          25,890       34,043
Orient Overseas International, Ltd.                           2,938       10,965
   PCCW, Ltd.                                                37,652       24,513
Ping An Insurance Group Company of China, Ltd                   500          870
Semiconductor Manufacturing International Corp. *             4,000          701
Shangri-La Asia, Ltd.                                        11,953       19,339
Sino Land Company, Ltd.                                      17,360       21,037
Smartone Telecommunications Holdings, Ltd.                    2,643        2,726
Solomon Systech International, Ltd.                          21,706        7,835
South China Morning Post, Ltd.                                8,456        3,134
Sun Hung Kai Properties, Ltd.                                14,389      148,862
Swire Pacific, Ltd., Class A                                 10,337       95,215
TCL Communication Technology Holdings, Ltd. *                 3,383          157
Techtronic Industries Company, Ltd.                          10,485       26,696
Television Broadcasting Co., Ltd.                             2,819       16,917
Texwinca Holdings, Ltd.                                       4,933        3,371
Wharf Holdings, Ltd.                                         13,332       52,249
Wing Hang Bank, Ltd.                                          2,000       14,800
Yue Yuen Industrial Holdings, Ltd.                            4,933       13,546
Zijin Mining Group, Ltd.                                      9,161        2,893
                                                                      ----------
                                                                       1,903,560

HUNGARY - 0.19%
BorsodChem Rt                                                   691        7,906
Gedeon Richter Rt                                               159       28,710
Magyar Telekom Rt                                             5,321       27,484
MOL Magyar Olaj - es Gazipari Rt                                862       95,581
OTP Bank Rt                                                   2,858      112,648
                                                                      ----------
                                                                         272,329

INDONESIA - 0.18%
Aneka Tambang Tbk PT                                          7,575        2,006
Astra Agro Lestari Tbk PT                                     6,342        3,159
Astra International Tbk PT                                   30,517       28,916
Bank Central Asia Tbk PT                                     69,613       23,340
Bank Danamon Indonesia Tbk PT                                21,741        8,504
Bank Internasional Indonesia Tbk PT                         247,500        3,848
Bank Mandiri Tbk PT                                          76,122       10,727
Bank Pan Indonesia Tbk PT                                    66,241        3,122
Bank Rakyat Indonesia Tbk PT                                 66,999       17,580
Bumi Resources Tbk PT                                       221,220   $   19,349
Energi Mega Persada Tbk PT *                                 37,500        2,879
Gudang Garam Tbk PT                                           7,518        7,964
Indocement Tunggal Prakarsa Tbk PT *                          9,513        2,681
Indofood Sukses Makmur Tbk PT                                48,095        3,412
Indosat Tbk PT                                                  523       13,075
International Nickel Indonesia Tbk PT                         2,500        3,766
Kalbe Farma Tbk PT                                           41,929        3,464
Lippo Bank Tbk PT *                                          17,793        2,663
Matahari Putra Prima Tbk PT                                  15,000        1,224
Perusahaan Gas Negara Tbk PT                                 23,003        9,333
PT Indonesian Satellite Corp.                                 4,000        2,060
PT Telekomunikiasi Indonesia, ADR                             2,899       60,328
Ramayana Lestari Sentosa Tbk PT                              25,369        1,923
Semen Gresik Persero Tbk PT                                   1,586        2,805
Telekomunikasi Indonesia Tbk PT                               9,500        4,939
Tempo Scan Pacific Tbk PT                                     1,762        1,027
Unilever Indonesia Tbk PT                                    19,500        7,722
United Tractors Tbk PT                                       16,032        6,037
                                                                      ----------
                                                                         257,853

IRELAND - 0.62%
Allied Irish Banks PLC - Dublin                               8,708      185,852
Allied Irish Banks PLC - London                               1,551       33,102
Bank of Ireland - Dublin                                      9,797      155,344
Bank of Ireland - London                                      1,592       25,147
C&C Group PLC                                                 3,286       19,257
CRH PLC - Dublin                                              5,435      147,782
CRH PLC - London                                                857       23,302
DCC PLC - Dublin                                                771       15,526
DCC PLC- London                                                 187        3,720
Eircom Group PLC - Dublin                                     4,424       10,456
Eircom Group PLC - London                                     2,998        7,013
Elan Corp PLC - London *                                        784        6,948
Elan Corp. - Dublin *                                         3,920       35,451
Fyffes PLC - Dublin                                           2,852        8,735
Grafton Group PLC                                             2,062       20,885
Greencore Group PLC - Dublin                                  1,313        5,715
Greencore Group PLC - London                                    459        1,976
IAWS Group PLC *                                              1,265       18,762
Independent News & Media PLC - Dublin                         5,806       17,012
Independent News & Media PLC - London                           536        1,571
Irish Life & Permanent PLC - Dublin                           2,739       50,036
Irish Life & Permanent PLC - London                             448        8,157
Kerry Group PLC - Dublin                                      1,323       31,028
Kerry Group PLC - London                                        228        5,320
Kingspan Group PLC - London                                     260        3,345
Kingspan Group PLC - Dublin                                   1,062       13,702
Paddy Power PLC                                                 545        9,647

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

IRELAND (CONTINUED)
Ryanair Holdings PLC, ADR *                                     310   $   14,114
Ryanair Holdings PLC *                                          466        3,804
                                                                      ----------
                                                                         882,709

ISRAEL - 0.41%
Africa-Israel Investments, Ltd.                                 114        4,164
Aladdin Knowledge Systems *                                     144        3,037
Alvarion, Ltd. *                                              1,474       12,013
Audio Codes, Ltd. *                                             216        2,378
Bank Hapoalim, Ltd.                                          11,120       43,258
Bank Leumi Le-Israel                                          9,188       30,665
Bezek Israeli Telecommunications Corp., Ltd. *               12,363       16,585
Check Point Software Technologies, Ltd. *                     2,205       53,626
Clal Industries & Investments, Ltd.                             727        3,451
Clal Insurance Enterprise Holdings, Ltd.                        180        3,839
Discount Investment Corp.                                       211        4,678
ECI Telecom, Ltd. *                                             470        3,925
Elbit Systems, Ltd.                                             233        5,140
Given Imaging Corp. *                                           414        9,998
Harel Insurance Investments, Ltd.                                91        4,241
ICL Israel Chemicals, Ltd.                                    5,600       21,773
IDB Development Corp., Ltd.                                     262        7,154
Israel Corporation, Ltd.                                         20        7,558
Israel Discount Bank, Ltd. *                                  5,042        7,349
Koor Industries, Ltd. *                                         126        6,816
Lipman Electronic Engineering, Ltd. *                           175        3,677
Makhteshim-Agam Industries, Ltd.                              3,021       16,984
Migdal Insurance Holdings, Ltd.                               2,573        3,476
M-Systems Flash Disk Pioneers, Ltd. *                           326        9,754
Nice Systems, Ltd. *                                            180        7,872
Orbotech, Ltd. *                                                353        8,832
Osem Investment, Ltd.                                           360        3,197
Partner Communications, Ltd. *                                  735        6,246
RADWARE, Ltd. *                                                 141        2,686
Retalix, Ltd. *                                                 170        4,050
Strauss-Elite, Ltd.                                             327        2,750
Super-Sol, Ltd.                                               1,187        2,985
Syneron Medical, Ltd. *                                         170        6,212
Tadiran Communications Industries, Ltd.                          97        2,872
Teva Pharmaceutical Industries, Ltd.                          6,970      235,354
United Mizrahi Bank, Ltd. *                                   1,128        5,848
                                                                      ----------
                                                                         574,443

ITALY - 2.81%
Alleanza Assicuraz SpA                                        4,866       60,258
Assicurazioni Generali SpA                                   10,104      319,692
Autogrill SpA                                                 1,178       16,676
Autostrade SpA                                                3,028       78,098
Banca Fideuram SpA                                            3,184       18,294
Banca Intesa SpA - Non convertible                            9,829   $   42,904
Banca Intesa SpA                                             34,391      160,795
Banca Monte dei Paschi Siena SpA                             11,613       51,671
Banca Naz Del Lavoro SpA *                                   13,985       45,025
Banca Popolare di Milano SpA                                  4,162       42,783
Banche Popolari Unite SpA                                     3,538       72,055
Banco Popolare Di Verona e Novara SpA                         3,889       73,576
BCA Antonveneta SpA                                           2,408       76,044
Benetton Group SpA                                              508        5,464
Bulgari SpA                                                   1,375       15,519
Capitalia SpA                                                14,972       82,142
Edison SpA *                                                  8,279       18,518
Enel SpA                                                     44,708      386,527
Eni SpA                                                      27,059      806,231
Fiat SpA *                                                    5,474       49,108
Fineco Group SpA                                              1,693       15,423
Finmeccanica SpA                                              3,104       61,794
Gruppo Editoriale L'Espresso SpA                              1,888       10,717
Italcementi SpA                                                 735       11,539
Luxottica Group SpA                                           1,458       36,357
Mediaset SpA                                                  8,569      101,723
Mediobanca SpA                                                4,950       97,708
Mediolanum SpA                                                2,545       17,507
Mondadori (Arnoldo) Editore SpA                               1,197       12,030
Pirelli & Company, SpA                                       27,381       29,137
RAS SpA                                                       3,170       72,396
San Paolo-IMI SpA                                            11,484      178,908
Seat Pagine Gialle SpA *                                     43,703       21,606
Snam Rete Gas SpA                                             9,261       54,160
T.E.R.N.A SpA                                                10,685       27,636
Telecom Italia Media SpA *                                   15,066        9,901
Telecom Italia SpA, Di Risp                                  61,254      170,986
Telecom Italia SpA                                          110,323      359,839
Tiscali SpA *                                                 2,229        7,754
UniCredito Italiano SpA                                      46,680      263,985
                                                                      ----------
                                                                       3,982,486

JAPAN - 17.95%
Acom Company, Ltd.                                              803       58,403
Aderans Company, Ltd.                                           317        8,674
Advantest Corp.                                                 810       62,915
AEON Company, Ltd.                                            7,196      144,816
AEON Credit Service Company, Ltd.                               323       23,520
Aiful Corp.                                                     698       58,590
Aisin Seiki Company                                           2,221       63,124
Ajinomoto Company, Inc.                                       6,695       70,558
Alfresa Holdings Corp.                                          176        8,202
All Nippon Airways Company, Ltd.                              5,285       16,420
Alps Electric Company                                         1,762       28,663

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ----------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Amada Company, Ltd.                                             3,171   $ 25,330
Amano Corp.                                                       705     10,952
Anritsu Corp.                                                     705      3,814
Aoyama Trading Company, Ltd.                                      458     12,936
Ariake Japan Company, Ltd.                                        141      3,230
Asahi Breweries, Ltd.                                           4,299     54,527
Asahi Glass Company, Ltd.                                      10,809    113,628
Asahi Kasei Corp.                                              13,037     71,344
ASATSU-DK, Inc.                                                   352     10,999
Astellas Pharmaceuticals, Inc.                                  6,105    230,093
Autobacs Seven Company, Ltd.                                      247      9,658
Bank of Fukuoka, Ltd.                                           5,638     40,707
Bank of Kyoto, Ltd.                                             3,000     30,081
Bank of Yokohama, Ltd. *                                       12,684     96,842
Benesse Corp.                                                     846     31,885
Bridgestone Corp.                                               7,047    151,147
Canon Sales Company, Inc. *                                     1,000     20,566
Canon, Inc.                                                     8,326    450,491
Casio Computer Company, Ltd.                                    2,467     35,907
Central Glass Company, Ltd.                                     2,114     12,166
Central Japan Railway Company, Ltd.                                17    132,645
Chiba Bank, Ltd.                                                8,104     66,022
Chiyoda Corp. *                                                 2,000     36,895
Chubu Electric Power Company, Inc.                              6,523    159,484
Chugai Pharmaceutical Company, Ltd.                             2,784     53,201
Circle K Sunkus Company, Ltd.                                     388      9,298
Citizen Watch Company, Ltd.                                     3,065     25,024
Coca-Cola West Japan Company, Ltd.                                423      9,483
COMSYS Holdings Corp.                                           1,057     12,259
Credit Saison Company, Ltd.                                     1,809     79,516
CSK Corp.                                                         810     35,747
Dai Nippon Printing Company, Ltd.                               7,047    113,827
Daicel Chemical Industries, Ltd.                                2,466     15,998
Daido Steel Company, Ltd.                                       4,000     25,773
Daiichi Sankyo Company, Ltd. *                                  6,915    141,907
Daikin Industries, Ltd.                                         2,685     72,046
Daimaru, Inc.                                                   2,114     24,929
Dainippon Ink & Chemicals, Inc.                                 5,990     19,721
Dainippon Screen Manufacturing Company, Ltd.                    1,762     11,524
Daito Trust Construction Company, Ltd.                            881     38,648
Daiwa House Industry Company, Ltd.                              5,285     69,272
Daiwa Securities Group, Inc.                                   13,649    106,860
Denki Kagaku Kogyo Kabushiki Kaisha                             6,523     23,548
Denso Corp.                                                     5,778    167,789
Dentsu, Inc.                                                       20     56,843
Dowa Mining Company, Ltd.                                       2,466     20,721
E Trade Securities Corp.                                            5     22,022
E-Access, Ltd. *                                                   17     12,829
East Japan Railway Company, Ltd.                                   38   $217,344
Ebara Corp.                                                     2,466     10,513
Eisai Company, Ltd.                                             2,748    117,638
Electric Power Development Company, Ltd.                        1,550     51,851
Elpida Memory, Inc. *                                             500     14,652
Familymart Company, Ltd.                                          740     22,273
Fanuc, Ltd.                                                     1,921    155,654
Fast Retailing Company, Ltd.                                      634     48,182
Fuji Electric Holdings                                          4,580     18,272
Fuji Photo Film Company, Ltd.                                   5,333    176,049
Fuji Software ABC, Inc.                                           282      7,393
Fuji Television Network, Inc.                                       6     13,452
Fujikura, Ltd.                                                  3,523     21,643
Fujitsu, Ltd.                                                  19,379    127,945
Furukawa Electric Company, Ltd.                                 5,638     28,614
Glory, Ltd.                                                       800     15,535
Goodwill Group, Inc.                                                3      4,607
Gunma Bank                                                      3,523     22,638
Gunze, Ltd.                                                     1,762      8,880
Hakuhodo DY Holdings, Inc.                                        300     19,939
Hankyu Department Stores                                        1,409     11,131
Hikari Tsushin, Inc. *                                            300     19,065
Hino Motors, Ltd.                                               2,114     14,368
Hirose Electric Company, Ltd.                                     317     37,018
Hitachi Cable, Ltd.                                             1,409      5,733
Hitachi Capital Corp.                                             493     10,378
Hitachi Chemical, Ltd.                                            916     19,162
Hitachi Construction Machinery Co., Ltd.                        1,057     20,245
Hitachi Software Engineering Co., Ltd.                            247      3,970
Hitachi, Ltd.                                                  34,882    221,370
Hokkaido Electric Power Co., Ltd.                               1,832     39,051
Hokugin Financial Group, Inc.                                  12,866     48,605
Honda Motor Company, Ltd.                                       8,569    485,573
House Food Corp.                                                  599      9,141
Hoya Corp., New Shares *                                        3,681    125,413
Hoya Corp.                                                      1,227     40,830
Ibiden Company, Ltd.                                            1,100     45,924
Index Corp., New Shares *                                           5      6,664
Index Corp.                                                        14     19,154
Inpex Corp.                                                         4     31,105
Isetan Company, Ltd.                                            1,938     30,927
Ishihara Sangyo                                                 2,466      5,202
Ishikawajima Harima Heavy Industries Co.,
   Ltd. *                                                       9,866     19,942
ITO EN, Ltd.                                                      247     11,577
Itochu Corp.                                                   16,798    115,797
Itochu Techno-Science Corp.                                       352     12,335
JAFCO Company, Ltd.                                               447     29,315
Japan Airlines System Corp.                                     7,047     18,722

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Japan Prime Realty Investment Corp.                               5   $   14,255
Japan Real Estate Investment Corp.                                4       32,305
Japan Retail Fund                                                 3       24,255
Japan Tobacco, Inc.                                              10      157,995
JFE Holdings, Inc                                             6,138      199,914
JGC Corp.                                                     2,114       38,718
Joyo Bank, Ltd.                                               7,047       43,043
JS Group Corporation                                          2,784       47,500
JSR Corp.                                                     1,867       38,891
Kajima Corp.                                                  8,809       41,986
Kaken Pharmaceutical Company, Ltd.                            1,057        7,874
Kamigumi Company, Ltd.                                        2,466       19,698
Kaneka Corp.                                                  3,171       41,452
Kansai Electric Power Company, Ltd.                           8,422      186,214
Kansai Paint Company, Ltd.                                    1,762       11,089
Kao Corp.                                                     5,638      139,090
Katokichi Company, Ltd.                                       1,163        7,627
Kawasaki Heavy Industries, Ltd.                              13,037       33,025
Kawasaki Kisen Kaisha, Ltd.                                   4,933       35,660
KDDI Corp.                                                       28      158,171
Keihin Electric Express Railway Company, Ltd.                 4,933       31,045
Keio Electric Railway Company, Ltd.                           5,285       29,202
Keisei Electric Railway Co., Ltd.                             3,000       16,497
Keyence Corp.                                                   352       88,672
Kikkoman Corp.                                                1,762       16,952
Kinden Corp.                                                  1,409       12,188
Kintetsu Corp.                                               16,208       54,935
Kirin Brewery Company, Ltd.                                   9,104      100,446
Kobe Steel Company, Ltd.                                     27,483       83,690
Kokuyo Company, Ltd.                                            669        9,259
Komatsu, Ltd.                                                 9,570      130,590
Komori Corp.                                                    705       12,570
Konami Corp.                                                  1,057       23,837
Konica Minolta Holdings, Inc.                                 5,109       46,538
Kose Corp.                                                      400       13,663
Koyo Seiko Company, Ltd.                                      2,057       31,083
Kubota Corp.                                                 12,218       84,764
Kuraray Company, Ltd.                                         3,700       32,854
Kurita Water Industries, Ltd.                                 1,581       28,747
Kyocera Corp.                                                 1,762      122,863
KYOWA HAKKO KOGYO Co., Ltd.                                   3,523       27,395
Kyushu Electric Power                                         3,969       88,457
Lawson, Inc.                                                    669       25,273
LeoPalace21 Corp.                                             1,198       28,973
Mabuchi Motor Company, Ltd.                                     282       13,939
Makita Corp.                                                  1,057       21,458
Marubeni Corp.                                               14,798       68,965
Marui Company, Ltd.                                           3,136       53,062
Matsui Securities Company, Ltd.                               1,300   $   15,823
Matsumotokiyoshi Company, Ltd.                                  352       11,465
Matsushita Electric Industrial Company, Ltd.                 22,607      383,717
Matsushita Electric Works, Ltd.                               3,819       38,023
Mediceo Holdings Company, Ltd.                                1,610       25,721
Meiji Dairies Corp.                                           2,114       11,643
Meiji Seika Kaisha, Ltd.                                      2,466       12,820
Meitec Corp.                                                    317       10,157
Millea Holdings, Inc.                                            16      257,028
Minebea Company, Ltd.                                         3,523       14,553
Mitsubishi Chemical Corp.                                    17,970       59,638
Mitsubishi Corp.                                             12,944      255,921
Mitsubishi Electric Corp.                                    21,027      134,928
Mitsubishi Estate Company, Ltd.                              12,218      168,018
Mitsubishi Gas & Chemicals Company, Inc.                      5,171       34,597
Mitsubishi Heavy Industries, Ltd.                            32,063      113,768
Mitsubishi Logistc Corp.                                      1,057       12,492
Mitsubishi Materials Corp.                                   11,980       42,402
Mitsubishi Rayon Company, Ltd.                                5,990       26,858
Mitsubishi Securities Company, Ltd.                           2,000       22,384
Mitsubishi UFJ Financial Group, Inc.                             80    1,052,647
Mitsui & Company, Ltd.                                       15,389      193,016
Mitsui Chemicals, Inc.                                        7,990       47,251
Mitsui Engineering & Shipbuilding Company,
   Ltd                                                        5,638       13,436
Mitsui Fudosan Company, Ltd.                                  8,752      131,865
Mitsui Mining & Smelting Company, Ltd.                        5,990       34,842
Mitsui O.S.K. Lines, Ltd.                                    12,513      100,175
Mitsui Sumitomo Insurance Company, Ltd.                      13,741      159,369
Mitsui Trust Holdings, Inc.                                   5,990       83,113
Mitsukoshi, Ltd.                                              5,171       25,057
Mitsumi Electric Company, Ltd.                                  599        6,091
Mizuho Financial Group, Inc.                                     93      592,665
Murata Manufacturing Company, Ltd.                            2,196      122,695
Namco Bandai Holdings, Inc. *                                 1,867       31,146
NEC Corp.                                                    20,617      111,915
NEC Electronics Corp.                                           352       11,744
Net One Systems Company, Ltd.                                     5        9,842
NGK Insulators, Ltd.                                          3,171       40,388
NGK Spark Plug Company, Ltd.                                  1,762       25,584
NHK Spring Company, Ltd.                                      2,000       14,687
Nichii Gakkan Company, Ltd.                                     176        4,303
NICHIREI Corp.                                                2,466       10,143
Nidec Corp., New Shares *                                       593       34,912
Nidec Corp.                                                     593       35,330
Nikko Cordial Corp.                                           8,457       98,004
Nikon Corp.                                                   2,819       35,631
Nintendo Company, Ltd.                                        1,092      127,614
Nippon Building Fund, Inc.                                        5       42,764

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nippon Electric Glass Company, Ltd.                             2,000   $ 36,100
Nippon Express Company, Ltd.                                    8,809     43,542
Nippon Kayaku Company, Ltd.                                     1,409     11,081
Nippon Light Metal Company, Ltd.                                3,876     10,674
NIPPON MEAT PACKERS, Inc.                                       1,762     19,098
Nippon Mining Holdings, Inc.                                    8,632     68,571
Nippon Oil Corp.                                               14,094    125,023
Nippon Paper Group, Inc.                                            9     32,649
Nippon Sheet Glass Company, Ltd.                                5,171     23,323
Nippon Shokubai Company, Ltd.                                   1,409     14,936
Nippon Steel Corp.                                             68,536    257,702
Nippon Telegraph & Telephone Corp.                                 56    275,811
Nippon Yusen Kabushiki Kaisha                                  10,923     73,370
Nippon Zeon Company                                             1,409     15,421
Nishimatsu Construction Company, Ltd.                           2,114      8,863
Nishi-Nippon City Bank, Ltd. *                                  5,000     24,847
Nissan Chemical Industries, Ltd.                                1,762     22,131
Nissan Motor Company, Ltd.                                     25,090    287,009
Nisshin Seifun Group, Inc.                                      2,325     22,635
Nisshin Steel Company                                          12,047     41,683
Nisshinbo Industries, Inc.                                      1,409     12,238
Nissin Food Products Co., Ltd.                                    916     23,891
Nitori Company, Ltd.                                              159     13,346
Nitto Denko Corp.                                               1,832    103,327
NOK Corp.                                                       1,092     32,578
Nomura Real Estate Office Fund, Inc. *                              2     14,758
Nomura Research Institute, Ltd.                                   211     24,397
Nomura Securities Company, Ltd.                                19,707    306,316
NSK, Ltd.                                                       5,285     29,202
NTN Corp.                                                       4,228     25,339
NTT Data Corp.                                                     13     50,258
NTT DoCoMo, Inc.                                                  186    331,630
NTT Urban Development Corp.                                         3     15,411
Obayashi Corp.                                                  7,638     52,855
OBIC Co., Ltd.                                                     70     11,925
Odakyu Electric Railway Company                                 6,695     36,520
Oji Paper Company, Ltd.                                         8,809     48,207
Oki Electric Industry Company, Ltd.                             5,638     19,209
Okumura Corp.                                                   2,114     12,968
Olympus Optical Company, Ltd.                                   2,466     54,742
Omron Corp.                                                     2,361     57,621
Onward Kashiyama Company, Ltd.                                  1,409     22,386
Oracle Corp. - Japan                                              352     15,535
Oriental Land Company, Ltd.                                       493     28,241
Orix Corp.                                                        946    171,173
Osaka Gas Company, Ltd.                                        21,845     76,548
Pioneer Electronic Corp.                                        1,621     23,121
Promise Company, Ltd.                                             969     71,930
Q.P. Corp.                                                        987   $  9,461
Rakuten, Inc.                                                      41     31,412
Resona Holdings, Inc. *                                            48    124,136
Ricoh Company, Ltd.                                             7,399    115,790
Rinnai Corp.                                                      352      8,109
Rohm Company, Ltd.                                              1,127     97,983
Ryohin Keikaku Company, Ltd.                                      211     13,614
Sanden Corp.                                                    1,057      4,814
Sanken Electric Company                                         1,057     12,156
SANKYO Co., Ltd.                                                  493     26,022
Santen Pharmaceutical Co., Ltd.                                   900     23,355
Sanwa Shutter Corp.                                             1,762     10,607
Sanyo Electric Company, Ltd. *                                 18,151     44,859
Sapporo Holdings                                                2,466     12,951
SBI Holdings, Inc.                                                 60     25,129
Secom Company, Ltd.                                             2,290    110,361
Sega Sammy Holdings, Inc., New Shares *                           746     28,972
Sega Sammy Holdings, Inc.                                         746     29,499
Seiko Epson Corp.                                               1,022     26,340
Seino Transportation Co., Ltd.                                  1,409     12,897
Sekisui Chemical Company, Ltd.                                  4,228     30,191
Sekisui House, Ltd.                                             5,638     69,222
Seven & I Holdings Co., Ltd. *                                  8,977    297,926
SFCG Company, Ltd.                                                 70     18,103
Sharp Corp.                                                    10,218    148,271
Shimachu Company, Ltd.                                            423     10,790
Shimamura Company, Ltd.                                           176     19,543
Shimano, Inc.                                                     669     18,069
Shimizu Corp.                                                   6,695     43,906
Shin-Etsu Chemical Company, Ltd.                                4,211    183,984
Shinko Securities Company, Ltd. *                               6,000     22,243
Shinsei Bank, Ltd.                                             11,094     70,014
Shionogi & Company, Ltd.                                        3,523     48,043
Shiseido Company, Ltd.                                          4,523     65,313
Shizuoka Bank, Ltd.                                             6,342     65,438
Showa Denko K.K                                                13,161     42,168
Showa Shell Sekiyu K.K                                          2,255     30,930
Skylark Company, Ltd.                                             705     10,411
SMC Corp.                                                         564     75,220
SOFTBANK Corp.                                                  2,696    149,917
Sojitz Holdings Corp. *                                         1,691      9,657
Sompo Japan Insurance, Inc.                                     9,104    120,776
Sony Corp.                                                     11,042    363,535
Stanley Electric Corp.                                          1,508     22,881
Sumitomo Bakelite Company, Ltd.                                 1,762     12,100
Sumitomo Chemical Company, Ltd.                                16,446    101,903
Sumitomo Corp.                                                 11,866    125,473
Sumitomo Electric Industries, Ltd.                              8,199    110,724

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sumitomo Heavy Industries, Ltd.                              5,990   $    42,561
Sumitomo Metal Industries, Ltd.                             47,577       167,136
Sumitomo Metal Mining Co., Ltd.                              6,285        58,359
Sumitomo Mitsui Financial Group, Inc.                           49       462,774
Sumitomo Osaka Cement Company, Ltd.                          3,523        11,257
Sumitomo Realty & Development Company, Ltd.                  3,876        57,544
Sumitomo Rubber Industries, Inc. *                           2,000        23,814
Sumitomo Trust & Banking Company, Ltd.                      13,446       110,848
Suruga Bank, Ltd.                                            2,114        23,324
Suzuken Company, Ltd.                                          723        20,932
T&D Holdings, Inc.                                           2,541       151,614
TAIHEIYO CEMENT Corp.                                        8,809        32,967
Taisei Corp.                                                 9,866        40,667
Taisho Pharmaceuticals Company, Ltd.                         1,762        31,804
Taiyo Nippon Sanso Corp.                                     2,819        17,641
Taiyo Yuden Company, Ltd.                                    1,057        11,662
Takara Holdings                                              1,409         8,892
Takashimaya Company, Ltd.                                    2,819        35,979
Takeda Pharmaceutical Company, Ltd.                          9,749       581,696
Takefuji Corp.                                               1,226        95,769
Takuma Company, Ltd.                                           705         5,582
Tanabe Seiyaku Co., Ltd.                                     3,000        30,372
TDK Corp.                                                    1,268        90,543
Teijin, Ltd.                                                10,104        59,039
Teikoku Oil Company, Ltd.                                    1,762        19,052
Terumo Corp.                                                 1,903        61,309
The 77th Bank, Ltd.                                          3,523        25,934
THK Company, Ltd.                                            1,281        31,998
TIS, Inc.                                                      317         6,603
Tobu Railway Company, Ltd.                                   7,752        30,996
Toda Corp.                                                   1,762         8,911
Toho Company, Ltd.                                           1,233        19,590
Tohoku Electric Power Company, Ltd.                          4,580       102,074
Tokuyama Corp.                                               2,000        19,630
Tokyo Broadcasting Company, Ltd.                               352         8,187
Tokyo Electric Power Company, Ltd.                          12,767       323,415
Tokyo Electron, Ltd.                                         1,832        97,506
Tokyo Gas Company, Ltd.                                     23,835        96,985
Tokyo Steel Manufacturing Co., Ltd.                          1,300        20,252
Tokyo Style Company, Ltd.                                      705         7,480
Tokyo Tatemono Company, Ltd. *                               3,000        24,467
Tokyu Corp.                                                  9,866        52,424
Tokyu Land Corp.                                             3,171        20,516
TonenGeneral Sekiyu K.K                                      3,171        36,945
Toppan Printing Company, Ltd.                                5,990        63,286
Toray Industries, Inc.                                      15,389        82,042
Toshiba Corp.                                               31,711       139,949
Tosoh Corp.                                                  4,228        18,025
Toto, Ltd.                                                   3,171   $    25,190
Toyo Seikan Kaisha, Ltd.                                     1,909        28,409
Toyo Suisan Kaisha, Ltd. *                                     705        12,060
Toyobo Company, Ltd.                                         4,933        12,192
Toyoda Gosei Co., Ltd.                                         634        12,087
Toyota Industries Corp.                                      2,290        76,202
Toyota Motor Corp.                                          31,547     1,447,940
Toyota Tsusho Corp.                                          2,000        36,454
Trend Micro, Inc.                                            1,233        39,070
Ube Industries, Ltd.                                         8,037        21,707
UNI Charm Corp.                                                458        19,808
Uniden Corp.                                                   705        10,342
UNY Company, Ltd.                                            1,762        23,297
Ushio, Inc.                                                  1,057        21,505
USS Company., Ltd.                                             243        17,287
Wacoal Corp.                                                 1,057        14,004
West Japan Railway Company, Ltd.                                19        71,945
Yahoo! Japan Corp., New Shares *                                42        50,046
Yahoo! Japan Corp.                                              42        49,305
Yakult Honsha Company, Ltd.                                  1,057        26,823
Yamada Denki Company, Ltd.                                     916        69,774
Yamaha Corp.                                                 1,726        29,936
Yamaha Motor Company, Ltd.                                   2,391        49,489
Yamato Transport Company, Ltd.                               4,580        75,434
Yamazaki Baking Company, Ltd.                                1,409        12,362
Yaskawa Electric Corporation *                               2,000        15,340
Yokogawa Electric Corp.                                      2,114        33,064
                                                                     -----------
                                                                      25,456,457

LUXEMBOURG - 0.16%
Arcelor SA                                                   5,813       136,401
Tenaris SA, ADR                                                616        84,910
                                                                     -----------
                                                                         221,311

MALAYSIA - 0.00%
KrisAssets Holdings Berhad *                                   441           322

MEXICO - 0.77%
Alfa SA de CV                                                3,802        23,259
America Movil SA de CV                                     214,319       281,807
Cemex SA de CV                                              34,768       181,190
Coca-Cola Femsa SA de CV                                     2,753         7,372
Consorcio ARA SA de CV                                       1,515         5,742
Controladora Comercial Mexicana SA de CV                     3,629         5,710
Corp GEO SA de CV *                                          4,852        15,062
Fomento Economico Mexicano SA de CV                          8,385        58,406
Grupo Aeroportuario del Sureste SA de CV                     2,992        11,863
Grupo Bimbo SA de CV                                         3,258        10,569
Grupo Carso SA de CV *                                       8,058        17,764
Grupo Financiero Banorte SA de CV                            3,897        34,710
Grupo Mexico SA                                             11,376        22,337

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

MEXICO (CONTINUED)
Grupo Modelo SA                                              5,717    $   18,436
Grupo Televisa SA                                           24,883        88,909
Industrias Penoles SA de CV                                    898         3,994
Kimberly-Clark de Mexico SA de CV *                          5,400        20,315
Telefonos de Mexico SA de CV                               152,666       162,119
TV Azteca SA de CV *                                        13,247         7,967
Urbi Desarrollos Urbanos SA de CV *                          1,700        12,604
Vitro SA de CV                                               1,586         1,837
Wal-Mart de Mexico SA                                       20,821       105,632
                                                                      ----------
                                                                       1,097,604

NETHERLANDS - 4.37%
ABN AMRO Holdings NV                                        20,496       492,552
Aegon NV                                                    16,258       242,108
Akzo Nobel NV                                                3,040       132,952
ASML Holding NV *                                            5,417        89,225
Buhrmann NV                                                  1,337        16,202
Corio NV                                                       484        28,188
DSM NV                                                       1,666        65,670
Euronext NV                                                    866        38,239
Getronics NV                                                 1,359        16,682
Hagemeyer NV *                                               5,649        16,688
Heineken NV                                                  2,744        88,376
IHC Caland NV                                                  389        32,552
ING Groep NV                                                20,892       624,247
Koninklijke (Royal) KPN NV                                  23,583       212,135
Koninklijke (Royal) Philips Electronics NV                  14,679       391,346
Koninklijke Ahold NV *                                      17,375       131,780
Oce-Van Der Grinten NV                                         883        13,873
Randstad Holdings NV                                           513        19,757
Reed Elsevier NV                                             7,668       106,145
Rodamco Europe NV                                              482        41,788
Royal Dutch Shell PLC, A Shares, EURO                          299         9,904
Royal Dutch Shell PLC, A Shares, GBP                        45,384     1,505,672
Royal Dutch Shell PLC, B Shares, EURO                       30,356     1,051,680
Royal Numico NV *                                            1,637        71,870
TNT Post Group NV                                            4,190       104,431
Unilever NV                                                  6,374       454,613
Vedior NV                                                    1,821        25,910
VNU NV                                                       2,693        84,915
Wereldhave NV                                                  225        23,916
Wolters Kluwer NV                                            3,147        58,741
                                                                      ----------
                                                                       6,192,157

NEW ZEALAND - 0.19%
Auckland International Airport, Ltd.                        12,357        19,543
Carter Holt Harvey, Ltd.                                     8,277        14,468
Contact Energy, Ltd.                                         3,643        19,205
Fisher & Paykel Appliances Holdings, Ltd.                    3,187         7,804
Fisher & Paykel Healthcare Corp.                             6,095        15,770
Fletcher Building, Ltd.                                      5,854    $   32,160
Kiwi Income Property Trust                                   8,971         7,156
Sky City Entertainment Group, Ltd.                           5,277        17,607
Sky Network Television, Ltd. *                               2,467        10,541
Telecom Corp. of New Zealand, Ltd.                          24,602       102,732
Tower, Ltd. *                                                3,657         5,860
Vector, Ltd. *                                               3,181         6,928
Warehouse Group, Ltd.                                        1,502         4,063
Waste Management Corp.                                       1,085         4,621
                                                                      ----------
                                                                         268,458

NORWAY - 0.62%
Den Norske Bank ASA                                          7,999        82,591
Norsk Hydro ASA                                              1,694       189,938
Norske Skogindustrier ASA                                    1,380        20,423
Orkla ASA                                                    2,282        86,744
Petroleum Geo-Services ASA *                                   687        21,911
Prosafe ASA                                                    400        14,991
Schibsted ASA                                                  629        19,580
Smedvig ASA, A shares                                          370         9,084
Statoil ASA                                                  7,829       194,605
Stolt Offshore ASA *                                         2,147        24,878
Stolt-Nielsen SA *                                             400        16,000
Storebrand ASA                                               2,678        26,217
Tandberg ASA                                                 1,636        21,897
Tandberg Television ASA *                                      800        10,432
Telenor ASA                                                  9,409        84,197
Tomra Systems ASA                                            1,867        13,308
Yara International ASA                                       2,491        45,058
                                                                      ----------
                                                                         881,854

PERU - 0.08%
Cia de Minas Buenaventura SA                                 1,306        40,025
Credicorp SA                                                   704        20,134
Edegel SA                                                   10,860         5,130
Luz Del Sur SA                                               1,322         1,708
Minsur SA                                                    3,999         7,246
Southern Peru Copper Corp.                                     600        33,300
Union de Cervecerias Peruanas Backus &
   Johnston SA                                               7,433         4,267
Volcan Compania Minera SA, CMN Series B *                    4,556         1,648
                                                                      ----------
                                                                         113,458

PHILIPPINES - 0.06%
Ayala Corp.                                                  1,410         7,249
Ayala Land, Inc.                                            59,000         8,440
Banco De Oro                                                 3,700         2,018
Bank of the Philippine Islands *                            12,300        11,437
Equitable PCI Bank Corp.                                     3,900         3,452
First Philippine Holdings Corp.                              3,000         2,226
Globe Telecommunications, Inc.                                 360         4,796

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHILIPPINES (CONTINUED)
Jollibee Foods Corp.                                         4,700    $    3,025
Manila Electric Company *                                    4,400         1,652
Metropolitan Bank & Trust Company                            6,700         3,295
Petron Corp.                                                25,000         1,386
Philippine Long Distance Telephone Company                     590        17,776
San Miguel Corp.                                             5,600         9,262
SM Investments Corp.                                         1,820         7,094
SM Prime Holdings, Ltd.                                     48,000         6,180
                                                                      ----------
                                                                          89,288

POLAND - 0.24%
Agora SA                                                       389         8,126
Bank BPH SA                                                    106        21,296
Bank Pekao SA                                                1,019        56,346
Bank Zachodni WBK SA *                                         272        10,361
Boryszew SA                                                    284         1,448
BRE Bank SA *                                                   89         4,238
Budimex SA *                                                   119         1,462
Computerland SA *                                               64         1,809
Debica SA                                                       65         1,338
Globe Trade Centre SA *                                         62         2,743
Grupa Kety SA                                                   87         3,581
JELFA SA                                                        53         1,185
KGHM Polska Miedz SA                                         1,355        19,564
Mondi Packaging Paper Swiecie SA                               130         1,677
Orbis SA                                                       263         2,593
Polska Grupa Farmaceutyczna SA                                 103         1,661
Polski Koncern Naftowy Orlen SA                              3,663        75,167
Powszechna Kasa Oszczednosci Bank Polski SA                  4,900        47,416
Prokom Software SA                                             132         4,704
Softbank SA *                                                  143         1,450
Telekomunikacja Polska SA                                    8,567        66,846
TVN SA *                                                       170         2,977
                                                                      ----------
                                                                         337,988

PORTUGAL - 0.22%
Banco BPI, SA                                                3,665        16,351
Banco Comercial dos Acores, SA                              22,930        63,869
Banco Espirito Santo, SA                                     1,125        18,028
Brisa Auto Estrada, SA                                       3,859        33,457
Cimpor-Cimentos De Portugal, SA                              2,161        11,960
Electricidade De Portugal, SA                               21,801        60,988
Jeronimo Martins, SGPS, SA                                     405         5,860
Portugal Telecom, SGPS, SA                                   8,211        75,246
PT Multimedia Servicos de Telecomunicacoes e
   Multimedia, SGPS, SA *                                    1,010        10,717
Sonae, SGPS, SA                                              9,646        16,516
                                                                      ----------
                                                                         312,992

RUSSIA - 0.84%
AFK Sistema, Reg. S, Spons. GDR                              1,455        35,648
Gazprom, ADR                                                 1,061    $   71,087
JSC MMC Norilsk Nickel, ADR                                  1,123        93,209
Lukoil Oil Company, ADR                                      7,687       444,462
Mechel Steel Group, ADR                                        419        15,285
Mobile Telesystems, ADR                                      1,503        61,142
RAO Unified Energy System, ADR                               1,238        47,911
Rostelecom, ADR                                                937        14,036
Sberbank of Russian Federation, ADR                            572        54,626
Sibirtelecom, ADR                                               74         4,144
Surgutneftegaz, ADR for PFD Shares                           1,046        90,845
Surgutneftegaz, ADR                                          2,152       115,670
Tatneft, ADR                                                   978        62,934
UralsvyAzinform, ADR                                           696         5,471
VolgaTelecom, ADR                                              636         5,088
Vympel Communicatii, ADR *                                   1,392        61,860
Wimm-Bill-Dann Foods OJSC, ADR *                               219         4,205
                                                                      ----------
                                                                       1,187,623

SINGAPORE - 0.67%
Allgreen Properties, Ltd.                                    4,580         3,631
Ascendas Real Estate                                        10,469        13,564
CapitaLand, Ltd.                                            12,275        22,803
CapitaMall Trust                                             7,871        10,943
Chartered Semiconductor Manufacturing, Ltd. *               12,570         8,552
City Developments, Ltd.                                      5,285        29,079
ComfortDelGro Corp., Ltd.                                   19,731        17,510
Cosco Corp. Singapore, Ltd.                                  5,000         7,514
Creative Technology, Ltd.                                      546         4,038
Datacraft Asia, Ltd. *                                       2,114         2,040
DBS Group Holdings, Ltd.                                    13,684       127,914
Fraser & Neave, Ltd.                                         1,980        20,149
Haw Par Corp., Ltd.                                            877         2,698
Jardine Cycle and Carriage, Ltd.                             1,435         9,424
Keppel Corp., Ltd.                                           5,990        45,007
Keppel Land, Ltd.                                            3,876         8,485
Neptune Orient Lines, Ltd.                                   5,638        10,274
Olam International, Ltd. *                                   8,000         6,579
Oversea-Chinese Banking Corp., Ltd.                         30,752       113,711
OverSeas Union Enterprises, Ltd.                               705         3,983
Parkway Holdings, Ltd.                                       6,695         8,556
SembCorp Industries, Ltd. *                                 10,604        18,821
SembCorp Logistics, Ltd.                                     3,361         3,281
SembCorp Marine, Ltd.                                        5,638         9,973
Singapore Airlines, Ltd.                                     6,990        47,972
Singapore Exchange, Ltd.                                     8,399        12,522
Singapore Land, Ltd.                                         1,409         4,543
Singapore Petroleum Co., Ltd.                                1,000         3,491
Singapore Post, Ltd.                                        15,151        10,846
Singapore Press Holdings, Ltd.                              18,441        50,405

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
Singapore Technologies Engineering, Ltd.                     15,798   $   23,740
Singapore Telecommunications, Ltd.                           78,373      113,601
SMRT Corporation, Ltd.                                        5,990        3,686
ST Assembly Test Services, Ltd. *                            14,866        9,147
Suntec Real Estate Investment Trust *                         8,809        5,993
United Overseas Bank, Ltd.                                   14,037      117,096
United Overseas Land, Ltd.                                    5,531        7,657
Venture Corp., Ltd.                                           2,466       21,155
Want Want Holdings                                            5,000        5,150
Wing Tai Holdings, Ltd.                                       4,228        3,777
                                                                      ----------
                                                                         949,310

SOUTH AFRICA - 1.34%
African Bank Investments, Ltd. *                              5,172       17,301
Alexander Forbes, Ltd. *                                      3,205        7,240
Allan Gray Property Trust                                    11,569        9,142
Anglo American Platinum Corp., Ltd. - ZAR                       736       43,447
AngloGold Ashanti, Ltd.                                       1,560       67,753
Aspen Pharmacare Holdings, Ltd.                               2,236       11,475
Aveng, Ltd.                                                   4,147       10,935
AVI, Ltd. *                                                   3,972        9,629
Barloworld, Ltd.                                              2,561       46,882
Bidvest Group, Ltd. *                                         3,035       44,074
Consol, Ltd. *                                                3,073        5,805
Edgars Consolidated Stores, Ltd.                              5,490       27,439
Ellerine Holdings, Ltd.                                       1,259       12,508
FirstRand, Ltd.                                              33,764       90,090
Foschini, Ltd.                                                2,483       17,785
Gold Fields, Ltd.                                             4,360       65,422
Grindrod, Ltd.                                                  760        6,724
Harmony Gold Mining Company, Ltd. *                           3,774       42,478
Impala Platinum Holdings, Ltd.                                  745       84,791
Imperial Holdings, Ltd. *                                     2,188       45,809
Investec, Ltd.                                                  405       15,190
JD Group, Ltd.                                                1,848       22,560
Kumba Resources, Ltd.                                           707       10,963
Liberty Group, Ltd.                                           1,406       14,231
Massmart Holdings, Ltd.                                       2,160       18,361
Metropolitan Holdings, Ltd.                                   6,911       12,098
Mittal Steel South Africa, Ltd.                               2,251       20,070
MTN Group, Ltd.                                              15,599      129,384
Murray & Roberts Holdings, Ltd.                               3,429       10,607
Nampak, Ltd.                                                  6,511       16,286
Naspers, Ltd.                                                 3,525       57,704
Nedbank Group, Ltd.                                           2,206       32,018
Network Healthcare Holdings, Ltd. *                          13,532       13,953
Old Mutual PLC                                               45,527      112,160
Pick'n Pay Stores, Ltd.                                       2,247       10,063
Pretoria Portland Cement Co., Ltd.                              159        7,284
Reunert, Ltd.                                                 2,132   $   14,197
Sanlam, Ltd.                                                 30,997       62,458
Sappi, Ltd.                                                   2,306       27,135
Sasol, Ltd.                                                   6,724      260,704
Shoprite Holdings, Ltd.                                       4,695       12,749
Spar Group, Ltd.                                              2,130       10,361
Standard Bank Group, Ltd.                                    14,305      157,631
Steinhoff International Holdings, Ltd.                        9,559       29,644
Super Group, Ltd.                                             3,344        6,106
Telkom SA, Ltd.                                               2,959       58,756
Tiger Brands, Ltd.                                            2,007       44,168
Tongaat-Hulett Group, Ltd.                                      529        6,017
Truworths International, Ltd.                                 5,185       16,569
Woolworths Holdings, Ltd.                                     8,604       17,743
                                                                      ----------
                                                                       1,893,899

SPAIN - 2.94%
Abertis Infrastructuras SA                                    2,637       76,949
Acciona SA                                                      299       34,341
Acerinox SA                                                   1,876       26,150
ACS Actividades SA                                            2,749       80,382
Aguas De Barcelona SA                                           529       12,879
Altadis SA, Series A                                          2,845      127,855
Antena 3 de Television SA                                       774       14,074
Banco Bilbao Vizcaya Argentaria SA                           35,936      632,208
Banco Popular Espanol SA                                      8,940      109,308
Banco Santander Central, Hispano SA                          63,466      836,443
Cintra Concesiones de Infraestructuras de
Transporte SA                                                 2,106       29,025
Corporacion Mapfre SA                                         1,037       17,856
Ebro Puleva SA *                                                917       16,475
Endesa SA                                                    10,063      270,223
Fomento de Construcciones SA                                    489       29,240
Gamesa Corporation Tecno SA                                   1,182       18,215
Gas Natural SDG SA                                            1,910       55,734
Grupo Ferrovial SA                                              659       55,028
Iberdrola SA                                                  8,608      241,324
Iberia Lineas Aereas de Espana SA                             4,620       11,810
Indra Sistemas SA                                             1,321       29,070
Industria de Diseno Textil SA                                 2,303       67,813
Inmobiliaria Colonial SA                                        333       20,277
Metrovacesa SA                                                  632       46,676
NH Hoteles SA                                                   742       11,506
Promotora de Informaciones SA                                   809       15,657
Repsol SA                                                     9,668      314,291
Sacyr Vallehermoso SA                                         1,237       34,828
Sogecable SA *                                                  437       17,115
Telefonica Publicidad e Informacion SA                        1,812       15,688
Telefonica SA                                                49,151      807,207

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Union Fenosa SA                                               2,217   $   73,461
Zeltia SA *                                                   1,631       11,859
                                                                      ----------
                                                                       4,160,967

SWEDEN - 1.85%
Alfa Laval AB                                                   817       14,900
Assa Abloy AB, Series B                                       3,101       43,918
Atlas Copco AB, Series A *                                    3,489       67,690
Atlas Copco AB, Series B *                                    2,220       38,476
Axfood AB                                                       312        7,748
Billerud Aktibolag AB                                           493        6,313
Capio AB *                                                      833       16,484
Castellum AB                                                    438       16,202
D. Carnegie & Company AB                                        527        6,782
Electrolux AB, Series B                                       3,124       73,336
Elekta AB, Series B                                             281       12,902
Eniro AB                                                      1,566       18,330
Ericsson LM, Series B                                       160,750      588,394
Fabege AB                                                       852       15,207
Gambro AB, Series A                                           1,832       27,842
Gambro AB, Series B                                             987       14,936
Getinge AB, Series B                                          2,131       29,492
Hennes & Mauritz AB, Series B                                 5,168      184,820
Hoganas AG, B Shares                                            247        5,814
Holmen AB, Series B                                             529       16,626
Lundin Petroleum AB, Series A *                               1,781       22,575
Modern Time Group AB, Series B *                                546       20,621
Nobel Biocare AG *                                               53        3,064
Nordea Bank AB                                               23,198      232,532
OMX AB *                                                        775        9,598
Oriflame Cosmetics AB                                           264        7,700
Sandvik AB                                                    2,220      110,690
SAS AB *                                                        846        9,027
Scania AB, Series B                                             987       35,744
Securitas AB, B Shares                                        3,101       48,130
Skandia Forsakrings AB                                       11,070       57,844
Skandinaviska Enskilda Banken AB, Series A                    5,133       94,274
Skanska AB, Series B                                          3,841       56,883
SKF AB, Series B *                                            7,248       94,683
SSAB Svenskt Stal AB, Series A                                  634       19,229
SSAB Svenskt Stal AB, Series B                                  282        8,115
Svenska Cellulosa AB, Series B                                2,108       74,024
Svenska Handelsbanken AB, Series A                            5,661      131,428
Swedish Match AB                                              3,847       46,025
Tele2 AB, Series B *                                          3,500       35,762
Telelogic AB *                                                3,000        6,907
Teliasonera AB                                               22,057      104,984
Trelleborg AB, Series B                                         846       14,170
Volvo AB, Series A                                            1,022       43,224
Volvo AB, Series B                                            2,496   $  108,956
Wihlborgs Fastigheter AB *                                      369        8,662
WM Data AB, Series B                                          3,523        9,523
                                                                      ----------
                                                                       2,620,586

SWITZERLAND - 5.41%
ABB, Ltd. *                                                  22,404      164,423
Adecco SA                                                     1,514       69,416
Ciba Specialty Chemicals Holding AG                             762       45,135
Clariant AG *                                                 2,679       38,657
Compagnie Financiere Richemont AG, Series A                   5,642      224,323
Credit Suisse Group AG                                       14,185      630,567
Geberit AG                                                       40       29,232
Givaudan AG                                                      78       50,164
Holcim, Ltd.                                                  2,096      139,760
Kudelski SA                                                     377       14,931
Kuoni Reisen Holding AG, Series B *                              33       13,287
Logitech International SA *                                     966       39,232
Lonza Group AG                                                  433       25,664
Micronas Semiconductor Holding AG *                             365       15,659
Nestle SA                                                     4,701    1,382,218
Nobel Biocare Holding AG, Series BR                             265       62,704
Novartis AG                                                  27,501    1,400,652
Phonak Holding AG                                               483       20,778
PSP Swiss Property AG *                                         449       22,642
Rieter Holdings AG                                               51       14,985
Roche Holdings AG                                             8,188    1,142,128
Schindler Holding AG                                             58       22,633
Serono AG, Series B                                              64       42,253
SIG Holding AG, REG                                              75       19,186
Societe Generale de Surveillance Holdings AG                     48       37,182
Straumann Holding AG                                             82       22,059
Sulzer AG                                                        45       22,902
Swatch Group AG, BR shares                                      370       51,180
Swatch Group AG                                                 638       18,115
Swiss Reinsurance Company AG                                  3,662      241,482
Swisscom AG                                                     257       84,338
Syngenta AG *                                                 1,277      134,239
Synthes AG                                                      517       60,724
UBS AG                                                       12,481    1,065,097
Unaxis Holding AG *                                              58        7,708
Valora Holding AG *                                              37        6,918
Zurich Financial Services AG *                                1,694      289,780
                                                                      ----------
                                                                       7,672,353

TAIWAN - 0.00%
Optimax Technology Corp.                                        197          321

THAILAND - 0.23%
Advanced Info Service Company, Ltd.                          10,000       25,582
Airports of Thailand, Public Co., Ltd.                        4,900        5,969

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Bangkok Bank Public Co., Ltd., Alien MKT REG.                  10,600   $ 29,441
Bangkok Bank Public Co., Ltd.                                   3,000      7,675
Bangkok Expressway, Public Co., Ltd.                            4,000      2,358
Banpu, Public Co., Ltd., Reg. *                                 1,600      6,276
BEC World, Public Co., Ltd.                                    10,400      3,775
C.P. Seven Eleven, Public Co., Ltd.                             4,405        665
Charoen Pokphand Foods, Public Co., Ltd.                       26,500      4,003
Delta Electronics Thailand, Public Co., Ltd.                    4,200      1,566
Electricity Generating, Public Co., Ltd.                        1,500      2,686
GMM Grammy, Public Co., Ltd.                                    2,900        890
Hana Microelectronics, Public Co., Ltd. *                       6,400      3,867
Italian-Thai Development, Public Co., Ltd.                     15,200      3,629
Kasikornbank, Public Co., Ltd., Alien Mkt REG                  13,100     21,384
Kasikornbank, Public Co., Ltd.                                  2,500      3,807
Kiatnakin Finance, Public Co., Ltd. *                           2,400      1,827
Krung Thai Bank, Public Co., Ltd.                              31,900      8,005
Land & Houses, Public Co., Ltd., Alien MKT
   REG                                                         27,800      6,130
Land & Houses, Public Co., Ltd.                                13,100      2,713
National Finance, Public Co., Ltd. *                            7,600      2,389
National Petrochemical, Public Co., Ltd. *                        900      2,785
PTT Exploration & Production, Public Co.,
   Ltd.                                                         3,000     34,206
PTT Public Co., Ltd.                                            9,500     56,475
Ratchaburi Electricity Generating Holding,
   Public Co., Ltd.                                             3,300      3,176
Sahaviriya Steel Industries, Public Co.,
   Ltd. *                                                      60,400      2,060
Shin Corp., Public Co., Ltd.                                   11,800     11,787
Siam Cement, Public Co., Ltd., Alien Mkt REG                    3,400     21,040
Siam Cement, Public Co., Ltd.                                   1,500      8,552
Siam City Cement, Public Co., Ltd. *                              700      4,843
Siam Commercial Bank PLC                                        8,700     10,916
Siam Makro, Public Co., Ltd. *                                  1,000      1,535
Sino Thai Engineering & Construction, Public
   Co., Ltd.                                                    5,900      1,811
Thai Airways International, Public Co.,
   Ltd. *                                                       5,800      5,264
Thai Olefins, Public Co., Ltd.                                  2,300      3,586
Thailand Union Frozen Products, Public Co.,
   Ltd.                                                         3,500      2,452
Tisco Finance, Public Co., Ltd.                                 3,100      2,077
True Corp., Public Co., Ltd. *                                 19,100      3,606
United Broadcasting Corp., Public Co., Ltd. *                   1,800        995
                                                                        --------
                                                                         321,803

TURKEY - 0.22%
Akbank AS                                                       7,210     47,995
Akcansa Cimento AS                                                393      2,119
Aksa Akrilik Kimya Sanayii AS                                     109      1,038
Aksigorta AS                                                      536      3,249
Alarko Holding AS *                                                48   $  1,678
Anadolu Efes Biracilik Ve Malt Sanayii AS                         647     17,324
Arcelik AS                                                        800      4,611
Aygaz AS                                                          651      1,665
Cimsa Cimento Sanayi VE Tica AS                                   485      3,391
Dogan Sirketler Grubu Holdings AS *                             2,959      8,275
Dogan Yayin Holding AS *                                        2,321      6,042
Eregli Demir ve Celik Fabrikalari TAS                           3,946     26,121
Ford Otomotiv Sanayi AS                                           702      4,882
HACI Omer Sabanci Holdings, AS                                  3,441     17,787
Hurriyet Gazetecilik AS                                         1,458      4,338
Is Gayrimenkul Yatirim Ortakligi AS                             1,351      2,633
KOC Holdings AS                                                 2,640     11,978
Migros Turk TAS                                                   793      6,724
Tofas Turk Otomobil Fabrik AS                                   1,250      2,324
Trakya Cam Sanayi AS                                              797      2,845
Tupras Turkiye Petrol Rafine AS                                 1,005     17,715
Turk Hava Yollari AS *                                            509      2,726
Turk Sise ve Cam Fabrikalari AS                                 1,482      4,718
Turkcell Iletisim Hizmet AS                                     2,977     16,385
Turkiye Garanti Bankasi AS *                                    8,421     25,178
Turkiye Is Bankasi AS                                           6,759     47,004
Vestel Elektronik Sanayi AS *                                     796      2,842
Yapi ve Kredi Bankasi AS *                                      3,881     16,165
                                                                        --------
                                                                         309,752

UNITED KINGDOM - 17.37%
3i Group PLC *                                                  5,946     82,484
Aegis Group PLC                                                12,942     32,059
Aggreko PLC                                                     2,348      9,722
Alliance Unichem PLC                                            2,527     38,744
AMEC PLC                                                        3,588     23,109
Amvescap PLC                                                    8,049     52,410
Anglo American PLC                                             15,684    468,997
ARM Holdings PLC                                               14,046     29,202
Arriva PLC                                                      2,070     21,518
Associated British Ports Holdings PLC                           3,625     33,690
AstraZeneca Group PLC                                          17,919    835,450
Aviva PLC                                                      25,718    283,271
BAA PLC                                                        12,230    135,032
Barclays PLC                                                   71,354    723,435
Barratt Developments PLC                                        2,687     35,919
BBA Group PLC                                                   5,122     26,894
Bellway PLC                                                     1,200     18,589
Berkeley Group Holdings PLC *                                     992     15,253
BG Group PLC                                                   39,396    375,025
BHP Billiton PLC                                               27,280    442,146
BICC PLC                                                        4,801     27,821
BOC Group PLC                                                   5,369    109,534

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Boots Group PLC                                               7,914   $   85,208
Bovis Homes Group PLC                                         1,490       16,135
BP PLC                                                      232,622    2,772,137
BPB PLC                                                       5,634       73,370
Brambles Industries, Ltd.                                     7,764       47,841
Bristish Aerospace Systems PLC                               35,001      212,732
Britannic Group PLC                                           2,430       26,529
British Airways PLC *                                         6,097       31,582
British American Tobacco Australasia, Ltd.                   17,234      363,182
British Land Company PLC                                      5,545       92,276
British Sky Broadcasting Group PLC                           12,813      127,073
Brixton PLC                                                   3,171       21,896
BT Group PLC                                                 94,602      372,022
Bunzl PLC                                                     3,741       37,598
Cable & Wireless PLC                                         25,815       65,318
Cadbury Schweppes PLC                                        22,669      229,432
Capita Group PLC                                              7,438       49,583
Carnival PLC                                                  1,814       94,076
Cattles PLC                                                   3,867       20,527
Centrica PLC                                                 42,618      185,504
Close Brothers Group PLC                                      1,267       18,641
Cobham PLC *                                                 12,580       35,225
Compass Group PLC                                            22,070       80,542
Cookson Group PLC *                                           2,325       13,576
Corus Group PLC                                              44,840       40,860
Daily Mail and General Trust PLC                              3,233       37,755
Davis Service Group PLC                                       1,540       13,039
De La Rue PLC *                                               1,501       10,199
Diageo PLC                                                   32,996      475,823
Dixons Group PLC                                             20,533       54,678
E D & F Manitoba Treasury Management PLC                      3,008       88,138
Electrocomponents PLC                                         4,973       21,404
EMAP PLC                                                      2,608       37,978
EMI Group PLC                                                 8,233       35,326
Enterprise Inns PLC                                           3,898       58,108
Filtrona PLC *                                                2,405       11,660
First Choice Holidays PLC                                     5,672       21,251
FirstGroup PLC                                                4,549       26,562
FKI PLC                                                       5,270       10,397
Friends Provident Ethical Investment Trust PLC               19,721       65,252
Fyffes PLC                                                      729        2,225
Gallaher Group PLC                                            6,786      105,663
George Wimpey PLC                                             4,230       32,034
GKN PLC                                                       8,009       41,769
GlaxoSmithKline PLC                                          64,396    1,643,049
Grafton Group PLC *                                             412        4,193
Great Portland Estates PLC                                    1,165        8,003
Group 4 Securicor PLC                                        12,779       34,199
GUS PLC                                                      11,511   $  174,041
Hammerson PLC                                                 2,796       46,084
Hanson PLC                                                    7,858       81,825
Hays PLC                                                     19,272       41,858
HBOS PLC                                                     42,924      648,231
Hilton Group PLC                                             16,815       93,572
HMV Group PLC                                                 4,092       14,933
HSBC Holdings PLC                                           122,774    1,992,058
ICAP PLC                                                      4,825       31,247
IMI PLC                                                       3,995       30,325
Imperial Chemical Industries PLC                             12,895       68,278
Imperial Tobacco Group PLC                                    7,891      226,748
Inchcape PLC                                                    778       30,134
InterContinental Hotels Group PLC                             4,676       59,323
International Power PLC                                      14,929       65,642
Intertek Group PLC                                            1,614       19,519
Invensys PLC *                                               51,595       13,237
iSOFT Group PLC                                               2,725       20,829
ITV PLC                                                      42,242       84,460
J Sainsbury PLC                                              14,605       72,229
Johnson Matthey PLC                                           2,511       52,560
Kesa Electricals PLC                                          5,902       26,656
Kingfisher PLC                                               25,222       96,396
Land Securities Group PLC                                     5,346      139,902
Legal & General Group PLC                                    69,649      139,874
Liberty International PLC                                     2,579       45,405
Lloyds TSB Group PLC                                         62,134      513,420
Logicacmg PLC                                                 8,538       26,589
London Stock Exchange PLC                                     2,643       26,656
Marconi Corp. *                                               2,093       11,777
Marks & Spencer Group, PLC                                   17,153      113,739
Meggitt PLC                                                   4,434       25,439
MFI Furniture Group PLC                                       5,561       10,701
Misys PLC                                                     5,080       18,157
Mitchells & Butler PLC                                        5,679       36,702
National Express Group PLC                                    1,445       21,477
National Grid PLC *                                          30,309      285,037
Next Group PLC                                                2,871       70,713
Ocean Group PLC                                               3,089       67,064
Pearson PLC                                                   8,636      100,699
Persimmon PLC                                                 2,833       43,009
Pilkington PLC                                               12,425       30,559
Premier Farnell PLC                                           4,708       12,579
Provident Financial PLC                                       2,837       31,474
Prudential Corp. PLC                                         25,948      236,219
Punch Taverns PLC                                             2,531       35,827
Rank Group PLC                                                6,556       34,627
Reckitt Benckiser PLC                                         6,784      207,302

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Reed Elsevier PLC                                          14,576   $    135,273
Rentokil Initial PLC                                       20,156         58,935
Reuters Group PLC                                          14,875         98,502
Rexam PLC                                                   6,093         55,468
Rio Tinto PLC                                              11,809        484,343
Rolls-Royce Group PLC *                                    17,998        118,944
Royal & Sun Alliance PLC                                   32,794         56,285
Royal Bank of Scotland Group PLC                           34,994        996,267
SAB Miller PLC                                             10,187        198,094
Schroders PLC                                               1,520         24,851
Scottish & Newcastle PLC                                    7,780         63,840
Scottish & Southern Energy PLC                              9,927        180,742
Scottish Power PLC                                         20,378        206,065
Serco Group PLC                                             5,406         24,535
Severn Trent PLC                                            3,744         65,650
Signet Group PLC                                           17,851         32,375
Slough Estates PLC                                          4,254         40,081
Smith & Nephew PLC                                          9,980         84,055
Smiths Group PLC                                            5,954        101,031
SSL International PLC                                       1,722          8,211
Stagecoach Group PLC                                        7,511         14,852
Tate & Lyle PLC                                             4,873         39,167
Taylor Woodrow PLC                                          6,667         38,250
Tesco PLC                                                  86,384        473,064
The Peninsular & Oriental Steam Navigation
   Co., PLC                                                 7,659         45,263
The Sage Group PLC                                         14,127         57,617
Tomkins PLC                                                 8,055         41,190
Travis Perkins PLC                                          1,134         28,452
Trinity Mirror PLC                                          3,348         35,573
Unilever PLC                                               30,869        323,348
United Business Media PLC                                   2,998         29,361
United Utilities PLC                                       10,341        119,848
Vodafone Group PLC                                        698,905      1,824,049
Whitbread PLC *                                             2,844         47,781
William Hill PLC                                            4,353         44,904
Wolseley PLC                                                6,363        134,992
WPP Group PLC                                              13,532        138,154
Yell Group PLC                                              7,569         64,050
Yorkshire Water PLC                                         4,126         51,286
                                                                    ------------
                                                                      24,631,754

UNITED STATES - 4.22%
iShares FTSE/Xinhua China 25 Index Fund *                  20,753      1,332,758
iShares MSCI Brazil Index Fund *                           28,595        952,785
iShares MSCI Malaysia Index Fund *                         78,000        570,960
iShares MSCI South Korea Index Fund *                      79,310      3,128,780
                                                                    ------------
                                                                       5,985,283
VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de Venezuela,
   ADR                                                        950   $     13,329
                                                       ----------   ------------
TOTAL COMMON STOCKS (Cost $117,145,024)                             $131,925,315
                                                                    ------------
PREFERRED STOCKS - 0.16%

GERMANY - 0.16%
Fresenius Medical Care AG, Non Voting                         279         22,036
Henkel KGAA, Vorzug AG, Non Voting                            643         58,669
Porsche AG, Non Voting                                         91         70,198
RWE AG, Non Votintg                                           412         23,801
Volkswagen AG, Non Voting                                   1,233         56,467
                                                                    ------------
                                                                         231,171

SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd. *                           160            957
                                                       ----------   ------------
TOTAL PREFERRED STOCKS (Cost $192,993)                              $    232,128
                                                                    ------------
RIGHTS - 0.00%

IRELAND - 0.00%
Eircom Group PLC, NIL Paid RTS
   (Expiration Date: 10/10/2005)                              345            246
Eircom Group PLC, RTS
   (Expiration Date: 10/10/2005)                            1,843          1,311
                                                                    ------------
                                                                           1,557

NORWAY - 0.00%
Norske Skogindustrier ASA, RTS
   (Expiration Date: 10/13/2005)                            1,380          2,420
                                                       ----------   ------------
TOTAL RIGHTS (Cost $0)                                              $      3,977
                                                                    ------------
SHORT TERM INVESTMENTS - 4.82%
AIM Short-Term Investments Trust, STIC Prime
   Portfolio, Institutional Class
   3.690% due 01/01/2050                               $6,837,050   $  6,837,050
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,837,050)                                                $  6,837,050
                                                                    ------------
TOTAL INVESTMENTS
   (INTERNATIONAL EQUITY INDEX TRUST A)
   (COST $124,175,067) - 98.02%                                     $138,998,470
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.98%                          2,802,739
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $141,801,209
                                                                    ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Banking                                   12.67%
Telecommunications Equipment & Services    5.47%
Insurance                                  4.60%
International Oil                          4.40%
Mutual Funds                               4.22%

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 93.50%

ARGENTINA - 0.03%
Petrobras Energia Participaciones SA, ADR for
   B Shares *                                                3,486   $    56,264
Telecom Argentina SA, ADR for B Shares *                     2,992        38,627
                                                                     -----------
                                                                          94,891

AUSTRALIA - 4.31%
Alinta, Ltd.                                                 5,725        51,851
Alumina, Ltd.                                               28,585       133,488
Amcor, Ltd.                                                 22,242       114,067
AMP, Ltd.                                                   45,616       259,390
Ansell, Ltd.                                                 2,653        22,872
Aristocrat Leisure, Ltd.                                     7,719        69,911
Australia and New Zealand Bank Group, Ltd.                  43,550       798,846
Australia Gas & Light Company, Ltd.                         11,246       127,383
Australian Stock Exchange, Ltd.                              2,028        42,036
Axa Asia Pacific Holdings, Ltd.                             17,341        64,413
Babcock & Brown, Ltd.                                        3,370        54,605
BHP Billiton, Ltd.                                          83,499     1,419,957
Bluescope Steel, Ltd.                                       17,625       128,781
Boral, Ltd.                                                 14,774        91,125
Brambles Industries, Ltd.                                   23,795       161,133
Caltex Australia, Ltd.                                       3,052        47,866
Centro Properties Group, Ltd.                               18,987        87,071
Centro Retail Group *                                        6,328         7,472
CFS Gandel Retail Trust, New Shares *                        1,187         1,601
CFS Gandel Retail Trust                                     36,932        50,950
Coca-Cola Amatil, Ltd.                                      12,856        77,722
Cochlear, Ltd.                                               1,264        37,880
Coles Myer, Ltd.                                            28,767       225,583
Commonwealth Bank of Australia, Ltd.                        30,006       880,879
Commonwealth Property Office Fund, Ltd.                     33,736        32,617
Computershare, Ltd.                                          9,889        49,884
CSL, Ltd.                                                    4,876       143,106
CSR, Ltd.                                                   22,990        54,471
DB RREEF Trust                                              63,204        66,180
Foster's Group, Ltd.                                        49,127       218,903
Futuris Corp., Ltd.                                          9,598        15,478
General Property Trust                                      49,613       147,885
Harvey Norman Holding, Ltd.                                 12,500        26,750
Iluka Resources, Ltd.                                        4,582        30,713
ING Industrial Fund                                         13,753        24,807
Investa Property Group, Ltd.                                36,670        58,576
James Hardie Industries, Ltd.                                9,635        65,908
John Fairfax Holdings, Ltd.                                 22,880        79,567
Leighton Holdings, Ltd.                                      2,753        29,984
Lend Lease Corp.                                             9,070        97,051
Lion Nathan, Ltd.                                            7,368        47,247
Macquarie Airports, Ltd.                                    14,623        36,658
Macquarie Bank, Ltd.                                         5,450       313,865
Macquarie Communications Infrastructure
   Group, Ltd.                                               7,529   $    34,124
Macquarie Goodman Group, Ltd.                               29,333        95,057
Macquarie Infrastructure Group, Ltd.                        49,274       151,017
Mayne Nickless, Ltd.                                        16,284        66,959
Mirvac Group, Ltd.                                          21,000        64,843
Multiplex Group, Ltd.                                       14,223        33,155
National Australia Bank, Ltd.                               37,299       942,177
Newcrest Mining, Ltd.                                        8,135       130,445
NRMA Insurance Group, Ltd.                                  39,116       163,234
OneSteel, Ltd.                                              13,389        38,989
Orica, Ltd.                                                  6,827       109,575
Origin Energy, Ltd.                                         19,481       108,841
Pacific Brands, Ltd.                                        12,270        26,727
PaperlinkX, Ltd.                                             8,837        21,343
Patrick Corp., Ltd.                                         14,086        74,177
Perpetual Trust of Australia, Ltd.                             963        49,865
Publishing & Broadcasting, Ltd.                              2,609        32,862
Qantas Airways, Ltd., ADR                                   23,504        60,539
QBE Insurance Group, Ltd.                                   18,631       265,997
Rinker Group, Ltd.                                          23,098       292,700
Rio Tinto, Ltd.                                              6,663       301,172
Santos, Ltd.                                                14,677       140,333
Sonic Healthcare, Ltd.                                       6,093        72,182
Stockland Company, Ltd.                                     31,135       146,586
Stockland, New Shares *                                      1,026         4,798
Suncorp-Metway, Ltd.                                        13,302       200,386
TABCORP Holdings, Ltd.                                      12,796       168,705
Telstra Corp., Ltd.                                         51,922       161,514
Toll Holdings, Ltd.                                          5,269        55,977
Transurban Group, Ltd.                                      13,362        73,531
Wesfarmers, Ltd.                                             9,226       283,115
Westfield Group, Ltd., Stapled Security                     35,006       449,485
Westfield Group, New Shares *                                1,040        13,266
Westpac Banking Corp., Ltd.                                 41,863       675,113
Woodside Petroleum, Ltd.                                    11,451       315,072
Woolworths, Ltd.                                            25,577       325,092
                                                                     -----------
                                                                      12,645,485

AUSTRIA - 0.38%
Andritz AG                                                     231        23,113
Bank Austria Creditanstalt AG                                  923       103,493
Bohler Uddeholm AG                                             257        43,382
Erste Bank AG                                                3,337       179,057
Flughafen Wien AG                                              264        17,827
Immofinanz Immobiien Anlage AG *                             8,447        82,094
Mayr-Melnhof Karton AG                                         105        15,320
Meinl European Land, Ltd. *                                  1,939        34,416
Oesterreichische Elektrizitaets AG, Class A                    194        68,306

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

AUSTRIA (CONTINUED)
OMV AG                                                        4,146   $  247,013
RHI AG *                                                        467       13,948
Telekom Austria AG                                            8,796      175,533
Voestalpine AG                                                  500       44,120
Wienerberger Baustoffindustrie AG                             1,583       62,589
                                                                      ----------
                                                                       1,110,211

BELGIUM - 1.08%
Agfa Gevaert NV                                               2,402       58,071
Barco NV                                                        249       19,276
Bekaert SA                                                      362       29,704
Belgacom SA                                                   4,032      137,151
Cofinimmo SA                                                    133       21,041
Colruyt SA                                                      439       57,275
Compagnie Maritime Belge SA                                     372       12,977
Cumerio                                                         490        8,833
Delhaize Group                                                1,742      103,387
DEXIA                                                        15,440      348,707
Electrabel SA                                                   678      340,911
Euronav NV                                                      446       14,681
Fortis Group SA                                              28,843      839,214
Groupe Bruxelles Lambert SA                                   1,713      167,825
Interbrew                                                     4,513      179,089
KBC Bancassurance Holding NV                                  4,525      367,751
Mobistar SA                                                     707       58,311
Omega Pharma SA                                                 532       30,137
SA D'Ieteren Trading NV                                          50       11,967
Solvay SA                                                     1,571      183,275
UCB SA                                                        2,173      115,079
Union Miniere SA                                                602       65,875
                                                                      ----------
                                                                       3,170,537

BERMUDA - 0.02%
Frontline, Ltd., Oslo-NOK                                     1,292       57,511
TPV Technology Ltd. *                                         2,000        1,495
                                                                      ----------
                                                                          59,006

BRAZIL - 0.64%
Aracruz Celulose SA, ADR                                        581       23,577
Banco Bradesco SA, ADR                                        4,719      230,854
Brasil Telecom Participacoes SA, ADR                            626       26,624
Braskem SA, ADR *                                             1,584       32,821
Centrais Eletricas Brasileiras SA, ADR, B
   Shares                                                     1,429       13,894
Centrais Eletricas Brasileiras SA, ADR                        2,381       23,883
CIA Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR                                                  314        9,065
CIA de Bebidas das Americas, ADR, PFD Shares                  3,111      115,667
CIA de Bebidas das Americas, ADR                                622       18,758
CIA Energetica De Minas Gerais, ADR                           1,291       49,161
Companhia Siderurgica Nacional SA, ADR                        2,041       47,392
Companhia Vale Do Rio Doce, ADR, PFD Shares                   5,736   $  223,188
Companhia Vale Do Rio Doce, ADR                               4,069      178,466
Contax Participacoes SA, ADR *                                3,563        2,213
Embratel Participacoes SA, ADR *                                902       10,508
Empresa Brasileira de Aeronautica SA, ADR                     1,026       39,604
   Gerdau SA, ADR                                             2,712       40,490
Petroleo Brasileiro SA, ADR, Petro                            5,431      346,226
Petroleo Brasileiro SA, ADR *                                 3,909      279,455
Tele Centro Oeste Celular Participacoes SA,
   ADR                                                          843        7,638
Tele Norte Leste Participacoes SA, ADR                        3,563       58,896
Telesp Celular Participacoes SA, ADR *                        3,170       12,395
Unibanco - Uniao De Bancos Brasileiros SA,
   GDR                                                        1,124       59,122
Usinas Siderurgicas de Minas Gerais SA, ADR                   1,081       25,180
Votorantim Celulose e Papel SA-Sponsored ADR                    858       11,497
                                                                      ----------
                                                                       1,886,574

CANADA - 6.28%
Aber Diamond Corp.                                            1,036       37,926
Abitibi Consolidated, Inc.                                    9,819       39,498
Agnico-Eagle Mines, Ltd.                                      1,813       26,907
Agrium, Inc.                                                  3,261       71,852
Alcan Aluminum, Ltd. USD                                      8,919      283,100
Aliant, Inc.                                                    712       17,577
Angiotech Pharmaceuticals, Inc. *                             1,554       21,671
ATI Technologies, Inc. *                                      6,122       84,741
Ballard Power Systems, Inc. *                                 1,295        7,250
Bank Nova Scotia Halifax                                     23,948      895,459
Bank of Montreal                                             11,909      592,911
Barrick Gold Corp.                                           12,239      355,273
BCE, Inc.                                                     7,358      201,862
Biovail Corp. *                                               2,850       66,552
Bombardier, Inc. *                                           34,538       85,382
Brascan Corp.                                                 5,634      262,737
Brookfield Properties Corp.                                   3,223       94,529
CAE, Inc.                                                     5,116       34,461
Cameco Corp.                                                  4,133      220,792
Canadian Imperial Bank of Commerce                            8,230      514,663
Canadian National Railway Company                             6,699      476,048
Canadian Natural Resources, Ltd.                             12,722      575,309
Canadian Pacific Railway, Ltd.                                3,874      166,980
Canadian Tire Corp., Ltd.                                     1,854      100,433
Celestica, Inc. *                                             4,592       51,539
CGI Group, Inc. *                                             7,176       52,540
CI Fund Management, Inc.                                      3,433       63,902
Cognos, Inc. *                                                2,213       85,722
Cott Corp. *                                                  1,231       21,716
CP Ships, Ltd.                                                1,813       38,479
Dofasco, Inc.                                                 1,954       73,484

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Domtar, Inc.                                                 4,210   $    27,089
Enbridge, Inc.                                               7,876       252,776
EnCana Corp.                                                21,164     1,236,899
Fairfax Financial Holdings, Ltd.                               259        44,931
Fairmont Hotels & Resorts, Inc.                              1,925        64,319
Falconbridge, Ltd.                                           6,662       178,292
Finning International, Inc.                                  2,219        76,531
Four Seasons Hotels, Inc.                                      553        31,609
George Weston, Ltd.                                          1,236       110,393
Gildan Activewear, Inc. *                                    1,400        53,434
Glamis Gold, Ltd. *                                          3,296        72,396
Goldcorp, Inc. - New                                         8,141       163,388
Great-West Lifeco, Inc.                                      6,476       162,325
Hudson's Bay Company                                         1,166        13,760
Husky Energy, Inc.                                           3,126       173,863
IGM Financial, Inc.                                          2,896       106,640
Imperial Oil, Ltd.                                           2,901       334,866
Inco, Ltd.                                                   4,556       215,801
Intrawest Corp.                                              1,177        32,047
Ipsco, Inc.                                                  1,100        78,320
Ivanhoe Mines, Ltd. *                                        5,200        43,895
Jean Coutu Group, Inc.                                       3,200        57,057
Kinross Gold Corp. *                                         8,565        65,882
Loblaw Companies, Ltd.                                       2,637       158,704
Magna International, Inc.                                    2,443       183,959
Manulife Financial Corp.                                    19,162     1,023,338
MDS, Inc.                                                    3,401        61,168
Meridian Gold, Inc. *                                        2,073        45,265
Methanex Corp.                                               2,967        44,009
MI Developments, Inc.                                          971        32,853
National Bank Canada Montreal Quebec                         4,068       210,907
Nexen, Inc.                                                  6,182       295,268
Nortel Networks Corp. *                                    103,237       338,803
Nova Chemicals Corp.                                         2,149        79,133
Novelis, Inc.                                                1,808        38,731
Onex Corp.                                                   2,932        51,975
Open Text Corp. *                                              842        11,858
Petro-Canada                                                12,692       531,972
Placer Dome, Inc.                                           10,484       179,617
Potash Corp. of Saskatchewan, Inc.                           2,637       246,085
Power Corporation Of Canada                                  7,717       211,645
Power Financial Corp.                                        6,022       174,910
Precision Drilling Corp. *                                   2,862       141,035
QLT, Inc. *                                                  1,749        13,303
Quebecor World, Inc.                                         2,119        39,790
Research In Motion, Ltd. *                                   3,700       252,733
Rogers Communications, Inc.                                  4,721       186,083
RONA, Inc. *                                                 2,600        51,420
Royal Bank of Canada, Montreal                              15,288   $ 1,115,242
Saputo, Inc.                                                 1,100        35,020
Shaw Communications, Inc.                                    4,851       101,537
Shell Canada, Ltd.                                           4,980       174,372
Shoppers Drug Mart Corp.                                     9,056       320,601
SNC-Lavalin Group, Inc.                                      1,271        82,230
Sun Life Financial, Inc.                                    14,352       539,614
Suncor Energy, Inc.                                         10,902       661,285
Talisman Energy, Inc.                                        9,242       452,806
Teck Cominco, Ltd.                                           4,556       204,656
Telus Corp. - Non Voting Shares - CAD                        3,844       156,780
Telus Corp.                                                  1,500        62,677
Thomson Corp.                                                5,598       209,271
TransAlta Corp.                                              4,721        93,651
Trans-Canada Corp.                                          11,750       359,296
TSX Group, Inc.                                              1,424        49,443
                                                                     -----------
                                                                      18,440,853

CHILE - 0.24%
Banco Santander Chile SA, ADR                                2,517       110,421
CIA Cervecerias Unidas SA, ADR                                 427        11,076
Compania de Telecomunicaciones de Chile SA,
   ADR                                                       7,284        79,032
Distribucion y Servicio D&S SA, ADR                            912        20,064
Embotelladora Andina SA, ADR, Series A                         851        13,326
Embotelladora Andina SA, ADR, Series B                         957        15,637
Empresa Nacional de Electricidad SA, ADR                     6,077       181,155
Enersis SA, ADR                                             14,525       166,166
Sociedad Quimica y Minera de Chile SA, ADR, B
   Shares                                                      670        84,581
Vina Concha Y Toro S.A., ADR                                   337        28,645
                                                                     -----------
                                                                         710,103

CHINA - 0.05%
Angang New Steel Co., Ltd. Class H                           2,000         1,122
Beijing Capital International Airport Co.,
   Ltd., Class H                                             2,000           877
Beijing Datang Power Generation Company,
   Ltd., Class H                                             4,000         3,068
Brilliance China Automotive Holdings, Ltd. *                 6,000           874
Chaoda Modern Agriculture Holdings, Ltd.                     4,000         1,521
China Life Insurance Company, Ltd. *                        15,000        11,602
China Mengniu Dairy Co., Ltd.                                2,000         1,650
China Overseas Land & Investment, Ltd.                       8,000         2,424
China Petroleum & Chemical Corp., Class H                   38,000        17,391
China Shipping Development Company, Ltd.,
   Class H                                                   2,000         1,663
China Telecom Corp., Ltd.                                   30,000        11,312
China Travel International Investment Hong
   Kong, Ltd. *                                              4,000         1,083
Guangdong Investment, Ltd. *                                 6,000         2,108
Guangshen Railway Co., Ltd., Class H                         4,000         1,289

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CHINA (CONTINUED)
Huadian Power International Corp., Ltd.,
   Class H *                                                  4,000   $    1,122
Huaneng Power International, Inc., Class H                    8,000        5,930
Jiangsu Expressway                                            2,000        1,192
Jiangxi Copper Co., Ltd., Class H                             3,000        1,692
Lenovo Group, Ltd.                                            8,000        3,868
Maanshan Iron & Steel Co., Ltd., Class H                      4,000        1,418
Noble Group, Ltd.                                            23,000       21,636
PetroChina Company, Ltd., Class H                            36,000       30,167
PICC Property & Casualty Co., Ltd., Class H                   6,000        1,605
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares                                    6,000        2,108
Sinotrans, Ltd., Class H                                      4,000        1,418
Yanzhou Coal Mining Company, Ltd., Class H *                  5,200        4,089
Zhejiang Expressway Company, Ltd., Class H                    4,000        2,810
ZTE Corp., Class H                                              400        1,302
                                                                      ----------
                                                                         138,341

CZECH REPUBLIC - 0.07%
CEZ AS                                                        3,827      115,726
Komercni Banka AS                                               280       40,976
Philip Morris CR AS                                              13       10,173
Unipetrol AS *                                                1,339       12,942
Zentiva NV                                                      246       11,332
                                                                      ----------
                                                                         191,149

DENMARK - 0.64%
A P Moller- Maersk AS                                            27      276,583
AS Det Ostasiatiske Kompagni                                    514       38,244
Bang & Olufsen AS - B Series                                    243       21,006
Carlsberg AS, B Shares                                          848       49,737
Coloplast AS                                                    669       40,859
Danisco AS                                                    1,269       85,808
Danske Bank AS                                               10,902      334,682
DSV AS                                                          537       57,265
FLS Industries AS, B Shares                                     583       16,296
GN Store Nord AS                                              5,534       73,321
H. Lundbeck AS                                                1,790       45,624
Kobenhavn Lufthavne AS                                          113       28,355
NKT Holdings AS                                                 389       16,562
Novo Nordisk AS                                               6,005      297,868
Novozymes AS, B Shares                                        1,336       69,076
TDC AS                                                        4,621      249,376
Topdanmark AS *                                                 472       37,674
Vestas Wind Systems AS                                        4,189      101,525
William Demant Holdings AS *                                    718       33,759
                                                                      ----------
                                                                       1,873,620

FINLAND - 1.21%
Amer Group Oyj                                                1,790       34,275
Asko Oyj                                                      1,466       34,028
Cargotec Corp. Oyj *                                            936   $   28,306
Elisa Oyj, A Shares                                           3,553       61,607
Fortum Corp. Oyj                                              8,524      171,647
KCI Konecranes Oyj                                              291       13,509
Kesko Oyj                                                     1,531       42,608
Kone Corp. Oyj *                                                936       63,768
Metra Oyj, B Shares                                           1,431       45,726
Metso Oyj                                                     2,573       65,494
Neste Oil Oyj *                                               3,172      117,918
Nokia AB - Oyj                                              114,506    1,924,714
Nokian Renkaat Oyj                                            2,510       59,653
Orion Oyj, Series B                                           1,790       40,038
Outokumpu Oyj                                                 2,213       29,620
Pohjola Group Oyj                                             1,560       25,112
Rautaruukki Oyj                                               2,019       45,501
Sampo Oyj, A Shares                                           9,760      155,346
Stora Enso Oyj, R Shares                                     15,453      213,164
TietoEnator Oyj                                               2,064       69,561
UPM-Kymmene Oyj                                              12,916      259,309
YIT-Yhtyma Oyj                                                1,450       61,719
                                                                      ----------
                                                                       3,562,623

FRANCE - 7.16%
Accor SA                                                      4,738      240,064
Air France KLM                                                2,420       40,590
Alcatel SA *                                                 29,421      393,072
Alstom RGPT *                                                 2,667      127,027
Atos Origin SA *                                              1,394       98,920
Autoroutes du Sud de la France                                1,294       75,129
AXA Group                                                    32,956      907,624
BNP Paribas SA                                               18,360    1,400,259
Bouygues SA                                                   4,825      224,981
Business Objects SA *                                         1,350       46,475
Caisse Nationale du Credit Agricole                          15,230      448,090
Cap Gemini SA *                                               3,050      119,084
Carrefour SA                                                 12,977      598,993
Casino Guich Perrachon SA                                       683       48,590
CNP Assurances SA                                               712       47,906
Compagnie De Sanit Gobain SA                                  7,050      406,853
Compagnie Generale des Etablissements
   Michelin, Class B                                          3,462      204,049
Dassault Systemes SA                                          1,120       58,071
Essilor International SA                                      2,362      196,234
European Aeronautic Defence & Space Company                   5,877      209,051
France Telecom SA                                            34,099      981,864
Groupe Danone SA                                              5,547      599,631
Hermes International SA                                         186       44,071
Imerys SA                                                       791       58,896
Klepierre SA                                                    431       43,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Lafarge SA                                                   4,052   $   357,648
Lagardere S.C.A.                                             2,737       194,881
L'Air Liquide SA                                             2,509       462,879
L'Oreal SA                                                   6,995       543,608
LVMH Moet Hennessy SA                                        5,627       465,453
Neopost SA                                                     712        69,240
PagesJaunes Groupe SA                                        2,816        77,079
Pernod-Ricard SA                                             1,193       211,319
Peugeot SA                                                   3,614       246,214
Pinault-Printemps-Redoute SA                                 1,631       171,689
Publicis Groupe SA                                           3,109        99,269
Renault Regie Nationale SA                                   4,252       404,012
Safran SA                                                    4,132        89,483
Sanofi Aventis SA                                           24,410     2,023,558
Schneider Electric SA                                        5,326       421,931
SCOR                                                        15,113        30,980
Societe BIC SA                                                 665        39,467
Societe des Autoroutes du Nord et de l'Est de
   la France *                                                 483        30,256
Societe Des Autoroutes Paris-Rhin-Rhone                        747        50,396
Societe Generale                                             7,675       878,716
Societe Television Francaise 1                               2,905        77,308
Sodexho Alliance                                             1,925        72,908
STMicroelectronics NV                                       14,204       245,090
Suez SA                                                     19,306       559,864
Technip SA                                                   1,888       112,097
Thales SA                                                    1,554        72,385
Thomson SA                                                   5,637       117,590
Total SA                                                    13,182     3,609,721
Unibail                                                      1,034       150,613
Valeo SA                                                     1,800        75,054
Veolia Environnement SA                                      7,319       309,855
Vinci SA                                                     3,510       303,248
Vivendi Universal SA                                        24,432       800,136
Zodiac SA                                                      684        40,496
                                                                     -----------
                                                                      21,033,362

GERMANY - 5.12%
Adidas-Salomon AG                                            1,013       176,601
Allianz AG                                                   8,094     1,096,410
Altana AG                                                    1,710        96,044
BASF AG                                                     12,474       940,072
Bayer AG                                                    15,347       564,230
Bayerische Hypo-Und Vereinsbank AG *                        13,122       370,879
Beiersdorf AG                                                  337        38,807
Celesio AG                                                     835        73,348
Commerzbank AG                                              10,845       296,846
Continental AG                                               3,166       260,739
DaimlerChrysler AG                                          20,119     1,070,814
Depfa Bank AG                                                8,580   $   138,116
Deutsche Bank AG                                            11,365     1,066,439
Deutsche Boerse AG                                           2,337       224,027
Deutsche Lufthansa AG                                        5,613        74,653
Deutsche Post AG                                            12,101       283,948
Deutsche Telekom AG                                         63,804     1,164,794
Douglas Holding AG                                             570        21,719
E.ON AG                                                     14,564     1,342,208
Epcos AG *                                                     802        10,512
Fresenius Medical Care AG                                      859        78,460
Heidelberger Druckmaschinen AG                               1,161        39,912
Hochtief AG                                                  1,351        60,519
Hypo Real Estate Holding AG                                  3,170       160,769
Infineon Technologies AG *                                  15,296       150,871
IVG Immobilien AG                                            1,553        32,022
Karstadt Quelle AG                                           1,218        16,537
Linde AG                                                     2,029       149,975
MAN AG                                                       3,423       176,160
Merck & Company AG                                           1,235       104,286
Metro AG                                                     3,534       174,585
MLP AG                                                       1,350        28,308
Muenchener Rueckversicherungs-
   Gesellschaft AG                                           4,287       491,080
Premiere AG *                                                1,017        28,659
ProSieben Sat.1 Media AG                                     1,530        26,529
Puma AG                                                        404       109,982
Qiagen AG *                                                  2,471        32,030
RWE AG                                                       9,780       649,189
SAP AG                                                       5,160       894,713
Schering AG                                                  3,990       253,066
Siemens AG                                                  18,756     1,449,684
Suedzucker AG                                                  946        21,525
Thyssen Krupp AG                                             7,500       157,086
Tui AG                                                       3,707        79,207
Volkswagen AG                                                5,425       334,923
Wincor Nixdorf AG                                              351        33,859
                                                                     -----------
                                                                      15,045,142

GREECE - 0.46%
Alpha Bank SA                                                6,816       193,140
Bank of Piraeus SA                                           4,150        87,171
Coca Cola Hell Bottling                                      2,630        76,618
Commercial Bank of Greece SA *                               1,560        45,709
Cosmote Mobile Communications SA                             2,860        56,557
Duty Free Shops                                                450         8,497
EFG Eurobank Ergas SA                                        4,590       142,018
Folli-Follie SA                                                370        11,154
Germanos SA                                                  1,180        19,066
Greek Organization of Football Prognostics                   3,930       122,261

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Hellenic Petroleum SA                                         2,640   $   40,937
Hellenic Technodomiki Tev SA                                  2,220       11,725
Hellenic Telecommunications Organization SA *                 6,060      121,153
Hyatt Regency Hotel SA                                        1,040       12,816
Intracom SA                                                   2,100       14,687
National Bank Of Greece SA                                    6,540      260,709
Public Power Corp.                                            2,570       56,586
Techniki Olympiaki SA                                         1,960       13,282
Titan Cement Company SA                                       1,410       46,925
Viohalco SA                                                   2,700       18,557
                                                                      ----------
                                                                       1,359,568

HONG KONG - 1.33%
Air China, Ltd. *                                             4,000        1,238
Aluminum Corp. of China, Ltd.                                 6,000        3,809
Anhui Conch Cement Company, Ltd., Series H *                  2,000        1,985
ASM Pacific Technology, Ltd.                                  2,914       14,106
Bank of East Asia, Ltd.                                      30,499       89,253
BOC Hong Kong Holdings, Ltd.                                 81,828      164,037
Cathay Pacific Airways, Ltd.                                 23,782       42,309
Cheung Kong Holdings, Ltd.                                   33,849      382,260
Cheung Kong Infrastructure Holdings, Ltd.                    10,772       35,967
China Merchants Holdings International
   Company, Ltd. *                                            2,000        4,461
China Mobile, Ltd.                                           11,500       56,411
China Resource Power Holdings                                 2,000        1,270
China Resources Enterprises, Ltd.                             2,000        3,274
China Shipping Container Lines Co., Ltd.                      5,000        2,014
Citic Pacific, Ltd.                                           3,000        8,392
CLP Holdings, Ltd.                                           39,789      236,981
CNOOC, Ltd.                                                  28,000       20,214
Cosco Pacific, Ltd.                                           2,000        3,893
Denway Motors, Ltd.                                          12,000        4,332
Esprit Holdings, Ltd.                                        20,515      153,394
Giordano International, Ltd.                                 34,611       23,871
Global Bio-Chem Technology Group Company                      2,000          909
Gome Electrical Appliances Holdings, Ltd.                     2,000        1,212
Hang Lung Properties, Ltd.                                   42,326       67,115
Hang Seng Bank, Ltd.                                         16,919      227,275
Henderson Land Development Company, Ltd.                     16,601       82,931
Hong Kong & China Gas Company, Ltd.                          80,673      166,401
Hong Kong Electric Holdings, Ltd.                            31,582      156,140
Hong Kong Exchange & Clearing, Ltd.                          23,430       80,346
Hopewell Holdings, Ltd.                                      14,362       38,048
Hutchison Telecommunications
   International, Ltd. *                                     30,668       44,478
Hutchison Whampoa, Ltd.                                      47,377      490,447
Hysan Development Company, Ltd.                              11,901       29,841
Johnson Electronic Holdings, Ltd.                            27,525       26,436
Kerry Properties, Ltd.                                       11,386       29,210
Kingboard Chemical Holdings, Ltd.                            11,772   $   29,366
Li & Fung, Ltd.                                              37,792       87,453
MTR Corp.                                                    31,591       65,773
New World Development Company, Ltd.                          52,074       68,475
Orient Overseas International, Ltd.                           5,562       20,758
PCCW, Ltd.                                                   85,208       55,473
Ping An Insurance Group Company of China,
   Ltd.                                                       2,500        4,351
Semiconductor Manufacturing
   International Corp. *                                     17,000        2,981
Shanghai Industrial Holdings, Ltd.                            1,000        2,024
Shangri-La Asia, Ltd.                                        24,296       39,309
Sino Land Company, Ltd.                                      25,204       30,543
Smartone Telecommunications Holdings, Ltd.                    4,857        5,009
Solomon Systech International, Ltd.                          39,838       14,380
South China Morning Post, Ltd.                               15,544        5,761
Sun Hung Kai Properties, Ltd.                                29,611      306,342
Swire Pacific, Ltd., Class A                                 21,163      194,934
TCL Communication Technology Holdings, Ltd. *                 6,217          289
Techtronic Industries Company, Ltd.                          20,015       50,960
Television Broadcasting Co., Ltd.                             6,181       37,093
Texwinca Holdings, Ltd.                                       9,067        6,195
Weiqiao Textile Company, Ltd.                                 1,000        1,308
Wharf Holdings, Ltd                                          27,668      108,433
Wing Hang Bank, Ltd.                                          4,000       29,599
Yue Yuen Industrial Holdings, Ltd.                           11,067       30,389
Zijin Mining Group, Ltd.                                     16,839        5,319
                                                                      ----------
                                                                       3,896,777

HUNGARY - 0.21%
BorsodChem Rt.                                                1,573       17,996
Demasz RT.                                                       38        3,394
Gedeon Richter Rt.                                              361       65,184
Magyar Telekom Rt.                                           12,110       62,551
MOL Magyar Olaj - es Gazipari Rt.                             1,822      202,029
OTP Bank Rt.                                                  6,503      256,315
                                                                      ----------
                                                                         607,469

INDONESIA - 0.18%
Aneka Tambang Tbk PT                                         13,925        3,688
Astra Agro Lestari Tbk PT                                    11,658        5,806
Astra International Tbk PT                                   62,483       59,204
Bank Central Asia Tbk PT                                    141,387       47,404
Bank Danamon Indonesia Tbk PT                                30,759       12,032
Bank Internasional Indonesia Tbk PT                         498,000        7,743
Bank Mandiri Tbk PT                                         150,878       21,261
Bank Pan Indonesia Tbk PT                                   162,259        7,648
Bank Rakyat Indonesia Tbk PT                                136,501       35,817
Bumi Resources Tbk PT                                       450,780       39,427
Energi Mega Persada Tbk PT *                                 74,500        5,720
Gudang Garam Tbk PT                                          14,482       15,340

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

INDONESIA (CONTINUED)
Indocement Tunggal Prakarsa Tbk PT *                        23,487    $    6,619
Indofood Sukses Makmur Tbk PT                              108,405         7,691
Indosat Tbk PT                                                 961        24,025
International Nickel Indonesia Tbk PT                        5,000         7,532
Kalbe Farma Tbk PT                                         103,571         8,555
Lippo Bank Tbk PT *                                         40,707         6,092
Matahari Putra Prima Tbk PT                                 33,000         2,694
Perusahaan Gas Negara Tbk PT                                45,997        18,662
PT Indonesian Satellite Corp.                               12,000         6,181
PT Telekomunikiasi Indonesia, ADR                            5,330       110,917
Ramayana Lestari Sentosa Tbk PT                             63,131         4,785
Semen Gresik Persero Tbk PT                                  3,914         6,923
Telekomunikasi Indonesia Tbk PT                             45,000        23,396
Tempo Scan Pacific Tbk PT                                    3,238         1,888
Unilever Indonesia Tbk PT                                   39,500        15,643
United Tractors Tbk PT                                      39,968        15,051
                                                                      ----------
                                                                         527,744

IRELAND - 0.59%
Allied Irish Banks PLC - Dublin                             16,007       341,632
Allied Irish Banks PLC - London                              5,400       115,250
Bank of Ireland - Dublin                                    18,008       285,540
Bank of Ireland - London                                     5,882        92,912
CRH PLC - Dublin                                             9,989       271,609
CRH PLC - London                                             3,257        88,560
DCC PLC - Dublin                                             1,416        28,514
DCC PLC- London                                                560        11,141
Eircom Group PLC - Dublin                                    8,132        19,219
Eircom Group PLC - London                                    3,878         9,071
Elan Corp PLC - London *                                     2,509        22,236
Elan Corp. - Dublin *                                        7,205        65,158
Fyffes PLC - Dublin                                          5,243        16,058
Grafton Group PLC                                            3,791        38,398
Greencore Group PLC - Dublin                                 2,414        10,508
Greencore Group PLC - London                                 2,304         9,918
Independent News & Media PLC - Dublin                       10,673        31,273
Independent News & Media PLC - London                        3,189         9,344
Irish Life & Permanent PLC - Dublin                          5,035        91,979
Irish Life & Permanent PLC - London                          1,642        29,897
Kerry Group PLC - Dublin                                     2,433        57,061
Kerry Group PLC - London                                       791        18,456
Kingspan Group PLC - London                                    479         6,163
Kingspan Group PLC - Dublin                                  2,413        31,133
Ryanair Holdings PLC, ADR *                                    781        35,559
                                                                      ----------
                                                                       1,736,589

ISRAEL - 0.41%
Africa-Israel Investments, Ltd.                                240         8,767
Aladdin Knowledge Systems *                                    296         6,243
Alvarion, Ltd. *                                             2,928        23,863
Audio Codes, Ltd. *                                            396    $    4,360
Bank Hapoalim, Ltd.                                         20,362        79,211
Bank Leumi Le-Israel                                        19,482        65,021
Bezek Israeli Telecommunications Corp.,
   Ltd. *                                                   22,708        30,464
Check Point Software Technologies, Ltd. *                    4,698       114,255
Clal Industries & Investments, Ltd.                          1,595         7,572
Clal Insurance Enterprise Holdings, Ltd.                       396         8,445
Discount Investment Corp.                                      462        10,243
ECI Telecom, Ltd. *                                          2,103        17,560
Elbit Systems, Ltd.                                            510        11,251
Given Imaging Corp. *                                          820        19,803
Harel Insurance Investments, Ltd.                              191         8,901
ICL Israel Chemicals, Ltd.                                  12,272        47,713
IDB Development Corp., Ltd.                                    575        15,700
Israel Corporation, Ltd.                                        44        16,628
Israel Discount Bank, Ltd. *                                11,053        16,110
Koor Industries, Ltd. *                                        277        14,980
Lipman Electronic Engineering, Ltd. *                          321         6,744
Makhteshim-Agam Industries, Ltd.                             6,389        35,919
Migdal Insurance Holdings, Ltd.                              5,286         7,142
M-Systems Flash Disk Pioneers, Ltd. *                          598        17,892
Nice Systems, Ltd. *                                           394        17,230
Orbotech, Ltd. *                                               648        16,213
Osem Investment, Ltd.                                          739         6,563
Partner Communications, Ltd. *                               1,611        13,691
RADWARE, Ltd. *                                                260         4,953
Retalix, Ltd. *                                                374         8,910
Super-Sol, Ltd.                                              2,473         6,220
Syneron Medical, Ltd. *                                        374        13,666
Tadiran Communications Industries, Ltd.                        201         5,952
Teva Pharmaceutical Industries, Ltd.                        14,800       499,747
United Mizrahi Bank, Ltd. *                                  2,473        12,822
                                                                      ----------
                                                                       1,200,754

ITALY - 2.96%
Alleanza Assicuraz SpA                                       9,550       118,263
Assicurazioni Generali SpA                                  21,738       687,794
Autogrill SpA                                                2,760        39,071
Autostrade SpA                                               6,777       174,793
Banca Fideuram SpA                                           5,853        33,629
Banca Intesa SpA - Non convertible                          22,201        96,907
Banca Intesa SpA                                            73,818       345,135
Banca Monte dei Paschi Siena SpA                            26,239       116,748
Banca Naz Del Lavoro SpA *                                  30,577        98,442
Banca Popolare di Milano SpA                                 9,392        96,545
Banche Popolari Unite SpA                                    7,989       162,704
Banco Popolare Di Verona e Novara SpA                        8,783       166,166
BCA Antonveneta SpA                                          5,467       172,647

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
Benetton Group SpA                                              933   $   10,035
Bulgari SpA                                                   3,227       36,421
Capitalia SpA                                                32,533      178,489
Edison SpA *                                                 19,881       44,469
Enel SpA                                                     97,658      844,311
Eni SpA                                                      59,164    1,762,810
Fiat SpA *                                                   10,805       96,933
Fineco Group SpA                                              3,111       28,341
Finmeccanica SpA                                              7,013      139,613
Gruppo Editoriale L'Espresso SpA                              3,470       19,697
Italcementi SpA                                               1,351       21,210
Luxottica Group SpA                                           3,263       81,366
Mediaset SpA                                                 18,737      222,429
Mediobanca SpA                                               11,078      218,668
Mediolanum SpA                                                6,125       42,134
Mondadori (Arnoldo) Editore SpA                               2,836       28,503
Pirelli & Company, SpA                                       61,894       65,862
RAS SpA                                                       7,162      163,565
San Paolo-IMI SpA                                            25,103      391,078
Seat Pagine Gialle SpA *                                     97,936       48,417
Snam Rete Gas SpA                                            20,914      122,308
T.E.R.N.A SpA                                                23,908       61,837
Telecom Italia Media SpA *                                   27,692       18,198
Telecom Italia SpA, Di Risp                                 131,512      367,106
Telecom Italia SpA                                          242,993      792,567
Tiscali SpA *                                                 4,096       14,249
UniCredito Italiano SpA                                     100,380      567,669
                                                                      ----------
                                                                       8,697,129

JAPAN - 18.12%
Acom Company, Ltd.                                            1,787      129,969
Aderans Company, Ltd.                                           583       15,952
Advantest Corp.                                               1,690      131,268
AEON Company, Ltd.                                           14,204      285,848
AEON Credit Service Company, Ltd.                               777       56,580
Aiful Corp.                                                   1,477      123,980
Aisin Seiki Company                                           4,079      115,931
Ajinomoto Company, Inc.                                      14,305      150,758
Alfresa Holdings Corp.                                          324       15,100
All Nippon Airways Company, Ltd.                              9,715       30,184
Alps Electric Company                                         3,238       52,673
Amada Company, Ltd.                                           8,829       70,526
Amano Corp.                                                   1,295       20,117
Anritsu Corp.                                                 1,295        7,007
Aoyama Trading Company, Ltd.                                  1,442       40,729
Ariake Japan Company, Ltd.                                      259        5,932
Asahi Breweries, Ltd.                                         9,601      121,776
Asahi Glass Company, Ltd.                                    23,191      243,793
Asahi Kasei Corp.                                            29,963      163,971
ASATSU-DK, Inc.                                                 648   $   20,247
Astellas Pharmaceuticals, Inc.                               12,369      466,178
Autobacs Seven Company, Ltd.                                    453       17,713
Bank of Fukuoka, Ltd.                                        13,362       96,475
Bank of Kyoto, Ltd.                                           6,000       60,162
Bank of Yokohama, Ltd. *                                     29,316      223,826
Benesse Corp.                                                 1,554       58,569
Bridgestone Corp.                                            15,953      342,167
Canon Sales Company, Inc. *                                   2,000       41,132
Canon, Inc.                                                  17,374      940,047
Casio Computer Company, Ltd.                                  4,833       70,344
Central Glass Company, Ltd.                                   3,886       22,363
Central Japan Railway Company, Ltd.                              35      273,092
Chiba Bank, Ltd.                                             17,896      145,796
Chiyoda Corp. *                                               3,000       55,342
Chubu Electric Power Company, Inc.                           13,577      331,950
Chugai Pharmaceutical Company, Ltd.                           6,916      132,161
Circle K Sunkus Company, Ltd.                                   712       17,062
Citizen Watch Company, Ltd.                                   5,635       46,007
Coca-Cola West Japan Company, Ltd.                              777       17,420
COMSYS Holdings Corp.                                         1,943       22,535
Credit Saison Company, Ltd.                                   3,391      149,055
CSK Corp.                                                     1,490       65,758
Dai Nippon Printing Company, Ltd.                            13,953      225,376
Daicel Chemical Industries, Ltd.                              4,534       29,414
Daido Steel Company, Ltd.                                     8,000       51,547
Daiichi Sankyo Company, Ltd. *                               16,103      330,460
Daikin Industries, Ltd.                                       4,915      131,882
Daimaru, Inc.                                                 3,886       45,825
Dainippon Ink & Chemicals, Inc.                              17,010       56,002
Dainippon Screen Manufacturing Company, Ltd.                  3,238       21,178
Daito Trust Construction Company, Ltd.                        2,219       97,343
Daiwa House Industry Company, Ltd.                           12,715      166,660
Daiwa Securities Group, Inc.                                 29,251      229,010
Denki Kagaku Kogyo Kabushiki Kaisha                          11,477       41,432
Denso Corp.                                                  12,922      375,245
Dentsu, Inc.                                                     38      108,001
Dowa Mining Company, Ltd.                                     7,534       63,307
E Trade Securities Corp.                                         10       44,044
E-Access, Ltd. *                                                 28       21,131
East Japan Railway Company, Ltd.                                 76      434,688
Ebara Corp.                                                   4,534       19,329
Eisai Company, Ltd.                                           6,152      263,358
Electric Power Development Company, Ltd.                      3,450      115,411
Elpida Memory, Inc. *                                           800       23,443
Familymart Company, Ltd.                                      1,360       40,934
Fanuc, Ltd.                                                   4,179      338,614
Fast Retailing Company, Ltd.                                  1,166       88,612

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Fuji Electric Holdings                                        8,420   $   33,592
Fuji Photo Film Company, Ltd.                                11,267      371,937
Fuji Software ABC, Inc.                                         518       13,579
Fuji Television Network, Inc.                                    12       26,903
Fujikura, Ltd.                                                6,477       39,790
Fujitsu, Ltd.                                                42,621      281,394
Furukawa Electric Company, Ltd.                              14,362       72,891
Glory, Ltd.                                                   1,700       33,011
Goodwill Group, Inc.                                              6        9,215
Gunma Bank                                                    9,477       60,896
Gunze, Ltd.                                                   3,238       16,319
Hakuhodo DY Holdings, Inc.                                      500       33,232
Hankyu Department Stores                                      2,591       20,468
Hikari Tsushin, Inc. *                                          500       31,775
Hino Motors, Ltd.                                             3,886       26,411
Hirose Electric Company, Ltd.                                   783       91,435
Hitachi Cable, Ltd.                                           2,591       10,543
Hitachi Capital Corp.                                           907       19,093
Hitachi Chemical, Ltd.                                        2,784       58,238
Hitachi Construction Machinery Co., Ltd.                      1,943       37,215
Hitachi Software Engineering Co., Ltd.                          453        7,281
Hitachi, Ltd.                                                72,118      457,680
Hokkaido Electric Power Co., Ltd.                             4,468       95,240
Hokugin Financial Group, Inc.                                25,134       94,950
Honda Motor Company, Ltd.                                    18,131    1,027,415
House Food Corp.                                              1,101       16,802
Hoya Corp., New Shares *                                      7,719      262,989
Hoya Corp.                                                    2,573       85,619
Ibiden Company, Ltd.                                          2,100       87,674
Index Corp., New Shares *                                        11       14,661
Index Corp.                                                      11       15,049
Inpex Corp.                                                       8       62,209
Isetan Company, Ltd.                                          3,562       56,844
Ishihara Sangyo                                               4,534        9,565
Ishikawajima Harima Heavy Industries Co.,
   Ltd. *                                                    29,134       58,888
ITO EN, Ltd.                                                    453       21,232
Itochu Corp.                                                 33,202      228,878
Itochu Techno-Science Corp.                                     648       22,707
JAFCO Company, Ltd.                                             453       29,708
Japan Airlines System Corp.                                  12,953       34,413
Japan Prime Realty Investment Corp.                              10       28,510
Japan Real Estate Investment Corp.                                8       64,610
Japan Retail Fund                                                 5       40,425
Japan Tobacco, Inc.                                              22      347,588
JFE Holdings, Inc                                            12,862      418,913
JGC Corp.                                                     3,886       71,172
Joyo Bank, Ltd.                                              17,953      109,656
JS Group Corporation                                          6,216      106,055
JSR Corp.                                                     4,533   $   94,425
Kajima Corp.                                                 23,191      110,536
Kaken Pharmaceutical Company, Ltd.                            1,943       14,475
Kamigumi Company, Ltd.                                        4,534       36,218
Kaneka Corp.                                                  5,829       76,197
Kansai Electric Power Company, Ltd.                          17,478      386,446
Kansai Paint Company, Ltd.                                    3,238       20,378
Kao Corp.                                                    12,362      304,972
Katokichi Company, Ltd.                                       2,137       14,015
Kawasaki Heavy Industries, Ltd.                              23,963       60,703
Kawasaki Kisen Kaisha, Ltd.                                  12,067       87,231
KDDI Corp.                                                       59      333,289
Keihin Electric Express Railway Company, Ltd.                 9,067       57,061
Keio Electric Railway Company, Ltd.                          13,715       75,781
Keisei Electric Railway Co., Ltd.                             6,000       32,994
Keyence Corp.                                                   748      188,428
Kikkoman Corp.                                                3,238       31,152
Kinden Corp.                                                  2,591       22,412
Kintetsu Corp.                                               37,792      128,092
Kirin Brewery Company, Ltd.                                  16,896      186,416
Kobe Steel Company, Ltd.                                     59,517      181,238
Kokuyo Company, Ltd.                                          1,231       17,037
Komatsu, Ltd.                                                19,430      265,138
Komori Corp.                                                  1,295       23,089
Konami Corp.                                                  1,943       43,818
Konica Minolta Holdings, Inc.                                 9,391       85,542
Kose Corp.                                                      800       27,327
Koyo Seiko Company, Ltd.                                      2,943       44,472
Kubota Corp.                                                 24,782      171,929
Kuraray Company, Ltd.                                         9,300       82,579
Kurita Water Industries, Ltd.                                 2,719       49,439
Kyocera Corp.                                                 3,938      274,595
KYOWA HAKKO KOGYO Co., Ltd.                                   8,477       65,918
Kyushu Electric Power                                         8,231      183,444
Lawson, Inc.                                                  1,231       46,504
LeoPalace21 Corp.                                             2,202       53,255
Mabuchi Motor Company, Ltd.                                     518       25,604
Makita Corp.                                                  2,943       59,746
Marubeni Corp.                                               27,202      126,772
Marui Company, Ltd.                                           7,864      133,062
Matsui Securities Company, Ltd.                               2,500       30,429
Matsumotokiyoshi Company, Ltd.                                  648       21,105
Matsushita Electric Industrial Company, Ltd.                 48,393      821,393
Matsushita Electric Works, Ltd.                               7,181       71,496
Mediceo Holdings Company, Ltd.                                3,090       49,366
Meiji Dairies Corp.                                           3,886       21,403
Meiji Seika Kaisha, Ltd.                                      7,534       39,168
Meitec Corp.                                                    583       18,679

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Millea Holdings, Inc.                                            33   $  530,120
Minebea Company, Ltd.                                         6,477       26,755
Mitsubishi Chemical Corp.                                    40,030      132,850
Mitsubishi Corp.                                             26,556      525,049
Mitsubishi Electric Corp.                                    41,973      269,336
Mitsubishi Estate Company, Ltd.                              25,782      354,547
Mitsubishi Gas & Chemicals Company, Inc.                      8,829       59,070
Mitsubishi Heavy Industries, Ltd.                            69,937      248,155
Mitsubishi Logistc Corp.                                      1,943       22,964
Mitsubishi Materials Corp.                                   22,020       77,938
Mitsubishi Rayon Company, Ltd.                               11,010       49,367
Mitsubishi Securities Company, Ltd.                           4,000       44,768
Mitsubishi UFJ Financial Group, Inc.                            167    2,195,513
Mitsui & Company, Ltd.                                       33,611      421,565
Mitsui Chemicals, Inc.                                       15,010       88,766
Mitsui Engineering & Shipbuilding Company, Ltd.              18,362       43,760
Mitsui Fudosan Company, Ltd.                                 17,248      259,873
Mitsui Mining & Smelting Company, Ltd.                       11,010       64,042
Mitsui O.S.K. Lines, Ltd.                                    22,487      180,023
Mitsui Sumitomo Insurance Company, Ltd.                      28,259      327,749
Mitsui Trust Holdings, Inc.                                  13,010      180,517
Mitsukoshi, Ltd.                                              9,829       47,629
Mitsumi Electric Company, Ltd.                                1,101       11,195
Mizuho Financial Group, Inc.                                    193    1,229,940
Murata Manufacturing Company, Ltd.                            4,904      273,996
Namco Bandai Holdings, Inc. *                                 3,432       57,253
NEC Corp.                                                    43,383      235,496
NEC Electronics Corp.                                           648       21,620
Net One Systems Company, Ltd.                                     9       17,715
NGK Insulators, Ltd.                                          5,829       74,242
NGK Spark Plug Company, Ltd.                                  3,238       47,015
NHK Spring Company, Ltd.                                      4,000       29,375
Nichii Gakkan Company, Ltd.                                     324        7,922
NICHIREI Corp.                                                4,534       18,649
Nidec Corp., New Shares *                                     1,107       65,172
Nidec Corp.                                                   1,107       65,954
Nikko Cordial Corp.                                          19,044      220,699
Nikon Corp.                                                   7,181       90,765
Nintendo Company, Ltd.                                        2,408      281,406
Nippon Building Fund, Inc.                                        7       59,870
Nippon Electric Glass Company, Ltd.                           4,000       72,201
Nippon Express Company, Ltd.                                 20,191       99,801
Nippon Kayaku Company, Ltd.                                   2,591       20,377
Nippon Light Metal Company, Ltd.                              7,124       19,619
NIPPON MEAT PACKERS, Inc.                                     3,238       35,097
Nippon Mining Holdings, Inc.                                 18,868      149,885
Nippon Oil Corp.                                             26,906      238,674
Nippon Paper Group, Inc.                                         22       79,809
Nippon Sheet Glass Company, Ltd.                              5,829   $   26,291
Nippon Shokubai Company, Ltd.                                 2,591       27,466
Nippon Steel Corp.                                          136,464      513,118
Nippon Telegraph & Telephone Corp.                              120      591,023
Nippon Yusen Kabushiki Kaisha                                23,077      155,008
Nippon Zeon Company                                           2,591       28,358
Nishimatsu Construction Company, Ltd.                         3,886       16,292
Nishi-Nippon City Bank, Ltd. *                               10,000       49,693
Nissan Chemical Industries, Ltd.                              3,238       40,670
Nissan Motor Company, Ltd.                                   52,110      596,095
Nisshin Seifun Group, Inc.                                    4,274       41,610
Nisshin Steel Company                                        19,953       69,037
Nisshinbo Industries, Inc.                                    2,591       22,504
Nissin Food Products Co., Ltd.                                1,684       43,923
Nitori Company, Ltd.                                            291       24,427
Nitto Denko Corp.                                             4,068      229,441
NOK Corp.                                                     2,008       59,906
Nomura Real Estate Office Fund, Inc. *                            4       29,516
Nomura Research Institute, Ltd.                                 589       68,105
Nomura Securities Company, Ltd.                              40,793      634,066
NSK, Ltd.                                                     9,715       53,679
NTN Corp.                                                    10,772       64,559
NTT Data Corp.                                                   32      123,712
NTT DoCoMo, Inc.                                                384      684,655
NTT Urban Development Corp.                                       5       25,685
Obayashi Corp.                                               14,362       99,385
OBIC Co., Ltd.                                                  130       22,146
Odakyu Electric Railway Company                              16,305       88,940
Oji Paper Company, Ltd.                                      20,191      110,494
Oki Electric Industry Company, Ltd.                          10,362       35,304
Okumura Corp.                                                 3,886       23,838
Olympus Optical Company, Ltd.                                 5,534      122,848
Omron Corp.                                                   5,239      127,859
Onward Kashiyama Company, Ltd.                                2,591       41,165
Oracle Corp. - Japan                                            648       28,598
Oriental Land Company, Ltd.                                   1,307       74,870
Orix Corp.                                                    1,954      353,564
Osaka Gas Company, Ltd.                                      49,155      172,245
Pioneer Electronic Corp.                                      3,879       55,329
Promise Company, Ltd.                                         2,181      161,898
Q.P. Corp.                                                    1,813       17,379
Rakuten, Inc.                                                   118       90,405
Resona Holdings, Inc. *                                         111      287,065
Ricoh Company, Ltd.                                          16,601      259,796
Rinnai Corp.                                                    648       14,928
Rohm Company, Ltd.                                            2,573      223,700
Ryohin Keikaku Company, Ltd.                                    389       25,099
Sanden Corp.                                                  1,943        8,849

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sanken Electric Company                                       1,943   $   22,346
SANKYO Co., Ltd.                                              1,307       68,987
Santen Pharmaceutical Co., Ltd.                               1,700       44,115
Sanwa Shutter Corp.                                           3,238       19,492
Sanyo Electric Company, Ltd. *                               37,849       93,541
Sapporo Holdings                                              4,534       23,812
SBI Holdings, Inc.                                              114       47,745
Secom Company, Ltd.                                           4,710      226,988
Sega Sammy Holdings, Inc., New Shares *                       1,554       60,352
Sega Sammy Holdings, Inc.                                     1,554       61,449
Seiko Epson Corp.                                             2,478       63,867
Seino Transportation Co., Ltd.                                2,591       23,716
Sekisui Chemical Company, Ltd.                               10,772       76,919
Sekisui House, Ltd.                                          12,362      151,777
Seven & I Holdings Co., Ltd. *                               18,782      623,331
SFCG Company, Ltd.                                              130       33,620
Sharp Corp.                                                  22,782      330,585
Shimachu Company, Ltd.                                          777       19,820
Shimamura Company, Ltd.                                         324       35,976
Shimano, Inc.                                                 1,731       46,753
Shimizu Corp.                                                12,305       80,697
Shin-Etsu Chemical Company, Ltd.                              8,789      384,002
Shinko Securities Company, Ltd. *                            11,000       40,778
Shinsei Bank, Ltd.                                           19,906      125,626
Shionogi & Company, Ltd.                                      6,477       88,327
Shiseido Company, Ltd.                                        8,477      122,409
Shizuoka Bank, Ltd.                                          14,658      151,244
Showa Denko K.K                                              24,839       79,585
Showa Shell Sekiyu K.K                                        4,145       56,854
Skylark Company, Ltd.                                         1,295       19,123
SMC Corp.                                                     1,336      178,181
SOFTBANK Corp.                                                5,604      311,622
Sojitz Holdings Corp. *                                       3,109       17,755
Sompo Japan Insurance, Inc.                                  17,896      237,413
Sony Corp.                                                   22,558      742,675
Stanley Electric Corp.                                        3,692       56,018
Sumitomo Bakelite Company, Ltd.                               3,238       22,235
Sumitomo Chemical Company, Ltd.                              32,554      201,712
Sumitomo Corp.                                               22,134      234,049
Sumitomo Electric Industries, Ltd.                           16,601      224,189
Sumitomo Heavy Industries, Ltd.                              11,010       78,230
Sumitomo Metal Industries, Ltd.                              88,423      310,626
Sumitomo Metal Mining Co., Ltd.                              12,715      118,065
Sumitomo Mitsui Financial Group, Inc.                           102      963,326
Sumitomo Osaka Cement Company, Ltd.                           6,477       20,695
Sumitomo Realty & Development Company, Ltd.                   9,124      135,457
Sumitomo Rubber Industries, Inc. *                            4,000       47,628
Sumitomo Trust & Banking Company, Ltd.                       30,554      251,886
Suruga Bank, Ltd.                                             3,886   $   42,875
Suzuken Company, Ltd.                                           777       22,495
T&D Holdings, Inc.                                            5,309      316,773
TAIHEIYO CEMENT Corp.                                        16,191       60,594
Taisei Corp.                                                 23,134       95,358
Taisho Pharmaceuticals Company, Ltd.                          4,238       76,497
Taiyo Nippon Sanso Corp.                                      5,181       32,423
Taiyo Yuden Company, Ltd.                                     1,943       21,437
Takara Holdings                                               2,591       16,352
Takashimaya Company, Ltd.                                     5,181       66,126
Takeda Pharmaceutical Company, Ltd.                          20,451    1,220,255
Takefuji Corp.                                                2,714      212,003
Takuma Company, Ltd.                                          1,295       10,253
Tanabe Seiyaku Co., Ltd.                                      5,000       50,620
TDK Corp.                                                     2,932      209,364
Teijin, Ltd.                                                 19,896      116,255
Teikoku Oil Company, Ltd.                                     5,238       56,636
Terumo Corp.                                                  4,197      135,214
The 77th Bank, Ltd.                                           6,477       47,679
THK Company, Ltd.                                             2,519       62,922
TIS, Inc.                                                       583       12,144
Tobu Railway Company, Ltd.                                   19,248       76,961
Toda Corp.                                                    3,238       16,376
Toho Company, Ltd.                                            3,467       55,083
Tohoku Electric Power Company, Ltd.                          10,420      232,230
Tokuyama Corp.                                                5,000       49,075
Tokyo Broadcasting Company, Ltd.                                648       15,071
Tokyo Electric Power Company, Ltd.                           26,533      672,137
Tokyo Electron, Ltd.                                          3,768      200,548
Tokyo Gas Company, Ltd.                                      52,165      212,261
Tokyo Steel Manufacturing Co., Ltd.                           2,500       38,947
Tokyo Style Company, Ltd.                                     1,295       13,739
Tokyo Tatemono Company, Ltd. *                                5,000       40,779
Tokyu Corp.                                                  22,134      117,610
Tokyu Land Corp.                                              5,829       37,713
TonenGeneral Sekiyu K.K                                       7,829       91,216
Toppan Printing Company, Ltd.                                14,010      148,020
Toray Industries, Inc.                                       29,611      157,863
Toshiba Corp.                                                70,289      310,203
Tosoh Corp.                                                  11,772       50,186
Toto, Ltd.                                                    7,829       62,193
Toyo Seikan Kaisha, Ltd.                                      3,591       53,439
Toyo Suisan Kaisha, Ltd. *                                    1,295       22,152
Toyobo Company, Ltd.                                          9,067       22,408
Toyoda Gosei Co., Ltd.                                        1,166       22,230
Toyota Industries Corp.                                       4,810      160,057
Toyota Motor Corp.                                           65,853    3,022,513
Toyota Tsusho Corp.                                           4,000       72,907

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Trend Micro, Inc.                                            2,267   $    71,835
Ube Industries, Ltd.                                        23,963        64,722
UNI Charm Corp.                                                842        36,416
Uniden Corp.                                                 1,295        18,997
UNY Company, Ltd.                                            3,238        42,813
Ushio, Inc.                                                  2,943        59,876
USS Company., Ltd.                                             447        31,800
Wacoal Corp.                                                 1,943        25,742
West Japan Railway Company, Ltd.                                42       159,036
Yahoo! Japan Corp., New Shares *                                92       109,625
Yahoo! Japan Corp.                                              92       108,001
Yakult Honsha Company, Ltd.                                  2,943        74,682
Yamada Denki Company, Ltd.                                   1,684       128,275
Yamaha Corp.                                                 4,274        74,129
Yamaha Motor Company, Ltd.                                   4,309        89,188
Yamato Transport Company, Ltd.                               9,420       155,150
Yamazaki Baking Company, Ltd.                                2,591        22,732
Yaskawa Electric Corporation *                               5,000        38,351
Yokogawa Electric Corp.                                      5,486        85,804
                                                                     -----------
                                                                      53,188,789

LUXEMBOURG - 0.17%
Arcelor SA                                                  11,575       271,606
Tenaris SA, ADR                                              1,704       234,879
                                                                     -----------
                                                                         506,485

MALAYSIA - 0.00%
KrisAssets Holdings Berhad *                                   811           592
MEXICO - 0.80%
Alfa SA de CV                                                7,936        48,550
America Movil SA de CV                                     469,560       617,421
Cemex SA de CV                                              72,900       379,910
Coca-Cola Femsa SA de CV                                     6,859        18,368
Consorcio ARA SA de CV                                       3,785        14,345
Controladora Comercial Mexicana SA de CV                     6,671        10,496
Corp GEO SA de CV *                                          9,148        28,397
Fomento Economico Mexicano SA de CV                         15,855       110,438
Grupo Aeroportuario del Sureste SA de CV                     6,130        24,306
Grupo Bimbo SA de CV                                         7,388        23,968
Grupo Carso SA de CV *                                      18,534        40,858
Grupo Financiero Banorte SA de CV                            8,140        72,501
Grupo Mexico SA                                             25,818        50,695
Grupo Modelo SA                                             12,908        41,624
Grupo Televisa SA                                           50,643       180,952
Industrias Penoles SA de CV                                  1,650         7,339
Kimberly-Clark de Mexico SA de CV *                         12,426        46,748
Telefonos de Mexico SA de CV                               335,220       355,978
TV Azteca SA de CV *                                        29,651        17,832
Urbi Desarrollos Urbanos SA de CV *                          3,300        24,466
Vitro SA de CV                                               2,914         3,375
Wal-Mart de Mexico SA                                       44,266   $   224,576
                                                                     -----------
                                                                       2,343,143

NETHERLANDS - 4.30%
ABN AMRO Holdings NV                                        39,234       942,856
Aegon NV                                                    31,351       466,867
Akzo Nobel NV                                                6,312       276,051
ASML Holding NV *                                           10,802       177,922
Corio NV                                                     1,079        62,841
DSM NV                                                       3,372       132,916
Euronext NV                                                  2,396       105,799
Getronics NV                                                 2,499        30,675
Hagemeyer NV *                                              10,385        30,680
Heineken NV                                                  5,469       176,140
IHC Caland NV                                                  810        67,783
ING Groep NV                                                42,126     1,258,713
Koninklijke (Royal) KPN NV                                  47,021       422,966
Koninklijke (Royal) Philips Electronics NV                  29,564       788,183
Koninklijke Ahold NV *                                      36,097       273,777
Oce-Van Der Grinten NV                                       1,623        25,500
Randstad Holdings NV                                           942        36,280
Reed Elsevier NV                                            16,316       225,856
Rodamco Europe NV                                            1,101        95,453
Royal Dutch Shell PLC, A Shares, EURO                          626        20,735
Royal Dutch Shell PLC, A Shares, GBP                        94,504     3,135,290
Royal Dutch Shell PLC, B Shares, EURO                       62,897     2,179,059
Royal Numico NV *                                            3,336       146,461
TNT Post Group NV                                            8,918       222,271
Unilever NV                                                 12,843       916,002
Vedior NV                                                    4,170        59,333
VNU NV                                                       5,583       176,041
Wereldhave NV                                                  414        44,005
Wolters Kluwer NV                                            6,288       117,370
                                                                     -----------
                                                                      12,613,825

NEW ZEALAND - 0.17%
Auckland International Airport, Ltd.                        24,101        38,116
Carter Holt Harvey, Ltd.                                    16,143        28,218
Contact Energy, Ltd.                                         7,114        37,503
Fisher & Paykel Appliances Holdings, Ltd.                    6,141        15,037
Fisher & Paykel Healthcare Corp.                            11,293        29,219
Fletcher Building, Ltd.                                     11,403        62,645
Sky City Entertainment Group, Ltd.                          10,302        34,372
Sky Network Television, Ltd. *                               4,659        19,908
Telecom Corp. of New Zealand, Ltd.                          50,733       211,850
Tower, Ltd. *                                                5,016         8,037
Vector, Ltd. *                                               3,427         7,464
Warehouse Group, Ltd.                                        3,392         9,176
Waste Management Corp.                                       2,453        10,447
                                                                     -----------
                                                                         511,992

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

NORWAY - 0.63%
Den Norske Bank ASA                                          16,401   $  169,344
Norsk Hydro ASA                                               3,586      402,077
Norske Skogindustrier ASA                                     2,670       39,514
Orkla ASA                                                     4,718      179,341
Petroleum Geo-Services ASA *                                  1,332       42,482
Prosafe ASA                                                     850       31,855
Schibsted ASA                                                 1,171       36,452
Smedvig ASA, A shares                                           880       21,605
Statoil ASA                                                  16,171      401,962
Stolt Offshore ASA *                                          4,721       54,703
Stolt-Nielsen SA *                                            1,000       40,001
Storebrand ASA                                                5,922       57,975
Tandberg ASA                                                  3,339       44,691
Tandberg Television ASA *                                     1,600       20,864
Telenor ASA                                                  19,391      173,521
Tomra Systems ASA                                             4,433       31,599
Yara International ASA                                        5,212       94,276
                                                                      ----------
                                                                       1,842,262

PERU - 0.06%
Cia de Minas Buenaventura SA                                  2,375       72,786
Credicorp SA                                                  1,378       39,411
Edegel SA                                                    19,749        9,330
Luz Del Sur SA                                                3,005        3,881
Minsur SA                                                     7,272       13,176
Southern Peru Copper Corp.                                      402       22,311
Union de Cervecerias Peruanas Backus &
   Johnston SA                                               13,517        7,760
                                                                      ----------
                                                                         168,655

PHILIPPINES - 0.05%
ABS-CBN Broadcasting Corp. *                                  6,600        1,652
Ayala Corp.                                                   2,120       10,898
Ayala Land, Inc.                                            107,000       15,306
Bank of the Philippine Islands *                             19,400       18,038
Equitable PCI Bank Corp.                                      6,200        5,488
Filinvest Land, Inc. *                                       77,000        1,735
First Philippine Holdings Corp.                               5,400        4,007
Globe Telecommunications, Inc.                                  750        9,991
Jollibee Foods Corp.                                          7,200        4,635
Manila Electric Company *                                     7,400        2,779
Megaworld Corp. *                                            65,000        1,557
Metropolitan Bank & Trust Company                            12,100        5,950
Petron Corp.                                                 46,000        2,550
Philippine Long Distance Telephone Company                    1,050       31,636
San Miguel Corp.                                              8,400       13,894
SM Investments Corp.                                          3,270       12,747
SM Prime Holdings, Ltd.                                      74,000        9,527
                                                                      ----------
                                                                         152,390

POLAND - 0.23%
Agora SA                                                        755   $   15,771
Bank BPH SA                                                     208       41,789
Bank Pekao SA                                                 1,811      100,140
Bank Zachodni WBK SA *                                          529       20,151
Boryszew SA                                                     661        3,371
BRE Bank SA *                                                   208        9,904
Budimex SA *                                                    278        3,416
Computerland SA *                                               149        4,211
Debica SA                                                       150        3,087
Globe Trade Centre SA *                                         145        6,414
Grupa Kety SA                                                   203        8,356
JELFA SA                                                         90        2,013
KGHM Polska Miedz SA                                          2,659       38,391
Mondi Packaging Paper Swiecie SA                                302        3,896
Orbis SA                                                        613        6,045
Polska Grupa Farmaceutyczna SA                                  239        3,855
Polski Koncern Naftowy Orlen SA                               7,237      148,508
Powszechna Kasa Oszczednosci Bank Polski SA                   9,669       93,564
Prokom Software SA                                              252        8,980
Softbank SA *                                                   253        2,565
Telekomunikacja Polska SA                                    16,921      132,031
TVN SA *                                                        398        6,969
                                                                      ----------
                                                                         663,427

PORTUGAL - 0.24%
Banco BPI, SA                                                 8,463       37,757
Banco Comercial dos Acores, SA                               52,226      145,470
Banco Espirito Santo, SA                                      2,596       41,601
Brisa Auto Estrada, SA                                        8,889       77,065
Cimpor-Cimentos De Portugal, SA                               4,994       27,640
Electricidade De Portugal, SA                                49,655      138,908
Jeronimo Martins, SGPS, SA                                      744       10,765
Portugal Telecom, SGPS, SA                                   18,696      171,332
PT Multimedia Servicos de Telecomunicacoes e
   Multimedia, SGPS, SA *                                     2,332       24,745
Sonae, SGPS, SA                                              22,268       38,128
                                                                      ----------
                                                                         713,411

RUSSIA - 0.83%
AFK Sistema, Reg. S, Spons. GDR                               2,995       73,378
Gazprom, ADR                                                  2,185      146,395
JSC MMC Norilsk Nickel, ADR                                   2,276      188,908
Lukoil Oil Company, ADR                                      15,655      905,172
Mechel Steel Group, ADR                                         868       31,665
Mobile Telesystems, ADR                                       3,083      125,416
RAO Unified Energy System, ADR                                2,517       97,408
Rostelecom, ADR                                               1,887       28,267
Sberbank of Russian Federation, ADR                           1,212      115,746
Sibirtelecom, ADR                                               193       10,808
Surgutneftegaz, ADR for PFD Shares                            2,119      184,035

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

RUSSIA (CONTINUED)
Surgutneftegaz, ADR                                           4,444   $  238,865
Tatneft, ADR                                                  2,001      128,764
UralsvyAzinform, ADR                                          1,801       14,156
VolgaTelecom, ADR                                             1,355       10,840
Vympel Communicatii, ADR *                                    2,855      126,876
Wimm-Bill-Dann Foods OJSC, ADR *                                560       10,752
                                                                      ----------
                                                                       2,437,451

SINGAPORE - 0.69%
Allgreen Properties, Ltd.                                    12,420        9,846
Ascendas Real Estate                                         22,395       29,016
CapitaLand, Ltd.                                             24,725       45,932
CapitaMall Trust                                             16,629       23,120
Chartered Semiconductor Manufacturing, Ltd. *                25,430       17,302
City Developments, Ltd.                                      12,715       69,960
ComfortDelGro Corp., Ltd.                                    43,269       38,399
Cosco Corp. Singapore, Ltd.                                  10,000       15,027
Creative Technology, Ltd.                                     1,404       10,383
Datacraft Asia, Ltd. *                                        3,886        3,750
DBS Group Holdings, Ltd.                                     28,316      264,690
Fraser & Neave, Ltd.                                          4,640       47,217
Haw Par Corp., Ltd.                                           2,613        8,039
Jardine Cycle and Carriage, Ltd.                              2,638       17,324
Keppel Corp., Ltd.                                           14,010      105,267
Keppel Land, Ltd.                                             9,124       19,973
Neptune Orient Lines, Ltd.                                   12,362       22,526
Olam International, Ltd. *                                   16,000       13,158
Oversea-Chinese Banking Corp., Ltd.                          64,448      238,308
OverSeas Union Enterprises, Ltd.                              1,295        7,317
Parkway Holdings, Ltd.                                       15,305       19,558
SembCorp Industries, Ltd. *                                  21,415       38,009
SembCorp Logistics, Ltd.                                      7,352        7,177
SembCorp Marine, Ltd.                                        12,362       21,868
Singapore Airlines, Ltd.                                     14,010       96,149
Singapore Exchange, Ltd.                                     18,601       27,732
Singapore Land, Ltd.                                          3,591       11,579
Singapore Petroleum Co., Ltd.                                 3,000       10,472
Singapore Post, Ltd.                                         33,849       24,231
Singapore Press Holdings, Ltd.                               39,059      106,761
Singapore Technologies Engineering, Ltd.                     32,202       48,391
Singapore Telecommunications, Ltd.                          168,707      244,539
SMRT Corporation, Ltd.                                       15,010        9,236
ST Assembly Test Services, Ltd. *                            32,134       19,772
Suntec Real Estate Investment Trust *                        21,191       14,418
United Overseas Bank, Ltd.                                   28,963      241,608
United Overseas Land, Ltd.                                   12,568       17,399
Venture Corp., Ltd.                                           6,534       56,053
Want Want Holdings                                           10,000       10,300
Wing Tai Holdings, Ltd.                                       7,772   $    6,943
                                                                      ----------
                                                                       2,038,749

SOUTH AFRICA - 1.33%
African Bank Investments, Ltd. *                             11,426       38,222
Alexander Forbes, Ltd. *                                      5,891       13,308
Allan Gray Property Trust                                    25,003       19,758
Anglo American Platinum Corp., Ltd. - ZAR                     1,590       93,861
AngloGold Ashanti, Ltd.                                       3,213      139,546
Aspen Pharmacare Holdings, Ltd.                               4,832       24,797
Aveng, Ltd.                                                   7,622       20,097
AVI, Ltd. *                                                   5,649       13,695
Barloworld, Ltd.                                              5,263       96,345
Bidvest Group, Ltd. *                                         6,198       90,006
Consol, Ltd. *                                                5,649       10,671
Edgars Consolidated Stores, Ltd.                             11,860       59,277
Ellerine Holdings, Ltd.                                       2,720       27,022
FirstRand, Ltd.                                              73,132      195,134
Foschini, Ltd.                                                5,154       36,916
Gold Fields, Ltd.                                             8,380      125,743
Grindrod, Ltd.                                                1,644       14,544
Harmony Gold Mining Company, Ltd. *                           8,156       91,799
Impala Platinum Holdings, Ltd.                                1,539      175,159
Imperial Holdings, Ltd. *                                     4,561       95,492
Investec, Ltd.                                                  837       31,393
JD Group, Ltd.                                                3,229       39,419
Kumba Resources, Ltd.                                         1,528       23,693
Liberty Group, Ltd.                                           3,133       31,712
Massmart Holdings, Ltd.                                       4,756       40,429
Metropolitan Holdings, Ltd.                                  12,704       22,238
Mittal Steel South Africa, Ltd.                               3,939       35,121
MTN Group, Ltd.                                              32,228      267,311
Murray & Roberts Holdings, Ltd.                               6,304       19,500
Nampak, Ltd.                                                 14,504       36,280
Naspers, Ltd.                                                 7,266      118,944
Nedbank Group, Ltd.                                           4,816       69,899
Network Healthcare Holdings, Ltd. *                          29,758       30,683
Old Mutual PLC                                               93,425      230,162
Pick'n Pay Stores, Ltd.                                       5,566       24,928
Pretoria Portland Cement Co., Ltd.                              344       15,758
Reunert, Ltd.                                                 4,369       29,092
Sanlam, Ltd.                                                 63,891      128,737
Sappi, Ltd.                                                   4,984       58,647
Sasol, Ltd.                                                  13,868      537,692
Shoprite Holdings, Ltd.                                      10,333       28,059
Spar Group, Ltd.                                              4,315       20,989
Standard Bank Group, Ltd.                                    29,472      324,760
Steinhoff International Holdings, Ltd.                       16,752       51,950
Super Group, Ltd.                                             7,228       13,199

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Telkom SA, Ltd.                                               6,094   $  121,007
Tiger Brands, Ltd.                                            4,121       90,691
Tongaat-Hulett Group, Ltd.                                      971       11,044
Truworths International, Ltd.                                11,559       36,938
Woolworths Holdings, Ltd.                                    19,884       41,004
                                                                      ----------
                                                                       3,912,671

SPAIN - 2.96%
Abertis Infrastructuras SA                                    4,958      144,676
Acciona SA                                                      684       78,559
Acerinox SA                                                   4,398       61,304
ACS Actividades SA                                            5,492      160,590
Aguas De Barcelona SA                                         1,412       34,375
Altadis SA, Series A                                          6,364      285,999
Antena 3 de Television SA                                     1,876       34,112
Banco Bilbao Vizcaya Argentaria SA                           75,751    1,332,659
Banco Popular Espanol SA                                     18,948      231,674
Banco Santander Central, Hispano SA                         132,755    1,749,630
Cintra Concesiones de Infraestructuras de
   Transporte SA                                              4,708       64,887
Corporacion Mapfre SA                                         2,590       44,597
Ebro Puleva SA *                                              1,912       34,352
Endesa SA                                                    21,269      571,140
Fomento de Construcciones SA                                  1,093       65,357
Gamesa Corporation Tecno SA                                   2,645       40,760
Gas Natural SDG SA                                            3,725      108,697
Grupo Ferrovial SA                                            1,401      116,986
Iberdrola SA                                                 18,103      507,515
Iberia Lineas Aereas de Espana SA                            11,316       28,927
Indra Sistemas SA                                             3,012       66,282
Industria de Diseno Textil SA                                 4,848      142,752
Inmobiliaria Colonial SA                                        697       42,442
Metrovacesa SA                                                1,240       91,580
NH Hoteles SA                                                 1,364       21,151
Promotora de Informaciones SA                                 1,849       35,784
Repsol SA                                                    20,442      664,536
Sacyr Vallehermoso SA                                         2,274       64,025
Sogecable SA *                                                  805       31,527
Telefonica Publicidad e Informacion SA                        3,330       28,830
Telefonica SA                                                99,655    1,636,633
Union Fenosa SA                                               4,740      157,062
Zeltia SA *                                                   2,997       21,791
                                                                      ----------
                                                                       8,701,191

SWEDEN - 1.89%
Alfa Laval AB                                                 2,001       36,492
Assa Abloy AB, Series B                                       6,899       97,708
Atlas Copco AB, Series A *                                    7,911      153,480
Atlas Copco AB, Series B *                                    4,980       86,311
Axfood AB                                                       574       14,254
Billerud Aktibolag AB                                           907   $   11,614
Capio AB *                                                    1,530       30,277
Castellum AB                                                  1,005       37,176
D. Carnegie & Company AB                                        969       12,470
Electrolux AB, Series B                                       6,676      156,720
Elekta AB, Series B                                             717       32,921
Eniro AB                                                      3,778       44,222
Ericsson LM, Series B                                       342,450    1,253,471
Fabege AB                                                     1,967       35,109
Gambro AB, Series A                                           4,368       66,382
Gambro AB, Series B                                           2,313       35,002
Getinge AB, Series B                                          3,981       55,094
Hennes & Mauritz AB, Series B                                11,082      396,318
Hoganas AG, B Shares                                            453       10,663
Holmen AB, Series B                                           1,271       39,947
Lundin Petroleum AB, Series A *                               3,274       41,499
Modern Time Group AB, Series B *                              1,204       45,472
Nobel Biocare AG *                                               97        5,608
Nordea Bank AB                                               49,802      499,205
OMX AB *                                                      1,425       17,647
Oriflame Cosmetics AB                                           486       14,175
Sandvik AB                                                    4,680      233,346
SAS AB *                                                      1,554       16,582
Scania AB, Series B                                           2,213       80,144
Securitas AB, B Shares                                        6,899      107,077
Skandia Forsakrings AB                                       23,930      125,042
Skandinaviska Enskilda Banken AB, Series A                   11,067      203,259
Skanska AB, Series B                                          8,559      126,753
SKF AB, Series B *                                           13,852      180,952
SSAB Svenskt Stal AB, Series A                                1,166       35,365
SSAB Svenskt Stal AB, Series B                                  518       14,907
Svenska Cellulosa AB, Series B                                4,592      161,251
Svenska Handelsbanken AB, Series A                           12,139      281,824
Swedish Match AB                                              7,653       91,560
Tele2 AB, Series B *                                          7,038       71,913
Teliasonera AB                                               43,043      204,871
Trelleborg AB, Series B                                       1,554       26,029
Volvo AB, Series A                                            2,278       96,346
Volvo AB, Series B                                            5,304      231,530
Wihlborgs Fastigheter AB *                                      393        9,226
WM Data AB, Series B                                          6,477       17,509
                                                                      ----------
                                                                       5,544,723

SWITZERLAND - 5.48%
ABB, Ltd. *                                                  47,215      346,512
Adecco SA                                                     3,159      144,839
Ciba Specialty Chemicals Holding AG                           1,684       99,747
Clariant AG *                                                 5,774       83,318
Compagnie Financiere Richemont AG, Series A                  12,028      478,227

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Credit Suisse Group AG                                      29,525   $ 1,312,477
Geberit AG                                                      89        65,041
Givaudan AG                                                    176       113,192
Holcim, Ltd.                                                 4,083       272,253
Kudelski SA                                                    694        27,485
Kuoni Reisen Holding AG, Series B *                             62        24,964
Logitech International SA *                                  2,178        88,455
Lonza Group AG                                                 979        58,026
Micronas Semiconductor Holding AG *                            672        28,830
Nestle SA                                                    9,821     2,887,633
Nobel Biocare Holding AG, Series BR                            570       134,872
Novartis AG                                                 57,458     2,926,391
Phonak Holding AG                                            1,116        48,008
PSP Swiss Property AG *                                        881        44,426
Rieter Holdings AG                                             118        34,672
Roche Holdings AG                                           17,097     2,384,826
Schindler Holding AG                                           134        52,290
Serono AG, Series B                                            141        93,088
SIG Holding AG, REG                                            144        36,838
Societe Generale de Surveillance Holdings AG                   108        83,660
Straumann Holding AG                                           198        53,263
Sulzer AG                                                       83        42,240
Swatch Group AG, BR shares                                     838       115,916
Swatch Group AG                                              1,578        44,806
Swiss Reinsurance Company AG                                 7,819       515,605
Swisscom AG                                                    560       183,770
Syngenta AG *                                                2,590       272,261
Synthes AG                                                   1,147       134,721
UBS AG                                                      26,017     2,220,225
Unaxis Holding AG *                                            290        38,539
Valora Holding AG *                                             68        12,714
Zurich Financial Services AG *                               3,498       598,378
                                                                     -----------
                                                                      16,102,508

TAIWAN - 0.00%
Optimax Technology Corp.                                       364           592

THAILAND - 0.24%
Advanced Info Service Company, Ltd.                         21,800        55,768
Airports of Thailand, Public Co., Ltd.                      10,600        12,913
Bangkok Bank Public Co., Ltd., Alien MKT REG.               23,100        64,159
Bangkok Bank Public Co., Ltd.                                6,600        16,884
Bangkok Expressway, Public Co., Ltd.                         8,500         5,012
Banpu, Public Co., Ltd., Reg. *                              3,600        14,121
BEC World, Public Co., Ltd.                                 22,200         8,059
C.P. Seven Eleven, Public Co., Ltd.                         29,595         4,470
Charoen Pokphand Foods, Public Co., Ltd.                    56,500         8,535
Delta Electronics Thailand, Public Co., Ltd.                 8,800         3,280
Electricity Generating, Public Co., Ltd.                     3,200         5,730
GMM Grammy, Public Co., Ltd.                                 6,000         1,842
Hana Microelectronics, Public Co., Ltd. *                   13,700   $     8,278
Italian-Thai Development, Public Co., Ltd.                  32,700         7,808
Kasikornbank, Public Co., Ltd., Alien Mkt REG               28,600        46,685
Kasikornbank, Public Co., Ltd.                               5,200         7,918
Kiatnakin Finance, Public Co., Ltd. *                        5,100         3,883
Kim Eng Securities Thailand, Public Co., Ltd.                2,700         1,973
Krung Thai Bank, Public Co., Ltd.                           68,900        17,290
Land & Houses, Public Co., Ltd., Alien MKT
   REG                                                      59,900        13,207
Land & Houses, Public Co., Ltd.                             27,900         5,778
National Finance, Public Co., Ltd. *                        16,100         5,060
National Petrochemical, Public Co., Ltd. *                   1,800         5,569
PTT Exploration & Production, Public Co.,
   Ltd.                                                      6,400        72,974
PTT Public Co., Ltd.                                        20,700       123,055
Ratchaburi Electricity Generating Holding,
   Public Co., Ltd.                                          7,200         6,929
Sahaviriya Steel Industries, Public Co.,
   Ltd. *                                                  129,200         4,407
Shin Corp., Public Co., Ltd.                                25,500        25,472
Siam Cement, Public Co., Ltd., Alien Mkt REG                 7,400        45,794
Siam Cement, Public Co., Ltd.                                3,300        18,814
Siam City Cement, Public Co., Ltd. *                         1,500        10,379
Siam Commercial Bank PLC                                    18,800        23,589
Siam Makro, Public Co., Ltd. *                               2,100         3,223
Sino Thai Engineering & Construction, Public
   Co., Ltd.                                                12,300         3,776
Thai Airways International, Public Co.,
   Ltd. *                                                   12,500        11,344
Thai Olefins, Public Co., Ltd.                               4,900         7,640
Thailand Union Frozen Products, Public Co.,
   Ltd.                                                      7,500         5,253
Tisco Finance, Public Co., Ltd.                              6,500         4,355
True Corp., Public Co., Ltd. *                              41,000         7,742
United Broadcasting Corp., Public Co., Ltd. *                3,700         2,046
                                                                     -----------
                                                                         701,014

TURKEY - 0.26%
Adana Cimento Sanayii Turk Anonim Sirketi,
   Class A                                                     716         4,766
Akbank AS                                                   16,084       107,067
Akcansa Cimento AS                                             723         3,899
Aksa Akrilik Kimya Sanayii AS                                  199         1,895
Aksigorta AS                                                 1,589         9,632
Alarko Holding AS *                                             89         3,111
Anadolu Efes Biracilik Ve Malt Sanayii AS                    1,444        38,664
Arcelik AS                                                   2,570        14,814
Aygaz AS                                                     1,197         3,063
Cimsa Cimento Sanayi VE Tica AS                                892         6,236
Dogan Sirketler Grubu Holdings AS *                          6,609        18,483
Dogan Yayin Holding AS *                                     5,188        13,505

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Dogus Otomotiv Servis ve Ticaret AS                           1,031   $    2,868
Eregli Demir ve Celik Fabrikalari TAS                         7,252       48,005
Ford Otomotiv Sanayi AS                                       1,807       12,566
HACI Omer Sabanci Holdings, AS                                7,679       39,694
Hurriyet Gazetecilik AS                                       4,833       14,379
Ihlas Holding AS                                              7,750        4,727
Is Gayrimenkul Yatirim Ortakligi AS                           3,861        7,524
KOC Holdings AS                                               5,896       26,750
Migros Turk TAS                                               1,771       15,016
Tansas Perakende Magazacilik Ticaret AS *                     3,752        6,139
Tofas Turk Otomobil Fabrik AS                                 2,297        4,271
Trakya Cam Sanayi AS                                          2,067        7,380
Tupras Turkiye Petrol Rafine AS                               2,243       39,538
Turk Hava Yollari AS *                                          937        5,018
Turk Sise ve Cam Fabrikalari AS                               3,818       12,154
Turkcell Iletisim Hizmet AS                                   9,481       52,183
Turkiye Garanti Bankasi AS *                                 24,139       72,175
Turkiye Is Bankasi AS                                        15,081      104,877
Ulker Gida Sanayi ve Ticaret AS                               1,866        6,856
Vestel Elektronik Sanayi AS *                                 2,061        7,358
Yapi ve Kredi Bankasi AS *                                    8,661       36,074
                                                                      ----------
                                                                         750,687

UNITED KINGDOM - 17.53%
3i Group PLC *                                               14,301      198,385
Aegis Group PLC                                              23,790       58,932
Aggreko PLC                                                   4,315       17,866
Alliance Unichem PLC                                          6,375       97,741
AMEC PLC                                                      6,594       42,469
Amvescap PLC                                                 18,462      120,213
Anglo American PLC                                           33,021      987,423
ARM Holdings PLC                                             25,817       53,675
Arriva PLC                                                    3,806       39,564
Associated British Ports Holdings PLC                         6,663       61,924
AstraZeneca Group PLC                                        37,024    1,726,196
Aviva PLC                                                    55,221      608,233
BAA PLC                                                      24,144      266,575
Barclays PLC                                                146,953    1,489,908
Barratt Developments PLC                                      4,940       66,037
BBA Group PLC                                                 9,416       49,441
Bellway PLC                                                   2,206       34,173
Berkeley Group Holdings PLC *                                 1,824       28,046
BG Group PLC                                                 81,730      778,019
BHP Billiton PLC                                             57,077      925,088
BICC PLC                                                      8,826       51,145
BOC Group PLC                                                11,198      228,453
Boots Group PLC                                              16,378      176,339
Bovis Homes Group PLC                                         2,350       25,448
BP PLC                                                      483,967    5,767,394
BPB PLC                                                      10,356   $  134,864
Brambles Industries, Ltd.                                    18,343      113,028
Bristish Aerospace Systems PLC                               73,740      448,184
Britannic Group PLC                                           4,010       43,778
British Airways PLC *                                        11,208       58,057
British American Tobacco Australasia, Ltd.                   37,129      782,440
British Land Company PLC                                     12,805      213,091
British Sky Broadcasting Group PLC                           28,200      279,673
Brixton PLC                                                   5,176       35,741
BT Group PLC                                                197,247      775,673
Bunzl PLC                                                     8,606       86,492
Cable & Wireless PLC                                         59,211      149,818
Cadbury Schweppes PLC                                        47,773      483,509
Capita Group PLC                                             16,649      110,986
Carnival PLC                                                  3,820      198,110
Cattles PLC                                                   7,108       37,731
Centrica PLC                                                 85,881      373,817
Close Brothers Group PLC                                      2,329       34,266
Cobham PLC *                                                 23,120       64,738
Compass Group PLC                                            52,998      193,410
Cookson Group PLC *                                           4,273       24,950
Corus Group PLC                                             109,276       99,577
Daily Mail and General Trust PLC                              7,669       89,559
Davis Service Group PLC                                       2,830       23,960
De La Rue PLC *                                               2,758       18,739
Diageo PLC                                                   67,382      971,690
Dixons Group PLC                                             48,245      128,474
E D & F Manitoba Treasury Management PLC                      6,899      202,150
Electrocomponents PLC                                         9,142       39,348
EMAP PLC                                                      6,529       95,076
EMI Group PLC                                                20,147       86,447
Enterprise Inns PLC                                           8,788      131,004
Filtrona PLC *                                                5,532       26,820
First Choice Holidays PLC                                     8,874       33,248
FirstGroup PLC                                                8,361       48,820
FKI PLC                                                       9,686       19,109
Friends Provident Ethical Investment Trust PLC               47,207      156,198
Fyffes PLC                                                    1,341        4,093
Gallaher Group PLC                                           14,928      232,440
George Wimpey PLC                                             7,775       58,880
GKN PLC                                                      14,722       76,780
GlaxoSmithKline PLC                                         133,593    3,408,594
Grafton Group PLC *                                           1,617       16,456
Great Portland Estates PLC                                    2,141       14,708
Group 4 Securicor PLC                                        23,490       62,864
GUS PLC                                                      23,059      348,641
Hammerson PLC                                                 6,997      115,324
Hanson PLC                                                   18,141      188,901

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Hays PLC                                                    43,281   $    94,004
HBOS PLC                                                    88,709     1,339,669
Hilton Group PLC                                            39,151       217,866
HMV Group PLC                                                7,523        27,454
HSBC Holdings PLC                                          256,426     4,160,616
ICAP PLC                                                     8,869        57,436
IMI PLC                                                      7,342        55,731
Imperial Chemical Industries PLC                            29,733       157,434
Imperial Tobacco Group PLC                                  16,779       482,146
Inchcape PLC                                                 1,431        55,426
InterContinental Hotels Group PLC                           10,141       128,655
International Power PLC                                     36,915       162,314
Intertek Group PLC                                           2,967        35,882
Invensys PLC *                                              94,837        24,332
iSOFT Group PLC                                              4,322        33,037
ITV PLC                                                     92,974       185,894
J Sainsbury PLC                                             33,694       166,633
Johnson Matthey PLC                                          4,615        96,601
Kesa Electricals PLC                                        10,850        49,003
Kingfisher PLC                                              52,824       201,888
Land Securities Group PLC                                   10,554       276,192
Legal & General Group PLC                                  146,859       294,933
Liberty International PLC                                    6,101       107,411
Lloyds TSB Group PLC                                       129,805     1,072,592
Logicacmg PLC                                               15,693        48,870
London Stock Exchange PLC                                    4,857        48,986
Marconi Corp. *                                              3,847        21,646
Marks & Spencer Group, PLC                                  40,394       267,846
Meggitt PLC                                                  8,151        46,765
MFI Furniture Group PLC                                     10,222        19,669
Misys PLC                                                    9,339        33,379
Mitchells & Butler PLC                                      10,439        67,464
National Express Group PLC                                   2,656        39,476
National Grid PLC *                                         62,729       589,926
Next Group PLC                                               6,485       159,726
Ocean Group PLC                                              7,509       163,025
Pearson PLC                                                 18,007       209,968
Persimmon PLC                                                6,991       106,134
Pilkington PLC                                              22,839        56,172
Premier Farnell PLC                                          8,655        23,124
Provident Financial PLC                                      5,214        57,845
Prudential Corp. PLC                                        54,784       498,730
Punch Taverns PLC                                            6,454        91,358
Rank Group PLC                                              12,051        63,649
Reckitt Benckiser PLC                                       14,175       433,153
Reed Elsevier PLC                                           28,725       266,583
Rentokil Initial PLC                                        45,293       132,434
Reuters Group PLC                                           32,258       213,612
Rexam PLC                                                   13,838   $   125,975
Rio Tinto PLC                                               24,710     1,013,474
Rolls-Royce Group PLC *                                     34,034       224,921
Royal & Sun Alliance PLC                                    60,280       103,460
Royal Bank of Scotland Group PLC                            72,539     2,065,161
SAB Miller PLC                                              20,697       402,468
Schroders PLC                                                2,794        45,680
Scottish & Newcastle PLC                                    17,132       140,578
Scottish & Southern Energy PLC                              19,438       353,910
Scottish Power PLC                                          42,851       433,315
Serco Group PLC                                              9,937        45,099
Severn Trent PLC                                             8,603       150,852
Signet Group PLC                                            44,455        80,625
Slough Estates PLC                                          10,664       100,477
Smith & Nephew PLC                                          21,039       177,198
Smiths Group PLC                                            13,812       234,370
SSL International PLC                                        3,164        15,088
Stagecoach Group PLC                                        13,807        27,301
Tate & Lyle PLC                                             10,489        84,305
Taylor Woodrow PLC                                          12,255        70,310
Tesco PLC                                                  176,538       966,774
The Peninsular & Oriental Steam Navigation
   Co., PLC                                                 18,835       111,311
The Sage Group PLC                                          32,230       131,449
Tomkins PLC                                                 19,718       100,829
Travis Perkins PLC                                           2,498        62,675
Trinity Mirror PLC                                           6,155        65,398
Unilever PLC                                                63,943       669,794
United Business Media PLC                                    5,512        53,982
United Utilities PLC                                        18,935       219,449
Vodafone Group PLC                                       1,451,413     3,787,994
Whitbread PLC *                                              6,425       107,943
William Hill PLC                                            10,025       103,414
Wolseley PLC                                                13,286       281,864
WPP Group PLC                                               26,728       272,878
Yell Group PLC                                              17,542       148,443
Yorkshire Water PLC                                          9,465       117,650
                                                                     -----------
                                                                      51,478,046

UNITED STATES - 4.14%
iShares FTSE/Xinhua China 25 Index Fund *                   38,147     2,449,800
iShares MSCI Brazil Index Fund *                            63,805     2,125,983
iShares MSCI Malaysia Index Fund *                         166,400     1,218,048
iShares MSCI South Korea Index Fund *                      161,540     6,372,753
Molson Coors Brewing Co., B Shares                               1            64
                                                                     -----------
                                                                      12,166,648

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de Venezuela,
ADR                                                         1,747   $     24,510
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $243,092,413)                             $274,551,688
                                                                    ------------

PREFERRED STOCKS - 0.17%

GERMANY - 0.17%
Fresenius Medical Care AG, Non Voting                         512         40,437
Henkel KGAA, Vorzug AG, Non Voting                          1,444        131,755
Porsche AG, Non Voting                                        192        148,111
RWE AG, Non Votintg                                           965         55,748
Volkswagen AG, Non Voting                                   2,576        117,971
                                                                    ------------
                                                                         494,022

SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd. *                           356          2,129
                                                      -----------   ------------
TOTAL PREFERRED STOCKS (Cost $410,153)                              $    496,151
                                                                    ------------

RIGHTS - 0.00%

IRELAND - 0.00%
Eircom Group PLC, NIL Paid RTS
   (Expiration Date: 10/10/2005)                            1,615          1,149
Eircom Group PLC, RTS
   (Expiration Date: 10/10/2005)                            3,388          2,411
                                                                    ------------
                                                                           3,560

NORWAY - 0.00%
Norske Skogindustrier ASA, RTS
   (Expiration Date: 10/13/2005)                            2,670          4,682
                                                      -----------   ------------
TOTAL RIGHTS (Cost $0)                                              $      8,242
                                                                    ------------

SHORT TERM INVESTMENTS - 3.75%
AIM Short-Term Investments Trust, STIC Prime
   Portfolio, Institutional Class
   3.690% due 01/01/2050                              $10,996,903   $ 10,996,903
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $10,996,903)                                               $ 10,996,903
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX
   TRUST B)
   (COST $254,499,469) - 97.42%                                     $286,052,984
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.58%                          7,569,082
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $293,622,066
                                                                    ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Banking                                   12.75%
Telecommunications Equipment & Services    5.47%
Insurance                                  4.59%
International Oil                          4.43%
Mutual Funds                               4.14%

INTERNATIONAL OPPORTUNITIES TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.08%

AUSTRALIA - 0.94%
CSL, Ltd.                                                  131,311   $ 3,853,862

AUSTRIA - 1.59%
Erste Bank AG                                              121,731     6,531,854

BAHAMAS - 1.01%
Kerzner International, Ltd. *                               74,265     4,125,421

BRAZIL - 2.01%
Natura Cosmeticos SA                                        28,200     1,133,860
Petroleo Brasileiro SA, ADR *                               99,201     7,091,880
                                                                     -----------
                                                                       8,225,740

CANADA - 8.30%
Canadian National Railway Company *                        179,255    12,725,312
Precision Drilling Corp. *                                 121,552     5,989,913
Shoppers Drug Mart Corp.                                   231,144     8,182,970
Talisman Energy, Inc.                                      145,062     7,107,220
                                                                     -----------
                                                                      34,005,415

CHINA - 0.99%
CNOOC, Ltd., Sponsored ADR                                  56,284     4,063,142

FRANCE - 9.77%
JC Decaux SA *                                             261,133     5,781,089
Sanofi Aventis SA                                          122,078    10,120,113
Thomson SA                                                 184,836     3,855,742
Veolia Environnement SA                                    118,103     4,999,965
Vinci SA                                                   176,334    15,234,475
                                                                     -----------
                                                                      39,991,384

GERMANY - 6.17%
Continental AG                                             148,719    12,247,922
Fresenius AG                                                35,345     4,918,232
Hypo Real Estate Holding AG                                160,167     8,123,021
                                                                     -----------
                                                                      25,289,175

HONG KONG - 2.57%
Hang Lung Properties, Ltd.                               2,319,000     3,677,180
Shangri-La Asia, Ltd.                                    4,234,000     6,850,205
                                                                     -----------
                                                                      10,527,385

INDIA - 2.61%
ICICI Bank, Ltd., ADR                                      154,066     4,352,365
Reliance Industries, Ltd., GDR                             176,054     6,341,465
                                                                     -----------
                                                                      10,693,830

IRELAND - 1.41%
Anglo Irish Bank Corp. PLC                                 424,484     5,783,823

JAPAN - 19.60%
Chugai Pharmaceutical Company, Ltd.                        407,800     7,792,815
Credit Saison Company, Ltd.                                149,500     6,571,429
Fanuc, Ltd.                                                 53,500     4,334,966
Keyence Corp.                                               16,300     4,106,112
LeoPalace21 Corp.                                          282,109     6,822,708
Mitsubishi UFJ Financial Group, Inc.                           586     7,706,783
Murata Manufacturing Company, Ltd.                         111,900     6,252,059

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nippon Electric Glass Company, Ltd.                       454,000   $  8,194,801
Sumitomo Mitsui Financial Group, Inc.                         737      6,960,501
Sumitomo Realty & Development Company, Ltd.               560,000      8,313,871
Toyota Motor Corp.                                        135,500      6,219,162
Yamada Denki Company, Ltd.                                 92,000      7,007,900
                                                                    ------------
                                                                      80,283,107

MEXICO - 6.68%
America Movil SA de C.V., Series L, ADR                   349,044      9,186,838
Cemex SA, ADR                                             177,526      9,284,610
Grupo Televisa SA, ADR                                    123,669      8,868,304
                                                                    ------------
                                                                      27,339,752

NORWAY - 0.89%
Stolt Offshore ASA *                                      313,224      3,629,381

SINGAPORE - 1.94%
CapitaLand, Ltd.                                        4,271,000      7,934,294

SOUTH KOREA - 4.30%
Hyundai Motor Company, ADR                                182,435      7,147,803
Samsung Electronics Company, Ltd., GDR                     23,634      6,723,873
SK Telecom Company, Ltd., ADR                             170,520      3,724,157
                                                                    ------------
                                                                      17,595,833

SWEDEN - 2.52%
Telefonaktiebolaget LM Ericsson, SADR                     280,422     10,330,746

SWITZERLAND - 9.93%
Lonza Group AG                                            170,566     10,109,575
Roche Holdings AG                                         131,678     18,367,498
UBS AG                                                    142,636     12,172,195
                                                                    ------------
                                                                      40,649,268

UNITED KINGDOM - 12.85%
ARM Holdings PLC                                        2,889,558      6,007,525
British Energy Group PLC *                                482,124      4,086,209
Carphone Warehouse                                      1,297,988      4,570,356
Diageo PLC                                                405,706      5,850,531
EMI Group PLC                                             849,085      3,643,252
Enterprise Inns PLC                                       805,319     12,005,054
InterContinental Hotels Group PLC                         636,770      8,078,450
Reckitt Benckiser PLC                                     273,821      8,367,300
                                                                    ------------
                                                                      52,608,677
                                                                    ------------
TOTAL COMMON STOCKS (Cost $350,737,597)                             $393,462,089
                                                                    ------------
REPURCHASE AGREEMENTS - 4.32%
Repurchase Agreement with State Street Corp. dated
   09/30/2005 at 1.75% to be repurchased at
   $17,714,583 on 10/3/2005, collateralized by
   $180,000 U.S. Treasury Bonds, 7.50% due
   11/15/2016 and $180,000 U.S. Treasury Bonds,
   8.875% due 08/15/2017 and $15,000 U.S. Treasury
   Bonds, 8.125% due 08/15/2019 and $105,000 U.S.
   Treasury Bonds, 7.25% due 08/15/2022 and $45,000
   U.S. Treasury Bonds, 5.25% due 02/15/2029 and
   $795,000 U.S. Treasury Notes, 3.625% due
   05/15/2013 and $65,000 U.S. Treasury Notes,
   4.25% due 08/15/2013 and $10,925,000 U.S.
   Treasury Notes 4.0% due 6/15/2009 and $5,600,000
   U.S. Treasury Notes, 3.375% due 10/15/2009
   (valued at $18,068,431, including interest) (c)    $17,712,000   $ 17,712,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,712,000)                                               $ 17,712,000
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL OPPORTUNITIES
   TRUST)
   (COST $368,449,597) - 100.40%                                    $411,174,089
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40)%                       (1,642,345)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $409,531,744
                                                                    ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Banking                10.62%
Real Estate            8.51%
Hotels & Restaurants   7.58%
Electronics            7.23%
Pharmaceuticals        6.96%

INTERNATIONAL SMALL CAP TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 87.51%

AUSTRALIA - 4.00%
Billabong International, Ltd. (a)                          423,442   $ 4,223,458
Downer EDI, Ltd.                                         1,909,940     8,816,992
Iluka Resources, Ltd.                                      681,236     4,566,263
PaperlinkX, Ltd. (a)                                     3,280,984     7,924,192
                                                                     -----------
                                                                      25,530,905

BELGIUM - 0.81%
Barco NV (a)                                                66,535     5,150,631

BERMUDA - 2.35%
Axis Capital Holdings, Ltd.                                 62,600     1,784,726
Ngai Lik Industrial Holding, Ltd.                       23,576,558     2,978,623

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

BERMUDA (CONTINUED)
People's Food Holdings, Ltd. (a)                        15,792,000   $10,277,296
                                                                     -----------
                                                                      15,040,645

BRAZIL - 0.60%
Lojas Renner SA *                                          155,000     3,851,367

CANADA - 11.34%
CAE, Inc.                                                2,167,800    14,602,004
Domtar, Inc.                                               483,300     3,109,739
GSI Lumonics, Inc. *                                       724,800     7,529,255
Laurentian Bank of Canada                                  267,300     7,139,819
Legacy Hotels Real Estate Investment, REIT               1,211,850     7,306,904
Linamar Corp.                                              281,275     3,900,708
MDS, Inc.                                                  303,600     5,460,328
North West Company                                         415,825    11,064,072
Open Text Corp. *                                          441,200     6,213,549
Quebecor World, Inc.                                       246,850     4,635,281
Transcontinental, Inc., Class A                             56,200     1,043,690
Transcontinental, Inc., Class B                             21,800       408,791
                                                                     -----------
                                                                      72,414,140

CHINA - 0.58%
BYD Company, Ltd., H Shares                                 24,000        38,520
China Pharmaceutical Group, Ltd. * (a)                  19,250,000     3,648,019
                                                                     -----------
                                                                       3,686,539

DENMARK - 3.33%
Vestas Wind Systems AS (a)                                 878,799    21,298,711

FINLAND - 4.00%
Amer Group Oyj                                             357,300     6,841,617
Huhtamaki Oyj (a)                                          288,400     4,590,336
KCI Konecranes Oyj                                          50,500     2,344,377
Metso Oyj (a)                                              261,230     6,649,462
Orion Oyj, Series B (a)                                    228,270     5,105,849
                                                                     -----------
                                                                      25,531,641

GERMANY - 2.26%
Jenoptik AG * (a)                                          768,457     7,208,990
Vossloh AG (a)                                             137,310     7,245,272
                                                                     -----------
                                                                      14,454,262

HONG KONG - 8.73%
Asia Satellite Telecom Holdings                            932,000     1,766,210
China Oilfield Services Ltd., H shares (a)              15,444,000     6,371,164
China Resource Power Holdings                            9,104,000     5,780,262
Dah Sing Financial Group (a)                               463,200     3,105,138
Fountain Set Holdings, Ltd. (a)                         11,446,000     5,570,314
Giordano International, Ltd.                             6,512,000     4,491,353
Hang Lung Group, Ltd.                                      787,000     1,516,788
Hopewell Holdings, Ltd.                                  1,491,000     3,950,013
Hung Hing Printing                                       1,638,000     1,034,711
Lerado Group Holdings                                   17,418,000     1,392,191
TCL Communication Technology Holdings, Ltd. *           30,011,600     1,392,838
TCL International Holdings, Ltd. (a)                    33,046,000   $ 6,134,659
Techtronic Industries Company, Ltd. (a)                  1,176,000     2,994,218
Texwinca Holdings, Ltd. (a)                              4,470,000     3,054,164
Travelsky Technology Ltd.                                2,724,000     2,493,299
Weiqiao Textile Company, Ltd. (a)                        3,627,500     4,746,598
                                                                     -----------
                                                                      55,793,920

INDIA - 0.38%
Satyam Computer Services, Ltd., ADR                         80,500     2,432,710

INDONESIA - 0.32%
PT Indonesian Satellite Corp.                            4,002,500     2,061,540

ISRAEL - 1.28%
Orbotech, Ltd. *                                           327,910     8,204,308

JAPAN - 4.51%
Japan Airport Terminal Company, Ltd.                       398,000     3,864,248
Meitec Corp. (a)                                           261,700     8,384,933
Sohgo Security Services Company, Ltd. (a)                  726,500    10,657,514
Tokyo Individualized Educational Institute, Inc.           660,180     5,873,705
                                                                     -----------
                                                                      28,780,400

LUXEMBOURG - 0.51%
Thiel Logistik AG * (a)                                    932,397     3,237,938

NETHERLANDS - 9.36%
Aalberts Industries NV                                     159,036     8,447,274
Arcadis NV (a)                                              20,150       544,007
Draka Holdings * (a)                                       581,243     8,936,000
IHC Caland NV                                               87,775     7,345,233
Imtech NV                                                  224,091     7,565,849
Oce-Van Der Grinten NV (a)                                 309,700     4,865,874
OPG Groep NV                                               165,384    12,613,316
Pyaterochka Holding NV, GDR-USD *                          160,761     3,158,954
Pyaterochka Holding NV-GBP *                                19,600       398,272
Vedior NV                                                  417,430     5,939,377
                                                                     -----------
                                                                      59,814,156

NORWAY - 0.73%
Prosafe ASA (a)                                            124,080     4,650,106

SINGAPORE - 1.11%
Huan Hsin Holdings Ltd.                                  3,056,000     1,048,650
Osim International (a)                                   4,236,400     3,584,116
Want Want Holdings                                       2,387,000     2,458,610
                                                                     -----------
                                                                       7,091,376

SOUTH KOREA - 6.96%
Daeduck Electronics Company, Ltd.                          564,690     5,633,358
Daegu Bank                                                 901,580    10,983,277
Halla Climate Control                                    1,018,600     9,966,158
Hansol Paper Company                                       589,500     7,068,346
Pusan Bank                                                 994,890    10,831,656
                                                                     -----------
                                                                      44,482,795

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

SPAIN - 1.98%
Sol Melia SA (a)                                         454,030   $  6,284,948
Transportes Azkar (a)                                    789,510      6,359,300
                                                                   ------------
                                                                     12,644,248

SWEDEN - 1.99%
D. Carnegie & Company AB (a)                             750,280      9,655,551
Obsever AB (a)                                           776,990      3,055,059
                                                                   ------------
                                                                     12,710,610

SWITZERLAND - 3.46%
Gurit Heberlein                                            5,848      5,557,642
Kuoni Reisen Holding AG, Series B *                        6,710      2,701,699
SIG Holding AG, REG                                       20,750      5,308,233
Verwaltungs-und Privat-Bank AG                            28,593      4,724,832
Vontobel Holdings AG                                     131,725      3,806,638
                                                                   ------------
                                                                     22,099,044

TAIWAN - 5.68%
Acbel Polytech, Inc.                                  11,588,555      5,831,730
D-Link Corp.                                          12,113,200     12,556,510
Fu Sheng Industrial Company Ltd.                       5,702,400      6,271,944
Giant Manufacturing Company, Ltd.                      1,800,000      3,026,623
KYE System Corp.                                       4,792,383      3,509,211
Taiwan Fu Hsing                                        4,619,310      5,101,557
                                                                   ------------
                                                                     36,297,575

THAILAND - 2.90%
BEC World, Public Co., Ltd.                            8,024,600      2,913,060
Glow Energy PCL                                       13,871,600      7,536,525
Total Access Communication PCL * (a)                   2,502,600      8,058,372
                                                                   ------------
                                                                     18,507,957

UNITED KINGDOM - 7.64%
Avis Europe PLC * (a)                                  4,265,185      4,773,365
Bodycote International                                 2,965,305     11,385,586
Cambridge Antibody Technology Group PLC *                289,814      3,815,211
DS Smith PLC                                           2,498,000      6,685,195
Game Group PLC                                         3,589,100      5,429,727
Homeserve PLC                                            275,440      5,380,497
John Wood Group PLC                                    1,661,930      6,175,303
Yule Catto & Company PLC                               1,110,210      5,166,390
                                                                   ------------
                                                                     48,811,274

UNITED STATES - 0.70%
Steiner Leisure, Ltd. *                                  131,100      4,453,467
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $433,696,608)                            $559,032,265
                                                                   ------------

PREFERRED STOCKS - 0.72%

GERMANY - 0.72%
Hugo Boss AG (a)                                         131,200      4,586,246
                                                     -----------   ------------
TOTAL PREFERRED STOCKS (Cost $1,869,866)                           $  4,586,246
                                                                   ------------

SHORT TERM INVESTMENTS - 12.39%
State Street Navigator Securities
   Lending Prime Portfolio (c)                       $79,153,879   $ 79,153,879
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $79,153,879)                                              $ 79,153,879
                                                                   ------------

REPURCHASE AGREEMENTS - 11.13%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $71,127,371 on
   10/3/2005, collateralized by
   $74,400,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $72,540,000, including interest) (c)              $71,117,000   $ 71,117,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $71,117,000)                                              $ 71,117,000
                                                                   ------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP TRUST)
   (COST $585,837,353) - 111.75%                                   $713,889,390
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.75)%                    (75,049,298)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $638,840,092
                                                                   ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Electrical Equipment             6.34%
Computers & Business Equipment   5.37%
Banking                          5.27%
Business Services                4.62%
Electronics                      4.32%

INTERNATIONAL STOCK TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.63%

AUSTRALIA - 3.22%
Amcor, Ltd.                                                164,100   $   841,579
Australia and New Zealand Bank Group, Ltd.                 153,900     2,823,018
BHP Billiton, Ltd.                                         187,300     3,185,162
Commonwealth Bank of Australia, Ltd.                        49,656     1,457,739
Foster's Group, Ltd.                                       291,300     1,297,994
Macquarie Bank, Ltd.                                        42,200     2,430,298
Mirvac Group, Ltd.                                         244,800       755,886
National Australia Bank, Ltd.                              178,700     4,513,982
Qantas Airways, Ltd., ADR                                  268,600       691,831
Rinker Group, Ltd.                                          55,600       704,568
Santos, Ltd.                                               172,000     1,644,559
Stockland Company, Ltd.                                    105,000       494,349
Telstra Corp., Ltd.                                        866,200     2,694,489
Woodside Petroleum, Ltd.                                    43,100     1,185,888
Woolworths, Ltd.                                           184,900     2,350,136
                                                                     -----------
                                                                      27,071,478

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

AUSTRIA - 0.72%
Bank Austria Creditanstalt AG                                5,800   $   650,339
Bohler Uddeholm AG                                           3,700       624,560
OMV AG                                                      46,800     2,788,277
Telekom Austria AG                                          42,733       852,779
Voestalpine AG                                              12,500     1,103,005
                                                                     -----------
                                                                       6,018,960

BELGIUM - 1.42%
Colruyt SA                                                   3,200       417,496
Delhaize Group                                              18,200     1,080,160
DEXIA                                                      105,800     2,389,454
Electrabel SA                                                2,800     1,407,892
Fortis Group SA                                            137,400     3,997,784
KBC Bancassurance Holding NV                                13,668     1,110,811
UCB SA                                                      28,800     1,525,212
                                                                     -----------
                                                                      11,928,809

BERMUDA - 0.07%
Frontline, Ltd., Oslo-NOK                                   12,700       565,316

CANADA - 2.29%
BCE, Inc.                                                   29,600       812,059
Canadian Imperial Bank of Commerce                          21,800     1,363,263
Canadian Natural Resources, Ltd.                           116,300     5,259,270
EnCana Corp.                                                66,100     3,863,116
National Bank Canada Montreal Quebec                        18,300       948,772
Nexen, Inc.                                                 20,600       983,910
Petro-Canada                                                66,600     2,791,469
Potash Corp. of Saskatchewan, Inc.                           7,600       709,233
Royal Bank of Canada, Montreal                              34,200     2,494,852
                                                                     -----------
                                                                      19,225,944

CHINA - 0.02%
Noble Group, Ltd.                                          201,000       189,078

DENMARK - 0.88%
A P Moller- Maersk AS                                          106     1,063,579
A P Moller- Maersk AS                                          170     1,741,449
Danske Bank AS                                              34,600     1,062,190
DSV AS                                                       6,700       714,482
H. Lundbeck AS (a)                                          33,800       861,507
TDC AS                                                      36,100     1,948,167
                                                                     -----------
                                                                       7,391,374

FINLAND - 2.98%
Fortum Corp. Oyj                                           185,100     3,727,333
Kesko Oyj                                                   32,400       901,688
Kone Corp. Oyj *                                             9,500       647,213
Metra Oyj, B Shares                                         30,800       984,174
Metso Oyj                                                   45,400     1,155,631
Nokia AB - Oyj                                             636,050    10,691,269
Outokumpu Oyj                                               70,000       936,907
Pohjola Group Oyj                                           27,100       436,240
Rautaruukki Oyj                                             69,400   $ 1,564,026
Sampo Oyj, A Shares                                        169,400     2,696,265
YIT-Yhtyma Oyj                                              30,900     1,315,250
                                                                     -----------
                                                                      25,055,996

FRANCE - 5.90%
Alstom RGPT *                                               51,115     2,434,561
Assurances Generales de France                               5,500       527,899
AXA Group                                                   18,300       503,991
BNP Paribas SA                                              96,100     7,329,244
Business Objects SA *                                       27,700       953,589
Carrefour SA                                                24,300     1,121,640
Compagnie De Sanit Gobain SA                                39,300     2,267,987
Compagnie Generale des Etablissements
   Michelin, Class B                                        19,700     1,161,108
France Telecom SA                                           66,900     1,926,352
L'Oreal SA                                                  10,406       808,690
LVMH Moet Hennessy SA                                       12,109     1,001,631
Neopost SA                                                   7,600       739,083
Peugeot SA                                                  66,600     4,537,304
Pinault-Printemps-Redoute SA                                 7,500       789,497
Publicis Groupe SA                                          29,000       925,958
Renault Regie Nationale SA                                  15,100     1,434,757
Sanofi Aventis SA                                           82,400     6,830,856
Societe Generale                                            31,700     3,629,355
Total SA                                                    29,100     7,968,661
Vinci SA                                                    21,300     1,840,226
Zodiac SA                                                   12,900       763,742
                                                                     -----------
                                                                      49,496,131

GERMANY - 7.04%
Adidas-Salomon AG                                            5,788     1,009,048
Allianz AG                                                  27,900     3,779,322
Altana AG                                                   39,900     2,241,030
BASF AG                                                     42,188     3,179,393
Bayer AG                                                    43,800     1,610,300
Bayerische Motoren Werke (BMW) AG                           56,700     2,670,488
Bilfinger Berger AG                                         10,000       537,787
DaimlerChrysler AG                                          43,100     2,293,955
Depfa Bank AG                                               59,500       957,797
Deutsche Bank AG                                            32,900     3,087,183
Deutsche Boerse AG                                          19,700     1,888,464
Deutsche Postbank AG                                        10,100       554,247
E.ON AG                                                     79,900     7,363,527
Fresenius AG                                                 8,832     1,228,967
Hochtief AG                                                 35,300     1,581,280
Karstadt Quelle AG                                          60,100       815,996
MAN AG                                                      27,500     1,415,247
Merck & Company AG                                          15,700     1,325,742
Muenchener Rueckversicherungs-
   Gesellschaft AG                                          30,700     3,516,715

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
RWE AG                                                      28,600   $ 1,898,448
Salzgitter AG                                               25,700     1,276,129
Schering AG                                                 45,900     2,911,211
Suedzucker AG                                               33,200       755,414
Thyssen Krupp AG                                           172,300     3,608,779
Tui AG                                                      77,800     1,662,335
Volkswagen AG                                               95,800     5,914,400
                                                                     -----------
                                                                      59,083,204

GREECE - 0.29%
Bank of Piraeus SA                                          30,600       642,754
Hellenic Telecommunications Organization SA *               37,560       750,906
National Bank Of Greece SA                                  25,200     1,004,566
                                                                     -----------
                                                                       2,398,226

HONG KONG - 0.59%
Cheung Kong Holdings, Ltd.                                 175,000     1,976,292
CLP Holdings, Ltd.                                         169,000     1,006,556
Hong Kong Electric Holdings, Ltd.                          232,000     1,146,997
Sino Land Company, Ltd.                                    282,000       341,732
Yue Yuen Industrial Holdings, Ltd.                         159,000       436,602
                                                                     -----------
                                                                       4,908,179

IRELAND - 0.76%
Allied Irish Banks PLC - Dublin                             81,000     1,728,755
Anglo Irish Bank Corp. PLC                                  72,000       983,643
Bank of Ireland - London                                    31,700       500,733
CRH PLC - Dublin                                            79,000     2,148,072
DCC PLC - Dublin                                            31,454       633,385
Kerry Group PLC - Dublin                                    17,700       415,115
                                                                     -----------
                                                                       6,409,703

ITALY - 6.14%
Banca Intesa SpA - Non convertible                         291,822     1,273,802
Banca Intesa SpA                                           228,410     1,067,928
Banca Monte dei Paschi Siena SpA                           403,800     1,796,668
Banca Naz Del Lavoro SpA *                                 325,700     1,048,586
Banca Popolare di Milano SpA                               112,100     1,152,326
Banche Popolari Unite SpA                                   37,600       765,760
Benetton Group SpA                                          56,000       602,321
Capitalia SpA                                              412,200     2,261,490
Enel SpA                                                 1,001,300     8,656,824
Eni SpA                                                    641,600    19,116,674
ERG S.p.A                                                   41,839     1,160,338
Fiat SpA *                                                 299,300     2,685,066
Fineco Group SpA                                            72,000       655,907
Finmeccanica SpA                                            39,051       777,418
Impregilo S.p.A. *                                         157,000       637,977
Italcementi SpA *                                           51,700       576,644
Mediobanca SpA                                              98,300     1,940,338
San Paolo-IMI SpA                                          107,455     1,674,034
Telecom Italia SpA, Di Risp                              1,328,983   $ 3,709,759
                                                                     -----------
                                                                      51,559,860

JAPAN - 24.57%
Aderans Company, Ltd.                                       18,300       500,728
Advantest Corp.                                             29,400     2,283,596
Aioi Insurance Co Ltd *                                    117,000       698,107
Alps Electric Company                                       60,000       976,036
Amada Company, Ltd.                                        119,000       950,572
Asahi Kasei Corp.                                          151,000       826,338
Astellas Pharmaceuticals, Inc.                              39,000     1,469,880
Chiyoda Corp. *                                             68,000     1,254,424
Chubu Electric Power Company, Inc.                         141,900     3,469,376
Daido Steel Company, Ltd.                                  180,000     1,159,804
Daiei Inc. *                                                43,050     1,081,047
Daiichi Sankyo Company, Ltd. *                              92,000     1,887,992
Daikyo Inc. * (a)                                          223,000       964,473
Dainippon Ink & Chemicals, Inc.                            271,000       892,211
Dainippon Screen Manufacturing Company, Ltd.               139,000       909,122
Daito Trust Construction Company, Ltd.                      20,000       877,356
Eisai Company, Ltd.                                         48,500     2,076,217
Fanuc, Ltd.                                                 26,800     2,171,534
Fuji Heavy Industries Ltd. *                               297,000     1,344,817
Haseko Corp. * (a)                                         475,500     1,473,150
Hirose Electric Company, Ltd.                                7,400       864,133
Hitachi Chemical, Ltd.                                      30,800       644,300
Hitachi, Ltd.                                              166,000     1,053,480
Hokkaido Electric Power Co., Ltd.                           25,600       545,690
Honda Motor Company, Ltd.                                  160,400     9,089,263
Hoya Corp., New Shares *                                    23,100       787,025
Hoya Corp.                                                   7,700       256,225
Ibiden Company, Ltd.                                        47,800     1,995,622
Inpex Corp.                                                     47       365,480
Isetan Company, Ltd.                                        39,300       627,163
Ishikawajima Harima Heavy Industries Co.,
   Ltd. *                                                  514,000     1,038,934
Isuzu Motors Ltd. * (a)                                    717,000     2,645,359
Itochu Corp.                                               389,000     2,681,575
Japan Tobacco, Inc.                                            290     4,581,844
JGC Corp.                                                   65,000     1,190,476
JSR Corp.                                                   41,500       864,469
Kajima Corp.                                               290,000     1,382,232
Kansai Electric Power Company, Ltd.                         86,000     1,901,496
Kao Corp.                                                   78,000     1,924,269
Kawasaki Heavy Industries, Ltd.                            595,000     1,507,260
Keisei Electric Railway Co., Ltd.                          114,000       626,877
Kenedix, Inc. *                                                119       397,034
Kobe Steel Company, Ltd.                                   475,000     1,446,445
Komatsu, Ltd.                                              199,000     2,715,513

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Konami Corp.                                               31,700   $    714,890
Kyushu Electric Power                                      76,200      1,698,266
LeoPalace21 Corp.                                          70,600      1,707,436
Marubeni Corp.                                            558,000      2,600,503
Marui Company, Ltd.                                        31,100        526,225
Matsushita Electric Industrial Company, Ltd.               73,000      1,239,057
Mazda Motor Corp. *                                       396,000      1,740,659
Mitsubishi Corp.                                          328,000      6,485,017
Mitsubishi Motors Corp. * (a)                           2,279,000      4,686,941
Mitsubishi Rayon Company, Ltd.                            194,000        869,871
Mitsubishi UFJ Financial Group, Inc.                          296      3,892,846
Mitsui & Company, Ltd.                                    270,000      3,386,469
Mitsui Chemicals, Inc.                                    178,000      1,052,650
Mitsui Sumitomo Insurance Company, Ltd.                    78,000        904,647
Mitsui Trust Holdings, Inc.                               338,000      4,689,845
Mizuho Financial Group, Inc.                                  707      4,505,530
NEC Corp.                                                 175,000        949,954
NGK Insulators, Ltd.                                       64,000        815,146
Nikon Corp.                                                74,000        935,328
Nippon Electric Glass Company, Ltd.                        40,000        722,009
Nippon Mining Holdings, Inc.                              133,000      1,056,534
Nippon Steel Corp.                                        490,000      1,842,447
Nippon Telegraph & Telephone Corp.                            470      2,314,842
Nippon Yusen Kabushiki Kaisha                             145,000        973,962
Nippon Zeon Company                                        80,000        875,590
Nissan Chemical Industries, Ltd.                           68,000        854,089
Nissan Motor Company, Ltd.                                356,500      4,078,062
Nissin Food Products Co., Ltd.                             15,000        391,235
Nitto Denko Corp.                                          26,800      1,511,558
Nomura Research Institute, Ltd.                             6,000        693,764
NTT Data Corp.                                                400      1,546,405
NTT DoCoMo, Inc.                                              700      1,248,069
Olympus Optical Company, Ltd.                              76,000      1,687,100
Orix Corp.                                                  7,800      1,411,360
Osaka Gas Company, Ltd.                                   446,000      1,562,840
Penta-Ocean Construction Co., Ltd. *                      309,000        550,933
Resona Holdings, Inc. *                                     1,326      3,429,260
Sanken Electric Company                                    58,000        667,055
SANKYO Co., Ltd.                                            8,000        422,260
Sapporo Hokuyo Holdings, Inc. *                                20        188,887
Secom Company, Ltd.                                        35,000      1,686,747
Sharp Corp.                                                66,000        957,712
Shimizu Corp.                                             193,000      1,265,713
Shin-Etsu Chemical Company, Ltd.                           34,200      1,494,241
SHINKO ELECTRIC INDUSTRIES CO., LTD. *                      7,700        437,010
SMC Corp.                                                   9,700      1,293,676
Sompo Japan Insurance, Inc.                                59,000        782,709
Stanley Electric Corp.                                     34,900        529,530
Sumitomo Corp.                                            207,000   $  2,188,852
Sumitomo Heavy Industries, Ltd.                           188,000      1,335,805
Sumitomo Metal Industries, Ltd.                         1,304,000      4,580,891
Sumitomo Trust & Banking Company, Ltd.                    216,000      1,780,696
TAIHEIYO CEMENT Corp.                                     137,000        512,715
Taisei Corp.                                              330,000      1,360,254
Taisho Pharmaceuticals Company, Ltd.                       33,000        595,657
Takeda Pharmaceutical Company, Ltd.                       382,400     22,816,753
Terumo Corp.                                               27,500        885,961
THK Company, Ltd.                                          36,000        899,245
Tohoku Electric Power Company, Ltd.                        79,700      1,776,270
Tokuyama Corp.                                             83,000        814,652
Tokyo Electric Power Company, Ltd.                         76,000      1,925,239
Tokyo Electron, Ltd.                                       35,300      1,878,803
Tokyo Gas Company, Ltd.                                   415,000      1,688,645
Tokyo Seimitsu Company, Ltd.                               17,500        792,400
TonenGeneral Sekiyu K.K                                   127,000      1,479,677
Toshiba Corp.                                             289,000      1,275,431
Toyo Tire & Rubber Co., Ltd. *                            106,000        558,560
Toyota Motor Corp.                                         14,500        665,519
Ube Industries, Ltd.                                      395,000      1,066,861
UFJ NICOS Co., Ltd. *                                      95,000        805,817
UNI Charm Corp.                                            16,500        713,624
Urban Corp. *                                              22,800      1,128,982
Yakult Honsha Company, Ltd. (a)                            28,400        720,685
Yamada Denki Company, Ltd.                                 24,400      1,858,617
Yamaha Corp.                                               36,500        633,060
Yamato Transport Company, Ltd.                             57,000        938,806
Yaskawa Electric Corporation *                             53,000        406,523
                                                                    ------------
                                                                     206,360,823

LUXEMBOURG - 0.27%
Arcelor SA                                                 97,400      2,285,478

NETHERLANDS - 8.38%
ABN AMRO Holdings NV                                      632,200     15,192,772
Aegon NV                                                  347,600      5,176,330
Akzo Nobel NV                                              47,000      2,055,515
Buhrmann NV                                                77,900        944,015
Corio NV                                                   12,000        698,881
CSM NV                                                     27,121        771,779
DSM NV                                                     43,800      1,726,491
Heineken Holding NV                                        19,300        570,861
Heineken NV                                                67,200      2,164,305
ING Groep NV                                              564,710     16,873,377
Koninklijke Ahold NV *                                    260,100      1,972,723
Oce-Van Der Grinten NV                                     32,300        507,484
Royal Dutch Shell PLC, A Shares, EURO                     382,441     12,667,717
Royal Dutch Shell PLC, B Shares, EURO                     171,077      5,926,941
Stork N.V                                                  10,700        531,565

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
TNT Post Group NV                                           32,100   $   800,057
Unilever NV                                                 14,941     1,065,638
Wereldhave NV                                                7,087       753,286
                                                                     -----------
                                                                      70,399,737

NORWAY - 0.87%
Den Norske Bank ASA                                         71,200       735,155
Norsk Hydro ASA                                             36,600     4,103,741
Orkla ASA                                                   25,200       957,904
Statoil ASA                                                 32,200       800,395
Yara International ASA                                      40,700       736,191
                                                                     -----------
                                                                       7,333,386

SINGAPORE - 1.28%
CapitaLand, Ltd.                                           589,000     1,094,193
Cosco Corp. Singapore, Ltd.                                517,000       776,915
DBS Group Holdings, Ltd.                                   317,000     2,963,230
Keppel Corp., Ltd.                                         151,000     1,134,566
Keppel Land, Ltd.                                          160,000       350,244
Neptune Orient Lines, Ltd.                                 338,000       615,909
SembCorp Industries, Ltd. *                                485,000       860,819
SembCorp Marine, Ltd.                                      187,000       330,797
Singapore Technologies Engineering, Ltd.                   499,000       749,865
Singapore Telecommunications, Ltd.                         377,000       546,458
StarHub Ltd.                                               537,000       641,763
United Overseas Bank, Ltd.                                  81,000       675,699
                                                                     -----------
                                                                      10,740,458

SPAIN - 3.12%
Acciona SA                                                  10,500     1,205,950
ACS Actividades SA                                          35,500     1,038,043
Altadis SA, Series A                                        12,807       575,549
Banco Santander Central, Hispano SA                         76,900     1,013,495
Endesa SA                                                  231,709     6,222,120
Fomento de Construcciones SA                                16,600       992,607
Gas Natural SDG SA                                          32,200       939,607
Iberdrola SA                                               224,400     6,291,020
Repsol SA                                                  181,900     5,913,272
Sacyr Vallehermoso SA                                       41,200     1,160,004
Union Fenosa SA                                             24,600       815,130
                                                                     -----------
                                                                      26,166,797

SWEDEN - 1.99%
Electrolux AB, Series B                                     88,800     2,084,588
Hennes & Mauritz AB, Series B                              166,500     5,954,427
Nordea Bank AB                                             244,500     2,450,819
Securitas AB, B Shares                                      61,600       956,076
Skandia Forsakrings AB                                     113,000       590,460
Skanska AB, Series B                                        31,400       465,014
Svenska Cellulosa AB, Series B                              23,300       818,194
Swedish Match AB                                           111,800     1,337,563
Tele2 AB, Series B *                                       200,800   $ 2,051,736
                                                                     -----------
                                                                      16,708,877

SWITZERLAND - 2.35%
Credit Suisse Group AG                                     108,300     4,814,267
Nobel Biocare Holding AG, Series BR                            841       198,995
Roche Holdings AG                                           20,241     2,823,376
Serono AG, Series B                                          1,700     1,122,343
Swiss Life Holding *                                         7,000       994,880
Swisscom AG                                                  8,200     2,690,923
Zurich Financial Services AG *                              41,400     7,082,002
                                                                     -----------
                                                                      19,726,786

UNITED KINGDOM - 20.48%
Alliance & Leicester PLC                                    78,400     1,193,001
ARM Holdings PLC                                           411,618       855,773
Arriva PLC                                                  50,500       524,959
AstraZeneca Group PLC                                      202,833     9,456,829
Aviva PLC                                                  298,700     3,290,038
Barclays PLC                                               292,500     2,965,560
Barratt Developments PLC                                   118,466     1,583,633
BBA Group PLC                                              152,600       801,257
Berkeley Group Holdings PLC *                               49,400       759,579
BHP Billiton PLC                                           252,600     4,094,069
Boots Group PLC                                            246,200     2,650,788
BP PLC                                                      76,309       909,368
Bristish Aerospace Systems PLC                             181,900     1,105,569
British American Tobacco Australasia, Ltd.                 156,939     3,307,264
British Sky Broadcasting Group PLC                         165,400     1,640,353
BT Group PLC                                             2,018,200     7,936,559
Cable & Wireless PLC                                       613,700     1,552,810
Cadbury Schweppes PLC                                      383,000     3,876,333
Centrica PLC                                               935,400     4,071,540
Cobham PLC *                                               359,400     1,006,348
Compass Group PLC                                          267,100       974,752
Diageo PLC                                                 100,600     1,450,714
Dixons Group PLC                                           641,900     1,709,347
E D & F Manitoba Treasury Management PLC                    12,931       378,895
Enterprise Inns PLC                                         71,900     1,071,828
Friends Provident Ethical Investment Trust
   PLC                                                     212,000       701,461
Gallaher Group PLC                                         220,000     3,425,560
George Wimpey PLC                                          201,132     1,523,180
GlaxoSmithKline PLC                                      1,271,200    32,434,367
GUS PLC                                                    232,300     3,512,267
Hanson PLC                                                 116,400     1,212,065
HBOS PLC                                                   701,000    10,586,388
IMI PLC                                                     94,300       715,806
Imperial Tobacco Group PLC                                 224,500     6,451,024
ITV PLC                                                    163,447       326,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
J Sainsbury PLC                                           379,100   $  1,874,830
Johnson Matthey PLC                                        49,100      1,027,762
Kingfisher PLC                                            408,300      1,560,484
Lloyds TSB Group PLC                                      954,500      7,887,132
National Grid PLC *                                       408,529      3,841,957
Next Group PLC                                             99,200      2,443,302
Northern Rock                                              56,600        836,237
O2 PLC *                                                  711,500      1,985,960
Prudential Corp. PLC                                       60,677        552,377
Rank Group PLC                                            147,500        779,045
Rio Tinto PLC                                             143,600      5,889,713
Royal & Sun Alliance PLC                                  849,400      1,457,841
Royal Bank of Scotland Group PLC                           81,900      2,331,665
Scottish & Newcastle PLC                                  176,200      1,445,826
Scottish & Southern Energy PLC                            251,900      4,586,378
Scottish Power PLC                                        309,800      3,132,737
Severn Trent PLC                                           73,300      1,285,298
Taylor Woodrow PLC                                        401,400      2,302,945
The Sage Group PLC                                        268,900      1,096,700
Unilever PLC                                               92,455        968,453
United Utilities PLC                                       80,800        936,438
Vodafone Group PLC                                      1,024,000      2,672,503
Wolseley PLC                                               49,900      1,058,634
                                                                    ------------
                                                                     172,010,301
                                                                    ------------
TOTAL COMMON STOCKS (Cost $715,830,318)                             $803,034,901
                                                                    ------------

PREFERRED STOCKS - 0.38%

GERMANY - 0.27%
Henkel KGAA, Vorzug AG, Non Voting                          5,979        545,541
Volkswagen AG, Non Voting                                  38,146      1,746,945
                                                                    ------------
                                                                       2,292,486

ITALY - 0.11%
Unipol SpA                                                312,200        913,834
                                                      -----------   ------------
TOTAL PREFERRED STOCKS (Cost $2,961,511)                            $  3,206,320
                                                                    ------------

SHORT TERM INVESTMENTS - 0.57%
State Street Navigator Securities
   Lending Prime Portfolio                            $ 1,982,442   $  1,982,442
United States Treasury Bills
   zero coupon due 02/23/2006 ****                      2,850,000      2,808,151
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $4,790,884)                                                $  4,790,593
                                                                    ------------

REPURCHASE AGREEMENTS - 3.27%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $27,493,009 on
   10/3/2005, collateralized by
   $28,360,000 U.S. Treasury Notes,
   3.25% due 08/15/2007 (valued at
   $28,040,950, including interest) (c)               $27,489,000   $ 27,489,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $27,489,000)                                               $ 27,489,000
                                                                    ------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
   (COST $751,071,713) - 99.85%                                     $838,520,814
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%                          1,232,765
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $839,753,579
                                                                    ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Banking                11.61%
Pharmaceuticals         8.94%
Electrical Utilities    6.64%
Insurance               6.01%
International Oil       5.58%

INTERNATIONAL VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 94.73%

AUSTRALIA - 2.33%
National Australia Bank, Ltd. (a)                          890,379   $22,491,072
Qantas Airways, Ltd., ADR (a)                            6,477,400    16,683,778
                                                                     -----------
                                                                      39,174,850

BELGIUM - 0.63%
Agfa Gevaert NV                                            440,000    10,637,567

BERMUDA - 0.66%
ACE, Ltd.                                                  230,000    10,826,100
People's Food Holdings, Ltd. (a)                           414,000       269,428
                                                                     -----------
                                                                      11,095,528

BRAZIL - 0.38%
Empresa Brasileira de Aeronautica SA, ADR                  164,900     6,365,140

CANADA - 2.50%
Alcan Aluminum, Ltd. CAD (a)                               314,500     9,982,622
Alcan Aluminum, Ltd. USD                                     5,300       168,169
Barrick Gold Corp. (a)                                     641,500    18,621,430
Domtar, Inc. (a)                                         2,060,300    13,256,765
                                                                     -----------
                                                                      42,028,986

CAYMAN ISLANDS - 0.61%
XL Capital, Ltd., Class A                                  150,200    10,218,106

CHINA - 0.94%
China Telecom Corp., Ltd. (a)                           41,772,000    15,751,436

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

DENMARK - 2.64%
Vestas Wind Systems AS (a)                              1,827,660   $ 44,295,455

FINLAND - 2.44%
Stora Enso Oyj, R Shares (a)                            1,284,790     17,722,844
UPM-Kymmene Oyj (a)                                     1,155,380     23,196,065
                                                                    ------------
                                                                      40,918,909

FRANCE - 5.75%
AXA Group (a)                                             671,617     18,496,648
France Telecom SA                                         400,575     11,534,357
Sanofi Aventis SA                                         172,296     14,283,122
Sanofi-Synthelabo SA                                      132,600      5,509,530
Suez SA (a)                                               292,200      8,473,650
Total SA (a)                                              118,172     32,359,885
Vivendi Universal, ADR                                    180,000      5,891,400
                                                                    ------------
                                                                      96,548,592

GERMANY - 5.44%
BASF AG (a)                                                76,434      5,760,257
Bayer AG (a)                                              269,540      9,909,595
Bayerische Motoren Werke (BMW) AG                         162,100      7,634,674
Deutsche Post AG                                        1,003,930     23,557,083
E.ON AG (a)                                               161,236     14,859,394
Muenchener Rueckversicherungs-
   Gesellschaft AG                                        192,740     22,078,558
Siemens AG                                                 96,980      7,495,756
                                                                    ------------
                                                                      91,295,317

HONG KONG - 2.03%
Bank of East Asia, Ltd.                                   896,600      2,623,817
Cheung Kong Holdings, Ltd.                              1,415,000     15,979,734
Hutchison Whampoa, Ltd. (a)                             1,498,200     15,509,377
                                                                    ------------
                                                                      34,112,928

ISRAEL - 1.24%
Check Point Software Technologies, Ltd. *                 854,830     20,789,466

ITALY - 1.66%
Eni SpA (a)                                               934,902     27,855,700

JAPAN - 10.48%
Canon, Inc.                                                56,700      3,067,841
Hitachi, Ltd.                                           2,274,000     14,431,405
Honda Motor Company, Ltd.                                  67,900      3,847,637
KDDI Corp.                                                  4,664     26,346,794
Konica Minolta Holdings, Inc. (a)                       1,339,500     12,201,456
Mizuho Financial Group, Inc.                                1,589     10,126,290
Nintendo Company, Ltd.                                    106,100     12,399,170
Nippon Telegraph & Telephone Corp., ADR                   502,886     12,481,630
Nomura Securities Company, Ltd. (a)                     1,024,500     15,924,308
Sony Corp. (a)                                            696,100     22,917,631
Sumitomo Mitsui Financial Group, Inc. (a)                   1,737     16,404,872
Takeda Pharmaceutical Company, Ltd.                       289,400     17,267,699
Toyota Motor Corp.                                        184,800      8,481,928
                                                                    ------------
                                                                     175,898,661

MEXICO - 0.93%
Telefonos de Mexico SA de CV, Class L, ADR                732,400   $ 15,578,148

NETHERLANDS - 7.86%
Aegon NV                                                  361,400      5,381,835
Akzo Nobel NV                                             595,930     26,062,619
ING Groep NV (a)                                          877,668     26,224,475
Koninklijke (Royal) Philips Electronics NV                855,898     22,818,442
Reed Elsevier NV (a)                                    1,694,250     23,452,796
Royal Dutch Shell PLC, B Shares, EURO                     398,904     13,819,978
VNU NV (a)                                                448,492     14,141,701
                                                                    ------------
                                                                     131,901,846

NORWAY - 2.40%
Norske Skogindustrier ASA (a)                             752,750     11,140,295
Telenor ASA (a)                                         3,246,770     29,053,759
                                                                    ------------
                                                                      40,194,054

PHILIPPINES - 0.12%
Philippine Long Distance
Telephone Company, ADR *                                   64,800      1,973,160

PORTUGAL - 0.85%
Portugal Telecom, SGPS, SA                              1,561,410     14,308,885

SINGAPORE - 1.51%
DBS Group Holdings, Ltd.                                  417,000      3,898,003
Venture Corp., Ltd.                                     2,498,000     21,429,375
                                                                    ------------
                                                                      25,327,378

SOUTH AFRICA - 0.81%
Sappi, Ltd.                                             1,159,240     13,640,801

SOUTH KOREA - 5.58%
Kookmin Bank ADR                                          271,270     16,072,747
KT Corp., Sponsored ADR                                   579,500     13,038,750
Posco-Sponsored ADR                                       168,980      9,557,509
Samsung Electronics Company                                62,830     35,437,928
SK Telecom Company, Ltd., ADR                             896,100     19,570,824
                                                                    ------------
                                                                      93,677,758

SPAIN - 3.75%
Banco Santander Central, Hispano SA (a)                   309,348      4,077,019
Gamesa Corporation Tecno SA (a)                         1,229,224     18,942,493
Iberdrola SA                                              284,623      7,979,362
Repsol SA                                                 565,183     18,373,175
Telefonica SA                                             828,426     13,605,236
                                                                    ------------
                                                                      62,977,285

SWEDEN - 1.95%
ForeningsSparbanken AB, Series A (a)                      244,150      5,920,912
Nordic Baltic Holding AB-EUR                              874,320      8,729,231
Nordic Baltic Holding-DKK                                 373,998      3,731,460
Securitas AB, B Shares (a)                                921,500     14,302,344
                                                                    ------------
                                                                      32,683,947

SWITZERLAND - 4.80%
Nestle SA (a)                                             101,599     29,872,786

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                  ------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Novartis AG                                            207,029   $   10,544,185
Swiss Reinsurance Company AG                           293,680       19,366,020
UBS AG (a)                                             243,373       20,768,836
                                                                 --------------
                                                                     80,551,827

TAIWAN - 3.71%
Chunghwa Telecom Company Ltd., ADR                     394,200        7,296,642
Compal Electronics, Inc.                            17,645,600       17,414,033
Lite-On Technology Corp.                            20,438,960       22,819,107
Mega Financial Holding Company, Ltd.                23,289,000       14,737,430
                                                                 --------------
                                                                     62,267,212

UNITED KINGDOM - 20.58%
Amvescap PLC                                           661,950        4,310,218
AstraZeneca Group PLC                                  127,200        5,930,537
Boots Group PLC                                      1,803,320       19,415,995
BP PLC                                               2,765,864       32,960,569
Bristish Aerospace Systems PLC                       2,730,054       16,592,975
British Sky Broadcasting Group PLC                   2,438,970       24,188,468
Cadbury Schweppes PLC                                1,019,800       10,321,369
Compass Group PLC                                   12,053,240       43,986,969
GlaxoSmithKline PLC                                    814,200       20,774,120
HSBC Holdings PLC                                           85            1,379
Morrison W Supermarket                               5,576,380       17,538,330
Pearson PLC                                          1,563,290       18,228,513
Rentokil Initial PLC                                 8,162,600       23,866,914
Rolls-Royce Group PLC *                              1,396,200        9,227,085
Royal Bank of Scotland Group PLC                     1,003,560       28,571,015
Shire Pharmaceuticals Group                            889,700       10,854,358
Smiths Group PLC                                       768,000       13,031,851
Unilever PLC                                         1,972,850       20,665,316
Vodafone Group PLC                                   9,539,225       24,896,104
                                                                 --------------
                                                                    345,362,085

UNITED STATES - 0.15%
Compal Electronics, Inc.                               516,894        2,584,472
                                                  ------------   --------------
TOTAL COMMON STOCKS (Cost $1,357,683,397)                        $1,590,015,499
                                                                 --------------

PREFERRED STOCKS - 0.49%

GERMANY - 0.49%
Volkswagen AG, Non Voting                              179,750        8,231,881
                                                  ------------   --------------
TOTAL PREFERRED STOCKS (Cost $5,468,995)                         $    8,231,881
                                                                 --------------

RIGHTS - 0.08%

NORWAY - 0.08%
Norske Skogindustrier ASA, RTS
   (Expiration Date: 10/13/2005)                       752,750        1,320,057
                                                  ------------   --------------
TOTAL RIGHTS (Cost $0)                                           $    1,320,057
                                                                 --------------

SHORT TERM INVESTMENTS - 13.07%
State Street Navigator Securities
   Lending Prime Portfolio (c)                    $219,427,991   $  219,427,991
                                                  ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $219,427,991)                                           $  219,427,991
                                                                 --------------

REPURCHASE AGREEMENTS - 3.91%
Repurchase Agreement with State Street Corp.
   dated 09/30/2005 at 1.75% to be repurchased
   at $65,566,560 on 10/3/2005, collateralized
   by $13,205,000 U.S. Treasury Notes, 4.00%
   due 06/15/2009 (valued at $13,287,531,
   including interest) and $55,100,000 U.S.
   Treasury Notes, 3.375% due 09/15/2009
   (valued at $53,584,750, including interest)
   (c)                                            $ 65,557,000   $   65,557,000
                                                  ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $65,557,000)                                            $   65,557,000
                                                                 --------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
   (COST $1,648,137,383) - 112.28%                               $1,884,552,428
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.28)%                                                        (206,170,931)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,678,381,497
                                                                 ==============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Electronics                               7.68%
Telecommunications Equipment & Services   7.52%
Banking                                   7.42%
Insurance                                 6.71%
Food & Beverages                          6.26%

INVESTMENT QUALITY BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. TREASURY OBLIGATIONS - 22.13%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 7.56%
0.875% due 04/15/2010                                  $ 7,269,396   $ 7,083,685
1.875% due 07/15/2013                                   16,905,445    17,132,621
2.00% due 07/15/2014                                     5,181,500     5,293,021
3.875% due 01/15/2009                                    6,491,495     7,042,259
                                                                     -----------
                                                                      36,551,586

U.S. TREASURY BONDS - 10.48%
6.25% due 08/15/2023                                     1,535,000     1,835,464
7.875% due 02/15/2021                                    7,500,000    10,201,755
8.125% due 08/15/2021                                   14,920,000    20,807,566
8.125% due 08/15/2019 ****                               6,550,000     8,942,538
8.75% due 08/15/2020                                     1,000,000     1,447,305

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   -----------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY BONDS (CONTINUED)
   8.875% due 08/15/2017 to 02/15/2019                $ 5,225,000   $  7,475,127
                                                                    ------------
                                                                      50,709,755

U.S. TREASURY NOTES - 4.09%
   3.375% due 02/28/2007                               20,000,000     19,781,240
                                                      -----------   ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $101,014,391)                                              $107,042,581
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.86%

FEDERAL HOME LOAN BANK - 0.64%
   5.80% due 09/02/2008                                 3,000,000      3,103,029

FEDERAL HOME LOAN MORTGAGE CORP. - 0.99%
   4.00% due 11/15/2019                                 1,000,000        922,522
   6.30% due 03/15/2023                                    97,973         99,088
   6.50% due 04/01/2029 to 08/01/2034                     360,203        370,448
   6.625% due 09/15/2009                                3,000,000      3,227,418
   7.50% due 06/01/2010 to 05/01/2028                     160,156        169,887
                                                                    ------------
                                                                       4,789,363

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.03%
   3.125% due 12/15/2007                                4,000,000      3,891,976
   4.682% due 05/01/2013                                1,619,343      1,609,211
   4.874% due 02/01/2013                                2,897,186      2,908,691
   5.00% due 03/01/2019 to 06/01/2019                  15,394,456     15,359,610
   5.25% due 04/15/2007                                 5,000,000      5,062,950
   5.636% due 12/01/2011                                1,693,933      1,760,929
   5.77% due 03/01/2009                                 2,649,202      2,715,317
   5.885% due 11/01/2011                                2,167,045      2,272,931
   6.051% due 03/01/2012 to 05/01/2012                  2,504,036      2,651,296
   6.085% due 10/01/2011                                1,189,816      1,255,649
   6.27% due 11/01/2007                                 1,504,340      1,537,121
   6.28% due 04/01/2011                                 1,000,000      1,058,591
   6.34% due 01/01/2008                                   251,544        257,725
   6.43% due 01/01/2008                                   288,576        296,176
   6.44% due 02/01/2011                                 3,527,301      3,741,327
   6.46% due 06/01/2009                                 1,390,490      1,455,768
   6.50% due 09/01/2031                                     1,495          1,541
   6.625% due 09/15/2009                                5,000,000      5,373,110
   6.80% due 10/01/2007                                   110,228        112,754
   7.00% due 06/01/2029                                     4,927          5,159
                                                                    ------------
                                                                      53,327,832

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.06%
   6.00% due 08/15/2008 to 04/15/2035                   1,166,512      1,198,075
   6.50% due 07/15/2008 to 02/15/2035                   1,047,043      1,090,132
   7.00% due 04/15/2023 to 03/15/2029                   2,669,384      2,812,947
   8.00% due 07/15/2030 to 10/15/2030                 $    31,688   $     33,934
                                                                    ------------
                                                                       5,135,088

HOUSING & URBAN DEVELOPMENT - 0.14%
   7.498% due 08/01/2011                                  600,000        660,468
                                                      -----------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $68,352,392)                                               $ 67,015,780
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.34%

ARGENTINA - 0.08%
Republic of Argentina
   4.005% due 08/03/2012 (b)                              459,375        368,189

SOUTH AFRICA - 0.12%
Republic of South Africa
   7.375% due 04/25/2012                                  510,000        573,750

TRINIDAD AND TOBAGO - 0.14%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                                   500,000        706,250
                                                      -----------   ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $1,524,493)                                                $  1,648,189
                                                                    ------------

CORPORATE BONDS - 46.32%

AEROSPACE - 0.22%
Argo Tech Corp.
   9.25% due 06/01/2011                                    40,000         42,400
Moog, Inc.
   6.25% due 01/15/2015                                     5,000          5,025
   6.25% due 01/15/2015                                    10,000         10,050
Northrop Grumman Corp.
   7.875% due 03/01/2026                                  115,000        146,587
Raytheon Company
   4.85% due 01/15/2011                                   800,000        798,039
Sequa Corp.
   9.00% due 08/01/2009                                    50,000         53,000
                                                                    ------------
                                                                       1,055,101

AGRICULTURE - 0.52%
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                                 1,000,000      1,150,552
Bunge Limited Finance Corp.
   5.10% due 07/15/2015                                   295,000        289,568
Case New Holland, Inc.
   9.25% due 08/01/2011                                    95,000        100,462
Monsanto Company
   5.50% due 08/15/2025                                 1,000,000        974,039
United Agri Products, Inc.
   8.25 due 12/15/2011                                     22,000         23,210
                                                                    ------------
                                                                       2,537,831

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

AIR TRAVEL - 0.83%
American Airlines
   3.857% due 07/09/2010                                 $  203,375   $  196,157
Continental Airlines, Series 1997-4, Class 4A
   6.90% due 01/02/2018                                   1,043,859    1,020,256
Continental Airlines, Series 981A
   6.648% due 09/15/2017                                    780,178      754,108
Delta Air Lines Inc., Class G-1, Series 2002-1
   6.718% due 07/02/2024                                    830,758      850,798
Northwest Airlines Corp., Series 2000-1
   8.072% due 04/01/2021                                    733,771      736,274
Northwest Airlines Corp., Series 992A
   7.575% due 03/01/2019                                    211,264      211,275
Southwest Airlines Company
   5.25% due 10/01/2014                                     255,000      249,465
                                                                      ----------
                                                                       4,018,333

ALUMINUM - 0.33%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                    200,000      206,686
   6.45% due 03/15/2011                                     440,000      470,321
Alcoa, Inc.
   6.75% due 01/15/2028                                     800,000      928,577
                                                                      ----------
                                                                       1,605,584

AUTO PARTS - 0.10%
ArvinMeritor, Inc.
   8.75% due 03/01/2012                                      60,000       58,800
Dana Corp.
   7.00% due 03/01/2029                                     325,000      247,493
Dura Operating Corp., Series B
   8.625% due 04/15/2012                                     35,000       31,150
Tenneco Automotive, Inc.
   10.25% due 07/15/2013                                     10,000       11,175
TRW Automotive, Inc.
   11.00% due 02/15/2013                                     20,000       22,550
United Rentals North America, Inc.
   6.50% due 02/15/2012                                      80,000       77,200
Visteon Corp.
   7.00% due 03/10/2014                                      25,000       21,688
                                                                      ----------
                                                                         470,056

AUTOMOBILES - 0.46%
Chrysler Corp.
   7.45% due 02/01/2097                                   1,000,000    1,043,196
DaimlerChrysler North America Holding
   4.75% due 01/15/2008                                   1,150,000    1,143,942
Ford Motor Company
   7.45% due 07/16/2031                                      75,000       58,500
                                                                      ----------
                                                                       2,245,638

BANKING - 6.02%
American Express Centurion Bank
   4.375% due 07/30/2009                                    500,000      494,567
Bank of America Corp.
   4.375% due 12/01/2010                                 $1,750,000   $1,717,819
   7.40% due 01/15/2011                                   1,500,000    1,675,144
Bayerische Landesbank Girozentrale
   5.65% due 02/01/2009                                     200,000      206,123
BB & T Corp.
   4.90% due 06/30/2017                                     685,000      670,156
Chase Manhattan Corp.
   7.00% due 11/15/2009                                   1,000,000    1,081,517
Chevy Chase Bank FSB
   6.875% due 12/01/2013                                     40,000       41,100
China Development Bank
   5.00% due 10/15/2015                                     325,000      321,295
Citicorp
   6.375% due 11/15/2008                                    600,000      629,348
Credit National
   7.00% due 11/14/2005                                   1,300,000    1,303,153
First Financial Caribbean Corp.
   7.84% due 10/10/2006                                     500,000      490,021
First Massachusetts Bank NA
   7.625% due 06/15/2011                                  1,000,000    1,129,084
First Republic Bank of San Francisco
   7.75% due 09/15/2012                                     825,000      915,750
First Union National Bank Chase
   6.645% due 06/15/2031                                  2,934,646    3,083,952
First Union National Bank, Series BKNT
   6.919% due 12/15/2036                                    500,000      606,869
   7.80% due 08/18/2010                                   1,500,000    1,702,226
Frost National Bank
   6.875% due 08/01/2011                                  1,000,000    1,083,545
HBOS PLC MTN
   6.00% due 11/01/2033                                     820,000      866,223
Huntington National Bank
   4.90% due 01/15/2014                                     500,000      490,191
National Australia Bank Ltd.
   8.60% due 05/19/2010                                     175,000      201,297
National City Corp.
   6.875% due 05/15/2019                                  1,000,000    1,156,198
NBD Bancorp
   8.25% due 11/01/2024                                   2,000,000    2,591,330
Regions Financial Corp.
   7.00% due 03/01/2011                                      95,000      104,539
Republic New York Corp.
   9.50% due 04/15/2014                                   1,000,000    1,285,748
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                                   2,750,000    2,896,988
Sanwa Bank Limited New York Branch
   7.40% due 06/15/2011                                     450,000      498,963
Sovereign Bancorp, Inc.
   4.80% due 09/01/2010                                     225,000      223,401

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
VTB Capital SA
   6.25% due 07/02/2035                                 $  500,000   $   520,625
Wells Fargo Bank NA
   7.55% due 06/21/2010                                  1,000,000     1,118,085
                                                                     -----------
                                                                      29,105,257

BROADCASTING - 1.09%
CanWest Media, Inc.
   10.625% due 05/15/2011                                   75,000        81,563
Chancellor Media Corp.
   8.00% due 11/01/2008                                    400,000       430,707
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                    675,000       732,682
Comcast Cable Communications
   8.50% due 05/01/2027                                  1,400,000     1,776,363
Corus Entertainment, Inc.
   8.75% due 03/01/2012                                     65,000        69,631
Emmis Communications Corp.
   9.745% due 06/15/2012 (b)                                50,000        50,375
Liberty Media Corp.
   5.70% due 05/15/2013                                     30,000        27,301
   7.875% due 07/15/2009                                    35,000        36,830
   8.25% due 02/01/2030                                     20,000        19,152
Liberty Media Group
   7.75% due 07/15/2009                                      5,000         5,241
LIN Television Corp.
   6.50% due 05/15/2013                                     20,000        18,950
News America Holdings, Inc.
   7.75% due 01/20/2024                                    950,000     1,089,775
Quebecor Media, Inc.
   zero coupon, Step up to 13.75% on
      07/15/2006 due 07/15/2011                             85,000        86,381
   11.125% due 07/15/2011                                  110,000       120,175
Radio One, Inc.
   6.375% due 02/15/2013                                     5,000         4,925
Viacom, Inc.
   7.875% due 07/30/2030                                   600,000       701,719
                                                                     -----------
                                                                       5,251,770

BUILDING MATERIALS & CONSTRUCTION - 0.84%
American Standard, Inc.
   7.375% due 02/01/2008                                   450,000       473,181
Lowe's Companies, Inc.
   6.50% due 03/15/2029                                  1,100,000     1,254,401
   7.50% due 12/15/2005                                    350,000       352,100
Masco Corp.
   5.75% due 10/15/2008                                    700,000       720,292
SCL Terminal Aereo Santiago SA
   6.95% due 07/01/2012                                  1,219,531     1,265,397
                                                                     -----------
                                                                       4,065,371

BUSINESS SERVICES - 0.33%
Federal Express Corp., Series 1998 1A
   6.72% due 01/15/2022                                 $1,215,693   $ 1,332,946
Invensys PLC
   9.875% due 03/15/2011                                    25,000        24,844
Itron, Inc.
   7.75% due 05/15/2012                                      5,000         5,175
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                    70,000        72,538
   10.25% due 08/15/2015                                    30,000        30,375
Xerox Corp.
   7.20% due 04/01/2016                                    115,000       125,350
                                                                     -----------
                                                                       1,591,228

CABLE AND TELEVISION - 0.67%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                    100,000        97,000
Cox Communications, Inc.
   7.125% due 10/01/2012                                   615,000       668,988
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                   475,000       466,557
CSC Holdings, Inc.
   7.625% due 07/15/2018                                    50,000        46,750
Echostar DBS Corp.
   6.375% due 10/01/2011                                   160,000       158,600
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                     30,000        32,850
Mediacom Broadband LLC
   8.50% due 10/15/2015                                     20,000        19,300
   11.00% due 07/15/2013                                    35,000        37,713
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                     30,000        29,775
Rogers Cable, Inc.
   6.25% due 06/15/2013                                     80,000        77,800
Shaw Communications, Inc.
   8.25% due 04/11/2010                                     35,000        38,018
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                     45,000        46,069
TCI Communications, Inc.
   8.75% due 08/01/2015                                    800,000       993,341
Time Warner, Inc.
   7.25% due 10/15/2017                                    450,000       511,462
                                                                     -----------
                                                                       3,224,223

CELLULAR COMMUNICATIONS - 0.80%
American Cellular Corp.
   10.00% due 08/01/2011                                    50,000        54,500
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                   700,000       796,948
   8.125% due 05/01/2012                                   420,000       492,523
   8.75% due 03/01/2031                                    500,000       674,899
Cingular Wireless LLC
   7.125% due 12/15/2031                                   500,000       577,494

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Dobson Cellular Systems
   8.375% due 11/01/2011                                $   40,000    $   42,100
Nextel Communications, Inc., Series D
   7.375% due 08/01/2015                                    55,000        58,988
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                   205,000       236,775
Vodafone Group PLC
   7.75% due 02/15/2010                                    825,000       920,221
                                                                      ----------
                                                                       3,854,448

CHEMICALS - 0.32%
Dow Chemical Company
   5.75% due 12/15/2008                                    400,000       413,690
   6.00% due 10/01/2012                                    400,000       423,585
Equistar Chemicals LP
   10.625% due 05/01/2011                                   60,000        65,400
IMC Global, Inc.
   7.30% due 01/15/2028                                     25,000        25,687
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                  325,000       364,812
   11.25% due 06/01/2011                                    30,000        33,000
JohnsonDiversey, Inc., Series B
   9.625% due 05/15/2012                                    25,000        24,938
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                    70,000        73,500
Methanex Corp.
   8.75% due 08/15/2012                                     30,000        34,238
Millennium America, Inc.
   9.25% due 06/15/2008                                     35,000        37,625
Nalco Company
   7.75% due 11/15/2011                                     35,000        35,788
                                                                      ----------
                                                                       1,532,263

COAL - 0.00%
Massey Energy Company
   6.625% due 11/15/2010                                    20,000        20,400

COMPUTERS & BUSINESS EQUIPMENT - 0.12%
Computer Sciences Corp.
   7.375% due 06/15/2011                                   145,000       161,654
Hewlett Packard Company
   6.50% due 07/01/2012                                    400,000       433,453
                                                                      ----------
                                                                         595,107

CONSTRUCTION MATERIALS - 0.00%
Texas Industries, Inc.
   7.25% due 07/15/2013                                      5,000         5,200

CONTAINERS & GLASS - 0.06%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                                    20,000        12,800
Crown European Holdings SA
   10.875% due 03/01/2013                                   60,000        69,600
Owens Brockway Glass Container
   8.25% due 05/15/2013                                    125,000       130,000
Stone Container Corp.
   9.25% due 02/01/2008                                 $   75,000    $   76,500
                                                                      ----------
                                                                         288,900

CORRECTIONAL FACILITIES - 0.00%
Corrections Corporation of America
   6.25% due 03/15/2013                                     15,000        14,850

CRUDE PETROLEUM & NATURAL GAS - 0.18%
Burlington Resources Finance Company
   7.40% due 12/01/2031                                    625,000       776,436
Chesapeake Energy Corp.
   6.625% due 01/15/2016                                    20,000        20,250
   6.875% due 01/15/2016                                     5,000         5,125
   7.50% due 09/15/2013                                     25,000        26,625
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                                     35,000        37,275
                                                                      ----------
                                                                         865,711

DOMESTIC OIL - 0.65%
Amerada Hess Corp.
   7.30% due 08/15/2031                                     20,000        23,333
Delta Petroleum Corp.
   7.00% due 04/01/2015                                      5,000         4,775
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                 1,150,000     1,264,100
Exco Resources, Inc.
   7.25% due 01/15/2011                                     35,000        36,225
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                     19,000        20,615
Motiva Enterprises LLC
   5.20% due 09/15/2012                                  1,100,000     1,105,234
Range Resources Corp.
   6.375% due 03/15/2015                                     5,000         5,038
Valero Energy Corp.
   8.75% due 06/15/2030                                    465,000       619,658
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                     25,000        25,344
   7.25% due 05/01/2013                                     25,000        25,437
                                                                      ----------
                                                                       3,129,759

DRUGS & HEALTH CARE - 0.07%
Allegiance Corp.
   7.00% due 10/15/2026                                    100,000       111,216
Biovail Corp.
   7.875% due 04/01/2010                                    75,000        77,812
Rite Aid Corp.
   8.125% due 05/01/2010                                   135,000       137,700
                                                                      ----------
                                                                         326,728

ELECTRICAL EQUIPMENT - 0.37%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                    650,000       650,890
Nisource Finance Corp.
   3.20% due 11/01/2006                                    600,000       590,378

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Northern States Power-Minnesota
   6.50% due 03/01/2028                                 $  500,000   $   569,607
                                                                     -----------
                                                                       1,810,875

ELECTRICAL UTILITIES - 3.64%
AES Corp.
   9.00% due 05/15/2015                                    110,000       120,725
Alabama Power Company
   5.875% due 12/01/2022                                   470,000       492,631
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                                   837,000       845,136
Arizona Public Service Company
   6.375% due 10/15/2011                                 1,000,000     1,077,351
Avista Corp.
   9.75% due 06/01/2008                                    130,000       143,674
Carolina Power & Light Company
   6.50% due 07/15/2012                                  1,450,000     1,568,580
CMS Energy Corp.
   8.50% due 04/15/2011                                     30,000        33,375
Commonwealth Edison Company
   6.15% due 03/15/2012                                    315,000       327,217
Duke Energy Corp.
   5.375% due 01/01/2009                                 1,000,000     1,016,710
Edison Mission Energy
   9.875% due 04/15/2011                                   100,000       118,500
Florida Power & Light Company
   5.85% due 02/01/2033                                    230,000       241,661
Midwest Generation LLC
   8.75% due 05/01/2034                                     45,000        50,119
Nevada Power Company
   9.00% due 08/15/2013                                     23,000        25,544
   10.875% due 10/15/2009                                   72,000        79,560
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                                    550,000       557,953
NSTAR
   8.00% due 02/15/2010                                  2,000,000     2,241,122
Ohio Edison Company
   4.00% due 05/01/2008                                  1,200,000     1,176,170
Old Dominion Electric Coop.
   6.25% due 06/01/2011                                  1,045,000     1,119,903
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                   615,000       659,073
Pacificorp Australia LLC
   6.15% due 01/15/2008                                    825,000       850,808
Pacificorp Secured MTN
   6.375% due 05/15/2008                                 1,000,000     1,039,646
PSEG Power LLC
   8.625% due 04/15/2031                                   590,000       765,846
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                                    400,000       465,657
Southern California Edison Company
   6.00% due 01/15/2034                                    750,000       800,149
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                $   55,000   $    55,962
TXU Corp., Series O
   4.80% due 11/15/2009                                    550,000       529,929
TXU Corp., Series P
   5.55% due 11/15/2014                                    125,000       118,666
Wisconsin Electric Power Company
   6.50% due 06/01/2028                                    700,000       797,990
Wisconsin Energy Corp.
   6.20% due 04/01/2033                                    250,000       261,222
                                                                     -----------
                                                                      17,580,879

ELECTRONICS - 0.03%
Sanmina-SCI Corp.
   6.75% due 03/01/2013                                     10,000         9,500
   10.375% due 01/15/2010                                  125,000       137,813
                                                                     -----------
                                                                         147,313

ENERGY - 0.39%
Alliant Energy Resources, Inc.
   9.75% due 01/15/2013                                    450,000       568,166
Aquila, Inc.
   9.95 due 02/01/2011                                      80,000        89,800
Midamerican Funding LLC
   6.75% due 03/01/2011                                  1,000,000     1,081,454
Peabody Energy Corp.
   6.875% due 03/15/2013                                    85,000        88,825
Reliant Energy, Inc.
   6.75% due 12/15/2014                                     40,000        39,300
TECO Energy, Inc.
   6.75% due 05/01/2015                                     15,000        15,713
   7.00% due 05/01/2012                                      5,000         5,275
                                                                     -----------
                                                                       1,888,533

FINANCIAL SERVICES - 10.78%
Aiful Corp.
   4.45% due 02/16/2010                                    200,000       194,777
   5.00% due 08/10/2010                                    270,000       268,218
American Financial Group, Inc.
   7.125% due 04/15/2009                                   340,000       363,590
American General Finance Corp.
   5.375% due 10/01/2012                                   400,000       404,488
Amerus Capital I
   8.85% due 02/01/2027                                    750,000       793,179
Arch Western Finance
   6.75% due 07/01/2013                                     50,000        51,000
Associates Corp. of North America
   8.55% due 07/15/2009                                    600,000       678,950
BanPonce Financial Corp.
   6.80% due 12/21/2005                                    260,000       261,151
Beneficial Corp.
   8.40% due 05/15/2008                                    350,000       380,333

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
BTM Curacao Holdings NV
   4.76% due 07/21/2015 (b)                             $  480,000   $   474,058
Capital One Multi Asset Execution Trust
   3.65% due 07/15/2011                                  3,075,000     2,998,175
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                      8,000         8,820
CCM Merger, Inc.
   8.00% due 08/01/2013                                     50,000        50,438
CIT Group, Inc.
   6.50% due 02/07/2006                                  1,000,000     1,007,381
Citigroup, Inc.
   4.875% due 05/07/2015                                 2,300,000     2,264,474
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                                 1,300,000     1,381,120
E*TRADE Financial Corp.
   7.375% due 09/15/2013                                    15,000        15,150
   8.00% due 06/15/2011                                     25,000        25,812
Equitable Companies, Inc.
   7.00% due 04/01/2028                                  1,000,000     1,167,137
Erac USA Finance Company
   8.00% due 01/15/2011                                  2,100,000     2,370,551
Farmers Exchange Capital
   7.05% due 07/15/2028                                    425,000       438,807
Ford Motor Credit Company
   7.00% due 10/01/2013                                     50,000        46,368
   7.375% due 10/28/2009                                 3,700,000     3,574,004
General Electric Capital Assurance Company,
   Series 2003-1 Class A5
   5.7426% due 05/12/2035                                  660,000       693,358
General Electric Capital Corp.
   6.125% due 02/22/2011                                   500,000       530,290
General Electric Capital Corp., MTN
   6.75% due 03/15/2032                                  2,475,000     2,911,164
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                 1,000,000       909,613
Hartford Financial Services Group, Inc.
   7.90% due 06/15/2010                                    200,000       224,580
Household Finance Corp.
   6.375% due 11/27/2012                                   815,000       875,750
   7.00% due 05/15/2012                                    985,000     1,090,083
International Lease Finance Corp.
   5.75% due 10/15/2006                                    700,000       706,647
John Deere Capital Corp.
   7.00% due 03/15/2012                                    400,000       446,369
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                   500,000       489,428
JSG Funding PLC
   9.625% due 10/01/2012                                    20,000        20,100
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010                                   500,000       491,420
Manufacturers & Traders Trust Company
   8.00% due 10/01/2010                                 $1,250,000   $ 1,435,105
Marsh & McLennan Companies, Inc.
   5.875% due 08/01/2033                                   500,000       452,866
   7.125% due 06/15/2009                                 1,145,000     1,213,288
Mizuho Financial Group Cayman, Ltd.
   5.79% due 04/15/2014                                    900,000       937,444
Morgan Stanley
   4.75% due 04/01/2014                                    750,000       723,574
   6.75% due 04/15/2011                                    790,000       859,393
Morgan Stanley Capital I, Inc.
   6.21% due 11/15/2031                                  3,000,000     3,107,739
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                  1,000,000     1,083,374
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                                    710,000       760,729
Pemex Finance, Ltd.
   8.875% due 11/15/2010                                   650,000       725,290
Private Export Funding Corp., Series WW
   6.62% due 10/01/2005                                  2,000,000     2,000,000
Refco Finance Holdings LLC
   9.00% due 08/01/2012                                     16,000        17,400
Sun Canada Financial Company
   7.25% due 12/15/2015                                  1,700,000     1,902,477
Sunamerica, Inc.
   8.125% due 04/28/2023                                 1,000,000     1,288,415
The Goldman Sachs Group, Inc.
   6.125% due 02/15/2033                                   955,000       994,041
   6.875% due 01/15/2011                                   800,000       870,712
TIAA Global Markets
   4.125% due 11/15/2007                                   740,000       732,097
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                                    825,000       905,895
United States Bancorp Oregon
   7.50% due 06/01/2026                                  2,774,000     3,445,993
Western Financial Bank
   9.625% due 05/15/2012                                    60,000        68,700
                                                                     -----------
                                                                      52,131,315

FOOD & BEVERAGES - 1.36%
Ameriqual Group LLC
   9.00% due 04/01/2012                                     20,000        20,800
Cia Brasileira de Bebidas
   8.75% due 09/15/2013                                  1,450,000     1,721,875
General Mills, Inc.
   6.00% due 02/15/2012                                    273,000       289,146
Kraft Foods, Inc.
   5.625% due 11/01/2011                                   450,000       464,948
   6.50% due 11/01/2031                                  1,230,000     1,364,477
Molson Coors Capital Finance ULC
   4.85% due 09/22/2010                                    130,000       128,981

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                  $  500,000   $  605,546
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                     535,000      571,214
Tyson Foods, Inc.
   8.25% due 10/01/2011                                   1,200,000    1,385,598
                                                                      ----------
                                                                       6,552,585

FOREST PRODUCTS - 0.25%
Weyerhaeuser Company
   6.75% due 03/15/2012                                     800,000      864,443
   7.95% due 03/15/2025                                     300,000      352,409
                                                                      ----------
                                                                       1,216,852

GAS & PIPELINE UTILITIES - 0.64%
Colorado Interstate Gas Company
   5.95% due 03/15/2015                                       5,000        4,850
Duke Energy Field Services
   5.75% due 11/15/2006                                     250,000      252,836
El Paso Production Holding Company
   7.75% due 06/01/2013                                      40,000       41,800
Kinder Morgan Energy Partners
   7.125% due 03/15/2012                                    800,000      884,846
Northern Border Partners, LP
   7.10% due 03/15/2011                                   1,000,000    1,103,071
Praxair, Inc.
   6.50% due 03/01/2008                                     605,000      626,698
Tennessee Gas Pipeline Company
   8.375% due 06/15/2032                                     40,000       45,695
Williams Companies, Inc.
   7.125% due 09/01/2011                                    100,000      104,750
   7.625% due 07/15/2019                                      5,000        5,412
   7.875% due 09/01/2021                                     10,000       11,000
   8.125% due 03/15/2012                                     10,000       10,925
                                                                      ----------
                                                                       3,091,883

HEALTHCARE PRODUCTS - 0.01%
CDRV Investors, Inc.
   zero coupon, Step up to 9.625% on
      01/01/2010 due 01/01/2015                             100,000       57,000

HEALTHCARE SERVICES - 0.04%
DaVita, Inc.
   6.625% due 03/15/2013                                     15,000       15,188
   7.25% due 03/15/2015                                      15,000       15,206
Healthsouth Corp.
   7.625% due 06/01/2012                                     15,000       14,025
   8.375% due 10/01/2011                                    100,000       95,250
Radiologix, Inc.
   10.50% due 12/15/2008                                     70,000       74,550
                                                                      ----------
                                                                         214,219

HOMEBUILDERS - 0.50%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                                 $   95,000   $   99,987
Centex Corp.
   7.875% due 02/01/2011                                  1,000,000    1,103,653
D. R. Horton, Inc.
   9.75% due 09/15/2010                                     105,000      119,493
KB Home
   6.25% due 06/15/2015                                      40,000       38,788
   6.375% due 08/15/2011                                      5,000        5,012
Pulte Homes, Inc.
   8.125% due 03/01/2011                                    930,000    1,039,458
                                                                      ----------
                                                                       2,406,391

HOTELS & RESTAURANTS - 0.37%
Aztar Corp.
   9.00% due 08/15/2011                                      30,000       31,875
El Pollo Loco, Inc.
   9.25% due 12/15/2009                                      50,000       54,250
Mandalay Resort Group
   10.25% due 08/01/2007                                     55,000       59,125
Marriott International, Inc.
   4.625% due 06/15/2012                                    950,000      918,011
MGM Mirage, Inc.
   6.00% due 10/01/2009                                     155,000      153,062
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                    180,000      200,475
Riviera Holdings Corp.
   11.00% due 06/15/2010                                     75,000       81,000
Station Casinos, Inc.
   6.00% due 04/01/2012                                      40,000       39,950
   6.875% due 03/01/2016                                     10,000       10,137
Wendy's International, Inc.
   7.00% due 12/15/2025                                     180,000      186,514
Wynn Las Vegas LLC/Wynn Las Vegas Capital
   Corp
   6.625% due 12/01/2014                                     70,000       66,938
                                                                      ----------
                                                                       1,801,337

HOUSEHOLD PRODUCTS - 0.27%
Procter & Gamble, Series A
   9.36% due 01/01/2021                                   1,000,000    1,323,090

INDUSTRIAL MACHINERY - 0.03%
Numatics, Inc.
   9.625% due 04/01/2008                                    100,000      101,604
The Manitowoc Company, Inc.
   10.50% due 08/01/2012                                     53,000       59,228
                                                                      ----------
                                                                         160,832

INSURANCE - 5.23%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                                  1,710,000    1,751,589
ACE Capital Trust II
   9.70% due 04/01/2030                                     725,000      956,019

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Allstate Corp.
   5.55% due 05/09/2035                                 $  700,000   $   675,520
Cigna Corp.
   7.875% due 05/15/2027                                    85,000       105,272
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                                    700,000       715,579
Equitable Life Assurance Society
   7.70% due 12/01/2015                                    680,000       799,331
Everest Reinsurance Holdings, Inc.
   8.75% due 03/15/2010                                    330,000       377,897
Fidelity National Financial, Inc.
   7.30% due 08/15/2011                                    600,000       630,583
Florida Windstorm Underwriting Association,
   Series 1999
   7.125% due 02/25/2019                                 3,720,000     4,337,345
Jackson National Life Insurance Company
   8.15% due 03/15/2027                                  1,500,000     1,892,728
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                 1,700,000     1,728,426
Metlife, Inc.
   5.70% due 06/15/2035                                    800,000       795,266
Metropolitan Life Golbal Mountain
   4.25% due 07/30/2009                                    500,000       492,534
Mony Group, Inc.
   7.45% due 12/15/2005                                    650,000       653,607
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                                  1,000,000     1,252,831
New York Life Insurance Company
   5.875% due 05/15/2033                                   265,000       275,595
Ohio National Life Insurance Company
   8.50% due 05/15/2026                                  1,150,000     1,398,701
Premium Asset Trust
   4.125% due 03/12/2009                                   650,000       626,589
Principal Life Global Funding I
   6.125% due 10/15/2033                                   805,000       877,687
Prudential Financial
   7.65% due 07/01/2007                                    650,000       682,044
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                                  1,000,000     1,071,842
Safeco Corp.
   4.875% due 02/01/2010                                   425,000       424,010
   7.25% due 09/01/2012                                    134,000       150,414
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                                    575,000       580,130
Unumprovident Corp.
   7.625% due 03/01/2011                                     5,000         5,289
WR Berkley Corp.
   5.125% due 09/30/2010                                   400,000       398,003
   5.60% due 05/15/2015                                    840,000       839,321
XL Capital Finance PLC
   6.50% due 01/15/2012                                 $  765,000   $   807,489
                                                                     -----------
                                                                      25,301,641

INTERNATIONAL OIL - 0.30%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                    275,000       293,962
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                 1,000,000     1,170,000
                                                                     -----------
                                                                       1,463,962

INTERNET RETAIL - 0.22%
InterActive Corp.
   7.00% due 01/15/2013                                  1,000,000     1,054,253

INVESTMENT COMPANIES - 0.25%
Canadian Oil Sands
   7.90% due 09/01/2021                                  1,000,000     1,219,811

LEISURE TIME - 0.37%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                                  1,500,000     1,775,886
Movie Gallery, Inc.
   11.00% due 05/01/2012                                    20,000        17,700
Seneca Gaming Corp.
   7.25% due 05/01/2012                                     10,000        10,250
                                                                     -----------
                                                                       1,803,836

LIFE SCIENCES - 0.01%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                    35,000        35,087
   6.75% due 08/15/2014                                     10,000        10,475
                                                                     -----------
                                                                          45,562

MANUFACTURING - 0.00%
Koppers, Inc.
   9.875% due 10/15/2013                                    20,000        22,100

MEDICAL-HOSPITALS - 0.07%
HCA, Inc.
   7.875% due 02/01/2011                                   150,000       160,774
IASIS Healthcare LLC
   8.75% due 06/15/2014                                     35,000        36,312
NDCHealth Corp.
   10.50% due 12/01/2012                                    70,000        80,150
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                     35,000        35,963
                                                                     -----------
                                                                         313,199

METAL & METAL PRODUCTS - 0.06%
Hawk Corp.
   8.75% due 11/01/2014                                     20,000        20,200
Inco, Ltd.
   5.70% due 10/15/2015                                    250,000       256,133
Novelis, Inc.
   7.25% due 02/15/2015                                     25,000        23,625
                                                                     -----------
                                                                         299,958

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

MINING - 0.14%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                                 $  615,000   $  664,205

NEWSPAPERS - 0.21%
News America Holdings, Inc.
   9.25% due 02/01/2013                                     810,000    1,000,448

OFFICE FURNISHINGS & SUPPLIES - 0.01%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                      40,000       39,300

PAPER - 0.51%
Abitibi-Consolidated, Inc.
   7.875% due 08/01/2009                                    700,000      694,750
   8.55% due 08/01/2010                                     155,000      157,712
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                      85,000       85,638
Georgia-Pacific Corp.
   8.00% due 01/15/2024                                      15,000       16,538
   8.875% due 02/01/2010                                    220,000      245,300
Longview Fibre Company
   10.00% due 01/15/2009                                     20,000       21,100
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                                     40,000       40,200
Temple-Inland, Inc.
   7.875% due 05/01/2012                                    800,000      884,526
Willamette Industries, Inc.
   7.00% due 02/01/2018                                     300,000      325,647
                                                                      ----------
                                                                       2,471,411

PETROLEUM SERVICES - 0.64%
Baker Hughes, Inc.
   6.875% due 01/15/2029                                    200,000      240,005
Halliburton Company
   5.50% due 10/15/2010                                     685,000      707,369
Hornbeck Offshore Services, Inc.
   6.125% due 12/01/2014                                     25,000       24,812
Murphy Oil Corp.
   7.05% due 05/01/2029                                     450,000      523,682
Noram Energy Corp.
   6.50% due 02/01/2008                                   1,025,000    1,059,381
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                    515,000      512,904
Pride International, Inc.
   7.375% due 07/15/2014                                     40,000       43,450
                                                                      ----------
                                                                       3,111,603

PHARMACEUTICALS - 0.41%
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                     25,000       24,625
   5.875% due 09/15/2015                                     25,000       24,687
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                      25,000       24,000
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                  $    5,000   $    5,006
   6.375% due 08/15/2015                                     30,000       30,038
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                                 630,000      649,609
   6.75% due 12/01/2033 (b)                               1,070,000    1,234,983
                                                                      ----------
                                                                       1,992,948

PUBLISHING - 0.25%
Dex Media East LLC
   12.125% due 11/15/2012                                    30,000       35,100
Dex Media, Inc.
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                              55,000       43,313
E.W. Scripps Company
   6.625% due 10/15/2007                                    500,000      520,962
Scholastic Corp.
   5.00% due 04/15/2013                                     265,000      249,942
   5.75% due 01/15/2007                                     355,000      358,446
                                                                      ----------
                                                                       1,207,763

RAILROADS & EQUIPMENT - 0.13%
Canadian National Railway Company
   7.375% due 10/15/2031                                    500,000      628,999
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                     20,000       20,800
                                                                      ----------
                                                                         649,799

REAL ESTATE - 1.79%
AMB Property LP, REIT
   7.50% due 06/30/2018                                     420,000      482,186
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                                     555,000      560,608
ERP Operating LP
   5.125% due 03/15/2016                                    750,000      738,782
Health Care Property Investors, Inc., REIT
   7.072 due 06/08/2015 (b)                                 500,000      552,853
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                                  1,500,000    1,678,059
Host Marriott LP, REIT
   9.50% due 01/15/2007                                     120,000      125,550
Lennar Corp.
   7.625% due 03/01/2009                                    235,000      253,518
Liberty Property LP, REIT
   7.25% due 03/15/2011                                   1,500,000    1,644,540
Realty Income Corp., REIT
   5.375% due 09/15/2017                                    450,000      442,788
Regency Centers LP, REIT
   7.95% due 01/15/2011                                     700,000      784,626
Simon Property Group LP, REIT
   5.10% due 06/15/2015                                     400,000      392,076
Spieker Properties LP, REIT
   7.25% due 05/01/2009                                     450,000      482,143

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
United Dominion Realty Trust, Inc., REIT,
   Series MTN
   5.25% due 01/15/2016                                  $  500,000   $  486,794
Ventas Realty LP, REIT
   6.625% due 10/15/2014                                      5,000        5,025
   6.75% due 06/01/2010                                      15,000       15,225
   7.125% due 06/01/2015                                     25,000       25,875
                                                                      ----------
                                                                       8,670,648

RETAIL GROCERY - 0.19%
Delhaize America, Inc.
   9.00% due 04/15/2031                                      15,000       17,315
Kroger Comany
   6.75% due 04/15/2012                                     775,000      832,270
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                      60,000       57,750
                                                                      ----------
                                                                         907,335

RETAIL TRADE - 0.46%
Dollarama Group LP
   8.875% due 08/15/2012                                     50,000       48,750
Federated Department Stores, Inc.
   6.90% due 04/01/2029                                     600,000      646,915
GSC Holdings Corp.
   8.00% due 10/01/2012                                      25,000       24,875
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                                     68,000       71,740
Neff Rental LLC/Neff Finance Corp.
   11.25% due 06/15/2012                                     40,000       42,400
Target Corp.
   6.35% due 01/15/2011                                     500,000      536,492
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011                                    875,000      851,125
                                                                      ----------
                                                                       2,222,297

SANITARY SERVICES - 0.04%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                     170,000      177,225

SEMICONDUCTORS - 0.02%
Amkor Technology, Inc.
   7.125% due 03/15/2011                                     50,000       43,125
MagnaChip Semiconductor SA
   6.875% due 12/15/2011                                     20,000       19,200
   8.00% due 12/15/2014                                      25,000       23,000
                                                                      ----------
                                                                          85,325

STEEL - 0.02%
United States Steel LLC
   10.75% due 08/01/2008                                     70,000       78,750

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.78%
Bellsouth Corp.
   4.75% due 11/15/2012                                   1,125,000    1,109,739
Citizens Communications Company
   9.25% due 05/15/2011                                  $   95,000   $  104,262
France Telecom SA
   8.00% due 03/01/2011                                   1,050,000    1,192,242
GCI, Inc.
   7.25% due 02/15/2014                                      75,000       72,562
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                      35,000       35,788
   10.50% due 11/01/2010                                     95,000       99,750
Intelsat Bermuda, Ltd.
   8.625% due 01/15/2015                                     20,000       20,400
Intelsat, Ltd.
   8.25% due 01/15/2013                                      20,000       20,125
L-3 Communications Corp.
   6.375% due 10/15/2015                                     25,000       25,188
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                      15,000       13,125
Panamsat Corp.
   9.00% due 08/15/2014                                      13,000       13,715
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                                    800,000      984,868
Syniverse Technologies, Inc.
   7.75% due 08/15/2013                                      50,000       50,375
United States West Communications, Inc.
   6.875% due 09/15/2033                                     25,000       21,688
                                                                      ----------
                                                                       3,763,827

TELEPHONE - 1.65%
Alltel Corp.
   7.875% due 07/01/2032                                    300,000      371,181
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                                   1,100,000    1,159,226
AT&T Corp.
   9.05% due 11/15/2011 (b)                                  71,000       79,964
   9.75% due 11/15/2031 (b)                                  20,000       25,325
British Telecommunications PLC
   8.375% due 12/15/2010                                    600,000      694,713
GTE California, Inc., Series G
   5.50% due 01/15/2009                                   1,000,000    1,012,330
MCI, Inc.
   6.908% due 05/01/2007 (b)                                 60,000       60,450
   8.735% due 05/01/2014 (b)                                 20,000       22,300
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                     100,000       97,375
Sprint Capital Corp.
   6.875% due 11/15/2028                                  1,500,000    1,657,014
Telecom Italia Capital SA
   6.00% due 09/30/2034                                   1,550,000    1,518,913
Verizon Communications, Inc.
   8.75% due 11/01/2021                                   1,000,000    1,278,719
                                                                      ----------
                                                                       7,977,510

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)

TOBACCO - 0.26%
Alliance One International, Inc.
   11.00% due 05/15/2012                               $   20,000   $     19,000
Altria Group, Inc.
   7.00% due 11/04/2013                                 1,070,000      1,171,182
RJ Reynolds Tobacco Holdings, Inc.
   7.30% due 07/15/2015                                    50,000         51,125
                                                                    ------------
                                                                       1,241,307

TRUCKING & FREIGHT - 0.01%
Grupo Transportacion Ferroviaria Mexicana
   9.375% due 05/01/2012                                   10,000         10,800
Navistar International Corp.
   6.25% due 03/01/2012                                    20,000         19,000
                                                                    ------------
                                                                          29,800
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $212,337,399)                           $224,002,685
                                                                    ------------

MUNICIPAL BONDS - 1.81%

ARIZONA - 0.22%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                                 1,010,000      1,054,551

CALIFORNIA - 0.83%
Los Angeles County California Pension,
   Series A
   8.62% due 06/30/2006                                 1,500,000      1,546,036
San Bernardino County California, Series A
   5.15% due 08/01/2011                                   915,000        931,497
Southern California Public Power Authority
   Project, Series B
   6.93% due 05/15/2017                                 1,300,000      1,532,947
                                                                    ------------
                                                                       4,010,480

FLORIDA - 0.25%
Miami Beach Florida Redevelopment Agency Tax
   Increment Revenue
   8.95% due 12/01/2022                                 1,000,000      1,225,880

INDIANA - 0.03%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                                   135,000        135,486

MARYLAND - 0.06%
Maryland State Transportation Authority, Ltd.
   5.84% due 07/01/2011                                   300,000        317,271

MICHIGAN - 0.29%
Detroit Michigan Downtown Development
   Authority
   6.20% due 07/01/2008                                 1,335,000      1,390,469

NEW JERSEY - 0.03%
Jersey City New Jersey Municipal Utilities
   Authority
   4.55% due 05/15/2012                                   150,000        147,723

NEW YORK - 0.10%
Sales Tax Asset Receivable Corp., Series B
   4.25% due 10/15/2011                                $  500,000   $    487,275
                                                       ----------   ------------
TOTAL MUNICIPAL BONDS (Cost $8,691,916)                             $  8,769,135
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.47%
Asset Securitization Corp.,
   Series 1997-D5, Class A1B
   6.66% due 02/14/2043                                   981,538        997,239
Banc of America Commercial Mortgage, Inc.,
   Class A
   6.186% due 06/11/2035                                3,000,000      3,183,798
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039                                 3,000,000      2,949,452
Chase Commercial Mortgage Securities Corp.,
   Series 1998-1, Class A2
   6.56% due 05/18/2030                                 2,235,984      2,316,701
Chase Commercial Mortgage Securities Corp.,
   Series 1998-2, Class A2
   6.39% due 11/18/2030                                 2,500,000      2,611,615
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class A3
   6.64% due 01/17/2032                                 3,000,000      3,168,108
Government National Mortgage Association,
   Series 2005-74, Class HA
   7.50% due 09/16/2035                                   490,581        522,778
Government National Mortgage Association,
   Series 2005-74, Class HB
   7.50% due 09/16/2035                                   337,276        359,411
Government National Mortgage Association,
   Series 2005-74, Class HC
   7.50% due 09/16/2035                                   248,231        264,522
LB-UBS Commercial Mortgage Trust,
   Series 2001-C7, Class A3
   5.642% due 12/15/2025                                2,632,625      2,687,593
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                                1,500,000      1,628,180
Morgan Stanley Capital I, Inc., Class A
   6.54% due 07/15/2030                                 1,294,944      1,344,554
Morgan Stanley Dean Witter Capital I, Class A
   6.39% due 10/15/2035                                 2,000,000      2,150,390
Morgan Stanley Dean Witter Capital I, Class A2
   5.98% due 01/15/2039                                   300,000        317,362
Morgan Stanley Dean Witter Capital I,
   Series 2001, Class A4
   6.39% due 07/15/2033                                   840,000        899,690
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1B
   6.59% due 03/15/2030                                 2,850,000      2,976,103

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                              $ 3,000,000   $  2,915,833
                                                      -----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $30,975,343)                                               $ 31,293,329
                                                                    ------------

ASSET BACKED SECURITIES - 4.06%
AESOP Funding II LLC, Series 2003-4, Class A
   2.86% due 08/20/2009                                 1,740,000      1,661,093
Carmax Auto Owner Trust, Series 2004-2,
   Class A4
   3.46% due 09/15/2011                                 3,000,000      2,920,469
Chase Manhattan Auto Owner Trust, Class A
   4.21% due 01/15/2009                                 1,106,977      1,107,127
Ford Credit Auto Owner Trust, Series 2005-B,
   Class A4
   4.38% due 01/15/2010                                 2,065,000      2,051,805
Harley-Davidson Motorcycle Trust, Series
   2005-1, Class A2
   3.76% due 12/17/2012                                 3,000,000      2,951,091
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                                   736,119        788,301
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A
   5.75% due 10/15/2008                                 2,000,000      2,016,827
Peco Energy Transition Trust, Series 2001 A
   6.52% due 12/31/2010                                   250,000        269,216
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                 3,000,000      2,926,230
USAA Auto Owner Trust, Series 2004-1, Class A4
   2.67% due 10/15/2010                                   830,000        806,397
WFS Financial Owner Trust, Series 2005-2,
   Class A4
   4.39% due 11/19/2012                                 2,145,000      2,136,687
                                                      -----------   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $19,791,696)                                               $ 19,635,243
                                                                    ------------

REPURCHASE AGREEMENTS - 3.75%
Deutsche Bank Tri-Party Repurchase Agreement dated
   09/30/2005 at 3.25% to be repurchased at
   $18,115,905 on 10/3/2005, collateralized by
   $17,577,000 U.S. Treasury Notes, 4.75% due
   05/15/2014 (valued at $18,483,474, including
   interest)                                          $18,111,000   $ 18,111,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,111,000)                                               $ 18,111,000
                                                                    ------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
  (COST $460,798,630) - 98.74%                                      $477,517,942
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.26%                          6,099,652
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $483,617,594
                                                                    ============

LARGE CAP GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.90%

ADVERTISING - 0.80%
Omnicom Group, Inc.                                         56,400   $ 4,716,732

AEROSPACE - 1.68%
Boeing Company                                             119,600     8,126,820
Honeywell International, Inc.                               49,000     1,837,500
                                                                     -----------
                                                                       9,964,320

AGRICULTURE - 0.88%
Monsanto Company                                            82,900     5,201,975

APPAREL & TEXTILES - 0.57%
Cintas Corp. (a)                                            46,400     1,904,720
NIKE, Inc., Class B                                         18,100     1,478,408
                                                                     -----------
                                                                       3,383,128

AUTO PARTS - 0.17%
Gentex Corp. (a)                                            57,900     1,007,460

BANKING - 1.31%
Bank of America Corp.                                       71,600     3,014,360
Wachovia Corp.                                              36,900     1,756,071
Wells Fargo Company                                         50,900     2,981,213
                                                                     -----------
                                                                       7,751,644

BIOTECHNOLOGY - 3.41%
Amgen, Inc. *                                              151,200    12,046,104
Genentech, Inc. *                                           96,800     8,151,528
                                                                     -----------
                                                                      20,197,632

BROADCASTING - 0.78%
Univision Communications, Inc., Class A *                   92,600     2,456,678
XM Satellite Radio
   Holdings, Inc., Class A * (a)                            60,300     2,165,373
                                                                     -----------
                                                                       4,622,051

BUSINESS SERVICES - 1.83%
Affiliated Computer Services, Inc.,
   Class A * (a)                                            40,150     2,192,190
Automatic Data Processing, Inc.                             94,500     4,067,280
Cadence Design Systems, Inc. *                             139,100     2,247,856
Robert Half International, Inc.                             65,000     2,313,350
                                                                     -----------
                                                                      10,820,676

CABLE AND TELEVISION - 0.49%
Comcast Corp., Class A *                                    38,500     1,131,130
EchoStar Communications Corp., Class A                      60,186     1,779,700
                                                                     -----------
                                                                       2,910,830

CHEMICALS - 0.38%
Praxair, Inc.                                               47,500     2,276,675

COLLEGES & UNIVERSITIES - 0.34%
Apollo Group, Inc., Class A *                               30,800     2,044,812

COMPUTERS & BUSINESS EQUIPMENT - 4.44%
Dell, Inc. *                                               322,400    11,026,080
EMC Corp. *                                                419,900     5,433,506
International Business Machines Corp.                       77,200     6,192,984
National Instruments Corp. (a)                              67,000     1,650,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Network Appliance, Inc. *                                   83,300   $ 1,977,542
                                                                     -----------
                                                                      26,280,992

COSMETICS & TOILETRIES - 5.51%
Avon Products, Inc.                                        156,060     4,213,620
Colgate-Palmolive Company                                   98,800     5,215,652
Estee Lauder Companies, Inc., Class A                       57,500     2,002,725
Procter & Gamble Company                                   165,200     9,822,792
The Gillette Company                                       195,700    11,389,740
                                                                     -----------
                                                                      32,644,529

DRUGS & HEALTH CARE - 1.76%
Wyeth                                                      225,200    10,420,004

ELECTRICAL EQUIPMENT - 5.23%
American Power Conversion Corp. (a)                         48,200     1,248,380
General Electric Company                                   827,100    27,848,457
Molex, Inc. (a)                                             70,200     1,872,936
                                                                     -----------
                                                                      30,969,773

ELECTRONICS - 0.78%
Adobe Systems, Inc.                                         60,600     1,808,910
Amphenol Corp., Class A                                     10,600       427,604
Thermo Electron Corp. *                                     52,000     1,606,800
Zebra Technologies Corp., Class A * (a)                     19,700       770,073
                                                                     -----------
                                                                       4,613,387

FINANCIAL SERVICES - 1.39%
SLM Corp.                                                   74,900     4,017,636
State Street Corp. (c)                                      42,500     2,079,100
The Goldman Sachs Group, Inc.                               17,600     2,139,808
                                                                     -----------
                                                                       8,236,544

FOOD & BEVERAGES - 4.92%
Kellogg Company                                             62,000     2,860,060
PepsiCo, Inc.                                              205,200    11,636,892
The Coca-Cola Company                                      228,100     9,851,639
The J.M. Smucker Company (a)                                57,900     2,810,466
William Wrigley Jr. Company                                 27,800     1,998,264
                                                                     -----------
                                                                      29,157,321

HEALTHCARE PRODUCTS - 6.47%
Baxter International, Inc.                                 126,800     5,055,516
Beckman Coulter, Inc.                                       33,000     1,781,340
C.R. Bard, Inc.                                             27,300     1,802,619
Johnson & Johnson                                          272,200    17,224,816
Medtronic, Inc.                                            169,380     9,082,156
St. Jude Medical, Inc. *                                    72,200     3,378,960
                                                                     -----------
                                                                      38,325,407

HEALTHCARE SERVICES - 2.56%
Quest Diagnostics, Inc.                                     44,600     2,254,084
UnitedHealth Group, Inc.                                   229,960    12,923,752
                                                                     -----------
                                                                      15,177,836

HOUSEHOLD PRODUCTS - 0.31%
The Clorox Company                                          32,800   $ 1,821,712

INSURANCE - 2.84%
Ambac Financial Group, Inc.                                 38,000     2,738,280
American International Group, Inc.                         226,956    14,062,194
                                                                     -----------
                                                                      16,800,474

INTERNATIONAL OIL - 0.32%
Nabors Industries, Ltd. *                                   26,600     1,910,678

INTERNET CONTENT - 0.93%
Yahoo!, Inc. *                                             162,100     5,485,464

INTERNET RETAIL - 2.03%
Amazon.com, Inc. *                                         132,910     6,020,823
eBay, Inc. *                                               145,200     5,982,240
                                                                     -----------
                                                                      12,003,063

INTERNET SERVICE PROVIDER - 1.11%
Google, Inc., Class A *                                     20,800     6,582,368

INTERNET SOFTWARE - 3.69%
Cisco Systems, Inc. *                                      783,595    14,049,858
Juniper Networks, Inc. *                                   133,500     3,175,965
McAfee, Inc. *                                              48,100     1,511,302
Symantec Corp. *                                           138,800     3,145,208
                                                                     -----------
                                                                      21,882,333

LEISURE TIME - 0.28%
Walt Disney Company                                         67,757     1,634,976

LIFE SCIENCES - 0.32%
Waters Corp. *                                              45,400     1,888,640

MANUFACTURING - 2.22%
3M Company                                                 117,000     8,583,120
Danaher Corp. (a)                                           34,000     1,830,220
Tyco International, Ltd.                                    98,900     2,754,365
                                                                     -----------
                                                                      13,167,705

METAL & METAL PRODUCTS - 0.26%
Precision Castparts Corp.                                   29,600     1,571,760

OFFICE FURNISHINGS & SUPPLIES - 0.33%
Herman Miller, Inc.                                         65,000     1,969,500

PETROLEUM SERVICES - 2.65%
Baker Hughes, Inc.                                          42,400     2,530,432
BJ Services Company                                         88,200     3,174,318
Schlumberger, Ltd.                                         118,800    10,024,344
                                                                     -----------
                                                                      15,729,094

PHARMACEUTICALS - 3.42%
Abbott Laboratories                                        130,600     5,537,440
Eli Lilly & Company                                         97,225     5,203,482
Pfizer, Inc.                                                71,346     1,781,510
Schering-Plough Corp.                                      369,200     7,771,660
                                                                     -----------
                                                                      20,294,092

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY - 0.57%
Sysco Corp.                                               106,800   $  3,350,316

RETAIL TRADE - 9.57%
Best Buy Company, Inc. (a)                                 92,550      4,028,701
CVS Corp.                                                  49,400      1,433,094
Home Depot, Inc.                                          158,400      6,041,376
J.C. Penney Company, Inc.                                  58,200      2,759,844
Kohl's Corp. *                                             94,000      4,716,920
Lowe's Companies, Inc.                                     96,100      6,188,840
Staples, Inc.                                             138,050      2,943,226
Target Corp.                                              145,300      7,545,429
Walgreen Company                                          183,200      7,960,040
Wal-Mart Stores, Inc.                                     298,500     13,080,270
                                                                    ------------
                                                                      56,697,740

SEMICONDUCTORS - 9.28%
Altera Corp. *                                            142,700      2,726,997
Analog Devices, Inc.                                      132,800      4,932,192
Applied Materials, Inc.                                   267,895      4,543,499
Intel Corp.                                               828,200     20,415,130
KLA-Tencor Corp.                                           67,045      3,269,114
Linear Technology Corp.                                    77,000      2,894,430
Texas Instruments, Inc.                                   398,975     13,525,253
Xilinx, Inc.                                               97,100      2,704,235
                                                                    ------------
                                                                      55,010,850

SOFTWARE - 6.87%
BEA Systems, Inc. * (a)                                   412,600      3,705,148
Microsoft Corp.                                         1,141,610     29,373,625
Oracle Corp. *                                            617,100      7,645,869
                                                                    ------------
                                                                      40,724,642

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.19%
QUALCOMM, Inc.                                            224,400     10,041,900
SBC Communications, Inc.                                  123,600      2,962,692
                                                                    ------------
                                                                      13,004,592

TELEPHONE - 1.27%
Sprint Corp.                                              117,624      2,797,099
Verizon Communications, Inc.                              144,400      4,720,436
                                                                    ------------
                                                                       7,517,535

TRANSPORTATION - 0.10%
C. H. Robinson Worldwide, Inc.                              9,210        590,545

TRAVEL SERVICES - 1.56%
American Express Company                                  160,600      9,224,864

TRUCKING & FREIGHT - 1.08%
United Parcel Service, Inc., Class B                       92,400      6,387,612
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $541,963,218)                             $585,974,283
                                                                    ------------

SHORT TERM INVESTMENTS - 3.37%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $19,954,250   $ 19,954,250
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $19,954,250)                                               $ 19,954,250
                                                                    ------------
REPURCHASE AGREEMENTS - 0.74%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $4,372,129 on
   10/3/2005, collateralized by
   $3,140,000 U.S. Treasury Bonds,
   8.00% due 11/15/2021 (valued at
   $4,458,800, including interest) (c)                $ 4,371,000   $  4,371,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,371,000)                                                $  4,371,000
                                                                    ------------
TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
   (COST $566,288,468) - 103.01%                                    $610,299,533
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.01)%                      (17,847,554)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $592,451,979
                                                                    ============

LARGE CAP TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.15%

ADVERTISING - 1.92%
Omnicom Group, Inc.                                          32,200   $2,692,886

AEROSPACE - 2.57%
Lockheed Martin Corp.                                        32,700    1,996,008
Northrop Grumman Corp.                                       29,500    1,603,325
                                                                      ----------
                                                                       3,599,333

AUTO PARTS - 2.15%
BorgWarner, Inc.                                             15,800      892,068
Johnson Controls, Inc.                                       34,200    2,122,110
                                                                      ----------
                                                                       3,014,178

BANKING - 4.55%
Fifth Third Bancorp                                          61,500    2,258,895
Wells Fargo Company                                          70,100    4,105,757
                                                                      ----------
                                                                       6,364,652

BIOTECHNOLOGY - 3.90%
Cephalon, Inc. *                                             24,800    1,151,216
Genzyme Corp. *                                              60,200    4,312,728
                                                                      ----------
                                                                       5,463,944

BROADCASTING - 2.03%
Clear Channel Communications, Inc.                           45,400    1,493,206
Univision Communications, Inc., Class A *                    50,700    1,345,071
                                                                      ----------
                                                                       2,838,277

BUILDING MATERIALS & CONSTRUCTION - 2.09%
Masco Corp.                                                  95,500    2,929,940

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 2.02%
Accenture, Ltd., Class A *                                  66,700   $ 1,698,182
Cendant Corp.                                               54,500     1,124,880
                                                                     -----------
                                                                       2,823,062

CABLE AND TELEVISION - 2.20%
DIRECTV Group, Inc. *                                       47,400       710,052
Time Warner, Inc.                                          130,800     2,368,788
                                                                     -----------
                                                                       3,078,840

COMPUTERS & BUSINESS EQUIPMENT - 1.06%
Hewlett-Packard Company                                     50,800     1,483,360

COSMETICS & TOILETRIES - 1.19%
Kimberly-Clark Corp.                                        28,000     1,666,840

DRUGS & HEALTH CARE - 2.14%
Wyeth                                                       64,700     2,993,669

ELECTRICAL UTILITIES - 6.01%
American Electric Power Company, Inc.                       35,600     1,413,320
Exelon Corp.                                                72,200     3,858,368
FirstEnergy Corp.                                           47,900     2,496,548
Pepco Holdings, Inc.                                        27,800       646,906
                                                                     -----------
                                                                       8,415,142

ENERGY - 2.94%
Marathon Oil Corp.                                          36,600     2,522,838
Sempra Energy                                               33,700     1,585,922
                                                                     -----------
                                                                       4,108,760

FINANCIAL SERVICES - 14.39%
Citigroup, Inc.                                            128,500     5,849,320
Federal Home Loan Mortgage Corp.                            48,000     2,710,080
JPMorgan Chase & Company                                    89,400     3,033,342
Mellon Financial Corp.                                      89,100     2,848,527
Morgan Stanley                                              72,200     3,894,468
PNC Financial Services Group, Inc.                          31,000     1,798,620
                                                                     -----------
                                                                      20,134,357

GAS & PIPELINE UTILITIES - 0.61%
NiSource, Inc.                                              35,400       858,450

HEALTHCARE PRODUCTS - 4.30%
Johnson & Johnson                                           79,700     5,043,416
Medtronic, Inc.                                             18,300       981,246
                                                                     -----------
                                                                       6,024,662

HEALTHCARE SERVICES - 6.11%
Medco Health Solutions, Inc. *                              34,300     1,880,669
UnitedHealth Group, Inc.                                    80,300     4,512,860
Wellpoint, Inc. *                                           28,500     2,160,870
                                                                     -----------
                                                                       8,554,399

INSURANCE - 3.19%
American International Group, Inc.                          48,100     2,980,276
Hartford Financial Services Group, Inc.                     19,200     1,481,664
                                                                     -----------
                                                                       4,461,940

INTERNET RETAIL - 1.36%
Expedia, Inc *                                              65,950   $ 1,306,469
IAC/InterActiveCorp *                                       23,550       596,993
                                                                     -----------
                                                                       1,903,462

INTERNET SOFTWARE - 0.87%
Symantec Corp. *                                            53,503     1,212,378

LEISURE TIME - 1.37%
Carnival Corp.                                              38,500     1,924,230

LIFE SCIENCES - 0.71%
Waters Corp. *                                              23,800       990,080

MANUFACTURING - 3.05%
Illinois Tool Works, Inc.                                   33,300     2,741,589
Mettler-Toledo International, Inc. *                        29,900     1,524,302
                                                                     -----------
                                                                       4,265,891

PETROLEUM SERVICES - 2.36%
Baker Hughes, Inc.                                          19,600     1,169,728
Exxon Mobil Corp.                                           33,500     2,128,590
                                                                     -----------
                                                                       3,298,318

PHARMACEUTICALS - 3.87%
Allergan, Inc.                                              34,800     3,188,376
Bristol-Myers Squibb Company                                44,700     1,075,482
Caremark Rx, Inc. *                                         23,000     1,148,390
                                                                     -----------
                                                                       5,412,248

PUBLISHING - 0.65%
Dex Media, Inc.                                             32,500       903,175

RAILROADS & EQUIPMENT - 1.60%
Burlington Northern Santa Fe Corp.                          37,400     2,236,520

RETAIL GROCERY - 1.85%
7 Eleven, Inc. *                                            14,300       509,223
The Kroger Company *                                       100,900     2,077,531
                                                                     -----------
                                                                       2,586,754

RETAIL TRADE - 3.34%
Costco Wholesale Corp.                                      65,900     2,839,631
Kohl's Corp. *                                              36,700     1,841,606
                                                                     -----------
                                                                       4,681,237

SEMICONDUCTORS - 1.55%
Applied Materials, Inc.                                     73,000     1,238,080
Xilinx, Inc.                                                33,600       935,760
                                                                     -----------
                                                                       2,173,840

SOFTWARE - 4.49%
Microsoft Corp.                                            173,000     4,451,290
Oracle Corp. *                                             148,200     1,836,198
                                                                     -----------
                                                                       6,287,488

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.21%
SBC Communications, Inc.                                    70,700     1,694,679

TELEPHONE - 3.10%
Sprint Corp.                                               182,465     4,339,018

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT - 1.40%
Fedex Corp.                                               22,500   $  1,960,425
                                                      ----------   ------------
TOTAL COMMON STOCKS (Cost $130,458,913)                            $137,376,434
                                                                   ------------
SHORT TERM INVESTMENTS - 0.18%
United States Treasury Bills
   zero coupon due 01/05/2006                         $  250,000   $    247,741
                                                      ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $246,092)                                                 $    247,741
                                                                   ------------
REPURCHASE AGREEMENTS - 1.89%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $2,639,385 on
   10/3/2005, collateralized by
   $2,075,000 U.S. Treasury Bonds,
   7.50% due 11/15/2016 (valued at
   $2,693,286, including interest) (c)                $2,639,000   $  2,639,000
                                                      ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,639,000)                                               $  2,639,000
                                                                   ------------
TOTAL INVESTMENTS (LARGE CAP TRUST)
   (COST $133,344,005) - 100.22%                                   $140,263,175
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%                        (302,005)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $139,961,170
                                                                   ============

LARGE CAP TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 93.51%

AEROSPACE - 3.10%
Goodrich Corp.                                              12,000   $   532,080
Lockheed Martin Corp.                                       37,000     2,258,480
Northrop Grumman Corp.                                      65,000     3,532,750
Raytheon Company                                            82,000     3,117,640
                                                                     -----------
                                                                       9,440,950

AGRICULTURE - 1.07%
Archer-Daniels-Midland Company                              99,000     2,441,340
Monsanto Company                                            13,000       815,750
                                                                     -----------
                                                                       3,257,090

AUTOMOBILES - 0.58%
Ford Motor Company                                         180,000     1,774,800

BANKING - 1.39%
Astoria Financial Corp.                                     34,000       898,280
Bank of America Corp.                                       56,000     2,357,600
Downey Financial Corp.                                      16,000       974,400
                                                                     -----------
                                                                       4,230,280

BIOTECHNOLOGY - 0.72%
Invitrogen Corp. *                                          29,000     2,181,670

BROADCASTING - 1.46%
Viacom, Inc., Class B                                      135,000   $ 4,456,350

BUSINESS SERVICES - 1.24%
Computer Sciences Corp. *                                   36,000     1,703,160
NCR Corp. *                                                 65,000     2,074,150
                                                                     -----------
                                                                       3,777,310

CELLULAR COMMUNICATIONS - 1.09%
Motorola, Inc.                                             151,000     3,335,590

CHEMICALS - 0.86%
Eastman Chemical Company                                    56,000     2,630,320

COMPUTERS & BUSINESS EQUIPMENT - 3.37%
Apple Computer, Inc. *                                      47,000     2,519,670
Hewlett-Packard Company                                    231,000     6,745,200
Sybase, Inc. *                                              43,000     1,007,060
                                                                     -----------
                                                                      10,271,930

CONTAINERS & GLASS - 0.62%
Owens-Illinois, Inc. *                                      91,000     1,876,420

CRUDE PETROLEUM & NATURAL GAS - 8.59%
Amerada Hess Corp.                                          26,000     3,575,000
Apache Corp.                                                47,000     3,535,340
Burlington Resources, Inc.                                  54,000     4,391,280
ChevronTexaco Corp.                                         37,776     2,445,240
Devon Energy Corp.                                          69,000     4,736,160
Occidental Petroleum Corp.                                  53,000     4,527,790
Sunoco, Inc.                                                38,000     2,971,600
                                                                     -----------
                                                                      26,182,410

ELECTRICAL UTILITIES - 3.26%
American Electric Power Company, Inc.                       79,000     3,136,300
CMS Energy Corp. *                                          14,000       230,300
Edison International                                        77,000     3,640,560
TXU Corp.                                                   26,000     2,934,880
                                                                     -----------
                                                                       9,942,040

ELECTRONICS - 1.15%
Agilent Technologies, Inc. *                                87,000     2,849,250
Solectron Corp. *                                          171,000       668,610
                                                                     -----------
                                                                       3,517,860

ENERGY - 1.29%
Marathon Oil Corp.                                          57,000     3,929,010

FINANCIAL SERVICES - 6.30%
A.G. Edwards, Inc.                                          14,000       613,340
Bear Stearns Companies, Inc.                                28,000     3,073,000
CIT Group, Inc.                                             66,000     2,981,880
Citigroup, Inc.                                            113,000     5,143,760
Countrywide Financial Corp.                                 86,000     2,836,280
Lehman Brothers Holdings, Inc.                              39,000     4,542,720
                                                                     -----------
                                                                      19,190,980

FOOD & BEVERAGES - 0.69%
Pilgrims Pride Corp.                                        28,000     1,019,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Tyson Foods, Inc., Class A                                 60,000   $  1,083,000
                                                                    ------------
                                                                       2,102,200

GAS & PIPELINE UTILITIES - 0.50%
Williams Companies, Inc.                                   61,000      1,528,050

HEALTHCARE PRODUCTS - 0.38%
Becton, Dickinson & Company                                22,000      1,153,460

HEALTHCARE SERVICES - 2.49%
HCA, Inc.                                                  41,000      1,964,720
Humana, Inc. *                                             56,000      2,681,280
McKesson Corp.                                             62,000      2,941,900
                                                                    ------------
                                                                       7,587,900

HOLDINGS COMPANIES/CONGLOMERATES - 1.09%
Loews Corp.                                                36,000      3,326,760

HOMEBUILDERS - 1.50%
Lennar Corp., Class A                                      40,000      2,390,400
Ryland Group, Inc.                                         32,000      2,189,440
                                                                    ------------
                                                                       4,579,840

HOUSEHOLD PRODUCTS - 0.15%
Energizer Holdings, Inc. *                                  8,000        453,600

INSURANCE - 16.84%
Aetna, Inc.                                                38,000      3,273,320
Allmerica Financial Corp. *                                42,000      1,727,880
Allstate Corp.                                             82,000      4,533,780
American Financial Group, Inc.                              9,000        305,370
Chubb Corp.                                                37,000      3,313,350
CIGNA Corp.                                                30,000      3,535,800
Hartford Financial Services Group, Inc.                    44,000      3,395,480
Lincoln National Corp.                                     12,000        624,240
MetLife, Inc.                                              77,000      3,836,910
MGIC Investment Corp.                                      49,000      3,145,800
Nationwide Financial Services, Inc., Class A                8,000        320,400
PMI Group, Inc.                                            77,000      3,069,990
Principal Financial Group, Inc.                            73,000      3,458,010
Progressive Corp.                                          26,000      2,724,020
Prudential Financial, Inc.                                 59,000      3,986,040
SAFECO Corp.                                               55,000      2,935,900
St. Paul Travelers Companies, Inc.                         96,000      4,307,520
UnumProvident Corp.                                       138,000      2,829,000
                                                                    ------------
                                                                      51,322,810

INTERNATIONAL OIL - 4.95%
Anadarko Petroleum Corp.                                   42,000      4,021,500
ConocoPhillips                                            107,000      7,480,370
Kerr-McGee Corp.                                           37,000      3,593,070
                                                                    ------------
                                                                      15,094,940

INTERNET SOFTWARE - 0.91%
McAfee, Inc. *                                             88,000      2,764,960

MANUFACTURING - 0.82%
Rockwell Automation, Inc.                                  47,000   $  2,486,300

METAL & METAL PRODUCTS - 0.21%
Precision Castparts Corp.                                  12,000        637,200

MINING - 0.81%
Phelps Dodge Corp.                                         19,000      2,468,670

PETROLEUM SERVICES - 8.60%
Exxon Mobil Corp.                                         333,000     21,158,820
Tesoro Petroleum Corp.                                     11,000        739,640
Valero Energy Corp.                                        38,000      4,296,280
                                                                    ------------
                                                                      26,194,740

PHARMACEUTICALS - 8.04%
AmerisourceBergen Corp.                                    41,000      3,169,300
Caremark Rx, Inc. *                                        62,000      3,095,660
Merck & Company, Inc.                                     175,000      4,761,750
Pfizer, Inc.                                              423,000     10,562,310
Watson Pharmaceuticals, Inc. *                             80,000      2,928,800
                                                                    ------------
                                                                      24,517,820

RETAIL TRADE - 3.30%
American Eagle Outfitters, Inc.                            77,000      1,811,810
Federated Department Stores, Inc.                          41,000      2,741,670
J.C. Penney Company, Inc.                                  66,000      3,129,720
Nordstrom, Inc.                                            69,000      2,368,080
                                                                    ------------
                                                                      10,051,280

SEMICONDUCTORS - 0.70%
QLogic Corp. *                                             62,000      2,120,400

SOFTWARE - 2.84%
Autodesk, Inc. *                                           45,000      2,089,800
BMC Software, Inc. *                                       70,000      1,477,000
Compuware Corp. *                                         305,000      2,897,500
Oracle Corp. *                                            178,000      2,205,420
                                                                    ------------
                                                                       8,669,720

STEEL - 0.91%
Nucor Corp.                                                47,000      2,772,530

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.92%
Scientific-Atlanta, Inc.                                   75,000      2,813,250

TRAVEL SERVICES - 0.77%
Sabre Holdings Corp.                                      116,000      2,352,480
                                                          -------   ------------
TOTAL COMMON STOCKS (Cost $236,875,791)                             $284,993,920
                                                                    ============


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
REPURCHASE AGREEMENTS - 6.16%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $18,768,737 on
   10/3/2005, collateralized by
   $19,635,000 U.S. Treasury Notes,
   3.63% due 05/15/2013 (valued at
   $19,144,125, including interest)                   $18,766,000   $ 18,766,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,766,000)                                               $ 18,766,000
                                                                    ------------
TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
   (COST $255,641,791) - 99.67%                                     $303,759,920
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.33%                          1,007,885
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $304,767,805
                                                                    ============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------   -------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                        1,113,956   $ 18,046,081
All Cap Value Trust Series NAV                         1,255,816     18,046,081
Blue Chip Growth Trust Series NAV                      3,180,860     54,138,243
Core Equity Trust Series NAV                           4,444,848     63,161,283
Emerging Growth Trust Series NAV                       1,043,729     18,046,081
Emerging Small Company Trust Series NAV                  607,408     18,046,081
Equity-Income Trust Series NAV                         2,716,147     45,115,202
Fundamental Value Trust Series NAV                     4,290,848     63,161,283
International Opportunities Trust Series NAV           3,181,608     45,115,203
International Small Cap Trust Series NAV               2,841,903     54,138,243
International Stock Trust Series NAV                   5,873,419     72,184,324
International Value Trust Series NAV                   6,342,073     99,253,445
Large Cap Trust Series NAV                             1,326,918     18,046,081
Large Cap Value Trust Series NAV                       1,256,108     27,069,121
Mid Cap Core Trust Series NAV                          2,172,918     36,092,162
Mid Cap Stock Trust Series NAV                         3,098,572     45,115,203
Mid Cap Value Trust Series NAV                         1,945,669     36,092,162
Natural Resources Trust Series NAV                     1,709,989     54,138,243
Small Cap Opportunities Trust Series NAV               1,205,752     27,069,122
Small Cap Trust Series NAV                             1,265,504     18,046,081
Small Company Value Trust Series NAV                     820,649     18,046,081
Special Value Trust Series NAV                         1,383,902     27,069,121
U.S. Global Leaders Growth Trust Series NAV            2,100,009     27,069,121
                                                      -----------   ------------
TOTAL INVESTMENT COMPANIES (Cost $847,923,310)                     $902,304,048
                                                                   ------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
   (COST $847,923,310) - 100.00%                                   $902,304,048
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                            (5,374)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $902,298,674
                                                                   ============

LIFESTYLE BALANCED 640 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                      11,241,650   $  182,114,726
All Cap Value Trust Series NAV                        8,448,839      121,409,818
Blue Chip Growth Trust Series NAV                    21,400,085      364,229,453
Capital Appreciation Trust Series NAV                12,820,466      121,409,818
Core Bond Trust Series NAV                            9,658,697      121,409,818
Core Equity Trust Series NAV                         12,815,955      182,114,726
Equity-Income Trust Series NAV                       25,583,044      424,934,361
Fundamental Value Trust Series NAV                   12,371,924      182,114,726
Global Bond Trust Series NAV                         24,964,322      364,229,453
High Yield Trust Series NAV                          71,347,591      728,458,905
International Opportunities Trust Series NAV          8,562,046      121,409,818
International Small Cap Trust Series NAV              6,373,219      121,409,817
International Stock Trust Series NAV                 14,818,123      182,114,726
International Value Trust Series NAV                 19,394,540      303,524,544
Large Cap Trust Series NAV                            8,927,179      121,409,632
Natural Resources Trust Series NAV                    9,587,004      303,524,544
Quantitative Value Trust Series NAV                   8,148,310      121,409,818
Real Estate Securities Trust Series NAV              12,501,011      303,524,544
Real Return Bond Trust Series NAV                    22,285,209      303,524,544
Small Cap Opportunities Trust Series NAV              5,408,010      121,409,818
Small Cap Trust Series NAV                            8,514,012      121,409,817
Strategic Bond Trust Series NAV                      35,618,974      424,934,362
Strategic Value Trust Series NAV                     11,453,756      121,409,818
Total Return Trust Series NAV                        22,026,455      303,524,544
U.S. Global Leaders Growth Trust Series NAV          14,128,373      182,114,726
U.S. High Yield Bond Trust Series NAV                 9,470,345      121,409,818
                                                                  --------------
TOTAL INVESTMENT COMPANIES (Cost $5,921,068,282)                  $6,070,490,694
                                                                  --------------
Total Investments (Lifestyle Balanced 640 Trust)
   (Cost $5,921,068,282) - 100.00%                                $6,070,490,694
Other Assets in Excess of Liabilities - 0.00%                             60,413
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $6,070,551,107
                                                                  ==============

LIFESTYLE CONSERVATIVE 280 TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Blue Chip Growth Trust Series NAV                          956,285   $16,275,971
Core Bond Trust Series NAV                               1,294,827    16,275,971
Equity-Income Trust Series NAV                           1,959,780    32,551,942
Fundamental Value Trust Series NAV                       2,211,409    32,551,942
Global Bond Trust Series NAV                             4,462,226    65,103,883
High Yield Trust Series NAV                              6,376,482    65,103,883
International Stock Trust Series NAV                     1,324,326    16,275,971
International Value Trust Series NAV                     1,559,997    24,413,956
Investment Quality Bond Trust Series NAV                 6,832,901    81,379,854
Real Estate Securities Trust Series NAV                  1,675,862    40,689,927

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE CONSERVATIVE 280 TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
Real Return Bond Trust Series NAV                       2,390,010   $ 32,551,941
Strategic Bond Trust Series NAV                         9,550,025    113,931,795
Total Return Trust Series NAV                           6,496,215     89,517,839
U.S. Government Securities Trust Series NAV            13,803,368    187,173,664
                                                       ----------   ------------
TOTAL INVESTMENT COMPANIES (Cost $821,245,013)                      $813,798,539
                                                                    ------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
   (COST $821,245,013) - 100.00%                                    $813,798,539
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                              7,142
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $813,805,681
                                                                    ============

LIFESTYLE GROWTH 820 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                       7,385,866   $  119,651,035
All Cap Value Trust Series NAV                       12,489,670      179,476,552
Blue Chip Growth Trust Series NAV                    24,605,089      418,778,622
Capital Appreciation Trust Series NAV                18,952,117      179,476,553
Core Bond Trust Series NAV                            9,518,778      119,651,035
Core Equity Trust Series NAV                         21,050,499      299,127,588
Emerging Small Company Trust Series NAV               4,027,298      119,651,035
Equity-Income Trust Series NAV                       18,008,885      299,127,587
Fundamental Value Trust Series NAV                   24,385,401      358,953,105
Global Bond Trust Series NAV                          8,200,893      119,651,035
High Yield Trust Series NAV                          35,157,013      358,953,105
International Opportunities Trust Series NAV         16,876,028      239,302,070
International Small Cap Trust Series NAV             12,561,788      239,302,070
International Stock Trust Series NAV                 24,339,104      299,127,588
International Value Trust Series NAV                 26,759,017      418,778,622
Large Cap Value Trust Series NAV                      5,552,252      119,651,035
Mid Cap Core Trust Series NAV                         7,203,554      119,651,035
Mid Cap Stock Trust Series NAV                        8,217,791      119,651,035
Mid Cap Value Trust Series NAV                        6,450,191      119,651,035
Natural Resources Trust Series NAV                    9,448,123      299,127,587
Quantitative Value Trust Series NAV                  12,045,406      179,476,552
Real Estate Securities Trust Series NAV               4,927,967      119,651,035
Real Return Bond Trust Series NAV                    13,177,427      179,476,552
Small Cap Opportunities Trust Series NAV              5,329,667      119,651,035
Small Cap Trust Series NAV                            8,390,676      119,651,035
Small Company Value Trust Series NAV                  8,161,735      179,476,552
Strategic Bond Trust Series NAV                      15,044,137      179,476,553
Total Return Trust Series NAV                         8,682,949      119,651,035
U.S. Global Leaders Growth Trust Series NAV           9,282,470      119,651,035
U.S. High Yield Bond Trust Series NAV                 9,333,154      119,651,035
                                                     ----------   --------------
TOTAL INVESTMENT COMPANIES (Cost $5,714,955,721)                  $5,982,551,748
                                                                  --------------

TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
   (COST $5,714,955,721) - 100.00%                                $5,982,551,748
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                             31,496
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $5,982,583,244
                                                                  ==============

LIFESTYLE MODERATE 460 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Value Trust Series NAV                        2,303,642   $   33,103,342
Blue Chip Growth Trust Series NAV                     5,834,902       99,310,027
Core Bond Trust Series NAV                            2,633,520       33,103,342
Core Equity Trust Series NAV                          4,659,161       66,206,685
Equity-Income Trust Series NAV                        1,992,977       33,103,342
Fundamental Value Trust Series NAV                    3,373,303       49,655,013
Global Bond Trust Series NAV                         11,344,531      165,516,712
High Yield Trust Series NAV                          14,590,112      148,965,040
International Stock Trust Series NAV                  6,733,796       82,758,356
International Value Trust Series NAV                  6,345,689       99,310,027
Investment Quality Bond Trust Series NAV              4,169,187       49,655,014
Large Cap Value Trust Series NAV                      1,536,118       33,103,342
Real Estate Securities Trust Series NAV               2,726,799       66,206,685
Real Return Bond Trust Series NAV                     4,860,990       66,206,685
Small Company Trust Series NAV                        4,137,918       66,206,684
Strategic Bond Trust Series NAV                      11,099,193      132,413,369
Total Return Trust Series NAV                        14,413,647      198,620,054
U.S. Global Leaders Growth Trust Series NAV           2,568,141       33,103,342
U.S. Government Securities Trust Series NAV          12,206,247      165,516,712
U.S. High Yield Bond Trust Series NAV                 2,582,164       33,103,342
                                                     ----------   --------------
TOTAL INVESTMENT COMPANIES (Cost $1,647,876,430)                  $1,655,167,115
                                                                  --------------
Total Investments (Lifestyle Moderate 460 Trust)
   (Cost $1,647,876,430) - 100.00%                                $1,655,167,115
Other Assets in Excess of Liabilities - 0.00%                             36,282
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,655,203,397
                                                                  ==============

MANAGED TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         ---------   -----------
COMMON STOCKS - 61.64%

ADVERTISING - 0.26%
Omnicom Group, Inc. (a)                                     60,300   $ 5,042,889

AEROSPACE - 0.99%
Lockheed Martin Corp.                                      217,300    13,263,992
Rockwell Collins, Inc.                                      15,500       748,960
Textron, Inc.                                               45,200     3,241,744
United Technologies Corp.                                   37,100     1,923,264
                                                                     -----------
                                                                      19,177,960

APPAREL & TEXTILES - 0.55%
Jones Apparel Group, Inc.                                   73,300     2,089,050
Liz Claiborne, Inc. (a)                                    100,900     3,967,388

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Mohawk Industries, Inc. *                                   58,200   $ 4,670,550
                                                                     -----------
                                                                      10,726,988

AUTO PARTS - 0.36%
Genuine Parts Company                                       12,100       519,090
Johnson Controls, Inc.                                      81,500     5,057,075
Lear Corp. (a)                                              41,700     1,416,549
                                                                     -----------
                                                                       6,992,714

AUTO SERVICES - 0.11%
AutoNation, Inc. *                                         105,800     2,112,826

AUTOMOBILES - 1.51%
Ford Motor Company                                       1,334,900    13,162,114
General Motors Corp.                                       441,400    13,511,254
PACCAR, Inc.                                                38,100     2,586,609
                                                                     -----------
                                                                      29,259,977

BANKING - 0.93%
Bank of America Corp.                                      182,500     7,683,250
BB&T Corp.                                                  30,900     1,206,645
Comerica, Inc.                                              46,200     2,721,180
KeyCorp                                                     15,700       506,325
National City Corp.                                        138,800     4,641,472
Regions Financial Corp.                                     10,100       314,312
SunTrust Banks, Inc.                                         4,600       319,470
Wachovia Corp.                                              13,100       623,429
                                                                     -----------
                                                                      18,016,083

BUILDING MATERIALS & CONSTRUCTION - 0.07%
Masco Corp.                                                 44,700     1,371,396

BUSINESS SERVICES - 1.25%
Affiliated Computer Services, Inc., Class A *               35,200     1,921,920
Electronic Data Systems Corp.                               46,000     1,032,240
First Data Corp.                                           441,300    17,652,000
Fluor Corp. (a)                                             56,800     3,656,784
                                                                     -----------
                                                                      24,262,944

CELLULAR COMMUNICATIONS - 0.08%
Nextel Partners, Inc., Class A *                            59,400     1,490,940

CHEMICALS - 0.33%
Air Products & Chemicals, Inc.                              23,700     1,306,818
Dow Chemical Company                                        77,500     3,229,425
PPG Industries, Inc.                                        33,100     1,959,189
                                                                     -----------
                                                                       6,495,432

COMPUTERS & BUSINESS EQUIPMENT - 3.63%
Dell, Inc. *                                             1,195,900    40,899,780
EMC Corp. *                                                218,200     2,823,508
Hewlett-Packard Company                                    666,300    19,455,960
Lexmark International, Inc. * (a)                           91,800     5,604,390
Network Appliance, Inc. *                                   75,200     1,785,248
                                                                     -----------
                                                                      70,568,886

CONTAINERS & GLASS - 0.02%
Ball Corp.                                                   8,900   $   326,986

CRUDE PETROLEUM & NATURAL GAS - 1.52%
Amerada Hess Corp.                                           4,900       673,750
Burlington Resources, Inc.                                  91,700     7,457,044
EOG Resources, Inc.                                        128,000     9,587,200
Occidental Petroleum Corp.                                 139,200    11,891,856
                                                                     -----------
                                                                      29,609,850

DOMESTIC OIL - 0.06%
Murphy Oil Corp.                                            23,200     1,156,984

ELECTRICAL EQUIPMENT - 0.39%
American Power Conversion Corp. (a)                         17,400       450,660
General Electric Company                                   209,600     7,057,232
                                                                     -----------
                                                                       7,507,892

ELECTRICAL UTILITIES - 2.29%
American Electric Power Company, Inc.                      143,400     5,692,980
CenterPoint Energy, Inc. (a)                               115,300     1,714,511
Consolidated Edison, Inc. (a)                               11,400       553,470
Constellation Energy Group, Inc.                            38,400     2,365,440
DTE Energy Company                                          22,300     1,022,678
Edison International                                        61,000     2,884,080
Entergy Corp.                                               76,500     5,685,480
Exelon Corp.                                               189,000    10,100,160
FirstEnergy Corp.                                           14,500       755,740
FPL Group, Inc.                                            105,800     5,036,080
PG&E Corp.                                                  41,000     1,609,250
Pinnacle West Capital Corp. (a)                              6,100       268,888
PPL Corp.                                                   28,000       905,240
Public Service Enterprise Group, Inc.                       23,100     1,486,716
The Southern Company                                       116,000     4,148,160
TXU Corp.                                                    2,800       316,064
                                                                     -----------
                                                                      44,544,937

ELECTRONICS - 0.29%
Adobe Systems, Inc. (a)                                    188,800     5,635,680

ENERGY - 0.44%
Duke Energy Corp. (a)                                      129,200     3,768,764
Marathon Oil Corp.                                          16,000     1,102,880
Progress Energy, Inc.                                       40,400     1,807,900
Sempra Energy                                               21,300     1,002,378
Xcel Energy, Inc. (a)                                       40,300       790,283
                                                                     -----------
                                                                       8,472,205

FINANCIAL SERVICES - 4.20%
Bear Stearns Companies, Inc.                                13,800     1,514,550
Charles Schwab Corp.                                       219,700     3,170,271
Citigroup, Inc.                                             86,200     3,923,824
Countrywide Financial Corp.                                 37,600     1,240,048
Federal Home Loan Mortgage Corp.                            81,300     4,590,198
Federal National Mortgage Association                      503,400    22,562,388

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Franklin Resources, Inc. (a)                                63,800   $ 5,356,648
JPMorgan Chase & Company                                   235,000     7,973,550
Lehman Brothers Holdings, Inc.                              36,900     4,298,112
MBNA Corp.                                                 425,600    10,486,784
PNC Financial Services Group, Inc.                          14,200       823,884
Providian Financial Corp. * (a)                             35,400       625,872
The Goldman Sachs Group, Inc.                               14,500     1,762,910
Washington Mutual, Inc.                                    340,600    13,358,332
                                                                     -----------
                                                                      81,687,371

FOOD & BEVERAGES - 0.46%
Sara Lee Corp.                                             281,900     5,342,005
Tyson Foods, Inc., Class A                                 202,600     3,656,930
                                                                     -----------
                                                                       8,998,935

GAS & PIPELINE UTILITIES - 0.36%
El Paso Corp. (a)                                          160,100     2,225,390
Kinder Morgan, Inc.                                         49,300     4,740,688
                                                                     -----------
                                                                       6,966,078

HEALTHCARE PRODUCTS - 2.77%
DENTSPLY International, Inc.                                13,900       750,878
Johnson & Johnson                                          787,700    49,845,656
Medtronic, Inc.                                             60,000     3,217,200
                                                                     -----------
                                                                      53,813,734

HEALTHCARE SERVICES - 4.01%
Cardinal Health, Inc.                                        5,400       342,576
Express Scripts, Inc. *                                     95,200     5,921,440
Health Net, Inc. * (a)                                       5,900       279,188
Humana, Inc. *                                              38,200     1,829,016
Lincare Holdings, Inc. * (a)                                99,100     4,068,055
McKesson Corp.                                             254,000    12,052,300
Medco Health Solutions, Inc. *                              38,300     2,099,989
UnitedHealth Group, Inc.                                   905,600    50,894,720
Wellchoice, Inc. *                                           4,500       341,550
                                                                     -----------
                                                                      77,828,834

HOLDINGS COMPANIES/CONGLOMERATES - 0.17%
Loews Corp.                                                 35,600     3,289,796

HOMEBUILDERS - 1.70%
Centex Corp.                                                62,700     4,049,166
D.R. Horton, Inc.                                          236,700     8,573,274
KB Home                                                     84,000     6,148,800
Lennar Corp., Class A (a)                                   68,900     4,117,464
NVR, Inc. * (a)                                              1,100       973,445
Pulte Homes, Inc.                                          134,800     5,785,616
Toll Brothers, Inc. *                                       75,800     3,385,986
                                                                     -----------
                                                                      33,033,751

HOTELS & RESTAURANTS - 1.18%
Darden Restaurants, Inc.                                    86,800     2,636,116
Marriott International, Inc., Class A                      126,600     7,975,800
McDonald's Corp.                                            26,700   $   894,183
MGM Mirage, Inc. * (a)                                      76,200     3,335,274
Outback Steakhouse, Inc.                                    45,800     1,676,280
Wendy's International, Inc.                                 32,800     1,480,920
Yum! Brands, Inc.                                          100,700     4,874,887
                                                                     -----------
                                                                      22,873,460

HOUSEHOLD APPLIANCES - 0.36%
Black & Decker Corp.                                        15,000     1,231,350
Whirlpool Corp. (a)                                         76,000     5,758,520
                                                                     -----------
                                                                       6,989,870

INDUSTRIAL MACHINERY - 0.55%
Caterpillar, Inc.                                          154,000     9,047,500
W.W. Grainger, Inc.                                         25,500     1,604,460
                                                                     -----------
                                                                      10,651,960

INSURANCE - 4.31%
Aetna, Inc.                                                131,700    11,344,638
AFLAC, Inc.                                                233,600    10,582,080
Ambac Financial Group, Inc.                                110,600     7,969,836
American International Group, Inc.                          66,100     4,095,556
Aon Corp.                                                   55,400     1,777,232
CIGNA Corp.                                                105,800    12,469,588
CNA Financial Corp. * (a)                                    4,700       140,389
Fidelity National Financial, Inc.                          150,900     6,718,068
Hartford Financial Services Group, Inc.                     13,000     1,003,210
Lincoln National Corp.                                      45,200     2,351,304
Marsh & McLennan Companies, Inc.                           114,800     3,488,772
MBIA, Inc.                                                  10,200       618,324
MGIC Investment Corp.                                       69,200     4,442,640
Old Republic International Corp.                            60,200     1,605,534
PMI Group, Inc. (a)                                         51,300     2,045,331
Radian Group, Inc.                                          57,700     3,063,870
Torchmark, Inc.                                             86,900     4,590,927
UnumProvident Corp. (a)                                    262,200     5,375,100
                                                                     -----------
                                                                      83,682,399

INTERNATIONAL OIL - 0.55%
ConocoPhillips                                             152,100    10,633,311

MANUFACTURING - 0.23%
Rockwell Automation, Inc.                                   68,500     3,623,650
SPX Corp.                                                   18,300       840,885
                                                                     -----------
                                                                       4,464,535

MEDICAL-HOSPITALS - 0.14%
Tenet Healthcare Corp. *                                   250,700     2,815,361

PETROLEUM SERVICES - 2.84%
Exxon Mobil Corp.                                          809,600    51,441,984
Valero Energy Corp.                                         32,300     3,651,838
                                                                     -----------
                                                                      55,093,822

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 4.39%
Abbott Laboratories                                     184,900   $    7,839,760
AmerisourceBergen Corp.                                  89,700        6,933,810
Bristol-Myers Squibb Company                            301,800        7,261,308
Forest Laboratories, Inc. *                              50,400        1,964,088
Merck & Company, Inc.                                   919,000       25,005,990
Pfizer, Inc.                                          1,452,700       36,273,919
                                                                  --------------
                                                                      85,278,875

PHOTOGRAPHY - 0.34%
Eastman Kodak Company (a)                               270,400        6,578,832

PUBLISHING - 0.22%
Gannett Company, Inc.                                    62,300        4,288,109

RAILROADS & EQUIPMENT - 0.46%
Burlington Northern Santa Fe Corp.                      127,700        7,636,460
Union Pacific Corp.                                      19,300        1,383,810
                                                                  --------------
                                                                       9,020,270

RETAIL GROCERY - 1.20%
Albertsons, Inc. (a)                                    149,200        3,826,980
Safeway, Inc.                                           395,300       10,119,680
SUPERVALU, Inc.                                          61,900        1,926,328
The Kroger Company *                                    362,100        7,455,639
                                                                  --------------
                                                                      23,328,627

RETAIL TRADE - 6.62%
Bed Bath & Beyond, Inc. *                               193,900        7,790,902
Dollar General Corp. (a)                                105,600        1,936,704
Home Depot, Inc.                                      1,113,000       42,449,820
Lowe's Companies, Inc.                                  382,800       24,652,320
Target Corp.                                            172,500        8,957,925
The TJX Companies, Inc.                                 243,000        4,976,640
Walgreen Company                                        301,900       13,117,555
Wal-Mart Stores, Inc.                                   563,500       24,692,570
                                                                  --------------
                                                                     128,574,436

SEMICONDUCTORS - 2.12%
Intel Corp.                                           1,209,200       29,806,780
Texas Instruments, Inc.                                 336,800       11,417,520
                                                                  --------------
                                                                      41,224,300

SOFTWARE - 0.27%
Autodesk, Inc. * (a)                                     34,000        1,578,960
Oracle Corp. *                                          303,100        3,755,409
                                                                  --------------
                                                                       5,334,369

STEEL - 0.02%
Nucor Corp.                                               6,900          407,031

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.32%
SBC Communications, Inc.                              1,066,000       25,552,020

TELEPHONE - 2.82%
AT&T Corp.                                              510,200       10,101,960
BellSouth Corp.                                         505,300       13,289,390
Harris Corp.                                             34,500   $    1,442,100
Verizon Communications, Inc.                            916,200       29,950,578
                                                                  --------------
                                                                      54,784,028

TOBACCO - 2.24%
Altria Group, Inc.                                      591,700       43,614,207

TRANSPORTATION - 0.61%
C. H. Robinson Worldwide, Inc.                            5,900          378,308
Expeditors International of
Washington, Inc. (a)                                      9,600          545,088
Harley-Davidson, Inc.                                   224,200       10,860,248
                                                                  --------------
                                                                      11,783,644

TRUCKING & FREIGHT - 0.10%
J.B. Hunt Transport Services, Inc. (a)                  102,600        1,950,426
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,184,984,116)                         $1,197,315,960
                                                                  --------------

U.S. TREASURY OBLIGATIONS - 2.65%

U.S. TREASURY BONDS - 0.94%
   5.375% due 02/15/2031 (a)                        $ 6,136,000        6,874,234
   6.50% due 11/15/2026 (a)                              12,000           15,006
   7.50% due 11/15/2016 (a)                             820,000        1,037,876
   7.875% due 02/15/2021                              1,700,000        2,312,398
   8.875% due 08/15/2017 (a)                          5,145,000        7,213,851
   3.50% due 12/15/2009                                 835,000          812,233
                                                                  --------------
                                                                      18,265,598

U.S. TREASURY NOTES - 1.71%
   1.625% due 02/28/2006 (a)                          2,772,000        2,746,988
   3.00% due 02/15/2009 ***                           2,751,000        2,647,408
   3.25% due 08/15/2007 (a)                          14,510,000       14,274,213
   3.625% due 07/15/2009                              2,214,000        2,169,461
   3.875% due 02/15/2013 (a)                          1,020,000          993,743
   4.25% due 08/15/2015 (a)                           7,353,000        7,307,044
   5.00% due 02/15/2011 (a)                           2,000,000        2,073,672
   5.75% due 08/15/2010 (a)                           1,000,000        1,066,523
                                                                  --------------
                                                                      33,279,052
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,985,907)                                                $   51,544,650
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.32%

FEDERAL HOME LOAN BANK - 0.39%
   2.50% due 12/15/2005 to 04/11/2006                 1,790,000        1,782,166
   2.625% due 07/15/2008                                370,000          352,570
   3.625% due 06/20/2007                              4,060,000        4,012,961
   4.50% due 11/15/2012 (a)                             500,000          496,486
   5.80% due 09/02/2008                               1,000,000        1,034,343
                                                                  --------------
                                                                       7,678,526

FEDERAL HOME LOAN MORTGAGE CORP. - 0.61%
   4.648% due 07/01/2035                              1,495,898        1,479,651

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
U.S. GOVERNMENT AGENCY

OBLIGATIONS (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
   5.00% due 07/15/2014 (a)                           $   270,000   $    276,815
   5.00% TBA **                                         4,040,000      3,952,889
   5.50% due 01/01/2034                                   783,348        783,807
   6.00% due 08/01/2016 to 05/01/2035                   1,680,900      1,714,136
   6.50% due 03/01/2017                                   126,129        130,232
   6.50% TBA **                                         3,350,000      3,444,219
                                                                    ------------
                                                                      11,781,749

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 13.22%
   2.50% due 06/15/2008                                 2,000,000      1,900,642
   3.793% due 07/01/2033 (b)                               89,275         88,164
   4.25% due 07/15/2007                                 5,066,000      5,053,178
   4.375% due 03/15/2013                                4,250,000      4,194,707
   4.50% due 10/01/2018                                 3,845,504      3,772,314
   4.50% TBA **                                        14,430,000     14,127,865
   5.00% due 12/01/2017 to 07/01/2035                  14,044,903     13,785,464
   5.00% due 03/01/2034 ***                             3,818,252      3,746,667
   5.00% TBA **                                        47,290,000     46,546,538
   5.50% due 07/01/2017 to 02/01/2035                  19,130,819     19,225,291
   5.50% due 11/01/2033 ***                             6,276,409      6,279,319
   5.50% TBA **                                        58,785,000     58,899,009
   6.00% due 12/15/2005 to 11/01/2034                  19,544,396     19,870,480
   6.00% due 05/15/2008 (a)                               775,000        804,758
   6.00% due 03/01/2017 to 01/01/2033 ***               3,319,557      3,394,445
   6.00% TBA **                                        27,322,000     27,863,600
   6.25% due 05/15/2029 (a)                               875,000      1,029,093
   6.50% due 04/01/2032 to 01/01/2034                   1,007,564      1,038,390
   6.50% TBA **                                        12,587,000     12,977,073
   6.625% due 11/15/2010                                2,700,000      2,952,364
   6.625% due 09/15/2009 (a)                              280,000        300,894
   7.00% due 12/01/2012 to 10/25/2041                   4,287,368      4,480,948
   7.00% TBA **                                         4,075,000      4,264,740
   7.50% due 11/01/2030 to 07/01/2031                     158,663        167,923
                                                                    ------------
                                                                     256,763,866

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.10%
   5.00% due 01/15/2035 to 04/15/2035                   1,047,515      1,037,199
   5.50% due 03/15/2035                                   808,064        816,014
                                                                    ------------
                                                                       1,853,213
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $279,520,966)                                                 $278,077,354
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.21%

BRAZIL - 0.08%
Federative Republic of Brazil
   8.75% due 02/04/2025                               $ 1,406,000   $  1,484,033

CHILE - 0.09%
Republic of Chile
   4.0691% due 01/28/2008 (b)                           1,800,000      1,809,000

MEXICO - 0.02%
Government of Mexico
   6.625% due 03/03/2015                                  270,000        293,355
   9.875% due 02/01/2010                                   95,000        113,002
                                                                    ------------
                                                                         406,357

PERU - 0.01%
Republic of Peru
   7.35% due 07/21/2025 (a)                               250,000        265,000

RUSSIA - 0.01%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                   160,000        183,840
                                                      -----------   ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $3,995,436)                                                $  4,148,230
                                                                    ------------
CORPORATE BONDS - 11.49%

AEROSPACE - 0.04%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                  448,339        480,512
Systems 2001 Asset Trust LLC,
   Series 2001, Class B
   7.156% due 12/15/2011                                  287,291        302,935
                                                                    ------------
                                                                         783,447

AGRICULTURE - 0.01%
Monsanto Co.
   5.50% due 07/30/2035                                   280,000        268,879

AIR TRAVEL - 0.01%
Delta Air Lines, Inc.
   8.00% due 12/15/2007                                    75,000         13,500
Southwest Airlines Company
   5.125% due 03/01/2017 (a)                               60,000         56,735
   5.25% due 10/01/2014                                    60,000         58,698
                                                                    ------------
                                                                         128,933

AUTO SERVICES - 0.04%
Erac USA Finance Company
   6.70% due 06/01/2034                                   490,000        525,348
Hertz Corp.
   4.9331% due 08/05/2008 (b)                             180,000        176,680
                                                                    ------------
                                                                         702,028

AUTOMOBILES - 0.12%
DaimlerChrysler North America Holding
   4.05% due 06/04/2008                                   100,000         97,655
   4.43% due 05/24/2006 (b)                             1,833,000      1,838,105
Ford Motor Company
   7.45% due 07/16/2031 (a)                               280,000        218,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES (CONTINUED)
General Motors Corp.
   8.375% due 07/15/2033 (a)                             $  285,000   $  222,300
                                                                      ----------
                                                                       2,376,460

BANKING - 0.46%
Banco Santander Chile
   4.1481% due 12/09/2009 (b)                             2,270,000    2,259,958
Bank of America Corp.
   7.125% due 09/15/2006                                    250,000      255,783
Bank One Corp.
   6.50% due 02/01/2006                                     825,000      831,160
Capital One Financial Corp.
   7.25% due 05/01/2006                                     190,000      192,953
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                                150,000      144,380
DBS Bank, Ltd.
   7.125% due 05/15/2011                                    100,000      110,464
HSBC USA, Inc.
   4.625% due 04/01/2014                                    750,000      727,948
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                                  80,000       76,874
MBNA America Bank
   5.375% due 01/15/2008                                    250,000      253,509
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                                 80,000       77,182
RBS Capital Trust IV
   4.29% due 09/29/2049 (b)                                 320,000      323,501
Washington Mutual, Inc.
   4.20% due 01/15/2010 (a)                                 210,000      204,938
   4.2244% due 03/22/2012 (b)                               110,000      109,922
   5.625% due 01/15/2007                                  2,486,000    2,517,085
Wells Fargo Company
   3.50% due 04/04/2008                                     500,000      487,943
Zions Bancorporation
   6.00% due 09/15/2015                                     250,000      265,407
                                                                      ----------
                                                                       8,839,007

BROADCASTING - 0.06%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                     125,000      135,682
Liberty Media Corp.
   5.37% due 09/17/2006 (b)                                 220,000      221,610
   8.25% due 02/01/2030 (a)                                 834,000      798,640
News America Holdings, Inc.
   6.75% due 01/09/2038                                      30,000       32,651
                                                                      ----------
                                                                       1,188,583

BUILDING MATERIALS & CONSTRUCTION - 0.04%
WCI Communities, Inc.
   6.625% due 03/15/2015 (a)                                730,000      660,650
   9.125% due 05/01/2012                                     80,000       82,400
                                                                      ----------
                                                                         743,050

BUILDINGS - 0.00%
William Lyon Homes, Inc.
   7.625% due 12/15/2012                                 $   75,000   $   71,063

CABLE AND TELEVISION - 0.23%
Comcast Corp.
   6.50% due 01/15/2015                                     165,000      178,242
Comcast Corp., Class A
   7.05% due 03/15/2033                                   1,344,000    1,495,804
Cox Communications, Inc.
   5.45% due 12/15/2014                                     150,000      149,024
Cox Communications, Inc., Class A
   4.625% due 06/01/2013                                    757,000      716,311
Historic TW Inc.
   8.18% due 08/15/2007                                     400,000      423,870
Time Warner, Inc.
   6.15% due 05/01/2007                                   1,269,000    1,297,002
   7.625% due 04/15/2031                                    130,000      152,299
                                                                      ----------
                                                                       4,412,552

CELLULAR COMMUNICATIONS - 0.07%
American Tower Corp.
   7.50% due 05/01/2012 (a)                                 170,000      180,200
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                     767,000    1,035,295
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                    140,000      161,700
                                                                      ----------
                                                                       1,377,195

CHEMICALS - 0.08%
Albemarle Corp.
   5.10% due 02/01/2015                                      95,000       92,995
Cytec Industries, Inc.
   6.75% due 03/15/2008                                   1,113,000    1,147,679
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                    235,000      231,034
                                                                      ----------
                                                                       1,471,708

COMMERCIAL SERVICES - 0.18%
Cendant Corp.
   6.25% due 01/15/2008                                     125,000      128,004
   6.25% due 03/15/2010 (a)                                 710,000      733,537
   6.875% due 08/15/2006                                    150,000      152,788
   7.375% due 01/15/2013                                  1,417,000    1,549,140
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2015                                   1,028,000      966,320
                                                                      ----------
                                                                       3,529,789

CRUDE PETROLEUM & NATURAL GAS - 0.09%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                                   1,543,000    1,620,150
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                     170,000      181,900
                                                                      ----------
                                                                       1,802,050

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL - 0.06%
Amerada Hess Corp.
   7.30% due 08/15/2031                                 $  820,000   $   956,654
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                   150,000       164,883
                                                                     -----------
                                                                       1,121,537

DRUGS & HEALTH CARE - 0.04%
Cardinal Health, Inc.
   6.75% due 02/15/2011                                    510,000       547,390
Wyeth
   4.375% due 03/01/2008                                   145,000       144,157
                                                                     -----------
                                                                         691,547

ELECTRICAL EQUIPMENT - 0.09%
General Electric Company
   5.00% due 02/01/2013                                  1,665,000     1,678,841
SP PowerAssets, Ltd.
   5.00% due 10/22/2013                                    150,000       151,202
                                                                     -----------
                                                                       1,830,043

ELECTRICAL UTILITIES - 1.00%
AES Gener SA
   7.50% due 03/25/2014 (a)                              1,500,000     1,525,464
American Electric Power Company, Inc.
   5.25% due 06/01/2015 (a)                                930,000       931,468
Arizona Public Service Co.
   5.50% due 09/01/2035                                    860,000       839,130
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                                    666,000       789,253
Consumers Energy Co.
   5.80% due 09/15/2035                                  1,000,000       983,359
Dominion Resources Inc/VA
   4.75% due 12/15/2010                                    835,000       825,721
Dominion Resources, Inc.
   5.70% due 09/17/2012                                    200,000       206,376
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                                    280,000       308,067
Empresa Nacional de Electricidad SA/Chile
   8.35% due 08/01/2013                                  1,650,000     1,878,218
Enersis SA
   7.375% due 01/15/2014 (a)                               883,000       933,009
FirstEnergy Corp.
   6.45% due 11/15/2011                                    702,000       747,465
   7.375% due 11/15/2031                                   530,000       621,620
Midwest Generation LLC
   8.75% due 05/01/2034                                    200,000       222,750
Oncor Electric Delivery Company
   7.00% due 05/01/2032                                    125,000       143,345
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                    250,000       241,261
   6.05% due 03/01/2034                                  1,850,000     1,924,725
PSEG Power LLC
   5.00% due 04/01/2014                                 $  150,000   $   145,877
   6.875% due 04/15/2006                                 1,760,000     1,781,021
   8.625% due 04/15/2031                                    50,000        64,902
Scottish Power PLC
   4.91% due 03/15/2010                                    190,000       189,889
TXU Corp., Series R
   6.55% due 11/15/2034                                  2,303,000     2,137,419
TXU Electric Delivery Co.
   6.375% due 01/15/2015                                 1,695,000     1,829,853
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                     90,000        89,243
                                                                     -----------
                                                                      19,359,435

ELECTRONICS - 0.03%
Jabil Circuit, Inc.
   5.875% due 07/15/2010 (a)                               210,000       215,107
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                    250,000       292,830
Stoneridge, Inc.
   11.50% due 05/01/2012                                   125,000       132,500
                                                                     -----------
                                                                         640,437

ENERGY - 0.81%
Devon Energy Corp.
   7.95% due 04/15/2032                                     30,000        38,242
Duke Capital LLC
   6.75% due 02/15/2032                                    929,000     1,013,570
Duke Energy Corp.
   3.75% due 03/05/2008                                    443,000       434,179
Enbridge Energy Partners L.P., Series B
   4.75% due 06/01/2013                                  1,140,000     1,092,028
Enterprise Products Operating LP
   4.95% due 06/01/2010                                    850,000       835,405
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015 (a)                                943,000       894,743
   6.875% due 03/01/2033                                   834,000       880,348
GS Caltex Corp.
   5.50% due 08/25/2014                                    778,000       788,979
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                    960,000       975,178
Marathon Oil Corp.
   6.80% due 03/15/2032                                    996,000     1,143,181
Nexen, Inc.
   5.875% due 03/10/2035                                   993,000       973,340
Northern Border Pipeline Company
   6.25% due 05/01/2007                                    986,000     1,007,510
Pioneer Natural Resources Company
   5.875% due 07/15/2016                                   653,000       642,457
Progress Energy, Inc.
   7.00% due 10/30/2031                                    462,000       513,371

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Sempra Energy
   4.75% due 05/15/2009                                 $  733,000   $   727,835
TEPPCO Partners, L.P.
   6.125% due 02/01/2013                                   872,000       897,684
Texas Gas Transmission Corp.
   4.60% due 06/01/2015                                  1,860,000     1,765,160
TXU Energy Company, LLC
   4.36% due 01/17/2006 (b)                                110,000       110,046
   7.00% due 03/15/2013                                    932,000     1,011,802
                                                                     -----------
                                                                      15,745,058

FINANCIAL SERVICES - 3.25%
AXA Financial, Inc.
   7.75% due 08/01/2010                                    712,000       796,409
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                  1,645,000     1,718,398
Boeing Capital Corp.
   6.50% due 02/15/2012                                  1,198,000     1,305,487
CIT Group, Inc.
   4.00% due 05/08/2008 (a)                                622,000       611,490
   5.75% due 09/25/2007 (a)                                946,000       965,038
CIT Group, Inc., Series MTN
   4.0219% due 05/18/2007 (b)                              733,000       734,930
Citigroup, Inc.
   5.00% due 09/15/2014                                    200,000       198,920
   5.00% due 03/06/2007                                  2,750,000     2,769,085
   5.50% due 08/09/2006                                  1,333,000     1,345,005
   5.625% due 08/27/2012                                 1,260,000     1,309,775
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                                    896,000       833,682
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                   220,000       241,236
Countrywide Home Loans, Inc., Series MTNJ
   5.50% due 08/01/2006                                  1,880,000     1,895,162
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008                                 1,276,000     1,275,531
Downey Financial Corp.
   6.50% due 07/01/2014                                    150,000       153,439
Dresdner Bank-New York
   7.25% due 09/15/2015                                    930,000     1,074,491
ERP Operating LP
   4.75% due 06/15/2009                                    190,000       188,492
FleetBoston Financial Corp.
   4.875% due 12/01/2006                                   743,000       745,177
Ford Motor Credit Company
   6.875% due 02/01/2006                                   953,000       956,900
   7.375% due 02/01/2011                                   590,000       564,339
   7.875% due 06/15/2010                                   375,000       364,916
Fund American Companies, Inc.
   5.875% due 05/15/2013                                 1,113,000     1,113,196
General Electric Capital Corp., Series MTNA
   5.875% due 02/15/2012                                $1,966,000   $ 2,065,558
General Electric Capital Corp., Series MTNA
   6.00% due 06/15/2012 (a)                                 70,000        74,510
General Motors Acceptance Corp.
   6.125% due 09/15/2006                                 1,413,000     1,417,488
   7.25% due 03/02/2011                                    225,000       209,224
   8.00% due 11/01/2031                                    290,000       253,219
Goldman Sachs Group, Inc.
   4.125% due 01/15/2008                                 1,050,000     1,039,400
HBOS PLC
   5.375% due 11/29/2049 (b)                               190,000       191,316
HSBC Finance Corp.
   4.625% due 01/15/2008                                 1,432,000     1,431,754
   5.00% due 06/30/2015                                    325,000       319,374
International Lease Finance Corp.
   3.50% due 04/01/2009                                    270,000       257,433
   4.55% due 10/15/2009                                    100,000        99,502
   4.75% due 07/01/2009                                    555,000       550,007
   5.875% due 05/01/2013                                 1,317,000     1,372,415
International Lease Finance Corp., Series MTNP
   3.9988% due 01/15/2010 (b)                            1,615,000     1,621,161
iStar Financial, Inc., Series B
   4.875% due 01/15/2009 (a)                             1,610,000     1,594,579
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                                   625,000       611,783
JPMorgan Chase & Company
   5.25% due 05/30/2007                                  1,826,000     1,847,467
   5.35% due 03/01/2007                                  2,075,000     2,098,935
   6.75% due 02/01/2011                                  1,000,000     1,082,084
JSG Funding PLC, Series $
   7.75% due 04/01/2015 (a)                                175,000       148,750
Lazard Group LLC, Series 144A
   7.125% due 05/15/2015                                    70,000        69,507
Lehman Brothers Holdings, Inc., Series MTN
   4.25% due 01/27/2010 (a)                                310,000       303,280
MBNA Capital, Series B
   4.4931% due 02/01/2027 (b)                              325,000       318,545
MBNA Corp.
   4.1631% due 05/05/2008 (b)                            1,000,000     1,008,229
Mizuho JGB Investment LLC
   9.87% due 12/31/2049 (b)                                240,000       267,759
Morgan Stanley
   6.75% due 04/15/2011                                  1,920,000     2,088,651
National Rural Utilities Cooperative Finance
   Corp.
   3.875% due 02/15/2008 (a)                             1,132,000     1,114,306
NiSource Finance Corp.
   6.15% due 03/01/2013                                    912,000       965,738
   7.875% due 11/15/2010                                 1,530,000     1,720,164

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                                 $4,480,000   $ 4,425,837
PCCW-HKT Capital, Ltd., Series REGS
   8.00% due 11/15/2011                                     80,000        91,148
Popular North America, Inc.
   4.70% due 06/30/2009                                  1,500,000     1,492,815
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                                 1,439,000     1,454,111
Reliastar Financial Corp.
   6.50% due 11/15/2008                                    160,000       169,119
Residential Capital Corp.
   6.375% due 06/30/2010                                   410,000       415,362
   6.875% due 06/30/2015                                 1,540,000     1,611,473
SB Treasury Company LLC
   zero coupon, Step up to 10.925% on
      06/30/2008 due 12/29/2049 (b)                        100,000       110,357
SLM Corp., Series MTNA
   5.00% due 04/15/2015                                    250,000       248,614
The Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                                  1,735,000     1,752,102
   6.875% due 01/15/2011                                 3,405,000     3,705,968
Toll Brothers Finance Corp, Series 144A
   5.15% due 05/15/2015                                    190,000       180,854
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                   140,000       136,619
                                                                     -----------
                                                                      63,097,615

FOOD & BEVERAGES - 0.36%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                                     50,000        54,500
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                                   100,000        99,967
Kellogg Company, Series B
   6.60% due 04/01/2011                                    200,000       216,689
Kraft Foods, Inc.
   5.25% due 06/01/2007                                  3,747,000     3,785,163
Nabisco, Inc.
   7.55% due 06/15/2015                                    500,000       591,884
Smithfield Foods., Inc.
   7.00% due 08/01/2011                                  1,483,000     1,512,660
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014                                    690,000       673,792
                                                                     -----------
                                                                       6,934,655

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   7.375% due 03/15/2032                                    40,000        45,249

FURNITURE & FIXTURES - 0.06%
Mohawk Industries Inc., Series C
   6.50% due 04/15/2007                                  1,053,000     1,079,204

GAS & PIPELINE UTILITIES - 0.18%
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                $  690,000   $   795,977
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                    660,000       633,915
   7.30% due 08/15/2033                                    986,000     1,143,494
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                                    986,000       976,644
                                                                     -----------
                                                                       3,550,030

HEALTHCARE SERVICES - 0.20%
Coventry Health Care, Inc.
   5.875% due 01/15/2012 (a)                               733,000       743,995
Tenet Healthcare Corp, Series 144A
   9.25% due 02/01/2015                                    125,000       126,250
UnitedHealth Group, Inc.
   3.75% due 02/10/2009                                  1,144,000     1,110,358
WellPoint, Inc.
   3.50% due 09/01/2007                                  1,173,000     1,146,038
   5.00% due 12/15/2014                                    686,000       682,455
                                                                     -----------
                                                                       3,809,096

HOLDINGS COMPANIES/CONGLOMERATES - 0.06%
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                                  1,166,000     1,252,188

HOMEBUILDERS - 0.05%
Centex Corp.
   4.75% due 01/15/2008                                     40,000        39,747
MDC Holdings, Inc.
   5.50% due 05/15/2013                                     50,000        49,171
Pulte Homes, Inc.
   6.25% due 02/15/2013                                    100,000       103,129
   7.875% due 08/01/2011                                    90,000       100,310
   8.125% due 03/01/2011                                    25,000        27,943
Technical Olympic USA, Inc.
   7.50% due 03/15/2011 (a)                                 50,000        46,875
   10.375% due 07/01/2012                                   50,000        52,625
Toll Brothers, Inc.
   4.95% due 03/15/2014 (a)                                500,000       475,123
William Lyon Homes, Inc.
   10.75% due 04/01/2013                                   100,000       107,750
                                                                     -----------
                                                                       1,002,673

HOTELS & RESTAURANTS - 0.13%
Hilton Hotels Corp.
   7.625% due 12/01/2012 (a)                                40,000        45,022
   8.25% due 02/15/2011                                    120,000       135,932
Marriott International, Inc.
   4.625% due 06/15/2012                                   565,000       545,974
MGM Mirage, Inc.
   6.00% due 10/01/2009                                  1,213,000     1,197,838

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
MGM Mirage, Inc. (continued)
   6.375% due 12/15/2011 (a)                            $  666,000   $   661,005
                                                                     -----------
                                                                       2,585,771

INDUSTRIAL MACHINERY - 0.06%
Caterpillar, Inc.
   7.25% due 09/15/2009                                  1,050,000     1,143,340

INSURANCE - 1.41%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                 3,360,000     3,418,098
Aetna, Inc.
   7.375% due 03/01/2006                                   100,000       101,157
Allstate Corp.
   5.55% due 05/09/2035                                  3,000,000     2,895,087
Arch Capital Group Ltd
   7.35% due 05/01/2034                                  1,300,000     1,386,229
Aspen Insurance Holdings Ltd.
   6.00% due 08/15/2014                                  1,500,000     1,500,138
CNA Financial Corp.
   5.85% due 12/15/2014                                  3,125,000     3,071,487
   7.25% due 11/15/2023                                     80,000        84,568
Endurance Specialty Holdings Ltd.
   7.00% due 07/15/2034                                  1,300,000     1,317,610
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013 (a)                               696,000       673,818
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                    140,000       129,839
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                 1,785,000     1,814,847
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                 1,386,000     1,389,030
   5.375% due 07/15/2014 (a)                               533,000       515,405
Metlife, Inc.
   5.70% due 06/15/2035                                  1,175,000     1,168,046
Monumental Global Funding
   3.84% due 05/19/2006 (b)                                630,000       629,899
   5.20% due 01/30/2007                                    250,000       251,511
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                                    30,000        36,500
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                                250,000       251,425
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013                                  1,200,000     1,260,197
Oil Casualty Insurance Ltd.
   8.00% due 09/15/2034                                  1,873,000     1,911,507
Prudential Financial, Inc.
   4.75% due 04/01/2014                                    125,000       122,562
Prudential Insurance Company
   6.375% due 07/23/2006                                   350,000       354,833
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                 1,130,000     1,172,626
W.R. Berkley Corp.
   6.15% due 08/15/2019                                 $1,166,000   $ 1,176,749
XL Capital, Ltd.
   5.25% due 09/15/2014                                    860,000       829,643
                                                                     -----------
                                                                      27,462,811

INTERNATIONAL OIL - 0.12%
Newfield Exploration Company
   8.375% due 08/15/2012                                   100,000       108,000
Pemex Project Funding Master Trust
   5.17% due 06/15/2010 (b)                                200,000       208,100
   6.125% due 08/15/2008                                 1,500,000     1,545,000
   7.375% due 12/15/2014 (a)                               500,000       555,000
                                                                     -----------
                                                                       2,416,100

LEISURE TIME - 0.16%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                                  2,415,000     2,859,176
Mohegan Tribal Gaming
   6.375% due 07/15/2009                                   135,000       135,000
Royal Caribbean Cruises Ltd.
   6.875% due 12/01/2013                                   100,000       103,750
                                                                     -----------
                                                                       3,097,926

LIQUOR - 0.07%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043                                  1,232,000     1,415,424

MANUFACTURING - 0.08%
Tyco International Group SA
   6.375% due 10/15/2011                                 1,450,000     1,545,529

MEDICAL-HOSPITALS - 0.00%
Tenet Healthcare Corp.
   9.875% due 07/01/2014                                    50,000        52,250

METAL & METAL PRODUCTS - 0.17%
Alcan, Inc.
   5.00% due 06/01/2015                                    590,000       580,212
CODELCO, Inc., Series 144A
   5.625% due 09/21/2035                                 1,200,000     1,187,278
Inco Ltd.
   7.75% due 05/15/2012                                    680,000       773,266
Southern Peru Copper Corp.
   7.50% due 07/27/2035                                    710,000       692,250
                                                                     -----------
                                                                       3,233,006

MINING - 0.04%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                                    702,000       720,390

PAPER - 0.03%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010 (a)                                175,000       178,063
International Paper Company
   5.85% due 10/30/2012 (a)                                150,000       153,791

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------   ----------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Norske Skogindustrier ASA
   7.625% due 10/15/2011                                 $  245,000   $  265,668
Temple-Inland, Inc.
   7.875% due 05/01/2012                                     20,000       22,113
                                                                      ----------
                                                                         619,635

PETROLEUM SERVICES - 0.10%
Valero Logistics Operations LP
   6.05% due 03/15/2013                                   1,875,000    1,948,506

PHARMACEUTICALS - 0.04%
Hospira, Inc.
   5.90% due 06/15/2014                                     110,000      114,540
Schering Plough Corp.
   5.55% due 12/01/2013 (b)                                 630,000      649,609
                                                                      ----------
                                                                         764,149

RAILROADS & EQUIPMENT - 0.00%
Union Pacific Railroad Company, Series 2002-1
   6.061% due 01/17/2023                                     49,335       53,140

REAL ESTATE - 0.40%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                                   1,763,000    1,868,323
Camden Property Trust, REIT
   5.00% due 06/15/2015                                     360,000      348,155
Colonial Properties Trust, REIT
   6.25% due 06/15/2014 (a)                               1,380,000    1,428,398
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                                    125,000      122,020
   5.00% due 05/03/2010                                     250,000      248,512
Duke Realty Corp., REIT
   4.1844% due 12/22/2006 (b)                               690,000      690,620
Health Care Property Investors, Inc.,REIT
   6.45% due 06/25/2012                                     648,000      684,141
Health Care, Inc., REIT
   6.00% due 11/15/2013                                     523,000      526,125
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                                     100,000      107,113
iStar Financial, Inc., REIT
   6.05% due 04/15/2015 (a)                                 150,000      152,957
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                                     500,000      486,683
Rouse Company, REIT
   5.375% due 11/26/2013                                  1,135,000    1,080,618
                                                                      ----------
                                                                       7,743,665

RETAIL GROCERY - 0.00%
Kroger Company
   4.95% due 01/15/2015                                      80,000       76,326

SUPRANATIONAL - 0.12%
Central American Bank
   6.75% due 04/15/2013                                     900,000      961,254
Corporacion Andina de Fomento
   5.20% due 05/21/2013                                  $1,330,000   $1,334,233
                                                                      ----------
                                                                       2,295,487

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.29%
Citizens Communications Company
   9.00% due 08/15/2031                                   1,120,000    1,135,400
Deutsche Telekom International Finance BV
   zero coupon, Step up to 8.25% on
   12/15/2005 due 06/15/2030                                510,000      658,420
   zero coupon, Step up to 8% on
   12/15/2005 due 06/15/2010                                721,000      817,416
France Telecom SA
   8.00% due 03/01/2011                                     470,000      533,670
   8.50% due 03/01/2031 (b)                               1,280,000    1,715,398
SBC Communications, Inc.
   4.125% due 09/15/2009                                     40,000       38,991
   5.10% due 09/15/2014                                      40,000       39,637
   5.625% due 06/15/2016                                    550,000      562,239
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                     75,000       80,630
                                                                      ----------
                                                                       5,581,801

TELEPHONE - 0.44%
AT&T Corp.
   8.35% due 01/15/2025                                     100,000      100,077
Bellsouth Corp.
   4.20% due 09/15/2009                                     125,000      122,577
Sprint Capital Corp.
   6.125% due 11/15/2008                                    882,000      915,890
   6.375% due 05/01/2009                                    188,000      197,392
   6.875% due 11/15/2028                                    188,000      207,679
   8.375% due 03/15/2012                                  1,138,000    1,339,242
   8.75% due 03/15/2032                                   1,395,000    1,870,595
Telecom Italia Capital SA
   4.00% due 01/15/2010                                     150,000      144,032
   4.00% due 11/15/2008                                     125,000      121,964
   6.00% due 09/30/2034                                     100,000       97,994
Verizon Global Funding Corp.
   6.75% due 12/01/2005 (a)                               1,446,000    1,452,192
   7.375% due 09/01/2012                                    618,000      701,316
Verizon New York, Inc.
   6.875% due 04/01/2012                                  1,133,000    1,212,081
                                                                      ----------
                                                                       8,483,031

TOBACCO - 0.03%
Altria Group, Inc.
   7.00% due 11/04/2013                                     466,000      510,066

TRANSPORTATION - 0.08%
CSX Corp.
   4.01% due 08/03/2006 (b)                               1,426,000    1,428,336

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION (CONTINUED)
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                               $   100,000   $    107,500
                                                                    ------------
                                                                       1,535,836

UTILITY SERVICE - 0.10%
Progress Energy, Inc.
   6.75% due 03/01/2006                                 1,040,000      1,049,264
Public Service Company of New Mexico
   4.40% due 09/15/2008                                   968,000        952,647
                                                                    ------------
                                                                       2,001,911
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $221,258,953)                           $223,139,611
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.02%
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2003-57, Class A1
   5.50% due 01/25/2034                                 2,406,003      2,403,230
Banc of America Commercial Mortgage Inc.,
   Series 2005-3, Class J
   5.3445% due 07/10/2043                                 830,000        764,369
Banc of America Commercial Mortgage Inc.,
   Series 2005-5, Class G
   5.402% due 10/10/2015                                1,200,000      1,149,064
Banc of America Commercial Mortgage Inc.,
   Series 2005-5, Class H
   5.402% due 10/10/2015                                  800,000        736,835
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class F
   5.279% due 11/10/2039                                  900,000        874,819
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class G
   5.377% due 11/10/2039                                  900,000        874,916
Banc of America Commercial Mortgage, Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                            1,085,000      1,072,264
Banc of America Commercial Mortgage, Inc.,
   Series 2005-4, Class A5A
   4.933% due 07/10/2045                                1,500,000      1,495,313
Banc of America Large Loan, Series 2005-BOCA,
   Class A2
   3.9381% due 12/15/2016 (b)                           1,333,000      1,333,284
Banc of America Large Loan, Series 2005-BBA6,
   Class B
   3.978% due 01/15/2019 (b)                            3,290,000      3,290,658
Banc of America Large Loan, Series 2005-BOCA,
   Class K
   5.1181% due 12/15/2016 (b)                           1,120,000      1,118,842
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                   176,189        176,730
Bear Stearns Asset Backed Securities, Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                                 1,428,781      1,411,866
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-AC5, Class A1
   5.25% due 10/25/2034                               $ 1,251,473   $  1,249,681
Bear Stearns Commercial Mortgage Securities,
   Inc
   0.063% due 11/11/2041                               61,015,701      1,094,933
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR9, Class A4B
   4.943% due 09/11/2042                                2,250,000      2,226,601
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                                 1,000,000        970,206
Chase Commercial Mortgage Securities Corp,
   Series 1997-1, Class A2
   7.37% due 06/19/2029                                 2,618,549      2,677,478
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                1,000,000      1,125,940
Commercial Mortgage Pass-Through Certificate,
   Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                                  375,000        354,702
Commercial Mortgage Pass-Through
   Certificates, Series 2005-C6, Class B
   5.398% due 06/10/2044 (b)                            1,800,000      1,810,294
Commercial Mortgage Pass-Through
   Certificates, Series 2005-C6, Class G
   5.459% due 06/10/2044                                1,500,000      1,441,451
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1A2
   4.673% due 08/25/2034 (b)                            1,413,000      1,410,022
Countrywide Home Loans,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                                   117,542        117,666
Crown Castle Towers LLC,
   Series 2005-1A, Class AFL
   4.1481% due 06/15/2035 (b)                             240,000        240,578
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                                  650,000        638,848
Crown Castle Towers LLC,
   Series 2005-1A, Class B
   4.878% due 06/15/2035                                  500,000        490,664
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                                  300,000        294,984
CS First Boston Mortgage Securities Corp,
   Series 1999-C1, Class A1
   6.91% due 09/15/2041                                 1,160,733      1,173,685
CS First Boston Mortgage Securities Corp,
   Series 2000-C1, Class A2
   7.545% due 04/15/2062                                1,533,000      1,681,570
CS First Boston Mortgage Securities Corp,
   Series 2003-CPN1, Class A1
   3.727% due 03/15/2035                                3,444,416      3,332,338

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 02/15/2034                               $    125,847   $  126,149
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                    250,000      256,900
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                    250,000      256,735
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                     275,000      291,762
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                    125,000      132,800
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                    150,000      145,044
CS First Boston Mortgage Securities Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                                     293,097      298,726
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class AX
   0.0579% IO due 02/15/2038 (b)                         98,344,637    1,193,953
CS First Boston Mortgage Securities Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                              1,210,000    1,188,010
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class F
   5.572% due 08/15/2038 (b)                              1,984,000    1,959,517
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class G
   5.572% due 08/15/2038 (b)                              1,725,000    1,691,173
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                      66,618       70,159
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                    443,486      457,075
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                                    355,092      363,086
First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Class E
   6.778% due 11/18/2035                                  1,333,000    1,469,786
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                   2,375,000    2,519,337
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                    150,000      153,404
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class A4
   4.978% due 05/10/2043 (b)                                945,000      941,674
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                           $    925,000   $  920,564
G-Force LLC, 2005-RR2, Class A4B
   5.422% due 12/25/2039                                  1,835,000    1,853,236
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class XC
   0.0862% IO due 08/10/2042 (b)                         82,634,713    1,379,355
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                    486,681      477,356
GS Mortgage Securities Corp II,
   Series 2005-GG4, Class E
   5.078% due 07/10/2039 (b)                              1,125,000    1,099,230
GS Mortgage Securities Corp II,
   vSeries 2005-GG4, Class XC
   0.1134% IO due 07/10/2039 (b)                         44,414,000      878,984
GS Mortgage Securities Corp. II, Series
   2004-GG2, Class XC
   0.0846% IO due 08/10/2038 (b)                        158,317,357    1,790,569
Hilton Hotels Pool Trust,
   Series 2000-HLTA, Class B
   3.61% due 10/03/2015 (b)                                  95,000       95,545
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class H
   5.153% due 10/15/2042 (b)                              1,300,000    1,182,203
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                                    370,000      379,284
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                                     375,000      366,537
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-FL1A, Class A1
   3.9419% due 04/16/2019 (b)                             1,402,988    1,403,532
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP2, Class E
   4.981% due 07/15/2042 (b)                                650,000      634,951
LB-UBS Commercial Mortgage Trust, Series
   2000-C4, Class A2
   7.37% due 08/15/2026                                   3,545,000    3,897,494
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                                    850,000      831,572
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                                735,000      720,307
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                                  2,500,000    2,505,950
Merrill Lynch Mortgage Trust, Series
   2005-MCP1, Class E
   5.131% due 06/12/2043 (b)                              1,205,000    1,167,223

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Trust, Series
   2005-MCP1, Class XC
   0.049% due 06/12/2043 (b)                          $ 68,657,135   $   832,125
Merrill Lynch Mortgage Trust,
   Series 2004-BPB1, Class XC
   0.058% IO due 09/12/2041                             45,666,586       901,532
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class F
   5.384% due 07/12/2038                                 1,400,000     1,370,698
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class XC
   .041% due 07/12/2038                                217,612,000     1,418,830
Merrill Lynch Mortgage Trust,
   Series 2005-MCP1, Class AJ
   4.845% due 06/12/2043 (b)                               920,000       901,990
Merrill Lynch Mortgage Trust,
   Series 2005-MKB2, Class A4
   5.204% due 09/12/2042 (b)                             1,193,000     1,208,108
Morgan Stanley Capital I, Series 1999-FNV1,
   Class A2
   6.53% due 03/15/2031                                  1,125,000     1,179,132
Morgan Stanley Capital I,
   Series 2003-KIDS, Class A
   3.90% due 07/14/2016 (b)                                 85,353        85,582
Morgan Stanley Capital I, Series 2005-HQ6,
   Class B
   5.152% due 08/13/2042 (b)                             2,500,000     2,487,615
Multi Security Asset Trust, Series 2005-RR4A,
   Class F
   5.88% due 11/28/2035 (b)                                946,000       934,188
Residential Asset Mortgage Products, Inc.,
   Series 2004-SL2, Class A1
   6.50% due 10/25/2016                                  2,286,810     2,329,673
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                   120,000       128,074
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                   256,036       260,485
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                   925,000       985,519
Sequoia Mortgage Trust, Series 2005-3,
   Class A1
   3.9963% due 05/20/2035 (b)                            1,968,768     1,964,760
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.582% due 07/15/2027 (b)                                44,758        45,676
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16, Class XC
   0.1798% IO due 10/15/2041 (b)                        34,888,773       681,807
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                                  2,000,000     1,941,171
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.0459% IO due 03/15/2042 (b)                      $ 81,007,685   $   740,653
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class E
   5.109% due 05/15/2044 (b)                               825,000       800,737
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-WL5A, Class A2
   3.9681% due 01/15/2018 (b)                            1,686,000     1,685,694
Washington Mutual, Inc.,
   Series 2005-1, Class 6A1
   6.50% due 03/25/2035                                    179,042       181,757
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR10, Class 2A6
   4.1105% due 06/25/2035 (b)                              275,000       273,138
                                                      ------------   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $99,404,756)                                                $97,471,957
                                                                     -----------
ASSET BACKED SECURITIES - 2.80%
Advanta Business Card Master Trust,
   Series 2005-A1, Class A1
   3.8663% due 04/20/2011 (b)                              375,000       374,238
ARG Funding Corp., Series 2005-2A, Class A1
   4.54% due 05/20/2009                                    240,000       239,614
Argent Securities, Inc., Series 2004-W1,
   Class M3
   5.28% due 03/25/2034 (b)                              2,000,000     2,028,521
California Infrastructure Development PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                                    148,058       149,789
California Infrastructure SCE-1, Series
   1997-1, Class A6
   6.38% due 09/25/2008                                    166,670       168,730
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class C
   4.5463% due 03/20/2050 (b)                            1,120,000     1,120,000
Capital Trust Re CDO Ltd, Series 2005-1A,
   Class E
   5.8963% due 03/20/2050 (b)                              746,000       746,000
Capital Trust Re CDO Ltd, Series 2005-3A,
   Class A1
   5.094% due 06/25/2035                                 2,510,000     2,535,076
Centex Home Equity, Series 2001-B, Class A5
   6.83% due 07/25/2032                                  1,756,000     1,767,976
Centex Home Equity, Series 2004-D, Class AF4
   4.68% due 06/25/2032                                    160,000       157,601
Centex Home Equity, Series 2005-A, Class M4
   4.63% due 01/25/2035 (b)                              1,416,000     1,421,799
Chase Funding Mortgage Loan Asset Backed
   Trust, Series 2003-2, Class 1A3
   2.86% due 12/25/2024                                     15,726        15,677
Citibank Credit Card Issuance Trust, Series
   2002-A1, Class A1
   4.95% due 02/09/2009                                  2,000,000     2,010,842

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
ASSET BACKED SECURITIES (CONTINUED)
Citigroup Mortgage Loan Trust Inc, Series
   2005-OPT4, Class A2C
   3.9544% due 07/25/2035 (b)                            $4,328,000   $4,326,190
Countryplace Manufactured Housing Contract
   Trust, Series 2005-1, Class A3
   4.80% due 12/15/2035 (b)                                 275,000      264,730
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                              2,641,000    2,613,108
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   4.11% due 09/25/2033 (b)                                 250,000      250,398
CW Capital Cobalt I, Series 2005-1A, Class A1
   4.1163% due 05/25/2045 (b)                             2,110,536    2,105,919
Discover Card Master Trust I,
   Series 1996-4, Class A
   4.1431% due 10/16/2013 (b)                               275,000      279,436
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                                    150,000      147,680
Equity One ABS, Inc., Series 2003-4, Class AF3
   3.531% due 11/25/2033                                    853,029      850,022
Equity One ABS, Inc., Series 2004-1, Class M2
   5.115% due 04/25/2034                                    666,000      652,417
Equity One ABS, Inc., Series 2004-1, Class M3
   5.26% due 04/25/2034                                   1,500,000    1,465,515
Equity One ABS, Inc., Series 2004-2, Class AV2
   4.08% due 07/25/2034 (b)                               1,098,714    1,100,088
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   4.31% due 05/25/2034 (b)                               3,000,000    3,024,964
First Investors Auto Owner Trust,
   Series 2005-A, Class A2
   4.23% due 07/16/2012                                     250,000      248,042
Green Tree Financial Corp.,
   Series 1996-8, Class A6
   7.60% due 10/15/2027                                   1,522,255    1,599,296
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   4.0794% due 06/17/2022 (b)                               267,503      268,749
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   4.19% due 11/25/2034 (b)                                 125,000      125,238
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   4.53% due 02/25/2034 (b)                               1,600,000    1,604,761
MBNA Credit Card Master Note Trust, Series
   2002-C1, Class C1
   6.80% due 07/15/2014                                     500,000      544,794
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   4.12% due 11/25/2034 (b)                                 250,000      250,432
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                              $  230,000   $  229,723
Nordstrom Credit Card Master Note Trust,
   Series 2002-1A, Class B
   4.4681% due 10/13/2010 (b)                               150,000      150,392
Option One Mortgage Loan Trust, Series
   2005-1, Class M1
   4.35% due 02/25/2035 (b)                                 866,000      866,901
Option One Mortgage Loan Trust,
   Series 2004-1, Class M1
   4.43% due 01/25/2034 (b)                                 933,000      936,564
Peco Energy Transition Trust,
   Series 1999-A, Class A7
   6.13% due 03/01/2009                                     315,000      325,574
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A3
   4.14% due 09/25/2012                                     180,000      177,417
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                              2,850,000    2,862,426
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                     325,000      317,008
Rental Car Finance Corp.,
   Series 2005-1A, Class A2
   4.59% due 06/25/2011                                     250,000      248,207
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                                     310,487      311,140
Residential Asset Mortgage Products, Inc.,
   Series 2005-RS6, Class A12
   4.07% due 06/25/2035 (b)                               2,664,000    2,666,620
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.767% due 10/25/2032 (b)                                250,000      248,663
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                                150,000      147,391
Residential Funding Mortgage Securities II,
   Series 2002-HI1, Class A7
   6.90% due 01/25/2033                                   3,000,000    3,079,310
Specialty Underwriting & Residential Finance,
   Series 2004-BC4, Class A2B
   4.14% due 10/25/2035 (b)                                 250,000      250,817
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   4.13% due 09/25/2034 (b)                                 250,000      250,336
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                                   1,526,971    1,516,099
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                                   2,700,000    2,681,207

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                  ------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                           $  1,666,000   $    1,633,542
Triad Auto Receivables Owner Trust,
   Series 2005-A, Class A4
   4.22% due 06/12/2012                                325,000          321,161
USAA Auto Owner Trust, Series 2004-3, Class A3
   3.16% due 02/17/2009                                275,000          270,986
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                250,000          251,476
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                            250,000          247,781
                                                  ------------   --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $54,422,820)                                            $   54,448,383
                                                                 --------------

SHORT TERM INVESTMENTS - 5.55%
State Street Navigator Securities
   Lending Prime Portfolio                        $106,394,960   $  106,394,960
United States Treasury Bills
   3.81% due 03/23/2006 ****                         1,500,000        1,473,338
                                                  ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $107,868,397)                                           $  107,868,298
                                                                 --------------

REPURCHASE AGREEMENTS - 11.00%
Repurchase Agreement with State Street Corp.
   dated 09/30/2005 at 1.75% to be repurchased
   at $213,648,153 on 10/3/2005,
   collateralized by $224,055,000 U.S.
   Treasury Notes, 3.38% due 09/15/2009
   (valued at $217,893,488, including
   interest) (c)                                  $213,617,000   $  213,617,000
                                                  ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $213,617,000)                                           $  213,617,000
                                                                 --------------
TOTAL INVESTMENTS (MANAGED TRUST)
   (COST $2,217,058,351) - 114.68%                               $2,227,631,443
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.68)%                                               (285,087,499)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,942,543,944
                                                                 ==============

MID CAP CORE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 87.98%

APPAREL & TEXTILES - 0.81%
Mohawk Industries, Inc. *                                   21,050   $ 1,689,263

AUTO PARTS - 1.03%
Genuine Parts Company                                       49,600     2,127,840

BANKING - 4.59%
City National Corp.                                         26,200     1,836,358
Compass Bancshares, Inc.                                    38,050   $ 1,743,832
Investors Financial Services Corp.                          66,500     2,187,850
Marshall & Ilsley Corp.                                     42,500     1,849,175
TCF Financial Corp.                                         71,100     1,901,925
                                                                     -----------
                                                                       9,519,140

BROADCASTING - 1.30%
Belo Corp., Class A                                        117,800     2,692,908

BUSINESS SERVICES - 7.38%
Ceridian Corp. *                                            25,930       538,047
Fair Isaac Corp.                                            59,300     2,656,640
H & R Block, Inc.                                          116,300     2,788,874
Pitney Bowes, Inc.                                          48,300     2,016,042
Rentokil Initial PLC                                     1,041,471     3,045,194
Reynolds & Reynolds Company, Class A                        84,100     2,305,181
Valassis Communications, Inc. *                             50,400     1,964,592
                                                                     -----------
                                                                      15,314,570

CHEMICALS - 6.67%
Engelhard Corp.                                             73,900     2,062,549
Rohm & Haas Company                                         50,900     2,093,517
Sigma-Aldrich Corp.                                         63,100     4,042,186
Techne Corp. *                                              51,000     2,905,980
The Scotts Company, Class A                                 31,200     2,743,416
                                                                     -----------
                                                                      13,847,648

COMPUTERS & BUSINESS EQUIPMENT - 6.05%
Diebold, Inc.                                               64,800     2,233,008
GTECH Holdings Corp.                                        68,100     2,183,286
Lexmark International, Inc. *                               66,700     4,072,035
Xerox Corp. *                                              298,800     4,078,620
                                                                     -----------
                                                                      12,566,949

CONSTRUCTION MATERIALS - 1.06%
Sherwin-Williams Company                                    49,800     2,194,686

CONTAINERS & GLASS - 1.77%
Ball Corp.                                                  52,100     1,914,154
Pactiv Corp. *                                             100,500     1,760,760
                                                                     -----------
                                                                       3,674,914

COSMETICS & TOILETRIES - 2.62%
Avon Products, Inc.                                         76,800     2,073,600
Estee Lauder Companies, Inc., Class A                       25,400       884,682
International Flavors & Fragrances, Inc.                    69,600     2,480,544
                                                                     -----------
                                                                       5,438,826

CRUDE PETROLEUM & NATURAL GAS - 1.05%
Newfield Exploration Company *                              44,600     2,189,860

DOMESTIC OIL - 1.03%
Murphy Oil Corp.                                            42,736     2,131,244

ELECTRICAL UTILITIES - 0.59%
Wisconsin Energy Corp.                                      30,900     1,233,528

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 2.61%
Agilent Technologies, Inc. *                               99,550   $  3,260,263
Amphenol Corp., Class A                                    53,500      2,158,190
                                                                    ------------
                                                                       5,418,453

ENERGY - 2.12%
Southwestern Energy Company *                              60,053      4,407,890

FOOD & BEVERAGES - 2.78%
Campbell Soup Company                                      62,100      1,847,475
ConAgra Foods, Inc.                                        44,000      1,089,000
Tate & Lyle PLC                                           353,160      2,838,525
                                                                    ------------
                                                                       5,775,000

FUNERAL SERVICES - 1.55%
Service Corp. International                               388,400      3,219,836

FURNITURE & FIXTURES - 1.08%
Ethan Allen Interiors, Inc.                                71,500      2,241,525

GAS & PIPELINE UTILITIES - 2.68%
Williams Companies, Inc.                                  222,400      5,571,120

HOTELS & RESTAURANTS - 0.88%
Outback Steakhouse, Inc.                                   49,800      1,822,680

INDUSTRIAL MACHINERY - 7.62%
Briggs & Stratton Corp.                                    85,100      2,943,609
Dover Corp.                                               101,300      4,132,027
FMC Technologies, Inc. *                                   92,500      3,895,175
ITT Industries, Inc.                                       23,600      2,680,960
Pall Corp.                                                 78,700      2,164,250
                                                                    ------------
                                                                      15,816,021

INSURANCE - 2.08%
ACE, Ltd.                                                  43,400      2,042,838
Axis Capital Holdings, Ltd.                                79,500      2,266,545
                                                                    ------------
                                                                       4,309,383

INTERNATIONAL OIL - 2.23%
Nabors Industries, Ltd. *                                  36,800      2,643,344
Noble Corp.                                                29,100      1,992,186
                                                                    ------------
                                                                       4,635,530

LIFE SCIENCES - 2.79%
PerkinElmer, Inc.                                         129,365      2,635,165
Waters Corp. *                                             75,900      3,157,440
                                                                    ------------
                                                                       5,792,605

LIQUOR - 1.74%
Heineken NV                                               112,050      3,608,785

MANUFACTURING - 1.18%
Mettler-Toledo International, Inc. *                       47,900      2,441,942

NEWSPAPERS - 1.35%
Knight-Ridder, Inc.                                        47,900      2,810,772

PAPER - 1.34%
Georgia-Pacific Corp.                                      81,900      2,789,514

PETROLEUM SERVICES - 3.42%
BJ Services Company                                       141,400   $  5,088,986
Smith International, Inc.                                  60,148      2,003,530
                                                                    ------------
                                                                       7,092,516

PHARMACEUTICALS - 2.15%
Forest Laboratories, Inc. *                                64,800      2,525,256
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR                                           58,100      1,941,702
                                                                    ------------
                                                                       4,466,958

POLLUTION CONTROL - 0.90%
Republic Services, Inc.                                    53,100      1,873,899

PUBLISHING - 0.85%
McGraw-Hill Companies, Inc.                                36,679      1,762,059

RETAIL GROCERY - 2.10%
The Kroger Company *                                      211,400      4,352,726

RETAIL TRADE - 0.42%
99 Cents Only Stores *                                     95,000        878,750

SEMICONDUCTORS - 3.11%
International Rectifier Corp. *                            49,900      2,249,492
National Semiconductor Corp.                               79,300      2,085,590
Xilinx, Inc.                                               75,900      2,113,815
                                                                    ------------
                                                                       6,448,897

SOFTWARE - 1.36%
Computer Associates International, Inc.                   101,600      2,825,496

TOYS, AMUSEMENTS & SPORTING GOODS - 2.14%
Mattel, Inc.                                              217,750      3,632,070
Nintendo Company, Ltd.                                      7,000        818,041
                                                                    ------------
                                                                       4,450,111

TRAVEL SERVICES - 1.55%
Sabre Holdings Corp.                                      158,400      3,212,352
                                                          -------   ------------
TOTAL COMMON STOCKS (Cost $169,510,934)                             $182,646,196
                                                                    ------------

OPTIONS - 0.03%

PUT OPTIONS - 0.03%
BJ Services Company
   Expiration 01/21/2006 at $55.00                         36,000          5,400
Nabors Industries, Ltd.
   Expiration 01/21/2006 at $60.00                         19,000         21,850
Williams Companies, Inc.
   Expiration 01/21/2006 at $20.00                        111,000         33,300
                                                                    ------------
                                                                          60,550
                                                                    ------------
TOTAL OPTIONS (Cost $283,922)                                       $     60,550
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
REPURCHASE AGREEMENTS - 12.34%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.45% to
   be repurchased at $25,627,366 on
   10/03/2005, collateralized by
   $26,850,000 Federal National
   Mortgage Association, 3.25% due
   08/15/2008 (valued at $26,136,810,
   including interest) (c)                           $25,620,000   $ 25,620,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,620,000)                                              $ 25,620,000
                                                                   ------------
TOTAL INVESTMENTS (MID CAP CORE TRUST)
   (COST $195,414,856) - 100.35%                                   $208,326,746
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.35)%                        (721,946)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $207,604,800
                                                                   ============

MID CAP INDEX TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.01%

AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                                  9,666   $   721,567
Sequa Corp., Class A *                                       1,663        98,117
                                                                     -----------
                                                                         819,684

AIR TRAVEL - 0.32%
Airtran Holdings, Inc. * (a)                                22,684       287,180
Alaska Air Group, Inc. * (a)                                 7,082       205,803
JetBlue Airways Corp. * (a)                                 24,364       428,806
                                                                     -----------
                                                                         921,789

APPAREL & TEXTILES - 0.82%
Mohawk Industries, Inc. *                                   13,739     1,102,555
Polo Ralph Lauren Corp., Class A                            15,709       790,163
Timberland Company, Class A *                               14,363       485,182
                                                                     -----------
                                                                       2,377,900

AUTO PARTS - 1.32%
Arvinmeritor, Inc. (a)                                      18,264       305,374
BorgWarner, Inc.                                            14,705       830,244
Federal Signal Corp. (a)                                    12,557       214,599
Gentex Corp. (a)                                            40,705       708,267
Lear Corp. (a)                                              17,456       592,980
Modine Manufacturing Company (a)                             9,078       332,981
O'Reilly Automotive, Inc. * (a)                             29,081       819,503
                                                                     -----------
                                                                       3,803,948

AUTO SERVICES - 0.33%
ADESA, Inc.                                                 23,286       514,620
Copart, Inc. * (a)                                          18,072       431,379
                                                                     -----------
                                                                         945,999

BANKING - 4.82%
Associated Banc-Corp. (a)                                   33,247     1,013,369
Astoria Financial Corp.                                     23,294   $   615,427
Bank of Hawaii Corp.                                        13,484       663,682
City National Corp.                                         10,744       753,047
Colonial Bancgroup, Inc.                                    40,069       897,546
Commerce Bancorp, Inc. (a)                                  42,666     1,309,419
Cullen Frost Bankers, Inc.                                  11,878       586,060
FirstMerit Corp. (a)                                        21,728       582,093
Greater Bay Bancorp                                         13,222       325,790
Independence Community Bank Corp.                           19,520       665,437
Investors Financial Services Corp. (a)                      17,232       566,933
Mercantile Bankshares Corp.                                 21,326     1,149,045
New York Community Bancorp, Inc. (a)                        61,535     1,009,174
SVB Financial Group * (a)                                    9,229       448,898
TCF Financial Corp.                                         29,658       793,351
Texas Regional Bancshares, Inc., Class A (a)                10,716       308,514
Washington Federal, Inc.                                    22,573       509,247
Webster Financial Corp.                                     14,008       629,800
Westamerica Bancorporation                                   8,444       436,133
Wilmington Trust Corp.                                      17,615       642,067
                                                                     -----------
                                                                      13,905,032

BIOTECHNOLOGY - 1.51%
Cephalon, Inc. * (a)                                        15,101       700,989
Charles River Laboratories
   International, Inc. *                                    18,668       814,298
Invitrogen Corp. *                                          13,801     1,038,249
Martek Biosciences Corp. * (a)                               8,249       289,787
Millennium Pharmaceuticals, Inc. *                          80,262       748,845
Protein Design Labs, Inc. * (a)                             27,856       779,968
                                                                     -----------
                                                                       4,372,136

BROADCASTING - 0.50%
Belo Corp., Class A                                         25,128       574,426
Emmis Communications Corp., Class A * (a)                    9,533       210,584
Entercom Communications Corp. *                              9,914       313,183
Westwood One, Inc.                                          17,596       349,985
                                                                     -----------
                                                                       1,448,178

BUILDING MATERIALS & CONSTRUCTION - 0.28%
Dycom Industries, Inc. *                                    12,710       256,996
RPM International, Inc. (a)                                 30,598       563,003
                                                                     -----------
                                                                         819,999

BUSINESS SERVICES - 5.49%
Acxiom Corp.                                                20,343       380,821
Alliance Data Systems Corp. *                               18,047       706,540
Banta Corp.                                                  6,250       318,063
Brinks Company                                              15,280       627,397
Cadence Design Systems, Inc. *                              72,288     1,168,174
Catalina Marketing Corp. (a)                                10,444       237,497
Ceridian Corp. *                                            38,049       789,517
Certegy, Inc.                                               16,122       645,202

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
ChoicePoint, Inc. *                                         23,488   $ 1,013,977
Corporate Executive Board Company                           10,375       809,043
CSG Systems International, Inc. *                           12,769       277,215
Deluxe Corp. (a)                                            13,168       528,827
DST Systems, Inc. * (a)                                     18,155       995,439
Dun & Bradstreet Corp. *                                    17,475     1,151,078
Fair Isaac Corp. (a)                                        17,004       761,779
Gartner Group, Inc., Class A *                              14,976       175,069
Harte-Hanks, Inc.                                           15,126       399,780
Jacobs Engineering Group, Inc. *                            15,046     1,014,100
Kelly Services, Inc., Class A (a)                            5,007       153,515
Korn/Ferry International * (a)                              10,653       174,603
Manpower, Inc.                                              22,660     1,005,877
MPS Group, Inc. * (a)                                       26,236       309,585
Reynolds & Reynolds Company, Class A                        13,301       364,580
Rollins, Inc.                                                7,679       149,894
Sotheby's Holdings, Inc., Class A * (a)                     11,356       189,872
SRA International, Inc., Class A *                           9,260       328,545
The BISYS Group, Inc. *                                     31,419       421,957
Valassis Communications, Inc. * (a)                         12,979       505,921
Wind River Systems, Inc. * (a)                              19,489       251,993
                                                                     -----------
                                                                      15,855,860

CELLULAR COMMUNICATIONS - 0.46%
RF Micro Devices, Inc. * (a)                                48,974       276,703
Telephone & Data Systems, Inc.                              26,688     1,040,832
                                                                     -----------
                                                                       1,317,535

CHEMICALS - 2.84%
Airgas, Inc.                                                17,325       513,340
Albemarle Corp.                                              9,936       374,587
Cabot Corp.                                                 16,133       532,550
Cabot Microelectronics Corp. * (a)                           6,383       187,533
Chemtura Corp.                                              61,740       766,811
Cytec Industries, Inc.                                      10,298       446,727
Ferro Corp.                                                 10,898       199,651
FMC Corp. *                                                  9,775       559,326
Lubrizol Corp.                                              17,656       765,035
Lyondell Chemical Company                                   53,254     1,524,129
Minerals Technologies, Inc. (a)                              5,272       301,611
Olin Corp.                                                  18,600       353,214
Techne Corp. * (a)                                          10,116       576,410
The Scotts Company, Class A                                  5,869       516,061
Valspar Corp. (a)                                           26,336       588,873
                                                                     -----------
                                                                       8,205,858

COAL - 1.38%
Arch Coal, Inc. (a)                                         16,587     1,119,623
Peabody Energy Corp.                                        34,112     2,877,347
                                                                     -----------
                                                                       3,996,970

COLLEGES & UNIVERSITIES - 0.71%
Career Education Corp. *                                    26,773   $   952,048
Corinthian Colleges, Inc. * (a)                             23,739       315,017
DeVry, Inc. * (a)                                           15,228       290,093
ITT Educational Services, Inc. * (a)                         9,863       486,739
                                                                     -----------
                                                                       2,043,897

COMPUTERS & BUSINESS EQUIPMENT - 3.47%
3Com Corp. *                                               100,609       410,485
Anteon International Corp. * (a)                             8,487       362,904
CDW Corp.                                                   16,341       962,812
Cognizant Technology Solutions Corp.,
   Class A *                                                35,530     1,655,343
Diebold, Inc.                                               18,299       630,583
GTECH Holdings Corp.                                        30,114       965,455
Henry, Jack & Associates, Inc.                              19,540       379,076
National Instruments Corp.                                  14,327       353,017
Plexus Corp. *                                              11,330       193,630
Sandisk Corp. *                                             47,270     2,280,777
Sybase, Inc. *                                              23,527       551,002
Tech Data Corp. *                                           15,053       552,596
Western Digital Corp. * (a)                                 55,371       715,947
                                                                     -----------
                                                                      10,013,627

CONSTRUCTION MATERIALS - 0.60%
Granite Construction, Inc. (a)                               8,570       327,717
Martin Marietta Materials, Inc.                             12,042       944,815
Trinity Industries, Inc. (a)                                11,099       449,399
                                                                     -----------
                                                                       1,721,931

CONTAINERS & GLASS - 0.44%
Longview Fibre Company (a)                                  13,284       258,905
Packaging Corp. of America                                  16,294       316,267
Sonoco Products Company (a)                                 25,742       703,014
                                                                     -----------
                                                                       1,278,186

CRUDE PETROLEUM & NATURAL GAS - 2.72%
Helmerich & Payne, Inc.                                     13,383       808,199
Newfield Exploration Company *                              32,959     1,618,287
Patterson-UTI Energy, Inc.                                  44,657     1,611,225
Pioneer Natural Resources Company (a)                       36,910     2,027,097
Plains Exploration & Production Company *                   20,364       871,987
Pogo Producing Company                                      15,530       915,338
                                                                     -----------
                                                                       7,852,133

DOMESTIC OIL - 1.25%
Denbury Resources, Inc. *                                   14,859       749,488
Forest Oil Corp. *                                          14,193       739,455
Noble Energy, Inc.                                          45,416     2,130,011
                                                                     -----------
                                                                       3,618,954

DRUGS & HEALTH CARE - 0.60%
Hillenbrand Industries, Inc.                                15,893       747,766
Intuitive Surgical, Inc. *                                   9,084       665,766

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Perrigo Company (a)                                         21,651   $   309,826
                                                                     -----------
                                                                       1,723,358

EDUCATIONAL SERVICES - 0.41%
Education Management Corp. *                                17,364       559,816
Laureate Education, Inc. *                                  12,923       632,839
                                                                     -----------
                                                                       1,192,655

ELECTRICAL EQUIPMENT - 0.53%
AMETEK, Inc.                                                18,188       781,538
Hubbell, Inc., Class B                                      15,792       741,119
                                                                     -----------
                                                                       1,522,657

ELECTRICAL UTILITIES - 4.11%
Alliant Corp.                                               30,291       882,377
Black Hills Corp. (a)                                        8,518       369,426
DPL, Inc.                                                   33,029       918,206
Duquesne Light Holdings, Inc. (a)                           20,226       348,090
Great Plains Energy, Inc. (a)                               19,414       580,673
Hawaiian Electric Industries, Inc. (a)                      21,049       586,846
IDACORP, Inc. (a)                                           10,988       331,068
Northeast Utilities                                         33,784       673,991
NSTAR                                                       27,779       803,369
OGE Energy Corp.                                            23,485       659,929
Pepco Holdings, Inc.                                        49,196     1,144,791
PNM Resources, Inc.                                         17,872       512,390
Puget Energy, Inc.                                          26,084       612,452
Quanta Services, Inc. * (a)                                 30,682       391,502
Sierra Pacific Resources * (a)                              47,699       708,330
Westar Energy, Inc.                                         22,553       544,204
Wisconsin Energy Corp.                                      30,425     1,214,566
WPS Resources Corp. (a)                                      9,873       570,659
                                                                     -----------
                                                                      11,852,869

ELECTRONICS - 3.06%
Amphenol Corp., Class A                                     23,107       932,136
Arrow Electronics, Inc. *                                   30,782       965,323
Avnet, Inc. *                                               37,824       924,797
Harman International Industries, Inc.                       17,148     1,753,726
Imation Corp.                                                8,858       379,742
Kemet Corp. *                                               22,528       188,785
Mentor Graphics Corp. *                                     20,581       176,997
Synopsys, Inc. *                                            37,534       709,393
Teleflex, Inc. (a)                                          10,622       748,851
Thomas & Betts Corp. *                                      13,691       471,107
Varian, Inc. *                                               8,335       286,057
Vishay Intertechnology, Inc. *                              47,884       572,214
Zebra Technologies Corp., Class A *                         18,765       733,524
                                                                     -----------
                                                                       8,842,652

ENERGY - 1.25%
Energy East Corp.                                           38,365       966,414
Hanover Compressor Company * (a)                            21,451       297,311
MDU Resources Group, Inc.                                   31,142   $ 1,110,212
SCANA Corp.                                                 29,520     1,246,925
                                                                     -----------
                                                                       3,620,862

FINANCIAL SERVICES - 3.49%
A.G. Edwards, Inc.                                          20,029       877,471
Americredit Corp. *                                         36,281       866,028
Eaton Vance Corp.                                           33,951       842,664
IndyMac Bancorp, Inc.                                       16,514       653,624
Jeffries Group, Inc. (a)                                    12,844       559,356
LaBranche & Company, Inc. * (a)                             15,767       137,015
Legg Mason, Inc.                                            29,244     3,207,774
Leucadia National Corp. (a)                                 21,351       920,228
Moneygram International, Inc.                               22,248       483,004
Raymond James Financial, Inc.                               14,796       475,248
SEI Investment Company                                      16,678       626,759
Waddell & Reed Financial, Inc., Class A                     21,756       421,196
                                                                     -----------
                                                                      10,070,367

FOOD & BEVERAGES - 1.61%
Bob Evans Farms, Inc. (a)                                    9,227       209,545
Dean Foods Company *                                        38,880     1,510,877
Hormel Foods Corp.                                          18,983       626,249
PepsiAmericas, Inc.                                         16,310       370,726
Sensient Technologies Corp. (a)                             12,293       232,952
Smithfield Foods, Inc. *                                    25,717       763,281
The J.M. Smucker Company                                    15,194       737,517
Tootsie Roll Industries, Inc. (a)                            6,549       207,931
                                                                     -----------
                                                                       4,659,078

FOREST PRODUCTS - 0.26%
Rayonier, Inc.                                              13,125       756,262

FURNITURE & FIXTURES - 0.09%
Furniture Brands International, Inc. (a)                    13,613       245,442
GAS & PIPELINE UTILITIES - 2.66%
AGL Resources, Inc.                                         20,125       746,839
Aquila, Inc. *                                              97,080       384,437
Equitable Resources, Inc.                                   31,583     1,233,632
National Fuel Gas Company (a)                               21,884       748,433
ONEOK, Inc.                                                 26,250       893,025
Questar Corp.                                               22,117     1,948,950
Vectren Corp.                                               19,791       561,075
Western Gas Resources, Inc. (a)                             14,943       765,530
WGL Holdings, Inc.                                          12,665       406,926
                                                                     -----------
                                                                       7,688,847

HEALTHCARE PRODUCTS - 3.34%
Advanced Medical Optics, Inc. *                             17,177       651,867
Beckman Coulter, Inc.                                       16,121       870,212
Cytyc Corp. *                                               29,192       783,805
DENTSPLY International, Inc.                                20,622     1,114,001

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Edwards Lifesciences Corp. *                                15,553   $   690,709
Gen-Probe, Inc. *                                           13,185       651,998
Henry Schein, Inc. *                                        22,669       966,153
INAMED Corp. *                                               9,444       714,722
Patterson Companies, Inc. * (a)                             35,870     1,435,876
STERIS Corp.                                                17,718       421,511
Varian Medical Systems, Inc. *                              34,034     1,344,683
                                                                     -----------
                                                                       9,645,537

HEALTHCARE SERVICES - 2.71%
Apria Healthcare Group, Inc. *                              12,876       410,873
Covance, Inc. *                                             16,207       777,774
Health Net, Inc. *                                          29,480     1,394,993
Lincare Holdings, Inc. *                                    25,543     1,048,540
Omnicare, Inc.                                              27,456     1,543,851
PacifiCare Health Systems, Inc. *                           22,801     1,819,064
Renal Care Group, Inc. *                                    17,709       837,990
                                                                     -----------
                                                                       7,833,085

HOMEBUILDERS - 1.65%
Hovnanian Enterprises, Inc., Class A * (a)                   9,312       476,774
Lennar Corp., Class A                                       34,813     2,080,425
Ryland Group, Inc.                                          12,198       834,587
Toll Brothers, Inc. *                                       30,774     1,374,675
                                                                     -----------
                                                                       4,766,461

HOTELS & RESTAURANTS - 1.35%
Applebee's International, Inc. (a)                          20,556       425,304
Boyd Gaming Corp.                                           11,296       487,083
Brinker International, Inc. *                               22,885       859,560
CBRL Group, Inc.                                            12,174       409,777
Krispy Kreme Doughnuts, Inc. * (a)                          16,061       100,542
Outback Steakhouse, Inc.                                    17,078       625,055
Ruby Tuesday, Inc. (a)                                      16,574       360,650
The Cheesecake Factory, Inc. *                              20,383       636,765
                                                                     -----------
                                                                       3,904,736

HOUSEHOLD PRODUCTS - 0.74%
Blyth, Inc.                                                  6,927       154,403
Church & Dwight, Inc. (a)                                   16,656       615,273
Energizer Holdings, Inc. *                                  18,453     1,046,285
Tupperware Corp.                                            13,861       315,753
                                                                     -----------
                                                                       2,131,714

INDUSTRIAL MACHINERY - 2.03%
AGCO Corp. * (a)                                            23,517       428,009
Cooper Cameron Corp. *                                      14,553     1,075,903
Donaldson Company, Inc.                                     17,877       545,785
Flowserve Corp. *                                           14,376       522,568
FMC Technologies, Inc. *                                    17,836       751,074
Graco, Inc.                                                 17,868       612,515
Grant Prideco, Inc. *                                       33,047     1,343,361
Kennametal, Inc.                                             9,984       489,615

Tecumseh Products Company, Class A (a)                       4,806   $   103,425
                                                                     -----------
                                                                       5,872,255

INDUSTRIALS - 0.72%
Crane Company                                               12,935       384,687
Fastenal Company (a)                                        16,107       983,976
Harsco Corp.                                                10,840       710,779
                                                                     -----------
                                                                       2,079,442

INSURANCE - 5.55%
Allmerica Financial Corp. *                                 13,904       572,011
American Financial Group, Inc.                              12,063       409,298
Amerus Group Company (a)                                    10,108       579,896
Arthur J. Gallagher & Company (a)                           24,603       708,812
Brown & Brown, Inc. (a)                                     14,386       714,840
Everest Re Group, Ltd.                                      14,670     1,436,193
Fidelity National Financial, Inc.                           44,981     2,002,554
First American Corp.                                        24,755     1,130,561
HCC Insurance Holdings, Inc.                                27,464       783,548
Horace Mann Educators Corp.                                 11,164       220,824
Mercury General Corp.                                        9,224       553,348
Ohio Casualty Corp.                                         16,772       454,857
Old Republic International Corp.                            47,572     1,268,745
PMI Group, Inc. (a)                                         23,911       953,332
Protective Life Corp.                                       18,118       746,099
Radian Group, Inc.                                          22,173     1,177,386
Stancorp Financial Group, Inc.                               7,188       605,230
Unitrin, Inc.                                               11,903       564,916
W.R. Berkley Corp.                                          29,067     1,147,565
                                                                     -----------
                                                                      16,030,015

INTERNET SERVICE PROVIDER - 0.14%
Avocent Corp. * (a)                                         12,739       403,062

INTERNET SOFTWARE - 1.29%
Checkfree Corp. *                                           23,574       891,569
F5 Networks, Inc. * (a)                                     10,002       434,787
Macromedia, Inc. *                                          19,792       804,940
McAfee, Inc. *                                              43,017     1,351,594
RSA Security, Inc. *                                        18,448       234,474
                                                                     -----------
                                                                       3,717,364

LEISURE TIME - 0.26%
Callaway Golf Company                                       17,063       257,481
International Speedway Corp., Class A                        9,152       480,205
                                                                     -----------
                                                                         737,686

MANUFACTURING - 1.24%
Carlisle Companies, Inc.                                     7,975       506,971
Lancaster Colony Corp.                                       6,674       286,982
Nordson Corp.                                                8,493       322,989
Pentair, Inc.                                               26,490       966,885
SPX Corp.                                                   19,028       874,336

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
York International Corp.                                     10,969   $  615,032
                                                                      ----------
                                                                       3,573,195

MEDICAL-HOSPITALS - 1.32%
Community Health Systems, Inc. *                             23,333      905,554
Lifepoint Hospitals, Inc. *                                  14,819      648,035
Triad Hospitals, Inc. *                                      22,380    1,013,142
Universal Health Services, Inc., Class B                     14,495      690,397
VCA Antech, Inc. *                                           21,457      547,583
                                                                      ----------
                                                                       3,804,711

METAL & METAL PRODUCTS - 0.86%
Precision Castparts Corp.                                    34,558    1,835,030
Timken Company                                               21,424      634,793
                                                                      ----------
                                                                       2,469,823

MINING - 0.37%
Joy Global, Inc.                                             21,069    1,063,142

MOBILE HOMES - 0.11%
Thor Industries, Inc.                                         8,981      305,354

NEWSPAPERS - 0.60%
Lee Enterprises, Inc. (a)                                    11,827      502,411
Washington Post Company, Class B                              1,522    1,221,405
                                                                      ----------
                                                                       1,723,816

OFFICE FURNISHINGS & SUPPLIES - 0.49%
Herman Miller, Inc.                                          18,097      548,339
HNI Corp.                                                    14,370      865,361
                                                                      ----------
                                                                       1,413,700

PAPER - 0.33%
Bowater, Inc. (a)                                            14,544      411,159
P.H. Glatfelter Company                                      11,443      161,232
Potlatch Corp.                                                7,559      393,975
                                                                      ----------
                                                                         966,366

PETROLEUM SERVICES - 1.95%
ENSCO International, Inc.                                    39,530    1,841,703
Pride International, Inc. *                                  41,208    1,174,840
Smith International, Inc.                                    55,230    1,839,711
Tidewater, Inc.                                              15,791      768,548
                                                                      ----------
                                                                       5,624,802

PHARMACEUTICALS - 2.04%
Barr Pharmaceuticals, Inc. *                                 27,685    1,520,460
IVAX Corp. *                                                 55,952    1,474,895
Par Pharmaceutical Companies, Inc. * (a)                      8,894      236,758
Sepracor, Inc. *                                             27,404    1,616,562
Valeant Pharmaceuticals International (a)                    24,087      483,667
Vertex Pharmaceuticals, Inc. * (a)                           24,883      556,135
                                                                      ----------
                                                                       5,888,477

POLLUTION CONTROL - 0.62%
Republic Services, Inc.                                      32,134    1,134,009
Stericycle, Inc. *                                           11,561   $  660,711
                                                                      ----------
                                                                       1,794,720

PUBLISHING - 0.55%
American Greetings Corp., Class A (a)                        17,475      478,815
Media General, Inc., Class A                                  6,251      362,620
Readers Digest Association, Inc., Class A (a)                25,786      411,802
Scholastic Corp. *                                            9,137      337,704
                                                                      ----------
                                                                       1,590,941

RAILROADS & EQUIPMENT - 0.18%
GATX Corp. (a)                                               13,007      514,427

REAL ESTATE - 3.27%
AMB Property Corp., REIT                                     22,145      994,311
Developers Diversified Realty Corp., REIT                    28,279    1,320,629
Highwoods Properties, Inc., REIT                             13,970      412,255
Hospitality Properties Trust, REIT                           18,701      801,525
Liberty Property Trust, REIT (a)                             22,826      971,018
Mack-California Realty Corp., REIT                           16,083      722,770
New Plan Realty Trust, Inc., REIT (a)                        26,939      618,250
Regency Centers Corp., REIT                                  16,512      948,614
The Macerich Company, REIT                                   15,525    1,008,194
United Dominion Realty Trust, Inc., REIT                     35,676      845,521
Weingarten Realty Investors, REIT                            20,885      790,497
                                                                      ----------
                                                                       9,433,584

RETAIL GROCERY - 0.89%
Ruddick Corp.                                                 9,012      207,726
Whole Foods Market, Inc.                                     17,497    2,352,472
                                                                      ----------
                                                                       2,560,198

RETAIL TRADE - 6.62%
99 Cents Only Stores * (a)                                   12,481      115,449
Abercrombie & Fitch Company, Class A                         22,766    1,134,885
Advance Auto Parts, Inc. *                                   28,470    1,101,220
Aeropostale, Inc. *                                          14,415      306,319
American Eagle Outfitters, Inc.                              35,565      836,845
AnnTaylor Stores Corp. * (a)                                 18,944      502,963
Barnes & Noble, Inc.                                         14,264      537,753
BJ's Wholesale Club, Inc. * (a)                              17,728      492,838
Borders Group, Inc.                                          18,271      405,068
CarMax, Inc. * (a)                                           27,181      849,950
Chico's FAS, Inc. *                                          46,998    1,729,526
Claire's Stores, Inc.                                        25,817      622,964
Dollar Tree Stores, Inc. *                                   27,938      604,858
Foot Locker, Inc.                                            40,797      895,086
Michael's Stores, Inc.                                       35,224    1,164,506
Pacific Sunwear of California, Inc. *                        19,402      415,979
Payless ShoeSource, Inc. *                                   17,743      308,728
PETsMART, Inc.                                               37,258      811,479
Pier 1 Imports, Inc. (a)                                     22,403      252,482
Regis Corp. (a)                                              11,731      443,666

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Rent-A-Center, Inc. *                                      19,460   $    375,773
Ross Stores, Inc.                                          37,999        900,576
Saks, Inc. *                                               36,918        682,983
The Neiman Marcus Group, Inc., Class A                     12,730      1,272,364
United Rentals, Inc. * (a)                                 17,411        343,171
Urban Outfitters, Inc. * (a)                               28,636        841,898
Williams-Sonoma, Inc. *                                    30,275      1,161,046
                                                                    ------------
                                                                      19,110,375

SANITARY SERVICES - 0.33%
Aqua America, Inc. (a)                                     25,003        950,614

SEMICONDUCTORS - 3.09%
Atmel Corp. *                                             110,096        226,798
Credence Systems Corp. * (a)                               25,858        206,347
Cree, Inc. * (a)                                           19,656        491,793
Cypress Semiconductor Corp. * (a)                          34,760        523,138
Fairchild Semiconductor International, Inc. *              31,172        463,216
Integrated Device Technology, Inc. *                       51,710        555,365
International Rectifier Corp. *                            16,771        756,037
Intersil Corp., Class A                                    39,892        868,848
Lam Research Corp. *                                       35,489      1,081,350
Lattice Semiconductor Corp. *                              29,549        126,470
LTX Corp. *                                                15,964         67,368
MEMC Electronic Materials, Inc. *                          40,845        930,857
Micrel, Inc. *                                             17,120        192,257
Microchip Technology, Inc.                                 54,407      1,638,739
Semtech Corp. *                                            19,138        315,203
Silicon Laboratories, Inc. * (a)                           11,601        352,554
Triquint Semiconductor, Inc. *                             36,390        128,093
                                                                    ------------
                                                                       8,924,433

SOFTWARE - 0.72%
Activision, Inc. *                                         52,958      1,082,991
Advent Software, Inc. *                                     4,134        111,370
Keane, Inc. * (a)                                          12,205        139,503
Macrovision Corp. *                                        13,160        251,356
McDATA Corp., Class A * (a)                                40,350        211,434
Transaction Systems Architects, Inc., Class A *             9,668        269,254
                                                                    ------------
                                                                       2,065,908

STEEL - 0.25%
Steel Dynamics, Inc. (a)                                    9,972        338,649
Worthington Industries, Inc. (a)                           18,530        389,686
                                                                    ------------
                                                                         728,335

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.80%
ADTRAN, Inc.                                               17,518        551,817
Commscope, Inc. * (a)                                      14,225        246,661
Newport Corp. *                                            10,362        144,343
Plantronics, Inc. (a)                                      12,286        378,532
Polycom, Inc. *                                            25,107   $    405,980
Powerwave Technologies, Inc. * (a)                         28,613        371,683
UTStarcom, Inc. * (a)                                      26,774        218,743
                                                                    ------------
                                                                       2,317,759

TELEPHONE - 0.60%
Cincinnati Bell, Inc. *                                    64,014        282,302
Harris Corp.                                               34,639      1,447,910
                                                                    ------------
                                                                       1,730,212

TIRES & RUBBER - 0.05%
Bandag, Inc. (a)                                            3,052        130,809

TOBACCO - 0.09%
Universal Corp.                                             6,685        259,579

TRANSPORTATION - 1.62%
Alexander & Baldwin, Inc.                                  11,399        606,883
C. H. Robinson Worldwide, Inc.                             22,261      1,427,375
Expeditors International of Washington, Inc.               27,729      1,574,452
Overseas Shipholding Group, Inc.                            7,694        448,791
Yellow Roadway Corp. *                                     15,066        624,034
                                                                    ------------
                                                                       4,681,535

TRUCKING & FREIGHT - 0.63%
CNF, Inc.                                                  13,629        715,522
J.B. Hunt Transport Services, Inc.                         32,954        626,456
Swift Transportation, Inc. * (a)                           13,609        240,879
Werner Enterprises, Inc. (a)                               13,427        232,153
                                                                    ------------
                                                                       1,815,010
                                                                    ------------
TOTAL COMMON STOCKS (Cost $227,714,900)                             $280,057,847
                                                                    ------------

SHORT TERM INVESTMENTS - 20.02%
Federal Home Loan Mortgage Discount Notes
   3.585% due 10/11/2005                              $ 6,580,000   $  6,573,447
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                               300,000        299,937
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 49,322,140     49,322,140
United States Treasury Bills
   zero coupon due 10/27/2005 ****                      1,600,000      1,596,158
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $57,791,682)                                               $ 57,791,682
                                                                    ------------

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $19,005 on
   10/03/2005, collateralized by
   $15,000 U.S. Treasury Bonds, 7.125%
   due 02/15/2023 (valued at $19,678,
   including interest) (c)                            $    19,000   $     19,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,000)                                                   $     19,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
   (COST $285,525,582) - 117.03%                                   $337,868,529
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.03)%                    (49,170,315)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $288,698,214
                                                                   ============

MID CAP STOCK TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.74%

AEROSPACE - 2.27%
Alliant Techsystems, Inc. *                                133,600   $ 9,973,240
Smiths Group PLC                                           799,322    13,563,340
                                                                     -----------
                                                                      23,536,580

AIR TRAVEL - 1.48%
Gol Linhas Aereas Inteligentes SA, ADR                     147,300     4,779,885
Southwest Airlines Company                                 707,400    10,504,890
                                                                     -----------
                                                                      15,284,775

APPAREL & TEXTILES - 1.42%
Geox SpA                                                 1,466,223    14,665,324

BIOTECHNOLOGY - 4.59%
Applera Corp.-Applied Biosystems Group                     377,400     8,770,776
Cephalon, Inc. *                                           263,660    12,239,097
Genzyme Corp. *                                            144,600    10,359,144
ICOS Corp. *                                               353,700     9,769,194
Millennium Pharmaceuticals, Inc. *                         686,000     6,400,380
                                                                     -----------
                                                                      47,538,591

BROADCASTING - 3.33%
Publishing & Broadcasting, Ltd.                            968,233    12,195,535
Sirius Satellite Radio, Inc. *                           1,856,800    12,162,040
XM Satellite Radio Holdings, Inc., Class A *               281,600    10,112,256
                                                                     -----------
                                                                      34,469,831

BUSINESS SERVICES - 2.17%
Cendant Corp.                                              304,400     6,282,816
ChoicePoint, Inc. *                                        128,000     5,525,760
Corporate Executive Board Company                          137,500    10,722,250
                                                                     -----------
                                                                      22,530,826

CELLULAR COMMUNICATIONS - 4.39%
Alamosa Holdings, Inc. *                                   643,200    11,005,152
American Tower Corp., Class A *                            852,000    21,257,400
Crown Castle International Corp. *                         537,600    13,241,088
                                                                     -----------
                                                                      45,503,640

COMMERCIAL SERVICES - 0.95%
CB Richard Ellis Group, Inc. *                             200,500     9,864,600

COMPUTERS & BUSINESS EQUIPMENT - 3.77%
Cognizant Technology Solutions Corp.,
   Class A *                                               158,200     7,370,538
Logitech International SA *                                402,900    16,418,175
Research In Motion, Ltd. *                                 223,800    15,307,920
                                                                     -----------
                                                                      39,096,633

CONSTRUCTION MATERIALS - 1.10%
Rinker Group, Ltd.                                         900,578    11,412,207

CONTAINERS & GLASS - 2.10%
Jarden Corp. *                                             530,550   $21,789,689

CRUDE PETROLEUM & NATURAL GAS - 2.35%
Chesapeake Energy Corp.                                    189,900     7,263,675
EOG Resources, Inc.                                        112,300     8,411,270
XTO Energy, Inc.                                           190,699     8,642,479
                                                                     -----------
                                                                      24,317,424

DRUGS & HEALTH CARE - 2.77%
Mentor Corp.                                               270,300    14,869,203
Shionogi & Company, Ltd.                                 1,012,000    13,800,609
                                                                     -----------
                                                                      28,669,812

ELECTRICAL EQUIPMENT - 0.97%
Symbol Technologies, Inc.                                    6,418        62,126
Tektronix, Inc.                                            396,900    10,013,787
                                                                     -----------
                                                                      10,075,913

ELECTRONICS - 1.12%
ATI Technologies, Inc. *                                   830,600    11,578,564

FINANCIAL SERVICES - 6.61%
E*TRADE Financial Corp. *                                  697,800    12,281,280
Eaton Vance Corp.                                          400,000     9,928,000
Legg Mason, Inc.                                            88,450     9,702,080
Melco International Development                          8,838,000    10,425,193
Nasdaq Stock Market, Inc. *                                447,400    11,341,590
State Street Corp.                                         301,900    14,768,948
                                                                     -----------
                                                                      68,447,091

HEALTHCARE PRODUCTS - 3.56%
Advanced Neuromodulation Systems, Inc. *                   203,700     9,667,602
C.R. Bard, Inc.                                             86,800     5,731,404
Foxhollow Technologies, Inc. *                             301,100    14,335,371
The Medicines Company *                                    310,200     7,137,702
                                                                     -----------
                                                                      36,872,079

HEALTHCARE SERVICES - 2.79%
Covance, Inc. *                                            360,900    17,319,591
Health Net, Inc. *                                         243,800    11,536,616
                                                                     -----------
                                                                      28,856,207

HOMEBUILDERS - 2.86%
D.R. Horton, Inc.                                          275,300     9,971,366
Pulte Homes, Inc.                                          235,800    10,120,536
Standard Pacific Corp.                                     230,500     9,568,055
                                                                     -----------
                                                                      29,659,957

HOTELS & RESTAURANTS - 3.24%
Harrah's Entertainment, Inc.                               177,000    11,538,630
Red Robin Gourmet Burgers, Inc. *                          106,300     4,872,792
Starwood Hotels & Resorts Worldwide, Inc.                  299,300    17,110,981
                                                                     -----------
                                                                      33,522,403

INTERNATIONAL OIL - 0.73%
Noble Corp.                                                111,100     7,605,906

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------   --------------
COMMON STOCKS (CONTINUED)

INTERNET SERVICE PROVIDER - 1.13%
Salesforce.Com, Inc. *                                  508,700   $   11,761,144

INTERNET SOFTWARE - 1.42%
F5 Networks, Inc. *                                     337,400       14,666,778

LEISURE TIME - 1.45%
DreamWorks Animation SKG, Inc. *                        232,100        6,419,886
Las Vegas Sands Corp. *                                 261,100        8,592,801
                                                                  --------------
                                                                      15,012,687

LIFE SCIENCES - 1.78%
Pharmaceutical Product Development, Inc. *              320,900       18,454,959

MEDICAL-HOSPITALS - 0.93%
Manor Care, Inc.                                        251,700        9,667,797

METAL & METAL PRODUCTS - 3.58%
Cameco Corp.                                            333,900       17,863,650
Precision Castparts Corp.                               361,200       19,179,720
                                                                  --------------
                                                                      37,043,370

OFFICE FURNISHINGS & SUPPLIES - 1.70%
Office Depot, Inc. *                                    594,100       17,644,770

PETROLEUM SERVICES - 2.87%
BJ Services Company                                     244,200        8,788,758
GlobalSantaFe Corp.                                     157,700        7,194,274
Tesoro Petroleum Corp.                                  203,800       13,703,512
                                                                  --------------
                                                                      29,686,544

PHARMACEUTICALS - 7.81%
Alkermes, Inc. *                                        334,100        5,612,880
Amylin Pharmaceuticals, Inc. *                          339,300       11,804,247
Forest Laboratories, Inc. *                             265,100       10,330,947
Gilead Sciences, Inc. *                                 442,200       21,561,672
IVAX Corp. *                                            525,675       13,856,793
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR                                        305,400       10,206,468
Vertex Pharmaceuticals, Inc. *                          338,586        7,567,397
                                                                  --------------
                                                                      80,940,404

POLLUTION CONTROL - 1.23%
Stericycle, Inc. *                                      222,500       12,715,875

REAL ESTATE - 2.23%
Host Marriott Corp., REIT                               707,400       11,955,060
Kimco Realty Corp., REIT                                354,000       11,122,680
                                                                  --------------
                                                                      23,077,740

RETAIL TRADE - 6.83%
Abercrombie & Fitch Company, Class A                    351,700       17,532,245
Advance Auto Parts, Inc. *                              391,650       15,149,022
Michael's Stores, Inc.                                  178,500        5,901,210
The Men's Wearhouse, Inc. *                             241,500        6,448,050
Tiffany & Company                                       380,200       15,120,554
Williams-Sonoma, Inc. *                                 275,600       10,569,260
                                                                  --------------
                                                                      70,720,341

SEMICONDUCTORS - 1.92%
Altera Corp. *                                          470,300   $    8,987,433
NVIDIA Corp. *                                          319,100       10,938,748
                                                                  --------------
                                                                      19,926,181

SOFTWARE - 5.14%
Red Hat, Inc. *                                       1,160,800       24,597,352
Take-Two Interactive Software, Inc. *                    23,099          510,257
THQ, Inc. *                                             772,650       16,472,898
VeriFone Holdings, Inc. *                               579,700       11,657,767
                                                                  --------------
                                                                      53,238,274

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.14%
Amdocs, Ltd. *                                          377,100       10,456,983
Comverse Technology, Inc. *                             447,300       11,750,571
                                                                  --------------
                                                                      22,207,554

TRANSPORTATION - 1.01%
C. H. Robinson Worldwide, Inc.                          162,800       10,438,736
                                                     ----------   --------------
TOTAL COMMON STOCKS (Cost $860,643,119)                           $1,012,501,206
                                                                  --------------

REPURCHASE AGREEMENTS - 0.88%
Deutsche Bank Tri-Party Repurchase
   Agreement dated 09/30/2005 at 3.25%
   to be repurchased at $9,103,465 on
   10/3/2005, collateralized by
   $8,833,000 U.S. Treasury Notes,
   4.75% due 05/15/2014 (valued at
   $9,288,532, including interest)                   $9,101,000   $    9,101,000
                                                     ----------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,101,000)                                              $    9,101,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
   (COST $869,744,119) - 98.62%                                   $1,021,602,206
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.38%                         14,315,175
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,035,917,381
                                                                  ==============

MID CAP VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.88%

ADVERTISING - 1.80%
The Interpublic Group of Companies, Inc. *               1,212,800   $14,116,992

AGRICULTURE - 3.36%
Monsanto Company                                           199,300    12,506,075
Mosaic Company *                                           866,900    13,887,738
                                                                     -----------
                                                                      26,393,813

APPAREL & TEXTILES - 1.20%
Tommy Hilfiger Corp. *                                     545,300     9,460,955

AUTO PARTS - 3.08%
Dana Corp.                                                 874,200     8,226,222

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Genuine Parts Company                                     373,500   $ 16,023,150
                                                                    ------------
                                                                      24,249,372

BROADCASTING - 1.47%
Westwood One, Inc.                                        580,100     11,538,189

BUSINESS SERVICES - 6.19%
Cadence Design Systems, Inc. *                            860,800     13,910,528
Computer Sciences Corp. *                                 159,100      7,527,021
R.H. Donnelley Corp. *                                    161,700     10,229,142
R.R. Donnelley & Sons Company                             457,545     16,961,193
                                                                    ------------
                                                                      48,627,884

CHEMICALS - 3.52%
Chemtura Corp.                                            791,600      9,831,672
Eastman Chemical Company                                  380,200     17,857,994
                                                                    ------------
                                                                      27,689,666

COMPUTERS & BUSINESS EQUIPMENT - 1.41%
Sybase, Inc. *                                            473,000     11,077,660

CONTAINERS & GLASS - 3.28%
Ball Corp.                                                357,100     13,119,854
Pactiv Corp. *                                            723,400     12,673,968
                                                                    ------------
                                                                      25,793,822

CRUDE PETROLEUM & NATURAL GAS - 1.97%
EOG Resources, Inc.                                       207,200     15,519,280

ELECTRICAL EQUIPMENT - 1.71%
Hubbell, Inc., Class B                                    285,900     13,417,287

ELECTRICAL UTILITIES - 5.34%
Ameren Corp.                                              272,300     14,565,327
CMS Energy Corp. *                                        821,800     13,518,610
Northeast Utilities                                       526,400     10,501,680
Puget Energy, Inc.                                        145,800      3,423,384
                                                                    ------------
                                                                      42,009,001

FOOD & BEVERAGES - 1.21%
Dean Foods Company *                                      222,200      8,634,692
TreeHouse Foods, Inc. *                                    33,020        887,578
                                                                    ------------
                                                                       9,522,270

FURNITURE & FIXTURES - 0.58%
Leggett & Platt, Inc.                                     226,900      4,583,380

GAS & PIPELINE UTILITIES - 2.34%
NiSource, Inc.                                            527,500     12,791,875
Southwest Gas Corp.                                       204,800      5,609,472
                                                                    ------------
                                                                      18,401,347

HEALTHCARE PRODUCTS - 1.65%
Bausch & Lomb, Inc.                                       161,300     13,013,684

HOTELS & RESTAURANTS - 1.85%
Brinker International, Inc. *                             291,300     10,941,228
Yum! Brands, Inc.                                          73,900      3,577,499
                                                                    ------------
                                                                      14,518,727

HOUSEHOLD PRODUCTS - 1.61%
Newell Rubbermaid, Inc.                                   347,200   $  7,864,080
Tupperware Corp.                                          210,100      4,786,078
                                                                    ------------
                                                                      12,650,158

INDUSTRIAL MACHINERY - 3.61%
CNH Global NV                                             241,562      4,758,772
Cummins, Inc.                                             134,100     11,799,459
W.W. Grainger, Inc.                                       188,200     11,841,544
                                                                    ------------
                                                                      28,399,775

INSURANCE - 13.03%
ACE, Ltd.                                                  53,000      2,494,710
Aetna, Inc.                                               184,800     15,918,672
Conseco, Inc. *                                           468,500      9,890,035
Everest Re Group, Ltd.                                    134,200     13,138,180
Genworth Financial, Inc.                                  258,500      8,334,040
Lincoln National Corp.                                     75,600      3,932,712
PartnerRe, Ltd.                                           208,500     13,354,425
PMI Group, Inc.                                           252,900     10,083,123
SAFECO Corp.                                              251,900     13,446,422
XL Capital, Ltd., Class A                                 173,900     11,830,417
                                                                    ------------
                                                                     102,422,736

INTERNET SOFTWARE - 1.59%
McAfee, Inc. *                                            397,000     12,473,740

MANUFACTURING - 1.62%
Snap-on, Inc.                                             352,100     12,717,852

METAL & METAL PRODUCTS - 1.81%
Timken Company                                            480,100     14,225,363

MINING - 1.48%
Potash Corp. of Saskatchewan, Inc.                        124,500     11,618,340

OFFICE FURNISHINGS & SUPPLIES - 1.16%
OfficeMax, Inc.                                           287,900      9,117,793

PAPER - 4.64%
Bowater, Inc.                                             303,200      8,571,464
Georgia-Pacific Corp.                                     475,370     16,191,102
MeadWestvaco Corp.                                        422,800     11,677,736
                                                                    ------------
                                                                      36,440,302

PETROLEUM SERVICES - 4.92%
GlobalSantaFe Corp.                                       357,500     16,309,150
Halliburton Company                                       235,300     16,122,756
Pride International, Inc. *                               219,100      6,246,541
                                                                    ------------
                                                                      38,678,447

PHARMACEUTICALS - 3.47%
King Pharmaceuticals, Inc. *                            1,071,100     16,473,518
Mylan Laboratories, Inc.                                  561,500     10,814,490
                                                                    ------------
                                                                      27,288,008

PUBLISHING - 1.11%
American Greetings Corp., Class A                         319,900      8,765,260

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 2.55%
Healthcare Realty Trust, Inc., REIT                      183,900   $  7,381,746
Host Marriott Corp., REIT                                749,996     12,674,932
                                                                   ------------
                                                                     20,056,678

RETAIL GROCERY - 1.99%
Albertsons, Inc.                                         379,200      9,726,480
Safeway, Inc.                                            230,300      5,895,680
                                                                   ------------
                                                                     15,622,160

RETAIL TRADE - 2.86%
Federated Department Stores, Inc.                        153,107     10,238,265
Foot Locker, Inc.                                        558,500     12,253,490
                                                                   ------------
                                                                     22,491,755

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.48%
ADC Telecommunications, Inc. *                           257,400      5,884,164
Avaya, Inc. *                                            863,100      8,889,930
PanAmSat Holding Corp.                                   236,600      5,725,720
Tellabs, Inc. *                                          650,595      6,844,259
                                                                   ------------
                                                                     27,344,073

TELEPHONE - 1.08%
CenturyTel, Inc.                                         242,500      8,482,650

TRAVEL SERVICES - 1.91%
Sabre Holdings Corp.                                     741,300     15,033,564
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $591,914,231)                            $753,761,983
                                                                   ------------

REPURCHASE AGREEMENTS - 4.68%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $36,810,367 on
   10/3/2005, collateralized by
   $37,840,000 U.S. Treasury Notes,
   3.375% due 02/28/2007 (valued at
   $37,543,788, including interest)                  $36,805,000   $ 36,805,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $36,805,000)                                              $ 36,805,000
                                                                   ------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
   (COST $628,719,231) - 100.56%                                   $790,566,983
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56)%                      (4,439,235)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $786,127,748
                                                                   ============

MID VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.32%

ADVERTISING - 0.17%
Lamar Advertising Company *                                  6,200    $  281,232

AEROSPACE - 1.38%
Raytheon Company                                            40,700     1,547,414
Rockwell Collins, Inc.                                      14,800    $  715,136
                                                                      ----------
                                                                       2,262,550

AIR TRAVEL - 1.48%
Southwest Airlines Company                                 163,500     2,427,975

ALUMINUM - 0.72%
Alcan Aluminum, Ltd. CAD                                    37,200     1,180,356

APPAREL & TEXTILES - 0.62%
Cintas Corp.                                                24,600     1,009,830

AUTO PARTS - 0.12%
TRW Automotive Holdings Corp. *                              6,500       190,710

BANKING - 5.14%
Amegy Bancorp, Inc.                                         32,800       742,264
Citizens Banking Corp. (a)                                  13,800       391,920
Commerce Bancshares, Inc. (a)                               12,972       667,798
First Horizon National Corp. (a)                            30,600     1,112,310
Huntington Bancshares, Inc.                                 66,900     1,503,243
Investors Financial Services Corp. (a)                      36,300     1,194,270
Northern Trust Corp.                                        34,700     1,754,085
Regions Financial Corp.                                     30,200       939,824
Valley National Bancorp                                      5,600       128,240
                                                                      ----------
                                                                       8,433,954

BIOTECHNOLOGY - 3.83%
Cephalon, Inc. * (a)                                        20,800       965,536
Chiron Corp. *                                              60,200     2,625,924
Human Genome Sciences, Inc. * (a)                           14,500       197,055
MedImmune, Inc. *                                           74,100     2,493,465
                                                                      ----------
                                                                       6,281,980

BROADCASTING - 2.24%
Cox Radio, Inc., Class A *                                  38,200       580,640
Entercom Communications Corp. *                             49,000     1,547,910
Hearst Argyle Television, Inc.                               4,600       118,174
Univision Communications, Inc., Class A *                   53,900     1,429,967
                                                                      ----------
                                                                       3,676,691

BUSINESS SERVICES - 3.36%
Equifax, Inc.                                               35,700     1,247,358
Manpower, Inc.                                              36,400     1,615,796
Reuters Group PLC (a)                                       18,300       724,863
Service Master Company                                      26,800       362,872
The BISYS Group, Inc. *                                    116,100     1,559,223
                                                                      ----------
                                                                       5,510,112

CABLE AND TELEVISION - 0.81%
Cablevision Systems New York Group, Class A *               43,200     1,324,944

CELLULAR COMMUNICATIONS - 1.07%
Nextel Partners, Inc., Class A *                            36,600       918,660
Telephone & Data Systems, Inc.- Special
   Common Shares (a)                                         8,100       304,155

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Telephone & Data Systems, Inc.                              13,600   $   530,400
                                                                     -----------
                                                                       1,753,215
CONTAINERS & GLASS - 0.17%
Smurfit-Stone Container Corp. *                             26,700       276,612

DOMESTIC OIL - 0.61%
Murphy Oil Corp.                                            20,000       997,400

ELECTRICAL EQUIPMENT - 1.95%
AVX Corp. (a)                                               96,300     1,226,862
Molex, Inc.                                                 76,600     1,969,386
Symbol Technologies, Inc.                                       21           203
                                                                     -----------
                                                                       3,196,451

ELECTRICAL UTILITIES - 3.14%
CMS Energy Corp. *                                          19,600       322,420
El Paso Electric Company *                                   6,300       131,355
FirstEnergy Corp.                                            6,600       343,992
Pinnacle West Capital Corp.                                 39,400     1,736,752
TECO Energy, Inc.                                          145,300     2,618,306
                                                                     -----------
                                                                       5,152,825

ELECTRONICS - 1.83%
Jabil Circuit, Inc. *                                       42,800     1,323,376
Synopsys, Inc. *                                            89,200     1,685,880
                                                                     -----------
                                                                       3,009,256

ENERGY - 2.81%
Duke Energy Corp. (a)                                       45,800     1,335,986
Hanover Compressor Company * (a)                            87,200     1,208,592
NRG Energy, Inc. * (a)                                      40,600     1,729,560
Xcel Energy, Inc. (a)                                       17,600       345,136
                                                                     -----------
                                                                       4,619,274

FINANCIAL SERVICES - 6.87%
Charles Schwab Corp.                                       125,700     1,813,851
Federated Investors, Inc., Class B                          35,100     1,166,373
Janus Capital Group, Inc.                                  109,900     1,588,055
LaBranche & Company, Inc. * (a)                             51,400       446,666
Lazard, Ltd., Class A (a)                                   37,500       948,750
Moneygram International, Inc.                               80,800     1,754,168
PNC Financial Services Group, Inc.                          29,900     1,734,798
Synovus Financial Corp.                                     65,800     1,823,976
                                                                     -----------
                                                                      11,276,637

FOOD & BEVERAGES - 1.99%
Campbell Soup Company                                       67,600     2,011,100
H.J. Heinz Company                                          34,200     1,249,668
                                                                     -----------
                                                                       3,260,768

GAS & PIPELINE UTILITIES - 2.42%
Dynegy, Inc., Class A * (a)                                251,200     1,183,152
NiSource, Inc.                                             114,900     2,786,325
                                                                     -----------
                                                                       3,969,477

GOLD - 1.99%
Barrick Gold Corp.                                          37,200   $ 1,080,660
Gold Fields, Ltd. (a)                                       58,506       850,092
Meridian Gold, Inc. *                                       61,200     1,340,892
                                                                     -----------
                                                                       3,271,644

HEALTHCARE PRODUCTS - 0.18%
Becton, Dickinson & Company                                  5,700       298,851

HEALTHCARE SERVICES - 2.44%
Healthsouth Corp. * (a)                                    356,600     1,476,324
Lincare Holdings, Inc. *                                    42,200     1,732,310
Weight Watchers International, Inc. * (a)                   15,400       794,332
                                                                     -----------
                                                                       4,002,966

HOLDINGS COMPANIES/CONGLOMERATES - 0.84%
Pearson PLC (a)                                            117,000     1,372,410

HOTELS & RESTAURANTS - 0.95%
Outback Steakhouse, Inc.                                    42,700     1,562,820

HOUSEHOLD PRODUCTS - 0.98%
Newell Rubbermaid, Inc.                                     71,000     1,608,150

INDUSTRIAL MACHINERY - 3.53%
Cooper Cameron Corp. *                                      37,300     2,757,589
Deere & Company                                             13,700       838,440
Grant Prideco, Inc. *                                       54,000     2,195,100
                                                                     -----------
                                                                       5,791,129

INSURANCE - 10.60%
Aon Corp.                                                   51,800     1,661,744
Axis Capital Holdings, Ltd.                                 60,900     1,736,259
Genworth Financial, Inc.                                    54,800     1,766,752
Jefferson-Pilot Corp.                                       39,100     2,000,747
Marsh & McLennan Companies, Inc.                            86,700     2,634,813
Ohio Casualty Corp.                                         35,700       968,184
Radian Group, Inc.                                           6,000       318,600
St. Paul Travelers Companies, Inc.                          56,017     2,513,483
UnumProvident Corp. (a)                                     72,300     1,482,150
Willis Group Holdings, Ltd. (a)                             25,500       957,525
XL Capital, Ltd., Class A                                   20,000     1,360,600
                                                                     -----------
                                                                      17,400,857

INTERNET RETAIL - 0.35%
IAC/InterActiveCorp * (a)                                   22,999       583,025

LIFE SCIENCES - 0.23%
Waters Corp. *                                               9,200       382,720

MEDICAL-HOSPITALS - 2.68%
Health Management Associates, Inc., Class A                  5,100       119,697
Tenet Healthcare Corp. *                                   234,800     2,636,804
Universal Health Services, Inc., Class B                    34,500     1,643,235
                                                                     -----------
                                                                       4,399,736

NEWSPAPERS - 1.53%
Dow Jones & Company, Inc. (a)                               49,900     1,905,681

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

NEWSPAPERS (CONTINUED)
Washington Post Company, Class B                              748   $    600,270
                                                                    ------------
                                                                       2,505,951

OFFICE FURNISHINGS & SUPPLIES - 0.39%
Herman Miller, Inc.                                        21,100        639,330

PAPER - 3.59%
Abitibi Consolidated, Inc.                                124,200        503,010
Bowater, Inc.                                              38,600      1,091,222
Domtar, Inc. (a)                                          248,200      1,593,444
International Paper Company                                60,900      1,814,820
MeadWestvaco Corp.                                         29,900        825,838
Potlatch Corp. (a)                                          1,100         57,332
                                                                    ------------
                                                                       5,885,666

PETROLEUM SERVICES - 1.77%
Diamond Offshore Drilling, Inc. (a)                        47,400      2,903,250

PHARMACEUTICALS - 0.27%
Valeant Pharmaceuticals International                      22,400        449,792

PUBLISHING - 3.40%
Meredith Corp.                                             28,400      1,416,876
Scholastic Corp. * (a)                                     34,300      1,267,728
The New York Times Company, Class A (a)                    65,800      1,957,550
Tribune Company                                            27,700        938,753
                                                                    ------------
                                                                       5,580,907

RAILROADS & EQUIPMENT - 0.90%
Union Pacific Corp.                                        20,500      1,469,850

REAL ESTATE - 1.20%
Apartment Investment & Management
Company, Class A, REIT                                     39,300      1,524,054
Equity Office Properties Trust, REIT                       13,500        441,585
                                                                    ------------
                                                                       1,965,639

RETAIL TRADE - 5.10%
AnnTaylor Stores Corp. *                                   41,000      1,088,550
Big Lots, Inc. *                                           88,600        973,714
Dillard's, Inc., Class A (a)                               27,900        582,552
Family Dollar Stores, Inc.                                 73,400      1,458,458
Gap, Inc.                                                  79,300      1,382,199
Kohl's Corp. *                                              4,700        235,846
RadioShack Corp. (a)                                       58,600      1,453,280
The TJX Companies, Inc.                                    58,500      1,198,080
                                                                    ------------
                                                                       8,372,679

SANITARY SERVICES - 2.78%
Allied Waste Industries, Inc. * (a)                       203,500      1,719,575
Nalco Holding Company *                                   168,900      2,849,343
                                                                    ------------
                                                                       4,568,918

SEMICONDUCTORS - 1.61%
KLA-Tencor Corp.                                           16,400        799,664
Novellus Systems, Inc. *                                   73,400      1,840,872
                                                                    ------------
                                                                       2,640,536

SOFTWARE - 1.92%
BMC Software, Inc. *                                       25,000   $    527,500
Intuit, Inc. *                                             44,600      1,998,526
Novell, Inc. * (a)                                         83,400        621,330
                                                                    ------------
                                                                       3,147,356

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.87%
Andrew Corp. *                                             57,900        645,585
Telus Corp. - Non Voting Shares                            19,300        786,282
                                                                    ------------
                                                                       1,431,867

TELEPHONE - 0.43%
Qwest Communications International, Inc. * (a)            119,420        489,622
U.S. Cellular Corp. * (a)                                   4,100        219,022
                                                                    ------------
                                                                         708,644

TOYS, AMUSEMENTS & SPORTING GOODS - 1.91%
Hasbro, Inc.                                               59,600      1,171,140
Mattel, Inc.                                              117,900      1,966,572
                                                                    ------------
                                                                       3,137,712

TRANSPORTATION - 1.15%
Laidlaw International, Inc.                                77,900      1,882,843
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $144,303,725)                             $158,057,497
                                                                    ------------

PREFERRED STOCKS - 0.52%

ENERGY - 0.15%
NRG Energy, Inc. *                                            200        244,200

SANITARY SERVICES - 0.37%

Allied Waste Industries, Inc., Series D * (a)               2,400        615,120
                                                      -----------   ------------
TOTAL PREFERRED STOCKS (Cost $804,324)                              $    859,320
                                                                    ------------

CORPORATE BONDS - 0.01%

ENERGY - 0.01%
Xcel Energy, Inc.
   7.50% due 11/21/2007                               $     7,000         11,349
                                                      -----------   ------------
TOTAL CORPORATE BONDS (Cost $9,874)                                 $     11,349
                                                                    ------------

SHORT TERM INVESTMENTS - 22.48%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $32,096,534    $32,096,534
T. Rowe Price Reserve Investment Fund
   3.339% due 09/19/2034 (c)                            4,796,365      4,796,365
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $36,892,899)                                               $ 36,892,899
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------   -------------
REPURCHASE AGREEMENTS - 0.48%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $787,115 on
   10/3/2005, collateralized by
   $815,000 U.S. Treasury Notes, 3.375%
   due 10/15/2009 (valued at $805,831,
   including interest) (c)                              $787,000   $    787,000
                                                        --------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $787,000)                                                 $    787,000
                                                                   ------------
TOTAL INVESTMENTS (MID VALUE TRUST)
   (COST $182,797,822) - 119.81%                                   $196,608,065

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.81)%                    (32,507,728)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $164,100,337
                                                                   ============

MONEY MARKET TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                  ------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.11%
FEDERAL HOME LOAN BANK - 22.67%
   zero coupon due 10/14/2005 to
   11/16/2005                                     $598,937,000   $  596,942,632

FEDERAL HOME LOAN MORTGAGE CORP. - 22.75%
   zero coupon due 10/04/2005 to
   12/13/2005                                      600,970,000      599,051,018

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 22.69%
   zero coupon due 10/03/2005 to
   11/21/2005                                      598,257,000      597,453,732
                                                  -------------  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,793,447,382)                                         $1,793,447,382
                                                                 --------------
SUPRANATIONAL OBLIGATIONS - 2.21%

SUPRANATIONAL - 2.21%
International Bank for Reconstruction &
   Development
   zero coupon due 10/03/2005                       58,300,000       58,289,636
                                                  ------------   --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $58,289,636)                                            $   58,289,636
                                                                 --------------
COMMERCIAL PAPER - 30.00%

AGRICULTURE - 1.19%
Cargill, Inc.
   zero coupon due 11/18/2005                       31,450,000       31,291,123

BANKING - 11.39%
BNP Paribas Finance, Inc.
   zero coupon due 10/19/2005                       30,000,000       29,946,000
Danske Corp., Series A
   zero coupon due 11/04/2005                       68,180,000       67,990,160
Rabobank USA Financial Corp.
   zero coupon due 10/24/2005                       50,000,000       49,885,000

COMMERCIAL PAPER (CONTINUED)

BANKING (CONTINUED)
Royal Bank of Scotland PLC
   zero coupon due 10/27/2005                       90,000,000   $   89,843,892
Societe Generale North America
   zero coupon due 11/14/2005                       62,468,000       62,218,978
                                                                 --------------
                                                                    299,884,030

DIVERSIFIED FINANCIAL SERVICES - 9.10%
American Honda Finance Corp.
   zero coupon due 10/27/2005                       50,000,000       49,867,833
BMW US Capital LLC
   zero coupon due 10/24/2005                       55,000,000       54,898,951
General Electric Capital Corp.
   zero coupon due 10/20/2005                       64,276,000       64,083,299
Shell Finance (U.K.) PLC
   zero coupon due 10/25/2005                       71,000,000       70,829,600
                                                                 --------------
                                                                    239,679,684

FINANCIAL SERVICES - 8.32%
Barclays U.S. Funding LLC
   zero coupon due 11/15/2005                       49,975,000       49,735,745
Clipper Receivables Corp.
   zero coupon due 10/17/2005                       76,544,000       76,417,834
UBS Finance Delaware LLC
   zero coupon due 11/01/2005                       93,075,000       92,866,834
                                                                 --------------
                                                                    219,020,412
                                                                 --------------
TOTAL COMMERCIAL PAPER (Cost $789,875,249)                       $  789,875,249
                                                                 --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $53,014 on
   10/3/2005, collateralized by $45,000
   U.S. Treasury Bonds, 7.50% due
   11/15/2016 (valued at $58,409,
   including interest) (c)                        $     53,000   $       53,000
                                                  ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $53,000)                                                $       53,000
                                                                 --------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
   (COST $2,641,665,267) - 100.32%                               $2,641,665,267

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.32)%                      (8,411,298)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $2,633,253,969
                                                                 ==============

MONEY MARKET TRUST B

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.85%
FEDERAL HOME LOAN BANK - 13.08%
   zero coupon due 10/19/2005 to
   11/09/2005                                          $59,530,000   $59,381,489
FEDERAL HOME LOAN MORTGAGE CORP. - 11.94%
   zero coupon due 10/18/2005                           23,097,000    23,057,190

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST B (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   -------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP
(CONTINUED)
   zero coupon due 10/25/2005                       $ 31,186,000   $ 31,109,698
                                                                   ------------
                                                                     54,166,888

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 24.83%
   zero coupon due 10/05/2005 to
      11/23/2005                                     112,865,000    112,662,836
                                                    ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $226,211,213)                                             $226,211,213
                                                                   ------------

CORPORATE BONDS - 1.54%

DIVERSIFIED FINANCIAL SERVICES - 1.54%
General Electric Capital Corp., Series MTN
   3.889% due 05/17/2006                               7,000,000      7,000,000
                                                    ------------   ------------
TOTAL CORPORATE BONDS (Cost $7,000,000)                            $  7,000,000
                                                                   ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.87%
Lothian Mortgages PLC, Series 2005-4A,
   Class A1
   3.82% due 01/24/2006 (b)                            1,750,000      1,750,000
Permanent Financing PLC, Series 2005-7,
   Class 1A
   3.688% due 03/10/2006 (b)                           2,195,000      2,195,000
                                                    ------------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $3,945,000)                                               $  3,945,000
                                                                   ------------

COMMERCIAL PAPER - 47.83%

AGRICULTURE - 4.40%
Cargill, Inc.
   zero coupon due 10/12/2005                         20,000,000     19,977,878

BANKING - 9.44%
Bank of Montreal
   zero coupon due 10/24/2005                         18,000,000     17,956,990
Danske Corp., Series A
   zero coupon due 11/04/2005                         18,000,000     17,956,990
Royal Bank of Scotland
   zero coupon due 11/01/2005                          6,940,000      6,917,500
                                                                   ------------
                                                                     42,831,480

DIVERSIFIED FINANCIAL SERVICES - 15.84%
Clipper Receivables Company LLC
   zero coupon due 10/19/2005                         18,000,000     17,966,250
Galleon Capital LLC
   zero coupon due 10/20/2005                         18,000,000     17,964,375
HBOS Treasury Services PLC
   zero coupon due 10/21/2005                         18,000,000     17,962,500
National Rural Utilities Cooperative Finance
   Corp.
   zero coupon due 10/24/2005                         18,000,000     17,956,875
                                                                   ------------
                                                                     71,850,000

FINANCIAL SERVICES - 18.15%
Barclays U.S. Funding LLC
   zero coupon due 11/15/2005                          8,000,000   $  7,974,933
Credit Suisse First Boston (New York)
   zero coupon due 12/08/2005                          3,500,000      3,500,264
ING (U.S.) Funding LLC
   zero coupon due 10/25/2005 to
      10/27/2005                                      17,100,000     17,055,735
National Australia Funding-Delaware, Inc.
   zero coupon due 11/01/2005                         18,000,000     17,942,030
Societe Generale North America
   zero coupon due 11/14/2005                         18,000,000     17,962,700
UBS Finance Delaware LLC
   zero coupon due 11/01/2005                         18,000,000     17,941,720
                                                                   ------------
                                                                     82,377,383
                                                                   ------------
TOTAL COMMERCIAL PAPER (Cost $217,036,740)                         $217,036,740
                                                                   ------------

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp.
   dated 09/30/2005 at 3.10% to be repurchased at
   $17,004 on 10/3/2005, collateralized by
   $15,000 U.S. Treasury Bonds, 7.125% due
   02/15/2023 (valued at $19,678, including
   interest) (c)                                    $     17,000   $     17,000
                                                    ------------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,000)                                                  $     17,000
                                                                   ------------

TOTAL INVESTMENTS (MONEY MARKET TRUST B)
   (COST $454,209,953) - 100.09%                                   $454,209,953
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%                        (404,718)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $453,805,235
                                                                   ============

NATURAL RESOURCES TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS - 97.43%

ALUMINUM - 1.37%
Alcoa, Inc.                                               529,900   $ 12,940,158

COAL - 4.07%
CONSOL Energy, Inc.                                       237,600     18,121,752
Massey Energy Company                                     398,600     20,356,502
                                                                    ------------
                                                                      38,478,254

CRUDE PETROLEUM & NATURAL GAS - 11.02%
Burlington Resources, Inc.                                155,200     12,620,864
Devon Energy Corp.                                        168,600     11,572,704
EOG Resources, Inc.                                       434,200     32,521,580
Newfield Exploration Company *                            231,900     11,386,290
Surgutneftegaz, ADR                                       157,200      8,449,500
XTO Energy, Inc.                                          609,700     27,631,604
                                                                    ------------
                                                                     104,182,542

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL - 11.91%
Canadian Natural Resources, Ltd.                        1,100,200   $ 49,752,789
China Petroleum and Chemical Corp. ADR                    183,000      8,282,580
Noble Energy, Inc.                                        237,600     11,143,440
Suncor Energy, Inc.                                       409,200     24,820,934
Western Oil Sands, Inc. *                                 786,153     18,655,855
                                                                    ------------
                                                                     112,655,598

GAS & PIPELINE UTILITIES - 2.13%
Equitable Resources, Inc.                                 226,000      8,827,560
Western Gas Resources, Inc.                               221,300     11,337,199
                                                                    ------------
                                                                      20,164,759

GOLD - 1.50%
Gold Fields, Ltd.                                         507,745      7,618,773
Placer Dome, Inc.                                         382,400      6,558,160
                                                                    ------------
                                                                      14,176,933

INTERNATIONAL OIL - 19.54%
Anadarko Petroleum Corp.                                  154,200     14,764,650
ConocoPhillips                                            228,100     15,946,471
EnCana Corp.                                              840,562     49,125,399
Lukoil Oil Company, ADR                                   287,700     16,634,814
Petroleo Brasileiro SA, ADR *                             287,400     20,546,226
Royal Dutch Shell PLC-ADR A                               220,400     14,467,056
Royal Dutch Shell PLC-ADR B                               169,313     11,660,586
Talisman Energy, Inc.                                     850,900     41,689,299
                                                                    ------------
                                                                     184,834,501

METAL & METAL PRODUCTS - 11.94%
Alumina, Ltd.                                           2,288,535     10,687,166
Cameco Corp.                                              532,700     28,499,450
Companhia Siderurgica Nacional SA, ADR                    175,000      4,063,500
Companhia Vale Do Rio Doce, ADR, PFD Shares             1,071,300     41,684,283
Companhia Vale Do Rio Doce, ADR                           337,186     14,788,978
Vedanta Resources PLC                                   1,245,886     13,226,832
                                                                    ------------
                                                                     112,950,209

MINING - 9.02%
Aluminum Corp. China, Ltd. ADR                            164,700     10,338,219
Anglo American Platinum Corp., Ltd. - ZAR                 303,758     17,931,405
Anglo American PLC                                        274,168      8,198,412
Apex Silver Mines, Ltd. *                                 208,200      3,270,822
Freeport-McMoran Copper & Gold, Inc., Class B             300,000     14,577,000
Impala Platinum Holdings, Ltd.                             82,228      9,358,653
Xstrata PLC                                               830,715     21,592,361
                                                                    ------------
                                                                      85,266,872

PAPER - 2.33%
Abitibi Consolidated, Inc.                              1,763,200      7,140,960
Domtar, Inc.                                              467,600      3,008,719
International Paper Company                               397,500     11,845,500
                                                                    ------------
                                                                      21,995,179

PETROLEUM SERVICES - 20.87%
BP PLC-Sponsored ADR                                      502,100   $ 35,573,785
Exxon Mobil Corp.                                         477,300     30,327,642
GlobalSantaFe Corp.                                       170,500      7,778,210
Halliburton Company                                       205,900     14,108,268
Petro-Canada                                              352,600     14,778,859
Repsol YPF SA, - Sponsored ADR                            269,300      8,701,083
Total SA SADR                                             226,200     30,722,484
Transocean, Inc. *                                        142,800      8,755,068
Valero Energy Corp.                                       412,100     46,592,026
                                                                    ------------
                                                                     197,337,425

STEEL - 1.73%
Mittal Steel Company, NV                                  568,819     16,381,987
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $519,962,119)                             $921,364,417
                                                                    ------------

PREFERRED STOCKS - 0.17%

MINING - 0.17%
Anglo American Platinum Corp., Ltd. - ZAR *                64,052      1,633,439
                                                      -----------   ------------
TOTAL PREFERRED STOCKS (Cost $986,263)                              $  1,633,439
                                                                    ------------

WARRANTS - 0.06%

FINANCIAL SERVICES - 0.06%
Goldman Sachs International
   (Expiration date 06/30/2006; strike
   price $0.0001)                                          22,200        523,829
                                                      -----------   ------------
TOTAL WARRANTS (Cost $434,901)                                      $    523,829
                                                                    ------------

REPURCHASE AGREEMENTS - 1.47%
Deutsche Bank Tri-Party Repurchase
   Agreement dated 09/30/2005 at 3.25%
   to be repurchased at $13,869,755 on
   10/3/2005, collateralized by $13,458,000
   U.S. Treasury Notes, 4.75% due 05/15/2014
   (valued at $14,152,050, including interest)        $13,866,000   $ 13,866,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,866,000)                                               $ 13,866,000
                                                                    ------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
   (COST $535,249,283) - 99.13%                                     $937,387,685
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.87%                          8,264,719
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $945,652,404
                                                                    ============

OVERSEAS EQUITY TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS - 97.83%

AUSTRALIA - 2.78%
Amcor, Ltd. (a)                                               104,100   $533,872
Australia and New Zealand Bank Group, Ltd.                     20,177    370,111

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Brambles Industries, Ltd. (a)                               50,107   $   339,309
Foster's Group, Ltd.                                       105,000       467,866
NRMA Insurance Group, Ltd.                                  75,517       315,138
Promina Group * (a)                                        186,600       713,092
QBE Insurance Group, Ltd. (a)                               82,114     1,172,352
Rinker Group, Ltd.                                         104,274     1,321,370
Wesfarmers, Ltd.                                            18,300       561,565
Woolworths, Ltd.                                            58,672       745,739
                                                                     -----------
                                                                       6,540,414

AUSTRIA - 0.43%
Raiffeisen International Bank Holding AG *                   3,500       234,437
Telekom Austria AG                                          19,540       389,940
Wienerberger Baustoffindustrie AG                           10,000       395,382
                                                                     -----------
                                                                       1,019,759

BELGIUM - 0.29%
UCB SA                                                      13,000       688,463

CANADA - 4.34%
Abitibi Consolidated, Inc. (a)                              58,400       234,918
Alcan Aluminum, Ltd. USD (a)                                50,902     1,615,693
Cameco Corp.                                                19,800     1,057,751
Canadian Natural Resources, Ltd.                             9,200       416,039
Falconbridge, Ltd. (a)                                      30,879       826,401
Inco, Ltd.                                                  33,600     1,590,960
Methanex Corp.                                              23,800       353,018
Potash Corp. of Saskatchewan, Inc. (a)                      17,800     1,661,098
Telus Corp. - Non Voting Shares - CAD                       17,600       717,826
Telus Corp.                                                 19,000       793,910
The Thomson Corp.                                           11,500       431,365
Toronto Dominion Bank Ontario (a)                           10,700       528,295
                                                                     -----------
                                                                      10,227,274

DENMARK - 0.62%
Novo Nordisk AS                                             17,680       876,987
TDC AS                                                      11,000       593,624
                                                                     -----------
                                                                       1,470,611

FINLAND - 0.17%
Stora Enso Oyj, R Shares                                    29,800       411,072

FRANCE - 9.75%
Accor SA (a)                                                17,900       906,952
AXA Group                                                   16,200       446,156
BNP Paribas SA (a)                                          63,502     4,843,097
Bouygues SA (a)                                             65,000     3,030,838
Compagnie Generale des Etablissements
   Michelin, Class B (a)                                     5,300       312,379
Essilor International SA (a)                                 7,000       581,557
Groupe Danone SA (a)                                         9,500     1,026,950
Lafarge SA (a)                                               9,500       838,513
L'Air Liquide SA (a)                                         3,850       710,276
L'Oreal SA (a)                                              13,664     1,061,881
Sanofi Aventis SA (a)                                       57,442   $ 4,761,870
Schneider Electric SA (a)                                   24,865     1,969,832
Societe Generale (a)                                         9,222     1,055,833
Total SA                                                     1,900       520,291
Veolia Environnement SA                                      9,600       406,422
Vivendi Universal SA (a)                                    15,013       491,669
                                                                     -----------
                                                                      22,964,516

GERMANY - 7.08%
Allianz AG (a)                                              14,828     2,008,594
Bayer AG                                                    42,300     1,555,153
Bayerische Motoren Werke (BMW) AG                           10,800       508,664
Commerzbank AG                                              19,100       522,799
DaimlerChrysler AG                                          17,100       910,131
Deutsche Bank AG (a)                                        11,981     1,124,241
Deutsche Boerse AG                                           4,796       459,750
Deutsche Post AG (a)                                        25,500       598,354
E.ON AG                                                     15,545     1,432,616
Infineon Technologies AG * (a)                              63,000       621,397
SAP AG, SADR                                                 4,600       199,318
SAP AG (a)                                                  12,180     2,111,939
Siemens AG                                                  41,652     3,219,357
Volkswagen AG (a)                                           22,600     1,395,255
                                                                     -----------
                                                                      16,667,568

HONG KONG - 1.33%
Hang Lung Group, Ltd.                                      182,000       350,769
Hang Lung Properties, Ltd.                                 179,000       283,836
Li & Fung, Ltd.                                            640,000     1,480,995
PCCW, Ltd. (a)                                             676,000       440,096
Sun Hung Kai Properties, Ltd.                               47,000       486,241
Swire Pacific, Ltd., Class A                                11,000       101,322
                                                                     -----------
                                                                       3,143,259

INDIA - 0.00%
Indiainfo.com Private, Ltd. *                               10,639             0

IRELAND - 0.36%
CRH PLC - London                                            31,400       853,791

ITALY - 0.34%
Eni SpA (a)                                                 26,572       791,721

JAPAN - 27.45%
Advantest Corp. (a)                                          6,400       497,109
AEON Company, Ltd.                                          93,700     1,885,661
Astellas Pharmaceuticals, Inc.                              20,500       772,629
Bridgestone Corp.                                           16,000       343,175
Canon, Inc.                                                 17,100       925,222
Chubu Electric Power Company, Inc. (a)                      18,800       459,650
Daiichi Sankyo Company, Ltd. *                              63,100     1,294,916
Daiwa House Industry Company, Ltd.                          47,000       616,047
East Japan Railway Company, Ltd.                               100       571,958

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Fanuc, Ltd.                                                 22,700   $ 1,839,322
Hirose Electric Company, Ltd.                                3,700       432,067
Hoya Corp., New Shares *                                    15,600       531,497
Hoya Corp.                                                   5,200       173,035
Kansai Electric Power Company, Ltd. (a)                     49,000     1,083,411
Kao Corp. (a)                                               19,000       468,732
Millea Holdings, Inc.                                           84     1,349,398
Mitsubishi Corp.                                            52,000     1,028,112
Mitsubishi Estate Company, Ltd. (a)                        228,000     3,135,390
Mitsubishi UFJ Financial Group, Inc. (a)                       544     7,159,681
Mitsui & Company, Ltd. (a)                                  53,000       664,751
Mitsui Fudosan Company, Ltd. (a)                            29,000       436,939
Mitsui Sumitomo Insurance Company, Ltd.                     52,100       604,258
Mizuho Financial Group, Inc.                                   179     1,140,721
NGK Spark Plug Company, Ltd. (a)                            35,000       508,187
Nidec Corp., New Shares *                                    3,800       223,717
Nidec Corp. (a)                                              3,800       226,400
Nintendo Company, Ltd.                                       6,000       701,178
Nippon Electric Glass Company, Ltd. (a)                     40,000       722,009
Nippon Telegraph & Telephone Corp.                             313     1,541,586
Nissan Motor Company, Ltd. (a)                             139,300     1,593,475
Nitto Denko Corp.                                           16,200       913,703
Omron Corp.                                                 22,000       536,917
Orix Corp. (a)                                              12,000     2,171,323
Ricoh Company, Ltd.                                         41,000       641,626
Rohm Company, Ltd. (a)                                      12,800     1,112,847
Sekisui House, Ltd.                                         55,000       675,273
Shimamura Company, Ltd. (a)                                  4,000       444,150
Shin-Etsu Chemical Company, Ltd. (a)                        14,400       629,154
SMC Corp. (a)                                               11,700     1,560,413
SOFTBANK Corp. (a)                                          46,600     2,591,288
Sompo Japan Insurance, Inc.                                 83,000     1,101,099
Sumitomo Corp.                                             141,000     1,490,957
Sumitomo Mitsui Financial Group, Inc.                          662     6,252,174
Suzuki Motor Corp. (a)                                      96,600     1,790,547
T&D Holdings, Inc. (a)                                      10,000       596,672
Takeda Pharmaceutical Company, Ltd.                         25,200     1,503,615
TDK Corp.                                                    5,900       421,298
Tokyo Electric Power Company, Ltd.                           4,900       124,127
Tokyo Electron, Ltd. (a)                                    27,400     1,458,334
Tokyo Gas Company, Ltd. (a)                                200,000       813,805
Trend Micro, Inc. (a)                                       23,000       728,805
UNI Charm Corp. (a)                                          8,500       367,624
Ushio, Inc.                                                  2,200        44,759
Yahoo! Japan Corp., New Shares *                               342       407,520
Yahoo! Japan Corp. (a)                                         459       538,832
Yamada Denki Company, Ltd. (a)                              15,800     1,203,531
Yamato Transport Company, Ltd. (a)                          96,000   $ 1,581,147
                                                                     -----------
                                                                      64,631,773

LUXEMBOURG - 0.27%
SES Global SA                                               40,900       641,617

MEXICO - 1.33%
America Movil SA de C.V., Series L, ADR                    118,800     3,126,816

NETHERLANDS - 7.56%
ABN AMRO Holdings NV (a)                                    94,957     2,281,968
Euronext NV                                                 13,100       578,449
Fortis                                                      10,200       295,795
Heineken Holding NV                                          4,325       127,926
Heineken NV (a)                                             82,900     2,669,953
ING Groep NV (a)                                            62,872     1,878,598
Koninklijke (Royal) KPN NV                                 304,600     2,739,958
Reed Elsevier NV                                            16,900       233,940
Royal Dutch Shell PLC, A Shares, EURO (a)                   78,240     2,591,569
Royal Dutch Shell PLC, B Shares, EURO                      114,965     3,982,948
Royal Numico NV *                                            9,300       408,299
                                                                     -----------
                                                                      17,789,403

NORWAY - 0.48%
Den Norske Bank ASA                                         77,200       797,106
Norske Skogindustrier ASA (a)                               22,500       332,988
                                                                     -----------
                                                                       1,130,094

PORTUGAL - 0.11%
Portugal Telecom, SGPS, SA                                  28,500       261,176

SINGAPORE - 0.77%
Singapore Telecommunications, Ltd.                         884,790     1,282,494
United Overseas Bank, Ltd.                                  63,072       526,144
United Overseas Land, Ltd. (a)                               6,307         8,732
                                                                     -----------
                                                                       1,817,370

SOUTH AFRICA - 1.22%
Anglo American PLC                                          12,300       369,823
Sasol, Ltd.                                                 64,700     2,508,557
                                                                     -----------
                                                                       2,878,380

SOUTH KOREA - 1.49%
Samsung Electronics Company, Ltd.-London, GDR                2,250       640,125
Samsung Electronics Company                                  5,070     2,859,626
                                                                     -----------
                                                                       3,499,751

SPAIN - 4.90%
Altadis SA, Series A                                        12,600       566,246
Banco Bilbao Vizcaya Argentaria SA                         138,500     2,436,578
Banco Santander Central, Hispano SA (a)                    165,300     2,178,554
Iberdrola SA                                                27,200       762,548
Industria de Diseno Textil SA                               19,300       568,301
Repsol SA                                                   92,800     3,016,776
Telefonica SA                                              121,972     2,003,145
                                                                     -----------
                                                                      11,532,148

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

SWEDEN - 2.02%
AstraZeneca PLC                                            18,400   $    859,124
Atlas Copco AB, Series A *                                 38,700        750,815
Ericsson LM, Series B                                     469,500      1,718,512
Sandvik AB                                                 11,000        548,463
Telefonaktiebolaget LM Ericsson, SADR (a)                  23,600        869,424
                                                                    ------------
                                                                       4,746,338

SWITZERLAND - 8.61%
Adecco SA (a)                                               8,871        406,731
Compagnie Financiere Richemont AG, Series A                60,245      2,395,311
Credit Suisse Group AG                                     32,842      1,459,927
Givaudan AG                                                   710        456,625
Holcim, Ltd.                                               45,094      3,006,850
Nestle SA (a)                                               6,850      2,014,081
Novartis AG                                                94,219      4,798,663
Roche Holdings AG                                          15,040      2,097,899
Swiss Reinsurance Company AG                               28,321      1,867,560
Swisscom AG                                                 2,179        715,064
Synthes AG                                                  3,981        467,590
UBS AG                                                      6,764        577,223
                                                                    ------------
                                                                      20,263,524

TAIWAN - 0.31%
Taiwan Semiconductor
Manufacturing Company, Ltd., Sponsored ADR                 87,738        721,206

UNITED KINGDOM - 13.14%
Anglo American PLC                                         12,900        385,747
ARM Holdings PLC                                          239,600        498,140
AstraZeneca Group PLC                                      53,658      2,501,735
AstraZeneca PLC, SADR                                       5,000        235,500
Bradford & Bingley PLC                                     76,000        458,894
Brambles Industries, Ltd.                                  43,000        264,963
Cadbury Schweppes PLC                                      44,313        448,491
Carnival PLC                                                9,000        466,750
Diageo PLC                                                 29,637        427,384
Hanson PLC                                                 22,200        231,167
HBOS PLC                                                  175,700      2,653,393
HSBC Holdings PLC                                          65,000      1,054,652
Johnston Press PLC                                         30,600        269,094
Lloyds TSB Group PLC                                       92,400        763,511
Northern Rock                                              29,000        428,460
Pearson PLC                                               128,600      1,499,521
Reed Elsevier PLC                                         195,661      1,815,834
Rolls-Royce Group PLC *                                    72,400        478,471
Royal Bank of Scotland Group PLC                          120,902      3,442,039
Scottish & Southern Energy PLC                             32,000        582,628
Standard Chartered PLC                                     69,900      1,512,620
Tesco PLC                                                  76,800        420,580
Unilever PLC                                              223,948      2,345,823
Vodafone Group PLC                                      2,374,582   $  6,197,342
Wolseley PLC                                               34,600        734,043
Xstrata PLC                                                25,000        649,813
Yell Group PLC                                             19,500        165,012
                                                                    ------------
                                                                      30,931,607

UNITED STATES - 0.68%
Carnival Corp.                                              7,300        364,854
HON HAI Precision Industry Company, Ltd.,
   Reg. S, GDR                                             74,457        682,026
News Corp. (a)                                             35,498        554,018
                                                                    ------------
                                                                       1,600,898
                                                                    ------------
TOTAL COMMON STOCKS (Cost $189,535,278)                             $230,350,549
                                                                    ------------
RIGHTS - 0.02%
NORWAY - 0.02%
Norske Skogindustrier ASA, RTS
   (Expiration Date: 10/13/2005)                           22,500         39,457
                                                      -----------   ------------
TOTAL RIGHTS (Cost $0)                                              $     39,457
                                                                    ------------

CONVERTIBLE BONDS - 0.26%
SWITZERLAND - 0.26%
Credit Suisse Group Finance Guernsey, Ltd.
   6.00% due 12/23/2005 CHF                               507,000        617,525
                                                      -----------   ------------
TOTAL CONVERTIBLE BONDS (Cost $529,117)                             $    617,525
                                                                    ------------

SHORT TERM INVESTMENTS - 25.25%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $59,447,165   $ 59,447,165
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $59,447,165)                                               $ 59,447,165
                                                                    ------------
REPURCHASE AGREEMENTS - 1.47%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $3,468,506 on
   10/3/2005, collateralized by
   $2,785,000 U.S. Treasury Bonds,
   6.25% due 05/15/1930 (valued at
   $3,540,431, including interest) (c)                $ 3,468,000   $  3,468,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,468,000)                                                $  3,468,000
TOTAL INVESTMENTS (OVERSEAS EQUITY TRUST)
   (COST $252,979,560) - 124.83%                                    $293,922,696
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.83)%                     (58,461,206)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $235,461,490
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Banking                                   15.85%
Telecommunications Equipment & Services    7.53%
Pharmaceuticals                            5.27%
Insurance                                  5.12%
Financial Services                         4.24%

PACIFIC RIM TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 92.53%

AUSTRALIA - 12.71%
Australia and New Zealand Bank Group, Ltd.                  46,114   $   845,878
Australia Gas & Light Company, Ltd.                         26,220       296,992
Axa Asia Pacific Holdings, Ltd. (a)                        167,560       622,401
BHP Billiton, Ltd.                                         148,945     2,532,910
Coca-Cola Amatil, Ltd.                                      91,330       552,146
Commonwealth Bank of Australia, Ltd.                        34,750     1,020,147
CSL, Ltd.                                                   19,460       571,134
Macquarie Bank, Ltd.                                        18,160     1,045,834
National Australia Bank, Ltd.                               46,320     1,170,048
Orica, Ltd. (a)                                             35,440       568,823
Publishing & Broadcasting, Ltd. (a)                         48,290       608,245
Qantas Airways, Ltd., ADR (a)                              167,770       432,124
QBE Insurance Group, Ltd. (a)                               61,490       877,900
Rinker Group, Ltd.                                          60,590       767,802
Telstra Corp., Ltd. (a)                                    111,730       347,559
Transurban Group, Ltd. (a)                                  50,920       280,211
Westfield Group, Ltd., Stapled Security (a)                119,600     1,535,692
Westpac Banking Corp., Ltd.                                 41,680       672,162
Woodside Petroleum, Ltd.                                    31,300       861,213
Woolworths, Ltd. (a)                                        63,200       803,291
                                                                     -----------
                                                                      16,412,512

CAYMAN ISLANDS - 0.01%
Hopewell Highway Infrastructure, Ltd.                       17,500        12,408

CHINA - 0.62%
Beijing Datang Power Generation Company, Ltd.,
   Class H (a)                                              36,000        27,614
China Life Insurance Company, Ltd. *                        68,000        52,598
China Petroleum & Chemical Corp., Class H                  122,000        55,834
China Shipping Development Company, Ltd., Class H           48,000        39,912
China Telecom Corp., Ltd.                                  252,000        95,024
Huaneng Power International, Inc., Class H                  58,000        42,994
Jiangsu Expressway (a)                                      32,000        19,080
Lenovo Group, Ltd. (a)                                      30,000        14,503
PetroChina Company, Ltd., Class H                          474,000       397,192
Tsingtao Brewery Company, Ltd., Series H (a)                28,000        30,141
Zhejiang Expressway Company, Ltd., Class H                  40,000        28,104
                                                                     -----------
                                                                         802,996

HONG KONG - 5.39%
Anhui Expressway Company, Ltd. (a)                         136,000   $    79,335
Bank of East Asia, Ltd.                                     61,800       180,852
BOC Hong Kong Holdings, Ltd. (a)                           112,000       224,521
Cheung Kong Holdings, Ltd.                                  71,000       801,810
Cheung Kong Infrastructure Holdings, Ltd.                   17,000        56,762
China Mobile, Ltd.                                         165,000       809,371
China Resources Enterprises, Ltd.                           26,000        42,568
Citic Pacific, Ltd.                                         25,000        69,937
CLP Holdings, Ltd.                                          85,200       507,447
CNOOC, Ltd.                                                360,500       260,257
Cosco Pacific, Ltd.                                         96,000       186,878
Esprit Holdings, Ltd.                                       17,000       127,112
Hang Lung Group, Ltd.                                       20,000        38,546
Hang Lung Properties, Ltd.                                  23,000        36,471
Hang Seng Bank, Ltd. (a)                                    33,600       451,353
Henderson Land Development Company, Ltd.                    22,000       109,901
Hong Kong & China Gas Company, Ltd.                        103,700       213,898
Hong Kong Electric Holdings, Ltd.                           49,400       244,231
Hong Kong Exchange & Clearing, Ltd.                         34,000       116,592
Hutchison Whampoa, Ltd. (a)                                 84,000       869,569
Hysan Development Company, Ltd.                             10,000        25,074
Johnson Electronic Holdings, Ltd.                           45,500        43,700
Li & Fung, Ltd.                                             75,000       173,554
Lianhua Supermarket Holdings, Ltd.                          12,000        13,923
Sun Hung Kai Properties, Ltd.                               52,000       537,969
Swire Pacific, Ltd., Class A                                39,000       359,233
Techtronic Industries Company, Ltd. (a)                     27,000        68,745
Television Broadcasting Co., Ltd.                           10,000        60,011
Wharf Holdings, Ltd.                                        62,000       242,982
                                                                     -----------
                                                                       6,952,602

JAPAN - 56.52%
Amada Company, Ltd.                                        254,000     2,028,951
Aplix Corp. *                                                   25       225,076
Aplix Corp. *                                                   50       433,382
Asahi Glass Company, Ltd. (a)                              105,000     1,103,800
Bank of Yokohama, Ltd. *                                   110,000       839,843
Bridgestone Corp. (a)                                       48,000     1,029,525
Canon, Inc.                                                 23,000     1,244,450
Chiba Bank, Ltd. (a)                                       150,000     1,222,031
Credit Saison Company, Ltd.                                 38,000     1,670,330
Daiwa Securities Group, Inc.                               137,000     1,072,589
Fanuc, Ltd.                                                  6,800       550,986
Hirose Electric Company, Ltd. (a)                           10,000     1,167,748
Hitachi, Ltd. (a)                                           86,000       545,779
Honda Motor Company, Ltd. (a)                               30,900     1,750,986
Hosiden Corp.                                               56,000       588,199
Hoya Corp., New Shares                                      27,300       930,120
Hoya Corp. (a)                                               9,100       302,811

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Japan Medical Dynamic Marketing, Inc. (a)                   62,900   $   587,944
Japan Securities Finance Company, Ltd.                     126,000     1,330,120
JSR Corp. (a)                                               90,000     1,874,752
Keyence Corp.                                                5,900     1,486,262
Komatsu, Ltd. (a)                                           93,000     1,269,059
Kuraray Company, Ltd. (a)                                  130,000     1,154,332
Marui Company, Ltd. (a)                                    115,300     1,950,925
Matsushita Electric
   Industrial Company, Ltd. (a)                             81,000     1,374,844
Millea Holdings, Inc. (a)                                       75     1,204,819
Mitsubishi Corp. (a)                                       146,000     2,886,623
Mitsubishi Estate Company, Ltd. (a)                        149,000     2,049,005
Mitsui Sumitomo Insurance Company, Ltd.                    198,000     2,296,412
Mizuho Financial Group, Inc.                                   120       764,729
Mori Seiki Company (a)                                      53,000       718,081
Murata Manufacturing Company, Ltd. (a)                      15,000       838,078
Nippon Telegraph & Telephone Corp.                             110       541,771
NTT DoCoMo, Inc. (a)                                           780     1,390,706
Obayashi Corp. (a)                                         139,000       961,878
Orix Corp. (a)                                               9,700     1,755,152
Promise Company, Ltd. (a)                                   15,000     1,113,465
Rengo Company, Ltd. (a)                                    230,000     1,333,775
Sekisui Chemical Company, Ltd. (a)                         134,000       956,847
Sekisui House, Ltd.                                        129,000     1,583,821
SES Company, Ltd. * (a)                                    101,000       519,732
SFCG Company, Ltd. (a)                                       3,640       941,365
Shimadzu Corp. (a)                                         121,000       855,475
Sumitomo Bakelite Company, Ltd. (a)                        272,000     1,867,832
Sumitomo Electric Industries, Ltd.                          95,000     1,282,934
Sumitomo Mitsui Financial Group, Inc.                          310     2,927,755
Sumitomo Trust & Banking Company, Ltd.                     171,000     1,409,718
Taiyo Nippon Sanso Corp. (a)                               382,000     2,390,556
Takashimaya Company, Ltd. (a)                              102,000     1,301,840
Takeda Pharmaceutical Company, Ltd.                         32,042     1,911,858
TDK Corp. (a)                                               11,000       785,472
THK Company, Ltd. (a)                                       58,000     1,448,784
Tokyo Electron, Ltd. (a)                                    18,300       973,997
Tokyo Seimitsu Company, Ltd. (a)                            16,800       760,704
TonenGeneral Sekiyu K.K. (a)                               133,000     1,549,583
Toyota Industries Corp. (a)                                 23,000       765,347
Toyota Motor Corp.                                          51,000     2,340,792
TV Asahi Corp.                                                 315       803,522
                                                                     -----------
                                                                      72,967,272

MALAYSIA - 2.86%
British American Tobacco Malaysia Berhad                    19,000       191,563
Commerce Asset Holdings                                    235,000       349,164
Genting Berhad                                              69,000       391,775
Malayan Bank Berhad                                        235,500       724,808
Maxis Communications Berhard                               212,000   $   531,547
Public Bank Berhad                                         199,500       367,876
Resorts World Berhad                                       133,000       388,166
Sime Darby Berhard                                         222,000       365,190
Tanjong PLC *                                               98,000       377,023
                                                                     -----------
                                                                       3,687,112

SINGAPORE - 2.60%
CapitaLand, Ltd. (a)                                        47,000        87,313
City Developments, Ltd.                                     32,600       179,370
DBS Group Holdings, Ltd.                                    66,000       616,950
Keppel Corp., Ltd. (a)                                      30,000       225,410
Oversea-Chinese Banking Corp., Ltd.                        146,400       541,340
Singapore Airlines, Ltd.                                    35,800       245,691
Singapore Exchange, Ltd.                                   108,000       161,018
Singapore Press Holdings, Ltd.                              82,800       226,319
Singapore Technologies Engineering, Ltd.                    47,000        70,629
Singapore Telecommunications, Ltd. (a)                     278,230       403,292
United Overseas Bank, Ltd.                                  63,208       527,279
United Overseas Land, Ltd. (a)                               5,620         7,780
Venture Corp., Ltd. (a)                                      8,000        68,629
                                                                     -----------
                                                                       3,361,020

SOUTH KOREA - 6.59%
Cheil Industries, Inc.                                       8,000       171,894
Hana Bank                                                    5,000       184,652
Hyundai Mobis                                                6,500       534,341
Hyundai Motor Company                                        6,500       508,153
Kia Motors Corp.                                            11,500       215,108
Kookmin Bank                                                 9,954       587,214
Korea Electric Power Corp.                                  13,400       457,592
KT & G Corp.                                                32,000     1,387,434
LG Electronics, Inc.                                         1,700       113,986
Posco, Ltd.                                                  2,800       628,489
Samsung Electronics Company                                  3,830     2,160,230
Samsung Fire & Marine Insurance Company, Ltd.                2,600       269,353
Shinhan Financial Group Company, Ltd.                       14,500       504,892
Shinsegae Company, Ltd.                                      1,000       371,223
SK Telecom Company, Ltd.                                     1,200       233,094
The Hancook Tire Company, Ltd.                              14,000       185,324
                                                                     -----------
                                                                       8,512,979

TAIWAN - 3.19%
Acer Sertek, Inc.                                           86,137       171,311
Advanced Semiconductor Engineering, Inc.                   205,090       138,435
Asustek Computer, Inc.                                      69,437       186,223
AU Optronics, Corp.                                         98,860       128,097
Cathay Financial Holdings Company, Ltd.                    111,051       207,140
China Development Financial Holdings Corp. *               182,981        66,167
China Steel Corp.                                          228,046       203,407
Chinatrust Finance Holding Company, Ltd.                   240,507       207,274

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Chunghwa Telecom Company, Ltd. *                          50,000   $     87,388
Compal Electronics, Inc.                                  92,745         91,528
Evergreen Marine Corp.                                    46,355         29,962
Far Eastern Textile, Ltd.                                 93,421         56,443
Formosa Chemicals & Fibre Corp.                           83,333        125,807
Formosa Plastic Corp.                                    167,248        244,934
Fubon Group Company, Ltd.                                 74,745         68,471
Giant Manufacturing Company, Ltd.                         27,000         45,399
Greatek Electronic, Inc.                                  24,458         25,648
Hon Hai Precision Industry Company, Ltd.                  64,478        300,187
MediaTek, Inc.                                            14,303        134,903
Mega Financial Holding Company, Ltd.                     180,000        113,905
Novatek Microelectronics Corp., Ltd.                       3,700         16,167
President Chain Store Corp.                               75,946        141,889
Quanta Computer, Inc.                                     60,068         98,468
SinoPac Holdings Company                                 233,205        108,572
Taishin Financial Holdings Company, Ltd.                 101,138         59,277
Taiwan Cellular, Corp.                                   125,000        119,028
Taiwan Hon Chuan Enterprise Company, Ltd.                 61,800         32,589
Taiwan Semiconductor
   Manufacturing Company, Ltd.                           368,225        591,415
Unimicron Technology Corp.                                63,505         46,980
United Microelectronics Corp.                            342,035        219,534
Yuan Ta Core Pacific Securities Company                   88,303         56,411
                                                                   ------------
                                                                      4,122,959

THAILAND - 0.89%
Advanced Info Service Company, Ltd.                       47,000        120,234
Bangkok Bank Public Co., Ltd., Alien MKT REG              41,500        115,264
Kasikornbank, Public Co., Ltd., Alien Mkt REG             73,000        119,162
PTT Exploration & Production, Public Co.,
   Ltd.                                                   24,200        275,931
PTT Public Co., Ltd.                                      57,000        338,848
Siam Cement, Public Co., Ltd., Alien Mkt REG              19,500        120,672
Siam Commercial Bank PLC                                  48,000         60,227
                                                                   ------------
                                                                      1,150,338

UNITED KINGDOM - 0.33%
HSBC Holdings PLC                                         26,400        429,849

UNITED STATES - 0.82%
iShares MSCI Taiwan Index Fund (a)                        90,000      1,053,900
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $91,640,394)                             $119,465,947
                                                                   ------------

WARRANTS - 0.00%

SINGAPORE - 0.00%
City Developments, Ltd.
   (Expiration date 05/10/2006; Strike
   price 2.50 SGD)                                         1,860          7,483
                                                     -----------   ------------
TOTAL WARRANTS (Cost $0)                                           $      7,483
                                                                   ------------
SHORT TERM INVESTMENTS - 24.99%
State Street Navigator Securities
   Lending Prime Portfolio (c)                       $32,259,063   $ 32,259,063
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $32,259,063)                                              $ 32,259,063
                                                                   ------------

REPURCHASE AGREEMENTS - 6.52%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $8,416,174 on
   10/03/2005, collateralized by
   $6,220,000 U.S. Treasury Bonds,
   8.125% due 08/15/2019 (valued at
   $8,587,488, including interest) (c)               $ 8,414,000   $  8,414,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,414,000)                                               $  8,414,000
                                                                   ------------
TOTAL INVESTMENTS (PACIFIC RIM TRUST)
   (COST $132,313,457) - 124.04%                                   $160,146,493
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.04)%                    (31,041,529)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $129,104,964
                                                                   ============

The Trust had the following five top industry concentrations as of September 30, 2005 (as a percentage of total net assets):

Banking                12.00%
Chemicals               7.11%
Financial Services      6.71%
Electrical Equipment    5.48%
Industrial Machinery    4.69%

QUANTITATIVE ALL CAP TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.23%

ADVERTISING - 0.46%
Ventiv Health, Inc. * (a)                                   54,900   $ 1,438,929

AEROSPACE - 0.46%
Innovative Solutions & Support, Inc. *                      93,500     1,452,055

APPAREL & TEXTILES - 1.24%
Phillips Van Heusen Corp.                                   78,500     2,435,070
Quiksilver, Inc. * (a)                                     100,300     1,449,335
                                                                     -----------
                                                                       3,884,405

AUTOMOBILES - 0.29%
Rush Enterprises, Inc. * (a)                                60,100       918,328

BANKING - 5.86%
Bank of America Corp.                                      264,300    11,127,030
Digital Insight Corp. *                                     44,800     1,167,488
Doral Financial Corp. (a)                                  120,700     1,577,549
US Bancorp                                                 162,100     4,551,768
                                                                     -----------
                                                                      18,423,835

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 0.74%
Progress Software Corp. *                                   72,900   $ 2,316,033

BUSINESS SERVICES - 5.20%
Bright Horizons Family Solutions, Inc. *                    27,300     1,048,320
Cadence Design Systems, Inc. *                             243,700     3,938,192
Computer Sciences Corp. *                                   43,400     2,053,254
Informatica Corp. * (a)                                     54,500       655,090
Pitney Bowes, Inc.                                          50,800     2,120,392
R.H. Donnelley Corp. *                                      77,200     4,883,672
Service Master Company                                      56,600       766,364
West Corp. *                                                23,700       886,143
                                                                     -----------
                                                                      16,351,427

CELLULAR COMMUNICATIONS - 0.77%
China Mobile Hong Kong, Ltd., Sponsored
   ADR (a)                                                  98,300     2,422,112

CHEMICALS - 0.70%
Eastman Chemical Company                                    30,200     1,418,494
Georgia Gulf Corp.                                          32,300       777,784
                                                                     -----------
                                                                       2,196,278

COMPUTERS & BUSINESS EQUIPMENT - 1.90%
Cognizant Technology Solutions Corp.,
   Class A *                                                76,300     3,554,817
EMC Corp. *                                                117,000     1,513,980
GTECH Holdings Corp.                                        28,700       920,122
                                                                     -----------
                                                                       5,988,919

CONSTRUCTION MATERIALS - 1.15%
USG Corp. *                                                 52,400     3,600,928

COSMETICS & TOILETRIES - 1.86%
Chattem, Inc. * (a)                                         40,600     1,441,300
Colgate-Palmolive Company                                   83,800     4,423,802
                                                                     -----------
                                                                       5,865,102

CRUDE PETROLEUM & NATURAL GAS - 1.44%
Harvest Natural Resources, Inc. * (a)                       93,400     1,002,182
Patterson-UTI Energy, Inc.                                  71,800     2,590,544
Pogo Producing Company                                      15,900       937,146
                                                                     -----------
                                                                       4,529,872

DOMESTIC OIL - 1.19%
Houston Exploration Company *                               23,100     1,553,475
Maverick Tube Corp. * (a)                                   72,700     2,181,000
                                                                     -----------
                                                                       3,734,475

ELECTRICAL EQUIPMENT - 2.34%
General Electric Company                                   189,600     6,383,832
Wesco International, Inc. * (a)                             29,100       985,617
                                                                     -----------
                                                                       7,369,449

ELECTRICAL UTILITIES - 2.75%
TXU Corp.                                                   76,500     8,635,320

ELECTRONICS - 2.34%
Checkpoint Systems, Inc. *                                 110,800     2,628,176
Imation Corp.                                              76,000    $ 3,258,120
Thomas & Betts Corp. *                                      42,600     1,465,866
                                                                     -----------
                                                                       7,352,162

ENERGY - 1.14%
Energen Corp.                                               56,200     2,431,212
Sempra Energy                                               24,200     1,138,852
                                                                     -----------
                                                                       3,570,064

FINANCIAL SERVICES - 9.28%
Accredited Home Lenders Holding Company *                   34,600     1,216,536
Barclays PLC-Sponsored ADR (a)                              54,300     2,214,354
Bear Stearns Companies, Inc.                                49,600     5,443,600
Citigroup, Inc.                                             95,600     4,351,712
Countrywide Financial Corp.                                166,800     5,501,064
Federal National Mortgage Association                      146,400     6,561,648
Washington Mutual, Inc.                                     99,500     3,902,390
                                                                     -----------
                                                                      29,191,304

FOOD & BEVERAGES - 3.36%
Constellation Brands, Inc., Class A *                       71,300     1,853,800
Domino's Pizza, Inc. (a)                                    94,700     2,208,404
Hershey Foods Corp.                                         16,400       923,484
PepsiCo, Inc.                                               48,000     2,722,080
Pilgrims Pride Corp. (a)                                    78,800     2,868,320
                                                                     -----------
                                                                      10,576,088

GAS & PIPELINE UTILITIES - 0.85%
Eni SPA-Sponsored ADR (a)                                   11,700     1,732,770
South Jersey Industries, Inc. (a)                           32,100       935,394
                                                                     -----------
                                                                       2,668,164

HEALTHCARE PRODUCTS - 4.65%
Johnson & Johnson                                          158,600    10,036,208
Respironics, Inc. *                                         23,100       974,358
Stryker Corp.                                               40,400     1,996,972
Varian Medical Systems, Inc. *                              40,700     1,608,057
                                                                     -----------
                                                                      14,615,595

HEALTHCARE SERVICES - 5.49%
Cerner Corp. * (a)                                          53,900     4,685,527
Covance, Inc. *                                             85,400     4,098,346
Coventry Health Care, Inc. *                                19,800     1,703,196
UnitedHealth Group, Inc.                                   120,900     6,794,580
                                                                     -----------
                                                                      17,281,649

HOMEBUILDERS - 1.72%
Beazer Homes USA, Inc. (a)                                  57,500     3,373,525
M.D.C. Holdings, Inc.                                       26,000     2,051,140
                                                                     -----------
                                                                       5,424,665

INDUSTRIAL MACHINERY - 3.64%
Caterpillar, Inc.                                          121,100     7,114,625
Cummins, Inc.                                               49,100     4,320,309
                                                                     -----------
                                                                      11,434,934

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

INSURANCE - 4.54%
Aegon                                                      89,700   $  1,336,530
Axis Capital Holdings, Ltd.                                80,900      2,306,459
Endurance Specialty Holdings, Ltd.                        139,400      4,754,934
Fremont General Corp. (a)                                  82,200      1,794,426
ING Groep NV                                               84,700      2,523,213
Platinum Underwriters Holdings, Ltd.                       52,500      1,569,225
                                                                    ------------
                                                                      14,284,787

INTERNATIONAL OIL - 2.32%
Anadarko Petroleum Corp.                                    9,600        919,200
Kerr-McGee Corp.                                           65,700      6,380,127
                                                                    ------------
                                                                       7,299,327

INTERNET SERVICE PROVIDER - 0.70%
Google, Inc., Class A *                                     4,400      1,392,424
United Online, Inc.                                        58,100        804,685
                                                                    ------------
                                                                       2,197,109

INTERNET SOFTWARE - 0.32%
Check Point Software Technologies, Ltd. *                  42,000      1,021,440
LEISURE TIME - 0.79%
Bluegreen Corp. *                                          93,300      1,646,745
Monarch Casino & Resort, Inc. *                            50,000        849,500
                                                                    ------------
                                                                       2,496,245

METAL & METAL PRODUCTS - 0.84%
Gerdau SA, ADR (a)                                         63,500        948,055
Southern Peru Copper Corp. (a)                             30,300      1,695,588
                                                                    ------------
                                                                       2,643,643

OFFICE FURNISHINGS & SUPPLIES - 0.29%
Herman Miller, Inc.                                        30,600        927,180

PETROLEUM SERVICES - 2.48%
ENSCO International, Inc.                                  17,200        801,348
Exxon Mobil Corp.                                          89,200      5,667,768
Repsol YPF SA,- Sponsored ADR (a)                          41,500      1,340,865
                                                                    ------------
                                                                       7,809,981

PHARMACEUTICALS - 2.52%
Caremark Rx, Inc. *                                        40,000      1,997,200
Forest Laboratories, Inc. *                                28,300      1,102,851
Pfizer, Inc.                                              193,700      4,836,689
                                                                    ------------
                                                                       7,936,740

PUBLISHING - 1.67%
Gannett Company, Inc.                                      76,200      5,244,846

RAILROADS & EQUIPMENT - 0.31%
Burlington Northern Santa Fe Corp.                         16,300        974,740

REAL ESTATE - 1.89%
American Home Mortgage Investment Corp., REIT             129,700      3,929,910
Felcor Lodging Trust, Inc., REIT * (a)                     73,700      1,116,555
Housevalues, Inc. * (a)                                    63,000        900,900
                                                                    ------------
                                                                       5,947,365

RETAIL TRADE - 8.30%
Charming Shoppes, Inc. * (a)                              243,600   $  2,599,212
CVS Corp.                                                 296,900      8,613,069
Home Depot, Inc.                                           96,400      3,676,696
Staples, Inc.                                             308,700      6,581,484
Target Corp.                                               57,100      2,965,203
The Yankee Candle, Inc.                                    68,300      1,673,350
                                                                    ------------
                                                                      26,109,014

SEMICONDUCTORS - 3.94%
Marvell Technology Group, Ltd. *                          104,200      4,804,662
Microsemi Corp. *                                          46,500      1,187,610
National Semiconductor Corp.                              130,800      3,440,040
ON Semiconductor Corp. * (a)                              332,100      1,716,957
Taiwan Semiconductor
   Manufacturing Company, Ltd., Sponsored
   ADR                                                    152,000      1,249,440
                                                                    ------------
                                                                      12,398,709

SOFTWARE - 2.67%
Captiva Software Corp. *                                   48,500        871,060
Microsoft Corp.                                           169,700      4,366,381
Oracle Corp. *                                            128,100      1,587,159
Secure Computing Corp. * (a)                              139,200      1,579,920
                                                                    ------------
                                                                       8,404,520

STEEL - 0.74%
Posco-Sponsored ADR (a)                                    22,700      1,283,912
United States Steel Corp.                                  24,500      1,037,575
                                                                    ------------
                                                                       2,321,487

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.24%
Finisar Corp. *                                           561,200        768,844

TELEPHONE - 2.27%
AT&T Corp.                                                 83,000      1,643,400
CenturyTel, Inc.                                           74,800      2,616,504
Harris Corp.                                               69,100      2,888,380
                                                                    ------------
                                                                       7,148,284

TOBACCO - 0.61%
Altria Group, Inc.                                         26,100      1,923,831

TRANSPORTATION - 0.58%
Yellow Roadway Corp. *                                     43,800      1,814,196

TRUCKING & FREIGHT - 0.39%
Ryder Systems, Inc.                                        35,500      1,214,810
                                                       ----------   ------------
TOTAL COMMON STOCKS (Cost $293,752,265)                             $312,129,190
                                                                    ------------
SHORT TERM INVESTMENTS - 12.33%
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                            $6,600,000   $  6,598,607

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SHORT TERM INVESTMENTS (CONTINUED)
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $32,167,170   $ 32,167,170
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $38,765,777)                                               $ 38,765,777
                                                                    ------------

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $12,003 on
   10/03/2005, collateralized by
   $10,000 U.S. Treasury Bonds, 7.125%
   due 02/15/2023 (valued at $13,119,
   including interest) (c)                            $    12,000   $     12,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,000)                                                   $     12,000
                                                                    ------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP TRUST)
   (COST $332,530,042) - 111.56%                                    $350,906,967
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.56)%                     (36,366,834)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $314,540,133
                                                                    ============

QUANTITATIVE MID CAP TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.75%

ADVERTISING - 1.32%
Getty Images, Inc. *                                         24,600   $2,116,584

APPAREL & TEXTILES - 2.77%
Carter's, Inc. *                                             22,800    1,295,040
Coach, Inc. *                                               100,200    3,142,272
                                                                      ----------
                                                                       4,437,312

BANKING - 5.26%
Associated Banc-Corp                                        104,500    3,185,160
Corus Bankshares, Inc.                                        7,100      389,293
Sovereign Bancorp, Inc.                                      76,600    1,688,264
Zions BanCorp                                                44,200    3,147,482
                                                                      ----------
                                                                       8,410,199

BIOTECHNOLOGY - 1.48%
Invitrogen Corp. *                                           18,100    1,361,663
Progress Software Corp. *                                    31,700    1,007,109
                                                                      ----------
                                                                       2,368,772

BUSINESS SERVICES - 6.53%
Alliance Data Systems Corp. *                                39,100    1,530,765
Bright Horizons Family Solutions, Inc. *                     33,600    1,290,240
Corporate Executive Board Company                            41,600    3,243,968
Global Payments, Inc.                                        46,800    3,637,296
SRA International, Inc., Class A *                           21,100      748,628
                                                                      ----------
                                                                      10,450,897

CELLULAR COMMUNICATIONS - 0.73%
Nextel Partners, Inc., Class A *                             46,600    1,169,660

CHEMICALS - 1.85%
Airgas, Inc.                                                100,100   $2,965,963

COMPUTERS & BUSINESS EQUIPMENT - 1.60%
Cognizant Technology Solutions Corp.,
   Class A *                                                 55,100    2,567,109

CONSTRUCTION MATERIALS - 0.85%
Sherwin-Williams Company                                     30,900    1,361,763

CONTAINERS & GLASS - 1.15%
Silgan Holdings, Inc.                                        55,200    1,835,952

CRUDE PETROLEUM & NATURAL GAS - 6.04%
Chesapeake Energy Corp.                                      82,500    3,155,625
Helmerich & Payne, Inc.                                      18,300    1,105,137
Patterson-UTI Energy, Inc.                                   60,800    2,193,664
XTO Energy, Inc.                                             70,933    3,214,684
                                                                      ----------
                                                                       9,669,110

DRUGS & HEALTH CARE - 1.21%
Mentor Corp.                                                 35,200    1,936,352

ELECTRICAL EQUIPMENT - 2.41%
AMETEK, Inc.                                                 89,600    3,850,112

ELECTRICAL UTILITIES - 1.32%
Constellation Energy Group, Inc.                             34,300    2,112,880

ELECTRONICS - 2.63%
Amphenol Corp., Class A                                      39,500    1,593,430
Jabil Circuit, Inc. *                                        35,200    1,088,384
L-3 Communications Holdings, Inc.                            19,300    1,526,051
                                                                      ----------
                                                                       4,207,865

FINANCIAL SERVICES - 3.73%
Affiliated Managers Group, Inc. *                            39,100    2,831,622
Alliance Capital Management Holding, LP                      27,200    1,301,520
Americredit Corp. *                                          42,700    1,019,249
CIT Group, Inc.                                              17,900      808,722
                                                                      ----------
                                                                       5,961,113

FOOD & BEVERAGES - 4.10%
Constellation Brands, Inc., Class A *                       125,200    3,255,200
Hormel Foods Corp.                                           38,800    1,280,012
PepsiAmericas, Inc.                                          88,800    2,018,424
                                                                      ----------
                                                                       6,553,636

GAS & PIPELINE UTILITIES - 4.11%
Magellan Midstream Partners LP                               45,900    1,572,993
Questar Corp.                                                56,700    4,996,404
                                                                      ----------
                                                                       6,569,397

HEALTHCARE PRODUCTS - 2.09%
Dade Behring Holdings, Inc.                                  69,300    2,540,538
Ventana Medical Systems, Inc. *                              21,000      799,470
                                                                      ----------
                                                                       3,340,008

HEALTHCARE SERVICES - 3.14%
Express Scripts, Inc. *                                      17,200    1,069,840
Humana, Inc. *                                               41,900    2,006,172

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Sierra Health Services, Inc. *                             16,250   $  1,119,137
United Surgical Partners International,
   Inc. *                                                  21,100        825,221
                                                                    ------------
                                                                       5,020,370

HOMEBUILDERS - 0.72%
Toll Brothers, Inc. *                                      25,700      1,148,019

HOTELS & RESTAURANTS - 2.25%
Hilton Hotels Corp.                                        90,000      2,008,800
Sonic Corp. *                                              58,400      1,597,240
                                                                    ------------
                                                                       3,606,040

HOUSEHOLD APPLIANCES - 1.05%
Black & Decker Corp.                                       20,400      1,674,636

HOUSEHOLD PRODUCTS - 0.73%
Church & Dwight, Inc.                                      31,500      1,163,610

INDUSTRIAL MACHINERY - 2.26%
IDEX Corp.                                                 85,100      3,621,005

INDUSTRIALS - 1.50%
Harsco Corp.                                               36,500      2,393,305

INSURANCE - 3.57%
Endurance Specialty Holdings, Ltd.                         62,800      2,142,108
PMI Group, Inc.                                            42,600      1,698,462
W.R. Berkley Corp.                                         47,350      1,869,378
                                                                    ------------
                                                                       5,709,948

INTERNET SOFTWARE - 1.32%
F5 Networks, Inc. *                                        22,300        969,381
McAfee, Inc. *                                             36,200      1,137,404
                                                                    ------------
                                                                       2,106,785

LEISURE TIME - 5.11%
International Speedway Corp., Class A                      32,900      1,726,263
Penn National Gaming, Inc. *                               42,000      1,306,620
Scientific Games Corp., Class A *                          88,500      2,743,500
SCP Pool Corp.                                             68,850      2,404,931
                                                                    ------------
                                                                       8,181,314

MEDICAL-HOSPITALS - 2.19%
Community Health Systems, Inc. *                           49,300      1,913,333
Lifepoint Hospitals, Inc. *                                36,500      1,596,145
                                                                    ------------
                                                                       3,509,478

PETROLEUM SERVICES - 2.33%
Cal Dive International, Inc. *                             25,400      1,610,614
Valero Energy Corp.                                        18,700      2,114,222
                                                                    ------------
                                                                       3,724,836

PHARMACEUTICALS - 2.06%
Celgene Corp. *                                            43,700      2,373,784
United Therapeutics Corp. *                                13,100        914,380
                                                                    ------------
                                                                       3,288,164

POLLUTION CONTROL - 2.19%
Republic Services, Inc.                                    99,400      3,507,826

RETAIL GROCERY - 0.48%
7 Eleven, Inc. *                                           21,700   $    772,737

RETAIL TRADE - 6.40%
Chico's FAS, Inc. *                                       111,400      4,099,520
Michael's Stores, Inc.                                     65,000      2,148,900
Urban Outfitters, Inc. *                                  135,600      3,986,640
                                                                    ------------
                                                                      10,235,060

SANITARY SERVICES - 2.84%
Aqua America, Inc.                                        119,275      4,534,835

SEMICONDUCTORS - 2.27%
Marvell Technology Group, Ltd. *                           57,200      2,637,492
Microsemi Corp. *                                          38,600        985,844
                                                                    ------------
                                                                       3,623,336

SOFTWARE - 0.75%
Activision, Inc. *                                         58,400      1,194,280

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.06%
Amdocs, Ltd. *                                             52,200      1,447,506
Comverse Technology, Inc. *                                70,500      1,852,035
                                                                    ------------
                                                                       3,299,541

TELEPHONE - 1.05%
Harris Corp.                                               40,000      1,672,000

TRUCKING & FREIGHT - 1.30%
J.B. Hunt Transport Services, Inc.                        109,100      2,073,991
                                                       ----------   ------------
TOTAL COMMON STOCKS (Cost $126,315,591)                             $157,945,800
                                                                    ------------

SHORT TERM INVESTMENTS - 1.94%
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                            $3,100,000   $  3,099,346
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $3,099,346)                                                $  3,099,346
                                                                    ------------

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $50,013 on
   10/3/2005, collateralized by $40,000
   U.S. Treasury Bonds, 7.125% due
   02/15/2023 (valued at $52,475,
   including interest) (c)                             $   50,000   $     50,000
                                                       ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $50,000)                                                   $     50,000
                                                                    ------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP TRUST)
   (COST $129,464,937) - 100.72%                                    $161,095,146
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.72)%                       (1,145,350)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $159,949,796
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.13%

AEROSPACE - 1.50%
Northrop Grumman Corp.                                     130,300   $ 7,081,805

APPAREL & TEXTILES - 0.40%
Coach, Inc. *                                               59,500     1,865,920

BANKING - 11.20%
Bank of America Corp.                                      422,400    17,783,040
KeyCorp                                                    201,300     6,491,925
North Fork Bancorporation, Inc.                            263,300     6,714,150
US Bancorp                                                 297,600     8,356,608
Wachovia Corp.                                             284,200    13,525,078
                                                                     -----------
                                                                      52,870,801

BROADCASTING - 0.39%
News Corp.                                                 117,800     1,836,502

BUSINESS SERVICES - 3.59%
Cadence Design Systems, Inc. *                             201,700     3,259,472
Cendant Corp.                                              321,100     6,627,504
Computer Sciences Corp. *                                   71,600     3,387,396
Service Master Company                                     271,700     3,678,818
                                                                     -----------
                                                                      16,953,190

CELLULAR COMMUNICATIONS - 0.63%
Vodafone Group PLC-Sponsored ADR                           114,500     2,973,565

CHEMICALS - 0.60%
Chemtura Corp.                                             227,000     2,819,340

COMPUTERS & BUSINESS EQUIPMENT - 2.22%
Cognizant Technology Solutions Corp., Class A *             90,800     4,230,372
Dell, Inc. *                                                97,400     3,331,080
GTECH Holdings Corp.                                        91,300     2,927,078
                                                                     -----------
                                                                      10,488,530

CRUDE PETROLEUM & NATURAL GAS - 4.78%
ChevronTexaco Corp.                                        189,400    12,259,862
Patterson-UTI Energy, Inc.                                 145,700     5,256,856
Pogo Producing Company                                      85,600     5,045,264
                                                                     -----------
                                                                      22,561,982

DRUGS & HEALTH CARE - 0.58%
Wyeth                                                       59,500     2,753,065

ELECTRICAL EQUIPMENT - 0.67%
General Electric Company                                    93,400     3,144,778

ELECTRICAL UTILITIES - 2.57%
TXU Corp.                                                  107,600    12,145,888

ENERGY - 2.54%
Energen Corp.                                              136,200     5,892,012
Sempra Energy                                              129,300     6,084,858
                                                                     -----------
                                                                      11,976,870

FINANCIAL SERVICES - 13.39%
Bear Stearns Companies, Inc.                                93,500    10,261,625
Citigroup, Inc.                                            299,400    13,628,688
Countrywide Financial Corp.                                258,000     8,508,840
Federal National Mortgage Association                      221,700   $ 9,936,594
JPMorgan Chase & Company                                   130,400     4,424,472
Lehman Brothers Holdings, Inc.                              51,200     5,963,776
The Goldman Sachs Group, Inc.                               43,400     5,276,572
Washington Mutual, Inc.                                    133,000     5,216,260
                                                                     -----------
                                                                      63,216,827

FOOD & BEVERAGES - 3.57%
Constellation Brands, Inc., Class A *                      251,600     6,541,600
Hershey Foods Corp.                                        100,800     5,676,048
PepsiCo, Inc.                                               81,800     4,638,878
                                                                     -----------
                                                                      16,856,526

GAS & PIPELINE UTILITIES - 1.45%
UGI Corp.                                                  243,900     6,865,785

HEALTHCARE PRODUCTS - 1.90%
Johnson & Johnson                                           59,900     3,790,472
Stryker Corp.                                               44,100     2,179,863
Varian Medical Systems, Inc. *                              75,500     2,983,005
                                                                     -----------
                                                                       8,953,340

HOMEBUILDERS - 1.04%
KB Home                                                     67,200     4,919,040

INDUSTRIAL MACHINERY - 1.63%
Ingersoll-Rand Company, Class A                            201,200     7,691,876

INSURANCE - 7.61%
Axis Capital Holdings, Ltd.                                299,700     8,544,447
Endurance Specialty Holdings, Ltd.                         197,500     6,736,725
Genworth Financial, Inc.                                   100,000     3,224,000
RenaissanceRe Holdings, Ltd.                               205,800     8,999,634
XL Capital, Ltd., Class A                                  124,000     8,435,720
                                                                     -----------
                                                                      35,940,526

INTERNATIONAL OIL - 4.76%
Anadarko Petroleum Corp.                                    44,600     4,270,450
ConocoPhillips                                             115,200     8,053,632
Kerr-McGee Corp.                                            63,900     6,205,329
Nabors Industries, Ltd. *                                   55,200     3,965,016
                                                                     -----------
                                                                      22,494,427

INTERNET SERVICE PROVIDER - 0.42%
Google, Inc., Class A *                                      6,300     1,993,698

INTERNET SOFTWARE - 0.97%
Check Point Software Technologies, Ltd. *                  187,700     4,564,864

LEISURE TIME - 1.68%
International Speedway Corp., Class A                       55,900     2,933,073
Walt Disney Company                                        207,700     5,011,801
                                                                     -----------
                                                                       7,944,874

MEDICAL-HOSPITALS - 0.82%
Health Management Associates, Inc., Class A                165,200     3,877,244

METAL & METAL PRODUCTS - 0.77%
Southern Peru Copper Corp.                                  65,200     3,648,592

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

MINING - 1.32%
Alliance Resource Partners, LP                             91,600   $  4,208,104
Phelps Dodge Corp.                                         15,600      2,026,908
                                                                    ------------
                                                                       6,235,012

PETROLEUM SERVICES - 4.48%
Exxon Mobil Corp.                                         332,700     21,139,758

PHARMACEUTICALS - 2.42%
Caremark Rx, Inc. *                                       104,800      5,232,664
Pfizer, Inc.                                              248,600      6,207,542
                                                                    ------------
                                                                      11,440,206

PUBLISHING - 0.78%
Gannett Company, Inc.                                      53,300      3,668,639

RAILROADS & EQUIPMENT - 1.24%
Burlington Northern Santa Fe Corp.                         97,600      5,836,480

REAL ESTATE - 3.14%
American Home Mortgage Investment Corp., REIT             172,500      5,226,750
Hospitality Properties Trust, REIT                         98,200      4,208,852
Simon Property Group, Inc., REIT                           72,900      5,403,348
                                                                    ------------
                                                                      14,838,950

RETAIL TRADE - 4.43%
Bed Bath & Beyond, Inc. *                                 123,100      4,946,158
CVS Corp.                                                 373,300     10,829,433
Staples, Inc.                                             242,200      5,163,704
                                                                    ------------
                                                                      20,939,295

SEMICONDUCTORS - 2.34%
Marvell Technology Group, Ltd. *                          112,900      5,205,819
PMC-Sierra, Inc. *                                        263,600      2,322,316
Taiwan Semiconductor
   Manufacturing Company, Ltd., Sponsored ADR             430,800      3,541,176
                                                                    ------------
                                                                      11,069,311

STEEL - 0.40%
United States Steel Corp.                                  44,300      1,876,105

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.98%
SBC Communications, Inc.                                  192,500      4,614,225

TELEPHONE - 3.80%
AT&T Corp.                                                188,800      3,738,240
BellSouth Corp.                                           177,400      4,665,620
CenturyTel, Inc.                                          272,800      9,542,544
                                                                    ------------
                                                                      17,946,404

TOBACCO - 1.09%
Altria Group, Inc.                                         70,100      5,167,071

TRUCKING & FREIGHT - 1.03%
Ryder Systems, Inc.                                       142,800      4,886,616
                                                       ----------   ------------
TOTAL COMMON STOCKS (Cost $442,457,099)                             $468,097,927
                                                                    ------------

SHORT TERM INVESTMENTS - 1.12%
Federal Home Loan Bank Discount Notes
   zero coupon due 10/26/2005                          $5,300,000   $  5,286,640
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,286,640)                                                   $  5,286,640
                                                                    ------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $57,015 on
   10/03/2005, collateralized by
   $45,000 U.S. Treasury Bonds, 7.125%
   due 02/15/2023 (valued at $59,034,
   including interest) (c)                             $   57,000   $     57,000
                                                       ----------   ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $57,000)                                                      $     57,000
                                                                    ------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE TRUST)
   (COST $447,800,739) - 100.26%                                    $473,441,567
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.26)%                       (1,222,254)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $472,219,313
                                                                    ============

REAL ESTATE SECURITIES TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS - 98.49%

HOTELS & RESTAURANTS - 8.34%
Hilton Hotels Corp.                                     1,466,508   $ 32,732,459
La Quinta Corp. *                                       2,841,900     24,696,111
Starwood Hotels & Resorts Worldwide, Inc.               1,085,085     62,034,309
                                                                    ------------
                                                                     119,462,879

REAL ESTATE - 90.15%
American Land Lease, Inc., REIT                           112,400      2,669,500
Amli Residential Properties Trust, REIT                   128,325      4,115,383
Apartment Investment & Management
   Company, Class A, REIT                                 922,375     35,769,702
Archstone-Smith Trust, REIT                             1,411,947     56,294,327
Arden Realty, Inc., REIT                                  670,500     27,604,485
Avalon Bay Communities, Inc., REIT                        724,883     62,122,473
BioMed Realty Trust, Inc., REIT                           426,400     10,574,720
Boston Properties, Inc., REIT                             885,550     62,785,495
Brandywine Realty Trust, REIT                             528,260     16,423,603
Camden Property Trust, REIT                               300,800     16,769,600
Capital Automotive REIT                                   163,100      6,313,601
CarrAmerica Realty Corp., REIT                            427,400     15,365,030
Corporate Office Properties Trust, REIT                   282,800      9,883,860
Digital Realty Trust, Inc., REIT                          276,300      4,973,400
Duke Realty Corp., REIT                                   619,700     20,995,436
Entertainment Properties Trust, REIT                      258,000     11,514,540
Equity Lifestyle Properties, Inc., REIT                   231,900     10,435,500
Equity Office Properties Trust, REIT                    1,847,215     60,422,403
Equity One, Inc., REIT                                    147,000      3,417,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Equity Residential, REIT                              1,618,350   $   61,254,547
Essex Property Trust Inc., REIT                         145,700       13,113,000
Federal Realty Investment Trust, REIT                   469,700       28,618,821
First Potomac Realty Trust, REIT                         98,400        2,528,880
General Growth Properties, Inc., REIT                 1,347,045       60,522,732
Highwoods Properties, Inc., REIT                        514,800       15,191,748
Host Marriott Corp., REIT                             1,062,600       17,957,940
Inland Real Estate Corp., REIT                        1,060,300       16,604,298
Innkeepers USA Trust, REIT                              747,560       11,549,802
LaSalle Hotel Properties, REIT                          307,200       10,583,040
Lexington Corporate Property Trust, REIT                421,400        9,923,970
Liberty Property Trust, REIT                            569,499       24,226,487
LTC Properties, Inc., REIT                              321,100        6,807,320
Mack-California Realty Corp., REIT                      668,841       30,057,715
Maguire Properties, Inc., REIT                          146,500        4,402,325
National Health Investments, Inc., REIT                 211,844        5,849,013
Nationwide Health Properties, Inc., REIT                415,153        9,673,065
New Plan Realty Trust, Inc., REIT                       940,900       21,593,655
Pan Pacific Retail Properties, Inc., REIT               448,614       29,563,663
Pennsylvania Real Estate Investment Trust, REIT         298,168       12,576,726
Prentiss Properties Trust, REIT                         294,700       11,964,820
ProLogis, REIT                                        1,253,235       55,530,843
Public Storage, Inc., REIT                              720,240       48,256,080
Regency Centers Corp., REIT                             321,455       18,467,590
Senior Housing Properties Trust, REIT                 1,162,600       22,089,400
Simon Property Group, Inc., REIT                      1,549,880      114,877,106
Sovran Self Storage, Inc., REIT                         196,700        9,628,465
Taubman Centers, Inc., REIT                             510,700       16,189,190
The Macerich Company, REIT                               77,700        5,045,838
The Mills Corp., REIT                                   564,900       31,114,692
Trizec Properties, Inc., REIT                           918,070       21,170,694
Ventas, Inc., REIT                                    1,138,300       36,653,260
Vornado Realty Trust, REIT                              810,747       70,226,905
                                                                  --------------
                                                                   1,292,264,438
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,161,578,614)                         $1,411,727,317
                                                                  --------------

REPURCHASE AGREEMENTS - 1.19%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $17,134,498 on
   10/3/2005, collateralized by
   $13,230,000 U.S. Treasury Bonds,
   7.25% due 08/15/2022 (valued at
   $17,480,138, including interest)                 $17,132,000   $   17,132,000
                                                    -----------   --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $17,132,000)                                                $   17,132,000
                                                                  --------------

TOTAL INVESTMENTS (REAL ESTATE SECURITIES TRUST)
(COST $1,178,710,614) - 99.68%                                    $1,428,859,317
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.32%                          4,538,098
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,433,397,415
                                                                  ==============

REAL RETURN BOND TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
U.S. TREASURY OBLIGATIONS - 98.38%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 97.90%
   0.875% due 04/15/2010                             $  9,735,486   $  9,486,774
   1.625% due 01/15/2015                               33,400,900     33,004,264
   1.875% due 07/15/2013 to 07/15/2015                 27,116,833     27,387,744
   2.00% due 01/15/2014 to 07/15/2014                 152,375,938    155,615,152
   2.375% due 01/15/2025                               48,513,862     51,902,264
   3.00% due 07/15/2012                                63,794,084     69,420,913
   3.375% due 01/15/2007 to 04/15/2032                 70,482,605     77,712,512
   3.50% due 01/15/2011                                46,115,568     50,790,165
   3.625% due 01/15/2008 to 04/15/2028                 78,777,680     94,271,662
   3.875% due 01/15/2009 to 04/15/2029                101,222,047    123,950,085
   4.25% due 01/15/2010                                41,866,221     46,829,671
                                                                    ------------
                                                                     740,371,206

U.S. TREASURY BONDS - 0.17%
   6.625% due 02/15/2027                                1,000,000      1,269,453

U.S. TREASURY NOTES - 0.31%
   4.125% due 05/15/2015                                2,400,000      2,358,655
                                                     ------------   ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $744,641,844)                                                 $743,999,314
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.54%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.86%
   3.6513% due 09/07/2006 (b)***                       21,200,000     21,189,760
   3.795% due 09/21/2006 (b)***                        10,700,000     10,693,612
   4.665% due 07/01/2035                                7,168,951      7,163,479
   4.767% due 01/01/2035 ***                              702,258        699,377
   5.50% due 03/01/2034 to 09/01/2035 ***              12,900,098     12,899,156
   5.50% TBA **                                        39,600,000     39,575,250
   8.00% TBA **                                         4,700,000      5,023,125
                                                                    ------------
                                                                      97,243,759

SMALL BUSINESS ADMINISTRATION - 0.68%
   4.504% due 02/01/2014 ***                            1,839,568      1,831,167
   4.88% due 11/01/2024 ***                             3,339,442      3,345,780
                                                                    ------------
                                                                       5,176,947
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $102,526,826)                                                 $102,420,706
                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.10%

BRAZIL - 0.40%
Federative Republic of Brazil
   8.00% due 01/15/2018 ***                             2,849,000      3,017,091

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

CANADA - 0.06%
Government of Canada
   3.00% due 12/01/2036 ***                           CAD  416,280   $   472,314

FRANCE - 0.17%
Republic of France
   zero coupon due 11/17/2005 ***                     EUR  400,000       481,114
   5.75% due 10/25/2032 ***                                500,000       825,920
                                                                     -----------
                                                                       1,307,034

GERMANY - 0.16%
Federal Republic of Germany
   6.25% due 01/04/2030 ***                                700,000     1,207,686

NETHERLANDS - 0.48%
Kingdom of Netherlands
   zero coupon due 11/30/2005 ***                        3,000,000     3,604,884

RUSSIA - 0.68%
Russian Federation, Series REGS
   5.00% due 03/31/2030 ***                           $  3,400,000     3,906,600
   8.25% due 03/31/2010 ***                              1,100,000     1,191,300
                                                                     -----------
                                                                       5,097,900

SPAIN - 0.15%
Kingdom of Spain
   5.75% due 07/30/2032 ***                           EUR  700,000     1,153,064
                                                      ------------   -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $15,306,724)                                                $15,859,973
                                                                     -----------

CORPORATE BONDS - 4.07%

AUTOMOBILES - 1.16%
DaimlerChrysler NA Holding Corp.
   4.0263% due 03/07/2007 (b)***                      $    700,000       698,958
DaimlerChrysler NA Holding Corp., MTN,
   Series D
   4.3138% due 09/10/2007 (b)***                         4,600,000     4,610,838
Toyota Motor Credit Corp., MTN
   3.7294% due 09/18/2006 (b)***                         3,500,000     3,499,633
                                                                     -----------
                                                                       8,809,429

BANKING - 0.03%
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                             200,000       197,397

CRUDE PETROLEUM & NATURAL GAS - 0.17%
Pemex Project Funding Master Trust
   9.25% due 03/30/2018 ***                              1,000,000     1,270,000

ENERGY - 0.05%
Halliburton Company
   5.1088% due 10/17/2005 (b)***                           400,000       400,130

FINANCIAL SERVICES - 2.62%
Ford Motor Credit Company
   4.87% due 03/21/2007 (b)***                           5,900,000     5,820,840
   6.875% due 02/01/2006 ***                             1,100,000     1,104,501
General Electric Capital Corp., MTN
   3.801% due 03/04/2008 (b)***                       $  2,100,000   $ 2,099,805
General Motors Acceptance Corp., Series MTN
   4.6769% due 05/18/2006 (b)***                         1,100,000     1,099,318
Goldman Sachs Group, Inc.
   4.30% due 06/28/2010 (b)***                           3,500,000     3,508,243
Goldman Sachs Group, Inc., MTN, Series B
   3.151% due 08/01/2006 (b)***                          2,100,000     2,101,241
Phoenix Quake Wind, Ltd.
   5.57% due 07/03/2008 (b)                              1,500,000     1,537,185
Pylon, Ltd., Class A Catastrophe Bond
   3.616% due 12/29/2008 (b)                          EUR  600,000       734,621
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)                             1,000,000     1,244,747
Vita Capital, Ltd., 2003-1
   4.45% due 01/01/2007 (b)                           $    600,000       601,728
                                                                     -----------
                                                                      19,852,229

INSURANCE - 0.04%
Residential Reinsurance, Ltd., Series 2003
   8.82% due 06/08/2006 (b)                                300,000       290,370
                                                      ------------   -----------
TOTAL CORPORATE BONDS (Cost $30,736,934)                             $30,819,555
                                                                     -----------

MUNICIPAL BONDS - 0.25%

CALIFORNIA - 0.01%
California County California Tobacco
   Securitization Agency, Tobacco Settlement
   Asset-Backed Bonds (Fresno County Tobacco
   Funding Corp.)
   5.625% due 06/01/2023 ***                                95,000        96,580

NEW HAMPSHIRE - 0.07%
New Hampshire Municipal Bond Bank, Series B
   5.00% due 08/15/2012 ***                                500,000       544,595

NEW JERSEY - 0.08%
Tobacco Settlement Financing Corp., Tobacco
   Settlement Asset-Backed Bonds
   6.125% due 06/01/2042 ***                               580,000       623,372

RHODE ISLAND - 0.09%
Tobacco Settlement Financing Corp., Tobacco
   Settlement Asset-Backed Bonds, Series A
   6.00% due 06/01/2023 ***                                600,000       635,022
                                                      ------------   -----------
TOTAL MUNICIPAL BONDS (Cost $1,663,642)                              $ 1,899,569
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.54%
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                                301,713       304,164
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2003-8, Class 1A1
   4.2168% due 01/25/2034 (b)***                         3,781,328     3,750,632

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2005-R2, Class 1AF1
   4.17% due 06/25/2035 (b)***                          $  756,151   $   758,179
Countrywide Home Loans,
   Series 2005-3, Class 1A2
   4.12% due 04/25/2035 (b)***                           3,764,954     3,764,945
FBR Securitization Trust, Series 2005-2,
   Class AV21A
   3.9775% due 09/25/2035 (b)***                         2,200,000     2,200,000
FBR Securitization Trust, Series 2005-2,
   Class AV21B
   3.9575% due 09/25/2035 ***                            1,700,000     1,700,000
Federal National Mortgage Association, Series
   2004-63, Class FA
   3.98% due 08/25/2034 (b)***                           1,457,823     1,455,782
First Horizon Alternative Mortgage
   Securities, Series 2004-AA1, Class A1
   4.788% due 06/25/2034 (b)                             1,148,674     1,142,926
Greenpoint Mortgage Funding Trust, Series
   2005-AR1, Class A2
   4.05% due 06/25/2045 (b)***                           2,267,796     2,262,337
People's Choice Home Loan Securities Trust,
   Series 2005-2, Class A1
   3.94% due 05/25/2035 (b)***                             667,841       667,946
Sequoia Mortgage Trust, Series 5, Class A
   4.1394% due 10/19/2026 (b)***                           727,290       728,020
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2005-6XS, Class A1
   3.95% due 03/25/2035 (b)***                             458,541       458,392
                                                        ----------   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $19,292,093)                                                $19,193,323
                                                                     -----------

ASSET BACKED SECURITIES - 3.59%
ACE Securities Corp.,
   Series 2005-HE6, Class A2A
   3.9475% due 10/25/2035 (b)                            3,700,000     3,700,000
Aegis Asset Backed Securities Trust, Series
   2004-3, Class A2A
   4.03% due 09/25/2034 (b)***                             554,550       554,538
Ameriquest Mortgage Securities, Inc.,
   Series 2003-1, Class A2
   4.24% due 02/25/2033 (b)***                              25,145        25,152
Argent Securities, Inc., Series 2005-W2,
   Class A2A
   3.95% due 10/25/2035 ***                              1,200,000     1,200,000
Asset Backed Securities Corp. Home Equity,
   Series 2003-HE1, Class A2
   4.2681% due 01/15/2033 (b)***                            26,613        26,617
Bear Stearns Asset Backed Securities Inc,
   Series 2004-BO1, Class 1A1
   4.03% due 09/25/2034 (b)***                           1,616,452     1,617,482
Bear Stearns Asset Backed Securities Inc,
   Series 2004-FR2, Class 1A1
   4.04% due 01/25/2029 (b)                                832,164       832,546
Carrington Mortgage Loan Trust, Series
   2005-NC3, Class A1A
   3.91% due 06/25/2035 (b)***                          $  179,697   $   179,682
Carrington Mortgage Loan Trust, Series
   2005-OPT2, Class A1A
   3.92% due 05/25/2035 (b)***                           4,410,708     4,410,869
Equity One ABS, Inc., Series 2004-1, Class AV2
   4.13% due 04/25/2034 (b)***                           1,000,196     1,001,829
FHLMC Structured Pass Through Securities,
   Series T-32, Class A1
   3.96% due 08/25/2031 (b)***                             280,089       281,332
Ford Credit Auto Owner Trust, Series 2005-C,
   Class A2
   4.24% due 03/15/2008 ***                              1,300,000     1,299,945
GSAMP Trust, Series 2004-SEA2, Class A2A
   4.12% due 03/25/2034 (b)***                             493,101       493,090
Long Beach Mortgage Loan Trust, Series
   2004-6, Class 1A1
   4.03% due 11/25/2034 (b)***                           1,707,271     1,708,666
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-HE9, Class A3A
   3.98% due 11/25/2034 (b)***                              83,789        83,792
New Century Home Equity Loan Trust, Series
   2005-4, Class A2A
   3.94% due 09/25/2035 (b)***                           1,042,224     1,042,224
Quest Trust, Series 2005-X1, Class A1
   4.01% due 03/25/2035 (b)***                             239,052       239,015
Redwood Capital, Ltd., Series 2003-3,
   Class Note
   6.95% due 01/09/2006 (b)                                900,000       900,360
Redwood Capital, Ltd., Series 2003-4,
   Class Note
   5.40% due 01/09/2006 (b)                                900,000       899,469
Residential Asset Mortgage Products Inc,
   Series 2003-RS10, Class AIIB
   4.17% due 11/25/2033 (b)***                           3,213,545     3,213,471
Residential Asset Mortgage Products, Inc,
   Series 2005-RS5, Class AI1
   3.94% due 05/25/2035 (b)***                             245,113       245,124
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AII1
   3.99% due 09/25/2013 (b)***                           1,272,574     1,272,743
Truman Capital Mortgage Loan Trust,
   Series 2004-1, Class A1
   4.17% due 01/25/2034 (b)***                             156,148       156,270
Wachovia Mortgage Loan Trust LLC, Series
   2005-WMC1, Class A1
   3.95% due 10/25/2035 (b)***                           1,700,000     1,700,532
Wells Fargo Home Equity Asset,
   Series 2004-2, Class A31
   3.99% due 06/25/2019 (b)***                              29,879        29,881
                                                        ----------   -----------
TOTAL ASSET BACKED SECURITIES
   (Cost $27,114,721)                                                $27,114,629
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
OPTIONS - 0.00%

PUT OPTIONS - 0.00%
Chicago Board of Trade American Purchase Put
   United States Treasury Note Futures
   Expiration 11/22/2005 at $103.50                        283,000   $     4,422
Over The Counter European Purchase Put
   Treasury Inflationary Index, 2.00%
   Expiration 10/27/2005 at $79.50                      32,000,000         7,500
   Expiration 12/06/2005 at $80.00                      21,000,000         4,922
Over The Counter European Purchase Put
   Treasury Inflationary Index, 3.00%
   Expiration 11/28/2005 at $79.16                      58,000,000        13,594
Over The Counter European Purchase Put
   Treasury Inflationary Index, 3.375%
   Expiration 12/15/2005 at $94.00                      11,000,000         2,578
                                                                     -----------
                                                                          33,016
                                                                     -----------
TOTAL OPTIONS (Cost $33,935)                                         $    33,016
                                                                     -----------

SHORT TERM INVESTMENTS - 71.74%
ASB Bank, Ltd.
   3.46% due 10/07/2005 ***                            $18,500,000   $18,489,332
   3.71% due 11/10/2005 ***                              2,800,000     2,788,458
Bank of Ireland
   3.68% due 11/14/2005 ***                              3,900,000     3,882,459
   3.715% due 11/22/2005 ***                            17,400,000    17,306,630
   3.96% due 01/27/2006 ***                              1,100,000     1,085,722
Barclays U.S. Funding LLC
   3.655% due 11/28/2005 ***                               300,000       298,233
   3.705% due 11/15/2005 ***                             2,700,000     2,687,496
   3.765% due 12/12/2005 ***                             2,000,000     1,984,940
   3.83% due 12/27/2005 ***                             17,400,000    17,238,949
BNP Paribas Finance, Inc.
   3.69% due 12/05/2005 ***                              2,600,000     2,582,678
   3.87% due 10/03/2005 ***                             20,000,000    19,995,700
CBA (Delaware) Finance, Inc.
   3.66% due 10/12/2005 ***                              1,000,000       998,882
Citibank NA
   3.79% due 12/12/2005 ***                             20,000,000    20,000,000
Cox Communications, Inc.
   3.871% due 01/17/2006 ***                               800,000       800,000
Danske Corp., Series A
   3.605% due 10/17/2005 to 11/04/2005 ***              20,400,000    20,334,144
   3.755% due 12/15/2005 ***                             1,900,000     1,885,136
Dexia Delaware LLC
   3.65% due 10/25/2005 ***                             19,700,000    19,652,063
DNB NORBank ASA
   3.78% due 12/22/2005 ***                              3,700,000     3,668,143
   3.80% due 01/13/2006 ***                             16,000,000    15,824,356
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 10/25/2005 to
      12/12/2005 ***                                    55,100,000    54,861,282

Federal National Mortgage Association
   Discount Notes
   zero coupon due 10/26/2005 ***                      $18,900,000   $18,853,931
Fortis Funding LLC
   3.64% due 11/28/2005 ***                             18,900,000    18,789,162
ING (U.S.) Funding LLC
   3.74% due 12/01/2005 ***                             19,800,000    19,674,523
Ixis Corp.
   3.57% due 11/03/2005 ***                                700,000       697,709
   3.59% due 11/18/2005 ***                             18,800,000    18,710,011
   3.61% due 11/04/2005 ***                              1,500,000     1,494,886
   3.74% due 11/28/2005 ***                                500,000       496,987
   3.75% due 12/07/2005 ***                                900,000       893,719
Nordea North Amercia, Inc.
   3.575% due 10/28/2005 ***                             8,000,000     7,978,550
   3.61% due 11/01/2005 ***                             12,800,000    12,760,210
Rabobank USA Financial Corp.
   3.86% due 12/23/2005 ***                             20,400,000    20,218,451
   3.905% due 12/30/2005 ***                             2,200,000     2,178,523
Skandinaviska Enskilda Banken
   3.535% due 10/21/2005 ***                             2,500,000     2,495,090
   3.71% due 11/17/2005 ***                              3,100,000     3,084,985
   3.72% due 12/08/2005 ***                             16,400,000    16,284,763
   3.85% due 12/22/2005 ***                                500,000       495,615
Societe Generale North America
   3.74% due 12/12/2005 ***                              2,200,000     2,194,743
   3.755% due 12/12/2005 ***                            20,300,000    20,147,547
Stadshypotek Delaware, Inc.
   3.59% due 10/11/2005 ***                             19,200,000    19,180,853
Swedbank (Foreningssparbanken AB)
   3.62% due 10/07/2005 ***                              4,400,000     4,397,345
   3.91% due 12/22/2005 ***                             18,000,000    17,839,690
Swedish National Housing Finance Corp. -
   Statens Bostadsfinansieringaktiebolag
   3.70% due 11/15/2005 ***                             19,300,000    19,210,738
Total Fina Elf Capital
   3.76% due 12/01/2005 ***                             19,700,000    19,574,489
   3.78% due 10/07/2005 ***                              3,000,000     2,998,110
Toyota Motor Credit Corp.
   3.72% due 12/09/2005 ***                             20,200,000    20,055,974
UBS Finance Delaware, Inc.
   3.585% due 11/21/2005 ***                             2,700,000     2,686,287
   3.625% due 10/17/2005 ***                             1,400,000     1,397,744
   3.715% due 12/08/2005 ***                             1,000,000       992,983
   3.75% due 10/05/2005 ***                                600,000       599,750
   3.76% due 12/01/2005 ***                                300,000       298,089
   3.86% due 10/03/2005 ***                                100,000        99,979
   3.945% due 01/26/2006 ***                            16,200,000    15,992,296
   3.975% due 01/30/2006 ***                               500,000       493,320

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
United States Treasury Bills
   zero coupon due 12/15/2005 *** ****             $   365,000   $      362,601
Westpac Capital Corp.
   3.90% due 12/23/2005 ***                          7,100,000        7,036,159
Westpac Trust Securities (NZ), Ltd.
   3.33% due 10/03/2005 ***                         15,500,000       15,497,133
                                                   -----------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $542,527,232)                                           $  542,527,548
                                                                 --------------

REPURCHASE AGREEMENTS - 8.86%
Repurchase Agreement with Credit Suisse
   Group dated 09/30/2005 at 3.25% to
   be repurchased at $62,917,035 on
   10/03/2005, collateralized by
   $65,468,000 U.S. Treasury Notes,
   4.00% due 02/15/2014 (valued at
   $64,401,032, including interest) ***            $62,900,000   $   62,900,000
Repurchase Agreement with State Street Corp.
   dated 09/30/2005 at 1.75% to be
   repurchased at $4,070,594 on 10/03/2005,
   collateralized by $4,240,000 U.S.
   Treasury Notes, 3.125% due 04/15/2009
   (valued at $4,155,200, including
   interest) (c)***                                  4,070,000        4,070,000
                                                   -----------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $66,970,000)                                               $66,970,000
                                                                 --------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)
   (COST $1,550,813,951) - 205.07%                               $1,550,837,633
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (105.07)%                                              (794,606,275)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  756,231,358
                                                                 ==============

SCIENCE & TECHNOLOGY TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.94%

ADVERTISING - 0.39%
Monster Worldwide, Inc. *                                   60,600   $ 1,861,026

BUSINESS SERVICES - 5.31%
Accenture, Ltd., Class A *                                 222,600     5,667,396
Cadence Design Systems, Inc. *                             419,000     6,771,040
Certegy, Inc.                                               35,900     1,436,718
Electronic Arts, Inc. *                                     34,900     1,985,461
First Data Corp.                                           242,000     9,680,000
                                                                     -----------
                                                                      25,540,615

CABLE AND TELEVISION - 0.92%
Comcast Corp.-Special Class A *                             39,100     1,125,298
Time Warner, Inc.                                          182,500     3,305,075
                                                                     -----------
                                                                       4,430,373

CELLULAR COMMUNICATIONS - 0.65%
Crown Castle International Corp. *                          33,100       815,253
Motorola, Inc.                                             103,900   $ 2,295,151
                                                                     -----------
                                                                       3,110,404

COMPUTERS & BUSINESS EQUIPMENT - 15.15%
CDW Corp.                                                   78,586     4,630,287
Cogent, Inc. * (a)                                          44,400     1,054,500
Dell, Inc. *                                               908,600    31,074,120
EMC Corp. *                                              1,359,400    17,590,636
International Business Machines Corp.                      200,000    16,044,000
Lexmark International, Inc. *                               30,700     1,874,235
Research In Motion, Ltd. *                                   8,400       574,560
                                                                     -----------
                                                                      72,842,338

ELECTRONICS - 5.06%
Adobe Systems, Inc.                                         30,300       904,455
Flextronics International, Ltd. * (a)                      569,300     7,315,505
Jabil Circuit, Inc. *                                       90,700     2,804,444
Samsung Electronics Company                                 18,400    10,378,130
Synopsys, Inc. *                                           155,300     2,935,170
                                                                     -----------
                                                                      24,337,704

HEALTHCARE PRODUCTS - 0.59%
Boston Scientific Corp. *                                  121,300     2,834,781

HOUSEHOLD APPLIANCES - 0.34%
LG Electronics, Inc.                                        24,700     1,656,144

INTERNET CONTENT - 3.48%
Yahoo!, Inc. *                                             495,300    16,760,952

INTERNET RETAIL - 2.14%
Amazon.com, Inc. *                                          18,100       819,930
eBay, Inc. *                                               229,900     9,471,880
                                                                     -----------
                                                                      10,291,810

INTERNET SERVICE PROVIDER - 1.76%
Google, Inc., Class A *                                     26,700     8,449,482

INTERNET SOFTWARE - 12.41%
Cisco Systems, Inc. *                                    1,264,730    22,676,609
Juniper Networks, Inc. * (a)                               485,152    11,541,766
Macromedia, Inc. *                                          87,500     3,558,625
McAfee, Inc. *                                              59,500     1,869,490
Symantec Corp. *                                           483,577    10,957,855
VeriSign, Inc. *                                           424,900     9,080,113
                                                                     -----------
                                                                      59,684,458

LEISURE TIME - 1.22%
DreamWorks Animation SKG, Inc. * (a)                        92,500     2,558,550
International Game Technology, Inc. (a)                    122,700     3,312,900
                                                                     -----------
                                                                       5,871,450

PHARMACEUTICALS - 0.25%
Gilead Sciences, Inc. *                                     24,600     1,199,496
SEMICONDUCTORS - 21.75%
Altera Corp. *                                             297,400     5,683,314
Analog Devices, Inc.                                       373,600    13,875,504

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Applied Materials, Inc.                                  278,600   $  4,725,056
ASML Holding NV * (a)                                    117,700      1,943,227
Broadcom Corp., Class A *                                 13,800        647,358
Intel Corp.                                              654,300     16,128,495
Intersil Corp., Class A (a)                              249,000      5,423,220
KLA-Tencor Corp.                                          91,200      4,446,912
Linear Technology Corp.                                  101,400      3,811,626
Marvell Technology Group, Ltd. *                          84,600      3,900,906
Maxim Integrated Products, Inc.                          338,000     14,415,700
Microchip Technology, Inc.                               228,500      6,882,420
Novellus Systems, Inc. *                                 125,400      3,145,032
Taiwan Semiconductor
   Manufacturing Company, Ltd., Sponsored ADR            451,000      3,707,220
Xilinx, Inc.                                             569,600     15,863,360
                                                                   ------------
                                                                    104,599,350

SOFTWARE - 20.26%
Citrix Systems, Inc. *                                    77,400      1,945,836
Cognos, Inc. * (a)                                       161,400      6,283,302
Intuit, Inc. *                                            18,000        806,580
Mercury Interactive Corp. *                              384,000     15,206,400
Microsoft Corp.                                        1,336,400     34,385,572
NAVTEQ Corp. *                                            58,100      2,902,095
Oracle Corp. *                                         1,292,900     16,019,031
Red Hat, Inc. * (a)                                      454,100      9,622,379
SAP AG, SADR (a)                                          84,400      3,657,052
SAP AG                                                    30,900      5,357,875
Take-Two Interactive Software, Inc. *                     56,200      1,241,458
                                                                   ------------
                                                                     97,427,580

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.92%
Corning, Inc. *                                          296,900      5,739,077
Lucent Technologies, Inc. * (a)                          495,400      1,610,050
Nokia Oyj-Sponsored ADR                                  446,150      7,544,397
Nortel Networks Corp. * (a)                              239,200        779,792
QUALCOMM, Inc.                                           291,700     13,053,575
Telus Corp. - Non Voting Shares - CAD                        106          4,323
Telus Corp. - Non Voting Shares                           69,900      2,847,726
Telus Corp.                                               22,400        935,978
ZTE Corp., Class H                                       235,400        766,261
                                                                   ------------
                                                                     33,281,179

TELEPHONE - 0.34%
Sprint Corp.                                              68,886      1,638,109
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $436,482,999)                            $475,817,251
                                                                   ------------

SHORT TERM INVESTMENTS - 6.99%
State Street Navigator Securities
   Lending Prime Portfolio (c)                       $33,603,357   $ 33,603,357
T. Rowe Price Reserve Investment Fund
   2.936% due 09/19/2034 (c)                         $     6,373   $      6,373
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $33,609,730)                                              $ 33,609,730
                                                                   ------------
REPURCHASE AGREEMENTS - 0.32%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $1,512,220 on
   10/3/2005, collateralized by
   $1,560,000 U.S. Treasury Notes,
   3.375% due 10/15/2009 (valued at
   $1,542,450, including interest) (c)               $ 1,512,000   $  1,512,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,512,000)                                               $  1,512,000
                                                                   ------------
TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
   (COST $471,604,729) - 106.25%                                   $510,938,981
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.25)%                     (30,035,032)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $480,903,949
                                                                   ============

SHORT-TERM BOND TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. TREASURY OBLIGATIONS - 4.87%

U.S. TREASURY NOTES - 4.87%
   3.25% due 01/15/2009 (a)                             $5,600,000   $ 5,438,345
   3.625% due 07/15/2009 (a)                             5,500,000     5,389,356
                                                                     -----------
                                                                      10,827,701
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,067,384)                                                $10,827,701
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.41%

FEDERAL HOME LOAN MORTGAGE CORP. - 5.77%
   2.375% due 04/15/2006                                 6,500,000     6,435,852
   3.816% due 11/01/2033                                 1,132,040     1,143,016
   6.50% due 12/01/2009                                    518,474       533,480
   7.00% due 12/01/2010 to 02/01/2014                    2,566,361     2,678,847
   7.50% due 11/01/2009 to 06/01/2012                      747,733       776,775
   8.00% due 06/01/2010                                    142,852       151,942
   8.50% due 05/01/2015                                  1,025,016     1,100,442
                                                                     -----------
                                                                      12,820,354

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.77%
   2.25% due 05/15/2006                                  6,000,000     5,926,548
   3.569% due 01/01/2033                                 1,156,789     1,175,086
   3.61% due 09/01/2033                                  1,508,126     1,525,783
   6.00% due 01/01/2011 to 01/01/2017                    2,586,192     2,658,410
   6.50% due 04/01/2017 to 08/01/2017                    4,810,207     4,975,834
   7.00% due 12/01/2010 to 07/01/2034                    4,314,510     4,512,910

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   7.50% due 08/01/2009 to 07/01/2034                   $2,301,654   $ 2,430,029
   8.00% due 07/01/2014                                    659,977       709,990
                                                                     -----------
                                                                      23,914,590

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.87%
   7.00% due 12/15/2008                                    464,139       477,514
   8.00% due 12/15/2025                                    710,463       750,236
   8.50% due 11/15/2015                                    658,413       697,901
                                                                     -----------
                                                                       1,925,651
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $38,836,873)                                                $38,660,595
                                                                     -----------

CORPORATE BONDS - 44.28%

AEROSPACE - 0.30%
Raytheon Company
   6.75% due 08/15/2007                                    643,000       664,432

AUTO SERVICES - 0.33%
Hertz Corp.
   4.9331% due 08/05/2008 (b)                              750,000       736,166

AUTOMOBILES - 0.68%
DaimlerChrysler NA Holding Corp.
   6.40% due 05/15/2006                                  1,500,000     1,516,141

BANKING - 2.31%
Bank of America Corp.
   4.75% due 10/15/2006                                  1,400,000     1,403,944
Bank One Corp.
   6.875% due 08/01/2006                                 1,800,000     1,833,082
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                                 1,000,000     1,001,250
PNC Funding Corp.
   5.75% due 08/01/2006                                    875,000       883,522
                                                                     -----------
                                                                       5,121,798

BROADCASTING - 2.01%
British Sky Broadcasting Group PLC
   7.30% due 10/15/2006                                  1,000,000     1,025,720
Liberty Media Corp.
   5.37% due 09/17/2006 (b)                                659,000       663,824
Univision Communications Inc.
   2.875% due 10/15/2006                                 1,700,000     1,666,372
Walt Disney Company, Series B
   6.75% due 03/30/2006                                  1,100,000     1,112,360
                                                                     -----------
                                                                       4,468,276

BUILDING MATERIALS & CONSTRUCTION - 0.66%
DR Horton, Inc.
   7.50% due 12/01/2007                                  1,400,000     1,466,500

CABLE AND TELEVISION - 1.19%
Comcast MO of Delaware, Inc.
   8.30% due 05/15/2006                                 $  615,000   $   629,098
Cox Communications, Inc.
   4.4069% due 12/14/2007 (b)                            1,000,000     1,006,834
Lenfest Communications, Inc.
   8.375% due 11/01/2005                                 1,000,000     1,003,068
                                                                     -----------
                                                                       2,639,000

CELLULAR COMMUNICATIONS - 0.59%
New Cingular Wireless Services, Inc.
   7.35% due 03/01/2006                                  1,300,000     1,315,096

CRUDE PETROLEUM & NATURAL GAS - 1.39%
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                                  2,000,000     1,960,006
Sempra Energy
   4.29% due 05/21/2008 (b)                              1,130,000     1,132,811
                                                                     -----------
                                                                       3,092,817

DOMESTIC OIL - 0.66%
Devon Energy Corp.
   2.75% due 08/01/2006                                  1,500,000     1,475,194

ELECTRICAL UTILITIES - 3.74%
Alabama Power Company
   2.65% due 02/15/2006                                  1,000,000       994,392
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                                   479,000       483,656
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                                 1,150,000     1,176,599
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                                  2,200,000     2,218,599
NiSource Finance Corp.
   7.625% due 11/15/2005                                 1,700,000     1,706,251
Pinnacle West Capital Corp.
   6.40% due 04/01/2006                                  1,700,000     1,714,997
                                                                     -----------
                                                                       8,294,494

ENERGY - 2.17%
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                  1,000,000     1,015,810
Northern Border Pipeline Company
   6.25% due 05/01/2007                                  2,000,000     2,043,630
TXU Corp., Series J
   6.375% due 06/15/2006                                 1,000,000     1,010,870
TXU Energy Company, LLC
   4.36% due 01/17/2006 (b)                                750,000       750,314
                                                                     -----------
                                                                       4,820,624

FINANCIAL SERVICES - 11.71%
Boeing Capital Corp.
   5.65% due 05/15/2006                                    650,000       655,630
CIT Group, Inc., Series MTN
   4.0219% due 05/18/2007 (b)                            1,000,000     1,002,633
Citigroup, Inc.
   6.75% due 12/01/2005                                  4,000,000     4,016,212

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Company
   6.875% due 02/01/2006                                $1,000,000   $ 1,004,092
General Electric Capital Corp., Series MTNA
   5.00% due 02/15/2007                                  3,000,000     3,021,684
General Motors Acceptance Corp.
   6.125% due 09/15/2006                                 2,115,000     2,121,717
   6.75% due 01/15/2006                                  1,000,000     1,005,228
Household Finance Corp.
   6.50% due 01/24/2006                                  2,000,000     2,013,682
   iStar Financial, Inc., Series B
   4.875% due 01/15/2009                                 1,620,000     1,604,484
JPMorgan Chase & Company
   6.00% due 11/01/2005                                  2,000,000     2,002,828
Lehman Brothers Holdings, Inc.
   6.625% due 02/05/2006                                 2,600,000     2,619,890
Morgan Stanley
   6.10% due 04/15/2006                                    800,000       807,051
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                                   855,000       863,978
Residential Capital Corp.
   5.385% due 06/29/2007 (b)                             2,000,000     2,016,546
The Bear Stearns Companies, Inc.
   3.00% due 03/30/2006                                  1,250,000     1,242,215
                                                                     -----------
                                                                      25,997,870

GAS & PIPELINE UTILITIES - 0.66%
Duke Energy Field Services
   5.75% due 11/15/2006                                  1,450,000     1,466,447

HEALTHCARE SERVICES - 0.93%
WellPoint, Inc.
   3.50% due 09/01/2007                                  1,225,000     1,196,842
   3.75% due 12/14/2007                                    895,000       876,788
                                                                     -----------
                                                                       2,073,630

HOTELS & RESTAURANTS - 1.40%
Harrah's Operating Company, Inc.
   7.125% due 06/01/2007                                 1,000,000     1,035,685
Hilton Hotels Corp.
   7.95% due 04/15/2007                                  1,000,000     1,044,349
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                 1,000,000     1,031,250
                                                                     -----------
                                                                       3,111,284

INSURANCE - 2.70%
Aetna, Inc.
   7.375% due 03/01/2006                                 2,000,000     2,023,142
CNA Financial Corp.
   6.60% due 12/15/2008                                  1,400,000     1,460,346
Hartford Financial Services Group, Inc.
   6.375% due 11/01/2008                                 1,000,000     1,043,288
ING Security Life Institutional Funding
   4.25% due 01/15/2010                                    895,000       876,152
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                $  590,000   $   591,290
                                                                     -----------
                                                                       5,994,218

INTERNATIONAL OIL - 0.41%
Kerr-McGee Corp.
   5.875% due 09/15/2006                                   900,000       909,429

LEISURE TIME - 0.70%
Caesars Entertainment, Inc.
   8.50% due 11/15/2006                                  1,500,000     1,560,000

MANUFACTURING - 0.68%
Tyco International Group SA
   5.80% due 08/01/2006                                  1,500,000     1,514,118

PHARMACEUTICALS - 0.74%
Caremark Rx, Inc.
   7.375% due 10/01/2006                                 1,600,000     1,637,621

PUBLISHING - 0.40%
Dow Jones & Company, Inc.
   3.875% due 02/15/2008                                   890,000       876,216

REAL ESTATE - 4.64%
CarrAmerica Realty Corp.
   7.375% due 07/01/2007                                 1,197,000     1,248,216
Colonial Realty, LP
   4.75% due 02/01/2010                                  1,500,000     1,467,798
Duke Realty, LP
   3.35% due 01/15/2008                                  1,625,000     1,566,370
Health Care REIT, Inc.
   7.50% due 08/15/2007                                    487,000       506,737
Rouse Company
   3.625% due 03/15/2009                                   900,000       841,270
Simon Property Group LP
   3.75% due 01/30/2009                                  2,256,000     2,177,457
United Dominion Realty Trust Inc., Series MTNE
   4.50% due 03/03/2008                                  1,000,000       992,949
Vornado Realty, LP
   5.625% due 06/15/2007                                 1,485,000     1,497,379
                                                                     -----------
                                                                      10,298,176

RETAIL TRADE - 0.44%
May Department Stores Company
   3.95% due 07/15/2007                                  1,000,000       985,956

TELEPHONE - 2.52%
Citizens Communications Company
   7.60% due 06/01/2006                                  1,250,000     1,256,250
France Telecom SA
   7.20% due 03/01/2006                                  2,000,000     2,023,202
Verizon Global Funding Corp.
   6.75% due 12/01/2005                                  2,303,000     2,312,861
                                                                     -----------
                                                                       5,592,313

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      ------------   -----------
CORPORATE BONDS (CONTINUED)

UTILITY SERVICE - 0.32%
Progress Energy, Inc.
   6.75% due 03/01/2006                               $    700,000   $   706,236
                                                      ------------   -----------
TOTAL CORPORATE BONDS (Cost $99,189,471)                             $98,334,052
                                                                     -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.10%
Federal Home Loan Mortgage Corp.,
   Series 2516, Class AX
   8.50% due 01/15/2016                                  1,168,119     1,229,544
Federal Home Loan Mortgage Corp.,
   Series 2589, Class GK
   4.00% due 03/15/2026                                  4,029,538     3,999,174
Federal National Mortgage Association,
   Series 2001-53, Class GH
   8.00% due 09/25/2016                                    415,242       438,283
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class A1
   3.156% due 11/10/2039                                 2,888,073     2,787,689
Banc of America Large Loan,
   Series 2005-ESHA, Class H
   4.98% due 07/14/2008 (b)                              1,500,000     1,500,000
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A1
   3.236% due 02/11/2041                                 2,647,335     2,550,347
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1AIO
   1.30% IO due 02/25/2007                              39,664,020       365,611
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2002-32, Class 2A3
   5.00% due 01/25/2018                                    561,184       560,695
CS First Boston Mortgage Securities Corp.,
   Series 2003-C3, Class A1
   2.079% due 05/15/2038                                 2,016,169     1,937,473
GE Capital Commercial Mortgage Corp.,
   Series 2002-1A, Class A1
   5.033% due 12/10/2035                                   484,729       486,441
GS Mortgage Securities Corp. II,
   Series 2003-C1, Class A1
   2.904% due 01/10/2040                                 1,541,163     1,498,499
GS Mortgage Securities Corp. II,
   Series 2005-GSFL VII, Class A2
   3.88% due 03/06/2017 (b)                              3,007,100     3,007,100
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-FL1A, Class A1
   3.9419% due 04/16/2019 (b)                            1,791,811     1,792,506
LB-UBS Commercial Mortgage Trust,
   Series 2000-C3, Class A1
   7.95% due 05/15/2015                                  1,218,839     1,261,491
LB-UBS Commercial Mortgage Trust,
   Series 2003-C1, Class A1
   2.72% due 03/15/2027                                  2,090,948     2,027,151
Lehman Brothers Floating Rate Commercial
   Mortgage Trust, Series 2004-LLFA, Class A2
   3.9381% due 10/15/2017 (b)                         $  2,500,000   $ 2,501,527
Lehman Brothers Floating Rate Commercial
   Mortgage Trust, Series 2005-LLFA, Class E
   4.0481% due 07/15/2018 (b)                            1,270,000     1,268,743
Merrill Lynch Mortgage Investors Inc,
   Series 2003-A1, Class 1A
   3.981% due 12/25/2032 (b)                               518,137       528,448
MLCC Mortgage Investors Inc,
   Series 2003-C, Class B1
   4.48% due 06/25/2028 (b)                              2,000,000     2,014,381
Morgan Stanley Mortgage Loan Trust,
   Series 2004-11AR, Class 1X1
   1.10% IO due 01/25/2035 (b)                         159,919,785     1,576,793
Multi Security Asset Trust,
   Series 2005-RR4A, Class A1
   4.38% due 11/28/2035                                  3,674,970     3,631,850
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1A
   6.28% due 03/15/2030                                    839,422       848,938
Sequoia Mortgage Trust, Series 2004-4, Class A
   3.5881% due 05/20/2034 (b)                            2,104,518     2,101,907
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-14, Class 1A
   5.1052% due 10/25/2034 (b)                            4,146,420     4,159,230
Wells Fargo Mortgage Backed Securities Trust,
   Series 2003-2, Class A6
   5.25% due 02/25/2018                                  5,000,000     5,000,747
                                                      ------------   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $50,575,678)                                                $49,074,568
                                                                     -----------

ASSET BACKED SECURITIES - 8.56%
Capital Trust Re CDO, Ltd.,
   Series 2005-1A, Class B
   4.2663% due 03/20/2050 (b)                            3,000,000     3,000,000
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                             1,445,000     1,429,739
Countrywide Asset-Backed Certificates,
   Series 2005-1, Class 1AV2
   4.03% due 07/25/2035 (b)                              1,480,000     1,479,621
Encore Credit Receivables Trust,
   Series 2005-3, Class N
   4.949% due 10/25/2035                                 1,847,292     1,847,292
Equity One ABS, Inc., Series 2003-4, Class AF3
   3.531% due 11/25/2033                                   578,979       576,939
Equity One ABS, Inc., Series 2004-2, Class AV2
   4.08% due 07/25/2034 (b)                                622,605       623,383
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   4.31% due 05/25/2034 (b)                              1,000,000     1,008,321

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   -------------
ASSET BACKED SECURITIES
(CONTINUED)

First Franklin Mortgage Loan Trust,
   Series 2005-FF4N, Class N1 NIM
   5.071% due 05/25/2035                              $1,421,254   $  1,330,572
Green Tree Financial Corp.,
   Series 1996-8, Class A6
   7.60% due 10/15/2027                                  199,756        209,865
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   4.07% due 11/25/2035 (b)                            1,851,016      1,850,972
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   4.53% due 02/25/2034 (b)                            4,000,000      4,011,902
Option One Mortgage Loan Trust,
   Series 2004-1, Class A2
   4.12% due 01/25/2034 (b)                              482,691        483,013
Sail Net Interest Margin Notes,
   Series 2005-HE1A, Class A NIM
   5.00% due 07/27/2035                                1,153,328      1,153,601
                                                      ----------   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $18,992,164)                                              $ 19,005,220
                                                                   ------------

SHORT TERM INVESTMENTS - 2.22%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $4,935,459   $  4,935,459
                                                      ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $4,935,459)                                               $  4,935,459
                                                                   ------------

REPURCHASE AGREEMENTS - 2.81%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $6,241,910 on
   10/3/2005, collateralized by
   $4,905,000 U.S. Treasury Bonds,
   7.50% due 11/15/2016 (valued at
   $6,366,538, including interest) (c)                $6,241,000   $  6,241,000
                                                      ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,241,000)                                               $  6,241,000
                                                                   ------------
TOTAL INVESTMENTS (SHORT-TERM BOND TRUST)
   (COST $229,838,029) - 102.25%                                   $227,078,595
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.25)%                      (4,989,641)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $222,088,954
                                                                   ============

SMALL CAP GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS - 97.70%

ADVERTISING - 1.28%
aQuantive, Inc. * (a)                                      148,520   $ 2,989,708

AEROSPACE - 1.63%
Moog, Inc., Class A *                                       65,330     1,928,542
Woodward Governor Company                                   21,910   $ 1,863,445
                                                                     -----------
                                                                       3,791,987

AIR TRAVEL - 2.06%
Gol Linhas Aereas Inteligentes SA, ADR (a)                  82,570     2,679,396
Grupo Aeroportuario, ADR (a)                                53,260     2,125,074
                                                                     -----------
                                                                       4,804,470

APPAREL & TEXTILES - 0.88%
Iconix Brand Group, Inc. * (a)                             173,580     1,562,220
Stride Rite Corp.                                           38,040       487,673
                                                                     -----------
                                                                       2,049,893

BANKING - 0.76%
Signature Bank *                                            65,060     1,755,969

BIOTECHNOLOGY - 1.64%
Digene Corp. * (a)                                          85,670     2,441,595
ICOS Corp. * (a)                                            49,400     1,364,428
                                                                     -----------
                                                                       3,806,023

BUILDING MATERIALS & CONSTRUCTION - 2.36%
Corrections Corp. of America * (a)                          87,470     3,472,559
Eagle Materials, Inc. (a)                                   16,670     2,023,238
                                                                     -----------
                                                                       5,495,797

BUSINESS SERVICES - 8.07%
Corporate Executive Board Company                           39,600     3,088,008
CSG Systems International, Inc. * (a)                      153,100     3,323,801
DiamondCluster International, Inc., Class
   A * (a)                                                 161,190     1,221,820
Entrust Technologies, Inc. * (a)                           253,020     1,416,912
Insight Enterprises, Inc. * (a)                            125,290     2,330,394
Jacobs Engineering Group, Inc. *                            37,740     2,543,676
LECG Corp. *                                               114,010     2,622,230
SRA International, Inc., Class A *                          63,370     2,248,368
                                                                     -----------
                                                                      18,795,209

CABLE AND TELEVISION - 0.73%
Central European Media Ent - A *                            32,360     1,708,932

CELLULAR COMMUNICATIONS - 2.41%
Alamosa Holdings, Inc. * (a)                               144,020     2,464,182
Crown Castle International Corp. * (a)                     127,840     3,148,699
                                                                     -----------
                                                                       5,612,881

CHEMICALS - 0.23%
Hercules, Inc. * (a)                                        43,890       536,336

COAL - 1.42%
Arch Coal, Inc. (a)                                         48,860     3,298,050

COMMERCIAL SERVICES - 1.34%
CB Richard Ellis Group, Inc. *                              63,310     3,114,852

COMPUTERS & BUSINESS EQUIPMENT - 3.29%
Foundry Networks, Inc. * (a)                               149,940     1,904,238
Logitech International SA * (a)                            108,320     4,414,040

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Palm, Inc. * (a)                                            47,690   $ 1,351,058
                                                                     -----------
                                                                       7,669,336

CONTAINERS & GLASS - 1.46%
Jarden Corp. * (a)                                          82,790     3,400,185

CRUDE PETROLEUM & NATURAL GAS - 1.35%
Cabot Oil & Gas Corp., Class A (a)                          62,390     3,151,319

DOMESTIC OIL - 1.35%
Range Resources Corp. (a)                                   81,650     3,152,506

DRUGS & HEALTH CARE - 2.46%
Arrow International, Inc. (a)                               23,840       672,288
Healthextras, Inc. * (a)                                   105,160     2,248,321
Mentor Corp. (a)                                            51,000     2,805,510
                                                                     -----------
                                                                       5,726,119

ELECTRICAL EQUIPMENT - 1.03%
Sirf Technology Holdings, Inc. * (a)                        79,600     2,398,348

ELECTRONICS - 2.75%
Checkpoint Systems, Inc. *                                  80,150     1,901,158
Intermagnetics General Corp. * (a)                          51,300     1,433,322
Ituran Location and Control Ltd. *                          64,500       848,175
Portalplayer, Inc. * (a)                                    80,880     2,218,538
                                                                     -----------
                                                                       6,401,193

ENERGY - 2.58%
Alon USA Energy, Inc. * (a)                                 98,070     2,368,391
Evergreen Solar, Inc. * (a)                                165,570     1,544,768
Stolt Offshore SA - ADR * (a)                              180,240     2,087,179
                                                                     -----------
                                                                       6,000,338

FINANCIAL SERVICES - 3.84%
Affiliated Managers Group, Inc. * (a)                       33,350     2,415,207
Nasdaq Stock Market, Inc. * (a)                            138,600     3,513,510
Nuveen Investments, Inc., Class A (a)                       76,730     3,022,395
                                                                     -----------
                                                                       8,951,112

FOOD & BEVERAGES - 1.65%
Diamond Foods, Inc. * (a)                                   99,000     1,692,900
Peets Coffee & Tea, Inc. * (a)                              70,100     2,146,462
                                                                     -----------
                                                                       3,839,362

HEALTHCARE PRODUCTS - 6.23%
Advanced Neuromodulation Systems, Inc. * (a)                43,810     2,079,223
Foxhollow Technologies, Inc. * (a)                          60,480     2,879,453
Health Tronics, Inc. * (a)                                 172,340     1,716,506
Hologic, Inc. * (a)                                         75,640     4,368,210
Kyphon, Inc. *                                              45,570     2,002,346
The Medicines Company * (a)                                 63,320     1,456,993
                                                                     -----------
                                                                      14,502,731

HEALTHCARE SERVICES - 4.59%
Covance, Inc. *                                             53,310     2,558,347
Genesis HealthCare Corp. *                                  43,010     1,734,163
Symbion, Inc. * (a)                                        117,410   $ 3,037,397
The Advisory Board Company *                                64,340     3,348,253
                                                                     -----------
                                                                      10,678,160

HOMEBUILDERS - 0.17%
Standard Pacific Corp. (a)                                   9,340       387,703

HOTELS & RESTAURANTS - 2.47%
California Pizza Kitchen, Inc. * (a)                        66,900     1,956,156
La Quinta Corp. * (a)                                      190,700     1,657,183
RARE Hospitality International, Inc. * (a)                  33,280       855,296
Red Robin Gourmet Burgers, Inc. * (a)                       28,080     1,287,187
                                                                     -----------
                                                                       5,755,822

INDUSTRIAL MACHINERY - 1.34%
Stewart & Stevenson Services, Inc.                         131,020     3,124,827

INSURANCE - 2.96%
Arch Cap Group, Ltd. *                                      64,350     3,191,116
Aspen Insurance Holdings Ltd (a)                            51,980     1,536,009
ProAssurance Corp. * (a)                                    46,600     2,174,822
                                                                     -----------
                                                                       6,901,947

INTERNET RETAIL - 0.77%
Redback Networks, Inc. * (a)                               179,610     1,781,731

INTERNET SERVICE PROVIDER - 0.91%
Salesforce.Com, Inc. * (a)                                  91,650     2,118,948

INTERNET SOFTWARE - 1.82%
eResearch Technology, Inc. * (a)                           144,770     2,054,287
F5 Networks, Inc. * (a)                                     50,390     2,190,453
                                                                     -----------
                                                                       4,244,740

LIFE SCIENCES - 1.22%
Pharmaceutical Product Development, Inc. * (a)              49,370     2,839,269

MUTUAL FUNDS - 2.36%
iShares Russell 2000 Growth Index Fund *                    45,690     3,143,015
Oil Service HOLDRs Trust * (a)                              18,940     2,348,560
                                                                     -----------
                                                                       5,491,575

PETROLEUM SERVICES - 1.02%
Pride International, Inc. * (a)                             83,390     2,377,449

PHARMACEUTICALS - 5.34%
Abgenix, Inc. * (a)                                         96,600     1,224,888
Alkermes, Inc. * (a)                                       132,460     2,225,328
Amylin Pharmaceuticals, Inc. * (a)                          84,870     2,952,627
Atherogenics, Inc. * (a)                                    79,780     1,278,873
Encysive Pharmaceuticals, Inc. * (a)                       140,920     1,660,038
NPS Pharmaceuticals, Inc. * (a)                             75,580       764,114
Salix Pharmaceuticals, Ltd. * (a)                           54,910     1,166,838
Vertex Pharmaceuticals, Inc. * (a)                          52,140     1,165,329
                                                                     -----------
                                                                      12,438,035

POLLUTION CONTROL - 1.49%
Stericycle, Inc. * (a)                                      60,780     3,473,577

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 3.58%
DSW Inc., - Class A * (a)                                  78,540   $  1,665,048
Electronics Boutique Holdings Corp. * (a)                  35,700      2,243,388
GameStop Corp. * (a)                                        6,890        216,828
GameStop Corp. * (a)                                       77,260      2,193,411
The Men's Wearhouse, Inc. *                                75,905      2,026,664
                                                                    ------------
                                                                       8,345,339

SEMICONDUCTORS - 2.40%
MEMC Electronic Materials, Inc. * (a)                     125,670      2,864,019
Microsemi Corp. * (a)                                     107,000      2,732,780
                                                                    ------------
                                                                       5,596,799

SOFTWARE - 8.48%
NAVTEQ Corp. * (a)                                         28,160      1,406,592
Opsware, Inc. * (a)                                       469,970      2,439,145
Red Hat, Inc. * (a)                                       218,920      4,638,915
Take-Two Interactive Software, Inc. * (a)                   3,700         81,733
THQ, Inc. * (a)                                           121,890      2,598,684
VeriFone Holdings, Inc. * (a)                             208,720      4,197,359
Verint Systems, Inc. *                                     67,830      2,776,960
Websense, Inc. *                                           31,190      1,597,240
                                                                    ------------
                                                                      19,736,628

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.27%
EFJ, Inc. * (a)                                           169,570      1,744,875
SBA Communications Corp. * (a)                            229,130      3,540,059
                                                                    ------------
                                                                       5,284,934

TRUCKING & FREIGHT - 1.71%
Forward Air Corp. (a)                                      47,770      1,759,847
Knight Transportation, Inc. (a)                            91,420      2,226,991
                                                                    ------------
                                                                       3,986,838
                                                                    ------------
TOTAL COMMON STOCKS (Cost $188,937,489)                             $227,516,977
                                                                    ------------

SHORT TERM INVESTMENTS - 25.62%
State Street Navigator Securities
   Lending Prime Portfolio                            $59,648,536   $ 59,648,536
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $59,648,536)                                                  $ 59,648,536
                                                                    ------------

REPURCHASE AGREEMENTS - 2.50%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $5,818,848 on
   10/3/2005, collateralized by
   $6,090,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $5,937,750, including interest) (c)                $ 5,818,000   $  5,818,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,818,000)                                                $  5,818,000
                                                                    ------------
TOTAL INVESTMENTS (SMALL CAP GROWTH TRUST)
   (COST $254,404,025) - 125.82%                                    $292,983,513

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.82)%                    (60,119,759)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $232,863,754
                                                                    ============

SMALL CAP INDEX TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.26%

ADVERTISING - 0.30%
aQuantive, Inc. * (a)                                        12,539   $  252,410
Greenfield Online, Inc. * (a)                                 3,864       21,020
Marchex, Inc. * (a)                                           4,533       75,067
ValueClick, Inc. * (a)                                       18,380      314,114
Ventiv Health, Inc. *                                         6,008      157,470
                                                                      ----------
                                                                         820,081

AEROSPACE - 1.33%
AAR Corp. *                                                   7,359      126,428
ARGON ST, Inc. *                                              2,049       60,118
Armor Holdings, Inc. *                                        7,660      329,457
Aviall, Inc. *                                                7,519      253,992
BE Aerospace, Inc. *                                         12,791      211,947
Curtiss Wright Corp.                                          4,844      298,923
DRS Technologies, Inc. (a)                                    6,061      299,171
EDO Corp.                                                     3,654      109,730
Esterline Technologies Corp. *                                5,580      211,426
GenCorp, Inc. * (a)                                          12,185      227,250
HEICO Corp. (a)                                               5,369      124,561
Herley Industries, Inc. *                                     3,460       64,460
Innovative Solutions & Support, Inc. * (a)                    3,084       47,894
Integral Systems, Inc. (a)                                    2,792       57,627
K&F Industries Holdings, Inc. *                               1,524       25,496
Moog, Inc., Class A *                                         7,634      225,356
MTC Technologies, Inc. * (a)                                  2,373       75,888
Orbital Sciences Corp., Class A * (a)                        12,451      155,637
Sequa Corp., Class A *                                        1,483       87,497
Teledyne Technologies, Inc. *                                 7,482      257,905
Triumph Group, Inc. *                                         3,588      133,366
United Industrial Corp. (a)                                   2,367       84,620
Woodward Governor Company                                     2,222      188,981
                                                                      ----------
                                                                       3,657,730

AGRICULTURE - 0.14%
Delta & Pine Land Company                                     8,672      229,028
Tejon Ranch Company * (a)                                     2,004       94,188
The Andersons, Inc. (a)                                       1,811       53,026
                                                                      ----------
                                                                         376,242

AIR FREIGHT - 0.07%
ABX Air, Inc. * (a)                                          13,695      112,299
ExpressJet Holdings, Inc. * (a)                              10,175       91,270
                                                                      ----------
                                                                         203,569

AIR TRAVEL - 0.45%
Airtran Holdings, Inc. * (a)                                 19,474      246,541
Alaska Air Group, Inc. * (a)                                  6,115      177,702

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

AIR TRAVEL (CONTINUED)
Continental Airlines, Inc., Class B * (a)                    14,993   $  144,833
Delta Air Lines, Inc. * (a)                                  28,399       21,299
Frontier Airlines, Inc. * (a)                                 8,290       81,076
Mesa Air Group, Inc. * (a)                                    7,456       61,512
Pinnacle Airline Corp. * (a)                                  5,394       35,061
SkyWest, Inc. (a)                                            12,824      343,940
US Airways Group, Inc. * (a)                                  3,531       74,186
World Air Holdings, Inc. *                                    5,725       60,685
                                                                      ----------
                                                                       1,246,835

ALUMINUM - 0.11%
Aleris International Inc. *                                   6,897      189,323
Century Aluminum Company *                                    5,136      115,457
                                                                      ----------
                                                                         304,780

AMUSEMENT & THEME PARKS - 0.02%
Great Wolf Resorts, Inc. * (a)                                5,937       61,389

APPAREL & TEXTILES - 1.20%
Angelica Corp. (a)                                            2,671       47,677
Brown Shoe, Inc.                                              4,138      136,554
Carter's, Inc. *                                              4,141      235,209
Cherokee, Inc.                                                2,073       72,513
Deckers Outdoor Corp. * (a)                                   2,396       57,648
DHB Industries, Inc. * (a)                                    6,229       26,099
Dixie Group, Inc. * (a)                                       3,053       48,665
Ellis Perry International, Inc. *                             2,779       60,415
G & K Services, Class A (a)                                   4,510      177,649
Goodys Family Clothing, Inc.                                  4,847       36,692
Guess, Inc. *                                                 3,708       79,462
Hartmarx Corp. * (a)                                          6,312       41,344
Interface, Inc., Class A *                                   10,818       89,357
Joseph A. Bank Clothiers, Inc. * (a)                          3,063      132,383
Kellwood Company (a)                                          6,262      161,873
K-Swiss, Inc., Class A (a)                                    5,689      168,224
Maidenform Brands, Inc. *                                     1,499       20,611
Movado Group, Inc.                                            4,693       87,853
Oakley, Inc.                                                  5,632       97,659
Oxford Industries, Inc.                                       3,216      145,106
Phillips Van Heusen Corp.                                     6,002      186,182
Russell Corp. (a)                                             7,739      108,655
Skechers United States of America, Inc., Class A *            5,262       86,139
Stage Stores, Inc.                                            6,226      167,293
Stride Rite Corp.                                             8,797      112,777
The Gymboree Corp. *                                          7,323       99,886
Unifirst Corp.                                                2,257       79,153
Warnaco Group, Inc. *                                        10,448      228,916
Wellman, Inc. (a)                                             7,416       46,943
Wolverine World Wide, Inc.                                   13,042      274,534
                                                                      ----------
                                                                       3,313,471

AUTO PARTS - 0.89%
Aftermarket Technology Corp. *                                5,090   $   93,605
American Axle & Manufacturing Holdings, Inc. (a)              9,355      215,913
Arvinmeritor, Inc.                                           15,458      258,458
Commercial Vehicle Group, Inc. * (a)                          3,045       63,762
CSK Auto Corp. *                                             10,219      152,059
Federal Signal Corp. (a)                                     11,092      189,562
Hayes Lemmerz International, Inc. * (a)                       8,911       39,921
Keystone Automotive Industries, Inc. *                        3,863      111,293
LKQ Corp. *                                                   3,315      100,113
Modine Manufacturing Company (a)                              7,871      288,708
Noble International, Ltd. (a)                                 2,123       51,292
Pep Boys - Manny, Moe & Jack (a)                             12,374      171,256
Standard Motor Products, Inc., Class A (a)                    3,887       31,524
Strattec Security Corp. *                                     1,231       63,827
Superior Industries International, Inc. (a)                   5,013      107,880
TBC Corp. *                                                   5,185      178,831
Titan International, Inc.                                     3,229       44,334
Visteon Corp. * (a)                                          28,756      281,234
                                                                      ----------
                                                                       2,443,572

AUTO SERVICES - 0.14%
Dollar Thrifty Automotive Group, Inc. * (a)                   5,647      190,134
Lithia Motors, Inc., Class A                                  3,670      106,357
Midas, Inc. *                                                 3,849       76,518
                                                                      ----------
                                                                         373,009

AUTOMOBILES - 0.25%
Americas Car Mart, Inc. * (a)                                 2,542       45,603
Marine Products Corp. (a)                                     3,354       36,995
Monaco Coach Corp. (a)                                        5,947       87,659
Monro Muffler Brake, Inc.                                     2,711       71,218
Rush Enterprises, Inc. *                                      5,279       80,663
Tenneco Automotive, Inc. *                                    9,843      172,351
United Auto Group, Inc.                                       5,910      195,266
                                                                      ----------
                                                                         689,755

BANKING - 9.38%
ABC Bancorp. (a)                                              4,051       77,739
Alabama National BanCorp (a)                                  3,273      209,276
Amcore Financial, Inc. (a)                                    5,039      157,267
Amegy Bancorp, Inc.                                          15,789      357,305
Americanwest BanCorp *                                        3,473       80,296
Ames National Corp. (a)                                       2,556       70,546
Anchor BanCorp Wisconsin, Inc.                                5,500      162,140
Arrow Financial Corp.                                         3,210       87,055
BancFirst Corp. (a)                                           1,014       86,190
BancorpSouth, Inc. (a)                                       17,304      395,396
Bank Granite Corp. (a)                                        4,398       83,738
Bank Mutual Corp.                                            13,948      149,523
Bank of the Ozarks, Inc. (a)                                  2,899       99,523

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
BankAtlantic Bancorp, Inc., Class A                             9,998   $169,866
BankFinancial Corp. *                                           1,858     26,384
BankUnited Financial Corp., Class A                             6,090    139,278
Banner Corp. (a)                                                2,945     78,455
BFC Financial Corp. *                                           5,730     39,995
Boston Private Financial Holdings, Inc. (a)                     6,496    172,404
Brookline Bancorp, Inc. (a)                                    14,486    229,168
Camden National Corp.                                           2,549     96,021
Capital City Bank Group, Inc. (a)                               2,967    111,886
Capital Corp of the West                                        2,703     82,577
Capital Crossing Bank * (a)                                     1,779     61,802
Capitol Bancorp, Ltd. (a)                                       3,135    101,574
Cardinal Financial Corp. * (a)                                  6,651     64,182
Cascade Bancorp                                                 4,564     95,342
Cathay General Bancorp, Inc. (a)                               10,229    362,720
Center Financial Corp.                                          2,823     66,340
Central Pacific Financial Corp.                                 6,887    242,285
Chemical Financial Corp. (a)                                    5,970    194,025
Chittenden Corp. (a)                                           10,568    280,158
Citizens & Northern Corp. (a)                                   2,481     66,243
Citizens Banking Corp.                                          9,875    280,450
Coastal Financial Corp. (a)                                     4,237     63,640
CoBiz, Inc. (a)                                                 3,979     74,049
Columbia Banking System, Inc. (a)                               4,119    108,041
Commercial Federal Corp.                                        8,734    298,179
Community Bank Systems, Inc. (a)                                7,031    158,901
Community Banks, Inc. (a)                                       6,694    188,168
Community Trust Bancorp, Inc. (a)                               3,873    124,633
Corus Bankshares, Inc. (a)                                      4,137    226,832
CVB Financial Corp. (a)                                        11,003    204,656
Digital Insight Corp. *                                         7,857    204,753
Dime Community Bancorp, Inc.                                    6,701     98,639
Doral Financial Corp. (a)                                      19,147    250,251
Enterprise Financial Services Corp.                             2,710     57,506
F.N.B. Corp. (a)                                               12,998    224,605
Fidelity Bankshares, Inc.                                       5,400    164,970
First BanCorp Puerto Rico                                      15,172    256,710
First Bancorp (a)                                               3,397     68,076
First Charter Corp.                                             7,213    176,574
First Citizens Bancshares, Inc.                                 1,346    229,695
First Commonwealth Financial Corp.                             16,502    219,972
First Community Bancorp                                         3,146    150,473
First Community Bancshares, Inc. (a)                            2,842     83,384
First Defiance Financial Corp.                                  2,456     67,368
First Financial BanCorp (a)                                     8,348    155,273
First Financial Bankshares, Inc. (a)                            4,558    158,755
First Financial Corp.                                           3,606     97,362
First Financial Holdings, Inc.                                  3,473    106,691
First Indiana Corp. (a)                                         2,912   $ 99,212
First Merchants Corp.                                           4,829    124,733
First Midwest Bancorp, Inc. (a)                                10,390    386,924
First Niagara Financial Group, Inc.                            26,211    378,487
First Place Financial Corp. (a)                                 4,233     93,846
First Republic Bank                                             4,970    175,093
First State Bancorporation                                      4,294     90,990
FirstFed Financial Corp. * (a)                                  3,829    206,038
Flagstar Bancorp, Inc. (a)                                      7,809    125,725
Flushing Financial Corp.                                        5,165     84,551
Franklin Bank Corp. *                                           5,248     84,755
Frontier Financial Corp. (a)                                    5,865    170,085
GB&T Bancshares, Inc. (a)                                       3,569     75,770
Glacier Bancorp, Inc.                                           7,182    221,708
Gold Banc Corp., Inc.                                           9,356    139,404
Great Southern Bancorp, Inc. (a)                                2,712     81,143
Greater Bay Bancorp                                            11,474    282,719
Greenhill & Company, Inc. (a)                                   2,743    114,356
Hancock Holding Company (a)                                     6,241    213,068
Hanmi Financial Corp.                                           9,177    164,727
Harleysville National Corp. (a)                                 6,469    141,995
Heritage Commerce Corp. * (a)                                   3,567     74,194
Horizon Financial Corp.                                         3,469     76,318
Hudson United Bancorp                                          10,049    425,374
IBERIABANK Corp.                                                2,553    135,692
Independent Bank Corp. - MA (a)                                 3,900    118,482
Independent Bank Corp. - MI (a)                                 5,411    157,135
Integra Bank Corp. (a)                                          4,236     91,921
Interchange Financial Services Corp.                            4,849     83,694
Irwin Financial Corp. (a)                                       4,353     88,758
KNBT Bancorp, Inc.                                              7,940    123,626
Lakeland Bancorp, Inc. (a)                                      5,437     83,349
Lakeland Financial Corp.                                        2,175     89,936
Macatawa Bank Corp. (a)                                         2,610     89,288
MAF Bancorp, Inc.                                               7,428    304,548
Main Street Banks, Inc. (a)                                     3,788    101,518
MainSource Financial Group, Inc.                                3,892     69,005
MB Financial, Inc.                                              5,186    202,150
MBT Financial Corp.                                             4,312     79,470
Mercantile Bankcorp                                             2,177     93,154
Mid-State Bancshares                                            5,468    150,425
Nara Bancorp, Inc.                                              4,566     68,262
National Penn Bancshares, Inc. (a)                              8,300    206,587
Netbank, Inc.                                                  11,136     92,540
Newalliance Bancshares, Inc.                                   25,652    375,545
Northern Empire Bancshares * (a)                                2,331     58,088
Northwest Bancorp, Inc.                                         4,785    101,681
Old National Bancorp                                           15,480    328,486

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Old Second Bancorp, Inc. (a)                                 3,448   $   102,888
Omega Financial Corp. (a)                                    3,479        97,516
Oriental Financial Group, Inc. (a)                           4,926        60,294
Pacific Capital Bancorp (a)                                 10,334       344,019
Park National Corp. (a)                                      2,784       301,424
Partners Trust Financial Group, Inc. (a)                    11,795       135,878
Peapack Gladstone Financial Corp. (a)                        2,508        68,819
Peoples Bancorp, Inc. (a)                                    2,797        77,281
PFF Bancorp, Inc.                                            4,598       139,135
Pinnacle Financial Partners, Inc. * (a)                      2,511        63,227
PremierWest Bancorp * (a)                                    3,859        58,271
PrivateBankcorp, Inc. (a)                                    3,877       132,904
Prosperity Bancshares, Inc. (a)                              5,131       155,213
Provident Bankshares Corp.                                   7,615       264,850
Provident Finacial Services (a)                             16,372       288,147
Provident New York Bancorp (a)                               9,810       114,483
R & G Financial Corp., Class B (a)                           6,269        86,199
Renasant Corp. (a)                                           2,999        94,918
Republic Bancorp, Inc. (a)                                  16,248       229,747
S & T Bancorp, Inc. (a)                                      6,433       243,167
S.Y. Bancorp, Inc. (a)                                       3,515        83,587
Sandy Spring Bancorp, Inc.                                   3,824       128,869
SCBT Financial Corp. (a)                                     2,661        84,034
Security Bank Corp. (a)                                      2,934        73,027
Simmons First National Corp., Class A                        3,874       110,486
Southwest Bancorp, Inc.                                      3,693        81,135
State Financial Services Corp.                               1,678        61,281
Sterling Bancorp                                             4,637       104,379
Sterling Bancshares, Inc.                                   10,663       156,853
Sterling Financial Corp., Pennsylvania (a)                   6,270       126,340
Sterling Financial Corp., Washington (a)                     8,002       180,445
Suffolk Bancorp (a)                                          2,791        89,061
Susquehanna Bancshares, Inc.                                10,717       257,637
SVB Financial Group * (a)                                    7,870       382,797
Texas Capital Bancshares, Inc. * (a)                         5,327       112,666
Texas Regional Bancshares, Inc., Class A                     9,331       268,639
Tierone Corp.                                                4,574       120,342
Trico Bancshares (a)                                         3,581        77,063
TrustCo Bank Corp. (a)                                      17,543       219,814
Trustmark Corp. (a)                                         10,694       297,828
U.S.B. Holding Company, Inc.                                 3,129        71,341
UCBH Holdings, Inc. (a)                                     20,484       375,267
Umpqua Holdings Corp. (a)                                   10,355       251,834
Union Bankshares Corp.                                       2,351        98,225
United Bankshares, Inc.                                      8,555       298,997
United Community Banks, Inc. (a)                             7,402       210,957
United Security Bancshares, Inc. (a)                         1,860        51,038
Univest Corp. of Pennsylvania (a)                            3,035        83,918
Unizan Financial Corp.                                       5,437   $   131,630
Vineyard National Bancorp Company (a)                        2,141        63,267
Virginia Financial Group, Inc. (a)                           2,292        82,627
W Holding Company, Inc. (a)                                 24,295       232,260
Washington Trust Bancorp, Inc.                               3,183        86,546
Wesbanco, Inc.                                               5,417       148,967
West Bancorp. , Inc. (a)                                     4,767        88,285
West Coast Bancorp                                           4,071       101,775
Westamerica Bancorporation                                   7,447       384,637
Western Sierra Bancorp *                                     1,990        68,536
Wilshire Bancorp, Inc. (a)                                   4,042        61,843
Wintrust Financial Corp. (a)                                 5,342       268,489
Yardville National Bancorp                                   2,436        85,869
                                                                     -----------
                                                                      25,840,831

BIOTECHNOLOGY - 2.13%
Aastrom Biosciences, Inc. * (a)                             23,055        54,179
Applera Corp. - Celera Genomics Group * (a)                 16,490       200,024
Arena Pharmaceuticals, Inc. * (a)                            8,308        82,249
Arqule, Inc. *                                               7,627        59,719
Bio Reference Labs, Inc. *                                   2,732        47,236
Bio-Rad Laboratories, Inc., Class A *                        4,007       220,345
Cell Therapeutics, Inc. * (a)                               14,980        42,843
Coley Pharmaceutical Group, Inc. *                           1,128        20,530
Cotherix, Inc. *                                             3,032        42,296
deCODE genetics, Inc. * (a)                                 12,369       103,776
Digene Corp. * (a)                                           3,356        95,646
Discovery Laboratories, Inc. * (a)                          12,198        78,677
Exelixis, Inc. * (a)                                        17,471       134,003
Genitope Corp. * (a)                                         5,528        38,364
Geron Corp. * (a)                                           12,479       128,159
Human Genome Sciences, Inc. * (a)                           29,144       396,067
ICOS Corp. * (a)                                            14,276       394,303
Integra LifeSciences Holdings Corp. * (a)                    4,730       180,970
Intermune, Inc. * (a)                                        5,775        95,576
Keryx Biopharmaceuticals, Inc. *                             5,409        85,246
Lexicon Genetics, Inc. * (a)                                14,703        58,518
Martek Biosciences Corp. * (a)                               7,024       246,753
Medarex, Inc. * (a)                                         24,749       235,610
MGI Pharma, Inc. *                                          16,012       373,240
Molecular Devices Corp. * (a)                                4,064        84,897
Momenta Pharmaceuticals, Inc. * (a)                          1,911        52,075
Monogram Biosciences, Inc. * (a)                            28,097        66,028
Myogen, Inc. * (a)                                           4,425       103,988
Myriad Genetics, Inc. * (a)                                  6,901       150,856
Nabi Biopharmaceuticals * (a)                               13,241       173,457
Nektar Therapeutics *                                       19,018       322,355
Neurocrine Biosciences, Inc. *                               8,169       401,833
Orchid Cellmark, Inc. * (a)                                  5,717        48,595

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
PRA International * (a)                                       2,530   $   76,684
Progenics Pharmaceuticals, Inc. * (a)                         3,997       94,769
Progress Software Corp. *                                     8,393      266,646
Serologicals Corp. * (a)                                      7,770      175,291
StemCells, Inc. * (a)                                        14,196       78,362
Tanox, Inc. * (a)                                             5,699       83,490
Telik, Inc. * (a)                                            11,647      190,545
Tercica, Inc. *                                               1,865       21,037
Trimeris, Inc. * (a)                                          4,512       69,214
                                                                      ----------
                                                                       5,874,451

BROADCASTING - 0.72%
Citadel Broadcasting Corp. * (a)                              9,785      134,348
Cox Radio, Inc., Class A *                                    8,765      133,228
Cumulus Media, Inc., Class A * (a)                           12,934      161,546
Emmis Communications Corp., Class A *                         7,186      158,739
Entercom Communications Corp. *                               8,025      253,510
Entravision Communications Corp., Class A *                  17,583      138,378
Gray Television, Inc. (a)                                    10,201      108,028
Journal Communications, Inc. (a)                              6,531       97,312
Mediacom Communications Corp., Class A * (a)                 14,184      104,678
Radio One, Inc., Class D * (a)                               18,829      247,601
Regent Communications, Inc. * (a)                             9,798       51,537
Saga Communications, Inc., Class A * (a)                      4,692       62,404
Salem Communications Corp., Class A *                         2,909       53,642
Sinclair Broadcast Group, Inc., Class A                      10,387       92,133
Spanish Broadcasting System, Inc., Class A *                  9,266       66,530
World Wrestling Entertainment, Inc., Class A                  5,887       76,531
WorldSpace, Inc. *                                            2,013       28,363
                                                                      ----------
                                                                       1,968,508

BUILDING MATERIALS & CONSTRUCTION - 1.18%
Apogee Enterprises, Inc.                                      6,752      115,459
Beacon Roofing Supply, Inc. *                                 3,838      125,388
Builders FirstSource, Inc. *                                  1,371       30,614
Corrections Corp. of America *                                8,765      347,971
Dycom Industries, Inc. * (a)                                 10,895      220,297
Eagle Materials, Inc. (a)                                     4,117      499,680
ElkCorp                                                       4,524      161,824
Griffon Corp. * (a)                                           6,597      162,286
Hughes Supply, Inc.                                          14,752      480,915
Interline Brands, Inc. *                                      2,901       60,950
Lennox International, Inc. (a)                               11,168      306,115
Levitt Corp., Class A (a)                                     3,751       86,048
LSI Industries, Inc.                                          5,283      100,377
NCI Building Systems, Inc. * (a)                              4,679      190,856
Perini Corp. *                                                4,625       84,175
Trex Company, Inc. * (a)                                      2,674       64,176
WCI Commmunities, Inc. * (a)                                  7,702      218,506
                                                                      ----------
                                                                       3,255,637

BUSINESS SERVICES - 4.85%
ABM Industries, Inc. (a)                                      9,078   $  188,913
Acxiom Corp.                                                 19,512      365,265
Administaff, Inc.                                             4,406      175,094
ADVO, Inc.                                                    7,113      222,566
AMERCO, Inc. *                                                2,351      136,805
Arbitron, Inc. (a)                                            7,021      279,717
Banta Corp.                                                   5,692      289,666
BearingPoint, Inc. * (a)                                     40,818      309,809
Black Box Corp. (a)                                           3,812      159,952
Bowne & Company, Inc. (a)                                     7,901      112,905
Bright Horizons Family Solutions, Inc. *                      6,163      236,659
Catalina Marketing Corp. (a)                                 11,335      257,758
CDI Corp. (a)                                                 2,988       88,266
Central Parking Corp.                                         4,632       69,248
Clark, Inc. (a)                                               3,994       67,219
Coinstar, Inc. * (a)                                          5,791      107,191
Compucredit Corp. *                                           4,319      191,850
COMSYS IT Partners, Inc. * (a)                                3,034       37,045
CoStar Group, Inc. *                                          3,712      173,425
CRA International, Inc. *                                     2,297       95,762
CSG Systems International, Inc. *                            11,316      245,670
DiamondCluster International, Inc., Class A *                 6,804       51,574
eFunds Corp. *                                               10,142      190,974
Electro Rent Corp. *                                          4,676       58,824
Ennis Business Forms, Inc. (a)                                6,279      105,487
Entrust Technologies, Inc. * (a)                             14,549       81,474
Euronet Worldwide, Inc. *                                     7,005      207,278
Exponent, Inc. *                                              2,370       74,394
FactSet Research Systems, Inc. (a)                            7,626      268,740
Forrester Research, Inc. *                                    3,174       66,083
FTI Consulting, Inc. * (a)                                    9,681      244,542
Gartner Group, Inc., Class A * (a)                           12,491      146,020
Geo Group, Inc. *                                             2,397       63,520
Gevity HR, Inc.                                               6,277      170,985
GSI Commerce, Inc. * (a)                                      7,026      139,817
Healthcare Services Group, Inc. (a)                           6,204      119,427
Heidrick & Struggles International, Inc. *                    4,441      143,800
Hudson Highland Group, Inc. * (a)                             4,900      122,353
Infocrossing, Inc. * (a)                                      4,742       43,579
Informatica Corp. *                                          19,568      235,207
Insight Enterprises, Inc. *                                  10,961      203,875
Intervoice Brite, Inc. * (a)                                  8,619       77,657
Jackson Hewitt Tax Service, Inc.                              8,459      202,255
John H. Harland Company (a)                                   6,274      278,566
Kanbay International, Inc. * (a)                              5,623      105,712
Kelly Services, Inc., Class A                                 4,292      131,593
Kforce, Inc. *                                                7,647       78,764
Korn/Ferry International * (a)                                7,683      125,924

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Labor Ready, Inc. * (a)                                     10,276   $   263,579
LECG Corp. * (a)                                             3,519        80,937
MAXIMUS, Inc.                                                4,350       155,512
McGrath Rentcorp (a)                                         4,846       137,287
MPS Group, Inc. *                                           23,038       271,848
Navigant Consulting Company *                               10,973       210,243
NCO Group, Inc. *                                            7,228       149,330
Paxar Corp. * (a)                                            8,064       135,878
Perot Systems Corp., Class A *                              18,001       254,714
PHH Corp. *                                                 11,695       321,145
Pre-Paid Legal Services, Inc. (a)                            2,234        86,456
PRG-Schultz International, Inc. *                           10,434        31,406
Quest Software, Inc. * (a)                                  14,316       215,742
Rent-Way, Inc. * (a)                                         6,433        44,195
Resource America, Inc. (a)                                   3,748        66,452
Resources Connection, Inc. * (a)                            10,618       314,611
Rollins, Inc.                                                6,563       128,110
Scansource, Inc. * (a)                                       2,851       138,958
Seachange International, Inc. * (a)                          5,897        37,505
SFBC International, Inc. * (a)                               4,102       182,088
Sirva, Inc. *                                                5,299        39,531
Sonicwall, Inc. *                                           12,190        77,406
Sotheby's Holdings, Inc., Class A *                          9,228       154,292
Source Interlink Companies * (a)                             7,619        84,266
SOURCECORP, Inc. *                                           3,687        79,049
Spherion Corp. *                                            14,186       107,814
StarTek, Inc. (a)                                            2,688        35,482
TALX Corp.                                                   4,320       141,653
Teletech Holdings, Inc. * (a)                                8,071        80,871
TETRA Technologies, Inc. *                                  11,724       197,198
Tyler Technologies, Inc. * (a)                               8,609        71,283
URS Corp. *                                                  9,141       369,205
Valassis Communications, Inc. *                             11,163       435,134
Viad Corp.                                                   5,162       141,181
Volt Information Sciences, Inc. *                            2,005        40,742
Watson Wyatt & Company Holdings                              7,386       199,053
Wind River Systems, Inc. * (a)                              15,887       205,419
Wireless Facilities, Inc. * (a)                             12,825        74,385
Zhone Technologies, Inc. * (a)                              21,305        55,606
                                                                     -----------
                                                                      13,364,775

CABLE AND TELEVISION - 0.22%
Charter Communications, Inc., Class A * (a)                 64,507        96,761
Insight Communications Company, Inc., Class A * (a)         11,481       133,524
Lin TV Corp. * (a)                                           6,349        88,569
LodgeNet Entertainment Corp. * (a)                           4,105        60,467
Superior Essex, Inc. *                                       4,212        75,858
Time Warner Telecom, Inc., Class A *                        11,738        91,556
TiVo, Inc. * (a)                                            12,768   $    70,096
                                                                     -----------
                                                                         616,831

CELLULAR COMMUNICATIONS - 0.35%
Dobson Communications Corp., Class A * (a)                  25,475       195,648
EndWave Corp. * (a)                                          1,551        20,008
Jamdat Mobile, Inc * (a)                                     2,642        55,482
Novatel Wireless, Inc * (a)                                  6,496        93,997
RF Micro Devices, Inc. * (a)                                41,585       234,955
Syniverse Holdings, Inc. *                                   4,001        61,615
UbiquiTel, Inc. * (a)                                       17,202       150,346
USA Mobility, Inc. * (a)                                     6,020       162,420
                                                                     -----------
                                                                         974,471

CHEMICALS - 1.27%
A. Schulman, Inc. (a)                                        7,090       127,265
Albany Molecular Research, Inc. *                            5,489        66,856
American Vanguard Corp. (a)                                  2,726        49,913
Arch Chemicals, Inc.                                         5,422       126,062
Balchem Corp. (a)                                            2,109        58,103
Cabot Microelectronics Corp. * (a)                           5,484       161,120
Calgon Carbon Corp. (a)                                      8,261        65,262
Cambrex Corp.                                                6,039       114,499
CF Industries Holdings, Inc. *                               6,087        90,148
Ferro Corp.                                                  9,391       172,043
Georgia Gulf Corp. (a)                                       7,588       182,719
Glenayre Technologies, Inc. *                               15,597        55,993
H.B. Fuller Company (a)                                      6,484       201,523
Hercules, Inc. *                                            25,188       307,797
MacDermid, Inc.                                              6,860       180,144
Minerals Technologies, Inc.                                  4,522       258,704
Newmarket Corp. *                                            4,156        72,065
Octel Corp.                                                  3,219        53,661
Olin Corp. (a)                                              15,812       300,270
OM Group, Inc. *                                             6,362       128,067
Pioneer Companies, Inc. * (a)                                2,687        64,649
Polyone Corp. * (a)                                         20,578       124,703
Terra Industries, Inc. * (a)                                20,859       138,712
UAP Holding Corp.                                            7,581       137,216
Valence Technology, Inc. *                                   8,545        23,157
W. R. Grace & Company * (a)                                 14,965       133,937
Westlake Chem Corp.                                          2,920        79,074
Zoltek Companies, Inc. * (a)                                 2,641        34,729
                                                                     -----------
                                                                       3,508,391

COAL - 0.13%
Foundation Coal Holdings, Inc. (a)                           5,327       204,823
James River Coal Company *                                   2,990       150,905
                                                                     -----------
                                                                         355,728

COLLEGES & UNIVERSITIES - 0.19%
Corinthian Colleges, Inc. * (a)                             20,264       268,903

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COLLEGES & UNIVERSITIES (CONTINUED)
DeVry, Inc. *                                                13,011   $  247,860
                                                                      ----------
                                                                         516,763

COMMERCIAL SERVICES - 0.41%
Blue Nile, Inc. *                                             3,378      106,880
CBIZ, Inc. *                                                 15,233       77,688
Cenveo, Inc. * (a)                                           11,211      116,258
Chemed Corp.                                                  5,654      245,044
Color Kinetics, Inc. * (a)                                    3,422       51,330
Morningstar, Inc. *                                             706       22,592
Odyssey Marine Exploration, Inc. * (a)                        8,924       32,930
Providence Service Corp. *                                    2,482       75,924
TNS, Inc. *                                                   3,015       73,114
Vertrue, Inc. * (a)                                           1,834       66,666
Waste Services, Inc. * (a)                                   14,712       54,434
Wright Express Corp. * (a)                                    9,174      198,067
                                                                      ----------
                                                                       1,120,927

COMPUTERS & BUSINESS EQUIPMENT - 2.82%
3Com Corp. *                                                 85,413      348,485
3D Systems Corp. *                                            2,849       63,333
ADE Corp. *                                                   2,398       53,907
Advanced Digital Information Corp. *                         14,599      137,231
Agilysys, Inc. (a)                                            6,538      110,100
Anteon International Corp. *                                  6,157      263,273
Applied Films Corp. * (a)                                     3,436       72,156
Benchmark Electronics, Inc. *                                 9,148      275,538
Brocade Communications Systems, Inc. * (a)                   59,831      244,110
Brooks Automation, Inc. *                                    10,164      135,486
Cogent, Inc. * (a)                                            4,986      118,417
Cyberguard Corp. *                                            5,135       42,364
Digi International, Inc. *                                    5,505       59,069
Dot Hill Systems Corp. *                                     10,211       68,720
Echelon Corp. * (a)                                           7,183       66,155
Electronics For Imaging, Inc. *                              12,071      276,909
Extreme Networks, Inc. *                                     27,269      121,347
Falconstor Software, Inc. * (a)                               5,822       35,281
FileNET Corp. *                                               9,154      255,397
Foundry Networks, Inc. *                                     27,190      345,313
Gateway, Inc. * (a)                                          57,408      155,002
Helix Technology Corp.                                        6,018       88,765
Henry, Jack & Associates, Inc. (a)                           16,169      313,679
Hypercom Corp. * (a)                                         12,054       78,592
InPhonic, Inc. * (a)                                          3,543       48,716
Intergraph Corp. * (a)                                        6,226      278,364
Intervideo, Inc. * (a)                                        2,524       25,316
Ixia *                                                        7,342      108,001
Komag, Inc. * (a)                                             6,443      205,918
Kronos, Inc. *                                                7,161      319,667
Lexar Media, Inc. * (a)                                      17,973      115,027
Maxtor Corp. * (a)                                           56,525   $  248,710
Merge Technologies, Inc. *                                    3,017       51,561
Micros Systems, Inc. *                                        8,476      370,825
Mobility Electronics, Inc. * (a)                              6,310       67,265
MTS Systems Corp.                                             4,480      169,210
Multi-Fineline Electronix, Inc. *                             1,832       53,623
Ness Technologies, Inc. * (a)                                 4,540       45,400
Netscout Systems, Inc. *                                      5,816       31,581
Oplink Communications, Inc. *                                25,195       38,296
Palm, Inc. * (a)                                              9,279      262,874
PAR Technology Corp. * (a)                                      988       22,724
Phoenix Technology, Ltd. *                                    6,319       47,582
Plexus Corp. *                                                9,789      167,294
Quantum Corp. * (a)                                          41,444      128,062
Radiant Systems, Inc. * (a)                                   5,478       56,533
RadiSys Corp. * (a)                                           4,645       90,113
Rimage Corp. * (a)                                            2,560       68,275
SI International, Inc. * (a)                                  2,289       70,890
Silicon Storage Technology, Inc. * (a)                       19,731      106,153
Sonic Solutions * (a)                                         5,518      118,637
Standard Microsystems Corp. *                                 4,821      144,196
Stratasys, Inc. * (a)                                         2,437       72,379
Sykes Enterprises, Inc. * (a)                                 6,094       72,519
Synaptics, Inc. * (a)                                         5,255       98,794
Trident Microsystems, Inc. * (a)                              5,663      180,140
Virage Logic Corp. * (a)                                      3,382       26,210
Witness Systems, Inc. * (a)                                   6,136      128,181
                                                                      ----------
                                                                       7,767,665

CONSTRUCTION & MINING EQUIPMENT - 0.52%
A.S.V., Inc. * (a)                                            4,058       91,914
Astec Industries, Inc. *                                      3,601      102,233
Bucyrus International, Inc., Class A                          4,532      222,657
Carbo Ceramics, Inc.                                          4,485      295,965
Dril-Quip, Inc. *                                               575       27,600
Kaman Corp., Class A                                          5,429      111,023
Layne Christensen Company *                                   2,606       61,371
Parker Drilling Company * (a)                                21,942      203,402
Washington Group International, Inc. *                        5,813      313,263
                                                                      ----------
                                                                       1,429,428

CONSTRUCTION MATERIALS - 1.03%
Ameron International Corp. (a)                                2,264      105,050
Applied Industrial Technologies, Inc. (a)                     6,761      242,585
Clarcor, Inc. (a)                                            11,620      333,726
Comfort Systems USA, Inc. *                                   9,589       84,479
EMCOR Group, Inc. *                                           3,462      205,297
Granite Construction, Inc. (a)                                7,842      299,878
JLG Industries, Inc. (a)                                     11,236      411,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS (CONTINUED)
Regal-Beloit Corp. (a)                                        5,575   $  180,853
Simpson Manufacturing, Inc. (a)                               8,100      317,034
Standex International Corp.                                   3,397       89,443
Trinity Industries, Inc. (a)                                  9,121      369,309
Universal Forest Products, Inc.                               3,561      204,116
                                                                      ----------
                                                                       2,842,895

CONTAINERS & GLASS - 0.52%
Graphic Packaging Corp. * (a)                                14,616       40,925
Greif, Inc., Class A (a)                                      3,462      208,066
Jarden Corp. * (a)                                           10,674      438,381
Longview Fibre Company (a)                                   11,442      223,005
Mobile Mini, Inc. * (a)                                       3,412      147,910
Silgan Holdings, Inc.                                         5,092      169,360
West Pharmaceutical Services, Inc. (a)                        7,120      211,250
                                                                      ----------
                                                                       1,438,897

COSMETICS & TOILETRIES - 0.30%
Chattem, Inc. * (a)                                           4,008      142,284
Elizabeth Arden, Inc. *                                       6,035      130,235
Nature's Sunshine Products, Inc. (a)                          2,881       66,955
Nu Skin Enterprises, Inc., Class A (a)                       12,747      242,830
Parlux Fragrances, Inc. * (a)                                 1,500       43,710
Playtex Products, Inc. * (a)                                  9,571      105,281
Revlon, Inc., Class A * (a)                                  33,386      107,503
                                                                      ----------
                                                                         838,798

CRUDE PETROLEUM & NATURAL GAS - 1.21%
Cabot Oil & Gas Corp., Class A                               10,942      552,680
Cimarex Energy Company *                                     18,065      818,887
Edge Petroleum Corp. *                                        4,419      116,617
Endeavour International Corp. * (a)                          13,969       69,845
FX Energy, Inc. * (a)                                         8,112       97,101
Gasco Energy, Inc. *                                         15,336      101,984
Goodrich Petroleum Corp. *                                    2,458       57,689
Harvest Natural Resources, Inc. * (a)                         8,655       92,868
Hydril *                                                      4,362      299,408
Parallel Petroleum Corp. *                                    7,716      108,024
Petroquest Energy, Inc. *                                     9,882      103,168
Spinnaker Exploration Company * (a)                           5,595      361,941
Swift Energy Company *                                        6,350      290,513
Toreador Resources Corp. * (a)                                3,328      117,811
Tri-Valley Corp. * (a)                                        5,191       51,650
W&T Offshore, Inc.                                            2,865       92,912
                                                                      ----------
                                                                       3,333,098

DOMESTIC OIL - 2.27%
Atlas America, Inc. * (a)                                     2,225      108,691
Berry Petroleum Company, Class A (a)                          3,879      258,691
Brigham Exploration Company * (a)                             6,775       87,059
Carrizo Oil & Gas, Inc. * (a)                                 4,440      130,092
Comstock Resources, Inc. *                                    9,136      299,752
Delta Petroleum Corp. * (a)                                   7,061   $  146,869
Encore Aquisition Company * (a)                              11,170      433,955
Energy Partners, Ltd. *                                       7,486      233,713
Frontier Oil Corp.                                           12,276      544,441
Giant Industries, Inc. * (a)                                  3,076      180,069
Holly Corp.                                                   4,928      315,293
Houston Exploration Company *                                 6,377      428,853
KCS Energy, Inc. * (a)                                       11,147      306,877
Maverick Tube Corp. *                                         9,394      281,820
McMoran Exploration Company * (a)                             4,778       92,884
Meridian Resource Corp. *                                    19,541       81,486
Oil States International, Inc. *                              9,324      338,554
Remington Oil Gas Corp. *                                     5,258      218,207
St. Mary Land & Exploration Company (a)                      12,866      470,896
Stone Energy Corp. *                                          5,325      325,038
Syntroleum Corp. * (a)                                        8,895      129,511
TETRA Technologies, Inc. *                                    7,902      246,700
Warren Resources, Inc. * (a)                                  4,709       78,876
Whiting Petroleum Corp. *                                     6,677      292,720
Williams Clayton Energy, Inc. * (a)                           1,447       62,510
World Fuel Services Corp.                                     5,173      167,864
                                                                      ----------
                                                                       6,261,421

DRUGS & HEALTH CARE - 2.42%
1 800 Contacts * (a)                                          2,333       43,744
Abaxis, Inc. * (a)                                            4,839       63,149
Abiomed, Inc. * (a)                                           4,758       47,913
Acadia Pharmaceuticals, Inc. * (a)                            4,375       49,744
Alliance Imaging, Inc. * (a)                                  3,261       27,882
Alpharma, Inc., Class A                                       8,837      219,776
Antigenics, Inc. * (a)                                        6,922       37,517
Ariad Pharmaceuticals, Inc. * (a)                            12,096       89,873
Arrow International, Inc. (a)                                 4,935      139,167
Beverly Enterprises, Inc. * (a)                              24,392      298,802
Bioenvision, Inc. *                                           9,348       75,064
Biomarin Pharmaceutical, Inc. * (a)                          15,652      136,642
Candela Corp. *                                               5,585       54,845
Cell Genesys, Inc. * (a)                                     10,452       57,277
CNS, Inc. (a)                                                 3,456       90,098
Conmed Corp. * (a)                                            6,761      188,497
Conor Medsystems, Inc. *                                      1,077       25,310
Curagen Corp. * (a)                                          10,266       50,817
Curis, Inc. * (a)                                            11,581       53,157
CV Therapeutics, Inc. * (a)                                   8,942      239,199
Datascope Corp.                                               2,815       87,321
Dendreon Corp. * (a)                                         13,350       89,579
Diversa Corp. *                                               5,835       33,785
DOV Pharmaceutical, Inc. * (a)                                5,300       89,994
Durect Corp., Inc. * (a)                                      8,891       60,903

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Enzo Biochem, Inc. * (a)                                      6,248   $   95,969
Enzon Pharmaceuticals, Inc. *                                 9,978       66,154
Gentiva Health Services, Inc. *                               5,411       98,047
Healthextras, Inc. * (a)                                      4,922      105,232
IDX Systems Corp. * (a)                                       5,678      245,176
I-Flow Corp. * (a)                                            4,644       63,669
Illumina, Inc. * (a)                                          8,174      104,709
Immucor Corp. *                                              10,223      280,519
Immunogen, Inc. * (a)                                         9,643       70,780
Intuitive Surgical, Inc. * (a)                                7,743      567,484
Invacare Corp.                                                6,913      288,065
K-V Pharmaceutical Company, Class A *                         8,083      143,635
Landauer, Inc. (a)                                            2,213      108,437
Luminex Corp. * (a)                                           6,087       61,114
Mannatech, Inc. (a)                                           3,560       42,186
Matria Healthcare, Inc. *                                     3,748      141,487
Maxygen, Inc. * (a)                                           6,243       51,754
Mentor Corp. (a)                                              7,209      396,567
Meridian Bioscience, Inc.                                     4,309       89,196
Molina Healthcare, Inc. * (a)                                 2,454       61,325
Nanogen, Inc. * (a)                                          10,993       35,288
NDCHealth Corp. *                                             8,137      153,952
NeoPharm, Inc. *                                              4,170       51,708
Neurogen Corp. * (a)                                          5,731       39,429
New River Pharmaceuticals, Inc. *                             1,381       66,205
Northfield Laboratories, Inc. * (a)                           5,351       69,028
Option Care, Inc. (a)                                         5,039       73,771
OraSure Technologies, Inc. * (a)                             10,256       96,714
Parexel International Corp. *                                 5,975      120,038
Perrigo Company (a)                                          18,847      269,701
Res-Care, Inc. * (a)                                          4,755       73,179
Savient Pharmaceuticals, Inc. * (a)                          14,551       54,857
Seattle Genetics, Inc. *                                      6,584       34,566
Zymogenetics, Inc. *                                          6,102      100,683
                                                                      ----------
                                                                       6,670,679

EDUCATIONAL SERVICES - 0.26%
eCollege.com * (a)                                            4,175       62,040
Educate, Inc. *                                               4,300       64,500
Leapfrog Enterprises, Inc., Class A * (a)                     7,454      110,096
Strayer Education, Inc.                                       3,280      310,026
Universal Technical Institute, Inc. *                         4,848      172,637
                                                                      ----------
                                                                         719,299

ELECTRICAL EQUIPMENT - 1.34%
A.O. Smith Corp.                                              3,780      107,730
Aaon, Inc. *                                                  2,539       46,667
American Science & Engineering, Inc. *                        1,957      128,360
Anaren, Inc. *                                                4,508       63,563
Anixter International, Inc. * (a)                             6,993      282,028
Artesyn Technologies, Inc. * (a)                              8,583   $   79,822
Audiovox Corp., Class A *                                     4,147       57,975
Baldor Electric Company (a)                                   7,573      191,976
BEI Technologies, Inc.                                        2,760       96,572
C & D Technologies, Inc.                                      6,057       56,996
Cohu, Inc.                                                    5,077      120,071
DTS, Inc. * (a)                                               4,054       68,269
Encore Wire Corp. *                                           3,941       64,081
Excel Technology, Inc. * (a)                                  2,894       74,347
General Cable Corp. * (a)                                     8,923      149,906
Genlyte Group, Inc. *                                         5,457      262,373
Global Power Equipment Group, Inc. * (a)                      8,375       59,714
Greatbatch, Inc. * (a)                                        4,888      134,127
Littelfuse, Inc. *                                            5,081      142,928
Methode Electronics, Inc., Class A (a)                        8,416       96,952
Metrologic Instruments, Inc. *                                2,843       51,714
Plug Power, Inc. * (a)                                       10,085       68,578
Power-One, Inc. * (a)                                        16,793       93,033
Sirf Technology Holdings, Inc. * (a)                          7,713      232,393
Ultralife Batteries, Inc. * (a)                               3,528       45,582
Universal Electronics, Inc. *                                 3,932       67,984
Vicor Corp.                                                   4,355       65,978
W.H. Brady Company, Class A                                   9,261      286,535
Watsco, Inc.                                                  4,855      257,849
Wesco International, Inc. *                                   7,062      239,190
                                                                      ----------
                                                                       3,693,293

ELECTRICAL UTILITIES - 1.59%
Allete, Inc.                                                  5,655      259,056
Avista Corp.                                                 11,101      215,359
Black Hills Corp. (a)                                         7,317      317,338
Calpine Corp. * (a)                                         122,478      317,218
Central Vermont Public Service Corp.                          3,927       68,722
CH Energy Group, Inc.                                         3,677      174,584
Cleco Corp. (a)                                              11,301      266,478
Duquesne Light Holdings, Inc. (a)                            17,167      295,444
El Paso Electric Company *                                   10,815      225,493
Empire District Electric Company                              6,088      139,233
IDACORP, Inc.                                                 9,397      283,132
MGE Energy, Inc.                                              4,830      176,343
NorthWestern Corp.                                            8,048      242,969
Otter Tail Corp.                                              6,998      216,518
Pike Electric Corp. *                                         2,133       39,951
Quanta Services, Inc. * (a)                                  26,165      333,865
Sierra Pacific Resources * (a)                               26,134      388,090
UIL Holding Corp.                                             3,345      174,977
Unisource Energy Corp.                                        7,707      256,181
                                                                      ----------
                                                                       4,390,951

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 2.03%
Adaptec, Inc. * (a)                                          25,015   $   95,807
Analogic Corp.                                                3,287      165,698
Ansoft Corp. * (a)                                            1,642       47,782
August Technology Corp. * (a)                                 4,366       46,585
Bel Fuse, Inc., Class B                                       2,738       99,745
Belden CDT, Inc.                                             10,506      204,132
Bell Microproducts, Inc. * (a)                                7,010       70,310
Checkpoint Systems, Inc. *                                    8,474      201,003
CTS Corp. (a)                                                 8,437      102,088
Cubic Corp. (a)                                               3,728       63,823
Daktronics, Inc. (a)                                          3,588       86,040
Electro Scientific Industries, Inc. *                         6,470      144,669
Enersys *                                                    10,642      161,439
Engineered Support Systems, Inc.                              9,275      380,646
Fargo Electronics, Inc. * (a)                                 3,089       53,965
FEI Company * (a)                                             5,396      103,873
Franklin Electric, Inc.                                       5,108      211,420
Hutchinson Technology, Inc. * (a)                             5,636      147,212
Identix, Inc. * (a)                                          20,167       94,785
II-VI, Inc. *                                                 5,296       93,951
Imation Corp.                                                 7,467      320,110
Integrated Silicon Solution, Inc. * (a)                       8,435       70,854
Intermagnetics General Corp. *                                6,396      178,704
Itron, Inc. * (a)                                             5,199      237,386
Keithley Instruments, Inc.                                    3,096       45,202
Kemet Corp. * (a)                                            19,314      161,851
LaBarge, Inc. * (a)                                           2,588       33,437
LeCroy Corp. *                                                3,041       45,159
LoJack Corp. * (a)                                            4,116       87,012
Measurement Specialties, Inc. * (a)                           2,875       60,950
Medis Technologies, Ltd. * (a)                                3,500       62,825
Mentor Graphics Corp. *                                      17,557      150,990
Mercury Computer Systems, Inc. *                              4,778      125,423
OSI Systems, Inc. * (a)                                       3,546       56,027
Park Electrochemical Corp.                                    4,627      123,310
Photon Dynamics, Inc. * (a)                                   3,848       73,689
Portalplayer, Inc. * (a)                                      3,406       93,427
Rogers Corp. * (a)                                            3,700      143,190
Spatialight, Inc. * (a)                                       7,034       30,879
Supertex, Inc. *                                              2,575       77,224
Sycamore Networks, Inc. *                                    39,044      147,196
Taser International, Inc. * (a)                              13,651       84,227
Technitrol, Inc.                                              9,172      140,515
TTM Technologies, Inc. * (a)                                  9,372       67,010
Universal Display Corp. * (a)                                 5,565       62,050
Varian, Inc. *                                                7,280      249,850
Viisage Technology, Inc. * (a)                                7,685       31,893
X-Rite, Inc.                                                  5,277   $   65,435
                                                                      ----------
                                                                       5,600,798

ENERGY - 0.66%
Alon USA Energy, Inc. *                                       1,382       33,375
Covanta Holding Corp. *                                      24,188      324,845
Evergreen Solar, Inc. * (a)                                   9,019       84,147
Fuelcell Energy, Inc. * (a)                                  10,874      119,288
Hanover Compressor Company *                                 17,624      244,269
Headwaters, Inc. * (a)                                        9,285      347,259
KFx, Inc. * (a)                                              13,210      226,155
New Jersey Resources Corp. (a)                                6,357      292,295
Pioneer Drilling Company * (a)                                4,644       90,651
Quantum Fuel Systems Technologies
   Worldwide, Inc. * (a)                                     10,832       44,411
                                                                      ----------
                                                                       1,806,695

FINANCIAL SERVICES - 2.37%
Accredited Home Lenders Holding Company * (a)                 3,949      138,847
Ace Cash Express, Inc. * (a)                                  2,756       53,770
Actrade Financial Technologies, Ltd. * (a)                      722          917
Advance America Cash Advance Centers, Inc. (a)               15,239      201,917
Advanta Corp., Class B (a)                                    4,478      126,414
Archipelago Holdings, Inc. * (a)                              6,605      263,209
Asset Acceptance Capital Corp. *                              2,099       62,907
Asta Funding, Inc. (a)                                        2,445       74,230
Bankrate, Inc. * (a)                                          2,221       60,922
BKF Capital Group, Inc.                                       1,776       54,932
Calamos Asset Management, Inc.                                5,263      129,891
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                           9,325      191,163
City Holding Company                                          4,029      144,077
Collegiate Funding Services *                                 3,640       53,908
Commercial Capital Bancorp, Inc.                             10,017      170,289
Delphi Financial Group, Inc.                                  6,347      297,040
E Loan, Inc. *                                               13,504       56,582
Encore Capital Group, Inc. *                                  3,434       61,263
Federal Agricultural Mortgage Corp.,
   Class C (a)                                                2,934       71,414
Financial Federal Corp. (a)                                   4,062      161,668
Harbor Florida Bancshares, Inc. (a)                           4,990      180,987
International Securities Exchange Inc. *                      2,549       59,647
Investment Technology Group, Inc. * (a)                       8,959      265,186
Investors Real Estate Trust, SBI (a)                         11,555      109,773
Ipayment, Inc. *                                              2,788      105,498
ITLA Capital Corp. *                                          1,564       82,094
Knight Capital Group, Inc. * (a)                             23,927      198,833
LaBranche & Company, Inc. * (a)                              12,199      106,009
MarketAxess Holdings, Inc. * (a)                              5,464       74,310
Metris Companies, Inc. * (a)                                 13,110      191,799
Moneygram International, Inc.                                19,255      418,026

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Nasdaq Stock Market, Inc. * (a)                              10,055   $  254,894
National Financial Partners Corp.                             7,927      357,825
NBT Bancorp, Inc.                                             7,544      177,963
Ocwen Financial Corp. * (a)                                   8,360       58,018
optionsXpress Holdings Inc. (a)                               4,776       90,935
Piper Jaffray Companies, Inc. *                               4,610      137,655
PNC Financial Services Group, Inc.                                1           58
Portfolio Recovery Associates, Inc. * (a)                     3,585      154,800
Sanders Morris Haris Group, Inc. (a)                          3,437       56,195
Stifel Financial Corp. *                                      2,509       90,073
SWS Group, Inc.                                               3,933       64,501
Tarragon Realty Investments, Inc. * (a)                       2,545       47,235
UMB Financial Corp. (a)                                       3,637      238,878
United Community Financial Corp.                              7,578       85,025
Waddell & Reed Financial, Inc., Class A                      17,086      330,785
World Acceptance Corp. *                                      4,474      113,684
WSFS Financial Corp.                                          1,610       94,813
                                                                      ----------
                                                                       6,520,859

FOOD & BEVERAGES - 1.56%
American Italian Pasta Company, Class A (a)                   4,258       45,390
Bob Evans Farms, Inc. (a)                                     8,069      183,247
Buffalo Wild Wings, Inc. * (a)                                1,739       46,083
Chiquita Brands International, Inc. (a)                       9,305      260,075
Coca-Cola Bottling Company (a)                                1,400       68,516
Corn Products International, Inc. (a)                        16,805      338,957
Denny's Corp. * (a)                                          21,104       87,582
Domino's Pizza, Inc.                                          7,096      165,479
Fisher Communications, Inc. *                                 1,743       81,154
Flowers Foods, Inc.                                          11,338      309,301
Gold Kist, Inc. *                                            11,646      227,679
Green Medium Term Note Coffee, Inc. *                         1,234       42,919
Hain Celestial Group, Inc. *                                  6,746      130,872
Hansen Natural Corp. * (a)                                    3,350      157,718
J & J Snack Foods Corp.                                       1,665       96,237
John B. Sanfilippo & Son, Inc. * (a)                          2,220       38,850
Lance, Inc.                                                   7,125      124,402
Nuco2, Inc. * (a)                                             2,615       67,336
Peets Coffee & Tea, Inc. *                                    3,300      101,046
Performance Food Group Company * (a)                         10,596      334,410
Ralcorp Holdings, Inc.                                        6,679      279,984
Ruth's Chris Steak House, Inc. *                              1,575       28,948
Sanderson Farms, Inc. (a)                                     4,107      152,616
Seabord Corp. (a)                                                78      107,094
Sensient Technologies Corp. (a)                              10,869      205,968
Spartan Stores, Inc. *                                        4,945       50,933
Texas Roadhouse, Inc. * (a)                                   9,524      141,908
The Steak & Shake Company * (a)                               6,453      117,122
Tootsie Roll Industries, Inc. (a)                             5,700      180,975
USANA Health Sciences, Inc. * (a)                             2,323   $  110,807
                                                                      ----------
                                                                       4,283,608

FOREST PRODUCTS - 0.07%
Caraustar Industries, Inc. *                                  6,759       74,214
Deltic Timber Corp.                                           2,449      112,776
                                                                      ----------
                                                                         186,990

FUNERAL SERVICES - 0.11%

Alderwoods Group, Inc. *                                      9,131      149,566
Stewart Enterprises, Inc., Class A (a)                       23,824      157,953
                                                                      ----------
                                                                         307,519

FURNITURE & FIXTURES - 0.33%
American Woodmark Corp.                                       2,684       90,182
Ethan Allen Interiors, Inc. (a)                               7,755      243,119
Furniture Brands International, Inc. (a)                     10,784      194,436
Hooker Furniture Corp. (a)                                    2,719       45,190
Kimball International, Inc., Class B                          6,020       72,782
La-Z-Boy, Inc. (a)                                           11,722      154,613
Stanley Furniture Company, Inc.                               3,643       95,410
                                                                      ----------
                                                                         895,732

GAS & PIPELINE UTILITIES - 1.19%
American States Water Company                                 4,291      143,577
Aquila, Inc. *                                               72,030      285,239
Bill Barrett Corp. * (a)                                      2,975      109,540
California Water Service Group (a)                            4,090      168,508
Crosstex Energy, Inc.                                         1,564      100,033
Global Industries, Ltd. * (a)                                18,917      278,837
Middlesex Water Company                                       4,185       93,953
Nicor, Inc. (a)                                               9,726      408,784
Northwest Natural Gas Company (a)                             6,508      242,228
Peoples Energy Corp. (a)                                      8,437      332,249
South Jersey Industries, Inc.                                 6,654      193,898
Southwest Gas Corp.                                           8,875      243,086
Southwest Water Company (a)                                   5,537       80,286
The Laclede Group, Inc.                                       5,039      163,717
Transmontaigne, Inc. *                                        8,692       69,449
WGL Holdings, Inc. (a)                                       10,926      351,052
                                                                      ----------
                                                                       3,264,436

GOLD - 0.04%
Royal Gold, Inc. (a)                                          4,023      108,098

HEALTHCARE PRODUCTS - 2.69%
Advanced Neuromodulation Systems, Inc. * (a)                  4,497      213,428
Align Technology, Inc. * (a)                                 13,950       93,744
American Medical Systems Holdings, Inc. *                    15,623      314,803
Animas Corp. *                                                2,947       46,268
Arthrocare Corp. * (a)                                        5,457      219,481
Aspect Medical Systems, Inc. * (a)                            3,717      110,135
Biosite, Inc. * (a)                                           3,788      234,326

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Bruker BioSciences Corp. *                                    9,125   $   39,967
Caliper Life Sciences, Inc. *                                 7,297       51,298
Cantel Medical Corp. *                                        2,706       56,934
Computer Programs & Systems, Inc.                             1,855       64,072
Cyberonics, Inc. * (a)                                        4,781      142,665
Cypress Biosciences, Inc. *                                   6,942       37,556
Diagnostic Products Corp. (a)                                 5,153      271,718
DJ Orthopedics, Inc. *                                        4,898      141,748
Encore Medical Corp. *                                        9,635       45,285
EPIX Medical, Inc. * (a)                                      5,580       42,966
Foxhollow Technologies, Inc. *                                3,138      149,400
Haemonetics Corp. *                                           5,840      277,575
Health Tronics, Inc. * (a)                                    7,886       78,545
Hologic, Inc. *                                               4,934      284,938
ICU Medical, Inc. * (a)                                       3,248       93,412
Intralase Corp. * (a)                                         3,040       44,718
Inverness Medical Innovations, Inc. * (a)                     3,889      103,175
Ista Pharmaceuticals, Inc. * (a)                              3,482       23,120
Kensey Nash Corp. * (a)                                       2,317       71,039
Kyphon, Inc. * (a)                                            6,553      287,939
LCA-Vision, Inc.                                              4,542      168,599
LifeCell Corp. *                                              6,672      144,315
Lifeline Systems, Inc. * (a)                                  2,899       96,914
Mannkind Corp. * (a)                                          5,151       70,517
Merit Medical Systems, Inc. *                                 6,293      111,638
Nuvasive, Inc. *                                              3,759       70,444
Owens & Minor, Inc.                                           9,055      265,764
Polymedica Corp.                                              5,632      196,782
Priority Healthcare Corp., Class B *                          7,924      220,763
PSS World Medical, Inc. * (a)                                14,876      198,446
Somanetics Corp. * (a)                                        2,589       64,725
SonoSite, Inc. * (a)                                          3,581      106,284
STERIS Corp. (a)                                             15,499      368,721
SurModics, Inc. * (a)                                         3,468      134,177
Sybron Dental Specialties, Inc. *                             9,065      376,923
Symmetry Medical, Inc. * (a)                                  1,951       46,239
The Medicines Company *                                      11,070      254,721
Thermogenesis Corp. *                                        11,367       60,245
Thoratec Corp. * (a)                                         10,944      194,365
Tripath Imaging, Inc. * (a)                                   7,076       49,957
Ventana Medical Systems, Inc. * (a)                           7,045      268,203
Viasys Healthcare, Inc. *                                     7,092      177,229
Wright Medical Group, Inc. *                                  6,612      163,184
Zoll Medical Corp. * (a)                                      2,432       63,840
                                                                      ----------
                                                                       7,413,250

HEALTHCARE SERVICES - 1.57%
Allied Healthcare International, Inc. *                       7,368       41,629
Amedisys, Inc. * (a)                                          3,502      136,578
America Service Group, Inc. *                                 2,655   $   44,046
American Dental Partners, Inc. *                              2,263       76,761
American Healthways, Inc. * (a)                               7,414      314,354
American Retirement Corp. *                                   6,394      120,399
AMN Healthcare Services, Inc. *                               2,735       42,310
Apria Healthcare Group, Inc. *                               10,804      344,756
AVANIR Pharmaceuticals * (a)                                 24,857       76,808
Barrier Therapeutics, Inc. * (a)                              3,427       28,753
CorVel Corp. * (a)                                            1,645       39,414
Cross Country Healthcare, Inc. *                              7,408      137,492
Eclipsys Corp. *                                              8,648      154,280
Genesis HealthCare Corp. *                                    4,399      177,368
Hooper Holmes, Inc.                                          15,469       60,793
Horizon Health Corp. *                                        2,613       70,995
Kindred Healthcare, Inc. * (a)                                6,297      187,651
LabOne, Inc. * (a)                                            3,948      171,738
Magellan Health Services, Inc. * (a)                          6,004      211,041
National Healthcare Corp. (a)                                 1,537       53,795
Nitromed, Inc. * (a)                                          3,311       59,598
Odyssey Healthcare, Inc. * (a)                                7,795      132,281
PainCare Holdings, Inc. * (a)                                10,141       38,029
Pediatrix Medical Group, Inc. *                               5,041      387,250
Per-Se Technologies, Inc. * (a)                               4,974      102,763
Phase Forward, Inc. * (a)                                     5,722       62,541
Radiation Therapy Services, Inc. * (a)                        2,516       80,160
Star Scientific, Inc. * (a)                                   8,310       27,922
Symbion, Inc. * (a)                                           3,966      102,600
The Advisory Board Company * (a)                              4,332      225,437
United Surgical Partners International, Inc. *                9,666      378,037
US Physical Therapy, Inc. *                                   3,149       57,186
Vistacare, Inc. * (a)                                         2,624       37,969
Wellcare Health Plans, Inc. *                                 4,135      153,202
                                                                      ----------
                                                                       4,335,936

HOMEBUILDERS - 0.33%
Champion Enterprises, Inc. *                                 17,024      251,615
Comstock Homebuilding Companies, Inc. *                       1,324       26,374
Schottenstein Homes, Inc. (a)                                 2,780      150,843
Walter Industries, Inc. (a)                                   8,114      396,937
William Lyon Homes, Inc. * (a)                                  556       86,291
                                                                      ----------
                                                                         912,060

HOTELS & RESTAURANTS - 1.52%
AFC Enterprises, Inc. * (a)                                   4,572       52,761
Ameristar Casinos, Inc. (a)                                   5,615      117,017
Argosy Gaming Company *                                       6,698      314,739
Aztar Corp. *                                                 7,818      240,873
BJ's Restaurants, Inc. * (a)                                  3,557       72,669
California Pizza Kitchen, Inc. * (a)                          4,496      131,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
CEC Entertainment, Inc. *                                     7,778   $  247,029
CKE Restaurants, Inc. (a)                                    13,154      173,370
Dave & Buster's, Inc. * (a)                                   3,671       49,008
IHOP Corp. (a)                                                4,547      185,245
Jack In the Box, Inc. *                                       8,061      241,104
Krispy Kreme Doughnuts, Inc. * (a)                           12,441       77,881
La Quinta Corp. *                                            40,475      351,728
Landry's Restaurants, Inc. (a)                                3,620      106,066
Lodgian, Inc. * (a)                                           5,983       61,326
Lone Star Steakhouse & Saloon, Inc.                           4,172      108,472
Luby's Cafeterias, Inc. * (a)                                 5,888       76,897
Magna Entertainment Corp., Class A * (a)                      9,410       62,671
Marcus Corp.                                                  4,875       97,695
MTR Gaming Group, Inc. *                                      5,806       46,506
O'Charley's, Inc. *                                           5,153       73,739
P.F. Chang's China Bistro, Inc. * (a)                         5,807      260,328
Papa Johns International, Inc. * (a)                          2,537      127,154
RARE Hospitality International, Inc. *                        7,734      198,764
Red Robin Gourmet Burgers, Inc. * (a)                         3,173      145,450
Ruby Tuesday, Inc. (a)                                       14,261      310,319
Ryan's Restaurant Group, Inc. *                               9,662      112,756
Triarc Companies, Inc. (a)                                    8,831      134,849
                                                                      ----------
                                                                       4,177,879

HOUSEHOLD APPLIANCES - 0.30%
Consolidated Tomoka Land Company                              1,332       90,576
Drew Industries, Inc. * (a)                                   3,772       97,355
Jacuzzi Brands, Inc. *                                       17,190      138,551
Libbey, Inc.                                                  3,669       55,769
Lifetime Brands, Inc.                                           855       22,948
Maytag Corp.                                                 17,748      324,079
Technical Olympic USA, Inc. (a)                               3,436       89,886
                                                                      ----------
                                                                         819,164

HOUSEHOLD PRODUCTS - 0.44%
Blyth, Inc.                                                   6,165      137,418
Central Garden & Pet Company *                                4,456      201,634
Martha Stewart Living
   Omnimedia, Inc., Class A * (a)                             5,037      126,026
Select Comfort Corp. * (a)                                    8,124      162,317
Topps, Inc.                                                   9,240       75,860
Tupperware Corp.                                             11,961      272,472
TurboChef Technologies, Inc. * (a)                            2,942       45,866
Water Pik Technology, Inc. *                                  3,428       69,588
WD-40 Company                                                 4,265      113,065
                                                                      ----------
                                                                       1,204,246

INDUSTRIAL MACHINERY - 2.21%
Actuant Corp., Class A                                        5,990      280,332
AGCO Corp. * (a)                                             19,488      354,682
Albany International Corp., Class A (a)                       6,498      239,581
Badger Meter, Inc.                                            1,553   $   61,095
Briggs & Stratton Corp.                                      11,301      390,902
Cascade Corp.                                                 2,832      137,918
Ceradyne, Inc. *                                              5,475      200,823
Circor International, Inc.                                    3,915      107,467
Cognex Corp.                                                  9,210      276,945
Dionex Corp. * (a)                                            4,578      248,357
Energy Conversion Devices, Inc. * (a)                         5,131      230,279
EnPro Industries, Inc. *                                      4,721      159,050
Flowserve Corp. *                                            12,374      449,795
Gardner Denver, Inc. *                                        5,683      253,462
Gehl Company *                                                2,521       70,260
Kadant, Inc. *                                                3,604       72,296
Kennametal, Inc.                                              8,427      413,260
Lindsay Manufacturing Company                                 2,960       65,150
Lufkin Industries, Inc.                                       3,278      142,757
Manitowoc, Inc. (a)                                           6,663      334,816
Middleby Corp. * (a)                                          1,236       89,610
NACCO Industries, Inc., Class A (a)                           1,178      134,822
Presstek, Inc. * (a)                                          6,990       90,730
Robbins & Myers, Inc. (a)                                     3,049       68,542
Rofin Sinar Technologies, Inc. * (a)                          3,478      132,129
Stewart & Stevenson Services, Inc.                            6,577      156,861
Tecumseh Products Company, Class A                            3,837       82,572
Tennant Company                                               2,053       84,132
Tredegar Industries, Inc.                                     6,589       85,723
UNOVA, Inc. *                                                10,903      381,387
Valmont Industries, Inc.                                      4,081      119,818
Watts Industries, Inc., Class A                               5,719      164,993
                                                                      ----------
                                                                       6,080,546

INDUSTRIALS - 0.30%
Brookfield Homes Corp.                                        3,309      183,749
Clean Harbors, Inc. * (a)                                     3,497      118,723
Crane Company                                                11,527      342,813
GrafTech International, Ltd. * (a)                           21,831      118,542
Intevac, Inc. * (a)                                           5,009       51,643
                                                                      ----------
                                                                         815,470

INSURANCE - 2.30%
21st Century Insurance Group                                  7,775      124,011
Affirmative Insurance Holdings, Inc.                          2,685       39,094
Alfa Corp. (a)                                                7,960      132,773
American Equity Investment Life Holding
   Company (a)                                                7,565       85,863
American Physicians Capital, Inc. *                           2,016       99,046
Argonaut Group, Inc. *                                        6,582      177,780
Bristol West Holdings, Inc.                                   4,125       75,281
Ceres Group, Inc. * (a)                                       9,972       56,142
Citizens, Inc. Class A * (a)                                  9,023       57,928

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Crawford & Company, Class B                                   6,894   $   53,980
Direct General Corp. (a)                                      3,741       73,810
Donegal Group, Inc.                                           2,975       64,557
FBL Financial Group, Inc., Class A                            3,320       99,434
First Acceptance Corp. * (a)                                  4,379       44,272
FPIC Insurance Group, Inc. * (a)                              2,525       90,875
Fremont General Corp. (a)                                    14,327      312,758
Harleysville Group, Inc. (a)                                  3,390       81,360
Hilb, Rogal and Hamilton Company (a)                          7,231      269,861
Horace Mann Educators Corp.                                   9,919      196,198
Infinity Property & Casualty Corp.                            4,772      167,449
KMG America Corp. *                                           5,791       46,328
LandAmerica Financial Group, Inc. (a)                         4,052      261,962
Liberty Corp. (a)                                             3,718      174,337
Midland Company (a)                                           2,663       95,948
National Western Life Insurance Company,
   Class A *                                                    568      119,990
Navigators Group, Inc. *                                      2,356       87,926
Ohio Casualty Corp.                                          14,256      386,623
Phoenix Companies, Inc. (a)                                  21,390      260,958
PICO Holdings, Inc. * (a)                                     2,183       76,711
PMA Capital Corp., Class A * (a)                              8,113       71,232
Presidential Life Corp.                                       5,095       91,710
ProAssurance Corp. *                                          6,078      283,660
RLI Corp.                                                     5,235      242,171
Safety Insurance Group Inc. (a)                               2,805       99,830
Selective Insurance Group, Inc.                               6,544      320,002
State Auto Financial Corp.                                    3,402      107,639
Stewart Information Services Corp. (a)                        3,929      201,165
Tower Group, Inc.                                             4,548       68,766
Triad Guaranty, Inc. *                                        2,240       87,853
U.S.I. Holdings Corp. * (a)                                  10,422      135,382
UICI                                                          7,841      282,276
United Fire & Casualty Company (a)                            3,604      162,576
Universal American Financial Corp. *                          5,794      131,755
Zenith National Insurance Corp. (a)                           3,609      226,248
                                                                      ----------
                                                                       6,325,520

INTERNATIONAL OIL - 0.24%
ATP Oil & Gas Corp. * (a)                                     4,182      137,337
Callon Petroleum Company *                                    3,302       69,111
Cheniere Energy, Inc. * (a)                                  10,733      443,917
                                                                      ----------
                                                                         650,365

INTERNET CONTENT - 0.82%
Alloy, Inc. * (a)                                             8,354       40,433
AMICAS, Inc. * (a)                                           11,749       63,445
Applied Digital Solutions, Inc. * (a)                        14,430       41,125
Audible, Inc. * (a)                                           5,435       66,796
Autobytel, Inc. *                                             9,969       49,945
CMGI, Inc. *                                                107,576   $  179,652
CNET Networks, Inc. * (a)                                    28,594      388,021
Digitas, Inc. *                                              20,046      227,723
Harris Interactive, Inc. *                                   11,953       51,039
InfoSpace, Inc. *                                             7,280      173,774
Intermix Media, Inc. * (a)                                    6,280       75,109
Internet Cap Group, Inc. * (a)                                8,886       78,286
iVillage, Inc. * (a)                                         10,725       77,863
Jupitermedia Corp. * (a)                                      4,531       80,244
NetFlix, Inc. * (a)                                           8,201      213,144
Netratings, Inc. * (a)                                        3,406       51,839
ProQuest Company * (a)                                        5,705      206,521
Schawk, Incorporated, Class A (a)                             3,029       60,550
Sohu.com, Inc. *                                              5,556       95,174
WebSideStory, Inc. *                                          2,324       41,181
                                                                      ----------
                                                                       2,261,864

INTERNET RETAIL - 0.33%
1-800-Flowers.com, Inc. *                                     6,689       46,890
Ariba, Inc. * (a)                                            14,839       84,582
Drugstore.com, Inc. * (a)                                    15,704       58,105
Navarre Corp. * (a)                                           5,945       34,421
NetIQ Corp. * (a)                                            12,184      149,132
Nutri/System, Inc. * (a)                                      5,090      127,352
Overstock.com, Inc. * (a)                                     2,499       95,837
Priceline.com, Inc. *                                         5,613      108,443
Provide Commerce, Inc. * (a)                                  1,881       45,652
Redback Networks, Inc. * (a)                                  9,652       95,748
Stamps.com, Inc. *                                            3,676       63,264
                                                                      ----------
                                                                         909,426

INTERNET SERVICE PROVIDER - 0.52%
Avocent Corp. *                                              11,061      349,970
Blue Coat Systems, Inc. * (a)                                 2,391      103,961
C-COR.net Corp. * (a)                                        10,947       73,892
Earthlink, Inc. * (a)                                        28,082      300,477
eSPEED, Inc., Class A * (a)                                   4,957       37,574
HomeStore.com, Inc. *                                        33,590      146,117
Online Resources Corp. *                                      5,228       55,312
Terremark Worldwide, Inc. *                                   7,082       31,090
TriZetto Group, Inc. *                                        9,608      135,665
United Online, Inc. (a)                                      13,501      186,989
                                                                      ----------
                                                                       1,421,047

INTERNET SOFTWARE - 1.14%
Agile Software Corp. *                                       12,381       88,772
Click Commerce, Inc. * (a)                                    1,889       34,625
Cybersource Corp. *                                           6,572       43,244
Digital River, Inc. * (a)                                     7,637      266,149
eResearch Technology, Inc. *                                 11,313      160,531
Internet Security Systems, Inc. *                             8,508      204,277

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Interwoven, Inc. *                                            9,585   $   78,309
Keynote Systems, Inc. *                                       4,652       60,383
Lionbridge Technologies, Inc. *                              10,197       68,830
MatrixOne, Inc. *                                            12,203       64,188
NIC, Inc. *                                                   8,351       54,699
Openwave Systems, Inc. * (a)                                 15,360      276,173
RealNetworks, Inc. *                                         25,754      147,055
RSA Security, Inc. *                                         15,873      201,746
S1 Corp. * (a)                                               15,997       62,548
Safenet, Inc. *                                               5,529      200,758
Sapient Corp. *                                              18,094      113,087
Stellent, Inc. *                                              6,124       52,483
SupportSoft, Inc. *                                          10,142       51,116
TIBCO Software, Inc. *                                       47,975      401,071
VASCO Data Security International, Inc. * (a)                 5,510       49,976
Verity, Inc. *                                                8,682       92,203
Vignette Corp. * (a)                                          6,691      106,454
WebEx Communications, Inc. * (a)                              7,312      179,217
WebMethods, Inc. * (a)                                       12,308       87,018
                                                                      ----------
                                                                       3,144,912

INVESTMENT COMPANIES - 0.36%
Apollo Investment Corp. (a)                                  14,076      278,705
Ares Cap Corp.                                                5,531       90,045
Capital Southwest Corp. (a)                                     804       68,477
GAMCO Investors, Inc. (a)                                     1,796       82,346
Gladstone Capital Corp. (a)                                   3,306       74,550
Gladstone Investment Corp.                                    2,548       37,404
Harris & Harris Group, Inc. * (a)                             4,187       46,476
MCG Capital Corp. (a)                                        10,901      183,900
NGP Capital Resources Co. (a)                                 4,650       70,029
Technology Investment Capital Corp.                           3,415       53,923
                                                                      ----------
                                                                         985,855

LEISURE TIME - 1.31%
4Kids Entertainment, Inc. * (a)                               3,173       55,178
Alliance Gaming Corp. *                                      11,522      125,014
Arctic Cat, Inc. (a)                                          3,337       68,542
Blockbuster, Inc., Class A (a)                               42,619      202,440
Bluegreen Corp. * (a)                                         4,665       82,337
Callaway Golf Company                                        17,184      259,307
Carmike Cinemas, Inc. (a)                                     3,053       70,036
Churchill Downs, Inc.                                         1,909       67,426
Gaylord Entertainment Company *                               9,058      431,614
Handleman Company (a)                                         5,226       66,004
Isle of Capri Casinos, Inc. * (a)                             3,325       71,088
K2, Inc. * (a)                                               10,762      122,687
Life Time Fitness, Inc. *                                     5,350      177,299
Mikohn Gaming Corp. *                                         5,347       71,062
Monarch Casino & Resort, Inc. * (a)                           2,272       38,601
Movie Gallery, Inc. (a)                                       5,646   $   58,662
Multimedia Games, Inc. * (a)                                  6,363       61,785
Pinnacle Entertainment, Inc. *                                9,246      169,479
RC2 Corp. *                                                   4,110      138,754
Riviera Holdings Corp. * (a)                                  2,140       47,465
Shuffle Master, Inc. * (a)                                    8,055      212,894
Six Flags, Inc. * (a)                                        20,822      149,710
Speedway Motorsports, Inc. (a)                                3,606      131,006
Steinway Musical Instruments, Inc. * (a)                      1,948       51,330
Sturm Ruger & Company, Inc. (a)                               5,742       52,826
Sunterra Corp. * (a)                                          4,641       60,936
The Nautilus Group, Inc. (a)                                  7,474      164,951
Vail Resorts, Inc. *                                          7,081      203,579
West Marine, Inc. * (a)                                       3,225       47,666
WMS Industries, Inc. * (a)                                    4,780      134,461
                                                                      ----------
                                                                       3,594,139

LIFE SCIENCES - 0.18%
American Ecology Corp. (a)                                    3,264       64,040
Incyte Corp. *                                               18,661       87,707
Ionatron, Inc. * (a)                                          5,419       54,623
Senomyx, Inc. *                                               4,850       82,595
Symyx Technologies, Inc. *                                    7,363      192,322
                                                                      ----------
                                                                         481,287

LIQUOR - 0.07%
Boston Beer Company, Inc. * (a)                               2,690       67,250
Central European Distribution Corp. * (a)                     3,081      131,220
                                                                      ----------
                                                                         198,470

MANUFACTURING - 1.18%
Acuity Brands, Inc. (a)                                       9,930      294,623
Barnes Group, Inc. (a)                                        4,037      144,767
Blout International, Inc. *                                   6,780      119,599
Coherent, Inc. *                                              6,918      202,559
ESCO Technologies, Inc. *                                     5,723      286,551
Hexcel Corp. * (a)                                           11,026      201,665
Kaydon Corp.                                                  6,451      183,273
Lancaster Colony Corp. (a)                                    6,088      261,784
Mine Safety Appliances Company (a)                            6,477      250,660
Nordson Corp. (a)                                             6,320      240,350
Raven Industries, Inc. (a)                                    3,685      107,786
Shaw Group, Inc. *                                           17,178      423,609
York International Corp.                                      9,267      519,601
                                                                      ----------
                                                                       3,236,827

MEDICAL-HOSPITALS - 0.55%
AmSurg Corp. * (a)                                            6,617      181,041
Centene Corp. *                                               9,391      235,057
Cepheid, Inc. * (a)                                           9,786       72,318
ev3, Inc. *                                                   1,536       28,800
IRIS International, Inc. *                                    3,884       71,621

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Laserscope, Inc. * (a)                                        4,488   $  126,472
Medcath Corp. *                                               1,713       40,684
Neurometrix, Inc. *                                             909       27,061
Palomar Medical Technologies, Inc. * (a)                      3,909      102,533
Psychiatric Solutions, Inc. *                                 4,589      248,861
RehabCare Group, Inc. * (a)                                   3,827       78,530
Sunrise Senior Living, Inc. * (a)                             3,647      243,401
Vital Images, Inc. * (a)                                      3,150       70,119
                                                                      ----------
                                                                       1,526,498

METAL & METAL PRODUCTS - 0.83%
A. M. Castle & Company *                                      2,788       48,790
Commercial Metals Company                                    13,162      444,086
Earle M. Jorgensen Company * (a)                              4,292       40,903
Gibraltar Industries, Inc.                                    5,596      127,981
Matthews International Corp., Class A (a)                     7,375      278,701
Metal Management, Inc. (a)                                    4,850      122,948
Metals USA, Inc. * (a)                                        4,563       93,359
Mueller Industries, Inc.                                      8,259      229,352
NN, Inc. (a)                                                  4,796       57,504
Quanex Corp.                                                  5,578      369,375
Reliance Steel & Aluminum Company (a)                         6,241      330,336
Sun Hydraulics, Inc. (a)                                      1,689       41,043
Titanium Metals Corp. * (a)                                   2,540      100,482
                                                                      ----------
                                                                       2,284,860

MINING - 0.94%
Alpha Natural Resources, Inc. *                               6,566      197,242
AMCOL International Corp.                                     5,010       95,541
Brush Wellman, Inc. *                                         4,522       71,809
Charles & Colvard, Ltd. (a)                                   2,983       74,456
Cleveland-Cliffs, Inc. (a)                                    4,812      419,173
Coeur d'Alene Mines Corp. * (a)                              52,860      223,598
Compass Minerals International, Inc.                          4,600      105,800
Hecla Mining Company * (a)                                   26,106      114,344
Lincoln Electric Holding, Inc. (a)                            7,952      313,309
Oregon Steel Mills, Inc. * (a)                                7,900      220,410
Penn Virginia Corp.                                           4,235      244,402
RTI International Metals, Inc. *                              5,034      198,088
Stillwater Mining Company * (a)                               9,178       83,979
USEC, Inc.                                                   19,220      214,495
                                                                      ----------
                                                                       2,576,646

MOBILE HOMES - 0.27%
Coachmen Industries, Inc. (a)                                 4,181       48,039
Fleetwood Enterprises, Inc. * (a)                            12,467      153,344
Skyline Corp.                                                 1,895       77,013
Thor Industries, Inc.                                         7,632      259,488
Winnebago Industries, Inc. (a)                                7,439      215,508
                                                                      ----------
                                                                         753,392

NEWSPAPERS - 0.06%
Journal Register Company                                      9,811   $  158,742

OFFICE FURNISHINGS & SUPPLIES - 0.38%
Global Imaging Systems, Inc. * (a)                            5,288      180,057
IKON Office Solutions, Inc.                                  25,314      252,634
Imagistics International, Inc. *                              3,720      155,682
The Standard Register Company                                 4,420       66,079
TRM Corp. * (a)                                               2,612       39,676
United Stationers, Inc. *                                     7,148      342,103
                                                                      ----------
                                                                       1,036,231

PAPER - 0.49%
Bowater, Inc. (a)                                            12,210      345,177
Buckeye Technologies, Inc. *                                  7,310       59,357
Chesapeake Corp.                                              4,560       83,858
Mercer International, Inc. * (a)                              7,294       60,321
Neenah Paper, Inc. (a)                                        3,460      101,378
P.H. Glatfelter Company (a)                                  10,200      143,718
Potlatch Corp.                                                6,363      331,640
Rock-Tenn Company, Class A                                    6,870      103,737
Wausau-Mosinee Paper Corp.                                    9,684      121,147
                                                                      ----------
                                                                       1,350,333

PETROLEUM SERVICES - 1.65%
Atwood Oceanics, Inc. * (a)                                   3,024      254,651
Cal Dive International, Inc. * (a)                            8,718      552,808
Grey Wolf, Inc. * (a)                                        43,090      363,249
Gulfmark Offshore, Inc. * (a)                                 3,751      121,045
Hornbeck Offshore Services, Inc. * (a)                        3,433      125,751
Input/Output, Inc. * (a)                                     15,657      124,943
Lone Star Technologies, Inc. *                                6,678      371,230
Newpark Resources, Inc. *                                    19,036      160,283
Oceaneering International, Inc. *                             5,955      318,056
PetroHawk Energy Corp. *                                      8,916      128,480
Petroleum Development Corp. *                                 3,871      148,414
RPC, Inc. (a)                                                 3,766       97,012
SEACOR SMIT, Inc. *                                           3,711      269,344
Superior Energy Services, Inc. *                             17,592      406,199
TODCO *                                                      10,642      443,878
Universal Compression Holdings, Inc. *                        4,147      164,926
Veritas DGC, Inc. *                                           7,651      280,180
W-H Energy Services, Inc. * (a)                               6,554      212,481
                                                                      ----------
                                                                       4,542,930

PHARMACEUTICALS - 2.26%
Abgenix, Inc. * (a)                                          20,098      254,843
Adams Respiratory Therapeutics, Inc. *                        1,092       35,261
Adolor Corp. * (a)                                            8,957       95,661
Alexion Pharmaceuticals, Inc. * (a)                           6,285      173,969
Alkermes, Inc. * (a)                                         20,225      339,780
Amylin Pharmaceuticals, Inc. * (a)                           23,325      811,477
Andrx Corp. *                                                16,334      252,034

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Array BioPharma, Inc. *                                       7,766   $   55,760
Atherogenics, Inc. * (a)                                      8,471      135,790
Bentley Pharmaceuticals, Inc. * (a)                           4,335       51,803
BioScrip, Inc. *                                              9,025       58,662
Connetics Corp. * (a)                                         7,783      131,611
Cubist Pharmaceuticals, Inc. *                               12,021      258,932
Dusa Pharmaceuticals, Inc. * (a)                              4,278       45,347
Encysive Pharmaceuticals, Inc. * (a)                         13,063      153,882
Eyetech Pharmaceuticals, Inc. * (a)                           7,553      135,652
First Horizon Pharmaceutical Corp. * (a)                      6,235      123,889
Hi-Tech Pharmacal Company, Inc. *                             1,276       38,382
Idenix Pharmaceuticals, Inc. * (a)                            2,811       70,556
Inspire Pharmaceuticals, Inc. * (a)                           9,690       73,644
Introgen Therapeutics, Inc. *                                 4,443       23,192
Isis Pharmaceuticals, Inc. * (a)                             13,442       67,882
Medicis Pharmaceutical Corp., Class A (a)                    12,087      393,553
Nastech Pharmaceutical Company, Inc. * (a)                    4,282       60,547
Noven Pharmaceuticals, Inc. *                                 5,404       75,656
NPS Pharmaceuticals, Inc. * (a)                               8,827       89,241
Nuvelo, Inc. * (a)                                            9,678       92,909
Onyx Pharmaceuticals, Inc. * (a)                              7,878      196,792
Pain Therapeutics, Inc. *                                     6,732       42,344
Par Pharmaceutical Companies, Inc. * (a)                      7,626      203,004
Penwest Pharmaceuticals Company *                             5,238       91,822
Pharmion Corp. * (a)                                          5,512      120,217
Pozen, Inc. * (a)                                             5,695       62,588
Prestige Brands Holdings, Inc. * (a)                          6,333       78,023
Regeneron Pharmaceuticals, Inc. * (a)                         7,948       75,426
Renovis, Inc. * (a)                                           4,349       58,842
Rigel Pharmaceuticals, Inc. *                                 4,883      116,069
Salix Pharmaceuticals, Ltd. * (a)                             8,247      175,249
Supergen, Inc. * (a)                                         11,893       74,926
United Therapeutics Corp. *                                   5,035      351,443
Vertex Pharmaceuticals, Inc. * (a)                           21,223      474,334
                                                                      ----------
                                                                       6,220,994

PLASTICS - 0.05%
Spartech Corp. (a)                                            7,243      141,528

POLLUTION CONTROL - 0.02%
Duratek, Inc. * (a)                                           3,253       59,465

PUBLISHING - 0.61%
Consolidated Graphics, Inc. *                                 2,623      112,920
Courier Corp.                                                 2,648       99,035
Gemstar-TV Guide International, Inc. *                       55,177      163,324
Hollinger International, Inc., Class A                       13,871      135,936
Media General, Inc., Class A (a)                              4,850      281,349
Playboy Enterprises, Inc., Class B * (a)                      5,040       71,064

PRIMEDIA, Inc. * (a)                                         33,481      136,937
Readers Digest Association, Inc., Class A (a)                22,424      358,111
Scholastic Corp. * (a)                                        7,457   $  275,611
Thomas Nelson, Inc.                                           3,049       57,199
                                                                      ----------
                                                                       1,691,486

RAILROADS & EQUIPMENT - 0.63%
Florida East Coast Indiana, Inc. (a)                          7,289      330,119
GATX Corp.                                                    9,672      382,527
Genesee & Wyoming, Inc., Class A * (a)                        5,281      167,408
Greenbrier Company, Inc. (a)                                  1,471       48,896
Kansas City Southern * (a)                                   18,188      423,962
RailAmerica, Inc. *                                           8,792      104,625
Wabtec Corp.                                                 10,478      285,840
                                                                      ----------
                                                                       1,743,377

REAL ESTATE - 6.40%
Aames Investment Corp., REIT                                  9,431       59,227
Acadia Realty Trust, REIT (a)                                 6,514      117,187
Affordable Residential Communities, REIT (a)                  5,925       59,902
Agree Realty Corp., REIT                                      1,029       29,069
Alexander's, Inc., REIT *                                       445      120,150
Alexandria Real Estate Equities, Inc., REIT                   4,663      385,583
American Campus Communities, Inc., REIT (a)                   3,498       84,022
American Home Mortgage Investment Corp.,
   REIT (a)                                                   7,820      236,946
Amli Residential Properties Trust, REIT (a)                   5,762      184,787
Anthracite Capital, Inc., REIT                               12,177      141,010
Anworth Mortgage Asset Corp., REIT (a)                       10,868       89,878
Arbor Realty Trust, Inc. - REIT                               3,189       89,611
Ashford Hospitality Trust, Inc., REIT (a)                     8,325       89,577
Avatar Holdings, Inc., REIT *                                 1,520       90,045
Bedford Property Investments, Inc., REIT (a)                  3,630       86,539
Bimini Mortgage Management, Inc. (a)                          5,451       61,596
BioMed Realty Trust, Inc., REIT                               7,042      174,642
Boykin Lodging Company, REIT *                                5,003       62,137
Brandywine Realty Trust, REIT (a)                            12,250      380,852
California Coastal Communities, Inc. *                        2,072       72,976
Capital Automotive REIT (a)                                   8,600      332,906
Capital Lease Funding, Inc., REIT (a)                         6,120       63,342
Capital Trust, Inc., REIT (a)                                 2,892       93,007
Cedar Shopping Centers, Inc., REIT (a)                        5,306       76,778
Colonial Properties Trust, REIT                               8,637      384,174
Columbia Equity Trust, Inc., REIT *                           3,284       47,946
Commercial Net Lease Realty, REIT                            11,716      234,320
Corporate Office Properties Trust, REIT                       6,566      229,482
Correctional Properties Trust, REIT                           3,249       95,553
Cousins Properties, Inc., REIT                                8,678      262,249
Criimi Mae, Inc., REIT * (a)                                  3,787       65,174
Deerfield Triarc Capital Corp., REIT                          1,689       23,410
DiamondRock Hospitality Company (a)                           5,789       68,021
EastGroup Properties, Inc., REIT                              4,892      214,025

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
ECC Capital Corp., REIT                                     12,940   $    42,184
Education Realty Trust, Inc., REIT                           5,366        89,612
Entertainment Properties Trust, REIT                         5,725       255,507
Equity Inns, Inc., REIT                                     12,219       164,956
Equity Lifestyle Properties, Inc., REIT                      4,387       197,415
Equity One, Inc., REIT                                       8,160       189,720
Extra Space Storage, Inc., REIT (a)                          7,311       112,443
Felcor Lodging Trust, Inc., REIT *                          11,142       168,801
Fieldstone Investment Corp., REIT                           11,030       128,610
First Industrial Realty Trust, Inc., REIT (a)                9,372       375,349
First Potomac Realty Trust, REIT                             4,054       104,188
Gables Residential Trust, REIT                               6,509       284,118
Getty Realty Corp., REIT                                     4,127       118,775
Glenborough Realty Trust, Inc., REIT (a)                     7,200       138,240
Glimcher Realty Trust, REIT (a)                              8,180       200,165
GMH Communities Trust, REIT (a)                              7,253       106,402
Government Properties Trust, Inc., REIT (a)                  5,991        58,712
Gramercy Captial Corp., REIT                                 3,277        78,517
Heritage Property Investment Trust, REIT                     5,980       209,300
Hersha Hospitality Trust, REIT (a)                           5,902        58,607
Highland Hospitality Corp., REIT (a)                         9,626        98,763
Highwoods Properties, Inc., REIT                            11,684       344,795
Home Properties, Inc., REIT                                  6,847       268,745
Homebanc Corp., Georgia, REIT (a)                           13,104       101,163
Impac Mortgage Holdings, Inc., REIT (a)                     16,575       203,209
Inland Real Estate Corp., REIT                              15,252       238,846
Innkeepers USA Trust, REIT                                   9,853       152,229
Jones Lang Lasalle, Inc.                                     7,643       352,037
Kilroy Realty Corp., REIT                                    6,407       358,984
Kite Realty Group Trust, REIT                                5,120        76,390
LaSalle Hotel Properties, REIT                               6,778       233,502
Lexington Corporate Property Trust, REIT (a)                10,939       257,613
LTC Properties, Inc., REIT                                   5,297       112,296
Luminent Mortgage Capital, Inc., REIT (a)                    8,726        65,881
Maguire Properties, Inc., REIT                               7,716       231,866
MeriStar Hospitality Corp., REIT * (a)                      19,448       177,560
MFA Mortgage Investments, Inc., REIT                        18,340       112,424
Mid-America Apartment Communities, Inc., REIT                4,458       207,342
MortgageIT Holdings, Inc., REIT (a)                          4,213        59,909
National Health Investments, Inc., REIT (a)                  5,318       146,830
Nationwide Health Properties, Inc., REIT (a)                14,680       342,044
Newcastle Investment Corp., REIT                             9,757       272,220
NorthStar Realty Finance Corp., REIT (a)                     5,217        48,988
Novastar Financial, Inc., REIT (a)                           5,799       191,309
Omega Healthcare Investors, REIT (a)                        11,599       161,458
Origen Financial, Inc.                                       3,654        27,661
Parkway Properties, Inc., REIT                               3,229       151,505
Pennsylvania Real Estate Investment Trust, REIT              8,070       340,393
Post Properties, Inc., REIT                                  8,747   $   325,826
Prentiss Properties Trust, REIT (a)                          9,778       396,987
PS Business Parks, Inc., REIT                                3,803       174,177
RAIT Investment Trust, REIT (a)                              5,671       161,623
Ramco-Gershenson Properties Trust, REIT (a)                  3,621       105,697
Redwood Trust, Inc., REIT (a)                                4,253       206,738
Saul Centers, Inc., REIT (a)                                 2,780       100,052
Saxon Capital, Inc., REIT                                   11,169       132,353
Senior Housing Properties Trust, REIT                       13,200       250,800
Sizeler Property Investors, Inc., REIT (a)                   4,903        59,522
Sovran Self Storage, Inc., REIT (a)                          3,647       178,521
Spirit Finance Corp., REIT                                  14,959       168,289
Strategic Hotel Cap, Inc., REIT                              7,562       138,082
Sun Communities, Inc., REIT                                  3,775       123,669
Sunstone Hotel Investors, Inc., REIT                         5,300       129,267
Tanger Factory Outlet Centers, Inc., REIT                    6,283       174,730
Taubman Centers, Inc., REIT                                 11,238       356,245
Town & Country Trust SBI (a)                                 4,387       127,311
Trammell Crow Company *                                      7,896       194,873
Trustreet Properties, Inc., REIT (a)                        12,997       203,403
Universal Health Realty Income Trust, REIT                   2,945        97,921
Urstadt Biddle Properties, Inc., REIT                        5,800        87,928
U-Store-It Trust, REIT                                       6,479       131,329
Washington REIT                                              9,406       292,621
Winston Hotels, Inc., REIT (a)                               6,800        68,000
                                                                     -----------
                                                                      17,609,670

RETAIL - 0.01%
Design Within Reach, Inc. * (a)                              3,150        28,444

RETAIL GROCERY - 0.38%
Nash-Finch Company (a)                                       3,028       127,751
Pathmark Stores, Inc. *                                      7,255        81,764
Ruddick Corp.                                                7,915       182,441
The Great Atlantic & Pacific Tea Company, Inc. * (a)         3,936       111,625
United Natural Foods, Inc. *                                 9,234       326,514
Weis Markets, Inc.                                           3,557       142,316
Wild Oats Markets, Inc. * (a)                                6,676        85,853
                                                                     -----------
                                                                       1,058,264

RETAIL TRADE - 4.15%
99 Cents Only Stores * (a)                                   9,524        88,097
A.C. Moore Arts & Crafts, Inc. * (a)                         3,384        64,905
Aaron Rents, Inc., Class B (a)                               8,844       187,051
Aeropostale, Inc. *                                         12,417       263,861
Asbury Automotive Group, Inc. *                              3,184        54,224
Big 5 Sporting Goods Corp.                                   4,723       112,691
Big Lots, Inc. *                                            25,233       277,311
Blair Corp.                                                  1,571        57,954
Bombay Company, Inc. * (a)                                   8,571        37,798

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Brookstone, Inc. *                                           4,762   $    94,954
Build A Bear Workshop, Inc. * (a)                            2,208        49,238
Building Materials Holding Corp.                             3,129       291,592
Burlington Coat Factory Warehouse Corp.                      3,690       140,368
Cabela's, Inc. * (a)                                         6,919       127,102
Cache, Inc. *                                                3,129        47,655
Casey's General Stores, Inc.                                11,668       270,698
Cash America International, Inc.                             6,617       137,303
Casual Male Retail Group, Inc. * (a)                         6,527        44,906
Cato Corp., Class A                                          7,051       140,526
Charlotte Russe Holding, Inc. * (a)                          3,715        49,484
Charming Shoppes, Inc. * (a)                                26,767       285,604
Childrens Place Retail Stores, Inc. *                        4,711       167,900
Christopher & Banks Corp. (a)                                8,129       112,749
Coldwater Creek, Inc. *                                      7,986       201,407
Cost Plus, Inc. *                                            5,055        91,748
DSW Inc., - Class A *                                        1,488        31,397
Electronics Boutique Holdings Corp. * (a)                    2,628       165,144
Finish Line, Inc.                                            9,512       138,780
First Cash Financial Services *                              3,179        83,671
Fossil, Inc. * (a)                                          10,878       197,871
Fred's, Inc., Class A (a)                                    9,131       114,229
GameStop Corp. *                                            10,142       287,931
Genesco, Inc. * (a)                                          5,055       188,248
Group 1 Automotive, Inc. *                                   4,863       134,219
Guitar Center, Inc. *                                        5,797       320,052
Haverty Furniture Companies, Inc.                            4,753        58,129
Hibbett Sporting Goods, Inc. * (a)                           5,430       120,806
Hot Topic, Inc. *                                           10,058       154,491
J. Jill Group, Inc. *                                        4,785        75,699
Jo Ann Stores, Inc. *                                        5,261        91,015
Kenneth Cole Productions, Inc., Class A (a)                  2,299        62,740
Linens'n Things, Inc. *                                     10,088       269,350
Longs Drug Stores Corp. (a)                                  6,868       294,569
Marinemax, Inc. *                                            3,100        79,019
NBTY, Inc. *                                                12,433       292,175
New York & Co., Inc. * (a)                                   3,008        49,331
Pacific Sunwear of California, Inc. *                       16,795       360,085
Pantry, Inc. *                                               3,902       145,818
Party City Corp. *                                           1,619        27,393
Payless ShoeSource, Inc. * (a)                              15,007       261,122
PETCO Animal Supplies, Inc. *                               12,927       273,535
Pier 1 Imports, Inc. (a)                                    19,169       216,035
Regis Corp. (a)                                             10,056       380,318
Restoration Hardware, Inc. * (a)                             6,394        40,410
Retail Ventures, Inc. * (a)                                  3,993        43,843
School Specialty, Inc. * (a)                                 5,294       258,241
Sharper Image Corp. * (a)                                    2,843        35,822
Shoe Carnival, Inc. * (a)                                    1,953   $    31,072
Shopko Stores, Inc. * (a)                                    6,701       171,010
Sonic Automative, Inc.                                       6,551       145,563
Sports Authority, Inc. * (a)                                 5,812       171,105
Stein Mart, Inc.                                             5,938       120,541
Steven Madden, Ltd. *                                        3,434        78,707
Talbots, Inc. (a)                                            5,072       151,754
The Buckle, Inc.                                             1,840        62,505
The Dress Barn, Inc. * (a)                                   5,077       115,553
The Wet Seal, Inc., Class A * (a)                           10,084        45,378
The Yankee Candle, Inc.                                     10,219       250,365
Too, Inc. * (a)                                              7,724       211,869
Tractor Supply Company *                                     7,330       334,614
Transport World Entertainment Corp. * (a)                    4,601        36,302
Tuesday Morning Corp.                                        5,864       151,702
United Rentals, Inc. * (a)                                  15,043       296,498
ValueVision Media, Inc., Class A * (a)                       6,440        73,094
Wilsons The Leather Experts, Inc. * (a)                      4,834        29,487
Zale Corp. *                                                11,182       303,927
                                                                     -----------
                                                                      11,429,660

SANITARY SERVICES - 0.21%
Casella Waste Systems, Inc., Class A * (a)                   4,764        62,551
Darling International, Inc. *                               16,357        57,740
Insituform Technologies, Inc., Class A * (a)                 6,234       107,786
Waste Connections, Inc. *                                   10,254       359,711
                                                                     -----------
                                                                         587,788

SEMICONDUCTORS - 3.61%
Actel Corp. *                                                5,896        85,256
Advanced Energy Industries, Inc. *                           4,964        53,413
American Superconductor Corp. * (a)                          7,559        78,236
Amis Holdings, Inc. *                                        9,820       116,465
Amkor Technology, Inc. * (a)                                22,376        98,007
Applied Micro Circuits Corp. *                              68,397       205,191
Asyst Technologies, Inc. *                                  11,412        53,180
Atmel Corp. * (a)                                           93,227       192,048
ATMI, Inc. * (a)                                             8,247       255,657
Axcelis Technologies, Inc. * (a)                            22,394       116,897
Cirrus Logic, Inc. *                                        19,218       145,865
Conexant Systems, Inc. * (a)                               104,679       187,375
Credence Systems Corp. * (a)                                18,285       145,914
Cymer, Inc. *                                                7,974       249,746
Cypress Semiconductor Corp. * (a)                           29,216       439,701
Diodes, Inc. * (a)                                           2,229        80,824
DSP Group, Inc. *                                            6,349       162,915
Emcore Corp. * (a)                                           9,029        55,258
Emulex Corp. *                                              18,407       372,005
Entegris, Inc. *                                            26,431       298,670
Exar Corp. * (a)                                             9,376       131,452

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Fairchild Semiconductor International, Inc. *                26,263   $  390,268
FormFactor, Inc. *                                            7,579      172,953
Genesis Microchip, Inc. *                                     7,455      163,637
Integrated Device Technology, Inc. *                         43,145      463,377
International Displayworks, Inc. * (a)                        7,388       43,885
IXYS Corp. *                                                  5,632       59,474
Kopin Corp. *                                                16,331      113,500
Kulicke & Soffa Industries, Inc. *                           11,803       85,572
Laedis Technology, Inc. * (a)                                 4,439       30,407
Lattice Semiconductor Corp. *                                25,524      109,243
LTX Corp. * (a)                                              13,947       58,856
Mattson Technology, Inc. * (a)                                9,653       72,494
Micrel, Inc. *                                               13,691      153,750
Microsemi Corp. *                                            13,605      347,472
Microtune, Inc. *                                            12,188       75,931
MIPS Technologies, Inc., Class A *                            9,664       66,005
MKS Instruments, Inc. *                                       7,298      125,745
Netlogic Microsystems, Inc * (a)                              2,522       54,450
OmniVision Technologies, Inc. * (a)                          12,473      157,409
ON Semiconductor Corp. * (a)                                 32,047      165,683
Pericom Semiconductor Corp. * (a)                             6,834       60,413
Photronics, Inc. *                                            7,294      141,504
Pixelworks, Inc. * (a)                                       10,547       69,505
PLX Technology, Inc. * (a)                                    5,448       45,436
PMC-Sierra, Inc. * (a)                                       39,782      350,479
Power Integrations, Inc. *                                    6,581      143,137
Rambus, Inc. *                                               22,178      268,354
Rudolph Technologies, Inc. * (a)                              3,162       42,592
Semitool, Inc. * (a)                                          4,399       34,972
Semtech Corp. *                                              16,220      267,143
Sigmatel, Inc. *                                              7,960      161,110
Silicon Image, Inc. *                                        17,588      156,357
Silicon Laboratories, Inc. * (a)                              9,405      285,818
Skyworks Solutions, Inc. *                                   35,017      245,819
Tessera Technologies, Inc. *                                  9,733      291,114
TranSwitch Corp. * (a)                                       24,145       41,529
Triquint Semiconductor, Inc. * (a)                           31,217      109,884
Ultratech, Inc. * (a)                                         5,420       84,498
Varian Semiconductor Equipment Associates,
   Inc. * (a)                                                 7,963      337,392
Veeco Instruments, Inc. * (a)                                 5,972       95,791
Vitesse Semiconductor Corp. * (a)                            48,427       91,043
Volterra Semiconductor Corp. * (a)                            3,498       42,920
Zoran Corp. *                                                 9,670      138,281
                                                                      ----------
                                                                       9,939,277

SHIPBUILDING - 0.03%
Maritrans, Inc.                                               2,587       82,784

SOFTWARE - 2.38%
Advent Software, Inc. * (a)                                   4,935   $  132,949
Allscripts Healthcare Solution, Inc. * (a)                    7,553      136,105
Altiris, Inc. *                                               5,000       76,450
ANSYS, Inc. *                                                 7,159      275,550
AsiaInfo Holdings, Inc. *                                     8,898       43,155
Aspen Technology, Inc. * (a)                                 10,223       63,894
Blackboard, Inc. * (a)                                        4,125      103,166
Borland Software Corp. * (a)                                 17,891      104,126
Bottomline Technologies, Inc. *                               3,262       49,224
Catapult Communications Corp. *                               2,422       44,419
CCC Information Services Group, Inc. *                        2,275       59,446
CIBER, Inc. * (a)                                            12,047       89,509
Concur Technologies, Inc. *                                   6,817       84,326
Covansys Corp. *                                              7,053      112,566
Dendrite International, Inc. *                                9,622      193,306
Emageon, Inc. *                                               3,425       46,443
Epicor Software Corp. * (a)                                  11,931      155,103
EPIQ Systems, Inc. * (a)                                      3,432       74,886
Equinix, Inc. *                                               3,465      144,317
Faro Technologies, Inc. * (a)                                 2,591       50,499
InfoUSA, Inc.                                                 7,561       80,298
Intermediate Telephone, Inc. (a)                              4,838      101,598
iPass, Inc. *                                                12,331       66,341
JDA Software Group, Inc. * (a)                                6,677      101,357
Keane, Inc. * (a)                                            10,787      123,295
Lawson Software Inc. * (a)                                   14,401       99,943
Macrovision Corp. *                                          11,273      215,314
Magma Design Automation, Inc. * (a)                           8,035       65,244
Manhattan Associates, Inc. *                                  6,624      153,677
Mantech International Corp. *                                 3,529       93,201
MapInfo Corp. * (a)                                           5,158       63,186
McDATA Corp., Class A * (a)                                  26,716      139,992
Micromuse, Inc. *                                            18,113      142,730
MicroStrategy, Inc. *                                         3,087      216,985
Midway Games, Inc. * (a)                                      4,079       61,960
Monolithic Power Systems, Inc. * (a)                          4,128       35,047
Motive, Inc. * (a)                                            5,356       33,957
MRO Software, Inc. *                                          4,725       79,569
Open Solutions, Inc. *                                        4,528       98,801
Opsware, Inc. * (a)                                          16,822       87,306
Packeteer, Inc. *                                             7,642       95,907
Parametric Technology Corp. *                                60,335      420,535
PDF Solutions, Inc. *                                         4,397       72,990
Quality Systems (a)                                           1,693      116,969
Scansoft, Inc. *                                             22,503      119,941
Secure Computing Corp. * (a)                                  8,191       92,968
Serena Software, Inc. * (a)                                   6,281      125,180
SPSS, Inc. *                                                  4,252      102,048

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
SS&C Technologies, Inc.                                       3,641   $  133,406
THQ, Inc. * (a)                                              13,130      279,932
Tradestation Group, Inc. * (a)                                4,928       49,970
Transaction Systems
Architects, Inc., Class A *                                   8,536      237,728
Ultimate Software Group, Inc. *                               5,394       99,357
VeriFone Holdings, Inc. *                                     5,545      111,510
Verint Systems, Inc. *                                        2,989      122,370
Websense, Inc. *                                              5,343      273,615
                                                                      ----------
                                                                       6,553,666

STEEL - 0.79%
Alaska Steel Holding Corp. * (a)                             24,554      210,428
Carpenter Technology Corp.                                    5,371      314,794
Chaparral Steel Company * (a)                                 5,066      127,765
NS Group, Inc. *                                              4,984      195,622
Roanoke Electric Steel Corp.                                  2,900       58,087
Ryerson Tull, Inc. (a)                                        5,663      120,622
Schnitzer Steel Industries, Inc. (a)                          4,925      160,407
Steel Dynamics, Inc. (a)                                      8,787      298,407
Steel Technologies, Inc. (a)                                  2,799       72,578
Texas Industries, Inc.                                        5,066      275,590
Wheeling-Pittsburgh Corp. * (a)                               2,071       34,648
Worthington Industries, Inc.                                 15,104      317,637
                                                                      ----------
                                                                       2,186,585

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.69%
ADTRAN, Inc.                                                 14,499      456,719
Aeroflex, Inc. *                                             16,762      156,892
Airspan Networks, Inc. * (a)                                  9,285       46,704
Applied Signal Technology, Inc. (a)                           2,703       51,573
Arris Group, Inc. * (a)                                      20,634      244,719
Atheros Communications, Inc. * (a)                            7,679       74,947
Brightpoint, Inc. * (a)                                       6,211      118,879
Broadwing Corp. * (a)                                        14,555       72,629
Ciena Corp. * (a)                                           127,869      337,574
Commonwealth Telephone
Enterprises, Inc., (CTE)                                      4,853      182,958
Commscope, Inc. * (a)                                        12,095      209,727
Comtech Telecommunications Corp. *                            4,831      200,342
Consolidated Communications Holdings, Inc. *                  2,732       37,155
CT Communications, Inc.                                       5,098       63,062
Ditech Communications Corp. *                                 7,248       48,852
Essex Corp. *                                                 3,944       85,466
Fairpoint Communications, Inc. (a)                            6,453       94,407
Finisar Corp. * (a)                                          43,490       59,581
General Communication, Inc. *                                13,079      129,482
Golden Telecom, Inc. (a)                                      4,897      154,598
Harmonic, Inc. * (a)                                         16,397       95,431
InterDigital Communication Corp. * (a)                       11,963      234,953
Intrado, Inc. * (a)                                           4,229   $   76,249
Iowa Telecommunications Services, Inc. (a)                    5,255       88,389
J2 Global Communications, Inc. * (a)                          5,224      211,154
Level 3 Communications, Inc. * (a)                          155,533      360,837
Mastec, Inc. * (a)                                            6,286       68,517
MRV Communications, Inc. * (a)                               24,150       51,440
NETGEAR, Inc. * (a)                                           7,108      171,018
NeuStar, Inc. - Class A *                                     3,180      101,728
Newport Corp. *                                               8,960      124,813
Plantronics, Inc. (a)                                        10,820      333,364
Polycom, Inc. *                                              21,604      349,337
Powerwave Technologies, Inc. * (a)                           22,218      288,612
Premiere Global Services, Inc. * (a)                         16,238      132,827
Price Communications Corp. *                                 10,309      169,583
RCN Corp. * (a)                                               5,223      110,832
SBA Communications Corp. * (a)                               16,584      256,223
Shenandoah Telecommunications Company                         1,811       74,595
Sonus Networks, Inc. * (a)                                   55,414      321,401
Spectralink Corp. (a)                                         4,611       58,790
SureWest Communications (a)                                   3,601      103,277
Symmetricom, Inc. * (a)                                      10,454       80,914
Tekelec * (a)                                                12,567      263,279
Telkonet, Inc. * (a)                                          8,421       33,010
Terayon Communication Systems, Inc. *                        17,793       69,393
UTStarcom, Inc. * (a)                                        22,221      181,546
Viasat, Inc. *                                                4,888      125,377
Westell Technologies, Inc., Class A * (a)                    12,376       45,049
                                                                      ----------
                                                                       7,408,204

TELEPHONE - 0.26%
Centennial Communications Corp., Class A * (a)                4,983       74,645
Cincinnati Bell, Inc. *                                      55,267      243,728
IDT, Corp. *                                                 13,089      159,555
North Pittsburgh Systems, Inc.                                3,980       81,232
TALK America Holdings, Inc. * (a)                             6,475       61,059
Valor Communications Group, Inc.                              6,786       92,493
                                                                      ----------
                                                                         712,712

TIRES & RUBBER - 0.15%
Bandag, Inc. (a)                                              2,665      114,222
Cooper Tire & Rubber Company (a)                             14,244      217,506
Myers Indiana, Inc.                                           6,146       71,539
                                                                      ----------
                                                                         403,267

TOBACCO - 0.18%
Alliance One International, Inc.                             19,603       69,395
Schweitzer Mauduit International, Inc.                        3,697       82,517
Universal Corp.                                               5,684      220,710
Vector Group, Ltd. (a)                                        6,016      120,380
                                                                      ----------
                                                                         493,002

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

TOYS, AMUSEMENTS & SPORTING GOODS - 0.03%
Jakks Pacific, Inc. * (a)                                   5,745   $     93,241

TRANSPORTATION - 0.41%
Dynamex, Inc. *                                             3,418         53,458
Frozen Food Express Industries, Inc. *                      4,399         46,145
Heartland Express, Inc. (a)                                10,490        213,367
Kirby Corp. *                                               5,038        249,028
Marten Transport, Ltd. *                                    2,917         73,800
Offshore Logistics, Inc. *                                  5,319        196,803
Pacer International, Inc.                                   8,574        226,011
SCS Transportation, Inc. *                                  3,826         60,106
                                                                    ------------
                                                                       1,118,718

TRAVEL SERVICES - 0.05%
Ambassadors Group, Inc.                                     4,328         96,514
Pegasus Solutions, Inc. * (a)                               5,227         46,939
                                                                    ------------
                                                                         143,453

TRUCKING & FREIGHT - 0.57%
Arkansas Best Corp. (a)                                     5,721        199,491
EGL, Inc. * (a)                                             8,775        238,241
Forward Air Corp.                                           7,453        274,569
Hub Group, Inc., Class A * (a)                              4,498        165,122
Knight Transportation, Inc. (a)                             8,749        213,126
Old Dominion Freight Lines, Inc. *                          4,386        146,887
Wabash National Corp. (a)                                   7,012        137,856
Werner Enterprises, Inc. (a)                               11,322        195,757
                                                                    ------------
                                                                       1,571,049

UTILITY SERVICE - 0.04%
SJW Corp.                                                   1,988         95,981
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $222,944,839)                             $267,819,415
                                                                    ------------

CORPORATE BONDS - 0.02%

METAL & METAL PRODUCTS - 0.02%
Mueller Industries, Inc.
   6.00% due 11/01/2014                               $    56,000         54,320
                                                      -----------   ------------
TOTAL CORPORATE BONDS (Cost $54,957)                                $     54,320
                                                                    ------------

SHORT TERM INVESTMENTS - 28.66%
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                           $ 6,200,000   $  6,198,691
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 71,737,030     71,737,030
United States Treasury Bills
   zero coupon due 11/17/2005 ****                      1,000,000        995,935
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $78,931,237)                                               $ 78,931,656
                                                                    ------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $29,007 on
   10/3/2005, collateralized by $25,000
   U.S. Treasury Bonds, 7.125% due
   02/15/2023 (valued at $32,797,
   including interest) (c)                            $    29,000   $     29,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $29,000)                                                   $     29,000
                                                                    ------------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
   (COST $301,960,033) - 125.95%                                    $346,834,391
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.95)%                     (71,453,579)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $275,380,812
                                                                    ============

SMALL CAP OPPORTUNITIES TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.46%

AEROSPACE - 0.91%
Alliant Techsystems, Inc. *                                 51,525   $ 3,846,341
Orbital Sciences Corp., Class A *                           66,700       833,750
                                                                     -----------
                                                                       4,680,091

AGRICULTURE - 0.07%
Fresh Del Monte Produce, Inc.                               13,200       359,304

AIR FREIGHT - 0.34%
ExpressJet Holdings, Inc. *                                197,100     1,767,987

AIR TRAVEL - 0.16%
JetBlue Airways Corp. *                                     27,300       480,480
Pinnacle Airline Corp. *                                    51,300       333,450
                                                                     -----------
                                                                         813,930

ALUMINUM - 0.44%
Century Aluminum Company *                                 101,550     2,282,844

APPAREL & TEXTILES - 0.75%
G & K Services, Class A                                     14,300       563,277
Warnaco Group, Inc. *                                       36,100       790,951
Wolverine World Wide, Inc.                                 118,800     2,500,740
                                                                     -----------
                                                                       3,854,968

AUTO PARTS - 3.16%
American Axle & Manufacturing Holdings, Inc.                68,200     1,574,056
BorgWarner, Inc.                                           163,000     9,202,980
Commercial Vehicle Group, Inc. *                           133,375     2,792,872
Noble International, Ltd.                                  113,900     2,751,824
                                                                     -----------
                                                                      16,321,732

AUTO SERVICES - 0.79%
ADESA, Inc.                                                 34,750       767,975
ANC Rental Corp. * (g)                                     694,000            69
Lithia Motors, Inc., Class A                                81,400     2,358,972

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

AUTO SERVICES (CONTINUED)
Spartan Motors, Inc.                                        88,700   $   964,169
                                                                     -----------
                                                                       4,091,185

AUTOMOBILES - 1.40%
Rush Enterprises, Inc. *                                    38,000       580,640
United Auto Group, Inc.                                    201,200     6,647,648
                                                                     -----------
                                                                       7,228,288

BANKING - 2.58%
Bank of the Ozarks, Inc.                                    69,925     2,400,525
BOK Financial Corp.                                         19,128       921,396
Cathay General Bancorp, Inc.                                69,800     2,475,108
First Midwest Bancorp, Inc.                                 16,350       608,874
FirstFed Financial Corp. *                                   9,800       527,338
Franklin Bank Corp. *                                       11,900       192,185
Greater Bay Bancorp                                         13,700       337,568
Netbank, Inc.                                               30,000       249,300
Placer Sierra Bancshares                                    10,800       296,676
Prosperity Bancshares, Inc.                                 58,900     1,781,725
Provident Bankshares Corp.                                  16,000       556,480
UCBH Holdings, Inc.                                        128,400     2,352,288
Umpqua Holdings Corp.                                       27,200       661,504
                                                                     -----------
                                                                      13,360,967

BIOTECHNOLOGY - 0.08%
ID Biomedical Corp. *                                       13,800       414,690

BROADCASTING - 0.14%
Radio One, Inc., Class D *                                  53,300       700,895

BUILDING MATERIALS & CONSTRUCTION - 2.10%
Builders FirstSource, Inc. *                               359,375     8,024,844
Eagle Materials, Inc.                                       23,300     2,827,921
                                                                     -----------
                                                                      10,852,765

BUSINESS SERVICES - 0.91%
ADVO, Inc.                                                  27,400       857,346
Arbitron, Inc.                                              32,200     1,282,848
Exponent, Inc. *                                            24,300       762,777
Resources Connection, Inc. *                                14,900       441,487
TETRA Technologies, Inc. *                                  29,200       491,144
West Corp. *                                                23,000       859,970
                                                                     -----------
                                                                       4,695,572

CHEMICALS - 0.35%
Lubrizol Corp.                                              11,500       498,295
Methanex Corp.                                              88,300     1,313,021
                                                                     -----------
                                                                       1,811,316

COMMERCIAL SERVICES - 0.06%
TNS, Inc. *                                                 11,900       288,575

COMPUTERS & BUSINESS EQUIPMENT - 4.07%
Anteon International Corp. *                                90,800     3,882,608
Benchmark Electronics, Inc. *                               22,400       674,688
Brocade Communications Systems, Inc. *                     120,400       491,232
CACI International, Inc., Class A *                         94,225   $ 5,710,035
Digi International, Inc. *                                 482,786     5,180,294
Gateway, Inc. *                                            241,400       651,780
National Instruments Corp.                                  17,100       421,344
Plexus Corp. *                                              62,400     1,066,416
Sonic Solutions *                                          138,000     2,967,000
                                                                     -----------
                                                                      21,045,397

CONSTRUCTION & MINING EQUIPMENT - 1.08%
Pason Systems, Inc.                                        238,000     5,572,023

CONSTRUCTION MATERIALS - 0.97%
Universal Forest Products, Inc.                             87,180     4,997,158

CONTAINERS & GLASS - 0.26%
Jarden Corp. *                                              33,000     1,355,310

COSMETICS & TOILETRIES - 0.59%
Chattem, Inc. *                                             74,800     2,655,400
Steiner Leisure, Ltd. *                                     10,900       370,273
                                                                     -----------
                                                                       3,025,673

CRUDE PETROLEUM & NATURAL GAS - 2.32%
Cimarex Energy Company *                                    93,675     4,246,288
Helmerich & Payne, Inc.                                     18,300     1,105,137
Hydril *                                                     9,200       631,488
Unit Corp. *                                               108,275     5,985,442
                                                                     -----------
                                                                      11,968,355

DOMESTIC OIL - 3.06%
Brigham Exploration Company *                              366,625     4,711,131
Delta Petroleum Corp. *                                     33,500       696,800
Energy Partners, Ltd. *                                     21,700       677,474
Oil States International, Inc. *                           181,800     6,601,158
St. Mary Land & Exploration Company                         10,400       380,640
TETRA Technologies, Inc. *                                  88,749     2,770,744
                                                                     -----------
                                                                      15,837,947

DRUGS & HEALTH CARE - 0.12%
Candela Corp. *                                             32,300       317,186
Qiagen NV *                                                 24,400       318,176
                                                                     -----------
                                                                         635,362

EDUCATIONAL SERVICES - 0.04%
Princeton Review, Inc. *                                    34,700       208,547

ELECTRICAL EQUIPMENT - 2.09%
AMETEK, Inc.                                               226,950     9,752,042
Craftmade International, Inc.                               45,025       809,099
Power-One, Inc. *                                           42,600       236,004
                                                                     -----------
                                                                      10,797,145

ELECTRICAL UTILITIES - 0.21%
Allete, Inc.                                                24,266     1,111,625

ELECTRONICS - 0.58%
Electro Scientific Industries, Inc. *                       37,700       842,972

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
FEI Company *                                               11,800   $   227,150
TTM Technologies, Inc. *                                   266,800     1,907,620
                                                                     -----------
                                                                       2,977,742

ENERGY - 3.12%
Headwaters, Inc. *                                          50,550     1,890,570
New Jersey Resources Corp.                                  35,100     1,613,898
Southwestern Energy Company *                              172,175    12,637,645
                                                                     -----------
                                                                      16,142,113

FINANCIAL SERVICES - 5.40%
Accredited Home Lenders Holding Company *                  142,550     5,012,058
Ace Cash Express, Inc. *                                   149,500     2,916,745
Affiliated Managers Group, Inc. *                          102,200     7,401,324
Americredit Corp. *                                         73,500     1,754,445
Asset Acceptance Capital Corp. *                            97,075     2,909,338
Commercial Capital Bancorp, Inc.                           283,300     4,816,100
Federal Agricultural Mortgage Corp., Class C                14,400       350,496
Fulton Financial Corp.                                      20,544       344,112
National Financial Partners Corp.                           45,100     2,035,814
San Juan Basin Royalty Trust                                 7,200       351,360
                                                                     -----------
                                                                      27,891,792

FOOD & BEVERAGES - 0.62%
Interstate Bakeries Corp. *                                 56,400       547,080
Performance Food Group Company *                            65,900     2,079,804
Tootsie Roll Industries, Inc.                               18,629       591,471
                                                                     -----------
                                                                       3,218,355

FURNITURE & FIXTURES - 0.16%
Furniture Brands International, Inc.                        46,000       829,380

GAS & PIPELINE UTILITIES - 0.14%
Southwest Gas Corp.                                         27,300       747,747

HEALTHCARE PRODUCTS - 4.08%
Kensey Nash Corp. *                                         87,150     2,672,019
Merit Medical Systems, Inc. *                              213,777     3,792,404
Orthofix International NV *                                115,025     5,015,090
Polymedica Corp.                                           112,900     3,944,726
Respironics, Inc. *                                        118,750     5,008,875
Wright Medical Group, Inc. *                                27,400       676,232
                                                                     -----------
                                                                      21,109,346

HEALTHCARE SERVICES - 0.32%
AMN Healthcare Services, Inc. *                             41,194       637,271
Magellan Health Services, Inc. *                            13,700       481,555
Vistacare, Inc. *                                           36,700       531,049
                                                                     -----------
                                                                       1,649,875

HOMEBUILDERS - 5.21%
Beazer Homes USA, Inc.                                      24,300     1,425,681
Comstock Homebuilding Companies, Inc. *                    152,085     3,029,533
Pulte Homes, Inc.                                          270,150    11,594,838
Ryland Group, Inc.                                         159,200   $10,892,464
                                                                     -----------
                                                                      26,942,516

HOTELS & RESTAURANTS - 0.49%
California Pizza Kitchen, Inc. *                            45,600     1,333,344
Fairmont Hotels Resorts, Inc.                               17,300       578,166
Four Seasons Hotels, Inc.                                   10,800       619,920
                                                                     -----------
                                                                       2,531,430

HOUSEHOLD APPLIANCES - 1.04%
Drew Industries, Inc. *                                    105,350     2,719,083
Libbey, Inc.                                                20,900       317,680
Technical Olympic USA, Inc.                                 89,050     2,329,548
                                                                     -----------
                                                                       5,366,311

HOUSEHOLD PRODUCTS - 0.37%
Tempur-Pedic International, Inc. *                         145,000     1,716,800
WD-40 Company                                                7,200       190,872
                                                                     -----------
                                                                       1,907,672

INDUSTRIAL MACHINERY - 5.66%
Actuant Corp., Class A                                     107,825     5,046,210
Albany International Corp., Class A                          8,500       313,395
Ceradyne, Inc. *                                           258,875     9,495,535
FMC Technologies, Inc. *                                    62,350     2,625,558
Graco, Inc.                                                 96,100     3,294,308
Middleby Corp. *                                            73,325     5,316,063
Rush Enterprises, Inc., Class B *                          191,581     2,875,631
Tennant Company                                              6,700       274,566
                                                                     -----------
                                                                      29,241,266

INSURANCE - 2.37%
Assured Guaranty, Ltd.                                     100,000     2,393,000
Endurance Specialty Holdings, Ltd.                           5,500       187,605
First American Corp.                                        16,100       735,287
Hub International, Ltd.                                     74,600     1,691,928
Max Re Capital, Ltd.                                         6,500       161,135
RLI Corp.                                                   45,700     2,114,082
Scottish Re Group, Ltd.                                    104,375     2,488,300
Triad Guaranty, Inc. *                                      48,900     1,917,858
Zenith National Insurance Corp.                              9,300       583,017
                                                                     -----------
                                                                      12,272,212

INTERNET SERVICE PROVIDER - 0.47%
United Online, Inc.                                        175,700     2,433,445

INTERNET SOFTWARE - 0.14%
MatrixOne, Inc. *                                           26,800       140,968
Sapient Corp. *                                             58,000       362,500
SupportSoft, Inc. *                                         47,700       240,408
                                                                     -----------
                                                                         743,876

INVESTMENT COMPANIES - 0.31%
American Capital Strategies, Ltd.                           38,000     1,393,080

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

INVESTMENT COMPANIES (CONTINUED)
Medallion Financial Corp.                                   21,500   $   213,065
                                                                     -----------
                                                                       1,606,145

LEISURE TIME - 0.93%
Penn National Gaming, Inc. *                               133,600     4,156,296
Scientific Games Corp., Class A *                           20,400       632,400
                                                                     -----------
                                                                       4,788,696

MANUFACTURING - 2.47%
AptarGroup, Inc.                                            66,600     3,317,346
Carlisle Companies, Inc.                                    57,975     3,685,471
ESCO Technologies, Inc. *                                   42,800     2,142,996
Raven Industries, Inc.                                     123,854     3,622,729
                                                                     -----------
                                                                      12,768,542

MEDICAL-HOSPITALS - 0.58%
VCA Antech, Inc. *                                         116,900     2,983,288

METAL & METAL PRODUCTS - 1.33%
Metals USA, Inc. *                                         188,575     3,858,244
Reliance Steel & Aluminum Company                           57,000     3,017,010
                                                                     -----------
                                                                       6,875,254

MINING - 1.11%
Alpha Natural Resources, Inc. *                             26,100       784,044
AMCOL International Corp.                                  260,575     4,969,165
                                                                     -----------
                                                                       5,753,209

MOBILE HOMES - 1.67%
Thor Industries, Inc.                                      134,375     4,568,750
Winnebago Industries, Inc.                                 140,350     4,065,940
                                                                     -----------
                                                                       8,634,690

OFFICE FURNISHINGS & SUPPLIES - 0.05%
United Stationers, Inc. *                                    5,300       253,658

PETROLEUM SERVICES - 1.02%
Core Laboratories NV *                                     133,100     4,293,806
Newpark Resources, Inc. *                                  115,800       975,036
                                                                     -----------
                                                                       5,268,842

PHARMACEUTICALS - 0.48%
Amylin Pharmaceuticals, Inc. *                              45,900     1,596,861
Atherogenics, Inc. *                                        37,600       602,728
Eyetech Pharmaceuticals, Inc. *                             15,000       269,400
                                                                     -----------
                                                                       2,468,989

PUBLISHING - 0.18%
Readers Digest Association, Inc., Class A                   59,000       942,230

RAILROADS & EQUIPMENT - 1.26%
Genesee & Wyoming, Inc., Class A *                         205,250     6,506,425

REAL ESTATE - 15.79%
Aames Investment Corp., REIT                               358,425     2,250,909
American Financial Realty Trust, REIT                       21,900       310,980
American Home Mortgage Investment Corp., REIT              373,150    11,306,445
Anthracite Capital, Inc., REIT                             212,900     2,465,382
Ashford Hospitality Trust, Inc., REIT                      438,275     4,715,839
Corporate Office Properties Trust, REIT                     81,350   $ 2,843,182
Correctional Properties Trust, REIT                         34,025     1,000,675
Equity One, Inc., REIT                                     216,425     5,031,881
Gramercy Captial Corp., REIT                                92,500     2,216,300
Jer Investors Trust, Inc., REIT *                          250,825     4,529,899
KKR Financial Corp., REIT                                  386,925     8,605,212
LaSalle Hotel Properties, REIT                              20,150       694,168
Luminent Mortgage Capital, Inc., REIT                      172,400     1,301,620
MFA Mortgage Investments, Inc., REIT                        48,300       296,079
New Century Financial Corp., REIT                          106,900     3,877,263
Newcastle Investment Corp., REIT                           267,325     7,458,368
Pan Pacific Retail Properties, Inc., REIT                    8,500       560,150
RAIT Investment Trust, REIT                                214,625     6,116,813
Redwood Trust, Inc., REIT                                   75,450     3,667,625
Saxon Capital, Inc., REIT                                  362,406     4,294,511
SL Green Realty Corp., REIT                                 42,700     2,911,286
The Mills Corp., REIT                                       73,100     4,026,348
Trammell Crow Company *                                     46,300     1,142,684
                                                                     -----------
                                                                      81,623,619

RETAIL GROCERY - 0.25%
Ruddick Corp.                                                2,125        48,981
United Natural Foods, Inc. *                                34,500     1,219,920
                                                                     -----------
                                                                       1,268,901

RETAIL TRADE - 2.62%
Borders Group, Inc.                                         13,100       290,427
Cabela's, Inc. *                                           202,600     3,721,762
Christopher & Banks Corp.                                   17,950       248,967
First Cash Financial Services *                            105,000     2,763,600
Fossil, Inc. *                                               7,800       141,882
Guitar Center, Inc. *                                       53,425     2,949,594
Hot Topic, Inc. *                                           22,900       351,744
PETCO Animal Supplies, Inc. *                               14,300       302,588
Ritchie Brothers Auctioneers, Inc.                          49,300     2,168,707
School Specialty, Inc. *                                     2,650       129,267
Sports Authority, Inc. *                                     5,300       156,032
ValueVision Media, Inc., Class A *                          28,000       317,800
                                                                     -----------
                                                                      13,542,370

SEMICONDUCTORS - 2.43%
Advanced Energy Industries, Inc. *                          93,500     1,006,060
ASM International NV *                                      14,800       208,828
Cymer, Inc. *                                               55,500     1,738,260
Diodes, Inc. *                                             132,000     4,786,320
MKS Instruments, Inc. *                                     43,700       752,951
ON Semiconductor Corp. *                                    68,400       353,628
Power Integrations, Inc. *                                   8,000       174,000
Rudolph Technologies, Inc. *                                19,700       265,359
Semtech Corp. *                                             16,400       270,108

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Sigmatel, Inc. *                                          147,500   $  2,985,400
                                                                    ------------
                                                                      12,540,914

SOFTWARE - 0.31%
Captiva Software Corp. *                                   14,000        251,440
Websense, Inc. *                                           25,925      1,327,619
                                                                    ------------
                                                                       1,579,059

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.75%
Atheros Communications, Inc. *                             47,900        467,504
NETGEAR, Inc. *                                           142,600      3,430,956
                                                                    ------------
                                                                       3,898,460

TRANSPORTATION - 0.56%
Nordic American Tanker Shipping, Ltd. (a)                  67,000      2,530,590
Pacer International, Inc.                                  14,500        382,220
                                                                    ------------
                                                                       2,912,810

TRUCKING & FREIGHT - 4.14%
Celadon Group, Inc. *                                      26,800        597,640
Landstar Systems, Inc.                                    113,300      4,535,399
Old Dominion Freight Lines, Inc. *                        164,275      5,501,570
Oshkosh Truck Corp.                                       249,400     10,764,104
                                                                    ------------
                                                                      21,398,713
                                                                    ------------
TOTAL COMMON STOCKS (Cost $425,281,225)                             $503,699,543
                                                                    ------------

SHORT TERM INVESTMENTS - 0.33%
State Street Navigator Securities
   Lending Prime Portfolio (c)                         $1,688,531   $  1,688,531
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,688,531)                                                $  1,688,531
                                                                    ------------

REPURCHASE AGREEMENTS - 0.57%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $2,936,428 on
   10/03/2005, collateralized by
   $2,270,000 U.S. Treasury Bonds,
   7.25% due 08/15/2022 (valued at
   $2,999,238, including interest) (c)                 $2,936,000   $  2,936,000
                                                       ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,936,000)                                                $  2,936,000
                                                                    ------------
TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES TRUST)
   (COST $429,905,756) - 98.36%                                     $508,324,074
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.64%                          8,479,627
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $516,803,701
                                                                    ============

SMALL CAP TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.33%

ADVERTISING - 2.28%
Ventiv Health, Inc. *                                      226,200   $ 5,928,702

APPAREL & TEXTILES - 4.55%
Quiksilver, Inc. *                                         328,100     4,741,045
Warnaco Group, Inc. *                                      324,800     7,116,368
                                                                     -----------
                                                                      11,857,413

AUTO PARTS - 1.77%
LKQ Corp. *                                                153,000     4,620,600

BANKING - 6.76%
Boston Private Financial Holdings, Inc.                    190,100     5,045,254
First Community Bancorp                                     87,000     4,161,210
Placer Sierra Bancshares                                   306,000     8,405,820
                                                                     -----------
                                                                      17,612,284

BUSINESS SERVICES - 5.80%
Escala Group, Inc. *                                       245,900     4,094,235
Infocrossing, Inc. *                                       309,600     2,845,224
SFBC International, Inc. *                                 184,100     8,172,199
                                                                     -----------
                                                                      15,111,658

CHEMICALS - 3.44%
Arch Chemicals, Inc.                                       154,000     3,580,500
Cytec Industries, Inc.                                     123,900     5,374,782
                                                                     -----------
                                                                       8,955,282

COAL - 2.49%
James River Coal Company *                                 128,600     6,490,442

CONSTRUCTION MATERIALS - 1.77%
Clarcor, Inc.                                              160,900     4,621,048

COSMETICS & TOILETRIES - 5.12%
Intermediate Parfums, Inc.                                 365,900     7,204,571
Playtex Products, Inc. *                                   556,400     6,120,400
                                                                     -----------
                                                                      13,324,971

CRUDE PETROLEUM & NATURAL GAS - 5.88%
Dresser-Rand Group, Inc. *                                 124,300     3,061,509
Petroquest Energy, Inc. *                                  629,700     6,574,068
Spinnaker Exploration Company *                             88,000     5,692,720
                                                                     -----------
                                                                      15,328,297

DOMESTIC OIL - 1.76%
Forest Oil Corp. *                                          88,100     4,590,010

DRUGS & HEALTH CARE - 1.85%
Candela Corp. *                                            491,500     4,826,530

ELECTRICAL EQUIPMENT - 2.82%
Encore Wire Corp. *                                        166,300     2,704,038
Excel Technology, Inc. *                                   180,100     4,626,769
                                                                     -----------
                                                                       7,330,807

ELECTRONICS - 5.69%
Daktronics, Inc.                                           222,100     5,325,958
Trimble Navigation, Ltd. *                                 177,500     5,979,975
X-Rite, Inc.                                               283,700     3,517,880
                                                                     -----------
                                                                      14,823,813

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------   ------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 1.46%
EuroBancshares, Inc. *                                   255,000   $  3,802,050

HEALTHCARE PRODUCTS - 7.20%
Cantel Medical Corp. *                                   310,700      6,537,128
Hologic, Inc. *                                          102,900      5,942,475
Inverness Medical Innovations, Inc. *                    236,500      6,274,345
                                                                   ------------
                                                                     18,753,948

INDUSTRIAL MACHINERY - 0.93%
Watts Industries, Inc., Class A                           84,000      2,423,400

INSURANCE - 5.99%
National Interstate Corp. *                              104,200      1,802,660
Philadelphia Consolidated Holding Corp. *                 91,200      7,742,880
Scottish Re Group, Ltd.                                  253,700      6,048,208
                                                                   ------------
                                                                     15,593,748

INTERNET SERVICE PROVIDER - 3.03%
Avocent Corp. *                                          249,300      7,887,852

INTERNET SOFTWARE - 1.69%
Lionbridge Technologies, Inc. *                          653,300      4,409,775

LEISURE TIME - 4.17%
Gaylord Entertainment Company *                          227,900     10,859,435

MEDICAL-HOSPITALS - 2.13%
Lifepoint Hospitals, Inc. *                              126,700      5,540,591

MINING - 1.09%
Alpha Natural Resources, Inc. *                           94,400      2,835,776

PUBLISHING - 1.91%
Courier Corp.                                            133,200      4,981,680

RAILROADS & EQUIPMENT - 4.13%
Genesee & Wyoming, Inc., Class A *                       183,400      5,813,780
RailAmerica, Inc. *                                      414,900      4,937,310
                                                                   ------------
                                                                     10,751,090

RETAIL TRADE - 4.60%
Build A Bear Workshop, Inc. *                            178,400      3,978,320
Cache, Inc. *                                            358,000      5,452,340
Cost Plus, Inc. *                                        140,800      2,555,520
                                                                   ------------
                                                                     11,986,180

SANITARY SERVICES - 1.74%
Aqua America, Inc.                                       119,400      4,539,588

SOFTWARE - 6.28%
Hyperion Solutions Corp. *                                90,000      4,378,500
Micromuse, Inc. *                                        231,900      1,827,372
Secure Computing Corp. *                                 557,000      6,321,950
Take-Two Interactive Software, Inc. *                    173,800      3,839,242
                                                                   ------------
                                                                     16,367,064
                                                                   ------------
TOTAL COMMON STOCKS (Cost $234,207,297)                            $256,154,034
                                                                   ------------

REPURCHASE AGREEMENTS - 1.92%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $5,002,729 on
   10/3/2005, collateralized by
   $5,145,000 U.S. Treasury Notes,
   3.375% due 02/28/2007 (valued at
   $5,104,725, including interest)                    $5,002,000   $  5,002,000
                                                      ----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,002,000)                                               $  5,002,000
                                                                   ------------
TOTAL INVESTMENTS (SMALL CAP TRUST)
   (COST $239,209,297) - 100.25%                                   $261,156,034
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.25)%                        (639,631)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $260,516,403
                                                                   ============

SMALL CAP VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.81%

AEROSPACE - 0.85%
Curtiss Wright Corp. (a)                                    40,200   $ 2,480,742

AIR TRAVEL - 0.80%
Airtran Holdings, Inc. * (a)                               184,600     2,337,036

APPAREL & TEXTILES - 1.81%
Stage Stores, Inc. (a)                                     196,150     5,270,551

AUTO PARTS - 1.48%
Modine Manufacturing Company (a)                           117,800     4,320,904

AUTO SERVICES - 0.69%
Spartan Motors, Inc.                                       186,500     2,027,255

BANKING - 5.55%
Amcore Financial, Inc.                                      71,200     2,222,152
First Midwest Bancorp, Inc. (a)                             77,900     2,900,996
MB Financial, Inc. (a)                                      49,100     1,913,918
Newalliance Bancshares, Inc. (a)                           135,200     1,979,328
Texas Regional Bancshares, Inc., Class A (a)               127,700     3,676,483
Westamerica Bancorporation                                  67,300     3,476,045
                                                                     -----------
                                                                      16,168,922

BUILDING MATERIALS & CONSTRUCTION - 2.48%
Trex Company, Inc. * (a)                                   147,100     3,530,400
WCI Commmunities, Inc. * (a)                               130,200     3,693,774
                                                                     -----------
                                                                       7,224,174

BUSINESS SERVICES - 5.42%
ADVO, Inc.                                                 127,800     3,998,862
Black Box Corp. (a)                                         20,600       864,376
Bowne & Company, Inc. (a)                                  231,300     3,305,277
MAXIMUS, Inc.                                              107,600     3,846,700
Valassis Communications, Inc. *                             97,000     3,781,060
                                                                     -----------
                                                                      15,796,275

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 1.74%
Electronics For Imaging, Inc. * (a)                        103,800   $ 2,381,172
Intergraph Corp. * (a)                                      60,300     2,696,013
                                                                     -----------
                                                                       5,077,185

CONSTRUCTION MATERIALS - 2.11%
Simpson Manufacturing, Inc. (a)                            157,500     6,164,550

DOMESTIC OIL - 7.36%
Encore Aquisition Company * (a)                            153,750     5,973,188
Vintage Petroleum, Inc.                                    202,500     9,246,150
Whiting Petroleum Corp. *                                  142,400     6,242,816
                                                                     -----------
                                                                      21,462,154

ELECTRICAL EQUIPMENT - 1.06%
NAM TAI Electronics, Inc. (a)                              121,600     3,092,288

ELECTRICAL UTILITIES - 1.96%
PNM Resources, Inc.                                        118,700     3,403,129
Westar Energy, Inc.                                         95,500     2,304,415
                                                                     -----------
                                                                       5,707,544

ELECTRONICS - 1.69%
Belden CDT, Inc. (a)                                       253,949     4,934,229

ENERGY - 0.64%
New Jersey Resources Corp. (a)                              40,300     1,852,994

FINANCIAL SERVICES - 1.30%
Delphi Financial Group, Inc. (a)                            81,050     3,793,140

GAS & PIPELINE UTILITIES - 1.25%
Atmos Energy Corp.                                          79,600     2,248,700
WGL Holdings, Inc.                                          43,400     1,394,442
                                                                     -----------
                                                                       3,643,142

GOLD - 0.62%
Meridian Gold, Inc. * (a)                                   82,700     1,811,957

HEALTHCARE PRODUCTS - 2.07%
Diagnostic Products Corp. (a)                               67,500     3,559,275
Polymedica Corp. (a)                                        70,500     2,463,270
                                                                     -----------
                                                                       6,022,545

HEALTHCARE SERVICES - 2.57%
CorVel Corp. * (a)                                          17,800       426,488
ICON PLC, ADR *                                            141,200     7,060,000
                                                                     -----------
                                                                       7,486,488

HOTELS & RESTAURANTS - 2.66%
CEC Entertainment, Inc. *                                   72,050     2,288,308
Interstate Hotels & Resorts, Inc. *                        362,700     1,686,555
Ruby Tuesday, Inc. (a)                                     173,800     3,781,888
                                                                     -----------
                                                                       7,756,751

HOUSEHOLD PRODUCTS - 0.77%
Tempur-Pedic International, Inc. * (a)                     189,000     2,237,760

INDUSTRIAL MACHINERY - 2.69%
Albany International Corp., Class A                        120,700     4,450,209
Kadant, Inc. *                                              86,700     1,739,202
Quixote Corp. (a)                                           77,600   $ 1,659,864
                                                                     -----------
                                                                       7,849,275

INSURANCE - 8.03%
Assured Guaranty, Ltd.                                     278,700     6,669,291
IPC Holdings, Ltd.                                          63,100     2,060,215
Platinum Underwriters Holdings, Ltd. (a)                   150,800     4,507,412
Reinsurance Group of America, Inc. (a)                      74,000     3,307,800
Scottish Re Group, Ltd. (a)                                144,800     3,452,032
Universal American Financial Corp. * (a)                   150,100     3,413,274
                                                                     -----------
                                                                      23,410,024

MANUFACTURING - 9.80%
Acuity Brands, Inc. (a)                                    205,000     6,082,350
AptarGroup, Inc.                                            87,700     4,368,337
Carlisle Companies, Inc.                                   119,000     7,564,830
Deswell Industries, Inc. (a)                               225,350     3,310,391
Novelis, Inc. (a)                                          262,000     5,617,280
Wolverine Tube, Inc. * (a)                                 218,700     1,640,250
                                                                     -----------
                                                                      28,583,438

MEDICAL-HOSPITALS - 0.95%
AmSurg Corp. * (a)                                         101,249     2,770,173

METAL & METAL PRODUCTS - 2.16%
Matthews International Corp., Class A (a)                   76,100     2,875,819
Mueller Industries, Inc.                                   123,300     3,424,041
                                                                     -----------
                                                                       6,299,860

MINING - 3.91%
Aber Diamond Corp. (a)                                      73,100     2,677,653
Compass Minerals International, Inc.                       172,700     3,972,100
Penn Virginia Corp. (a)                                     82,100     4,737,991
                                                                     -----------
                                                                      11,387,744

OFFICE FURNISHINGS & SUPPLIES - 2.55%
United Stationers, Inc. *                                  155,400     7,437,444

PHARMACEUTICALS - 2.21%
Herbalife Ltd. * (a)                                       214,100     6,452,974

RAILROADS & EQUIPMENT - 1.83%
Genesee & Wyoming, Inc., Class A *                         168,650     5,346,205

REAL ESTATE - 8.48%
Acadia Realty Trust, REIT                                   93,600     1,683,864
Cousins Properties, Inc., REIT (a)                         123,500     3,732,170
Innkeepers USA Trust, REIT                                 167,800     2,592,510
Kilroy Realty Corp., REIT                                   50,800     2,846,324
LaSalle Hotel Properties, REIT                              59,500     2,049,775
Maguire Properties, Inc., REIT                              90,900     2,731,545
PS Business Parks, Inc., REIT                               56,000     2,564,800
Realty Income Corp., REIT (a)                              164,000     3,921,240
U-Store-It Trust, REIT (a)                                 129,000     2,614,830
                                                                     -----------
                                                                      24,737,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 5.58%
Casey's General Stores, Inc.                             128,300   $  2,976,560
Cato Corp., Class A                                      166,400      3,316,352
Hibbett Sporting Goods, Inc. * (a)                        82,950      1,845,637
NBTY, Inc. *                                             153,300      3,602,550
The Yankee Candle, Inc.                                  184,500      4,520,250
                                                                   ------------
                                                                     16,261,349

TOBACCO - 0.99%
Universal Corp. (a)                                       74,700      2,900,601

TRANSPORTATION - 0.75%
Vitran Corp, Inc. *                                      134,000      2,173,480
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $239,620,113)                            $282,278,211
                                                                   ------------
SHORT TERM INVESTMENTS - 21.28%
State Street Navigator Securities
   Lending Prime Portfolio                           $62,025,556   $ 62,025,556
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $62,025,556)                                              $ 62,025,556
                                                                   ------------

REPURCHASE AGREEMENTS - 3.62%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $10,563,540 on
   10/3/2005, collateralized by
   $10,900,000 U.S. Treasury Notes,
   3.375% due 10/15/2009 (valued at
   $10,777,375, including interest) (c)              $10,562,000   $ 10,562,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,562,000)                                              $ 10,562,000
                                                                   ------------
TOTAL INVESTMENTS (SMALL CAP VALUE TRUST)
   (COST $312,207,669) - 121.71%                                   $354,865,767
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.71)%                    (63,291,338)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $291,574,429
                                                                   ============

SMALL COMPANY TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 100.29%

AEROSPACE - 0.61%
Alliant Techsystems, Inc. *                                     272   $   20,305
Esterline Technologies Corp. *                                1,970       74,643
Teledyne Technologies, Inc. *                                15,039      518,394
                                                                      ----------
                                                                         613,342

AIR TRAVEL - 0.37%
Frontier Airlines, Inc. *                                     5,441       53,213
Mesa Air Group, Inc. *                                        5,174       42,686
SkyWest, Inc.                                                10,394      278,767
                                                                      ----------
                                                                         374,666

APPAREL & TEXTILES - 0.55%
K-Swiss, Inc., Class A                                       16,367   $  483,972
Unifirst Corp.                                                2,057       72,139
                                                                      ----------
                                                                         556,111

AUTO PARTS - 1.43%
Aftermarket Technology Corp. *                                1,609       29,589
Commercial Vehicle Group, Inc. *                             13,808      289,140
CSK Auto Corp. *                                             10,575      157,356
TRW Automotive Holdings Corp. *                              32,523      954,225
                                                                      ----------
                                                                       1,430,310

BANKING - 6.05%
Anchor BanCorp Wisconsin, Inc.                                1,055       31,101
BancFirst Corp.                                               1,575      133,875
Bank of Hawaii Corp.                                         19,581      963,777
BOK Financial Corp.                                           1,534       73,893
Capital Crossing Bank *                                         515       17,891
Center Financial Corp.                                        3,316       77,926
City National Corp.                                          12,122      849,631
Commerce Bancshares, Inc.                                     6,851      352,689
Community Trust Bancorp, Inc.                                   506       16,283
Corus Bankshares, Inc.                                        8,007      439,024
Cullen Frost Bankers, Inc.                                    2,836      139,928
Downey Financial Corp.                                       20,824    1,268,182
First BanCorp Puerto Rico                                    36,470      617,072
First Citizens Bancshares, Inc.                                 859      146,588
First Regional Bancorp *                                        739       58,226
First Republic Bank                                             246        8,667
FirstFed Financial Corp. *                                    8,786      472,775
Old Second Bancorp, Inc.                                      1,823       54,398
Pacific Capital Bancorp                                       4,485      149,306
Southwest Bancorp, Inc.                                         960       21,091
WFS Financial, Inc. *                                           968       65,040
Wilmington Trust Corp.                                        1,779       64,845
Wilshire Bancorp, Inc.                                        2,594       39,688
                                                                      ----------
                                                                       6,061,896

BIOTECHNOLOGY - 1.50%
Applera Corp.-Applied Biosystems Group                       10,711      248,924
Life Sciences Research, Inc. *                                3,816       57,698
Millipore Corp. *                                            11,148      701,098
PRA International *                                          11,442      346,807
Progress Software Corp. *                                     4,681      148,715
                                                                      ----------
                                                                       1,503,242

BROADCASTING - 0.06%
Sinclair Broadcast Group, Inc., Class A                       6,485       57,522

BUILDING MATERIALS & CONSTRUCTION - 0.05%
Perini Corp. *                                                2,536       46,155

BUSINESS SERVICES - 5.08%
Administaff, Inc.                                            31,348    1,245,770

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Alliance Data Systems Corp. *                                 2,009   $   78,652
Arbitron, Inc.                                                1,832       72,987
Deluxe Corp.                                                  2,372       95,259
Geo Group, Inc. *                                             4,908      130,062
Global Payments, Inc.                                         7,445      578,625
John H. Harland Company                                      20,549      912,376
Kendle International, Inc. *                                  1,072       30,166
PHH Corp. *                                                  18,426      505,978
R.H. Donnelley Corp. *                                       15,602      986,983
Sotheby's Holdings, Inc., Class A *                          17,914      299,522
West Corp. *                                                  4,136      154,645
                                                                      ----------
                                                                       5,091,025

CABLE AND TELEVISION - 0.32%
Insight Communications
   Company, Inc., Class A *                                  19,039      221,424
LodgeNet Entertainment Corp. *                                7,070      104,141
                                                                      ----------
                                                                         325,565

CELLULAR COMMUNICATIONS - 0.09%
Tessco Technologies, Inc. *                                   6,934       90,697

CHEMICALS - 1.66%
Albany Molecular Research, Inc. *                             7,004       85,309
FMC Corp. *                                                  14,436      826,028
Pioneer Companies, Inc. *                                     5,611      135,001
Techne Corp. *                                                  433       24,672
Terra Industries, Inc. *                                     88,684      589,748
                                                                      ----------
                                                                       1,660,758

COMMERCIAL SERVICES - 0.29%
Vertrue, Inc. *                                               7,912      287,601

COMPUTERS & BUSINESS EQUIPMENT - 3.71%
Agilysys, Inc.                                               34,529      581,468
Gerber Scientific, Inc. *                                    12,218       95,789
Intergraph Corp. *                                           19,111      854,453
Komag, Inc. *                                                21,536      688,290
MTS Systems Corp.                                            13,575      512,728
Sykes Enterprises, Inc. *                                     7,353       87,501
Western Digital Corp. *                                      69,548      899,256
                                                                      ----------
                                                                       3,719,485

CONSTRUCTION & MINING EQUIPMENT - 0.02%
Kaman Corp., Class A                                            890       18,200

CONSTRUCTION MATERIALS - 3.57%
Applied Industrial Technologies, Inc.                        30,371    1,089,711
JLG Industries, Inc.                                         19,625      718,079
USG Corp. *                                                  25,804    1,773,251
                                                                      ----------
                                                                       3,581,041

CONTAINERS & GLASS - 1.37%
Greif, Inc., Class A                                         13,549      814,295
Silgan Holdings, Inc.                                        16,798   $  558,701
                                                                      ----------
                                                                       1,372,996

COSMETICS & TOILETRIES - 0.68%
Chattem, Inc. *                                              19,091      677,730

CRUDE PETROLEUM & NATURAL GAS - 1.18%
Cabot Oil & Gas Corp., Class A                               15,181      766,792
Harvest Natural Resources, Inc. *                            33,594      360,464
Swift Energy Company *                                        1,197       54,763
                                                                      ----------
                                                                       1,182,019

DOMESTIC OIL - 3.04%
Forest Oil Corp. *                                           24,036    1,252,276
Frontier Oil Corp.                                           25,047    1,110,834
Remington Oil Gas Corp. *                                     9,103      377,775
Vintage Petroleum, Inc.                                       6,743      307,885
                                                                      ----------
                                                                       3,048,770

DRUGS & HEALTH CARE - 1.40%
Alliance Imaging, Inc. *                                     20,237      173,026
Alpharma, Inc., Class A                                       3,621       90,054
Beverly Enterprises, Inc. *                                  13,988      171,353
CNS, Inc.                                                    10,900      284,163
Conmed Corp. *                                               12,989      362,133
Kos Pharmaceuticals, Inc. *                                   1,692      113,246
Nutraceutical International Corp. *                           9,082      129,146
Vital Signs, Inc.                                             1,838       84,714
                                                                      ----------
                                                                       1,407,835

ELECTRICAL EQUIPMENT - 0.47%
Ampex Corp. *                                                 1,040       30,930
Wesco International, Inc. *                                  13,129      444,679
                                                                      ----------
                                                                         475,609

ELECTRICAL UTILITIES - 0.71%
Allegheny Energy, Inc. *                                     21,846      671,109
NorthWestern Corp.                                            1,476       44,561
                                                                      ----------
                                                                         715,670

ELECTRONICS - 4.67%
Amphenol Corp., Class A                                       9,778      394,445
Ansoft Corp. *                                                1,820       52,962
Arrow Electronics, Inc. *                                    35,505    1,113,437
Avnet, Inc. *                                                18,765      458,804
Imation Corp.                                                 9,427      404,135
Itron, Inc. *                                                25,986    1,186,521
LoJack Corp. *                                                1,945       41,117
Stoneridge, Inc. *                                            1,841       15,133
Teleflex, Inc.                                               14,370    1,013,085
                                                                      ----------
                                                                       4,679,639

ENERGY - 1.64%
Energen Corp.                                                38,008    1,644,226

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 2.01%
Ace Cash Express, Inc. *                                        167   $    3,258
Calamos Asset Management, Inc.                                1,644       40,574
City Holding Company                                          4,067      145,436
International Bancshares Corp.                                2,960       87,912
Metris Companies, Inc. *                                     58,902      861,736
Nasdaq Stock Market, Inc. *                                  12,967      328,713
Taylor Capital Group, Inc.                                    1,022       38,652
Westcorp, Inc.                                                8,654      509,721
                                                                      ----------
                                                                       2,016,002

FOOD & BEVERAGES - 2.90%
Chiquita Brands International, Inc.                          17,944      501,535
Domino's Pizza, Inc.                                         11,038      257,406
M & F Worldwide Corp. *                                       9,558      148,627
Performance Food Group Company *                              9,947      313,927
Pilgrims Pride Corp.                                         29,446    1,071,835
Seabord Corp.                                                   448      615,104
                                                                      ----------
                                                                       2,908,434

FUNERAL SERVICES - 0.06%
Alderwoods Group, Inc. *                                      3,797       62,195

GAS & PIPELINE UTILITIES - 2.04%
Nicor, Inc.                                                   5,463      229,610
Transmontaigne, Inc. *                                       35,810      286,122
UGI Corp.                                                    54,447    1,532,683
                                                                      ----------
                                                                       2,048,415

GOLD - 0.05%
Royal Gold, Inc.                                              1,888       50,731

HEALTHCARE PRODUCTS - 4.43%
Dade Behring Holdings, Inc.                                  26,679      978,052
DENTSPLY International, Inc.                                  2,227      120,302
Edwards Lifesciences Corp. *                                 10,641      472,567
Haemonetics Corp. *                                          18,579      883,060
Health Tronics, Inc. *                                       12,316      122,667
Hologic, Inc. *                                                 189       10,915
Kinetic Concepts, Inc. *                                      1,272       72,249
Owens & Minor, Inc.                                          20,445      600,061
PetMed Express, Inc. *                                       11,417      118,280
Respironics, Inc. *                                           8,504      358,699
SurModics, Inc. *                                            17,446      674,986
Sybron Dental Specialties, Inc. *                               669       27,817
                                                                      ----------
                                                                       4,439,655

HEALTHCARE SERVICES - 2.95%
Genesis HealthCare Corp. *                                   21,008      847,043
Kindred Healthcare, Inc. *                                   28,128      838,215
Magellan Health Services, Inc. *                             23,296      818,854
Per-Se Technologies, Inc. *                                  21,943      453,342
                                                                      ----------
                                                                       2,957,454

HOMEBUILDERS - 2.31%
NVR, Inc. *                                                   2,281   $2,018,571
William Lyon Homes, Inc. *                                    1,884      292,397
                                                                      ----------
                                                                       2,310,968

HOTELS & RESTAURANTS - 1.20%
Dave & Buster's, Inc. *                                       5,132       68,512
Jack In the Box, Inc. *                                      20,958      626,854
Luby's Cafeterias, Inc. *                                    10,457      136,568
Main Street Restaurant Group, Inc. *                          6,969       38,330
Papa Johns International, Inc. *                              6,542      327,885
                                                                      ----------
                                                                       1,198,149

HOUSEHOLD APPLIANCES - 0.12%
The Toro Company                                              3,359      123,477

HOUSEHOLD PRODUCTS - 0.17%
Energizer Holdings, Inc. *                                    3,092      175,316

INDUSTRIAL MACHINERY - 1.79%
Badger Meter, Inc.                                              436       17,152
Circor International, Inc.                                    1,143       31,375
Cummins, Inc.                                                12,850    1,130,672
Flow International Corp. *                                   13,249      102,282
Gardner Denver, Inc. *                                        1,293       57,668
Kennametal, Inc.                                              9,186      450,482
                                                                      ----------
                                                                       1,789,631

INDUSTRIALS - 0.54%
Clean Harbors, Inc. *                                        12,708      431,437
Michael Baker Corp. *                                         4,331      112,822
                                                                      ----------
                                                                         544,259

INSURANCE - 6.07%
American Financial Group, Inc.                               24,401      827,926
Arch Cap Group, Ltd. *                                          582       28,862
Axis Capital Holdings, Ltd.                                  12,826      365,669
Conseco, Inc. *                                              30,345      640,583
Endurance Specialty Holdings, Ltd.                           29,939    1,021,219
First American Corp.                                          4,609      210,493
Loews Corp. - Carolina Group                                 21,116      836,827
Max Re Capital, Ltd.                                          2,461       61,008
PICO Holdings, Inc. *                                           598       21,014
Platinum Underwriters Holdings, Ltd.                          6,300      188,307
Protective Life Corp.                                        15,013      618,235
Safety Insurance Group Inc.                                   7,523      267,744
Zenith National Insurance Corp.                              15,912      997,523
                                                                      ----------
                                                                       6,085,410

INTERNET SERVICE PROVIDER - 1.34%
Earthlink, Inc. *                                           107,759    1,153,021
TriZetto Group, Inc. *                                       13,633      192,498
                                                                      ----------
                                                                       1,345,519

LEISURE TIME - 1.95%
Bluegreen Corp. *                                             3,146       55,527

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
DreamWorks Animation SKG, Inc. *                             29,936   $  828,030
Image Entertainment, Inc. *                                   4,233       17,736
Movie Gallery, Inc.                                          38,326      398,207
Steinway Musical Instruments, Inc. *                          4,745      125,031
Vail Resorts, Inc. *                                         18,405      529,144
                                                                      ----------
                                                                       1,953,675

MANUFACTURING - 1.43%
Blout International, Inc. *                                  25,528      450,314
Coherent, Inc. *                                              1,605       46,994
Mettler-Toledo International, Inc. *                          9,382      478,294
Stanley Works                                                 9,811      457,978
                                                                      ----------
                                                                       1,433,580

MEDICAL-HOSPITALS - 0.39%
Lifepoint Hospitals, Inc. *                                   8,898      389,109

METAL & METAL PRODUCTS - 3.22%
Crown Holdings, Inc. *                                       34,043      542,645
Earle M. Jorgensen Company *                                  1,947       18,555
Metal Management, Inc.                                       33,472      848,515
Quanex Corp.                                                 22,982    1,521,868
Reliance Steel & Aluminum Company                             3,671      194,306
Shiloh Industries, Inc *                                      4,002       53,587
Sun Hydraulics, Inc.                                          1,876       45,587
                                                                      ----------
                                                                       3,225,063

OFFICE FURNISHINGS & SUPPLIES - 0.03%
CompX International, Inc.                                     1,868       30,635

PAPER - 0.48%
Potlatch Corp.                                                9,210      480,025

PETROLEUM SERVICES - 2.98%
Cal Dive International, Inc. *                                1,474       93,466
Core Laboratories NV *                                        7,174      231,433
Lone Star Technologies, Inc. *                                2,672      148,537
McDermott International, Inc. *                              13,253      485,192
SEACOR SMIT, Inc. *                                           4,504      326,900
Tesoro Petroleum Corp.                                        7,727      519,564
Veritas DGC, Inc. *                                          32,225    1,180,080
                                                                      ----------
                                                                       2,985,172

PHARMACEUTICALS - 1.58%
Alkermes, Inc. *                                             11,830      198,744
King Pharmaceuticals, Inc. *                                 65,599    1,008,913
Watson Pharmaceuticals, Inc. *                               10,146      371,445
                                                                      ----------
                                                                       1,579,102

PUBLISHING - 0.29%
Consolidated Graphics, Inc. *                                 3,776      162,557
Playboy Enterprises, Inc., Class B *                          6,594       92,975
Scholastic Corp. *                                            1,047       38,697
                                                                      ----------
                                                                         294,229

RAILROADS & EQUIPMENT - 0.35%
Kansas City Southern *                                       15,015   $  350,000

REAL ESTATE - 3.04%
American Campus Communities, Inc., REIT                       1,398       33,580
Boykin Lodging Company, REIT *                                8,757      108,762
CBL & Associates Properties, Inc., REIT                      23,964      982,284
Equity Lifestyle Properties, Inc., REIT                       1,542       69,390
Felcor Lodging Trust, Inc., REIT *                            2,225       33,709
Innkeepers USA Trust, REIT                                   28,510      440,480
Mack-California Realty Corp., REIT                              445       19,998
MeriStar Hospitality Corp., REIT *                           17,980      164,157
Mission West Properties, Inc., REIT                           8,531       85,651
Trizec Properties, Inc., REIT                                48,046    1,107,941
                                                                      ----------
                                                                       3,045,952

RETAIL GROCERY - 0.93%
Nash-Finch Company                                           22,205      936,829

RETAIL TRADE - 6.50%
Barnes & Noble, Inc.                                         18,951      714,453
Building Materials Holding Corp.                             10,751    1,001,886
Charming Shoppes, Inc. *                                     25,548      272,597
Childrens Place Retail Stores, Inc. *                        25,699      915,912
Genesco, Inc. *                                              17,579      654,642
Longs Drug Stores Corp.                                      30,318    1,300,339
Pantry, Inc. *                                               15,377      574,638
Payless ShoeSource, Inc. *                                   34,223      595,480
Rent-A-Center, Inc. *                                         1,321       25,509
Shopko Stores, Inc. *                                        11,694      298,431
Sportsman's Guide, Inc. *                                       872       23,806
Steven Madden, Ltd. *                                         1,696       38,872
Transport World Entertainment Corp. *                        12,035       94,956
                                                                      ----------
                                                                       6,511,521

SANITARY SERVICES - 0.02%
Waste Connections, Inc. *                                       557       19,540

SEMICONDUCTORS - 0.60%
Cymer, Inc. *                                                 5,586      174,953
Emulex Corp. *                                               13,928      281,485
Photronics, Inc. *                                            7,375      143,075
                                                                      ----------
                                                                         599,513

SOFTWARE - 1.14%
CCC Information Services Group, Inc. *                        3,078       80,428
DucoCorp, Inc. *                                              2,593       17,762
Mantech International Corp. *                                 1,459       38,532
Parametric Technology Corp. *                               144,000    1,003,680
                                                                      ----------
                                                                       1,140,402

STEEL - 0.69%
Alaska Steel Holding Corp. *                                  9,377       80,361
Carpenter Technology Corp.                                    8,855      518,991

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------   ------------
COMMON STOCKS (CONTINUED)

STEEL (CONTINUED)
Chaparral Steel Company *                                  3,477   $     87,690
                                                                   ------------
                                                                        687,042

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.72%
Commonwealth Telephone
Enterprises, Inc., (CTE)                                   4,591        173,081
Comtech Telecommunications Corp. *                        25,721      1,066,650
Premiere Global Services, Inc. *                          58,603        479,372
                                                                   ------------
                                                                      1,719,103

TELEPHONE - 0.51%
Cincinnati Bell, Inc. *                                    9,496         41,877
TALK America Holdings, Inc. *                             28,781        271,405
Valor Communications Group, Inc.                          14,172        193,165
                                                                   ------------
                                                                        506,447

TIRES & RUBBER - 1.00%
Goodyear Tire & Rubber Company *                          64,311      1,002,608

TOYS, AMUSEMENTS & SPORTING GOODS - 0.83%
Hasbro, Inc.                                               1,809         35,547
Jakks Pacific, Inc. *                                     48,817        792,300
                                                                   ------------
                                                                        827,847

TRANSPORTATION - 0.53%
Heartland Express, Inc.                                    9,507        193,372
Kirby Corp. *                                              3,977        196,583
Offshore Logistics, Inc. *                                 3,741        138,417
                                                                   ------------
                                                                        528,372

TRAVEL SERVICES - 0.01%
Ambassadors Group, Inc.                                      582         12,979

TRUCKING & FREIGHT - 1.57%
Arkansas Best Corp.                                        4,292        149,662
EGL, Inc. *                                                8,230        223,445
Forward Air Corp.                                          5,504        202,767
Knight Transportation, Inc.                                8,910        217,048
Landstar Systems, Inc.                                    10,342        413,990
Navistar International Corp. *                            11,393        369,475
                                                                   ------------
                                                                      1,576,387
                                                                   ------------
TOTAL COMMON STOCKS (Cost $91,844,196)                             $100,512,857
                                                                   ------------
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
   (COST $91,844,196) - 100.29%                                    $100,512,857
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.29)%                        (289,324)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $100,223,533
                                                                   ============

SMALL COMPANY VALUE TRUST
COMMON STOCKS 97.05%

AEROSPACE - 1.12%
EDO Corp.                                                130,700   $  3,924,921
Woodward Governor Company                                 64,600      5,494,230
                                                                   ------------
                                                                      9,419,151

APPAREL & TEXTILES - 0.96%
Culp, Inc. *                                             163,500        765,180
G & K Services, Class A                                  185,800      7,318,662
                                                                   ------------
                                                                      8,083,842

AUTO PARTS - 1.53%
Accuride Corp. *                                         106,400      1,469,384
TBC Corp. *                                              330,700     11,405,843
                                                                   ------------
                                                                     12,875,227

AUTO SERVICES - 0.93%
Dollar Thrifty Automotive Group, Inc. *                  231,900      7,808,073

BANKING - 7.01%
Boston Private Financial Holdings, Inc.                   98,100      2,603,574
East West Bancorp, Inc.                                  361,300     12,298,652
First Republic Bank                                      370,450     13,050,954
Netbank, Inc.                                            325,700      2,706,567
SVB Financial Group *                                    284,300     13,828,352
Texas Regional Bancshares, Inc., Class A                 500,580     14,411,698
                                                                   ------------
                                                                     58,899,797

BIOTECHNOLOGY - 2.46%
Exelixis, Inc. *                                         353,700      2,712,879
Lexicon Genetics, Inc. *                                 529,700      2,108,206
Myriad Genetics, Inc. *                                  303,200      6,627,952
Progress Software Corp. *                                291,600      9,264,132
                                                                   ------------
                                                                     20,713,169

BROADCASTING - 0.58%
Saga Communications, Inc., Class A *                     366,300      4,871,790

BUILDING MATERIALS & CONSTRUCTION - 0.39%
ElkCorp                                                   91,800      3,283,686

BUSINESS SERVICES - 4.12%
Electro Rent Corp. *                                     392,100      4,932,618
FTI Consulting, Inc. *                                   237,000      5,986,620
McGrath Rentcorp                                         367,400     10,408,442
MPS Group, Inc. *                                        680,000      8,024,000
StarTek, Inc.                                            122,600      1,618,320
Wireless Facilities, Inc. *                              635,200      3,684,160
                                                                   ------------
                                                                     34,654,160

CHEMICALS - 2.14%
Airgas, Inc.                                             284,700      8,435,661
Arch Chemicals, Inc.                                     209,200      4,863,900
MacDermid, Inc.                                          177,200      4,653,272
                                                                   ------------
                                                                     17,952,833

COMPUTERS & BUSINESS EQUIPMENT - 1.09%
Brooks Automation, Inc. *                                307,100      4,093,643

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Helix Technology Corp.                                     341,800   $ 5,041,550
                                                                     -----------
                                                                       9,135,193

CONSTRUCTION & MINING EQUIPMENT - 1.03%
Carbo Ceramics, Inc.                                       131,800     8,697,482

CONSTRUCTION MATERIALS - 4.17%
Ameron International Corp.                                 104,200     4,834,880
Florida Rock Industries, Inc.                              231,137    14,813,570
JLG Industries, Inc.                                       420,300    15,378,777
                                                                     -----------
                                                                      35,027,227

CRUDE PETROLEUM & NATURAL GAS - 0.53%
Cimarex Energy Company *                                    98,341     4,457,798

DOMESTIC OIL - 4.33%
Forest Oil Corp. *                                         260,200    13,556,420
TETRA Technologies, Inc. *                                 417,900    13,046,838
Whiting Petroleum Corp. *                                  223,000     9,776,320
                                                                     -----------
                                                                      36,379,578

DRUGS & HEALTH CARE - 1.36%
Arrow International, Inc.                                  158,800     4,478,160
Diversa Corp. *                                            416,100     2,409,219
Landauer, Inc.                                              92,300     4,522,700
                                                                     -----------
                                                                      11,410,079

ELECTRICAL EQUIPMENT - 1.97%
C & D Technologies, Inc.                                   252,400     2,375,084
Genlyte Group, Inc. *                                      129,500     6,226,360
Littelfuse, Inc. *                                         197,044     5,542,848
Methode Electronics, Inc., Class A                         211,500     2,436,480
                                                                     -----------
                                                                      16,580,772

ELECTRICAL UTILITIES - 2.74%
Black Hills Corp.                                          187,100     8,114,527
Cleco Corp.                                                212,900     5,020,182
El Paso Electric Company *                                 244,900     5,106,165
Otter Tail Corp.                                           100,000     3,094,000
Pike Electric Corp. *                                       90,500     1,695,065
                                                                     -----------
                                                                      23,029,939

ELECTRONICS - 2.32%
Analogic Corp.                                              58,000     2,923,780
Belden CDT, Inc.                                           274,850     5,340,335
Franklin Electric, Inc.                                    271,000    11,216,690
                                                                     -----------
                                                                      19,480,805

FOOD & BEVERAGES - 0.21%
Centerplate, Inc.                                          152,000     1,801,200

FOREST PRODUCTS - 0.86%
Deltic Timber Corp.                                        157,800     7,266,690

FURNITURE & FIXTURES - 0.79%
Stanley Furniture Company, Inc.                            253,200     6,631,308

GAS & PIPELINE UTILITIES - 0.52%
Vectren Corp.                                              153,400   $ 4,348,890

GOLD - 0.66%
Meridian Gold, Inc. *                                      253,300     5,549,803

HEALTHCARE PRODUCTS - 1.27%
Owens & Minor, Inc.                                        364,300    10,692,205

HOTELS & RESTAURANTS - 1.42%
RARE Hospitality International, Inc. *                     349,650     8,986,005
Ruby Tuesday, Inc.                                         134,100     2,918,016
                                                                     -----------
                                                                      11,904,021

INDUSTRIAL MACHINERY - 1.12%
IDEX Corp.                                                 220,850     9,397,167

INSURANCE - 5.43%
Markel Corp. *                                              24,700     8,163,350
Max Re Capital, Ltd.                                       273,100     6,770,149
Midland Company                                            168,210     6,060,606
ProAssurance Corp. *                                       314,000    14,654,380
Scottish Re Group, Ltd.                                    123,100     2,934,704
Triad Guaranty, Inc. *                                     178,999     7,020,341
                                                                     -----------
                                                                      45,603,530

INVESTMENT COMPANIES - 2.02%
Allied Capital Corp.                                       249,600     7,146,048
American Capital Strategies, Ltd.                          103,300     3,786,978
First Financial Fund, Inc. (a)                             311,100     6,029,118
                                                                     -----------
                                                                      16,962,144

LEISURE TIME - 1.16%
SCP Pool Corp.                                             279,199     9,752,421

LIFE SCIENCES - 0.49%
Symyx Technologies, Inc. *                                 156,900     4,098,228

MANUFACTURING - 2.06%
AptarGroup, Inc.                                           183,600     9,145,116
Nordson Corp.                                              215,844     8,208,547
                                                                     -----------
                                                                      17,353,663

METAL & METAL PRODUCTS - 3.08%
Gibraltar Industries, Inc.                                 337,550     7,719,769
Matthews International Corp., Class A                      325,385    12,296,299
Metal Management, Inc.                                     230,700     5,848,245
                                                                     -----------
                                                                      25,864,313

MINING - 1.71%
Penn Virginia Corp.                                        249,000    14,369,790

MOBILE HOMES - 0.61%
Skyline Corp.                                              126,200     5,128,768

MUTUAL FUNDS - 0.51%
iShares Russell 2000 Value Index Fund                       65,400     4,311,822

NEWSPAPERS - 0.54%
Journal Register Company                                   279,900     4,528,782

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

PAPER - 0.81%
Chesapeake Corp.                                           90,800   $  1,669,812
Wausau-Mosinee Paper Corp.                                413,100      5,167,881
                                                                    ------------
                                                                       6,837,693

PETROLEUM SERVICES - 3.86%
Atwood Oceanics, Inc. *                                    85,500      7,199,955
Lone Star Technologies, Inc. *                            115,700      6,431,763
TODCO *                                                   319,800     13,338,858
W-H Energy Services, Inc. *                               168,900      5,475,738
                                                                    ------------
                                                                      32,446,314

RAILROADS & EQUIPMENT - 0.81%
Genesee & Wyoming, Inc., Class A *                        213,700      6,774,290

REAL ESTATE - 5.89%
Bedford Property Investments, Inc., REIT                  192,000      4,577,280
Columbia Equity Trust, Inc., REIT *                       142,000      2,073,200
First Potomac Realty Trust, REIT                          186,900      4,803,330
Glenborough Realty Trust, Inc., REIT                      144,200      2,768,640
Innkeepers USA Trust, REIT                                220,100      3,400,545
Kilroy Realty Corp., REIT                                 233,600     13,088,608
LaSalle Hotel Properties, REIT                            236,900      8,161,205
Strategic Hotel Cap, Inc., REIT                           284,400      5,193,144
Washington REIT                                           176,200      5,481,582
                                                                    ------------
                                                                      49,547,534

RETAIL GROCERY - 0.84%
Nash-Finch Company                                        107,600      4,539,644
Wild Oats Markets, Inc. *                                 194,800      2,505,128
                                                                    ------------
                                                                       7,044,772

RETAIL TRADE - 5.78%
Aaron Rents, Inc., Class A                                 22,050        434,385
Aaron Rents, Inc., Class B                                630,200     13,328,730
Casey's General Stores, Inc.                              346,400      8,036,480
CSS Industries, Inc.                                      182,350      5,930,022
Fred's, Inc., Class A                                     201,100      2,515,761
Hancock Fabrics, Inc.                                     249,800      1,681,154
Haverty Furniture Companies, Inc.                         421,200      5,151,276
Stein Mart, Inc.                                          568,700     11,544,610
                                                                    ------------
                                                                      48,622,418

SANITARY SERVICES - 2.22%
Casella Waste Systems, Inc., Class A *                    437,400      5,743,062
Insituform Technologies, Inc., Class A *                  357,000      6,172,530
Synagro Technologies, Inc.                                268,000      1,259,600
Waste Connections, Inc. *                                 156,550      5,491,774
                                                                    ------------
                                                                      18,666,966

SEMICONDUCTORS - 1.35%
ATMI, Inc. *                                              166,700      5,167,700
Entegris, Inc. *                                          547,937      6,191,688
                                                                    ------------
                                                                      11,359,388

SOFTWARE - 2.48%
Packeteer, Inc. *                                         446,600   $  5,604,830
SPSS, Inc. *                                              258,700      6,208,800
Websense, Inc. *                                          176,900      9,059,049
                                                                    ------------
                                                                      20,872,679

STEEL - 1.02%
Carpenter Technology Corp.                                146,800      8,603,948

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.26%
Premiere Global Services, Inc. *                          263,800      2,157,884

TIRES & RUBBER - 0.33%
Myers Indiana, Inc.                                       241,000      2,805,240

TOBACCO - 0.12%
Alliance One International, Inc.                          276,500        978,810

TRANSPORTATION - 1.70%
Kirby Corp. *                                             201,400      9,955,202
Macquarie Infrastructure Company Trust                    154,300      4,351,260
                                                                    ------------
                                                                      14,306,462

TRUCKING & FREIGHT - 4.34%
Landstar Systems, Inc.                                    627,500     25,118,825
UTI Worldwide, Inc.                                       145,800     11,328,660
                                                                    ------------
                                                                      36,447,485
                                                                    ------------
TOTAL COMMON STOCKS (Cost $560,127,618)                             $815,797,229
                                                                    ------------

SHORT TERM INVESTMENTS - 3.28%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $ 5,052,000   $  5,052,000
T. Rowe Price Reserve Investment Fund
   3.339% due 09/19/2034 (c)                           22,503,676     22,503,676
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $27,555,676)                                               $ 27,555,676
                                                                    ------------

REPURCHASE AGREEMENTS - 0.25%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $2,059,300 on
   10/3/2005, collateralized by
   $2,125,000 U.S. Treasury Notes,
   3.375% due 10/15/2009 (valued at
   $2,101,094, including interest) (c)                $ 2,059,000   $  2,059,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,059,000)                                                $  2,059,000
                                                                    ------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
   (COST $589,742,294) - 100.58%                                    $845,411,905
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.58)%                       (4,834,533)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $840,577,372
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 90.12%

AEROSPACE - 2.14%
DRS Technologies, Inc.                                        6,900   $  340,584
Fairchild Corp. Class A *                                     3,000        6,960
HEICO Corp., Class A                                         12,700      226,060
Orbital Sciences Corp., Class A *                            22,800      285,000
                                                                      ----------
                                                                         858,604

AIR TRAVEL - 1.29%
SkyWest, Inc.                                                19,300      517,626

APPAREL & TEXTILES - 0.97%
Timberland Company, Class A *                                11,600      391,848

AUTO PARTS - 1.19%
Lear Corp.                                                   14,100      478,977

BANKING - 7.94%
Amcore Financial, Inc.                                        9,500      296,495
BancTrust Financial Group, Inc.                               2,400       46,272
Central Pacific Financial Corp.                               6,800      239,224
City Bank Lynwood Washington                                    800       27,384
Cullen Frost Bankers, Inc.                                    6,600      325,644
First Charter Corp.                                          13,100      320,688
First Security Group, Inc. *                                 21,300      209,485
First State Bancorporation                                   13,600      288,184
IBERIABANK Corp.                                              2,500      132,875
Midwest Banc Holdings, Inc.                                   3,400       78,608
Pacific Capital Bancorp                                      12,266      408,335
Sterling Bancorp                                              7,060      158,921
Tompkins Trustco, Inc.                                        1,400       60,550
Umpqua Holdings Corp.                                        15,300      372,096
Webster Financial Corp.                                       5,100      229,296
                                                                      ----------
                                                                       3,194,057

BUSINESS SERVICES - 4.76%
Black Box Corp.                                               7,700      323,092
John H. Harland Company                                       6,700      297,480
Korn/Ferry International *                                    3,400       55,726
Labor Ready, Inc. *                                          22,700      582,255
Perot Systems Corp., Class A *                               19,400      274,510
Watson Wyatt & Company Holdings                              14,100      379,995
                                                                      ----------
                                                                       1,913,058

CHEMICALS - 2.09%
A. Schulman, Inc.                                            10,700      192,065
Cabot Microelectronics Corp. *                                6,700      196,846
Lyondell Chemical Company                                     7,450      213,219
Olin Corp.                                                   12,600      239,274
                                                                      ----------
                                                                         841,404

COMPUTERS & BUSINESS EQUIPMENT - 1.15%
Electronics For Imaging, Inc. *                                 800       18,352
Pomeroy Computer Resources, Inc. *                           15,000      170,400
Rimage Corp. *                                                3,400       90,678
Tech Data Corp. *                                             5,000   $  183,550
                                                                      ----------
                                                                         462,980

CONSTRUCTION & MINING EQUIPMENT - 1.31%
National Oilwell, Inc. *                                      7,995      526,071

CONSTRUCTION MATERIALS - 1.41%
EMCOR Group, Inc. *                                           5,500      326,150
Patrick Industries, Inc. *                                   22,500      240,750
                                                                      ----------
                                                                         566,900

CONTAINERS & GLASS - 1.02%
Smurfit-Stone Container Corp. *                              39,600      410,256

COSMETICS & TOILETRIES - 1.06%
Steiner Leisure, Ltd. *                                      12,600      428,022

CRUDE PETROLEUM & NATURAL GAS - 2.23%
Newfield Exploration Company *                                6,600      324,060
XTO Energy, Inc.                                             12,666      574,023
                                                                      ----------
                                                                         898,083

DOMESTIC OIL - 1.12%
Denbury Resources, Inc. *                                     8,900      448,916

EDUCATIONAL SERVICES - 0.56%
Leapfrog Enterprises, Inc., Class A *                        15,200      224,504

ELECTRICAL EQUIPMENT - 0.96%
Tektronix, Inc.                                              15,222      384,051

ELECTRICAL UTILITIES - 0.19%
MGE Energy, Inc.                                              2,100       76,671

ELECTRONICS - 2.23%
ATI Technologies, Inc. *                                     22,200      309,468
Bel Fuse, Inc., Class B                                       3,400      123,862
Mercury Computer Systems, Inc. *                              8,000      210,000
Woodhead Industries, Inc.                                    18,300      251,259
                                                                      ----------
                                                                         894,589

ENERGY - 0.49%
New Jersey Resources Corp.                                    4,300      197,714

FINANCIAL SERVICES - 1.32%
Financial Federal Corp.                                       6,100      242,780
Portfolio Recovery Associates, Inc. *                         6,700      289,306
                                                                      ----------
                                                                         532,086

FOOD & BEVERAGES - 1.16%
Del Monte Foods Company *                                    43,500      466,755

FURNITURE & FIXTURES - 0.55%
Furniture Brands International, Inc.                         12,200      219,966

GAS & PIPELINE UTILITIES - 0.49%
Northwest Natural Gas Company                                 5,300      197,266

HEALTHCARE SERVICES - 3.89%
AMERIGROUP Corp. *                                           11,700      223,704
Apria Healthcare Group, Inc. *                               11,800      376,538

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Cross Country Healthcare, Inc. *                             20,700   $  384,192
MedQuist, Inc. *                                             20,700      259,785
National Dentex Corp. *                                      15,600      321,360
                                                                      ----------
                                                                       1,565,579

HOTELS & RESTAURANTS - 0.79%
Benihana, Inc. Class A *                                      4,500       80,955
O'Charley's, Inc. *                                          16,500      236,115
                                                                      ----------
                                                                         317,070

INDUSTRIAL MACHINERY - 5.28%
Albany International Corp., Class A                          12,700      468,249
Cummins, Inc.                                                 3,100      272,769
IDEX Corp.                                                   12,300      523,365
Kennametal, Inc.                                              6,800      333,472
Lindsay Manufacturing Company                                 3,900       85,839
Sauer-Danfoss, Inc.                                          21,900      438,000
                                                                      ----------
                                                                       2,121,694

INDUSTRIALS - 1.99%
Crane Company                                                13,700      407,438
Harsco Corp.                                                  6,000      393,420
                                                                      ----------
                                                                         800,858

INSURANCE - 3.65%
CNA Surety Corp. *                                           15,800      224,676
Midland Company                                              10,900      392,727
PMI Group, Inc.                                              10,200      406,674
RLI Corp.                                                     5,900      272,934
Triad Guaranty, Inc. *                                        4,400      172,568
                                                                      ----------
                                                                       1,469,579

INTERNET CONTENT - 0.66%
McAfee, Inc. *                                                8,500      267,070

INTERNET RETAIL - 0.38%
NetIQ Corp. *                                                12,500      153,000

LEISURE TIME - 0.43%
K2, Inc. *                                                   15,100      172,140

MANUFACTURING - 4.68%
AptarGroup, Inc.                                              6,900      343,689
Kaydon Corp.                                                 12,900      366,489
Pentair, Inc.                                                12,300      448,950
Roper Industries, Inc.                                       12,600      495,054
Snap-on, Inc.                                                 6,300      227,556
                                                                      ----------
                                                                       1,881,738

MEDICAL-HOSPITALS - 0.81%
RehabCare Group, Inc. *                                      15,800      324,216

METAL & METAL PRODUCTS - 2.60%
Gibraltar Industries, Inc.                                   16,350      373,925
Mueller Industries, Inc.                                      8,600      238,822
Timken Company                                               14,600      432,598
                                                                      ----------
                                                                       1,045,345

MUTUAL FUNDS - 6.09%
iShares Nasdaq Biotechnology Index Fund *                    6,700    $  515,900
iShares Russell 2000 Value Index Fund                        29,300    1,931,749
                                                                      ----------
                                                                       2,447,649

OFFICE FURNISHINGS & SUPPLIES - 1.66%
IKON Office Solutions, Inc.                                  25,700      256,486
United Stationers, Inc. *                                     8,600      411,596
                                                                      ----------
                                                                         668,082

PAPER - 0.59%
Pope & Talbot, Inc.                                          23,400      238,914

PETROLEUM SERVICES - 1.81%
Superior Well Services, Inc. *                                4,300       99,330
TODCO *                                                      15,100      629,821
                                                                      ----------
                                                                         729,151

PHARMACEUTICALS - 0.81%
Bentley Pharmaceuticals, Inc. *                              27,200      325,040

RAILROADS & EQUIPMENT - 0.90%
Wabtec Corp.                                                 13,200      360,096

REAL ESTATE - 4.60%
American Land Lease, Inc., REIT                               6,400      152,000
Cousins Properties, Inc., REIT                                7,700      232,694
Duke Realty Corp., REIT                                       4,500      152,460
Equity One, Inc., REIT                                        9,800      227,850
Host Marriott Corp., REIT                                    14,400      243,360
LaSalle Hotel Properties, REIT                                8,800      303,160
Liberty Property Trust, REIT                                  4,000      170,160
Pan Pacific Retail Properties, Inc., REIT                     5,600      369,040
                                                                      ----------
                                                                       1,850,724

RETAIL TRADE - 4.97%
Cato Corp., Class A                                          22,600      450,418
Deb Shops, Inc.                                               6,400      139,136
Dillard's, Inc., Class A                                     10,400      217,152
Linens'n Things, Inc. *                                       9,600      256,320
The Buckle, Inc.                                              6,300      214,011
The Neiman Marcus Group, Inc., Class A                        7,200      719,640
                                                                      ----------
                                                                       1,996,677

SEMICONDUCTORS - 1.60%
Exar Corp. *                                                 18,300      256,566
Varian Semiconductor Equipment Associates, Inc. *             9,100      385,567
                                                                      ----------
                                                                         642,133

SOFTWARE - 1.66%
Dendrite International, Inc. *                               13,900      279,251
EPIQ Systems, Inc. *                                         14,700      320,754
Micromuse, Inc. *                                             8,500       66,980
                                                                      ----------
                                                                         666,985

TIRES & RUBBER - 0.44%
Cooper Tire & Rubber Company                                 11,700      178,659

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

TRANSPORTATION - 0.80%
Kirby Corp. *                                                6,200   $   306,466
Stonepath Group, Inc. *                                     13,700        13,837
                                                                     -----------
                                                                         320,303

TRAVEL SERVICES - 0.29%
Pegasus Solutions, Inc. *                                   13,100       117,638

TRUCKING & FREIGHT - 1.11%
Arkansas Best Corp.                                         10,000       348,700
Navistar International Corp. *                               3,000        97,290
                                                                     -----------
                                                                         445,990
                                                                     -----------
TOTAL COMMON STOCKS (Cost $32,363,327)                               $36,236,734
                                                                     -----------

CORPORATE BONDS - 0.13%

METAL & METAL PRODUCTS - 0.13%
Mueller Industries, Inc.
   6.00% due 11/01/2014                                 $   52,000        50,440
                                                        ----------   -----------
TOTAL CORPORATE BONDS (Cost $51,032)                                 $    50,440
                                                                     -----------

REPURCHASE AGREEMENTS - 10.08%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $4,053,591 on
   10/3/2005, collateralized by
   $3,750,000 U.S. Treasury Bonds,
   5.25% due 02/15/2029 (valued at
   $4,134,375, including interest)                      $4,053,000   $ 4,053,000
                                                        ----------   -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,053,000)                                                 $ 4,053,000
                                                                     -----------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
   (COST $36,467,359) - 100.33%                                      $40,340,174
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.33)%                         (130,741)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $40,209,433
                                                                     ===========

STRATEGIC BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COMMON STOCKS - 0.39%

BROADCASTING - 0.09%
Liberty Global, Inc., Class A *                             19,435   $   526,300
Liberty Global, Inc., Series C *                            19,435       500,451
                                                                     -----------
                                                                       1,026,751

BUSINESS SERVICES - 0.00%
ContinentalAFA Dispensing Company *                         25,862        37,500

CELLULAR COMMUNICATIONS - 0.13%
American Tower Corp., Class A *                             60,049     1,498,222

CHEMICALS - 0.00%
Applied Extrusion Technologies * (a)                         5,628        59,094

FINANCIAL SERVICES - 0.00%
Contifinancial Corp. Liquidating Trust (a)               1,451,718   $    29,034

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.17%
NTL, Inc. *                                                 21,970     1,467,596
Telewest Global, Inc. *                                     25,787       591,812
                                                                     -----------
                                                                       2,059,408
                                                                     -----------
TOTAL COMMON STOCKS (Cost $3,406,134)                                $ 4,710,009
                                                                     -----------

PREFERRED STOCKS - 0.11%

CELLULAR COMMUNICATIONS - 0.11%
Alamosa Holdings, Inc. *                                       975     1,261,952

ELECTRICAL UTILITIES - 0.00%
TCR Holdings, Class B *                                      3,003             3
TCR Holdings, Class C *                                      1,652             2
TCR Holdings, Class D *                                      4,355             4
TCR Holdings, Class E *                                      9,009             9
                                                                     -----------
                                                                              18
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $1,071)                                 $ 1,261,970
                                                                     -----------
WARRANTS - 0.02%

CELLULAR COMMUNICATIONS - 0.02%
American Tower Escrow Corp.
   (Expiration date 08/01/2008; strike
   price 0.01)                                                 650       228,590

REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela
   (Expiration date 04/15/2020; strike
   price $26.00)                                            10,000             0

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Leap Wireless International, Inc.
   (Expiration date 04/15/2010; strike
   price $96.80)                                               370             4
                                                       -----------   -----------
TOTAL WARRANTS (Cost $47,311)                                        $   228,594
                                                                     -----------

U.S. TREASURY OBLIGATIONS - 14.28%

U.S. TREASURY BONDS - 1.56%
   4.25% due 08/15/2014                                $ 3,260,000     3,239,625
   5.25% due 11/15/2028 to 02/15/2029 ***                8,250,000     8,989,365
   5.50% due 08/15/2028 ****                             3,500,000     3,932,579
   6.125% due 08/15/2029 ****                            2,000,000     2,434,922
                                                                     -----------
                                                                      18,596,491

U.S. TREASURY NOTES - 12.72%
   3.625% due 01/15/2010                                13,050,000    12,748,728
   3.875% due 05/15/2010                                21,000,000    20,695,668
   4.00% due 03/15/2010 to 02/15/2014                   90,390,000    89,512,872
   4.25% due 11/15/2014                                  6,520,000     6,473,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                   --------------   ------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   5.00% due 02/15/2011                            $   22,000,000   $ 22,810,392
                                                                    ------------
                                                                     152,241,055
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $171,455,176)                                              $170,837,546
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.25%

FEDERAL HOME LOAN MORTGAGE CORP. - 5.25%
   5.00% TBA **                                        64,100,000     62,717,876
   8.00% due 05/01/2010                                    36,673         38,519
   8.50% due 05/01/2008                                    27,706         28,899
                                                                    ------------
                                                                      62,785,294

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.99%
   4.00% TBA **                                        38,500,000     37,032,187
   4.50% TBA **                                        20,100,000     19,157,813
   5.00% TBA **                                       128,000,000    125,280,000
   5.50% TBA **                                       103,000,000    102,935,625
   6.00% TBA **                                        20,000,000     20,331,240
   6.50% due 10/01/2032                                 2,697,832      2,779,753
   6.50% TBA **                                        14,330,000     14,746,458
   7.50% due 07/01/2030 to 02/01/2031                     223,484        236,525
   8.00% due 07/01/2027 to 08/01/2027                     232,051        248,638
   8.80% due 01/25/2019                                   188,187        200,810
   10.40% due 04/25/2019                                   73,574         78,680
                                                                    ------------
                                                                     323,027,729

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
   7.50% due 04/15/2022 to 02/15/2028                      91,624         97,480
                                                   --------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $389,127,511)                                              $385,910,503
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 9.77%

ARGENTINA - 0.31%
Republic of Argentina
   4.005% due 08/03/2012 (b)                            1,115,625        894,173
   5.83% due 12/31/2033                            ARS  1,334,029        597,993
   8.28% due 12/31/2033                            $    2,163,513      2,231,664
                                                                    ------------
                                                                       3,723,830

BRAZIL - 2.36%
Federal Republic of Brazil
   4.3125% due 04/15/2012 (b)                          13,567,822     13,348,023
   8.00% due 01/15/2018                                 7,492,000      7,934,028
   8.875% due 10/14/2019                                  625,000        678,750
   10.125% due 05/15/2027                               2,500,000      2,995,000
   11.00% due 08/17/2040                                  125,000        153,250
   12.25% due 03/06/2030                                2,225,000      3,061,600
                                                                    ------------
                                                                      28,170,651

BULGARIA - 0.07%
Republic of Bulgaria
   8.25% due 01/15/2015                            $      625,000   $    767,875

CANADA - 0.46%
Province of Quebec Canada
   4.60% due 05/26/2015                                 5,550,000      5,461,455

COLOMBIA - 0.36%
Republic of Colombia
   10.00% due 01/23/2012                                  400,000        482,000
   10.375% due 01/28/2033                               1,000,000      1,305,000
   10.75% due 01/15/2013                                  575,000        722,487
   11.75% due 02/25/2020                                1,300,000      1,808,300
                                                                    ------------
                                                                       4,317,787

ECUADOR - 0.15%
Republic of Ecuador
   zero coupon, Step up to 10% on
   08/15/2006 due 08/15/2030 (b)                          300,000        283,050
   12.00% due 11/15/2012                                1,495,000      1,522,658
                                                                    ------------
                                                                       1,805,708

ITALY - 0.18%
Republic of Italy
   5.804% due 10/25/2032                                2,000,000      2,168,488

MEXICO - 1.76%
Government of Mexico
   5.875% due 01/15/2014                                5,550,000      5,738,700
   6.375% due 01/16/2013                                2,300,000      2,447,200
   6.625% due 03/03/2015                                5,650,000      6,138,725
   7.50% due 04/08/2033                                 1,875,000      2,175,000
   8.00% due 09/24/2022                                   550,000        668,250
   8.30% due 08/15/2031                                 1,450,000      1,812,500
   9.50% due 12/18/2014                            MXN 10,425,000      1,022,721
   10.00% due 12/05/2024                                9,945,000      1,022,445
United Mexican States, Series D
   zero coupon due 06/30/2006 (b)                  $    1,000,000         18,100
United Mexican States, Series E
zero coupon due 06/30/2007 (b)                          1,000,000         10,600
                                                                    ------------
                                                                      21,054,241

PANAMA - 0.29%
Republic of Panama
   4.6875% due 07/17/2014 (b)                             966,628        961,263
   8.875% due 09/30/2027                                  775,000        943,562
   9.375% due 01/16/2023                                1,025,000      1,294,063
   9.625% due 02/08/2011                                  250,000        298,750
                                                                    ------------
                                                                       3,497,638

PERU - 0.44%
Republic of Peru
   zero coupon, Step up to 5% on
   03/07/2006 due 03/07/2017 (b)                          984,000        971,700

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

PERU (CONTINUED)
Republic of Peru (continued)
   zero coupon, Step up to 5% on
      03/07/2006 due 03/07/2017 (b)                   $   637,000   $    617,890
   9.125% due 02/21/2012                                1,500,000      1,800,000
   9.875% due 02/06/2015                                1,500,000      1,916,250
                                                                    ------------
                                                                       5,305,840

PHILIPPINES - 0.64%
Republic of Philippines
   8.25% due 01/15/2014 (a)                               350,000        362,688
   8.375% due 03/12/2009                                2,000,000      2,117,500
   8.875% due 03/17/2015                                  650,000        693,875
   9.875% due 01/15/2019                                1,450,000      1,616,750
   10.625% due 03/16/2025                               2,475,000      2,889,562
                                                                    ------------
                                                                       7,680,375

RUSSIA - 1.69%
Russian Federation, Series REGS
   5.00% due 03/31/2030                                14,125,500     16,230,200
   11.00% due 07/24/2018                                2,650,000      4,042,045
                                                                    ------------
                                                                      20,272,245

SOUTH AFRICA - 0.07%
Republic of South Africa
   6.50% due 06/02/2014                                   750,000        819,375

TURKEY - 0.41%
Republic of Turkey
   7.375% due 02/05/2025                                1,500,000      1,498,125
   9.00% due 06/30/2011                                 1,600,000      1,842,000
   11.00% due 01/14/2013                                  325,000        415,594
   11.875% due 01/15/2030                                 800,000      1,174,000
                                                                    ------------
                                                                       4,929,719

UKRAINE - 0.08%
Republic of Ukraine
   6.875% due 03/04/2011                                  425,000        446,548
   7.65% due 06/11/2013                                   450,000        495,270
                                                                    ------------
                                                                         941,818

VENEZUELA - 0.50%
Republic of Venezuela
   8.50% due 10/08/2014                                 1,427,000      1,583,970
   10.75% due 09/19/2013                                3,550,000      4,428,625
                                                                    ------------
                                                                       6,012,595
                                                                    ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $112,989,679)                                              $116,929,640
                                                                    ------------

CORPORATE BONDS - 27.89%

ADVERTISING - 0.13%
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                                 750,000        841,875
Vertis, Inc.
   9.75% due 04/01/2009                               $   725,000   $    748,563
                                                                    ------------
                                                                       1,590,438

AEROSPACE - 0.43%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                                   550,000        578,875
Argo Tech Corp.
   9.25% due 06/01/2011                                   575,000        609,500
DRS Technologies, Inc.
   6.875% due 11/01/2013                                  600,000        579,000
Goodrich Corp.
   7.50% due 04/15/2008                                 1,400,000      1,479,901
Moog, Inc.
   6.25% due 01/15/2015                                   600,000        603,000
Sequa Corp.
   9.00% due 08/01/2009                                 1,175,000      1,245,500
                                                                    ------------
                                                                       5,095,776

AGRICULTURE - 0.11%
Case New Holland, Inc.
   9.25% due 08/01/2011                                    75,000         79,312
Pilgrim's Pride Corp.
   9.25% due 11/15/2013                                   550,000        605,000
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
      01/15/2008 due 07/15/2012                           225,000        191,250
United Agri Products, Inc.
   8.25 due 12/15/2011                                    429,000        452,595
                                                                    ------------
                                                                       1,328,157

AIR TRAVEL - 0.03%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                  123,571        116,435
   7.25% due 11/01/2005                                   275,000        274,171
                                                                    ------------
                                                                         390,606

ALUMINUM - 0.05%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                                 525,000        578,812

AMUSEMENT & THEME PARKS - 0.04%
Six Flags, Inc.
   9.625% due 06/01/2014                                  300,000        295,500
   9.75% due 04/15/2013                                   200,000        197,000
                                                                    ------------
                                                                         492,500

APPAREL & TEXTILES - 0.17%
Collins & Aikman Floor Cover
   9.75% due 02/15/2010                                   675,000        651,375
Levi Strauss & Company
   7.73% due 04/01/2012                                   200,000        199,500
   9.75% due 01/15/2015                                   425,000        432,437
   12.25% due 12/15/2012                                  300,000        331,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Quiksilver, Inc.
   6.875% due 04/15/2015                                $  425,000   $   408,000
                                                                     -----------
                                                                       2,022,812

AUTO PARTS - 0.16%
Delphi Corp.
   6.50% due 08/15/2013                                    625,000       418,750
Keystone Automotive Operations
   9.75% due 11/01/2013                                    375,000       373,125
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                   600,000       604,500
TRW Automotive, Inc.
   9.375% due 02/15/2013                                   535,000       580,475
                                                                     -----------
                                                                       1,976,850

AUTO SERVICES - 0.02%
United Rentals North America, Inc.
   7.75% due 11/15/2013                                    243,000       234,495

AUTOMOBILES - 0.57%
DaimlerChrysler North America Holding
   4.05% due 06/04/2008                                  2,400,000     2,343,732
Ford Motor Company
   6.625% due 10/01/2028                                   375,000       270,937
   7.45% due 07/16/2031                                  3,375,000     2,632,500
   8.90% due 01/15/2032                                    250,000       210,625
General Motors Corp.
   8.25% due 07/15/2023                                    250,000       194,375
   8.375% due 07/15/2033                                 1,575,000     1,228,500
                                                                     -----------
                                                                       6,880,669

BANKING - 1.30%
Bank of America Corp.
   7.40% due 01/15/2011                                  5,325,000     5,946,763
Capital One Bank
   5.75% due 09/15/2010                                  3,175,000     3,280,296
Independence Community Bank Corp.
   3.50% due 06/20/2013 (b)                              1,575,000     1,517,152
Standard Chartered Bank
   8.00% due 05/30/2031 ***                              3,670,000     4,782,164
                                                                     -----------
                                                                      15,526,375

BROADCASTING - 0.82%
CanWest Media Inc.
   8.00% due 09/15/2012                                    493,026       523,224
CCH I Holdings LLC
   zero coupon, Step up to 11.75% on
      5/15/2006 due 05/15/2014                           1,575,000     1,126,125
   zero coupon, step up to 13.50% on
      1/15/2006 due 01/15/2014                             300,000       247,500
CCH I LLC
   11.00% due 10/01/2015                                   845,375       824,241
Charter Communications Holdings
   zero coupon, Step up to 12.125% on
      01/15/2007 due 01/15/2012 (a)                        250,000       157,500
   8.625% due 04/01/2009 (a)                            $  100,000   $    85,000
   10.00% due 05/15/2011 (a)                               310,000       224,750
   10.25% due 01/15/2010 (a)                                     0             0
   10.75% due 10/01/2009 (a)                               150,000       132,000
CSC Holdings, Inc.
   10.50% due 05/15/2016                                   175,000       188,344
CSC Holdings, Inc., Series B
   8.125% due 08/15/2009                                   300,000       302,250
   8.125% due 07/15/2009                                   100,000       100,750
Emmis Communications Corp.
   9.745% due 06/15/2012 (b)                               400,000       403,000
News America, Inc.
   5.30% due 12/15/2014                                  3,025,000     3,018,511
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                                   450,000       482,062
Radio One, Inc.
   8.875% due 07/01/2011                                   525,000       557,812
Salem Communications Corp.
   7.75% due 12/15/2010                                    275,000       286,344
Videotron Ltee
   6.375% due 12/15/2015                                   500,000       496,250
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                   675,000       637,875
                                                                     -----------
                                                                       9,793,538

BUILDING MATERIALS & CONSTRUCTION - 0.09%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/01/2009 due 03/01/2014                          1,500,000       750,000
Brand Services, Inc.
   12.00% due 10/15/2012                                   300,000       318,000
                                                                     -----------
                                                                       1,068,000

BUSINESS SERVICES - 0.30%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                  500,000       496,250
Conveo Corp.
   7.875% due 12/01/2013                                   475,000       458,375
Interep National Radio Sales, Inc., Series B,
   Class A
   10.00% due 07/01/2008                                   350,000       280,437
Invensys PLC
   9.875% due 03/15/2011                                   425,000       422,344
Iron Mountain, Inc.
   7.75% due 01/15/2015                                    475,000       482,125
   8.25% due 07/01/2011                                    350,000       355,250
   8.625% due 04/01/2013                                   750,000       785,625
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                   275,000       284,969
                                                                     -----------
                                                                       3,565,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION - 0.86%
Cablevision Systems Corp., Series B
   7.89% due 04/01/2009 (b)                             $  925,000   $   948,125
CCO Holdings LLC/ Capital Corp.
   8.75% due 11/15/2013                                    625,000       617,187
DirecTV Holdings LLC
   8.375% due 03/15/2013                                   471,000       513,979
DirecTV Holdings/Finance
   6.375% due 06/15/2015                                   725,000       719,562
Echostar DBS Corp.
   6.625% due 10/01/2014                                 1,275,000     1,265,438
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                    600,000       657,000
Mediacom Broadband LLC
   11.00% due 07/15/2013                                   400,000       431,000
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                    300,000       297,750
Rainbow National Services LLC
   10.375% due 09/01/2014                                  100,000       113,000
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                    800,000       819,000
   8.75% due 12/15/2011                                    175,000       183,750
Time Warner, Inc.
   7.625% due 04/15/2031                                 3,200,000     3,748,896
                                                                     -----------
                                                                      10,314,687

CELLULAR COMMUNICATIONS - 1.23%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                   558,000       629,145
American Tower Corp.
   7.125% due 10/15/2012                                   675,000       708,750
   7.50% due 05/01/2012                                    100,000       106,000
American Tower Escrow Corp.
   zero coupon due 08/01/2008                              425,000       327,250
AT&T Broadband Corp.
   8.375% due 03/15/2013                                 3,425,000     4,052,350
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                  2,975,000     4,015,649
Centennial Communications Corp.
   8.125% due 02/01/2014                                   750,000       793,125
Nextel Communications, Inc., Series E
   6.875% due 10/31/2013                                   550,000       584,375
Nextel Communications, Inc., Series D
   7.375% due 08/01/2015                                 1,500,000     1,608,750
SBA Communications Corp.
   8.50% due 12/01/2012                                    175,000       190,313
SBA Telecommunication /
   SBA Communications Corp.
   zero coupon, Step up to 9.75% on
      12/15/2007 due 12/15/2011                            470,000       426,525
UbiquiTel Operating Company
   9.875% due 03/01/2011                                   625,000       693,750
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                $  550,000   $   632,500
                                                                     -----------
                                                                      14,768,482

CHEMICALS - 0.69%
Applied Extrusion Technologies
   12.00% due 03/15/2012 (a)                                59,091        56,136
Arco Chemical Company
   9.80% due 02/01/2020                                    175,000       197,531
Equistar Chemicals LP
   10.625% due 05/01/2011                                  525,000       572,250
Ethyl Corp.
   8.875% due 05/01/2010                                   550,000       576,812
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                                   575,000       644,000
Huntsman ICI Chemicals
   10.125% due 07/01/2009                                  125,000       128,594
Huntsman International LLC
   7.375% due 01/01/2015                                    75,000        71,812
   9.875% due 03/01/2009                                   550,000       580,938
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                                   925,000       997,844
Lyondell Chemical Company
   11.125% due 07/15/2012                                  575,000       641,125
Methanex Corp.
   8.75% due 08/15/2012                                    475,000       542,094
Millennium America, Inc.
   9.25% due 06/15/2008                                  1,000,000     1,075,000
OM Group, Inc.
   9.25% due 12/15/2011                                     25,000        25,438
PQ Corp.
   7.50% due 02/15/2013                                  1,000,000       970,000
Rhodia SA
   7.625% due 06/01/2010                                   725,000       706,875
Westlake Chemical Corp.
   8.75% due 07/15/2011                                    422,000       454,705
                                                                     -----------
                                                                       8,241,154

COMPUTERS & BUSINESS EQUIPMENT - 0.11%
Seagate Technology Holdings
   8.00% due 05/15/2009                                    525,000       551,250
Unisys Corp.
   8.00% due 10/15/2012                                    725,000       712,313
                                                                     -----------
                                                                       1,263,563

CONSTRUCTION MATERIALS - 0.02%
Nortek, Inc.
   8.50% due 09/01/2014                                    325,000       299,000
CONTAINERS & GLASS - 0.39%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                                   675,000       432,000
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                    375,000       367,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Owens Brockway Glass Container
   8.25% due 05/15/2013                                 $  125,000   $   130,000
Owens-Brockway
   7.75% due 05/15/2011                                    550,000       572,000
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008                                    825,000       841,500
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                                 1,000,000     1,090,000
Pliant Corp.
   11.125% due 09/01/2009                                   75,000        64,500
   13.00% due 06/01/2010                                   275,000       130,625
Radnor Holdings Corp.
   11.00% due 03/15/2010                                   300,000       195,000
Stone Container Corp.
   8.375% due 07/01/2012                                   250,000       237,500
Tekni-Plex, Inc.
   8.75% due 11/15/2013                                    725,000       619,875
                                                                     -----------
                                                                       4,680,500

CORRECTIONAL FACILITIES - 0.03%
Corrections Corporation of America
   6.25% due 03/15/2013                                    400,000       396,000

COSMETICS & TOILETRIES - 0.07%
Del Laboratories, Inc.
   8.00% due 02/01/2012                                    550,000       452,375
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                   391,000       434,010
                                                                     -----------
                                                                         886,385

CRUDE PETROLEUM & NATURAL GAS - 0.68%
Burlington Resources Finance Company
   5.60% due 12/01/2006                                  3,375,000     3,413,512
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                    825,000       808,500
   6.625% due 01/15/2016                                   575,000       582,188
   7.00% due 08/15/2014                                    500,000       525,000
Kerr-McGee Corp.
   7.00% due 11/01/2011                                  1,700,000     1,700,000
Plains Exploration & Production Company
   7.125% due 06/15/2014                                   600,000       631,500
Pogo Producing Company
   6.875% due 10/01/2017                                   500,000       506,875
                                                                     -----------
                                                                       8,167,575

DOMESTIC OIL - 1.00%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                 3,275,000     3,599,939
Forest Oil Corp.
   8.00% due 12/15/2011                                    825,000       911,625
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                    634,000       687,890
Stone Energy Corp.
   8.25% due 12/15/2011                                    750,000       787,500

DOMESTIC OIL (CONTINUED)
Swift Energy Company
   7.625% due 07/15/2011                                $  975,000   $ 1,004,250
Valero Energy Corp.
   4.75% due 06/15/2013 ***                              4,025,000     3,911,600
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                    525,000       532,219
   7.25% due 05/01/2013                                    475,000       483,312
                                                                     -----------
                                                                      11,918,335

DRUGS & HEALTH CARE - 0.43%
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                                     50,000        42,625
Humana, Inc.
   6.30% due 08/01/2018                                  3,100,000     3,302,182
Rite Aid Corp.
   6.125% due 12/15/2008                                   250,000       237,500
   7.50% due 01/15/2015                                    600,000       573,000
   8.125% due 05/01/2010                                   175,000       178,500
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014                                    800,000       796,000
                                                                     -----------
                                                                       5,129,807

ELECTRICAL EQUIPMENT - 0.05%
Wesco Distribution, Inc.
   9.125% due 06/01/2008                                   563,000       572,853

ELECTRICAL UTILITIES - 1.10%
AES Corp.
   7.75% due 03/01/2014                                    575,000       609,500
   8.875% due 02/15/2011                                   325,000       352,625
   9.375% due 09/15/2010                                   600,000       661,500
Appalachian Power Company
   5.95% due 05/15/2033                                  3,800,000     3,851,980
Calpine Corp.
   8.50% due 07/15/2010                                    925,000       661,375
   8.75% due 07/15/2013                                    135,000        95,512
Calpine Generating Company LLC
   12.39% due 04/01/2011 (b)                               350,000       332,500
Edison Mission Energy
   9.875% due 04/15/2011                                 1,125,000     1,333,125
Entergy Gulf States
   6.20% due 07/01/2033                                  1,800,000     1,683,787
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                                1,000,000     1,247,500
   9.125% due 05/01/2031 @                                 650,000       838,500
Reliant Resources, Inc.
   9.25% due 07/15/2010                                    350,000       379,750
   9.50% due 07/15/2013                                    650,000       718,250
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                   350,000       356,125
                                                                     -----------
                                                                      13,122,029

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRONICS - 0.19%
L-3 Communications Corp.
   7.625% due 06/15/2012                               $ 1,400,000   $ 1,470,000
Motors & Gears, Inc., Series D
   10.75% due 11/15/2006                                   500,000       475,000
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009                                   625,000       313,281
                                                                     -----------
                                                                       2,258,281

ENERGY - 0.44%
Duke Energy Company
   4.20% due 10/01/2008                                  3,100,000     3,052,232
El Paso Energy
   7.375% due 12/15/2012                                 1,200,000     1,206,000
NRG Energy, Inc.
   8.00% due 12/15/2013                                    960,000     1,022,400
                                                                     -----------
                                                                       5,280,632

FINANCIAL SERVICES - 6.51%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                   725,000       688,750
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                   617,000       686,412
Borden U.S. Finance Corp./Nova Scotia Finance ULC
   9.00% due 07/15/2014                                    300,000       304,500
CCM Merger, Inc.
   8.00% due 08/01/2013                                    425,000       428,719
CIT Group, Inc.
   7.75% due 04/02/2012                                  4,690,000     5,376,288
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                 3,242,000     3,554,947
Countrywide Home Loan
   4.00% due 03/22/2011                                  5,525,000     5,248,673
Ford Motor Credit Company
   7.875% due 06/15/2010                                 3,600,000     3,503,196
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                  1,725,000     1,500,481
   6.875% due 09/15/2011                                 4,025,000     3,661,192
   7.25% due 03/02/2011                                    100,000        92,989
   8.00% due 11/01/2031                                    225,000       196,463
Global Cash Access, LLC
   8.75% due 03/15/2012                                    625,000       671,875
HSBC Finance Corp.
   5.25% due 04/15/2015                                  5,550,000     5,575,963
International Lease Finance Corp
   5.00% due 09/15/2012                                  6,000,000     5,920,752
iPCS Inc.
   11.50% due 05/01/2012                                   675,000       779,625
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                                 4,425,000     4,807,139
JSG Funding PLC
   9.625% due 10/01/2012                                   300,000       301,500
Lehman Brothers Holdings Inc.
   4.50% due 07/26/2010                                $ 5,000,000   $ 4,931,785
MBNA Corp, Series MTN
   6.25% due 01/17/2007                                  1,425,000     1,451,767
MBNA Corp.
   4.625% due 09/15/2008                                 2,085,000     2,083,480
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                  5,450,000     5,904,388
Nell AF SARL
   8.375% due 08/15/2015                                   500,000       488,750
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                                   725,000       667,000
TRAINS HY-2005-1
   7.651% due 06/15/2015 (b)                            18,536,585    18,884,146
Yell Finance BV
   zero coupon, Step up to 13.5% on
      08/01/2006 due 08/01/2011                            176,000       178,640
                                                                     -----------
                                                                      77,889,420

FOOD & BEVERAGES - 0.69%
Ahold Lease USA, Inc.
   7.82% due 01/02/2020                                    139,771       151,651
Del Monte Corp.
   8.625% due 12/15/2012                                   525,000       564,375
Doane Pet Care Company
   9.75% due 05/15/2007                                    700,000       696,500
   10.75% due 03/01/2010                                   125,000       136,250
Dole Food, Inc.
   8.875% due 03/15/2011                                   267,000       277,013
Kraft Foods, Inc.
   5.625% due 11/01/2011                                 5,725,000     5,915,173
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                    600,000       567,000
                                                                     -----------
                                                                       8,307,962

FURNITURE & FIXTURES - 0.07%
Sealy Mattress Company
   8.25% due 06/15/2014                                    850,000       854,250

GAS & PIPELINE UTILITIES - 0.63%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011                                   375,000       366,562
   9.875% due 07/15/2010                                 1,425,000     1,553,250
   10.125% due 07/15/2013                                  125,000       139,375
El Paso Corp.
   7.75% due 01/15/2032                                    675,000       680,063
   7.875% due 06/15/2012                                   425,000       439,875
United Utilities PLC
   4.55% due 06/19/2018 ***                              2,400,000     2,187,586
Williams Companies, Inc.
   7.625% due 07/15/2019                                   100,000       108,250
   7.875% due 09/01/2021                                   950,000     1,045,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Williams Companies, Inc. (continued)
   8.75% due 03/15/2032                                  $  875,000   $1,032,500
                                                                      ----------
                                                                       7,552,461

HEALTHCARE PRODUCTS - 0.09%
Icon Health & Fitness
   11.25% due 04/01/2012 (a)                                450,000      357,750
Medical Device Manufacturing, Inc.
   10.00% due 07/15/2012                                    650,000      705,250
                                                                      ----------
                                                                       1,063,000

HEALTHCARE SERVICES - 0.56%
Ameripath, Inc.
   10.50% due 04/01/2013                                    700,000      728,000
DaVita, Inc.
   7.25% due 03/15/2015                                     350,000      354,813
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                                     500,000      532,500
Insight Health Services Corp.
   9.174% due 11/01/2011 (b)                                150,000      146,250
National Mentor, Inc.
   9.625% due 12/01/2012                                    700,000      731,500
Vanguard Health Holding Company, II LLC
   9.00% due 10/01/2014                                     425,000      452,625
Vanguard Health Holding Company, Inc. LLC
   zero coupon, Step up to 11.25% on
   10/01/2009 due 10/01/2015                                550,000      398,750
WellPoint Health Networks, Inc.
   6.375% due 01/15/2012                                  3,100,000    3,326,665
                                                                      ----------
                                                                       6,671,103

HOTELS & RESTAURANTS - 0.47%
Boyd Gaming Corp.
   6.75% due 04/15/2014                                     700,000      702,625
Carrols Corp.
   9.00% due 01/15/2013                                     450,000      456,750
Gaylord Entertainment Company
   6.75% due 11/15/2014                                     800,000      774,000
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                                     88,000       89,100
Kerzner International Ltd.
   6.75% due 10/01/2015                                     800,000      775,000
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                    600,000      579,000
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                     25,000       27,844
   8.875% due 09/15/2008                                     50,000       54,687
   9.375% due 02/15/2007                                    650,000      685,750
Sbarro, Inc.
   11.00% due 09/15/2009                                    725,000      721,375
Turning Stone Casino Resort
   9.125% due 12/15/2010                                    775,000      806,000
                                                                      ----------
                                                                       5,672,131

HOUSEHOLD APPLIANCES - 0.01%
Applica, Inc.
   10.00% due 07/31/2008 (a)                             $  184,000   $  172,960

HOUSEHOLD PRODUCTS - 0.10%
Resolution Performance Products, Inc.
   13.50% due 11/15/2010                                    675,000      717,188
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
   12/15/2009 due 12/15/2014                                 25,000       13,250
   7.875% due 01/15/2014                                    500,000      460,000
                                                                      ----------
                                                                       1,190,438

INDUSTRIAL MACHINERY - 0.12%
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                                    132,000      136,950
Grant Prideco, Inc.
   6.125% due 08/15/2015                                    200,000      202,000
NMHG Holding Company
   10.00% due 05/15/2009                                  1,000,000    1,070,000
                                                                      ----------
                                                                       1,408,950

INTERNATIONAL OIL - 0.15%
Petronas Capital, Ltd.
   7.00% due 05/22/2012                                   1,050,000    1,171,707
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                                    575,000      600,875
                                                                      ----------
                                                                       1,772,582

LEISURE TIME - 0.78%
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                    650,000      648,375
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                     675,000      677,531
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                                925,000      647,500
Equinox Holdings, Inc.
   9.00% due 12/15/2009                                     575,000      590,094
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                    625,000      653,125
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                                     850,000      814,937
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                                      50,000       48,625
MGM Mirage, Inc.
   6.75% due 09/01/2012                                   1,200,000    1,219,500
   8.375% due 02/01/2011                                     50,000       53,750
Mohegan Tribal Gaming
   6.875% due 02/15/2015                                    400,000      408,000
   7.125% due 08/15/2014                                    375,000      388,125
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                     800,000      788,000
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                   1,000,000    1,000,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Station Casinos, Inc.
   6.50% due 02/01/2014                                  $1,025,000   $1,025,000
   6.875% due 03/01/2016                                    425,000      430,844
                                                                      ----------
                                                                       9,393,406

MANUFACTURING - 0.18%
Blount, Inc.
   8.875% due 08/01/2012                                    375,000      399,375
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on
      11/15/2009 due 11/15/2014                           1,125,000      767,812
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                                    425,000      368,688
Trinity Industries, Inc.
   6.50% due 03/15/2014                                     625,000      615,625
                                                                      ----------
                                                                       2,151,500

MEDICAL-HOSPITALS - 0.50%
Community Health Systems, Inc.
   6.50% due 12/15/2012                                     725,000      726,812
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                     425,000      457,937
HCA, Inc.
   6.375% due 01/15/2015                                  1,450,000    1,434,559
   7.05% due 12/01/2027                                     150,000      141,677
IASIS Healthcare LLC
   8.75% due 06/15/2014                                     950,000      985,625
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                     525,000      489,563
   6.875% due 11/15/2031                                    325,000      269,750
   7.375% due 02/01/2013                                    350,000      331,625
   9.875% due 07/01/2014                                    125,000      130,625
Triad Hospitals, Inc.
   7.00% due 11/15/2013                                     975,000      987,188
                                                                      ----------
                                                                       5,955,361

METAL & METAL PRODUCTS - 0.11%
Mueller Group, Inc.
   10.00% due 05/01/2012                                    500,000      530,000
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                             125,000       91,250
Novelis, Inc.
   7.25% due 02/15/2015                                     775,000      732,375
                                                                      ----------
                                                                       1,353,625

MINING - 0.05%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                                    500,000      542,500

OFFICE FURNISHINGS & SUPPLIES - 0.12%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                     375,000      368,438
Interace, Inc.
   7.30% due 04/01/2008                                     374,999      374,999
Interface, Inc.
   9.50% due 02/01/2014                                  $  250,000   $  250,000
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                                    423,000      461,070
                                                                      ----------
                                                                       1,454,507

PAPER - 0.53%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                                     125,000      127,187
   8.85% due 08/01/2030                                     450,000      405,000
Appleton Papers, Inc.
   8.125% due 06/15/2011                                     25,000       24,500
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                     575,000      552,000
Boise Cascade LLC
   7.125% due 10/15/2014                                    850,000      805,375
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                     450,000      453,375
Bowater, Inc.
   6.50% due 06/15/2013                                     275,000      256,438
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                     500,000      475,000
   8.50% due 10/01/2013                                     250,000      253,750
   9.25% due 09/15/2008                                     250,000      250,000
Newark Group, Inc.
   9.75% due 03/15/2014                                     575,000      511,750
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                                    675,000      678,375
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                     500,000      455,000
Smurfit-Stone Container
   8.25% due 10/01/2012                                   1,125,000    1,057,500
                                                                      ----------
                                                                       6,305,250

PETROLEUM SERVICES - 0.11%
Hanover Compressor Company
   zero coupon due 03/31/2007                               575,000      517,500
Hanover Equipment Trust
   8.75% due 09/01/2011                                     275,000      292,187
Key Energy Services, Inc.
   8.375% due 03/01/2008                                    550,000      567,188
                                                                      ----------
                                                                       1,376,875

PHARMACEUTICALS - 0.46%
Wyeth
   5.50% due 03/15/2013                                   5,325,000    5,461,107

PLASTICS - 0.07%
Berry Plastics Corp.
   10.75% due 07/15/2012                                    775,000      833,125

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 @                                 1,000,000        3,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

PUBLISHING - 0.30%
Cadmus Communications Corp.
   8.375% due 06/15/2014                                $  650,000   $   671,124
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
   9.25% due 07/15/2012                                    650,000       661,375
Dex Media East LLC
   12.125% due 11/15/2012                                  325,000       380,250
Dex Media West LLC
   8.50% due 08/15/2010                                    375,000       396,563
   9.875% due 08/15/2013                                   220,000       242,825
Dex Media, Inc.
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                            250,000       196,875
   zero coupon, Step up to 9% on
      11/15/2008 due 11/15/2013                            500,000       393,750
Houghton Mifflin Company
   zero coupon, Step up to 11.5% on
      10/15/2008 due 10/15/2013                            375,000       283,125
Mail-Well I Corp.
   9.625% due 03/15/2012                                   300,000       321,750
                                                                     -----------
                                                                       3,547,637

REAL ESTATE - 0.92%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                                  3,750,000     3,974,029
ERP Operating LP
   5.25% due 09/15/2014                                    100,000       100,650
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                    775,000       842,812
Host Marriott LP, REIT
   7.125% due 11/01/2013                                 1,275,000     1,302,094
Host Marriott LP, REIT, Series O
   6.375% due 03/15/2015                                   250,000       242,188
iStar Financial, Inc., REIT
   5.15% due 03/01/2012                                  3,900,000     3,809,348
Meristar Hospitality Corp., REIT
   9.125% due 01/15/2011                                   375,000       397,500
Meristar Hospitality Operating Partnership LP, REIT
   10.50% due 06/15/2009 (a)                               325,000       344,500
                                                                     -----------
                                                                      11,013,121

RETAIL - 0.03%
Leslie's Poolmart
   7.75% due 02/01/2013                                    375,000       378,750

RETAIL GROCERY - 0.28%
Safeway, Inc.
   7.25% due 02/01/2031                                  3,170,000     3,352,678

RETAIL TRADE - 0.41%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012                                   300,000       253,875
FTD, Inc.
   7.75% due 02/15/2014                                    583,000       584,457
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008 (a)                           $  725,000   $   522,000
Limited Brands, Inc.
   6.95% due 03/01/2033                                  2,750,000     2,677,604
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015                                  350,000       348,250
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                   450,000       495,000
                                                                     -----------
                                                                       4,881,186

SANITARY SERVICES - 0.16%
Allied Waste North America, Inc.
   7.25% due 03/15/2015                                    600,000       591,000
   8.50% due 12/01/2008                                    325,000       338,812
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014                                   625,000       587,500
   9.25% due 09/01/2012                                    333,000       360,473
                                                                     -----------
                                                                       1,877,785

SEMICONDUCTORS - 0.12%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                    368,000       314,640
   9.25% due 02/15/2008                                    800,000       750,000
   10.50% due 05/01/2009 (a)                               450,000       382,500
                                                                     -----------
                                                                       1,447,140

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.26%
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                     50,000        51,125
   10.50% due 11/01/2010                                   585,000       614,249
Intelsat Ltd.
   8.695% due 01/15/2012 (b)                               275,000       279,813
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                  1,875,000     1,640,625
Panamsat Corp.
   9.00% due 08/15/2014                                    195,000       205,725
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
   02/01/2010 due 02/01/2015                               450,000       297,000
                                                                     -----------
                                                                       3,088,537

TELEPHONE - 1.24%
MCI, Inc.
   8.735% due 05/01/2014 (b)                             1,025,000     1,142,875
Qwest Corp.
   8.875% due 03/15/2012                                   300,000       327,750
Qwest Services Corp.
   13.50% due 12/15/2010                                 1,825,000     2,089,625
   14.00% due 12/15/2014                                   625,000       757,812
Sprint Capital Corp.
   8.375% due 03/15/2012                                 2,500,000     2,942,095
Telecom Italia Capital SA
   4.00% due 01/15/2010                                  2,300,000     2,208,495

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013                              $ 5,145,000   $  5,342,079
                                                                    ------------
                                                                      14,810,731

TRANSPORTATION - 0.30%
Horizon Lines LLC
   9.00% due 11/01/2012                                   300,000        321,375
Union Pacific Corp.
   3.625% due 06/01/2010                                3,425,000      3,243,650
                                                                    ------------
                                                                       3,565,025

TRUCKING & FREIGHT - 0.05%
Terex Corp.
   10.375% due 04/01/2011                                 575,000        615,250
                                                      -----------   ------------
TOTAL CORPORATE BONDS (Cost $334,748,706)                           $333,807,939
                                                                    ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.77%
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                                 1,325,000      1,518,647
Commercial Mortgage Pass-Through
   Certificates, Series 2001-J2A, Class A1
   5.447% due 07/16/2034                                1,580,498      1,611,223
Commercial Mortgage Pass-Through
   Certificates, Series 2003-FL9, Class E
   4.7681% due 11/15/2015 (b)                             738,228        733,200
Federal Home Loan Mortgage Corp., Series
   1106, Class K
   7.595% IO due 07/15/2006                                 3,765             57
First Boston Mortgage Securities Corp. STRIP,
   Series D, IO
   10.965% due 05/25/2017                                  92,850         24,776
First Union National Bank Commercial
   Mortgage, Series 2000-C1, IO
   0.7756% due 05/17/2032 (b)                          61,639,423      1,731,994
GMAC Commercial Mortgage Security, Inc.,
   Series 2002-FL1A, Class D
   6.49% due 01/11/2014 (b)                             1,006,420      1,001,388
Green Tree Financial Corp.,
   Series 1997-6, Class A8
   7.07% due 01/15/2029                                 3,696,261      3,846,012
Merit Securities Corp., Series 11PA, Class B2
   5.3375% due 09/28/2032 (b)                           4,530,130      4,417,632
Structured Asset Mortgage Investments Inc.,
   Series 2005-AR3, Class 2A1
   4.684% due 08/25/2035 (b)                            6,178,905      6,298,016
                                                      -----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $21,072,773)                                               $ 21,182,945
                                                                    ------------
ASSET BACKED SECURITIES - 2.25%
Airplane Pass Through Trust, Series 1, Class D
   10.875% due 03/15/2019 @                             1,481,550          7,408
Ameriquest Mortgage Securities, Inc.,
   Series 2004-R11, Class M5
   5.03% due 11/25/2034 (b)                           $ 1,420,000   $  1,447,618
Amortizing Residential Collateral Trust,
   Series 2002-BC6, Class M2
   5.03% due 08/25/2032 (b)***                          2,700,000      2,717,807
Argent NIM Trust, Series 2004-WN8, Class A
   4.70% due 07/25/2034                                   273,583        273,067
Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   5.6681% due 04/15/2033 (b)                           2,000,000      2,019,723
Bear Stearns Asset Backed Securities NIM,
   Series 2003-HE1N, Class N1
   6.50% due 08/25/2005                                   101,943        101,908
Bear Stearns Asset Backed Securities NIM,
   Series 2004-FR1N, Class A1
   5.00% due 05/25/2034                                   329,744        327,731
Bear Stearns Asset Backed Securities NIM,
   Series 2004-HE6N, Class A1
   5.25% due 08/25/2034                                   466,857        464,425
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   5.08% due 06/25/2034 (b)                             1,900,000      1,929,262
Countrywide Asset-Backed Certificates,
   Series 2004-5N, Class N1
   5.50% due 10/25/2035                                   459,246        457,396
First Consumer Master Trust,
   Series 2001-A, Class A
   4.0781% due 09/15/2008 (b)                             756,487        751,721
Independence II CDO, Ltd., Series 2A, Class C
   6.2469% IO due 08/07/2036 (b)                          909,780             91
Merrill Lynch Mortgage Investors, Inc.
   5.00% due 09/25/2035                                 1,766,280      1,749,597
Metris Master Trust, Series 2001-2, Class B
   4.8763% due 11/20/2009 (b)                           2,305,000      2,309,808
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035                                 3,551,192      3,740,586
Novastar Home Equity Loan, Series 2005-2,
   Class M11
   6.83% due 10/25/2035 (b)                             1,780,000      1,623,233
Novastar Home Equity Loan,
   Series 2003-4, Class M2
   5.455% due 02/25/2034 (b)                              650,000        662,630
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   4.805% due 06/25/2034 (b)                            1,430,000      1,435,483
Option One Mortgage Loan Trust, Series
   2004-2, Class M7
   7.33% due 05/25/2034 (b)                             1,410,000      1,375,859
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   4.93% due 04/25/2032 (b)                               436,036        438,308

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
SAIL Net Interest Margin Notes
   4.75% due 01/27/2035                            $    529,119   $      526,460
   7.50% due 01/27/2035                                 437,307          420,088
SAIL Net Interest Margin Notes,
   Series 2003-13A, Class A
   6.75% due 11/27/2033                                  29,436           29,382
SAIL Net Interest Margin Notes,
   Series 2004-2A, Class A
   5.50% due 03/27/2034                                 466,148          466,174
SAIL Net Interest Margin Notes,
   Series 2004-4A, Class A
   5.00% due 04/27/2034                                 356,198          355,822
SAIL Net Interest Margin Notes,
   Series 2004-BN2A, Class A
   5.00% due 12/27/2034                               1,343,818        1,341,466
Varick Structured Asset Fund, Ltd.,
   Series 1A, Class B1
   5.0731% due 11/01/2035 @ (b)***                    2,000,000              600
                                                   ------------   --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $29,818,697)                                             $   26,973,653
                                                                  --------------

SHORT TERM INVESTMENTS - 13.14%
Concord Minutemen Capital Company
   3.70% due 10/12/2005 ***                        $ 24,750,000   $   24,722,019
Cullinan Financial Ltd.
   3.74% due 10/13/2005 ***                          22,613,000       22,584,809
Curzon Funding LLC
   3.70% due 10/13/2005 ***                           7,750,000        7,740,442
DaimlerChrysler AG
   3.84% due 10/13/2005 ***                          15,500,000       15,480,160
Four Winds Funding Corp.
   3.77% due 10/13/2005 ***                          15,500,000       15,480,522
Hannover Funding Company
   3.72% due 10/13/2005 ***                          17,967,000       17,944,721
Mica Funding LLC
   3.70% due 10/13/2005 ***                          24,750,000       24,719,475
State Street Navigator Securities Lending
   Prime Portfolio                                    3,883,802        3,883,802
Victory Receivable Corp.
   3.71% due 10/12/2005 ***                          24,750,000       24,721,943
                                                   ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $157,277,892)                                            $  157,277,892
                                                                  --------------

REPURCHASE AGREEMENTS - 29.76%
Greenwich Capital Tri-Party Repurchase Agreement
   dated 09/30/2005 at 3.80% to be repurchased
   at $156,192,445 on 10/3/2005, collateralized
   by $23,535,000 Federal Home Loan Bank, 5.25%
   due 06/18/2014 (valued at $25,005,938,
   including interest) and $65,000,000 Federal
   Home Loan Bank, 4.25% due 09/26/2008 (valued
   at $66,329,351, including interest) and
   $64,000,000 Federal National Mortgage
   Association, 6.00% due 05/15/2008 (valued at
   $68,000,000, including interest) ***            $156,143,000   $  156,143,000

Repurchase Agreement with Bear Stearns dated
   09/30/2005 at 3.75% to be repurchased at
   $200,062,500 on 10/3/2005, collateralized by
   $179,000,000 Resolution Funding Corp., zero
   coupon due 10/15/2019 and $94,886,000
   Resolution Funding Corp., zero coupon due
   04/15/2030 and $118,270,000 Resolution
   Funding Corp., zero coupon due 10/15/2020 and
   $50,000,000 Resolution Funding Corp., zero
   coupon due 01/15/2021 (valued at
   $205,888,721, including interest) ***            200,000,000      200,000,000
                                                   ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $356,143,000)                                            $  356,143,000
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
   (COST $1,576,087,950) - 131.63%                                $1,575,263,691
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.63)%                    (378,540,951)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,196,722,740
                                                                  ==============

STRATEGIC INCOME TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT       VALUE
                                                            ---------   --------
COMMON STOCKS - 0.35%

MINING - 0.35%
Newmont Mining Corp.                                            1,500   $ 70,755
Pan American Silver Corp. * (a)                                 2,100     37,086
                                                                        --------
                                                                         107,841
                                                                        --------
TOTAL COMMON STOCKS (Cost $81,760)                                      $107,841
                                                                        --------
PREFERRED STOCKS - 0.15%

CELLULAR COMMUNICATIONS - 0.15%
Rural Cellular Corp, Series B * (a)                                37     46,065
                                                             --------   --------
TOTAL PREFERRED STOCKS (Cost $36,539)                                   $ 46,065
                                                                        --------
U.S. TREASURY OBLIGATIONS - 4.45%
U.S. TREASURY BONDS - 1.54%
   8.125% due 08/15/2019                                     $350,000    477,845

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                      -------------   ----------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY NOTES - 2.91%
   6.125% due 08/15/2007                              $     875,000   $  905,523
                                                      -------------   ----------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,398,664)                                                  $1,383,368
                                                                      ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.37%

FEDERAL HOME LOAN BANK - 3.41%
   3.20% due 11/29/2006                                     375,000      370,037
   4.00% due 03/10/2008                                     700,000      692,868
                                                                      ----------
                                                                       1,062,905

FEDERAL HOME LOAN MORTGAGE CORP. - 6.06%
   3.35% due 11/09/2007                                     500,000      490,131
   4.50% due 08/22/2007                                     600,000      599,485
   4.625% due 08/22/2008                                    300,000      299,437
   3.80% due 06/28/2007                                     250,000      247,694
   5.02% due 03/22/2012                                     250,000      248,607
                                                                      ----------
                                                                       1,885,354

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.99%
   3.25% due 06/28/2006                                     310,000      307,591

TENNESSE VALLEY AUTHORITY - 0.91%
   4.875% due 12/15/2016                                    275,000      284,206
                                                      -------------   ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,577,003)                                                  $3,540,056
                                                                      ----------

FOREIGN GOVERNMENT OBLIGATIONS - 45.70%

AUSTRALIA - 2.52%
Commonwealth of Australia
   7.50% due 09/15/2009                               AUD   955,000      785,752

BRAZIL - 2.29%
Federative Republic of Brazil
   4.75% due 04/10/2007                               JPY78,000,000      714,079

CANADA - 18.50%
Government of Canada
   5.50% due 06/01/2009                               CAD 1,570,000    1,444,570
   5.50% due 06/01/2010                                     425,000      395,648
   5.75% due 06/01/2029                                   1,235,000    1,300,582
   6.00% due 06/01/2008                                     425,000      390,098
   6.00% due 06/01/2011                                     475,000      456,883
   7.00% due 12/01/2006                                     600,000      538,628
Province of Ontario
   5.00% due 03/08/2014                                     250,000      229,237
   5.90% due 03/08/2006                                     600,000      523,015
   6.25% due 06/16/2015                                     700,000      478,820
                                                                      ----------
                                                                       5,757,481

COLOMBIA - 2.77%
Republic of Columbia
   9.75% due 04/09/2011                               $     442,924      506,041
   11.50% due 05/31/2011                              EUR    70,000   $  113,442
   11.75% due 02/25/2020                              $     175,000      243,425
                                                                      ----------
                                                                         862,908

GERMANY - 1.09%
Federal Republic of Germany
   5.00% due 07/04/2012                               EUR   250,000     339,873

IRELAND - 3.11%
Republic of Ireland
   4.60% due 04/18/2016                                     475,000      644,338
   5.00% due 04/18/2013                                     235,000      322,061
                                                                      ----------
                                                                         966,399

ITALY - 2.16%
Republic of Italy
   4.75% due 02/01/2013                                     175,000      234,622
   6.00% due 05/01/2031                                     170,000      277,512
   6.75% due 02/01/2007                                     125,000      159,431
                                                                      ----------
                                                                         671,565

JAPAN - 0.28%
Government of Japan
   0.10% due 10/20/2005                               JPY10,000,000       88,269

MEXICO - 2.63%
Mexico Cetes, Series BI
   zero coupon due 02/02/2006                         MXN 3,300,000      296,602
   6.375% due 01/16/2013                              $     200,000      212,800
   8.375% due 01/14/2011                                    270,000      310,500
                                                                      ----------
                                                                         819,902

NEW ZEALAND - 0.56%
Government of New Zealand, Series 206
   6.50% due 02/15/2006                               NZD   250,000      173,348

NORWAY - 3.30%
Kingdom of Norway
   5.00% due 05/15/2015                               NOK 3,000,000      512,345
   6.75% due 01/15/2007                                   3,200,000      514,768
                                                                      ----------
                                                                       1,027,113

PANAMA - 0.70%
Republic of Panama
   7.25% due 03/15/2015                               $     200,000      218,000

PERU - 0.17%
Republic of Peru
   9.125% due 01/15/2008 (b)                                 50,000       54,000

PHILIPPINES - 0.68%
Republic of Philippines
   9.125% due 02/22/2010                              EUR   155,000      211,476

SPAIN - 3.63%
Government of Spain
   4.20% due 07/30/2013                                     500,000      652,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                    --------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

SPAIN (CONTINUED)
Government of Spain (continued)
   5.00% due 07/30/2012                            EUR     350,000   $   475,730
                                                                     -----------
                                                                       1,128,193

VENEZUELA - 1.31%
Republic of Venezuela
   8.50% due 10/08/2014 (a)                        $        50,000        55,500
   11.00% due 03/05/2008                           EUR     250,000       352,696
                                                                     -----------
                                                                         408,196
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $13,402,176)                                                $14,226,554
                                                                     -----------

CORPORATE BONDS - 19.98%

BANKING - 0.37%
LANDWIRTSCH. RENTENBANK, Series EMTN
   0.65% due 09/30/2008                            JPY  13,000,000       115,687

BROADCASTING - 0.95%
Allbritton Communications Company
   7.75% due 12/15/2012                            $       100,000        99,250
CCO Holdings LLC/ CCO Holdings Capital Corp.
   8.75% due 11/15/2013 (a)                                200,000       197,500
                                                                     -----------
                                                                         296,750

BUILDING MATERIALS & CONSTRUCTION - 0.96%
Votorantim Overseas IV
   7.75% due 06/24/2020                                    300,000       300,000

CABLE AND TELEVISION - 1.36%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012 (a)                                100,000        97,000
Rogers Cable, Inc.
   7.25% due 12/15/2011                            CAD     250,000       225,178
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                            $       100,000       102,375
                                                                     -----------
                                                                         424,553

CELLULAR COMMUNICATIONS - 1.30%
America Movil SA de CV
   5.20% due 01/05/2016                            MXN   3,250,000       298,575
Nextel Communications, Inc., Series D
   7.375% due 08/01/2015                           $       100,000       107,250
                                                                     -----------
                                                                         405,825

CONTAINERS & GLASS - 1.25%
Owens Brockway Glass Container
   8.25% due 05/15/2013                                    100,000       104,000
Stone Container Corp.
   8.375% due 07/01/2012                                   300,000       285,000
                                                                     -----------
                                                                         389,000

FINANCIAL SERVICES - 4.70%
CCM Merger, Inc.
   8.00% due 08/01/2013                                    145,000       146,269
General Electric Capital Corp, Series EMTN
   0.55% due 10/14/2008                            JPY 110,000,000       971,936
General Electric Capital Corp.
   6.625% due 02/04/2010                           NZD     500,000   $   344,726
                                                                     -----------
                                                                       1,462,931

HEALTHCARE PRODUCTS - 0.14%
Pfizer Inc, Series INTL
   0.80% due 03/18/2008                            JPY   5,000,000        44,445

INDUSTRIAL MACHINERY - 0.33%
Manitowoc, Inc.
   7.125% due 11/01/2013 (a)                       $       100,000       103,500

INTERNATIONAL OIL - 1.80%
Ocean Rig Norway AS
   8.375% due 07/01/2013                                   300,000       324,750
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                   200,000       234,000
                                                                     -----------
                                                                         558,750

LEISURE TIME - 3.25%
Mohegan Tribal Gaming
   6.375% due 07/15/2009 (a)                               200,000       200,000
   7.125% due 08/15/2014                                   300,000       310,500
Penn National Gaming, Inc.
   6.75% due 03/01/2015 (a)                                100,000        98,500
Seneca Gaming Corp.
   7.25% due 05/01/2012                                    300,000       307,500
Waterford Gaming, LLC
   8.625% due 09/15/2012                                    88,000        93,720
                                                                     -----------
                                                                       1,010,220

METAL & METAL PRODUCTS - 1.37%
Novelis, Inc.
   7.25% due 02/15/2015                                    450,000       425,250

SANITARY SERVICES - 0.32%
Waste Services, Inc.
   9.50% due 04/15/2014                                    100,000        99,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.88%
Dobson Communications Corp.
   10.875% due 07/01/2010                                  200,000       211,250
L-3 Communications Corp.
   6.375% due 10/15/2015                                   370,000       372,775
                                                   ---------------   -----------
                                                                         584,025
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $6,206,284)                              $ 6,220,436
                                                                     -----------

SHORT TERM INVESTMENTS - 24.48%
Federal Home Loan Bank Discount Note
   3.18% due 10/03/2005                            $     6,300,000   $ 6,298,887
State Street Navigator Securities Lending
   Prime Portfolio                                       1,321,352     1,321,352
                                                   ---------------   -----------
TOTAL SHORT TERM INVESTMENTS
   (Cost $7,620,239)                                                 $ 7,620,239
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (STRATEGIC INCOME TRUST)
   (COST $32,322,665) - 106.48%                                     $33,144,559
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.48)%                      (2,016,641)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $31,127,918
                                                                    ===========

STRATEGIC OPPORTUNITIES TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.74%

ADVERTISING - 0.73%
Getty Images, Inc. *                                        13,000   $ 1,118,520
Monster Worldwide, Inc. *                                   75,100     2,306,321
                                                                     -----------
                                                                       3,424,841

AEROSPACE - 0.54%
Rockwell Collins, Inc.                                      52,200     2,522,304

AGRICULTURE - 0.60%
Monsanto Company                                            44,800     2,811,200

AIR TRAVEL - 0.90%
Ryanair Holdings PLC, ADR * (a)                             89,100     4,056,723
US Airways Group, Inc. *                                     8,100       170,181
                                                                     -----------
                                                                       4,226,904

APPAREL & TEXTILES - 0.91%
Bebe Stores, Inc. (a)                                      123,203     2,156,053
Interface, Inc., Class A *                                 194,700     1,608,222
Volcom, Inc. * (a)                                          16,600       464,966
                                                                     -----------
                                                                       4,229,241

AUTO PARTS - 0.12%
Miller Industries, Inc. * (a)                               29,300       575,452

BANKING - 1.11%
Canadian Western Bank                                       57,900     1,863,253
East West Bancorp, Inc.                                     26,600       905,464
PrivateBankcorp, Inc. (a)                                   56,300     1,929,964
UCBH Holdings, Inc. (a)                                     27,700       507,464
                                                                     -----------
                                                                       5,206,145

BIOTECHNOLOGY - 0.78%
Biogen Idec, Inc. *                                         92,300     3,644,004

BROADCASTING - 0.43%
Radio One, Inc., Class D *                                 152,700     2,008,005

BUSINESS SERVICES - 5.98%
Automatic Data Processing, Inc.                             58,600     2,522,144
Bright Horizons Family Solutions, Inc. * (a)                57,200     2,196,480
Dun & Bradstreet Corp. *                                    18,800     1,238,356
Fluor Corp.                                                 71,100     4,577,418
Jacobs Engineering Group, Inc. *                            65,800     4,434,920
Navigant Consulting Company * (a)                          152,400     2,919,984
Paychex, Inc.                                               41,100     1,523,988
R.R. Donnelley & Sons Company                              129,700     4,807,979
Sotheby's Holdings, Inc., Class A * (a)                    221,800     3,708,496
                                                                     -----------
                                                                      27,929,765

CELLULAR COMMUNICATIONS - 1.62%
America Movil SA de C.V., Series L, ADR                    139,900     3,682,168
Jamdat Mobile, Inc * (a)                                    21,400       449,400
Motorola, Inc.                                             155,300   $ 3,430,577
                                                                     -----------
                                                                       7,562,145

CHEMICALS - 0.65%
Chemtura Corp.                                             136,500     1,695,330
Praxair, Inc.                                               28,400     1,361,212
                                                                     -----------
                                                                       3,056,542

COAL - 0.59%
Arch Coal, Inc. (a)                                         40,800     2,754,000

COMPUTERS & BUSINESS EQUIPMENT - 3.26%
Kronos, Inc. * (a)                                          64,500     2,879,280
Research In Motion, Ltd. *                                  12,800       875,520
Seagate Technology, Inc. *                                 722,800    11,456,380
                                                                     -----------
                                                                      15,211,180

CONSTRUCTION MATERIALS - 2.20%
Florida Rock Industries, Inc.                               81,649     5,232,884
Martin Marietta Materials, Inc.                             18,200     1,427,972
Vulcan Materials Company                                    48,800     3,621,448
                                                                     -----------
                                                                      10,282,304

COSMETICS & TOILETRIES - 2.28%
Avon Products, Inc.                                        140,700     3,798,900
Colgate-Palmolive Company                                  130,000     6,862,700
                                                                     -----------
                                                                      10,661,600

CRUDE PETROLEUM & NATURAL GAS - 1.23%
Chesapeake Energy Corp. (a)                                137,700     5,267,025
Quicksilver Resources, Inc. *                               10,200       487,458
                                                                     -----------
                                                                       5,754,483

DRUGS & HEALTH CARE - 0.31%
Wyeth                                                       31,200     1,443,624

EDUCATIONAL SERVICES - 0.51%
Universal Technical Institute, Inc. * (a)                   67,200     2,392,992

ELECTRICAL EQUIPMENT - 2.11%
General Electric Company                                   186,200     6,269,354
Sirf Technology Holdings, Inc. * (a)                       118,882     3,581,915
                                                                     -----------
                                                                       9,851,269

ELECTRONICS - 1.36%
Agilent Technologies, Inc. *                                88,400     2,895,100
Garmin, Ltd. (a)                                            39,000     2,645,370
Itron, Inc. * (a)                                           15,000       684,900
Supertex, Inc. *                                             3,800       113,962
                                                                     -----------
                                                                       6,339,332

FINANCIAL SERVICES - 0.76%
Capitalsource Inc. *                                        24,900       542,820
E*TRADE Financial Corp. *                                  117,200     2,062,720
Janus Capital Group, Inc.                                   65,100       940,695
                                                                     -----------
                                                                       3,546,235

FOOD & BEVERAGES - 0.67%
Domino's Pizza, Inc. (a)                                    63,800     1,487,816

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Ruth's Chris Steak House, Inc. * (a)                        89,611   $ 1,647,050
                                                                     -----------
                                                                       3,134,866

GAS & PIPELINE UTILITIES - 1.15%
Ultra Petroleum Corp. *                                     94,800     5,392,224

HEALTHCARE PRODUCTS - 5.37%
Advanced Medical Optics, Inc. *                             27,400     1,039,830
Alcon, Inc.                                                 16,500     2,110,020
Animas Corp. * (a)                                          14,800       232,360
Baxter International, Inc.                                 106,400     4,242,168
Becton, Dickinson & Company                                 32,100     1,683,003
DENTSPLY International, Inc.                                28,400     1,534,168
Henry Schein, Inc. *                                       131,200     5,591,744
Johnson & Johnson                                           51,000     3,227,280
Kinetic Concepts, Inc. *                                    35,800     2,033,440
Medtronic, Inc.                                             23,700     1,270,794
Nobel Biocare Holding AG, Series BR                          1,975       467,320
Respironics, Inc. *                                         39,500     1,666,110
                                                                     -----------
                                                                      25,098,237

HEALTHCARE SERVICES - 2.46%
UnitedHealth Group, Inc.                                   204,310    11,482,222

HOTELS & RESTAURANTS - 0.84%
Kerzner International, Ltd. * (a)                           71,000     3,944,050

INDUSTRIAL MACHINERY - 2.20%
Bucyrus International, Inc. (a)                             34,420     1,691,055
Cooper Cameron Corp. *                                      71,700     5,300,781
UNOVA, Inc. * (a)                                           93,700     3,277,626
                                                                     -----------
                                                                      10,269,462

INDUSTRIALS - 0.39%
Fastenal Company (a)                                        30,000     1,832,700

INSURANCE - 5.50%
AFLAC, Inc.                                                 13,700       620,610
Ambac Financial Group, Inc.                                 33,700     2,428,422
American International Group, Inc.                         190,600    11,809,576
Aon Corp.                                                  119,100     3,820,728
Axis Capital Holdings, Ltd.                                 49,000     1,396,990
PartnerRe, Ltd.                                             45,100     2,888,655
Platinum Underwriters Holdings, Ltd. (a)                    30,400       908,656
Prudential Financial, Inc.                                  27,000     1,824,120
                                                                     -----------
                                                                      25,697,757

INTERNATIONAL OIL - 3.19%
EnCana Corp. - USD                                          23,200     1,352,792
EnCana Corp.                                                94,500     5,522,912
Nabors Industries, Ltd. *                                   58,000     4,166,140
Weatherford International, Ltd. *                           56,500     3,879,290
                                                                     -----------
                                                                      14,921,134

INTERNET CONTENT - 0.44%
Yahoo!, Inc. *                                              60,300     2,040,552

INTERNET RETAIL - 0.87%
eBay, Inc. *                                                98,800   $ 4,070,560

INTERNET SERVICE PROVIDER - 3.52%
Google, Inc., Class A *                                     52,000    16,455,920

LEISURE TIME - 2.56%
Carnival Corp.                                             154,300     7,711,914
Las Vegas Sands Corp. * (a)                                 88,300     2,905,953
The9, Ltd. * (a)                                            71,200     1,344,968
                                                                     -----------
                                                                      11,962,835

MANUFACTURING - 3.92%
3M Company                                                 153,200    11,238,752
Danaher Corp.                                               49,000     2,637,670
Hexcel Corp. * (a)                                         139,700     2,555,113
Tyco International, Ltd.                                    67,600     1,882,660
                                                                     -----------
                                                                      18,314,195

METAL & METAL PRODUCTS - 0.81%
Precision Castparts Corp.                                   70,900     3,764,790

MINING - 3.89%
BHP Billiton Ltd. (a)                                      176,900     6,046,442
Compass Minerals International, Inc.                        56,600     1,301,800
Joy Global, Inc.                                           157,750     7,960,065
Potash Corp. of Saskatchewan, Inc.                          30,900     2,883,588
                                                                     -----------
                                                                      18,191,895

OFFICE FURNISHINGS & SUPPLIES - 1.02%
Herman Miller, Inc.                                         89,500     2,711,850
HNI Corp.                                                   33,700     2,029,414
                                                                     -----------
                                                                       4,741,264

PETROLEUM SERVICES - 7.54%
BJ Services Company                                        213,400     7,680,266
Exxon Mobil Corp.                                           48,500     3,081,690
Halliburton Company                                        184,500    12,641,940
Schlumberger, Ltd.                                          33,100     2,792,978
Smith International, Inc.                                   69,600     2,318,376
Valero Energy Corp.                                         59,200     6,693,152
                                                                     -----------
                                                                      35,208,402

PUBLISHING - 0.87%
McGraw-Hill Companies, Inc.                                 84,500     4,059,380

RAILROADS & EQUIPMENT - 0.58%
Wabtec Corp. (a)                                            99,400     2,711,632

RETAIL TRADE - 4.62%
A.C. Moore Arts & Crafts, Inc. * (a)                        17,600       337,568
Childrens Place Retail Stores, Inc. * (a)                  102,800     3,663,792
Circuit City Stores, Inc.                                   28,200       483,912
Coldwater Creek, Inc. * (a)                                 17,400       438,828
CVS Corp.                                                  108,400     3,144,684
Federated Department Stores, Inc.                           26,000     1,738,620
Guitar Center, Inc. * (a)                                   43,700     2,412,677
MSC Industrial Direct Company, Inc., Class A                71,200     2,361,704

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Target Corp.                                               75,700   $  3,931,101
Walgreen Company                                           71,200      3,093,640
                                                                    ------------
                                                                      21,606,526

SEMICONDUCTORS - 2.64%
Cypress Semiconductor Corp. * (a)                         171,200      2,576,560
Maxim Integrated Products, Inc.                            70,300      2,998,295
MEMC Electronic Materials, Inc. *                         246,900      5,626,851
Microchip Technology, Inc.                                 37,300      1,123,476
                                                                    ------------
                                                                      12,325,182

SOFTWARE - 8.37%
Infosys Technologies, Ltd.                                145,957      8,356,051
Microsoft Corp.                                           772,500     19,876,425
NAVTEQ Corp. *                                            123,000      6,143,850
Take-Two Interactive Software, Inc. * (a)                  83,700      1,848,933
Ulticom, Inc. * (a)                                        60,006        661,866
Verint Systems, Inc. * (a)                                 54,643      2,237,084
                                                                    ------------
                                                                      39,124,209

STEEL - 1.53%
Allegheny Technologies, Inc.                              106,200      3,290,076
Carpenter Technology Corp. (a)                             65,700      3,850,677
                                                                    ------------
                                                                       7,140,753

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.49%
Comverse Technology, Inc. *                               120,800      3,173,416
NICE Systems, Ltd. * (a)                                   11,200        506,016
QUALCOMM, Inc.                                            177,900      7,961,025
                                                                    ------------
                                                                      11,640,457

TELEPHONE - 1.10%
Sprint Corp.                                              215,100      5,115,078

TRANSPORTATION - 0.21%
C. H. Robinson Worldwide, Inc.                             15,440        990,013

TRAVEL SERVICES - 1.65%
American Express Company                                  134,100      7,702,704

TRUCKING & FREIGHT - 0.36%
Forward Air Corp.                                          24,173        890,533
UTI Worldwide, Inc. (a)                                    10,100        784,770
                                                                    ------------
                                                                       1,675,303
                                                                    ------------
TOTAL COMMON STOCKS (Cost $404,632,521)                             $466,047,869
                                                                    ------------
SHORT TERM INVESTMENTS - 12.21%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $57,039,565   $ 57,039,565
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $57,039,565)                                               $ 57,039,565
                                                                    ------------
REPURCHASE AGREEMENTS - 1.55%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $7,256,874 on
   10/3/2005, collateralized by
   $5,215,000 U.S. Treasury Bonds,
   8.00% due 11/15/2021 (valued at
   $7,405,300, including interest) (c)                $ 7,255,000   $  7,255,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,255,000)                                                $  7,255,000
                                                                    ------------
TOTAL INVESTMENTS (STRATEGIC OPPORTUNITIES TRUST)
   (COST $468,927,086) - 113.50%                                    $530,342,434
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.50)%                     (63,098,100)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $467,244,334
                                                                    ============

STRATEGIC VALUE TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS - 98.69%

ADVERTISING - 1.62%
The Interpublic Group of Companies, Inc. *                273,630     $3,185,053

BANKING - 3.58%
Bank of America Corp.                                     167,460      7,050,066

BIOTECHNOLOGY - 1.00%
MedImmune, Inc. *                                          58,470      1,967,516

BROADCASTING - 3.33%
Viacom, Inc., Class B                                     198,230      6,543,572

BUILDING MATERIALS & CONSTRUCTION - 2.78%
Masco Corp.                                               178,490      5,476,073

COMPUTERS & BUSINESS EQUIPMENT - 2.10%
Sun Microsystems, Inc. *                                1,055,770      4,138,618

CONTAINERS & GLASS - 3.31%
Owens-Illinois, Inc. *                                    316,190      6,519,838

COSMETICS & TOILETRIES - 1.91%
Estee Lauder Companies, Inc., Class A                      40,100      1,396,683
The Gillette Company                                       40,520      2,358,264
                                                                      ----------
                                                                       3,754,947

CRUDE PETROLEUM & NATURAL GAS - 2.67%
Devon Energy Corp.                                         76,370      5,242,037

DRUGS & HEALTH CARE - 4.03%
Wyeth                                                     171,540      7,937,156

ELECTRICAL UTILITIES - 1.27%
Calpine Corp. *                                           962,980      2,494,118

FINANCIAL SERVICES - 12.88%
JPMorgan Chase & Company                                  221,530      7,516,513
Mellon Financial Corp.                                    191,910      6,135,362
Merrill Lynch & Company, Inc.                              66,960      4,107,996

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PNC Financial Services Group, Inc.                        130,790   $  7,588,436
                                                                    ------------
                                                                      25,348,307

HEALTHCARE PRODUCTS - 0.79%
Boston Scientific Corp. *                                  66,400      1,551,768

INDUSTRIAL MACHINERY - 1.04%
Cooper Cameron Corp. *                                     27,750      2,051,557

INSURANCE - 4.44%
Allstate Corp.                                             82,800      4,578,012
Conseco, Inc. *                                           197,030      4,159,303
                                                                    ------------
                                                                       8,737,315

INTERNATIONAL OIL - 1.99%
Noble Corp.                                                57,100      3,909,066

INTERNET SOFTWARE - 3.92%
Symantec Corp. *                                          340,180      7,708,479

LEISURE TIME - 3.30%
International Game Technology, Inc.                        35,640        962,280
Walt Disney Company                                       229,180      5,530,113
                                                                    ------------
                                                                       6,492,393

LIQUOR - 0.50%
Molson Coors Brewing Company, Class B                      15,470        990,235

MANUFACTURING - 4.19%
SPX Corp.                                                  49,630      2,280,499
Tyco International, Ltd.                                  214,400      5,971,040
                                                                    ------------
                                                                       8,251,539

MEDICAL-HOSPITALS - 2.11%
Tenet Healthcare Corp. *                                  370,230      4,157,683

NEWSPAPERS - 1.10%
Knight-Ridder, Inc.                                        36,960      2,168,813

OFFICE FURNISHINGS & SUPPLIES - 1.69%
OfficeMax, Inc.                                           104,830      3,319,966

PAPER - 1.18%
Bowater, Inc.                                              82,120      2,321,532

PETROLEUM SERVICES - 3.42%
BJ Services Company                                        63,830      2,297,242
GlobalSantaFe Corp.                                        96,958      4,423,224
                                                                    ------------
                                                                       6,720,466

PHARMACEUTICALS - 4.32%
Abbott Laboratories                                        45,750      1,939,800
Merck & Company, Inc.                                     241,020      6,558,154
                                                                    ------------
                                                                       8,497,954

RETAIL TRADE - 6.03%
Circuit City Stores, Inc.                                 116,750      2,003,430
Family Dollar Stores, Inc.                                147,880      2,938,376
Gap, Inc.                                                 234,470      4,086,812
Wal-Mart Stores, Inc.                                      64,510      2,826,828
                                                                    ------------
                                                                      11,855,446

SOFTWARE - 1.69%
Compuware Corp. *                                         317,660   $  3,017,770
Oracle Corp. *                                             24,000        297,360
                                                                    ------------
                                                                       3,315,130

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.86%
Nokia Oyj-Sponsored ADR                                   301,660      5,101,071
Nortel Networks Corp. *                                 2,576,050      8,397,923
                                                                    ------------
                                                                      13,498,994

TELEPHONE - 8.52%
Sprint Corp.                                              331,040      7,872,131
Verizon Communications, Inc.                              271,680      8,881,219
                                                                      16,753,350

TOYS, AMUSEMENTS & SPORTING GOODS - 1.12%
Mattel, Inc.                                              132,550      2,210,934
                                                       ----------   ------------
TOTAL COMMON STOCKS (Cost $185,049,566)                             $194,169,921
                                                                    ------------
SHORT TERM INVESTMENTS - 2.44%
Cargill, Inc.
   zero coupon due 10/03/2005                          $4,813,000   $  4,811,971
                                                       ----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $4,811,971)                                                $  4,811,971
                                                                    ------------
TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)
   (COST $189,861,537) - 101.13%                                    $198,981,892
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.13)%                       (2,231,079)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $196,750,813
                                                                    ============

TOTAL RETURN TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------

PREFERRED STOCKS - 0.73%

BANKING - 0.65%
DG Funding Trust *                                             981   $10,478,306

FINANCIAL SERVICES - 0.08%
Federal National Mortgage Association * ***                 23,500     1,288,094
                                                        ----------   -----------
TOTAL PREFERRED STOCKS (Cost $11,530,371)                            $11,766,400
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 4.51%
TREASURY INFLATION PROTECTED SECURITIES (D) - 0.40%
   2.375% due 01/15/2025 ***                            $5,102,059     5,458,407
   3.625% due 04/15/2028 ***                               848,779     1,110,541
                                                                     -----------
                                                                       6,568,948

U.S. TREASURY BONDS - 1.84%
   5.25% due 11/15/2028 ***                              3,400,000     3,703,610
   5.50% due 08/15/2028 ***                              8,600,000     9,662,908
   6.00% due 02/15/2026 ***                              3,300,000     3,891,938

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                   --------------   ------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY BONDS (CONTINUED)
   6.25% due 08/15/2023 ***                        $      100,000   $    119,574
   6.625% due 02/15/2027 ***                            1,400,000      1,777,234
   7.875% due 02/15/2021 ***                            7,900,000     10,745,849
                                                                    ------------
                                                                      29,901,113

U.S. TREASURY NOTES - 2.27%
   3.50% due 02/15/2010 ***                               700,000        679,957
   3.875% due 09/15/2010                               26,500,000     26,125,263
   4.25% due 08/15/2015                                10,100,000     10,036,875
                                                                    ------------
                                                                      36,842,095
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $72,974,177)                                               $ 73,312,156
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.64%

FEDERAL HOME LOAN BANK - 0.07%
   zero coupon due 02/05/2007 ***                       1,200,000      1,110,308

FEDERAL HOME LOAN MORTGAGE CORP. - 0.87%
   3.743% due 01/01/2029 (b)***                           870,594        899,529
   3.952% due 06/01/2034 ***                            1,277,249      1,253,245
   5.00% due 05/01/2018 to 03/15/2035 ***               5,110,584      5,031,508
   6.00% due 03/01/2016 to 09/15/2032 ***               1,893,710      1,947,642
   6.50% due 09/15/2031 ***                             1,296,020      1,348,245
   7.50% due 12/20/2029 to 08/15/2030 ***               3,483,817      3,601,269
                                                                    ------------
                                                                      14,081,438

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 50.39%
   3.7994% due 09/22/2006 (b)***                        6,400,000      6,396,633
   3.95% due 03/25/2034 (b)***                            228,297        228,465
   4.115% due 10/01/2040 (b)***                         1,151,561      1,166,369
   4.18% due 02/25/2044 (b)***                            579,325        577,492
   4.23% due 11/25/2033 (b)***                            788,131        790,048
   4.388% due 05/01/2036 (b)***                         7,157,411      7,238,663
   4.50% due 07/01/2018 to 06/01/2020 ***               2,825,154      2,768,293
   4.96% due 07/01/2009 (b)***                            891,180        898,195
   5.00% due 11/01/2017 to 03/25/2035 ***              93,872,177     93,573,076
   5.00% TBA **                                       178,000,000    174,217,500
   5.50% due 11/01/2016 to 08/01/2035 ***             441,305,276    441,429,512
   5.50% TBA **                                        73,000,000     72,954,375
   6.00% due 03/01/2016 to 01/25/2044 ***              14,086,701     14,373,070
   6.50% due 03/01/2033 to 12/25/2042 ***               1,759,712      1,811,405
                                                                    ------------
                                                                     818,423,096

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.54%
   3.75% due 09/20/2021 to 02/20/2032 (b)***            3,726,182      3,753,742
   4.125% due 10/20/2029 to 11/20/2029 (b)***           1,769,662      1,799,753
   4.375% due 05/20/2023 to 05/20/2030 (b)***      $    2,159,135   $  2,176,159
   5.00% due 12/20/2034 to 03/20/2035 ***               1,130,784        993,875
                                                                    ------------
                                                                       8,723,529

SMALL BUSINESS ADMINISTRATION - 0.77%
   4.504% due 02/01/2014 ***                            1,195,719      1,190,259
   4.88% due 11/01/2024 ***                               196,438        196,811
   5.13% due 09/01/2023 ***                               354,764        360,061
   5.52% due 06/01/2024 ***                             6,649,660      6,869,041
   6.344% due 08/01/2011 ***                            3,448,215      3,626,369
   7.449% due 08/01/2010 ***                              246,835        265,743
                                                                    ------------
                                                                      12,508,284
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $857,778,026)                                              $854,846,655
                                                                    ------------

FOREIGN BONDS - 0.03%

NETHERLANDS - 0.03%
Deutsche Telekom International Finance BV
   5.875 due 07/11/2006 ***                        EUR    400,000        495,040
                                                   --------------   ------------
TOTAL FOREIGN BONDS (Cost $529,758)                                 $    495,040
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 9.03%

BRAZIL - 1.22%
Federal Republic of Brazil
   4.25% due 04/15/2006 (b)***                     $      876,000        876,526
   4.3125% due 04/15/2012 (b)***                           82,354         81,020
   4.3125% due 04/15/2009 (b)***                          494,151        490,445
   4.3125% due 04/15/2012 (b)***                          329,416        324,079
   4.3125% due 04/15/2009 (b)***                           94,124         93,418
   8.00% due 01/15/2018 (a)***                         11,400,000     12,072,600
   9.76% due 06/29/2009 (a)(b)***                       4,100,000      4,807,250
   10.50% due 07/14/2014 ***                              500,000        605,250
   11.00% due 01/11/2012 ***                              400,000        490,200
                                                                    ------------
                                                                      19,840,788

CANADA - 0.14%
Government of Canada
   3.00% due 12/01/2036 ***                        CAD    727,755        825,715
   5.75% due 06/01/2033 ***                             1,400,000      1,503,768
                                                                    ------------
                                                                       2,329,483

FRANCE - 4.45%
Republic of France
   zero coupon due 10/13/2005 ***                  EUR 60,000,000     72,307,479

MEXICO - 0.36%
Government of Mexico
   4.27% due 01/13/2009 (b)***                     $      500,000        508,500
   6.375% due 01/16/2013 ***                            2,650,000      2,819,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------   ------------

FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

MEXICO (CONTINUED)
Government of Mexico (continued)
   8.00% due 09/24/2022 ***                         $   1,800,000   $  2,187,000
   8.125% due 12/30/2019 ***                              100,000        121,250
   9.875% due 02/01/2010 ***                              200,000        237,900
                                                                    ------------
                                                                       5,874,250

NETHERLANDS - 0.93%
Kingdom of Netherlands
   zero coupon due 11/30/2005 ***                   EUR 8,600,000     10,333,999
   zero coupon due 12/15/2005 ***                       4,000,000      4,803,555
                                                                    ------------
                                                                      15,137,554

PANAMA - 0.34%
Republic of Panama
   8.25% due 04/22/2008 ***                         $     600,000        647,250
   8.875% due 09/30/2027 ***                            2,200,000      2,678,500
   9.375% due 07/23/2012 ***                            1,400,000      1,694,000
   9.625% due 02/08/2011 ***                              350,000        418,250
                                                                    ------------
                                                                       5,438,000

PERU - 0.80%
Republic of Peru
   9.125% due 02/21/2012 ***                           10,825,000     12,990,000

POLAND - 0.03%
Republic of Poland, Series RSTA
   zero coupon, Step up to 4.75% on
      10/27/2005 due 10/27/2024 (b)***                    500,000        487,500

RUSSIA - 0.72%
Russian Federation, Series REGS
   5.00% due 03/31/2030 ***                            10,200,000     11,719,800

SOUTH AFRICA - 0.04%
Republic of South Africa
   9.125% due 05/19/2009 ***                              500,000        568,750
                                                    -------------   ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $142,180,447)                                              $146,693,604
                                                                    ------------

CORPORATE BONDS - 6.44%

AIR TRAVEL - 0.02%
American Airlines, Series 01-2, Class A-1
   6.978% due 04/01/2011 ***                              299,445        303,286

AUTOMOBILES - 0.34%
DaimlerChrysler North America Holding
   4.43% due 05/24/2006 (b)***                          2,900,000      2,908,077
   4.75% due 01/15/2008 ***                             2,600,000      2,586,303
                                                                    ------------
                                                                       5,494,380

BANKING - 1.18%
BNP Paribas
   5.186% due 06/29/2049 (b)***                         6,000,000      5,890,812
China Development Bank
   5.00% due 10/15/2015                                   500,000        494,300
Export-Import Bank of China, Series 144A
   4.875% due 07/21/2015 ***                        $     500,000   $    487,688
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)***                          1,000,000        986,986
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                         5,000,000      6,078,345
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)***                         5,200,000      5,174,998
                                                                    ------------
                                                                      19,113,129

CELLULAR COMMUNICATIONS - 0.01%
AT&T Broadband Corp.
   8.375% due 03/15/2013 ***                              200,000        236,634

DOMESTIC OIL - 0.02%
Pemex Project Funding Master Trust
   8.625% due 02/01/2022 ***                              300,000        366,750

ELECTRICAL UTILITIES - 0.02%
Dominion Resources, Inc.
   5.70% due 09/17/2012 ***                               150,000        154,782
PSEG Power LLC
   6.95% due 06/01/2012 ***                               100,000        109,096
                                                                    ------------
                                                                         263,878

FINANCIAL SERVICES - 2.85%
American General Finance Corp., Series MTN
   4.00% due 03/23/2007 (b)***                          1,000,000        999,692
CIT Group, Inc.
   7.75% due 04/02/2012 ***                               200,000        229,266
Ford Motor Credit Company
   4.74% due 11/16/2006 (b)***                          6,300,000      6,277,698
   6.875% due 02/01/2006 ***                           15,100,000     15,161,789
General Motors Acceptance Corp
   6.125% due 02/01/2007 ***                              100,000         99,413
General Motors Acceptance Corp.
   4.87% due 10/20/2005 (b)***                          8,100,000      8,100,097
Goldman Sachs Group, Inc., Series MTNB
   3.98% due 07/23/2009 (b)***                          7,700,000      7,744,506
HBOS PLC, Series 144A
   5.92% due 09/29/2049 (b)***                            700,000        701,705
Morgan Stanley Warehouse Facility
   3.33% due 09/29/2006                                 3,900,000      3,900,000
Phoenix Quake Wind, Ltd.
   5.57% due 07/03/2008 (b)                               800,000        819,832
Phoenix Quake, Ltd.
   5.978% due 07/03/2008 (b)                              800,000        820,648
UFJ Finance Aruba AEC
   6.75% due 07/15/2013 ***                               900,000        988,250
Vita Capital, Ltd., 2003-1
   4.45% due 01/01/2007 (b)                               400,000        401,152
                                                                    ------------
                                                                      46,244,048

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES - 0.01%
Kraft Foods, Inc.
   6.25% due 06/01/2012 ***                          $    100,000   $    106,781

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   6.125% due 03/15/2007 ***                               33,000         33,630

GAS & PIPELINE UTILITIES - 0.68%
El Paso Corp.
   7.75% due 01/15/2032 ***                             7,900,000      7,959,250
Williams Companies, Inc.
   6.375% due 10/01/2010 ***                            3,200,000      3,176,000
                                                                    ------------
                                                                      11,135,250

HOTELS & RESTAURANTS - 0.01%
MGM Mirage, Inc.
   6.00% due 10/01/2009 ***                               200,000        197,500

INSURANCE - 0.48%
American International Group, Inc.
   5.05% due 10/01/2015 ***                               700,000        695,656
Residential Reinsurance, Ltd., Series 2003
   8.82% due 06/08/2006 (b)                             7,300,000      7,065,670
                                                                    ------------
                                                                       7,761,326

INTERNATIONAL OIL - 0.13%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014 ***                              600,000        666,000
Ras Laffan LNG III
   5.838% due 09/30/2027 ***                            1,500,000      1,493,820
                                                                    ------------
                                                                       2,159,820

PETROLEUM SERVICES - 0.04%
Petroleum Export, Ltd.
   5.265% due 06/15/2011 ***                              600,000        597,558

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.22%
France Telecom SA
   8.00% due 03/01/2011 ***                               200,000        227,094
Qwest Corp.
   7.625% due 06/15/2015 ***                            3,100,000      3,165,875
Verizon Global Funding Corp.
   7.25% due 12/01/2010 ***                               200,000        221,032
                                                                    ------------
                                                                       3,614,001

TELEPHONE - 0.17%
AT&T Corp.
   9.05% due 11/15/2011 (b)***                          1,538,000      1,732,172
BellSouth Corp.
   6.00% due 10/15/2011 ***                               150,000        158,535
France Telecom SA, Series REGS
   zero coupon, Step up to 6.75% on
   03/14/2006 due 03/14/2008 ***                     EUR  200,000        264,037
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 ***                          $    113,000        107,633

Sprint Capital Corp.
   6.125% due 11/15/2008 ***                         $    500,000   $    519,212
                                                                    ------------
                                                                       2,781,589

TOBACCO - 0.26%
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 ***                             3,600,000      4,197,859
                                                     ------------   ------------
TOTAL CORPORATE BONDS (Cost $103,475,678)                           $104,607,419
                                                                    ------------

MUNICIPAL BONDS - 1.29%

CALIFORNIA - 0.47%
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                             3,100,000      3,437,745
   6.75% due 06/01/2039 ***                             3,635,000      4,175,197
                                                                    ------------
                                                                       7,612,942

GEORGIA - 0.01%
De Kalb County Georgia Water & Sewage
Revenue, Series A
   5.00% due 10/01/2035 ***                               200,000        208,282

ILLINOIS - 0.31%
Chicago Illinois Residuals, Series 1026
   6.99% due 01/01/2035 (b)***                          4,700,000      5,033,042

NEW YORK - 0.13%
Liberty New York Development
   Corp., Revenue Bond
   5.25% due 10/01/2035                                   600,000        668,370
New York New York Residuals, Series 1027
   6.90% due 03/01/2030 (b)***                            450,000        481,410
New York State Environmental Facilities
   Corp., Residuals, Series 658
   7.21% due 06/15/2023 (b)***                            850,000        951,618
                                                                    ------------
                                                                       2,101,398

RHODE ISLAND - 0.03%
Tobacco Settlement Financing Corp.
   6.25% due 06/01/2042 ***                               500,000        532,310

SOUTH CAROLINA - 0.01%
Tobacco Settlement Revenue Management
   Authority
   6.375% due 05/15/2028 ***                              200,000        215,582

TEXAS - 0.11%
County of Harris, Texas
   5.00% due 08/15/2033 ***                               100,000        103,689
Texas State General Obligation
   1.00% due 04/01/2035 ***                             1,100,000      1,130,206
University of Texas Permanent University Fund
   4.75% due 07/01/2030 ***                               500,000        506,390
                                                                    ------------
                                                                       1,740,285

WISCONSIN - 0.22%
Badger Tobacco Asset Securitization Corp.
   6.00% due 06/01/2017 ***                             2,900,000      3,148,037

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MUNICIPAL BONDS (CONTINUED)

WISCONSIN (CONTINUED)
Badger Tobacco Asset Securitization Corp.
   (continued)
   6.375% due 06/01/2032 ***                            $  200,000   $   216,906
Wisconsin State Clean Water Revenue
   5.10% due 06/01/2021 ***                                110,000       116,871
   5.10% due 06/01/2022 ***                                 25,000        26,577
                                                                     -----------
                                                                       3,508,391
                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $19,037,548)                             $20,952,232
                                                                     -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.54%
Bank of America Funding Corp, Series 2005-D,
   Class A1
   4.1172% due 05/25/2035 (b)***                         3,601,614     3,551,587
Bank of America Funding Corp., Series 2004-A,
   Class 1A3
   5.0186% due 09/20/2034 (b)***                         1,285,701     1,273,219
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                                630,854       635,979
Bank of America Mortgage Securities,
   Series 2002-K, Class 2A1
   5.5224% due 10/20/2032 (b)***                           438,987       439,734
Bank of America Mortgage Securities,
   Series 2004-2, Class 5A1
   6.50% due 10/25/2031 ***                                125,823       128,735
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-3, Class 1A2
   3.884% due 07/25/2034 (b)***                            653,384       641,604
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2005-4, Class 2A1
   5.4334% due 05/25/2035 (b)***                         7,000,858     7,037,824
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2002-11, Class 1A2
   5.3491% due 02/25/2033 (b)***                         1,528,473     1,531,079
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2002-9, Class 2A
   5.277% due 10/25/2032 (b)***                            134,313       134,002
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2003-8, Class 2A1
   4.833% due 01/25/2034 (b)***                          3,757,326     3,736,955
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-6, Class 1A1
   4.5959% due 09/25/2034 (b)***                         1,026,800     1,018,742
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-7, Class 1A1
   4.9554% due 10/25/2034 (b)***                           935,867       935,586
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-9, Class 2A1
   5.4087% due 09/25/2034 (b)***                           437,110       438,850
Countrywide Alternative Loan Trust,
   Series 2003-J3, Class 2A1
   6.25% due 12/25/2033 ***                                251,663       255,179
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2003-R4, Class 1A3
   6.00% due 11/25/2026 ***                             $2,000,000   $ 2,006,718
Countrywide Home Loans, Series 2003-R4,
   Class 2A
   6.50% due 01/25/2034 ***                                449,975       457,591
Countrywide Home Loans, Series 2004-12,
   Class 11A2
   4.304% due 08/25/2034 (b)***                            598,069       598,694
Countrywide Home Loans,
   Series 2005-3, Class 1A2
   4.12% due 04/25/2035 (b)***                           1,488,470     1,488,467
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2002-P3A, Class A1
   3.40% due 08/25/2033 (b)***                           2,426,229     2,439,551
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2004-AR8,
   Class 2A1
   4.6409% due 09/25/2034 (b)***                           760,197       744,083
Federal Home Loan Mortgage Corp.,
   Series 2002-2489, Class PE
   6.00% due 08/15/2032 ***                              1,600,000     1,643,453
Federal Home Loan Mortgage Corp.,
   Series 2004-2901, Class UB
   5.00% due 03/15/2033 ***                                800,000       787,942
Federal National Mortgage Association Grantor
   Trust, Series 2005-T2, Class 1A1
   3.6513% due 11/28/2035 (b)***                         1,254,879     1,253,694
First Nationwide Trust,
   Series 2001-3, Class 1A1
   6.75% due 08/21/2031 ***                                138,018       138,709
GS Mortgage Securities Corp., Series 2003-1,
   Class A2
   4.53% due 01/25/2032 (b)***                             118,674       119,653
Harborview Mortgage Loan Trust, Series
   2005-2, Class 2A1A
   4.0094% due 05/19/2035 (b)***                           280,431       280,154
Homestar Mortgage Acceptance Corp, Series
   2004-4, Class A1
   4.02% due 01/25/2022 (b)***                              60,025        60,029
Household Mortgage Loan Trust, Series
   2003-HC1, Class A
   4.1463% due 02/21/2033 (b)***                            79,709        79,866
Indymac Arm Trust, Series 2001-H2, Class A2
   6.5927% due 01/25/2032 (b)***                            45,943        45,890
Mellon Residential Funding Corp.,
   Series 2000-TBC2, Class A1
   4.0081% due 06/15/2030 (b)***                         5,699,961     5,688,532
Nomura Asset Acceptance Corp.,
   Series 2004-R1, Class A2
   7.50% due 03/25/2034 ***                                583,389       609,706

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COLLATERALIZED MORTGAGE

OBLIGATIONS (CONTINUED)
Prime Mortgage Trust,
   Series 2004-CL1, Class 1A2
   4.23% due 02/25/2034 (b)***                         $ 1,380,037   $ 1,381,785
Prime Mortgage Trust,
   Series 2004-CL1, Class 2A2
   4.23% due 02/25/2019 (b)***                             324,782       325,226
Residential Funding Mortage Sec I, Series
   2004-S9, Class 1A23
   5.50% due 12/25/2034 ***                                300,000       289,588
Residential Funding Mortgage Securities I,
   Series 2004-S2, Class A1
   5.25% due 03/25/2034 ***                                322,733       319,231
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-8, Class 3A
   5.00% due 07/25/2034 (b)***                             510,625       508,416
Structured Asset Mortgage Investments Inc,
   Series 2005-AR2, Class 2A1
   4.06% due 05/25/2045 (b)***                             186,607       186,347
Structured Asset Securities Corp.,
   Series 2001-21A, Class 1A1
   6.25% due 01/25/2032 (b)***                             231,821       235,265
Structured Asset Securities Corp.,
   Series 2002-1A, Class 4A
   6.0967% due 02/25/2032 (b)***                            91,546        91,774
Structured Asset Securities Corp.,
   Series 2003-NP3, Class A1
   4.33% due 11/25/2033 (b)***                              28,455        28,464
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR12, Class A1A
   zero coupon due 05/25/2034                            2,000,000     2,000,000
Washington Mutual Mortgage Securities Corp.,
   Series 2002-AR9, Class 1A
   4.1367% due 08/25/2042 (b)***                         7,459,625     7,456,476
Washington Mutual Mortgage Securities Corp.,
   Series 2002-S5, Class 1A1
   5.1308% due 10/25/2032 (b)***                           710,514       710,708
Washington Mutual Mortgage Securities Corp.,
   Series 2003-AR1, Class 2A
   5.3751% due 02/25/2033 (b)***                         3,023,962     3,017,151
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2, Class 2A1A
   4.14% due 01/25/2045 (b)***                             181,680       181,804
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6, Class 2A1A
   4.06% due 04/25/2045 (b)***                             284,327       284,327
Washington Mutual Mortgage Securities, Series
   2002-AR2, Class A
   4.007% due 02/27/2034 (b)***                            222,889       220,457
Washington Mutual, Inc., Series 2002-AR6,
   Class A
   4.265% due 06/25/2042 (b)***                            106,223       107,198
                                                       -----------   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $58,095,842)                                                $57,546,024
                                                                     -----------

ASSET BACKED SECURITIES - 1.65%
AAA Trust, Series 2005-2, Class A1
   3.93% due 11/26/2035 (b)***                         $ 5,470,674   $ 5,468,009
Aames Mortgage Investment Trust, Series
   2005-2, Class 1A1
   3.91% due 07/25/2035 (b)***                             430,883       430,856
Brazos Student Finance Corp.,
   Series 1998-A, Class A2
   4.238% due 06/01/2023 (b)***                          1,210,019     1,220,220
Capital Auto Receivables Asset Trust, Series
   2005-1, Class A1
   3.7781% due 06/15/2006 (b)***                           217,395       217,388
Carrington Mortgage Loan Trust, Series
   2005-NC3, Class A1A
   3.91% due 06/25/2035 (b)***                           1,347,730     1,347,617
EMC Mortgage Loan Trust, Series 2001-A Class A
   4.20% due 05/25/2040 (b)***                           3,537,045     3,547,400
Fremont Home Loan Trust,
   Series 2005-A, Class 2A1
   3.94% due 01/25/2035 (b)***                             416,642       416,729
Indymac Home Equity Loan Asset-Backed Trust,
   Series 2004-A, Class A2
   3.99% due 07/25/2034 (b)***                              30,192        30,194
Irwin Low Balance Home Loan Trust,
   Series 2000-LB1, Class A
   4.205% due 06/25/2021 (b)***                            189,359       189,573
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-HE9, Class A3A
   3.98% due 11/25/2034 (b)***                              27,930        27,931
Quest Trust, Series 2004-X2, Class A1
   4.39% due 06/25/2034 (b)***                              72,374        72,501
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AII1
   3.99% due 09/25/2013 (b)***                             136,347       136,365
Residential Asset Securities Corp.,
   Series 2004-KS6, Class A2B1
   3.96% due 11/25/2024 (b)***                               8,137         8,137
Sears Credit Account Master Trust,
   Series 2002-5, Class A
   4.1481% due 11/17/2009 (b)***                        13,300,000    13,306,110
Wells Fargo Home Equity Asset,
   Series 2004-2, Class A31
   3.99% due 06/25/2019 (b)***                             159,357       159,367
Wells Fargo Home Equity Trust, Series 2004-2,
   Class AI1A
   4.00% due 02/25/2018 (b)***                              94,007        94,024
Countrywide Asset-Backed Certificates, Series
   2003-5, Class 2AV1
   4.14% due 03/25/2034 (b)***                              44,635        44,637
Countrywide Asset-Backed Certificates, Series
   2004-11, Class A1
   4.02% due 09/25/2021 (b)***                               1,775         1,774
                                                       -----------   -----------
TOTAL ASSET BACKED SECURITIES
   (Cost $26,746,079)                                                $26,718,832
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  ------------   ---------------
OPTIONS - 0.00%

CALL OPTIONS - 0.00%
Over The Counter European Style Call
   Expiration 06/02/2006 at $4.50                    1,000,000   $        8,919
                                                  ------------   --------------
TOTAL OPTIONS (Cost $29,480)                                     $        8,919
                                                                 --------------

SHORT TERM INVESTMENTS - 25.04%
Bank of Ireland
   3.715% due 11/22/2005 ***                      $ 43,500,000   $   43,266,574
   3.96% due 01/27/2006 ***                          5,200,000        5,132,504
Barclays U.S. Funding LLC
   3.71% due 11/16/2005 ***                          6,400,000        6,369,660
   3.765% due 12/12/2005 ***                         1,400,000        1,389,458
   3.83% due 12/27/2005 ***                         41,300,000       40,917,734
Carolina Power & Light Corp.
   3.67% due 10/11/2005 ***                            600,000          599,398
Cox Communications, Inc.
   3.871% due 01/17/2006 ***                         2,000,000        2,000,000
Fortis Funding LLC
   3.965% due 01/30/2006 ***                        44,500,000       43,906,957
Ixis Corp.
   3.68% due 11/10/2005 ***                         31,900,000       31,769,564
   3.85% due 01/18/2006 ***                         15,800,000       15,615,820
National Australia Funding-Delaware
   3.74% due 10/04/2005 ***                          4,000,000        3,998,753
Rabobank USA Financial Corp.
   3.88% due 10/03/2005 ***                         27,800,000       27,794,008
   3.905% due 12/30/2005 ***                        21,000,000       20,794,988
Skandinaviska Enskilda Banken
   3.565% due 10/27/2005 ***                        16,000,000       15,958,804
   3.61% due 11/02/2005 ***                          6,000,000        5,980,747
   3.72% due 12/08/2005 ***                          1,300,000        1,290,865
   3.85% due 12/22/2005 ***                         25,300,000       25,078,133
State Street Navigator Securities Lending
   Prime Portfolio (c)                              17,229,360       17,229,360
Swedbank (Foreningssparbanken AB)
   3.62% due 10/07/2005 ***                         44,300,000       44,273,272
UBS Finance Delaware, Inc.
   3.715% due 12/08/2005 ***                        44,400,000       44,088,435
   3.73% due 12/09/2005 ***                          4,500,000        4,467,829
   3.86% due 10/03/2005 ***                            100,000           99,979
United States Treasury Bills
   zero coupon due 12/01/2005 to
   12/15/2005 *** ****                               4,650,000        4,622,612
                                                  ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $406,634,613)                                           $  406,645,454
                                                                 --------------

REPURCHASE AGREEMENTS - 13.55%
Repurchase Agreement with Credit Suisse
   Group dated 09/30/2005 at 3.25% to be
   repurchased at $212,857,633 on 10/3/2005,
   collateralized by $14,352,000 U.S.
   Treasury Notes, 4.00% due 09/30/2007
   (valued at $14,293,695, including
   interest) and $200,877,000 U.S. Treasury
   Notes, 4.375% due 08/15/2012 (valued at
   $203,631,553, including interest) ***          $212,800,000   $  212,800,000
Repurchase Agreement with State Street Corp.
   dated 09/30/2005 at 1.75% to be
   repurchased at $7,258,058 on 10/3/2005,
   collateralized by $7,555,000 U.S.
   Treasury Notes, 3.125% due 04/15/2009
   (valued at $7,403,900, including
   interest) (c)***                                  7,257,000        7,257,000
                                                  ------------   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $220,057,000)                                           $  220,057,000
                                                                 --------------
TOTAL INVESTMENTS (TOTAL RETURN TRUST)
   (COST $1,919,069,019) - 118.45%                               $1,923,649,735
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.45)%                                               (299,597,656)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,624,052,079
                                                                 ==============

TOTAL STOCK MARKET INDEX TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.55%

ADVERTISING - 0.25%
24/7 Real Media, Inc. * (a)                                   1,620   $   11,405
aQuantive, Inc. * (a)                                         1,688       33,979
Getty Images, Inc. * (a)                                      1,535      132,071
Lamar Advertising Company *                                   2,728      123,742
Marchex, Inc. * (a)                                           1,062       17,587
Monster Worldwide, Inc. *                                     3,151       96,767
Omnicom Group, Inc.                                           4,685      391,807
The Interpublic Group of Companies, Inc. *                   11,044      128,552
ValueClick, Inc. * (a)                                        2,371       40,520
Ventiv Health, Inc. *                                           769       20,156
                                                                      ----------
                                                                         996,586

AEROSPACE - 1.73%
AAR Corp. * (a)                                                 988       16,974
Alliant Techsystems, Inc. *                                     914       68,230
ARGON ST, Inc. * (a)                                            529       15,521
Armor Holdings, Inc. * (a)                                      899       38,666
Aviall, Inc. * (a)                                              894       30,199
BE Aerospace, Inc. * (a)                                      1,650       27,341
Boeing Company                                               21,003    1,427,154
Curtiss Wright Corp.                                            562       34,681
DRS Technologies, Inc.                                          690       34,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Ducommun, Inc. *                                                465   $   10,230
EDO Corp. (a)                                                   458       13,754
Esterline Technologies Corp. *                                  671       25,424
GenCorp, Inc. * (a)                                           1,537       28,665
General Dynamics Corp.                                        5,033      601,695
Goodrich Corp.                                                3,056      135,503
HEICO Corp., Class A                                            913       16,251
Herley Industries, Inc. * (a)                                   514        9,576
Honeywell International, Inc.                                21,863      819,863
Innovative Solutions & Support, Inc. * (a)                      629        9,768
Integral Systems, Inc. (a)                                      446        9,205
K&F Industries Holdings, Inc. * (a)                           1,011       16,914
Lockheed Martin Corp.                                        11,140      679,986
Moog, Inc., Class A *                                         1,051       31,026
MTC Technologies, Inc. * (a)                                    476       15,222
Northrop Grumman Corp.                                        8,957      486,813
Orbital Sciences Corp., Class A * (a)                         1,612       20,150
Raytheon Company                                             11,386      432,896
Rockwell Collins, Inc.                                        4,467      215,845
Sequa Corp., Class A *                                          307       18,113
Teledyne Technologies, Inc. *                                   899       30,989
Textron, Inc.                                                 3,442      246,860
Triumph Group, Inc. *                                           462       17,173
United Industrial Corp. (a)                                     371       13,263
United Technologies Corp.                                    26,221    1,359,297
Woodward Governor Company                                       326       27,726
                                                                      ----------
                                                                       6,985,031

AGRICULTURE - 0.31%
Alico, Inc. (a)                                                 252       12,928
Archer-Daniels-Midland Company                               16,862      415,817
Bunge, Ltd. (a)                                               2,814      148,073
Delta & Pine Land Company                                     1,140       30,107
Fresh Del Monte Produce, Inc. (a)                             1,449       39,442
Maui Land & Pineapple, Inc. * (a)                               339       10,180
Monsanto Company                                              6,863      430,653
Mosaic Company * (a)                                          9,867      158,069
Tejon Ranch Company * (a)                                       444       20,868
                                                                      ----------
                                                                       1,266,137

AIR FREIGHT - 0.01%
ABX Air, Inc. *                                               1,716       14,071
ExpressJet Holdings, Inc. *                                   1,604       14,388
                                                                      ----------
                                                                          28,459

AIR TRAVEL - 0.13%
Airtran Holdings, Inc. * (a)                                  2,480       31,397
Alaska Air Group, Inc. * (a)                                    754       21,911
Continental Airlines, Inc., Class B * (a)                     1,976       19,088
Frontier Airlines, Inc. * (a)                                 1,172       11,462
JetBlue Airways Corp. * (a)                                   2,697       47,467
Mair Holdings, Inc. * (a)                                     1,419   $    8,273
Republic Airways Holdings, Inc. *                             1,116       15,970
SkyWest, Inc. (a)                                             1,511       40,525
Southwest Airlines Company                                   19,971      296,570
US Airways Group, Inc. *                                        530       11,135
                                                                      ----------
                                                                         503,798

ALUMINUM - 0.15%
Alcoa, Inc.                                                  22,452      548,278
Aleris International Inc. *                                     833       22,866
Century Aluminum Company *                                      945       21,244
MAXXAM, Inc. *                                                  384       12,906
                                                                      ----------
                                                                         605,294

AMUSEMENT & THEME PARKS - 0.00%
Great Wolf Resorts, Inc. * (a)                                1,040       10,754

APPAREL & TEXTILES - 0.62%
Bebe Stores, Inc. (a)                                         2,434       42,595
Brown Shoe, Inc. (a)                                            496       16,368
Carter's, Inc. *                                                749       42,543
Cherokee, Inc.                                                  375       13,117
Cintas Corp.                                                  4,356      178,814
Coach, Inc. *                                                 9,814      307,767
Columbia Sportswear Company * (a)                             1,088       50,483
Deckers Outdoor Corp. * (a)                                     435       10,466
Ellis Perry International, Inc. * (a)                           432        9,392
G & K Services, Class A                                         540       21,271
Goodys Family Clothing, Inc.                                  1,417       10,727
Guess, Inc. * (a)                                             1,271       27,237
Hampshire Group Ltd. * (a)                                      432       10,195
Hartmarx Corp. * (a)                                          1,249        8,181
Interface, Inc., Class A *                                    1,819       15,025
Jones Apparel Group, Inc.                                     3,098       88,293
Joseph A. Bank Clothiers, Inc. * (a)                            375       16,207
Kellwood Company (a)                                            779       20,137
K-Swiss, Inc., Class A (a)                                      786       23,242
Liz Claiborne, Inc.                                           2,721      106,990
Maidenform Brands, Inc. *                                       681        9,364
Mohawk Industries, Inc. *                                     1,647      132,172
Movado Group, Inc. (a)                                          817       15,294
NIKE, Inc., Class B                                           6,660      543,989
Oakley, Inc. (a)                                              1,934       33,536
Oxford Industries, Inc. (a)                                     480       21,658
Phillips Van Heusen Corp.                                       886       27,484
Polo Ralph Lauren Corp., Class A                              2,603      130,931
Quiksilver, Inc. *                                            3,123       45,127
Reebok International, Ltd.                                    1,493       84,459
Russell Corp. (a)                                             1,050       14,742
Skechers United States of America, Inc., Class A *            1,220       19,971

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Stage Stores, Inc.                                              708   $   19,024
Stride Rite Corp. (a)                                         1,278       16,384
The Gymboree Corp. *                                            989       13,490
Timberland Company, Class A *                                 1,783       60,230
True Religion Apparel, Inc. *                                   645       10,733
Unifi, Inc. * (a)                                             2,485        8,300
VF Corp.                                                      2,758      159,881
Volcom, Inc. *                                                  622       17,422
Warnaco Group, Inc. *                                         1,303       28,549
Weyco Group, Inc. (a)                                           553       10,783
Wolverine World Wide, Inc.                                    1,593       33,533
                                                                      ----------
                                                                       2,476,106

AUTO PARTS - 0.35%
Accuride Corp. * (a)                                            950       13,119
Aftermarket Technology Corp. * (a)                              668       12,285
American Axle & Manufacturing Holdings,
   Inc. (a)                                                   1,412       32,589
Arvinmeritor, Inc.                                            1,930       32,270
AutoZone, Inc. *                                              1,941      161,588
BorgWarner, Inc.                                              1,374       77,576
Commercial Vehicle Group, Inc. * (a)                            608       12,732
CSK Auto Corp. * (a)                                          1,365       20,311
Dana Corp.                                                    4,079       38,383
Delphi Corp.                                                 15,382       42,454
Federal Signal Corp. (a)                                      1,510       25,806
Gentex Corp. (a)                                              4,145       72,123
Genuine Parts Company                                         4,327      185,628
Johnson Controls, Inc.                                        4,854      301,191
Keystone Automotive Industries, Inc. *                          522       15,039
Lear Corp.                                                    1,789       60,772
LKQ Corp. * (a)                                                 593       17,909
Modine Manufacturing Company                                    996       36,533
Noble International, Ltd. (a)                                   423       10,220
O'Reilly Automotive, Inc. *                                   2,646       74,564
Pep Boys - Manny, Moe & Jack (a)                              1,713       23,708
Strattec Security Corp. *                                       190        9,851
Superior Industries International, Inc. (a)                     765       16,463
TBC Corp. *                                                     636       21,936
TRW Automotive Holdings Corp. *                               2,638       77,399
Visteon Corp. *                                               3,565       34,866
                                                                      ----------
                                                                       1,427,315

AUTO SERVICES - 0.07%
ADESA, Inc.                                                   2,408       53,217
AutoNation, Inc. *                                            6,726      134,318
Copart, Inc. *                                                2,403       57,360
Dollar Thrifty Automotive Group, Inc. * (a)                     647       21,784
Lithia Motors, Inc., Class A (a)                                545       15,794
Midas, Inc. *                                                   532   $   10,576
                                                                      ----------
                                                                         293,049

AUTOMOBILES - 0.32%
Ford Motor Company                                           45,550      449,123
General Motors Corp. (a)                                     14,594      446,722
Marine Products Corp. (a)                                     1,265       13,953
Monaco Coach Corp. (a)                                          903       13,310
Monro Muffler Brake, Inc.                                       430       11,296
PACCAR, Inc.                                                  4,440      301,432
Tenneco Automotive, Inc. *                                    1,212       21,222
United Auto Group, Inc. (a)                                   1,244       41,102
                                                                      ----------
                                                                       1,298,160

BANKING - 5.78%
1st Source Corp.                                                655       15,163
ABC Bancorp. (a)                                                662       12,704
Abington Community Bancorp, Inc.                                918       11,503
Alabama National BanCorp (a)                                    402       25,704
Amcore Financial, Inc. (a)                                      607       18,944
Amegy Bancorp, Inc.                                           1,857       42,024
American National Bankshares, Inc. (a)                          522       12,230
Americanwest BanCorp * (a)                                      550       12,716
AmSouth Bancorp.                                              8,720      220,267
Anchor BanCorp Wisconsin, Inc. (a)                              526       15,506
Arrow Financial Corp. (a)                                       467       12,654
Associated Banc-Corp.                                         3,012       91,806
Astoria Financial Corp.                                       2,572       67,952
Banc Corp. * (a)                                              1,104       11,923
BancFirst Corp. (a)                                             184       15,640
BancorpSouth, Inc. (a)                                        1,888       43,141
BancTrust Financial Group, Inc. (a)                             629       12,127
Bank Granite Corp. (a)                                          731       13,918
Bank Mutual Corp.                                             1,760       18,867
Bank of America Corp.                                       103,293    4,348,635
Bank of Hawaii Corp.                                          1,107       54,487
Bank of New York Company, Inc.                               19,698      579,318
Bank of the Ozarks, Inc. (a)                                    461       15,826
BankAtlantic Bancorp, Inc., Class A (a)                       1,643       27,915
BankUnited Financial Corp., Class A                             852       19,485
Banner Corp. (a)                                                425       11,322
BB&T Corp.                                                   13,732      536,235
Berkshire Hill Bancorp, Inc.                                    488       16,592
BOK Financial Corp.                                           1,440       69,365
Boston Private Financial Holdings, Inc. (a)                     712       18,896
Brookline Bancorp, Inc. (a)                                   1,615       25,549
Bryn Mawr Bank Corp. (a)                                        583       12,488
Camco Financial Corp. (a)                                       737       10,495
Camden National Corp. (a)                                       333       12,544
Capital City Bank Group, Inc. (a)                               491       18,516

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Capital Corp of the West (a)                                      398   $ 12,159
Capitol Bancorp, Ltd. (a)                                         468     15,163
Capitol Federal Financial (a)                                   1,832     62,691
Cardinal Financial Corp. * (a)                                  1,170     11,290
Cascade Bancorp (a)                                               575     12,012
Cascade Financial Corp. (a)                                       670     12,227
Cathay General Bancorp, Inc. (a)                                1,327     47,055
Cavalry BanCorp, Inc. (a)                                         505      9,974
Center Bancorp, Inc. (a)                                          986     11,793
Central Coast Bancorp * (a)                                       688     14,661
Central Pacific Financial Corp. (a)                               780     27,440
CFS Bancorp, Inc. (a)                                             989     13,253
Charter Financial Corp. (a)                                       587     20,011
Chemical Financial Corp. (a)                                      738     23,985
Chittenden Corp.                                                1,136     30,115
Citizens & Northern Corp. (a)                                     406     10,840
Citizens Banking Corp. (a)                                      1,131     32,120
Citizens First Bancorp, Inc.                                      518     11,054
City Bank Lynwood Washington                                      384     13,144
City National Corp.                                             1,039     72,824
Clifton Savings Bancorp, Inc. (a)                               1,268     13,060
Coastal Financial Corp. (a)                                       764     11,475
CoBiz, Inc. (a)                                                   726     13,511
Colonial Bancgroup, Inc.                                        3,543     79,363
Columbia Bancorp (a)                                              323     12,981
Columbia Banking System, Inc. (a)                                 528     13,849
Comerica, Inc.                                                  4,132    243,375
Commerce Bancorp, Inc. (a)                                      3,929    120,581
Commerce Bancshares, Inc. (a)                                   1,529     78,713
Commercial Bankshares, Inc. (a)                                   344     12,931
Commercial Federal Corp.                                          996     34,003
Community Bancorp - NV * (a)                                      379     12,503
Community Bancorp, Inc. - CA (a)                                  400     12,708
Community Bank Systems, Inc. (a)                                  744     16,814
Community Banks, Inc. (a)                                         902     25,355
Community Trust Bancorp, Inc. (a)                                 424     13,644
Compass Bancshares, Inc.                                        2,805    128,553
Corus Bankshares, Inc. (a)                                        713     39,094
Cullen Frost Bankers, Inc.                                      1,094     53,978
CVB Financial Corp. (a)                                         1,741     32,383
Digital Insight Corp. * (a)                                     1,023     26,659
Dime Community Bancorp, Inc. (a)                                  989     14,558
Doral Financial Corp. (a)                                       2,874     37,563
Downey Financial Corp. (a)                                        678     41,290
East West Bancorp, Inc.                                         1,302     44,320
EFC Bancorp, Inc. (a)                                             370     12,321
Enterprise Financial Services Corp. (a)                           541     11,480
ESB Financial Corp. (a)                                           963     11,412
F.N.B. Corp. (a)                                                1,596   $ 27,579
Farmers Capital Bank Corp. (a)                                    517     16,017
Fidelity Bankshares, Inc. (a)                                     651     19,888
Fidelity Southern Corp. (a)                                       677     11,780
Fifth Third Bancorp                                            13,945    512,200
Financial Institutions, Inc. (a)                                  668     12,298
First BanCorp Puerto Rico                                       2,054     34,754
First Bancorp (a)                                                 578     11,583
First Busey Corp. (a)                                             653     12,714
First Charter Corp. (a)                                           789     19,315
First Citizens Bancshares, Inc. (a)                               250     42,663
First Commonwealth Financial Corp. (a)                          2,005     26,727
First Community Bancorp (a)                                       351     16,788
First Defiance Financial Corp. (a)                                371     10,177
First Federal Bancshares of Arkansas, Inc.                        419      9,712
First Financial BanCorp (a)                                     1,068     19,865
First Financial Bankshares, Inc. (a)                              486     16,927
First Financial Corp. (a)                                         446     12,042
First Financial Holdings, Inc. (a)                                412     12,657
First Horizon National Corp. (a)                                2,818    102,434
First Indiana Corp. (a)                                           471     16,047
First M&F Corp. (a)                                               387     13,642
First Merchants Corp. (a)                                         537     13,871
First Midwest Bancorp, Inc.                                     1,150     42,826
First Mutual Bancshares, Inc.                                     440     11,330
First Niagara Financial Group, Inc.                             2,966     42,829
First Oak Brook Bancshares, Inc., Class A (a)                     384     11,631
First of Long Island Corp.                                        336     15,063
First Place Financial Corp. (a)                                   629     13,945
First Regional Bancorp * (a)                                      154     12,134
First Republic Bank                                               565     19,905
First South Bancorp, Inc. (a)                                     326     10,859
First State Bancorporation (a)                                    614     13,011
First United Corp. (a)                                            623     12,398
FirstFed Financial Corp. * (a)                                    386     20,771
FirstMerit Corp.                                                2,032     54,437
Flag Financial Corp. (a)                                          761     12,247
Flagstar Bancorp, Inc. (a)                                      1,374     22,121
Flushing Financial Corp. (a)                                      656     10,739
FNB Corp. of North Carolina (a)                                   514      9,694
FNB Corp. of Virginia (a)                                         542     15,003
FNB Financial Services Corp. (a)                                  680     11,988
Foothill Independent Bancorp (a)                                  623     13,164
Franklin Bank Corp. * (a)                                         679     10,966
Frontier Financial Corp. (a)                                      646     18,734
German American Bancorp                                           964     13,024
Glacier Bancorp, Inc. (a)                                         815     25,159
Gold Banc Corp., Inc.                                           1,112     16,569

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Golden West Financial Corp.                                     7,688   $456,590
Great Southern Bancorp, Inc. (a)                                  414     12,387
Greater Bay Bancorp                                             1,347     33,190
Greater Community Bancorp (a)                                     736     10,819
Greenhill & Company, Inc. (a)                                     856     35,687
Hancock Holding Company (a)                                       830     28,336
Hanmi Financial Corp. (a)                                       1,310     23,515
Harleysville National Corp. (a)                                   805     17,670
Heritage Commerce Corp. * (a)                                     557     11,586
Heritage Financial Corp. (a)                                      593     14,357
Hibernia Corp., Class A                                         3,798    114,092
Home Federal Bancorp, Inc.                                        995     12,639
Home Federal Bancorp                                              392      9,851
Horizon Financial Corp. (a)                                       571     12,562
Hudson City Bancorp, Inc.                                      15,086    179,523
Hudson United Bancorp (a)                                       1,066     45,124
Huntington Bancshares, Inc.                                     5,462    122,731
IBERIABANK Corp. (a)                                              201     10,696
Independence Community Bank Corp.                               1,935     65,964
Independent Bank Corp. - MA                                       475     14,430
Independent Bank Corp. - MI (a)                                   542     15,740
Integra Bank Corp.                                                616     13,367
Interchange Financial Services Corp. (a)                          683     11,789
Investors Financial Services Corp. (a)                          1,732     56,983
Irwin Financial Corp. (a)                                         862     17,576
KeyCorp                                                         9,958    321,146
K-Fed Bancorp (a)                                               1,097     13,713
KNBT Bancorp, Inc.                                              1,003     15,617
Lakeland Financial Corp. (a)                                      302     12,488
Lincoln Bancorp - IN (a)                                          686     10,907
LSB Bancshares, Inc.                                              685     11,919
M&T Bank Corp.                                                  2,779    293,768
MAF Bancorp, Inc.                                                 706     28,946
Main Street Banks, Inc. (a)                                       639     17,125
MainSource Financial Group, Inc. (a)                              657     11,649
Marshall & Ilsley Corp.                                         5,483    238,565
MASSBANK Corp. (a)                                                348     11,567
MB Financial, Inc. (a)                                            748     29,157
Mercantile Bankshares Corp.                                     1,835     98,870
Merchants Bancshares, Inc. (a)                                    492     12,733
Mid-State Bancshares (a)                                          661     18,184
Midwest Banc Holdings, Inc. (a)                                   664     15,352
Nara Bancorp, Inc. (a)                                            844     12,618
NASB Financial, Inc. (a)                                          309     12,360
National City Corp.                                            16,071    537,414
National Penn Bancshares, Inc. (a)                              1,024     25,487
Netbank, Inc. (a)                                               1,651     13,720
New York Community Bancorp, Inc. (a)                            6,574    107,814
Newalliance Bancshares, Inc. (a)                                2,997   $ 43,876
Newmil Bancorp, Inc.                                              385     11,096
North Fork Bancorporation, Inc.                                11,645    296,947
North Valley Bancorp (a)                                          639     10,927
Northern States Financial Corp.                                   450     10,822
Northern Trust Corp.                                            5,480    277,014
Northrim Bancorp, Inc.                                            465     11,644
Northwest Bancorp, Inc. (a)                                     1,391     29,559
Oak Hill Financial, Inc. (a)                                      357     10,717
OceanFirst Financial Corp. (a)                                    577     13,929
Ohio Valley Banc Corp.                                            457     11,494
Old National Bancorp (a)                                        1,862     39,512
Old Second Bancorp, Inc. (a)                                      407     12,145
Omega Financial Corp. (a)                                         466     13,062
Oriental Financial Group, Inc. (a)                                852     10,428
PAB Bankshares, Inc. (a)                                          684     10,677
Pacific Capital Bancorp (a)                                     1,210     40,281
Pamrapo Bancorp, Inc.                                             531     11,219
Park National Corp. (a)                                           367     39,735
Parkvale Financial Corp. (a)                                      380     10,355
Partners Trust Financial Group, Inc. (a)                        1,632     18,801
Peapack Gladstone Financial Corp. (a)                             469     12,869
Pennfed Financial Services, Inc. (a)                              741     13,545
Pennsylvania Commerce Bancorp, Inc. * (a)                         350     12,488
Peoples Bancorp, Inc. (a)                                         403     11,135
People's Bank Corp.                                             3,634    105,313
PFF Bancorp, Inc. (a)                                             583     17,642
Placer Sierra Bancshares (a)                                      498     13,680
Popular, Inc.                                                   6,408    155,202
Preferred Bank - CA (a)                                           312     12,539
PrivateBankcorp, Inc. (a)                                         561     19,231
Prosperity Bancshares, Inc. (a)                                   472     14,278
Provident Bankshares Corp.                                        879     30,572
Provident Financial Services (a)                                1,948     34,285
Provident Financial Holdings, Inc.                                431     12,090
Provident New York Bancorp (a)                                  1,409     16,443
R & G Financial Corp., Class B (a)                                960     13,200
Regions Financial Corp.                                        11,506    358,067
Renasant Corp. (a)                                                391     12,375
Republic Bancorp, Inc., Class A (a)                               554     11,590
Republic Bancorp, Inc. (a)                                      2,048     28,959
Riverview Bancorp, Inc. (a)                                       482     10,170
Rome Bancorp, Inc.                                              1,044     10,952
Royal Bancshares of Pennsylvania (a)                              587     13,114
S & T Bancorp, Inc. (a)                                           668     25,250
S.Y. Bancorp, Inc. (a)                                            514     12,223
Sandy Spring Bancorp, Inc.                                        412     13,884
Santander Bancorp (a)                                           1,218     29,999

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Seacoast Banking Corp. of Florida (a)                          672   $    15,745
Security Bank Corp. (a)                                        496        12,345
Shore Bancshares, Inc.                                         388        12,494
SI Financial Group, Inc.                                       963        11,893
Signature Bank * (a)                                           810        21,862
Simmons First National Corp., Class A (a)                      555        15,829
Sky Financial Group, Inc. (a)                                2,586        72,692
SNB Bancshares, Inc. *                                         910        10,238
Sound Federal Bancorp, Inc. (a)                                829        13,853
South Financial Group, Inc.                                  1,818        48,795
Southwest Bancorp, Inc. (a)                                    522        11,468
Sovereign Bancorp, Inc.                                      9,394       207,044
State Bancorp, Inc. (a)                                        729        13,064
State Financial Services Corp. (a)                             294        10,737
Sterling Bancorp (a)                                           573        12,898
Sterling Bancshares, Inc.                                    1,186        17,446
Sterling Financial Corp., Pennsylvania (a)                     797        16,060
Sterling Financial Corp., Washington (a)                       792        17,860
Suffolk Bancorp                                                430        13,721
Summit Bankshares, Inc. (a)                                    647        11,885
Summit Financial Group, Inc. (a)                               357         9,728
Sun Bancorp, Inc. of New Jersey *                              573        12,085
SunTrust Banks, Inc.                                         9,045       628,175
Susquehanna Bancshares, Inc. (a)                             1,259        30,266
SVB Financial Group *                                          861        41,879
TCF Financial Corp. (a)                                      3,193        85,413
TD Banknorth, Inc. (a)                                       4,326       130,386
Texas Capital Bancshares, Inc. * (a)                           788        16,666
Texas Regional Bancshares, Inc., Class A                     1,280        36,851
TIB Financial Corp. (a)                                        358        11,134
Tompkins Trustco, Inc. (a)                                     283        12,240
Trico Bancshares (a)                                           584        12,568
TrustCo Bank Corp. (a)                                       2,317        29,032
Trustmark Corp. (a)                                          1,425        39,686
U.S.B. Holding Company, Inc. (a)                               660        15,048
UCBH Holdings, Inc. (a)                                      2,490        45,617
Umpqua Holdings Corp. (a)                                    1,165        28,333
Union Bankshares Corp. (a)                                     324        13,537
UnionBanCal Corp.                                            3,595       250,643
United Bankshares, Inc. (a)                                  1,091        38,130
United Community Banks, Inc. (a)                             1,077        30,694
Unizan Financial Corp. (a)                                     574        13,897
US Bancorp                                                  47,772     1,341,438
Valley National Bancorp                                      2,457        56,265
Virginia Commerce Bancorp, Inc. * (a)                          468        12,673
W Holding Company, Inc. (a)                                  4,297        41,079
Wachovia Corp.                                              40,570     1,930,726
Washington Federal, Inc.                                     1,785        40,270
Washington Trust Bancorp, Inc. (a)                             471   $    12,806
Webster Financial Corp.                                      1,150        51,704
Wells Fargo Company                                         43,150     2,527,295
Wesbanco, Inc. (a)                                             605        16,637
West Coast Bancorp (a)                                         546        13,650
Westamerica Bancorporation                                     742        38,324
Western Alliance Bancorp *                                     450        12,645
Westfield Financial, Inc. (a)                                  540        12,690
WFS Financial, Inc. *                                        1,080        72,565
Whitney Holding Corp.                                        1,368        36,991
Wilber Corp. (a)                                             1,119        13,316
Willow Grove Bancorp, Inc. (a)                                 940        14,720
Wilmington Trust Corp.                                       1,450        52,853
Wintrust Financial Corp.                                       557        27,995
Yardville National Bancorp (a)                                 345        12,161
Zions BanCorp                                                2,095       149,185
                                                                     -----------
                                                                      23,298,555

BIOTECHNOLOGY - 1.90%
Affymetrix, Inc. * (a)                                       1,587        73,367
Alnylam Pharmaceuticals, Inc. * (a)                            790         8,927
Amgen, Inc. *                                               32,531     2,591,745
Applera Corp. - Celera Genomics Group *                      2,270        27,535
Applera Corp.-Applied Biosystems Group                       5,039       117,106
Arena Pharmaceuticals, Inc. * (a)                            1,371        13,573
Arqule, Inc. * (a)                                           1,255         9,827
Biogen Idec, Inc. *                                          8,727       344,542
Bio-Rad Laboratories, Inc., Class A *                          698        38,383
Cephalon, Inc. * (a)                                         1,479        68,655
Charles River Laboratories
   International, Inc. *                                     1,602        69,879
Chiron Corp. *                                               4,776       208,329
Coley Pharmaceutical Group, Inc. * (a)                         751        13,668
Cotherix, Inc. *                                               776        10,825
Cytokinetics, Inc. * (a)                                     1,024         8,335
Digene Corp. * (a)                                             611        17,413
Discovery Laboratories, Inc. * (a)                           1,870        12,062
Exelixis, Inc. *                                             2,502        19,190
Genentech, Inc. *                                           26,814     2,258,007
Genitope Corp. * (a)                                         1,251         8,682
Genzyme Corp. *                                              6,326       453,195
Geron Corp. * (a)                                            1,676        17,213
GTx, Inc. * (a)                                              1,099        10,232
Human Genome Sciences, Inc. *                                3,580        48,652
ICOS Corp. * (a)                                             1,776        49,053
Inhibitex, Inc. *                                            1,059        10,781
Integra LifeSciences Holdings Corp. * (a)                      846        32,368
Intermune, Inc. * (a)                                        1,103        18,255
Invitrogen Corp. *                                           1,329        99,981

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Keryx Biopharmaceuticals, Inc. *                              1,027   $   16,186
Lexicon Genetics, Inc. * (a)                                  2,493        9,922
Martek Biosciences Corp. * (a)                                  847       29,755
Medarex, Inc. * (a)                                           2,939       27,979
MedImmune, Inc. *                                             6,413      215,797
MGI Pharma, Inc. * (a)                                        1,921       44,779
Millennium Pharmaceuticals, Inc. *                            8,195       76,459
Millipore Corp. *                                             1,229       77,292
Molecular Devices Corp. * (a)                                   603       12,597
Momenta Pharmaceuticals, Inc. * (a)                             816       22,236
Monogram Biosciences, Inc. * (a)                              4,528       10,641
Myogen, Inc. * (a)                                            1,027       24,134
Myriad Genetics, Inc. * (a)                                     948       20,723
Nabi Biopharmaceuticals * (a)                                 1,775       23,252
Nektar Therapeutics *                                         2,355       39,917
Neurocrine Biosciences, Inc. * (a)                              989       48,649
Panacos Pharmaceuticals, Inc. *                               1,150       11,201
PRA International *                                             660       20,005
Progenics Pharmaceuticals, Inc. * (a)                           655       15,530
Progress Software Corp. * (a)                                 1,013       32,183
Protein Design Labs, Inc. * (a)                               2,798       78,344
Regeneration Technologies, Inc. * (a)                         1,114        9,101
Serologicals Corp. * (a)                                        888       20,033
StemCells, Inc. * (a)                                         2,057       11,355
Tanox, Inc. * (a)                                             1,493       21,872
Telik, Inc. * (a)                                             1,558       25,489
Tercica, Inc. * (a)                                           1,287       14,517
Threshold Pharmaceuticals, Inc. * (a)                         1,009       13,773
Trimeris, Inc. * (a)                                            934       14,328
                                                                      ----------
                                                                       7,647,829

BROADCASTING - 1.35%
Belo Corp., Class A                                           2,810       64,237
Citadel Broadcasting Corp. *                                  3,518       48,302
CKX, Inc. *                                                   2,174       27,327
Clear Channel Communications, Inc.                           14,231      468,058
Cox Radio, Inc., Class A *                                    1,170       17,784
Crown Media Holdings, Inc., Class A * (a)                     3,124       34,208
Cumulus Media, Inc., Class A * (a)                            1,735       21,670
Discovery Holding Company *                                   7,518      108,560
Emmis Communications Corp., Class A *                         1,124       24,829
Entercom Communications Corp. *                               1,209       38,192
Entravision Communications Corp., Class A * (a)               3,488       27,450
Gray Television, Inc. (a)                                     1,458       15,440
Hearst Argyle Television, Inc. (a)                            1,265       32,498
Journal Communications, Inc. (a)                              2,329       34,702
Liberty Global, Inc., Class A *                               7,275      197,007
Liberty Global, Inc., Series C *                              3,637       93,653
Liberty Media Corp., Series A *                              75,300  $   606,165
Mediacom Communications Corp., Class A * (a)                  3,476       25,653
News Corp.                                                   85,827    1,338,043
Radio One, Inc., Class A * (a)                                3,119       41,030
Regent Communications, Inc. * (a)                             2,050       10,783
Saga Communications, Inc., Class A * (a)                        806       10,720
Salem Communications Corp., Class A * (a)                       818       15,084
Sinclair Broadcast Group, Inc., Class A (a)                   2,680       23,772
Sirius Satellite Radio, Inc. * (a)                           34,322      224,809
Spanish Broadcasting System, Inc.,
   Class A * (a)                                              2,043       14,669
Univision Communications, Inc., Class A *                     8,309      220,438
Viacom, Inc., Class B                                        41,540    1,371,235
Westwood One, Inc.                                            2,575       51,217
World Wrestling
   Entertainment, Inc., Class A (a)                           2,384       30,992
WorldSpace, Inc. * (a)                                        1,202       16,936
XM Satellite Radio
   Holdings, Inc., Class A * (a)                              5,629      202,137
                                                                      ----------
                                                                       5,457,600

BUILDING MATERIALS & CONSTRUCTION - 0.29%
American Standard Companies, Inc.                             5,513      256,630
Apogee Enterprises, Inc. (a)                                    913       15,612
Beacon Roofing Supply, Inc. *                                   788       25,744
BlueLinx Holdings, Inc. (a)                                     913       12,271
Builders FirstSource, Inc. *                                    804       17,953
Corrections Corp. of America *                                  972       38,588
Dycom Industries, Inc. *                                      1,340       27,095
Eagle Materials, Inc. (a)                                       470       57,044
ElkCorp (a)                                                     554       19,817
Griffon Corp. * (a)                                             804       19,778
Hughes Supply, Inc.                                           1,717       55,974
Infrasource Services, Inc. * (a)                              1,311       19,075
Interline Brands, Inc. * (a)                                    962       20,212
Lennox International, Inc. (a)                                1,719       47,118
Levitt Corp., Class A (a)                                       582       13,351
LSI Industries, Inc.                                            814       15,466
Masco Corp.                                                  11,170      342,696
NCI Building Systems, Inc. * (a)                                509       20,762
Perini Corp. * (a)                                              783       14,251
RPM International, Inc.                                       2,962       54,501
Trex Company, Inc. * (a)                                        463       11,112
U.S. Concrete, Inc. *                                         1,417       10,925
WCI Commmunities, Inc. * (a)                                  1,188       33,703
                                                                      ----------
                                                                       1,149,678

BUSINESS SERVICES - 2.48%
ABM Industries, Inc.                                          1,315       27,365
Accenture, Ltd., Class A *                                   23,374      595,102
Activcard Corp. *                                             2,377       10,292

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Acxiom Corp.                                                    2,332   $ 43,655
Administaff, Inc. (a)                                             736     29,249
ADVO, Inc.                                                        905     28,317
Affiliated Computer Services, Inc., Class A *                   3,254    177,668
Alliance Data Systems Corp. *                                   2,062     80,727
AMERCO, Inc. * (a)                                                581     33,808
AMR Corp. * (a)                                                 4,372     48,879
ARAMARK Corp., Class B                                          4,635    123,801
Arbitron, Inc. (a)                                                782     31,155
Automatic Data Processing, Inc.                                14,816    637,681
Banta Corp.                                                       660     33,587
BearingPoint, Inc. * (a)                                        5,367     40,736
Black Box Corp. (a)                                               523     21,945
Bowne & Company, Inc. (a)                                       1,140     16,291
Bright Horizons Family Solutions, Inc. * (a)                      731     28,070
Brinks Company                                                  1,492     61,262
Cadence Design Systems, Inc. *                                  7,053    113,977
Catalina Marketing Corp. (a)                                    1,389     31,586
CDI Corp. (a)                                                     635     18,758
Cendant Corp.                                                  27,071    558,745
Central Parking Corp. (a)                                       1,083     16,191
Ceridian Corp. *                                                3,852     79,929
Certegy, Inc.                                                   1,620     64,832
ChoicePoint, Inc. *                                             2,222     95,924
Clark, Inc. (a)                                                   654     11,007
Coinstar, Inc. * (a)                                              776     14,364
Compucredit Corp. * (a)                                         1,319     58,590
Computer Sciences Corp. *                                       4,788    226,520
Convergys Corp. *                                               3,725     53,528
Corporate Executive Board Company                               1,020     79,540
CoStar Group, Inc. *                                              537     25,089
CRA International, Inc. * (a)                                     274     11,423
CSG Systems International, Inc. *                               1,435     31,154
Deluxe Corp.                                                    1,203     48,313
DiamondCluster International, Inc., Class A *                   1,109      8,406
DST Systems, Inc. *                                             1,961    107,522
Dun & Bradstreet Corp. *                                        1,737    114,416
eFunds Corp. *                                                  1,284     24,178
Electro Rent Corp. * (a)                                          913     11,486
Electronic Arts, Inc. *                                         7,682    437,029
Electronic Data Systems Corp.                                  13,143    294,929
Ennis Business Forms, Inc. (a)                                    886     14,885
Entrust Technologies, Inc. * (a)                                2,342     13,115
Equifax, Inc.                                                   3,402    118,866
Escala Group, Inc. *                                            1,071     17,832
Euronet Worldwide, Inc. *                                         931     27,548
FactSet Research Systems, Inc. (a)                              1,264     44,543
Fair Isaac Corp.                                                1,736     77,773
First Data Corp.                                               20,123   $804,920
Fluor Corp.                                                     2,111    135,906
Forrester Research, Inc. * (a)                                    765     15,927
FTI Consulting, Inc. * (a)                                      1,089     27,508
Gartner Group, Inc., Class A * (a)                              3,255     38,051
Geo Group, Inc. * (a)                                             379     10,044
Gevity HR, Inc. (a)                                               830     22,609
Global Payments, Inc.                                             950     73,834
GSI Commerce, Inc. * (a)                                        1,261     25,094
H & R Block, Inc.                                               8,528    204,501
Harte-Hanks, Inc.                                               2,215     58,542
Healthcare Services Group, Inc. (a)                               766     14,746
Heidrick & Struggles International, Inc. * (a)                    567     18,360
Hewitt Associates, Inc. *                                       2,808     76,602
Hudson Highland Group, Inc. *                                     740     18,478
Huron Consulting Group, Inc. * (a)                                564     15,127
Informatica Corp. * (a)                                         2,532     30,435
Insight Enterprises, Inc. *                                     1,384     25,742
Intervoice Brite, Inc. * (a)                                    1,322     11,911
Iron Mountain, Inc. *                                           3,329    122,174
Jackson Hewitt Tax Service, Inc.                                1,006     24,054
Jacobs Engineering Group, Inc. *                                1,417     95,506
John H. Harland Company (a)                                       745     33,078
Kanbay International, Inc. *                                      978     18,386
Kelly Services, Inc., Class A                                     961     29,464
Kendle International, Inc. *                                      413     11,622
Kforce, Inc. * (a)                                              1,318     13,575
Korn/Ferry International * (a)                                  1,117     18,308
Labor Ready, Inc. * (a)                                         1,128     28,933
LECG Corp. * (a)                                                  682     15,686
Manpower, Inc.                                                  2,287    101,520
MAXIMUS, Inc.                                                     600     21,450
McGrath Rentcorp (a)                                              714     20,228
Moody's Corp.                                                   7,680    392,294
MPS Group, Inc. *                                               2,988     35,258
Navigant Consulting Company *                                   1,339     25,655
NCO Group, Inc. *                                                 900     18,594
NCR Corp. *                                                     4,748    151,509
Paxar Corp. *                                                   1,192     20,085
Paychex, Inc.                                                   9,629    357,043
Perot Systems Corp., Class A * (a)                              3,087     43,681
PHH Corp. *                                                     1,411     38,746
Pitney Bowes, Inc.                                              5,705    238,127
Pre-Paid Legal Services, Inc. (a)                                 432     16,718
QC Holdings, Inc. * (a)                                           839     10,941
Quest Software, Inc. * (a)                                      2,656     40,026
R.H. Donnelley Corp. *                                            815     51,557
R.R. Donnelley & Sons Company                                   5,535    205,182

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Resource America, Inc. (a)                                      643   $   11,400
Resources Connection, Inc. * (a)                              1,296       38,401
Reynolds & Reynolds Company, Class A                          1,898       52,024
Robert Half International, Inc.                               4,428      157,593
Rollins, Inc.                                                 1,818       35,487
Scansource, Inc. * (a)                                          355       17,303
Service Master Company                                        7,531      101,970
SFBC International, Inc. * (a)                                  516       22,905
Sirva, Inc. * (a)                                             2,137       15,942
Sonicwall, Inc. * (a)                                         2,163       13,735
Sotheby's Holdings, Inc., Class A *                           1,810       30,263
Source Interlink Companies * (a)                              1,376       15,219
SOURCECORP, Inc. *                                              533       11,428
Spherion Corp. *                                              2,042       15,519
SRA International, Inc., Class A * (a)                        1,419       50,346
StarTek, Inc. (a)                                               741        9,781
SYNNEX Corp. * (a)                                              886       14,920
Syntel, Inc. (a)                                              1,221       23,797
Sypris Solutions, Inc. (a)                                      830        8,914
TALX Corp.                                                      570       18,690
Teletech Holdings, Inc. * (a)                                 2,216       22,204
TETRA Technologies, Inc. * (a)                                1,646       27,686
The BISYS Group, Inc. *                                       3,214       43,164
Total Systems Services, Inc.                                  5,046      117,622
TRC Companies, Inc. * (a)                                       615        9,594
Tyler Technologies, Inc. * (a)                                1,527       12,644
Unisys Corp. *                                                9,240       61,354
URS Corp. * (a)                                               1,159       46,812
Valassis Communications, Inc. *                               1,336       52,077
Viad Corp.                                                      693       18,954
Volt Information Sciences, Inc. *                               503       10,221
Waste Industries USA                                            740        9,842
Watson Wyatt & Company Holdings                                 841       22,665
West Corp. *                                                  1,790       66,928
Wind River Systems, Inc. *                                    2,340       30,256
Wireless Facilities, Inc. * (a)                               2,348       13,618
Zhone Technologies, Inc. * (a)                                4,938       12,888
                                                                      ----------
                                                                       9,993,491

CABLE AND TELEVISION - 1.19%
Cablevision Systems New York Group, Class A *                 7,415      227,418
Charter Communications, Inc., Class A * (a)                  10,367       15,550
Comcast Corp., Class A *                                     57,759    1,696,959
DIRECTV Group, Inc. *                                        35,763      535,730
EchoStar Communications Corp., Class A                        5,652      167,130
Insight Communications
   Company, Inc., Class A *                                   1,552       18,050
Lin TV Corp. * (a)                                            1,401       19,544
LodgeNet Entertainment Corp. * (a)                              740       10,900
Time Warner Telecom, Inc., Class A *                          3,547   $   27,667
Time Warner, Inc.                                           113,203    2,050,106
TiVo, Inc. * (a)                                              2,461       13,511
                                                                      ----------
                                                                       4,782,565

CELLULAR COMMUNICATIONS - 0.61%
Alamosa Holdings, Inc. * (a)                                  4,128       70,630
American Tower Corp., Class A *                              10,355      258,357
Crown Castle International Corp. *                            5,925      145,933
Dobson Communications Corp., Class A * (a)                    3,429       26,335
EndWave Corp. * (a)                                             329        4,244
Jamdat Mobile, Inc * (a)                                        686       14,406
Leap Wireless International, Inc. *                           1,486       52,307
Motorola, Inc.                                               62,888    1,389,196
Nextel Partners, Inc., Class A *                              4,844      121,585
NII Holdings, Inc., Class B * (a)                             1,803      152,263
Novatel Wireless, Inc * (a)                                     943       13,645
RF Micro Devices, Inc. * (a)                                  5,318       30,047
Syniverse Holdings, Inc. *                                    1,992       30,677
Telephone & Data Systems, Inc.- Special
   Common Shares                                                728       27,336
Telephone & Data Systems, Inc.                                1,734       67,626
UbiquiTel, Inc. * (a)                                         2,899       25,337
USA Mobility, Inc. * (a)                                        751       20,262
                                                                      ----------
                                                                       2,450,186

CHEMICALS - 1.30%
A. Schulman, Inc. (a)                                           828       14,863
Air Products & Chemicals, Inc.                                5,748      316,945
Airgas, Inc.                                                  1,930       57,186
Albany Molecular Research, Inc. * (a)                         1,011       12,314
Albemarle Corp.                                               1,183       44,599
American Vanguard Corp. (a)                                     605       11,078
Arch Chemicals, Inc.                                            689       16,019
Ashland, Inc.                                                 1,820      100,537
Balchem Corp. (a)                                               342        9,422
Cabot Corp.                                                   1,636       54,004
Cabot Microelectronics Corp. * (a)                              682       20,037
Calgon Carbon Corp. (a)                                       1,539       12,158
Cambrex Corp. (a)                                               808       15,320
Celanese Corp., Series A *                                    4,211       72,640
CF Industries Holdings, Inc. * (a)                            1,290       19,105
Chemtura Corp.                                                5,693       70,707
Cytec Industries, Inc.                                        1,028       44,595
Dow Chemical Company                                         24,484    1,020,248
E.I. Du Pont De Nemours & Company                            25,579    1,001,929
Eastman Chemical Company                                      2,039       95,772
Engelhard Corp.                                               3,078       85,907
Ferro Corp.                                                   1,258       23,047
FMC Corp. *                                                     937       53,615

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Georgia Gulf Corp.                                              902   $   21,720
H.B. Fuller Company                                             746       23,186
Hawkins, Inc.                                                   779       10,672
Hercules, Inc. *                                              3,066       37,466
Huntsman Corp. *                                              5,792      113,234
Kronos Worldwide, Inc. (a)                                    1,332       42,278
Lubrizol Corp.                                                1,690       73,228
Lyondell Chemical Company                                     6,145      175,870
MacDermid, Inc.                                                 883       23,188
Material Sciences Corp. *                                       727       10,956
Minerals Technologies, Inc.                                     487       27,861
Newmarket Corp. *                                               658       11,410
Nl Industries, Inc. (a)                                       1,471       27,640
Olin Corp.                                                    1,963       37,277
OM Group, Inc. *                                                826       16,627
Polyone Corp. *                                               2,739       16,598
PPG Industries, Inc.                                          4,313      255,286
Praxair, Inc.                                                 8,274      396,573
Quaker Chemical Corp.                                           634       11,019
Rockwood Holdings, Inc. *                                     1,629       31,032
Rohm & Haas Company                                           5,691      234,071
Sigma-Aldrich Corp.                                           1,647      105,507
Stepan Company (a)                                              515       12,906
Techne Corp. * (a)                                              986       56,182
Terra Industries, Inc. * (a)                                  2,613       17,376
Terra Nitrogen Company, LP                                      615       14,625
The Scotts Company, Class A                                     820       72,103
UAP Holding Corp. (a)                                         1,430       25,883
Valhi, Inc. (a)                                               3,223       57,949
Valspar Corp.                                                 2,540       56,794
W. R. Grace & Company * (a)                                   2,000       17,900
Westlake Chem Corp. (a)                                       1,759       47,634
                                                                      ----------
                                                                       5,254,098

COAL - 0.19%
Arch Coal, Inc. (a)                                           1,568      105,840
CONSOL Energy, Inc.                                           2,300      175,421
Foundation Coal Holdings, Inc.                                1,240       47,678
James River Coal Company * (a)                                  464       23,418
Massey Energy Company (a)                                     1,986      101,425
Peabody Energy Corp.                                          3,352      282,741
Penn Virginia Resource Partners LP (a)                          375       20,052
                                                                      ----------
                                                                         756,575

COLLEGES & UNIVERSITIES - 0.13%
Apollo Group, Inc., Class A *                                 4,740      314,689
Career Education Corp. *                                      2,648       94,163
Corinthian Colleges, Inc. * (a)                               2,491       33,055
DeVry, Inc. * (a)                                             1,900       36,195
ITT Educational Services, Inc. *                              1,167   $   57,591
                                                                      ----------
                                                                         535,693

COMMERCIAL SERVICES - 0.07%
Blue Nile, Inc. * (a)                                           559       17,687
CB Richard Ellis Group, Inc. *                                1,850       91,020
CBIZ, Inc. *                                                  2,926       14,922
Cenveo, Inc. * (a)                                            1,579       16,374
Chemed Corp.                                                    702       30,425
Color Kinetics, Inc. * (a)                                      715       10,725
Morningstar, Inc. * (a)                                         964       30,848
Providence Service Corp. * (a)                                  341       10,431
TNS, Inc. *                                                     676       16,393
Vertrue, Inc. * (a)                                             337       12,250
Wright Express Corp. * (a)                                    1,095       23,641
                                                                      ----------
                                                                         274,716

COMPUTERS & BUSINESS EQUIPMENT - 3.24%
3Com Corp. *                                                 11,545       47,104
3D Systems Corp. * (a)                                          502       11,159
ADE Corp. * (a)                                                 485       10,903
Advanced Digital Information Corp. *                          2,097       19,712
Agilysys, Inc.                                                  891       15,004
Anteon International Corp. *                                    897       38,356
Apple Computer, Inc. *                                       20,964    1,123,880
Applied Films Corp. *                                           494       10,374
Benchmark Electronics, Inc. * (a)                             1,104       33,252
Brocade Communications Systems, Inc. *                        7,470       30,478
Brooks Automation, Inc. *                                     1,370       18,262
CACI International, Inc., Class A *                             755       45,753
CDW Corp.                                                     2,148      126,560
Cogent, Inc. * (a)                                            2,302       54,673
Cognizant Technology Solutions Corp., Class A *               3,487      162,459
Dell, Inc. *                                                 63,719    2,179,190
Diebold, Inc.                                                 1,795       61,856
Digi International, Inc. *                                      976       10,472
Dot Hill Systems Corp. * (a)                                  1,830       12,316
Echelon Corp. * (a)                                           1,745       16,071
Electronics For Imaging, Inc. *                               1,541       35,351
EMC Corp. *                                                  62,264      805,696
Enterasys Networks, Inc. *                                    7,914       10,605
Extreme Networks, Inc. *                                      3,721       16,558
Falconstor Software, Inc. * (a)                               1,768       10,714
FileNET Corp. *                                               1,109       30,941
Foundry Networks, Inc. *                                      3,744       47,549
Gateway, Inc. * (a)                                          10,610       28,647
GTECH Holdings Corp.                                          2,995       96,020
Helix Technology Corp.                                          927       13,673
Henry, Jack & Associates, Inc.                                2,393       46,424

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Hewlett-Packard Company                                     74,278   $ 2,168,918
Hypercom Corp. * (a)                                         1,825        11,899
Ingram Micro, Inc., Class A *                                4,073        75,513
InPhonic, Inc. * (a)                                         1,036        14,245
Intergraph Corp. * (a)                                         729        32,594
International Business Machines Corp.                       41,335     3,315,894
Ixia * (a)                                                   1,816        26,713
Komag, Inc. * (a)                                              769        24,577
Kronos, Inc. * (a)                                             839        37,453
Lexar Media, Inc. * (a)                                      2,585        16,544
Lexmark International, Inc. *                                3,318       202,564
Maxtor Corp. * (a)                                           7,028        30,923
Merge Technologies, Inc. * (a)                                 706        12,066
Micros Systems, Inc. *                                       1,012        44,275
Mobility Electronics, Inc. * (a)                             1,121        11,950
MTS Systems Corp.                                              568        21,453
Multi-Fineline Electronix, Inc. * (a)                          704        20,606
National Instruments Corp. (a)                               2,123        52,311
Network Appliance, Inc. *                                    9,477       224,984
Oplink Communications, Inc. * (a)                            6,568         9,983
Palm, Inc. * (a)                                             1,289        36,517
Plexus Corp. *                                               1,376        23,516
Quantum Corp. * (a)                                          5,860        18,107
Radiant Systems, Inc. *                                      1,012        10,444
RadiSys Corp. *                                                700        13,580
Rimage Corp. * (a)                                             443        11,815
Sandisk Corp. *                                              4,594       221,660
Seagate Technology, Inc. *                                  12,083       191,516
SI International, Inc. * (a)                                   375        11,614
Silicon Storage Technology, Inc. * (a)                       3,375        18,158
Sonic Solutions * (a)                                          749        16,103
Standard Microsystems Corp. *                                  652        19,501
Stratasys, Inc. * (a)                                          354        10,514
Sun Microsystems, Inc. *                                    87,449       342,800
Sybase, Inc. * (a)                                           2,403        56,278
Sykes Enterprises, Inc. *                                    1,341        15,958
Synaptics, Inc. * (a)                                          796        14,965
Tech Data Corp. *                                            1,529        56,130
Trident Microsystems, Inc. * (a)                               737        23,444
Western Digital Corp. * (a)                                  5,416        70,029
Witness Systems, Inc. * (a)                                    764        15,960
Xerox Corp. *                                               24,593       335,694
                                                                     -----------
                                                                      13,059,780

CONSTRUCTION & MINING EQUIPMENT - 0.16%
A.S.V., Inc. * (a)                                             820        18,573
Astec Industries, Inc. *                                       614        17,431
Buckeye Partners, LP (a)                                       925        44,076
Bucyrus International, Inc., Class A (a)                       554   $    27,218
Carbo Ceramics, Inc.                                           636        41,970
Dril-Quip, Inc. *                                              551        26,448
Gulf Islands Fabrication, Inc.                                 574        16,502
Kaman Corp., Class A                                           836        17,096
Layne Christensen Company *                                    570        13,424
National Oilwell, Inc. *                                     4,349       286,164
Parker Drilling Company *                                    3,032        28,107
Rowan Companies, Inc.                                        2,735        97,065
Washington Group International, Inc. *                         522        28,131
                                                                     -----------
                                                                         662,205

CONSTRUCTION MATERIALS - 0.30%
Ameron International Corp.                                     317        14,709
Applied Industrial Technologies, Inc.                          775        27,807
Clarcor, Inc.                                                1,075        30,874
Columbus McKinnon Corp. *                                      458        10,836
Comfort Systems USA, Inc. * (a)                              1,453        12,801
EMCOR Group, Inc. *                                            366        21,704
Florida Rock Industries, Inc.                                1,672       107,158
Forest City Enterprises, Inc.                                2,582        98,374
Granite Construction, Inc. (a)                               1,122        42,905
JLG Industries, Inc. (a)                                     1,301        47,604
Lafarge Corp.                                                1,745       117,979
Martin Marietta Materials, Inc.                              1,197        93,917
Regal-Beloit Corp. (a)                                         637        20,664
Sherwin-Williams Company                                     3,485       153,584
Simpson Manufacturing, Inc. (a)                              1,267        49,590
Standex International Corp.                                    445        11,717
Trinity Industries, Inc. (a)                                 1,287        52,111
Universal Forest Products, Inc.                                493        28,259
USG Corp. * (a)                                              1,131        77,722
Vulcan Materials Company                                     2,593       192,427
                                                                     -----------
                                                                       1,212,742

CONTAINERS & GLASS - 0.21%
Ball Corp.                                                   2,729       100,263
Bemis Company, Inc.                                          2,561        63,257
Graphic Packaging Corp. * (a)                                5,919        16,573
Greif, Inc., Class A                                           591        35,519
Interpool, Inc. (a)                                            803        14,655
Jarden Corp. * (a)                                           1,301        53,432
Longview Fibre Company                                       1,434        27,949
Mobile Mini, Inc. * (a)                                        406        17,600
Owens-Illinois, Inc. *                                       3,962        81,696
Packaging Corp. of America (a)                               2,692        52,252
Pactiv Corp. *                                               3,913        68,556
Sealed Air Corp. *                                           2,199       104,365
Silgan Holdings, Inc.                                        1,036        34,457

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Smurfit-Stone Container Corp. *                              6,838   $    70,842
Sonoco Products Company                                      2,321        63,386
West Pharmaceutical Services, Inc.                             854        25,338
                                                                     -----------
                                                                         830,140

COSMETICS & TOILETRIES - 1.87%
Alberto Culver Company, Class B                              2,291       102,522
Avon Products, Inc.                                         12,087       326,349
Chattem, Inc. * (a)                                            544        19,312
Colgate-Palmolive Company                                   13,351       704,799
Elizabeth Arden, Inc. * (a)                                    876        18,904
Estee Lauder Companies, Inc., Class A                        3,421       119,153
Helen Troy, Ltd. * (a)                                         768        15,852
Intermediate Parfums, Inc. (a)                                 669        13,173
International Flavors & Fragrances, Inc. (a)                 2,392        85,251
Kimberly-Clark Corp.                                        12,211       726,921
Nature's Sunshine Products, Inc. (a)                           612        14,223
Nu Skin Enterprises, Inc., Class A                           1,845        35,147
Playtex Products, Inc. * (a)                                 1,767        19,437
Procter & Gamble Company                                    63,822     3,794,856
Revlon, Inc., Class A * (a)                                 10,661        34,328
Steiner Leisure, Ltd. *                                        496        16,849
The Gillette Company                                        25,424     1,479,677
                                                                     -----------
                                                                       7,526,753

CRUDE PETROLEUM & NATURAL GAS - 2.52%
Amerada Hess Corp.                                           2,313       318,038
Apache Corp.                                                 8,338       627,184
Bois d'Arc Energy, Inc. * (a)                                1,521        26,176
Burlington Resources, Inc.                                   9,896       804,743
Cabot Oil & Gas Corp., Class A                               1,268        64,047
Cascade Natural Gas Corp. (a)                                  738        16,066
Chesapeake Energy Corp. (a)                                  7,739       296,017
ChevronTexaco Corp.                                         57,807     3,741,847
Cimarex Energy Company *                                     2,005        90,887
Devon Energy Corp.                                          12,073       828,691
Dresser-Rand Group, Inc. * (a)                               1,943        47,856
Edge Petroleum Corp. * (a)                                     623        16,441
EOG Resources, Inc.                                          6,047       452,920
FX Energy, Inc. * (a)                                        1,190        14,244
Goodrich Petroleum Corp. * (a)                                 708        16,617
Harvest Natural Resources, Inc. * (a)                        1,126        12,082
Helmerich & Payne, Inc.                                      1,299        78,447
Hydril *                                                       651        44,685
Newfield Exploration Company *                               3,170       155,647
Occidental Petroleum Corp.                                  10,096       862,501
Parallel Petroleum Corp. * (a)                               1,146        16,044
Patterson-UTI Energy, Inc.                                   4,316       155,721
Petroquest Energy, Inc. * (a)                                1,652        17,247
Pioneer Natural Resources Company (a)                        3,672       201,666
Plains Exploration & Production Company *                    2,017   $    86,368
Pogo Producing Company                                       1,577        92,948
Quicksilver Resources, Inc. * (a)                            1,941        92,760
Spinnaker Exploration Company *                                945        61,132
Sunoco, Inc.                                                 3,535       276,437
Swift Energy Company * (a)                                     739        33,809
TEPPCO Partners, LP (a)                                      1,712        69,507
Tipperary Corp. * (a)                                        1,594        11,748
Toreador Resources Corp. * (a)                                 465        16,461
Unit Corp. *                                                 1,196        66,115
W&T Offshore, Inc. (a)                                       1,778        57,661
XTO Energy, Inc.                                             8,832       400,266
                                                                     -----------
                                                                      10,171,026

DOMESTIC OIL - 0.46%
Atlas America, Inc. * (a)                                      470        22,960
Berry Petroleum Company, Class A (a)                           625        41,681
BP Prudhoe Bay Royalty Trust (a)                               480        37,978
Brigham Exploration Company * (a)                            1,492        19,172
Carrizo Oil & Gas, Inc. * (a)                                  708        20,744
Comstock Resources, Inc. *                                   1,109        36,386
Delta Petroleum Corp. * (a)                                  1,271        26,437
Denbury Resources, Inc. *                                    1,396        70,414
Dorchester Minerals LP                                         812        24,888
Encore Aquisition Company *                                  1,352        52,525
Energy Partners, Ltd. * (a)                                    918        28,660
EnergySouth, Inc. (a)                                          561        15,478
Enterprise Products Partners LP (a)                          9,895       249,156
Forest Oil Corp. *                                           1,544        80,442
Frontier Oil Corp. (a)                                       1,448        64,219
Giant Industries, Inc. * (a)                                   393        23,006
Holly Corp.                                                    855        54,703
Houston Exploration Company *                                  707        47,546
KCS Energy, Inc. * (a)                                       1,365        37,578
Maverick Tube Corp. *                                        1,173        35,190
McMoran Exploration Company * (a)                              808        15,708
Meridian Resource Corp. * (a)                                2,912        12,143
Murphy Oil Corp.                                             4,710       234,888
Noble Energy, Inc.                                           2,071        97,130
Oil States International, Inc. *                             1,337        48,547
Range Resources Corp. (a)                                    2,065        79,730
Remington Oil Gas Corp. *                                      716        29,714
St. Mary Land & Exploration Company (a)                      1,519        55,595
Stone Energy Corp. * (a)                                       684        41,751
Sunoco Logistics Partners LP (a)                               671        25,934
Syntroleum Corp. * (a)                                       1,526        22,219
TETRA Technologies, Inc. * (a)                                 888        27,723
Vintage Petroleum, Inc.                                      1,714        78,261

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Warren Resources, Inc. * (a)                                  1,268   $   21,239
Whiting Petroleum Corp. *                                       793       34,765
Williams Clayton Energy, Inc. * (a)                             424       18,317
World Fuel Services Corp.                                       660       21,417
                                                                      ----------
                                                                       1,854,244

DRUGS & HEALTH CARE - 0.72%
1 800 Contacts * (a)                                            593       11,119
Abiomed, Inc. * (a)                                             930        9,365
Alliance Imaging, Inc. * (a)                                  1,477       12,628
Alpharma, Inc., Class A                                       1,461       36,335
Antigenics, Inc. * (a)                                        1,843        9,989
Ariad Pharmaceuticals, Inc. * (a)                             1,883       13,991
Arrow International, Inc. (a)                                 1,219       34,376
Beverly Enterprises, Inc. * (a)                               2,971       36,395
Biomarin Pharmaceutical, Inc. * (a)                           2,243       19,581
Candela Corp. * (a)                                           1,051       10,321
Cell Genesys, Inc. * (a)                                      1,799        9,859
CNS, Inc.                                                       522       13,609
Conmed Corp. *                                                  870       24,256
Conor Medsystems, Inc. * (a)                                  1,056       24,816
Curagen Corp. * (a)                                           1,946        9,633
CV Therapeutics, Inc. * (a)                                   1,116       29,853
Datascope Corp.                                                 482       14,952
Dendreon Corp. * (a)                                          2,079       13,950
Depome, Inc. * (a)                                            1,720       11,146
Diversa Corp. * (a)                                           2,014       11,661
DOV Pharmaceutical, Inc. * (a)                                  763       12,956
Durect Corp., Inc. * (a)                                      1,584       10,850
Enzo Biochem, Inc. * (a)                                      1,022       15,698
Enzon Pharmaceuticals, Inc. * (a)                             1,473        9,766
Gentiva Health Services, Inc. * (a)                             727       13,173
Healthextras, Inc. * (a)                                      1,075       22,983
Hillenbrand Industries, Inc.                                  1,488       70,010
IDX Systems Corp. * (a)                                         889       38,387
I-Flow Corp. * (a)                                              803       11,009
Illumina, Inc. * (a)                                          1,196       15,321
ImClone Systems, Inc. * (a)                                   2,194       69,001
Immucor Corp. * (a)                                           1,223       33,559
Immunogen, Inc. * (a)                                         1,666       12,228
Intuitive Surgical, Inc. * (a)                                  893       65,448
Invacare Corp.                                                  805       33,544
Kos Pharmaceuticals, Inc. *                                   1,037       69,406
K-V Pharmaceutical Company, Class A * (a)                     1,424       25,304
Landauer, Inc.                                                  275       13,475
Luminex Corp. * (a)                                           1,245       12,500
Mannatech, Inc. (a)                                             860       10,191
Matria Healthcare, Inc. * (a)                                   525       19,819
Maxygen, Inc. * (a)                                           1,485       12,311
Medical Action Inc. *                                           548   $    9,404
Mentor Corp. (a)                                              1,098       60,401
Meridian Bioscience, Inc. (a)                                   860       17,802
Micro Therapeutics, Inc. * (a)                                2,244       12,544
Molina Healthcare, Inc. * (a)                                   762       19,042
NDCHealth Corp. *                                             1,110       21,001
NeoPharm, Inc. * (a)                                            951       11,792
Neurogen Corp. * (a)                                          1,590       10,939
New River Pharmaceuticals, Inc. * (a)                           522       25,025
Northfield Laboratories, Inc. * (a)                             894       11,533
Option Care, Inc. (a)                                           947       13,864
OraSure Technologies, Inc. * (a)                              1,438       13,560
Parexel International Corp. *                                   772       15,509
Perrigo Company                                               2,671       38,222
Quidel Corp. * (a)                                            1,121       10,605
Res-Care, Inc. * (a)                                            840       12,928
Third Wave Technologies, Inc. * (a)                           1,901        9,410
Vital Signs, Inc.                                               384       17,699
Wyeth                                                        34,221    1,583,406
Xenoport, Inc. * (a)                                            765       12,622
Zymogenetics, Inc. *                                          1,766       29,139
                                                                      ----------
                                                                       2,911,221

EDUCATIONAL SERVICES - 0.07%
eCollege.com * (a)                                              789       11,725
Educate, Inc. * (a)                                           1,309       19,635
Education Management Corp. *                                  1,948       62,803
Laureate Education, Inc. *                                    1,281       62,731
Leapfrog Enterprises, Inc., Class A * (a)                     1,856       27,413
Learning Tree International, Inc. * (a)                         895       11,814
Lincoln Educational Services Corp. *                            721        8,501
Princeton Review, Inc. * (a)                                  1,716       10,313
Renaissance Learning, Inc. (a)                                1,006       17,907
Strayer Education, Inc.                                         389       36,768
Universal Technical Institute, Inc. *                           795       28,310
                                                                      ----------
                                                                         297,920

ELECTRICAL EQUIPMENT - 2.82%
A.O. Smith Corp.                                                819       23,341
Aaon, Inc. * (a)                                                591       10,863
American Power Conversion Corp.                               5,193      134,499
American Science & Engineering, Inc. * (a)                      259       16,988
AMETEK, Inc.                                                  1,742       74,854
Anaren, Inc. *                                                  842       11,872
Anixter International, Inc. *                                   942       37,991
Artesyn Technologies, Inc. * (a)                              1,392       12,946
Audiovox Corp., Class A *                                       849       11,869
AVX Corp. (a)                                                 4,809       61,267
Baldor Electric Company                                         955       24,209
BEI Technologies, Inc.                                          515       18,020

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Capstone Turbine Corp. * (a)                                 2,603   $     9,241
Cohu, Inc. (a)                                                 665        15,727
Cooper Industries, Ltd., Class A                             3,658       252,914
DTS, Inc. * (a)                                                607        10,222
Emerson Electric Company                                    10,636       763,665
Encore Wire Corp. * (a)                                        981        15,951
Excel Technology, Inc. * (a)                                   468        12,023
General Cable Corp. * (a)                                    1,230        20,664
General Electric Company                                   271,810     9,151,843
Genlyte Group, Inc. *                                          753        36,204
Global Power Equipment Group, Inc. * (a)                     1,611        11,486
Greatbatch, Inc. * (a)                                         694        19,043
Hubbell, Inc., Class B                                       1,540        72,272
Littelfuse, Inc. *                                             699        19,663
Methode Electronics, Inc., Class A                           1,162        13,386
Metrologic Instruments, Inc. * (a)                             771        14,024
Molex, Inc.                                                  4,882       130,252
Plug Power, Inc. * (a)                                       2,569        17,469
Powell Industries, Inc. * (a)                                  513        11,229
Power-One, Inc. * (a)                                        2,800        15,512
Preformed Line Products Company (a)                            270        12,744
Sirf Technology Holdings, Inc. * (a)                         1,226        36,939
Symbol Technologies, Inc.                                    6,513        63,046
Tektronix, Inc.                                              2,317        58,458
Universal Electronics, Inc. * (a)                              677        11,705
Vicor Corp. (a)                                              1,299        19,680
W.H. Brady Company, Class A                                  1,288        39,851
Watsco, Inc.                                                   617        32,769
Wesco International, Inc. *                                  1,263        42,778
                                                                     -----------
                                                                      11,369,479

ELECTRICAL UTILITIES - 2.47%
Allegheny Energy, Inc. * (a)                                 4,022       123,556
Allete, Inc. (a)                                               815        37,335
Alliant Corp.                                                2,981        86,837
Ameren Corp.                                                 4,868       260,389
American Electric Power Company, Inc.                       10,060       399,382
Avista Corp.                                                 1,458        28,285
Black Hills Corp. (a)                                          882        38,252
Calpine Corp. * (a)                                         14,687        38,039
CenterPoint Energy, Inc.                                     8,005       119,034
Central Vermont Public Service Corp. (a)                       732        12,810
CH Energy Group, Inc. (a)                                      423        20,084
Cinergy Corp.                                                4,912       218,142
Cleco Corp.                                                  1,458        34,380
CMS Energy Corp. *                                           5,687        93,551
Connecticut Water Service, Inc. (a)                            607        15,005
Consolidated Edison, Inc. (a)                                6,016       292,077
Constellation Energy Group, Inc.                             4,480       275,968
Dominion Resources, Inc.                                     8,661   $   746,059
DPL, Inc.                                                    3,258        90,572
DTE Energy Company                                           4,123       189,081
Duquesne Light Holdings, Inc. (a)                            2,209        38,017
Edison International                                         8,384       396,396
El Paso Electric Company *                                   1,338        27,897
Empire District Electric Company (a)                           782        17,884
Entergy Corp.                                                5,317       395,160
Exelon Corp.                                                16,990       907,946
FirstEnergy Corp.                                            8,378       436,661
Florida Public Utilities Company                               757        12,021
FPL Group, Inc.                                              9,963       474,239
Great Plains Energy, Inc. (a)                                1,901        56,859
Green Mountain Power Corp.                                     415        13,666
Hawaiian Electric Industries, Inc. (a)                       2,026        56,485
IDACORP, Inc. (a)                                            1,116        33,625
ITC Holdings Corp.                                             690        19,996
MGE Energy, Inc. (a)                                           591        21,578
Northeast Utilities                                          3,421        68,249
NorthWestern Corp. (a)                                         725        21,888
NSTAR                                                        2,685        77,650
OGE Energy Corp.                                             2,318        65,136
Otter Tail Corp. (a)                                           635        19,647
Pepco Holdings, Inc.                                         4,911       114,279
PG&E Corp.                                                   9,509       373,228
Pike Electric Corp. *                                          804        15,059
Pinnacle West Capital Corp.                                  2,342       103,235
PNM Resources, Inc.                                          1,663        47,678
PPL Corp.                                                    9,710       313,924
Public Service Enterprise Group, Inc.                        6,081       391,373
Puget Energy, Inc.                                           2,577        60,508
Quanta Services, Inc. * (a)                                  3,304        42,159
Reliant Energy, Inc. *                                       7,920       122,285
Sierra Pacific Resources *                                   3,278        48,678
TECO Energy, Inc.                                            5,261        94,803
The AES Corp. *                                             16,912       277,864
The Southern Company                                        18,925       676,758
TXU Corp.                                                    6,129       691,842
UIL Holding Corp. (a)                                          379        19,826
Unisource Energy Corp. (a)                                     934        31,046
Unitil Corp. (a)                                               538        15,118
Westar Energy, Inc.                                          2,380        57,429
Wisconsin Energy Corp.                                       2,895       115,568
WPS Resources Corp. (a)                                        922        53,292
                                                                     -----------
                                                                       9,945,790

ELECTRONICS - 0.84%
Adaptec, Inc. *                                              3,769        14,435
Adobe Systems, Inc.                                         12,514       373,543

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Agere Systems, Inc. *                                         4,758   $   49,531
Agilent Technologies, Inc. *                                 12,661      414,648
Amphenol Corp., Class A                                       2,250       90,765
Analogic Corp.                                                  383       19,307
Ansoft Corp. *                                                  422       12,280
Arrow Electronics, Inc. *                                     2,856       89,564
Avnet, Inc. *                                                 3,424       83,717
Bel Fuse, Inc., Class B (a)                                     429       15,628
Belden CDT, Inc. (a)                                          1,339       26,017
Checkpoint Systems, Inc. *                                    1,069       25,357
CTS Corp. (a)                                                 1,207       14,605
Cubic Corp. (a)                                                 854       14,620
Daktronics, Inc.                                                610       14,628
Dolby Laboratories, Inc. *                                    2,801       44,816
Electro Scientific Industries, Inc. *                           818       18,290
Enersys *                                                     1,440       21,845
Engineered Support Systems, Inc.                              1,062       43,584
FEI Company * (a)                                               999       19,231
FLIR Systems, Inc. *                                          1,826       54,013
Franklin Electric, Inc. (a)                                     660       27,317
Garmin, Ltd. (a)                                              2,654      180,021
Harman International Industries, Inc.                         1,713      175,189
Hutchinson Technology, Inc. * (a)                               742       19,381
Identix, Inc. * (a)                                           2,875       13,513
II-VI, Inc. * (a)                                               896       15,895
Imation Corp.                                                   900       38,583
Integrated Silicon Solution, Inc. * (a)                       1,390       11,676
Intermagnetics General Corp. * (a)                              792       22,128
Itron, Inc. * (a)                                               598       27,305
Jabil Circuit, Inc. *                                         5,226      161,588
Keithley Instruments, Inc.                                      772       11,271
Kemet Corp. * (a)                                             2,841       23,808
L-3 Communications Holdings, Inc.                             2,903      229,540
LoJack Corp. * (a)                                              589       12,451
Measurement Specialties, Inc. * (a)                             461        9,773
Medis Technologies, Ltd. * (a)                                  909       16,317
Mentor Graphics Corp. *                                       2,276       19,574
Mercury Computer Systems, Inc. *                                614       16,118
OSI Systems, Inc. * (a)                                         637       10,065
Park Electrochemical Corp.                                      615       16,390
Photon Dynamics, Inc. * (a)                                     571       10,935
Portalplayer, Inc. * (a)                                        664       18,214
Rogers Corp. * (a)                                              504       19,505
Sanmina-SCI Corp. *                                          14,096       60,472
Solectron Corp. *                                            25,915      101,328
Supertex, Inc. *                                                369       11,066
Sycamore Networks, Inc. * (a)                                 8,077       30,450
Synopsys, Inc. *                                              3,887       73,464
Taser International, Inc. * (a)                               1,866   $   11,513
Technitrol, Inc. (a)                                          1,317       20,176
Teleflex, Inc. (a)                                            1,013       71,417
Thermo Electron Corp. *                                       4,108      126,937
Thomas & Betts Corp. *                                        1,508       51,890
Trimble Navigation, Ltd. * (a)                                1,392       46,896
TTM Technologies, Inc. * (a)                                  1,441       10,303
Universal Display Corp. * (a)                                 1,117       12,455
Varian, Inc. *                                                  932       31,986
Vishay Intertechnology, Inc. *                                4,899       58,543
Woodhead Industries, Inc.                                       732       10,050
X-Rite, Inc. (a)                                                956       11,854
Zebra Technologies Corp., Class A *                           1,893       73,997
                                                                      ----------
                                                                       3,381,778

ENERGY - 0.75%
Alon USA Energy, Inc. *                                       1,141       27,555
Covanta Holding Corp. * (a)                                   3,717       49,919
Duke Energy Corp.                                            24,052      701,597
Energen Corp.                                                 1,822       78,820
Energy East Corp.                                             3,693       93,027
Evergreen Solar, Inc. * (a)                                   1,868       17,428
Fuelcell Energy, Inc. * (a)                                   1,584       17,376
Hanover Compressor Company * (a)                              2,532       35,094
Headwaters, Inc. * (a)                                        1,096       40,990
KFx, Inc. * (a)                                               1,856       31,775
Marathon Oil Corp.                                            9,373      646,081
MDU Resources Group, Inc.                                     2,935      104,633
New Jersey Resources Corp. (a)                                  616       28,324
NRG Energy, Inc. * (a)                                        2,317       98,704
Ormat Technologies, Inc. (a)                                  1,009       22,329
Pacific Ethanol, Inc. * (a)                                   1,002       10,341
Pioneer Drilling Company * (a)                                1,275       24,888
Progress Energy, Inc.                                         6,158      275,570
SCANA Corp.                                                   2,736      115,569
Sempra Energy                                                 5,791      272,524
Southwestern Energy Company *                                 1,865      136,891
Xcel Energy, Inc. (a)                                        10,464      205,199
                                                                      ----------
                                                                       3,034,634

FINANCIAL SERVICES - 6.85%
A.G. Edwards, Inc.                                            1,981       86,788
Accredited Home Lenders Holding Company * (a)                   564       19,830
Ace Cash Express, Inc. * (a)                                    486        9,482
Advance America Cash Advance Centers, Inc. (a)                2,342       31,031
Advanta Corp., Class A                                          895       23,324
Affiliated Managers Group, Inc. * (a)                           775       56,126
Alliance Capital Management Holding, LP                       2,025       96,896
Americredit Corp. *                                           3,852       91,947
Ameritrade Holding Corp. * (a)                               10,454      224,552

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Asset Acceptance Capital Corp. * (a)                          1,057   $   31,678
Asta Funding, Inc. (a)                                          416       12,630
Bankrate, Inc. * (a)                                            447       12,261
Bay View Capital Corp.                                          830       12,716
Bear Stearns Companies, Inc.                                  2,698      296,105
Blackrock, Inc., Class A (a)                                  1,347      119,371
BNP Residential Properties, Inc.                                968       13,891
Calamos Asset Management, Inc.                                  685       16,906
Capital One Financial Corp.                                   6,323      502,805
Capitalsource Inc. * (a)                                      3,189       69,520
Charles Schwab Corp.                                         35,274      509,004
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                           1,503       30,811
Cheviot Financial Corp. (a)                                   1,090       12,382
Chicago Merchantile Exchange                                    847      285,693
CIT Group, Inc.                                               5,408      244,333
Citigroup, Inc.                                             133,248    6,065,449
City Holding Company (a)                                        455       16,271
Cohen & Steers, Inc. (a)                                      1,061       21,220
Collegiate Funding Services * (a)                               938       13,892
Commercial Capital Bancorp, Inc. (a)                          1,583       26,911
Countrywide Financial Corp.                                  14,930      492,391
Cross Timbers Royalty Trust (a)                                 315       17,105
Delphi Financial Group, Inc. (a)                                839       39,265
E Loan, Inc. * (a)                                            2,315        9,700
E*TRADE Financial Corp. *                                     9,684      170,438
Eaton Vance Corp.                                             3,446       85,530
Encore Capital Group, Inc. * (a)                                707       12,613
EuroBancshares, Inc. * (a)                                      747       11,138
Federal Home Loan Mortgage Corp.                             17,660      997,084
Federal National Mortgage Association                        24,818    1,112,343
Federated Investors, Inc., Class B                            2,698       89,655
Financial Federal Corp. (a)                                     452       17,990
First Marblehead Corp. (a)                                    1,739       44,171
Fiserv, Inc. *                                                4,943      226,735
Franklin Resources, Inc.                                      6,371      534,909
Friedman, Billings, Ramsey Group, Inc. (a)                    3,899       39,731
Fulton Financial Corp. (a)                                    3,655       61,221
GFI Group, Inc. * (a)                                           784       32,277
Harbor Florida Bancshares, Inc. (a)                             471       17,083
Heartland Payment Systems, Inc. *                               876       20,901
Hugoton Royalty Trust SBI (a)                                 1,024       41,421
IndyMac Bancorp, Inc.                                         1,474       58,341
Instinet Group, Inc. *                                        9,517       47,299
Interactive Data Corp. *                                      2,570       58,211
International Bancshares Corp.                                1,523       45,233
International Securities Exchange Inc. * (a)                  1,047       24,500
Investment Technology Group, Inc. * (a)                       1,162       34,395
Investors Real Estate Trust, SBI (a)                          1,634       15,523
Ipayment, Inc. *                                                474   $   17,936
iStar Financial, Inc.                                         2,686      108,595
ITLA Capital Corp. * (a)                                        205       10,760
Janus Capital Group, Inc.                                     5,995       86,628
Jeffries Group, Inc.                                          1,483       64,585
JPMorgan Chase & Company                                     90,219    3,061,131
Kearny Financial Corp. (a)                                    1,743       21,787
Knight Capital Group, Inc. * (a)                              3,074       25,545
LaBranche & Company, Inc. * (a)                               2,008       17,450
Legg Mason, Inc.                                              2,737      300,222
Lehman Brothers Holdings, Inc.                                7,073      823,863
Leucadia National Corp. (a)                                   2,790      120,249
MarketAxess Holdings, Inc. * (a)                                915       12,444
MBNA Corp.                                                   32,808      808,389
Mellon Financial Corp.                                       10,509      335,973
Merrill Lynch & Company, Inc.                                23,818    1,461,234
Metris Companies, Inc. * (a)                                  1,674       24,491
Moneygram International, Inc.                                 2,341       50,823
Morgan Stanley                                               27,918    1,505,897
Nasdaq Stock Market, Inc. * (a)                               2,160       54,756
National Financial Partners Corp.                               949       42,838
National Health Realty, Inc., REIT (a)                          791       15,353
NBT Bancorp, Inc. (a)                                           870       20,523
Nelnet, Inc., Class A * (a)                                   1,469       55,837
Nuveen Investments, Inc., Class A (a)                         1,851       72,911
Ocwen Financial Corp. * (a)                                   2,238       15,532
optionsXpress Holdings Inc. (a)                               1,851       35,243
Piper Jaffray Companies, Inc. *                                 629       18,782
PNC Financial Services Group, Inc.                            7,197      417,570
Portfolio Recovery Associates, Inc. * (a)                       444       19,172
Providian Financial Corp. *                                   7,532      133,166
Raymond James Financial, Inc.                                 1,877       60,289
Refco, Inc. *                                                 3,088       87,298
Sanders Morris Haris Group, Inc. (a)                            702       11,478
SEI Investment Company                                        2,695      101,278
SLM Corp.                                                    10,755      576,898
State Street Corp. (c)                                        8,425      412,151
Stifel Financial Corp. * (a)                                    437       15,688
Student Loan Corp.                                              515      121,993
SWS Group, Inc.                                                 721       11,824
Synovus Financial Corp.                                       7,501      207,928
T. Rowe Price Group, Inc.                                     3,301      215,555
Tarragon Realty Investments, Inc. * (a)                         701       13,011
The Goldman Sachs Group, Inc.                                12,376    1,504,674
Thornburg Mortgage Asset Corp. (a)                            2,085       52,250
UMB Financial Corp. (a)                                         498       32,709
United Community Financial Corp. (a)                          1,175       13,183
United Panam Financial Corp. * (a)                              491       12,260

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Waddell & Reed Financial, Inc., Class A                      2,329   $    45,089
Washington Mutual, Inc.                                     22,173       869,625
Wesco Financial Corp.                                          174        59,525
Westcorp, Inc. (a)                                           1,310        77,159
World Acceptance Corp. * (a)                                   547        13,899
WSFS Financial Corp. (a)                                       201        11,837
                                                                     -----------
                                                                      27,598,314

FOOD & BEVERAGES - 3.08%
Bob Evans Farms, Inc. (a)                                    1,095        24,867
Buffalo Wild Wings, Inc. * (a)                                 376         9,964
Campbell Soup Company                                       10,481       311,810
Chiquita Brands International, Inc. (a)                      1,187        33,177
Coca-Cola Bottling Company                                     298        14,584
Coca-Cola Enterprises, Inc.                                 12,029       234,566
ConAgra Foods, Inc.                                         13,534       334,967
Constellation Brands, Inc., Class A *                        5,488       142,688
Corn Products International, Inc. (a)                        2,004        40,421
Cosi, Inc. * (a)                                             1,153        11,322
Cruzan International, Inc. *                                   531        14,873
Dean Foods Company *                                         3,852       149,689
Del Monte Foods Company * (a)                                5,407        58,017
Denny's Corp. * (a)                                          2,667        11,068
Domino's Pizza, Inc. (a)                                     1,744        40,670
Dreyer's Grand Ice Cream Holdings, Inc. (a)                  2,110       173,210
Farmer Brothers Company (a)                                    578        11,670
Fisher Communications, Inc. *                                  258        12,012
Flowers Foods, Inc.                                          1,701        46,403
General Mills, Inc.                                          9,702       467,636
Gold Kist, Inc. * (a)                                        1,435        28,054
H.J. Heinz Company                                           8,760       320,090
Hain Celestial Group, Inc. *                                 1,053        20,428
Hansen Natural Corp. * (a)                                     608        28,625
Hershey Foods Corp.                                          6,253       352,106
Hormel Foods Corp.                                           3,501       115,498
J & J Snack Foods Corp.                                        273        15,779
John B. Sanfilippo & Son, Inc. * (a)                           526         9,205
Kellogg Company                                             10,462       482,612
Kraft Foods, Inc., Class A                                  43,609     1,333,999
Lance, Inc. (a)                                                948        16,552
M & F Worldwide Corp. * (a)                                    863        13,420
McCormick & Company, Inc.                                    3,436       112,117
National Beverage Corp. *                                    1,469        11,399
Nuco2, Inc. * (a)                                              480        12,360
Peets Coffee & Tea, Inc. * (a)                                 450        13,779
Pepsi Bottling Group, Inc.                                   6,252       178,495
PepsiAmericas, Inc.                                          3,553        80,760
PepsiCo, Inc.                                               43,143     2,446,640
Performance Food Group Company * (a)                         1,071        33,801
Pilgrims Pride Corp.                                         1,761   $    64,100
Premium Standard Farms, Inc. *                                 861        12,760
Ralcorp Holdings, Inc.                                         806        33,788
Ruth's Chris Steak House, Inc. *                               622        11,432
Sanderson Farms, Inc. (a)                                      587        21,813
Sara Lee Corp.                                              20,260       383,927
Seabord Corp. (a)                                               34        46,682
Sensient Technologies Corp.                                  1,315        24,919
Smithfield Foods, Inc. *                                     2,907        86,280
Starbucks Corp. *                                           10,244       513,224
Texas Roadhouse, Inc. * (a)                                  1,964        29,264
The Coca-Cola Company                                       61,754     2,667,155
The J.M. Smucker Company                                     1,462        70,965
The Steak & Shake Company * (a)                                873        15,845
Tootsie Roll Industries, Inc.                                1,517        48,165
TreeHouse Foods, Inc. *                                        638        17,149
Tyson Foods, Inc., Class A                                   9,010       162,631
USANA Health Sciences, Inc. * (a)                              525        25,043
William Wrigley Jr. Company                                  5,612       403,391
                                                                     -----------
                                                                      12,407,866

FOREST PRODUCTS - 0.13%
Caraustar Industries, Inc. *                                 1,066        11,705
Deltic Timber Corp.                                            400        18,420
Rayonier, Inc.                                               1,112        64,073
Weyerhaeuser Company                                         6,015       413,531
                                                                     -----------
                                                                         507,729

FUNERAL SERVICES - 0.03%
Alderwoods Group, Inc. *                                     1,302        21,327
Service Corp. International                                  8,473        70,241
Stewart Enterprises, Inc., Class A (a)                       3,105        20,586
                                                                     -----------
                                                                         112,154

FURNITURE & FIXTURES - 0.07%
American Woodmark Corp. (a)                                    495        16,632
Ethan Allen Interiors, Inc. (a)                                892        27,964
Furniture Brands International, Inc. (a)                     1,404        25,314
Kimball International, Inc., Class B (a)                     1,456        17,603
La-Z-Boy, Inc. (a)                                           1,567        20,669
Leggett & Platt, Inc.                                        4,850        97,970
Stanley Furniture Company, Inc. (a)                            522        13,671
Steelcase, Inc. (a)                                          3,953        57,161
                                                                     -----------
                                                                         276,984

GAS & PIPELINE UTILITIES - 0.79%
AGL Resources, Inc.                                          1,802        66,872
American States Water Company (a)                              484        16,195
Aquila, Inc. *                                               7,332        29,035
Atmos Energy Corp.                                           1,832        51,754
Bill Barrett Corp. * (a)                                     1,242        45,730
California Water Service Group (a)                             522        21,506

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Chesapeake Utilities Corp. (a)                                  516   $   18,137
Copano Energy, LLC                                              381       15,164
Crosstex Energy, Inc. (a)                                       380       24,305
Crosstex Energy, LP (a)                                         644       25,895
Delta Natural Gas Company, Inc.                                 504       13,437
Dynegy, Inc., Class A * (a)                                  10,452       49,229
El Paso Corp. (a)                                            16,067      223,331
Enbridge Energy Management, LLC. * (a)                          306       16,910
Equitable Resources, Inc.                                     2,954      115,383
Global Industries, Ltd. * (a)                                 3,163       46,623
Holly Energy Partners, LP (a)                                   461       20,169
Inergy LP (a)                                                   628       17,710
KeySpan Corp.                                                 3,772      138,734
Kinder Morgan Management LLC *                                1,496       74,142
Kinder Morgan, Inc.                                           3,157      303,577
Magellan Midstream Partners LP (a)                            1,578       54,078
Markwest Energy Partners LP (a)                                 257       13,092
Markwest Hydrocarbon, Inc. (a)                                  480       12,000
Middlesex Water Company (a)                                     799       17,937
National Fuel Gas Company (a)                                 1,905       65,151
Nicor, Inc. (a)                                                 931       39,130
NiSource, Inc.                                                6,715      162,839
Northwest Natural Gas Company (a)                               639       23,784
ONEOK, Inc.                                                   2,525       85,900
Pacific Energy Partners LP                                      816       25,990
Peoples Energy Corp. (a)                                        813       32,016
Piedmont Natural Gas, Inc. (a)                                1,864       46,917
Questar Corp.                                                 2,141      188,665
Semco Energy, Inc. * (a)                                      1,848       12,178
South Jersey Industries, Inc. (a)                               598       17,426
Southern Union Company *                                      2,743       70,687
Southwest Gas Corp.                                             973       26,650
Southwest Water Company (a)                                   1,029       14,920
TC Pipelines, LP (a)                                            496       17,360
The Laclede Group, Inc.                                         565       18,357
Transmontaigne, Inc. *                                        1,339       10,699
UGI Corp.                                                     2,648       74,541
Ultra Petroleum Corp. *                                       3,904      222,059
Valero, LP (a)                                                  320       18,234
Vectren Corp.                                                 1,921       54,460
Western Gas Resources, Inc. (a)                               1,917       98,208
WGL Holdings, Inc.                                            1,114       35,793
Williams Companies, Inc.                                     14,432      361,522
Williams Partners LP *                                          552       17,945
                                                                      ----------
                                                                       3,172,376

GOLD - 0.02%
Meridian Gold, Inc. * (a)                                     2,424       53,110
Royal Gold, Inc. (a)                                            647   $   17,385
                                                                      ----------
                                                                          70,495

HEALTHCARE PRODUCTS - 3.24%
Adeza Biomedical Corp. *                                        684       11,908
Advanced Medical Optics, Inc. *                               1,704       64,667
Advanced Neuromodulation Systems, Inc. * (a)                    561       26,625
Align Technology, Inc. * (a)                                  1,949       13,097
American Medical Systems Holdings, Inc. *                     1,854       37,358
Angiodynamics, Inc. * (a)                                       453        9,513
Animas Corp. * (a)                                              659       10,346
Arthrocare Corp. * (a)                                          657       26,425
Aspect Medical Systems, Inc. * (a)                              628       18,608
Bausch & Lomb, Inc.                                           1,350      108,918
Baxter International, Inc.                                   15,840      631,541
Beckman Coulter, Inc.                                         1,570       84,749
Becton, Dickinson & Company                                   6,410      336,076
Biomet, Inc.                                                  6,422      222,908
Biosite, Inc. * (a)                                             450       27,837
Boston Scientific Corp. *                                    21,539      503,366
Bruker BioSciences Corp. * (a)                                3,261       14,283
C.R. Bard, Inc.                                               2,634      173,923
Caliper Life Sciences, Inc. *                                 1,496       10,517
Cantel Medical Corp. * (a)                                      473        9,952
Computer Programs & Systems, Inc. (a)                           340       11,744
Conceptus, Inc. * (a)                                           895       10,382
Cyberonics, Inc. * (a)                                          684       20,411
Cypress Biosciences, Inc. * (a)                               1,014        5,486
Cytyc Corp. *                                                 2,987       80,201
Dade Behring Holdings, Inc.                                   2,254       82,632
DENTSPLY International, Inc.                                  1,954      105,555
Diagnostic Products Corp.                                       773       40,760
DJ Orthopedics, Inc. *                                          646       18,695
Edwards Lifesciences Corp. *                                  1,568       69,635
Encore Medical Corp. *                                        1,890        8,883
Fisher Scientific International, Inc. *                       2,875      178,394
Foxhollow Technologies, Inc. * (a)                              656       31,232
Gen-Probe, Inc. *                                             1,311       64,829
Guidant Corp.                                                 8,276      570,134
Haemonetics Corp. * (a)                                         700       33,271
Health Tronics, Inc. * (a)                                    1,039       10,348
Henry Schein, Inc. *                                          2,151       91,676
Hologic, Inc. *                                                 612       35,343
ICU Medical, Inc. * (a)                                         412       11,849
IDEXX Laboratories, Inc. *                                      862       57,651
INAMED Corp. * (a)                                              913       69,096
Intralase Corp. * (a)                                           844       12,415
Inverness Medical Innovations, Inc. * (a)                       645       17,112
Johnson & Johnson                                            76,172    4,820,164

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Kensey Nash Corp. * (a)                                        407   $    12,479
Kinetic Concepts, Inc. *                                     1,810       102,808
Kyphon, Inc. * (a)                                           1,142        50,179
LCA-Vision, Inc. (a)                                           563        20,899
LifeCell Corp. * (a)                                           891        19,272
Lifeline Systems, Inc. * (a)                                   422        14,107
Mannkind Corp. * (a)                                         1,109        15,182
Medtronic, Inc.                                             30,967     1,660,451
Merit Medical Systems, Inc. *                                  854        15,150
Nuvasive, Inc. * (a)                                           852        15,966
Owens & Minor, Inc.                                          1,068        31,346
Patterson Companies, Inc. * (a)                              3,516       140,745
Polymedica Corp.                                               695        24,283
Priority Healthcare Corp., Class B *                         1,057        29,448
PSS World Medical, Inc. *                                    2,023        26,987
ResMed, Inc. * (a)                                             885        70,490
Respironics, Inc. *                                          1,860        78,455
SonoSite, Inc. * (a)                                           480        14,246
St. Jude Medical, Inc. *                                     9,133       427,424
Stereotaxis, Inc. * (a)                                      1,385        10,263
STERIS Corp.                                                 1,805        42,941
Stryker Corp.                                               10,280       508,140
SurModics, Inc. * (a)                                          482        18,649
Sybron Dental Specialties, Inc. *                            1,049        43,617
Symmetry Medical, Inc. *                                       961        22,776
The Cooper Companies, Inc.                                   1,103        84,501
The Medicines Company * (a)                                  1,368        31,478
Thoratec Corp. *                                             1,496        26,569
Tripath Imaging, Inc. * (a)                                  1,433        10,117
Varian Medical Systems, Inc. *                               3,478       137,416
Ventana Medical Systems, Inc. * (a)                            976        37,156
Viasys Healthcare, Inc. * (a)                                  885        22,116
Wright Medical Group, Inc. * (a)                             1,018        25,124
Young Innovations, Inc. (a)                                    334        12,645
Zimmer Holdings, Inc. *                                      6,295       433,663
Zoll Medical Corp. * (a)                                       402        10,552
                                                                     -----------
                                                                      13,048,155

HEALTHCARE SERVICES - 2.04%
Amedisys, Inc. * (a)                                           410        15,990
American Healthways, Inc. * (a)                                888        37,651
American Retirement Corp. * (a)                                961        18,096
AMERIGROUP Corp. *                                           1,295        24,760
AMN Healthcare Services, Inc. * (a)                            870        13,459
Apria Healthcare Group, Inc. *                               1,257        40,111
AVANIR Pharmaceuticals * (a)                                 3,691        11,405
Barrier Therapeutics, Inc. * (a)                             1,030         8,642
Capital Senior Living Corp. * (a)                            1,435        11,982
Cardinal Health, Inc.                                       11,091       703,613
Cerner Corp. * (a)                                             906   $    78,759
CorVel Corp. * (a)                                             430        10,303
Covance, Inc. *                                              1,616        77,552
Coventry Health Care, Inc. *                                 2,706       232,770
Cross Country Healthcare, Inc. *                               934        17,335
DaVita, Inc. *                                               2,577       118,722
Eclipsys Corp. *                                             1,383        24,673
Express Scripts, Inc. *                                      3,795       236,049
Genesis HealthCare Corp. * (a)                                 528        21,289
HCA, Inc.                                                   11,239       538,573
Health Net, Inc. *                                           2,882       136,376
Hooper Holmes, Inc. (a)                                      2,734        10,745
Horizon Health Corp. *                                         400        10,868
Humana, Inc. *                                               4,157       199,037
IMS Health, Inc.                                             5,889       148,226
Kindred Healthcare, Inc. * (a)                                 986        29,383
LabOne, Inc. *                                                 493        21,445
Laboratory Corp. of America Holdings *                       3,423       166,734
Lincare Holdings, Inc. *                                     2,581       105,950
Magellan Health Services, Inc. *                               749        26,327
McKesson Corp.                                               7,559       358,674
Medco Health Solutions, Inc. *                               7,831       429,374
Medical Staffing Network Holdings, Inc. * (a)                1,573         9,233
National Healthcare Corp. (a)                                  373        13,055
Nitromed, Inc. * (a)                                           804        14,472
Odyssey Healthcare, Inc. * (a)                               1,130        19,176
Omnicare, Inc.                                               2,678       150,584
PacifiCare Health Systems, Inc. *                            2,233       178,149
Pediatrix Medical Group, Inc. *                                570        43,787
Per-Se Technologies, Inc. * (a)                                877        18,119
Phase Forward, Inc. * (a)                                    1,486        16,242
Quest Diagnostics, Inc.                                      5,155       260,534
Radiation Therapy Services, Inc. *                             650        20,709
Renal Care Group, Inc. *                                     1,693        80,113
Sierra Health Services, Inc. *                                 705        48,553
Specialty Laboratories, Inc. * (a)                           1,103        14,593
Star Scientific, Inc. * (a)                                  2,652         8,911
Symbion, Inc. * (a)                                            656        16,971
The Advisory Board Company *                                   478        24,875
United Surgical Partners International, Inc. *               1,176        45,993
UnitedHealth Group, Inc.                                    32,470     1,824,814
US Physical Therapy, Inc. * (a)                                557        10,115
Weight Watchers International, Inc. * (a)                    2,626       135,449
Wellcare Health Plans, Inc. * (a)                            1,054        39,051
Wellchoice, Inc. *                                           2,162       164,096
Wellpoint, Inc. *                                           15,735     1,193,028
                                                                     -----------
                                                                       8,235,495

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HOLDINGS COMPANIES/CONGLOMERATES - 0.93%
Berkshire Hathaway, Inc., Class A *                              40   $3,280,000
Loews Corp.                                                   4,822      445,601
                                                                      ----------
                                                                       3,725,601

HOMEBUILDERS - 0.52%
Beazer Homes USA, Inc. (a)                                    1,061       62,249
Centex Corp.                                                  3,147      203,233
Champion Enterprises, Inc. *                                  2,087       30,846
D.R. Horton, Inc.                                             8,003      289,869
Hovnanian Enterprises, Inc., Class A *                        1,571       80,435
KB Home                                                       2,434      178,169
Lennar Corp., Class A                                         3,959      236,590
M.D.C. Holdings, Inc.                                         1,058       83,466
Meritage Homes Corp. * (a)                                      674       51,669
NVR, Inc. *                                                     159      140,707
Orleans Homebuilders, Inc. (a)                                  567       13,971
Palm Harbor Homes, Inc. * (a)                                   792       15,388
Pulte Homes, Inc.                                             6,582      282,499
Ryland Group, Inc.                                            1,195       81,762
Schottenstein Homes, Inc. (a)                                   342       18,557
Standard Pacific Corp.                                        1,728       71,729
Toll Brothers, Inc. *                                         3,970      177,340
Walter Industries, Inc. (a)                                   1,013       49,556
William Lyon Homes, Inc. * (a)                                  220       34,144
                                                                      ----------
                                                                       2,102,179

HOTELS & RESTAURANTS - 1.15%
AFC Enterprises, Inc. * (a)                                     877       10,121
Ameristar Casinos, Inc. (a)                                   1,497       31,197
Applebee's International, Inc.                                2,146       44,401
Argosy Gaming Company *                                         729       34,256
Aztar Corp. *                                                   927       28,561
BJ's Restaurants, Inc. * (a)                                    655       13,382
Boyd Gaming Corp.                                             2,267       97,753
Brinker International, Inc. *                                 2,220       83,383
California Pizza Kitchen, Inc. * (a)                            575       16,813
CBRL Group, Inc.                                              1,242       41,806
CEC Entertainment, Inc. *                                       963       30,585
Choice Hotels, Inc. (a)                                         886       57,271
CKE Restaurants, Inc. (a)                                     1,734       22,854
Darden Restaurants, Inc.                                      4,053      123,090
Harrah's Entertainment, Inc.                                  4,648      303,003
Hilton Hotels Corp.                                           9,794      218,602
IHOP Corp.                                                      581       23,670
Interstate Hotels & Resorts, Inc. *                           2,180       10,137
Jack In the Box, Inc. *                                         962       28,773
Kerzner International, Ltd. *                                   802       44,551
Krispy Kreme Doughnuts, Inc. * (a)                            1,866       11,681
La Quinta Corp. *                                             5,278       45,866
Landry's Restaurants, Inc. (a)                                  634       18,576
Lone Star Steakhouse & Saloon, Inc. (a)                       585 $       15,210
Luby's Cafeterias, Inc. *                                       714        9,325
Marcus Corp. (a)                                                987       19,779
Marriott International, Inc., Class A                         5,499      346,437
McCormick & Schmick's Seafood Restaurants, Inc. *               640       13,517
McDonald's Corp.                                             32,523    1,089,195
MGM Mirage, Inc. *                                            7,383      323,154
O'Charley's, Inc. *                                             674        9,645
Orient Express Hotels, Ltd.                                   1,348       38,310
Outback Steakhouse, Inc.                                      1,829       66,941
P.F. Chang's China Bistro, Inc. * (a)                           698       31,291
Panera Bread Company, Class A * (a)                             786       40,227
Papa Johns International, Inc. * (a)                            463       23,206
RARE Hospitality International, Inc. *                          973       25,006
Red Robin Gourmet Burgers, Inc. * (a)                           450       20,628
Ruby Tuesday, Inc. (a)                                        1,691       36,796
Ryan's Restaurant Group, Inc. *                               1,265       14,763
Sonic Corp. *                                                 1,544       42,228
Starwood Hotels & Resorts Worldwide, Inc.                     5,501      314,492
Station Casinos, Inc.                                         1,633      108,366
The Cheesecake Factory, Inc. *                                2,049       64,011
Triarc Companies, Inc. (a)                                    2,078       31,731
Wendy's International, Inc.                                   2,863      129,264
Wynn Resorts, Ltd. * (a)                                      2,572      116,126
Yum! Brands, Inc.                                             7,450      360,655
                                                                      ----------
                                                                       4,630,635

HOUSEHOLD APPLIANCES - 0.14%
American Real Estate Partners, LP (a)                         1,222       45,825
Bassett Furniture Industries, Inc.                              689       12,829
Black & Decker Corp.                                          2,028      166,479
Consolidated Tomoka Land Company (a)                            172       11,696
Drew Industries, Inc. * (a)                                     610       15,744
Jacuzzi Brands, Inc. *                                        2,205       17,772
Libbey, Inc.                                                    562        8,542
Lifetime Brands, Inc. (a)                                       569       15,272
Maytag Corp. (a)                                              2,147       39,204
National Presto Industries, Inc. (a)                            327       13,999
Technical Olympic USA, Inc. (a)                               1,501       39,266
The Toro Company (a)                                          1,081       39,738
Whirlpool Corp.                                               1,670      126,536
                                                                      ----------
                                                                         552,902

HOUSEHOLD PRODUCTS - 0.26%
Blyth, Inc.                                                   1,103       24,586
Central Garden & Pet Company * (a)                              527       23,847
Church & Dwight, Inc. (a)                                     1,629       60,175
Energizer Holdings, Inc. *                                    1,776      100,699
Fortune Brands, Inc.                                          3,702      301,084

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
Martha Stewart Living
   Omnimedia, Inc., Class A * (a)                             1,424   $   35,628
Newell Rubbermaid, Inc.                                       7,082      160,407
Select Comfort Corp. * (a)                                    1,053       21,039
Tempur-Pedic International, Inc. * (a)                        2,615       30,962
The Clorox Company                                            3,792      210,608
Topps, Inc.                                                   1,538       12,627
Tupperware Corp.                                              1,570       35,765
TurboChef Technologies, Inc. * (a)                              860       13,407
Water Pik Technology, Inc. *                                    557       11,307
WD-40 Company                                                   574       15,217
                                                                      ----------
                                                                       1,057,358

HOUSING & URBAN DEVELOPMENT - 0.00%
Cavco Industroes, Inc. *                                        331       12,009

INDUSTRIAL MACHINERY - 1.02%
Actuant Corp., Class A (a)                                      705       32,994
AGCO Corp. *                                                  2,259       41,114
Alamo Group, Inc. (a)                                           529       10,485
Albany International Corp., Class A                             945       34,842
Badger Meter, Inc.                                              281       11,055
Briggs & Stratton Corp.                                       1,314       45,451
Cascade Corp.                                                   355       17,288
Caterpillar, Inc.                                            17,412    1,022,955
Ceradyne, Inc. * (a)                                            716       26,263
Circor International, Inc.                                      529       14,521
Cognex Corp.                                                  1,298       39,031
Cooper Cameron Corp. *                                        1,326       98,031
Cummins, Inc.                                                 1,116       98,197
Deere & Company                                               6,238      381,766
Dionex Corp. * (a)                                              601       32,604
Donaldson Company, Inc.                                       2,139       65,304
Dover Corp.                                                   5,129      209,212
Energy Conversion Devices, Inc. * (a)                           801       35,949
EnPro Industries, Inc. *                                        614       20,686
Flowserve Corp. *                                             1,420       51,617
FMC Technologies, Inc. *                                      1,727       72,724
Gardner Denver, Inc. *                                          568       25,333
Gehl Company * (a)                                              386       10,744
Gorman Rupp Company (a)                                         586       14,093
Graco, Inc.                                                   1,743       59,750
Grant Prideco, Inc. *                                         3,205      130,283
IDEX Corp.                                                    1,236       52,592
Ingersoll-Rand Company, Class A                               8,438      322,585
ITT Industries, Inc.                                          2,286      259,690
Kadant, Inc. *                                                  581       11,655
Kennametal, Inc.                                                912       44,724
Lindsay Manufacturing Company (a)                               490       10,785
Lufkin Industries, Inc. (a)                                     419       18,247
Manitowoc, Inc.                                                 736   $   36,984
Metropolitan Pro Corp. (a)                                      672       10,423
Middleby Corp. * (a)                                            263       19,067
NACCO Industries, Inc., Class A                                 218       24,950
NATCO Group, Inc. *                                             750       18,990
Pall Corp.                                                    3,221       88,577
Parker-Hannifin Corp.                                         2,991      192,351
Presstek, Inc. * (a)                                          1,281       16,627
Quixote Corp. (a)                                               477       10,203
Robbins & Myers, Inc. (a)                                       483       10,858
Rofin Sinar Technologies, Inc. * (a)                            489       18,577
Rush Enterprises, Inc., Class B *                               872       13,089
Sauer-Danfoss, Inc. (a)                                       1,423       28,460
Stewart & Stevenson Services, Inc.                              755       18,007
Tecumseh Products Company, Class A (a)                          607       13,063
Tennant Company                                                 305       12,499
Tredegar Industries, Inc.                                     1,136       14,779
UNOVA, Inc. * (a)                                             1,630       57,017
Valmont Industries, Inc.                                        701       20,581
W.W. Grainger, Inc.                                           2,218      139,557
Watts Industries, Inc., Class A (a)                             901       25,994
                                                                      ----------
                                                                       4,113,223

INDUSTRIALS - 0.09%
Brookfield Homes Corp. (a)                                      841       46,701
Clean Harbors, Inc. * (a)                                       490       16,636
Crane Company                                                 1,597       47,495
Fastenal Company (a)                                          1,935      118,209
Foster Wheeler, Ltd. * (a)                                    1,171       36,172
GrafTech International, Ltd. * (a)                            3,094       16,800
Harsco Corp.                                                  1,076       70,553
Intevac, Inc. * (a)                                             890        9,176
Lawson Products, Inc. (a)                                       327       12,007
                                                                      ----------
                                                                         373,749

INSURANCE - 4.74%
21st Century Insurance Group (a)                              2,521       40,210
ACE, Ltd.                                                     7,008      329,867
Aetna, Inc.                                                   7,546      650,012
Affirmative Insurance Holdings, Inc. (a)                        743       10,818
AFLAC, Inc.                                                  12,863      582,694
Alfa Corp. (a)                                                2,297       38,314
Alleghany Corp. *                                               194       59,364
Allmerica Financial Corp. *                                   1,423       58,542
Allstate Corp.                                               17,377      960,774
Ambac Financial Group, Inc.                                   2,768      199,462
American Equity Investment Life Holding Company (a)           1,163       13,200
American Financial Group, Inc.                                1,917       65,044
American Independence Corp. *                                 1,047       12,930

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
American International Group, Inc.                           66,612   $4,127,280
American National Insurance Company                             652       77,666
American Physicians Capital, Inc. *                             355       17,441
Amerus Group Company (a)                                        938       53,813
Aon Corp.                                                     8,192      262,799
Arch Cap Group, Ltd. *                                          785       38,928
Argonaut Group, Inc. * (a)                                      829       22,391
Arthur J. Gallagher & Company (a)                             2,358       67,934
Aspen Insurance Holdings Ltd (a)                              1,425       42,109
Assurant, Inc.                                                3,599      136,978
Assured Guaranty, Ltd.                                        1,717       41,088
Axis Capital Holdings, Ltd.                                   3,019       86,072
Baldwin & Lyons, Inc., Class B (a)                              652       16,320
Bristol West Holdings, Inc. (a)                                 981       17,903
Brown & Brown, Inc. (a)                                       1,756       87,256
Ceres Group, Inc. * (a)                                       2,148       12,093
Chubb Corp.                                                   4,876      436,646
CIGNA Corp.                                                   3,386      399,074
Cincinnati Financial Corp.                                    4,429      185,531
Citizens, Inc. Class A * (a)                                  1,941       12,461
CNA Financial Corp. * (a)                                     6,743      201,413
CNA Surety Corp. * (a)                                        1,332       18,941
Commerce Group, Inc.                                            866       50,245
Conseco, Inc. *                                               3,925       82,857
Crawford & Company, Class B (a)                               1,928       15,096
Direct General Corp. (a)                                        778       15,350
Donegal Group, Inc., Class B                                    674       11,795
EMC Insurance Group, Inc. (a)                                   958       17,292
Endurance Specialty Holdings, Ltd.                            1,145       39,056
Erie Indemnity Company, Class A (a)                           1,615       85,191
Everest Re Group, Ltd.                                        1,215      118,949
FBL Financial Group, Inc., Class A                              895       26,805
Fidelity National Financial, Inc.                             4,278      190,457
First Acceptance Corp. * (a)                                  1,634       16,520
First American Corp.                                          2,330      106,411
FPIC Insurance Group, Inc. * (a)                                376       13,532
Fremont General Corp. (a)                                     2,058       44,926
Genworth Financial, Inc.                                     12,001      386,912
Great American Financial Resources, Inc.                      1,461       29,220
Harleysville Group, Inc. (a)                                    885       21,240
Hartford Financial Services Group, Inc.                       7,630      588,807
HCC Insurance Holdings, Inc.                                  2,596       74,064
Hilb, Rogal and Hamilton Company (a)                            909       33,924
Horace Mann Educators Corp.                                   1,166       23,063
Independence Holding Company (a)                                736       13,395
Infinity Property & Casualty Corp.                              550       19,300
IPC Holdings, Ltd.                                              811       26,479
James River Group, Inc. *                                       644       11,334
Jefferson-Pilot Corp.                                         3,244   $  165,996
Kansas City Life Insurance Company (a)                          330       16,886
KMG America Corp. *                                           1,222        9,776
LandAmerica Financial Group, Inc. (a)                           458       29,610
Liberty Corp.                                                   568       26,634
Lincoln National Corp.                                        4,355      226,547
Loews Corp. - Carolina Group                                  1,442       57,146
Markel Corp. *                                                  254       83,947
Marsh & McLennan Companies, Inc.                             13,551      411,815
Max Re Capital, Ltd.                                          1,084       26,872
MBIA, Inc.                                                    3,474      210,594
Mercury General Corp. (a)                                     1,384       83,026
MetLife, Inc.                                                18,801      936,854
MGIC Investment Corp.                                         2,403      154,273
Midland Company (a)                                             534       19,240
Montpelier Re Holdings, Ltd. (a)                              1,160       28,826
National Interstate Corp. *                                     724       12,525
National Western Life Insurance Company, Class A *               85       17,956
Nationwide Financial Services, Inc., Class A                  1,301       52,105
Navigators Group, Inc. * (a)                                    389       14,517
Nymagic, Inc. (a)                                               595       14,476
Odyssey Re Holdings Corp. (a)                                 1,688       43,112
Ohio Casualty Corp.                                           1,615       43,799
Old Republic International Corp.                              4,511      120,308
PartnerRe, Ltd.                                               1,064       68,149
Philadelphia Consolidated Holding Corp. *                       581       49,327
Phoenix Companies, Inc. (a)                                   2,874       35,063
PICO Holdings, Inc. * (a)                                       455       15,989
Platinum Underwriters Holdings, Ltd. (a)                        801       23,942
PMA Capital Corp., Class A * (a)                              1,524       13,381
PMI Group, Inc.                                               2,311       92,140
Presidential Life Corp. (a)                                   1,029       18,522
Primus Guaranty, Ltd. * (a)                                   1,254       13,644
Principal Financial Group, Inc.                               7,445      352,670
ProAssurance Corp. * (a)                                        803       37,476
Progressive Corp.                                             5,180      542,709
Protective Life Corp.                                         1,713       70,541
Prudential Financial, Inc.                                   13,383      904,155
PXRE Group, Ltd. (a)                                            811       10,916
Radian Group, Inc.                                            2,123      112,731
Reinsurance Group of America, Inc. (a)                        1,586       70,894
RenaissanceRe Holdings, Ltd. (a)                              1,482       64,808
RLI Corp. (a)                                                   684       31,642
SAFECO Corp.                                                  3,298      176,047
Safety Insurance Group Inc. (a)                                 470       16,727
Scottish Re Group, Ltd.                                         822       19,596
SeaBright Insurance Holdings, Inc. *                            913       11,814
Selective Insurance Group, Inc.                                 734       35,893

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   ----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
St. Paul Travelers Companies, Inc.                          17,324   $   777,328
Stancorp Financial Group, Inc.                                 688        57,930
State Auto Financial Corp.                                   1,111        35,152
Stewart Information Services Corp.                             448        22,938
Torchmark, Inc.                                              2,546       134,505
Tower Group, Inc. (a)                                          782        11,824
Transatlantic Holdings, Inc. (a)                             1,681        95,817
Triad Guaranty, Inc. * (a)                                     426        16,708
U.S.I. Holdings Corp. * (a)                                  1,456        18,913
UICI                                                         1,274        45,864
United Fire & Casualty Company (a)                             551        24,856
Unitrin, Inc.                                                1,777        84,336
Universal American Financial Corp. *                         1,579        35,906
UnumProvident Corp. (a)                                      7,703       157,912
W.R. Berkley Corp.                                           3,200       126,336
White Mountains Insurance Group, Ltd. (a)                      272       164,288
XL Capital, Ltd., Class A                                    3,160       214,975
Zenith National Insurance Corp. (a)                            537        33,665
                                                                     -----------
                                                                      19,100,457

INTERNATIONAL OIL - 1.05%
Anadarko Petroleum Corp.                                     5,986       573,159
APCO Argentina, Inc.                                           289        13,727
ATP Oil & Gas Corp. * (a)                                      785        25,779
Callon Petroleum Company * (a)                                 684        14,316
Cheniere Energy, Inc. * (a)                                  1,378        56,994
ConocoPhillips                                              35,715     2,496,836
Kerr-McGee Corp.                                             2,882       279,871
Nabors Industries, Ltd. *                                    3,972       285,309
Noble Corp.                                                  3,323       227,493
Weatherford International, Ltd. *                            3,721       255,484
                                                                     -----------
                                                                       4,228,968

INTERNET CONTENT - 0.41%
Alloy, Inc. * (a)                                            1,975         9,559
Autobytel, Inc. * (a)                                        1,954         9,790
CMGI, Inc. *                                                13,893        23,201
CNET Networks, Inc. * (a)                                    3,872        52,543
Digitas, Inc. *                                              2,481        28,184
Harris Interactive, Inc. * (a)                               2,599        11,098
InfoSpace, Inc. * (a)                                          888        21,197
Internet Cap Group, Inc. * (a)                               1,364        12,017
iVillage, Inc. * (a)                                         2,281        16,560
Jupitermedia Corp. * (a)                                       974        17,250
NetFlix, Inc. * (a)                                          1,461        37,971
Netratings, Inc. * (a)                                       1,079        16,422
ProQuest Company * (a)                                         776        28,091
RightNow Technologies, Inc. * (a)                            1,018        14,985
Safeguard Scientifics, Inc. * (a)                            5,814        10,058
Schawk, Incorporated, Class A (a)                              701        14,013
Travelzoo, Inc. * (a)                                          472   $    10,474
WebMD Corp. * (a)                                            8,678        96,152
WebSideStory, Inc. * (a)                                       601        10,650
Yahoo!, Inc. *                                              35,618     1,205,313
                                                                     -----------
                                                                       1,645,528

INTERNET RETAIL - 0.61%
1-800-Flowers.com, Inc. * (a)                                2,472        17,329
Amazon.com, Inc. *                                          10,532       477,100
Ariba, Inc. * (a)                                            2,215        12,625
Drugstore.com, Inc. * (a)                                    3,162        11,699
eBay, Inc. *                                                34,011     1,401,253
Expedia, Inc *                                               9,459       187,383
IAC/InterActiveCorp * (a)                                    9,609       243,588
NetIQ Corp. * (a)                                            1,716        21,004
Nutri/System, Inc. * (a)                                       888        22,218
Overstock.com, Inc. * (a)                                      572        21,936
Priceline.com, Inc. * (a)                                    1,100        21,252
Provide Commerce, Inc. * (a)                                   403         9,781
Redback Networks, Inc. * (a)                                 1,654        16,408
Stamps.com, Inc. * (a)                                         691        11,892
                                                                     -----------
                                                                       2,475,468

INTERNET SERVICE PROVIDER - 0.63%
Avocent Corp. *                                              1,328        42,018
Blue Coat Systems, Inc. * (a)                                  339        14,740
C-COR.net Corp. * (a)                                        1,708        11,529
Covad Communications Group, Inc. * (a)                       9,210         9,763
Earthlink, Inc. * (a)                                        3,873        41,441
eSPEED, Inc., Class A * (a)                                  1,918        14,538
Google, Inc., Class A *                                      7,121     2,253,512
HomeStore.com, Inc. *                                        4,594        19,984
Online Resources Corp. * (a)                                   967        10,231
Salesforce.Com, Inc. * (a)                                   2,795        64,620
TriZetto Group, Inc. *                                       1,250        17,650
United Online, Inc. (a)                                      1,819        25,193
                                                                     -----------
                                                                       2,525,219

INTERNET SOFTWARE - 1.25%
Agile Software Corp. * (a)                                   1,817        13,028
Akamai Technologies, Inc. * (a)                              3,538        56,431
Checkfree Corp. *                                            2,351        88,915
Cisco Systems, Inc. *                                      168,819     3,026,925
Cybersource Corp. * (a)                                      1,418         9,330
Digital River, Inc. * (a)                                      910        31,714
eResearch Technology, Inc. * (a)                             1,491        21,157
F5 Networks, Inc. *                                            981        42,644
Internet Security Systems, Inc. *                            1,244        29,868
Interwoven, Inc. *                                           1,408        11,503
Juniper Networks, Inc. *                                    14,109       335,653
Keynote Systems, Inc. * (a)                                    917        11,903

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Lionbridge Technologies, Inc. * (a)                           1,551   $   10,469
Macromedia, Inc. *                                            1,914       77,842
MatrixOne, Inc. * (a)                                         2,118       11,141
McAfee, Inc. *                                                4,042      127,000
NIC, Inc. * (a)                                               2,281       14,941
Openwave Systems, Inc. * (a)                                  1,903       34,216
PC-Tel, Inc. *                                                1,241       11,665
RealNetworks, Inc. * (a)                                      4,975       28,407
RSA Security, Inc. *                                          2,056       26,132
S1 Corp. *                                                    2,496        9,759
Safenet, Inc. * (a)                                             706       25,635
Sapient Corp. * (a)                                           3,592       22,450
Stellent, Inc. * (a)                                          1,188       10,181
Symantec Corp. *                                             30,377      688,343
TIBCO Software, Inc. *                                        5,895       49,282
VASCO Data Security International, Inc. * (a)                 1,113       10,095
VeriSign, Inc. *                                              6,613      141,320
Verity, Inc. *                                                1,238       13,148
Vignette Corp. * (a)                                          1,027       16,340
WebEx Communications, Inc. * (a)                              1,230       30,147
WebMethods, Inc. * (a)                                        2,001       14,147
                                                                      ----------
                                                                       5,051,731

INVESTMENT COMPANIES - 0.02%
GAMCO Investors, Inc. (a)                                       836       38,331
Medallion Financial Corp.                                     1,041       10,316
WP Stewart & Company, Ltd. * (a)                                673       15,021
                                                                      ----------
                                                                          63,668

LEISURE TIME - 1.02%
Alliance Gaming Corp. * (a)                                   1,490       16,167
Ambassadors International, Inc.                                 823       11,530
Arctic Cat, Inc. (a)                                            603       12,386
Blockbuster, Inc., Class A (a)                                5,142       24,424
Bluegreen Corp. * (a)                                           856       15,108
Brunswick Corp.                                               2,483       93,684
Callaway Golf Company                                         2,196       33,138
Carmike Cinemas, Inc. (a)                                       408        9,360
Carnival Corp.                                               16,198      809,576
Cedar Fair, LP (a)                                            1,203       36,078
Churchill Downs, Inc. (a)                                       400       14,128
Dover Downs Gaming & Entertainment, Inc. (a)                    713        9,697
Dover Motorsports, Inc. (a)                                   1,735       11,867
DreamWorks Animation SKG, Inc. * (a)                          2,711       74,986
Gaylord Entertainment Company * (a)                           1,104       52,606
Handleman Company (a)                                           782        9,877
International Game Technology, Inc.                           8,897      240,219
International Speedway Corp., Class A                         1,367       71,726
Isle of Capri Casinos, Inc. * (a)                               909       19,434
K2, Inc. * (a)                                                1,334       15,208
Las Vegas Sands Corp. * (a)                                   9,124   $  300,271
Life Time Fitness, Inc. * (a)                                   946       31,350
Mikohn Gaming Corp. * (a)                                       738        9,808
Monarch Casino & Resort, Inc. * (a)                             649       11,027
Movie Gallery, Inc. (a)                                         837        8,696
Multimedia Games, Inc. * (a)                                    948        9,205
Penn National Gaming, Inc. *                                  2,141       66,607
Pinnacle Entertainment, Inc. * (a)                            1,224       22,436
Pixar, Inc. *                                                 2,999      133,485
Polaris Industries, Inc. (a)                                  1,125       55,744
RC2 Corp. * (a)                                                 550       18,568
Regal Entertainment Group, Class A (a)                        3,652       73,186
Royal Caribbean Cruises, Ltd. (a)                             5,009      216,389
Scientific Games Corp., Class A *                             2,274       70,494
SCP Pool Corp.                                                1,422       49,670
Shuffle Master, Inc. * (a)                                    1,005       26,562
Six Flags, Inc. * (a)                                         2,975       21,390
Speedway Motorsports, Inc.                                    1,158       42,070
Sturm Ruger & Company, Inc. (a)                               1,333       12,264
The Nautilus Group, Inc. (a)                                    851       18,782
Vail Resorts, Inc. * (a)                                        998       28,692
Walt Disney Company                                          52,308    1,262,192
West Marine, Inc. * (a)                                         663        9,799
WMS Industries, Inc. * (a)                                      865       24,332
                                                                      ----------
                                                                       4,104,218

LIFE SCIENCES - 0.09%
American Ecology Corp. (a)                                      747       14,656
Incyte Corp. * (a)                                            2,667       12,535
Ionatron, Inc. * (a)                                          2,131       21,481
PerkinElmer, Inc.                                             3,403       69,319
Pharmaceutical Product Development, Inc. *                    1,471       84,597
Senomyx, Inc. * (a)                                             773       13,164
Symyx Technologies, Inc. * (a)                                  920       24,030
Waters Corp. *                                                3,056      127,130
                                                                      ----------
                                                                         366,912

LIQUOR - 0.30%
Anheuser-Busch Companies, Inc.                               19,703      848,017
Boston Beer Company, Inc. * (a)                                 560       14,000
Brown Forman Corp., Class B                                   3,018      179,692
Central European Distribution Corp. * (a)                       465       19,804
Molson Coors Brewing Company, Class B (a)                     2,140      136,982
                                                                      ----------
                                                                       1,198,495

MANUFACTURING - 1.33%
3M Company                                                   19,671    1,443,065
Acuity Brands, Inc. (a)                                       1,155       34,269
AptarGroup, Inc.                                                919       45,775
Barnes Group, Inc.                                              631       22,628
Blout International, Inc. *                                   1,291       22,773

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Carlisle Companies, Inc.                                        790   $   50,220
Coherent, Inc. *                                                885       25,913
Danaher Corp.                                                 7,889      424,665
Eaton Corp.                                                   3,815      242,443
ESCO Technologies, Inc. * (a)                                   682       34,148
Hexcel Corp. * (a)                                            1,654       30,252
Illinois Tool Works, Inc.                                     7,390      608,419
Kaydon Corp. (a)                                                802       22,785
Lancaster Colony Corp.                                          901       38,743
Mine Safety Appliances Company (a)                              996       38,545
Nordson Corp.                                                 1,022       38,867
Pentair, Inc.                                                 2,603       95,009
Raven Industries, Inc. (a)                                      557       16,292
Reddy Ice Holdings, Inc. * (a)                                  602       12,347
Rockwell Automation, Inc.                                     4,679      247,519
Roper Industries, Inc.                                        2,170       85,259
Shaw Group, Inc. * (a)                                        2,064       50,898
Snap-on, Inc.                                                 1,475       53,277
SPX Corp.                                                     1,965       90,292
Stanley Works                                                 2,134       99,615
Tyco International, Ltd.                                     51,653    1,438,536
York International Corp.                                      1,053       59,042
                                                                      ----------
                                                                       5,371,596

MEDICAL-HOSPITALS - 0.25%
AmSurg Corp. * (a)                                              822       22,490
Centene Corp. * (a)                                           1,169       29,260
Cepheid, Inc. * (a)                                           1,528       11,292
Community Health Systems, Inc. *                              2,228       86,469
DexCom, Inc. * (a)                                              826        9,598
ev3, Inc. * (a)                                               1,273       23,869
Health Management Associates, Inc., Class A                   6,140      144,106
Hythiam, Inc. * (a)                                           1,389        9,195
IRIS International, Inc. *                                      571       10,529
Laserscope, Inc. * (a)                                          618       17,415
Lifepoint Hospitals, Inc. * (a)                               1,400       61,222
Manor Care, Inc.                                              2,241       86,077
Medcath Corp. * (a)                                             559       13,276
Neurometrix, Inc. *                                             342       10,181
Orthovita, Inc. * (a)                                         2,726       11,667
Palomar Medical Technologies, Inc. * (a)                        528       13,850
Psychiatric Solutions, Inc. * (a)                               568       30,803
RehabCare Group, Inc. *                                         475        9,747
Sunrise Senior Living, Inc. * (a)                               535       35,706
Tenet Healthcare Corp. *                                     12,301      138,140
Triad Hospitals, Inc. *                                       2,010       90,993
Universal Health Services, Inc., Class B                      1,446       68,873
VCA Antech, Inc. *                                            2,212       56,450
                                                                      ----------
                                                                         991,208

METAL & METAL PRODUCTS - 0.20%
Commercial Metals Company                                     1,560   $   52,634
Crown Holdings, Inc. *                                        4,389       69,961
Earle M. Jorgensen Company * (a)                              1,354       12,904
Gibraltar Industries, Inc. (a)                                  830       18,982
Ladish Company, Inc. *                                          654       11,406
Matthews International Corp., Class A                           918       34,691
Mueller Industries, Inc.                                      1,004       27,881
NN, Inc.                                                        893       10,707
Precision Castparts Corp.                                     3,294      174,911
Quanex Corp.                                                    668       44,235
Reliance Steel & Aluminum Company (a)                           866       45,837
Southern Peru Copper Corp.                                    3,559      199,162
Timken Company                                                2,354       69,749
Titanium Metals Corp. * (a)                                     907       35,881
                                                                      ----------
                                                                         808,941

MINING - 0.43%
Alliance Resource Partners, LP (a)                              972       44,654
Alpha Natural Resources, Inc. * (a)                           1,687       50,678
AMCOL International Corp.                                       877       16,724
Brush Wellman, Inc. * (a)                                       708       11,243
Charles & Colvard, Ltd. (a)                                     463       11,556
Cleveland-Cliffs, Inc. (a)                                      585       50,959
Coeur d'Alene Mines Corp. * (a)                               6,859       29,014
Compass Minerals International, Inc.                            794       18,262
Freeport-McMoran Copper & Gold, Inc., Class B                 4,549      221,036
Glamis Gold, Ltd. * (a)                                       3,269       72,245
Hecla Mining Company * (a)                                    3,520       15,418
Joy Global, Inc.                                              2,017      101,778
Lincoln Electric Holding, Inc. (a)                            1,081       42,591
Natural Resource Partners LP (a)                                606       37,802
Newmont Mining Corp. (a)                                     10,274      484,625
Oregon Steel Mills, Inc. * (a)                                1,004       28,012
Penn Virginia Corp. (a)                                         507       29,259
Phelps Dodge Corp.                                            2,411      313,261
RTI International Metals, Inc. *                                623       24,515
Stillwater Mining Company * (a)                               2,789       25,519
Terex Corp. *                                                 1,240       61,293
USEC, Inc.                                                    2,392       26,695
                                                                      ----------
                                                                       1,717,139

MOBILE HOMES - 0.03%
Coachmen Industries, Inc.                                       931       10,697
Fleetwood Enterprises, Inc. * (a)                             1,743       21,439
Skyline Corp.                                                   306       12,436
Thor Industries, Inc.                                         1,520       51,680
Winnebago Industries, Inc. (a)                                  887       25,696
                                                                      ----------
                                                                         121,948

NEWSPAPERS - 0.16%
Dow Jones & Company, Inc. (a)                                 2,147       81,994

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

NEWSPAPERS (CONTINUED)
E.W. Scripps Company, Class A                                3,925   $   196,132
Journal Register Company                                     1,239        20,047
Knight-Ridder, Inc. (a)                                      1,807       106,035
Lee Enterprises, Inc. (a)                                    1,157        49,149
Washington Post Company, Class B                               242       194,205
                                                                     -----------
                                                                         647,562

OFFICE FURNISHINGS & SUPPLIES - 0.20%
Acco Brands Corp. *                                          1,368        38,605
Avery Dennison Corp.                                         2,744       143,758
CompX International, Inc.                                      703        11,529
Global Imaging Systems, Inc. * (a)                             595        20,260
Herman Miller, Inc.                                          1,876        56,843
HNI Corp.                                                    1,408        84,790
IKON Office Solutions, Inc. (a)                              3,906        38,982
Imagistics International, Inc. *                               485        20,297
Knoll, Inc.                                                  1,433        26,296
Office Depot, Inc. *                                         8,019       238,164
OfficeMax, Inc. (a)                                          1,794        56,816
The Standard Register Company (a)                            1,056        15,787
United Stationers, Inc. *                                      799        38,240
                                                                     -----------
                                                                         790,367

PAPER - 0.32%
Bowater, Inc.                                                1,454        41,105
Buckeye Technologies, Inc. *                                 1,353        10,986
Chesapeake Corp.                                               590        10,850
Georgia-Pacific Corp.                                        6,557       223,332
International Paper Company                                 12,585       375,033
Louisiana-Pacific Corp.                                      2,760        76,425
MeadWestvaco Corp.                                           5,020       138,652
Neenah Paper, Inc. (a)                                         477        13,976
P.H. Glatfelter Company (a)                                  1,346        18,965
Plum Creek Timber Company, Inc.                              4,656       176,509
Potlatch Corp.                                                 740        38,569
Rock-Tenn Company, Class A                                   1,261        19,041
Temple-Inland, Inc.                                          2,865       117,035
Wausau-Mosinee Paper Corp. (a)                               1,563        19,553
Xerium Technologies, Inc. *                                  1,156        13,271
                                                                     -----------
                                                                       1,293,302

PETROLEUM SERVICES - 4.11%
Atwood Oceanics, Inc. * (a)                                    420        35,368
Baker Hughes, Inc.                                           8,440       503,699
BJ Services Company                                          8,142       293,031
Bronco Drilling Company, Inc. *                                569        15,676
Cal Dive International, Inc. * (a)                           1,033        65,503
Diamond Offshore Drilling, Inc. (a)                          3,287       201,329
ENSCO International, Inc.                                    3,853       179,511
Exxon Mobil Corp.                                          163,038    10,359,435
GlobalSantaFe Corp.                                          6,052       276,092
Grey Wolf, Inc. * (a)                                        5,352   $    45,117
Gulfmark Offshore, Inc. * (a)                                  605        19,523
Halliburton Company                                         12,989       890,006
Hornbeck Offshore Services, Inc. * (a)                         637        23,333
Input/Output, Inc. * (a)                                     2,379        18,984
Lone Star Technologies, Inc. * (a)                             802        44,583
McDermott International, Inc. * (a)                          1,793        65,642
Newpark Resources, Inc. * (a)                                2,512        21,151
Oceaneering International, Inc. *                              691        36,906
PetroHawk Energy Corp. *                                     1,524        21,961
Petroleum Development Corp. * (a)                              505        19,362
Pride International, Inc. *                                  3,731       106,371
RPC, Inc.                                                    1,258        32,406
Schlumberger, Ltd.                                          15,151     1,278,441
SEACOR SMIT, Inc. * (a)                                        651        47,250
Smith International, Inc.                                    5,327       177,442
Superior Energy Services, Inc. * (a)                         2,064        47,658
Superior Well Services, Inc. * (a)                             558        12,890
Tesoro Petroleum Corp.                                       1,744       117,267
Tidewater, Inc.                                              1,411        68,673
TODCO *                                                      1,630        67,987
Transocean, Inc. *                                           8,229       504,520
Universal Compression Holdings, Inc. *                         837        33,288
Valero Energy Corp.                                          7,803       882,207
Veritas DGC, Inc. *                                            932        34,130
W-H Energy Services, Inc. * (a)                                749        24,283
                                                                     -----------
                                                                      16,571,025

PHARMACEUTICALS - 3.97%
Abbott Laboratories                                         39,892     1,691,421
Abgenix, Inc. * (a)                                          2,612        33,120
Adams Respiratory Therapeutics, Inc. * (a)                     867        27,995
Adolor Corp. * (a)                                           1,345        14,365
Alexion Pharmaceuticals, Inc. * (a)                            867        23,999
Alkermes, Inc. * (a)                                         2,477        41,614
Allergan, Inc.                                               3,369       308,668
American Pharmaceutical Partners, Inc. * (a)                 1,876        85,658
AmerisourceBergen Corp.                                      2,664       205,927
Amylin Pharmaceuticals, Inc. * (a)                           2,891       100,578
Anadys Pharmaceuticals, Inc. *                                 873         9,315
Andrx Corp. *                                                2,019        31,153
Array BioPharma, Inc. * (a)                                  1,615        11,596
Atherogenics, Inc. * (a)                                     1,167        18,707
Barr Pharmaceuticals, Inc. *                                 2,699       148,229
Bristol-Myers Squibb Company                                50,163     1,206,922
Caremark Rx, Inc. *                                         11,760       587,177
Celgene Corp. * (a)                                          4,224       229,448
Connetics Corp. * (a)                                        1,028        17,383
Cubist Pharmaceuticals, Inc. *                               1,493        32,159

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Eli Lilly & Company                                        29,022    $ 1,553,257
Encysive Pharmaceuticals, Inc. * (a)                        1,783         21,004
Endo Pharmaceutical Holdings, Inc. *                        3,456         92,171
Eyetech Pharmaceuticals, Inc. * (a)                         1,199         21,534
First Horizon Pharmaceutical Corp. * (a)                    1,052         20,903
Forest Laboratories, Inc. *                                 9,046        352,523
Gilead Sciences, Inc. *                                    11,033        537,969
Herbalife Ltd. * (a)                                        1,725         51,991
Hospira, Inc. *                                             3,961        162,282
Idenix Pharmaceuticals, Inc. * (a)                          1,381         34,663
Inspire Pharmaceuticals, Inc. * (a)                         1,464         11,126
Isis Pharmaceuticals, Inc. * (a)                            2,053         10,368
IVAX Corp. *                                                6,771        178,483
King Pharmaceuticals, Inc. *                                6,362         97,848
Medicis Pharmaceutical Corp., Class A (a)                   1,500         48,840
Merck & Company, Inc.                                      56,549      1,538,698
Mylan Laboratories, Inc.                                    5,651        108,838
Nastech Pharmaceutical Company, Inc. * (a)                    732         10,350
Noven Pharmaceuticals, Inc. *                                 759         10,626
NPS Pharmaceuticals, Inc. * (a)                             1,459         14,750
Nuvelo, Inc. * (a)                                          1,597         15,331
Onyx Pharmaceuticals, Inc. * (a)                            1,011         25,255
OSI Pharmaceuticals, Inc. * (a)                             1,332         38,948
Pain Therapeutics, Inc. * (a)                               1,768         11,121
Par Pharmaceutical Companies, Inc. * (a)                      959         25,529
Penwest Pharmaceuticals Company * (a)                         847         14,848
Pfizer, Inc.                                              190,641      4,760,306
Pharmion Corp. * (a)                                          907         19,782
Pozen, Inc. * (a)                                           1,071         11,770
Prestige Brands Holdings, Inc. * (a)                        1,485         18,295
Regeneron Pharmaceuticals, Inc. * (a)                       1,832         17,386
Renovis, Inc. * (a)                                           762         10,310
Rigel Pharmaceuticals, Inc. * (a)                             722         17,162
Salix Pharmaceuticals, Ltd. * (a)                           1,079         22,929
Schering-Plough Corp.                                      37,915        798,111
Sepracor, Inc. *                                            2,725        160,748
Supergen, Inc. * (a)                                        1,922         12,109
Theravance, Inc. *                                          1,556         32,738
United Therapeutics Corp. * (a)                               595         41,531
Valeant Pharmaceuticals International (a)                   2,490         49,999
Vertex Pharmaceuticals, Inc. * (a)                          2,514         56,188
ViroPharma, Inc. *                                            813         16,910
Watson Pharmaceuticals, Inc. *                              2,837        103,863
                                                                     -----------
                                                                      15,984,827

PHOTOGRAPHY - 0.05%
Eastman Kodak Company (a)                                   7,443        181,088

PLASTICS - 0.00%
Spartech Corp.                                                894         17,469

POLLUTION CONTROL - 0.05%
Duratek, Inc. *                                               479    $     8,756
Republic Services, Inc.                                     3,215        113,457
Stericycle, Inc. *                                          1,033         59,036
                                                                     -----------
                                                                         181,249

PUBLISHING - 0.49%
American Greetings Corp., Class A                           1,852         50,745
Consolidated Graphics, Inc. *                                 388         16,703
Courier Corp. (a)                                             409         15,297
Dex Media, Inc.                                             3,970        110,326
Gannett Company, Inc.                                       6,216        427,847
Gemstar-TV Guide International, Inc. *                     12,141         35,937
Hollinger International, Inc., Class A (a)                  2,878         28,204
John Wiley & Son, Class A                                   1,515         63,236
Mcclatchy Company, Class A                                  1,118         72,927
McGraw-Hill Companies, Inc.                                 9,477        455,275
Media General, Inc., Class A                                  614         35,618
Meredith Corp.                                              1,180         58,870
Multi-Color Corp.                                             395         10,261
Playboy Enterprises, Inc., Class B * (a)                    1,100         15,510
PRIMEDIA, Inc. * (a)                                        7,618         31,158
Readers Digest Association, Inc., Class A                   2,734         43,662
Scholastic Corp. *                                          1,081         39,954
The New York Times Company, Class A (a)                     3,742        111,325
Thomas Nelson, Inc.                                           538         10,093
Tribune Company                                             7,988        270,713
Value Line, Inc. (a)                                          333         13,034
Warner Music Group Corp. *                                  3,495         64,693
                                                                     -----------
                                                                       1,981,388

RAILROADS & EQUIPMENT - 0.49%
Burlington Northern Santa Fe Corp.                          9,625        575,575
CSX Corp.                                                   5,438        252,758
Florida East Coast Indiana, Inc. (a)                          910         41,214
GATX Corp. (a)                                              1,255         49,635
Genesee & Wyoming, Inc., Class A *                            699         22,158
Greenbrier Company, Inc. (a)                                  480         15,955
Kansas City Southern * (a)                                  2,237         52,145
Norfolk Southern Corp.                                     10,216        414,361
PAM Transportation Services, Inc. * (a)                       634         10,245
RailAmerica, Inc. * (a)                                     1,320         15,708
Union Pacific Corp.                                         6,548        469,492
Wabtec Corp.                                                1,320         36,010
                                                                     -----------
                                                                       1,955,256

REAL ESTATE - 2.06%
Aames Investment Corp., REIT                                1,930         12,120
Acadia Realty Trust, REIT                                     882         15,867
Affordable Residential Communities, REIT (a)                1,485         15,013
Agree Realty Corp., REIT (a)                                  550         15,537
Alexander's, Inc., REIT * (a)                                 141         38,070

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Alexandria Real Estate Equities, Inc., REIT                      478    $ 39,526
AMB Property Corp., REIT                                       2,022      90,788
American Campus Communities, Inc., REIT (a)                      583      14,004
American Financial Realty Trust, REIT                          3,361      47,726
American Home Mortgage Investment Corp.,
   REIT (a)                                                    1,223      37,057
American Land Lease, Inc., REIT                                  618      14,678
American Mortgage Acceptance Company, REIT (a)                   767      10,884
Amli Residential Properties Trust, REIT (a)                      640      20,525
Annaly Mortgage Management, Inc., REIT (a)                     2,939      38,060
Anthracite Capital, Inc., REIT (a)                             1,225      14,185
Anworth Mortgage Asset Corp., REIT (a)                         1,245      10,296
Apartment Investment & Management
   Company, Class A, REIT                                      2,410      93,460
Arbor Realty Trust, Inc. - REIT                                  473      13,291
Archstone-Smith Trust, REIT                                    5,110     203,736
Arden Realty, Inc., REIT                                       1,666      68,589
Ashford Hospitality Trust, Inc., REIT (a)                      1,419      15,268
Associated Estates Realty Corp., REIT                          1,445      14,161
Avalon Bay Communities, Inc., REIT                             1,804     154,603
Avatar Holdings, Inc., REIT * (a)                                251      14,869
Bedford Property Investments, Inc., REIT (a)                     481      11,467
Bimini Mortgage Management, Inc. (a)                             873       9,865
BioMed Realty Trust, Inc., REIT                                  874      21,675
Boston Properties, Inc., REIT                                  2,732     193,699
Boykin Lodging Company, REIT * (a)                               909      11,290
Brandywine Realty Trust, REIT                                  1,303      40,510
BRE Properties, Inc., Class A, REIT                            1,195      53,177
BRT Realty Trust, REIT (a)                                       738      17,247
California Coastal Communities, Inc. * (a)                       345      12,151
Camden Property Trust, REIT                                    1,203      67,067
Capital Automotive REIT                                        1,090      42,194
Capital Lease Funding, Inc., REIT (a)                          1,470      15,215
Capital Trust, Inc., REIT (a)                                    416      13,379
CarrAmerica Realty Corp., REIT                                 1,328      47,742
CBL & Associates Properties, Inc., REIT                        1,231      50,459
Cedar Shopping Centers, Inc., REIT (a)                         1,013      14,658
CenterPoint Properties Corp., REIT                             1,271      56,941
Colonial Properties Trust, REIT (a)                              840      37,363
Commercial Net Lease Realty, REIT                              1,520      30,400
Corporate Office Properties Trust, REIT                        1,040      36,348
Correctional Properties Trust, REIT                              506      14,881
Cousins Properties, Inc., REIT (a)                             1,233      37,261
Crescent Real Estate Equities
   Company, REIT (a)                                           2,784      57,100
Criimi Mae, Inc., REIT * (a)                                     610      10,498
Deerfield Triarc Capital Corp., REIT                             899      12,460
Developers Diversified Realty Corp., REIT                      2,645     123,521
DiamondRock Hospitality Company (a)                            1,050      12,338
Digital Realty Trust, Inc., REIT                                 840    $ 15,120
Duke Realty Corp., REIT                                        3,576     121,155
Eagle Hospitality Properties Trust, Inc.,
   REIT                                                        1,261      12,585
EastGroup Properties, Inc., REIT (a)                             444      19,425
ECC Capital Corp., REIT                                        2,974       9,695
Education Realty Trust, Inc., REIT (a)                           731      12,208
Entertainment Properties Trust, REIT                             641      28,608
Equity Inns, Inc., REIT (a)                                    1,520      20,520
Equity Lifestyle Properties, Inc., REIT                          582      26,190
Equity Office Properties Trust, REIT                          10,354     338,679
Equity One, Inc., REIT                                         1,954      45,431
Equity Residential, REIT                                       7,061     267,259
Essex Property Trust Inc., REIT                                  570      51,300
Extra Space Storage, Inc., REIT (a)                            1,097      16,872
Federal Realty Investment Trust, REIT                          1,272      77,503
Felcor Lodging Trust, Inc., REIT *                             1,785      27,043
Feldman Mall Properties, Inc. (a)                                924      12,012
Fieldstone Investment Corp., REIT (a)                          1,381      16,102
First Industrial Realty Trust, Inc., REIT (a)                    951      38,088
First Potomac Realty Trust, REIT                                 511      13,133
First Union Real Estate Equity & Mortgage
   Investments, REIT *                                         2,231      10,040
Gables Residential Trust, REIT                                   757      33,043
General Growth Properties, Inc., REIT                          5,876     264,009
Getty Realty Corp., REIT                                         640      18,419
Gladstone Commercial Corp., REIT (a)                             905      15,113
Glenborough Realty Trust, Inc., REIT                             928      17,818
Glimcher Realty Trust, REIT (a)                                1,169      28,605
Global Signal, Inc., REIT (a)                                  1,508      67,468
GMH Communities Trust, REIT                                    1,179      17,296
Government Properties Trust, Inc., REIT (a)                    1,726      16,915
Gramercy Captial Corp., REIT (a)                                 604      14,472
Health Care Property Investors, Inc., REIT                     3,291      88,824
Health Care, Inc., REIT (a)                                    1,285      47,661
Healthcare Realty Trust, Inc., REIT (a)                        1,092      43,833
Heritage Property Investment Trust, REIT (a)                   1,199      41,965
Hersha Hospitality Trust, REIT                                 1,446      14,359
Highland Hospitality Corp., REIT                               1,307      13,410
Highwoods Properties, Inc., REIT                               1,218      35,943
Home Properties, Inc., REIT                                      738      28,967
Homebanc Corp., Georgia, REIT (a)                              2,014      15,548
Hospitality Properties Trust, REIT                             1,642      70,376
Host Marriott Corp., REIT                                      9,224     155,886
Housevalues, Inc. * (a)                                          863      12,341
HRPT Properties Trust, REIT                                    4,873      60,474
Impac Mortgage Holdings, Inc., REIT (a)                        1,955      23,968
Inland Real Estate Corp., REIT                                 1,898      29,723
Innkeepers USA Trust, REIT                                     1,264      19,529

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Jones Lang Lasalle, Inc.                                        903   $   41,592
Kilroy Realty Corp., REIT                                       734       41,126
Kimco Realty Corp., REIT                                      5,560      174,695
Kite Realty Group Trust, REIT                                   810       12,085
KKR Financial Corp., REIT (a)                                 1,101       24,486
LaSalle Hotel Properties, REIT                                  857       29,524
Lexington Corporate Property Trust, REIT (a)                  1,330       31,321
Liberty Property Trust, REIT (a)                              1,963       83,506
LTC Properties, Inc., REIT                                      702       14,882
Luminent Mortgage Capital, Inc., REIT (a)                     1,219        9,203
Mack-California Realty Corp., REIT                            1,343       60,354
Maguire Properties, Inc., REIT (a)                            1,286       38,644
Medical Properties Trust, Inc., REIT                          1,030       10,094
MeriStar Hospitality Corp., REIT *                            2,519       22,998
MFA Mortgage Investments, Inc., REIT (a)                      2,154       13,204
Mid-America Apartment Communities, Inc., REIT                   668       31,069
Mission West Properties, Inc., REIT (a)                       1,383       13,885
Monmouth Real Estate Investment Corp., REIT (a)               2,009       16,454
MortgageIT Holdings, Inc., REIT (a)                             805       11,447
National Health Investments, Inc., REIT (a)                     600       16,566
Nationwide Health Properties, Inc., REIT (a)                  1,747       40,705
New Century Financial Corp., REIT (a)                         1,331       48,275
New Plan Realty Trust, Inc., REIT (a)                         2,508       57,559
New York Mortgage Trust, Inc., REIT                           1,643       12,273
Newcastle Investment Corp., REIT (a)                          1,016       28,346
NorthStar Realty Finance Corp., REIT (a)                      1,254       11,775
Novastar Financial, Inc., REIT (a)                              742       24,479
Omega Healthcare Investors, REIT                              1,611       22,425
One Liberty Properties, Inc., REIT (a)                          843       16,784
Origen Financial, Inc. (a)                                    2,054       15,549
Pan Pacific Retail Properties, Inc., REIT                       916       60,364
Parkway Properties, Inc., REIT (a)                              305       14,311
Pennsylvania Real Estate Investment Trust, REIT                 945       39,860
PMC Commercial Trust, REIT (a)                                1,073       14,410
Post Properties, Inc., REIT                                   1,086       40,454
Prentiss Properties Trust, REIT                               1,049       42,589
ProLogis, REIT                                                5,558      246,275
PS Business Parks, Inc., REIT                                   588       26,930
Public Storage, Inc., REIT                                    3,190      213,730
Ramco-Gershenson Properties Trust, REIT (a)                     500       14,595
Realty Income Corp., REIT (a)                                 1,886       45,094
Reckson Associates Realty Corp., REIT                         1,975       68,236
Redwood Trust, Inc., REIT (a)                                   533       25,909
Regency Centers Corp., REIT                                   1,480       85,026
Saul Centers, Inc., REIT                                        452       16,267
Saxon Capital, Inc., REIT                                     1,489       17,645
Senior Housing Properties Trust, REIT                         1,825       34,675
Shurgard Storage Centers, Inc., Class A, REIT (a)             1,187   $   66,318
Simon Property Group, Inc., REIT                              5,627      417,073
Sizeler Property Investors, Inc., REIT (a)                    1,053       12,783
SL Green Realty Corp., REIT (a)                                 972       66,271
Sovran Self Storage, Inc., REIT (a)                             309       15,126
Spirit Finance Corp., REIT (a)                                1,816       20,430
Strategic Hotel Cap, Inc., REIT (a)                           1,088       19,867
Sun Communities, Inc., REIT                                     500       16,380
Sunstone Hotel Investors, Inc., REIT (a)                        940       22,927
Tanger Factory Outlet Centers, Inc., REIT                       791       21,998
Taubman Centers, Inc., REIT                                   1,392       44,126
The Macerich Company, REIT                                    1,513       98,254
The Mills Corp., REIT                                         1,397       76,947
The St. Joe Company                                           1,951      121,840
Town & Country Trust SBI (a)                                    529       15,352
Trammell Crow Company *                                         976       24,088
Transcontinental Realty Investors, Inc., REIT * (a)             441        8,732
Trizec Properties, Inc., REIT                                 4,125       95,122
Trustreet Properties, Inc., REIT (a)                          1,801       28,186
United Capital Corp. * (a)                                      470       11,026
United Dominion Realty Trust, Inc., REIT                      3,485       82,595
United Mobile Homes, Inc., REIT                                 882       13,989
Universal Health Realty Income Trust, REIT (a)                  381       12,668
Urstadt Biddle Properties, Inc., REIT (a)                       957       14,508
U-Store-It Trust, REIT                                        1,086       22,013
Ventas, Inc., REIT                                            2,153       69,327
Vornado Realty Trust, REIT                                    3,169      274,499
W. P. Carey & Company LLC                                     1,077       28,993
Washington REIT                                               1,085       33,754
Weingarten Realty Investors, REIT                             2,206       83,497
Wellsford Real Properties, Inc. *                               542       10,298
Windrose Medical Properties Trust, REIT (a)                   1,026       15,677
Winston Hotels, Inc., REIT (a)                                1,145       11,450
ZipRealty, Inc. * (a)                                           763        9,721
                                                                      ----------
                                                                       8,305,662

RETAIL - 0.01%
Citi Trends, Inc. * (a)                                         380        8,295
Conn's, Inc. * (a)                                              688       19,071
FTD Group, Inc. * (a)                                           974       10,081
Inergy Holdings LP * (a)                                        484       16,190
                                                                      ----------
                                                                          53,637

RETAIL GROCERY - 0.51%
7 Eleven, Inc. *                                              2,962      105,477
Albertsons, Inc. (a)                                          9,200      235,980
Arden Group, Inc. (a)                                           149       11,214
Ingles Markets, Inc. (a)                                      1,172       18,518
Nash-Finch Company (a)                                          371       15,652

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY (CONTINUED)
Pathmark Stores, Inc. * (a)                                   1,141   $   12,859
Ruddick Corp.                                                 1,244       28,674
Safeway, Inc.                                                11,330      290,048
Smart & Final, Inc. * (a)                                     1,051       13,600
SUPERVALU, Inc.                                               3,268      101,700
Sysco Corp.                                                  16,336      512,460
The Great Atlantic & Pacific Tea Company, Inc. * (a)          1,068       30,288
The Kroger Company *                                         18,531      381,553
United Natural Foods, Inc. *                                  1,094       38,684
Weis Markets, Inc. (a)                                          654       26,167
Whole Foods Market, Inc.                                      1,615      217,137
Wild Oats Markets, Inc. * (a)                                   980       12,603
                                                                      ----------
                                                                       2,052,614

RETAIL TRADE - 4.92%
99 Cents Only Stores * (a)                                    2,028       18,759
A.C. Moore Arts & Crafts, Inc. * (a)                            572       10,971
Aaron Rents, Inc., Class B (a)                                1,343       28,404
Abercrombie & Fitch Company, Class A                          2,251      112,212
Advance Auto Parts, Inc. *                                    2,838      109,774
Aeropostale, Inc. *                                           1,479       31,429
American Eagle Outfitters, Inc.                               3,820       89,885
AnnTaylor Stores Corp. *                                      1,877       49,834
Asbury Automotive Group, Inc. * (a)                             931       15,855
Barnes & Noble, Inc.                                          1,796       67,709
Bed Bath & Beyond, Inc. *                                     7,706      309,627
Best Buy Company, Inc.                                       12,522      545,083
Big 5 Sporting Goods Corp. (a)                                  697       16,630
Big Lots, Inc. * (a)                                          3,173       34,871
BJ's Wholesale Club, Inc. *                                   1,804       50,151
Blair Corp. (a)                                                 277       10,219
Bon-Ton Stores, Inc. (a)                                        535       10,390
Borders Group, Inc.                                           1,849       40,992
Brookstone, Inc. * (a)                                          594       11,844
Build A Bear Workshop, Inc. * (a)                               569       12,689
Building Materials Holding Corp. (a)                            354       32,989
Burlington Coat Factory Warehouse Corp.                       1,167       44,393
Cabela's, Inc. * (a)                                          1,563       28,712
CarMax, Inc. * (a)                                            2,698       84,366
Casey's General Stores, Inc.                                  1,380       32,016
Cash America International, Inc. (a)                            842       17,472
Cato Corp., Class A (a)                                         882       17,578
Charming Shoppes, Inc. *                                      3,195       34,091
Chico's FAS, Inc. *                                           4,613      169,758
Childrens Place Retail Stores, Inc. * (a)                       730       26,017
Christopher & Banks Corp. (a)                                 1,072       14,869
Circuit City Stores, Inc.                                     5,003       85,851
Claire's Stores, Inc.                                         2,384       57,526
Coldwater Creek, Inc. *                                       1,648   $   41,563
Cost Plus, Inc. * (a)                                           654       11,870
Costco Wholesale Corp.                                       11,759      506,695
CSS Industries, Inc.                                            278        9,041
CVS Corp.                                                    20,717      601,000
Deb Shops, Inc.                                                 469       10,196
Dicks Sporting Goods, Inc. * (a)                              1,301       39,173
Dillard's, Inc., Class A (a)                                  2,204       46,020
Dollar General Corp. (a)                                      8,475      155,432
Dollar Tree Stores, Inc. *                                    2,858       61,876
DSW Inc., - Class A * (a)                                     1,168       24,762
Electronics Boutique Holdings Corp. * (a)                       642       40,343
Family Dollar Stores, Inc.                                    4,336       86,156
Federated Department Stores, Inc.                             6,715      449,032
Finish Line, Inc.                                             1,349       19,682
First Cash Financial Services * (a)                             554       14,581
Foot Locker, Inc.                                             4,041       88,660
Fossil, Inc. * (a)                                            1,918       34,888
Fred's, Inc., Class A (a)                                     1,200       15,012
GameStop Corp. * (a)                                          1,514       47,646
Gap, Inc.                                                    22,499      392,158
Genesco, Inc. * (a)                                             586       21,823
Group 1 Automotive, Inc. *                                      639       17,636
Guitar Center, Inc. *                                           669       36,935
Hibbett Sporting Goods, Inc. * (a)                              986       21,927
Home Depot, Inc.                                             55,009    2,098,043
Hot Topic, Inc. *                                             1,270       19,507
J. Jill Group, Inc. * (a)                                       712       11,264
J.C. Penney Company, Inc.                                     6,917      328,004
Jo Ann Stores, Inc. *                                           635       10,985
Kenneth Cole Productions, Inc., Class A (a)                     634       17,302
Kohl's Corp. *                                                8,677      435,412
Limited Brands                                               10,251      209,428
Linens'n Things, Inc. *                                       1,199       32,013
Longs Drug Stores Corp. (a)                                     976       41,861
Lowe's Companies, Inc.                                       19,827    1,276,859
Marinemax, Inc. * (a)                                           499       12,720
Michael's Stores, Inc.                                        3,488      115,313
MSC Industrial Direct Company, Inc., Class A                  1,746       57,915
NBTY, Inc. * (a)                                              1,792       42,112
New York & Co., Inc. * (a)                                    1,472       24,141
Nordstrom, Inc.                                               6,994      240,034
Pacific Sunwear of California, Inc. *                         1,997       42,816
Pantry, Inc. *                                                  614       22,945
Payless ShoeSource, Inc. *                                    1,845       32,103
PETCO Animal Supplies, Inc. *                                 1,545       32,692
PETsMART, Inc.                                                3,764       81,980
Pier 1 Imports, Inc. (a)                                      2,370       26,710


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
RadioShack Corp. (a)                                         3,517   $    87,222
Regis Corp. (a)                                              1,139        43,077
Rent-A-Center, Inc. *                                        1,940        37,461
Retail Ventures, Inc. * (a)                                  1,178        12,934
Rite Aid Corp. * (a)                                        14,144        54,879
Ross Stores, Inc.                                            3,797        89,989
Saks, Inc. *                                                 3,672        67,932
School Specialty, Inc. *                                       595        29,024
Sears Holdings Corp. *                                       4,051       504,025
Shopko Stores, Inc. *                                          805        20,544
Sonic Automotive, Inc.                                         798        17,732
Spectrum Brands, Inc. * (a)                                  1,330        31,322
Sports Authority, Inc. * (a)                                   708        20,844
Staples, Inc.                                               19,068       406,530
Stein Mart, Inc.                                             1,230        24,969
Steven Madden, Ltd. * (a)                                      578        13,248
Systemax, Inc. *                                             1,358         9,560
Talbots, Inc. (a)                                            1,467        43,893
Target Corp.                                                22,637     1,175,539
The Buckle, Inc.                                               491        16,679
The Dress Barn, Inc. * (a)                                     758        17,252
The Men's Wearhouse, Inc. *                                  1,423        37,994
The Neiman Marcus Group, Inc., Class A                       1,197       119,640
The TJX Companies, Inc.                                     12,251       250,900
The Yankee Candle, Inc.                                      1,218        29,841
Tiffany & Company                                            3,725       148,143
Too, Inc. *                                                    965        26,470
Tractor Supply Company * (a)                                 1,021        46,609
Transport World Entertainment Corp. * (a)                    1,276        10,068
Tuesday Morning Corp. (a)                                    1,133        29,311
United Rentals, Inc. * (a)                                   2,113        41,647
Urban Outfitters, Inc. * (a)                                 4,114       120,952
ValueVision Media, Inc., Class A * (a)                       1,303        14,789
Walgreen Company                                            26,176     1,137,347
Wal-Mart Stores, Inc.                                      107,095     4,692,903
Williams-Sonoma, Inc. *                                      2,957       113,401
Zale Corp. *                                                 1,352        36,747
Zumiez, Inc. * (a)                                             364        11,877
                                                                     -----------
                                                                      19,822,526

SANITARY SERVICES - 0.23%
Allied Waste Industries, Inc. * (a)                          8,643        73,033
Aqua America, Inc. (a)                                       2,428        92,313
Artesian Resources Corp., Class A                              390        11,731
Casella Waste Systems, Inc., Class A * (a)                     859        11,279
Darling International, Inc. *                                3,093        10,918
Ecolab, Inc.                                                 6,472       206,651
Flanders Corp. * (a)                                         1,019        12,371
Insituform Technologies, Inc., Class A *                       842        14,558
Nalco Holding Company *                                      3,845   $    64,865
Waste Connections, Inc. * (a)                                1,130        39,641
Waste Management, Inc.                                      14,197       406,176
                                                                     -----------
                                                                         943,536

SEMICONDUCTORS - 2.96%
Actel Corp. * (a)                                              828        11,973
Advanced Analogic Technologies, Inc. *                       1,105        12,365
Advanced Energy Industries, Inc. * (a)                       1,181        12,708
Advanced Micro Devices, Inc. * (a)                           9,850       248,220
Altera Corp. *                                               9,425       180,112
American Superconductor Corp. * (a)                          1,355        14,024
Amis Holdings, Inc. *                                        2,334        27,681
Amkor Technology, Inc. * (a)                                 5,316        23,284
Analog Devices, Inc.                                         9,517       353,461
Applied Materials, Inc.                                     42,687       723,972
Applied Micro Circuits Corp. *                               9,203        27,609
Atmel Corp. * (a)                                           13,635        28,088
ATMI, Inc. * (a)                                               884        27,404
Axcelis Technologies, Inc. *                                 3,094        16,151
Broadcom Corp., Class A *                                    8,539       400,564
Cirrus Logic, Inc. * (a)                                     2,551        19,362
Conexant Systems, Inc. *                                    13,964        24,996
Credence Systems Corp. * (a)                                 2,751        21,953
Cree, Inc. * (a)                                             1,950        48,789
Cymer, Inc. * (a)                                            1,003        31,414
Cypress Semiconductor Corp. * (a)                            3,407        51,275
Diodes, Inc. * (a)                                             396        14,359
DSP Group, Inc. *                                              814        20,887
Emcore Corp. * (a)                                           1,867        11,426
Emulex Corp. *                                               2,205        44,563
Entegris, Inc. *                                             3,794        42,872
Exar Corp. * (a)                                             1,159        16,249
Fairchild Semiconductor International, Inc. *                3,148        46,779
FormFactor, Inc. * (a)                                       1,042        23,778
Freescale Semiconductor-B, Inc. *                           10,281       242,426
Genesis Microchip, Inc. * (a)                                  929        20,392
Hittite Microwave Corp. *                                      728        14,742
Integrated Device Technology, Inc. *                         5,441        58,436
Intel Corp.                                                158,141     3,898,176
International Rectifier Corp. *                              1,710        77,087
Intersil Corp., Class A                                      3,871        84,310
IXYS Corp. * (a)                                             1,048        11,067
KLA-Tencor Corp.                                             4,975       242,581
Kopin Corp. *                                                2,386        16,583
Kulicke & Soffa Industries, Inc. * (a)                       1,779        12,898
Lam Research Corp. *                                         3,584       109,204
Lattice Semiconductor Corp. *                                3,641        15,583
Linear Technology Corp.                                      7,686       288,917

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
LSI Logic Corp. *                                           10,120   $    99,682
LTX Corp. * (a)                                              2,407        10,158
Marvell Technology Group, Ltd. *                             7,051       325,122
Mattson Technology, Inc. * (a)                               1,633        12,264
Maxim Integrated Products, Inc.                              8,300       353,995
MEMC Electronic Materials, Inc. *                            5,443       124,046
Micrel, Inc. * (a)                                           2,622        29,445
Microchip Technology, Inc.                                   5,135       154,666
Micron Technology, Inc. * (a)                               15,904       211,523
Microsemi Corp. *                                            1,627        41,554
MKS Instruments, Inc. * (a)                                  1,599        27,551
National Semiconductor Corp.                                 8,902       234,123
Netlogic Microsystems, Inc * (a)                               526        11,356
Novellus Systems, Inc. *                                     3,583        89,862
NVIDIA Corp. *                                               4,394       150,626
O2Micro International, Ltd. * (a)                            1,008        15,866
OmniVision Technologies, Inc. * (a)                          1,615        20,381
ON Semiconductor Corp. * (a)                                 7,234        37,400
Pericom Semiconductor Corp. * (a)                            1,252        11,068
Photronics, Inc. * (a)                                       1,017        19,730
Pixelworks, Inc. * (a)                                       1,533        10,102
PMC-Sierra, Inc. *                                           4,593        40,464
Power Integrations, Inc. * (a)                                 884        19,227
QLogic Corp. *                                               2,391        81,772
Rambus, Inc. * (a)                                           2,845        34,425
Rudolph Technologies, Inc. * (a)                               696         9,375
Semitool, Inc. * (a)                                         1,295        10,295
Semtech Corp. *                                              2,007        33,055
Sigmatel, Inc. * (a)                                           993        20,098
Silicon Image, Inc. *                                        2,166        19,256
Silicon Laboratories, Inc. * (a)                             1,440        43,762
Skyworks Solutions, Inc. * (a)                               4,282        30,060
Teradyne, Inc. *                                             5,095        84,067
Tessera Technologies, Inc. * (a)                             1,187        35,503
Texas Instruments, Inc.                                     43,590     1,477,701
Triquint Semiconductor, Inc. * (a)                           4,605        16,210
Ultratech, Inc. * (a)                                          754        11,755
Varian Semiconductor Equipment Associates,
   Inc. * (a)                                                  951        40,294
Veeco Instruments, Inc. * (a)                                  987        15,831
Vitesse Semiconductor Corp. * (a)                            7,135        13,414
Volterra Semiconductor Corp. * (a)                             842        10,331
Xilinx, Inc.                                                 8,839       246,166
Zoran Corp. * (a)                                            1,296        18,533
                                                                     -----------
                                                                      11,920,834

SHIPBUILDING - 0.00%
Maritrans, Inc. (a)                                            452        14,464

SOFTWARE - 2.99%
Activision, Inc. *                                           5,073   $   103,743
Advent Software, Inc. *                                        906        24,408
Allscripts Healthcare Solution, Inc. * (a)                   1,185        21,354
Altiris, Inc. *                                                860        13,149
American Reprographics Company *                             1,326        22,675
ANSYS, Inc. *                                                  864        33,255
Autodesk, Inc. *                                             5,944       276,039
Avid Technology, Inc. *                                      1,114        46,120
BEA Systems, Inc. *                                         10,678        95,888
Blackbaud, Inc. (a)                                          1,298        18,393
Blackboard, Inc. * (a)                                         743        18,582
BMC Software, Inc. *                                         5,825       122,907
Borland Software Corp. * (a)                                 2,488        14,480
Bottomline Technologies, Inc. * (a)                            701        10,578
CCC Information Services Group, Inc. * (a)                     503        13,143
CIBER, Inc. * (a)                                            1,953        14,511
Citrix Systems, Inc. *                                       4,375       109,987
Computer Associates International, Inc.                     15,023       417,790
Compuware Corp. *                                           10,120        96,140
Concur Technologies, Inc. * (a)                              1,179        14,584
Convera Corp. * (a)                                          1,266        17,851
Covansys Corp. * (a)                                         1,149        18,338
Dendrite International, Inc. *                               1,224        24,590
Epicor Software Corp. * (a)                                  1,485        19,305
EPIQ Systems, Inc. * (a)                                       586        12,787
Equinix, Inc. * (a)                                            644        26,823
Faro Technologies, Inc. * (a)                                  502         9,784
Hyperion Solutions Corp. *                                   1,050        51,083
i2 Technologies, Inc. * (a)                                    605        11,277
InfoUSA, Inc.                                                1,618        17,183
Intellisync Corp. *                                          2,257        10,021
Intermediate Telephone, Inc. (a)                               814        17,094
Intuit, Inc. *                                               4,607       206,440
iPass, Inc. * (a)                                            2,298        12,363
JDA Software Group, Inc. * (a)                                 960        14,573
Keane, Inc. * (a)                                            1,789        20,448
Lawson Software Inc. * (a)                                   3,352        23,263
Macrovision Corp. *                                          1,394        26,625
Magma Design Automation, Inc. * (a)                          1,215         9,866
Manhattan Associates, Inc. *                                   889        20,625
Mantech International Corp. * (a)                              804        21,234
MapInfo Corp. *                                                818        10,021
McDATA Corp., Class A * (a)                                  4,322        22,647
Mercury Interactive Corp. *                                  2,188        86,645
Micromuse, Inc. *                                            2,531        19,944
Microsoft Corp.                                            276,774     7,121,395
MicroStrategy, Inc. * (a)                                      393        27,624
Midway Games, Inc. * (a)                                     2,339        35,529

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
MRO Software, Inc. *                                           890   $    14,988
NAVTEQ Corp. *                                               2,331       116,433
Novell, Inc. *                                               9,998        74,485
Omnicell, Inc. * (a)                                           978         9,516
Open Solutions, Inc. *                                         625        13,637
OpenTV Corp., Class A * (a)                                  4,252        12,203
Opsware, Inc. *                                              3,166        16,432
Oracle Corp. *                                             134,024     1,660,557
Packeteer, Inc. * (a)                                        1,010        12,675
Parametric Technology Corp. *                                7,403        51,599
PDF Solutions, Inc. * (a)                                      890        14,774
QAD, Inc. (a)                                                1,379        11,432
Quality Systems (a)                                            361        24,941
Red Hat, Inc. * (a)                                          4,897       103,767
Scansoft, Inc. * (a)                                         4,002        21,331
Secure Computing Corp. * (a)                                 1,183        13,427
Serena Software, Inc. * (a)                                  1,184        23,597
Siebel Systems, Inc.                                        13,269       137,069
SPSS, Inc. * (a)                                               640        15,360
SS&C Technologies, Inc.                                        648        23,743
SSA Global Technologies, Inc. * (a)                          1,665        29,304
Take-Two Interactive Software, Inc. * (a)                    1,851        40,889
THQ, Inc. * (a)                                              1,585        33,792
Tradestation Group, Inc. * (a)                               1,521        15,423
Transaction Systems
   Architects, Inc., Class A *                               1,099        30,607
Ulticom, Inc. * (a)                                          1,360        15,001
Ultimate Software Group, Inc. * (a)                            759        13,981
VeriFone Holdings, Inc. * (a)                                1,678        33,745
Verint Systems, Inc. * (a)                                     870        35,618
Websense, Inc. * (a)                                           637        32,621
                                                                     -----------
                                                                      12,056,051

STEEL - 0.18%
Alaska Steel Holding Corp. * (a)                             3,090        26,481
Allegheny Technologies, Inc.                                 2,461        76,242
Carpenter Technology Corp.                                     658        38,565
Chaparral Steel Company *                                      618        15,586
NS Group, Inc. * (a)                                           610        23,943
Nucor Corp.                                                  4,050       238,910
Roanoke Electric Steel Corp.                                   513        10,275
Ryerson Tull, Inc. (a)                                         810        17,253
Schnitzer Steel Industries, Inc. (a)                           886        28,857
Steel Dynamics, Inc. (a)                                     1,248        42,382
Steel Technologies, Inc. (a)                                   400        10,372
Texas Industries, Inc. (a)                                     594        32,314
United States Steel Corp.                                    2,974       125,949
Worthington Industries, Inc. (a)                             2,444        51,397
                                                                     -----------
                                                                         738,526

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.77%
ADC Telecommunications, Inc. *                               3,073   $    70,249
ADTRAN, Inc.                                                 2,034        64,071
Aeroflex, Inc. *                                             2,286        21,397
Alaska Communications Systems, Inc. (a)                      1,363        15,593
Andrew Corp. *                                               4,376        48,792
Arris Group, Inc. * (a)                                      2,512        29,792
At Road, Inc. *                                              2,300        10,557
Atheros Communications, Inc. * (a)                           1,466        14,308
Avaya, Inc. *                                               12,384       127,555
Brightpoint, Inc. * (a)                                        865        16,556
Broadwing Corp. *                                            2,740        13,673
Ciena Corp. *                                               15,906        41,992
Citizens Communications Company                              8,647       117,167
Commonwealth Telephone
   Enterprises, Inc., (CTE) (a)                                531        20,019
Commscope, Inc. * (a)                                        1,546        26,808
Comtech Telecommunications Corp. * (a)                         596        24,716
Comverse Technology, Inc. *                                  5,109       134,213
Consolidated Communications Holdings,
   Inc. * (a)                                                  942        12,811
Corning, Inc. *                                             36,618       707,826
CT Communications, Inc. (a)                                  1,008        12,469
Essex Corp. * (a)                                              606        13,132
Fairpoint Communications, Inc. (a)                           1,162        17,000
Finisar Corp. * (a)                                          8,475        11,611
First Avenue Networks, Inc. * (a)                            2,076        13,494
General Communication, Inc. *                                1,902        18,830
Global Crossing, Ltd. * (a)                                    709        10,429
Harmonic, Inc. * (a)                                         2,336        13,596
InterDigital Communication Corp. * (a)                       1,613        31,679
Intrado, Inc. * (a)                                            706        12,729
Iowa Telecommunications Services, Inc.                         899        15,121
J2 Global Communications, Inc. * (a)                           616        24,899
JDS Uniphase Corp. *                                        38,114        84,613
Level 3 Communications, Inc. * (a)                          19,790        45,913
Lucent Technologies, Inc. * (a)                            111,883       363,620
Mastec, Inc. * (a)                                           1,635        17,822
NETGEAR, Inc. * (a)                                            906        21,798
NeuStar, Inc. - Class A *                                    1,389        44,434
Newport Corp. *                                              1,358        18,917
NTL, Inc. *                                                  2,218       148,162
PanAmSat Holding Corp. (a)                                   3,272        79,182
Plantronics, Inc. (a)                                        1,279        39,406
Polycom, Inc. *                                              2,708        43,788
Powerwave Technologies, Inc. * (a)                           2,915        37,866
Premiere Global Services, Inc. * (a)                         2,122        17,358
Price Communications Corp. * (a)                             1,470        24,182
QUALCOMM, Inc.                                              42,210     1,888,898

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
RCN Corp. * (a)                                               1,124   $   23,851
REMEC, Inc. * (a)                                             1,640        2,034
SBA Communications Corp. * (a)                                2,091       32,306
SBC Communications, Inc.                                     84,534    2,026,280
Scientific-Atlanta, Inc.                                      3,956      148,390
Shenandoah Telecommunications Company (a)                       334       13,758
Sonus Networks, Inc. * (a)                                    6,830       39,614
SureWest Communications (a)                                     618       17,724
Symmetricom, Inc. * (a)                                       1,441       11,153
Tekelec * (a)                                                 1,787       37,438
Tellabs, Inc. *                                              12,191      128,249
Terayon Communication Systems, Inc. * (a)                     2,996       11,684
UTStarcom, Inc. * (a)                                         3,272       26,732
Viasat, Inc. * (a)                                              822       21,084
Westell Technologies, Inc., Class A *                         2,825       10,283
                                                                      ----------
                                                                       7,139,623

TELEPHONE - 1.80%
ALLTEL Corp.                                                  8,993      585,534
AT&T Corp.                                                   20,613      408,137
Atlantic Tele-Network, Inc.                                     336       11,155
BellSouth Corp.                                              46,850    1,232,155
Centennial Communications Corp., Class A * (a)                2,913       43,637
CenturyTel, Inc.                                              3,307      115,679
Cincinnati Bell, Inc. *                                       7,217       31,827
Harris Corp.                                                  3,423      143,081
IDT, Corp. * (a)                                              2,741       33,413
MCI, Inc.                                                     8,377      212,525
North Pittsburgh Systems, Inc. (a)                              650       13,267
Qwest Communications International, Inc. * (a)               47,663      195,418
Sprint Corp.                                                 74,723    1,776,913
U.S. Cellular Corp. *                                         2,219      118,539
Valor Communications Group, Inc. (a)                          2,078       28,323
Verizon Communications, Inc.                                 70,912    2,318,113
                                                                      ----------
                                                                       7,267,716

TIRES & RUBBER - 0.03%
Bandag, Inc. (a)                                                517       22,159
Cooper Tire & Rubber Company (a)                              1,725       26,341
Goodyear Tire & Rubber Company * (a)                          4,631       72,197
Myers Indiana, Inc. (a)                                       1,079       12,559
                                                                      ----------
                                                                         133,256

TOBACCO - 1.11%
Alliance One International, Inc. (a)                          3,610       12,779
Altria Group, Inc.                                           53,040    3,909,578
Reynolds American, Inc. (a)                                   3,679      305,431
Schweitzer Mauduit International, Inc.                          486       10,848
Universal Corp.                                                 618       23,997
UST, Inc.                                                     4,157      174,012
Vector Group, Ltd. (a)                                        1,299   $   25,993
                                                                      ----------
                                                                       4,462,638

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                                  4,636       91,097
Jakks Pacific, Inc. * (a)                                       764       12,400
Marvel Entertainment, Inc. * (a)                              2,645       47,266
Mattel, Inc.                                                 10,631      177,325
Russ Berrie & Company, Inc. (a)                                 865       12,214
                                                                      ----------
                                                                         340,302

TRANSPORTATION - 0.32%
Alexander & Baldwin, Inc.                                     1,149       61,173
C. H. Robinson Worldwide, Inc.                                2,142      137,345
Eagle Bulk Shipping, Inc. * (a)                                 795       13,634
Expeditors International of Washington, Inc.                  2,683      152,341
Genco Shipping & Trading, Ltd. *                                639       12,186
General Maritime Corp. (a)                                    1,004       36,957
Harley-Davidson, Inc.                                         7,504      363,494
Heartland Express, Inc. (a)                                   2,074       42,185
Kirby Corp. * (a)                                               692       34,206
K-Sea Transportation Partners LP (a)                            311       11,351
Laidlaw International, Inc.                                   2,742       66,274
Macquarie Infrastructure Company Trust (a)                      778       21,940
Marten Transport, Ltd. * (a)                                    548       13,864
Martin Midstream Partners LP (a)                                364       12,041
Offshore Logistics, Inc. *                                      603       22,311
Overseas Shipholding Group, Inc.                              1,045       60,955
Pacer International, Inc.                                     1,142       30,103
SCS Transportation, Inc. *                                      642       10,086
Ship Finance International, Ltd. - USD                        1,165       23,300
Teekay Shipping Corp.-USD (a)                                 1,850       79,642
Universal Truckload Services, Inc. * (a)                        615       11,427
Yellow Roadway Corp. * (a)                                    1,492       61,799
                                                                      ----------
                                                                       1,278,614

TRAVEL SERVICES - 0.48%
Ambassadors Group, Inc. (a)                                     676       15,075
American Express Company                                     31,924    1,833,715
Pegasus Solutions, Inc. * (a)                                 1,110        9,968
Sabre Holdings Corp.                                          3,530       71,588
                                                                      ----------
                                                                       1,930,346

TRUCKING & FREIGHT - 0.87%
Arkansas Best Corp.                                             697       24,305
CNF, Inc.                                                     1,330       69,825
Covenant Transport, Inc. * (a)                                  805        9,741
EGL, Inc. * (a)                                               1,342       36,435
Fedex Corp.                                                   7,693      670,291
Forward Air Corp.                                               968       35,661
Hub Group, Inc., Class A *                                      602       22,100
J.B. Hunt Transport Services, Inc.                            4,151       78,911

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
Knight Transportation, Inc. (a)                            1,612   $     39,268
Landstar Systems, Inc.                                     1,612         64,528
Navistar International Corp. *                             1,861         60,352
Old Dominion Freight Lines, Inc. *                           712         23,845
OMI Corp. (a)                                              2,336         41,744
Oshkosh Truck Corp.                                        1,820         78,551
Plains All American Pipeline, LP (a)                       1,689         72,002
Ryder Systems, Inc.                                        1,614         55,231
Swift Transportation, Inc. * (a)                           2,009         35,559
United Parcel Service, Inc., Class B                      28,661      1,981,335
UTI Worldwide, Inc. (a)                                      583         45,299
Wabash National Corp. (a)                                    876         17,222
Werner Enterprises, Inc.                                   2,160         37,347
                                                                   ------------
                                                                      3,499,552

UTILITY SERVICE - 0.00%
SJW Corp. (a)                                                328         15,836
                                                     -----------   ------------
TOTAL COMMON STOCKS (Cost $355,426,425)                            $397,097,373
                                                                   ------------
PREFERRED STOCKS - 0.00%

REAL ESTATE - 0.00%
Simon Properties Group, Inc., REIT * (a)                     171         10,790
                                                     -----------   ------------
TOTAL PREFERRED STOCKS (Cost $9,157)                               $     10,790
                                                                   ------------
RIGHTS - 0.00%

PHARMACEUTICALS - 0.00%
   OSI Pharmaceuticals, Inc.
   (Expiration date 6/12/2008)                                19              1
                                                     -----------   ------------
TOTAL RIGHTS (Cost $0)                                             $          1
                                                                   ------------
WARRANTS - 0.00%

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
   (Expiration date 10/24/2007; strike
   price $4.88)                                               24              0
                                                     -----------   ------------
TOTAL WARRANTS (Cost $0)                                           $          0
                                                                   ------------
CORPORATE BONDS - 0.00%

METAL & METAL PRODUCTS - 0.00%
Mueller Industries, Inc.
   6.00% due 11/01/2014 (a)                          $     4,000          3,880
                                                     -----------   ------------
TOTAL CORPORATE BONDS (Cost $3,926)                                $      3,880
                                                                   ------------
SHORT TERM INVESTMENTS - 11.93%
State Street Boston Corp. Commercial Paper
   3.80% due 10/03/2005 (c)                          $ 4,600,000   $  4,599,029
State Street Navigator Securities Lending
   Prime Portfolio (c)                                42,475,928     42,475,928
United States Treasury Bills
   zero coupon due 11/17/2005 ****                   $ 1,000,000   $    995,515
                                                     -----------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $48,070,472)                                                 $ 48,070,472
                                                                   ------------
REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 3.10% to
   be repurchased at $79,020 on
   10/03/2005, collateralized by
   $65,000 U.S. Treasury Bonds, 7.125%
   due 02/15/2023 (valued at $85,272,
   including interest) (c)                           $    79,000   $     79,000
                                                     -----------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $79,000)                                                     $     79,000
                                                                   ------------
TOTAL INVESTMENTS
   (TOTAL STOCK MARKET INDEX TRUST)
   (COST $403,588,980) - 110.50%                                   $445,261,516

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.50)%                    (42,298,224)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $402,963,292
                                                                   ============

U.S. GLOBAL LEADERS GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.43%

BIOTECHNOLOGY - 8.77%
Amgen, Inc. *                                              287,250   $22,885,208
Genzyme Corp. *                                            252,280    18,073,339
                                                                     -----------
                                                                      40,958,547

BUSINESS SERVICES - 8.22%
Automatic Data Processing, Inc.                            492,500    21,197,200
Electronic Arts, Inc. *                                    302,210    17,192,727
                                                                     -----------
                                                                      38,389,927

COLLEGES & UNIVERSITIES - 0.22%
Apollo Group, Inc., Class A *                               15,210     1,009,792

COMPUTERS & BUSINESS EQUIPMENT - 6.73%
Dell, Inc. *                                               861,980    29,479,716
International Business Machines Corp.                       24,470     1,962,983
                                                                     -----------
                                                                      31,442,699

COSMETICS & TOILETRIES - 8.61%
Colgate-Palmolive Company                                  303,000    15,995,370
Procter & Gamble Company                                   283,910    16,881,288
The Gillette Company                                       126,270     7,348,914
                                                                     -----------
                                                                      40,225,572

ELECTRICAL EQUIPMENT - 1.95%
General Electric Company                                   270,300     9,101,001

FINANCIAL SERVICES - 2.95%
State Street Corp. (c)                                     282,000    13,795,440

FOOD & BEVERAGES - 10.81%
PepsiCo, Inc.                                               98,670     5,595,576

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Starbucks Corp. *                                         269,200   $ 13,486,920
The Coca-Cola Company                                     449,600     19,418,224
William Wrigley Jr. Company                               167,100     12,011,148
                                                                    ------------
                                                                      50,511,868

HEALTHCARE PRODUCTS - 8.78%
Johnson & Johnson                                         282,740     17,891,787
Medtronic, Inc.                                           380,590     20,407,236
St. Jude Medical, Inc. *                                   58,310      2,728,908
                                                                    ------------
                                                                      41,027,931

INSURANCE - 3.19%
American International Group, Inc.                        240,570     14,905,717

INTERNET RETAIL - 3.27%
eBay, Inc. *                                              370,840     15,278,608

PHARMACEUTICALS - 2.92%
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR                                          408,000     13,635,360

RETAIL GROCERY - 4.56%
Sysco Corp.                                               406,990     12,767,276
Whole Foods Market, Inc.                                   63,500      8,537,575
                                                                    ------------
                                                                      21,304,851

RETAIL TRADE - 16.71%
Costco Wholesale Corp.                                    323,000     13,918,070
CVS Corp.                                                 104,140      3,021,101
Home Depot, Inc.                                          404,180     15,415,425
Lowe's Companies, Inc.                                     65,900      4,243,960
Staples, Inc.                                           1,287,790     27,455,683
Target Corp.                                               85,380      4,433,784
Wal-Mart Stores, Inc.                                     218,160      9,559,771
                                                                    ------------
                                                                      78,047,794

SOFTWARE - 4.95%
Activision, Inc. *                                         50,510      1,032,930
Microsoft Corp.                                           858,310     22,084,316
                                                                    ------------
                                                                      23,117,246

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.07%
QUALCOMM, Inc.                                            111,520      4,990,520

TRAVEL SERVICES - 0.89%
American Express Company                                   72,050      4,138,552

TRUCKING & FREIGHT - 3.83%
Fedex Corp.                                                20,540      1,789,650
United Parcel Service, Inc., Class B                      232,620     16,081,021
                                                                    ------------
                                                                      17,870,671
                                                                    ------------
TOTAL COMMON STOCKS (Cost $442,035,998)                             $459,752,096
                                                                    ------------
REPURCHASE AGREEMENTS - 1.33%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $6,232,909 on
   10/03/2005, collateralized by
   $6,520,000 U.S. Treasury Notes,
   3.625% due 05/15/2013 (valued at
   $6,357,000, including interest) (c)                 $6,232,000   $  6,232,000
                                                       ----------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,232,000)                                                   $  6,232,000
                                                                    ------------
TOTAL INVESTMENTS
   (U.S. GLOBAL LEADERS GROWTH TRUST)
   (COST $448,267,998) - 99.76%                                     $465,984,096

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%                          1,113,615
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $467,097,711
                                                                    ============

U.S. GOVERNMENT SECURITIES TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. TREASURY OBLIGATIONS - 12.65%

U.S. TREASURY BONDS - 0.09%
   6.625% due 02/15/2027 ****                          $   500,000   $   634,726

U.S. TREASURY NOTES - 12.56%
   3.375% due 10/15/2009                                10,000,000     9,691,020
   3.375% due 11/15/2008 ***                             3,600,000     3,514,079
   3.50% due 05/31/2007 ***                             39,500,000    39,072,610
   4.00% due 04/15/2010 to 02/15/2015                   30,500,000    30,047,789
   4.00% due 02/15/2014 ***                             11,430,000    11,171,042
                                                                     -----------
                                                                      93,496,540
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $94,191,614)                                                   $94,131,266
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.91%

FEDERAL HOME LOAN BANK - 1.16%
   5.80% due 09/02/2008 ***                              8,350,000     8,636,764

FEDERAL HOME LOAN MORTGAGE CORP. - 28.52%
   4.50% due 04/15/2032 ***                                932,925       854,824
   5.00% due 08/01/2033                                  1,642,959     1,611,784
   5.00% due 08/01/2033 ***                              5,781,303     5,671,604
   5.00% TBA **                                         98,300,000    96,180,456
   5.50% due 01/15/2023 ***                             24,322,000     1,061,300
   5.50% TBA **                                         35,000,000    35,000,000
   6.00% due 10/01/2010 to 11/01/2028                      461,793       471,322
   6.00% due 11/01/2028 to 12/01/2028 ***                2,442,321     2,490,053
   6.00% TBA **                                         62,800,000    63,879,406
   6.50% due 07/01/2006 to 12/01/2010                      258,098       265,450
   7.00% due 02/01/2011 to 06/01/2032                    3,503,430     3,660,948
   7.00% due 07/01/2011 to 02/01/2028 ***                  738,319       771,876
   7.50% due 05/01/2007                                     46,166        47,457
   8.25% due 07/01/2006                                        425           427

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
   9.00% due 10/01/2017                            $     74,598   $       78,115
   9.50% due 08/01/2020                                 131,996          145,150
   11.75% due 10/01/2009 to 12/01/2013                   16,336           17,996
   12.00% due 07/01/2020                                 55,073           60,401
                                                                  --------------
                                                                     212,268,569

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 51.65%
   3.6703% due 02/17/2009 (b)***                      6,000,000        5,977,380
   4.5148% due 01/25/2043 (b)                         4,878,882        4,954,171
   5.00% TBA **                                     108,225,000      105,925,219
   5.50% due 04/01/2018 to 05/01/2018 ***             9,545,849        9,687,810
   5.50% TBA **                                     121,500,000      121,679,063
   6.00% due 02/01/2017 ***                           6,313,860        6,495,815
   6.00% TBA **                                      42,000,000       42,811,234
   6.50% due 03/01/2026 to 06/01/2029                 1,327,374        1,371,228
   6.50% due 02/01/2026 ***                             314,703          325,220
   6.50% TBA **                                      66,000,000       67,918,092
   6.527% due 05/25/2030 (b)***                       5,893,403        6,119,924
   7.00% due 07/01/2022 to 01/01/2030                 1,228,309        1,288,007
   7.00% due 04/01/2028 to 01/01/2034 ***             3,914,265        4,125,839
   7.50% due 09/01/2029 to 02/01/2031                   825,263          873,625
   8.00% due 06/01/2017 to 03/01/2033                 2,229,987        2,381,696
   8.25% due 09/01/2008                                   9,875           10,214
   8.50% due 02/01/2009                                   3,889            4,043
   8.50% due 08/01/2019 ***                             970,096        1,052,840
   8.75% due 08/01/2009 to 10/01/2011                   190,969          198,285
   9.00% due 05/01/2021                                  35,259           38,337
   11.50% due 09/15/2013 to 09/01/2019                  181,851          200,586
   11.75% due 12/01/2015                                 46,778           51,719
   12.00% due 01/01/2013 to 04/20/2016                  461,870          526,172
   12.50% due 01/01/2013 to 09/20/2015                  228,091          252,071
   13.50% due 11/15/2014                                113,673          127,515
   6832.5114% due 12/28/2028 (b)                            324              324
                                                                  --------------
                                                                     384,396,429

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.58%
   6.50% due 02/15/2034 to 09/15/2034                 2,068,574        2,152,323
   7.50% due 02/15/2022 to 12/15/2027                 1,133,597        1,205,763
   8.50% due 06/15/2025 ***                             907,181          996,940
   11.00% due 09/15/2015                                  4,463            4,909
                                                                  --------------
                                                                       4,359,935
                                                                  --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $614,772,217)                                            $  609,661,697
                                                                  --------------

SHORT TERM INVESTMENTS - 63.05%
   Beethoven Funding Corp.
   3.72% due 10/13/2005 ***                        $ 19,051,000   $   18,991,942
Concord Minutemen
   3.70% due 10/12/2005 ***                          24,750,000       24,676,231
Curzon Funding LLC
   3.70% due 10/13/2005 ***                          24,750,000       24,718,422
DaimlerChrysler North America Holding
   3.84% due 10/13/2005 ***                          12,600,000       12,583,872
Federal Farm Credit Bank Discount Notes
   3.251% due 10/04/2005                             42,000,000       41,988,625
   3.48% due 10/07/2005 ***                          25,000,000       24,939,583
   3.52% due 10/12/2005                              75,000,000       74,919,333
Federal Home Loan Bank Discount Notes
   3.59% due 10/12/2005                             160,000,000      159,824,489
Four Winds Funding Corp.
   3.77% due 10/13/2005 ***                          12,527,000       12,511,258
Hannover Funding Company
   3.72% due 10/13/2005 ***                          24,750,000       24,719,310
Mica Funding LLC
   3.70% due 10/13/2005 ***                          24,750,000       24,673,688
Victory Receivable Corp.
   3.71% due 10/12/2005 ***                          24,750,000       24,721,943
                                                   ------------   --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $469,268,696)                                            $  469,268,696
                                                                  --------------

REPURCHASE AGREEMENTS - 14.13%
Bank of America Repurchase Agreement dated
   09/30/2005 at 3.49% to be repurchased at
   $105,195,586 on 10/3/2005, collateralized by
   $78,980,000 Federal Home Loan Mortgage
   Corporation, 4.00% due 06/12/2013 (valued at
   $76,594,904, including interest) and
   $31,320,000 Federal Home Loan Bank, 3.625%
   due 11/14/2008 (valued at $31,025,905,
   including interest) ***                         $105,165,000   $  105,165,000
                                                   ------------   --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $105,165,000)                                            $  105,165,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES
   TRUST)
   (COST $1,283,397,527) - 171.74%                                $1,278,226,659
                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (71.74)%                    (533,933,512)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  744,293,147
                                                                  ==============

U.S. HIGH YIELD BOND TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS - 91.09%

ADVERTISING - 1.43%
Lamar Media Corp.
   6.625% due 08/15/2015                                     $280,000   $284,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

ADVERTISING (CONTINUED)
Sheridan Group, Inc.
   10.25% due 08/15/2011                                $2,500,000   $ 2,600,000
Vertis, Inc.
   9.75% due 04/01/2009                                  1,000,000     1,032,500
                                                                     -----------
                                                                       3,917,400

AEROSPACE - 0.38%
Sequa Corp., Series B
   8.875% due 04/01/2008                                 1,000,000     1,040,000

ALUMINUM - 0.10%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                                  250,000       275,625

APPAREL & TEXTILES - 0.49%
Levi Strauss & Company
   12.25% due 12/15/2012                                 1,000,000     1,105,000
Phillips-Van Heusen
   7.25% due 02/15/2011                                    250,000       251,250
                                                                     -----------
                                                                       1,356,250

AUTO PARTS - 0.94%
Delphi Corp.
   6.55% due 06/15/2006                                    170,000       124,950
   10.14% due 06/14/2011                                 1,054,700     1,072,988
Federal-Mogul Corp.
   7.375% due 01/15/2006 @                                 500,000       147,500
   7.50% due 01/15/2009 @                                  500,000       147,500
TRW Automotive, Inc.
   9.375% due 02/15/2013                                 1,000,000     1,085,000
                                                                     -----------
                                                                       2,577,938

AUTOMOBILES - 2.13%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012                                  1,535,000     1,542,675
Ford Motor Company
   7.45% due 07/16/2031                                  4,260,000     3,322,800
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                                 1,000,000       990,000
                                                                     -----------
                                                                       5,855,475

BANKING - 1.15%
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                                 1,500,000     1,501,875
Capital One Financial Corp.
   7.25% due 05/01/2006                                    607,000       616,435
Chevy Chase Bank FSB
   6.875% due 12/01/2013                                 1,005,000     1,032,637
                                                                     -----------
                                                                       3,150,947

BROADCASTING - 2.34%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                  1,330,000     1,339,975
Charter Communications Operating LLC/Charter
Communications Operating Capital
   8.375% due 04/30/2014                                 2,670,000     2,683,350
Fisher Communications, Inc.
   8.625% due 09/15/2014                                $1,825,000   $ 1,948,188
Spanish Broadcasting System, Inc.
   7.39% due 06/10/2013                                    455,000       460,974
                                                                     -----------
                                                                       6,432,487

BUILDING MATERIALS & CONSTRUCTION - 2.04%
Ainsworth Lumber Company, Ltd.
   7.24% due 10/01/2010                                  1,500,000     1,496,250
   7.25% due 10/01/2012                                  1,000,000       940,000
Panolam Industries International, Inc.
   10.75% due 10/01/2013                                 1,180,000     1,165,250
Stile Construction
   4.772% due 04/08/2012                                 2,000,000     2,005,760
                                                                     -----------
                                                                       5,607,260

BUILDINGS - 0.21%
Ahern Rentals, Inc.
   9.25% due 08/15/2013                                    575,000       587,938

BUSINESS SERVICES - 2.66%
Affinity Group, Inc.
   9.00% due 02/15/2012                                    500,000       500,000
Cardtronics, Inc.
   9.25% due 08/15/2013                                    820,000       838,450
Cornell Companies, Inc.
   10.75% due 07/01/2012                                 1,000,000     1,030,000
SunGard Data Systems, Inc.
   4.875% due 01/15/2014                                 1,000,000       877,500
   6.41% due 01/31/2013                                  1,330,000     1,334,655
   9.125% due 08/15/2013                                 1,750,000     1,813,437
   10.25% due 08/15/2015                                   900,000       911,250
                                                                     -----------
                                                                       7,305,292

CABLE AND TELEVISION - 3.82%
CCO Holdings LLC/ Capital Corp
   7.995% due 12/15/2010 (b)                             1,000,000       987,500
CCO Holdings LLC/ Capital Corp.
   8.75% due 11/15/2013                                  1,000,000       987,500
Charter Communications Operations
   5.766% due 03/18/2008                                 2,000,000     2,009,100
CSC Holdings, Inc.
   7.25% due 07/15/2008                                  1,000,000     1,003,750
   7.875% due 12/15/2007                                 1,500,000     1,541,250
DirecTV Holdings/Finance
   6.375% due 06/15/2015                                 4,000,000     3,970,000
                                                                     -----------
                                                                      10,499,100

CELLULAR COMMUNICATIONS - 4.11%
Dobson Cellular Systems
   8.375% due 11/01/2011                                 1,000,000     1,052,500
   8.4431% due 11/01/2011 (b)                            1,000,000     1,036,250
   9.875% due 11/01/2012                                 1,000,000     1,095,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Dobson Communications Corp.
   8.875% due 10/01/2013                               $ 2,200,000   $ 2,200,000
Nextel Communications, Inc., Series E
   6.875% due 10/31/2013                                 1,000,000     1,062,500
Nextel Communications, Inc., Series D
   7.375% due 08/01/2015                                 1,000,000     1,072,500
Rural Cellular Corp.
   8.25% due 03/15/2012                                  2,000,000     2,100,000
   9.875% due 02/01/2010                                   825,000       866,250
UbiquiTel Operating Company
   9.875% due 03/01/2011                                   715,000       793,650
                                                                     -----------
                                                                      11,278,650

COAL - 0.17%
James River Coal Company
   9.375% due 06/01/2012                                   440,000       468,600
COMMERCIAL SERVICES - 1.59%
Coinmach Corp.
   9.00% due 02/01/2010                                  3,172,000     3,243,370
Mac-Gray Corp., Series 144A
   7.625% due 08/15/2015                                   620,000       632,400
Regency Gas Services
   5.24% due 06/01/2010                                    500,000       506,250
                                                                     -----------
                                                                       4,382,020

CONTAINERS & GLASS - 2.10%
AEP Industries, Inc.
   7.875% due 03/15/2013                                 1,075,000     1,066,937
Crown Cork & Seal Company, Inc.
   8.00% due 04/15/2023                                    950,000       934,563
Crown European Holdings SA
   10.875% due 03/01/2013                                  500,000       580,000
Graham Packaging Company
   8.50% due 10/15/2012                                  1,175,000     1,169,125
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010                                  2,000,000     2,030,000
                                                                     -----------
                                                                       5,780,625

CORRECTIONAL FACILITIES - 0.36%
Corrections Corporation of America
   6.25% due 03/15/2013                                  1,000,000       990,000
CRUDE PETROLEUM & NATURAL GAS - 1.46%
Chesapeake Energy Corp.
   6.625% due 01/15/2016                                 1,000,000     1,012,500
   6.875% due 01/15/2016                                 1,000,000     1,025,000
   7.50% due 09/15/2013                                  1,000,000     1,065,000
Encore Acquisition Company
   6.00% due 07/15/2015                                    935,000       911,625
                                                                     -----------
                                                                       4,014,125

DOMESTIC OIL - 0.47%
Kerr McGee Corp.
   5.766% due 05/01/2011                                 1,300,000     1,305,486

ELECTRICAL UTILITIES - 0.21%
Tenaska Alabama Partners LP
   7.00% due 06/30/2021                                $   570,000   $   577,132

ELECTRONICS - 0.74%
Communications & Power Industries, Inc.
   8.00% due 02/01/2012                                  2,000,000     2,040,000
FINANCIAL SERVICES - 9.55%
Affinia Group, Inc.
   9.00% due 11/30/2014                                    930,000       725,400
American Commercial Lines/ACL Finance Corp.
   9.50% due 02/15/2015                                  1,000,000     1,080,000
Ashton Woods USA/Finance
   9.50% due 10/01/2015                                    800,000       772,000
BLB Wembley
   4.947% due 11/20/2012                                 1,000,000     1,017,500
CCM Merger, Inc.
   8.00% due 08/01/2013                                    280,000       282,450
Cellu Tissue Holdings, Inc.
   9.75% due 03/15/2010                                  1,800,000     1,804,500
Cheniere Holdings
   4.847% due 08/31/2012                                   250,000       250,000
Citisteel USA, Inc.
   11.5531% due 09/01/2010 (b)                             710,000       699,350
Consolidated Communications Holdings
   9.75% due 04/01/2012                                    169,000       179,985
Dow Jones CDX HY, Series 4-T1
   8.25% due 06/29/2010                                 11,137,500    11,067,891
General Motors Acceptance Corp.
   6.75% due 12/01/2014                                  3,275,000     2,848,739
   6.875% due 08/28/2012                                   380,000       340,084
   8.00% due 11/01/2031                                  2,845,000     2,484,166
Madison River
   8.426% due 05/22/2010                                   340,000       345,382
Markwest Energy Partners LP
   6.875% due 11/01/2014                                   500,000       495,000
Nexstar Finance, Inc.
   7.00% due 01/15/2014                                    250,000       225,000
Pivotal Promontory
   4.847% due 08/11/2010                                   400,000       400,000
Thornburg Mortgage, Inc., REIT
   8.00% due 05/15/2013                                  1,235,000     1,222,650
                                                                     -----------
                                                                      26,240,097

FOOD & BEVERAGES - 2.81%
B&G Foods Holding Corp.
   8.00% due 10/01/2011                                  1,000,000     1,012,500
Del Monte Corp.
   8.625% due 12/15/2012                                 1,000,000     1,075,000
Doane Pet Care Company
   9.75% due 05/15/2007                                  2,016,000     2,005,920
   10.75% due 03/01/2010                                 1,425,000     1,553,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Dole Food, Inc.
   7.25% due 06/15/2010                                 $1,000,000   $   995,000
Mrs Fields Famous Brands LLC/Mrs Fields
   Financing Company, Inc.
   11.50% due 03/15/2011                                   600,000       564,000
Pierre Foods, Inc.
   9.875% due 07/15/2012                                   500,000       515,000
                                                                     -----------
                                                                       7,720,670

FUNERAL SERVICES - 0.65%
Service Corp. International
   6.50% due 03/15/2008                                  1,000,000     1,015,000
   7.00% due 06/15/2017                                    750,000       757,500
                                                                     -----------
                                                                       1,772,500

GAS & PIPELINE UTILITIES - 3.07%
El Paso Corp.
   6.75% due 05/15/2009                                    600,000       594,000
   7.625% due 08/16/2007                                   375,000       381,562
   7.75% due 01/15/2032                                    755,000       760,662
   7.875% due 06/15/2012                                 3,400,000     3,519,000
Pacific Energy Partners LP/Pacific Energy
   Finance Corp.
   6.25% due 09/15/2015                                    525,000       526,313
Transmontaigne, Inc.
   9.125% due 06/01/2010                                 1,000,000     1,050,000
Williams Companies, Inc.
   5.89% due 10/01/2010 (b)                                800,000       796,000
   6.375% due 10/01/2010                                   800,000       794,000
                                                                     -----------
                                                                       8,421,537

HEALTHCARE SERVICES - 1.96%
Healthsouth Corp.
   7.375% due 10/01/2006                                 2,500,000     2,481,250
   10.375% due 01/16/2011                                  620,000       621,550
Magellan Health Services, Inc., Series A
   9.375% due 11/15/2008                                   660,000       693,825
Team Health, Inc.
   9.00% due 04/01/2012                                  1,500,000     1,590,000
                                                                     -----------
                                                                       5,386,625

HOMEBUILDERS - 0.10%
Stanley-Martin Communities LLC
   9.75% due 08/15/2015                                    295,000       288,363

HOTELS & RESTAURANTS - 8.30%
Buffets, Inc.
   11.25% due 07/15/2010                                 2,400,000     2,412,000
Carrols Corp.
   9.00% due 01/15/2013                                    735,000       746,025
Denny's Corp./Denny's Holdings, Inc.
   10.00% due 10/01/2012                                 2,800,000     2,800,000
El Pollo Loco, Inc.
   9.25% due 12/15/2009                                  2,000,000     2,170,000
Friendly Ice Cream Corp.
   8.375% due 06/15/2012                                $  345,000   $   326,025
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                                 2,000,000     2,025,000
La Quinta Corp.
   7.00% due 08/15/2007                                  1,650,000     1,672,687
La Quinta Inns, Series MTN
   7.33% due 04/01/2008                                    900,000       938,250
MGM Mirage, Inc.
   6.00% due 10/01/2009                                  1,250,000     1,234,375
   6.50% due 07/31/2009                                    250,000       251,250
   6.625% due 07/15/2015                                   800,000       791,000
   8.50% due 09/15/2010                                  1,000,000     1,087,500
O'Charleys, Inc.
   9.00% due 11/01/2013                                  2,000,000     2,120,000
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                   430,000       460,637
Station Casinos, Inc.
   6.00% due 04/01/2012                                  1,000,000       998,750
   6.875% due 03/01/2016                                   500,000       506,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital
   Corp
   6.625% due 12/01/2014                                 2,350,000     2,247,188
                                                                     -----------
                                                                      22,787,562

HOUSEHOLD APPLIANCES - 0.52%
ALH Finance LLC/ALH Finance Corp.
   8.50% due 01/15/2013                                  1,125,000     1,063,125
Fedders North America, Inc.
   9.875% due 03/01/2014                                   500,000       372,500
                                                                     -----------
                                                                       1,435,625

HOUSING & URBAN DEVELOPMENT - 0.39%
Beazer Homes USA, Inc.
   8.375% due 04/15/2012                                   500,000       527,500
WCI Communities, Inc.
   10.625% due 02/15/2011                                  500,000       531,250
                                                                     -----------
                                                                       1,058,750

INDUSTRIAL MACHINERY - 0.63%
Columbus McKinnon Corp.
   8.875% due 11/01/2013                                   440,000       444,400
   10.00% due 08/01/2010                                   500,000       546,250
JLG Industries, Inc.
   8.25% due 05/01/2008                                    700,000       738,500
                                                                     -----------
                                                                       1,729,150

LEISURE TIME - 4.81%
AMC Entertainment Inc., Series B
   8.625% due 08/15/2012                                 1,400,000     1,407,000
Aztar Corp.
   7.875% due 06/15/2014                                   750,000       783,750
Bombardier Recreational Products, Inc.
   8.375% due 12/15/2013                                 2,000,000     2,095,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Hard Rock Hotel, Inc.
   8.875% due 06/01/2013                                $  315,000   $   337,837
Mohegan Tribal Gaming
   6.125% due 02/15/2013                                   980,000       975,100
Penn National Gaming, Inc.
   6.875% due 12/01/2011                                 1,000,000     1,005,000
River Rock Entertainment
   9.75% due 11/01/2011                                  1,100,000     1,221,000
San Pasqual Casino
   8.00% due 09/15/2013                                    770,000       774,812
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                  1,590,000     1,631,738
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015                                  2,000,000     1,930,000
Virgin River Casino Corp./RBG LLC/B&BB Inc.
   9.00% due 01/15/2012                                  1,000,000     1,040,000
                                                                     -----------
                                                                      13,201,237

MANUFACTURING - 0.19%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                   500,000       530,000

MEDICAL-HOSPITALS - 1.73%
HCA, Inc.
   5.50% due 12/01/2009                                    500,000       489,733
   6.75% due 07/15/2013                                    500,000       508,752
   7.875% due 02/01/2011                                 3,500,000     3,751,401
                                                                     -----------
                                                                       4,749,886
METAL & METAL PRODUCTS - 0.88%
USEC, Inc.
   6.625% due 01/20/2006                                   975,000       970,125
   6.75% due 01/20/2009                                  1,500,000     1,440,000
                                                                     -----------
                                                                       2,410,125

OFFICE FURNISHINGS & SUPPLIES - 0.29%
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                    800,000       786,000

PAPER - 2.57%
   Abitibi-Consolidated, Inc.
   6.95% due 04/01/2008                                  3,000,000     3,022,500
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                    500,000       475,000
Domtar, Inc.
   7.125% due 08/15/2015                                 1,000,000       916,872
Donohue Forest Products, Inc.
   7.625% due 05/15/2007                                 1,150,000     1,190,250
Neenah Paper, Inc.
   7.375% due 11/15/2014                                 1,500,000     1,443,750
                                                                     -----------
                                                                       7,048,372

PHARMACEUTICALS - 0.31%
Mylan Laboratories, Inc.
   5.75% due 08/15/2010                                    430,000       430,538
   6.375% due 08/15/2015                                $  430,000   $   430,538
                                                                     -----------
                                                                         861,075

PLASTICS - 0.34%
Berry Plastics Corp.
   5.766% due 12/02/2011 (b)                               945,000       945,000

PUBLISHING - 3.04%
   Dex Media East LLC
   12.125% due 11/15/2012                                  500,000       585,000
Houghton Mifflin Company
   8.25% due 02/01/2011                                  1,000,000     1,032,500
   9.875% due 02/01/2013                                 1,000,000     1,060,000
Mail-Well I Corp.
   9.625% due 03/15/2012                                 1,710,000     1,833,975
Medianews Group, Inc.
   6.875% due 10/01/2013                                   770,000       764,225
Primedia, Inc.
   7.625% due 04/01/2008                                 1,000,000     1,010,000
   8.00% due 05/15/2013                                  1,000,000     1,007,500
   8.875% due 05/15/2011                                 1,000,000     1,047,500
                                                                     -----------
                                                                       8,340,700

RAILROADS & EQUIPMENT - 1.10%
Bombardier, Inc.,
   6.75% due 05/01/2012                                  2,600,000     2,424,500
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                   575,000       598,000
                                                                     -----------
                                                                       3,022,500

REAL ESTATE - 2.20%
BF Saul, REIT
   7.50% due 03/01/2014                                  1,925,000     1,973,125
Felcor Suites LP, REIT
   7.625% due 10/01/2007                                 2,000,000     2,055,000
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                                  2,000,000     2,027,500
                                                                     -----------
                                                                       6,055,625

RETAIL - 2.24%
Brookstone Company, Inc.
   12.00% due 10/15/2012                                   820,000       811,800
Ferrellgas Escrow LLC/Ferrellgas Finance
   Escrow Corp.
   6.75% due 05/01/2014                                    800,000       764,000
NationsRent, Inc.
   9.50% due 10/15/2010                                  1,250,000     1,362,500
   9.50% due 05/01/2015                                    500,000       520,000
PEP Boys - Manny, Moe & Jack
   7.50% due 12/15/2014                                  1,500,000     1,395,000
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                   500,000       513,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)

RETAIL (CONTINUED)
Williams Scotsman, Inc.
   8.50% due 10/01/2015                               $   790,000   $    799,875
                                                                    ------------
                                                                       6,166,300
RETAIL GROCERY - 0.39%
Couche-Tard US LP/Couche-Tard Finance Corp.
   7.50% due 12/15/2013                                   556,000        572,680
Stater Brothers Holdings
   8.125% due 06/15/2012                                  500,000        493,750
                                                                    ------------
                                                                       1,066,430

RETAIL TRADE - 1.87%
Blockbuster, Inc.
   9.00% due 09/01/2012                                 1,255,000      1,035,375
Gap, Inc.
   9.55% due 12/15/2008                                 1,000,000      1,125,292
Neff Rental LLC/Neff Finance Corp.
   11.25% due 06/15/2012                                  445,000        471,700
Payless Shoesource, Inc.
   8.25% due 08/01/2013                                 2,000,000      2,045,000
Suburban Propane Partners LP
   6.875% due 12/15/2013                                  500,000        455,000
                                                                    ------------
                                                                       5,132,367

SANITARY SERVICES - 1.62%
Allied Waste North America, Inc.
   6.50% due 11/15/2010                                 1,500,000      1,456,875
   7.25% due 03/15/2015                                 1,000,000        985,000
   7.875% due 04/15/2013                                1,500,000      1,530,000
Allied Waste North America, Inc., Series B
   5.75% due 02/15/2011                                   500,000        466,250
                                                                    ------------
                                                                       4,438,125

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 5.12%
Citizens Communications Company
   7.625% due 08/15/2008                                2,000,000      2,105,000
   9.25% due 05/15/2011                                 1,000,000      1,097,500
Hawaiian Telcom Communications, Inc.
   8.9138% due 05/01/2013 (b)                           2,000,000      2,020,000
   12.50% due 05/01/2015                                2,000,000      2,020,000
Intelsat Ltd
   5.25% due 11/01/2008                                 3,000,000      2,760,000
L-3 Communications Corp.
   6.375% due 10/15/2015                                1,130,000      1,138,475
Panamsat Corp.
   9.00% due 08/15/2014                                 1,300,000      1,371,500
Qwest Corp.
   7.625% due 06/15/2015                                  500,000        510,625
   7.875% due 09/01/2011                                1,000,000      1,042,500
                                                                    ------------
                                                                      14,065,600

TELEPHONE - 5.01%
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                               $ 1,000,000   $  1,062,500
GTE Hawaiian Telephone Company, Series A
   7.00% due 02/01/2006                                   815,000        815,000
GTE Hawaiian Telephone Company, Series B
   7.375% due 09/01/2006                                1,000,000      1,002,500
MCI, Inc.
   6.908% due 05/01/2007 (b)                            2,000,000      2,015,000
Qwest Corp.
   8.875% due 03/15/2012                                5,000,000      5,462,500
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                                 3,500,000      3,395,000
                                                                    ------------
                                                                      13,752,500

TOBACCO - 0.44%
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                                 1,225,000      1,221,938

TRANSPORTATION - 0.06%
Helm Corp. 2nd Lien
   5.272% due 07/08/2012 (b)                              150,000        152,438
                                                      -----------   ------------
TOTAL CORPORATE BONDS (Cost $249,789,207)                           $250,229,447
                                                                    ------------

REPURCHASE AGREEMENTS - 6.55%
Repurchase Agreement with State Street Corp.
   dated 09/30/2005 at 1.75% to be repurchased at
   $17,999,625 on 10/3/2005, collateralized by
   $18,290,000 U.S. Treasury Notes, 4.25% due
   08/15/2013 (valued at $18,358,588, including
   interest)                                          $17,997,000   $ 17,997,000
                                                      -----------   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,997,000)                                               $ 17,997,000
                                                                    ------------
TOTAL INVESTMENTS (U.S. HIGH YIELD BOND TRUST)
   (COST $267,786,207) - 97.64%                                     $268,226,447
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.36%                          6,469,213
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $274,695,660
                                                                    ============

U.S. LARGE CAP TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.59%

ADVERTISING - 0.46%
Monster Worldwide, Inc. *                                   50,700   $ 1,556,997
Omnicom Group, Inc.                                         15,500     1,296,265
                                                                     -----------
                                                                       2,853,262

AEROSPACE - 1.80%
Boeing Company                                              34,800     2,364,660
United Technologies Corp.                                  169,400     8,781,696
                                                                     -----------
                                                                      11,146,356

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ALUMINUM - 0.60%
Alcoa, Inc.                                                151,200   $ 3,692,304

BANKING - 2.75%
Golden West Financial Corp.                                 68,900     4,091,971
Hudson City Bancorp, Inc. (a)                              255,600     3,041,640
Wells Fargo Company                                        169,100     9,904,187
                                                                     -----------
                                                                      17,037,798

BIOTECHNOLOGY - 0.67%
Amgen, Inc. *                                               23,500     1,872,245
Millennium Pharmaceuticals, Inc. * (a)                     242,800     2,265,324
                                                                     -----------
                                                                       4,137,569

BROADCASTING - 0.61%
Clear Channel Communications, Inc.                          61,400     2,019,446
Viacom, Inc., Class B                                       54,200     1,789,142
                                                                     -----------
                                                                       3,808,588

BUILDING MATERIALS & CONSTRUCTION - 1.09%
American Standard Companies, Inc.                          145,200     6,759,060

BUSINESS SERVICES - 2.95%
Accenture, Ltd., Class A *                                  52,000     1,323,920
Affiliated Computer Services, Inc.,
   Class A * (a)                                           178,100     9,724,260
Automatic Data Processing, Inc.                             35,900     1,545,136
Fluor Corp. (a)                                             88,800     5,716,944
                                                                     -----------
                                                                      18,310,260

CABLE AND TELEVISION - 1.37%
Comcast Corp., Class A *                                    65,800     1,933,204
DIRECTV Group, Inc. *                                       95,736     1,434,125
Time Warner, Inc.                                          283,400     5,132,374
                                                                     -----------
                                                                       8,499,703

CELLULAR COMMUNICATIONS - 0.31%
American Tower Corp., Class A *                             77,300     1,928,635

CHEMICALS - 1.24%
Air Products & Chemicals, Inc.                              21,300     1,174,482
Dow Chemical Company                                        94,600     3,941,982
Huntsman Corp. * (a)                                        86,700     1,694,985
Methanex Corp.                                              60,000       892,200
                                                                     -----------
                                                                       7,703,649

COMPUTERS & BUSINESS EQUIPMENT - 2.08%
Hewlett-Packard Company                                    106,400     3,106,880
International Business Machines Corp.                       16,800     1,347,696
Lexmark International, Inc. *                               65,800     4,017,090
Seagate Technology, Inc. *                                  85,000     1,347,250
Sun Microsystems, Inc. *                                   776,100     3,042,312
                                                                     -----------
                                                                      12,861,228

COSMETICS & TOILETRIES - 1.02%
Avon Products, Inc.                                        195,300     5,273,100
Procter & Gamble Company                                    17,100     1,016,766
                                                                     -----------
                                                                       6,289,866
CRUDE PETROLEUM & NATURAL GAS - 1.15%
ChevronTexaco Corp.                                        88,648    $ 5,738,185
Plains Exploration & Production Company * (a)               33,100     1,417,342
                                                                     -----------
                                                                       7,155,527

DRUGS & HEALTH CARE - 0.17%
ImClone Systems, Inc. * (a)                                 33,000     1,037,850

ELECTRICAL EQUIPMENT - 3.80%
Cooper Industries, Ltd., Class A                            70,600     4,881,284
Emerson Electric Company                                    16,200     1,163,160
General Electric Company                                   519,700    17,498,299
                                                                     -----------
                                                                      23,542,743

ELECTRICAL UTILITIES - 0.97%
Calpine Corp. * (a)                                        522,000     1,351,980
The AES Corp. *                                            284,000     4,666,120
                                                                     -----------
                                                                       6,018,100

ELECTRONICS - 3.19%
Adobe Systems, Inc.                                        103,900     3,101,415
Agilent Technologies, Inc. *                               180,104     5,898,406
Avnet, Inc. *                                               40,600       992,670
Flextronics International, Ltd. * (a)                      324,400     4,168,540
Jabil Circuit, Inc. *                                      163,000     5,039,960
Thermo Electron Corp. *                                     18,800       580,920
                                                                     -----------
                                                                      19,781,911

FINANCIAL SERVICES - 11.34%
Americredit Corp. *                                         62,600     1,494,262
Capital One Financial Corp.                                 18,500     1,471,120
Federal Home Loan Mortgage Corp.                           102,800     5,804,088
Federal National Mortgage Association                      155,300     6,960,546
IndyMac Bancorp, Inc.                                       69,400     2,746,852
JPMorgan Chase & Company                                   394,892    13,398,686
SLM Corp.                                                  333,300    17,878,212
State Street Corp. (c)                                      66,200     3,238,504
The Goldman Sachs Group, Inc.                               12,800     1,556,224
Washington Mutual, Inc.                                    401,400    15,742,908
                                                                     -----------
                                                                      70,291,402

FOOD & BEVERAGES - 3.82%
Campbell Soup Company                                       80,200     2,385,950
Kraft Foods, Inc., Class A (a)                             138,600     4,239,774
Pepsi Bottling Group, Inc.                                  52,600     1,501,730
PepsiCo, Inc.                                              126,900     7,196,499
The Coca-Cola Company                                       37,500     1,619,625
Unilever NV                                                 94,400     6,744,880
                                                                     -----------
                                                                      23,688,458

FURNITURE & FIXTURES - 0.22%
Leggett & Platt, Inc.                                       67,700     1,367,540

GAS & PIPELINE UTILITIES - 0.67%
Kinder Morgan Management LLC * (a)                          24,903     1,234,193

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan, Inc.                                         30,300   $ 2,913,648
                                                                     -----------
                                                                       4,147,841

HEALTHCARE PRODUCTS - 1.62%
Baxter International, Inc.                                 115,200     4,593,024
Guidant Corp.                                               79,049     5,445,686
                                                                     -----------
                                                                      10,038,710

HEALTHCARE SERVICES - 3.37%
DaVita, Inc. *                                              93,450     4,305,241
Lincare Holdings, Inc. *                                    80,500     3,304,525
McKesson Corp.                                              54,700     2,595,515
Medco Health Solutions, Inc. *                              75,800     4,156,114
Wellpoint, Inc. *                                           85,800     6,505,356
                                                                     -----------
                                                                      20,866,751

HOLDINGS COMPANIES/CONGLOMERATES - 1.18%
Berkshire Hathaway, Inc., Class A * (a)                         89     7,298,000

HOTELS & RESTAURANTS - 0.26%
Starwood Hotels & Resorts Worldwide, Inc.                   28,600     1,635,062

INSURANCE - 2.14%
American International Group, Inc.                          95,687     5,928,766
Chubb Corp.                                                 34,700     3,107,385
Hartford Financial Services Group, Inc.                     18,600     1,435,362
RenaissanceRe Holdings, Ltd. (a)                            28,300     1,237,559
XL Capital, Ltd., Class A                                   22,500     1,530,675
                                                                     -----------
                                                                      13,239,747

INTERNATIONAL OIL - 3.09%
Royal Dutch Shell PLC-ADR A                                199,900    13,121,436
Royal Dutch Shell PLC-ADR B (a)                             30,642     2,110,315
Weatherford International, Ltd. * (a)                       56,800     3,899,888
                                                                     -----------
                                                                      19,131,639

INTERNET RETAIL - 1.14%
Amazon.com, Inc. *                                          41,500     1,879,950
eBay, Inc. *                                               110,300     4,544,360
Expedia, Inc *                                              33,300       659,673
                                                                     -----------
                                                                       7,083,983

INTERNET SERVICE PROVIDER - 0.57%
Google, Inc., Class A *                                     11,100     3,512,706

INTERNET SOFTWARE - 1.62%
Checkfree Corp. *                                           24,700       934,154
Cisco Systems, Inc. *                                      455,400     8,165,322
VeriSign, Inc. *                                            45,400       970,198
                                                                     -----------
                                                                      10,069,674

LEISURE TIME - 0.58%
Carnival Corp.                                              36,700     1,834,266
Las Vegas Sands Corp. * (a)                                 42,700     1,405,257
Walt Disney Company                                         14,900       359,537
                                                                     -----------
                                                                       3,599,060

LIQUOR - 0.97%
Anheuser-Busch Companies, Inc.                             140,100   $ 6,029,904

MANUFACTURING - 1.92%
Danaher Corp.                                               91,300     4,914,679
Illinois Tool Works, Inc.                                   53,400     4,396,422
Tyco International, Ltd.                                    92,200     2,567,770
                                                                     -----------
                                                                      11,878,871

PAPER - 0.27%
International Paper Company                                 56,400     1,680,720

PETROLEUM SERVICES - 3.14%
Baker Hughes, Inc.                                          45,700     2,727,376
BJ Services Company                                         47,600     1,713,124
Exxon Mobil Corp.                                           95,400     6,061,716
Schlumberger, Ltd.                                          90,100     7,602,638
Transocean, Inc. *                                          22,300     1,367,213
                                                                     -----------
                                                                      19,472,067

PHARMACEUTICALS - 11.03%
Allergan, Inc.                                             135,200    12,387,024
AmerisourceBergen Corp.                                     62,100     4,800,330
AstraZeneca PLC, SADR                                      479,300    22,575,030
Eli Lilly & Company                                         53,400     2,857,968
Forest Laboratories, Inc. *                                402,800    15,697,116
Pfizer, Inc.                                               117,600     2,936,472
Sepracor, Inc. * (a)                                        35,200     2,076,448
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR (a)                                       151,600     5,066,472
                                                                     -----------
                                                                      68,396,860

RAILROADS & EQUIPMENT - 0.25%
Union Pacific Corp.                                         21,800     1,563,060

REAL ESTATE - 0.48%
General Growth Properties, Inc., REIT                       66,170     2,973,018

RETAIL GROCERY - 0.63%
Sysco Corp.                                                125,200     3,927,524

RETAIL TRADE - 4.90%
Costco Wholesale Corp.                                      94,900     4,089,241
Dollar Tree Stores, Inc. * (a)                             124,600     2,697,590
Lowe's Companies, Inc.                                     204,400    13,163,360
RadioShack Corp. (a)                                        76,400     1,894,720
Target Corp.                                                97,000     5,037,210
Williams-Sonoma, Inc. *                                     91,700     3,516,695
                                                                     -----------
                                                                      30,398,816

SANITARY SERVICES - 0.27%
Allied Waste Industries, Inc. * (a)                        196,100     1,657,045

SEMICONDUCTORS - 8.06%
Altera Corp. *                                             413,100     7,894,341
Applied Materials, Inc.                                    596,000    10,108,160
Applied Micro Circuits Corp. *                             312,300       936,900
Fairchild Semiconductor International, Inc. *              108,000     1,604,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Freescale Semiconductor-A, Inc. *                         180,600   $  4,227,846
Intel Corp.                                               128,800      3,174,920
International Rectifier Corp. * (a)                        72,400      3,263,792
KLA-Tencor Corp.                                          209,900     10,234,724
Linear Technology Corp.                                    64,300      2,417,037
Novellus Systems, Inc. *                                   34,600        867,768
Silicon Laboratories, Inc. * (a)                           57,300      1,741,347
Xilinx, Inc.                                              125,400      3,492,390
                                                                    ------------
                                                                      49,964,105

SOFTWARE - 2.67%
Microsoft Corp.                                           357,000      9,185,610
SAP AG, SADR (a)                                          169,900      7,361,767
                                                                    ------------
                                                                      16,547,377

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.97%
Corning, Inc. *                                           115,100      2,224,883
Polycom, Inc. * (a)                                        83,300      1,346,961
QUALCOMM, Inc.                                             54,500      2,438,875
                                                                    ------------
                                                                       6,010,719

TELEPHONE - 2.26%
Qwest Communications International, Inc. * (a)            431,900      1,770,790
Sprint Corp.                                              419,800      9,982,844
Verizon Communications, Inc.                               69,800      2,281,762
                                                                    ------------
                                                                      14,035,396

TOBACCO - 1.66%
Altria Group, Inc.                                        139,600     10,289,916

TOYS, AMUSEMENTS & SPORTING GOODS - 0.23%
Mattel, Inc.                                               84,000      1,401,120

TRUCKING & FREIGHT - 1.03%
United Parcel Service, Inc., Class B                       92,200      6,373,786
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $550,350,219)                             $611,135,286
                                                                    ------------

SHORT TERM INVESTMENTS - 8.65%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $53,594,855   $ 53,594,855
                                                      -----------   ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $53,594,855)                                                  $ 53,594,855
                                                                    ------------

REPURCHASE AGREEMENTS - 0.34%
Repurchase Agreement with State Street
   Corp. dated 09/30/2005 at 1.75% to
   be repurchased at $2,144,313 on
   10/3/2005, collateralized by
   $2,220,000 U.S. Treasury Notes,
   3.125% due 10/15/2008 (valued at
   $2,189,475, including interest) (c)                $ 2,144,000   $  2,144,000
                                                      -----------   ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $2,144,000)                                                   $  2,144,000
                                                                    ------------

TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
   (COST $606,089,074) - 107.58%                                    $666,874,141
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.58)%                      (47,003,657)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $619,870,484
                                                                    ============

UTILITIES TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMON STOCKS - 85.41%

BROADCASTING - 5.09%
Citadel Broadcasting Corp. * (a)                             73,270   $1,005,997
Grupo Televisa SA, ADR                                       29,870    2,141,978
News Corp.                                                  116,470    1,815,768
TV Azteca SA de CV *                                      1,837,320    1,104,937
Viacom, Inc., Class B                                        58,830    1,941,978
                                                                      ----------
                                                                       8,010,658

BUSINESS SERVICES - 0.55%
R.H. Donnelley Corp. *                                       13,640      862,866

CABLE AND TELEVISION - 2.72%
Comcast Corp.-Special Class A *                              84,050    2,418,959
Time Warner, Inc.                                           102,381    1,854,120
                                                                      ----------
                                                                       4,273,079

CELLULAR COMMUNICATIONS - 4.23%
America Movil SA de C.V., Series L, ADR                      94,160    2,478,291
Hutchison Telecommunications
   International, Ltd. *                                     57,000       82,668
KT Freetel Company, Ltd.                                     27,160      681,280
Vodafone Group PLC                                        1,308,790    3,415,767
                                                                      ----------
                                                                       6,658,006

CRUDE PETROLEUM & NATURAL GAS - 0.55%
Amerada Hess Corp.                                            2,100      288,750
ChevronTexaco Corp.                                           9,000      582,570
                                                                      ----------
                                                                         871,320

ELECTRICAL EQUIPMENT - 0.94%
CPFL Energia SA, ADR (a)                                     46,400    1,477,840

ELECTRICAL UTILITIES - 29.68%
AES Tiete SA                                             46,603,200      970,593
Avista Corp.                                                 19,480      377,912
Constellation Energy Group, Inc.                             29,001    1,786,461
Dominion Resources, Inc.                                     22,970    1,978,636
DTE Energy Company                                           50,200    2,302,172
E.ON AG                                                      25,300    2,331,630
Edison International                                         61,460    2,905,829
Endesa SA                                                    61,130    1,641,534
Enel SpA                                                    216,040    1,867,792
Enersis SA, ADR (a)                                          79,570      910,281
Entergy Corp.                                                28,200    2,095,824
Exelon Corp.                                                 48,220    2,576,877
FirstEnergy Corp.                                            43,200    2,251,584
FPL Group, Inc.                                              39,130    1,862,588
International Power PLC                                     522,220    2,296,181
National Grid PLC *                                           7,900       74,784
NorthWestern Corp.                                           25,121      758,403

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
OGE Energy Corp.                                            9,170   $    257,677
Pinnacle West Capital Corp.                                 3,700        163,096
PNM Resources, Inc.                                         7,300        209,291
PPL Corp.                                                 133,640      4,320,581
Reliant Energy, Inc. *                                    148,400      2,291,296
The AES Corp. *                                           386,760      6,354,467
TXU Corp.                                                  36,330      4,100,930
                                                                    ------------
                                                                      46,686,419

ENERGY - 11.73%
MDU Resources Group, Inc.                                  68,380      2,437,747
NRG Energy, Inc. *                                        131,140      5,586,564
Rosetta Resources, Inc. *                                  73,290      1,392,510
RWE AG                                                     29,340      1,947,568
SCANA Corp.                                                40,340      1,703,962
Sempra Energy                                              77,430      3,643,856
Southwestern Energy Company *                              12,040        883,736
Xcel Energy, Inc. (a)                                      43,100        845,191
                                                                    ------------
                                                                      18,441,134

GAS & PIPELINE UTILITIES - 8.38%
AGL Resources, Inc.                                        60,610      2,249,237
El Paso Corp. (a)                                         134,850      1,874,415
Enagas                                                    135,460      2,441,898
ONEOK, Inc.                                                29,960      1,019,239
Questar Corp.                                              20,260      1,785,311
Southern Union Company *                                   52,060      1,341,586
Williams Companies, Inc.                                   98,590      2,469,680
                                                                    ------------
                                                                      13,181,366

INTERNATIONAL OIL - 1.52%
Noble Corp.                                                 5,960        408,021
Petroleo Brasileiro SA, ADR * (a)                          27,720      1,981,703
                                                                    ------------
                                                                       2,389,724

INTERNET SERVICE PROVIDER - 0.84%
Fastweb SpA *                                              29,365      1,317,543

PETROLEUM SERVICES - 4.68%
ENSCO International, Inc.                                  27,060      1,260,725
Fortum Corp. Oyj                                           33,490        674,383
GlobalSantaFe Corp.                                        39,460      1,800,165
Halliburton Company                                        27,620      1,892,522
Pride International, Inc. *                                16,150        460,437
Total SA                                                    4,670      1,278,820
                                                                    ------------
                                                                       7,367,052

POLLUTION CONTROL - 1.35%
Suez SA                                                    73,188      2,122,415

REAL ESTATE - 0.17%
Cyrela Brazil Realty SA                                    32,900        273,486

SANITARY SERVICES - 0.64%
AWG PLC                                                    57,880      1,005,695

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 8.48%
Citizens Communications Company                           176,180   $  2,387,239
France Telecom SA                                          60,060      1,729,398
NTL, Inc. *                                                15,460      1,032,728
Singapore Telecommunications, Ltd.                        479,000        694,306
Telecom Corporation Of New Zealand (a)                     25,370        852,432
Telefonica SA                                             122,818      2,017,039
Telenor ASA                                               243,300      2,177,173
Telewest Global, Inc. *                                    12,200        279,990
Telus Corp. - Non Voting Shares - CAD                      52,970      2,160,411
                                                                    ------------
                                                                      13,330,716

TELEPHONE - 3.86%
ALLTEL Corp.                                               10,000        651,100
CenturyTel, Inc.                                           26,700        933,966
Sprint Corp.                                              163,715      3,893,143
Verizon Communications, Inc.                               18,230        595,938
                                                                    ------------
                                                                       6,074,147
                                                                    ------------
TOTAL COMMON STOCKS (Cost $112,669,200)                             $134,343,466
                                                                    ------------

PREFERRED STOCKS - 3.02%

ELECTRICAL UTILITIES - 0.92%
PNM Resources, Inc. *                                      27,790      1,447,303

ENERGY - 0.27%
Chesapeake Energy Corp. *                                   2,180        243,899
NRG Energy, Inc. *                                            100        122,100
NRG Energy, Inc. *                                             50         61,050
                                                                    ------------
                                                                         427,049

GAS & PIPELINE UTILITIES - 1.83%
El Paso Corp. *                                             1,490      1,839,219
Southern Union Company *                                    6,400        332,800
Williams Companies, Inc. *                                  6,050        702,937
                                                                    ------------
                                                                       2,874,956
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $4,194,878)                            $  4,749,308
                                                                    ------------

CORPORATE BONDS - 4.24%

CELLULAR COMMUNICATIONS - 0.21%
Rogers Wireless, Inc.
   8.00% due 12/15/2012 (a)                              $315,000        332,719

ELECTRICAL EQUIPMENT - 0.68%
Allegheny Energy Supply Company, LLC
   8.25 due 04/15/2012 (a)                                950,000      1,068,750

ELECTRICAL UTILITIES - 1.64%
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                                   102,000        121,160
CMS Energy Corp.
   8.50% due 04/15/2011 (a)                               445,000        495,063
Empresa Nacional de Electricidad SA/Chile
   8.35% due 08/01/2013                                    73,000         83,097

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Enersis SA
   7.375% due 01/15/2014                              $   511,000   $    539,940
Northwestern Corp.
   6.95% due 11/15/2028 @ (a)                                   0              0
   7.875% due 03/15/2007 @ (a)                                  0              0
   8.75% due 03/15/2012 @ (a)                                   0              0
PSEG Energy Holdings LLC
   8.625% due 02/15/2008                                  424,000        443,080
TXU Corp., Series P
   5.55% due 11/15/2014 (a)                               295,000        280,051
TXU Corp., Series Q
   6.50% due 11/15/2024                                   664,000        622,021
                                                                    ------------
                                                                       2,584,412

ENERGY - 1.30%
Chesapeake Energy Corp.
   6.375% due 06/15/2015                                1,025,000      1,030,125
NRG Energy, Inc.
   8.00% due 12/15/2013                                   952,000      1,013,880
                                                                    ------------
                                                                       2,044,005

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.41%
Citizens Communications Company
   9.00% due 08/15/2031 (a)                               631,000        639,676
                                                      -----------   ------------
TOTAL CORPORATE BONDS (Cost $6,681,903)                             $  6,669,562
                                                                    ------------

SHORT TERM INVESTMENTS - 14.09%
Cargill, Inc.
   zero coupon due 10/03/2005                         $ 6,219,000   $  6,217,670
Citigroup Funding, Inc.
   zero coupon due 10/03/2005                           3,849,000      3,848,175
General Electric Capital Corp.
   zero coupon due 10/03/2005                             649,000        648,861
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 11,436,979     11,436,979
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,151,685)                                               $ 22,151,685
                                                                    ------------
TOTAL INVESTMENTS (UTILITIES TRUST)
   (COST $145,697,666) - 106.76%                                    $167,914,021
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.76)%                      (10,627,837)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $157,286,184
                                                                    ============

VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 93.83%

AEROSPACE - 2.03%
Goodrich Corp.                                             141,190   $ 6,260,365

AIR TRAVEL - 3.60%
Southwest Airlines Company                                 747,670   $11,102,900

BANKING - 6.65%
Hudson City Bancorp, Inc.                                  465,730     5,542,187
Northern Trust Corp.                                       148,330     7,498,082
Sovereign Bancorp, Inc.                                    339,430     7,481,037
                                                                     -----------
                                                                      20,521,306

BIOTECHNOLOGY - 5.85%
Applera Corp.-Applied Biosystems Group                     465,530    10,818,917
Chiron Corp. *                                             166,010     7,241,356
                                                                     -----------
                                                                      18,060,273

BUSINESS SERVICES - 8.45%
Fluor Corp.                                                104,010     6,696,164
Manpower, Inc.                                             182,830     8,115,824
The BISYS Group, Inc. *                                    388,290     5,214,734
Valassis Communications, Inc. *                            155,040     6,043,459
                                                                     -----------
                                                                      26,070,181

CHEMICALS - 0.52%
Albemarle Corp.                                             42,600     1,606,020

COMPUTERS & BUSINESS EQUIPMENT - 1.87%
Tech Data Corp. *                                          157,310     5,774,850

CONTAINERS & GLASS - 1.93%
Sealed Air Corp. *                                         125,430     5,952,908

COSMETICS & TOILETRIES - 2.53%
International Flavors & Fragrances, Inc.                   218,900     7,801,596

CRUDE PETROLEUM & NATURAL GAS - 1.98%
Amerada Hess Corp.                                          44,400     6,105,000

ELECTRICAL EQUIPMENT - 0.89%
Hubbell, Inc., Class B                                      58,650     2,752,444

ELECTRICAL UTILITIES - 4.60%
Constellation Energy Group, Inc.                           135,500     8,346,800
Wisconsin Energy Corp.                                     146,480     5,847,482
                                                                     -----------
                                                                      14,194,282

FINANCIAL SERVICES - 4.85%
A.G. Edwards, Inc.                                         129,470     5,672,081
Charles Schwab Corp.                                       134,410     1,939,536
Lazard, Ltd., Class A                                      290,900     7,359,770
                                                                     -----------
                                                                      14,971,387

FOOD & BEVERAGES - 2.83%
Tyson Foods, Inc., Class A                                 483,100     8,719,955

HEALTHCARE PRODUCTS - 1.93%
Bausch & Lomb, Inc.                                         73,790     5,953,377

HOTELS & RESTAURANTS - 2.07%
Outback Steakhouse, Inc.                                   174,150     6,373,890

HOUSEHOLD PRODUCTS - 1.84%
Newell Rubbermaid, Inc.                                    250,820     5,681,073

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 2.34%
Cooper Cameron Corp. *                                     97,640   $  7,218,525

INSURANCE - 7.96%
ACE, Ltd.                                                 160,600      7,559,442
Conseco, Inc. *                                           384,410      8,114,895
PMI Group, Inc.                                           222,920      8,887,820
                                                                    ------------
                                                                      24,562,157

INVESTMENT COMPANIES - 1.06%
Streettracks Gold Trust *                                  70,100      3,273,670

MANUFACTURING - 3.25%
Snap-on, Inc.                                             175,640      6,344,117
York International Corp.                                   65,810      3,689,967
                                                                    ------------
                                                                      10,034,084

OFFICE FURNISHINGS & SUPPLIES - 2.28%
Office Depot, Inc. *                                      236,550      7,025,535

PETROLEUM SERVICES - 1.44%
Valero Energy Corp.                                        39,210      4,433,083

PHARMACEUTICALS - 5.57%
Mylan Laboratories, Inc.                                  303,360      5,842,714
Watson Pharmaceuticals, Inc. *                            309,840     11,343,242
                                                                    ------------
                                                                      17,185,956

PUBLISHING - 5.78%
Scholastic Corp. *                                        281,870     10,417,915
Warner Music Group Corp. *                                400,100      7,405,851
                                                                    ------------
                                                                      17,823,766

REAL ESTATE - 1.97%
KKR Financial Corp., REIT                                 272,500      6,060,400

RETAIL TRADE - 1.70%
Dollar General Corp.                                      286,610      5,256,427

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.67%
New Skies Satellites Holdings, Ltd.                       128,080      2,696,084
PanAmSat Holding Corp.                                    101,830      2,464,286
                                                                    ------------
                                                                       5,160,370

TELEPHONE - 2.36%
CenturyTel, Inc.                                          207,810      7,269,194

TOBACCO - 2.03%
UST, Inc.                                                 149,350      6,251,791
                                                      -----------   ------------
TOTAL COMMON STOCKS (Cost $252,407,371)                             $289,456,765
                                                                    ------------

SHORT TERM INVESTMENTS - 6.09%
Federal National Mortgage Association Discount
   Notes
   3.50% due 10/03/2005                               $18,795,000   $ 18,791,345
                                                      -----------   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $18,791,345)                                               $ 18,791,345
                                                                    ------------

TOTAL INVESTMENTS (VALUE TRUST)
   (COST $271,198,716) - 99.92%                                     $308,248,110
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%                            250,702
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $308,498,812
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD   - Australian Dollar
CAD   - Canadian Dollar
CHF   - Swiss Franc
COP   - Colombian Peso
CZK   - Czech Koruna
DKK   - Danish Krone
EUR   - European Currency
FIM   - Finnish Markka
FRF   - French Franc
DEM   - German Deutsche Mark
GBP   - British Pound
GRD   - Greek Drachma
HKD   - Hong Kong Dollar
HUF   - Hungarian Forint
IDR   - Indonesian Rupiah
INR   - Indian Rupee
ITL   - Italian Lira
IEP   - Irish Punt
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
NLG   - Netherlands Guilder
NZD   - New Zealand Dollar
NOK   - Norweigan Krone
PHP   - Philippines Peso
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
THB   - Thai Baht
TRY   - Turkish Lira
USD   - US Dollar
ZAR   - South African Rand

Key to Security Abbreviations and Legend

ADR   - American Depositary Receipts
ADS   - American Depositary Shares
CDO   - Collateralized Debt Obligation
ESOP  - Employee Stock Ownership Program
EWCO  - European Written Call Option
GDR   - Global Depositary Receipts
GTD   - Guaranteed
IO    - Interest Only (Carries notional principal amount)
MTN   - Medium Term Note
NIM   - Net Interest Margin
OTC   - Over The Counter
PLC   - Public Limited Company
PIK   - Paid In Kind
PO    - Principal Only
REIT  - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI   - Shares Beneficial Interest
SADR  - Sponsored American Depositary Receipts
SPDR  - Standard & Poor's Depositary Receipts
TBA   - To Be Announced

@ Non-Income producing, issuer is in bankruptcy and is in default of interest payments

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

*    Non-Income Producing

(a)  All or a portion of this security was out on loan

(b)  Floating Rate Note

(c)  Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)  Principal amount of security is adjusted for inflation

(e)  Security Fair Valued on September 30, 2005

(f)  REIT

(g)  Delisted

**   Purchased on a forward commitment (Note 2)

*** At September 30, 2005, all or a portion of this security was pledged to cover forward commitments purchased.

**** At September 30, 2005, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2005:

                                                SALE OF FUTURES CONTRACTS            PURCHASE OF FUTURES CONTRACTS
                                          -------------------------------------  -------------------------------------
                                            NUMBER                                NUMBER
                              EXPIRATION   OF OPEN      NOTIONAL     UNREALIZED   OF OPEN     NOTIONAL     UNREALIZED
                                 DATE     CONTRACTS      AMOUNT     GAIN/(LOSS)  CONTRACTS     AMOUNT      GAIN/(LOSS)
                              ----------  ---------  -------------  -----------  ---------  ------------  ------------
500 INDEX
S&P 500 Index                  Dec-2005                                               41    $ 12,651,575  ($    88,621)
                                                                                                          ============
500 INDEX B
S&P 500 Index                  Dec-2005                                               32    $  9,874,400  ($    78,355)
                                                                                                          ============
ALL CAP CORE
Russell 2000 Index             Dec-2005                                               40    $ 13,442,000  ($   112,240)
S&P 500 Index                  Dec-2005                                                2         617,150         1,538
                                                                                                          ------------
                                                                                                          ($   110,702)
                                                                                                          ============
GLOBAL BOND
10 yr German Euro-BUND         Dec-2005                                            1,284    $189,706,713  ($   661,983)
Japan 10 yr Government Bonds   Dec-2005                                               41      49,813,761      (668,255)
Eurodollar                     Mar-2006                                              221      52,736,125      (247,244)
Eurodollar                     Dec-2005                                              324      77,448,150      (346,700)
U.S. 5yr Treasury Notes        Dec-2005                                            1,077     115,087,547    (1,399,891)
U.S. Treasury Bonds            Dec-2005                                              250      28,601,563      (853,320)
                                                                                                          ------------
                                                                                                          ($ 4,177,393)
                                                                                                          ============

U.S. 10 yr Treasury Notes      Dec-2005     (287)    ($31,547,578)    $232,219
                                                                      ========
GROWTH & INCOME
S & P 500 Index                Dec-2005                                                1    $    308,575  ($     3,067)
                                                                                                          ============
INTERNATIONAL EQUITY INDEX A
MSCI Taiwan Stock Index        Oct-2005                                              100    $  2,553,000   $    79,800
EOE Dutch Stock Index          Oct-2005                                                2         194,640         4,254
CAC 40 10 Euro Index           Dec-2005                                               12         666,325        18,004
DAX Index                      Dec-2005                                                1         152,730         3,010
FTSE 100 Index                 Dec-2005                                               16       1,552,685        25,253
Hang Seng Stock Index          Oct-2005                                                1          99,524         1,030
S&P / MIB 30 Index             Dec-2005                                                2         419,691         6,871
Topix Index                    Dec-2005                                               12       1,491,858       136,004
IBEX 35 Index                  Oct-2005                                                3         391,131        12,695
OMX 30 Stock Index             Oct-2005                                               15         174,026         4,122
S&P / Toronto 60 Index         Dec-2005                                                1         107,102         1,657
SPI 200 Index                  Dec-2005                                                2         177,203         5,266
                                                                                                          ------------
                                                                                                           $   297,966
                                                                                                          ============

INTERNATIONAL EQUITY INDEX B
FTSE 100 Index                 Dec-2005                                               30    $  2,911,284   $    47,349
MSCI Taiwan Stock Index        Oct-2005                                              212       5,412,360       169,176
EOE Dutch Stock Index          Oct-2005                                                5         486,601        10,635
CAC 40 10 EURO Index           Dec-2005                                               21       1,166,069        31,504
DAX Index                      Dec-2005                                                5         763,648        15,048
Hang Seng Stock Index          Oct-2005                                                4         398,095   $     3,592
S&P / MIB 30 Index             Dec-2005                                                3         629,536        10,306
Topix Index                    Dec-2005                                               23       2,859,394       240,120
IBEX 35 Index                  Oct-2005                                                5         651,886        21,210
OMX 30 Stock Index             Oct-2005                                               35         406,061         9,619
S&P / Toronto 60 Index         Dec-2005                                                3         321,306         4,972
SPI 200 Index                  Dec-2005                                                6         531,609        15,798
                                                                                                          ------------
                                                                                                           $   579,329
                                                                                                          ============

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS, CONTINUED

                                                SALE OF FUTURES CONTRACTS            PURCHASE OF FUTURES CONTRACTS
                                          -------------------------------------  -------------------------------------
                                            NUMBER                                NUMBER
                              EXPIRATION   OF OPEN      NOTIONAL     UNREALIZED   OF OPEN     NOTIONAL     UNREALIZED
                                 DATE     CONTRACTS      AMOUNT     GAIN/(LOSS)  CONTRACTS     AMOUNT      GAIN/(LOSS)
                              ----------  ---------  -------------  -----------  ---------  ------------  ------------
INTERNATIONAL STOCK
DAX Index                      Dec-2005                                              140    $ 21,382,148   $   571,429
S&P / MIB Index                Dec-2005                                               27       5,665,825        84,177
Topix Index                    Dec-2005                                               32       3,978,287       358,589
MSCI Singapore Index           Oct-2005                                              113       3,642,207       (28,012)
                                                                                                          ------------
                                                                                                           $   986,183
                                                                                                          ============
SPI 200 Index                  Dec-2005       (8)        ($708,812) ($   21,735)
S&P / Toronto 60 Index         Dec-2005     (140)      (14,994,272)    (309,316)
CAC 40 10 Euro Index           Oct-2005      (10)         (554,789)     (12,628)
IBEX 35 Index                  Oct-2005      (10)       (1,303,771)     (40,233)
FTSE 100 Index                 Dec-2005      (10)         (970,428)     (20,384)
                                                                    -----------
                                                                    ($  404,296)
                                                                    ===========
INVESTMENT QUALITY BOND
U.S. 5 yr Treasury Notes       Dec-2005     (221)    ($ 23,615,923)  $  140,799
U.S. 10 yr Treasury Notes      Dec-2005     (109)      (11,981,485)     103,507
                                                                    -----------
                                                                     $  244,306
                                                                    ===========
LARGE CAP
S&P 500 Index                  Dec-2005                                                3    $    925,725  ($       540)
                                                                                                          ============
MANAGED
S&P 500 Index                  Dec-2005                                               32    $  9,874,400  ($    89,159)
                                                                                                          ============
MID CAP INDEX
S&P MidCap 400 Index           Dec-2005                                               25    $  9,008,750  ($    18,975)
                                                                                                          ============
REAL RETURN BOND
U.S. 5 yr Treasury Notes       Dec-2005                                              283    $ 30,241,203  ($   464,735)
                                                                                                          ============
U.S.Treasury Bonds             Dec-2005      (14)    ($  1,601,688)  $   42,875
U.S. 10 yr Treasury Notes      Dec-2005      (53)       (5,825,859)      75,125
                                                                    -----------
                                                                     $  118,000
                                                                    ===========
SMALL CAP INDEX
Russell 2000 Index             Dec-2005                                               22    $  7,393,100  ($    60,904)
                                                                                                          ============
STRATEGIC BOND
U.S. 2 yr Treasury Notes       Dec-2005                                              165    $ 33,971,953  ($    23,019)
                                                                                                          ============
U.S. 10 yr Treasury Notes      Dec-2005     (163)    ($ 17,917,265)  $  112,029
U.S. 5 yr Treasury Notes       Dec-2005     (724)      (77,366,186)     925,006
                                                                    -----------
                                                                     $1,037,035
                                                                    ===========

TOTAL RETURN
U.S. Treasury Bonds            Dec-2005                                              226    $ 25,855,813  ($   698,875)
Eurodollar                     Mar-2006                                            1,136     271,078,000    (1,329,756)
Eurodollar                     Jun-2006                                            1,349     321,719,638      (973,788)
Eurodollar                     Sep-2006                                              125      29,807,813      (104,100)
U.S. 5 yr Treasury Notes       Dec-2005                                            1,833     195,873,234    (2,005,751)
Euribor                        Dec-2005                                              160              --        (2,411)
                                                                                                          ------------
                                                                                                          ($ 5,114,681)
                                                                                                          ============

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS, CONTINUED

                                                 SALE OF FUTURES CONTRACTS              PURCHASE OF FUTURES CONTRACTS
                                          --------------------------------------   -------------------------------------
                                            NUMBER                                   NUMBER
                             EXPIRATION    OF OPEN      NOTIONAL      UNREALIZED    OF OPEN      NOTIONAL     UNREALIZED
                                DATE      CONTRACTS      AMOUNT      GAIN/(LOSS)   CONTRACTS      AMOUNT     GAIN/(LOSS)
                             ----------   ---------   ------------   -----------   ---------   -----------   -----------
TOTAL STOCK MARKET INDEX
S&P MidCap 400 Index         Dec-2005                                                   2      $   720,700    ($  1,514)
Russell 2000 Index           Dec-2005                                                   4        1,344,200      (15,228)
S&P 500 Index                Dec-2005                                                  13        4,011,475      (22,391)
                                                                                                              ---------
                                                                                                              ($ 39,133)
                                                                                                              =========
U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury Notes     Dec-2005                                                 393      $41,995,734    ($504,956)
                                                                                                              =========
U.S. 10 yr Treasury Notes    Dec-2005       (318)     ($34,955,156)    $170,206
U.S. 2 yr Treasury Notes     Dec-2005       (318)      (65,473,219)     306,913
                                                                       --------
                                                                       $477,119
                                                                       ========

AT SEPTEMBER 30, 2005, THE VALUES OF SECURITIES LOANED AND OF CASH COLLATERAL WERE AS FOLLOWS:

                           MARKET VALUE OF    VALUE OF CASH                                   MARKET VALUE OF    VALUE OF CASH
       PORTFOLIO          SECURITIES LOANED     COLLATERAL             PORTFOLIO             SECURITIES LOANED     COLLATERAL
-----------------------   -----------------   -------------   ----------------------------   -----------------   -------------
500 Index                    $ 51,638,313      $ 53,002,040   Mid Value                         $31,223,345       $32,096,534
All Cap Core                   13,381,494        13,711,591   Overseas Equity                    56,591,346        59,447,165
Bond Index B (1)               45,032,513        45,942,132   Pacific Rim (4)                    30,674,937        32,273,068
Classic Value                     424,080           436,050   Quantitative All Cap               31,332,716        32,167,170
Dynamic Growth                 42,669,600        43,645,950   Science & Technology               32,678,255        33,603,357
Financial Services             16,245,750        16,634,283   Short-Term Bond (5)                 6,993,453         7,137,497
Global                         76,332,972        79,736,048   Small Cap Growth                   58,166,191        59,648,536
Global Allocation (2)          13,556,928        14,176,273   Small Cap Index (6)                69,880,244        71,866,329
Growth & Income                89,218,435        91,598,479   Small Cap Opportunities             1,645,828         1,688,531
Growth & Income II             75,915,539        77,634,339   Small Cap Value                    60,578,963        62,025,556
High Yield                    137,677,698       140,451,620   Small Company Value                 4,895,388         5,052,000
Income & Value                 71,947,958        73,570,247   Strategic Bond                      3,597,026         3,883,802
International Small Cap        74,947,298        79,153,879   Strategic Income                    1,280,723         1,321,352
International Stock             1,865,828         1,982,442   Strategic Opportunities            55,666,750        57,039,565
International Value           208,725,498       219,427,991   Total Return                       16,891,125        17,229,360
Large Cap Growth               19,505,466        19,954,250   Total Stock Market Index (7)       41,415,277        42,530,671
Managed (3)                   104,112,745       106,415,216   U.S. Large Cap                     52,239,173        53,594,855
Mid Cap Index                  48,120,870        49,322,140   Utilities                          11,159,088        11,436,979

(1) Comprised of $44,429,662 and $1,512,470 of cash collateral and securities collateral, respectively.

(2) Comprised of $14,139,808 and $36,465 of cash collateral and securities collateral, respectively.

(3) Comprised of $106,394,960 and $20,256 of cash collateral and securities collateral, respectively.

(4) Comprised of $32,259,063 and $14,005 of cash collateral and securities collateral, respectively.

(5) Comprised of $4,935,459 and $2,202,038 of cash collateral and securities collateral, respectively.

(6) Comprised of $71,737,030 and $129,299 of cash collateral and securities collateral, respectively.

(7) Comprised of $42,475,928 and $54,743 of cash collateral and securities collateral, respectively.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at September 30, 2005:

                                             GLOBAL BOND              HEALTH SCIENCES           MID CAP CORE
                                      -------------------------   -----------------------   --------------------
                                       NUMBER OF      PREMIUMS    NUMBER OF     PREMIUMS    NUMBER OF   PREMIUMS
                                       CONTRACTS      RECEIVED    CONTRACTS     RECEIVED    CONTRACTS   RECEIVED
                                      -----------   -----------   ---------   -----------   ---------   --------
Options outstanding 12/31/2004         21,200,387   $ 1,178,669      9,781    $ 3,029,283        --           --
Options written                        26,102,443       862,386     26,522      9,200,899     1,660     $155,153
Options closed, expired & exercised   (41,302,724)   (1,945,979)   (25,283)    (7,678,552)       --           --
                                      -----------   -----------    -------    -----------     -----     --------
Options outstanding at 9/30/2005        6,000,106        95,076     11,020      4,551,630     1,660      155,153
                                      ===========   ===========    =======    ===========     =====     ========

                                           REAL RETURN                TOTAL RETURN
                                      ---------------------   ---------------------------
                                      NUMBER OF    PREMIUMS     NUMBER OF       PREMIUMS
                                      CONTRACTS    RECEIVED     CONTRACTS       RECEIVED
                                      ---------   ---------   -------------   -----------
Options outstanding 12/31/2004            162     $  71,533      31,601,762   $ 1,571,868
Options written                         1,324       317,464   1,523,906,245     2,240,863
Options closed, expired & exercised    (1,273)     (312,955)    (31,606,318)   (3,262,514)
                                       ------     ---------   -------------   -----------
Options outstanding at 9/30/2005          213        76,042   1,523,901,689       550,217
                                       ======     =========   =============   ===========

The following is a summary of open written options outstanding at September 30, 2005:

                                                                     NUMBER OF
PORTFOLIO  DESCRIPTION                        TYPE   STRIKE PRICE    CONTRACTS   EXPIRATION DATE     VALUE
---------  -----------                        ----   ------------   ----------   ---------------   --------
GLOBAL BOND
           U.S. Treasury Notes 10Yr Futures   Put       $109.00            (53)       Nov-05       ($24,016)
           U.S. Treasury Notes 10Yr Futures   Call       115.00            (53)       Nov-05           (828)
           Interest Rate Swap 3 Month LIBOR   Call         4.00     (5,000,000)       Jun-06        (12,610)
           Interest Rate Swap 3 Month LIBOR   Call        4.375     (1,000,000)       Dec-06        (13,076)
                                                                                                   --------
                                                                                                   ($50,530)
                                                                                                   ========

HEALTH SCIENCES
           Celgene Corp.                      Call      $ 60.00           (125)       Oct-05       ($12,500)
           CV Therapeutics, Inc.              Call        22.50            (27)       Oct-05        (11,340)
           Encysive Pharmaceuticals, Inc.     Put         15.00            (36)       Oct-05        (11,160)
           Medicines Company                  Call        22.50           (124)       Oct-05        (11,780)
           OSI Pharmaceuticals, Inc.          Put         45.00            (38)       Oct-05        (59,660)
           Resmed, Inc.                       Put         65.00            (58)       Oct-05         (1,450)
           Sepracor, Inc.                     Put         60.00            (57)       Oct-05        (13,680)
           Sepracor, Inc.                     Call        60.00           (124)       Oct-05        (19,220)
           Sepracor, Inc.                     Put         65.00            (25)       Oct-05        (15,000)
           Wellchoice, Inc.                   Put         65.00            (13)       Oct-05            (65)
           Alkermes, Inc.                     Put         15.00            (86)       Nov-05         (6,020)
           Biogen Idec, Inc.                  Call        40.00            (42)       Nov-05         (7,350)
           Dade Behring Holdings, Inc.        Call        70.00           (248)       Nov-05        (66,960)
           Edwards Lifesciences Corp.         Call        45.00            (67)       Nov-05         (6,700)
           Edwards Lifesciences Corp.         Put         45.00            (45)       Nov-05         (6,075)
           Gen Probe, Inc.                    Call        50.00           (116)       Nov-05        (28,420)
           Gen Probe, Inc.                    Call        55.00            (71)       Nov-05         (5,680)
           Gilead Sciences, Inc.              Put         42.50            (41)       Nov-05         (1,435)
           ImClone Systems, Inc.              Call        45.00           (125)       Nov-05         (1,875)
           Neurocrine Biosciences, Inc.       Call        50.00            (83)       Nov-05        (18,260)
           United Therapeutics Corp.          Call        80.00            (42)       Nov-05         (6,930)
           Eyetech Pharmaceuticals, Inc.      Call        15.00           (159)       Dec-05        (47,700)
           Genentech, Inc.                    Put         85.00            (58)       Dec-05        (30,218)
           Genentech, Inc.                    Put         90.00            (67)       Dec-05        (53,600)
           Genentech, Inc.                    Call        95.00           (125)       Dec-05        (17,788)
           Genentech, Inc.                    Call       100.00            (41)       Dec-05         (2,665)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                  NUMBER OF
PORTFOLIO  DESCRIPTION                      TYPE   STRIKE PRICE   CONTRACTS   EXPIRATION DATE     VALUE
---------  -----------                      ----   ------------   ---------   ---------------   --------
HEALTH SCIENCES, CONTINUED
           Immucor Corp.                    Put        $ 30.00        (83)         Dec-05       ($28,220)
           Immucor Corp.                    Call         30.00       (165)         Dec-05        (23,925)
           Immucor Corp.                    Put          25.00        (16)         Dec-05         (1,760)
           Inspire Phamaceuticals, Inc.     Call         12.50        (75)         Dec-05         (2,250)
           Kinetic Concepts, Inc.           Call         65.00       (120)         Dec-05        (13,200)
           Kinetic Concepts, Inc.           Put          60.00        (59)         Dec-05        (29,500)
           Myogen, Inc.                     Call         25.00        (28)         Dec-05         (6,440)
           Abbott Labs                      Put          55.00        (60)         Jan-06        (76,200)
           Aetna, Inc.                      Put          90.00        (50)         Jan-06        (32,000)
           Aetna, Inc.                      Put          95.00        (52)         Jan-06        (50,960)
           Allergan, Inc.                   Put          80.00        (15)         Jan-06         (1,275)
           Amgen, Inc.                      Call         65.00        (83)         Jan-06       (130,310)
           Amgen, Inc.                      Put          65.00       (124)         Jan-06         (5,580)
           Amgen, Inc.                      Put          70.00       (165)         Jan-06        (17,325)
           Amgen, Inc.                      Call         85.00       (121)         Jan-06        (30,250)
           Amgen, Inc.                      Call         90.00        (41)         Jan-06         (5,125)
           Amgen, Inc.                      Put          80.00        (74)         Jan-06        (31,080)
           Amgen, Inc.                      Put          90.00       (164)         Jan-06       (177,120)
           Amgen, Inc.                      Call         95.00       (125)         Jan-06         (6,875)
           Amylin Pharmaceuticals, Inc.     Put          35.00        (16)         Jan-06         (5,760)
           Amylin Pharmaceuticals, Inc.     Call         25.00       (239)         Jan-06       (253,579)
           Amylin Pharmaceuticals, Inc.     Put          20.00        (66)         Jan-06         (1,650)
           Amylin Pharmaceuticals, Inc.     Put          22.50       (124)         Jan-06         (4,340)
           Amylin Pharmaceuticals, Inc.     Call         35.00       (123)         Jan-06        (43,050)
           Amylin Pharmaceuticals, Inc.     Put          30.00        (41)         Jan-06         (6,150)
           Amylin Pharmaceuticals, Inc.     Put          25.00        (64)         Jan-06        ($3,520)
           Baxter International, Inc.       Put          35.00        (59)         Jan-06         (2,065)
           Baxter International, Inc.       Put          40.00        (38)         Jan-06         (6,840)
           Baxter International, Inc.       Put          45.00        (41)         Jan-06        (22,960)
           Biogen Idec, Inc.                Put          45.00        (50)         Jan-06        (30,500)
           Biomet, Inc.                     Put          37.50        (41)         Jan-06        (15,170)
           Boston Scientific Corp.          Call         25.00       (242)         Jan-06        (22,990)
           Boston Scientific Corp.          Call         27.50       (123)         Jan-06         (4,920)
           Cardinal Health, Inc.            Put          65.00        (25)         Jan-06         (8,000)
           Cardinal Health, Inc.            Put          60.00        (17)         Jan-06         (2,380)
           Caremark Rx, Inc.                Put          45.00        (51)         Jan-06         (4,590)
           Caremark Rx, Inc.                Put          50.00        (49)         Jan-06        (11,515)
           Caremark Rx, Inc.                Put          55.00        (41)         Jan-06        (21,730)
           Celgene Corp.                    Put          40.00        (48)         Jan-06         (6,000)
           Celgene Corp.                    Put          60.00        (82)         Jan-06        (66,420)
           Celgene Corp.                    Put          35.00        (69)         Jan-06         (2,760)
           Celgene Corp.                    Put          45.00        (41)         Jan-06        (10,250)
           Celgene Corp.                    Call         60.00       (163)         Jan-06        (27,710)
           Cephalon, Inc.                   Put          40.00        (41)         Jan-06         (4,920)
           Cigna Corp.                      Put         110.00        (41)         Jan-06        (11,972)
           Cigna Corp.                      Put         120.00        (57)         Jan-06        (38,760)
           Cigna Corp.                      Put         125.00        (41)         Jan-06        (38,950)
           Cigna Corp.                      Put         115.00        (42)         Jan-06        (19,320)
           Community Health Systems, Inc.   Put          40.00        (12)         Jan-06         (2,580)
           Coventry Health Care, Inc.       Put          65.00        (34)         Jan-06         (1,020)
           Coventry Health Care, Inc.       Put          70.00        (58)         Jan-06         (3,480)
           Coventry Health Care, Inc.       Put          75.00        (48)         Jan-06         (6,000)
           Coventry Health Care, Inc.       Put          85.00        (33)         Jan-06        (13,860)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                        NUMBER OF
PORTFOLIO  DESCRIPTION                            TYPE   STRIKE PRICE   CONTRACTS   EXPIRATION DATE     VALUE
---------  -----------                            ----   ------------   ---------   ---------------   --------
HEALTH SCIENCES, CONTINUED
           Davita, Inc.                           Put        $ 55.00        (49)         Jan-06       ($42,630)
           Elan Corp. PLC                         Put          25.00        (51)         Jan-06        (81,600)
           Eli Lilly & Company                    Put          55.00        (54)         Jan-06        (16,200)
           Eli Lilly & Company                    Call         60.00        (41)         Jan-06         (1,804)
           Forest Labs, Inc.                      Put          40.00        (91)         Jan-06        (28,210)
           Forest Labs, Inc.                      Put          45.00        (66)         Jan-06        (42,240)
           Genentech, Inc.                        Put          65.00       (167)         Jan-06        (14,195)
           Genentech, Inc.                        Put          80.00        (79)         Jan-06        (32,390)
           Genentech, Inc.                        Call        100.00        (82)         Jan-06        (12,382)
           Genentech, Inc.                        Put          85.00        (49)         Jan-06        (29,890)
           Genzyme Corp.                          Put          75.00        (83)         Jan-06        (48,970)
           Gilead Sciences, Inc.                  Put          45.00        (70)         Jan-06        (18,550)
           Gilead Sciences, Inc.                  Put          47.50       (106)         Jan-06        (26,500)
           Gilead Sciences, Inc.                  Call         50.00        (50)         Jan-06        (13,000)
           Guidant Corp.                          Put          70.00        (42)         Jan-06        (16,800)
           HCA, Inc.                              Put          55.00       (110)         Jan-06        (78,100)
           Icos Corp.                             Put          30.00       (116)         Jan-06        (46,400)
           ImClone Systems, Inc.                  Call         50.00        (83)         Jan-06         (2,490)
           ImClone Systems, Inc.                  Call         45.00       (112)         Jan-06         (6,160)
           Manor Care, Inc.                       Put          40.00        (13)         Jan-06         (3,640)
           Martek Biosciences Corp.               Put          45.00        (56)         Jan-06        (57,120)
           Medicines Company                      Call         25.00       (165)         Jan-06        (16,500)
           Medicines Company                      Call         22.50       (248)         Jan-06        (50,840)
           Medicines Company                      Call         20.00       (124)         Jan-06        (43,353)
           Medtronic, Inc.                        Put          55.00        (23)         Jan-06         (6,555)
           Medtronic, Inc.                        Put          60.00        (41)         Jan-06        (26,240)
           Merck & Company, Inc.                  Put          30.00        (62)         Jan-06           (620)
           Neurocrine Biosciences, Inc.           Call         60.00        (87)         Jan-06         (4,785)
           Neurocrine Biosciences, Inc.           Put          55.00        (41)         Jan-06        (27,880)
           Omnicare, Inc.                         Put          45.00        (53)         Jan-06         (2,385)
           Onyx Pharmaceuticals, Inc.             Put          30.00        (49)         Jan-06        (30,870)
           Onyx Pharmaceuticals, Inc.             Put          25.00        (79)         Jan-06        (24,490)
           OSI Pharmaceuticals, Inc.              Put          40.00        (82)         Jan-06        (90,200)
           OSI Pharmaceuticals, Inc.              Call         50.00        (42)         Jan-06           (630)
           Patterson Companies, Inc.              Put          50.00        (41)         Jan-06        (40,590)
           Pharmaceutical HOLDRs Trust            Put          80.00        (37)         Jan-06        (35,150)
           Protein Design Labs, Inc.              Call         30.00        (41)         Jan-06         (7,257)
           Protein Design Labs, Inc.              Put          25.00        (41)         Jan-06         (4,920)
           Quest Diagnostics, Inc.                Put          55.00        (58)         Jan-06        (26,680)
           Respironics Inc.                       Put          32.50       (104)         Jan-06         (1,560)
           Sepracor, Inc.                         Put          55.00        (49)         Jan-06        (13,720)
           Sepracor, Inc.                         Put          65.00       (172)         Jan-06       (134,160)
           Shire Pharmaceuticals Group PLC        Put          40.00        (64)         Jan-06        (26,880)
           St. Jude Medical, Inc.                 Call         50.00        (41)         Jan-06         (6,150)
           St. Jude Medical, Inc.                 Put          40.00        (46)         Jan-06         (2,760)
           St. Jude Medical, Inc.                 Put          45.00        (99)         Jan-06        (17,325)
           St. Jude Medical, Inc.                 Put          50.00       (111)         Jan-06        (46,620)
           Stryker Corp.                          Put          50.00        (44)         Jan-06        (11,220)
           Stryker Corp.                          Call         52.50       (123)         Jan-06        (18,450)
           Teva Pharmaceutical Industries, Ltd.   Call         32.50       (124)         Jan-06        (27,900)
           Triad Hospitals, Inc.                  Put          50.00        (26)         Jan-06        (14,560)
           Triad Hospitals, Inc.                  Put          55.00        (62)         Jan-06        (59,520)
           Triad Hospitals, Inc.                  Put          60.00        (30)         Jan-06        (44,400)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                                        NUMBER OF
PORTFOLIO  DESCRIPTION                                           TYPE  STRIKE PRICE     CONTRACTS    EXPIRATION DATE     VALUE
---------  -----------                                           ----  ------------  --------------  ---------------  -----------
HEALTH SCIENCES, CONTINUED
           Unitedhealth Group, Inc.                              Put      $ 57.50               (49)      Jan-06      ($   14,210)
           Unitedhealth Group, Inc.                              Put        50.00               (83)      Jan-06           (4,980)
           Unitedhealth Group, Inc.                              Put        55.00               (33)      Jan-06           (6,105)
           Unitedhealth Group, Inc.                              Put        60.00              (100)      Jan-06          (45,000)
           Walgreen Company                                      Put        50.00               (41)      Jan-06          (27,470)
           WellPoint, Inc.                                       Put        67.50               (50)      Jan-06           (4,500)
           Wyeth                                                 Call       45.00              (225)      Jan-06          (64,125)
           Wyeth                                                 Put        45.00               (83)      Jan-06          (11,371)
           Zimmer Holdings, Inc.                                 Put        80.00               (48)      Jan-06          (52,800)
           Zimmer Holdings, Inc.                                 Call       80.00               (40)      Jan-06           (2,200)
           Affymetrix, Inc.                                      Call       50.00               (75)      Feb-06          (19,921)
           Alcon, Inc.                                           Put       125.00               (49)      Feb-06          (27,930)
           Protein Design Labs, Inc.                             Call       30.00              (124)      Feb-06          (26,040)
           Protein Design Labs, Inc.                             Call       35.00              (118)      Feb-06           (8,260)
                                                                                                                      -----------
                                                                                                                      ($3,657,990)
                                                                                                                      ===========

MID CAP CORE
           BJ Services Company                                   Call     $ 70.00              (360)      Jan-06      ($  113,760)
           Nabors Industries Ltd.                                Call       70.00              (190)      Jan-06         (129,200)
           Williams Companies, Inc.                              Call       25.00              (110)      Jan-06         (227,550)
                                                                                                                      -----------
                                                                                                                      ($  470,510)
                                                                                                                      ===========

REAL RETURN
           U.S. Treasury Notes 10Yr Futures                      Call     $114.00               (60)      Nov-05      ($    1,875)
           U.S. Treasury Notes 10Yr Futures                      Put       110.00               (93)      Nov-05          (79,922)
           U.S. Treasury Notes 10Yr Futures                      Put       109.00               (60)      Nov-05          (27,187)
                                                                                                                      -----------
                                                                                                                      ($  108,984)
                                                                                                                      ===========

TOTAL RETURN
           Interest Rate Swap                                    Call     $  4.00        (3,000,000)      Jun-05      ($    7,566)
           Japan Government Bonds 10 Yr Futures                  Call      140.00                (3)      Nov-05           (2,118)
           OTC European Call Swaption                            Call        1.00    (1,500,000,000)      Nov-05           (6,249)
           U.S. Treasury Notes 10Yr Futures                      Call      112.00               (50)      Nov-05           (7,813)
           U.S. Treasury Notes 10Yr Futures                      Call      114.00              (415)      Nov-05          (12,969)
           U.S. Treasury Notes 10Yr Futures                      Put       109.00              (453)      Nov-05         (205,266)
           U.S. Treasury Notes 5Yr Futures                       Call      109.00              (238)      Nov-05          (11,156)
           U.S. Treasury Notes 5Yr Futures                       Put       107.00              (100)      Nov-05          (60,938)
           U.S. Treasury Notes 10Yr Futures                      Call      113.00               (51)      Dec-05           (7,969)
           U.S. Treasury Notes 10Yr Futures                      Put       107.00               (51)      Dec-05          (11,156)
           U.S. Treasury Notes 10Yr Futures                      Call      111.00               (63)      Aug-06             (984)
           U.S. Treasury Notes 10Yr Futures                      Put       108.00               (63)      Nov-06          (13,781)
           Chicago Merchantile Exchange American Put Eurodollar  Put        95.25              (147)      Dec-06         (104,738)
           Liffe American Put Sterling 3 Month LIBOR             Put        95.50               (55)      Dec-06          (30,412)
           OTC European Put Swaption 6 Month LIBOR               Put         4.50       (20,900,000)      Dec-06          (72,454)
                                                                                                                      -----------
                                                                                                                      ($  555,569)
                                                                                                                      ===========

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, TOTAL RETURN AND REAL RETURN BOND AS OF SEPTEMBER 30, 2005:

                                                                                                                        UNREALIZED
NOTIONAL                               EFFECTIVE  TERMINATION                                                          APPRECIATION
AMOUNT                COUNTER PARTY      DATE         DATE           PAYMENT             RECEIPT         FREQUENCY    (DEPRECIATION)
--------             ---------------  ----------  -----------  -------------------  -----------------  -------------  --------------
GLOBAL BOND
     5,000,000  USD  UBS AG           12/15/2005   12/15/2005      Fixed 4.00%        3 Month LIBOR      quarterly    $    150,366
    43,000,000  HKD  Goldman Sachs      2/8/2001     2/8/2006      Fixed 5.753%       3 Month HIBOR      Quarterly         (32,973)
    54,000,000  USD  Bank of America   6/15/2005    6/15/2006  3 Month LIBOR - BBA     Fixed 3.00%     semi-annually      (487,489)
   111,000,000  USD  Lehman Brothers   6/15/2005    6/15/2006  3 Month LIBOR - BBA     Fixed 3.00%     semi-annually    (1,002,061)
     5,100,000  USD  Bank of America  12/15/2005   12/15/2007      Fixed 4.00%      3 Month LIBOR-BBA  semi-annually        61,714
    58,600,000  HKD  Goldman Sachs    12/17/2003   12/17/2008      Fixed 4.235%       3 Month HIBOR      Quarterly          15,382
    29,900,000  AUD  Citibank          6/15/2005    6/15/2010    6 Month BBR-BBSW      Fixed 6.00%     semi-annually       171,386
    31,200,000  AUD  UBS AG            6/15/2005    6/15/2010     6 Month LIBOR        Fixed 6.00%     semi-annually       181,093
     5,300,000  EUR  Barclays Bank     6/17/2005    6/17/2010    6 Month EURIBOR       Fixed 4.00%        annually         331,501
     2,100,000  EUR  JP Morgan         6/17/2005    6/17/2010    6 Month EURIBOR       Fixed 4.00%     semi-annually       131,350
       300,000  EUR  Merrill Lynch     6/17/2005    6/17/2010    6 Month EURIBOR       Fixed 4.00%        annually          18,759
     1,300,000  EUR  Morgan Stanley    6/17/2005    6/17/2010    6 Month EURIBOR       Fixed 4.00%     semi-annually        81,331
     3,400,000  EUR  UBS AG            6/17/2005    6/17/2010    6 Month EURIBOR       Fixed 4.00%     semi-annually       212,598
    40,000,000  GBP  Barclays Bank     9/15/2005    9/15/2010  6 Month LIBOR - BBA     Fixed 5.00%     semi-annually     1,393,431
       700,000  GBP  Citibank          9/15/2005    9/15/2010  6 Month LIBOR - BBA     Fixed 5.00%     semi-annually        24,385
    16,900,000  GBP  HSBC Bank         9/15/2005    9/15/2010  6 Month LIBOR - BBA     Fixed 5.00%     semi-annually       588,724
     4,200,000  GBP  JP Morgan         9/15/2005    9/15/2010  6 Month LIBOR - BBA     Fixed 5.00%     semi-annually       146,310
     3,400,000  GBP  Merrill Lynch     9/15/2005    9/15/2010     6 Month LIBOR        Fixed 5.00%     semi-annually       118,442
     4,800,000  GBP  Morgan Stanley    9/15/2005    9/15/2010  6 Month LIBOR - BBA     Fixed 5.00%     semi-annually       167,212
    16,300,000  GBP  UBS AG            9/15/2005    9/15/2010  6 Month LIBOR - BBA     Fixed 5.00%     semi-annually       567,823
   106,800,000  USD  Bank of America  12/15/2005   12/15/2010      Fixed 4.00%      3 Month LIBOR-BBA  semi-annually     3,211,808
     7,900,000  USD  Lehman Brothers  12/15/2005   12/15/2010      Fixed 4.00%      3 Month LIBOR-BBA  semi-annually       237,578
    74,300,000  USD  Morgan Stanley   12/15/2005   12/15/2010      Fixed 4.00%      3 Month LIBOR-BBA  semi-annually     2,234,432
     9,900,000  EUR  Barclays Bank     6/16/2004    6/16/2011    6 Month EURIBOR       Fixed 3.75%        annually        (526,119)
   310,000,000  JPY  Goldman Sachs     3/21/2002    9/21/2011      Fixed 1.30%        6 Month LIBOR    semi-annually       (45,554)
   330,000,000  JPY  UBS AG            3/22/2004    3/20/2012      Fixed 0.80%      6 Month LIBOR-BBA  semi-annually        53,706
   670,000,000  JPY  Goldman Sachs     6/15/2005    6/15/2012      Fixed 2.00%      6 Month LIBOR-BBA  semi-annually      (335,111)
       200,000  EUR  JP Morgan Chase   6/17/2005    6/17/2012      Fixed 5.00%       6 Month EURIBOR   semi-annually       (29,118)
    12,300,000  EUR  Citigroup         6/17/2005    6/18/2012    6 Month EURIBOR       Fixed 5.00%        annually      (1,790,737)
       700,000  USD  Bank of America  12/15/2005   12/15/2012      Fixed 5.00%      3 Month LIBOR-BBA  semi-annually       (10,690)
     1,200,000  USD  JP Morgan Chase  12/15/2005   12/15/2012      Fixed 5.00%        3 Month LIBOR      quarterly         (18,325)
    42,000,000  USD  Lehman Brothers  12/15/2005   12/15/2012      Fixed 5.00%      3 Month LIBOR-BBA    quarterly        (641,376)
   325,000,000  JPY  Lehman Brothers  12/20/2004   12/20/2013      Fixed 2.00%      6 Month LIBOR-BBA  semi-annually      (150,191)
     5,300,000  EUR  Barclays Capital 12/15/2005   12/15/2014      Fixed 4.00%       6 Month EURIBOR      annually        (380,373)
     1,340,000  EUR  Citibank         12/15/2005   12/15/2014      Fixed 4.00%       6 Month EURIBOR      annually         (96,170)
     9,300,000  EUR  JP Morgan        12/15/2005   12/15/2014    6 Month EURIBOR       Fixed 4.00%        annually        (667,446)
    21,155,000  EUR  Morgan Stanley   12/15/2005   12/15/2014      Fixed 4.00%       6 Month EURIBOR      annually      (1,518,261)
     4,800,000  CAD  Bank of America  12/16/2009   12/16/2014      Fixed 5.50%         3 Month CBK     semi-annually      (145,455)
     4,000,000  CAD  JP Morgan Chase  12/16/2009   12/16/2014      Fixed 5.50%         3 Month CBK     semi-annually      (121,213)
     3,300,000  USD  Lehman Brothers  12/16/2009   12/16/2014  3 Month LIBOR - BBA     Fixed 5.50%     semi-annually        70,644
     7,100,000  CAD  Merrill Lynch    12/16/2009   12/16/2014      Fixed 5.50%         3 Month CBK     semi-annually      (215,153)
     4,700,000  USD  Morgan Stanley   12/16/2009   12/16/2014  3 Month LIBOR - BBA     Fixed 5.50%     semi-annually       100,614
     2,900,000  USD  UBS AG           12/16/2009   12/16/2014  3 Month LIBOR - BBA     Fixed 5.50%     semi-annually        62,081
     2,900,000  EUR  Morgan Stanley    6/17/2005    6/11/2015      Fixed 4.50%       6 Month EURIBOR   semi-annually      (365,232)
    17,800,000  AUD  UBS AG            6/15/2005    6/15/2015     6 Month LIBOR        Fixed 6.00%     semi-annually      (136,682)
    17,100,000  AUD  UBS AG            6/15/2005    6/15/2015      Fixed 6.00%      6 Month BBR-BBSW   semi-annually      (130,071)
    35,700,000  EUR  Barclays Bank     6/17/2005    6/17/2015      Fixed 4.50%       6 Month EURIBOR   semi-annually    (4,497,003)
       200,000  GBB  HSBC Bank         9/15/2005    9/15/2015      Fixed 5.00%        6 Month LIBOR    semi-annually        (3,899)
    37,700,000  USD  Bank of America  12/15/2005   12/15/2015      Fixed 5.00%      3 Month LIBOR-BBA  semi-annually      (549,479)
    28,600,000  USD  Barclays Bank    12/15/2005   12/15/2015      Fixed 4.00%      3 Month LIBOR-BBA  semi-annually       860,091
    31,700,000  USD  JP Morgan Chase  12/15/2005   12/15/2015      Fixed 5.00%      3 Month LIBOR-BBA  semi-annually      (462,029)
    46,000,000  USD  Lehman Brothers  12/15/2005   12/15/2015      Fixed 5.00%      3 Month LIBOR-BBA  semi-annually      (670,452)
       700,000  USD  Merrill Lynch    12/15/2005   12/15/2015      Fixed 5.00%      3 Month LIBOR-BBA  semi-annually       (10,203)
     5,100,000  GBP  Citibank         12/16/2014   12/16/2019      Fixed 5.00%      6 Month LIBOR-BBA  semi-annually      (115,187)
     2,000,000  CAD  Merrill Lynch    12/16/2014   12/16/2019      3 Month CBK         Fixed 6.00%       quarterly          42,591

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005, CONTINUED

                                                                                                                        UNREALIZED
                                         EFFECTIVE  TERMINATION                                                        APPRECIATION
 NOTIONAL AMOUNT        COUNTER PARTY      DATE         DATE          PAYMENT            RECEIPT         FREQUENCY    (DEPRECIATION)
----------------       ---------------  ----------  -----------  -----------------  -----------------  -------------  --------------
GLOBAL BOND
 CONTINUED
       1,100,000  CAD  JP Morgan        12/15/2005    6/15/2025     Fixed 4.50%        3 Month CBK     semi-annually   ($    17,782)
         400,000  USD  Lehman Brothers  12/15/2005   12/15/2025     Fixed 5.00%     3 Month LIBOR-BBA  semi-annually             29
       3,800,000  GBP  Barclays Bank     6/18/2014    6/18/2034     Fixed 5.00%     6 Month LIBOR-BBA  semi-annually       (400,301)
       2,500,000  GBP  HSBC Bank         6/18/2014    6/18/2034     Fixed 5.00%       6 Month LIBOR    semi-annually       (263,356)
         300,000  GBP  UBS AG            6/18/2014    6/18/2034  6 Month LIBOR-BBA     Fixed 5.00%     semi-annually        (31,603)
       4,200,000  USD  Morgan Stanley   12/15/2005   15/15/2015     Fixed 5.00%       6 Month LIBOR    semi-annually        (61,215)
   1,370,000,000  JPY  Morgan Stanley    6/15/2006    6/15/2015     Fixed 1.50%       6 Month LIBOR    semi-annually        118,049
                                                                                                                       ------------
                                                                                                                       ($ 4,574,879)
                                                                                                                       ============

REAL RETURN BOND
       3,200,000  USD  Lehman Brothers   6/15/2005    6/15/2010     Fixed 4.00%       3 Month LIBOR    semi-annually    $    96,234
       7,600,000  EUR  Barclays Bank     6/17/2005    6/17/2010   6 Month EURIBOR      Fixed 4.00%        annually          475,360
       1,800,000  EUR  Barclays Bank    10/15/2005   10/15/2010   6 Month EURIBOR     Fixed 2.1025%    semi-annually             --
       2,000,000  EUR  BNP Paribas      10/15/2005   10/15/2010     Fixed 2.09%      6 Month EURIBOR   semi-annually         (8,684)
       1,000,000  EUR  UBS AG           10/15/2005   10/15/2010    Fixed 2.1455%     6 Month EURIBOR   semi-annually           (187)
       8,500,000  USD  Goldman Sachs    12/15/2005   12/15/2012     Fixed 5.00%       3 Month LIBOR      quarterly         (129,802)
       7,500,000  EUR  Barclays Bank     6/17/2005    6/17/2015   6 Month EURIBOR      Fixed 5.00%        annually        1,320,453
       5,700,000  EUR  Goldman Sachs     6/17/2005    6/17/2015     Fixed 5.00%      3 Month EURIBOR   semi-annually       (717,870)
       2,700,000  EUR  JPMorgan          6/17/2005    6/17/2015   6 Month EURIBOR      Fixed 5.00%        annually          475,301
      24,100,000  USD  Bank of America  12/15/2005   12/15/2015     Fixed 5.00%     3 Month LIBOR-BBA  semi-annually       (351,258)
      27,700,000  USD  Goldman Sachs    12/15/2005   12/15/2015     Fixed 5.00%     3 Month LIBOR-BBA  semi-annually       (403,728)
         100,000  USD  Morgan Stanlay   12/15/2005   12/15/2015     Fixed 5.00%       3 Month LIBOR      quarterly           (1,458)
                                                                                                                       ------------
                                                                                                                        $   754,361
                                                                                                                       ============

TOTAL RETURN
      16,000,000  USD  Bank of America    06/15/05     06/15/06    3 Month LIBOR       Fixed 3.00%       quarterly     ($   144,441)
      15,000,000  USD  Goldman Sachs     6/15/2005    6/15/2006    3 Month LIBOR       Fixed 3.00%       quarterly         (135,414)
       9,800,000  USD  Lehman Bros.       06/15/05     06/15/06    3 Month LIBOR       Fixed 3.00%       quarterly          (88,470)
         400,000  USD  Bank of America    12/15/05     12/15/10    3 Month LIBOR       Fixed 4.00%       quarterly          (12,029)
      37,500,000  USD  Barclays           12/15/05     12/15/10    3 Month LIBOR       Fixed 4.00%       quarterly       (1,127,740)
      32,800,000  USD  Lehman Brothers    12/15/05     12/15/10    3 Month LIBOR       Fixed 4.00%       quarterly         (986,398)
       2,900,000  USD  Merrill Lynch      12/15/05     12/15/10    3 Month LIBOR       Fixed 4.00%       quarterly          (87,212)
       7,800,000  USD  Morgan Stanley     12/15/05     12/15/10    3 Month LIBOR       Fixed 4.00%       quarterly         (234,570)
      12,500,000  GBP  Barclays          6/16/2005    6/16/2011    6 Month LIBOR       Fixed 5.00%     semi-annually        467,345
     258,000,000  JPY  Goldman Sachs     6/15/2005    6/15/2012     Fixed 2.00%       6 Month LIBOR    semi-annually       (129,043)
     130,000,000  JPY  Goldman Sachs     6/15/2005    6/15/2012     Fixed 2.00%       6 Month LIBOR    semi-annually        (65,022)
     390,000,000  JPY  Morgan Stanley    6/15/2005    6/15/2012     Fixed 2.00%       3 Month LIBOR    semi-annually       (195,065)
   1,005,000,000  JPY  UBS AG             06/15/05     06/15/12     Fixed 2.00%       3 Month LIBOR    semi-annually       (502,666)
      21,100,000  USD  Goldman Sachs      12/15/05     12/15/12     Fixed 5.00%       3 Month LIBOR      quarterly         (322,215)
       6,600,000  USD  Lehman Brothers    12/15/05     12/15/15    3 Month LIBOR       Fixed 5.00%     semi-annually         96,195
       2,700,000  EUR  Goldman Sachs      03/15/12     03/15/17    6 Month LIBOR       Fixed 6.00%     semi-annually        432,590
       1,400,000  CAD  Bank of America    12/16/14     12/16/19     3 Month CBK        Fixed 6.00%       quarterly           29,814
         800,000  USD  Greenwich          12/15/05     12/15/25     Fixed 5.00%       3 Month LIBOR      quarterly               58
                       Capital
       1,400,000  EUR  Barclays          3/15/2017    3/15/2032    6 Month LIBOR       Fixed 6.00%     semi-annually        224,306
         700,000  EUR  JPMorgan          3/15/2017    3/15/2032   6 Month EURIBOR      Fixed 6.00%     semi-annually        112,153
       3,700,000  EUR  Barclays           06/18/14     06/18/34   6 Month EURIBOR      Fixed 6.00%     semi-annually        831,969
                                                                                                                       ------------
                                                                                                                       ($ 1,835,855)
                                                                                                                       ============

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of September 30, 2005:

                     FUND     IN EXCHANGE
                   RECEIVES/      FOR
                   PROVIDES     PREMIUM       PREMIUM
                    CREDIT    PAYMENTS OF     PAYMENT     EFFECTIVE  TERMINATION   NOTIONAL
COUNTERPARTY      PROTECTION  (PER ANNUM)    FREQUENCY       DATE        DATE       AMOUNT               ISSUER
------------      ----------  -----------  -------------  ---------  -----------  ---------  ------------------------------
GLOBAL BOND
Bank of America   Receives        0.90%      Quarterly    8/20/2005    9/20/2010    500,000             JC Penny
Bear Stearns      Receives        1.75%      Quarterly    9/10/2005    9/20/2006  1,700,000  General Motor Acceptance Corp.
Citibank N.A.     Receives        1.70%      Quarterly    9/10/2005    9/20/2006    450,000  General Motor Acceptance Corp.
Citibank N.A.     Receives        0.50%      Quarterly    9/21/2004    3/20/2010  7,000,000             Dow Jones
Credit Suisse     Receives        0.94%      Quarterly    8/18/2005    9/20/2010    500,000             JC Penny
Lehman Brothers   Receives        1.00%    Semi-annually  7/28/2004    7/28/2005    100,000        Russian Federation
Merrill Lynch     Receives        0.50%      Quarterly    9/21/2004    3/20/2010  2,000,000             Dow Jones
Morgan Stanley    Provides        2.70%    Semi-annually  8/31/2005    9/20/2010  1,900,000        Republic of Turkey
Morgan Stanley    Receives        1.70%      Quarterly    9/14/2005    9/20/2006    300,000  General Motor Acceptance Corp.
UBS AG            Provides       85.00%      Quarterly    9/21/2005   12/20/2010  3,000,000             Dow Jones
UBS AG            Receives        2.00%      Quarterly    9/21/2005   12/20/2010  3,000,000             Dow Jones




REAL RETURN BOND
Bear Stearns      Receives        3.10%    Semi-annually  4/21/2005    6/20/2006  1,500,000     Ford Motor Credit CDS SP
Citibank N.A.     Receives        1.70%      Quarterly    9/14/2005    9/20/2006    500,000  General Motor Acceptance Corp.
JP Morgan         Receives        4.25%      Quarterly    5/18/2005    6/20/2006  1,000,000  General Motor Acceptance Corp.
Morgan Stanley    Receives        4.15%      Quarterly    5/18/2005    6/20/2006  1,000,000  General Motor Acceptance Corp.
Morgan Stanley    Receives        3.83%    Semi-annually  4/26/2005    6/20/2006  1,000,000  General Motor Acceptance Corp.
Morgan Stanley    Receives        2.45%      Quarterly     8/6/2005    9/20/2007  1,500,000  General Motor Acceptance Corp.
UBS AG            Receives        2.65%      Quarterly    7/21/2005    9/20/2007  1,000,000  General Motor Acceptance Corp.




TOTAL RETURN
Bear Stearns      Receives        0.62%    Semi-annually  3/12/2005    3/20/2007    200,000        Russian Federation
Bank of America   Receives        1.70%      Quarterly    7/22/2005    9/20/2006  7,700,000        Russian Federation
JP Morgan         Receives        2.90%      Quarterly     4/1/2005    6/20/2006  3,000,000  General Motor Acceptance Corp.
JP Morgan         Receives        2.80%      Quarterly     4/6/2005    6/20/2006  3,300,000  General Motor Acceptance Corp.
JP Morgan         Receives        0.77%    Semi-annually  5/19/2005    5/20/2007    100,000        Russian Federation
Lehman Brothers   Received        1.80%      Quarterly    9/10/2005    9/20/2006    800,000        Russian Federation
Lehman Brothers   Receives        2.70%      Quarterly     4/9/2005    6/20/2007    250,000       Ford Motor Credit SP
Morgan Stanley    Receives        3.35%      Quarterly    5/18/2005    6/20/2006    300,000       Ford Motor Credit SP
Morgan Stanley    Provides        2.25%    Semi-annually  9/17/2005    9/20/2010  5,000,000        Republic of Turkey
Morgan Stanley    Receives        0.58%    Semi-annually  5/27/2005    6/20/2006  1,100,000        Russian Federation




               UNREALIZED
  DEFAULT     APPRECIATION
   AMOUNT    (DEPRECIATION)
-----------  --------------
$10,000,000    ($  4,560)
 10,000,000       (3,993)
 10,000,000       (1,271)
 10,000,000      (18,131)
 10,000,000       (5,433)
 10,000,000          369
 10,000,000       (5,180)
 10,000,000      (52,169)
 10,000,000         (847)
 10,000,000      (25,571)
 10,000,000       13,475
               ---------
               ($103,311)
               =========


$10,000,000     $ 18,025
 10,000,000       (1,412)
 10,000,000       16,288
 10,000,000       15,575
 10,000,000       13,294
 10,000,000      (15,362)
 10,000,000       (6,565)
               ---------
                $ 39,843
               =========


$10,000,000     $    820
 10,000,000      (21,748)
 10,000,000       19,992
 10,000,000       19,639
 10,000,000          687
 10,000,000       (1,499)
 10,000,000        2,343
 10,000,000        4,141
 10,000,000      (40,520)
 10,000,000        2,255
               ---------
               ($ 13,890)
               =========



























At September 30, 2005, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                               TAX BASIS
                                                              NET UNREALIZED     TAX BASIS      TAX BASIS
                                                               APPRECIATION     UNREALIZED     UNREALIZED
PORTFOLIO                                    TAX BASIS COST   (DEPRECIATION)   APPRECIATION   DEPRECIATION
---------                                    --------------   --------------   ------------   ------------
500 Index                                    $1,246,059,062   $ 38,979,117    $237,190,057   $198,210,940
500 Index B                                   1,113,849,303      4,644,487     161,705,680    157,061,192
Active Bond                                   1,819,154,187    (10,566,817)     13,764,113     24,330,930
All Cap Core                                    249,746,043      9,175,365      18,841,861      9,666,496
All Cap Growth                                  578,185,162    102,817,177     114,224,015     11,406,838
All Cap Value                                   446,814,491     64,040,016      73,081,838      9,041,822
American Blue Chip Income and Growth Trust      165,094,616     20,014,022      20,014,022             --
American Bond Trust                              52,529,372       (229,469)       (229,469)            --
American Growth & Income Trust                  711,296,845     69,410,537      69,410,537             --
American Growth Trust                           859,252,671    170,621,245     170,621,245             --

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

FEDERAL TAX INFORMATION, CONTINUED

                                                   TAX BASIS
                                                NET UNREALIZED     TAX BASIS      TAX BASIS
                                                 APPRECIATION     UNREALIZED     UNREALIZED
PORTFOLIO                      TAX BASIS COST   (DEPRECIATION)   APPRECIATION   DEPRECIATION
---------                      --------------   --------------   ------------   ------------
American International Trust   $  450,577,485   $ 88,389,938     $ 88,389,938             --
Blue Chip Growth                2,344,719,490    298,866,538      401,037,511   $102,170,973
Bond Index B                      226,248,613      1,029,941        3,767,903      2,737,962
Capital Appreciation              356,119,170     59,057,411       63,104,609      4,047,198
Classic Value                      22,061,479        979,525        1,799,683        820,158
Core Bond                         320,010,792     (2,485,744)         225,317      2,711,061
Core Equity                       614,380,128     56,857,056       76,362,431     19,505,374
Dynamic Growth                    190,394,807     42,769,503       47,958,296      5,188,793
Emerging Growth                   223,844,277     39,243,967       44,382,139      5,138,172
Emerging Small Company            449,683,522     76,314,033      103,048,824     26,734,791
Equity-Income                   2,571,490,027    240,113,306      399,753,076    159,639,770
Financial Services                129,947,794     26,261,353       27,607,707      1,346,354
Fundamental Value                 957,955,439    211,249,529      227,887,105     16,637,576
Global                            410,636,682     50,387,732       63,821,991     13,434,259
Global Allocation                 176,227,116      9,020,601       13,041,915      4,021,314
Global Bond                     1,252,448,542      8,359,463       14,580,030      6,220,567
Growth & Income                 1,357,047,816     (6,077,528)      60,055,784     66,133,312
Growth & Income II              2,014,381,073    215,825,419      282,677,151     66,851,732
Health Sciences                   208,643,979     27,277,606       47,955,144     20,677,538
High Yield                      1,796,540,189      6,547,133       66,788,730     60,241,597
Income & Value                    665,226,853     60,769,978       78,752,001     17,982,023
International Equity Index A      124,235,420     14,763,050       16,269,608      1,506,557
International Equity Index B      254,757,074     31,295,910       34,631,711      3,335,801
International Opportunities       368,952,174     42,221,915       48,309,887      6,087,971
International Small Cap           586,272,805    127,616,584      154,052,681     26,436,097
International Stock               751,937,363     86,583,451       95,101,117      8,517,666
International Value             1,650,190,353    234,362,075      262,160,429     27,798,354
Investment Quality Bond           460,799,992     16,717,950       22,231,206      5,513,256
Large Cap                         133,358,717      6,904,458        8,758,728      1,854,270
Large Cap Growth                  576,793,661     33,505,873       55,928,717     22,422,844
Large Cap Value                   255,716,782     48,043,138       53,406,151      5,363,013
Lifestyle Aggressive 1000         856,707,409     45,596,639       56,147,889     10,551,250
Lifestyle Balanced 640          5,961,232,815    109,257,879      209,669,837    100,411,958
Lifestyle Conservative 280        825,741,023    (11,942,484)       6,048,803     17,991,287
Lifestyle Growth 820            5,760,404,714    222,147,035      289,514,681     67,367,646
Lifestyle Moderate 460          1,656,533,344     (1,366,229)      32,332,565     33,698,794
Managed                         2,116,312,991      4,923,487       75,147,087     70,223,600
Mid Cap Core                      195,417,595     12,909,151       13,548,957        639,806
Mid Cap Index                     286,785,635     51,082,894       66,260,886     15,177,992
Mid Cap Stock                     869,904,800    151,697,409      165,044,782     13,347,373
Mid Cap Value                     629,552,331    161,014,652      179,172,225     18,157,573
Mid Value                         183,610,690     12,997,375       19,971,349      6,973,974
Money Market                    2,641,665,267             --               --             --
Money Market B                    454,209,953             --               --             --
Natural Resources                 535,746,642    401,641,043      414,392,221     12,751,178
Overseas Equity                   253,945,755     39,976,941       43,873,104      3,896,163
Pacific Rim                       133,119,844     27,026,649       31,872,309      4,845,660
Quantitative All Cap              332,916,973     17,989,994       31,477,432     13,487,438
Quantitative Mid Cap              129,546,694     31,548,452       33,114,063      1,565,611

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

FEDERAL TAX INFORMATION, CONTINUED

                                                 TAX BASIS
                                              NET UNREALIZED     TAX BASIS      TAX BASIS
                                               APPRECIATION     UNREALIZED     UNREALIZED
PORTFOLIO                    TAX BASIS COST   (DEPRECIATION)   APPRECIATION   DEPRECIATION
---------                    --------------   --------------   ------------   ------------
Quantitative Value           $  447,857,253    $ 25,584,314    $ 35,248,391    $ 9,664,077
Real Estate Securities        1,177,051,264     251,808,052     255,618,832      3,810,780
Real Return Bond              1,551,654,652        (817,019)      2,151,843      2,968,862
Science & Technology            491,676,536    $ 19,262,445    $ 46,611,984    $27,349,539
Short-Term Bond                 229,854,630      (2,776,036)        525,254      3,301,290
Small Cap                       239,289,265      21,866,769      27,634,334      5,767,565
Small Cap Growth                254,981,974      38,001,539      44,395,637      6,394,098
Small Cap Index                 302,365,524      44,468,867      58,177,977     13,709,110
Small Cap Opportunities         430,361,423      77,962,651      98,787,966     20,825,315
Small Cap Value                 312,207,669      42,658,097      47,440,212      4,782,114
Small Company                    92,262,178       8,250,679      11,970,590      3,719,912
Small Company Value             589,848,617     255,563,288     279,987,153     24,423,865
Special Value                    36,467,521       3,872,652       5,077,882      1,205,229
Strategic Bond                1,576,106,769        (843,078)     22,713,654     23,556,733
Strategic Income                 32,322,665         821,894       1,124,785        302,891
Strategic Opportunities         469,660,782      60,681,652      69,897,300      9,215,648
Strategic Value                 191,775,897       7,205,996      18,223,167     11,017,171
Total Return                  1,919,176,050       4,473,686       6,295,237      1,821,551
Total Stock Market Index        408,953,923      36,307,593      55,538,540     19,230,947
U.S. Global Leaders Growth      449,310,476      16,673,620      25,287,920      8,614,300
U.S. Government Securities    1,283,397,527      (5,170,868)      1,399,302      6,570,171
U.S. High Yield Bond            267,786,532         439,915       2,499,738      2,059,823
U.S. Large Cap                  612,059,737      54,814,404      86,479,830     31,665,426
Utilities                       145,824,516      22,089,505      22,825,016        735,511
Value                           271,327,077      36,921,033      42,219,415      5,298,382

For information regarding the Trust's policy regarding valuation of investments, significant according policies and other disclosures, please refer to the Trust's most recent Semi-Annual Report dated June 30, 2005.

JHT HAS FIVE MASTER-FEEDER FUNDS WHICH INVEST EXCLUSIVELY IN CLASS 2 SHARES OF THE AMERICAN GROWTH FUND, THE AMERICAN INTERNATIONAL FUND, THE AMERICAN BLUE CHIP INCOME AND GROWTH FUND, THE AMERICAN GROWTH-INCOME FUND, AND THE AMERICAN BOND FUND, EACH OF WHICH ARE SERIES OF AMERICAN FUND INSURANCE SERIES ("AFIS"). FORM N-Q FOR THE PERIOD ENDED SEPTEMBER 30, 2005 FOR THE AFIS MASTER FUNDS WAS FILED UNDER CIK NUMBER 0000729528, FILE # 811-03857 ON OR ABOUT ON NOVEMBER 29, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Trust




By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date:  November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: November 23, 2005





By: /S/ John G. Vrysen
John G. Vrysen
Vice President & Chief Financial Officer

Date: November 23, 2005